DFA INVESTMENT DIMENSIONS GROUP INC.
PORTFOLIO HOLDINGS REPORT
July 31, 2021
(UNAUDITED)

Definitions of Abbreviations and Footnotes
Dimensional 2055 Target Date Retirement Income Fund
Dimensional 2060 Target Date Retirement Income Fund
Dimensional 2065 Target Date Retirement Income Fund
Dimensional 2010 Target Date Retirement Income Fund
Dimensional 2015 Target Date Retirement Income Fund
Dimensional 2020 Target Date Retirement Income Fund
Dimensional 2025 Target Date Retirement Income Fund
Dimensional 2030 Target Date Retirement Income Fund
Dimensional 2035 Target Date Retirement Income Fund
Dimensional 2040 Target Date Retirement Income Fund
DFA Short-Duration Real Return Portfolio
DFA Municipal Real Return Portfolio
DFA Municipal Bond Portfolio
World Core Equity Portfolio
DFA LTIP Portfolio
U.S. Social Core Equity 2 Portfolio
U.S. Sustainability Core 1 Portfolio
U.S. Sustainability Targeted Value Portfolio
International Sustainability Core 1 Portfolio
International Social Core Equity Portfolio
Global Social Core Equity Portfolio
Emerging Markets Social Core Equity Portfolio
Tax-Managed U.S. Marketwide Value Portfolio
Tax-Managed DFA International Value Portfolio
T.A. World ex U.S. Core Equity Portfolio
VA U.S. Targeted Value Portfolio
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

Table of Contents CONTINUED
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
The Tax-Managed U.S. Marketwide Value Series
NOTES TO SCHEDULES OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations
DIMENSIONAL EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
NOTES TO SCHEDULE OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
CDOR	Canadian Dollar Offered Rate
LIBOR	London Interbank Offered Rate
P.L.C.	Public Limited Company
SA	Special Assessment
SOFR	Secured Overnight Financing Rate
AGM	Assured Guaranty Municipal Corporation
BAN	Bond Anticipation Note
ETM	Escrowed to Maturity
GO	General Obligation
NATL-IBC	National Public Finance Guarantee Corporation Insurance Bond Certificate
PSF-GTD	Public School Fund Guarantee
RB	Revenue Bond
RN	Revenue Note
SCH BD GTY	School Bond Guaranty
SCSDE	South Carolina State Department of Education
SD CRED PROG	School District Credit Program
ST	Special Tax
ST AID DIR DEP	State Aid Direct Deposit
ST AID WITHHLDG	State Aid Withholding
BAM	Build America Mutual
ADR	American Depositary Receipt
CPI	Consumer Price Index
CP	Certificate Participation
GDR	Global Depositary Receipt
AUD	Australian Dollars
CAD	Canadian Dollars
EUR	Euro
GBP	British Pounds
NOK	Norwegian Krone
NZD	New Zealand Dollars
SEK	Swedish Krona
USD	United States Dollar
INR	Indian Rupee

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
^	Denominated in USD, unless otherwise noted.
(r)	The adjustable rate shown is effective as of July 31, 2021.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

CONTINUED
¤	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
±	Face Amount of security is not adjusted for inflation.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.

Dimensional 2055 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	355,914	$12,428,530
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	376,508	12,417,244
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	204,919	5,631,159
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	136,748	3,514,410
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	173,276	2,819,207
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	97,417	969,297
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	87,640	969,297
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $26,943,528)		$38,749,144

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.025% (Cost $16,645)	16,645	16,645
TOTAL INVESTMENTS — (100.0%) (Cost $26,960,173)^^		$38,765,789
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$38,749,144	—	—	$38,749,144
Temporary Cash Investments	16,645	—	—	16,645
TOTAL	$38,765,789	—	—	$38,765,789

Dimensional 2060 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.8%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	316,123	$11,039,023
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	333,685	11,004,938
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	181,897	4,998,525
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	122,428	3,146,393
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	153,671	2,500,223
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	78,241	865,343
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	86,969	865,340
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $24,586,345)		$34,419,785

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund, 0.025% (Cost $69,059)	69,059	69,059
TOTAL INVESTMENTS — (100.0%) (Cost $24,655,404)^^		$34,488,844
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$34,419,785	—	—	$34,419,785
Temporary Cash Investments	69,059	—	—	69,059
TOTAL	$34,488,844	—	—	$34,488,844

Dimensional 2065 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (98.1%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	19,945	$696,475
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	21,057	694,476
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	11,484	315,587
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	7,718	198,353
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	9,775	159,031
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	4,899	54,186
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	5,387	53,599
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $1,770,674)		$2,171,707

TEMPORARY CASH INVESTMENTS — (1.9%)
State Street Institutional U.S. Government Money Market Fund, 0.025% (Cost $41,132)	41,132	41,132
TOTAL INVESTMENTS — (100.0%) (Cost $1,811,806)^^		$2,212,839
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$2,171,707	—	—	$2,171,707
Temporary Cash Investments	41,132	—	—	41,132
TOTAL	$2,212,839	—	—	$2,212,839

Dimensional 2010 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.8%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	1,089,093	$14,822,547
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	47,509	1,659,008
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	50,084	1,651,774
Investment in DFA One-Year Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	138,133	1,422,769
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	27,356	751,742
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	18,485	475,066
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	23,175	377,061
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $16,939,158)		$21,159,967

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund, 0.025% (Cost $40,675)	40,675	40,675
TOTAL INVESTMENTS — (100.0%) (Cost $16,979,833)^^		$21,200,642
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$21,159,967	—	—	$21,159,967
Temporary Cash Investments	40,675	—	—	40,675
TOTAL	$21,200,642	—	—	$21,200,642

Dimensional 2015 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	2,287,817	$31,137,186
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	109,971	3,840,182
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	116,390	3,838,552
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group Inc.	266,498	3,235,289
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	63,307	1,739,683
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	42,241	1,085,588
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	53,529	870,918
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $35,530,872)		$45,747,398

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.025% (Cost $34,832)	34,832	34,832
TOTAL INVESTMENTS — (100.0%) (Cost $35,565,704)^^		$45,782,230
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$45,747,398	—	—	$45,747,398
Temporary Cash Investments	34,832	—	—	34,832
TOTAL	$45,782,230	—	—	$45,782,230

Dimensional 2020 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	5,761,939	$78,419,994
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group Inc.	1,886,364	22,900,464
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	324,546	11,333,127
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	342,045	11,280,642
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	186,789	5,132,969
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	125,009	3,212,737
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	157,929	2,569,502
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $105,220,682)^^		$134,849,435
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$134,849,435	—	—	$134,849,435
TOTAL	$134,849,435	—	—	$134,849,435

Dimensional 2025 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	4,457,688	$60,669,132
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group Inc.	4,158,332	50,482,153
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	587,093	20,501,285
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	618,806	20,408,234
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	336,004	9,233,387
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	227,022	5,834,453
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	284,479	4,628,474
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	291,928	3,228,718
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	323,909	3,222,897
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $132,179,087)^^		$178,208,733
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$178,208,733	—	—	$178,208,733
TOTAL	$178,208,733	—	—	$178,208,733

Dimensional 2030 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.8%)
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group Inc.	4,693,924	$56,984,245
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	844,823	29,501,238
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	892,175	29,423,929
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	1,727,456	23,510,674
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	485,821	13,350,351
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	327,480	8,416,230
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	825,146	8,210,203
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	742,333	8,210,203
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	410,099	6,672,316
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $132,684,036)		$184,279,389

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund, 0.025% (Cost $379,324)	379,324	379,324
TOTAL INVESTMENTS — (100.0%) (Cost $133,063,360)^^		$184,658,713
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$184,279,389	—	—	$184,279,389
Temporary Cash Investments	379,324	—	—	379,324
TOTAL	$184,658,713	—	—	$184,658,713

Dimensional 2035 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group Inc.	3,074,990	$37,330,379
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	920,946	32,159,456
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	974,858	32,150,827
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	531,628	14,609,127
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	1,006,069	11,127,121
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	1,117,293	11,117,068
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	357,643	9,191,428
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	449,119	7,307,160
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	112,075	1,525,336
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $110,724,893)^^		$156,517,902
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$156,517,902	—	—	$156,517,902
TOTAL	$156,517,902	—	—	$156,517,902

Dimensional 2040 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	886,923	$30,971,359
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	935,607	30,856,320
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	508,012	13,960,169
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	1,084,432	11,993,818
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	1,204,322	11,983,004
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	343,103	8,817,741
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group Inc.	599,883	7,282,576
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	430,428	7,003,074
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $85,882,486)		$122,868,061

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.025% (Cost $74,260)	74,260	74,260
TOTAL INVESTMENTS — (100.0%) (Cost $85,956,746)^^		$122,942,321
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$122,868,061	—	—	$122,868,061
Temporary Cash Investments	74,260	—	—	74,260
TOTAL	$122,942,321	—	—	$122,942,321

DFA Short-Duration Real Return Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (83.8%)
AUSTRALIA — (9.2%)
Australia & New Zealand Banking Group, Ltd.
	2.800%, 08/16/21	AUD	1,000	$734,545
	2.550%, 11/23/21		2,700	2,719,823
	3.300%, 03/07/22	AUD	1,000	747,617
	2.625%, 05/19/22		250	254,937
Australia & New Zealand Banking Group, Ltd., Floating Rate Note, 3M Swap + 0.760%, FRN
(r)	0.784%, 01/16/25	AUD	12,000	8,945,845
Australia Government Bond
	0.250%, 11/21/25	AUD	33,650	24,472,828
	4.250%, 04/21/26	AUD	8,000	6,892,062
Bank of New Zealand
Ω	1.000%, 03/03/26		750	746,131
Commonwealth Bank of Australia
Ω	2.750%, 03/10/22		4,974	5,050,222
	2.750%, 03/10/22		200	203,065
Glencore Funding LLC
Ω	4.625%, 04/29/24		9,283	10,193,241
National Australia Bank, Ltd.
	2.800%, 01/10/22		3,000	3,034,692
	2.500%, 05/22/22		1,635	1,665,363
	3.375%, 01/14/26		3,697	4,096,659
National Australia Bank, Ltd., Floating Rate Note
(r)	3M Swap + 0.930%, FRN, 0.960%, 09/26/23	AUD	6,000	4,476,879
(r)	3M Swap + 1.040%, FRN, 1.080%, 02/26/24	AUD	2,500	1,873,628
(r)	3M Swap + 0.920%, FRN, 0.948%, 06/19/24	AUD	6,000	4,491,717
(r)	3M Swap + 0.770%, FRN, 0.796%, 01/21/25	AUD	600	447,767
New South Wales Treasury Corp.
	4.000%, 05/20/26	AUD	14,700	12,464,068
Queensland Treasury Corp.
Ω	3.250%, 07/21/26	AUD	1,000	825,640
South Australian Government Financing Authority
	3.000%, 07/20/26	AUD	2,000	1,630,751
Treasury Corp. of Victoria
	0.500%, 11/20/25	AUD	15,950	11,656,813
Westpac Banking Corp.
	2.800%, 01/11/22		11,749	11,885,906
		Face Amount^	Value†
		(000)
AUSTRALIA — (Continued)
2.850%, 05/13/26		8,700	$9,458,263
1.150%, 06/03/26		9,800	9,899,407
4.125%, 06/04/26	AUD	500	419,460
Westpac Banking Corp., Floating Rate Note
(r) 3M Swap + 1.140%, FRN, 1.165%, 04/24/24	AUD	500	376,320
(r) 3M Swap + 0.880%, FRN, 0.919%, 08/16/24	AUD	3,500	2,619,799
TOTAL AUSTRALIA			142,283,448
AUSTRIA — (0.1%)
Oesterreichische Kontrollbank AG
0.500%, 02/02/26		1,000	991,080
BELGIUM — (0.0%)
Dexia Credit Local SA
0.250%, 06/02/22	EUR	350	417,869
CANADA — (13.4%)
Bank of Montreal
1.610%, 10/28/21	CAD	6,000	4,824,431
Bank of Montreal, Floating Rate Note
(r) 3M USD LIBOR + 0.790%, FRN, 0.929%, 08/27/21		800	800,445
(r) 3M Swap + 0.990%, FRN, 1.015%, 09/07/23	AUD	10,070	7,513,520
Bank of Nova Scotia (The)
1.900%, 12/02/21	CAD	15,300	12,329,401
1.830%, 04/27/22	CAD	6,000	4,862,712
Canada Government International Bond
0.750%, 05/19/26		4,000	4,009,224
Canadian Imperial Bank of Commerce
2.900%, 09/14/21	CAD	3,000	2,411,542
Canadian Natural Resources, Ltd.
2.950%, 01/15/23		1,568	1,621,268
3.900%, 02/01/25		559	610,330
2.050%, 07/15/25		555	572,020
Enbridge, Inc.
2.900%, 07/15/22		6,010	6,140,632
Province of Alberta Canada
1.000%, 11/15/21	GBP	3,000	4,179,052

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
CANADA — (Continued)
Province of British Columbia Canada
#	0.900%, 07/20/26		17,100	$17,204,721
Province of Ontario Canada
	1.350%, 03/08/22	CAD	13,000	10,489,300
	0.625%, 01/21/26		3,800	3,779,933
#	1.050%, 04/14/26		12,000	12,139,800
Province of Ontario Canada, Floating Rate Note, 3M CDOR + 0.050%, FRN
(r)	0.485%, 08/21/23	CAD	11,600	9,340,343
Province of Quebec Canada, Floating Rate Note
(r)	3M CDOR + 0.545%, FRN, 0.985%, 10/19/23	CAD	11,250	9,171,058
(r)	3M CDOR + 0.405%, FRN, 0.844%, 10/13/24	CAD	30,275	24,752,166
PSP Capital, Inc.
Ω	1.000%, 06/29/26		4,469	4,515,966
Rogers Communications, Inc.
	4.100%, 10/01/23		3,000	3,200,769
Royal Bank of Canada
	1.583%, 09/13/21	CAD	7,500	6,020,018
	1.968%, 03/02/22	CAD	2,300	1,861,330
	2.000%, 03/21/22	CAD	15,000	12,151,731
Suncor Energy, Inc.
	3.100%, 05/15/25		2,000	2,143,760
Toronto-Dominion Bank (The)
	1.994%, 03/23/22	CAD	12,800	10,369,888
	3.005%, 05/30/23	CAD	5,000	4,175,537
	0.625%, 07/20/23	EUR	7,300	8,841,646
	0.750%, 01/06/26		7,500	7,451,875
	1.200%, 06/03/26		6,300	6,360,182
Toronto-Dominion Bank (The), Floating Rate Note, 3M Swap + 1.000%, FRN
(r)	1.025%, 07/10/24	AUD	4,000	2,992,089
TOTAL CANADA				206,836,689
DENMARK — (0.1%)
Kommunekredit
	0.500%, 01/28/26		1,425	1,412,033
FRANCE — (1.5%)
Agence Francaise de Developpement EPIC
	0.625%, 01/22/26		4,400	4,374,304
BNP Paribas SA
Ω	2.950%, 05/23/22		2,500	2,553,102
BPCE SA
Ω	2.375%, 01/14/25		2,200	2,296,037
Caisse d'Amortissement de la Dette Sociale
#Ω	0.625%, 02/18/26		1,000	994,378
			Face Amount^	Value†
			(000)
FRANCE — (Continued)
Credit Agricole SA
Ω	3.375%, 01/10/22		2,000	$2,027,648
Societe Generale SA
Ω	3.250%, 01/12/22		2,000	2,025,299
Ω	4.250%, 09/14/23		5,000	5,365,558
Ω	2.625%, 10/16/24		1,700	1,779,255
Total Capital International SA
	0.250%, 07/12/23	EUR	1,500	1,802,182
TOTAL FRANCE				23,217,763
GERMANY — (3.8%)
Bayer U.S. Finance II LLC
Ω	3.375%, 07/15/24		5,000	5,330,382
BMW Finance NV
	0.625%, 10/06/23	EUR	2,200	2,665,650
BMW US Capital LLC
Ω	3.450%, 04/12/23		2,000	2,098,263
BMW US Capital LLC, Floating Rate Note, 3M USD LIBOR + 0.500%, FRN
(r)Ω	0.660%, 08/13/21		5,463	5,464,114
Daimler Finance North America LLC
Ω	2.850%, 01/06/22		3,000	3,032,058
Ω	3.300%, 05/19/25		2,231	2,418,953
Deutsche Bahn Finance GMBH
	4.375%, 09/23/21	EUR	850	1,015,118
Kreditanstalt fuer Wiederaufbau
	1.625%, 04/03/24	NOK	86,330	9,937,231
	0.625%, 01/22/26		7,700	7,686,596
Landeskreditbank Baden-Wuerttemberg Foerderbank
	4.250%, 08/07/25	AUD	4,200	3,507,884
Landwirtschaftliche Rentenbank
	4.750%, 05/06/26	AUD	2,000	1,737,246
NRW Bank
	1.050%, 03/31/26	AUD	580	428,149
Siemens Financieringsmaatschappij NV
	1.200%, 03/11/26		500	504,050
State of North Rhine-Westphalia Germany
	1.000%, 04/21/26		8,300	8,399,124
Volkswagen Group of America Finance LLC
Ω	4.000%, 11/12/21		3,000	3,030,932
Ω	2.850%, 09/26/24		500	529,645
TOTAL GERMANY				57,785,395

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
IRELAND — (0.1%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
	1.750%, 01/30/26		1,800	$1,789,150
	4.450%, 04/03/26		150	165,825
TOTAL IRELAND				1,954,975
ITALY — (1.0%)
Intesa Sanpaolo SpA
Ω	3.125%, 07/14/22		400	409,807
Ω	3.250%, 09/23/24		4,200	4,471,467
Republic of Italy Government International Bond
	6.875%, 09/27/23		5,500	6,217,126
	2.375%, 10/17/24		3,961	4,131,759
TOTAL ITALY				15,230,159
JAPAN — (3.3%)
7-Eleven Inc.
Ω	0.950%, 02/10/26		6,000	5,940,902
Aircastle Ltd.
	4.250%, 06/15/26		500	549,694
American Honda Finance Corp.
	0.550%, 03/17/23	EUR	3,000	3,610,870
Daiwa Securities Group, Inc.
#Ω	3.129%, 04/19/22		1,770	1,805,811
Mitsubishi UFJ Financial Group, Inc.
	3.407%, 03/07/24		1,000	1,071,408
	2.193%, 02/25/25		8,500	8,865,964
Mizuho Financial Group, Inc.
	2.953%, 02/28/22		5,000	5,078,385
Mizuho Financial Group, Inc., Floating Rate Note, 3M USD LIBOR + 1.140%, FRN
(r)	1.259%, 09/13/21		1,786	1,788,195
Nissan Motor Co., Ltd.
Ω	3.522%, 09/17/25		2,500	2,680,775
Nomura Holdings, Inc.
	2.648%, 01/16/25		600	632,211
NTT Finance Corp.
Ω	1.162%, 04/03/26		887	889,851
Shire Acquisitions Investments Ireland DAC
	2.875%, 09/23/23		5,000	5,226,506
Sumitomo Mitsui Financial Group, Inc.
	2.632%, 07/14/26		3,000	3,193,501
Toyota Credit Canada, Inc.
	2.020%, 02/28/22	CAD	1,500	1,213,466
	2.350%, 07/18/22	CAD	3,000	2,446,842
	2.700%, 01/25/23	CAD	4,000	3,299,840
			Face Amount^	Value†
			(000)
JAPAN — (Continued)
Toyota Motor Finance Netherlands BV
	0.625%, 09/26/23	EUR	1,500	$1,816,528
TOTAL JAPAN				50,110,749
NETHERLANDS — (1.4%)
Cooperatieve Rabobank UA
	2.750%, 01/10/22		5,000	5,055,726
ING Groep NV
Ω	4.625%, 01/06/26		3,069	3,514,836
LeasePlan Corp. NV
Ω	2.875%, 10/24/24		1,000	1,050,498
Shell International Finance BV
	1.000%, 04/06/22	EUR	6,000	7,187,561
	3.250%, 05/11/25		4,000	4,359,451
TOTAL NETHERLANDS				21,168,072
NEW ZEALAND — (1.4%)
New Zealand Government Bond
	0.500%, 05/15/24	NZD	31,000	21,348,247
NORWAY — (3.1%)
Aker BP ASA
Ω	2.875%, 01/15/26		1,000	1,061,721
Equinor ASA
	1.750%, 01/22/26		1,500	1,550,692
Kommunalbanken A.S.
	4.250%, 07/16/25	AUD	90	75,157
	0.500%, 01/13/26		500	495,335
Norway Government Bond
Ω	3.000%, 03/14/24	NOK	374,700	44,875,952
TOTAL NORWAY				48,058,857
SPAIN — (0.5%)
Banco Santander SA
	3.848%, 04/12/23		2,000	2,111,647
Santander Holdings USA, Inc.
	3.400%, 01/18/23		3,650	3,796,309
	3.500%, 06/07/24		1,550	1,659,012
Santander UK Group Holdings P.L.C.
	2.875%, 08/05/21		750	750,105
TOTAL SPAIN				8,317,073
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (10.0%)
African Development Bank
	0.875%, 03/23/26		10,500	10,576,020
	0.875%, 07/22/26		22,400	22,497,485
Asian Development Bank
	0.800%, 11/06/25	AUD	15,650	11,521,269
	0.500%, 02/04/26		9,102	9,025,141
	1.000%, 04/14/26		2,000	2,027,681
	0.500%, 05/05/26	AUD	10,700	7,733,093

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
	Asian Infrastructure Investment Bank (The)
	1.000%, 05/06/26	AUD	17,500	$12,948,499
	European Bank for Reconstruction & Development
	0.500%, 01/28/26		20,000	19,844,212
European Investment Bank
	1.500%, 01/26/24	NOK	50,000	5,746,626
	0.375%, 03/26/26		3,000	2,952,410
Inter-American Development Bank
	2.750%, 10/30/25	AUD	1,000	796,221
	0.875%, 04/20/26		8,650	8,724,519
	4.250%, 06/11/26	AUD	21,500	18,337,262
	International Bank for Reconstruction & Development
	0.500%, 05/18/26	AUD	1,572	1,136,046
	International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.310%, FRN
(r)	0.358%, 09/18/25		9,000	9,045,090
Nordic Investment Bank
	1.875%, 04/10/24	NOK	75,000	8,687,003
	0.500%, 01/21/26		2,000	1,981,444
	TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			153,580,021
SWEDEN — (0.5%)
	Kommuninvest I Sverige AB
	1.000%, 11/13/23	SEK	10,000	1,188,320
	Svenska Handelsbanken AB
	1.875%, 09/07/21		447	447,722
Swedbank AB
	0.250%, 11/07/22	EUR	4,400	5,268,478
	0.400%, 08/29/23	EUR	250	301,734
	TOTAL SWEDEN			7,206,254
SWITZERLAND — (1.3%)
	Credit Suisse AG
	3.000%, 10/29/21		480	483,205
	Nestle Finance International, Ltd.
	0.750%, 11/08/21	EUR	1,500	1,785,033
	Nestle Holdings, Inc.
Ω	0.625%, 01/15/26		2,000	1,978,802
	Roche Holdings, Inc.
Ω	0.991%, 03/05/26		7,209	7,221,854
UBS Group AG
	4.125%, 09/24/25		3,000	3,358,672
			Face Amount^	Value†
			(000)
SWITZERLAND — (Continued)
#	4.125%, 04/15/26		5,000	$5,632,841
	TOTAL SWITZERLAND			20,460,407
UNITED KINGDOM — (2.2%)
	AstraZeneca P.L.C.
#	0.700%, 04/08/26		3,000	2,963,714
	Barclays P.L.C.
	3.200%, 08/10/21		5,500	5,503,122
BAT International Finance P.L.C.
Ω	3.950%, 06/15/25		2,000	2,202,985
	1.668%, 03/25/26		5,000	5,050,842
	BP Capital Markets P.L.C.
	3.814%, 02/10/24		709	765,614
	BP Capital Markets P.L.C., Floating Rate Note, 3M USD LIBOR + 0.870%, FRN
(r)	0.988%, 09/16/21		137	137,141
CNH Industrial Capital LLC
	4.375%, 04/05/22		3,000	3,076,422
	4.200%, 01/15/24		210	227,131
	HSBC Holdings P.L.C.
	3.600%, 05/25/23		775	819,439
	Linde, Inc.
	1.200%, 02/12/24	EUR	6,625	8,168,402
	Lloyds Banking Group P.L.C.
	3.000%, 01/11/22		2,500	2,530,293
	Reynolds American, Inc.
	4.450%, 06/12/25		1,500	1,667,182
	TOTAL UNITED KINGDOM			33,112,287
UNITED STATES — (30.9%)
AbbVie, Inc.
	3.450%, 03/15/22		7,800	7,909,919
	3.250%, 10/01/22		2,300	2,361,688
	2.900%, 11/06/22		1,000	1,031,238
	Aetna, Inc.
	2.750%, 11/15/22		825	845,508
	Albemarle Corp.
	4.150%, 12/01/24		600	657,834
	Amazon.com, Inc.
	1.000%, 05/12/26		1,500	1,515,872
	American Express Co.
	2.500%, 08/01/22		7,383	7,535,592
	American Tower Corp.
	1.600%, 04/15/26		2,500	2,538,535
	AmerisourceBergen Corp.
	3.400%, 05/15/24		4,000	4,260,920
	Analog Devices, Inc.
	3.900%, 12/15/25		1,000	1,116,618
Anthem, Inc.
	3.125%, 05/15/22		1,907	1,950,570
	3.300%, 01/15/23		825	859,374
	Aon P.L.C.
	3.500%, 06/14/24		200	214,894

DFA Short-Duration Real Return Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Apple, Inc.
0.700%, 02/08/26		3,120	$3,104,550
Ares Capital Corp.
3.250%, 07/15/25		500	530,088
3.875%, 01/15/26		5,000	5,396,617
Arrow Electronics, Inc.
3.250%, 09/08/24		1,400	1,489,788
AT&T, Inc.
3.000%, 06/30/22		620	632,456
Autodesk, Inc.
3.600%, 12/15/22		1,000	1,034,548
Avnet, Inc.
4.625%, 04/15/26		5,000	5,650,416
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
2.773%, 12/15/22		3,000	3,094,919
Baltimore Gas & Electric Co.
3.350%, 07/01/23		610	639,901
Bank of America Corp.
3.300%, 01/11/23		500	521,841
3.500%, 04/19/26		1,000	1,104,316
Berkshire Hathaway, Inc.
0.750%, 03/16/23	EUR	600	722,760
Biogen, Inc.
3.625%, 09/15/22		4,500	4,663,034
Boeing Co. (The)
2.800%, 03/01/23		3,300	3,410,195
Booking Holdings, Inc.
2.750%, 03/15/23		4,500	4,669,953
3.650%, 03/15/25		1,697	1,852,732
Bristol-Myers Squibb Co.
2.750%, 02/15/23		5,500	5,705,670
Broadcom, Inc.
4.700%, 04/15/25		4,350	4,887,427
4.250%, 04/15/26		4,000	4,491,088
Brown & Brown, Inc.
4.200%, 09/15/24		428	469,335
Bunge, Ltd. Finance Corp.
3.000%, 09/25/22		3,000	3,078,070
4.350%, 03/15/24		5,034	5,479,260
1.630%, 08/17/25		400	407,176
Campbell Soup Co.
2.500%, 08/02/22		1,000	1,021,011
3.650%, 03/15/23		3,143	3,294,690
Capital One Financial Corp.
3.200%, 01/30/23		6,000	6,247,869
3.200%, 02/05/25		1,900	2,047,443
Caterpillar Financial Services Corp.
# 2.625%, 03/01/23		500	518,763
Chevron Corp.
2.498%, 03/03/22		4,680	4,733,130
2.954%, 05/16/26		100	108,842
Chevron USA, Inc.
0.687%, 08/12/25		1,000	996,858
	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Church & Dwight Co., Inc.
2.875%, 10/01/22	1,000	$1,029,688
Cigna Corp.
3.750%, 07/15/23	1,084	1,151,174
1.250%, 03/15/26	10,000	10,080,776
Cisco Systems, Inc.
1.850%, 09/20/21	4,700	4,703,775
2.950%, 02/28/26	500	545,114
Citigroup, Inc.
4.500%, 01/14/22	115	117,204
3.875%, 10/25/23	530	570,982
3.700%, 01/12/26	1,000	1,110,396
Citizens Bank N.A.
3.700%, 03/29/23	8,178	8,593,420
CNA Financial Corp.
3.950%, 05/15/24	3,000	3,252,155
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	1,159	1,295,761
Conagra Brands, Inc.
3.200%, 01/25/23	1,083	1,119,585
Constellation Brands, Inc.
2.700%, 05/09/22	7,000	7,119,062
3.200%, 02/15/23	1,706	1,776,145
CVS Health Corp.
3.500%, 07/20/22	2,500	2,563,965
2.750%, 12/01/22	2,500	2,566,750
Discover Financial Services
3.750%, 03/04/25	250	273,615
Discovery Communications LLC
3.450%, 03/15/25	200	215,862
4.900%, 03/11/26	2,000	2,293,592
Dollar General Corp.
3.250%, 04/15/23	2,320	2,415,799
Dollar Tree, Inc.
3.700%, 05/15/23	8,393	8,848,845
Duke Energy Corp.
2.400%, 08/15/22	1,357	1,384,078
DXC Technology Co.
4.125%, 04/15/25	6,000	6,599,157
E*TRADE Financial Corp.
2.950%, 08/24/22	8,280	8,501,344
eBay, Inc.
2.750%, 01/30/23	417	430,835
Edison International
2.400%, 09/15/22	300	304,725
2.950%, 03/15/23	2,998	3,092,016
4.950%, 04/15/25	5,257	5,839,375
Energy Transfer L.P.
3.450%, 01/15/23	53	54,734
Enterprise Products Operating LLC
3.350%, 03/15/23	1,200	1,246,928
3.700%, 02/15/26	357	396,931
Equifax, Inc.
3.950%, 06/15/23	5,000	5,302,369

DFA Short-Duration Real Return Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
ERAC USA Finance LLC
Ω	3.850%, 11/15/24	1,000	$1,089,468
Exelon Generation Co. LLC
	3.250%, 06/01/25	4,000	4,328,796
Exxon Mobil Corp.
	2.397%, 03/06/22	6,161	6,219,382
Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25	4,000	4,605,695
Fidelity National Information Services, Inc.
	1.150%, 03/01/26	1,600	1,602,279
Fifth Third Bancorp
	3.500%, 03/15/22	2,000	2,034,365
Flex, Ltd.
	5.000%, 02/15/23	8,000	8,518,699
Franklin Resources, Inc.
	2.850%, 03/30/25	1,700	1,823,032
GE Capital Funding LLC
	3.450%, 05/15/25	3,125	3,408,585
General Mills, Inc.
	3.150%, 12/15/21	500	501,737
	2.600%, 10/12/22	4,385	4,494,038
General Motors Financial Co., Inc.
	3.250%, 01/05/23	500	518,388
	2.750%, 06/20/25	6,300	6,659,960
Gilead Sciences, Inc.
	3.650%, 03/01/26	1,000	1,108,258
Global Payments, Inc.
	3.750%, 06/01/23	4,480	4,707,329
	2.650%, 02/15/25	2,500	2,636,095
	1.200%, 03/01/26	500	499,588
Goldman Sachs Group, Inc. (The)
	5.750%, 01/24/22	5,500	5,643,628
	3.625%, 01/22/23	205	214,929
	3.750%, 05/22/25	1,500	1,643,165
	3.750%, 02/25/26	1,800	1,993,382
Halliburton Co.
	3.500%, 08/01/23	500	526,347
Harley-Davidson Financial Services, Inc.
Ω	2.550%, 06/09/22	2,924	2,966,616
Ω	3.350%, 02/15/23	500	519,188
Hewlett Packard Enterprise Co.
	4.450%, 10/02/23	1,000	1,079,554
	4.650%, 10/01/24	6,100	6,766,650
	1.750%, 04/01/26	1,000	1,019,479
HP, Inc.
	2.200%, 06/17/25	5,500	5,721,543
JM Smucker Co. (The)
	3.500%, 03/15/25	1,000	1,090,951
JPMorgan Chase & Co.
	3.250%, 09/23/22	2,422	2,504,081
	3.200%, 06/15/26	9,500	10,381,041
Kellogg Co.
	3.250%, 04/01/26	545	598,003
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Kroger Co. (The)
	3.400%, 04/15/22	1,000	$1,013,812
	2.800%, 08/01/22	500	511,198
	Laboratory Corp. of America Holdings
	4.000%, 11/01/23	5,000	5,337,160
	Las Vegas Sands Corp.
	3.200%, 08/08/24	1,690	1,764,677
	Lazard Group LLC
	3.750%, 02/13/25	1,000	1,089,821
	LyondellBasell Industries NV
	5.750%, 04/15/24	440	494,306
	Manufacturers & Traders Trust Co.
	2.900%, 02/06/25	1,500	1,608,486
Marathon Petroleum Corp.
	4.500%, 05/01/23	4,410	4,691,142
	4.700%, 05/01/25	2,000	2,253,011
	Marsh & McLennan Cos., Inc.
	2.750%, 01/30/22	1,500	1,515,257
McKesson Corp.
	2.700%, 12/15/22	2,451	2,513,290
	2.850%, 03/15/23	1,220	1,258,952
	Merck & Co., Inc.
	0.750%, 02/24/26	4,000	3,995,914
	Micron Technology, Inc.
	2.497%, 04/24/23	550	566,489
	Microsoft Corp.
	2.375%, 02/12/22	14,000	14,140,193
	Mondelez International Holdings Netherlands BV
Ω	2.000%, 10/28/21	2,258	2,264,074
	Morgan Stanley
	3.125%, 01/23/23	5,400	5,616,815
Mosaic Co. (The)
	3.750%, 11/15/21	1,000	1,001,127
	3.250%, 11/15/22	1,000	1,033,756
	MPLX L.P.
	4.875%, 12/01/24	1,330	1,486,049
	Mylan, Inc.
	4.200%, 11/29/23	200	214,458
	National Securities Clearing Corp.
	0.750%, 12/07/25	500	496,715
	NetApp, Inc.
	3.250%, 12/15/22	2,000	2,054,245
	Nucor Corp.
	2.000%, 06/01/25	2,000	2,081,671
	NVIDIA Corp.
	2.200%, 09/16/21	575	575,391
Oracle Corp.
	2.500%, 10/15/22	2,000	2,051,332
	1.650%, 03/25/26	4,000	4,074,308
	PACCAR Financial Corp.
	2.650%, 05/10/22	4,750	4,839,869

DFA Short-Duration Real Return Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω	3.375%, 02/01/22	1,605	$1,620,838
Ω	4.250%, 01/17/23	822	865,170
Ω	4.125%, 08/01/23	700	743,625
Ω	4.450%, 01/29/26	1,572	1,770,872
Perrigo Finance Unlimited Co.
	3.900%, 12/15/24	500	536,936
	4.375%, 03/15/26	3,000	3,291,413
Philip Morris International, Inc.
	2.375%, 08/17/22	200	204,158
Phillips 66 Partners L.P.
	2.450%, 12/15/24	3,393	3,535,445
	3.605%, 02/15/25	3,333	3,597,007
PPG Industries, Inc.
	1.200%, 03/15/26	1,500	1,506,677
Principal Financial Group, Inc.
	3.300%, 09/15/22	1,516	1,564,693
	3.125%, 05/15/23	890	931,621
Public Storage
	0.875%, 02/15/26	1,000	996,957
Reinsurance Group of America, Inc.
	4.700%, 09/15/23	4,600	4,991,480
Ross Stores, Inc.
	4.600%, 04/15/25	1,000	1,125,574
Ryder System, Inc.
	2.875%, 06/01/22	383	390,504
	3.400%, 03/01/23	1,200	1,252,962
Sempra Energy
	4.050%, 12/01/23	735	788,121
Sherwin-Williams Co. (The)
	2.750%, 06/01/22	207	210,644
Southern Power Co.
#	2.500%, 12/15/21	539	542,544
Southwest Airlines Co.
	4.750%, 05/04/23	1,000	1,071,371
	5.250%, 05/04/25	3,000	3,424,876
Southwestern Electric Power Co.
	1.650%, 03/15/26	7,381	7,531,889
Steel Dynamics, Inc.
	2.400%, 06/15/25	100	104,872
Sysco Corp.
	3.550%, 03/15/25	5,567	6,064,854
United Parcel Service, Inc.
	2.450%, 10/01/22	300	307,658
UnitedHealth Group, Inc.
	1.150%, 05/15/26	500	504,425
Utah Acquisition Sub, Inc.
	3.950%, 06/15/26	700	776,543
Valero Energy Corp.
	2.850%, 04/15/25	2,200	2,333,972
Ventas Realty L.P.
	2.650%, 01/15/25	800	843,712
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Verizon Communications, Inc.
3.376%, 02/15/25		1,000	$1,087,674
1.450%, 03/20/26		5,800	5,879,204
VF Corp.
2.400%, 04/23/25		5,700	5,992,968
ViacomCBS, Inc.
3.500%, 01/15/25		100	107,766
4.750%, 05/15/25		6,900	7,818,844
Visa, Inc.
3.150%, 12/14/25		571	626,251
Walgreens Boots Alliance, Inc.
3.300%, 11/18/21		500	501,842
Walt Disney Co. (The)
1.750%, 01/13/26		2,638	2,726,477
Waste Management, Inc.
2.400%, 05/15/23		200	206,634
Wells Fargo & Co.
2.094%, 04/25/22	CAD	1,000	810,805
3.000%, 04/22/26		4,000	4,339,038
Western Union Co. (The)
1.350%, 03/15/26		2,347	2,348,021
Whirlpool Corp.
3.700%, 03/01/23		2,170	2,279,280
Williams Cos., Inc. (The)
3.700%, 01/15/23		3,190	3,315,585
3.900%, 01/15/25		2,161	2,361,275
Zimmer Biomet Holdings, Inc.
3.150%, 04/01/22		950	963,297
3.550%, 04/01/25		800	869,885
Zoetis, Inc.
3.250%, 02/01/23		2,476	2,563,795
TOTAL UNITED STATES			475,797,288
TOTAL BONDS			1,289,288,666
U.S. TREASURY OBLIGATIONS — (15.6%)
U.S. Treasury Inflation Indexed Bonds
0.125%, 04/15/26		2,566	2,830,673
U.S. Treasury Notes
0.500%, 02/28/26		36,000	35,769,375
0.750%, 03/31/26		43,000	43,193,164
0.750%, 04/30/26		9,000	9,037,266
0.750%, 05/31/26		110,000	110,378,125
0.875%, 06/30/26		28,000	28,253,750
United States Treasury Inflation Indexed Bonds
0.125%, 10/15/25		10,166	11,205,153
TOTAL U.S. TREASURY OBLIGATIONS			240,667,506
TOTAL INVESTMENT SECURITIES (Cost $1,509,057,264)			1,529,956,172

DFA Short-Duration Real Return Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.6%)
@§	The DFA Short Term Investment Fund	795,812	$9,207,548
TOTAL INVESTMENTS — (100.0%)
(Cost $1,518,264,558)^^			$1,539,163,720
As of July 31, 2021, DFA Short-Duration Real Return Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	17,103,308	AUD	23,073,587	Barclays Capital	08/12/21	$169,983
USD	126,753,615	AUD	167,074,986	Citibank, N.A.	08/12/21	4,140,040
USD	96,364,209	CAD	119,236,562	Citibank, N.A.	08/17/21	792,896
CAD	36,224,840	USD	28,916,475	Citibank, N.A.	08/17/21	118,709
EUR	17,075,966	USD	20,170,550	Mellon Bank	08/18/21	91,667
USD	81,840,811	CAD	101,348,329	Citibank, N.A.	08/20/21	607,642
CAD	28,956,858	USD	23,039,725	Citibank, N.A.	08/20/21	169,906
USD	6,941,390	NZD	9,899,541	ANZ Securities	08/26/21	44,875
USD	8,976,123	NZD	12,856,128	Mellon Bank	08/26/21	19,901
USD	5,265,820	AUD	7,151,334	Mellon Bank	08/27/21	17,217
EUR	7,826,937	USD	9,223,360	Barclays Capital	09/01/21	66,538
SEK	17,956,116	USD	2,064,370	Citibank, N.A.	09/01/21	21,998
Total Appreciation						$6,261,372
USD	5,296,223	AUD	7,224,053	Citibank, N.A.	08/12/21	$(5,390)
CAD	4,354,648	USD	3,499,400	Citibank, N.A.	08/17/21	(9,032)
USD	38,866,410	EUR	32,843,042	Mellon Bank	08/18/21	(104,906)
USD	5,510,980	NZD	7,919,213	Mellon Bank	08/26/21	(5,939)
USD	2,302,996	AUD	3,138,332	Citibank, N.A.	08/27/21	(331)
USD	40,380,063	EUR	59,689,334	Citibank, N.A.	09/01/21	(194,052)
EUR	8,759,671	USD	10,422,039	HSBC Bank	09/01/21	(25,066)
USD	4,188,972	GBP	3,031,755	Citibank, N.A.	09/07/21	(25,520)
USD	69,073,438	NOK	618,734,519	Citibank, N.A.	09/08/21	(968,621)
USD	7,452,224	EUR	6,325,751	Citibank, N.A.	09/10/21	(57,257)
Total (Depreciation)						$(1,396,114)
Total Appreciation (Depreciation)						$4,865,258
As of July 31, 2021, DFA Short-Duration Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.736%	Fixed	CPI	Maturity	USD	54,000,000	07/29/26	—	—	$109,229	$109,229
Bank of America Corp.	2.712%	Fixed	CPI	Maturity	USD	25,000,000	06/07/26	—	—	327,244	327,244
Bank of America Corp.	2.699%	Fixed	CPI	Maturity	USD	24,000,000	07/27/26	—	—	105,386	105,386
Bank of America Corp.	2.608%	Fixed	CPI	Maturity	USD	44,000,000	06/17/26	—	—	736,555	736,555

DFA Short-Duration Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.602%	Fixed	CPI	Maturity	USD	60,000,000	07/09/26	—	—	$778,864	$778,864
Bank of America Corp.	2.581%	Fixed	CPI	Maturity	USD	31,000,000	04/16/26	—	—	764,067	764,067
Bank of America Corp.	2.580%	Fixed	CPI	Maturity	USD	29,000,000	06/15/26	—	—	539,740	539,740
Bank of America Corp.	2.495%	Fixed	CPI	Maturity	USD	43,000,000	03/16/26	—	—	1,306,024	1,306,024
Bank of America Corp.	2.340%	Fixed	CPI	Maturity	USD	21,000,000	09/26/23	—	—	340,059	340,059
Bank of America Corp.	2.213%	Fixed	CPI	Maturity	USD	23,000,000	01/21/22	—	—	701,087	701,087
Bank of America Corp.	2.208%	Fixed	CPI	Maturity	USD	26,000,000	02/01/23	—	—	573,646	573,646
Bank of America Corp.	1.598%	Fixed	CPI	Maturity	USD	42,000,000	07/23/23	—	—	2,778,091	2,778,091
Bank of America Corp.	1.525%	Fixed	CPI	Maturity	USD	43,000,000	08/31/21	—	—	2,079,587	2,079,587
Bank of America Corp.	1.310%	Fixed	CPI	Maturity	USD	38,000,000	06/24/24	—	—	3,231,648	3,231,648
Citibank, N.A.	2.539%	Fixed	CPI	Maturity	USD	30,000,000	04/07/26	—	—	823,154	823,154
Citibank, N.A.	2.255%	Fixed	CPI	Maturity	USD	29,000,000	02/19/22	—	—	849,699	849,699
Citibank, N.A.	2.220%	Fixed	CPI	Maturity	USD	38,000,000	01/27/22	—	—	1,156,088	1,156,088
Citibank, N.A.	2.196%	Fixed	CPI	Maturity	USD	24,000,000	05/31/23	—	—	573,778	573,778
Citibank, N.A.	2.182%	Fixed	CPI	Maturity	USD	23,000,000	01/19/23	—	—	543,958	543,958
Citibank, N.A.	2.041%	Fixed	CPI	Maturity	USD	24,000,000	10/17/22	—	—	834,949	834,949
Citibank, N.A.	1.998%	Fixed	CPI	Maturity	USD	23,000,000	12/10/23	—	—	842,973	842,973
Citibank, N.A.	1.849%	Fixed	CPI	Maturity	USD	20,000,000	10/27/21	—	—	784,204	784,204
Citibank, N.A.	1.630%	Fixed	CPI	Maturity	USD	48,000,000	10/14/21	—	—	1,727,925	1,727,925
Citibank, N.A.	1.533%	Fixed	CPI	Maturity	USD	24,000,000	10/26/21	—	—	886,407	886,407
Citibank, N.A.	1.485%	Fixed	CPI	Maturity	USD	25,000,000	11/24/21	—	—	931,523	931,523
Citibank, N.A.	1.303%	Fixed	CPI	Maturity	USD	25,000,000	06/22/25	—	—	2,459,607	2,459,607
Citibank, N.A.	1.213%	Fixed	CPI	Maturity	USD	30,000,000	11/03/21	—	—	1,198,722	1,198,722
Citibank, N.A.	0.530%	Fixed	CPI	Maturity	USD	35,000,000	03/11/22	—	—	1,919,559	1,919,559
Deutsche Bank AG	2.778%	Fixed	CPI	Maturity	USD	36,000,000	05/07/26	—	—	458,556	458,556
Deutsche Bank AG	2.748%	Fixed	CPI	Maturity	USD	25,000,000	05/17/26	—	—	343,377	343,377
Deutsche Bank AG	2.735%	Fixed	CPI	Maturity	USD	31,000,000	05/27/26	—	—	416,481	416,481
Deutsche Bank AG	2.710%	Fixed	CPI	Maturity	USD	27,000,000	05/25/26	—	—	408,307	408,307
Deutsche Bank AG	2.698%	Fixed	CPI	Maturity	USD	32,000,000	06/08/26	—	—	434,109	434,109
Deutsche Bank AG	2.623%	Fixed	CPI	Maturity	USD	40,000,000	07/14/26	—	—	437,580	437,580
Deutsche Bank AG	2.588%	Fixed	CPI	Maturity	USD	40,000,000	06/24/26	—	—	662,570	662,570
Deutsche Bank AG	2.508%	Fixed	CPI	Maturity	USD	40,000,000	04/12/26	—	—	1,158,941	1,158,941
Deutsche Bank AG	2.423%	Fixed	CPI	Maturity	USD	45,000,000	03/08/26	—	—	1,554,467	1,554,467
Deutsche Bank AG	2.420%	Fixed	CPI	Maturity	USD	20,000,000	03/05/26	—	—	691,896	691,896
Deutsche Bank AG	2.325%	Fixed	CPI	Maturity	USD	42,000,000	03/02/26	—	—	1,668,697	1,668,697
Deutsche Bank AG	2.210%	Fixed	CPI	Maturity	USD	45,000,000	02/17/22	—	—	1,343,645	1,343,645
Deutsche Bank AG	2.193%	Fixed	CPI	Maturity	USD	48,000,000	01/13/22	—	—	1,471,692	1,471,692
Deutsche Bank AG	2.186%	Fixed	CPI	Maturity	USD	28,000,000	01/15/23	—	—	945,652	945,652

DFA Short-Duration Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	1.938%	Fixed	CPI	Maturity	USD	25,000,000	09/08/22	—	—	$978,404	$978,404
Deutsche Bank AG	1.645%	Fixed	CPI	Maturity	USD	43,000,000	08/12/21	—	—	1,500,519	1,500,519
Deutsche Bank AG	1.540%	Fixed	CPI	Maturity	USD	20,000,000	07/15/25	—	—	1,814,232	1,814,232
Deutsche Bank AG	1.518%	Fixed	CPI	Maturity	USD	34,000,000	07/20/24	—	—	2,756,769	2,756,769
Total Appreciation										$48,949,667	$48,949,667
Total Appreciation (Depreciation)										$48,949,667	$48,949,667
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$142,283,448	—	$142,283,448
Austria	—	991,080	—	991,080
Belgium	—	417,869	—	417,869
Canada	—	206,836,689	—	206,836,689
Denmark	—	1,412,033	—	1,412,033
France	—	23,217,763	—	23,217,763
Germany	—	57,785,395	—	57,785,395
Ireland	—	1,954,975	—	1,954,975
Italy	—	15,230,159	—	15,230,159
Japan	—	50,110,749	—	50,110,749
Netherlands	—	21,168,072	—	21,168,072
New Zealand	—	21,348,247	—	21,348,247
Norway	—	48,058,857	—	48,058,857
Spain	—	8,317,073	—	8,317,073
Supranational Organization Obligations	—	153,580,021	—	153,580,021
Sweden	—	7,206,254	—	7,206,254
Switzerland	—	20,460,407	—	20,460,407
United Kingdom	—	33,112,287	—	33,112,287
United States	—	475,797,288	—	475,797,288
U.S. Treasury Obligations	—	240,667,506	—	240,667,506
Securities Lending Collateral	—	9,207,548	—	9,207,548
Forward Currency Contracts**	—	4,865,258	—	4,865,258
Swap Agreements**	—	48,949,667	—	48,949,667
TOTAL	—	$1,592,978,645	—	$1,592,978,645
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Municipal Real Return Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (1.0%)
Alabama Highway Finance Corp. (RB)
4.000%, 08/01/21	1,165	$1,165,000
Alabama State (GO) Series A
5.000%, 08/01/23	2,200	2,415,071
Water Works Board of the City of Birmingham (RB)
¤ 5.000%, 01/01/45 (Pre-refunded @ $100, 1/1/25)	5,625	6,540,308
TOTAL ALABAMA		10,120,379
ALASKA — (0.4%)
City of Anchorage (GO) Series B
5.000%, 09/01/21	900	903,470
5.000%, 09/01/23	600	660,624
City of Anchorage (GO) Series D
5.000%, 09/01/23	2,585	2,846,188
TOTAL ALASKA		4,410,282
ARIZONA — (0.5%)
Arizona State University (RB) Series A
¤ 5.000%, 07/01/42 (Pre-refunded @ $100, 7/1/22)	4,000	4,179,957
City of Tucson (GO) Series A
5.000%, 07/01/22	500	522,522
Maricopa County High School District No. 210-Phoenix (GO)
3.000%, 07/01/23	650	686,221
TOTAL ARIZONA		5,388,700
ARKANSAS — (0.7%)
Arkansas State (GO)
5.000%, 10/01/21	7,195	7,251,987
CALIFORNIA — (3.4%)
California State (GO)
5.000%, 08/01/26	9,000	11,071,786
3.500%, 08/01/27	1,500	1,763,842
5.000%, 08/01/27	4,000	5,057,287
California State (GO) Series B
5.000%, 09/01/25	3,140	3,744,986
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles County Schools (RN) Series B-3
2.000%, 12/30/21	1,485	$1,496,937
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/23	6,935	7,589,068
Palomar Community College District (GO)
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/01/25)	790	931,386
Santa Clara County Financing Authority (RB)
5.000%, 05/01/25	540	636,115
Santa Clara County Financing Authority, California Lease (RB)
5.000%, 05/01/26	1,435	1,749,452
TOTAL CALIFORNIA		34,040,859
COLORADO — (1.2%)
City & County of Denver (GO)
5.000%, 08/01/21	785	785,000
City of Colorado Springs CO Utilities System Revenue (RB) Series A-1
5.000%, 11/15/26	3,000	3,715,616
City of Colorado Springs Utilities System Revenue (RB)
5.000%, 11/15/25	550	659,368
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/24	900	1,042,181
El Paso County School District No. 20 Academy (GO) (ST AID WITHHLDG)
5.000%, 12/15/21	1,240	1,262,531
Jefferson County School District R-1 (GO) (ST AID WITHHLDG) Series 1
5.250%, 12/15/24	1,000	1,168,782
Weld County School District No. 6 Greeley (GO) (ST AID WITHHLDG)
5.000%, 12/01/25	390	468,474

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
COLORADO — (Continued)
Weld County School District No. RE-4 (GO) (ST AID WITHHLDG)
4.000%, 12/01/23	2,425	$2,641,998
TOTAL COLORADO		11,743,950
CONNECTICUT — (0.7%)
City of Danbury
4.000%, 07/15/26	735	863,316
4.000%, 07/15/27	700	841,869
City of Danbury (GO)
4.000%, 07/15/25	1,200	1,374,987
City of Middletown (GO)
5.000%, 04/01/23	950	1,027,448
Town of South Windsor (GO) (BAN)
1.500%, 02/11/22	1,500	1,511,462
Town of Windsor (GO)
5.000%, 06/15/25	1,420	1,680,198
TOTAL CONNECTICUT		7,299,280
DELAWARE — (0.5%)
Delaware State (GO)
5.000%, 03/01/22	1,000	1,028,693
New Castle County (GO)
5.000%, 10/01/23	2,275	2,515,837
New Castle County (GO) Series B
5.000%, 07/15/22	1,450	1,518,223
TOTAL DELAWARE		5,062,753
DISTRICT OF COLUMBIA — (0.8%)
District of Columbia (GO) Series E
5.000%, 06/01/26	1,875	2,283,075
Washington Metropolitan Area Transit Authority (RB)
5.000%, 07/01/27	4,535	5,692,960
TOTAL DISTRICT OF COLUMBIA		7,976,035
FLORIDA — (2.0%)
Collier County Water-Sewer District (RB)
5.000%, 07/01/25	345	408,285
Florida Department of Environmental Protection (RB) Series A
5.000%, 07/01/26	5,000	6,101,625
Florida State (GO)
5.000%, 07/01/24	500	570,234
Florida State (GO) Series A
5.000%, 06/01/23	700	763,160
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Florida State (GO) Series B
5.000%, 06/01/23	650	$708,648
5.000%, 06/01/25	3,000	3,544,741
Miami-Dade County (GO) Series A
5.000%, 07/01/26	1,810	2,209,774
Miami-Dade County Water & Sewer System Revenue (RB)
5.000%, 10/01/21	1,500	1,511,930
Palm County Beach (RB)
¤ 5.000%, 12/01/28 (Pre-refunded @ $100, 12/1/25)	1,600	1,923,098
¤ 5.000%, 12/01/29 (Pre-refunded @ $100, 12/1/25)	2,050	2,463,969
TOTAL FLORIDA		20,205,464
GEORGIA — (2.6%)
City of Cartersville (GO) (ST AID WITHHLDG)
5.000%, 10/01/25	1,250	1,492,350
Georgia State (GO) Series A
5.000%, 07/01/26	1,200	1,472,255
5.000%, 07/01/27	8,000	10,122,420
Georgia State (GO) Series A-BIDDING GROUP 1
5.000%, 07/01/25	5,000	5,927,917
Georgia State (GO) Series C
5.000%, 10/01/21	1,000	1,007,970
Georgia State (GO) Series C-1
5.000%, 07/01/24	3,200	3,652,514
Georgia State Road & Tollway Authority (RB) (MUN GOVT GTD)
5.000%, 10/01/23	1,580	1,747,626
Henry County (GO)
5.000%, 05/01/22	400	414,723
TOTAL GEORGIA		25,837,775
HAWAII — (1.2%)
City & County of Honolulu (GO) Series B
5.000%, 10/01/23	2,150	2,376,615
5.000%, 10/01/25	450	536,216
City & County of Honolulu (GO) Series C
5.000%, 10/01/25	2,000	2,383,182
Hawaii State (GO)
5.000%, 10/01/21	1,600	1,612,805
5.000%, 05/01/23	1,800	1,954,720
Hawaii State (GO) Series EF
5.000%, 11/01/22	300	318,467

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
HAWAII — (Continued)
Hawaii State (GO) Series EH-2017
5.000%, 08/01/23	970	$1,064,622
Hawaii State (GO) (ETM) Series EH
5.000%, 08/01/23	1,225	1,343,273
Hawaii State (GO) (ETM) Series EH-2017
5.000%, 08/01/23	305	334,448
TOTAL HAWAII		11,924,348
IOWA — (0.2%)
City of Ankeny (GO) Series A
5.000%, 06/01/22	1,320	1,374,132
Iowa Finance Authority (RB)
¤ 5.000%, 08/01/28 (Pre-refunded @ $100, 8/1/23)	1,000	1,097,606
TOTAL IOWA		2,471,738
KANSAS — (1.2%)
City of Lawrence (GO) Series I
4.500%, 05/01/22	5,000	5,166,810
City of Lenexa (GO) Series A
5.000%, 09/01/21	600	602,313
City of Merriam (GO)
5.000%, 10/01/25	200	238,959
City of Wichita (GO) Series 304
4.500%, 10/15/21	2,500	2,522,635
Johnson County (GO) Series B
5.000%, 09/01/22	1,405	1,479,950
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/26	1,500	1,851,668
TOTAL KANSAS		11,862,335
KENTUCKY — (0.6%)
Louisville & Jefferson County Metropolitan Government (GO)
5.000%, 12/01/22	1,500	1,597,452
5.000%, 12/01/25	3,800	4,557,355
TOTAL KENTUCKY		6,154,807
LOUISIANA — (0.2%)
Louisiana State (GO) Series C
5.000%, 07/15/22	250	261,689
5.000%, 08/01/23	1,100	1,207,303
	Face Amount	Value†
	(000)
LOUISIANA — (Continued)
Louisiana State (GO) Series D-2
5.000%, 12/01/21	600	$609,685
TOTAL LOUISIANA		2,078,677
MAINE — (0.2%)
Cumberland County (GO) (TAN)
1.500%, 11/05/21	1,000	1,003,760
Maine State (GO) Series B
5.000%, 06/01/23	495	539,759
TOTAL MAINE		1,543,519
MARYLAND — (9.3%)
Anne County Arundel (GO)
5.000%, 04/01/22	1,105	1,141,129
5.000%, 04/01/23	4,000	4,327,497
Baltimore County (GO)
5.000%, 08/01/21	500	500,000
3.000%, 11/01/24	5,015	5,463,227
Baltimore County (GO) (BAN)
4.000%, 03/23/22	15,000	15,379,797
Charles County (GO)
5.000%, 10/01/21	1,200	1,209,603
City of Baltimore (GO) Series B
5.000%, 10/15/22	645	682,970
County of Prince George's MD (GO) Series B
4.000%, 07/15/22	1,000	1,037,651
Harford County (GO)
4.000%, 10/01/22	1,750	1,829,812
Howard County (GO)
5.000%, 02/15/25	8,390	9,809,481
Howard County (GO) Series A
5.000%, 08/15/22	800	841,008
5.000%, 02/15/28	3,000	3,855,627
Howard County (GO) Series D
5.000%, 02/15/24	4,000	4,495,405
Maryland State (GO)
5.000%, 08/01/26	1,000	1,229,641
Maryland State (GO) Series
5.000%, 03/15/28	7,000	9,021,755
Maryland State (GO) Series A
5.000%, 08/01/21	1,000	1,000,000
Maryland State (GO) Series B
4.000%, 08/01/23	1,785	1,925,060
5.000%, 08/01/26	5,500	6,763,025
Montgomery County (GO) Series A
4.000%, 08/01/22	5,000	5,196,470

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MARYLAND — (Continued)
Montgomery County (GO) Series C
5.000%, 10/01/27	6,655	$8,471,669
Montgomery County (GO) Series D
3.000%, 11/01/23	2,000	2,127,599
Washington Suburban Sanitary Commission (RB) (CNTY GTD)
5.000%, 06/01/24	4,325	4,919,947
3.000%, 06/01/26	2,080	2,335,249
TOTAL MARYLAND		93,563,622
MASSACHUSETTS — (5.0%)
City of Framingham (GO)
5.000%, 06/15/23	1,100	1,201,130
City of Quincy (GO) (BAN)
1.500%, 01/14/22	5,000	5,032,522
City of Worcester (GO) (BAN)
2.000%, 02/01/22	10,000	10,094,716
Commonwealth of Massachusetts (GO) Series B
5.250%, 08/01/21	500	500,000
Commonwealth of Massachusetts (GO) Series C
5.000%, 04/01/23	4,000	4,327,497
5.000%, 08/01/24	1,360	1,556,655
Commonwealth of Massachusetts (GO) Series E
5.000%, 11/01/27	1,000	1,273,103
Massachusetts School Building Authority (RB) (ETM) Series A
5.000%, 11/15/25	3,240	3,889,129
Massachusetts School Building Authority (RB) Series B
¤ 5.000%, 10/15/41 (Pre-refunded @ $100, 10/15/21)	1,530	1,545,175
Massachusetts Water Resources Authority (RB) (AGM) Series B
5.250%, 08/01/28	9,000	11,853,023
Town of East Bridgewater (GO)
5.000%, 04/15/22	1,585	1,639,979
Town of Lexington (GO)
4.000%, 02/15/27	1,000	1,195,820
Town of Sharon (GO)
5.000%, 02/15/22	1,390	1,426,586
	Face Amount	Value†
	(000)
MASSACHUSETTS — (Continued)
Town of Watertown (GO)
5.000%, 04/15/22	2,405	$2,488,249
5.000%, 04/15/23	1,895	2,053,760
TOTAL MASSACHUSETTS		50,077,344
MICHIGAN — (0.2%)
Michigan State (GO) Series A
5.000%, 05/01/25	1,500	1,764,525
MINNESOTA — (2.9%)
Lakeville Independent School District No. 194 (GO)
4.000%, 02/01/26	1,115	1,292,373
Metropolitan Council (GO) Series C
5.000%, 03/01/24	6,250	7,033,649
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series A
5.000%, 02/01/24	480	538,451
Minnesota State (GO)
2.000%, 08/01/21	1,500	1,500,000
Minnesota State (GO) Series A
5.000%, 08/01/25	7,000	8,330,201
5.000%, 08/01/28	6,000	7,823,360
Minnesota State (GO) Series B
2.000%, 08/01/22	1,300	1,325,236
Minnesota State (GO) Series D
5.000%, 08/01/21	1,200	1,200,000
Ramsey County (GO) Series A
5.000%, 02/01/23	450	483,097
TOTAL MINNESOTA		29,526,367
MISSOURI — (0.9%)
City of Kansas City (GO) Series A
3.000%, 02/01/22	2,495	2,531,090
3.000%, 02/01/23	1,980	2,064,664
Columbia School District (GO) Series B
5.000%, 03/01/23	2,500	2,694,891
North Kansas City School District No. 74 (GO) (ST AID DIR DEP)
4.000%, 03/01/26	1,845	2,145,803
TOTAL MISSOURI		9,436,448

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEBRASKA — (1.1%)
Douglas County School District No. 17 (GO)
4.000%, 12/15/26	3,000	$3,573,242
Omaha School District (GO)
5.000%, 12/15/25	1,345	1,621,017
5.000%, 12/15/26	3,975	4,945,399
University of Nebraska (RB)
¤ 5.000%, 07/01/42 (Pre-refunded @ $100, 1/1/22)	570	581,596
TOTAL NEBRASKA		10,721,254
NEVADA — (2.4%)
Clark County (GO) Series B
5.000%, 11/01/24	8,665	9,987,067
Nevada State (GO) Series D
5.000%, 04/01/25	11,625	13,605,724
TOTAL NEVADA		23,592,791
NEW HAMPSHIRE — (0.2%)
City of Nashua (GO)
4.000%, 07/15/24	2,000	2,224,398
NEW JERSEY — (2.6%)
City of Hoboken (GO)
3.000%, 02/01/27	1,000	1,134,652
City of Jersey City (GO) (BAN) Series A
1.500%, 01/12/22	15,500	15,600,959
New Jersey Institute of Technology (RB) Series A
¤ 5.000%, 07/01/42 (Pre-refunded @ $100, 7/1/22)	4,860	5,076,357
Parsippany Troy Hills TWP N J (GO) (BAN)
2.000%, 11/11/21	2,885	2,900,513
Township of Parsippany-Troy Hills (GO) Series ABCD
2.000%, 09/15/21	1,515	1,518,139
TOTAL NEW JERSEY		26,230,620
NEW MEXICO — (0.7%)
New Mexico State Severance Tax Permanent Fund (RB) Series
5.000%, 07/01/26	5,580	6,827,670
NEW YORK — (6.0%)
5.000%, 08/01/26	4,150	5,093,767
City of New York (GO) Series E
5.000%, 08/01/26	3,825	4,694,857
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
City of New York (GO) Series J
5.000%, 08/01/22	650	$681,936
New Rochelle City School District (GO) (ST AID WITHHLDG)
5.000%, 06/15/24	1,505	1,711,932
5.000%, 06/15/25	1,655	1,954,748
New York State Dormitory Authority (RB) (ETM)
5.000%, 02/15/25	345	402,478
New York State Dormitory Authority (RB)
5.000%, 02/15/25	155	181,191
New York State Dormitory Authority (RB) Series A
¤ 5.000%, 07/01/42 (Pre-refunded @ $100, 7/1/22)	3,000	3,135,251
New York State Dormitory Authority (RB) Series B-GRP A
5.000%, 02/15/22	2,500	2,565,940
5.000%, 02/15/24	700	786,567
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/27	14,000	17,537,223
New York State Dormitory Authority (RB) Series D
5.000%, 03/15/25	2,670	3,130,871
New York State Dormitory Authority (RB) Series E-GROUP 1
5.000%, 03/15/27	7,000	8,768,612
New York State Thruway Authority (RB) Series I-
¤ 5.000%, 01/01/24 (Pre-refunded @ $100, 7/1/22)	500	510,194
New York State Urban Development Corp. (RB)
5.000%, 03/15/26	6,890	8,365,804
Riverhead Central School District (GO) (ST AID WITHHLDG)
2.000%, 10/15/22	700	716,369
TOTAL NEW YORK		60,237,740
NORTH CAROLINA — (2.9%)
City of Charlotte Water & Sewer System Revenue (RB)
5.000%, 07/01/23	1,000	1,094,314

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NORTH CAROLINA — (Continued)
Forsyth County (GO) Series B
4.000%, 03/01/23	1,490	$1,582,660
Gaston County (GO)
5.000%, 02/01/26	2,500	3,015,080
Iredell County (GO) Series B
2.500%, 02/01/24	2,285	2,408,064
Mecklenburg County (GO) Series A
5.000%, 04/01/22	3,750	3,872,866
North Carolina Eastern Municipal Power Agency (RB) (NATL-IBC) (ETM) Series B-NATL-IBC
6.000%, 01/01/22	650	665,841
North Carolina Medical Care Commission (RB) Series A
¤ 5.000%, 06/01/42 (Pre-refunded @ $100, 6/1/22)	985	1,025,262
Town of Holly Springs (GO)
5.000%, 06/01/25	1,500	1,773,001
Wake County (GO)
5.000%, 09/01/24	4,000	4,594,655
Wake County (GO) Series C
5.000%, 03/01/25	7,530	8,815,842
TOTAL NORTH CAROLINA		28,847,585
OHIO — (4.1%)
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds (RB) Series A3
¤ 6.250%, 06/01/37 (Pre-refunded @ $100, 6/1/22)	2,640	2,774,760
City of Columbus (GO)
5.000%, 04/01/22	610	629,986
4.000%, 08/15/25	3,500	4,018,240
City of Columbus (GO) Series 2017-1
4.000%, 04/01/27	4,205	5,030,707
City of Columbus (GO)
4.000%, 04/01/24	4,000	4,411,912
Ohio State (GO) Series A
5.000%, 09/15/25	1,950	2,326,219
5.000%, 09/01/28	2,500	3,248,582
Ohio State (GO) Series B
5.000%, 09/01/27	9,300	11,772,873
5.000%, 09/15/27	3,500	4,435,329
Ohio Water Development Authority (RB) Series A
5.000%, 06/01/22	700	728,587
	Face Amount	Value†
	(000)
OHIO — (Continued)
Upper Arlington City School District (GO) Series
5.000%, 12/01/26	1,530	$1,895,763
TOTAL OHIO		41,272,958
OKLAHOMA — (0.1%)
City of Tulsa (GO)
5.000%, 03/01/22	1,000	1,028,634
OREGON — (1.3%)
City of Portland Sewer System Revenue (RB) Series A
5.000%, 10/01/23	3,570	3,946,286
City of Salem (GO)
5.000%, 06/01/22	435	452,876
5.000%, 06/01/23	875	953,780
Clackamas County (GO)
3.000%, 06/01/22	470	481,496
Clean Water Services and Sewer Revenue
5.000%, 10/01/26	1,425	1,759,907
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY) Series B
5.000%, 06/15/23	1,605	1,752,558
Oregon State (GO) Series D
5.000%, 06/01/22	540	562,099
Oregon State (GO) Series G
5.000%, 12/01/22	2,050	2,184,321
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin (GO) (SCH BD GTY)
5.000%, 06/15/25	1,045	1,234,710
TOTAL OREGON		13,328,033
PENNSYLVANIA — (0.6%)
Commonwealth of Pennsylvania (GO)
5.000%, 04/01/22	3,925	4,052,531
Lehigh County Authority (RB)
4.000%, 11/01/25	1,710	1,973,809
TOTAL PENNSYLVANIA		6,026,340
RHODE ISLAND — (0.5%)
Rhode Island State (GO) Series D
5.000%, 08/01/22	3,230	3,388,696
Rhode State Island (GO) Series A
5.000%, 04/01/27	1,060	1,329,295
TOTAL RHODE ISLAND		4,717,991

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
SOUTH CAROLINA — (3.8%)
Beaufort County (GO) (ST AID WITHHLDG)
4.000%, 03/01/22	640	$654,440
Charleston County (GO) (SCSDE) (BAN) Series B
4.000%, 05/11/22	11,000	11,336,272
Clemson University (RB) Series B
5.000%, 05/01/25	750	876,751
Florence County (GO) (ST AID WITHHLDG)
5.000%, 06/01/22	9,530	9,920,821
Grand Strand Water & Sewer Authority (RB)
5.000%, 06/01/24	2,000	2,273,900
Grand Strand Water & Sewer Authority (RB) Series A
5.000%, 06/01/25	290	342,171
Lexington & Richland School District No. 5 (GO) (SCSDE)
5.000%, 03/01/24	2,750	3,094,806
Richland County (GO) (ST AID WITHHLDG) Series
5.000%, 03/01/26	1,870	2,265,299
Richland County (GO) (ST AID WITHHLDG) Series A
4.000%, 03/01/22	620	634,135
Richland County School District No. 1 (GO) (SCSDE)
5.000%, 03/01/23	1,745	1,881,034
South Carolina State (GO)
5.000%, 04/01/25	1,050	1,233,104
South Carolina State (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/23	3,000	3,318,967
TOTAL SOUTH CAROLINA		37,831,700
TENNESSEE — (3.9%)
City of Kingsport (GO) Series
5.000%, 09/01/21	510	511,966
City of Knoxville Wastewater System Revenue (RB)
4.000%, 04/01/22	2,000	2,051,768
City of Knoxville Water System Revenue (RB) Series LL
5.000%, 03/01/22	1,225	1,260,004
5.000%, 03/01/23	1,265	1,363,405
City of Memphis (GO)
5.000%, 05/01/24	2,775	3,141,988
5.000%, 05/01/25	1,995	2,347,116
	Face Amount	Value†
	(000)
TENNESSEE — (Continued)
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 01/01/26	5,000	$6,018,254
Metropolitan Government of Nashville & Davidson County (GO) Series C
5.000%, 01/01/22	2,000	2,040,662
5.000%, 01/01/23	1,450	1,550,941
¤ 5.000%, 07/01/31 (Pre-refunded @ $100, 7/1/25)	3,035	3,595,732
Rutherford County (GO) Series
5.000%, 04/01/23	4,085	4,416,599
Shelby County (GO)
5.000%, 04/01/25	5,000	5,865,916
Sumner County (GO)
5.000%, 12/01/21	900	914,619
Tennessee State (GO) Series A
5.000%, 11/01/25	1,500	1,799,490
Washington County (GO) Series A
4.000%, 06/01/26	1,705	1,994,719
TOTAL TENNESSEE		38,873,179
TEXAS — (16.5%)
Alamo Heights Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/01/24	1,255	1,406,148
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/25	500	591,255
Brazosport Independent School District (GO) (PSF-GTD)
5.000%, 02/15/22	1,000	1,026,266
City of Amarillo (GO)
4.000%, 02/15/22	800	816,922
City of Arlington (GO)
5.000%, 08/15/25	5,390	6,387,305
City of Arlington Water & Wastewater System Revenue (RB)
5.000%, 06/01/25	2,205	2,599,833
City of Carrollton (GO)
5.000%, 08/15/25	1,225	1,455,997
City of Dallas (GO)
5.000%, 02/15/22	1,000	1,026,321
City of Dallas Waterworks & Sewer System Revenue (RB)
5.000%, 10/01/21	245	246,961

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Dallas Waterworks & Sewer System Revenue (RB) Series A
5.000%, 10/01/22	9,000	$9,511,633
City of Fort Worth (GO)
5.000%, 03/01/25	6,490	7,572,917
5.000%, 03/01/26	2,000	2,412,657
City of Frisco (GO) Series A
5.000%, 02/15/25	2,000	2,333,747
City of Garland (GO) Series A
5.000%, 02/15/24	400	448,780
City of Houston (GO)
5.000%, 03/01/27	5,000	6,220,327
City of Lubbock (GO)
5.000%, 02/15/23	4,000	4,296,009
City of San Antonio Electric & Gas Systems Revenue (RB) (ETM)
5.000%, 02/01/24	8,690	9,732,007
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/24	825	924,580
5.000%, 02/01/26	2,850	3,434,363
City of Waco (GO)
5.000%, 02/01/26	2,065	2,489,431
City of Waco (GO) Series A
4.000%, 02/01/25	1,070	1,208,778
4.000%, 02/01/26	3,185	3,697,843
Collin County (GO)
5.000%, 02/15/25	1,605	1,870,979
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	8,710	10,504,743
Corpus Christi Independent School District (GO) (PSF-GTD)
3.000%, 08/15/21	245	245,242
County of Collin (GO)
5.000%, 02/15/25	2,430	2,832,697
Denton Independent School District (GO) (PSF-GTD)
3.000%, 08/15/21	1,675	1,676,657
Eagle Mountain & Saginaw Independent School District (GO) (PSF-GTD)
5.000%, 08/15/25	1,000	1,186,355
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	3,035	3,475,152
5.000%, 08/15/25	1,000	1,186,355
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Fort Bend Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/21	250	$250,328
4.000%, 08/15/22	325	338,198
Fort Worth Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,150	1,341,905
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	3,000	3,729,092
Harris County Flood Control District (GO) Series A
5.000%, 10/01/25	490	585,100
Highland Park Independent School District (GO)
5.000%, 02/15/23	3,120	3,354,900
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/22	2,000	2,052,752
5.000%, 02/15/27	1,000	1,247,361
Joshua Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/40 (Pre-refunded @ $100, 8/15/24)	2,000	2,292,797
Magnolia Independent School District (GO) (PSF-GTD)
5.000%, 08/15/21	500	500,828
North Texas Tollway Authority (RB) Series D
¤ 5.250%, 09/01/27 (Pre-refunded @ $100, 9/1/21)	2,000	2,007,943
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/15/23	1,995	2,195,421
Permanent University Fund - University of Texas System (RB) Series B
5.250%, 07/01/28	2,610	3,417,352
Pflugerville Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,765	2,061,573
Plano Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	2,225	2,499,965
Port Neches-Groves Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,170	1,411,671

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Round Rock Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/01/25	7,310	$8,676,625
Round Rock Independent School District (GO) Series B
2.000%, 08/01/21	530	530,000
Texas State (RN)
4.000%, 08/26/21	6,430	6,447,007
Texas State (GO)
5.000%, 10/01/23	4,200	4,646,554
Texas Transportation Commission State Highway Fund (RB)
5.000%, 10/01/21	3,000	3,023,909
University of Texas System (The) (RB)
5.000%, 08/15/25	12,500	14,851,571
5.000%, 08/15/26	3,850	4,729,176
TOTAL TEXAS		165,010,288
UTAH — (1.0%)
City of American Fork (GO)
5.000%, 05/01/26	1,165	1,408,664
Davis School District (GO) (SCH BD GTY) Series B
5.000%, 06/01/23	1,000	1,090,035
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/25	650	775,724
Nebo School District (GO) (SCH BD GTY)
4.000%, 07/01/22	1,015	1,051,571
Tooele County School District (GO) (SCH BD GTY) Series
5.000%, 06/01/22	650	676,600
Utah State (GO)
5.000%, 07/01/25	4,650	5,506,967
TOTAL UTAH		10,509,561
VIRGINIA — (4.8%)
5.000%, 08/15/27	7,820	9,924,290
Arlington County (GO) Series B
5.000%, 08/15/22	4,830	5,077,587
City of Lynchburg (GO)
5.000%, 02/01/26	1,930	2,326,684
City of Manassas (GO) (ST AID WITHHLDG)
5.000%, 01/01/25	2,440	2,834,320
	Face Amount	Value†
	(000)
VIRGINIA — (Continued)
City of Newport News Water Revenue (RB)
5.000%, 07/15/22	2,905	$3,041,967
City of Virginia Beach (GO) (ST AID WITHHLDG)
5.000%, 09/15/24	3,000	3,449,156
Fairfax County (GO) (ST AID WITHHLDG)
5.000%, 10/01/26	5,535	6,842,235
4.000%, 10/01/22	4,000	4,183,865
Fairfax County Water Authority (RB)
5.000%, 04/01/24	1,525	1,721,672
5.000%, 04/01/25	1,455	1,707,564
Loudoun County Sanitation Authority (RB)
5.000%, 01/01/25	3,850	4,473,985
5.000%, 01/01/26	1,265	1,521,871
Virginia Public Building Authority (RB) Series C
5.000%, 08/01/23	600	659,290
TOTAL VIRGINIA		47,764,486
WASHINGTON — (7.0%)
City of Seattle (GO) Series A
5.000%, 12/01/22	3,955	4,214,691
City of Seattle Municipal Light & Power Revenue Series A
5.000%, 07/01/25	9,290	10,990,130
City of Seattle Municipal Light & Power Revenue (RB) Series B
5.000%, 04/01/24	3,000	3,384,322
City of Seattle Water System Revenue (RB)
5.000%, 08/01/25	3,770	4,481,434
5.000%, 08/01/26	5,725	7,026,943
City of Spokane (GO)
5.000%, 12/01/25	1,165	1,396,634
Clark County Public Utility District No. 1 (RB)
5.000%, 01/01/22	220	224,473
Clark County School District No. 119 Battleground (GO) (SCH BD GTY)
4.000%, 12/01/21	510	516,561
King County (GO)
4.000%, 01/01/25	1,500	1,694,205
King County (GO) Series
5.000%, 12/01/25	1,830	2,202,602
King County School District No. 405 Bellevue (GO) (SCH BD GTY)
5.000%, 12/01/24	2,265	2,622,821

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
King County School District No. 414 Lake Washington (GO) (SCH BD GTY)
5.000%, 12/01/22	925	$985,865
North Thurston Public Schools (GO) (SCH BD GTY)
4.000%, 12/01/21	255	258,306
5.000%, 12/01/22	2,080	2,216,287
Snohomish County Public Utility District No. 1 (RB) Series A
5.000%, 12/01/21	200	203,255
Washington State (GO) Series
5.000%, 02/01/25	1,930	2,251,076
Washington State (GO) Series 2017A
5.000%, 08/01/26	1,480	1,816,572
Washington State (GO) Series A
5.000%, 08/01/21	500	500,000
Washington State (GO) Series C
5.000%, 02/01/25	5,000	5,831,804
Washington State (GO) Series D
5.000%, 07/01/25	5,830	6,904,435
Washington State (GO) Series R-2018C
5.000%, 08/01/27	4,800	6,075,226
Whatcom County School District No. 501 Bellingham (GO) (SCH BD GTY)
5.000%, 12/01/22	3,950	4,209,911
TOTAL WASHINGTON		70,007,553
WEST VIRGINIA — (0.1%)
West Virginia State (GO) Series A
5.000%, 12/01/24	495	573,557
	Face Amount	Value†
	(000)
WISCONSIN — (4.7%)
City of Milwaukee (GO) Series N2
4.000%, 03/01/24	6,500	$7,131,838
City of Milwaukee (GO) Series N4
5.000%, 04/01/27	1,510	1,873,568
5.000%, 04/01/28	9,990	12,710,700
City of Oshkosh (GO) Series B
3.000%, 12/01/23	650	690,714
City of Waukesha (GO) Series A
2.000%, 10/01/22	450	460,026
Germantown School District (GO) Series A
5.000%, 04/01/27	2,200	2,747,743
Janesville School District (GO) (ETM)
3.000%, 03/01/24	225	240,828
Janesville School District (GO)
3.000%, 03/01/24	1,020	1,094,038
Wisconsin State (GO) Series
5.000%, 05/01/25	8,750	10,296,651
Wisconsin State (GO) Series 1
5.000%, 11/01/24	4,025	4,650,450
Wisconsin State (GO) Series 2
¤ 5.000%, 05/01/25 (Pre-refunded @ $100, 5/1/22)	3,500	3,628,932
5.000%, 05/01/22	1,950	2,021,925
TOTAL WISCONSIN		47,547,413
TOTAL MUNICIPAL BONDS Cost ($964,617,218)		1,002,914,945
TOTAL INVESTMENTS — (100.0%)
(Cost $964,617,218)^^		$1,002,914,945

As of July 31, 2021, DFA Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.850%	Fixed	CPI	Maturity	USD	10,000,000	05/03/23	—	—	$177,727	$177,727
Bank of America Corp.	2.817%	Fixed	CPI	Maturity	USD	10,000,000	05/19/26	—	—	96,304	96,304
Bank of America Corp.	2.736%	Fixed	CPI	Maturity	USD	12,000,000	07/29/26	—	—	24,273	24,273

DFA Municipal Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.717%	Fixed	CPI	Maturity	USD	8,000,000	05/25/26	—	—	$117,736	$117,736
Bank of America Corp.	2.679%	Fixed	CPI	Maturity	USD	13,000,000	07/19/26	—	—	91,968	91,968
Bank of America Corp.	2.627%	Fixed	CPI	Maturity	USD	10,000,000	04/14/24	—	—	238,599	238,599
Bank of America Corp.	2.555%	Fixed	CPI	Maturity	USD	9,000,000	03/25/23	—	—	229,340	229,340
Bank of America Corp.	2.554%	Fixed	CPI	Maturity	USD	10,000,000	06/10/29	—	—	167,080	167,080
Bank of America Corp.	2.545%	Fixed	CPI	Maturity	USD	8,000,000	07/01/28	—	—	122,682	122,682
Bank of America Corp.	2.515%	Fixed	CPI	Maturity	USD	12,000,000	03/12/23	—	—	315,229	315,229
Bank of America Corp.	2.498%	Fixed	CPI	Maturity	USD	10,000,000	06/24/29	—	—	190,163	190,163
Bank of America Corp.	2.489%	Fixed	CPI	Maturity	USD	9,000,000	06/16/31	—	—	160,215	160,215
Bank of America Corp.	2.489%	Fixed	CPI	Maturity	USD	17,000,000	06/30/31	—	—	255,887	255,887
Bank of America Corp.	2.373%	Fixed	CPI	Maturity	USD	18,000,000	07/13/26	—	—	364,103	364,103
Bank of America Corp.	2.349%	Fixed	CPI	Maturity	USD	14,000,000	08/13/27	—	—	328,160	328,160
Bank of America Corp.	2.349%	Fixed	CPI	Maturity	USD	14,000,000	09/20/26	—	—	316,100	316,100
Bank of America Corp.	2.243%	Fixed	CPI	Maturity	USD	15,000,000	11/01/27	—	—	554,178	554,178
Bank of America Corp.	2.195%	Fixed	CPI	Maturity	USD	15,000,000	01/09/24	—	—	423,862	423,862
Bank of America Corp.	2.192%	Fixed	CPI	Maturity	USD	14,000,000	03/29/25	—	—	438,141	438,141
Bank of America Corp.	2.186%	Fixed	CPI	Maturity	USD	20,000,000	11/20/25	—	—	710,217	710,217
Bank of America Corp.	2.177%	Fixed	CPI	Maturity	USD	11,000,000	09/20/27	—	—	570,918	570,918
Bank of America Corp.	2.149%	Fixed	CPI	Maturity	USD	14,000,000	08/10/27	—	—	743,275	743,275
Bank of America Corp.	2.064%	Fixed	CPI	Maturity	USD	13,000,000	10/24/24	—	—	619,687	619,687
Bank of America Corp.	2.029%	Fixed	CPI	Maturity	USD	15,000,000	05/24/25	—	—	765,063	765,063
Bank of America Corp.	2.004%	Fixed	CPI	Maturity	USD	14,000,000	06/13/25	—	—	756,829	756,829
Bank of America Corp.	1.971%	Fixed	CPI	Maturity	USD	25,000,000	02/21/25	—	—	1,237,955	1,237,955
Bank of America Corp.	1.902%	Fixed	CPI	Maturity	USD	25,000,000	07/14/22	—	—	944,447	944,447
Bank of America Corp.	1.873%	Fixed	CPI	Maturity	USD	12,000,000	12/16/22	—	—	481,474	481,474
Bank of America Corp.	1.743%	Fixed	CPI	Maturity	USD	24,000,000	08/14/22	—	—	1,189,415	1,189,415
Bank of America Corp.	1.723%	Fixed	CPI	Maturity	USD	8,000,000	08/18/22	—	—	395,430	395,430
Bank of America Corp.	1.715%	Fixed	CPI	Maturity	USD	11,000,000	09/28/23	—	—	724,124	724,124
Bank of America Corp.	1.706%	Fixed	CPI	Maturity	USD	11,000,000	06/14/22	—	—	603,056	603,056
Bank of America Corp.	1.680%	Fixed	CPI	Maturity	USD	23,000,000	08/07/22	—	—	1,187,672	1,187,672
Bank of America Corp.	1.619%	Fixed	CPI	Maturity	USD	12,000,000	10/14/22	—	—	643,445	643,445

DFA Municipal Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	1.033%	Fixed	CPI	Maturity	USD	11,000,000	06/09/23	—	—	$801,474	$801,474
Bank of America Corp.	0.022%	Fixed	CPI	Maturity	USD	16,000,000	02/14/24	—	—	457,105	457,105
Citibank, N.A.	2.582%	Fixed	CPI	Maturity	USD	7,000,000	03/29/23	—	—	172,264	172,264
Citibank, N.A.	2.367%	Fixed	CPI	Maturity	USD	10,000,000	05/04/28	—	—	217,665	217,665
Citibank, N.A.	2.270%	Fixed	CPI	Maturity	USD	10,000,000	02/22/23	—	—	313,666	313,666
Citibank, N.A.	2.235%	Fixed	CPI	Maturity	USD	11,000,000	02/01/23	—	—	362,224	362,224
Citibank, N.A.	2.215%	Fixed	CPI	Maturity	USD	13,000,000	01/12/22	—	—	395,624	395,624
Citibank, N.A.	2.171%	Fixed	CPI	Maturity	USD	11,000,000	04/07/24	—	—	317,018	317,018
Citibank, N.A.	2.148%	Fixed	CPI	Maturity	USD	19,000,000	01/04/24	—	—	611,636	611,636
Citibank, N.A.	2.141%	Fixed	CPI	Maturity	USD	17,000,000	04/16/28	—	—	925,023	925,023
Citibank, N.A.	2.114%	Fixed	CPI	Maturity	USD	14,000,000	12/19/23	—	—	487,871	487,871
Citibank, N.A.	2.112%	Fixed	CPI	Maturity	USD	11,000,000	05/02/24	—	—	374,436	374,436
Citibank, N.A.	2.112%	Fixed	CPI	Maturity	USD	27,000,000	12/21/24	—	—	1,078,402	1,078,402
Citibank, N.A.	2.103%	Fixed	CPI	Maturity	USD	11,000,000	11/21/26	—	—	572,274	572,274
Citibank, N.A.	2.100%	Fixed	CPI	Maturity	USD	18,000,000	12/11/25	—	—	821,867	821,867
Citibank, N.A.	2.088%	Fixed	CPI	Maturity	USD	23,000,000	12/29/22	—	—	667,815	667,815
Citibank, N.A.	2.030%	Fixed	CPI	Maturity	USD	20,000,000	01/05/23	—	—	738,646	738,646
Citibank, N.A.	2.005%	Fixed	CPI	Maturity	USD	12,000,000	11/09/25	—	—	701,754	701,754
Citibank, N.A.	1.995%	Fixed	CPI	Maturity	USD	19,000,000	01/04/23	—	—	321,095	321,095
Citibank, N.A.	1.986%	Fixed	CPI	Maturity	USD	20,000,000	07/24/23	—	—	861,391	861,391
Citibank, N.A.	1.838%	Fixed	CPI	Maturity	USD	10,000,000	12/11/22	—	—	408,341	408,341
Citibank, N.A.	1.789%	Fixed	CPI	Maturity	USD	21,000,000	03/31/24	—	—	1,417,103	1,417,103
Citibank, N.A.	1.752%	Fixed	CPI	Maturity	USD	17,000,000	05/20/23	—	—	1,099,001	1,099,001
Citibank, N.A.	1.698%	Fixed	CPI	Maturity	USD	22,000,000	06/02/22	—	—	1,247,418	1,247,418
Citibank, N.A.	1.678%	Fixed	CPI	Maturity	USD	15,000,000	06/17/23	—	—	730,421	730,421
Citibank, N.A.	1.675%	Fixed	CPI	Maturity	USD	20,000,000	09/03/24	—	—	1,218,676	1,218,676
Citibank, N.A.	1.625%	Fixed	CPI	Maturity	USD	11,000,000	11/13/22	—	—	493,674	493,674
Citibank, N.A.	1.577%	Fixed	CPI	Maturity	USD	10,000,000	11/18/21	—	—	509,896	509,896
Citibank, N.A.	1.558%	Fixed	CPI	Maturity	USD	7,000,000	07/17/25	—	—	629,794	629,794
Citibank, N.A.	1.535%	Fixed	CPI	Maturity	USD	28,000,000	08/03/22	—	—	1,539,139	1,539,139
Citibank, N.A.	1.481%	Fixed	CPI	Maturity	USD	17,000,000	08/18/21	—	—	814,871	814,871
Citibank, N.A.	1.455%	Fixed	CPI	Maturity	USD	20,000,000	01/30/22	—	—	713,363	713,363
Citibank, N.A.	1.253%	Fixed	CPI	Maturity	USD	12,000,000	02/11/22	—	—	934,772	934,772
Citibank, N.A.	0.680%	Fixed	CPI	Maturity	USD	25,000,000	05/22/23	—	—	1,957,445	1,957,445
Citibank, N.A.	0.485%	Fixed	CPI	Maturity	USD	11,000,000	05/28/22	—	—	683,443	683,443
Total Appreciation										$41,781,361	$41,781,361
Total Appreciation (Depreciation)										$41,781,361	$41,781,361
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$1,002,914,945	—	$1,002,914,945
Swap Agreements**	—	41,781,361	—	41,781,361
TOTAL	—	$1,044,696,306	—	$1,044,696,306
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.4%)
Alabama State (GO) Series A
5.000%, 08/01/21	1,000	$1,000,000
5.000%, 08/01/23	300	329,328
City of Birmingham Water Works Board (The) (RB) Series A
¤ 5.000%, 01/01/34 (Pre-refunded @ $100, 1/1/25)	1,000	1,162,721
TOTAL ALABAMA		2,492,049
ALASKA — (0.2%)
Borough of Fairbanks North Star (GO) Series S
4.000%, 10/01/21	560	563,515
City of Anchorage (GO) Series A
3.000%, 09/01/22	765	789,157
TOTAL ALASKA		1,352,672
ARIZONA — (1.1%)
City of Tucson (GO) Series A
5.000%, 07/01/23	2,000	2,188,223
Maricopa County Unified School District No. 69 Paradise Valley (GO)
5.000%, 07/01/25	435	514,608
Maricopa County Unified School District No. 80 Chandler (GO) Series B
5.000%, 07/01/24	1,400	1,597,535
Maricopa County Union High School District No. 210-Phoenix (GO) Series E
5.000%, 07/01/25	2,000	2,368,588
TOTAL ARIZONA		6,668,954
ARKANSAS — (0.2%)
Arkansas State (GO)
5.000%, 04/01/22	1,110	1,146,066
CALIFORNIA — (1.6%)
California State (GO)
3.500%, 08/01/27	5,000	5,879,474
5.000%, 10/01/27	2,000	2,540,391
California State (GO) Series B
5.000%, 09/01/26	1,195	1,474,015
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Southern California Public Power Authority (RB)
5.000%, 07/01/23	140	$153,034
TOTAL CALIFORNIA		10,046,914
COLORADO — (2.7%)
Board of Water Commissioners City & County of Denver (The) (RB) Series A
5.000%, 12/15/25	1,515	1,825,171
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG) Series B
4.000%, 12/01/24	1,000	1,124,848
City of Colorado Springs Utilities System Revenue (RB) Series A
5.000%, 11/15/23	1,170	1,300,019
City of Colorado Springs Utilities System Revenue (RB) Series B
5.000%, 11/15/26	500	618,339
Colorado Health Facilities Authority, Revenue Bonds (RB)
¤ 5.000%, 06/01/45 (Pre-refunded @ $100, 6/1/25)	1,800	2,121,730
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG)
5.000%, 12/01/25	4,150	4,979,092
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/24	550	636,888
Weld County School District No. 6 Greeley (GO) (ST AID WITHHLDG)
5.000%, 12/01/25	310	372,377
Weld County School District No. RE-4 (GO) (ST AID WITHHLDG)
4.000%, 12/01/22	1,140	1,199,882
5.000%, 12/01/24	2,280	2,637,719
TOTAL COLORADO		16,816,065

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CONNECTICUT — (1.0%)
City of Danbury
4.000%, 07/15/26	265	$311,264
4.000%, 07/15/27	300	360,801
City of Waterbury (GO) Series B
4.000%, 09/01/23	500	539,604
Town of Greenwich (GO) Series A
5.000%, 01/15/25	2,925	3,408,117
Town of South Windsor (GO) Series B
4.000%, 12/15/25	1,345	1,560,126
TOTAL CONNECTICUT		6,179,912
DELAWARE — (0.5%)
Delaware State (GO) Series B
5.000%, 07/01/24	780	890,546
Kent County (GO)
4.000%, 09/01/24	415	463,550
New Castle County (GO)
5.000%, 10/01/23	1,600	1,769,379
TOTAL DELAWARE		3,123,475
DISTRICT OF COLUMBIA — (0.6%)
District of Columbia (RB) Series C
5.000%, 05/01/23	1,400	1,520,596
Washington Metropolitan Area Transit Authority (RB) Series B
5.000%, 07/01/25	720	850,222
5.000%, 07/01/27	1,000	1,255,338
TOTAL DISTRICT OF COLUMBIA		3,626,156
FLORIDA — (3.5%)
City of Lakeland FL Department of Electric Utilities, Revenue Bonds (RB)
5.000%, 10/01/25	1,000	1,191,591
Collier County Water-Sewer District (RB)
5.000%, 07/01/25	655	775,150
Flagler County (GO) (BAM)
5.000%, 07/01/22	465	485,945
Florida State (GO)
5.000%, 07/01/24	1,900	2,166,888
Florida State (GO) Series A
5.000%, 06/01/24	350	398,360
Florida State (GO) Series B
5.000%, 06/01/24	2,000	2,276,341
5.000%, 06/01/25	1,000	1,181,580
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Florida State (GO) Series C
5.000%, 06/01/23	1,015	$1,106,581
Miami-Dade County (GO) Series A
5.000%, 07/01/26	1,500	1,839,497
Orange County Water Utility System Revenue (RB)
5.000%, 10/01/21	525	529,193
5.000%, 10/01/25	3,250	3,883,091
Orlando Utilities Commission (RB) Series C
5.250%, 10/01/22	1,000	1,060,476
Palm Beach County (RB)
5.000%, 11/01/23	810	898,155
School District of Broward County (GO)
5.000%, 07/01/25	3,855	4,562,144
TOTAL FLORIDA		22,354,992
GEORGIA — (2.7%)
Georgia State (GO) Series A
5.000%, 07/01/26	1,200	1,472,255
Georgia State (GO) Series E
5.000%, 12/01/26	2,000	2,486,470
Georgia State (GO) Series F
5.000%, 07/01/26	1,450	1,778,974
Georgia State Road & Tollway Authority (RB) (MUN GOVT GTD)
5.000%, 10/01/23	4,590	5,076,964
Henry County (GO)
5.000%, 05/01/23	1,000	1,085,219
Private Colleges & Universities Authority (RB) Series B
5.000%, 09/01/25	1,080	1,284,691
State of Georgia (GO) Series A-BIDDING GROUP 1
5.000%, 07/01/26	3,000	3,680,637
TOTAL GEORGIA		16,865,210
HAWAII — (1.9%)
City & County of Honolulu (GO) Series B
5.000%, 10/01/23	150	165,810
5.000%, 10/01/25	725	863,904
City & County of Honolulu (GO) Series D
5.000%, 07/01/24	1,005	1,145,854
5.000%, 07/01/25	1,000	1,181,292
Hawaii State (GO) Series EO
5.000%, 08/01/22	1,000	1,049,235
Hawaii State (GO) Series FB
5.000%, 04/01/24	2,975	3,357,820

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
HAWAII — (Continued)
Hawaii State (GO) Series FE
5.000%, 10/01/24	1,005	$1,157,116
5.000%, 10/01/25	2,790	3,329,647
TOTAL HAWAII		12,250,678
ILLINOIS — (0.5%)
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/25	2,000	2,390,988
Kane Cook & DuPage etc Counties Community College District No. 509 (GO) Series B
4.000%, 12/15/25	600	692,858
TOTAL ILLINOIS		3,083,846
IOWA — (0.6%)
City of Ankeny (GO) Series A
5.000%, 06/01/25	490	578,974
City of Davenport (GO) Series C
4.000%, 06/01/24	1,410	1,559,097
Waukee Community School District (GO) Series B
5.000%, 06/01/24	1,290	1,465,486
TOTAL IOWA		3,603,557
KANSAS — (0.7%)
City of Merriam (GO)
5.000%, 10/01/25	800	955,838
City of Wichita (GO) Series 811
5.000%, 06/01/22	550	572,555
Johnson County (GO) Series B
5.000%, 09/01/22	650	684,674
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/26	225	277,751
Johnson County Unified School District No. 229 Blue Valley (GO) Series B
5.000%, 10/01/23	750	829,569
Kansas State Department of Transportation (RB) Series A
5.000%, 09/01/26	1,000	1,226,695
TOTAL KANSAS		4,547,082
	Face Amount	Value†
	(000)
KENTUCKY — (1.7%)
Louisville & Jefferson County (RB)
5.000%, 12/01/35	2,200	$2,288,043
Louisville & Jefferson County (GO) Series B
5.000%, 11/01/21	1,700	1,720,552
Louisville & Jefferson County Metropolitan Sewer District (RB) Series C
5.000%, 05/15/23	1,850	2,010,798
Louisville Water Co (RB)
5.000%, 11/15/29	3,000	4,000,418
Louisville Water Co. (RB) Series A
4.000%, 11/15/21	800	808,944
TOTAL KENTUCKY		10,828,755
LOUISIANA — (0.2%)
Louisiana State (GO) Series C
5.000%, 08/01/21	1,000	1,000,000
5.000%, 08/01/23	500	548,774
TOTAL LOUISIANA		1,548,774
MAINE — (0.3%)
Maine State (GO) Series B
5.000%, 06/01/23	1,000	1,090,421
4.000%, 06/01/26	500	585,746
TOTAL MAINE		1,676,167
MARYLAND — (9.0%)
Anne County Arundel (GO)
5.000%, 10/01/24	1,520	1,752,152
Anne County Arundel (GO) Series B
5.000%, 10/01/23	1,490	1,648,420
Baltimore County (GO)
5.000%, 08/01/22	600	629,603
5.000%, 03/01/26	6,905	8,375,166
5.000%, 03/01/28	1,335	1,717,827
Carroll County (GO)
5.000%, 11/01/21	550	556,677
City of Baltimore (GO) Series B
5.000%, 10/15/27	2,025	2,574,875
County of Anne Arundel (GO)
5.000%, 10/01/25	650	777,215
Harford County (GO)
5.000%, 10/01/25	2,750	3,289,479
Howard County (GO) Series A
5.000%, 08/15/24	2,720	3,119,825
Howard County (GO) Series D
5.000%, 02/15/24	1,300	1,461,007

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MARYLAND — (Continued)
Maryland State (GO) Series 1
5.000%, 06/01/23	3,000	$3,271,264
Maryland State (GO) Series A
5.000%, 08/01/25	2,000	2,378,298
5.000%, 08/01/27	3,500	4,434,584
Maryland State (GO) Series B
4.000%, 08/01/23	850	916,695
5.000%, 08/01/24	1,000	1,145,571
5.000%, 08/01/27	500	633,512
Montgomery County (GO) Series A
4.000%, 08/01/23	1,000	1,078,465
5.000%, 11/01/24	2,000	2,312,898
Montgomery County (GO) Series B
5.000%, 12/01/21	350	355,685
Montgomery County (GO) Series D
3.000%, 11/01/23	3,000	3,191,399
Prince County George's (GO) Series A
5.000%, 07/15/24	770	880,263
4.000%, 09/01/24	2,500	2,795,751
5.000%, 07/15/29	3,500	4,655,204
Queen County Anne's (GO)
5.000%, 07/15/25	1,235	1,465,172
Washington Suburban Sanitary Commission (RB) (CNTY GTD)
5.000%, 06/01/24	655	745,102
Worcester County (GO) Series B
4.000%, 08/01/21	1,000	1,000,000
TOTAL MARYLAND		57,162,109
MASSACHUSETTS — (2.6%)
City of Beverly (GO)
5.000%, 03/15/25	500	585,434
City of Lowell (GO) (ST AID WITHHLDG)
4.000%, 09/01/23	250	270,238
City of Quincy (GO)
5.000%, 01/15/25	405	471,284
City of Springfield (GO) (ST AID WITHHLDG) Series C
4.000%, 08/01/23	285	307,184
City of Worcester (GO)
5.000%, 02/15/26	1,910	2,309,309
Commonwealth of Massachusetts (GO) Series A
5.000%, 07/01/26	1,250	1,530,862
	Face Amount	Value†
	(000)
MASSACHUSETTS — (Continued)
Commonwealth of Massachusetts (GO) Series B
5.000%, 01/01/22	1,000	$1,020,331
5.000%, 08/01/22	1,165	1,222,238
Commonwealth of Massachusetts (GO) Series C
5.000%, 04/01/22	1,275	1,316,688
Commonwealth of Massachusetts (GO) Series F
5.000%, 05/01/25	1,600	1,883,472
Commonwealth of Massachusetts (GO) (AGM) Series B
5.250%, 09/01/24	400	462,401
Town of East Bridgewater (GO)
5.000%, 04/15/26	1,655	2,012,086
Town of Holbrook (GO)
5.000%, 12/01/21	755	767,162
Town of Watertown (GO)
5.000%, 04/15/26	2,045	2,490,504
TOTAL MASSACHUSETTS		16,649,193
MICHIGAN — (0.2%)
Michigan State (GO) Series A
5.000%, 12/01/24	1,275	1,476,884
MINNESOTA — (2.6%)
City of Minneapolis (GO)
3.000%, 12/01/23	2,000	2,134,929
City of Saint Paul (GO) Series A
5.000%, 09/01/21	400	401,545
5.000%, 03/01/25	2,020	2,364,940
Hennepin County (GO) Series B
5.000%, 12/01/21	350	355,697
Metropolitan Council (GO) Series B
5.000%, 03/01/24	1,295	1,457,372
Minnesota State (GO) Series A
5.000%, 10/01/27	2,000	2,550,139
Minnesota State (GO) Series D
5.000%, 08/01/24	1,800	2,062,028
Minnesota State (GO) Series E
5.000%, 08/01/22	760	797,418
4.000%, 10/01/22	3,000	3,137,540

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Ramsey County (GO) Series A
5.000%, 02/01/25	1,150	$1,340,877
TOTAL MINNESOTA		16,602,485
MISSOURI — (2.2%)
Columbia School District (GO) Series B
5.000%, 03/01/25	1,725	2,018,891
Metropolitan Saint Louis Sewer District (RB) Series B
¤ 5.000%, 05/01/26 (Pre-refunded @ $100, 5/1/25)	1,540	1,812,453
Saint Louis County (GO)
5.000%, 02/01/23	2,545	2,730,584
5.000%, 02/01/25	1,270	1,478,861
Saint Louis County Reorganized School District No R-6 (GO)
5.000%, 02/01/26	5,000	6,030,160
TOTAL MISSOURI		14,070,949
NEBRASKA — (0.9%)
Omaha School District (GO)
5.000%, 12/15/25	4,000	4,820,868
Papillion-La Vista School District No. 27 (GO) Series B
4.000%, 12/01/25	600	691,322
Southern Public Power District (RB)
5.000%, 12/15/21	400	407,208
TOTAL NEBRASKA		5,919,398
NEVADA — (0.4%)
Las Vegas Valley Water District (GO) Series C
5.000%, 06/01/24	405	460,341
Nevada State (GO) Series C
5.000%, 11/01/24	450	519,767
Nevada State (GO) Series D1
5.000%, 03/01/22	250	257,159
Washoe County NV (GO)
5.000%, 07/01/24	1,265	1,441,499
TOTAL NEVADA		2,678,766
NEW HAMPSHIRE — (0.1%)
City of Nashua (GO)
4.000%, 07/15/24	770	856,393
	Face Amount	Value†
	(000)
NEW JERSEY — (1.5%)
City of Hoboken (GO)
3.000%, 02/01/23	2,000	$2,083,984
3.000%, 02/01/25	910	995,397
Montville Township (GO)
3.000%, 10/01/25	500	554,749
Princeton (GO)
3.000%, 09/15/24	1,515	1,647,697
2.000%, 12/15/25	1,815	1,944,707
Township of Parsippany-Troy Hills (GO) Series ABCD
2.000%, 09/15/21	2,000	2,004,144
TOTAL NEW JERSEY		9,230,678
NEW MEXICO — (0.9%)
New Mexico State Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/27	4,000	5,045,224
Santa Fe County (GO)
5.000%, 07/01/22	710	741,981
TOTAL NEW MEXICO		5,787,205
NEW YORK — (3.9%)
City of New York (GO) Series A
5.000%, 08/01/24	3,100	3,547,253
5.000%, 08/01/25	1,500	1,781,087
City of New York (GO) Series C
5.000%, 08/01/22	500	524,566
City of New York (GO) Series E
5.000%, 08/01/21	265	265,000
5.000%, 08/01/22	1,000	1,049,132
City of New York (GO) Series F
5.000%, 08/01/21	445	445,000
City of New York (GO) Series H
5.000%, 08/01/22	2,010	2,108,755
City of New York (GO) (ETM) Series F
5.000%, 08/01/21	5	5,000
Kingston City School District (GO) (ST AID WITHHLDG)
3.000%, 06/01/26	1,530	1,683,818
Middle Country Central School District (GO) (ST AID WITHHLDG)
2.000%, 08/15/21	400	400,262
New York State Dormitory Authority (RB) (ETM)
5.000%, 02/15/25	350	408,312

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
New York State Dormitory Authority (RB)
5.000%, 02/15/25	150	$175,346
New York State Dormitory Authority (RB) Series A
5.000%, 02/15/22	2,000	2,052,752
5.000%, 03/15/23	600	647,818
5.000%, 03/15/28	4,000	5,144,699
New York State Dormitory Authority (RB) Series B-GRP A
5.000%, 02/15/22	800	821,101
5.000%, 02/15/24	300	337,100
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/25	500	586,305
North Shore Central School District (GO) (ST AID WITHHLDG)
2.000%, 12/15/23	315	328,375
Riverhead Central School District (GO) (ST AID WITHHLDG)
2.000%, 10/15/22	540	552,628
Triborough Bridge & Tunnel Authority (RB) Series C-1
4.000%, 11/15/27	1,500	1,815,008
TOTAL NEW YORK		24,679,317
NORTH CAROLINA — (4.1%)
City of Charlotte (GO) Series A
5.000%, 06/01/29	2,000	2,654,517
City of Greensboro (GO) Series B
5.000%, 04/01/26	1,010	1,228,981
Mecklenburg County (GO) Series A
5.000%, 12/01/24	825	957,124
New Hanover County (GO)
5.000%, 02/01/23	1,550	1,663,999
North Carolina Eastern Municipal Power Agency (RB) (NATL-IBC) (ETM) Series B-NATL-IBC
6.000%, 01/01/22	1,725	1,767,039
North Carolina State (GO)
5.000%, 06/01/25	2,000	2,363,161
North Carolina State (GO) Series A
5.000%, 06/01/24	2,200	2,501,961
5.000%, 06/01/25	655	773,935
	Face Amount	Value†
	(000)
NORTH CAROLINA — (Continued)
North Carolina State (GO) Series B
5.000%, 06/01/25	3,455	$4,082,360
North Carolina State (GO) Series C
4.000%, 05/01/22	1,530	1,574,930
North Carolina State (GO) Series D
4.000%, 06/01/23	350	375,187
Wake County (GO)
5.000%, 09/01/21	1,300	1,305,012
5.000%, 04/01/25	4,000	4,697,540
TOTAL NORTH CAROLINA		25,945,746
NORTH DAKOTA — (0.2%)
City of West Fargo (GO) Series A
5.000%, 05/01/24	1,150	1,296,634
OHIO — (4.4%)
City of Columbus (GO) Series 3
5.000%, 02/15/27	1,250	1,559,201
City of Columbus (GO) Series A
3.000%, 07/01/22	835	857,480
5.000%, 02/15/23	4,000	4,303,084
5.000%, 04/01/29	2,000	2,637,239
City of Columbus (GO) Series B
5.000%, 02/15/23	475	510,991
City of Columbus (GO)
4.000%, 04/01/24	1,500	1,654,467
Cuyahoga County (RB)
¤ 5.000%, 12/01/35 (Pre-refunded @ $100, 12/1/24)	3,545	4,112,936
Hamilton County Sewer System Revenue (RB) Series A
5.000%, 12/01/21	500	508,071
Ohio State (GO) Series A
5.000%, 09/15/21	800	804,627
5.000%, 09/15/22	2,250	2,374,339
5.000%, 02/01/24	2,820	3,161,890
Ohio State (GO) Series B
5.000%, 08/01/21	1,000	1,000,000
5.000%, 06/15/22	450	469,321
5.000%, 09/15/23	1,000	1,103,983
5.000%, 09/01/24	2,000	2,295,994
Ohio State (GO) Series W
4.000%, 05/01/24	215	237,668
4.000%, 05/01/25	215	245,083
TOTAL OHIO		27,836,374

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OKLAHOMA — (1.1%)
City of Oklahoma City (GO)
4.000%, 03/01/23	1,680	$1,783,924
4.000%, 03/01/25	1,255	1,421,708
City of Tulsa (GO)
5.000%, 03/01/24	200	224,856
5.000%, 03/01/26	2,750	3,320,182
TOTAL OKLAHOMA		6,750,670
OREGON — (2.4%)
City of McMinnville (GO)
5.000%, 02/01/22	290	297,047
City of Salem (GO)
5.000%, 06/01/26	1,220	1,492,720
Clackamas County School District No. 7J Lake Oswego (GO) (SCH BD GTY)
5.000%, 06/01/24	400	454,536
Jackson County (GO)
4.000%, 06/01/23	40	42,825
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
3.000%, 06/15/25	940	1,036,099
5.000%, 06/15/28	2,500	3,225,578
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY) Series A
5.000%, 06/15/25	1,000	1,181,117
Oregon State (GO) Series E
5.000%, 08/01/21	410	410,000
Oregon State Department of Transportation (RB) Series A
¤ 5.000%, 11/15/30 (Pre-refunded @ $100, 11/15/24)	1,150	1,331,785
Salem ORE (GO)
5.000%, 06/01/25	1,280	1,514,576
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY)
¤ 5.000%, 06/15/26 (Pre-refunded @ $100, 6/15/24)	650	740,344
Washington County (GO)
5.000%, 03/01/24	3,000	3,374,492
TOTAL OREGON		15,101,119
PENNSYLVANIA — (0.8%)
Berks County (GO)
5.000%, 11/15/22	445	473,245
	Face Amount	Value†
	(000)
PENNSYLVANIA — (Continued)
Commonwealth of Pennsylvania (GO) Series 1
5.000%, 07/01/22	1,025	$1,070,880
Montgomery County (GO) Series A
5.000%, 01/01/26	2,745	3,310,718
Pennsylvania State University (RB) Series E
5.000%, 03/01/24	55	61,881
5.000%, 03/01/25	130	152,098
TOTAL PENNSYLVANIA		5,068,822
RHODE ISLAND — (0.2%)
Rhode Island State (GO) Series A
5.000%, 08/01/21	1,000	1,000,000
SOUTH CAROLINA — (3.7%)
Beaufort County School District (GO) (SCSDE) Series A
5.000%, 03/01/26	2,280	2,757,346
Clemson University (RB) Series B
5.000%, 05/01/25	750	876,750
Florence School District One (GO) (SCSDE)
5.000%, 03/01/22	2,000	2,057,387
Grand Strand Water & Sewer Authority (RB) Series A
5.000%, 06/01/26	1,205	1,470,483
Lexington County School District No. 1 (GO) (SCSDE) Series C
4.000%, 02/01/23	3,985	4,216,724
Richland County (GO) (ST AID WITHHLDG) Series B
5.000%, 03/01/25	535	625,940
Richland County School District No. 2 (GO) (SCSDE)
5.000%, 03/01/28	3,000	3,855,814
South Carolina State (GO) (ST AID WITHHLDG) Series B
5.000%, 04/01/26	1,210	1,471,090
State of South Carolina (GO) Series C
5.000%, 04/01/25	1,090	1,280,079
York County (GO) (ST AID WITHHLDG)
5.000%, 04/01/24	4,195	4,738,409
TOTAL SOUTH CAROLINA		23,350,022

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TENNESSEE — (4.5%)
Blount County (GO) Series B
5.000%, 06/01/22	2,635	$2,743,060
City of Knoxville Electric System Revenue (RB) Series LL
5.000%, 07/01/24	4,050	4,616,347
5.000%, 07/01/25	1,775	2,100,598
City of Knoxville Wastewater System Revenue (RB) Series B
4.000%, 04/01/22	310	318,024
City of Memphis (GO)
5.000%, 05/01/26	1,000	1,217,822
City of Memphis (GO) Series A
5.000%, 04/01/25	1,250	1,466,479
County of Sumner (GO)
5.000%, 06/01/26	1,500	1,831,282
Hamilton County (GO) Series B
5.000%, 03/01/22	1,735	1,784,474
Knox County (GO) Series C
5.000%, 06/01/25	1,000	1,178,643
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 07/01/22	650	679,279
Metropolitan Government of Nashville & Davidson County (GO) Series A
5.000%, 01/01/22	615	627,504
5.000%, 07/01/25	2,325	2,750,490
Sumner County (GO)
5.000%, 12/01/21	230	233,736
5.000%, 12/01/22	640	682,112
Tennessee State (GO) Series B
5.000%, 08/01/25	1,000	1,189,149
Williamson County (GO)
5.000%, 04/01/29	3,620	4,792,402
TOTAL TENNESSEE		28,211,401
TEXAS — (14.7%)
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	140	150,450
Alvin Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,500	1,749,155
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/24	250	285,907
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Bexar County (GO) Series B
¤ 5.000%, 06/15/25 (Pre-refunded @ $100, 6/15/23)	1,500	$1,637,332
Bexar County TX (GO)
4.000%, 06/15/26	650	762,548
Brazosport Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	2,000	2,336,831
Bridgeport Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	1,600	1,831,516
City of Amarillo (GO)
2.000%, 02/15/24	725	757,143
2.000%, 02/15/25	725	767,417
4.000%, 02/15/26	1,685	1,954,948
City of Arlington (GO) Series A
5.000%, 08/15/23	2,090	2,296,809
City of Arlington Water & Wastewater System Revenue (RB)
5.000%, 06/01/26	1,025	1,248,081
City of Austin (GO)
5.000%, 09/01/23	500	551,072
5.000%, 11/01/23	1,895	2,103,506
5.000%, 09/01/26	1,000	1,229,519
5.000%, 09/01/27	2,255	2,856,148
City of Brownsville Utilities System Revenue (RB) Series A
¤ 5.000%, 09/01/28 (Pre-refunded @ $100, 9/1/23)	2,000	2,198,950
City of Celina (GO)
4.125%, 09/01/25	1,415	1,631,817
4.125%, 09/01/26	2,520	2,972,450
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/24	120	138,040
City of Denton (GO)
3.000%, 02/15/23	3,475	3,623,036
City of Fort Worth Water & Sewer System Revenue (RB) Series A
5.000%, 02/15/24	3,310	3,717,251
5.000%, 02/15/25	4,380	5,112,594
City of Garland (GO) Series A
5.000%, 02/15/24	200	224,390
City of Pearland (GO)
5.000%, 03/01/25	500	581,680

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of San Antonio (GO)
5.000%, 02/01/23	1,655	$1,777,240
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/22	3,360	3,442,327
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	2,000	2,412,111
Corpus Christi Independent School District (GO) (PSF-GTD)
4.000%, 08/15/23	160	172,516
4.000%, 08/15/24	140	155,982
County of Collin (GO)
5.000%, 02/15/25	1,010	1,177,376
Dallas Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	3,000	3,225,382
Dallas Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/24	3,250	3,724,531
Eanes Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/01/25	1,505	1,787,024
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	500	572,513
Fort Bend Independent School District (GO) (PSF-GTD) Series C
5.000%, 02/15/24	1,275	1,432,218
Fort Worth Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	445	536,695
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	215	231,152
Harris County (GO) Series A
5.000%, 10/01/23	1,565	1,730,314
Harris County Flood Control District (GO) Series A
5.000%, 10/01/26	550	677,859
Highland Park Independent School District (GO)
5.000%, 02/15/23	2,000	2,150,577
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	2,000	2,247,702
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Houston Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	1,750	$2,119,375
Leander Independent School District (GO) (PSF-GTD) Series C
5.000%, 08/15/24	700	801,288
McAllen Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/22	2,725	2,797,172
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/23	125	137,713
Northwest Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	1,000	1,120,055
Port Authority of Houston of Harris County Texas (GO) Series A-2
5.000%, 10/01/23	70	77,346
Port Neches-Groves Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,000	1,122,765
Texas State (GO)
5.000%, 10/01/23	375	414,871
¤ 4.000%, 10/01/33 (Pre-refunded @ $100, 4/1/24)	1,500	1,654,158
Texas State (GO) Series A
5.000%, 04/01/25	2,185	2,561,657
5.000%, 10/01/25	2,465	2,941,785
Texas Transportation Commission State Highway Fund (RB) Series A
5.000%, 04/01/23	500	540,937
University of Texas System (The) (RB)
5.000%, 08/15/25	3,000	3,564,377
University of Texas System (The) (RB) Series C
5.000%, 08/15/24	1,000	1,145,025
University of Texas System (The) (RB) Series D
5.000%, 08/15/21	615	616,018
Wichita Falls Independent School District (GO) (PSF-GTD)
4.000%, 02/01/25	105	118,462

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Ysleta Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/41 (Pre-refunded @ $100, 8/15/25)	1,200	$1,428,069
TOTAL TEXAS		93,333,182
UTAH — (2.3%)
Davis School District (GO) (SCH BD GTY) Series B
5.000%, 06/01/23	2,445	2,665,135
Granite School District Board of Education (GO) (SCH BD GTY)
5.000%, 06/01/25	2,500	2,950,802
Provo School District (GO) (SCH BD GTY)
5.000%, 06/15/25	2,000	2,362,233
Salt Lake County (GO) Series B
5.000%, 12/15/24	1,600	1,858,401
Utah State (GO)
5.000%, 07/01/22	1,845	1,928,454
5.000%, 07/01/24	2,000	2,282,192
Utah State (GO) Series B
5.000%, 07/01/24	575	656,130
TOTAL UTAH		14,703,347
VERMONT — (0.2%)
Vermont State (GO) Series B
5.000%, 08/15/23	1,000	1,099,383
VIRGINIA — (5.8%)
Arlington County (GO)
5.000%, 06/15/22	3,000	3,129,078
Chesterfield County (GO) (ST AID WITHHLDG)
5.000%, 01/01/23	2,905	3,106,801
City of Alexandria (GO) (ST AID WITHHLDG) Series D
5.000%, 07/01/26	2,235	2,740,850
City of Hampton (GO) (ST AID WITHHLDG) Series B
5.000%, 09/01/21	840	843,239
5.000%, 09/01/22	475	500,286
City of Manassas (GO) (ST AID WITHHLDG)
5.000%, 01/01/26	2,485	2,991,073
City of Newport News Water Revenue (RB)
5.000%, 07/15/24	950	1,085,736
City of Richmond (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/22	1,065	1,115,213
	Face Amount	Value†
	(000)
VIRGINIA — (Continued)
City of Suffolk (GO) (ST AID WITHHLDG)
5.000%, 02/01/23	1,575	$1,691,578
Commonwealth of Virginia (GO) Series A
5.000%, 06/01/25	1,430	1,689,660
Fairfax County Water Authority (RB)
5.000%, 04/01/26	1,290	1,567,684
Henrico County (GO) (ST AID WITHHLDG)
5.000%, 08/01/27	3,000	3,799,044
Henrico County (GO) (ST AID WITHHLDG) Series A
5.000%, 08/01/25	1,545	1,835,199
Loudoun County (GO) (ST AID WITHHLDG) Series A
5.000%, 12/01/22	1,225	1,305,605
Loudoun County (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/24	2,000	2,319,576
5.000%, 12/01/25	1,800	2,164,769
Loudoun County Sanitation Authority (RB)
5.000%, 01/01/26	2,165	2,604,626
Virginia College Building Authority (RB) (ST AID WITHHLDG) Series A
¤ 5.000%, 09/01/25 (Pre-refunded @ $100, 9/1/24)	1,985	2,279,185
TOTAL VIRGINIA		36,769,202
WASHINGTON — (7.3%)
Auburn School District No. 408 of King & Pierce Counties (GO) (SCH BD GTY)
5.000%, 12/01/25	960	1,150,874
Chelan County Public Utility District No. 1 (RB) Series A
5.000%, 07/01/24	200	227,278
5.000%, 07/01/25	100	117,830
City of Bellevue (GO) Series A
4.000%, 12/01/25	210	243,039
City of Seattle (GO) Series A
5.000%, 12/01/25	2,000	2,405,299
5.000%, 05/01/26	3,165	3,853,541
5.000%, 12/01/26	1,500	1,860,377
City of Seattle Water System Revenue (RB)
5.000%, 08/01/26	5,740	7,045,355

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
Clark County School District No. 37 Vancouver (GO) (SCH BD GTY)
4.000%, 12/01/26	1,940	$2,305,151
County of King (GO) Series A
4.000%, 01/01/26	500	580,793
King County (GO) Series E
5.000%, 12/01/25	1,275	1,534,599
King County School District No. 411 Issaquah (GO) (SCH BD GTY)
5.000%, 12/01/23	1,440	1,603,022
King County School District No. 414 Lake Washington (GO) (SCH BD GTY)
5.000%, 12/01/22	2,000	2,131,601
4.000%, 12/01/25	1,370	1,586,182
King County Sewer Revenue (RB) Series B
5.000%, 07/01/25	1,305	1,543,823
Snohomish County Public Utility District No. 1 (RB) Series A
5.000%, 12/01/23	595	662,064
Snohomish County School District No. 6 Mukilteo (GO) (SCH BD GTY)
5.000%, 12/01/25	2,000	2,400,518
Tacoma Metropolitan Park District (GO) Series B
5.000%, 12/01/21	350	355,697
Washington State (GO) Series 2013A
5.000%, 08/01/21	200	200,000
Washington State (GO) Series 2017A
5.000%, 08/01/26	1,675	2,055,918
Washington State (GO) Series A-1
5.000%, 08/01/21	800	800,000
Washington State (GO) Series B
5.000%, 07/01/24	800	912,625
5.000%, 07/01/25	475	562,540
Washington State (GO) Series C
5.000%, 02/01/23	500	536,852
5.000%, 02/01/25	1,000	1,166,361
Washington State (GO) Series D
5.000%, 06/01/24	2,225	2,529,713
5.000%, 06/01/25	1,260	1,487,733
Washington State (GO) Series R-2018C
5.000%, 08/01/25	2,500	2,969,577
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
Washington State (GO) Series R-2018D
5.000%, 08/01/25	1,365	$1,621,389
TOTAL WASHINGTON		46,449,751
WEST VIRGINIA — (0.1%)
West Virginia State (GO) Series A
5.000%, 12/01/23	500	556,605
WISCONSIN — (3.5%)
Germantown School District (GO) Series A
5.000%, 04/01/27	1,000	1,248,974
Janesville School District (GO) (ETM)
3.000%, 03/01/24	355	379,974
Janesville School District (GO)
3.000%, 03/01/24	1,645	1,764,405
Madison Metropolitan School District (GO) Series A
2.000%, 03/01/25	1,300	1,378,733
Milwaukee County Metropolitan Sewer District (GO) Series A
5.000%, 10/01/25	2,635	3,145,874
Waukesha WIS (GO) Series C
5.000%, 10/01/25	200	238,318
Wisconsin State (GO) Series 1
5.000%, 05/01/26	2,745	3,342,170
Wisconsin State (GO) Series 3
5.000%, 11/01/22	1,875	1,990,422
Wisconsin State (GO) Series A
5.000%, 05/01/24	975	1,104,491
5.000%, 05/01/25	970	1,141,457
Wisconsin State (GO) Series B
5.000%, 05/01/25	2,000	2,353,520
5.000%, 05/01/27	3,000	3,765,651
TOTAL WISCONSIN		21,853,989
TOTAL MUNICIPAL BONDS Cost ($616,831,334)		632,650,948
TOTAL INVESTMENTS — (100.0%)
(Cost $616,831,334)^^		$632,650,948

DFA Municipal Bond Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$632,650,948	—	$632,650,948
TOTAL	—	$632,650,948	—	$632,650,948

World Core Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	17,846,274	$623,191,868
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	19,584,172	318,634,480
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	5,212,410	133,958,945
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $690,680,787)		$1,075,785,293

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.025% (Cost $183,547)	183,547	183,547
TOTAL INVESTMENTS — (100.0%) (Cost $690,864,334)^^		$1,075,968,840
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$1,075,785,293	—	—	$1,075,785,293
Temporary Cash Investments	183,547	—	—	183,547
TOTAL	$1,075,968,840	—	—	$1,075,968,840

DFA LTIP Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)

	Face Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (100.0%)
Treasury Inflation Protected Security
1.000%, 02/15/48	29,014	$40,127,452
1.000%, 02/15/49	82,780	115,626,949
0.250%, 02/15/50	98,478	115,995,971
0.125%, 02/15/51	101,225	116,159,724
TOTAL U.S. TREASURY OBLIGATIONS Cost ($336,711,454)		387,910,096
TOTAL INVESTMENTS — (100.0%)
(Cost $336,711,454)^^		$387,910,096
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$387,910,096	—	$387,910,096
TOTAL	—	$387,910,096	—	$387,910,096

U.S. Social Core Equity 2 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)

		Face Amount	Value†
		(000)
BONDS — (0.0%)
GAMCO Investors, Inc.
»	4.000%, 06/15/23	3	$2,508

		Shares
COMMON STOCKS — (97.9%)
COMMUNICATION SERVICES — (8.6%)
	Activision Blizzard, Inc.	12,862	1,075,520
*	Alphabet, Inc., Class A	7,127	19,203,915
*	Alphabet, Inc., Class C	6,872	18,584,774
*	Altice USA, Inc., Class A	16,481	506,461
*	AMC Networks, Inc., Class A	5,887	294,585
*	Angi, Inc.	3,624	41,712
#*	Anterix, Inc.	1,929	112,499
	AT&T, Inc.	293,404	8,229,982
	ATN International, Inc.	3,463	149,082
*	Ballantyne Strong, Inc.	2,726	10,522
*	Beasley Broadcast Group, Inc., Class A	7,857	20,900
*	Boston Omaha Corp., Class A	1,433	46,873
#	Cable One, Inc.	630	1,189,434
*	Cargurus, Inc.	7,733	221,164
*	Cars.com, Inc.	9,540	115,243
*	Charter Communications, Inc., Class A	5,206	3,873,524
*	Cincinnati Bell, Inc.	8,716	133,703
#*	Cinemark Holdings, Inc.	15,300	237,609
	Cogent Communications Holdings, Inc.	4,641	360,188
	Comcast Corp., Class A	202,879	11,935,372
*	comScore, Inc.	10,011	40,144
*	Consolidated Communications Holdings, Inc.	6,459	49,670
*	Cumulus Media, Inc., Class A	633	7,463
*	Daily Journal Corp.	107	35,631
	DallasNews Corp.	6,200	41,540
*	DHI Group, Inc.	18,567	74,268
#*	Discovery, Inc., Class A	17,178	498,334
*	Discovery, Inc., Class C	34,566	937,084
#*	DISH Network Corp., Class A	24,443	1,023,917
	Electronic Arts, Inc.	7,537	1,085,027
*	Entercom Communications Corp.	14,976	53,464
	Entravision Communications Corp., Class A	4,905	30,166
#*	Eventbrite, Inc., Class A	1,632	29,001
	EW Scripps Co. (The), Class A	9,868	188,281
*	Facebook, Inc., Class A	56,045	19,968,834
#*	Fluent, Inc.	3,691	9,191
	Fox Corp., Class A	27,760	989,922
	Fox Corp., Class B	21,319	708,644
*	Gaia, Inc.	1,300	15,483
*	Gannett Co., Inc.	11,700	67,509
	Gray Television, Inc.	14,857	329,380
*	Hemisphere Media Group, Inc.	1,613	20,501
*	IAC/InterActiveCorp	1,453	199,482
*	IDT Corp., Class B	1,500	74,700
*	iHeartMedia, Inc., Class A	8,180	211,453
*	IMAX Corp.	8,607	138,917
	Interpublic Group of Cos., Inc. (The)	46,927	1,659,339

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Iridium Communications, Inc.	16,803	$709,591
	John Wiley & Sons, Inc., Class A	7,363	432,797
	John Wiley & Sons, Inc., Class B	312	18,302
*	Lee Enterprises, Inc.	1,183	34,189
*	Liberty Broadband Corp., Class A	1,324	227,291
*	Liberty Broadband Corp., Class C	8,720	1,547,713
*	Liberty Latin America, Ltd., Class A	9,637	131,545
*	Liberty Latin America, Ltd., Class C	28,102	388,651
#*	Liberty Media Corp.-Liberty Braves, Class A	363	9,634
*	Liberty Media Corp.-Liberty Braves, Class C	4,147	109,688
*	Liberty Media Corp.-Liberty Formula One, Class A	2,870	118,990
*	Liberty Media Corp.-Liberty Formula One, Class C	20,664	969,762
*	Liberty Media Corp.-Liberty SiriusXM, Class A	5,298	247,364
*	Liberty Media Corp.-Liberty SiriusXM, Class C	13,450	621,390
*	Liberty TripAdvisor Holdings, Inc., Class A	9,810	41,006
#*	Lions Gate Entertainment Corp., Class A	11,808	177,474
*	Lions Gate Entertainment Corp., Class B	16,116	215,310
#*	Live Nation Entertainment, Inc.	9,426	743,617
#	Loral Space & Communications, Inc.	2,140	75,735
#	Lumen Technologies, Inc.	138,346	1,725,175
*	Madison Square Garden Entertainment Corp.	2,700	188,892
#*	Magnite, Inc.	2,863	86,749
*	Marchex, Inc., Class B	3,200	8,128
#*	Marcus Corp. (The)	1,500	24,105
*	Match Group, Inc.	9,505	1,513,861
*	Meredith Corp.	1,681	73,359
	National CineMedia, Inc.	3,742	13,022
*	Netflix, Inc.	14,825	7,672,975
	New York Times Co. (The), Class A	12,471	545,980
	News Corp., Class A	25,782	635,011
	News Corp., Class B	13,214	310,661
	Nexstar Media Group, Inc., Class A	6,119	899,921
	Omnicom Group, Inc.	28,988	2,110,906
#*	Ooma, Inc.	2,349	43,574
*	ORBCOMM, Inc.	6,642	74,988
*	Pinterest, Inc., Class A	553	32,572
*	QuinStreet, Inc.	6,390	117,193
*	Reading International, Inc., Class A	4,944	26,005
*	Roku, Inc.	399	170,896
	Saga Communications, Inc., Class A	347	7,575
	Scholastic Corp.	5,612	188,619
#*	Sciplay Corp., Class A	1,500	24,135
	Shenandoah Telecommunications Co.	9,059	478,225
#	Sirius XM Holdings, Inc.	61,965	400,914
#*	Snap, Inc., Class A	4,096	304,824
	Spok Holdings, Inc.	2,587	21,317
*	Spotify Technology SA	100	22,867
*	Take-Two Interactive Software, Inc.	6,254	1,084,569
*	TechTarget, Inc.	3,207	234,368
	TEGNA, Inc.	34,128	604,748
	Telephone and Data Systems, Inc.	17,703	395,662
*	T-Mobile US, Inc.	26,056	3,752,585
*	Townsquare Media, Inc., Class A	1,300	15,977
*	Travelzoo	2,000	27,460
*	TripAdvisor, Inc.	13,571	515,019
*	TrueCar, Inc.	11,250	59,175
*	Twitter, Inc.	8,489	592,108
*	United States Cellular Corp.	6,305	229,250
	Verizon Communications, Inc.	215,212	12,004,525

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#	ViacomCBS, Inc., Class A	1,096	$48,805
	ViacomCBS, Inc., Class B	32,131	1,315,122
*	Vimeo, Inc.	2,358	105,638
*	Walt Disney Co. (The)	31,507	5,545,862
#	World Wrestling Entertainment, Inc., Class A	5,446	268,923
*	Yelp, Inc.	9,440	353,056
*	Zedge, Inc., Class B	300	4,608
*	Zillow Group, Inc., Class A	3,209	343,780
#*	Zillow Group, Inc., Class C	7,871	836,372
*	Zynga, Inc., Class A	85,388	862,419
TOTAL COMMUNICATION SERVICES			148,572,936
CONSUMER DISCRETIONARY — (14.2%)
*	1-800-Flowers.com, Inc., Class A	5,186	158,173
#*	2U, Inc.	6,367	276,328
	Aaron's Co., Inc. (The)	4,332	125,065
*	Abercrombie & Fitch Co., Class A	14,633	553,274
	Acushnet Holdings Corp.	10,245	524,851
*	Adient P.L.C.	11,868	499,999
*	Adtalem Global Education, Inc.	9,323	338,798
	Advance Auto Parts, Inc.	6,293	1,334,494
*	Amazon.com, Inc.	15,717	52,299,732
*	American Axle & Manufacturing Holdings, Inc.	13,899	134,681
#	American Eagle Outfitters, Inc.	32,450	1,118,552
*	American Outdoor Brands, Inc.	1,000	26,980
*	American Public Education, Inc.	2,802	82,995
*	America's Car-Mart, Inc.	1,100	174,900
*	Aptiv P.L.C.	11,450	1,910,432
	Aramark	21,930	770,401
*	Ark Restaurants Corp.	120	1,896
*	Asbury Automotive Group, Inc.	3,077	632,200
	Autoliv, Inc.	13,399	1,351,691
*	AutoNation, Inc.	13,704	1,662,706
*	AutoZone, Inc.	902	1,464,460
*	Barnes & Noble Education, Inc.	189	1,578
	Bassett Furniture Industries, Inc.	1,200	27,336
	Bath & Body Works, Inc.	5,861	469,290
*	BBQ Holdings, Inc.	1,022	14,400
*	Beazer Homes USA, Inc.	4,142	75,633
#*	Bed Bath & Beyond, Inc.	9,734	277,808
	Best Buy Co., Inc.	25,955	2,916,044
	Big Lots, Inc.	6,301	363,001
*	Biglari Holdings, Inc., Class B	227	37,330
#*	Bloomin' Brands, Inc.	11,019	276,907
*	Bluegreen Vacations Holding Corp.	1,907	33,010
*	Booking Holdings, Inc.	193	420,404
*	Boot Barn Holdings, Inc.	4,393	379,643
	BorgWarner, Inc.	32,625	1,597,973
*	Bowl America, Inc., Class A	1,028	9,324
*	Bright Horizons Family Solutions, Inc.	3,408	509,496
*	Brinker International, Inc.	3,652	198,450
	Brunswick Corp.	11,366	1,186,610
	Buckle, Inc. (The)	7,967	335,251
*	Build-A-Bear Workshop, Inc.	1,000	15,200
*	Burlington Stores, Inc.	855	286,254
	Caleres, Inc.	5,590	138,297
*	Callaway Golf Co.	12,039	381,396
#	Camping World Holdings, Inc., Class A	4,673	183,929
*	Capri Holdings, Ltd.	14,895	838,737

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	CarMax, Inc.	11,811	$1,582,083
#*	Carnival Corp.	34,324	743,115
#*	CarParts.com, Inc.	3,375	59,434
	Carriage Services, Inc.	2,352	87,447
*	Carrols Restaurant Group, Inc.	7,099	34,856
	Carter's, Inc.	6,367	622,311
#*	Carvana Co.	274	92,491
	Cato Corp. (The), Class A	3,700	61,050
*	Cavco Industries, Inc.	1,219	286,465
	Century Communities, Inc.	5,591	388,295
*	Charles & Colvard, Ltd.	4,976	13,186
*	Cheesecake Factory, Inc. (The)	5,226	236,529
#*	Chegg, Inc.	4,035	357,622
#*	Chewy, Inc., Class A	854	71,480
*	Chico's FAS, Inc.	23,800	147,084
*	Children's Place, Inc. (The)	1,315	110,894
*	Chipotle Mexican Grill, Inc.	628	1,170,240
	Choice Hotels International, Inc.	3,662	439,074
*	Citi Trends, Inc.	2,312	184,382
	Columbia Sportswear Co.	8,906	887,216
*	Conn's, Inc.	4,758	105,818
*	Container Store Group, Inc. (The)	4,590	48,287
»	Contra Zagg, Inc.	4,298	387
*	Cooper-Standard Holdings, Inc.	875	22,794
	Cracker Barrel Old Country Store, Inc.	3,493	475,677
*	Crocs, Inc.	8,413	1,142,570
	Crown Crafts, Inc.	1,422	10,423
	Culp, Inc.	1,771	26,512
	Dana, Inc.	22,857	552,225
	Darden Restaurants, Inc.	7,216	1,052,670
*	Dave & Buster's Entertainment, Inc.	2,827	94,083
*	Deckers Outdoor Corp.	4,029	1,655,315
	Del Taco Restaurants, Inc.	5,595	47,613
*	Delta Apparel, Inc.	600	19,200
*	Denny's Corp.	5,995	84,350
*	Designer Brands, Inc., Class A	4,792	69,819
#	Dick's Sporting Goods, Inc.	10,157	1,057,750
	Dillard's, Inc., Class A	2,850	522,320
*	Dixie Group, Inc. (The)	9,307	26,432
	Dollar General Corp.	11,746	2,732,589
*	Dollar Tree, Inc.	19,971	1,992,906
	Domino's Pizza, Inc.	1,500	788,235
*	Dorman Products, Inc.	5,212	527,194
	Dover Motorsports, Inc.	700	1,617
	DR Horton, Inc.	29,308	2,796,862
	eBay, Inc.	44,123	3,009,630
	Educational Development Corp.	1,868	19,707
*	El Pollo Loco Holdings, Inc.	4,262	79,316
#*	Envela Corp.	5,655	24,995
	Escalade, Inc.	1,450	32,915
#»	Escalante-Black Diamond Golf Club LLC	7,373	0
	Ethan Allen Interiors, Inc.	4,083	97,053
*	Etsy, Inc.	8,119	1,489,918
*	Expedia Group, Inc.	1,045	168,109
#*	Express, Inc.	7,466	35,016
*	Fiesta Restaurant Group, Inc.	3,560	47,668
*	Five Below, Inc.	3,439	668,610
	Flexsteel Industries, Inc.	1,153	39,779
*	Floor & Decor Holdings, Inc., Class A	12,035	1,468,390

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Foot Locker, Inc.	15,240	$869,594
*	Ford Motor Co.	125,192	1,746,428
*	Fossil Group, Inc.	7,394	93,312
*	Fox Factory Holding Corp.	5,152	832,254
#	Franchise Group, Inc.	1,525	51,789
*	frontdoor, Inc.	7,821	382,760
*	Funko, Inc., Class A	3,500	65,310
	Gap, Inc. (The)	31,993	933,236
	Garmin, Ltd.	9,066	1,425,175
*	General Motors Co.	69,457	3,947,936
*	Genesco, Inc.	3,112	178,784
	Gentex Corp.	34,681	1,180,194
*	Gentherm, Inc.	4,760	394,747
	Genuine Parts Co.	9,238	1,172,487
*	G-III Apparel Group, Ltd.	6,928	206,870
#*	Good Times Restaurants, Inc.	4,704	19,569
*	Goodyear Tire & Rubber Co. (The)	36,159	568,058
*	GoPro, Inc., Class A	8,423	86,252
	Graham Holdings Co., Class B	687	456,621
*	Grand Canyon Education, Inc.	5,299	489,469
*	Green Brick Partners, Inc.	5,861	146,935
	Group 1 Automotive, Inc.	2,918	506,973
	Guess?, Inc.	14,243	317,904
	H&R Block, Inc.	18,895	463,872
#	Hamilton Beach Brands Holding Co., Class A	1,000	18,690
#	Hanesbrands, Inc.	48,867	892,311
	Harley-Davidson, Inc.	24,436	968,154
	Hasbro, Inc.	12,817	1,274,522
	Haverty Furniture Cos., Inc.	4,379	157,600
#*	Helen of Troy, Ltd.	3,202	715,295
#	Hibbett, Inc.	2,831	250,996
*	Hilton Grand Vacations, Inc.	4,649	189,075
*	Hilton Worldwide Holdings, Inc.	10,164	1,336,058
	Home Depot, Inc. (The)	35,594	11,681,595
	Hooker Furniture Corp.	1,478	49,055
*	Houghton Mifflin Harcourt Co.	9,900	112,068
#*	Hyatt Hotels Corp., Class A	4,105	327,866
#*	iMedia Brands, Inc.	5,195	33,144
	Installed Building Products, Inc.	4,932	591,840
*	iRobot Corp.	3,767	329,613
	Jack in the Box, Inc.	2,513	273,565
	Jerash Holdings US, Inc.	1,557	11,273
	Johnson Outdoors, Inc., Class A	1,404	166,191
#*	Just Eat Takeaway.com NV, Sponsored ADR	13,743	242,014
	KB Home	15,380	652,727
#*	Kirkland's, Inc.	1,766	34,366
	Kohl's Corp.	21,863	1,110,640
#	Kontoor Brands, Inc.	4,264	236,140
*	Lakeland Industries, Inc.	1,000	26,960
*	Lands' End, Inc.	4,280	164,052
*	Laureate Education, Inc., Class A	13,798	204,348
	La-Z-Boy, Inc.	7,281	244,496
*	Lazydays Holdings, Inc.	1,319	27,528
	LCI Industries	3,843	560,386
	Lear Corp.	8,227	1,439,560
*	Legacy Housing Corp.	1,336	23,567
	Leggett & Platt, Inc.	18,744	900,274
	Lennar Corp., Class A	18,892	1,986,494
	Lennar Corp., Class B	1,637	141,355

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Levi Strauss & Co., Class A	2,638	$72,598
*	LGI Homes, Inc.	3,499	597,979
	Lifetime Brands, Inc.	1,597	24,067
*	Lincoln Educational Services Corp.	3,900	27,066
#*	Lindblad Expeditions Holdings, Inc.	2,546	34,855
*	Liquidity Services, Inc.	3,459	68,627
#	Lithia Motors, Inc., Class A	3,529	1,331,209
#*	Live Ventures, Inc.	401	25,784
*	LKQ Corp.	31,276	1,587,257
*	Lovesac Co. (The)	964	58,515
	Lowe's Cos., Inc.	28,452	5,482,416
*	Luby's, Inc.	1,850	7,511
*	Lululemon Athletica, Inc.	5,186	2,075,282
*	Lumber Liquidators Holdings, Inc.	3,367	64,242
*	M/I Homes, Inc.	3,235	209,337
*	Macy's, Inc.	39,729	675,393
*	Malibu Boats, Inc., Class A	3,128	261,688
	Marine Products Corp.	5,029	82,274
*	MarineMax, Inc.	3,867	208,006
*	Marriott International, Inc., Class A	16,233	2,369,693
*	Marriott Vacations Worldwide Corp.	4,685	690,428
*	MasterCraft Boat Holdings, Inc.	2,329	62,091
#*	Mattel, Inc.	37,461	813,653
	McDonald's Corp.	9,775	2,372,490
	MDC Holdings, Inc.	10,461	557,781
»	Media General, Inc.	13,638	769
*	Meritage Homes Corp.	5,126	556,581
*	Modine Manufacturing Co.	7,038	117,746
*	Mohawk Industries, Inc.	6,832	1,331,557
	Monro, Inc.	5,228	303,224
*	Motorcar Parts of America, Inc.	2,723	60,560
	Movado Group, Inc.	2,400	72,168
	Murphy USA, Inc.	4,942	728,994
	Nathan's Famous, Inc.	600	38,550
*	National Vision Holdings, Inc.	9,444	509,787
#*	Nautilus, Inc.	4,510	65,170
*	Nephros, Inc.	900	7,380
*	New Home Co., Inc. (The)	1,900	16,910
	NIKE, Inc., Class B	34,488	5,777,085
*	Noodles & Co.	2,751	32,847
#*	Norwegian Cruise Line Holdings, Ltd.	19,332	464,548
#*	Nova Lifestyle, Inc.	7,592	17,310
*	NVR, Inc.	372	1,942,807
*	ODP Corp. (The)	8,195	387,869
#*	Ollie's Bargain Outlet Holdings, Inc.	5,959	554,783
*	OneSpaWorld Holdings, Ltd.	1,038	10,255
*	O'Reilly Automotive, Inc.	3,845	2,321,765
	Oxford Industries, Inc.	2,746	238,710
	Papa John's International, Inc.	2,782	317,482
	Patrick Industries, Inc.	3,766	311,185
	Penske Automotive Group, Inc.	13,288	1,177,317
*	Perdoceo Education Corp.	8,848	104,937
#	PetMed Express, Inc.	3,666	115,076
*	Planet Fitness, Inc., Class A	7,423	558,432
*	Playa Hotels & Resorts NV	20,815	139,252
	Polaris, Inc.	7,671	1,005,438
	Pool Corp.	2,678	1,279,602
	PulteGroup, Inc.	36,046	1,977,844
*	Purple Innovation, Inc.	4,327	113,973

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	PVH Corp.	7,338	$767,702
*	Quotient Technology, Inc.	10,037	109,002
	Qurate Retail, Inc., Class A	45,923	544,647
	Ralph Lauren Corp.	3,683	418,094
*	Red Robin Gourmet Burgers, Inc.	900	23,607
#*	Regis Corp.	5,136	40,934
	Rent-A-Center, Inc.	8,566	490,147
*	Revolve Group, Inc.	3,450	240,155
#*	RH	2,156	1,431,756
	Rocky Brands, Inc.	402	21,869
	Ross Stores, Inc.	5,276	647,312
#*	Royal Caribbean Cruises, Ltd.	11,636	894,459
*	Sally Beauty Holdings, Inc.	8,848	167,404
*	SeaWorld Entertainment, Inc.	11,472	543,888
*	Select Interior Concepts, Inc., Class A	1,800	19,692
	Service Corp. International	23,706	1,481,388
*	Shake Shack, Inc., Class A	2,351	236,370
	Shoe Carnival, Inc.	4,460	150,302
	Shutterstock, Inc.	4,844	525,526
	Signet Jewelers, Ltd.	8,025	516,329
*	Skechers U.S.A., Inc., Class A	14,128	758,391
*	Skyline Champion Corp.	7,662	432,137
*	Sleep Number Corp.	2,862	283,939
#	Sonic Automotive, Inc., Class A	4,084	222,782
*	Sonos, Inc.	8,010	267,374
*	Sportsman's Warehouse Holdings, Inc.	2,963	52,356
*	Stamps.com, Inc.	2,929	957,080
	Standard Motor Products, Inc.	3,872	161,695
	Starbucks Corp.	15,505	1,882,772
	Steven Madden, Ltd.	10,477	459,207
#*	Stitch Fix, Inc., Class A	765	41,249
*	Stoneridge, Inc.	5,645	163,423
	Strategic Education, Inc.	2,887	228,910
*	Strattec Security Corp.	200	8,236
*	Stride, Inc.	7,870	241,294
	Superior Group of Cos, Inc.	1,686	39,469
*	Sypris Solutions, Inc.	4,022	12,669
*	Tapestry, Inc.	38,289	1,619,625
	Target Corp.	25,029	6,533,820
*	Taylor Morrison Home Corp.	21,330	572,071
	Tempur Sealy International, Inc.	23,044	997,114
*	Tenneco, Inc., Class A	1,172	20,405
*	Terminix Global Holdings, Inc.	14,400	756,000
*	Tesla, Inc.	5,130	3,525,336
	Texas Roadhouse, Inc.	6,726	619,935
#	Thor Industries, Inc.	7,247	857,755
	Tilly's, Inc., Class A	1,998	29,630
	TJX Cos., Inc. (The)	17,230	1,185,596
	Toll Brothers, Inc.	14,952	886,205
*	TopBuild Corp.	5,884	1,192,628
	Tractor Supply Co.	8,913	1,612,629
	Travel & Leisure Co.	8,926	462,367
*	TravelCenters of America, Inc.	1,298	37,538
*	Tri Pointe Homes, Inc.	20,623	497,427
#*	Tupperware Brands Corp.	4,021	83,999
*	Ulta Beauty, Inc.	5,831	1,958,050
*	Under Armour, Inc., Class A	13,738	280,942
*	Under Armour, Inc., Class C	16,084	281,792
*	Unifi, Inc.	2,302	54,304

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Universal Electronics, Inc.	2,569	$120,075
*	Universal Technical Institute, Inc.	1,356	8,244
*	Urban Outfitters, Inc.	15,915	591,720
*	Vail Resorts, Inc.	2,394	730,649
#*	Veoneer, Inc.	9,833	307,970
*	Vera Bradley, Inc.	4,815	53,013
	VF Corp.	16,048	1,287,050
#*	Vinco Ventures, Inc.	16,741	57,422
*	Visteon Corp.	3,676	419,248
*	VOXX International Corp.	2,097	23,948
#*	Wayfair, Inc., Class A	2,283	551,025
	Wendy's Co. (The)	29,829	692,331
	Weyco Group, Inc.	1,047	23,359
	Whirlpool Corp.	8,385	1,857,613
	Williams-Sonoma, Inc.	10,952	1,661,418
	Wingstop, Inc.	3,132	536,543
	Winmark Corp.	400	84,328
	Winnebago Industries, Inc.	5,225	375,521
	Wolverine World Wide, Inc.	11,074	371,422
*	WW International, Inc.	6,624	203,622
	Wyndham Hotels & Resorts, Inc.	5,094	367,074
*	YETI Holdings, Inc.	7,494	721,897
	Yum! Brands, Inc.	5,524	725,798
*	Zumiez, Inc.	4,107	179,271
TOTAL CONSUMER DISCRETIONARY			244,853,714
CONSUMER STAPLES — (5.2%)
	Andersons, Inc. (The)	5,770	154,059
	Archer-Daniels-Midland Co.	28,219	1,685,239
#	B&G Foods, Inc.	10,036	288,234
#*	Beyond Meat, Inc.	376	46,135
#*	Bioceres Crop Solutions Corp.	1,800	25,164
*	BJ's Wholesale Club Holdings, Inc.	13,934	705,618
	Bunge, Ltd.	19,243	1,493,834
	Calavo Growers, Inc.	2,253	126,934
	Cal-Maine Foods, Inc.	5,619	196,047
#	Campbell Soup Co.	27,872	1,218,564
	Casey's General Stores, Inc.	5,772	1,141,182
#*	Celsius Holdings, Inc.	928	63,689
#*	Central Garden & Pet Co.	1,889	91,220
*	Central Garden & Pet Co., Class A	8,180	354,276
*	Chefs' Warehouse, Inc. (The)	5,711	165,162
	Clorox Co. (The)	7,826	1,415,645
	Coca-Cola Co. (The)	152,681	8,707,397
	Coca-Cola Consolidated, Inc.	1,254	500,534
*	Coffee Holding Co., Inc.	2,117	12,575
	Colgate-Palmolive Co.	20,323	1,615,678
	Conagra Brands, Inc.	35,332	1,183,269
	Costco Wholesale Corp.	17,714	7,612,060
*	Coty, Inc., Class A	78,283	683,411
*	Cyanotech Corp.	5,506	16,848
*	Darling Ingredients, Inc.	28,208	1,948,326
	Edgewell Personal Care Co.	8,356	343,264
*	elf Beauty, Inc.	7,804	215,468
	Energizer Holdings, Inc.	9,535	408,575
	Estee Lauder Cos., Inc. (The), Class A	5,712	1,906,837
*	Farmer Bros Co.	792	7,674
	Flowers Foods, Inc.	27,489	647,641
	Fresh Del Monte Produce, Inc.	8,311	256,477

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Freshpet, Inc.	834	$122,139
	General Mills, Inc.	36,398	2,142,386
#*	Grocery Outlet Holding Corp.	7,157	237,040
#*	Hain Celestial Group, Inc. (The)	14,456	576,939
*	Herbalife Nutrition, Ltd.	9,000	458,460
#	Hormel Foods Corp.	23,828	1,105,143
*	Hostess Brands, Inc.	20,902	336,313
#	Ingles Markets, Inc., Class A	3,705	221,411
	Ingredion, Inc.	9,049	794,593
	Inter Parfums, Inc.	3,504	269,352
	J&J Snack Foods Corp.	2,179	358,184
	JM Smucker Co. (The)	8,271	1,084,411
	John B. Sanfilippo & Son, Inc.	1,772	163,662
	Kellogg Co.	32,416	2,053,878
	Keurig Dr Pepper, Inc.	14,353	505,369
	Kimberly-Clark Corp.	10,198	1,384,073
	Kraft Heinz Co. (The)	20,478	787,789
	Kroger Co. (The)	82,614	3,362,390
	Lamb Weston Holdings, Inc.	13,129	876,623
	Lancaster Colony Corp.	3,757	743,398
*	Landec Corp.	3,686	40,325
*	Lifevantage Corp.	1,400	11,368
#*	Lifeway Foods, Inc.	2,012	12,716
	Limoneira Co.	2,048	36,680
	McCormick & Co., Inc.	15,890	1,337,461
	McCormick & Co., Inc.	180	15,150
	Medifast, Inc.	1,250	356,887
*	Monster Beverage Corp.	15,978	1,507,045
#	National Beverage Corp.	9,265	420,446
*	Natural Alternatives International, Inc.	920	16,210
	Natural Grocers by Vitamin Cottage, Inc.	3,961	44,284
	Nature's Sunshine Products, Inc.	1,300	22,867
	Nu Skin Enterprises, Inc., Class A	9,660	518,645
	Ocean Bio-Chem, Inc.	1,697	19,974
	Oil-Dri Corp. of America	877	31,195
	PepsiCo, Inc.	62,829	9,861,011
*	Pilgrim's Pride Corp.	17,841	395,178
*	Planet Green Holdings Corp.	1,720	2,322
*	Post Holdings, Inc.	9,947	1,017,976
	PriceSmart, Inc.	4,237	380,228
#*	Rite Aid Corp.	4,853	73,766
*	S&W Seed Co.	2,800	9,296
	Sanderson Farms, Inc.	2,916	544,825
	Seaboard Corp.	91	374,010
*	Seneca Foods Corp., Class A	1,000	54,740
*	Seneca Foods Corp., Class B	301	16,401
*	Simply Good Foods Co. (The)	12,209	457,593
	SpartanNash Co.	6,615	128,662
	Spectrum Brands Holdings, Inc.	8,176	714,174
#*	Sprouts Farmers Market, Inc.	18,120	445,390
*	Summer Infant, Inc.	1,391	15,579
	Sysco Corp.	24,698	1,832,592
#	Tootsie Roll Industries, Inc.	3,519	121,018
*	TreeHouse Foods, Inc.	9,409	417,760
	Tyson Foods, Inc., Class A	24,973	1,784,571
*	United Natural Foods, Inc.	9,090	301,061
	United-Guardian, Inc.	3,800	58,254
*	US Foods Holding Corp.	25,461	874,331
*	USANA Health Sciences, Inc.	3,684	350,975

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Village Super Market, Inc., Class A	1,203	$27,128
	Walgreens Boots Alliance, Inc.	37,780	1,781,327
	Walmart, Inc.	73,299	10,448,772
#	WD-40 Co.	1,271	308,840
	Weis Markets, Inc.	4,404	231,871
TOTAL CONSUMER STAPLES			90,241,493
ENERGY — (1.3%)
	Adams Resources & Energy, Inc.	517	13,814
#*	Alto Ingredients, Inc.	3,368	17,850
#	Altus Midstream Co., Class A	330	21,071
#	Antero Midstream Corp.	56,106	533,007
	APA Corp.	7,935	148,781
	Archrock, Inc.	23,037	198,349
*	Ardmore Shipping Corp.	4,312	15,653
*	Aspen Aerogels, Inc.	2,657	100,036
	Baker Hughes Co.	32,031	680,338
*	Bristow Group, Inc.	989	25,694
	Cactus, Inc., Class A	5,464	196,923
#*	Centrus Energy Corp., Class A	420	9,740
*	ChampionX Corp.	22,623	525,759
*	Cheniere Energy, Inc.	13,883	1,179,083
*	Clean Energy Fuels Corp.	31,215	234,425
	Core Laboratories NV	6,281	209,534
	CVR Energy, Inc.	12,089	165,136
*	Dawson Geophysical Co.	22,920	62,113
	Delek US Holdings, Inc.	13,903	241,634
	DHT Holdings, Inc.	30,018	174,104
*	DMC Global, Inc.	2,624	114,852
*	Dorian LPG, Ltd.	4,492	54,353
*	Dril-Quip, Inc.	4,462	127,524
*	Earthstone Energy, Inc., Class A	3,814	37,492
	EnLink Midstream LLC	28,236	157,275
*	Epsilon Energy, Ltd.	14,303	72,516
	Equitrans Midstream Corp.	67,212	552,483
	Evolution Petroleum Corp.	4,751	20,049
*	Exterran Corp.	731	3,202
#*	Frank's International NV	7,143	19,643
*	Geospace Technologies Corp.	900	7,857
#*	Goodrich Petroleum Corp.	3,153	50,511
*	Green Plains, Inc.	6,080	214,989
*	Gulf Island Fabrication, Inc.	11,379	51,888
	Halliburton Co.	58,495	1,209,677
*	Helix Energy Solutions Group, Inc.	21,367	88,673
	Helmerich & Payne, Inc.	12,050	345,473
	HollyFrontier Corp.	22,941	674,465
	International Seaways, Inc.	5,977	98,322
	Kinder Morgan, Inc.	63,317	1,100,449
*	Liberty Oilfield Services, Inc., Class A	20,593	209,843
	Marathon Petroleum Corp.	33,181	1,832,255
*	Mexco Energy Corp.	1,500	13,260
*	Nabors Industries, Ltd.	84	7,351
*	Natural Gas Services Group, Inc.	1,608	16,080
#*	NCS Multistage Holdings, Inc.	500	14,000
#	New Fortress Energy, Inc.	1,935	58,650
*	Newpark Resources, Inc.	5,878	18,986
*	NexTier Oilfield Solutions, Inc.	29,571	112,961
#*	Nine Energy Service, Inc.	6,761	17,781
	Nordic American Tankers, Ltd.	19,032	49,674

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	NOV, Inc.	46,504	$642,220
*	Oceaneering International, Inc.	5,944	78,817
*	Oil States International, Inc.	9,683	54,806
	ONEOK, Inc.	26,476	1,375,958
*	Overseas Shipholding Group, Inc., Class A	7,143	19,000
*	Par Pacific Holdings, Inc.	8,758	143,456
	Patterson-UTI Energy, Inc.	26,500	212,530
*	PBF Energy, Inc., Class A	9,372	85,941
	Phillips 66	20,069	1,473,667
	PHX Minerals, Inc.	8,160	24,643
*	ProPetro Holding Corp.	12,649	95,500
*	Renewable Energy Group, Inc.	4,824	295,470
*	REX American Resources Corp.	885	72,570
*	RPC, Inc.	20,700	86,940
*	SandRidge Energy, Inc.	11,030	65,959
	Schlumberger, N.V.	67,231	1,938,270
*	Select Energy Services, Inc., Class A	10,598	63,058
*	SilverBow Resources, Inc.	1,600	31,712
	Solaris Oilfield Infrastructure, Inc., Class A	2,781	24,195
	Targa Resources Corp.	30,556	1,286,713
*	Technip Energies NV, ADR	4,397	59,579
*	TechnipFMC P.L.C.	41,899	302,511
*	Teekay Tankers, Ltd., Class A	3,398	42,985
*	TETRA Technologies, Inc.	2,232	6,897
*	Tidewater, Inc.	3,503	39,654
#*	TOP Ships, Inc.	11,220	15,035
#*	Transocean, Ltd.	17,734	64,020
#*	Uranium Energy Corp.	25,462	55,253
*	US Silica Holdings, Inc.	10,515	106,201
	Valero Energy Corp.	16,026	1,073,261
*	Whiting Petroleum Corp.	3,010	141,169
	World Fuel Services Corp.	10,491	361,520
TOTAL ENERGY			22,445,088
FINANCIALS — (15.5%)
	1st Constitution Bancorp	749	16,171
	1st Source Corp.	4,346	199,003
	ACNB Corp.	304	8,479
	Affiliated Managers Group, Inc.	5,960	944,302
	Aflac, Inc.	32,940	1,811,700
	Alerus Financial Corp.	869	24,289
*	Alleghany Corp.	905	600,105
	Allegiance Bancshares, Inc.	2,498	91,102
	Allstate Corp. (The)	24,789	3,223,809
	Ally Financial, Inc.	34,337	1,763,548
	Altabancorp	1,700	68,663
	A-Mark Precious Metals, Inc.	1,195	60,873
*	Ambac Financial Group, Inc.	5,554	80,644
*	Amerant Bancorp, Inc.	767	16,989
#*	Amerant Bancorp, Inc., Class B	1,200	22,380
	American Equity Investment Life Holding Co.	14,447	463,604
	American Express Co.	34,168	5,826,669
	American Financial Group, Inc.	9,291	1,175,219
	American International Group, Inc.	26,149	1,238,155
	American National Bankshares, Inc.	1,300	41,067
	American National Group, Inc.	3,670	605,477
	American River Bankshares	708	13,905
	Ameriprise Financial, Inc.	6,834	1,760,165
	Ameris Bancorp	11,395	553,911

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	AMERISAFE, Inc.	2,385	$136,422
	AmeriServ Financial, Inc.	300	1,137
	Ames National Corp.	500	11,795
	Aon P.L.C., Class A	13,054	3,394,432
#	Apollo Global Management, Inc.	831	48,913
*	Arch Capital Group, Ltd.	25,790	1,005,810
	Ares Management Corp., Class A	4,188	299,903
	Argo Group International Holdings, Ltd.	5,421	282,597
	Arrow Financial Corp.	2,364	85,222
	Arthur J Gallagher & Co.	9,965	1,388,224
	Artisan Partners Asset Management, Inc., Class A	8,057	387,461
*	Assetmark Financial Holdings, Inc.	2,080	54,288
	Associated Banc-Corp	24,485	484,803
	Assurant, Inc.	6,257	987,417
	Assured Guaranty, Ltd.	13,634	651,842
*	Athene Holding, Ltd., Class A	20,826	1,345,776
*	Atlantic Capital Bancshares, Inc.	4,182	100,368
	Atlantic Union Bankshares Corp.	12,908	457,847
*	Atlanticus Holdings Corp.	700	30,436
	Axis Capital Holdings, Ltd.	9,837	500,408
*	Axos Financial, Inc.	10,344	494,960
	Banc of California, Inc.	9,859	168,786
	BancFirst Corp.	5,329	295,653
*	Bancorp, Inc. (The)	11,054	258,332
	BancorpSouth Bank	18,125	467,625
	Bank of America Corp.	191,203	7,334,547
	Bank of Commerce Holdings	300	4,041
	Bank of Hawaii Corp.	6,432	538,423
	Bank of Marin Bancorp	2,280	79,116
	Bank of New York Mellon Corp. (The)	42,581	2,185,683
	Bank of NT Butterfield & Son, Ltd. (The)	9,367	310,422
	Bank of Princeton (The)	613	18,077
	Bank of South Carolina Corp.	502	10,557
	Bank OZK	21,060	857,353
	Bank7 Corp.	1,736	33,296
	BankFinancial Corp.	2,924	33,392
	BankUnited, Inc.	15,112	598,133
	Bankwell Financial Group, Inc.	700	20,174
	Banner Corp.	5,895	312,671
	Bar Harbor Bankshares	1,390	39,810
*	Baycom Corp.	742	13,579
	BCB Bancorp, Inc.	1,443	21,703
	Berkshire Hills Bancorp, Inc.	7,151	193,363
	BGC Partners, Inc., Class A	41,530	222,185
	BlackRock, Inc.	3,849	3,337,737
	Blackstone Group, Inc. (The)	9,750	1,123,882
*	Blucora, Inc.	5,883	99,187
	BOK Financial Corp.	7,615	639,736
*	Bridgewater Bancshares, Inc.	3,552	57,613
*	Brighthouse Financial, Inc.	14,263	614,165
	BrightSphere Investment Group, Inc.	12,156	303,778
	Brookline Bancorp, Inc.	14,704	211,296
	Brown & Brown, Inc.	18,523	1,007,651
	Bryn Mawr Bank Corp.	3,259	127,525
#	Business First Bancshares, Inc.	974	22,704
	Byline Bancorp, Inc.	5,176	127,381
	C&F Financial Corp.	500	26,130
	Cadence BanCorp	11,545	219,355
	Cambridge Bancorp	638	54,600

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Camden National Corp.	3,149	$140,981
*	Cannae Holdings, Inc.	14,199	472,117
	Capital Bancorp, Inc.	758	17,222
	Capital City Bank Group, Inc.	2,300	55,982
	Capital One Financial Corp.	13,202	2,134,763
	Capitol Federal Financial, Inc.	25,612	284,037
	Capstar Financial Holdings, Inc.	1,712	36,294
	Cathay General Bancorp	13,592	514,729
	CBM Bancorp, Inc.	737	11,055
	Cboe Global Markets, Inc.	11,239	1,331,484
	CBTX, Inc.	4,682	123,137
	Central Pacific Financial Corp.	4,075	104,320
	Central Valley Community Bancorp	1,231	27,562
	Century Bancorp, Inc., Class A	292	33,399
#	CF Bankshares, Inc.	840	15,708
	Charles Schwab Corp. (The)	27,484	1,867,538
	Chemung Financial Corp.	400	18,360
	Chubb, Ltd.	11,140	1,879,764
	Cincinnati Financial Corp.	9,818	1,157,346
	CIT Group, Inc.	10,425	502,902
	Citigroup, Inc.	67,420	4,558,940
	Citizens & Northern Corp.	1,891	46,708
	Citizens Community Bancorp, Inc.	816	11,302
	Citizens Financial Group, Inc.	25,021	1,054,885
	Citizens Holding Co.	160	2,816
#*	Citizens, Inc.	3,580	19,189
	City Holding Co.	2,529	191,344
	Civista Bancshares, Inc.	1,487	34,037
	CME Group, Inc.	6,500	1,378,845
	CNA Financial Corp.	4,382	192,852
	CNB Financial Corp.	2,238	51,608
	CNO Financial Group, Inc.	13,279	303,292
*	Coastal Financial Corp.	600	17,532
	Codorus Valley Bancorp, Inc.	633	13,818
#*	Cohen & Co., Inc.	400	7,600
	Cohen & Steers, Inc.	6,215	517,150
	Colony Bankcorp, Inc.	838	15,000
	Columbia Banking System, Inc.	13,199	461,173
*	Columbia Financial, Inc.	16,862	304,190
	Comerica, Inc.	12,656	868,961
	Commerce Bancshares, Inc.	12,789	904,566
	Community Bank System, Inc.	8,296	594,325
	Community Bankers Trust Corp.	100	1,060
	Community Financial Corp. (The)	300	10,968
	Community Trust Bancorp, Inc.	2,916	115,940
	Community West Bancshares	700	9,156
	ConnectOne Bancorp, Inc.	5,084	133,709
#*	Consumer Portfolio Services, Inc.	4,008	19,920
	Cowen, Inc., Class A	4,405	176,112
	Crawford & Co., Class A	2,549	26,943
	Crawford & Co., Class B	3,450	35,707
#*	Credit Acceptance Corp.	2,294	1,112,062
*	CrossFirst Bankshares, Inc.	901	12,443
#	Cullen/Frost Bankers, Inc.	7,024	753,816
	Curo Group Holdings Corp.	8,089	127,564
*	Customers Bancorp, Inc.	5,789	209,678
	CVB Financial Corp.	23,736	452,408
	Diamond Hill Investment Group, Inc.	832	143,312
	Dime Community Bancshares, Inc.	8,479	279,977

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Discover Financial Services	21,205	$2,636,206
	Donegal Group, Inc., Class A	3,167	48,993
*	Donnelley Financial Solutions, Inc.	7,548	243,121
	Eagle Bancorp Montana, Inc.	758	16,828
	Eagle Bancorp, Inc.	5,217	287,092
	East West Bancorp, Inc.	16,796	1,195,035
*	eHealth, Inc.	2,510	130,545
#*	Elevate Credit, Inc.	5,045	18,263
#	Elmira Savings Bank	785	11,304
	Employers Holdings, Inc.	6,414	266,309
#*	Encore Capital Group, Inc.	4,540	214,924
*	Enova International, Inc.	6,877	227,560
*	Enstar Group, Ltd.	2,076	533,574
	Enterprise Bancorp, Inc.	1,259	41,169
	Enterprise Financial Services Corp.	4,245	189,200
	Equitable Holdings, Inc.	28,173	869,701
*	Equity Bancshares, Inc., Class A	2,425	71,440
#	Erie Indemnity Co., Class A	3,370	623,079
*	Esquire Financial Holdings, Inc.	449	10,834
	ESSA Bancorp, Inc.	1,600	26,128
	Essent Group, Ltd.	13,267	599,270
	Evans Bancorp, Inc.	622	24,302
	Evercore, Inc., Class A	6,474	855,863
	Everest Re Group, Ltd.	2,971	751,158
*	EZCORP, Inc., Class A	8,301	47,482
	FactSet Research Systems, Inc.	3,595	1,284,422
	Farmers & Merchants Bancorp, Inc.	978	21,477
	Farmers National Banc Corp.	4,026	61,799
	FB Financial Corp.	7,432	281,004
	Federal Agricultural Mortgage Corp., Class C	1,582	154,245
	Federated Hermes, Inc.	15,549	504,410
#*	FG Financial Group, Inc.	1,723	12,061
	Fidelity National Financial, Inc.	34,155	1,523,655
	Fifth Third Bancorp	36,715	1,332,387
	Financial Institutions, Inc.	2,921	85,994
	First American Financial Corp.	15,228	1,024,997
	First BanCorp	38,738	469,892
	First BanCorp	4,770	190,800
	First Bancorp, Inc. (The)	1,481	43,038
	First Bancshares, Inc. (The)	1,821	70,236
	First Bank	916	12,206
	First Busey Corp.	8,680	204,848
	First Business Financial Services, Inc.	989	27,277
#	First Citizens BancShares, Inc., Class A	1,252	979,803
	First Commonwealth Financial Corp.	19,240	253,391
	First Community Bancshares, Inc.	3,590	104,828
	First Community Corp.	2,429	49,673
	First Financial Bancorp	16,417	369,382
	First Financial Bankshares, Inc.	14,432	704,859
	First Financial Corp.	2,421	96,961
	First Financial Northwest, Inc.	1,800	28,980
	First Foundation, Inc.	5,470	128,928
#	First Guaranty Bancshares, Inc.	1,436	27,327
	First Hawaiian, Inc.	21,301	586,417
	First Horizon Corp.	65,753	1,015,884
	First Internet Bancorp	1,237	37,456
	First Interstate BancSystem, Inc., Class A	7,386	309,621
	First Merchants Corp.	9,852	401,272
	First Mid Bancshares, Inc.	2,167	88,175

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Midwest Bancorp, Inc.	18,327	$328,786
#	First National Corp.	673	14,301
	First Northwest Bancorp	1,283	24,120
	First of Long Island Corp. (The)	3,590	77,364
	First Republic Bank	9,744	1,900,275
	First Savings Financial Group, Inc.	172	12,656
	First United Corp.	1,505	26,052
	First US Bancshares, Inc.	1,038	12,197
*	First Western Financial, Inc.	1,204	31,208
	FirstCash, Inc.	5,521	437,263
	Flagstar Bancorp, Inc.	9,515	435,406
	Flushing Financial Corp.	5,263	116,049
	FNB Corp.	45,402	520,307
	FNCB Bancorp, Inc.	1,605	11,797
#	Franklin Financial Services Corp.	385	12,998
	Franklin Resources, Inc.	25,298	747,556
	FS Bancorp, Inc.	850	29,563
	Fulton Financial Corp.	29,630	453,932
#*	FVCBankcorp, Inc.	872	16,568
#	GAMCO Investors, Inc., Class A	1,254	33,783
*	Genworth Financial, Inc., Class A	52,978	176,947
#	German American Bancorp, Inc.	5,088	191,818
	Glacier Bancorp, Inc.	11,945	615,884
	Glen Burnie Bancorp	200	2,532
	Global Indemnity Group LLC, Class A	1,700	43,707
	Globe Life, Inc.	8,850	824,023
	Goldman Sachs Group, Inc. (The)	14,467	5,423,389
	Great Southern Bancorp, Inc.	2,505	130,335
	Great Western Bancorp, Inc.	7,931	244,275
*	Green Dot Corp., Class A	8,879	409,056
#	Greene County Bancorp, Inc.	600	18,558
	Greenhill & Co., Inc.	1,427	22,861
*	Greenlight Capital Re, Ltd., Class A	4,395	38,676
	Guaranty Bancshares, Inc.	1,320	44,154
	Guaranty Federal Bancshares, Inc.	600	14,502
*	Hallmark Financial Services, Inc.	4,846	23,115
	Hamilton Lane, Inc., Class A	3,546	329,778
	Hancock Whitney Corp.	13,378	584,752
	Hanmi Financial Corp.	4,414	80,467
	Hanover Insurance Group, Inc. (The)	4,760	646,884
	HarborOne Bancorp, Inc.	7,463	101,571
	Hartford Financial Services Group, Inc. (The)	36,395	2,315,450
	Hawthorn Bancshares, Inc.	864	19,725
	HBT Financial, Inc.	1,046	17,092
#	HCI Group, Inc.	1,645	165,290
	Heartland Financial USA, Inc.	5,901	269,204
#	Hennessy Advisors, Inc.	1,107	10,295
	Heritage Commerce Corp.	8,432	91,403
	Heritage Financial Corp.	6,566	158,832
*	Heritage Global, Inc.	7,005	14,080
	Heritage Insurance Holdings, Inc.	3,409	25,022
	Hilltop Holdings, Inc.	12,037	381,332
	Hingham Institution For Savings (The)	155	46,345
*	HMN Financial, Inc.	237	5,264
	Home Bancorp, Inc.	1,154	40,528
	Home BancShares, Inc.	25,808	546,613
	Home Federal Bancorp Inc of Louisiana	261	4,977
	HomeStreet, Inc.	4,364	164,566
	HomeTrust Bancshares, Inc.	3,038	79,991

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Hope Bancorp, Inc.	21,458	$284,318
	Horace Mann Educators Corp.	6,832	271,982
	Horizon Bancorp, Inc.	6,336	105,875
	Houlihan Lokey, Inc.	5,386	479,893
*	Howard Bancorp, Inc.	1,896	37,351
	Huntington Bancshares, Inc.	157,742	2,221,007
	Independence Holding Co.	2,048	91,628
	Independent Bank Corp.	5,437	384,287
	Independent Bank Corp.	4,359	91,670
	Independent Bank Group, Inc.	7,108	495,428
	Interactive Brokers Group, Inc., Class A	4,076	252,141
	Intercontinental Exchange, Inc.	17,613	2,110,566
	International Bancshares Corp.	10,585	413,662
	Invesco, Ltd.	41,052	1,000,848
	Investar Holding Corp.	501	10,997
	Investors Bancorp, Inc.	44,334	612,696
	Investors Title Co.	166	27,644
	James River Group Holdings, Ltd.	5,019	182,591
	Janus Henderson Group P.L.C.	25,552	1,069,096
	Jefferies Financial Group, Inc.	28,669	951,524
	JPMorgan Chase & Co.	111,255	16,886,284
	Kearny Financial Corp.	16,555	199,157
	Kemper Corp.	8,745	577,257
	Kentucky First Federal Bancorp	27	193
	KeyCorp	49,935	981,722
	Kingstone Cos., Inc.	707	5,359
	Kinsale Capital Group, Inc.	1,356	242,243
	KKR & Co., Inc.	19,853	1,265,827
	Lake Shore Bancorp, Inc.	170	2,567
	Lakeland Bancorp, Inc.	6,960	113,935
	Lakeland Financial Corp.	3,857	257,918
	Landmark Bancorp, Inc.	600	16,566
	Lazard, Ltd., Class A	16,157	762,610
	LCNB Corp.	700	11,788
*	LendingClub Corp.	9,737	237,583
*	LendingTree, Inc.	569	111,080
	Level One Bancorp, Inc.	664	18,121
	Lincoln National Corp.	12,589	775,734
	Live Oak Bancshares, Inc.	5,676	341,638
	Loews Corp.	15,918	853,682
	LPL Financial Holdings, Inc.	12,001	1,692,621
	Luther Burbank Corp.	5,459	70,749
	M&T Bank Corp.	10,597	1,418,408
	Macatawa Bank Corp.	4,300	35,776
	Mackinac Financial Corp.	1,325	26,858
*	Maiden Holdings, Ltd.	26,100	88,218
*	MainStreet Bancshares, Inc.	550	13,255
	Manning & Napier, Inc.	1,400	12,894
*	Markel Corp.	822	991,472
	MarketAxess Holdings, Inc.	1,519	721,783
	Marlin Business Services Corp.	1,280	28,877
	Marsh & McLennan Cos., Inc.	21,418	3,153,158
*	MBIA, Inc.	17,849	232,929
	Mercantile Bank Corp.	2,926	91,437
	Merchants Bancorp	2,662	97,536
	Mercury General Corp.	9,344	568,396
	Meridian Bancorp, Inc.	8,479	162,034
	Meridian Corp.	1,100	29,700
	Meta Financial Group, Inc.	5,963	296,361

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	MetLife, Inc.	20,207	$1,165,944
*	Metropolitan Bank Holding Corp.	506	35,941
	MGIC Investment Corp.	38,679	535,317
#	Mid Penn Bancorp, Inc.	405	10,550
	Middlefield Banc Corp.	507	12,193
	Midland States Bancorp, Inc.	3,717	91,475
	MidWestOne Financial Group, Inc.	1,517	44,190
	Moelis & Co., Class A	7,600	450,300
	Moody's Corp.	6,232	2,343,232
	Morgan Stanley	58,692	5,633,258
	Morningstar, Inc.	5,164	1,304,581
*	Mr Cooper Group, Inc.	14,074	523,271
	MSCI, Inc., Class A	1,659	988,698
	MVB Financial Corp.	1,500	62,175
	Nasdaq, Inc.	8,708	1,626,045
	National Bank Holdings Corp., Class A	5,328	188,931
	National Bankshares, Inc.	518	18,726
	National Western Life Group, Inc., Class A	548	113,924
	Navient Corp.	33,274	679,788
	NBT Bancorp, Inc.	7,509	261,689
	Nelnet, Inc., Class A	4,287	322,811
	New York Community Bancorp, Inc.	57,942	682,557
»	NewStar Financial, Inc.	6,871	698
*	NI Holdings, Inc.	1,752	34,637
*	Nicholas Financial, Inc.	801	8,731
*	Nicolet Bankshares, Inc.	1,249	90,415
*	NMI Holdings, Inc., Class A	9,763	214,981
	Northeast Bank	772	24,635
	Northern Trust Corp.	17,782	2,006,699
	Northfield Bancorp, Inc.	8,607	141,585
	Northrim BanCorp, Inc.	900	36,738
	Northwest Bancshares, Inc.	21,371	284,448
#	Oak Valley Bancorp	1,680	29,366
	OceanFirst Financial Corp.	8,731	170,254
*	Ocwen Financial Corp.	1,900	49,685
	OFG Bancorp	9,654	223,007
	Old National Bancorp	24,597	395,766
	Old Republic International Corp.	37,800	932,148
	Old Second Bancorp, Inc.	4,090	47,362
	OneMain Holdings, Inc.	18,532	1,130,452
	OP Bancorp	1,874	20,295
#*	Oportun Financial Corp.	649	13,681
	Oppenheimer Holdings, Inc., Class A	3,256	146,357
*	OptimumBank Holdings, Inc.	2,800	19,348
	Origin Bancorp, Inc.	3,105	126,311
	Orrstown Financial Services, Inc.	909	20,952
*	Pacific Mercantile Bancorp	2,550	21,343
	Pacific Premier Bancorp, Inc.	15,229	578,397
	PacWest Bancorp	18,456	734,918
*	Palomar Holdings, Inc.	2,104	171,329
#	Park National Corp.	2,477	282,155
	Parke Bancorp, Inc.	1,446	28,862
	PCB Bancorp	783	14,830
	PCSB Financial Corp.	2,196	39,616
	Peapack-Gladstone Financial Corp.	2,762	88,964
	Penns Woods Bancorp, Inc.	1,243	29,223
	Peoples Bancorp of North Carolina, Inc.	800	21,960
	Peoples Bancorp, Inc.	2,534	74,728
	Peoples Financial Services Corp.	400	17,160

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	People's United Financial, Inc.	40,298	$632,679
	Pinnacle Financial Partners, Inc.	11,455	1,026,483
	Piper Sandler Cos.	2,600	318,994
	PJT Partners, Inc., Class A	2,345	183,309
#	Plumas Bancorp	618	19,300
	PNC Financial Services Group, Inc. (The)	10,809	1,971,670
#*	Ponce de Leon Federal Bank	1,100	14,421
	Popular, Inc.	12,473	907,535
*	PRA Group, Inc.	7,470	289,761
	Preferred Bank	2,495	147,155
	Premier Financial Bancorp, Inc.	1,898	32,304
	Premier Financial Corp.	6,036	161,644
	Primerica, Inc.	6,504	951,015
	Primis Financial Corp.	3,254	50,600
	Principal Financial Group, Inc.	22,207	1,379,721
	ProAssurance Corp.	7,670	155,548
	PROG Holdings, Inc.	8,664	379,223
	Progressive Corp. (The)	27,346	2,602,245
	Prosperity Bancshares, Inc.	10,646	725,951
	Provident Bancorp, Inc.	1,022	16,127
	Provident Financial Holdings, Inc.	1,300	21,918
	Provident Financial Services, Inc.	12,942	279,547
	Prudential Bancorp, Inc.	845	11,915
	Prudential Financial, Inc.	12,163	1,219,706
	Pzena Investment Management, Inc., Class A	1,300	14,885
	QCR Holdings, Inc.	1,925	94,498
	Radian Group, Inc.	21,055	475,422
*	Randolph Bancorp, Inc.	228	4,847
	Raymond James Financial, Inc.	10,779	1,395,665
	RBB Bancorp	2,116	50,636
#	Red River Bancshares, Inc.	800	40,760
	Regional Management Corp.	1,515	78,371
	Regions Financial Corp.	52,817	1,016,727
	Reinsurance Group of America, Inc.	5,191	571,944
	Reliant Bancorp, Inc.	800	22,240
	RenaissanceRe Holdings, Ltd.	4,050	618,394
	Renasant Corp.	9,006	316,831
	Republic Bancorp, Inc., Class A	3,438	167,637
#*	Republic First Bancorp, Inc.	1,200	4,428
*	Rhinebeck Bancorp, Inc.	1,100	11,869
	Richmond Mutual BanCorp, Inc.	807	12,210
	Riverview Bancorp, Inc.	100	698
	RLI Corp.	5,489	594,898
	S&P Global, Inc.	8,105	3,474,776
	S&T Bancorp, Inc.	5,166	152,139
*	Safeguard Scientifics, Inc.	1,519	11,787
	Safety Insurance Group, Inc.	2,330	178,525
	Salisbury Bancorp, Inc.	509	24,081
	Sandy Spring Bancorp, Inc.	6,254	260,104
	Santander Consumer USA Holdings, Inc.	38,856	1,594,262
	SB Financial Group, Inc.	953	17,516
	Seacoast Banking Corp. of Florida	6,840	207,868
*	Security National Financial Corp., Class A	3,119	26,356
	SEI Investments Co.	18,472	1,123,098
*	Select Bancorp, Inc.	2,670	42,453
	Selective Insurance Group, Inc.	9,923	807,236
	ServisFirst Bancshares, Inc.	7,036	500,119
	Severn Bancorp, Inc.	908	10,978
	Shore Bancshares, Inc.	1,532	26,565

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Sierra Bancorp	1,944	$46,909
	Signature Bank	6,835	1,551,340
	Silvercrest Asset Management Group, Inc., Class A	800	12,768
	Simmons First National Corp., Class A	17,426	474,336
*	SiriusPoint, Ltd.	15,019	147,186
	SLM Corp.	55,406	1,043,295
	SmartFinancial, Inc.	641	15,621
	Sound Financial Bancorp, Inc.	600	27,000
#	South Plains Financial, Inc.	760	17,480
	South State Corp.	9,563	658,317
*	Southern First Bancshares, Inc.	700	34,671
	Southern Missouri Bancorp, Inc.	1,213	54,439
	Southside Bancshares, Inc.	5,693	205,176
	Spirit of Texas Bancshares, Inc.	1,299	30,241
	State Auto Financial Corp.	7,246	362,300
	State Street Corp.	20,531	1,789,071
	Sterling Bancorp	21,474	466,201
*	Sterling Bancorp, Inc.	3,844	18,374
	Stewart Information Services Corp.	3,962	233,798
	Stifel Financial Corp.	16,990	1,130,515
	Stock Yards Bancorp, Inc.	2,400	114,336
*	StoneX Group, Inc.	3,467	223,726
	Summit Financial Group, Inc.	1,249	29,039
	Summit State Bank	401	6,522
*	SVB Financial Group	4,317	2,374,177
*	SWK Holdings Corp.	730	12,979
	Synchrony Financial	54,136	2,545,475
	Synovus Financial Corp.	17,844	729,820
	T Rowe Price Group, Inc.	13,764	2,810,058
	Territorial Bancorp, Inc.	1,300	33,202
*	Texas Capital Bancshares, Inc.	6,755	425,430
	TFS Financial Corp.	15,299	298,025
	Timberland Bancorp, Inc.	500	14,380
	Tiptree, Inc.	5,339	51,308
	Tompkins Financial Corp.	2,533	194,408
	Towne Bank	12,538	373,758
	Tradeweb Markets, Inc., Class A	2,141	185,689
	Travelers Cos., Inc. (The)	21,460	3,195,823
	TriCo Bancshares	5,202	205,115
*	TriState Capital Holdings, Inc.	4,350	88,348
*	Triumph Bancorp, Inc.	3,989	305,797
	Truist Financial Corp.	33,883	1,844,252
*	Trupanion, Inc.	643	73,958
	TrustCo Bank Corp. NY	2,732	91,877
	Trustmark Corp.	10,221	306,834
	U.S. Bancorp.	54,550	3,029,707
	UMB Financial Corp.	8,238	771,077
	Umpqua Holdings Corp.	34,636	653,581
	Union Bankshares, Inc.	320	10,288
#	United Bancorp, Inc.	685	8,871
	United Bancshares, Inc.	436	14,998
	United Bankshares, Inc.	20,630	712,560
	United Community Banks, Inc.	12,998	374,472
	United Fire Group, Inc.	3,989	99,406
	United Security Bancshares	402	3,244
	Unity Bancorp, Inc.	471	10,461
	Universal Insurance Holdings, Inc.	6,041	85,541
	Univest Financial Corp.	4,401	120,411
	Unum Group	24,580	673,492

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Valley National Bancorp	62,469	$805,225
	Value Line, Inc.	213	6,816
	Veritex Holdings, Inc.	4,437	148,861
#	Victory Capital Holdings, Inc., Class A	1,333	40,643
	Virtu Financial, Inc., Class A	13,028	335,341
	Virtus Investment Partners, Inc.	1,153	318,378
#	Voya Financial, Inc.	14,671	944,812
	Walker & Dunlop, Inc.	5,376	556,308
	Washington Federal, Inc.	12,822	413,766
	Washington Trust Bancorp, Inc.	2,152	104,910
	Waterstone Financial, Inc.	4,026	79,433
	Webster Financial Corp.	13,731	660,461
	Wells Fargo & Co.	93,014	4,273,063
	WesBanco, Inc.	10,613	342,588
	West BanCorp, Inc.	1,799	53,035
	Westamerica BanCorp	3,633	201,813
	Western Alliance Bancorp	12,971	1,203,968
	Western New England Bancorp, Inc.	3,241	27,419
	Westwood Holdings Group, Inc.	850	21,547
	White Mountains Insurance Group, Ltd.	520	588,416
	Willis Towers Watson P.L.C.	6,227	1,283,260
	Wintrust Financial Corp.	8,704	621,466
#	WisdomTree Investments, Inc.	15,920	98,386
#*	World Acceptance Corp.	1,607	304,639
	WR Berkley Corp.	13,758	1,006,673
	WSFS Financial Corp.	9,099	398,354
	Zions Bancorp NA	17,858	931,295
TOTAL FINANCIALS			267,140,633
HEALTH CARE — (7.0%)
	Abbott Laboratories	41,271	4,992,966
*	ABIOMED, Inc.	2,155	704,987
*	Acadia Healthcare Co., Inc.	15,810	975,793
*	ACADIA Pharmaceuticals, Inc.	4,829	104,451
*	Acceleron Pharma, Inc.	1,215	151,948
#*	Accuray, Inc.	19,974	81,893
#*	Achieve Life Sciences, Inc.	2,011	14,700
»	Achillion Pharmaceuticals, Inc.	21,184	30,717
*	Adaptive Biotechnologies Corp.	1,082	39,666
*	Addus HomeCare Corp.	1,934	167,852
#*	Adicet Bio, Inc.	1,454	10,760
#*	Adverum Biotechnologies, Inc.	4,625	10,499
*	Aeglea BioTherapeutics, Inc.	1,863	11,420
#*	Agios Pharmaceuticals, Inc.	1,170	56,265
*	Akebia Therapeutics, Inc.	6,801	16,798
#*	Akero Therapeutics, Inc.	850	18,224
#*	Albireo Pharma, Inc.	2,691	76,990
*	Align Technology, Inc.	899	625,524
#*	Alimera Sciences, Inc.	1,100	9,581
*	Alkermes P.L.C.	15,847	409,962
#*	Allakos, Inc.	428	34,052
*	Allscripts Healthcare Solutions, Inc.	27,435	468,590
#*	Alnylam Pharmaceuticals, Inc.	868	155,320
*	Amedisys, Inc.	3,881	1,011,466
#*	American Shared Hospital Services	2,300	6,532
	AmerisourceBergen Corp.	10,819	1,321,757
*	AMN Healthcare Services, Inc.	7,401	744,245
*	AnaptysBio, Inc.	3,897	89,553
*	AngioDynamics, Inc.	5,619	149,634

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Anika Therapeutics, Inc.	2,097	$84,153
	Anthem, Inc.	8,731	3,352,791
*	Apollo Medical Holdings, Inc.	2,065	182,484
*	Apyx Medical Corp.	1,247	11,223
#*	Ardelyx, Inc.	10,480	18,235
*	Armata Pharmaceuticals, Inc.	1,600	6,128
*	Arrowhead Pharmaceuticals, Inc.	666	46,147
*	Arvinas, Inc.	1,700	171,870
	AstraZeneca P.L.C., Sponsored ADR	24,686	1,413,027
*	Atara Biotherapeutics, Inc.	5,937	75,697
*	AtriCure, Inc.	3,311	279,647
	Atrion Corp.	237	149,059
#*	aTyr Pharma, Inc.	4,588	21,380
*	Avanos Medical, Inc.	8,694	329,850
*	Avantor, Inc.	25,716	966,407
*	Avid Bioservices, Inc.	4,868	124,864
#*	Avrobio, Inc.	1,515	11,150
#*	Axcella Health, Inc.	2,200	7,480
*	AxoGen, Inc.	4,353	88,671
*	Axonics, Inc.	371	25,209
	Baxter International, Inc.	26,462	2,046,836
*	BioDelivery Sciences International, Inc.	15,744	59,197
*	BioMarin Pharmaceutical, Inc.	5,870	450,405
*	Blueprint Medicines Corp.	3,896	342,342
*	Boston Scientific Corp.	22,292	1,016,515
#*	Bridgebio Pharma, Inc.	1,534	81,992
*	Brookdale Senior Living, Inc.	8,255	62,078
	Bruker Corp.	17,354	1,427,367
*	Calithera Biosciences, Inc.	4,617	9,003
#*	Cara Therapeutics, Inc.	4,660	55,780
	Cardinal Health, Inc.	36,501	2,167,429
*	Cardiovascular Systems, Inc.	1,446	58,259
*	CareDx, Inc.	100	8,404
*	Castlight Health, Inc., Class B	22,300	51,959
*	Catalyst Biosciences, Inc.	2,824	11,494
*	Catalyst Pharmaceuticals, Inc.	5,368	31,349
*	Celldex Therapeutics, Inc.	1,859	81,331
	Cerner Corp.	23,492	1,888,522
*	Change Healthcare, Inc.	16,516	358,562
	Chemed Corp.	1,762	838,747
#*	ChemoCentryx, Inc.	1,263	18,667
*	Chimerix, Inc.	12,300	81,549
	Cigna Corp.	15,875	3,643,154
#*	Codexis, Inc.	3,003	63,543
*	Collegium Pharmaceutical, Inc.	1,738	43,259
	Computer Programs and Systems, Inc.	2,934	92,626
*	Concert Pharmaceuticals, Inc.	2,824	9,404
	CONMED Corp.	2,543	350,781
*	CorVel Corp.	2,976	419,080
*	Covetrus, Inc.	16,308	415,202
#*	Crinetics Pharmaceuticals, Inc.	2,509	45,112
#*	CRISPR Therapeutics AG	2,240	271,085
*	Cross Country Healthcare, Inc.	7,273	119,423
*	CryoLife, Inc.	4,483	121,041
*	Cumberland Pharmaceuticals, Inc.	1,600	5,200
#*	Cutera, Inc.	1,041	54,080
	CVS Health Corp.	51,507	4,242,117
*	Cymabay Therapeutics, Inc.	2,505	9,870
#*	CytomX Therapeutics, Inc.	1,868	10,106

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	DaVita, Inc.	14,975	$1,800,744
#*	Deciphera Pharmaceuticals, Inc.	1,165	35,521
#*	Denali Therapeutics, Inc.	6,561	334,808
	DENTSPLY SIRONA, Inc.	11,759	776,564
*	DexCom, Inc.	788	406,222
#*	Durect Corp.	13,752	19,390
*	Edwards Lifesciences Corp.	5,523	620,067
#*	Eiger BioPharmaceuticals, Inc.	3,000	23,880
*	Elanco Animal Health, Inc.	28,125	1,025,719
»	Elanco Animal Health, Inc.	2,379	0
*	Electromed, Inc.	2,532	29,726
*	Emergent BioSolutions, Inc.	6,778	446,670
*	Enanta Pharmaceuticals, Inc.	2,515	106,259
	Encompass Health Corp.	13,306	1,107,725
	Ensign Group, Inc. (The)	9,080	772,436
#*	Envista Holdings Corp.	18,414	793,275
#*	Epizyme, Inc.	9,164	60,757
*	Evolent Health, Inc., Class A	12,175	279,295
*	Exact Sciences Corp.	4,281	461,663
*	Exelixis, Inc.	29,338	494,345
#*	Exicure, Inc.	5,100	6,885
#*	Fate Therapeutics, Inc.	927	76,756
*	Five Star Senior Living, Inc.	3,137	17,818
*	FONAR Corp.	1,170	19,796
#*	Fulcrum Therapeutics, Inc.	1,689	12,347
#*	G1 Therapeutics, Inc.	4,737	81,997
*	Glaukos Corp.	1,767	90,117
#*	Global Blood Therapeutics, Inc.	4,548	124,297
*	Globus Medical, Inc., Class A	8,043	668,936
#*	Great Elm Group, Inc.	351	804
#*	Guardant Health, Inc.	2,303	252,869
*	Haemonetics Corp.	6,470	393,311
#*	Halozyme Therapeutics, Inc.	7,557	312,331
*	Hanger, Inc.	5,411	132,786
#*	Harrow Health, Inc.	3,630	32,380
#*	Health Catalyst, Inc.	1,183	68,685
*	HealthEquity, Inc.	7,340	543,013
*	HealthStream, Inc.	4,637	135,447
*	Henry Schein, Inc.	7,869	630,700
#*	Heron Therapeutics, Inc.	4,587	56,695
*	Heska Corp.	405	97,484
	Hill-Rom Holdings, Inc.	8,548	1,183,556
*	Hologic, Inc.	23,392	1,755,336
#*	Hookipa Pharma, Inc.	2,222	17,176
*	Horizon Therapeutics P.L.C.	13,729	1,373,175
	Humana, Inc.	6,377	2,715,709
*	Icad, Inc.	1,146	16,800
*	ICU Medical, Inc.	2,243	455,979
*	IDEXX Laboratories, Inc.	3,908	2,651,695
#*	ImmuCell Corp.	1,406	14,341
*	Incyte Corp.	5,757	445,304
*	InfuSystem Holdings, Inc.	1,421	25,933
*	Innoviva, Inc.	12,963	183,815
*	Inogen, Inc.	2,871	229,020
*	Inotiv, Inc.	474	12,381
*	Inovalon Holdings, Inc., Class A	4,866	184,324
*	Insulet Corp.	490	137,048
*	Integer Holdings Corp.	5,238	512,748
*	Integra LifeSciences Holdings Corp.	8,135	588,893

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Intellia Therapeutics, Inc.	4,713	$668,539
#*	Intra-Cellular Therapies, Inc.	5,369	184,318
*	IntriCon Corp.	600	14,400
*	Intuitive Surgical, Inc.	1,493	1,480,250
#*	Invacare Corp.	2,776	20,070
*	Ionis Pharmaceuticals, Inc.	6,271	232,905
#*	Iovance Biotherapeutics, Inc.	3,146	70,061
*	IQVIA Holdings, Inc.	4,865	1,205,061
*	iRadimed Corp.	1,040	35,006
*	IVERIC bio, Inc.	5,889	50,822
*	Jazz Pharmaceuticals P.L.C.	7,301	1,237,666
*	Joint Corp. (The)	600	47,394
*	Jounce Therapeutics, Inc.	2,440	12,298
#*	Kala Pharmaceuticals, Inc.	1,454	5,016
#*	KalVista Pharmaceuticals, Inc.	1,219	24,551
*	Karuna Therapeutics, Inc.	1,709	195,202
*	Kindred Biosciences, Inc.	4,043	36,872
*	Kiniksa Pharmaceuticals, Ltd., Class A	1,963	30,093
#*	Krystal Biotech, Inc.	2,335	136,457
#*	Kura Oncology, Inc.	4,804	90,988
*	Laboratory Corp. of America Holdings	8,320	2,463,968
#*	Lantheus Holdings, Inc.	9,983	261,255
#	LeMaitre Vascular, Inc.	1,973	107,450
*	LENSAR, Inc.	1,586	12,894
*	LHC Group, Inc.	3,349	720,638
*	Ligand Pharmaceuticals, Inc.	2,579	292,742
*	LivaNova P.L.C.	7,169	618,685
#*	Lumos Pharma, Inc.	60	456
*	MacroGenics, Inc.	6,582	164,287
*	Madrigal Pharmaceuticals, Inc.	1,090	95,179
*	Magellan Health, Inc.	4,058	382,751
#*	Magenta Therapeutics, Inc.	3,047	21,695
*	Masimo Corp.	2,187	595,717
	McKesson Corp.	8,939	1,822,036
*	Medpace Holdings, Inc.	3,974	699,186
	Medtronic P.L.C.	21,714	2,851,265
*	Meridian Bioscience, Inc.	7,966	163,303
*	Merit Medical Systems, Inc.	7,216	505,769
#*	Mersana Therapeutics, Inc.	2,705	29,755
#	Mesa Laboratories, Inc.	45	13,253
*	Mettler-Toledo International, Inc.	1,569	2,312,251
*	Mirati Therapeutics, Inc.	1,110	177,667
*	ModivCare, Inc.	1,714	291,380
#*	Molecular Templates, Inc.	2,700	18,900
*	Molina Healthcare, Inc.	6,518	1,779,479
*	Morphic Holding, Inc.	726	41,832
*	Mustang Bio, Inc.	6,000	17,340
*	Myriad Genetics, Inc.	9,262	292,957
*	NanoString Technologies, Inc.	797	49,366
*	Natera, Inc.	1,879	215,183
	National HealthCare Corp.	2,673	207,558
	National Research Corp.	2,585	136,436
*	Natus Medical, Inc.	4,797	128,080
#*	Nektar Therapeutics	22,397	353,649
*	Neogen Corp.	8,762	381,673
#*	NeoGenomics, Inc.	4,955	228,426
*	Neurocrine Biosciences, Inc.	3,213	299,484
#*	NeuroMetrix, Inc.	1,100	16,390
*	Nevro Corp.	334	51,770

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	NextCure, Inc.	855	$5,925
*	NextGen Healthcare, Inc.	7,770	126,029
*	NGM Biopharmaceuticals, Inc.	541	11,031
*	Novavax, Inc.	858	153,865
*	Novocure, Ltd.	944	145,385
*	NuVasive, Inc.	6,860	438,697
#*	Odonate Therapeutics, Inc.	330	1,102
*	Omnicell, Inc.	3,562	521,833
*	Opiant Pharmaceuticals, Inc.	1,079	17,393
#*	OPKO Health, Inc.	81,984	282,025
#*	OptimizeRx Corp.	1,147	63,395
*	Option Care Health, Inc.	11,327	234,695
*	OraSure Technologies, Inc.	7,089	83,579
#*	Orgenesis, Inc.	2,262	11,084
*	Orthofix Medical, Inc.	2,488	98,873
*	OrthoPediatrics Corp.	1,083	68,056
*	Otonomy, Inc.	450	806
	Owens & Minor, Inc.	9,088	420,320
*	Pacira BioSciences, Inc.	3,856	227,311
	Patterson Cos., Inc.	12,108	376,922
#*»	PDL BioPharma, Inc.	20,904	19,363
*	Pennant Group, Inc. (The)	4,190	143,382
*	Penumbra, Inc.	1,029	273,951
#*	Personalis, Inc.	1,383	29,029
#*	PetIQ, Inc.	2,017	71,321
	Phibro Animal Health Corp., Class A	3,118	73,803
	Premier, Inc., Class A	11,706	417,202
*	Prestige Consumer Healthcare, Inc.	8,493	446,307
#*	Pro-Dex, Inc.	446	13,683
»	Progenic Pharmaceuticals, Inc.	4,762	253
*	Protagonist Therapeutics, Inc.	3,345	165,343
*	Prothena Corp. P.L.C.	5,425	271,793
*	Psychemedics Corp.	2,234	16,420
*	Quanterix Corp.	250	13,288
	Quest Diagnostics, Inc.	11,361	1,610,990
#*	Quidel Corp.	3,607	510,282
*	R1 RCM, Inc.	21,515	460,636
*	RadNet, Inc.	5,706	209,638
*	Repligen Corp.	2,792	685,994
*	Replimune Group, Inc.	692	22,649
	ResMed, Inc.	8,472	2,302,690
#*	Rhythm Pharmaceuticals, Inc.	2,859	49,432
#*	Rigel Pharmaceuticals, Inc.	7,414	29,656
#*	Rocket Pharmaceuticals, Inc.	5,094	182,467
*	Sage Therapeutics, Inc.	2,744	119,995
#*	Sarepta Therapeutics, Inc.	2,279	154,471
*	Satsuma Pharmaceuticals, Inc.	3,870	20,279
*	Seagen, Inc.	3,043	466,766
*	SeaSpine Holdings Corp.	959	18,787
	Select Medical Holdings Corp.	19,803	781,228
#*	Sharps Compliance Corp.	3,897	38,892
*	Shockwave Medical, Inc.	500	91,000
*	SI-BONE, Inc.	607	18,416
#*	Sierra Oncology, Inc.	904	17,176
#*	SIGA Technologies, Inc.	3,400	21,658
#*	Spectrum Pharmaceuticals, Inc.	4,836	15,572
#*	Spero Therapeutics, Inc.	3,057	40,780
*	SpringWorks Therapeutics, Inc.	500	42,850
*	STAAR Surgical Co.	1,031	131,886

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Stereotaxis, Inc.	4,538	$41,341
	STERIS P.L.C.	5,839	1,272,610
#*	Stoke Therapeutics, Inc.	942	26,969
#*	Streamline Health Solutions, Inc.	9,542	15,458
*	Strongbridge Biopharma P.L.C	6,381	15,251
	Stryker Corp.	6,196	1,678,744
*	Supernus Pharmaceuticals, Inc.	7,971	209,876
#*	Surface Oncology, Inc.	2,868	17,237
*	Surmodics, Inc.	551	30,366
*	Sutro Biopharma, Inc.	2,025	34,486
#*	Syros Pharmaceuticals, Inc.	1,876	8,667
*	Tactile Systems Technology, Inc.	752	36,833
*	Tandem Diabetes Care, Inc.	765	83,133
*	TCR2 Therapeutics, Inc.	1,615	20,091
#*	Teladoc Health, Inc.	4,713	699,645
	Teleflex, Inc.	1,724	685,169
*	Tivity Health, Inc.	2,442	61,245
#*	Tracon Pharmaceuticals, Inc.	2,650	9,938
*	TransMedics Group, Inc.	2,292	65,368
*	Travere Therapeutics, Inc.	4,493	61,779
#*	Tricida, Inc.	8,005	28,498
*	Triple-S Management Corp., Class B	2,937	71,457
*	United Therapeutics Corp.	5,035	916,018
	US Physical Therapy, Inc.	1,089	128,676
	Utah Medical Products, Inc.	296	26,462
*	Vanda Pharmaceuticals, Inc.	6,449	105,183
#*	Vapotherm, Inc.	1,586	41,014
#*	Varex Imaging Corp.	5,401	147,447
*	Veeva Systems, Inc., Class A	1,167	388,273
*	Venus Concept Inc.	11,500	26,565
#*	Veracyte, Inc.	1,101	49,061
*	Verastem, Inc.	22,863	73,848
#*	Vericel Corp.	3,412	180,631
*	ViewRay, Inc.	4,871	32,343
*	Vocera Communications, Inc.	864	36,253
#*	Voyager Therapeutics, Inc.	2,600	8,190
*	Waters Corp.	3,008	1,172,549
#*	WaVe Life Sciences Ltd.	5,179	28,536
	West Pharmaceutical Services, Inc.	3,544	1,459,171
#*	X4 Pharmaceuticals, Inc.	2,203	12,667
#*	Xencor, Inc.	6,719	206,811
	Zimmer Biomet Holdings, Inc.	9,586	1,566,544
	Zoetis, Inc.	17,748	3,597,520
*	Zogenix, Inc.	5,473	88,717
TOTAL HEALTH CARE			120,128,608
INDUSTRIALS — (14.0%)
	3M Co.	26,929	5,330,326
	AAON, Inc.	8,147	506,336
*	AAR Corp.	5,387	192,639
	ABM Industries, Inc.	11,937	554,951
*	Acacia Research Corp.	10,966	61,848
	ACCO Brands Corp.	18,062	161,474
	Acme United Corp.	700	29,610
	Acuity Brands, Inc.	5,701	999,841
#	ADT, Inc.	30,243	317,249
	Advanced Drainage Systems, Inc.	7,612	929,349
*	AECOM	18,019	1,134,476
	AGCO Corp.	9,879	1,305,115

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Air Lease Corp.	17,658	$747,993
#*	Air T, Inc.	601	18,409
*	Air Transport Services Group, Inc.	9,198	222,592
	Alamo Group, Inc.	1,500	220,155
*	Alaska Air Group, Inc.	12,629	732,861
	Albany International Corp., Class A	4,589	396,260
*	Allegiant Travel Co.	2,202	418,644
	Allegion P.L.C.	8,571	1,170,799
	Allied Motion Technologies, Inc.	2,437	80,202
	Allison Transmission Holdings, Inc.	15,572	621,479
	Altra Industrial Motion Corp.	6,844	428,982
	AMERCO	2,567	1,509,293
*	Ameresco, Inc., Class A	3,516	240,951
*	American Airlines Group, Inc.	7,497	152,789
#*	American Superconductor Corp.	2,082	29,252
*	American Woodmark Corp.	2,938	218,147
	AMETEK, Inc.	14,029	1,950,732
*	AMREP Corp.	1,504	20,184
	AO Smith Corp.	17,385	1,222,687
#*	API Group Corp.	12,317	282,306
	Apogee Enterprises, Inc.	4,460	176,928
	Applied Industrial Technologies, Inc.	5,929	531,831
	ARC Document Solutions, Inc.	25,800	53,406
	ArcBest Corp.	4,841	286,152
	Arcosa, Inc.	8,034	439,942
	Argan, Inc.	2,682	120,556
*	Armstrong Flooring, Inc.	683	2,951
	Armstrong World Industries, Inc.	5,925	640,966
*	Art's-Way Manufacturing Co., Inc.	3,212	11,531
*	ASGN, Inc.	7,696	778,296
	Astec Industries, Inc.	4,397	269,580
*	Astronics Corp.	3,705	63,281
*	Astronics Corp., Class B	835	14,404
*	Atkore, Inc.	6,051	454,491
*	Atlas Air Worldwide Holdings, Inc.	4,083	273,439
*	Avis Budget Group, Inc.	9,956	824,058
	AZZ, Inc.	3,732	197,759
	Barnes Group, Inc.	8,640	437,789
	Barrett Business Services, Inc.	1,545	113,109
*	Beacon Roofing Supply, Inc.	11,419	610,688
	BGSF, Inc.	1,394	17,592
*	Blue Bird Corp.	4,546	113,650
*	BlueLinx Holdings, Inc.	800	34,368
	Boise Cascade Co.	6,896	352,730
	Booz Allen Hamilton Holding Corp., Class A	14,728	1,263,810
	Brady Corp., Class A	6,607	361,271
*	BrightView Holdings, Inc.	4,640	74,379
	Brink's Co. (The)	5,107	393,035
#*	Broadwind, Inc.	2,383	9,055
*	Builders FirstSource, Inc.	23,266	1,035,337
*	CACI International, Inc., Class A	3,666	978,675
	CAI International, Inc.	3,296	183,950
	Carlisle Cos., Inc.	7,400	1,496,576
	Carrier Global Corp.	70,712	3,906,838
*	Casella Waste Systems, Inc., Class A	6,723	462,408
	Caterpillar, Inc.	27,341	5,652,752
*	CBIZ, Inc.	7,764	251,088
*	CECO Environmental Corp.	4,856	34,186
	CH Robinson Worldwide, Inc.	15,899	1,417,714

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Chart Industries, Inc.	5,165	$802,899
*	Cimpress P.L.C.	3,363	343,867
	Cintas Corp.	8,551	3,370,633
*	CIRCOR International, Inc.	3,070	94,679
*	Civeo Corp.	743	16,131
*	Clean Harbors, Inc.	8,583	815,385
*	Colfax Corp.	14,652	672,234
	Columbus McKinnon Corp.	4,597	213,301
	Comfort Systems USA, Inc.	5,828	435,643
*	Commercial Vehicle Group, Inc.	4,608	42,117
	CompX International, Inc.	811	15,085
#*	Concrete Pumping Holdings, Inc.	2,727	23,725
*	Construction Partners, Inc., Class A	4,406	147,953
#*	Copa Holdings SA, Class A	2,759	195,641
*	Copart, Inc.	13,681	2,011,107
*	Cornerstone Building Brands, Inc.	16,073	270,348
*	CoStar Group, Inc.	7,915	703,248
*	Covenant Logistics Group, Inc.	2,890	60,719
	CRA International, Inc.	1,211	103,819
	Crane Co.	8,493	825,774
	CSW Industrials, Inc.	2,635	311,694
	CSX Corp.	119,931	3,876,170
	Cummins, Inc.	9,982	2,316,822
	Curtiss-Wright Corp.	6,417	759,131
*	Daseke, Inc.	2,900	20,039
	Deere & Co.	13,973	5,052,497
*	Delta Air Lines, Inc.	4,812	191,999
	Deluxe Corp.	5,180	227,402
*	DLH Holdings Corp.	1,100	11,550
	Donaldson Co., Inc.	15,835	1,048,119
	Douglas Dynamics, Inc.	4,778	190,642
	Dover Corp.	10,328	1,726,015
*	Ducommun, Inc.	1,848	99,700
*	DXP Enterprises, Inc.	1,836	59,945
*	Dycom Industries, Inc.	4,836	335,618
	Eastern Co. (The)	312	9,160
	Eaton Corp. P.L.C.	16,030	2,533,541
*	Echo Global Logistics, Inc.	4,801	148,495
	EMCOR Group, Inc.	8,720	1,062,183
	Emerson Electric Co.	15,266	1,540,187
	Encore Wire Corp.	3,557	278,976
#*	Energy Recovery, Inc.	4,025	85,129
	Enerpac Tool Group Corp.	6,320	162,234
	EnerSys	6,282	619,782
	Ennis, Inc.	3,943	77,953
	EnPro Industries, Inc.	3,788	352,739
	Equifax, Inc.	7,740	2,017,044
	ESCO Technologies, Inc.	3,769	355,681
	Espey Manufacturing & Electronics Corp.	200	3,014
*	EVI Industries, Inc.	600	16,164
*	Evoqua Water Technologies Corp.	16,854	556,351
	Expeditors International of Washington, Inc.	13,844	1,775,493
	Exponent, Inc.	5,043	540,055
	Fastenal Co.	46,736	2,559,731
	Federal Signal Corp.	10,280	407,191
	FedEx Corp.	12,171	3,407,271
	Flowserve Corp.	12,538	527,724
#*	Fluor Corp.	6,200	103,292
*	Forrester Research, Inc.	2,047	95,902

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Fortive Corp.	15,154	$1,101,090
	Fortune Brands Home & Security, Inc.	10,148	989,126
	Forward Air Corp.	4,408	389,844
*	Franklin Covey Co.	1,696	62,057
	Franklin Electric Co., Inc.	6,549	535,446
#*	FreightCar America, Inc.	7,985	41,442
*	FTI Consulting, Inc.	4,198	611,649
#*	Fuel Tech, Inc.	8,636	16,754
#*	FuelCell Energy, Inc.	9,965	63,078
*	Gates Industrial Corp. P.L.C.	16,034	290,376
	GATX Corp.	6,361	586,802
*	Gencor Industries, Inc.	1,048	12,304
*	Generac Holdings, Inc.	2,853	1,196,434
*	Gibraltar Industries, Inc.	4,567	341,064
	Global Industrial Co.	5,216	206,136
*	GMS, Inc.	6,537	321,163
	Gorman-Rupp Co. (The)	4,380	156,322
*	GP Strategies Corp.	2,129	43,325
	Graco, Inc.	17,615	1,375,379
	GrafTech International, Ltd.	18,235	207,332
	Graham Corp.	739	10,117
	Granite Construction, Inc.	8,076	310,280
*	Great Lakes Dredge & Dock Corp.	8,897	137,014
	Greenbrier Cos., Inc. (The)	5,318	227,610
	Griffon Corp.	7,377	170,556
	H&E Equipment Services, Inc.	6,393	217,554
*	Harsco Corp.	12,092	243,291
*	Hawaiian Holdings, Inc.	7,630	150,540
	Healthcare Services Group, Inc.	7,940	207,234
	Heartland Express, Inc.	12,593	214,459
	HEICO Corp.	2,887	390,467
	HEICO Corp., Class A	4,051	491,346
	Heidrick & Struggles International, Inc.	2,552	108,996
	Helios Technologies, Inc.	4,776	386,140
*	Herc Holdings, Inc.	4,935	612,137
*	Heritage-Crystal Clean, Inc.	3,611	101,758
	Herman Miller, Inc.	11,922	514,434
#*	Hexcel Corp.	11,394	620,061
*	Hill International, Inc.	4,357	9,411
	Hillenbrand, Inc.	9,227	417,983
#	HireQuest, Inc.	1,219	22,308
	HNI Corp.	7,531	280,906
	Honeywell International, Inc.	16,184	3,783,657
*	Howmet Aerospace, Inc.	22,815	748,788
*	Hub Group, Inc., Class A	5,239	347,241
	Hubbell, Inc.	8,775	1,759,036
*	Hudson Technologies, Inc.	12,780	44,219
	Hurco Cos., Inc.	876	29,731
*	Huron Consulting Group, Inc.	3,546	174,215
*	Huttig Building Products, Inc.	812	5,059
	Hyster-Yale Materials Handling, Inc.	1,661	118,994
*	IAA, Inc.	10,449	631,956
	ICF International, Inc.	2,339	214,182
	IDEX Corp.	4,159	942,804
*	IES Holdings, Inc.	2,130	115,893
	IHS Markit, Ltd.	1,661	194,071
	Illinois Tool Works, Inc.	11,931	2,704,400
*	Ingersoll Rand, Inc.	22,336	1,091,560
	Innovative Solutions & Support, Inc.	400	2,836

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Insperity, Inc.	4,225	$418,486
	Insteel Industries, Inc.	2,607	101,230
	Interface, Inc.	9,215	132,880
	ITT, Inc.	10,210	999,661
	Jacobs Engineering Group, Inc.	6,782	917,265
	JB Hunt Transport Services, Inc.	11,189	1,884,787
*	JELD-WEN Holding, Inc.	15,474	409,752
#*	JetBlue Airways Corp.	42,032	621,653
	John Bean Technologies Corp.	5,117	750,050
	Johnson Controls International P.L.C.	21,760	1,554,099
	Kadant, Inc.	1,782	320,992
	Kaman Corp.	3,967	175,936
	Kansas City Southern	5,795	1,551,901
*	KAR Auction Services, Inc.	18,085	298,041
	KBR, Inc.	20,521	794,163
*	Kelly Services, Inc., Class A	6,650	145,768
	Kennametal, Inc.	13,901	503,911
	Kforce, Inc.	4,810	300,288
	Kimball International, Inc., Class B	8,202	101,541
*	Kirby Corp.	6,638	384,407
	Knight-Swift Transportation Holdings, Inc.	19,235	955,787
	Korn Ferry	8,932	613,986
	Landstar System, Inc.	4,926	773,382
*	Lawson Products, Inc.	700	36,743
*	LB Foster Co., Class A	1,400	25,424
	Lennox International, Inc.	1,820	599,563
*	Limbach Holdings, Inc.	2,500	22,350
	Lincoln Electric Holdings, Inc.	8,164	1,138,307
	Lindsay Corp.	518	83,237
*	LS Starrett Co. (The), Class A	1,800	14,094
	LSI Industries, Inc.	3,205	24,134
*	Lydall, Inc.	2,299	140,699
*	Lyft, Inc., Class A	4,968	274,830
	Macquarie Infrastructure Corp.	11,063	436,989
*	Manitex International, Inc.	2,502	19,966
*	Manitowoc Co., Inc. (The)	3,562	82,460
	ManpowerGroup, Inc.	7,780	922,552
	Marten Transport, Ltd.	11,811	186,850
	Masco Corp.	15,703	937,626
*	Masonite International Corp.	4,533	512,954
#*	MasTec, Inc.	12,037	1,218,506
*	Mastech Digital, Inc.	3,000	52,590
*	Matrix Service Co.	3,686	40,214
	Matson, Inc.	7,726	518,569
	Matthews International Corp., Class A	5,311	183,761
	Maxar Technologies, Inc.	5,193	188,350
#*	Mayville Engineering Co., Inc.	932	16,375
	McGrath RentCorp	4,273	335,089
*	Mercury Systems, Inc.	5,304	350,064
*	Meritor, Inc.	15,075	366,775
*	Mesa Air Group, Inc.	2,656	23,692
*	Middleby Corp. (The)	7,127	1,364,749
	Miller Industries, Inc.	1,300	48,763
*	Mistras Group, Inc.	2,600	27,300
	Moog, Inc., Class A	4,615	359,370
*	MRC Global, Inc.	12,769	117,092
	MSA Safety, Inc.	4,071	669,598
	MSC Industrial Direct Co., Inc., Class A	6,274	559,453
	Mueller Industries, Inc.	10,050	436,170

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Mueller Water Products, Inc., Class A	22,826	$338,281
*	MYR Group, Inc.	2,344	224,157
	Nielsen Holdings P.L.C.	45,356	1,074,484
	NL Industries, Inc.	7,700	46,431
*	NN, Inc.	1,333	9,118
	Nordson Corp.	5,363	1,212,735
*	Northwest Pipe Co.	1,465	41,621
*	NOW, Inc.	20,144	198,821
*	NV5 Global, Inc.	1,346	127,870
	nVent Electric P.L.C.	19,386	612,791
	Old Dominion Freight Line, Inc.	9,882	2,659,740
#	Omega Flex, Inc.	981	153,840
#*	Orion Energy Systems, Inc.	2,200	11,022
*	Orion Group Holdings, Inc.	1,035	5,558
	Oshkosh Corp.	10,368	1,239,494
	Otis Worldwide Corp.	18,064	1,617,631
	Owens Corning	12,353	1,187,864
*	P&F Industries, Inc., Class A	254	1,725
	PACCAR, Inc.	22,829	1,894,579
*	PAM Transportation Services, Inc.	751	46,938
	Park Aerospace Corp.	2,637	39,291
	Parker-Hannifin Corp.	7,988	2,492,496
	Park-Ohio Holdings Corp.	1,783	51,867
#*	Parsons Corp.	6,587	254,390
	Patriot Transportation Holding, Inc.	133	1,569
	Pentair P.L.C.	21,411	1,577,348
#*	Performant Financial Corp.	10,905	52,017
*	Perma-Pipe International Holdings, Inc.	300	2,067
*	PGT Innovations, Inc.	8,062	182,040
	Pioneer Power Solutions, Inc.	7,618	29,939
	Pitney Bowes, Inc.	20,491	163,928
*	Plug Power, Inc.	1,453	39,638
	Powell Industries, Inc.	1,301	37,846
	Preformed Line Products Co.	889	60,914
	Primoris Services Corp.	8,827	263,927
*	Proto Labs, Inc.	2,337	182,730
	Quanex Building Products Corp.	5,988	148,742
	Quanta Services, Inc.	17,785	1,616,656
*	Radiant Logistics, Inc.	4,889	30,410
	Raven Industries, Inc.	4,856	282,862
*	RBC Bearings, Inc.	2,363	555,305
*	RCM Technologies, Inc.	6,684	28,073
	Regal Beloit Corp.	6,777	997,778
*	Resideo Technologies, Inc.	24,305	716,997
	Resources Connection, Inc.	5,098	78,968
	REV Group, Inc.	10,564	159,622
	Rexnord Corp.	14,289	804,899
	Robert Half International, Inc.	14,922	1,465,490
	Rockwell Automation, Inc.	7,885	2,424,007
#	Rollins, Inc.	15,998	613,203
	Roper Technologies, Inc.	3,358	1,649,920
*	RR Donnelley & Sons Co.	3,700	22,644
	Rush Enterprises, Inc., Class A	7,207	338,657
	Rush Enterprises, Inc., Class B	1,300	57,044
	Ryder System, Inc.	8,414	640,726
*	Saia, Inc.	4,422	999,372
	Schneider National, Inc., Class B	10,750	241,230
#	Science Applications International Corp.	6,977	609,092
*	Sensata Technologies Holding P.L.C.	18,781	1,100,942

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Shyft Group, Inc. (The)	4,649	$183,357
*	SIFCO Industries, Inc.	1,584	17,582
	Simpson Manufacturing Co., Inc.	5,786	650,809
*	SiteOne Landscape Supply, Inc.	5,590	977,020
*	SkyWest, Inc.	7,870	318,656
	Snap-on, Inc.	6,494	1,415,562
*	Southwest Airlines Co.	26,639	1,345,802
*	SP Plus Corp.	3,718	121,913
	Spirit AeroSystems Holdings, Inc., Class A	8,934	386,038
*	Spirit Airlines, Inc.	17,581	474,335
*	SPX Corp.	6,066	404,360
	SPX FLOW, Inc.	7,343	603,227
	Standex International Corp.	1,553	142,876
	Stanley Black & Decker, Inc.	7,968	1,570,094
	Steelcase, Inc., Class A	13,557	186,409
*	Stericycle, Inc.	8,262	582,884
*	Sterling Construction Co., Inc.	2,955	64,892
#*	Sunrun, Inc.	18,549	982,541
*	Taylor Devices, Inc.	1,040	12,563
*	Team, Inc.	1,207	7,447
#	Tecnoglass, Inc.	6,128	118,209
*	Teledyne Technologies, Inc.	2,344	1,061,293
	Tennant Co.	3,041	240,604
	Terex Corp.	11,318	542,359
	Tetra Tech, Inc.	6,003	801,521
*	Textainer Group Holdings, Ltd.	7,819	252,397
*	Thermon Group Holdings, Inc.	3,864	64,374
	Timken Co. (The)	11,988	953,046
*	Titan International, Inc.	8,094	69,770
*	Titan Machinery, Inc.	4,124	117,658
	Toro Co. (The)	11,820	1,344,407
*	TPI Composites, Inc.	4,918	192,491
	Trane Technologies P.L.C.	9,847	2,004,948
*	Transcat, Inc.	303	19,347
*	TransDigm Group, Inc.	1,804	1,156,526
	TransUnion	10,471	1,257,148
#*	Trex Co., Inc.	11,458	1,112,572
*	TriMas Corp.	7,022	229,760
*	TriNet Group, Inc.	9,757	809,636
#	Trinity Industries, Inc.	18,540	502,619
	Triton International, Ltd.	12,587	664,468
*	TrueBlue, Inc.	6,368	173,146
*	Tutor Perini Corp.	8,900	125,223
*	Twin Disc, Inc.	300	4,416
#*	U.S. Xpress Enterprises, Inc., Class A	2,800	24,444
*	Uber Technologies, Inc.	4,954	215,301
	UFP Industries, Inc.	11,174	829,781
*	Ultralife Corp.	900	7,146
	UniFirst Corp.	1,751	381,315
	Union Pacific Corp.	28,305	6,192,002
*	United Airlines Holdings, Inc.	17,418	813,769
	United Parcel Service, Inc., Class B	26,141	5,002,342
*	United Rentals, Inc.	9,260	3,051,633
*	Univar Solutions, Inc.	19,239	472,125
	Universal Logistics Holdings, Inc.	3,206	73,898
*	Upwork, Inc.	1,864	96,537
*	US Ecology, Inc.	4,032	141,120
*	USA Truck, Inc.	905	12,634
	Valmont Industries, Inc.	2,887	684,075

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Vectrus, Inc.	1,615	$73,143
	Verisk Analytics, Inc., Class A	10,206	1,938,528
*	Veritiv Corp.	2,207	135,245
*	Viad Corp.	2,180	99,953
*	Vicor Corp.	1,482	171,334
*	Vidler Water Resouces, Inc.	3,320	44,720
*	Virco Mfg. Corp.	4,104	13,625
*	Virgin Galactic Holdings, Inc.	1,654	49,603
*	Volt Information Sciences, Inc.	3,402	15,275
	VSE Corp.	1,308	65,465
#	Wabash National Corp.	10,621	155,491
	Waste Management, Inc.	19,722	2,923,984
	Watsco, Inc.	3,438	971,029
	Watts Water Technologies, Inc., Class A	3,668	552,988
*	Welbilt, Inc.	15,412	362,028
	Werner Enterprises, Inc.	11,037	504,501
*	WESCO International, Inc.	8,923	949,853
	Westinghouse Air Brake Technologies Corp.	11,521	977,787
*	Wilhelmina International, Inc.	5,495	24,013
#*	Willdan Group, Inc.	657	27,101
*	Willis Lease Finance Corp.	856	35,610
*	WillScot Mobile Mini Holdings Corp.	27,908	801,239
	Woodward, Inc.	6,752	820,773
	WW Grainger, Inc.	4,178	1,857,455
*	XPO Logistics, Inc.	12,803	1,775,648
	Xylem, Inc.	9,182	1,155,555
#*	Yellow Corp.	5,000	26,000
TOTAL INDUSTRIALS			240,032,755
INFORMATION TECHNOLOGY — (26.5%)
*	3D Systems Corp.	20,604	567,434
*	A10 Networks, Inc.	6,816	87,040
	Accenture P.L.C., Class A	25,686	8,159,928
*	ACI Worldwide, Inc.	13,022	446,655
#*	ACM Research, Inc., Class A	786	72,988
*	Adobe, Inc.	15,025	9,339,991
	ADTRAN, Inc.	7,336	164,400
	Advanced Energy Industries, Inc.	4,534	470,403
*	Advanced Micro Devices, Inc.	9,466	1,005,195
*	Agilysys, Inc.	1,206	67,005
*	Airgain, Inc.	2,245	40,971
#*	Akamai Technologies, Inc.	10,905	1,307,728
*	Alarm.com Holdings, Inc.	2,378	197,897
*	Alithya Group, Inc., Class A	6,866	20,941
#	Alliance Data Systems Corp.	2,155	200,954
*	Alpha & Omega Semiconductor, Ltd.	2,773	72,070
#*	Altair Engineering, Inc., Class A	1,792	125,010
#*	Alteryx, Inc., Class A	685	53,019
*	Ambarella, Inc.	3,014	296,849
	Amdocs, Ltd.	8,927	688,361
	American Software, Inc., Class A	3,966	87,252
	Amkor Technology, Inc.	42,762	1,053,656
	Amphenol Corp., Class A	31,885	2,311,344
*	Amtech Systems, Inc.	531	5,501
#	Analog Devices, Inc.	11,518	1,928,344
*	Anaplan, Inc.	717	41,012
*	ANSYS, Inc.	3,223	1,187,547
#*	Appfolio, Inc., Class A	610	86,376
#*	Appian Corp.	600	69,858

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Apple, Inc.	582,504	$84,964,033
	Applied Materials, Inc.	39,946	5,589,644
*	Arista Networks, Inc.	4,034	1,534,493
*	Arlo Technologies, Inc.	6,293	38,450
*	Arrow Electronics, Inc.	9,672	1,146,809
#*	Aspen Technology, Inc.	6,695	979,211
*	AstroNova, Inc.	760	12,198
*	Asure Software, Inc.	4,001	37,689
*	Atlassian Corp. P.L.C., Class A	622	202,225
*	Autodesk, Inc.	7,357	2,362,553
	Automatic Data Processing, Inc.	18,010	3,775,436
	Autoscope Technologies Corp.	2,380	15,851
#*	Avalara, Inc.	1,482	247,746
*	Avaya Holdings Corp.	17,602	426,320
*	Aviat Networks, Inc.	1,998	74,485
*	Avid Technology, Inc.	4,744	177,378
	Avnet, Inc.	16,990	702,027
*	Aware, Inc.	2,169	8,633
*	Axcelis Technologies, Inc.	5,425	209,134
*	AXT, Inc.	5,700	58,140
	Badger Meter, Inc.	4,076	411,798
	Bel Fuse, Inc., Class B	1,369	18,673
	Belden, Inc.	7,461	365,589
	Benchmark Electronics, Inc.	7,549	199,294
	BK Technologies Corp.	1,100	3,553
*	Black Knight, Inc.	9,603	795,224
*	Blackbaud, Inc.	6,516	464,786
#*	Blackline, Inc.	1,000	114,390
*	BM Technologies, Inc.	890	8,927
*	Bottomline Technologies De, Inc.	3,335	134,601
*	Box, Inc., Class A	3,111	74,415
*	Brightcove, Inc.	3,700	42,439
	Broadcom, Inc.	18,178	8,823,601
	Broadridge Financial Solutions, Inc.	8,064	1,399,023
	Brooks Automation, Inc.	7,538	670,957
*	Cadence Design Systems, Inc.	13,385	1,976,295
*	CalAmp Corp.	6,256	75,885
*	Calix, Inc.	5,648	264,213
*	Cambium Networks Corp.	2,670	117,614
*	Casa Systems, Inc.	12,947	97,232
	Cass Information Systems, Inc.	1,795	79,142
	CDK Global, Inc.	11,915	571,801
	CDW Corp.	9,929	1,820,482
#*	Cerence, Inc.	3,938	423,374
*	Ceridian HCM Holding, Inc.	3,620	356,208
*	CEVA, Inc.	3,198	158,749
*	ChannelAdvisor Corp.	1,349	31,418
*	Ciena Corp.	16,136	938,147
*	Cirrus Logic, Inc.	8,489	701,107
	Cisco Systems, Inc.	132,934	7,360,556
	Citrix Systems, Inc.	7,024	707,668
*	Clearfield, Inc.	600	26,112
*	Cloudera, Inc.	24,341	386,292
*	Cloudflare, Inc., Class A	789	93,599
	CMC Materials, Inc.	2,582	373,460
	Cognex Corp.	6,239	564,068
	Cognizant Technology Solutions Corp., Class A	32,419	2,383,769
*	Cognyte Software, Ltd.	6,720	174,518
*	Coherent, Inc.	2,590	636,985

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Cohu, Inc.	5,805	$205,555
*	CommScope Holding Co., Inc.	25,355	536,512
#	Communications Systems, Inc.	400	2,768
*	CommVault Systems, Inc.	2,704	204,395
*	Computer Task Group, Inc.	1,200	10,692
	Comtech Telecommunications Corp.	4,246	106,023
*	Concentrix Corp.	8,494	1,390,723
*	Conduent, Inc.	12,114	81,285
*	Cornerstone OnDemand, Inc.	2,231	106,954
*	Coupa Software, Inc.	663	143,871
#*	CPS Technologies Corp.	10,220	66,941
#*	Cree, Inc.	7,335	680,395
	CSG Systems International, Inc.	5,276	239,319
	CTS Corp.	5,074	177,539
*	CyberOptics Corp.	1,062	49,755
*	Daktronics, Inc.	6,045	36,935
*	Data I/O Corp.	2,012	12,414
*	Dell Technologies, Inc., Class C	8,451	816,536
*	Digi International, Inc.	3,785	78,274
*	Digital Turbine, Inc.	6,691	421,198
*	Diodes, Inc.	7,824	641,568
*	DocuSign, Inc.	762	227,106
	Dolby Laboratories, Inc., Class A	5,058	491,132
*	Dropbox, Inc., Class A	24,248	763,570
*	DSP Group, Inc.	4,082	65,516
*	DXC Technology Co.	27,407	1,095,732
*	Dynatrace, Inc.	5,807	370,893
*	DZS, Inc.	2,798	55,261
#	Ebix, Inc.	4,651	140,553
*	EchoStar Corp., Class A	8,530	190,219
*	eGain Corp.	1,800	21,006
*	Elastic N.V.	669	99,052
*	EMCORE Corp.	2,998	26,203
*	Enphase Energy, Inc.	4,282	811,867
	Entegris, Inc.	8,790	1,060,426
*	Envestnet, Inc.	5,028	378,256
*	EPAM Systems, Inc.	2,074	1,161,025
*	ePlus, Inc.	2,309	213,490
*	Euronet Worldwide, Inc.	3,742	534,432
#*	Everbridge, Inc.	410	57,900
	EVERTEC, Inc.	11,376	497,131
*	Evo Payments, Inc., Class A	3,142	91,746
*	ExlService Holdings, Inc.	4,354	492,960
*	F5 Networks, Inc.	6,289	1,298,741
*	Fabrinet	4,857	459,084
*	Fair Isaac Corp.	2,660	1,393,601
*	FARO Technologies, Inc.	2,355	171,656
	Fidelity National Information Services, Inc.	14,718	2,193,718
*	FireEye, Inc.	18,119	366,004
*	First Solar, Inc.	11,980	1,030,759
*	Fiserv, Inc.	8,584	988,104
*	Five9, Inc.	706	142,111
*	FleetCor Technologies, Inc.	7,229	1,866,672
*	Flex, Ltd.	79,177	1,422,811
*	FormFactor, Inc.	10,578	394,136
*	Fortinet, Inc.	9,047	2,462,955
*	Frequency Electronics, Inc.	400	4,008
*	Gartner, Inc.	8,725	2,309,769
*	Genasys, Inc.	2,273	12,729

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Genpact, Ltd.	24,362	$1,213,471
	Global Payments, Inc.	7,975	1,542,445
*	Globant SA	2,607	623,490
*	GoDaddy, Inc., Class A	8,670	726,979
*	GreenSky, Inc., Class A	3,651	23,987
*	GSI Technology, Inc.	1,378	7,565
*	GTY Technology Holdings, Inc.	3,689	25,528
*	Guidewire Software, Inc.	3,721	428,659
	Hackett Group, Inc. (The)	6,384	114,401
#*	Harmonic, Inc.	12,292	108,784
	Hewlett Packard Enterprise Co.	84,511	1,225,409
	HP, Inc.	31,351	905,103
*	HubSpot, Inc.	457	272,381
#*	I3 Verticals, Inc., Class A	1,874	59,818
*	Ichor Holdings, Ltd.	4,545	234,386
#*	Identiv, Inc.	2,636	42,914
*	IEC Electronics Corp.	1,700	18,700
#*	II-VI, Inc.	11,394	795,415
*	Immersion Corp.	4,084	30,875
#*	Infinera Corp.	21,876	216,791
	Information Services Group, Inc.	6,970	41,611
*	Innodata, Inc.	4,000	27,360
*	Insight Enterprises, Inc.	6,112	613,523
	Intel Corp.	207,224	11,132,073
	InterDigital, Inc.	4,351	286,687
	International Business Machines Corp.	44,882	6,326,567
*	inTEST Corp.	5,747	82,240
	Intuit, Inc.	5,597	2,966,242
*	IPG Photonics Corp.	4,604	1,004,409
#*	Issuer Direct Corp.	1,000	27,960
#*	Iteris, Inc.	7,387	46,021
*	Itron, Inc.	4,963	489,451
#*	J2 Global, Inc.	7,345	1,037,628
	Jabil, Inc.	24,596	1,464,446
	Jack Henry & Associates, Inc.	8,527	1,484,465
	Juniper Networks, Inc.	34,169	961,516
*	Key Tronic Corp.	700	4,669
*	Keysight Technologies, Inc.	12,853	2,114,961
*	Kimball Electronics, Inc.	4,412	89,961
	KLA Corp.	9,669	3,366,359
*	Knowles Corp.	13,964	279,839
	Kulicke & Soffa Industries, Inc.	10,024	544,905
*	KVH Industries, Inc.	2,284	25,855
	Lam Research Corp.	6,730	4,289,769
*	Lattice Semiconductor Corp.	8,547	485,042
*	LGL Group, Inc. (The)	276	2,859
#*	LightPath Technologies, Inc., Class A	13,253	31,410
#*	Limelight Networks, Inc.	10,418	29,275
	Littelfuse, Inc.	2,767	735,994
*	LiveRamp Holdings, Inc.	9,464	378,655
#*	Lumentum Holdings, Inc.	7,258	609,599
*	Luna Innovations, Inc.	4,600	56,718
*	MACOM Technology Solutions Holdings, Inc.	7,462	460,555
*	Magnachip Semiconductor Corp.	3,475	72,211
*	Manhattan Associates, Inc.	7,823	1,248,785
	Marvell Technology, Inc.	32,976	1,995,378
	Mastercard, Inc., Class A	32,793	12,656,130
	Maxim Integrated Products, Inc.	15,883	1,586,871
	Maximus, Inc.	8,637	768,693

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	MaxLinear, Inc.	4,581	$220,942
	Methode Electronics, Inc.	6,969	333,327
	Microchip Technology, Inc.	12,425	1,778,266
*	Micron Technology, Inc.	48,428	3,757,044
	Microsoft Corp.	276,450	78,763,369
#*	MicroStrategy, Inc., Class A	1,129	706,765
*	Mimecast, Ltd.	2,199	122,154
#*	Mitek Systems, Inc.	3,171	70,111
	MKS Instruments, Inc.	6,866	1,074,117
*	Model N, Inc.	1,432	46,354
*	Momentive Global, Inc.	2,046	42,966
*	MoneyGram International, Inc.	2,200	22,748
#*	MongoDB, Inc.	499	179,101
	Monolithic Power Systems, Inc.	1,617	726,453
	Motorola Solutions, Inc.	6,113	1,368,823
#*	N-Able, Inc.	5,470	75,486
*	Napco Security Technologies, Inc.	990	34,997
	National Instruments Corp.	13,427	592,265
*	NCR Corp.	17,277	767,099
*	NeoPhotonics Corp.	3,479	33,746
	NetApp, Inc.	19,894	1,583,363
*	NETGEAR, Inc.	5,417	185,532
*	NetScout Systems, Inc.	11,956	343,855
*	NetSol Technologies, Inc.	4,411	20,202
	Network-1 Technologies, Inc.	3,500	10,570
*	New Relic, Inc.	959	66,248
*	nLight, Inc.	1,456	50,509
*	Nortech Systems, Inc.	3,549	42,588
	NortonLifeLock, Inc.	34,848	864,927
*	Novanta, Inc.	3,633	510,110
*	Nuance Communications, Inc.	12,289	674,666
	NVE Corp.	473	35,508
	NVIDIA Corp.	26,100	5,089,239
#*	Okta, Inc.	828	205,170
*	ON Semiconductor Corp.	30,525	1,192,306
*	OneSpan, Inc.	4,122	101,690
*	Onto Innovation, Inc.	7,973	558,748
*	Optical Cable Corp.	2,889	12,943
	Oracle Corp.	68,653	5,982,422
*	OSI Systems, Inc.	2,831	283,242
#*	PagerDuty, Inc.	1,317	53,457
*	Palo Alto Networks, Inc.	654	260,979
#*	PAR Technology Corp.	700	42,735
	Paychex, Inc.	24,802	2,822,964
*	Paycom Software, Inc.	3,062	1,224,800
*	Paylocity Holding Corp.	2,281	473,216
*	PayPal Holdings, Inc.	10,382	2,860,552
	PC Connection, Inc.	4,626	220,013
	PC-Tel, Inc.	700	4,655
*	PDF Solutions, Inc.	3,755	70,256
	Pegasystems, Inc.	1,201	153,296
*	Perficient, Inc.	5,213	491,534
*	PFSweb, Inc.	1,937	22,779
*	Photronics, Inc.	9,051	121,012
#*	Ping Identity Holding Corp.	700	15,449
*	Pixelworks, Inc.	10,016	30,148
*	Plexus Corp.	4,564	412,220
	Power Integrations, Inc.	7,290	707,057
	Progress Software Corp.	5,856	266,975

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Proofpoint, Inc.	1,353	$236,315
*	PTC, Inc.	4,399	595,845
*	Pure Storage, Inc., Class A	16,760	327,155
#*	Q2 Holdings, Inc.	1,124	116,120
	QAD, Inc., Class A	1,197	103,840
	QAD, Inc., Class B	92	7,917
*	Qorvo, Inc.	6,874	1,303,242
	QUALCOMM, Inc.	41,894	6,275,721
*	Qualys, Inc.	4,010	407,256
#*	QuickLogic Corp.	1,300	6,890
*	Rambus, Inc.	17,769	420,415
#*	RealNetworks, Inc.	17,006	31,121
*	RF Industries, Ltd.	4,019	38,462
*	Ribbon Communications, Inc.	17,426	120,414
	Richardson Electronics, Ltd.	900	6,984
#*	Rimini Street, Inc.	6,715	58,353
*	RingCentral, Inc., Class A	529	141,386
*	Rogers Corp.	2,282	434,949
#*	Sailpoint Technologies Holdings, Inc.	4,072	203,559
*	salesforce.com, Inc.	12,734	3,080,737
*	Sanmina Corp.	10,807	415,205
	Sapiens International Corp. NV	5,349	134,848
*	ScanSource, Inc.	4,044	111,574
#	Seagate Technology Holdings P.L.C	12,867	1,131,009
*	SecureWorks Corp., Class A	1,655	33,199
*	Semtech Corp.	5,651	349,853
*	ServiceNow, Inc.	712	418,578
*	SharpSpring, Inc.	1,890	32,111
#*	ShotSpotter, Inc.	600	27,420
*	SigmaTron International, Inc.	1,880	11,393
*	Silicon Laboratories, Inc.	3,417	509,099
	Skyworks Solutions, Inc.	12,725	2,347,890
*	SMART Global Holdings, Inc.	3,473	162,675
*	Smartsheet, Inc., Class A	726	52,671
*	Smith Micro Software, Inc.	2,761	15,627
*	SolarEdge Technologies, Inc.	2,575	668,161
#*	SolarWinds Corp.	10,940	122,966
*	Splunk, Inc.	1,941	275,583
*	SPS Commerce, Inc.	2,414	263,005
*	Square, Inc., Class A	1,700	420,342
	SS&C Technologies Holdings, Inc.	16,269	1,275,327
*	StarTek, Inc.	2,316	16,258
*	Steel Connect, Inc.	5,455	10,365
*	Stratasys, Ltd.	9,417	185,892
*	SunPower Corp.	1,257	31,136
*	Super Micro Computer, Inc.	7,652	291,082
	Switch, Inc., Class A	7,508	155,115
*	Sykes Enterprises, Inc.	8,051	432,017
#*	Synaptics, Inc.	5,180	786,946
*	Synchronoss Technologies, Inc.	10,100	28,684
	SYNNEX Corp.	8,494	1,015,373
*	Synopsys, Inc.	3,339	961,599
	Taitron Components, Inc., Class A	1,898	8,769
	TE Connectivity, Ltd.	13,644	2,012,081
*	Teradata Corp.	11,794	585,690
	Teradyne, Inc.	14,666	1,862,582
*	TESSCO Technologies, Inc.	672	4,039
	Texas Instruments, Inc.	39,303	7,491,938
*	Trade Desk, Inc. (The), Class A	9,310	762,582

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	TransAct Technologies, Inc.	400	$6,660
*	Trimble, Inc.	12,840	1,097,820
*	Trio-Tech International	100	486
	TTEC Holdings, Inc.	7,261	758,774
*	TTM Technologies, Inc.	14,881	208,185
#*	Turtle Beach Corp.	1,985	61,337
*	Twilio, Inc., Class A	1,220	455,780
*	Tyler Technologies, Inc.	731	360,120
#	Ubiquiti, Inc.	698	218,544
*	Ultra Clean Holdings, Inc.	6,838	369,320
*	Unisys Corp.	6,481	144,850
	Universal Display Corp.	2,107	494,070
*	Upland Software, Inc.	1,918	69,048
*	Usio, Inc.	2,900	16,298
*	Veeco Instruments, Inc.	7,044	163,421
#*	Verint Systems, Inc.	6,720	286,742
*	VeriSign, Inc.	4,227	914,596
#*	Verra Mobility Corp.	19,952	305,465
#*	Viasat, Inc.	8,406	417,274
*	Viavi Solutions, Inc.	23,114	385,773
#	Visa, Inc., Class A	61,541	15,163,087
	Vishay Intertechnology, Inc.	22,767	503,834
*	Vishay Precision Group, Inc.	793	28,810
*	VMware, Inc., Class A	1,858	285,649
*	Vonage Holdings Corp.	22,709	323,830
	Vontier Corp.	8,842	286,039
	Wayside Technology Group, Inc.	200	5,670
*	Western Digital Corp.	17,059	1,107,641
	Western Union Co. (The)	37,354	866,986
*	WEX, Inc.	4,122	782,067
#*	WidePoint Corp.	3,619	22,510
*	Workday, Inc., Class A	696	163,142
	Xerox Holdings Corp.	22,478	542,394
	Xilinx, Inc.	10,402	1,558,636
	Xperi Holding Corp.	13,541	281,247
*	Zebra Technologies Corp., Class A	3,303	1,824,841
#*	Zendesk, Inc.	863	112,647
*	Zix Corp.	5,219	38,673
*	Zoom Video Communications, Inc., Class A	289	109,271
*	Zscaler, Inc.	254	59,921
TOTAL INFORMATION TECHNOLOGY			455,302,818
MATERIALS — (4.4%)
*	Advanced Emissions Solutions, Inc.	6,959	52,332
*	AdvanSix, Inc.	5,953	199,128
	Albemarle Corp.	6,034	1,243,245
*	Allegheny Technologies, Inc.	18,002	369,581
	Amcor P.L.C.	74,077	856,330
	American Vanguard Corp.	4,707	77,713
*	Ampco-Pittsburgh Corp.	689	4,292
	AptarGroup, Inc.	8,574	1,105,360
*	Arconic Corp.	17,219	618,851
	Ashland Global Holdings, Inc.	7,313	622,117
	Avery Dennison Corp.	8,318	1,752,436
	Avient Corp.	14,493	703,200
*	Axalta Coating Systems, Ltd.	33,036	994,384
	Balchem Corp.	3,382	456,198
	Ball Corp.	22,381	1,810,175
*	Berry Global Group, Inc.	19,756	1,270,113

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
#	Caledonia Mining Corp., P.L.C.	1,877	$23,857
	Celanese Corp., Class A	5,817	906,114
*	Century Aluminum Co.	13,837	201,467
	Chase Corp.	1,440	167,803
*	Clearwater Paper Corp.	3,333	98,290
*	Coeur Mining, Inc.	39,493	297,777
	Commercial Metals Co.	21,515	705,692
	Compass Minerals International, Inc.	5,350	366,796
*	Core Molding Technologies, Inc.	1,483	21,103
	Corteva, Inc.	38,686	1,654,987
	Crown Holdings, Inc.	16,684	1,664,396
*	Domtar Corp.	9,965	547,178
	Dow, Inc.	40,551	2,520,650
	DuPont de Nemours, Inc.	8,183	614,134
	Eastman Chemical Co.	11,248	1,267,875
	Ecolab, Inc.	5,851	1,292,076
	Ecovyst, Inc.	6,556	102,011
	Element Solutions, Inc.	43,085	1,007,758
*	Ferro Corp.	15,399	320,299
»	Ferroglobe Representation & Warranty Insurance Trust	21,032	0
*	Flexible Solutions International, Inc.	3,105	12,793
	FMC Corp.	10,539	1,127,146
*	Forterra, Inc.	6,920	163,243
	Fortitude Gold Corp.	2,144	16,530
	Freeport-McMoRan, Inc.	47,114	1,795,043
	FutureFuel Corp.	5,733	48,730
*	GCP Applied Technologies, Inc.	11,750	273,187
	Glatfelter Corp.	8,364	127,384
	Gold Resource Corp.	1,188	2,507
	Graphic Packaging Holding Co.	45,360	869,551
	Greif, Inc., Class A	5,069	307,283
	Greif, Inc., Class B	1,804	109,828
	Hawkins, Inc.	3,498	127,012
	Haynes International, Inc.	2,316	87,383
	HB Fuller Co.	7,835	506,298
	Hecla Mining Co.	75,093	502,372
	Huntsman Corp.	31,273	825,920
#*	Ikonics Corp.	1,200	26,340
*	Ingevity Corp.	4,396	373,396
	Innospec, Inc.	3,417	302,234
	International Flavors & Fragrances, Inc.	11,691	1,761,132
	International Paper Co.	26,362	1,522,669
*	Intrepid Potash, Inc.	1,065	32,270
	Kaiser Aluminum Corp.	1,125	136,890
*	Koppers Holdings, Inc.	2,199	67,531
*	Kraton Corp.	5,299	202,369
	Kronos Worldwide, Inc.	11,641	161,926
	Linde P.L.C.	6,828	2,098,859
#*	Livent Corp.	13,699	267,267
	Louisiana-Pacific Corp.	15,390	853,222
	LyondellBasell Industries NV, Class A	34,597	3,436,520
	Martin Marietta Materials, Inc.	3,289	1,194,894
	Materion Corp.	3,754	267,885
	Mercer International, Inc.	9,632	112,020
	Minerals Technologies, Inc.	5,497	440,969
	Mosaic Co. (The)	24,896	777,502
	Myers Industries, Inc.	5,581	118,206
	Neenah, Inc.	3,401	170,968
	NewMarket Corp.	1,490	470,706

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Newmont Corp.	24,758	$1,555,298
#	Nexa Resources SA	8,788	74,259
	Northern Technologies International Corp.	1,079	20,156
	Nucor Corp.	26,786	2,786,280
*	O-I Glass, Inc.	22,107	326,963
	Packaging Corp. of America	10,669	1,509,663
	PPG Industries, Inc.	15,216	2,488,120
#	Quaker Chemical Corp.	587	147,771
*	Ranpak Holdings Corp.	3,538	90,644
*	Rayonier Advanced Materials, Inc.	5,632	39,255
	Reliance Steel & Aluminum Co.	8,232	1,293,659
	Resolute Forest Products, Inc.	12,553	149,883
	Royal Gold, Inc.	5,046	613,190
	RPM International, Inc.	15,128	1,309,934
*	Ryerson Holding Corp.	2,729	42,927
	Schnitzer Steel Industries, Inc., Class A	3,400	178,228
	Scotts Miracle-Gro Co. (The)	5,681	1,005,310
	Sealed Air Corp.	10,249	581,631
	Sensient Technologies Corp.	6,428	560,393
	Sherwin-Williams Co. (The)	11,694	3,403,305
	Silgan Holdings, Inc.	18,127	734,506
	Sonoco Products Co.	13,576	866,013
	Steel Dynamics, Inc.	32,841	2,116,602
	Stepan Co.	3,841	453,046
*	Summit Materials, Inc., Class A	19,243	646,565
*	Trecora Resources	2,437	19,301
	Tredegar Corp.	4,800	62,736
	Trinseo SA	6,272	340,946
*	UFP Technologies, Inc.	1,356	81,062
	United States Lime & Minerals, Inc.	600	83,400
*	US Concrete, Inc.	2,301	167,536
	Valvoline, Inc.	18,327	562,272
*	Venator Materials P.L.C.	4,866	15,425
	Verso Corp., Class A	6,331	120,416
	Vulcan Materials Co.	6,953	1,251,470
	Westlake Chemical Corp.	8,677	719,497
	WestRock Co.	18,001	885,829
	Worthington Industries, Inc.	9,015	576,690
	WR Grace & Co.	6,973	485,321
TOTAL MATERIALS			75,979,205
REAL ESTATE — (0.4%)
*	CBRE Group, Inc., Class A	19,449	1,876,050
	CTO Realty Growth, Inc.	494	27,758
#*	Cushman & Wakefield P.L.C.	18,115	338,207
#*	eXp World Holdings, Inc.	6,718	241,311
*	Five Point Holdings LLC, Class A	3,432	28,726
*	Forestar Group, Inc.	5,762	117,948
*	FRP Holdings, Inc.	1,450	87,188
*	Howard Hughes Corp. (The)	6,335	587,318
	Indus Realty Trust, Inc.	381	25,737
*	Jones Lang LaSalle, Inc.	6,112	1,360,348
	Kennedy-Wilson Holdings, Inc.	20,101	405,839
*	Marcus & Millichap, Inc.	7,113	283,026
	Newmark Group, Inc., Class A	22,861	294,450
*	Rafael Holdings, Inc., Class B	1,879	95,096
	RE/MAX Holdings, Inc., Class A	3,265	111,989
*	Realogy Holdings Corp.	17,500	310,100
#*	Redfin Corp.	670	39,242

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
	RMR Group, Inc. (The), Class A	2,582	$101,318
	St Joe Co. (The)	7,837	354,781
*	Stratus Properties, Inc.	889	26,803
*	Tejon Ranch Co.	3,235	58,974
TOTAL REAL ESTATE			6,772,209
UTILITIES — (0.8%)
	American States Water Co.	4,161	367,499
	American Water Works Co., Inc.	6,942	1,180,904
	Artesian Resources Corp., Class A	900	35,172
	Atmos Energy Corp.	4,786	471,852
#	Avangrid, Inc.	2,967	154,699
	Avista Corp.	5,800	248,414
	Brookfield Renewable Corp., Class A	15,352	651,539
	California Water Service Group	4,692	294,095
	Chesapeake Utilities Corp.	1,966	244,944
	Clearway Energy, Inc., Class A	4,357	117,421
	Clearway Energy, Inc., Class C	7,141	204,804
	Consolidated Edison, Inc.	11,061	815,970
	Consolidated Water Co., Ltd.	959	12,160
	Edison International	13,534	737,603
#	Essential Utilities, Inc.	12,048	591,798
	Eversource Energy	7,386	637,190
	Exelon Corp.	16,031	750,251
	Genie Energy, Ltd., Class B	1,601	9,430
	Global Water Resources, Inc.	1,500	26,430
	MDU Resources Group, Inc.	22,237	705,358
	Middlesex Water Co.	1,498	152,407
	New Jersey Resources Corp.	13,760	530,035
	Northwest Natural Holding Co.	2,744	143,484
	ONE Gas, Inc.	3,622	267,231
#	Ormat Technologies, Inc.	6,540	456,100
#*	PG&E Corp.	65,094	572,176
	PNM Resources, Inc.	7,457	360,397
*	Pure Cycle Corp.	3,694	57,109
	RGC Resources, Inc.	150	3,804
	Sempra Energy	4,423	577,865
	SJW Group	2,694	185,697
#	South Jersey Industries, Inc.	8,752	220,288
	Southwest Gas Holdings, Inc.	4,256	297,622
#	Spark Energy, Inc., Class A	1,000	11,130
	Spire, Inc.	4,326	306,930
#*	Sunnova Energy International, Inc.	10,202	388,696
	UGI Corp.	10,950	503,590
	Unitil Corp.	1,532	81,073
	York Water Co. (The)	1,162	56,078
TOTAL UTILITIES			13,429,245
TOTAL COMMON STOCKS			1,684,898,704
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	1,025	28,946
CONSUMER DISCRETIONARY — (0.0%)
	Qurate Retail, Inc., 8.000%	639	69,319

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†

INDUSTRIALS — (0.0%)
(r)	WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	3,380	$104,949
TOTAL PREFERRED STOCKS			203,214
RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
*»	Nabors Industries, Ltd. Warrants 06/11/26	518	3,367
TOTAL INVESTMENT SECURITIES (Cost $834,247,702)			1,685,107,793

TEMPORARY CASH INVESTMENTS — (0.3%)
	State Street Institutional U.S. Government Money Market Fund 0.025%	4,648,366	4,648,366
SECURITIES LENDING COLLATERAL — (1.8%)
@§	The DFA Short Term Investment Fund	2,755,389	31,879,850
TOTAL INVESTMENTS — (100.0%)
(Cost $870,773,449)^^			$1,721,636,009
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$2,508	—	$2,508
Common Stocks
Communication Services	$148,572,936	—	—	148,572,936
Consumer Discretionary	244,852,558	1,156	—	244,853,714
Consumer Staples	90,241,493	—	—	90,241,493
Energy	22,445,088	—	—	22,445,088
Financials	267,139,935	698	—	267,140,633
Health Care	120,078,275	50,333	—	120,128,608
Industrials	240,032,755	—	—	240,032,755
Information Technology	455,302,818	—	—	455,302,818
Materials	75,979,205	—	—	75,979,205
Real Estate	6,772,209	—	—	6,772,209
Utilities	13,429,245	—	—	13,429,245
Preferred Stocks
Communication Services	28,946	—	—	28,946
Consumer Discretionary	69,319	—	—	69,319
Industrials	104,949	—	—	104,949
Rights/Warrants
Energy	—	3,367	—	3,367
Temporary Cash Investments	4,648,366	—	—	4,648,366
Securities Lending Collateral	—	31,879,850	—	31,879,850
TOTAL	$1,689,698,097	$31,937,912	—	$1,721,636,009

U.S. Sustainability Core 1 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)

		Face Amount	Value†
		(000)
BONDS — (0.0%)
GAMCO Investors, Inc.
»	4.000%, 06/15/23	3	$2,879

		Shares
COMMON STOCKS — (98.5%)
COMMUNICATION SERVICES — (10.2%)
	Activision Blizzard, Inc.	59,427	4,969,286
*	Alphabet, Inc., Class A	32,807	88,399,446
*	Alphabet, Inc., Class C	30,867	83,477,332
*	Altice USA, Inc., Class A	72,276	2,221,042
*	AMC Networks, Inc., Class A	11,520	576,461
*	Angi, Inc.	12,857	147,984
	AT&T, Inc.	207,990	5,834,120
	ATN International, Inc.	2,915	125,491
*	Boston Omaha Corp., Class A	14,901	487,412
#	Cable One, Inc.	1,536	2,899,953
*	Cargurus, Inc.	24,707	706,620
*	Cars.com, Inc.	37,498	452,976
*	Charter Communications, Inc., Class A	18,268	13,592,305
*	Cincinnati Bell, Inc.	6,277	96,289
#*	Cinemark Holdings, Inc.	17,670	274,415
	Cogent Communications Holdings, Inc.	2,374	184,246
	Comcast Corp., Class A	551,024	32,416,742
*	comScore, Inc.	31,872	127,807
*	Consolidated Communications Holdings, Inc.	4,371	33,613
*	Daily Journal Corp.	490	163,170
#*	Discovery, Inc., Class A	35,709	1,035,918
*	Discovery, Inc., Class C	74,277	2,013,649
#*	DISH Network Corp., Class A	70,297	2,944,741
	Electronic Arts, Inc.	36,174	5,207,609
*	Entercom Communications Corp.	46,777	166,994
	Entravision Communications Corp., Class A	2,498	15,363
#*	Eventbrite, Inc., Class A	13,008	231,152
	EW Scripps Co. (The), Class A	32,768	625,213
*	Facebook, Inc., Class A	328,037	116,879,583
*	Fluent, Inc.	15,836	39,432
	Fox Corp., Class A	58,287	2,078,514
	Fox Corp., Class B	44,206	1,469,407
*	Gannett Co., Inc.	57,000	328,890
	Gray Television, Inc.	44,374	983,772
*	Hemisphere Media Group, Inc.	1,000	12,710
*	IAC/InterActiveCorp	4,158	570,852
*	IDT Corp., Class B	5,565	277,137
*	iHeartMedia, Inc., Class A	30,867	797,912
*	IMAX Corp.	9,764	157,591
	Interpublic Group of Cos., Inc. (The)	226,029	7,992,385
*	Iridium Communications, Inc.	36,910	1,558,709
	John Wiley & Sons, Inc., Class A	13,388	786,947
	John Wiley & Sons, Inc., Class B	200	11,732
*	Liberty Broadband Corp., Class A	3,489	598,957
*	Liberty Broadband Corp., Class C	26,594	4,720,169
*	Liberty Media Corp.-Liberty Braves, Class C	9,240	244,398
*	Liberty Media Corp.-Liberty Formula One, Class C	1,951	91,560

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Media Corp.-Liberty SiriusXM, Class A	20,828	$972,459
*	Liberty Media Corp.-Liberty SiriusXM, Class C	45,004	2,079,185
*	Liberty TripAdvisor Holdings, Inc., Class A	11,867	49,604
*	Live Nation Entertainment, Inc.	24,982	1,970,830
#	Loral Space & Communications, Inc.	3,100	109,709
*	Madison Square Garden Entertainment Corp.	8,358	584,726
#*	Magnite, Inc.	6,395	193,769
*	Marchex, Inc., Class B	1,552	3,942
*	Match Group, Inc.	21,277	3,388,788
*	Meredith Corp.	11,393	497,191
	National CineMedia, Inc.	18,917	65,831
*	Netflix, Inc.	71,751	37,136,165
	New York Times Co. (The), Class A	37,000	1,619,860
	News Corp., Class A	83,596	2,058,970
	News Corp., Class B	44,107	1,036,956
	Nexstar Media Group, Inc., Class A	17,787	2,615,934
	Omnicom Group, Inc.	72,971	5,313,748
*	ORBCOMM, Inc.	6,700	75,643
*	Pinterest, Inc., Class A	22,609	1,331,670
*	QuinStreet, Inc.	12,200	223,748
*	Roku, Inc.	5,339	2,286,747
	Scholastic Corp.	10,432	350,620
#*	Sciplay Corp., Class A	6,293	101,254
	Shenandoah Telecommunications Co.	5,787	305,496
#	Sirius XM Holdings, Inc.	208,535	1,349,221
#*	Snap, Inc., Class A	56,189	4,181,585
*	Spotify Technology SA	14,879	3,402,381
*	Take-Two Interactive Software, Inc.	17,202	2,983,171
*	TechTarget, Inc.	6,809	497,602
	TEGNA, Inc.	93,070	1,649,200
*	T-Mobile US, Inc.	72,118	10,386,434
*	Townsquare Media, Inc., Class A	1,712	21,040
*	Travelzoo	800	10,984
*	TripAdvisor, Inc.	20,540	779,493
*	TrueCar, Inc.	28,167	148,158
*	Twitter, Inc.	68,465	4,775,434
	Verizon Communications, Inc.	432,221	24,109,287
	ViacomCBS, Inc., Class A	1,311	58,379
	ViacomCBS, Inc., Class B	69,026	2,825,234
*	Vimeo, Inc.	6,750	302,400
*	Walt Disney Co. (The)	91,124	16,039,647
#	World Wrestling Entertainment, Inc., Class A	9,617	474,887
*	Yelp, Inc.	19,479	728,515
*	Zedge, Inc., Class B	148	2,273
*	Zillow Group, Inc., Class A	8,093	867,003
#*	Zillow Group, Inc., Class C	22,358	2,375,761
*	Zynga, Inc., Class A	182,891	1,847,199
TOTAL COMMUNICATION SERVICES			533,216,139
CONSUMER DISCRETIONARY — (13.3%)
#*	1-800-Flowers.com, Inc., Class A	12,753	388,966
#*	2U, Inc.	20,246	878,676
	Aaron's Co., Inc. (The)	9,065	261,707
*	Abercrombie & Fitch Co., Class A	23,800	899,878
	Acushnet Holdings Corp.	27,826	1,425,526
*	Adient P.L.C.	21,238	894,757
*	Adtalem Global Education, Inc.	43	1,563
	Advance Auto Parts, Inc.	21,255	4,507,335
*	Amazon.com, Inc.	38,043	126,591,506

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	American Eagle Outfitters, Inc.	67,825	$2,337,928
*	American Outdoor Brands, Inc.	2,460	66,371
*	America's Car-Mart, Inc.	3,515	558,885
*	Aptiv P.L.C.	46,769	7,803,408
	Aramark	33,993	1,194,174
*	Arko Corp.	7,570	62,831
*	Asbury Automotive Group, Inc.	9,492	1,950,226
	Autoliv, Inc.	18,376	1,853,771
*	AutoNation, Inc.	33,478	4,061,886
*	AutoZone, Inc.	2,858	4,640,163
*	Barnes & Noble Education, Inc.	8,742	72,996
	Bassett Furniture Industries, Inc.	1,000	22,780
	Bath & Body Works, Inc.	72,647	5,816,845
*	Beazer Homes USA, Inc.	13,885	253,540
#*	Bed Bath & Beyond, Inc.	43,959	1,254,590
	Best Buy Co., Inc.	72,514	8,146,948
	Big Lots, Inc.	16,748	964,852
*	Biglari Holdings, Inc., Class A	4	3,180
*	BJ's Restaurants, Inc.	4,790	194,378
#*	Bloomin' Brands, Inc.	11,210	281,707
*	Bluegreen Vacations Holding Corp.	2,580	44,660
*	Booking Holdings, Inc.	2,802	6,103,485
*	Boot Barn Holdings, Inc.	8,600	743,212
	BorgWarner, Inc.	78,662	3,852,865
*	Bowl America, Inc., Class A	348	3,156
*	Bright Horizons Family Solutions, Inc.	208	31,096
*	Brinker International, Inc.	7,620	414,071
	Brunswick Corp.	23,474	2,450,686
	Buckle, Inc. (The)	19,647	826,746
*	Burlington Stores, Inc.	3,952	1,323,130
	Caleres, Inc.	13,300	329,042
*	Callaway Golf Co.	31,212	988,796
#	Camping World Holdings, Inc., Class A	9,784	385,098
*	Capri Holdings, Ltd.	47,347	2,666,110
*	CarMax, Inc.	40,563	5,433,414
*	Carrols Restaurant Group, Inc.	3,123	15,334
	Carter's, Inc.	21,340	2,085,772
#*	Carvana Co.	3,275	1,105,509
	Cato Corp. (The), Class A	7,874	129,921
*	Cavco Industries, Inc.	3,656	859,160
	Century Communities, Inc.	26,771	1,859,246
*	Cheesecake Factory, Inc. (The)	4,899	221,729
#*	Chewy, Inc., Class A	12,822	1,073,201
*	Chico's FAS, Inc.	18,276	112,946
*	Children's Place, Inc. (The)	3,358	283,180
*	Chipotle Mexican Grill, Inc.	1,766	3,290,835
*	Chuy's Holdings, Inc.	1,407	46,431
*	Citi Trends, Inc.	2,012	160,457
	Columbia Sportswear Co.	22,033	2,194,927
*	Conn's, Inc.	10,463	232,697
*	Container Store Group, Inc. (The)	9,388	98,762
»	Contra Zagg, Inc.	2,300	207
*	Cooper-Standard Holdings, Inc.	2,500	65,125
	Cracker Barrel Old Country Store, Inc.	5,085	692,475
*	Crocs, Inc.	12,938	1,757,110
	Crown Crafts, Inc.	1,603	11,750
	Culp, Inc.	400	5,988
	Dana, Inc.	25,377	613,108
*	Dave & Buster's Entertainment, Inc.	3,203	106,596

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Deckers Outdoor Corp.	8,861	$3,640,542
	Del Taco Restaurants, Inc.	3,674	31,266
*	Delta Apparel, Inc.	231	7,392
*	Denny's Corp.	6,766	95,198
*	Designer Brands, Inc., Class A	21,330	310,778
#	Dick's Sporting Goods, Inc.	17,702	1,843,486
	Dillard's, Inc., Class A	4,713	863,751
	Dollar General Corp.	40,589	9,442,625
*	Dollar Tree, Inc.	46,625	4,652,709
	Domino's Pizza, Inc.	1,212	636,894
*	Dorman Products, Inc.	5,159	521,833
	DR Horton, Inc.	135,795	12,958,917
	eBay, Inc.	138,858	9,471,504
*	El Pollo Loco Holdings, Inc.	8,900	165,629
	Escalade, Inc.	1,044	23,699
»	Escalante-Black Diamond Golf Club LLC	1,577	0
	Ethan Allen Interiors, Inc.	10,184	242,074
*	Etsy, Inc.	34,653	6,359,172
*	Everi Holdings, Inc.	14,851	336,969
*	Expedia Group, Inc.	8,799	1,415,495
*	Fiesta Restaurant Group, Inc.	521	6,976
*	Five Below, Inc.	12,813	2,491,103
	Flexsteel Industries, Inc.	1,661	57,304
*	Floor & Decor Holdings, Inc., Class A	22,018	2,686,416
	Foot Locker, Inc.	33,942	1,936,731
*	Ford Motor Co.	515,270	7,188,016
*	Fossil Group, Inc.	28,786	363,279
*	Fox Factory Holding Corp.	4,672	754,715
#	Franchise Group, Inc.	2,020	68,599
*	frontdoor, Inc.	19,230	941,116
	Gap, Inc. (The)	100,754	2,938,994
	Garmin, Ltd.	23,476	3,690,427
*	General Motors Co.	178,230	10,130,593
*	Genesco, Inc.	5,487	315,228
	Gentex Corp.	46,710	1,589,541
*	Gentherm, Inc.	4,770	395,576
	Genuine Parts Co.	44,561	5,655,682
*	G-III Apparel Group, Ltd.	20,945	625,418
*	GoPro, Inc., Class A	24,590	251,802
	Graham Holdings Co., Class B	741	492,513
*	Grand Canyon Education, Inc.	845	78,053
*	Green Brick Partners, Inc.	19,788	496,085
	Group 1 Automotive, Inc.	8,800	1,528,912
	Guess?, Inc.	34,648	773,343
	H&R Block, Inc.	12,980	318,659
#	Hamilton Beach Brands Holding Co., Class A	2,900	54,201
#	Hanesbrands, Inc.	97,553	1,781,318
	Harley-Davidson, Inc.	48,907	1,937,695
	Hasbro, Inc.	61,822	6,147,580
#	Haverty Furniture Cos., Inc.	9,089	327,113
*	Helen of Troy, Ltd.	2,970	663,468
	Hibbett, Inc.	6,448	571,680
*	Hilton Grand Vacations, Inc.	11,006	447,614
	Home Depot, Inc. (The)	127,443	41,825,518
	Hooker Furniture Corp.	4,239	140,692
*	Horizon Global Corp.	467	4,156
*	Hyatt Hotels Corp., Class A	3,975	317,483
	Installed Building Products, Inc.	15,704	1,884,480
#*	International Game Technology P.L.C.	70,699	1,325,606

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	iRobot Corp.	8,196	$717,150
*	J Alexander's Holdings, Inc.	327	4,516
	Jack in the Box, Inc.	3,644	396,686
	Johnson Outdoors, Inc., Class A	3,569	422,463
#*	Just Eat Takeaway.com NV, Sponsored ADR	41,098	723,736
	KB Home	49,972	2,120,812
	Kohl's Corp.	48,624	2,470,099
#	Kontoor Brands, Inc.	9,395	520,295
*	Lakeland Industries, Inc.	1,175	31,678
*	Lands' End, Inc.	11,225	430,254
*	Las Vegas Sands Corp.	17,746	751,543
	La-Z-Boy, Inc.	14,341	481,571
*	Lazydays Holdings, Inc.	2,854	59,563
	LCI Industries	10,429	1,520,757
	Lear Corp.	19,800	3,464,604
	Leggett & Platt, Inc.	39,058	1,875,956
	Lennar Corp., Class A	62,260	6,546,639
	Lennar Corp., Class B	4,565	394,188
	Levi Strauss & Co., Class A	929	25,566
*	LGI Homes, Inc.	13,550	2,315,695
	Lifetime Brands, Inc.	3,039	45,798
*	Lincoln Educational Services Corp.	4,082	28,329
*	Liquidity Services, Inc.	6,369	126,361
#	Lithia Motors, Inc., Class A	10,056	3,793,324
*	LKQ Corp.	88,508	4,491,781
*	Lovesac Co. (The)	3,397	206,198
	Lowe's Cos., Inc.	83,819	16,151,083
*	Lululemon Athletica, Inc.	25,330	10,136,306
*	Lumber Liquidators Holdings, Inc.	6,809	129,916
*	M/I Homes, Inc.	4,720	305,431
*	Macy's, Inc.	146,492	2,490,364
*	Malibu Boats, Inc., Class A	7,866	658,070
	Marine Products Corp.	1,421	23,248
*	MarineMax, Inc.	9,769	525,474
*	MasterCraft Boat Holdings, Inc.	14,511	386,863
#*	Mattel, Inc.	58,973	1,280,894
	McDonald's Corp.	62,076	15,066,466
	MDC Holdings, Inc.	41,471	2,211,234
»	Media General, Inc.	7,656	432
*	Meritage Homes Corp.	7,013	761,472
	MGM Resorts International	8,144	305,644
*	Modine Manufacturing Co.	13,597	227,478
#	Monro, Inc.	10,879	630,982
*	Motorcar Parts of America, Inc.	1,259	28,000
	Movado Group, Inc.	6,505	195,605
	Murphy USA, Inc.	13,391	1,975,306
	Nathan's Famous, Inc.	200	12,850
*	National Vision Holdings, Inc.	14,984	808,836
#*	Nautilus, Inc.	12,818	185,220
	Newell Brands, Inc.	138,193	3,420,277
	NIKE, Inc., Class B	203,559	34,098,168
*	Noodles & Co.	7,000	83,580
*	Nordstrom, Inc.	6,843	226,503
*	NVR, Inc.	1,550	8,095,030
*	ODP Corp. (The)	22,416	1,060,949
#*	Ollie's Bargain Outlet Holdings, Inc.	17,404	1,620,312
*	OneSpaWorld Holdings, Ltd.	10,155	100,331
*	O'Reilly Automotive, Inc.	11,724	7,079,420
	Oxford Industries, Inc.	3,124	271,569

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Papa John's International, Inc.	4,304	$491,172
	Patrick Industries, Inc.	6,454	533,294
#*	Penn National Gaming, Inc.	6,814	465,941
	Penske Automotive Group, Inc.	29,241	2,590,753
#	PetMed Express, Inc.	3,207	100,668
*	Planet Fitness, Inc., Class A	16,050	1,207,441
*	PlayAGS, Inc.	2,600	20,176
	Polaris, Inc.	19,586	2,567,137
	Pool Corp.	6,611	3,158,868
	PulteGroup, Inc.	153,192	8,405,645
*	Purple Innovation, Inc.	7,309	192,519
*	PVH Corp.	23,408	2,448,945
*	Quotient Technology, Inc.	34,246	371,912
	Qurate Retail, Inc., Class A	219,949	2,608,595
	Ralph Lauren Corp.	15,762	1,789,302
	RCI Hospitality Holdings, Inc.	2,033	127,591
	Rent-A-Center, Inc.	31,405	1,796,994
*	Revolve Group, Inc.	10,625	739,606
#*	RH	4,062	2,697,493
	Rocky Brands, Inc.	2,430	132,192
	Ross Stores, Inc.	45,793	5,618,343
*	Ruth's Hospitality Group, Inc.	4,263	85,132
*	Sally Beauty Holdings, Inc.	39,256	742,724
*	Scientific Games Corp., Class A	8,548	527,497
*	Select Interior Concepts, Inc., Class A	5,600	61,264
	Service Corp. International	19,455	1,215,743
*	Shake Shack, Inc., Class A	5,040	506,722
	Shoe Carnival, Inc.	4,352	146,662
	Shutterstock, Inc.	11,428	1,239,824
	Signet Jewelers, Ltd.	25,977	1,671,360
*	Skechers U.S.A., Inc., Class A	43,898	2,356,445
*	Skyline Champion Corp.	24,918	1,405,375
*	Sleep Number Corp.	6,945	689,013
	Sonic Automotive, Inc., Class A	11,575	631,416
*	Sonos, Inc.	25,569	853,493
*	Sportsman's Warehouse Holdings, Inc.	8,400	148,428
*	Stamps.com, Inc.	5,376	1,756,662
	Standard Motor Products, Inc.	4,500	187,920
	Starbucks Corp.	59,684	7,247,428
	Steven Madden, Ltd.	21,062	923,147
#*	Stitch Fix, Inc., Class A	13,287	716,435
*	Stoneridge, Inc.	2,300	66,585
	Strategic Education, Inc.	1,474	116,873
	Superior Group of Cos, Inc.	2,597	60,796
*	Tapestry, Inc.	84,453	3,572,362
	Target Corp.	82,339	21,494,596
*	Taylor Morrison Home Corp.	84,674	2,270,957
	Tempur Sealy International, Inc.	56,041	2,424,894
*	Terminix Global Holdings, Inc.	30,718	1,612,695
*	Tesla, Inc.	36,978	25,411,282
	Texas Roadhouse, Inc.	9,464	872,297
	Thor Industries, Inc.	19,480	2,305,653
	Tilly's, Inc., Class A	2,874	42,621
	TJX Cos., Inc. (The)	137,939	9,491,583
	Toll Brothers, Inc.	56,111	3,325,699
*	TopBuild Corp.	7,056	1,430,181
	Tractor Supply Co.	15,623	2,826,669
	Travel & Leisure Co.	10,369	537,114
*	Tri Pointe Homes, Inc.	73,914	1,782,806

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Tupperware Brands Corp.	440	$9,192
*	Ulta Beauty, Inc.	15,117	5,076,289
*	Under Armour, Inc., Class A	43,304	885,567
*	Under Armour, Inc., Class C	53,975	945,642
*	Unifi, Inc.	2,171	51,214
*	Universal Electronics, Inc.	2,865	133,910
*	Universal Technical Institute, Inc.	2,800	17,024
*	Urban Outfitters, Inc.	38,399	1,427,675
*	Vail Resorts, Inc.	2,453	748,656
#*	Veoneer, Inc.	6,794	212,788
*	Vera Bradley, Inc.	8,300	91,383
	VF Corp.	51,392	4,121,638
*	Visteon Corp.	9,352	1,066,596
*	VOXX International Corp.	7,000	79,940
#*	Wayfair, Inc., Class A	10,428	2,516,902
	Wendy's Co. (The)	42,372	983,454
	Weyco Group, Inc.	1,334	29,762
	Whirlpool Corp.	21,164	4,688,673
	Williams-Sonoma, Inc.	30,406	4,612,590
	Wingstop, Inc.	4,049	693,634
	Winmark Corp.	415	87,490
	Winnebago Industries, Inc.	15,388	1,105,936
	Wolverine World Wide, Inc.	24,959	837,125
#*	Wynn Resorts, Ltd.	8,926	877,694
#*	YETI Holdings, Inc.	14,730	1,418,941
	Yum! Brands, Inc.	33,004	4,336,396
*	Zumiez, Inc.	11,415	498,265
TOTAL CONSUMER DISCRETIONARY			699,129,215
CONSUMER STAPLES — (5.3%)
	Alico, Inc.	390	14,746
	Andersons, Inc. (The)	9,289	248,016
	B&G Foods, Inc.	4,822	138,488
#*	Beyond Meat, Inc.	664	81,473
#*	Bioceres Crop Solutions Corp.	1,600	22,368
#*	BJ's Wholesale Club Holdings, Inc.	30,887	1,564,118
#*	Boston Beer Co., Inc. (The), Class A	2,106	1,495,260
	Brown-Forman Corp., Class A	9,188	614,585
	Brown-Forman Corp., Class B	47,710	3,383,593
	Calavo Growers, Inc.	2,429	136,850
#	Campbell Soup Co.	43,519	1,902,651
	Casey's General Stores, Inc.	15,950	3,153,474
#*	Celsius Holdings, Inc.	4,242	291,128
#*	Central Garden & Pet Co.	2,583	124,733
*	Central Garden & Pet Co., Class A	9,918	429,549
*	Chefs' Warehouse, Inc. (The)	15,442	446,583
	Church & Dwight Co., Inc.	33,119	2,867,443
	Clorox Co. (The)	15,321	2,771,416
	Coca-Cola Co. (The)	439,269	25,051,511
	Coca-Cola Consolidated, Inc.	2,653	1,058,945
	Colgate-Palmolive Co.	68,973	5,483,353
	Constellation Brands, Inc., Class A	20,738	4,652,363
	Costco Wholesale Corp.	67,351	28,942,072
*	Coty, Inc., Class A	354,785	3,097,273
*	Darling Ingredients, Inc.	24,005	1,658,025
	Edgewell Personal Care Co.	21,670	890,204
*	elf Beauty, Inc.	15,214	420,059
#	Energizer Holdings, Inc.	19,027	815,307
	Estee Lauder Cos., Inc. (The), Class A	45,576	15,214,636

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Farmer Bros Co.	4,900	$47,481
	Flowers Foods, Inc.	42,141	992,842
	Fresh Del Monte Produce, Inc.	6,265	193,338
*	Freshpet, Inc.	2,255	330,245
	General Mills, Inc.	135,591	7,980,886
#*	Grocery Outlet Holding Corp.	22,910	758,779
#*	Hain Celestial Group, Inc. (The)	34,947	1,394,735
*	Herbalife Nutrition, Ltd.	35,997	1,833,687
*	Hostess Brands, Inc.	31,051	499,611
#	Ingles Markets, Inc., Class A	6,895	412,045
	Inter Parfums, Inc.	9,882	759,629
	J&J Snack Foods Corp.	2,953	485,414
	JM Smucker Co. (The)	25,811	3,384,080
	John B. Sanfilippo & Son, Inc.	1,549	143,066
	Kellogg Co.	54,901	3,478,527
	Keurig Dr Pepper, Inc.	70,028	2,465,686
	Kraft Heinz Co. (The)	97,954	3,768,290
	Kroger Co. (The)	219,984	8,953,349
	Lamb Weston Holdings, Inc.	15,234	1,017,174
	Lancaster Colony Corp.	4,167	824,524
*	Landec Corp.	1,591	17,406
*	Lifevantage Corp.	2,374	19,277
	McCormick & Co., Inc.	46,008	3,872,493
	McCormick & Co., Inc.	400	33,666
	Medifast, Inc.	3,226	921,055
*	Monster Beverage Corp.	62,540	5,898,773
#	National Beverage Corp.	15,334	695,857
*	Natural Alternatives International, Inc.	1,014	17,867
	Natural Grocers by Vitamin Cottage, Inc.	2,440	27,279
	Natural Health Trends Corp.	187	1,328
	Nature's Sunshine Products, Inc.	900	15,831
*	NewAge, Inc.	30,795	58,818
	Nu Skin Enterprises, Inc., Class A	23,558	1,264,829
	Oil-Dri Corp. of America	489	17,394
	PepsiCo, Inc.	115,059	18,058,510
*	Performance Food Group Co.	47,202	2,162,796
*	Post Holdings, Inc.	12,885	1,318,651
	PriceSmart, Inc.	8,339	748,342
	Procter & Gamble Co. (The)	283,948	40,385,924
#*	Rite Aid Corp.	29,832	453,446
*	Seneca Foods Corp., Class A	504	27,589
*	Simply Good Foods Co. (The)	17,534	657,174
	SpartanNash Co.	16,618	323,220
	Spectrum Brands Holdings, Inc.	7,099	620,098
*	Sprouts Farmers Market, Inc.	45,856	1,127,140
	Sysco Corp.	88,788	6,588,070
#	Tootsie Roll Industries, Inc.	6,795	233,680
*	TreeHouse Foods, Inc.	11,515	511,266
*	United Natural Foods, Inc.	32,392	1,072,823
	United-Guardian, Inc.	1,797	27,548
*	US Foods Holding Corp.	73,838	2,535,597
*	USANA Health Sciences, Inc.	8,127	774,259
	Village Super Market, Inc., Class A	1,201	27,083
	Walgreens Boots Alliance, Inc.	184,174	8,683,804
	Walmart, Inc.	240,017	34,214,423
#	Weis Markets, Inc.	12,018	632,748
*	Willamette Valley Vineyards, Inc.	500	6,435
TOTAL CONSUMER STAPLES			280,746,109

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (0.8%)
	Adams Resources & Energy, Inc.	101	$2,699
#*	Alto Ingredients, Inc.	8,505	45,076
	Archrock, Inc.	64,689	556,972
*	Aspen Aerogels, Inc.	9,663	363,812
	Baker Hughes Co.	136,071	2,890,148
	Cactus, Inc., Class A	16,888	608,643
*	ChampionX Corp.	106,728	2,480,359
*	Clean Energy Fuels Corp.	43,049	323,298
	Core Laboratories NV	22,033	735,021
	CVR Energy, Inc.	30,056	410,565
#*	Dawson Geophysical Co.	287	778
	Delek US Holdings, Inc.	28,045	487,422
*	DMC Global, Inc.	8,310	363,729
*	Dril-Quip, Inc.	15,427	440,904
	Equitrans Midstream Corp.	100,398	825,271
*	Exterran Corp.	25,198	110,367
#*	Forum Energy Technologies, Inc.	1,231	26,737
#*	Frank's International NV	74,808	205,722
*	FTS International, Inc., Class A	300	5,862
*	Geospace Technologies Corp.	400	3,492
*	Helix Energy Solutions Group, Inc.	57,235	237,525
	Helmerich & Payne, Inc.	18,274	523,916
	HollyFrontier Corp.	34,378	1,010,713
*	Liberty Oilfield Services, Inc., Class A	79,793	813,091
	Marathon Petroleum Corp.	41,069	2,267,830
*	Nabors Industries, Ltd.	1,666	145,792
*	Natural Gas Services Group, Inc.	200	2,000
*	Newpark Resources, Inc.	53,968	174,317
*	NexTier Oilfield Solutions, Inc.	94,851	362,331
*	NOV, Inc.	168,871	2,332,108
*	Oceaneering International, Inc.	53,531	709,821
*	Oil States International, Inc.	26,378	149,299
	Patterson-UTI Energy, Inc.	79,336	636,275
*	PBF Energy, Inc., Class A	45,566	417,840
	Phillips 66	43,263	3,176,802
*	ProPetro Holding Corp.	42,696	322,355
*	Renewable Energy Group, Inc.	19,039	1,166,139
*	REX American Resources Corp.	2,581	211,642
*	RPC, Inc.	86,838	364,720
	Schlumberger, N.V.	318,608	9,185,469
*	Select Energy Services, Inc., Class A	45,963	273,480
	Solaris Oilfield Infrastructure, Inc., Class A	4,830	42,021
*	Technip Energies NV, ADR	25,903	350,986
*	TechnipFMC P.L.C.	206,858	1,493,515
*	Teekay Tankers, Ltd., Class A	7,837	99,138
*	TETRA Technologies, Inc.	18,047	55,765
#	Texas Pacific Land Corp.	105	156,718
#*	Transocean, Ltd.	71,603	258,487
*	US Silica Holdings, Inc.	10,175	102,767
	Valero Energy Corp.	68,019	4,555,232
	World Fuel Services Corp.	11,451	394,601
TOTAL ENERGY			42,879,572
FINANCIALS — (14.9%)
	1st Constitution Bancorp	1,118	24,138
	1st Source Corp.	7,984	365,587
	ACNB Corp.	674	18,825
	Affiliated Managers Group, Inc.	19,859	3,146,460
	Aflac, Inc.	160,301	8,816,555

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Alleghany Corp.	4,130	$2,738,603
	Allegiance Bancshares, Inc.	6,562	239,316
	Allstate Corp. (The)	117,576	15,290,759
	Ally Financial, Inc.	112,785	5,792,638
	Altabancorp	5,094	205,747
	A-Mark Precious Metals, Inc.	6,249	318,324
*	Ambac Financial Group, Inc.	4,904	71,206
*	Amerant Bancorp, Inc.	1,200	26,580
*	Amerant Bancorp, Inc., Class B	1,079	20,123
	American Equity Investment Life Holding Co.	54,330	1,743,450
	American Express Co.	92,343	15,747,252
	American Financial Group, Inc.	27,005	3,415,862
	American International Group, Inc.	128,955	6,106,019
	American National Bankshares, Inc.	1,300	41,067
	American National Group, Inc.	8,809	1,453,309
	American River Bankshares	700	13,748
	Ameriprise Financial, Inc.	44,460	11,451,118
	Ameris Bancorp	18,224	885,869
	AMERISAFE, Inc.	13,084	748,405
	AmeriServ Financial, Inc.	3,000	11,370
	Ames National Corp.	512	12,078
	Aon P.L.C., Class A	38,112	9,910,263
*	Arch Capital Group, Ltd.	125,963	4,912,557
	Ares Management Corp., Class A	16,927	1,212,142
	Argo Group International Holdings, Ltd.	19,804	1,032,383
	Arrow Financial Corp.	1,810	65,251
	Arthur J Gallagher & Co.	39,426	5,492,436
	Artisan Partners Asset Management, Inc., Class A	19,608	942,949
*	Assetmark Financial Holdings, Inc.	10,346	270,031
	Associated Banc-Corp	59,848	1,184,990
	Associated Capital Group, Inc., Class A	670	25,252
	Assurant, Inc.	18,171	2,867,566
	Assured Guaranty, Ltd.	34,145	1,632,472
*	Athene Holding, Ltd., Class A	84,486	5,459,485
*	Atlantic Capital Bancshares, Inc.	4,603	110,472
	Atlantic Union Bankshares Corp.	13,852	491,330
*	Atlanticus Holdings Corp.	1,500	65,220
	Auburn National BanCorp, Inc.	400	13,528
	Axis Capital Holdings, Ltd.	46,041	2,342,106
*	Axos Financial, Inc.	24,420	1,168,497
	B. Riley Financial, Inc.	9,799	662,020
	Banc of California, Inc.	18,733	320,709
	BancFirst Corp.	11,358	630,142
*	Bancorp, Inc. (The)	17,743	414,654
	BancorpSouth Bank	33,641	867,938
	Bank of America Corp.	446,505	17,127,932
	Bank of Commerce Holdings	1,070	14,413
	Bank of Hawaii Corp.	14,004	1,172,275
	Bank of Marin Bancorp	3,169	109,964
	Bank of New York Mellon Corp. (The)	100,156	5,141,007
	Bank of NT Butterfield & Son, Ltd. (The)	9,036	299,453
	Bank of Princeton (The)	708	20,879
	Bank of South Carolina Corp.	350	7,361
	Bank OZK	30,300	1,233,513
	BankFinancial Corp.	1,550	17,701
	BankUnited, Inc.	36,351	1,438,773
	Bankwell Financial Group, Inc.	459	13,228
	Banner Corp.	13,093	694,453
	Bar Harbor Bankshares	1,356	38,836

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Baycom Corp.	656	$12,005
	Berkshire Hills Bancorp, Inc.	19,061	515,409
	BGC Partners, Inc., Class A	107,047	572,701
	BlackRock, Inc.	21,066	18,267,803
	Blackstone Group, Inc. (The)	57,039	6,574,886
*	Blucora, Inc.	3,816	64,338
	BOK Financial Corp.	21,201	1,781,096
*	Bridgewater Bancshares, Inc.	1,630	26,439
*	Brighthouse Financial, Inc.	35,415	1,524,970
	BrightSphere Investment Group, Inc.	27,886	696,871
	Brookline Bancorp, Inc.	33,400	479,958
	Brown & Brown, Inc.	70,566	3,838,790
	Bryn Mawr Bank Corp.	7,030	275,084
#	Business First Bancshares, Inc.	925	21,562
	Byline Bancorp, Inc.	7,966	196,043
	C&F Financial Corp.	202	10,557
	Cadence BanCorp	32,342	614,498
	Cambridge Bancorp	1,038	88,832
	Camden National Corp.	4,050	181,319
*	Cannae Holdings, Inc.	15,701	522,058
	Capital City Bank Group, Inc.	2,327	56,639
	Capital One Financial Corp.	48,510	7,844,067
	Capitol Federal Financial, Inc.	62,311	691,029
	Capstar Financial Holdings, Inc.	2,354	49,905
	Cathay General Bancorp	29,975	1,135,153
	Cboe Global Markets, Inc.	16,943	2,007,237
	CBTX, Inc.	2,095	55,099
	Central Pacific Financial Corp.	3,622	92,723
	Central Valley Community Bancorp	1,512	33,854
	Century Bancorp, Inc., Class A	255	29,167
	CF Bankshares, Inc.	1,038	19,411
	Charles Schwab Corp. (The)	203,003	13,794,054
	Chemung Financial Corp.	900	41,310
	Chubb, Ltd.	44,547	7,516,861
	Cincinnati Financial Corp.	33,505	3,949,569
	CIT Group, Inc.	6,080	293,299
	Citigroup, Inc.	281,027	19,003,046
	Citizens & Northern Corp.	1,544	38,137
	Citizens Financial Group, Inc.	72,211	3,044,416
#*	Citizens, Inc.	4,745	25,433
	City Holding Co.	4,964	375,576
	Civista Bancshares, Inc.	2,072	47,428
	CME Group, Inc.	14,925	3,166,040
	CNA Financial Corp.	13,819	608,174
	CNB Financial Corp.	2,020	46,581
	CNO Financial Group, Inc.	7,390	168,788
*	Coastal Financial Corp.	1,753	51,223
	Codorus Valley Bancorp, Inc.	849	18,534
	Cohen & Steers, Inc.	11,580	963,572
	Colony Bankcorp, Inc.	989	17,703
	Columbia Banking System, Inc.	18,353	641,254
*	Columbia Financial, Inc.	38,186	688,875
	Comerica, Inc.	19,842	1,362,352
	Commerce Bancshares, Inc.	26,495	1,873,991
	Community Bank System, Inc.	15,227	1,090,862
	Community Bankers Trust Corp.	1,900	20,140
	Community Financial Corp. (The)	92	3,364
	Community Trust Bancorp, Inc.	5,088	202,299
	Community West Bancshares	1,400	18,312

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	ConnectOne Bancorp, Inc.	15,155	$398,576
*	Consumer Portfolio Services, Inc.	2,632	13,081
	County Bancorp, Inc.	489	16,963
	Cowen, Inc., Class A	6,629	265,027
	Crawford & Co., Class A	2,485	26,266
	Crawford & Co., Class B	3,005	31,102
#*	Credit Acceptance Corp.	5,709	2,767,552
#	Cullen/Frost Bankers, Inc.	17,570	1,885,612
	Curo Group Holdings Corp.	5,521	87,066
*	Customers Bancorp, Inc.	11,355	411,278
	CVB Financial Corp.	32,196	613,656
	Diamond Hill Investment Group, Inc.	1,753	301,954
	Dime Community Bancshares, Inc.	17,175	567,118
	Discover Financial Services	80,048	9,951,567
	Donegal Group, Inc., Class A	6,092	94,243
*	Donnelley Financial Solutions, Inc.	13,002	418,794
	Eagle Bancorp, Inc.	12,350	679,620
	East West Bancorp, Inc.	37,844	2,692,601
*	eHealth, Inc.	5,136	267,123
	Employers Holdings, Inc.	13,115	544,535
*	Encore Capital Group, Inc.	14,337	678,714
*	Enova International, Inc.	16,977	561,769
*	Enstar Group, Ltd.	8,804	2,262,804
	Enterprise Bancorp, Inc.	881	28,809
	Enterprise Financial Services Corp.	5,162	230,070
	Equitable Holdings, Inc.	109,912	3,392,983
*	Equity Bancshares, Inc., Class A	500	14,730
	Erie Indemnity Co., Class A	14,677	2,713,631
*	Esquire Financial Holdings, Inc.	910	21,958
	ESSA Bancorp, Inc.	1,868	30,504
	Essent Group, Ltd.	48,964	2,211,704
	Evans Bancorp, Inc.	394	15,394
	Evercore, Inc., Class A	19,873	2,627,211
	Everest Re Group, Ltd.	13,057	3,301,201
*	EZCORP, Inc., Class A	7,270	41,584
	FactSet Research Systems, Inc.	6,284	2,245,148
	Farmers & Merchants Bancorp, Inc.	657	14,428
	Farmers National Banc Corp.	1,526	23,424
	FB Financial Corp.	13,983	528,697
	Federal Agricultural Mortgage Corp., Class C	4,638	452,205
	Federated Hermes, Inc.	38,534	1,250,043
	FedNat Holding Co.	566	1,432
#*	FG Financial Group, Inc.	1,900	13,300
	Fidelity National Financial, Inc.	80,735	3,601,588
	Fifth Third Bancorp	43,396	1,574,841
	Financial Institutions, Inc.	3,311	97,476
	First American Financial Corp.	63,194	4,253,588
	First BanCorp	90,917	1,102,823
	First BanCorp	11,977	479,080
	First Bancorp, Inc. (The)	1,624	47,193
	First Bancshares, Inc. (The)	400	15,428
	First Bank	1,208	16,097
	First Busey Corp.	21,005	495,718
	First Business Financial Services, Inc.	1,369	37,757
	First Capital, Inc.	400	17,148
#	First Citizens BancShares, Inc., Class A	2,440	1,909,520
	First Commonwealth Financial Corp.	38,311	504,556
	First Community Bancshares, Inc.	2,068	60,386
	First Community Corp.	1,506	30,798

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Financial Bancorp	41,503	$933,817
	First Financial Bankshares, Inc.	35,617	1,739,534
	First Financial Corp.	1,687	67,564
	First Financial Northwest, Inc.	1,300	20,930
	First Foundation, Inc.	16,008	377,309
	First Guaranty Bancshares, Inc.	605	11,513
	First Hawaiian, Inc.	47,843	1,317,118
	First Horizon Corp.	145,965	2,255,159
	First Internet Bancorp	909	27,525
	First Interstate BancSystem, Inc., Class A	10,169	426,284
	First Merchants Corp.	14,025	571,238
	First Mid Bancshares, Inc.	350	14,242
	First Midwest Bancorp, Inc.	49,178	882,253
	First Northwest Bancorp	817	15,360
	First of Long Island Corp. (The)	12,744	274,633
	First Republic Bank	21,039	4,103,026
	First Savings Financial Group, Inc.	238	17,512
	First United Corp.	402	6,959
	First US Bancshares, Inc.	700	8,225
*	First Western Financial, Inc.	900	23,328
	FirstCash, Inc.	13,770	1,090,584
	Flagstar Bancorp, Inc.	31,741	1,452,468
	Flushing Financial Corp.	13,093	288,701
	FNB Corp.	101,273	1,160,589
#	Franklin Financial Services Corp.	387	13,065
	Franklin Resources, Inc.	64,285	1,899,622
	FS Bancorp, Inc.	1,212	42,153
	Fulton Financial Corp.	68,884	1,055,303
	GAMCO Investors, Inc., Class A	1,439	38,767
*	Genworth Financial, Inc., Class A	275,078	918,761
#	German American Bancorp, Inc.	7,528	283,806
	Glacier Bancorp, Inc.	28,937	1,491,992
	Glen Burnie Bancorp	300	3,798
#	Global Indemnity Group LLC, Class A	1,893	48,669
	Globe Life, Inc.	29,133	2,712,574
	Goldman Sachs Group, Inc. (The)	67,960	25,476,845
	Great Southern Bancorp, Inc.	4,113	213,999
	Great Western Bancorp, Inc.	13,347	411,088
*	Green Dot Corp., Class A	14,062	647,836
#	Greene County Bancorp, Inc.	3,316	102,564
	Greenhill & Co., Inc.	3,044	48,765
*	Greenlight Capital Re, Ltd., Class A	7,778	68,446
	Guaranty Bancshares, Inc.	581	19,434
	Guaranty Federal Bancshares, Inc.	101	2,441
	Hamilton Lane, Inc., Class A	7,232	672,576
	Hancock Whitney Corp.	18,226	796,658
	Hanmi Financial Corp.	1,858	33,871
	Hanover Insurance Group, Inc. (The)	19,890	2,703,051
	HarborOne Bancorp, Inc.	17,022	231,669
	Hartford Financial Services Group, Inc. (The)	122,190	7,773,728
	Hawthorn Bancshares, Inc.	660	15,068
#	HCI Group, Inc.	3,180	319,526
	Heartland Financial USA, Inc.	12,127	553,234
#	Hennessy Advisors, Inc.	1,267	11,783
	Heritage Commerce Corp.	16,589	179,825
	Heritage Financial Corp.	12,193	294,949
	Heritage Insurance Holdings, Inc.	5,231	38,396
	Hilltop Holdings, Inc.	10,662	337,772
	Hingham Institution For Savings (The)	221	66,079

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	HMN Financial, Inc.	600	$13,326
	Home Bancorp, Inc.	196	6,884
	Home BancShares, Inc.	53,824	1,139,992
	HomeStreet, Inc.	7,077	266,874
	HomeTrust Bancshares, Inc.	2,385	62,797
	Hope Bancorp, Inc.	42,420	562,065
	Horace Mann Educators Corp.	20,657	822,355
	Horizon Bancorp, Inc.	18,244	304,857
	Houlihan Lokey, Inc.	17,724	1,579,208
*	Howard Bancorp, Inc.	900	17,730
	Huntington Bancshares, Inc.	79,496	1,119,304
	IF Bancorp, Inc.	1,300	29,471
	Independence Holding Co.	2,412	107,913
	Independent Bank Corp.	7,006	495,184
	Independent Bank Corp.	6,401	134,613
	Independent Bank Group, Inc.	11,179	779,176
	Interactive Brokers Group, Inc., Class A	12,534	775,353
	Intercontinental Exchange, Inc.	24,428	2,927,207
	International Bancshares Corp.	24,898	973,014
	Invesco, Ltd.	120,175	2,929,866
	Investar Holding Corp.	440	9,658
	Investors Bancorp, Inc.	91,862	1,269,533
	Investors Title Co.	67	11,158
	James River Group Holdings, Ltd.	13,655	496,769
	Janus Henderson Group P.L.C.	73,993	3,095,867
	JPMorgan Chase & Co.	415,765	63,104,812
	Kearny Financial Corp.	25,720	309,412
	Kemper Corp.	30,646	2,022,942
	KeyCorp	101,323	1,992,010
	Kingstone Cos., Inc.	1,394	10,567
	Kinsale Capital Group, Inc.	5,810	1,037,927
	KKR & Co., Inc.	73,499	4,686,296
	Lake Shore Bancorp, Inc.	663	10,011
	Lakeland Bancorp, Inc.	14,907	244,028
	Lakeland Financial Corp.	7,937	530,747
	Landmark Bancorp, Inc.	478	13,198
	Lazard, Ltd., Class A	42,867	2,023,322
	LCNB Corp.	917	15,442
*	LendingClub Corp.	36,786	897,578
*	LendingTree, Inc.	2,645	516,357
	Level One Bancorp, Inc.	511	13,945
*	Limestone Bancorp, Inc.	1,000	16,620
	Lincoln National Corp.	61,327	3,778,970
	Live Oak Bancshares, Inc.	11,444	688,814
	Loews Corp.	5,495	294,697
	LPL Financial Holdings, Inc.	35,900	5,063,336
	Luther Burbank Corp.	1,713	22,200
	M&T Bank Corp.	11,234	1,503,671
	Macatawa Bank Corp.	3,313	27,564
	Mackinac Financial Corp.	4,036	81,810
*	Magyar Bancorp, Inc.	1,343	13,981
*	Maiden Holdings, Ltd.	26,869	90,817
*	MainStreet Bancshares, Inc.	515	12,412
*	Malvern Bancorp, Inc.	515	9,615
*	Markel Corp.	2,510	3,027,487
	MarketAxess Holdings, Inc.	4,200	1,995,714
	Marlin Business Services Corp.	300	6,768
	Marsh & McLennan Cos., Inc.	44,822	6,598,695
*	MBIA, Inc.	3,063	39,972

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Mercantile Bank Corp.	3,791	$118,469
	Merchants Bancorp	12,000	439,680
	Mercury General Corp.	33,059	2,010,979
	Meridian Bancorp, Inc.	23,558	450,193
	Meridian Corp.	1,050	28,350
	Meta Financial Group, Inc.	10,239	508,878
	MetLife, Inc.	124,338	7,174,303
*	Metropolitan Bank Holding Corp.	2,400	170,472
	MGIC Investment Corp.	141,202	1,954,236
#	Mid Penn Bancorp, Inc.	810	21,101
	Middlefield Banc Corp.	954	22,944
	Midland States Bancorp, Inc.	6,651	163,681
	MidWestOne Financial Group, Inc.	1,531	44,598
*	MMA Capital Holdings, Inc.	709	19,540
	Moelis & Co., Class A	19,455	1,152,709
	Moody's Corp.	22,863	8,596,488
	Morgan Stanley	203,317	19,514,366
	Morningstar, Inc.	11,925	3,012,613
*	Mr Cooper Group, Inc.	33,693	1,252,706
	MSCI, Inc., Class A	11,059	6,590,722
	MVB Financial Corp.	945	39,170
	Nasdaq, Inc.	16,062	2,999,257
	National Bank Holdings Corp., Class A	12,016	426,087
	National Bankshares, Inc.	507	18,328
	National Western Life Group, Inc., Class A	764	158,828
	Navient Corp.	97,570	1,993,355
	NBT Bancorp, Inc.	8,704	303,334
	Nelnet, Inc., Class A	13,645	1,027,468
	New York Community Bancorp, Inc.	184,824	2,177,227
»	NewStar Financial, Inc.	4,932	501
*	NI Holdings, Inc.	962	19,019
*	Nicholas Financial, Inc.	2,510	27,359
*	Nicolet Bankshares, Inc.	2,302	166,642
*	NMI Holdings, Inc., Class A	35,731	786,797
	Northeast Bank	1,100	35,101
	Northern Trust Corp.	28,610	3,228,638
	Northfield Bancorp, Inc.	23,216	381,903
	Northrim BanCorp, Inc.	383	15,634
	Northwest Bancshares, Inc.	62,183	827,656
	Norwood Financial Corp.	600	15,060
#	Oak Valley Bancorp	817	14,281
	OceanFirst Financial Corp.	26,516	517,062
*	Ocwen Financial Corp.	3,051	79,784
	OFG Bancorp	19,192	443,335
	Ohio Valley Banc Corp.	243	5,997
	Old National Bancorp	62,245	1,001,522
	Old Point Financial Corp.	189	4,241
	Old Republic International Corp.	178,231	4,395,176
	Old Second Bancorp, Inc.	1,641	19,003
	OneMain Holdings, Inc.	49,352	3,010,472
	Oppenheimer Holdings, Inc., Class A	4,218	189,599
	Origin Bancorp, Inc.	5,158	209,827
	Orrstown Financial Services, Inc.	1,386	31,947
*	Pacific Mercantile Bancorp	1,500	12,555
	Pacific Premier Bancorp, Inc.	22,240	844,675
	PacWest Bancorp	39,753	1,582,964
*	Palomar Holdings, Inc.	7,865	640,447
#	Park National Corp.	5,221	594,724
	Parke Bancorp, Inc.	661	13,194

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Pathfinder Bancorp, Inc.	900	$14,463
#	PCB Bancorp	653	12,368
	PCSB Financial Corp.	610	11,004
	Peapack-Gladstone Financial Corp.	2,215	71,345
	Penns Woods Bancorp, Inc.	853	20,054
	Peoples Bancorp of North Carolina, Inc.	1,287	35,328
	Peoples Bancorp, Inc.	5,591	164,879
	Peoples Financial Services Corp.	500	21,450
	People's United Financial, Inc.	71,928	1,129,270
	Pinnacle Financial Partners, Inc.	21,604	1,935,934
	Piper Sandler Cos.	7,407	908,765
	PJT Partners, Inc., Class A	4,492	351,140
#	Plumas Bancorp	646	20,175
	PNC Financial Services Group, Inc. (The)	20,167	3,678,662
#*	Ponce de Leon Federal Bank	877	11,497
	Popular, Inc.	31,365	2,282,117
*	PRA Group, Inc.	19,003	737,126
	Preferred Bank	5,125	302,273
	Premier Financial Bancorp, Inc.	1,616	27,504
	Premier Financial Corp.	16,625	445,217
	Primerica, Inc.	19,007	2,779,204
	Primis Financial Corp.	1,339	20,821
	Principal Financial Group, Inc.	61,526	3,822,610
	ProAssurance Corp.	22,167	449,547
	PROG Holdings, Inc.	18,130	793,550
	Progressive Corp. (The)	121,266	11,539,673
	Prosperity Bancshares, Inc.	26,448	1,803,489
	Provident Bancorp, Inc.	1,077	16,995
	Provident Financial Holdings, Inc.	990	16,691
	Provident Financial Services, Inc.	31,560	681,696
	Prudential Bancorp, Inc.	879	12,394
	Prudential Financial, Inc.	77,746	7,796,369
	Pzena Investment Management, Inc., Class A	1,038	11,885
	QCR Holdings, Inc.	7,128	349,914
	Radian Group, Inc.	75,203	1,698,084
	Raymond James Financial, Inc.	32,544	4,213,797
	RBB Bancorp	2,496	59,729
	Regional Management Corp.	1,439	74,439
	Regions Financial Corp.	96,306	1,853,890
	Reinsurance Group of America, Inc.	21,490	2,367,768
	RenaissanceRe Holdings, Ltd.	16,838	2,570,994
	Renasant Corp.	23,164	814,910
	Republic Bancorp, Inc., Class A	2,095	102,152
	Richmond Mutual BanCorp, Inc.	1,351	20,441
	Riverview Bancorp, Inc.	1,676	11,698
	RLI Corp.	20,377	2,208,459
	S&P Global, Inc.	28,162	12,073,613
	S&T Bancorp, Inc.	11,584	341,149
	Safety Insurance Group, Inc.	7,726	591,966
	Salisbury Bancorp, Inc.	800	37,848
	Sandy Spring Bancorp, Inc.	18,216	757,603
	Santander Consumer USA Holdings, Inc.	77,511	3,180,276
	SB Financial Group, Inc.	1,621	29,794
	Seacoast Banking Corp. of Florida	17,375	528,026
*	Security National Financial Corp., Class A	996	8,416
	SEI Investments Co.	48,837	2,969,290
*	Select Bancorp, Inc.	1,607	25,551
	Selective Insurance Group, Inc.	26,664	2,169,116
	ServisFirst Bancshares, Inc.	13,943	991,068

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Severn Bancorp, Inc.	1,832	$22,149
	Shore Bancshares, Inc.	1,820	31,559
	Sierra Bancorp	1,779	42,927
	Signature Bank	14,415	3,271,773
	Silvercrest Asset Management Group, Inc., Class A	953	15,210
*	Silvergate Capital Corp., Class A	1,065	109,482
	Simmons First National Corp., Class A	41,068	1,117,871
*	SiriusPoint, Ltd.	27,906	273,479
	SLM Corp.	137,726	2,593,381
	SmartFinancial, Inc.	900	21,933
	Sound Financial Bancorp, Inc.	200	9,000
	South State Corp.	23,990	1,651,472
*	Southern First Bancshares, Inc.	700	34,671
	Southern Missouri Bancorp, Inc.	700	31,416
	Southside Bancshares, Inc.	9,759	351,714
	Spirit of Texas Bancshares, Inc.	722	16,808
	State Auto Financial Corp.	17,321	866,050
	State Street Corp.	46,454	4,048,002
	Sterling Bancorp	66,877	1,451,900
*	Sterling Bancorp, Inc.	2,334	11,157
	Stewart Information Services Corp.	13,350	787,783
	Stifel Financial Corp.	29,988	1,995,402
	Stock Yards Bancorp, Inc.	6,829	325,334
*	StoneX Group, Inc.	5,336	344,332
	Summit Financial Group, Inc.	488	11,346
	Summit State Bank	839	13,646
*	SVB Financial Group	12,707	6,988,342
	Synchrony Financial	115,279	5,420,419
	Synovus Financial Corp.	40,986	1,676,327
	T Rowe Price Group, Inc.	43,107	8,800,725
	Territorial Bancorp, Inc.	1,317	33,636
*	Texas Capital Bancshares, Inc.	16,974	1,069,023
	TFS Financial Corp.	42,504	827,978
	Timberland Bancorp, Inc.	618	17,774
	Tiptree, Inc.	5,883	56,536
	Tompkins Financial Corp.	4,886	375,001
	Towne Bank	11,859	353,517
	Travelers Cos., Inc. (The)	85,116	12,675,475
	TriCo Bancshares	9,493	374,309
*	TriState Capital Holdings, Inc.	7,877	159,982
*	Triumph Bancorp, Inc.	9,377	718,841
	Truist Financial Corp.	83,260	4,531,842
	TrustCo Bank Corp. NY	6,725	226,162
	Trustmark Corp.	23,825	715,226
	U.S. Bancorp.	40,574	2,253,480
	UMB Financial Corp.	18,099	1,694,066
	Umpqua Holdings Corp.	89,053	1,680,430
	United Bancorp, Inc.	1,200	15,540
	United Bancshares, Inc.	300	10,320
	United Bankshares, Inc.	49,769	1,719,021
	United Community Banks, Inc.	32,621	939,811
	United Fire Group, Inc.	11,863	295,626
	United Insurance Holdings Corp.	14,300	62,634
	United Security Bancshares	3,542	28,584
	Unity Bancorp, Inc.	600	13,326
	Universal Insurance Holdings, Inc.	17,456	247,177
	Univest Financial Corp.	13,273	363,149
	Unum Group	83,684	2,292,942
	Valley National Bancorp	158,428	2,042,137

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Value Line, Inc.	245	$7,840
	Veritex Holdings, Inc.	15,978	536,062
#	Victory Capital Holdings, Inc., Class A	5,288	161,231
	Virtu Financial, Inc., Class A	50,258	1,293,641
	Virtus Investment Partners, Inc.	2,733	754,663
	Voya Financial, Inc.	40,806	2,627,906
	Walker & Dunlop, Inc.	16,279	1,684,551
	Washington Federal, Inc.	28,286	912,789
	Washington Trust Bancorp, Inc.	4,755	231,806
	Waterstone Financial, Inc.	8,901	175,617
	Webster Financial Corp.	35,358	1,700,720
	Wells Fargo & Co.	190,607	8,756,486
	WesBanco, Inc.	15,851	511,670
	West BanCorp, Inc.	2,622	77,297
	Westamerica BanCorp	8,607	478,119
	Western Alliance Bancorp	27,292	2,533,243
	Western New England Bancorp, Inc.	2,300	19,458
	White Mountains Insurance Group, Ltd.	1,288	1,457,462
	Willis Towers Watson P.L.C.	24,666	5,083,169
	Wintrust Financial Corp.	19,236	1,373,450
#	WisdomTree Investments, Inc.	69,753	431,074
*	World Acceptance Corp.	3,007	570,037
	WR Berkley Corp.	59,279	4,337,444
	WSFS Financial Corp.	17,838	780,948
	WVS Financial Corp.	100	1,625
	Zions Bancorp NA	34,032	1,774,769
TOTAL FINANCIALS			781,547,569
HEALTH CARE — (13.8%)
*	10X Genomics, Inc., Class A	3,860	707,268
	Abbott Laboratories	96,878	11,720,300
	AbbVie, Inc.	267,455	31,105,016
*	ABIOMED, Inc.	8,278	2,708,065
*	ACADIA Pharmaceuticals, Inc.	6,913	149,528
*	Acceleron Pharma, Inc.	5,359	670,197
#*	Accuray, Inc.	46,485	190,589
»	Achillion Pharmaceuticals, Inc.	15,963	23,146
*	Adaptive Biotechnologies Corp.	18,991	696,210
#*	Adverum Biotechnologies, Inc.	12,221	27,742
*	Aeglea BioTherapeutics, Inc.	2,100	12,873
	Agilent Technologies, Inc.	55,583	8,516,983
#*	Agios Pharmaceuticals, Inc.	1,305	62,757
*	Akebia Therapeutics, Inc.	70,006	172,915
*	Akero Therapeutics, Inc.	4,464	95,708
#*	Albireo Pharma, Inc.	3,349	95,815
*	Align Technology, Inc.	7,372	5,129,438
#*	Allakos, Inc.	5,521	439,251
#*	Allogene Therapeutics, Inc.	7,455	163,637
*	Allscripts Healthcare Solutions, Inc.	70,922	1,211,348
#*	Alnylam Pharmaceuticals, Inc.	12,863	2,301,705
*	Alphatec Holdings, Inc.	7,687	113,306
*	Amedisys, Inc.	6,299	1,641,645
	AmerisourceBergen Corp.	57,743	7,054,462
	Amgen, Inc.	86,514	20,896,592
*	Amicus Therapeutics, Inc.	2,900	26,941
*	AMN Healthcare Services, Inc.	19,247	1,935,478
*	Amneal Pharmaceuticals, Inc.	40,935	201,810
*	Amphastar Pharmaceuticals, Inc.	8,433	176,671
*	AnaptysBio, Inc.	12,900	296,442

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	AngioDynamics, Inc.	15,177	$404,164
*	ANI Pharmaceuticals, Inc.	589	19,985
*	Anika Therapeutics, Inc.	4,935	198,042
#*	Antares Pharma, Inc.	36,391	160,120
	Anthem, Inc.	50,809	19,511,164
#*	Apollo Medical Holdings, Inc.	1,496	132,202
*	Arcutis Biotherapeutics, Inc.	1,170	27,296
#*	Ardelyx, Inc.	11,447	19,918
*	Arena Pharmaceuticals, Inc.	5,558	343,818
*	Arrowhead Pharmaceuticals, Inc.	11,562	801,131
*	Arvinas, Inc.	4,106	415,117
	AstraZeneca P.L.C., Sponsored ADR	56,033	3,207,329
*	Atara Biotherapeutics, Inc.	16,529	210,745
#*	Athenex, Inc.	4,585	17,285
*	AtriCure, Inc.	7,571	639,447
	Atrion Corp.	466	293,086
*	Avanos Medical, Inc.	15,266	579,192
*	Avantor, Inc.	134,162	5,041,808
#*	Avrobio, Inc.	4,993	36,748
*	Axcella Health, Inc.	1,735	5,899
*	AxoGen, Inc.	6,135	124,970
#*	Axonics, Inc.	6,683	454,110
#*	Aytu BioPharma, Inc.	2,637	10,469
	Becton Dickinson and Co.	20,660	5,283,795
*	BioDelivery Sciences International, Inc.	3,149	11,840
*	Biogen, Inc.	38,617	12,617,332
*	BioMarin Pharmaceutical, Inc.	15,243	1,169,595
*	Bio-Rad Laboratories, Inc., Class A	2,438	1,802,925
	Bio-Techne Corp.	6,795	3,276,821
*	Bluebird Bio, Inc.	9,783	248,586
*	Blueprint Medicines Corp.	8,086	710,517
*	Boston Scientific Corp.	95,945	4,375,092
#*	Bridgebio Pharma, Inc.	1,866	99,738
	Bristol-Myers Squibb Co.	292,222	19,833,107
	Bruker Corp.	40,101	3,298,307
*	Calithera Biosciences, Inc.	5,200	10,140
*	Cara Therapeutics, Inc.	3,651	43,702
	Cardinal Health, Inc.	108,864	6,464,344
*	Cardiovascular Systems, Inc.	6,506	262,127
*	Castlight Health, Inc., Class B	29,700	69,201
*	Catalent, Inc.	16,040	1,921,752
*	Catalyst Biosciences, Inc.	4,779	19,451
*	Catalyst Pharmaceuticals, Inc.	22,500	131,400
*	Celldex Therapeutics, Inc.	1,618	70,788
*	Centene Corp.	84,926	5,826,773
	Cerner Corp.	82,577	6,638,365
*	Change Healthcare, Inc.	39,030	847,341
*	Charles River Laboratories International, Inc.	8,160	3,320,467
	Chemed Corp.	2,171	1,033,439
#*	ChemoCentryx, Inc.	1,925	28,452
#*	Chiasma, Inc.	4,800	19,200
*	Chimerix, Inc.	28,501	188,962
	Cigna Corp.	68,560	15,733,834
#*	Codexis, Inc.	10,600	224,296
*	Collegium Pharmaceutical, Inc.	5,728	142,570
	Computer Programs and Systems, Inc.	7,089	223,800
	CONMED Corp.	7,144	985,443
	Cooper Cos., Inc. (The)	6,571	2,771,451
*	Corcept Therapeutics, Inc.	5,106	106,052

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	CorVel Corp.	8,512	$1,198,660
*	Covetrus, Inc.	45,154	1,149,621
#*	CRISPR Therapeutics AG	8,840	1,069,817
*	Cross Country Healthcare, Inc.	9,956	163,478
*	CryoLife, Inc.	11,098	299,646
#*	Cue Biopharma, Inc.	2,702	28,155
*	Cumberland Pharmaceuticals, Inc.	1,705	5,541
	CVS Health Corp.	249,508	20,549,479
#*	Cymabay Therapeutics, Inc.	8,753	34,487
#*	CytomX Therapeutics, Inc.	3,708	20,060
	Danaher Corp.	51,798	15,409,387
*	DaVita, Inc.	30,314	3,645,258
#*	Deciphera Pharmaceuticals, Inc.	2,304	70,249
*	Denali Therapeutics, Inc.	10,695	545,766
	DENTSPLY SIRONA, Inc.	28,455	1,879,168
*	DexCom, Inc.	4,930	2,541,464
*	Eagle Pharmaceuticals, Inc.	2,161	100,487
#*	Editas Medicine, Inc.	13,076	547,361
*	Edwards Lifesciences Corp.	41,633	4,674,137
#*	Eiger BioPharmaceuticals, Inc.	3,191	25,400
*	Elanco Animal Health, Inc.	88,665	3,233,613
»	Elanco Animal Health, Inc.	2,068	0
*	Electromed, Inc.	2,300	27,002
	Eli Lilly and Co.	55,799	13,587,056
*	Emergent BioSolutions, Inc.	12,985	855,712
*	Enanta Pharmaceuticals, Inc.	8,794	371,547
*	Endo International P.L.C.	19,244	97,375
*	Envista Holdings Corp.	45,748	1,970,824
*	Enzo Biochem, Inc.	1,646	5,366
#*	Epizyme, Inc.	6,900	45,747
*	Evolent Health, Inc., Class A	28,787	660,374
*	Exact Sciences Corp.	3,483	375,607
*	Exelixis, Inc.	32,089	540,700
#*	Fate Therapeutics, Inc.	7,151	592,103
#*	FibroGen, Inc.	7,001	91,013
#*	Fluidigm Corp.	25,184	186,613
*	FONAR Corp.	776	13,130
*	Frequency Therapeutics, Inc.	1,936	16,127
#*	Fulcrum Therapeutics, Inc.	1,700	12,427
#*	G1 Therapeutics, Inc.	11,605	200,883
	Gilead Sciences, Inc.	189,592	12,947,238
*	Glaukos Corp.	4,803	244,953
#*	Global Blood Therapeutics, Inc.	4,426	120,963
*	Globus Medical, Inc., Class A	15,569	1,294,874
*	Great Elm Group, Inc.	393	900
*	Guardant Health, Inc.	5,977	656,275
*	Haemonetics Corp.	11,817	718,355
#*	Halozyme Therapeutics, Inc.	15,315	632,969
*	Hanger, Inc.	9,076	222,725
*	Harvard Bioscience, Inc.	3,317	26,171
#*	Health Catalyst, Inc.	4,892	284,030
*	HealthEquity, Inc.	19,635	1,452,597
*	HealthStream, Inc.	11,750	343,218
*	Henry Schein, Inc.	34,549	2,769,102
#*	Heron Therapeutics, Inc.	7,284	90,030
*	Heska Corp.	1,685	405,580
	Hill-Rom Holdings, Inc.	17,285	2,393,281
*	Hologic, Inc.	76,216	5,719,249
*	Horizon Therapeutics P.L.C.	16,100	1,610,322

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Humana, Inc.	25,036	$10,661,831
*	ICU Medical, Inc.	6,309	1,282,557
*	IDEXX Laboratories, Inc.	4,139	2,808,436
*	Illumina, Inc.	8,219	4,074,569
*	Incyte Corp.	3,184	246,282
*	InfuSystem Holdings, Inc.	2,116	38,617
*	Innoviva, Inc.	14,687	208,262
*	Inogen, Inc.	5,353	427,009
*	Inovalon Holdings, Inc., Class A	19,191	726,955
*	Insulet Corp.	4,751	1,328,807
*	Integer Holdings Corp.	11,524	1,128,084
*	Integra LifeSciences Holdings Corp.	18,336	1,327,343
*	Intellia Therapeutics, Inc.	11,057	1,568,435
#*	Intra-Cellular Therapies, Inc.	16,272	558,618
*	Intuitive Surgical, Inc.	6,439	6,384,011
#*	Invacare Corp.	9,436	68,222
#*	Ionis Pharmaceuticals, Inc.	27,047	1,004,526
#*	Iovance Biotherapeutics, Inc.	20,367	453,573
*	IQVIA Holdings, Inc.	36,959	9,154,744
*	iRadimed Corp.	1,652	55,606
*	iRhythm Technologies Inc.	2,717	138,893
#*	Ironwood Pharmaceuticals, Inc.	28,081	372,635
*	IVERIC bio, Inc.	16,065	138,641
*	Jazz Pharmaceuticals P.L.C.	3,382	573,317
	Johnson & Johnson	301,070	51,844,254
*	Joint Corp. (The)	1,721	135,942
*	Jounce Therapeutics, Inc.	30,124	151,825
#*	Kala Pharmaceuticals, Inc.	3,757	12,962
*	Karuna Therapeutics, Inc.	3,548	405,253
*	Kiniksa Pharmaceuticals, Ltd., Class A	3,240	49,669
#*	Krystal Biotech, Inc.	5,985	349,763
*	Kura Oncology, Inc.	10,428	197,506
*	Laboratory Corp. of America Holdings	15,976	4,731,292
#*	Lannett Co., Inc.	400	1,856
*	Lantheus Holdings, Inc.	19,041	498,303
	LeMaitre Vascular, Inc.	5,455	297,079
*	LENSAR, Inc.	1,319	10,723
*	Lexicon Pharmaceuticals, Inc.	2,827	10,008
*	LHC Group, Inc.	6,641	1,429,010
*	Ligand Pharmaceuticals, Inc.	3,037	344,730
*	LivaNova P.L.C.	13,536	1,168,157
*	MacroGenics, Inc.	13,803	344,523
*	Madrigal Pharmaceuticals, Inc.	2,322	202,757
*	Magellan Health, Inc.	10,591	998,943
*	Masimo Corp.	9,791	2,666,970
	McKesson Corp.	47,010	9,582,048
*»	MedCath Corp.	117	0
*	MEDNAX, Inc.	28,892	841,335
*	Medpace Holdings, Inc.	8,275	1,455,904
	Medtronic P.L.C.	91,549	12,021,299
	Merck & Co., Inc.	210,029	16,144,929
*	Meridian Bioscience, Inc.	9,117	186,899
*	Merit Medical Systems, Inc.	13,590	952,523
*	Merrimack Pharmaceuticals, Inc.	2,200	12,320
#*	Mersana Therapeutics, Inc.	5,538	60,918
#	Mesa Laboratories, Inc.	573	168,754
*	Mettler-Toledo International, Inc.	3,222	4,748,294
*	Mirati Therapeutics, Inc.	5,514	882,571
*	Moderna, Inc.	18,108	6,402,989

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	ModivCare, Inc.	3,646	$619,820
#*	Molecular Templates, Inc.	3,072	21,504
*	Molina Healthcare, Inc.	25,689	7,013,354
*	Mustang Bio, Inc.	28,710	82,972
*	Myriad Genetics, Inc.	15,325	484,730
*	NanoString Technologies, Inc.	3,269	202,482
*	Natera, Inc.	8,947	1,024,610
	National Research Corp.	4,399	232,179
*	Natus Medical, Inc.	9,814	262,034
#*	Nektar Therapeutics	30,692	484,627
*	Neogen Corp.	9,386	408,854
#*	NeoGenomics, Inc.	17,107	788,633
*	Neurocrine Biosciences, Inc.	1,437	133,943
*	Nevro Corp.	3,326	515,530
*	NextCure, Inc.	2,418	16,757
*	NextGen Healthcare, Inc.	22,764	369,232
*	NGM Biopharmaceuticals, Inc.	1,957	39,903
*	Novavax, Inc.	8,052	1,443,965
*	Novocure, Ltd.	7,457	1,148,453
*	NuVasive, Inc.	10,233	654,400
*	Omnicell, Inc.	9,633	1,411,235
*	Oncocyte Corp.	2,723	13,996
#*	OPKO Health, Inc.	171,993	591,656
#*	OptimizeRx Corp.	2,100	116,067
*	Option Care Health, Inc.	28,322	586,832
*	OraSure Technologies, Inc.	11,284	133,038
*	Organon & Co.	25,077	727,484
	Owens & Minor, Inc.	32,040	1,481,850
*	Pacira BioSciences, Inc.	5,489	323,577
#*»	PDL BioPharma, Inc.	17,391	16,109
*	Pennant Group, Inc. (The)	2,661	91,059
*	Penumbra, Inc.	3,786	1,007,947
	PerkinElmer, Inc.	31,544	5,748,263
	Perrigo Co. P.L.C.	29,024	1,394,023
#*	Personalis, Inc.	4,187	87,885
	Pfizer, Inc.	314,539	13,465,415
	Premier, Inc., Class A	41,074	1,463,877
*	Prestige Consumer Healthcare, Inc.	6,317	331,958
#*	Pro-Dex, Inc.	1,452	44,547
*	Protagonist Therapeutics, Inc.	4,126	203,948
*	Prothena Corp. P.L.C.	11,664	584,366
*	Psychemedics Corp.	600	4,410
*	Quanterix Corp.	3,651	194,051
	Quest Diagnostics, Inc.	25,203	3,573,785
#*	Quidel Corp.	3,142	444,499
*	R1 RCM, Inc.	44,961	962,615
*	RadNet, Inc.	10,158	373,205
*	Regeneron Pharmaceuticals, Inc.	9,342	5,368,007
*	REGENXBIO, Inc.	16,403	530,145
*	Repligen Corp.	7,789	1,913,757
*	Replimune Group, Inc.	4,151	135,862
	ResMed, Inc.	27,793	7,554,137
#*	Revance Therapeutics, Inc.	3,599	104,659
#*	Rhythm Pharmaceuticals, Inc.	8,744	151,184
#*	Rigel Pharmaceuticals, Inc.	10,783	43,132
#*	Rocket Pharmaceuticals, Inc.	10,114	362,283
*	Sage Therapeutics, Inc.	16,128	705,277
#*	Sangamo Therapeutics, Inc.	24,190	231,740
#*	Sarepta Therapeutics, Inc.	809	54,834

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Seagen, Inc.	9,210	$1,412,722
*	SeaSpine Holdings Corp.	289	5,662
*	Sharps Compliance Corp.	10,800	107,784
*	Shockwave Medical, Inc.	3,170	576,940
*	SI-BONE, Inc.	3,000	91,020
#*	Sierra Oncology, Inc.	2,502	47,538
#*	SIGA Technologies, Inc.	2,512	16,001
#	Simulations Plus, Inc.	1,301	61,394
#*	Spectrum Pharmaceuticals, Inc.	36,562	117,730
#*	Spero Therapeutics, Inc.	1,266	16,888
*	SpringWorks Therapeutics, Inc.	2,326	199,338
	STERIS P.L.C.	7,681	1,674,074
#*	Stoke Therapeutics, Inc.	3,338	95,567
	Stryker Corp.	31,892	8,640,818
*	Supernus Pharmaceuticals, Inc.	4,453	117,247
#*	Surface Oncology, Inc.	5,738	34,485
#*	Surgalign Holdings, Inc.	7,852	8,559
*	Surmodics, Inc.	3,112	171,502
#*	Syndax Pharmaceuticals, Inc.	5,336	77,799
*	Syneos Health, Inc.	29,067	2,606,438
*	Tactile Systems Technology, Inc.	2,040	99,919
*	Tandem Diabetes Care, Inc.	2,348	255,157
*	Taro Pharmaceutical Industries, Ltd.	3,972	282,806
*	TCR2 Therapeutics, Inc.	4,873	60,620
#*	Teladoc Health, Inc.	13,626	2,022,780
	Teleflex, Inc.	5,007	1,989,932
	Thermo Fisher Scientific, Inc.	46,034	24,858,820
*	Tivity Health, Inc.	6,062	152,035
*	Travere Therapeutics, Inc.	3,350	46,063
*	Triple-S Management Corp., Class B	7,807	189,944
*	Ultragenyx Pharmaceutical, Inc.	7,815	623,871
*	United Therapeutics Corp.	3,086	561,436
	UnitedHealth Group, Inc.	174,507	71,935,276
#	US Physical Therapy, Inc.	3,080	363,933
	Utah Medical Products, Inc.	407	36,386
*	Vanda Pharmaceuticals, Inc.	5,158	84,127
*	Veeva Systems, Inc., Class A	8,403	2,795,762
#*	Veracyte, Inc.	7,308	325,644
#*	Vericel Corp.	4,909	259,882
*	Vertex Pharmaceuticals, Inc.	27,779	5,599,691
	Viatris, Inc.	39,027	549,110
*	ViewRay, Inc.	19,535	129,712
*	Vocera Communications, Inc.	6,299	264,306
*	Waters Corp.	12,707	4,953,316
*	Xencor, Inc.	13,151	404,788
*	Xenon Pharmaceuticals, Inc.	1,372	23,694
	Zimmer Biomet Holdings, Inc.	25,949	4,240,586
	Zoetis, Inc.	50,649	10,266,552
#*	Zogenix, Inc.	6,333	102,658
TOTAL HEALTH CARE			721,863,849
INDUSTRIALS — (12.5%)
	3M Co.	49,285	9,755,473
#	AAON, Inc.	13,095	813,798
*	AAR Corp.	8,170	292,159
	ABM Industries, Inc.	38,714	1,799,814
*	Acacia Research Corp.	9,834	55,464
	ACCO Brands Corp.	47,108	421,146
	Acme United Corp.	500	21,150

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Acuity Brands, Inc.	10,503	$1,842,016
#	ADT, Inc.	163,302	1,713,038
	Advanced Drainage Systems, Inc.	11,029	1,346,531
*	AECOM	57,654	3,629,896
#	Aerojet Rocketdyne Holdings, Inc.	21,792	1,028,147
*	AeroVironment, Inc.	5,825	588,907
	AGCO Corp.	28,817	3,807,014
	Air Lease Corp.	50,367	2,133,546
	Alamo Group, Inc.	3,597	527,932
	Albany International Corp., Class A	9,939	858,233
	Allegion P.L.C.	24,338	3,324,571
	Allied Motion Technologies, Inc.	2,700	88,857
	Allison Transmission Holdings, Inc.	47,113	1,880,280
	Altra Industrial Motion Corp.	20,586	1,290,330
	AMERCO	7,863	4,623,129
*	Ameresco, Inc., Class A	9,093	623,143
#*	American Superconductor Corp.	5,013	70,433
*	American Woodmark Corp.	3,600	267,300
	AMETEK, Inc.	29,032	4,036,900
	AO Smith Corp.	30,662	2,156,458
#*	API Group Corp.	75,524	1,731,010
	Apogee Enterprises, Inc.	5,500	218,185
	Applied Industrial Technologies, Inc.	12,975	1,163,857
	ArcBest Corp.	5,840	345,202
	Arcosa, Inc.	9,435	516,661
	Argan, Inc.	6,356	285,702
*	Armstrong Flooring, Inc.	391	1,689
	Armstrong World Industries, Inc.	5,964	645,186
*	ASGN, Inc.	24,679	2,495,787
	Astec Industries, Inc.	8,909	546,211
*	Astronics Corp.	12,713	217,138
*	Astronics Corp., Class B	988	17,043
*	Atkore, Inc.	20,145	1,513,091
*	AZEK Co., Inc. (The)	6,972	253,572
	AZZ, Inc.	8,565	453,859
	Barnes Group, Inc.	17,186	870,815
	Barrett Business Services, Inc.	4,044	296,061
*	Beacon Roofing Supply, Inc.	36,887	1,972,717
	BGSF, Inc.	2,055	25,934
*	Blue Bird Corp.	5,216	130,400
*	BlueLinx Holdings, Inc.	4,810	206,638
	Boise Cascade Co.	19,523	998,601
	Booz Allen Hamilton Holding Corp., Class A	55,599	4,770,950
	Brady Corp., Class A	5,547	303,310
*	BrightView Holdings, Inc.	22,972	368,241
	Brink's Co. (The)	12,434	956,921
*	Builders FirstSource, Inc.	63,516	2,826,462
	BWX Technologies, Inc.	26,113	1,499,670
*	CACI International, Inc., Class A	10,561	2,819,365
	CAI International, Inc.	7,027	392,177
	Carlisle Cos., Inc.	7,448	1,506,284
	Carrier Global Corp.	214,541	11,853,390
	Caterpillar, Inc.	71,630	14,809,502
*	CBIZ, Inc.	15,062	487,105
*	CECO Environmental Corp.	2,011	14,157
	CH Robinson Worldwide, Inc.	56,859	5,070,117
*	Chart Industries, Inc.	10,560	1,641,552
*	Cimpress P.L.C.	6,614	676,281
	Cintas Corp.	18,777	7,401,518

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	CIRCOR International, Inc.	5,527	$170,453
*	Civeo Corp.	1,011	21,949
#*	Clarivate P.L.C.	6,113	139,376
*	Colfax Corp.	40,538	1,859,883
	Columbus McKinnon Corp.	6,681	309,998
	Comfort Systems USA, Inc.	18,848	1,408,888
*	Commercial Vehicle Group, Inc.	3,200	29,248
*	Construction Partners, Inc., Class A	8,566	287,646
*	Copart, Inc.	40,379	5,935,713
*	Cornerstone Building Brands, Inc.	26,877	452,071
*	CoStar Group, Inc.	60,520	5,377,202
*	Covenant Logistics Group, Inc.	3,969	83,389
*	CPI Aerostructures, Inc.	1,133	3,728
	CRA International, Inc.	2,412	206,781
	Crane Co.	16,048	1,560,347
	CSW Industrials, Inc.	2,666	315,361
	CSX Corp.	91,785	2,966,491
	Cummins, Inc.	29,775	6,910,777
	Curtiss-Wright Corp.	14,543	1,720,437
*	Daseke, Inc.	6,000	41,460
	Deere & Co.	46,741	16,901,078
	Deluxe Corp.	11,864	520,830
*	DLH Holdings Corp.	1,775	18,638
	Donaldson Co., Inc.	43,607	2,886,347
	Douglas Dynamics, Inc.	7,828	312,337
	Dover Corp.	28,880	4,826,426
*	Ducommun, Inc.	4,599	248,116
*	DXP Enterprises, Inc.	8,736	285,230
*	Dycom Industries, Inc.	11,678	810,453
	Eastern Co. (The)	406	11,920
	Eaton Corp. P.L.C.	48,798	7,712,524
*	Echo Global Logistics, Inc.	10,696	330,827
	EMCOR Group, Inc.	21,238	2,587,001
	Emerson Electric Co.	78,170	7,886,571
	Encore Wire Corp.	8,762	687,204
#*	Energy Recovery, Inc.	15,444	326,641
	Enerpac Tool Group Corp.	19,790	508,009
	EnerSys	15,678	1,546,791
	Ennis, Inc.	7,441	147,109
	EnPro Industries, Inc.	6,911	643,552
	Equifax, Inc.	27,307	7,116,204
	ESCO Technologies, Inc.	9,161	864,524
*	Evoqua Water Technologies Corp.	33,587	1,108,707
#*	ExOne Co. (The)	1,400	23,240
	Expeditors International of Washington, Inc.	66,863	8,575,180
	Exponent, Inc.	11,722	1,255,309
	Fastenal Co.	120,564	6,603,290
	Federal Signal Corp.	20,957	830,107
	FedEx Corp.	25,063	7,016,387
	Flowserve Corp.	37,844	1,592,854
#*	Fluor Corp.	67,752	1,128,748
*	Forrester Research, Inc.	3,927	183,980
	Fortive Corp.	62,984	4,576,417
	Fortune Brands Home & Security, Inc.	30,958	3,017,476
	Forward Air Corp.	5,320	470,501
*	Franklin Covey Co.	1,000	36,590
	Franklin Electric Co., Inc.	13,386	1,094,439
*	FTI Consulting, Inc.	10,187	1,484,246
#*	FuelCell Energy, Inc.	33,205	210,188

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Gates Industrial Corp. P.L.C.	50,501	$914,573
	GATX Corp.	8,715	803,959
*	Gencor Industries, Inc.	1,295	15,203
*	Generac Holdings, Inc.	11,397	4,779,446
	General Dynamics Corp.	51,568	10,108,875
	General Electric Co.	536,071	6,942,119
*	Gibraltar Industries, Inc.	8,289	619,023
	Global Industrial Co.	13,866	547,984
*	GMS, Inc.	18,833	925,265
	Gorman-Rupp Co. (The)	10,775	384,560
*	GP Strategies Corp.	5,858	119,210
	Graco, Inc.	41,968	3,276,861
	GrafTech International, Ltd.	57,049	648,647
	Graham Corp.	400	5,476
	Granite Construction, Inc.	15,302	587,903
*	Great Lakes Dredge & Dock Corp.	24,151	371,925
	Greenbrier Cos., Inc. (The)	11,951	511,503
	Griffon Corp.	8,042	185,931
	H&E Equipment Services, Inc.	14,812	504,052
*	Harsco Corp.	18,453	371,274
	Healthcare Services Group, Inc.	25,268	659,495
	Heartland Express, Inc.	21,648	368,665
	HEICO Corp.	11,988	1,621,377
	HEICO Corp., Class A	17,439	2,115,176
	Heidrick & Struggles International, Inc.	8,582	366,537
	Helios Technologies, Inc.	9,166	741,071
*	Herc Holdings, Inc.	13,154	1,631,622
	Herman Miller, Inc.	21,051	908,351
#*	Hexcel Corp.	22,783	1,239,851
*	Hill International, Inc.	4,682	10,113
	Hillenbrand, Inc.	30,207	1,368,377
	HNI Corp.	14,042	523,767
	Honeywell International, Inc.	65,353	15,278,878
*	Howmet Aerospace, Inc.	63,864	2,096,016
*	Hub Group, Inc., Class A	11,242	745,120
	Hubbell, Inc.	17,714	3,550,948
	Huntington Ingalls Industries, Inc.	15,881	3,257,670
	Hurco Cos., Inc.	600	20,364
*	Huron Consulting Group, Inc.	6,601	324,307
*	Huttig Building Products, Inc.	911	5,676
	Hyster-Yale Materials Handling, Inc.	4,000	286,560
*	IAA, Inc.	32,747	1,980,539
	ICF International, Inc.	10,898	997,930
	IDEX Corp.	16,751	3,797,284
*	IES Holdings, Inc.	5,100	277,491
	IHS Markit, Ltd.	71,011	8,296,925
	Illinois Tool Works, Inc.	36,818	8,345,536
*	Ingersoll Rand, Inc.	38,925	1,902,265
	Insperity, Inc.	12,243	1,212,669
	Insteel Industries, Inc.	6,002	233,058
	Interface, Inc.	26,096	376,304
	ITT, Inc.	37,138	3,636,182
	Jacobs Engineering Group, Inc.	51,152	6,918,308
	JB Hunt Transport Services, Inc.	16,190	2,727,205
*	JELD-WEN Holding, Inc.	21,582	571,491
	John Bean Technologies Corp.	13,404	1,964,758
	Johnson Controls International P.L.C.	74,963	5,353,857
	Kadant, Inc.	2,882	519,135
	Kaman Corp.	7,816	346,640

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Kansas City Southern	2,527	$676,731
#*	KAR Auction Services, Inc.	51,021	840,826
	KBR, Inc.	65,548	2,536,708
*	Kelly Services, Inc., Class A	18,647	408,742
	Kennametal, Inc.	25,033	907,446
	Kforce, Inc.	9,003	562,057
	Kimball International, Inc., Class B	8,882	109,959
*	Kirby Corp.	5,737	332,230
	Knight-Swift Transportation Holdings, Inc.	35,735	1,775,672
	Korn Ferry	32,852	2,258,246
*	Kratos Defense & Security Solutions, Inc.	32,356	880,083
	L3Harris Technologies, Inc.	25,331	5,743,551
	Landstar System, Inc.	5,893	925,201
*	Lawson Products, Inc.	796	41,782
*	LB Foster Co., Class A	958	17,397
	Leidos Holdings, Inc.	60,573	6,446,179
	Lennox International, Inc.	8,078	2,661,136
	Lincoln Electric Holdings, Inc.	17,143	2,390,248
	Lindsay Corp.	2,870	461,180
	LSI Industries, Inc.	1,800	13,554
*	Lydall, Inc.	4,700	287,640
#*	Lyft, Inc., Class A	64,649	3,576,383
	Macquarie Infrastructure Corp.	8,296	327,692
*	Manitex International, Inc.	3,706	29,574
*	Manitowoc Co., Inc. (The)	10,263	237,588
	ManpowerGroup, Inc.	26,050	3,089,009
	ManTech International Corp., Class A	11,831	1,034,739
	Marten Transport, Ltd.	15,064	238,312
	Masco Corp.	41,136	2,456,231
*	Masonite International Corp.	4,925	557,313
#*	MasTec, Inc.	29,492	2,985,475
*	Matrix Service Co.	7,677	83,756
	Matthews International Corp., Class A	10,982	379,977
	Maxar Technologies, Inc.	21,344	774,147
*	Mayville Engineering Co., Inc.	715	12,563
	McGrath RentCorp	11,781	923,866
*	Mercury Systems, Inc.	18,230	1,203,180
*	Meritor, Inc.	18,878	459,302
*	Middleby Corp. (The)	13,751	2,633,179
	Miller Industries, Inc.	3,368	126,334
*	Mistras Group, Inc.	3,871	40,645
	Moog, Inc., Class A	9,619	749,032
*	MRC Global, Inc.	40,563	371,963
	MSA Safety, Inc.	12,027	1,978,201
	MSC Industrial Direct Co., Inc., Class A	18,041	1,608,716
	Mueller Industries, Inc.	5,807	252,024
	Mueller Water Products, Inc., Class A	41,798	619,446
*	MYR Group, Inc.	7,511	718,277
	Nielsen Holdings P.L.C.	205,014	4,856,782
*	NN, Inc.	16,998	116,266
	Nordson Corp.	10,528	2,380,697
	Northrop Grumman Corp.	31,489	11,431,137
*	Northwest Pipe Co.	1,100	31,251
*	NOW, Inc.	52,096	514,188
*	NV5 Global, Inc.	4,482	425,790
	nVent Electric P.L.C.	44,956	1,421,059
	Old Dominion Freight Line, Inc.	11,572	3,114,604
#	Omega Flex, Inc.	391	61,317
#*	Orion Energy Systems, Inc.	5,000	25,050

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Oshkosh Corp.	23,164	$2,769,256
	Otis Worldwide Corp.	54,344	4,866,505
	PACCAR, Inc.	101,979	8,463,237
*	PAM Transportation Services, Inc.	48	3,000
	Park Aerospace Corp.	565	8,419
	Parker-Hannifin Corp.	24,426	7,621,645
	Park-Ohio Holdings Corp.	3,500	101,815
*	Parsons Corp.	28,572	1,103,451
	Pentair P.L.C.	53,787	3,962,488
*	PGT Innovations, Inc.	8,692	196,265
	Pitney Bowes, Inc.	36,597	292,776
*	Plug Power, Inc.	30,068	820,255
#	Powell Industries, Inc.	1,050	30,544
	Preformed Line Products Co.	500	34,260
	Primoris Services Corp.	18,591	555,871
*	Proto Labs, Inc.	5,189	405,728
*	Quad/Graphics, Inc.	909	3,182
	Quanex Building Products Corp.	6,223	154,579
	Quanta Services, Inc.	35,830	3,256,947
*	Radiant Logistics, Inc.	3,151	19,599
	Raven Industries, Inc.	2,635	153,489
	Raytheon Technologies Corp.	156,051	13,568,634
*	RBC Bearings, Inc.	6,210	1,459,350
	Regal Beloit Corp.	11,938	1,757,632
*	Resideo Technologies, Inc.	58,023	1,711,678
	Resources Connection, Inc.	7,615	117,956
	REV Group, Inc.	23,603	356,641
	Rexnord Corp.	33,915	1,910,432
	Robert Half International, Inc.	53,366	5,241,075
	Rockwell Automation, Inc.	21,413	6,582,784
#	Rollins, Inc.	42,419	1,625,920
	Roper Technologies, Inc.	12,881	6,328,951
*	RR Donnelley & Sons Co.	8,800	53,856
	Rush Enterprises, Inc., Class A	21,180	995,248
	Rush Enterprises, Inc., Class B	6,222	273,021
	Ryder System, Inc.	13,664	1,040,514
*	Saia, Inc.	5,800	1,310,800
	Schneider National, Inc., Class B	20,115	451,381
#	Science Applications International Corp.	24,705	2,156,746
*	Sensata Technologies Holding P.L.C.	42,595	2,496,919
	Shyft Group, Inc. (The)	9,151	360,915
#*	SiteOne Landscape Supply, Inc.	12,878	2,250,817
	Snap-on, Inc.	17,524	3,819,882
*	SP Plus Corp.	3,847	126,143
	Spirit AeroSystems Holdings, Inc., Class A	19,842	857,373
*	SPX Corp.	13,535	902,243
	SPX FLOW, Inc.	14,858	1,220,585
	Standex International Corp.	3,682	338,744
	Stanley Black & Decker, Inc.	20,298	3,999,721
	Steelcase, Inc., Class A	38,053	523,229
*	Sterling Construction Co., Inc.	8,618	189,251
#*	Sunrun, Inc.	30,039	1,591,166
#	Tecnoglass, Inc.	4,717	90,991
*	Teledyne Technologies, Inc.	9,659	4,373,305
	Tennant Co.	5,214	412,532
	Terex Corp.	23,502	1,126,216
	Tetra Tech, Inc.	13,413	1,790,904
*	Textainer Group Holdings, Ltd.	30,986	1,000,228
	Textron, Inc.	56,280	3,883,883

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Thermon Group Holdings, Inc.	3,145	$52,396
	Timken Co. (The)	24,186	1,922,787
*	Titan International, Inc.	13,700	118,094
*	Titan Machinery, Inc.	8,152	232,577
	Toro Co. (The)	31,183	3,546,754
*	TPI Composites, Inc.	10,362	405,569
	Trane Technologies P.L.C.	39,900	8,124,039
*	Transcat, Inc.	923	58,934
*	TransDigm Group, Inc.	6,038	3,870,901
	TransUnion	31,181	3,743,591
#*	Trex Co., Inc.	15,244	1,480,192
*	TriMas Corp.	4,787	156,631
*	TriNet Group, Inc.	31,398	2,605,406
#	Trinity Industries, Inc.	49,407	1,339,424
	Triton International, Ltd.	39,618	2,091,434
*	TrueBlue, Inc.	19,940	542,169
*	Tutor Perini Corp.	16,614	233,759
*	Twin Disc, Inc.	3,200	47,104
#*	U.S. Xpress Enterprises, Inc., Class A	11,642	101,635
*	Uber Technologies, Inc.	90,081	3,914,920
	UFP Industries, Inc.	15,953	1,184,670
*	Ultralife Corp.	1,376	10,925
	UniFirst Corp.	5,376	1,170,732
	Union Pacific Corp.	7,556	1,652,951
	United Parcel Service, Inc., Class B	40,107	7,674,876
*	United Rentals, Inc.	23,892	7,873,609
*	Univar Solutions, Inc.	67,809	1,664,033
	Universal Logistics Holdings, Inc.	3,439	79,269
*	Upwork, Inc.	20,165	1,044,345
*	USA Truck, Inc.	1,300	18,148
	Valmont Industries, Inc.	6,567	1,556,051
*	Vectrus, Inc.	3,988	180,617
	Verisk Analytics, Inc., Class A	42,895	8,147,476
*	Veritiv Corp.	2,463	150,933
*	Viad Corp.	2,443	112,012
*	Vicor Corp.	3,380	390,762
	VSE Corp.	4,947	247,597
	Wabash National Corp.	16,346	239,305
	Watsco, Inc.	9,071	2,562,013
	Watts Water Technologies, Inc., Class A	8,654	1,304,677
*	Welbilt, Inc.	23,516	552,391
	Werner Enterprises, Inc.	20,925	956,482
*	WESCO International, Inc.	26,494	2,820,286
	Westinghouse Air Brake Technologies Corp.	37,639	3,194,422
*	Willdan Group, Inc.	2,400	99,000
*	Willis Lease Finance Corp.	474	19,718
*	WillScot Mobile Mini Holdings Corp.	64,564	1,853,632
	Woodward, Inc.	13,450	1,634,982
	WW Grainger, Inc.	16,884	7,506,289
*	XPO Logistics, Inc.	18,810	2,608,759
	Xylem, Inc.	24,134	3,037,264
TOTAL INDUSTRIALS			658,065,674
INFORMATION TECHNOLOGY — (23.7%)
*	A10 Networks, Inc.	19,143	244,456
	Accenture P.L.C., Class A	67,972	21,593,345
*	ACI Worldwide, Inc.	35,052	1,202,284
*	Adobe, Inc.	52,437	32,596,412
	ADTRAN, Inc.	21,373	478,969

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Advanced Micro Devices, Inc.	79,034	$8,392,620
*	Agilysys, Inc.	5,872	326,248
*	Airgain, Inc.	869	15,859
*	Akamai Technologies, Inc.	10,100	1,211,192
*	Alarm.com Holdings, Inc.	11,920	991,982
*	Alithya Group, Inc., Class A	5,238	15,976
#	Alliance Data Systems Corp.	20,811	1,940,626
#*	Altair Engineering, Inc., Class A	4,698	327,732
#*	Alteryx, Inc., Class A	4,215	326,241
	Amdocs, Ltd.	34,245	2,640,632
	American Software, Inc., Class A	10,000	220,000
	Amkor Technology, Inc.	40,886	1,007,431
	Amphenol Corp., Class A	54,654	3,961,868
*	Amtech Systems, Inc.	2,892	29,961
	Analog Devices, Inc.	29,825	4,993,301
*	Anaplan, Inc.	7,389	422,651
*	ANSYS, Inc.	8,869	3,267,872
#*	Appfolio, Inc., Class A	3,060	433,296
#*	Appian Corp.	1,465	170,570
	Apple, Inc.	1,877,889	273,908,890
	Applied Materials, Inc.	100,246	14,027,423
*	Arista Networks, Inc.	13,251	5,040,548
*	Arlo Technologies, Inc.	29,474	180,086
*	Arrow Electronics, Inc.	26,059	3,089,816
#*	Aspen Technology, Inc.	17,910	2,619,517
*	Asure Software, Inc.	1,020	9,608
*	Atlassian Corp. P.L.C., Class A	4,508	1,465,641
*	Autodesk, Inc.	30,251	9,714,504
	Automatic Data Processing, Inc.	63,499	13,311,295
#*	Avalara, Inc.	9,130	1,526,262
*	Avaya Holdings Corp.	27,854	674,624
*	Aviat Networks, Inc.	3,288	122,577
*	Avid Technology, Inc.	10,113	378,125
	Avnet, Inc.	46,012	1,901,216
*	Aware, Inc.	500	1,990
*	Axcelis Technologies, Inc.	3,800	146,490
*	AXT, Inc.	2,116	21,583
	Badger Meter, Inc.	4,664	471,204
	Bel Fuse, Inc., Class B	878	11,976
	Belden, Inc.	4,998	244,902
	Benchmark Electronics, Inc.	15,479	408,646
#*	Benefitfocus, Inc.	3,351	44,099
#*	Bill.Com Holdings, Inc.	6,968	1,441,122
*	Black Knight, Inc.	31,507	2,609,095
*	Blackbaud, Inc.	13,856	988,348
#*	Blackline, Inc.	7,119	814,342
*	BM Technologies, Inc.	501	5,025
*	Bottomline Technologies De, Inc.	9,806	395,770
*	Brightcove, Inc.	4,594	52,693
	Broadcom, Inc.	64,774	31,441,300
	Broadridge Financial Solutions, Inc.	21,484	3,727,259
	Brooks Automation, Inc.	19,642	1,748,334
*	Cadence Design Systems, Inc.	28,692	4,236,374
*	CalAmp Corp.	12,829	155,616
*	Calix, Inc.	15,525	726,259
*	Cambium Networks Corp.	7,569	333,414
*	Cantaloupe, Inc.	4,100	42,394
*	Casa Systems, Inc.	21,990	165,145
	Cass Information Systems, Inc.	3,680	162,251

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	CDK Global, Inc.	35,593	$1,708,108
	CDW Corp.	23,351	4,281,406
#*	Cerence, Inc.	9,764	1,049,728
*	Ceridian HCM Holding, Inc.	20,281	1,995,650
*	CEVA, Inc.	3,835	190,369
*	ChannelAdvisor Corp.	5,802	135,129
*	Ciena Corp.	51,755	3,009,036
*	Cirrus Logic, Inc.	9,107	752,147
	Cisco Systems, Inc.	482,092	26,693,434
	Citrix Systems, Inc.	19,144	1,928,758
*	Clearfield, Inc.	2,900	126,208
#*	ClearOne, Inc.	858	2,428
*	Cloudera, Inc.	76,486	1,213,833
	CMC Materials, Inc.	7,528	1,088,850
	Cognex Corp.	14,837	1,341,413
	Cognizant Technology Solutions Corp., Class A	97,526	7,171,087
*	Cognyte Software, Ltd.	11,933	309,900
*	Coherent, Inc.	4,777	1,174,855
*	Cohu, Inc.	14,632	518,119
*	CommScope Holding Co., Inc.	55,901	1,182,865
*	CommVault Systems, Inc.	9,409	711,226
*	Computer Task Group, Inc.	2,600	23,166
	Comtech Telecommunications Corp.	9,390	234,468
*	Concentrix Corp.	16,835	2,756,395
*	Conduent, Inc.	85,030	570,551
*	Cornerstone OnDemand, Inc.	8,215	393,827
*	Coupa Software, Inc.	2,543	551,831
	CSG Systems International, Inc.	10,554	478,729
*	CyberOptics Corp.	2,083	97,589
*	Daktronics, Inc.	624	3,813
*	Dell Technologies, Inc., Class C	35,680	3,447,402
*	Digi International, Inc.	9,912	204,980
*	Digital Turbine, Inc.	30,444	1,916,450
*	DocuSign, Inc.	7,161	2,134,264
	Dolby Laboratories, Inc., Class A	8,090	785,539
*	Dropbox, Inc., Class A	60,938	1,918,938
*	DSP Group, Inc.	1,896	30,431
*	DXC Technology Co.	33,920	1,356,122
*	Dynatrace, Inc.	40,594	2,592,739
*	DZS, Inc.	4,045	79,889
#	Ebix, Inc.	5,441	164,427
*	EchoStar Corp., Class A	20,951	467,207
*	eGain Corp.	5,400	63,018
*	Elastic N.V.	6,855	1,014,951
*	EMCORE Corp.	1,184	10,348
*	Envestnet, Inc.	10,407	782,919
*	EPAM Systems, Inc.	5,611	3,141,038
*	ePlus, Inc.	4,342	401,461
*	Euronet Worldwide, Inc.	15,261	2,179,576
	EVERTEC, Inc.	22,530	984,561
*	Evo Payments, Inc., Class A	10,429	304,527
*	ExlService Holdings, Inc.	7,262	822,204
*	Extreme Networks, Inc.	4,500	49,545
*	F5 Networks, Inc.	18,843	3,891,268
*	Fabrinet	3,800	359,176
*	Fair Isaac Corp.	4,835	2,533,105
*	FARO Technologies, Inc.	3,724	271,442
	Fidelity National Information Services, Inc.	51,547	7,683,080
*	FireEye, Inc.	37,869	764,954

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Fiserv, Inc.	56,859	$6,545,039
*	Five9, Inc.	3,645	733,702
*	FleetCor Technologies, Inc.	16,140	4,167,671
*	Flex, Ltd.	117,628	2,113,775
*	FormFactor, Inc.	17,785	662,669
*	Fortinet, Inc.	24,369	6,634,217
*	Frequency Electronics, Inc.	1,723	17,264
*	Gartner, Inc.	24,847	6,577,746
*	Genasys, Inc.	2,697	15,103
	Genpact, Ltd.	60,903	3,033,578
	Global Payments, Inc.	24,792	4,795,021
*	Globant SA	8,114	1,940,544
*	GoDaddy, Inc., Class A	30,178	2,530,425
*	GreenSky, Inc., Class A	5,549	36,457
*	GSI Technology, Inc.	2,247	12,336
*	GTY Technology Holdings, Inc.	5,400	37,368
*	Guidewire Software, Inc.	11,462	1,320,422
	Hackett Group, Inc. (The)	6,800	121,856
#*	Harmonic, Inc.	23,271	205,948
	Hewlett Packard Enterprise Co.	256,118	3,713,711
	HP, Inc.	159,732	4,611,463
*	HubSpot, Inc.	3,943	2,350,107
*	I3 Verticals, Inc., Class A	3,815	121,775
*	Ichor Holdings, Ltd.	4,111	212,004
#*	Identiv, Inc.	2,402	39,105
*	Immersion Corp.	17,100	129,276
#*	Infinera Corp.	51,471	510,078
	Information Services Group, Inc.	4,171	24,901
*	Insight Enterprises, Inc.	14,103	1,415,659
	Intel Corp.	342,296	18,388,141
	InterDigital, Inc.	6,428	423,541
	International Business Machines Corp.	157,133	22,149,468
*	International Money Express, Inc.	5,121	82,909
*	Intevac, Inc.	1,900	12,350
	Intuit, Inc.	29,734	15,758,128
*	Iteris, Inc.	2,900	18,067
*	Itron, Inc.	11,817	1,165,393
#*	J2 Global, Inc.	16,066	2,269,644
	Jabil, Inc.	28,489	1,696,235
	Jack Henry & Associates, Inc.	21,981	3,826,672
	Juniper Networks, Inc.	90,121	2,536,005
*	Key Tronic Corp.	334	2,228
*	Keysight Technologies, Inc.	30,180	4,966,119
*	Kimball Electronics, Inc.	1,207	24,611
	KLA Corp.	26,146	9,102,991
*	Knowles Corp.	33,103	663,384
	Kulicke & Soffa Industries, Inc.	16,980	923,033
*	KVH Industries, Inc.	1,119	12,667
	Lam Research Corp.	21,205	13,516,279
*	Lantronix, Inc.	3,255	17,121
*	Lattice Semiconductor Corp.	13,590	771,232
*	LGL Group, Inc. (The)	400	4,144
#*	Limelight Networks, Inc.	19,272	54,154
*	LiveRamp Holdings, Inc.	16,075	643,161
#*	Lumentum Holdings, Inc.	9,130	766,829
*	Luna Innovations, Inc.	6,774	83,523
*	Magnachip Semiconductor Corp.	3,441	71,504
*	Manhattan Associates, Inc.	12,444	1,986,436
	Marvell Technology, Inc.	79,109	4,786,886

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Mastercard, Inc., Class A	123,165	$47,534,300
	Maximus, Inc.	20,269	1,803,941
*	MaxLinear, Inc.	13,554	653,709
	Methode Electronics, Inc.	5,836	279,136
	Microsoft Corp.	513,773	146,379,065
#*	MicroStrategy, Inc., Class A	1,267	793,155
*	Mimecast, Ltd.	12,701	705,541
#*	Mitek Systems, Inc.	8,000	176,880
	MKS Instruments, Inc.	6,884	1,076,933
*	Model N, Inc.	3,029	98,049
*	Momentive Global, Inc.	18,413	386,673
*	MoneyGram International, Inc.	10,323	106,740
#*	MongoDB, Inc.	12,479	4,478,963
	Monolithic Power Systems, Inc.	7,104	3,191,543
	Motorola Solutions, Inc.	18,324	4,103,110
#*	N-Able, Inc.	20,003	276,041
*	Napco Security Technologies, Inc.	2,904	102,656
	National Instruments Corp.	34,883	1,538,689
*	NCR Corp.	45,228	2,008,123
*	NeoPhotonics Corp.	13,287	128,884
	NetApp, Inc.	38,528	3,066,443
*	NETGEAR, Inc.	10,304	352,912
*	NetScout Systems, Inc.	29,294	842,495
*	New Relic, Inc.	11,476	792,762
	NortonLifeLock, Inc.	88,965	2,208,111
*	Novanta, Inc.	5,473	768,464
*	Nuance Communications, Inc.	52,781	2,897,677
	NVIDIA Corp.	206,532	40,271,675
#*	Okta, Inc.	4,595	1,138,595
*	OneSpan, Inc.	9,289	229,160
*	Onto Innovation, Inc.	11,356	795,828
	Oracle Corp.	259,347	22,599,498
*	OSI Systems, Inc.	4,892	489,445
#*	PagerDuty, Inc.	13,458	546,260
*	Palo Alto Networks, Inc.	4,034	1,609,768
#*	PAR Technology Corp.	1,359	82,967
	Paychex, Inc.	79,978	9,103,096
*	Paycom Software, Inc.	7,995	3,198,000
*	Paylocity Holding Corp.	8,247	1,710,923
*	PayPal Holdings, Inc.	100,548	27,703,990
*	Paysign, Inc.	4,194	11,156
	PC Connection, Inc.	7,567	359,887
	PC-Tel, Inc.	8,847	58,833
*	PDF Solutions, Inc.	4,300	80,453
	Pegasystems, Inc.	9,516	1,214,622
*	Perficient, Inc.	7,464	703,781
*	PFSweb, Inc.	1,693	19,910
*	Photronics, Inc.	20,910	279,567
*	Ping Identity Holding Corp.	22,272	491,543
*	Pixelworks, Inc.	4,600	13,846
#*	Plantronics, Inc.	6,000	187,140
*	Plexus Corp.	5,381	486,012
	Power Integrations, Inc.	13,516	1,310,917
	Progress Software Corp.	18,517	844,190
*	Proofpoint, Inc.	6,476	1,131,098
*	PTC, Inc.	20,396	2,762,638
*	Pure Storage, Inc., Class A	48,262	942,074
#*	Q2 Holdings, Inc.	5,701	588,970
	QAD, Inc., Class A	2,102	182,348

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	QUALCOMM, Inc.	130,167	$19,499,017
*	Qualys, Inc.	10,551	1,071,560
*	Rambus, Inc.	24,838	587,667
*	RF Industries, Ltd.	1,338	12,805
*	Ribbon Communications, Inc.	44,248	305,754
	Richardson Electronics, Ltd.	500	3,880
#*	Rimini Street, Inc.	3,000	26,070
*	RingCentral, Inc., Class A	3,191	852,859
#*	Sailpoint Technologies Holdings, Inc.	17,435	871,576
*	salesforce.com, Inc.	58,386	14,125,325
	Sapiens International Corp. NV	11,123	280,411
*	ScanSource, Inc.	10,387	286,577
*	SecureWorks Corp., Class A	1,149	23,049
*	Semtech Corp.	10,248	634,454
*	ServiceNow, Inc.	7,512	4,416,230
#*	ShotSpotter, Inc.	1,286	58,770
*	SigmaTron International, Inc.	497	3,012
*	Silicon Laboratories, Inc.	8,571	1,276,993
*	Smartsheet, Inc., Class A	9,461	686,396
*	Smith Micro Software, Inc.	5,201	29,438
#*	SolarWinds Corp.	40,007	449,679
*	Splunk, Inc.	9,233	1,310,901
*	SPS Commerce, Inc.	6,903	752,082
#*	Square, Inc., Class A	15,006	3,710,384
	SS&C Technologies Holdings, Inc.	52,452	4,111,712
*	StarTek, Inc.	1,400	9,828
*	Stratasys, Ltd.	11,873	234,373
*	Super Micro Computer, Inc.	15,401	585,854
	Switch, Inc., Class A	15,778	325,973
*	Sykes Enterprises, Inc.	10,168	545,615
#*	Synaptics, Inc.	7,688	1,167,961
	SYNNEX Corp.	19,765	2,362,708
*	Synopsys, Inc.	15,028	4,327,914
	TE Connectivity, Ltd.	3,794	559,501
*	Teradata Corp.	29,548	1,467,354
	Teradyne, Inc.	36,238	4,602,226
*	Trade Desk, Inc. (The), Class A	20,170	1,652,125
*	TransAct Technologies, Inc.	300	4,995
*	Trimble, Inc.	41,381	3,538,075
	TTEC Holdings, Inc.	15,698	1,640,441
#*	Turtle Beach Corp.	3,394	104,875
*	Twilio, Inc., Class A	7,989	2,984,610
*	Tyler Technologies, Inc.	8,446	4,160,837
#	Ubiquiti, Inc.	2,026	634,341
#*	Unisys Corp.	13,340	298,149
	Universal Display Corp.	4,566	1,070,681
*	Upland Software, Inc.	5,855	210,780
#*	Verint Systems, Inc.	16,791	716,472
*	VeriSign, Inc.	11,886	2,571,774
#*	Verra Mobility Corp.	40,550	620,820
#*	Viasat, Inc.	14,799	734,622
*	Viavi Solutions, Inc.	64,168	1,070,964
#	Visa, Inc., Class A	215,347	53,059,347
*	Vishay Precision Group, Inc.	335	12,171
*	VMware, Inc., Class A	7,732	1,188,718
	Vontier Corp.	26,750	865,362
	Western Union Co. (The)	71,151	1,651,415
*	WEX, Inc.	8,730	1,656,343
*	Workday, Inc., Class A	6,598	1,546,571

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Xerox Holdings Corp.	63,844	$1,540,556
	Xilinx, Inc.	23,672	3,547,012
	Xperi Holding Corp.	11,148	231,544
*	Zebra Technologies Corp., Class A	4,490	2,480,635
#*	Zendesk, Inc.	6,228	812,941
*	Zix Corp.	5,379	39,858
*	Zoom Video Communications, Inc., Class A	7,018	2,653,506
*	Zscaler, Inc.	6,657	1,570,453
TOTAL INFORMATION TECHNOLOGY			1,242,925,927
MATERIALS — (3.0%)
*	AdvanSix, Inc.	7,805	261,077
*	AgroFresh Solutions, Inc.	3,791	7,392
	Albemarle Corp.	19,807	4,081,034
*	Allegheny Technologies, Inc.	43,216	887,224
	Amcor P.L.C.	312,584	3,613,471
	American Vanguard Corp.	11,503	189,915
	AptarGroup, Inc.	33,904	4,370,904
*	Arconic Corp.	19,924	716,069
	Ashland Global Holdings, Inc.	10,742	913,822
	Avery Dennison Corp.	28,380	5,979,098
	Avient Corp.	52,689	2,556,470
*	Axalta Coating Systems, Ltd.	126,183	3,798,108
	Balchem Corp.	10,021	1,351,733
	Ball Corp.	72,020	5,824,978
*	Berry Global Group, Inc.	47,445	3,050,239
	Celanese Corp., Class A	15,514	2,416,616
	Chase Corp.	2,929	341,316
*	Clearwater Paper Corp.	3,528	104,041
*	Coeur Mining, Inc.	34,478	259,964
	Compass Minerals International, Inc.	11,051	757,657
	Corteva, Inc.	60,808	2,601,366
	Crown Holdings, Inc.	45,849	4,573,896
*	Domtar Corp.	8,755	480,737
	Dow, Inc.	75,887	4,717,136
	DuPont de Nemours, Inc.	48,337	3,627,692
	Ecolab, Inc.	35,592	7,859,781
	Element Solutions, Inc.	98,478	2,303,400
*	Ferro Corp.	22,476	467,501
»	Ferroglobe Representation & Warranty Insurance Trust	4,347	0
	FMC Corp.	44,352	4,743,446
*	Forterra, Inc.	4,008	94,549
	FutureFuel Corp.	5,003	42,525
*	GCP Applied Technologies, Inc.	13,183	306,505
	Glatfelter Corp.	6,681	101,752
	Graphic Packaging Holding Co.	63,486	1,217,027
	Greif, Inc., Class A	10,196	618,082
	Greif, Inc., Class B	1,339	81,518
	Hawkins, Inc.	8,004	290,625
	HB Fuller Co.	21,430	1,384,807
	Hecla Mining Co.	203,037	1,358,318
	Huntsman Corp.	55,125	1,455,851
*	Ingevity Corp.	7,668	651,320
	Innospec, Inc.	9,641	852,746
	International Flavors & Fragrances, Inc.	33,524	5,050,055
	International Paper Co.	7,934	458,268
*	Intrepid Potash, Inc.	3,405	103,171
*	Koppers Holdings, Inc.	4,105	126,065
*	Kraton Corp.	10,965	418,753

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Kronos Worldwide, Inc.	22,336	$310,694
#*	Livent Corp.	41,022	800,339
	Louisiana-Pacific Corp.	20,768	1,151,378
	Martin Marietta Materials, Inc.	6,116	2,221,943
	Materion Corp.	3,829	273,237
	Mercer International, Inc.	9,541	110,962
	Minerals Technologies, Inc.	8,295	665,425
	Mosaic Co. (The)	1,855	57,932
	Myers Industries, Inc.	11,436	242,214
	Neenah, Inc.	3,136	157,647
	NewMarket Corp.	3,112	983,112
	Newmont Corp.	43,571	2,737,130
	Northern Technologies International Corp.	2,004	37,435
	Packaging Corp. of America	15,442	2,185,043
	PPG Industries, Inc.	56,608	9,256,540
#	Quaker Chemical Corp.	1,202	302,591
*	Ranpak Holdings Corp.	28,583	732,296
*	Rayonier Advanced Materials, Inc.	6,300	43,911
	Reliance Steel & Aluminum Co.	27,252	4,282,652
	Royal Gold, Inc.	21,606	2,625,561
	RPM International, Inc.	24,608	2,130,807
*	Ryerson Holding Corp.	6,797	106,917
	Schnitzer Steel Industries, Inc., Class A	10,435	547,003
	Scotts Miracle-Gro Co. (The)	22,761	4,027,787
	Sealed Air Corp.	37,703	2,139,645
	Sensient Technologies Corp.	11,057	963,949
	Sherwin-Williams Co. (The)	53,394	15,539,256
	Silgan Holdings, Inc.	44,471	1,801,965
	Sonoco Products Co.	27,900	1,779,741
	Steel Dynamics, Inc.	38,705	2,494,537
	Stepan Co.	8,824	1,040,791
	Trinseo SA	10,873	591,056
	Valvoline, Inc.	65,325	2,004,171
*	Venator Materials P.L.C.	2,800	8,876
	Vulcan Materials Co.	15,108	2,719,289
	Westlake Chemical Corp.	10,076	835,502
	WestRock Co.	30,966	1,523,837
	Worthington Industries, Inc.	19,949	1,276,138
	WR Grace & Co.	8,334	580,046
TOTAL MATERIALS			158,757,375
REAL ESTATE — (0.3%)
*	CBRE Group, Inc., Class A	64,518	6,223,406
	CTO Realty Growth, Inc.	707	39,726
#*	Cushman & Wakefield P.L.C.	62,713	1,170,852
#*	eXp World Holdings, Inc.	20,355	731,152
*	Five Point Holdings LLC, Class A	2,194	18,364
*	Forestar Group, Inc.	8,414	172,235
*	FRP Holdings, Inc.	513	30,847
*	Howard Hughes Corp. (The)	9,187	851,727
	Indus Realty Trust, Inc.	610	41,206
*	Jones Lang LaSalle, Inc.	19,813	4,409,779
	Kennedy-Wilson Holdings, Inc.	14,359	289,908
*	Marcus & Millichap, Inc.	11,733	466,856
*	Maui Land & Pineapple Co., Inc.	7,404	77,742
	Newmark Group, Inc., Class A	53,192	685,113
*	Rafael Holdings, Inc., Class B	781	39,526
	RE/MAX Holdings, Inc., Class A	6,670	228,781
*	Realogy Holdings Corp.	46,795	829,207

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
#*	Redfin Corp.	12,074	$707,174
	RMR Group, Inc. (The), Class A	4,376	171,714
	St Joe Co. (The)	3,317	150,161
*	Stratus Properties, Inc.	321	9,678
TOTAL REAL ESTATE			17,345,154
UTILITIES — (0.7%)
	American States Water Co.	10,609	936,987
	American Water Works Co., Inc.	33,588	5,713,655
	Atmos Energy Corp.	17,060	1,681,945
#	Avangrid, Inc.	10,807	563,477
	Brookfield Renewable Corp., Class A	35,412	1,502,885
	California Water Service Group	19,575	1,226,961
	Chesapeake Utilities Corp.	3,028	377,259
	Clearway Energy, Inc., Class A	5,815	156,714
	Clearway Energy, Inc., Class C	10,478	300,509
	Consolidated Edison, Inc.	31,905	2,353,632
	Consolidated Water Co., Ltd.	163	2,067
#	Essential Utilities, Inc.	95,695	4,700,538
	Eversource Energy	52,752	4,550,915
	Genie Energy, Ltd., Class B	2,902	17,093
	Global Water Resources, Inc.	1,296	22,836
	Middlesex Water Co.	5,025	511,243
	New Jersey Resources Corp.	29,214	1,125,323
	Northwest Natural Holding Co.	6,141	321,113
	ONE Gas, Inc.	9,392	692,942
#	Ormat Technologies, Inc.	25,872	1,804,313
*	Pure Cycle Corp.	1,310	20,253
	SJW Group	7,228	498,226
	South Jersey Industries, Inc.	43,012	1,082,612
	Southwest Gas Holdings, Inc.	16,924	1,183,495
	Spire, Inc.	9,440	669,768
#*	Sunnova Energy International, Inc.	40,707	1,550,937
	UGI Corp.	47,895	2,202,691
	Unitil Corp.	2,002	105,946
	York Water Co. (The)	1,961	94,638
TOTAL UTILITIES			35,970,973
TOTAL COMMON STOCKS			5,172,447,556
PREFERRED STOCKS — (0.0%)
INDUSTRIALS — (0.0%)
(r)	WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	4,748	147,425
RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
*»	Nabors Industries, Ltd. Warrants 06/11/26	666	4,329
TOTAL INVESTMENT SECURITIES (Cost $3,057,653,588)			5,172,602,189

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund 0.025%	10,681,725	10,681,725

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.3%)
@§	The DFA Short Term Investment Fund	5,815,020	$67,279,784
TOTAL INVESTMENTS — (100.0%)
(Cost $3,135,610,109)^^			$5,250,563,698
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$2,879	—	$2,879
Common Stocks
Communication Services	$533,216,139	—	—	533,216,139
Consumer Discretionary	699,128,576	639	—	699,129,215
Consumer Staples	280,746,109	—	—	280,746,109
Energy	42,879,572	—	—	42,879,572
Financials	781,547,068	501	—	781,547,569
Health Care	721,824,594	39,255	—	721,863,849
Industrials	658,065,674	—	—	658,065,674
Information Technology	1,242,925,927	—	—	1,242,925,927
Materials	158,757,375	—	—	158,757,375
Real Estate	17,345,154	—	—	17,345,154
Utilities	35,970,973	—	—	35,970,973
Preferred Stocks
Industrials	147,425	—	—	147,425
Rights/Warrants
Energy	—	4,329	—	4,329
Temporary Cash Investments	10,681,725	—	—	10,681,725
Securities Lending Collateral	—	67,279,784	—	67,279,784
TOTAL	$5,183,236,311	$67,327,387	—	$5,250,563,698

U.S. Sustainability Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.2%)
COMMUNICATION SERVICES — (3.4%)
*	AMC Networks, Inc., Class A	4,050	$202,662
	ATN International, Inc.	2,750	118,388
*	Ballantyne Strong, Inc.	2,277	8,789
*	Boston Omaha Corp., Class A	4,189	137,022
*	Cars.com, Inc.	9,128	110,266
*	comScore, Inc.	10,811	43,352
*	Consolidated Communications Holdings, Inc.	9,953	76,539
*	Cumulus Media, Inc., Class A	3,428	40,416
*	Daily Journal Corp.	143	47,619
*	DHI Group, Inc.	6,569	26,276
*	Entercom Communications Corp.	21,135	75,452
	Entravision Communications Corp., Class A	12,100	74,415
	EW Scripps Co. (The), Class A	10,840	206,827
*	Fluent, Inc.	8,675	21,601
*	Gaia, Inc.	2,180	25,964
*	Gannett Co., Inc.	21,800	125,786
	Gray Television, Inc.	13,602	301,556
*	Hemisphere Media Group, Inc.	2,724	34,622
*	iHeartMedia, Inc., Class A	1,183	30,581
	Interpublic Group of Cos., Inc. (The)	19,273	681,493
*	Iridium Communications, Inc.	12,389	523,187
	John Wiley & Sons, Inc., Class A	5,449	320,292
*	Liberty Latin America, Ltd., Class A	8,554	116,762
*	Liberty Latin America, Ltd., Class C	24,951	345,072
*	Liberty Media Corp.-Liberty Formula One, Class A	3,647	151,205
*	Liberty Media Corp.-Liberty Formula One, Class C	25,576	1,200,282
*	Lions Gate Entertainment Corp., Class A	10,401	156,327
*	Lions Gate Entertainment Corp., Class B	17,707	236,566
*	Madison Square Garden Entertainment Corp.	2,591	181,266
#*	Marcus Corp. (The)	4,030	64,762
*	Meredith Corp.	4,102	179,011
	Nexstar Media Group, Inc., Class A	5,409	795,502
*	ORBCOMM, Inc.	7,900	89,191
*	QuinStreet, Inc.	5,800	106,372
*	Reading International, Inc., Class A	3,100	16,306
	Saga Communications, Inc., Class A	900	19,647
	Scholastic Corp.	4,736	159,177
	TEGNA, Inc.	26,248	465,115
	Telephone and Data Systems, Inc.	16,452	367,702
*	Townsquare Media, Inc., Class A	1,569	19,283
*	TrueCar, Inc.	13,900	73,114
*	United States Cellular Corp.	5,294	192,490
*	Yelp, Inc.	8,208	306,979
TOTAL COMMUNICATION SERVICES			8,475,236
CONSUMER DISCRETIONARY — (15.0%)
*	1-800-Flowers.com, Inc., Class A	2,300	70,150
	Aaron's Co., Inc. (The)	583	16,831
*	Abercrombie & Fitch Co., Class A	8,259	312,273
	Acushnet Holdings Corp.	10,145	519,728
*	Adient P.L.C.	7,577	319,219
*	Adtalem Global Education, Inc.	9,998	363,327
	Advance Auto Parts, Inc.	3,368	714,218

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	American Axle & Manufacturing Holdings, Inc.	33,427	$323,908
#	American Eagle Outfitters, Inc.	9,453	325,845
*	American Outdoor Brands, Inc.	3,800	102,524
*	American Public Education, Inc.	4,851	143,687
*	America's Car-Mart, Inc.	846	134,514
*	Asbury Automotive Group, Inc.	1,825	374,964
	Autoliv, Inc.	7,998	806,838
*	AutoNation, Inc.	11,331	1,374,790
*	Barnes & Noble Education, Inc.	9,000	75,150
	Bassett Furniture Industries, Inc.	2,027	46,175
*	Beazer Homes USA, Inc.	4,630	84,544
*	Bed Bath & Beyond, Inc.	7,676	219,073
	Big Lots, Inc.	5,033	289,951
*	Biglari Holdings, Inc., Class B	285	46,868
*	BJ's Restaurants, Inc.	1,796	72,882
*	Bluegreen Vacations Holding Corp.	1,737	30,067
*	Boot Barn Holdings, Inc.	1,969	170,161
	BorgWarner, Inc.	29,383	1,439,179
	Buckle, Inc. (The)	1,559	65,603
*	Build-A-Bear Workshop, Inc.	4,200	63,840
*	Callaway Golf Co.	4,034	127,797
*	Capri Holdings, Ltd.	17,321	975,346
	Carriage Services, Inc.	2,400	89,232
*	Carrols Restaurant Group, Inc.	7,700	37,807
	Cato Corp. (The), Class A	4,000	66,000
*	Cavco Industries, Inc.	1,090	256,150
*	Century Casinos, Inc.	4,256	47,710
	Century Communities, Inc.	5,161	358,431
*	Charles & Colvard, Ltd.	3,600	9,540
*	Chico's FAS, Inc.	10,700	66,126
*	Chuy's Holdings, Inc.	2,873	94,809
*	Citi Trends, Inc.	1,206	96,179
	Columbia Sportswear Co.	666	66,347
*	Conn's, Inc.	4,297	95,565
*	Container Store Group, Inc. (The)	8,429	88,673
»	Contra Zagg, Inc.	5,384	485
*	Cooper-Standard Holdings, Inc.	2,305	60,045
	Culp, Inc.	1,700	25,449
	Dana, Inc.	17,251	416,784
	Del Taco Restaurants, Inc.	6,100	51,911
*	Delta Apparel, Inc.	831	26,592
*	Designer Brands, Inc., Class A	7,500	109,275
#	Dick's Sporting Goods, Inc.	8,031	836,348
	Dillard's, Inc., Class A	1,583	290,116
*	Dorman Products, Inc.	1,900	192,185
*	El Pollo Loco Holdings, Inc.	4,234	78,795
	Escalade, Inc.	2,040	46,308
	Ethan Allen Interiors, Inc.	3,691	87,735
*	Fiesta Restaurant Group, Inc.	3,400	45,526
	Flexsteel Industries, Inc.	1,029	35,501
	Foot Locker, Inc.	12,246	698,757
*	Fossil Group, Inc.	8,734	110,223
#	Franchise Group, Inc.	1,878	63,777
*	Full House Resorts, Inc.	2,414	19,964
*	Genesco, Inc.	2,100	120,645
*	Gentherm, Inc.	1,618	134,181
*	G-III Apparel Group, Ltd.	7,394	220,785
*	Goodyear Tire & Rubber Co. (The)	37,339	586,596
	Graham Holdings Co., Class B	528	350,940

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Grand Canyon Education, Inc.	4,439	$410,030
*	Green Brick Partners, Inc.	7,194	180,354
	Group 1 Automotive, Inc.	2,505	435,219
	Guess?, Inc.	7,258	161,999
	Harley-Davidson, Inc.	8,797	348,537
	Haverty Furniture Cos., Inc.	2,100	75,579
	Hibbett, Inc.	2,307	204,539
	Hooker Furniture Corp.	2,075	68,869
*	Houghton Mifflin Harcourt Co.	4,700	53,204
*	iMedia Brands, Inc.	1,474	9,404
*	iRobot Corp.	2,781	243,337
	Johnson Outdoors, Inc., Class A	1,051	124,407
	KB Home	12,676	537,969
	Kohl's Corp.	21,410	1,087,628
*	Lakeland Industries, Inc.	1,662	44,808
*	Lands' End, Inc.	4,394	168,422
*	Laureate Education, Inc., Class A	14,351	212,538
	La-Z-Boy, Inc.	4,767	160,076
*	Lazydays Holdings, Inc.	1,212	25,294
	LCI Industries	501	73,056
	Lear Corp.	6,923	1,211,387
*	Legacy Housing Corp.	3,111	54,878
*	LGI Homes, Inc.	2,434	415,971
	Lifetime Brands, Inc.	3,166	47,712
*	Lincoln Educational Services Corp.	5,804	40,280
	Lithia Motors, Inc., Class A	2,055	775,187
*	Lumber Liquidators Holdings, Inc.	3,214	61,323
*	Macy's, Inc.	22,563	383,571
*	MarineMax, Inc.	3,327	178,959
*	Marriott Vacations Worldwide Corp.	357	52,611
	MDC Holdings, Inc.	10,679	569,404
*	Modine Manufacturing Co.	4,430	74,114
*	Mohawk Industries, Inc.	5,850	1,140,165
*	Monarch Casino & Resort, Inc.	1,391	88,815
	Monro, Inc.	3,195	185,310
*	Motorcar Parts of America, Inc.	2,843	63,228
	Movado Group, Inc.	2,766	83,174
#*	Nautilus, Inc.	4,315	62,352
	Newell Brands, Inc.	46,151	1,142,237
*	ODP Corp. (The)	8,329	394,212
	Oxford Industries, Inc.	1,594	138,566
	Patrick Industries, Inc.	2,368	195,668
	Penske Automotive Group, Inc.	11,366	1,007,028
*	Perdoceo Education Corp.	10,368	122,964
*	Playa Hotels & Resorts NV	25,618	171,384
*	PVH Corp.	9,825	1,027,891
	Qurate Retail, Inc., Class A	50,027	593,320
	Ralph Lauren Corp.	244	27,699
	RCI Hospitality Holdings, Inc.	1,296	81,337
	Rocky Brands, Inc.	841	45,750
*	Select Interior Concepts, Inc., Class A	2,922	31,967
	Shoe Carnival, Inc.	3,200	107,840
	Signet Jewelers, Ltd.	6,236	401,224
*	Skechers U.S.A., Inc., Class A	1,441	77,353
*	Skyline Champion Corp.	3,457	194,975
	Sonic Automotive, Inc., Class A	2,832	154,486
*	Stamps.com, Inc.	1,702	556,146
	Standard Motor Products, Inc.	3,484	145,492
*	Stoneridge, Inc.	3,103	89,832

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Strategic Education, Inc.	917	$72,709
*	Strattec Security Corp.	1,038	42,745
*	Stride, Inc.	5,938	182,059
	Superior Group of Cos, Inc.	2,230	52,204
*	Tapestry, Inc.	681	28,806
*	Taylor Morrison Home Corp.	19,569	524,841
	Thor Industries, Inc.	6,341	750,521
	Tilly's, Inc., Class A	3,675	54,500
	Toll Brothers, Inc.	17,649	1,046,056
*	TravelCenters of America, Inc.	1,668	48,239
*	Tri Pointe Homes, Inc.	18,015	434,522
*	Unifi, Inc.	3,400	80,206
*	Universal Electronics, Inc.	1,976	92,358
*	Universal Technical Institute, Inc.	4,820	29,306
*	Urban Outfitters, Inc.	11,136	414,036
*	Vera Bradley, Inc.	4,600	50,646
*	VOXX International Corp.	3,213	36,692
	Weyco Group, Inc.	1,900	42,389
	Winnebago Industries, Inc.	4,454	320,109
*	Zumiez, Inc.	3,660	159,759
TOTAL CONSUMER DISCRETIONARY			36,874,728
CONSUMER STAPLES — (3.5%)
	Andersons, Inc. (The)	8,825	235,628
	Calavo Growers, Inc.	400	22,536
	Casey's General Stores, Inc.	479	94,703
*	Central Garden & Pet Co.	1,542	74,463
*	Central Garden & Pet Co., Class A	5,093	220,578
*	Darling Ingredients, Inc.	5,628	388,726
	Edgewell Personal Care Co.	7,474	307,032
*	Farmer Bros Co.	2,200	21,318
	Flowers Foods, Inc.	8,842	208,318
	Fresh Del Monte Produce, Inc.	6,532	201,578
#*	Grocery Outlet Holding Corp.	6,671	220,944
*	Hain Celestial Group, Inc. (The)	2,700	107,757
#*	HF FOODS GROUP, Inc.	4,587	23,715
*	Hostess Brands, Inc.	18,718	301,173
	Ingles Markets, Inc., Class A	2,050	122,508
	Inter Parfums, Inc.	1,555	119,533
	J&J Snack Foods Corp.	1,609	264,487
*	Landec Corp.	4,799	52,501
#	MGP Ingredients, Inc.	1,548	92,338
*	Molson Coors Beverage Co., Class B	26,991	1,319,590
	Natural Grocers by Vitamin Cottage, Inc.	3,317	37,084
	Nature's Sunshine Products, Inc.	1,963	34,529
	Nu Skin Enterprises, Inc., Class A	7,665	411,534
	Oil-Dri Corp. of America	612	21,769
*	Post Holdings, Inc.	9,498	972,025
	PriceSmart, Inc.	4,000	358,960
#*	Rite Aid Corp.	6,890	104,728
*	Seneca Foods Corp., Class A	1,000	54,740
*	Simply Good Foods Co. (The)	12,856	481,843
	SpartanNash Co.	6,021	117,108
	Spectrum Brands Holdings, Inc.	500	43,675
*	Sprouts Farmers Market, Inc.	15,186	373,272
#	Tootsie Roll Industries, Inc.	6,301	216,691
*	TreeHouse Foods, Inc.	4,792	212,765
*	United Natural Foods, Inc.	8,528	282,447
*	US Foods Holding Corp.	7,560	259,610

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Village Super Market, Inc., Class A	1,820	$41,041
	Weis Markets, Inc.	3,662	192,804
TOTAL CONSUMER STAPLES			8,616,051
ENERGY — (2.5%)
	Archrock, Inc.	30,034	258,593
	Brigham Minerals, Inc., Class A	1,300	25,532
*	ChampionX Corp.	20,598	478,698
*	Clean Energy Fuels Corp.	23,465	176,222
	CVR Energy, Inc.	10,887	148,716
	Delek US Holdings, Inc.	11,653	202,529
*	DMC Global, Inc.	700	30,639
*	Dril-Quip, Inc.	5,281	150,931
	EnLink Midstream LLC	4,300	23,951
	Equitrans Midstream Corp.	54,952	451,705
*	Exterran Corp.	4,343	19,022
	Falcon Minerals Corp.	3,468	16,542
*	Forum Energy Technologies, Inc.	1,232	26,759
#*	Frank's International NV	35,388	97,317
*	FTS International, Inc., Class A	1,972	38,533
*	Green Plains, Inc.	2,377	84,051
*	Helix Energy Solutions Group, Inc.	24,691	102,468
	Helmerich & Payne, Inc.	12,792	366,747
	HollyFrontier Corp.	23,423	688,636
*	Liberty Oilfield Services, Inc., Class A	14,025	142,915
	NACCO Industries, Inc., Class A	800	20,056
*	Natural Gas Services Group, Inc.	1,028	10,280
*	Newpark Resources, Inc.	12,472	40,285
*	NexTier Oilfield Solutions, Inc.	33,380	127,512
*	NOV, Inc.	1,635	22,579
*	Oceaneering International, Inc.	11,285	149,639
*	Oil States International, Inc.	11,039	62,481
*	Overseas Shipholding Group, Inc., Class A	4,410	11,731
	Patterson-UTI Energy, Inc.	29,122	233,558
*	PBF Energy, Inc., Class A	14,147	129,728
*	ProPetro Holding Corp.	17,514	132,231
*	Renewable Energy Group, Inc.	5,786	354,392
*	REX American Resources Corp.	817	66,994
*	RPC, Inc.	20,832	87,494
*	Select Energy Services, Inc., Class A	15,125	89,994
	Solaris Oilfield Infrastructure, Inc., Class A	4,372	38,036
*	Technip Energies NV, ADR	4,993	67,655
*	TechnipFMC P.L.C.	53,103	383,404
*	Transocean, Ltd.	73,941	266,927
*	US Silica Holdings, Inc.	11,791	119,089
	World Fuel Services Corp.	5,200	179,192
TOTAL ENERGY			6,123,763
FINANCIALS — (28.3%)
	1st Constitution Bancorp	1,043	22,518
	1st Source Corp.	3,113	142,544
	ACNB Corp.	381	10,641
	Alerus Financial Corp.	2,527	70,630
*	Alleghany Corp.	1,580	1,047,698
	Allegiance Bancshares, Inc.	4,084	148,943
	Ally Financial, Inc.	8,807	452,328
	Altabancorp	1,601	64,664
	Amalgamated Financial Corp.	13	200

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	A-Mark Precious Metals, Inc.	413	$21,038
*	Ambac Financial Group, Inc.	2,600	37,752
*	Amerant Bancorp, Inc.	3,110	68,887
	American Equity Investment Life Holding Co.	22,709	728,732
	American Financial Group, Inc.	3,937	497,991
	American National Bankshares, Inc.	2,283	72,120
	American National Group, Inc.	1,851	305,378
	Ameris Bancorp	10,692	519,738
	Ames National Corp.	1,467	34,607
	Argo Group International Holdings, Ltd.	3,971	207,008
	Arrow Financial Corp.	4,452	160,495
*	Assetmark Financial Holdings, Inc.	1,833	47,841
	Associated Banc-Corp	23,404	463,399
	Associated Capital Group, Inc., Class A	306	11,533
	Assurant, Inc.	500	78,905
	Assured Guaranty, Ltd.	8,716	416,712
*	Athene Holding, Ltd., Class A	21,475	1,387,714
*	Atlantic Capital Bancshares, Inc.	4,903	117,672
	Atlantic Union Bankshares Corp.	14,096	499,985
	Axis Capital Holdings, Ltd.	9,935	505,393
*	Axos Financial, Inc.	6,130	293,320
	Banc of California, Inc.	10,852	185,786
	BancFirst Corp.	3,264	181,087
*	Bancorp, Inc. (The)	13,502	315,542
	BancorpSouth Bank	13,594	350,725
	Bank of Commerce Holdings	2,554	34,402
	Bank of Marin Bancorp	1,829	63,466
	Bank of NT Butterfield & Son, Ltd. (The)	5,240	173,654
	Bank of Princeton (The)	25	737
	Bank OZK	17,431	709,616
	BankFinancial Corp.	3,100	35,402
	BankUnited, Inc.	8,834	349,650
	Bankwell Financial Group, Inc.	797	22,970
	Banner Corp.	5,341	283,287
	Bar Harbor Bankshares	2,303	65,958
*	Baycom Corp.	1,527	27,944
	BCB Bancorp, Inc.	1,587	23,868
	Berkshire Hills Bancorp, Inc.	6,532	176,625
	BOK Financial Corp.	7,992	671,408
*	Bridgewater Bancshares, Inc.	2,992	48,530
*	Brighthouse Financial, Inc.	8,790	378,497
	Brookline Bancorp, Inc.	9,298	133,612
	Bryn Mawr Bank Corp.	2,274	88,982
	Business First Bancshares, Inc.	2,128	49,604
	Byline Bancorp, Inc.	5,710	140,523
	C&F Financial Corp.	728	38,045
	Cadence BanCorp	15,227	289,313
	Cambridge Bancorp	700	59,906
	Camden National Corp.	2,399	107,403
*	Cannae Holdings, Inc.	5,249	174,529
	Capital Bancorp, Inc.	535	12,155
	Capital City Bank Group, Inc.	1,405	34,198
	Capitol Federal Financial, Inc.	15,800	175,222
	Capstar Financial Holdings, Inc.	2,844	60,293
*	Carter Bankshares, Inc.	1,964	22,527
	Cathay General Bancorp	10,082	381,805
	CBTX, Inc.	3,132	82,372
	Central Pacific Financial Corp.	1,496	38,298
	Central Valley Community Bancorp	1,568	35,108

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Century Bancorp, Inc., Class A	468	$53,530
	Chemung Financial Corp.	124	5,692
	CIT Group, Inc.	4,010	193,442
	Citizens & Northern Corp.	1,553	38,359
	City Holding Co.	1,775	134,297
	Civista Bancshares, Inc.	2,830	64,779
	CNA Financial Corp.	4,780	210,368
	CNB Financial Corp.	2,890	66,643
	Codorus Valley Bancorp, Inc.	543	11,854
	Columbia Banking System, Inc.	9,307	325,187
*	Columbia Financial, Inc.	2,494	44,992
	Comerica, Inc.	14,389	987,949
	Community Bank System, Inc.	369	26,435
	Community Bankers Trust Corp.	3,912	41,467
	Community Financial Corp. (The)	1,132	41,386
	Community Trust Bancorp, Inc.	2,321	92,283
	ConnectOne Bancorp, Inc.	5,391	141,783
	Cowen, Inc., Class A	556	22,229
*	CrossFirst Bankshares, Inc.	6,229	86,022
*	Customers Bancorp, Inc.	4,291	155,420
	CVB Financial Corp.	13,988	266,611
	Dime Community Bancshares, Inc.	5,248	173,289
	Donegal Group, Inc., Class A	4,470	69,151
*	Donnelley Financial Solutions, Inc.	3,460	111,447
	Eagle Bancorp Montana, Inc.	1,400	31,080
	Eagle Bancorp, Inc.	3,636	200,089
	East West Bancorp, Inc.	472	33,583
*	eHealth, Inc.	454	23,613
#*	Elevate Credit, Inc.	7,023	25,423
	Employers Holdings, Inc.	5,582	231,765
*	Encore Capital Group, Inc.	4,633	219,326
*	Enova International, Inc.	4,733	156,615
*	Enstar Group, Ltd.	2,215	569,299
	Enterprise Bancorp, Inc.	276	9,025
	Enterprise Financial Services Corp.	4,282	190,849
*	Equity Bancshares, Inc., Class A	2,209	65,077
*	Esquire Financial Holdings, Inc.	631	15,226
	Essent Group, Ltd.	12,807	578,492
	Evans Bancorp, Inc.	496	19,379
	Everest Re Group, Ltd.	5,023	1,269,965
*	EZCORP, Inc., Class A	8,200	46,904
	Farmers National Banc Corp.	4,131	63,411
	FB Financial Corp.	5,211	197,028
	Federal Agricultural Mortgage Corp., Class C	1,099	107,153
	Fidelity National Financial, Inc.	5,298	236,344
	Financial Institutions, Inc.	2,653	78,104
	First American Financial Corp.	12,994	874,626
	First BanCorp	27,691	335,892
	First BanCorp	3,531	141,240
	First Bancshares, Inc. (The)	2,866	110,542
	First Bank	3,522	46,931
	First Busey Corp.	6,435	151,866
	First Business Financial Services, Inc.	1,250	34,475
#	First Citizens BancShares, Inc., Class A	691	540,770
	First Commonwealth Financial Corp.	11,200	147,504
	First Community Bancshares, Inc.	2,620	76,504
	First Community Corp.	600	12,270
	First Financial Bancorp	11,628	261,630
	First Financial Corp.	1,600	64,080

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Foundation, Inc.	4,664	$109,930
	First Hawaiian, Inc.	14,310	393,954
	First Horizon Corp.	69,664	1,076,309
	First Internet Bancorp	1,490	45,117
	First Interstate BancSystem, Inc., Class A	4,947	207,378
	First Merchants Corp.	6,349	258,595
	First Mid Bancshares, Inc.	1,639	66,691
	First Midwest Bancorp, Inc.	13,437	241,060
	First Northwest Bancorp	1,286	24,177
	First of Long Island Corp. (The)	3,832	82,580
*	First Western Financial, Inc.	1,176	30,482
	Flagstar Bancorp, Inc.	6,778	310,161
	Flushing Financial Corp.	5,006	110,382
	FNB Corp.	37,432	428,971
	FS Bancorp, Inc.	696	24,207
	Fulton Financial Corp.	20,676	316,756
*	FVCBankcorp, Inc.	585	11,115
*	Genworth Financial, Inc., Class A	26,760	89,378
	German American Bancorp, Inc.	2,736	103,147
	Global Indemnity Group LLC, Class A	1,156	29,721
	Globe Life, Inc.	11,672	1,086,780
	Great Southern Bancorp, Inc.	2,014	104,788
	Great Western Bancorp, Inc.	6,165	189,882
*	Greenlight Capital Re, Ltd., Class A	4,869	42,847
	Guaranty Bancshares, Inc.	880	29,436
	Hancock Whitney Corp.	10,089	440,990
	Hanmi Financial Corp.	4,706	85,790
	Hanover Insurance Group, Inc. (The)	1,259	171,098
	HarborOne Bancorp, Inc.	8,121	110,527
	HBT Financial, Inc.	289	4,722
	Heartland Financial USA, Inc.	4,228	192,881
	Heritage Commerce Corp.	7,710	83,576
	Heritage Financial Corp.	4,981	120,490
	Heritage Insurance Holdings, Inc.	4,378	32,135
	Home Bancorp, Inc.	618	21,704
	Home BancShares, Inc.	8,694	184,139
	HomeStreet, Inc.	3,600	135,756
	Hope Bancorp, Inc.	15,898	210,648
	Horace Mann Educators Corp.	5,292	210,675
	Horizon Bancorp, Inc.	5,912	98,790
	Huntington Bancshares, Inc.	33,953	478,058
	Independence Holding Co.	842	37,671
	Independent Bank Corp.	3,587	253,529
	Independent Bank Corp.	3,185	66,981
	Independent Bank Group, Inc.	5,453	380,074
	International Bancshares Corp.	7,599	296,969
	Invesco, Ltd.	52,875	1,289,092
	Investar Holding Corp.	1,226	26,911
	Investors Bancorp, Inc.	26,525	366,575
	Investors Title Co.	193	32,140
	James River Group Holdings, Ltd.	2,068	75,234
	Janus Henderson Group P.L.C.	1,710	71,546
	Jefferies Financial Group, Inc.	32,986	1,094,805
	Kearny Financial Corp.	12,145	146,104
	Kemper Corp.	6,406	422,860
	Lakeland Bancorp, Inc.	6,807	111,431
	LCNB Corp.	2,465	41,511
	Level One Bancorp, Inc.	1,338	36,514
	Lincoln National Corp.	21,998	1,355,517

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Luther Burbank Corp.	7,054	$91,420
	Macatawa Bank Corp.	4,836	40,236
	Mackinac Financial Corp.	1,371	27,790
*	MainStreet Bancshares, Inc.	866	20,871
	Marlin Business Services Corp.	3,145	70,951
	Mercantile Bank Corp.	2,281	71,281
	Merchants Bancorp	2,117	77,567
	Mercury General Corp.	5,671	344,967
	Meridian Bancorp, Inc.	7,722	147,567
	Meridian Corp.	931	25,137
	Meta Financial Group, Inc.	3,311	164,557
#	Metrocity Bankshares, Inc.	700	13,979
*	Metropolitan Bank Holding Corp.	1,215	86,301
	MGIC Investment Corp.	34,918	483,265
#	Mid Penn Bancorp, Inc.	815	21,231
	Midland States Bancorp, Inc.	3,336	82,099
	MidWestOne Financial Group, Inc.	2,362	68,805
*	Mr Cooper Group, Inc.	10,331	384,107
	MVB Financial Corp.	1,463	60,641
	National Bank Holdings Corp., Class A	3,100	109,926
	National Bankshares, Inc.	833	30,113
	National Western Life Group, Inc., Class A	444	92,303
	Navient Corp.	21,710	443,535
	NBT Bancorp, Inc.	5,220	181,917
	Nelnet, Inc., Class A	3,394	255,568
	New York Community Bancorp, Inc.	56,420	664,628
*	Nicolet Bankshares, Inc.	1,206	87,302
*	NMI Holdings, Inc., Class A	9,225	203,135
	Northeast Bank	1,916	61,140
	Northfield Bancorp, Inc.	7,782	128,014
	Northwest Bancshares, Inc.	15,110	201,114
	Norwood Financial Corp.	406	10,191
	OceanFirst Financial Corp.	7,455	145,373
*	Ocwen Financial Corp.	1,100	28,765
	OFG Bancorp	6,407	148,002
	Old National Bancorp	20,694	332,966
	Old Republic International Corp.	34,482	850,326
	Old Second Bancorp, Inc.	3,000	34,740
	OneMain Holdings, Inc.	12,824	782,264
	OP Bancorp	2,958	32,035
*	Oportun Financial Corp.	1,180	24,874
	Oppenheimer Holdings, Inc., Class A	1,760	79,112
	Origin Bancorp, Inc.	2,718	110,568
	Orrstown Financial Services, Inc.	807	18,601
*	Pacific Mercantile Bancorp	1,975	16,531
	Pacific Premier Bancorp, Inc.	11,029	418,881
	PacWest Bancorp	13,124	522,598
	Park National Corp.	1,377	156,854
	Parke Bancorp, Inc.	1,244	24,830
	PCB Bancorp	726	13,750
	PCSB Financial Corp.	2,813	50,747
	Peapack-Gladstone Financial Corp.	2,796	90,059
	Penns Woods Bancorp, Inc.	542	12,742
	Peoples Bancorp, Inc.	2,966	87,467
	Peoples Financial Services Corp.	592	25,397
	People's United Financial, Inc.	49,407	775,690
	Pinnacle Financial Partners, Inc.	7,613	682,201
	Popular, Inc.	9,800	713,048
*	PRA Group, Inc.	6,426	249,265

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Preferred Bank	1,600	$94,368
	Premier Financial Bancorp, Inc.	1,992	33,904
	Premier Financial Corp.	4,682	125,384
	Primis Financial Corp.	3,802	59,121
	ProAssurance Corp.	6,105	123,809
*	Professional Holding Corp., Class A	930	19,028
	PROG Holdings, Inc.	1,166	51,036
	Prosperity Bancshares, Inc.	12,293	838,260
	Provident Financial Services, Inc.	9,483	204,833
	QCR Holdings, Inc.	2,300	112,907
	Radian Group, Inc.	22,319	503,963
	RBB Bancorp	2,209	52,861
	Red River Bancshares, Inc.	588	29,959
	Regional Management Corp.	1,830	94,666
	Reinsurance Group of America, Inc.	8,148	897,747
	Reliant Bancorp, Inc.	1,425	39,615
	RenaissanceRe Holdings, Ltd.	4,541	693,365
	Renasant Corp.	6,166	216,920
	Republic Bancorp, Inc., Class A	2,473	120,583
*	Republic First Bancorp, Inc.	10,589	39,073
	Richmond Mutual BanCorp, Inc.	550	8,322
	Riverview Bancorp, Inc.	4,900	34,202
	S&T Bancorp, Inc.	4,411	129,904
	Safety Insurance Group, Inc.	1,800	137,916
	Sandy Spring Bancorp, Inc.	4,695	195,265
	Santander Consumer USA Holdings, Inc.	31,135	1,277,469
	Seacoast Banking Corp. of Florida	5,516	167,631
*	Security National Financial Corp., Class A	2,457	20,762
*	Select Bancorp, Inc.	1,952	31,037
	Selective Insurance Group, Inc.	999	81,269
	Severn Bancorp, Inc.	2,071	25,038
	Shore Bancshares, Inc.	3,163	54,846
	Sierra Bancorp	2,300	55,499
	Simmons First National Corp., Class A	11,821	321,768
*	SiriusPoint, Ltd.	10,182	99,784
	SmartFinancial, Inc.	895	21,811
	South State Corp.	7,604	523,459
*	Southern First Bancshares, Inc.	900	44,577
	Southern Missouri Bancorp, Inc.	600	26,928
	Southside Bancshares, Inc.	3,285	118,391
	Spirit of Texas Bancshares, Inc.	1,214	28,262
	State Auto Financial Corp.	4,900	245,000
	Sterling Bancorp	24,180	524,948
	Stewart Information Services Corp.	2,699	159,268
	Stifel Financial Corp.	14,386	957,244
*	StoneX Group, Inc.	1,990	128,415
*	SVB Financial Group	134	73,695
	Synovus Financial Corp.	12,852	525,647
	Territorial Bancorp, Inc.	1,139	29,090
*	Texas Capital Bancshares, Inc.	6,027	379,580
	Timberland Bancorp, Inc.	1,300	37,388
	Tiptree, Inc.	4,667	44,850
	Tompkins Financial Corp.	1,460	112,055
	Towne Bank	8,754	260,957
	TriCo Bancshares	3,560	140,371
*	TriState Capital Holdings, Inc.	4,800	97,488
*	Triumph Bancorp, Inc.	2,265	173,635
	TrustCo Bank Corp. NY	3,046	102,437
	Trustmark Corp.	7,604	228,272

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	UMB Financial Corp.	2,941	$275,278
	Umpqua Holdings Corp.	23,483	443,124
	United Bankshares, Inc.	16,796	580,134
	United Community Banks, Inc.	8,888	256,063
	United Fire Group, Inc.	3,694	92,054
	United Insurance Holdings Corp.	6,602	28,917
	Unity Bancorp, Inc.	1,986	44,109
	Universal Insurance Holdings, Inc.	6,100	86,376
	Univest Financial Corp.	3,848	105,281
	Unum Group	24,927	683,000
	Valley National Bancorp	51,918	669,223
	Veritex Holdings, Inc.	5,634	189,021
	Voya Financial, Inc.	13,774	887,046
	Washington Federal, Inc.	8,639	278,781
	Washington Trust Bancorp, Inc.	1,743	84,971
	Waterstone Financial, Inc.	5,700	112,461
	Webster Financial Corp.	2,576	123,906
	WesBanco, Inc.	7,538	243,327
	West BanCorp, Inc.	1,689	49,792
	Westamerica BanCorp	1,834	101,879
	Western New England Bancorp, Inc.	5,200	43,992
	Westwood Holdings Group, Inc.	546	13,841
	White Mountains Insurance Group, Ltd.	340	384,734
	Wintrust Financial Corp.	6,511	464,885
	WSFS Financial Corp.	5,537	242,410
	Zions Bancorp NA	18,354	957,161
TOTAL FINANCIALS			69,688,409
HEALTH CARE — (5.9%)
*	Acadia Healthcare Co., Inc.	12,283	758,107
*	Addus HomeCare Corp.	3,939	341,866
*	Akebia Therapeutics, Inc.	12,576	31,063
*	Alkermes P.L.C.	18,272	472,697
*	Allscripts Healthcare Solutions, Inc.	35,345	603,693
*	Amphastar Pharmaceuticals, Inc.	8,758	183,480
*	AnaptysBio, Inc.	3,699	85,003
*	AngioDynamics, Inc.	11,015	293,329
*	ANI Pharmaceuticals, Inc.	2,063	69,998
*	Anika Therapeutics, Inc.	3,237	129,901
*	Avanos Medical, Inc.	7,801	295,970
*	BioDelivery Sciences International, Inc.	3,071	11,547
*	Blueprint Medicines Corp.	1,116	98,063
*	Brookdale Senior Living, Inc.	24,551	184,624
*	Cara Therapeutics, Inc.	2,586	30,954
*	Catalyst Biosciences, Inc.	4,954	20,163
*	Catalyst Pharmaceuticals, Inc.	4,808	28,079
#*	CbdMD, Inc.	4,600	11,868
*	Chinook Therapeutics, Inc.	904	11,779
	Computer Programs and Systems, Inc.	1,766	55,753
*	Covetrus, Inc.	6,712	170,888
*	Cross Country Healthcare, Inc.	5,716	93,857
*	CryoLife, Inc.	5,171	139,617
*	Cyclerion Therapeutics, Inc.	3,096	9,009
*	Eagle Pharmaceuticals, Inc.	541	25,156
#*	Eiger BioPharmaceuticals, Inc.	3,062	24,374
*	Electromed, Inc.	666	7,819
*	Enanta Pharmaceuticals, Inc.	1,709	72,205
*	Envista Holdings Corp.	24,175	1,041,459
*	Enzo Biochem, Inc.	10,600	34,556

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Evolent Health, Inc., Class A	558	$12,801
*	Five Star Senior Living, Inc.	4,274	24,276
*	FONAR Corp.	1,044	17,664
*	GlycoMimetics, Inc.	6,500	13,130
*	Harvard Bioscience, Inc.	4,000	31,560
*	HealthStream, Inc.	4,374	127,765
	Hill-Rom Holdings, Inc.	146	20,215
*	Innoviva, Inc.	12,131	172,018
*	Inogen, Inc.	2,793	222,798
*	Integer Holdings Corp.	4,068	398,217
*	IntriCon Corp.	1,698	40,752
#*	Invacare Corp.	7,557	54,637
*	Jazz Pharmaceuticals P.L.C.	1,529	259,196
*	Jounce Therapeutics, Inc.	9,702	48,898
#*	Lannett Co., Inc.	4,008	18,597
*	Lantheus Holdings, Inc.	8,160	213,547
*	LENSAR, Inc.	858	6,976
*	Ligand Pharmaceuticals, Inc.	1,546	175,486
*	Magellan Health, Inc.	1,399	131,954
*	MEDNAX, Inc.	11,057	321,980
*	Meridian Bioscience, Inc.	5,100	104,550
*	Merit Medical Systems, Inc.	6,632	464,837
#	Mesa Laboratories, Inc.	549	161,686
*	Minerva Neurosciences, Inc.	9,200	16,928
*	Myriad Genetics, Inc.	726	22,963
	National HealthCare Corp.	1,999	155,222
*	Natus Medical, Inc.	4,123	110,084
*	NextCure, Inc.	2,451	16,985
*	NextGen Healthcare, Inc.	12,188	197,689
*	NuVasive, Inc.	5,211	333,243
#*	OPKO Health, Inc.	41,397	142,406
*	Option Care Health, Inc.	13,038	270,147
*	OraSure Technologies, Inc.	6,825	80,467
*	Organon & Co.	2,273	65,940
*	Orgenesis, Inc.	1,208	5,919
*	Orthofix Medical, Inc.	2,306	91,640
	Owens & Minor, Inc.	9,081	419,996
*	Pacira BioSciences, Inc.	996	58,714
	Patterson Cos., Inc.	12,151	378,261
*»	PDL BioPharma, Inc.	11,311	10,477
	Perrigo Co. P.L.C.	15,845	761,035
	Premier, Inc., Class A	14,714	524,407
*	Prestige Consumer Healthcare, Inc.	6,139	322,604
	Select Medical Holdings Corp.	9,298	366,806
*	Sio Gene Therapies, Inc.	4,300	8,772
*	Supernus Pharmaceuticals, Inc.	6,479	170,592
#*	Surface Oncology, Inc.	2,685	16,137
*	Taro Pharmaceutical Industries, Ltd.	2,569	182,913
*	Triple-S Management Corp., Class B	4,083	99,339
*	United Therapeutics Corp.	1,677	305,097
	Universal Health Services, Inc., Class B	4,067	652,387
	Utah Medical Products, Inc.	400	35,760
*	Vanda Pharmaceuticals, Inc.	6,232	101,644
#*	Varex Imaging Corp.	6,141	167,649
#*	Viking Therapeutics, Inc.	1,749	10,756
#*	X4 Pharmaceuticals, Inc.	1,568	9,016
TOTAL HEALTH CARE			14,492,412

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (20.9%)
*	AAR Corp.	5,006	$179,015
	ABM Industries, Inc.	9,968	463,412
*	Acacia Research Corp.	3,095	17,456
	ACCO Brands Corp.	14,100	126,054
	Acme United Corp.	800	33,840
	Acuity Brands, Inc.	4,262	747,470
	ADT, Inc.	40,371	423,492
*	AECOM	6,154	387,456
	AGCO Corp.	7,612	1,005,621
	Air Lease Corp.	15,263	646,541
#*	Akerna Corp.	4,309	14,780
	Alamo Group, Inc.	2,465	361,788
	Albany International Corp., Class A	3,964	342,291
	Allied Motion Technologies, Inc.	3,600	118,476
*	Alta Equipment Group, Inc.	1,084	13,648
	Altra Industrial Motion Corp.	7,553	473,422
	AMERCO	1,813	1,065,971
*	American Woodmark Corp.	3,913	290,540
#*	API Group Corp.	11,628	266,514
	Apogee Enterprises, Inc.	7,001	277,730
	Applied Industrial Technologies, Inc.	1,837	164,779
	ARC Document Solutions, Inc.	9,100	18,837
	ArcBest Corp.	4,813	284,496
	Arcosa, Inc.	6,974	381,896
	Argan, Inc.	3,158	141,952
*	Armstrong Flooring, Inc.	4,300	18,576
*	ASGN, Inc.	6,642	671,705
	Astec Industries, Inc.	5,604	343,581
*	Astronics Corp.	4,923	84,085
	AZZ, Inc.	3,653	193,572
	Barnes Group, Inc.	7,582	384,180
	Barrett Business Services, Inc.	1,644	120,357
*	Beacon Roofing Supply, Inc.	9,961	532,714
	BGSF, Inc.	1,600	20,192
*	BlueLinx Holdings, Inc.	454	19,504
	Boise Cascade Co.	4,406	225,367
	Brady Corp., Class A	5,472	299,209
*	BrightView Holdings, Inc.	11,578	185,595
#*	Broadwind, Inc.	2,000	7,600
*	Builders FirstSource, Inc.	22,360	995,020
*	CACI International, Inc., Class A	3,531	942,636
	CAI International, Inc.	2,445	136,455
	Carlisle Cos., Inc.	386	78,065
*	CBIZ, Inc.	6,497	210,113
*	CECO Environmental Corp.	7,348	51,730
*	Chart Industries, Inc.	2,396	372,458
*	CIRCOR International, Inc.	2,300	70,932
*	Civeo Corp.	2,652	57,575
*	Colfax Corp.	17,916	821,986
	Columbus McKinnon Corp.	2,011	93,310
	Comfort Systems USA, Inc.	3,184	238,004
*	Commercial Vehicle Group, Inc.	1,917	17,521
#*	Concrete Pumping Holdings, Inc.	8,609	74,898
*	Construction Partners, Inc., Class A	2,940	98,725
*	Covenant Logistics Group, Inc.	2,437	51,201
	CRA International, Inc.	1,000	85,730
	Crane Co.	3,791	368,599
	Curtiss-Wright Corp.	4,799	567,722
	Deluxe Corp.	4,336	190,350

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Ducommun, Inc.	2,000	$107,900
*	DXP Enterprises, Inc.	3,100	101,215
*	Dycom Industries, Inc.	3,477	241,304
	Eastern Co. (The)	508	14,915
*	Echo Global Logistics, Inc.	3,624	112,090
	EMCOR Group, Inc.	6,289	766,063
	Encore Wire Corp.	3,206	251,447
	EnerSys	1,587	156,573
	Ennis, Inc.	3,700	73,149
	EnPro Industries, Inc.	3,131	291,559
	ESCO Technologies, Inc.	3,597	339,449
*	EVI Industries, Inc.	201	5,415
	Federal Signal Corp.	6,910	273,705
	Flowserve Corp.	10,389	437,273
#*	Fluor Corp.	15,679	261,212
	Forward Air Corp.	1,500	132,660
*	FreightCar America, Inc.	2,000	10,380
*	FTI Consulting, Inc.	4,062	591,833
*	Gates Industrial Corp. P.L.C.	20,393	369,317
	GATX Corp.	5,324	491,139
*	Gencor Industries, Inc.	1,912	22,447
*	Gibraltar Industries, Inc.	3,622	270,491
*	GMS, Inc.	5,202	255,574
	Gorman-Rupp Co. (The)	3,500	124,915
*	GP Strategies Corp.	2,896	58,934
	Graham Corp.	1,600	21,904
	Granite Construction, Inc.	7,060	271,245
*	Great Lakes Dredge & Dock Corp.	7,688	118,395
	Greenbrier Cos., Inc. (The)	5,076	217,253
	Griffon Corp.	7,973	184,336
*	Harsco Corp.	9,293	186,975
	Heartland Express, Inc.	10,812	184,128
	Heidrick & Struggles International, Inc.	1,841	78,629
	Helios Technologies, Inc.	3,528	285,239
*	Herc Holdings, Inc.	2,811	348,676
	Herman Miller, Inc.	8,668	374,024
*	Hill International, Inc.	9,621	20,781
	Hillenbrand, Inc.	6,381	289,059
	HNI Corp.	4,936	184,113
*	Hub Group, Inc., Class A	4,829	320,066
*	Hudson Technologies, Inc.	5,182	17,930
	Huntington Ingalls Industries, Inc.	58	11,898
	Hurco Cos., Inc.	400	13,576
*	Huron Consulting Group, Inc.	2,706	132,946
	Hyster-Yale Materials Handling, Inc.	1,900	136,116
	ICF International, Inc.	2,023	185,246
*	IES Holdings, Inc.	2,381	129,550
	Insteel Industries, Inc.	2,642	102,589
	Interface, Inc.	6,215	89,620
*	JELD-WEN Holding, Inc.	11,011	291,571
	Kadant, Inc.	1,148	206,789
	Kaman Corp.	4,074	180,682
*	KAR Auction Services, Inc.	14,712	242,454
*	Kelly Services, Inc., Class A	5,545	121,546
	Kennametal, Inc.	8,844	320,595
	Kimball International, Inc., Class B	4,420	54,720
*	Kirby Corp.	3,677	212,935
	Knight-Swift Transportation Holdings, Inc.	22,564	1,121,205
	Korn Ferry	6,514	447,772

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Kratos Defense & Security Solutions, Inc.	12,713	$345,794
*	Lawson Products, Inc.	1,240	65,088
*	LB Foster Co., Class A	2,470	44,855
	LSI Industries, Inc.	4,600	34,638
*	Lydall, Inc.	1,810	110,772
	Macquarie Infrastructure Corp.	8,239	325,441
*	Manitowoc Co., Inc. (The)	4,862	112,555
	ManpowerGroup, Inc.	2,183	258,860
	ManTech International Corp., Class A	3,191	279,085
	Marten Transport, Ltd.	13,239	209,441
*	Masonite International Corp.	2,016	228,131
#*	MasTec, Inc.	7,051	713,773
*	Mastech Digital, Inc.	560	9,817
*	Matrix Service Co.	4,300	46,913
	Matthews International Corp., Class A	5,013	173,450
	Maxar Technologies, Inc.	6,926	251,206
*	Mayville Engineering Co., Inc.	2,573	45,208
	McGrath RentCorp	2,795	219,184
*	Mercury Systems, Inc.	1,100	72,600
*	Meritor, Inc.	1,680	40,874
	Miller Industries, Inc.	1,708	64,067
*	Mistras Group, Inc.	4,868	51,114
	Moog, Inc., Class A	4,299	334,763
*	MRC Global, Inc.	7,029	64,456
	MSC Industrial Direct Co., Inc., Class A	2,551	227,473
	Mueller Industries, Inc.	6,487	281,536
	Mueller Water Products, Inc., Class A	17,072	253,007
*	MYR Group, Inc.	1,939	185,427
	Nielsen Holdings P.L.C.	32,973	781,130
*	NN, Inc.	8,000	54,720
*	Northwest Pipe Co.	1,642	46,649
*	NOW, Inc.	17,042	168,205
*	NV5 Global, Inc.	1,750	166,250
	nVent Electric P.L.C.	14,165	447,756
*	Orion Group Holdings, Inc.	5,300	28,461
	Oshkosh Corp.	6,041	722,202
	Park Aerospace Corp.	3,398	50,630
	Park-Ohio Holdings Corp.	2,400	69,816
*	PGT Innovations, Inc.	6,333	142,999
	Powell Industries, Inc.	1,786	51,955
	Preformed Line Products Co.	677	46,388
	Primoris Services Corp.	6,932	207,267
*	Quad/Graphics, Inc.	5,500	19,250
	Quanex Building Products Corp.	4,707	116,922
	Quanta Services, Inc.	8,105	736,744
*	Radiant Logistics, Inc.	4,653	28,942
	Raven Industries, Inc.	1,834	106,831
	Regal Beloit Corp.	2,541	374,111
*	Resideo Technologies, Inc.	20,728	611,476
	Resources Connection, Inc.	4,608	71,378
	REV Group, Inc.	7,214	109,004
	Rexnord Corp.	2,375	133,784
	Rush Enterprises, Inc., Class A	6,608	310,510
	Rush Enterprises, Inc., Class B	1,616	70,910
	Ryder System, Inc.	7,227	550,336
	Schneider National, Inc., Class B	9,474	212,597
	Science Applications International Corp.	5,245	457,888
*	Sensata Technologies Holding P.L.C.	17,168	1,006,388
	Snap-on, Inc.	4,394	957,804

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	SPX FLOW, Inc.	4,478	$367,868
	Standex International Corp.	1,332	122,544
	Steelcase, Inc., Class A	13,741	188,939
*	Sterling Construction Co., Inc.	2,643	58,040
#*	Sunrun, Inc.	1,951	103,344
*	Team, Inc.	3,400	20,978
#	Tecnoglass, Inc.	2,164	41,744
	Tennant Co.	2,006	158,715
	Terex Corp.	7,744	371,092
*	Textainer Group Holdings, Ltd.	7,397	238,775
	Textron, Inc.	3,046	210,204
*	Thermon Group Holdings, Inc.	4,079	67,956
	Timken Co. (The)	10,151	807,004
*	Titan International, Inc.	6,300	54,306
*	Titan Machinery, Inc.	3,263	93,093
*	TriMas Corp.	4,961	162,324
	Trinity Industries, Inc.	16,012	434,085
	Triton International, Ltd.	8,388	442,803
*	TrueBlue, Inc.	4,541	123,470
*	Tutor Perini Corp.	7,800	109,746
#*	U.S. Xpress Enterprises, Inc., Class A	5,256	45,885
	UFP Industries, Inc.	7,410	550,267
*	Ultralife Corp.	3,073	24,400
	UniFirst Corp.	753	163,981
*	Univar Solutions, Inc.	17,481	428,984
	Universal Logistics Holdings, Inc.	2,145	49,442
*	USA Truck, Inc.	1,200	16,752
*	Vectrus, Inc.	1,710	77,446
*	Veritiv Corp.	1,624	99,519
	VSE Corp.	1,620	81,081
	Wabash National Corp.	7,365	107,824
	Werner Enterprises, Inc.	7,370	336,883
*	WESCO International, Inc.	5,608	596,972
*	Willdan Group, Inc.	1,393	57,461
*	WillScot Mobile Mini Holdings Corp.	27,871	800,176
	Woodward, Inc.	2,848	346,203
TOTAL INDUSTRIALS			51,611,403
INFORMATION TECHNOLOGY — (11.3%)
*	ACI Worldwide, Inc.	8,016	274,949
	ADTRAN, Inc.	13,102	293,616
*	Airgain, Inc.	1,200	21,900
	Alliance Data Systems Corp.	4,941	460,748
*	Alpha & Omega Semiconductor, Ltd.	3,924	101,985
	Amdocs, Ltd.	13,932	1,074,296
	Amkor Technology, Inc.	37,184	916,214
*	Amtech Systems, Inc.	2,941	30,469
*	Arrow Electronics, Inc.	10,880	1,290,041
*	AstroNova, Inc.	670	10,753
*	Asure Software, Inc.	3,988	37,567
*	Aviat Networks, Inc.	1,800	67,104
	Avnet, Inc.	12,225	505,137
*	Axcelis Technologies, Inc.	5,340	205,857
*	AXT, Inc.	7,447	75,959
	Bel Fuse, Inc., Class B	2,600	35,464
	Belden, Inc.	4,679	229,271
	Benchmark Electronics, Inc.	7,100	187,440
*	BM Technologies, Inc.	554	5,557
	Cass Information Systems, Inc.	1,656	73,013

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	CEVA, Inc.	1,995	$99,032
*	Ciena Corp.	14,879	865,065
*	Cirrus Logic, Inc.	5,532	456,888
*	Cloudera, Inc.	9,322	147,940
*	Cognyte Software, Ltd.	300	7,791
*	Cohu, Inc.	5,341	189,125
*	Computer Task Group, Inc.	3,298	29,385
	Comtech Telecommunications Corp.	3,897	97,308
*	Concentrix Corp.	6,442	1,054,749
*	Conduent, Inc.	29,570	198,415
	CSG Systems International, Inc.	3,041	137,940
	CTS Corp.	3,025	105,845
*	CyberOptics Corp.	700	32,795
*	Daktronics, Inc.	9,240	56,456
*	Digi International, Inc.	4,504	93,143
*	Diodes, Inc.	5,979	490,278
*	DSP Group, Inc.	2,692	43,207
*	DXC Technology Co.	24,669	986,267
	Ebix, Inc.	3,159	95,465
*	EchoStar Corp., Class A	4,702	104,855
*	EMCORE Corp.	5,655	49,425
*	ePlus, Inc.	1,396	129,074
*	Fabrinet	4,305	406,909
*	FARO Technologies, Inc.	800	58,312
*	First Solar, Inc.	12,036	1,035,577
*	Flex, Ltd.	52,047	935,284
*	FormFactor, Inc.	3,218	119,903
*	GSI Technology, Inc.	6,000	32,940
*	GTY Technology Holdings, Inc.	3,290	22,767
	Hackett Group, Inc. (The)	2,400	43,008
*	Harmonic, Inc.	11,028	97,598
*	Ichor Holdings, Ltd.	3,167	163,322
*	IEC Electronics Corp.	1,800	19,800
#*	II-VI, Inc.	9,444	659,286
*	Immersion Corp.	2,490	18,824
	Information Services Group, Inc.	8,078	48,226
*	Insight Enterprises, Inc.	3,913	392,787
	InterDigital, Inc.	3,417	225,146
*	inTEST Corp.	1,400	20,034
*	Intevac, Inc.	4,900	31,850
*	Issuer Direct Corp.	971	27,149
*	Iteris, Inc.	5,100	31,773
*	J2 Global, Inc.	2,943	415,758
	Jabil, Inc.	15,294	910,605
	Juniper Networks, Inc.	41,926	1,179,798
*	Kimball Electronics, Inc.	3,762	76,707
*	Knowles Corp.	14,286	286,291
	Kulicke & Soffa Industries, Inc.	6,988	379,868
*	KVH Industries, Inc.	2,390	27,055
*	Lantronix, Inc.	3,045	16,017
#*	LightPath Technologies, Inc., Class A	5,240	12,419
#*	Lumentum Holdings, Inc.	6,735	565,673
*	Magnachip Semiconductor Corp.	2,721	56,542
	Maximus, Inc.	2,595	230,955
	Methode Electronics, Inc.	5,742	274,640
	MKS Instruments, Inc.	2,685	420,041
*	N-Able, Inc.	489	6,748
*	NeoPhotonics Corp.	4,900	47,530
*	NETGEAR, Inc.	3,850	131,862

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	NetScout Systems, Inc.	11,298	$324,930
#*	One Stop Systems, Inc.	3,504	20,989
*	Onto Innovation, Inc.	5,226	366,238
*	OSI Systems, Inc.	2,012	201,301
	PC Connection, Inc.	3,304	157,138
	PC-Tel, Inc.	2,500	16,625
*	PFSweb, Inc.	2,400	28,224
*	Ping Identity Holding Corp.	6,443	142,197
*	Plexus Corp.	3,396	306,727
*	Powerfleet, Inc.	2,119	14,430
*	Rambus, Inc.	12,310	291,255
*	Ribbon Communications, Inc.	22,069	152,497
	Richardson Electronics, Ltd.	879	6,821
*	Rogers Corp.	2,025	385,965
*	Sanmina Corp.	9,978	383,355
	Sapiens International Corp. NV	5,082	128,117
*	ScanSource, Inc.	4,138	114,167
*	SecureWorks Corp., Class A	1,700	34,102
*	SMART Global Holdings, Inc.	2,576	120,660
*	Smith Micro Software, Inc.	6,223	35,222
#*	SolarWinds Corp.	978	10,993
*	StarTek, Inc.	2,568	18,027
*	Stratasys, Ltd.	1,135	22,405
*	Super Micro Computer, Inc.	6,592	250,760
*	Sykes Enterprises, Inc.	5,556	298,135
	SYNNEX Corp.	6,039	721,902
*	TTM Technologies, Inc.	17,176	240,292
*	Turtle Beach Corp.	601	18,571
*	Ultra Clean Holdings, Inc.	3,588	193,788
*	Upland Software, Inc.	2,038	73,368
*	Veeco Instruments, Inc.	5,882	136,462
#*	Verint Systems, Inc.	6,972	297,495
*	Viasat, Inc.	8,913	442,441
#*	VirnetX Holding Corp.	3,979	16,314
	Vishay Intertechnology, Inc.	16,991	376,011
*	Vishay Precision Group, Inc.	1,880	68,300
#*	WidePoint Corp.	452	2,811
	Xerox Holdings Corp.	25,850	623,760
TOTAL INFORMATION TECHNOLOGY			27,839,587
MATERIALS — (6.5%)
*	AdvanSix, Inc.	2,363	79,042
*	Allegheny Technologies, Inc.	5,691	116,836
	American Vanguard Corp.	8,700	143,637
*	Ampco-Pittsburgh Corp.	3,968	24,721
*	Arconic Corp.	14,181	509,665
	Ashland Global Holdings, Inc.	7,847	667,544
	Avient Corp.	1,231	59,728
*	Berry Global Group, Inc.	10,333	664,309
#	Caledonia Mining Corp., P.L.C.	800	10,168
	Chase Corp.	1,208	140,768
*	Clearwater Paper Corp.	2,380	70,186
*	Coeur Mining, Inc.	26,659	201,009
*	Domtar Corp.	3,173	174,229
	Ecovyst, Inc.	6,274	97,623
	Element Solutions, Inc.	30,265	707,898
*	Ferro Corp.	8,464	176,051
*	GCP Applied Technologies, Inc.	8,550	198,788
	Glatfelter Corp.	6,260	95,340

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Graphic Packaging Holding Co.	28,378	$544,006
	Greif, Inc., Class A	2,977	180,466
	Greif, Inc., Class B	1,521	92,599
	Hawkins, Inc.	2,606	94,624
	Haynes International, Inc.	1,100	41,503
	HB Fuller Co.	5,962	385,265
	Hecla Mining Co.	66,628	445,741
	Huntsman Corp.	37,919	1,001,441
	Innospec, Inc.	2,743	242,618
*	Koppers Holdings, Inc.	2,800	85,988
*	Kraton Corp.	5,330	203,553
	Kronos Worldwide, Inc.	10,624	147,780
	Materion Corp.	2,532	180,684
	Mercer International, Inc.	9,942	115,626
	Minerals Technologies, Inc.	5,086	407,999
	Mosaic Co. (The)	2,854	89,130
	Myers Industries, Inc.	1,700	36,006
	Neenah, Inc.	1,383	69,523
	Packaging Corp. of America	526	74,429
*	Ranpak Holdings Corp.	8,004	205,063
*	Rayonier Advanced Materials, Inc.	9,900	69,003
	Reliance Steel & Aluminum Co.	8,527	1,340,018
	Resolute Forest Products, Inc.	5,311	63,413
	Royal Gold, Inc.	5,208	632,876
*	Ryerson Holding Corp.	4,158	65,405
	Schnitzer Steel Industries, Inc., Class A	3,675	192,644
	Sensient Technologies Corp.	4,158	362,494
	Silgan Holdings, Inc.	8,780	355,766
	Sonoco Products Co.	11,762	750,298
	Steel Dynamics, Inc.	22,212	1,431,563
	Stepan Co.	2,309	272,347
	Trinseo SA	2,419	131,497
*	UFP Technologies, Inc.	1,153	68,926
*	US Concrete, Inc.	874	63,636
*	Venator Materials P.L.C.	15,352	48,666
	Westlake Chemical Corp.	8,964	743,295
	WestRock Co.	3,868	190,344
	Worthington Industries, Inc.	5,421	346,781
TOTAL MATERIALS			15,910,558
REAL ESTATE — (1.7%)
	CTO Realty Growth, Inc.	228	12,811
#*	Cushman & Wakefield P.L.C.	19,337	361,022
*	Five Point Holdings LLC, Class A	9,988	83,600
*	Forestar Group, Inc.	7,329	150,025
*	FRP Holdings, Inc.	1,549	93,141
*	Howard Hughes Corp. (The)	6,819	632,189
*	Jones Lang LaSalle, Inc.	6,696	1,490,329
	Kennedy-Wilson Holdings, Inc.	18,154	366,529
*	Marcus & Millichap, Inc.	6,213	247,215
	Newmark Group, Inc., Class A	21,700	279,496
	RE/MAX Holdings, Inc., Class A	2,947	101,082
*	Realogy Holdings Corp.	16,304	288,907
*	Tejon Ranch Co.	4,857	88,543
TOTAL REAL ESTATE			4,194,889
UTILITIES — (0.2%)
	Genie Energy, Ltd., Class B	5,803	34,180

U.S. Sustainability Targeted Value Portfolio
CONTINUED
	Shares	Value†
UTILITIES — (Continued)
New Jersey Resources Corp.	5,361	$206,506
Ormat Technologies, Inc.	4,807	335,240
TOTAL UTILITIES		575,926
TOTAL COMMON STOCKS Cost ($187,021,884)		244,402,962

SECURITIES LENDING COLLATERAL — (0.8%)
@§	The DFA Short Term Investment Fund	173,879	2,011,778
TOTAL INVESTMENTS — (100.0%)
(Cost $189,033,647)^^			$246,414,740
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$8,475,236	—	—	$8,475,236
Consumer Discretionary	36,874,243	$485	—	36,874,728
Consumer Staples	8,616,051	—	—	8,616,051
Energy	6,123,763	—	—	6,123,763
Financials	69,688,409	—	—	69,688,409
Health Care	14,481,935	10,477	—	14,492,412
Industrials	51,611,403	—	—	51,611,403
Information Technology	27,839,587	—	—	27,839,587
Materials	15,910,558	—	—	15,910,558
Real Estate	4,194,889	—	—	4,194,889
Utilities	575,926	—	—	575,926
Securities Lending Collateral	—	2,011,778	—	2,011,778
TOTAL	$244,392,000	$2,022,740	—	$246,414,740

International Sustainability Core 1 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
		Shares	Value»
COMMON STOCKS — (96.4%)
AUSTRALIA — (4.8%)
	693111P IMUGENE, Ltd.	78,197	$17,215
*	A2B Australia, Ltd.	17,255	16,853
	Accent Group, Ltd.	139,800	280,684
	Adairs, Ltd.	73,277	224,112
*	Afterpay, Ltd.	18,174	1,291,851
#*	Alkane Resources, Ltd.	67,596	56,954
	ALS, Ltd.	214,957	2,018,753
	Altium, Ltd.	31,546	787,863
#*	AMA Group, Ltd.	123,713	44,528
	AMP, Ltd.	1,438,934	1,102,333
	Ampol, Ltd.	95,163	1,981,120
	Appen, Ltd.	10,703	89,684
	ARB Corp., Ltd.	13,320	458,190
	Aristocrat Leisure, Ltd.	56,540	1,732,679
	Atlas Arteria, Ltd.	190,197	878,675
	AUB Group, Ltd.	21,409	362,383
#	Aurelia Metals, Ltd.	219,955	59,453
	Austal, Ltd.	74,939	119,011
	Australia & New Zealand Banking Group, Ltd.	217,022	4,418,259
#	Australian Ethical Investment, Ltd.	12,237	73,699
	Australian Finance Group, Ltd.	64,277	122,453
	Australian Pharmaceutical Industries, Ltd.	170,119	176,099
*	Australian Strategic Materials, Ltd.	9,362	59,797
	Australian Vintage, Ltd.	46,209	26,271
	Auswide Bank, Ltd.	3,314	15,220
	Baby Bunting Group, Ltd.	35,556	150,175
	Bank of Queensland, Ltd.	225,540	1,494,945
	Bapcor, Ltd.	138,702	834,090
	Base Resources, Ltd.	129,722	27,174
	Beacon Lighting Group, Ltd.	36,860	45,978
	Bell Financial Group, Ltd.	28,791	37,054
*	Betmakers Technology Group, Ltd.	28,119	20,429
*	Bionomics, Ltd.	13,919	1,529
	Blackmores, Ltd.	4,993	266,893
	Brambles, Ltd.	352,753	3,020,155
	Bravura Solutions, Ltd.	67,046	167,291
	Breville Group, Ltd.	26,274	624,608
	BWX, Ltd.	36,233	132,825
	Capitol Health, Ltd.	168,053	43,852
	Cardno, Ltd.	42,097	29,084
	Carsales.com, Ltd.	86,185	1,389,733
#*	Catapult Group International, Ltd.	36,268	45,863
	Cedar Woods Properties, Ltd.	29,321	142,935
	Centuria Capital Group	35,135	75,373
	Challenger, Ltd.	267,779	1,120,781
*	Champion Iron, Ltd.	147,732	825,517
*	City Chic Collective, Ltd.	22,266	87,253
	Class, Ltd.	10,274	12,841
	Clinuvel Pharmaceuticals, Ltd.	6,242	127,840
#	Clover Corp., Ltd.	9,216	11,853
	Cochlear, Ltd.	12,828	2,320,827
	Codan, Ltd.	36,432	451,858
	Coles Group, Ltd.	135,546	1,744,415
*	Collection House, Ltd.	24,532	3,248
	Collins Foods, Ltd.	23,791	193,154

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Commonwealth Bank of Australia	125,654	$9,211,451
	Computershare, Ltd.	237,267	2,728,022
*	Corporate Travel Management, Ltd.	17,766	283,617
*	Crown Resorts, Ltd.	30,309	192,291
	CSL, Ltd.	34,606	7,367,292
	CSR, Ltd.	196,804	807,314
*	Dacian Gold, Ltd.	100,634	18,379
	Data#3, Ltd.	47,322	162,180
*	Decmil Group, Ltd.	7,268	2,007
	Deterra Royalties, Ltd.	145,830	500,987
#	Dicker Data, Ltd.	17,848	152,279
*	Domain Holdings Australia, Ltd.	66,163	237,237
	Domino's Pizza Enterprises, Ltd.	10,182	876,061
	Eagers Automotive, Ltd.	66,652	778,367
	Earlypay, Ltd.	87,870	32,168
#*	Eclipx Group, Ltd.	137,513	237,937
	Elanor Investor Group	5,923	8,387
	Elders, Ltd.	66,755	555,501
#*	Emeco Holdings, Ltd.	163,382	143,437
*	EML Payments, Ltd.	43,701	114,642
*	Endeavour Group, Ltd.	173,971	846,443
	Enero Group, Ltd.	5,359	12,286
	EQT Holdings, Ltd.	1,840	36,706
*	Estia Health, Ltd.	43,628	75,635
*	EVENT Hospitality and Entertainment, Ltd.	1,823	16,738
	Evolution Mining, Ltd.	160,912	489,378
	Fleetwood, Ltd.	38,317	71,974
#*	Flight Centre Travel Group, Ltd.	35,407	391,574
	Fortescue Metals Group, Ltd.	409,002	7,473,531
#*	Galaxy Resources, Ltd.	35,064	120,088
*	Genworth Mortgage Insurance Australia, Ltd.	208,722	312,231
	Gold Road Resources, Ltd.	159,715	154,158
	GrainCorp, Ltd., Class A	78,311	301,819
	GUD Holdings, Ltd.	20,397	176,639
	GWA Group, Ltd.	109,455	226,083
	Hansen Technologies, Ltd.	58,563	267,246
	Harvey Norman Holdings, Ltd.	138,415	578,079
	Healius, Ltd.	204,991	735,422
*	HT&E, Ltd.	96,349	117,490
	HUB24, Ltd.	10,689	189,020
*	Humm Group, Ltd.	140,361	96,445
	IGO, Ltd.	289,297	1,973,855
	Iluka Resources, Ltd.	93,053	678,343
	Imdex, Ltd.	196,694	302,631
#*	Imugene, Ltd.	1,293,602	281,907
	Infomedia, Ltd.	126,399	129,490
	Insurance Australia Group, Ltd.	303,201	1,081,262
	Intega Group, Ltd.	42,097	16,239
	Integral Diagnostics, Ltd.	54,052	209,973
	Integrated Research, Ltd.	29,009	39,342
#	InvoCare, Ltd.	21,598	169,995
*	ioneer, Ltd.	215,810	64,962
	IOOF Holdings, Ltd.	204,519	629,055
	IPH, Ltd.	51,918	308,745
	IRESS, Ltd.	84,305	874,923
	IVE Group, Ltd.	45,812	50,605
	James Hardie Industries P.L.C.	78,538	2,649,758
*	Japara Healthcare, Ltd.	60,696	61,539
#	JB Hi-Fi, Ltd.	52,162	1,842,030

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Johns Lyng Group, Ltd.	36,970	$154,364
	Jumbo Interactive, Ltd.	3,096	37,677
	Jupiter Mines, Ltd.	210,857	45,580
#	Kogan.com, Ltd.	20,393	156,158
	Lendlease Corp., Ltd.	101,470	910,774
	Lifestyle Communities, Ltd.	35,653	447,161
	Link Administration Holdings, Ltd.	189,551	676,258
	Lovisa Holdings, Ltd.	14,835	171,664
	Lycopodium, Ltd.	4,037	14,359
*	Lynas Rare Earths, Ltd.	173,948	940,193
	MA Financial Group, Ltd.	20,681	84,628
	MACA, Ltd.	131,103	86,155
	Macmahon Holdings, Ltd.	458,170	73,953
	Macquarie Group, Ltd.	40,320	4,655,713
*	Macquarie Telecom Group, Ltd.	1,733	86,228
	Magellan Financial Group, Ltd.	35,338	1,274,964
	McMillan Shakespeare, Ltd.	46,663	434,537
	McPherson's, Ltd.	51,385	40,029
	Medibank Pvt, Ltd.	1,207,749	2,945,559
*	Medical Developments International, Ltd.	366	1,013
	Medusa Mining, Ltd.	27,561	16,574
#*	Mesoblast, Ltd.	101,712	141,538
#*	Metals X, Ltd.	37,047	7,453
#	Metcash, Ltd.	615,504	1,822,159
	Michael Hill International, Ltd.	11,133	7,000
	Mineral Resources, Ltd.	78,894	3,650,360
	MNF Group, Ltd.	16,103	65,027
	Monadelphous Group, Ltd.	36,458	289,398
	Monash IVF Group, Ltd.	94,248	60,127
#	Money3 Corp., Ltd.	49,162	109,929
	Mount Gibson Iron, Ltd.	175,033	110,775
*	Myer Holdings, Ltd.	113,042	41,103
	MyState, Ltd.	1,917	6,968
*	Nanosonics, Ltd.	20,148	78,865
	National Australia Bank, Ltd.	266,979	5,091,221
	Navigator Global Investments, Ltd.	52,099	67,319
*	nearmap, Ltd.	29,364	44,650
	Netwealth Group, Ltd.	35,042	405,029
	Newcrest Mining, Ltd.	17,756	343,180
	nib holdings, Ltd.	201,137	1,060,652
	Nick Scali, Ltd.	24,435	220,227
	Nickel Mines, Ltd.	167,524	135,170
	Nine Entertainment Co. Holdings, Ltd.	621,429	1,267,103
	Northern Star Resources, Ltd.	190,597	1,420,170
	NRW Holdings, Ltd.	97,763	122,959
*	Nufarm, Ltd.	198,694	630,216
	Objective Corp., Ltd.	7,029	87,108
	OFX Group, Ltd.	53,428	57,295
*	OM Holdings, Ltd.	12,020	7,110
	Omni Bridgeway, Ltd.	43,725	110,975
*	oOh!media, Ltd.	267,273	322,256
	Orica, Ltd.	30,047	274,051
	Orora, Ltd.	409,742	1,085,962
	Over the Wire Holdings, Ltd.	3,739	12,559
	OZ Minerals, Ltd.	114,309	1,937,977
	Pacific Current Group, Ltd.	18,366	76,545
	Pact Group Holdings, Ltd.	95,712	260,206
	Peet, Ltd.	185,175	158,813
	Pendal Group, Ltd.	96,018	570,000

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Perenti Global, Ltd.	277,985	$186,686
	Perpetual, Ltd.	13,323	368,217
*	Perseus Mining, Ltd.	235,735	288,092
	Pinnacle Investment Management Group, Ltd.	3,060	29,609
	Platinum Asset Management, Ltd.	59,485	179,227
#*	Praemium, Ltd.	32,007	26,376
	Premier Investments, Ltd.	37,332	739,027
#	Pro Medicus, Ltd.	24,166	1,033,029
	PWR Holdings, Ltd.	9,899	53,174
	QBE Insurance Group, Ltd.	226,801	1,817,561
	Ramelius Resources, Ltd.	201,815	250,171
	Ramsay Health Care, Ltd.	30,598	1,447,096
	REA Group, Ltd.	9,090	1,082,836
*	ReadyTech Holdings, Ltd.	14,937	25,616
#	Reckon, Ltd.	17,452	12,130
*	Red 5, Ltd.	196,583	28,094
	Reece, Ltd.	46,533	807,243
	Regis Healthcare, Ltd.	41,808	63,982
	Regis Resources, Ltd.	93,785	176,771
*	Reject Shop, Ltd. (The)	3,970	15,412
	Reliance Worldwide Corp., Ltd.	229,324	936,711
#*	Resolute Mining, Ltd.	190,084	74,925
*	Retail Food Group, Ltd.	862,676	50,576
	Rhipe, Ltd.	11,565	21,473
	Rio Tinto, Ltd.	14,871	1,457,506
*	RPMGlobal Holdings, Ltd.	20,564	30,357
	Sandfire Resources, Ltd.	81,552	412,779
	SEEK, Ltd.	98,673	2,134,488
	Servcorp, Ltd.	7,077	17,189
	Service Stream, Ltd.	177,848	118,398
	Seven Group Holdings, Ltd.	52,778	905,181
#*	Seven West Media, Ltd.	281,384	96,945
	SG Fleet Group, Ltd.	36,966	80,690
	Shaver Shop Group, Ltd.	14,608	10,955
	Sigma Healthcare, Ltd.	201,340	93,075
*	Silver Lake Resources, Ltd.	172,701	193,019
	Sims Metal Management, Ltd., Sponsored ADR	819	9,795
	Sims, Ltd.	110,922	1,340,942
	SmartGroup Corp., Ltd.	25,145	133,266
	Sonic Healthcare, Ltd.	99,778	2,948,080
	Southern Cross Electrical Engineering, Ltd.	9,237	3,459
*	Southern Cross Media Group, Ltd.	52,098	74,712
*	Spirit Technology Solutions, Ltd.	44,550	10,173
	SRG Global, Ltd.	57,132	24,518
	St Barbara, Ltd.	136,673	176,951
	Steadfast Group, Ltd.	254,467	832,578
	Suncorp Group, Ltd.	164,946	1,400,861
	Sunland Group, Ltd.	10,665	20,249
	Super Retail Group, Ltd.	42,215	411,788
*	Superloop, Ltd.	73,597	47,406
#*	Sydney Airport	92,853	534,292
*	Syrah Resources, Ltd.	53,552	55,261
	Tabcorp Holdings, Ltd.	402,563	1,469,397
	Tassal Group, Ltd.	81,145	193,214
	Technology One, Ltd.	87,448	607,822
#*	Temple & Webster Group, Ltd.	7,083	62,196
*	Tiger Resources, Ltd.	41,785	6
#	TPG Telecom, Ltd.	56,501	257,802
	Transurban Group	193,475	2,040,733

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Treasury Wine Estates, Ltd.	169,268	$1,484,771
*	Tuas, Ltd.	30,977	14,501
	Virtus Health, Ltd.	20,226	103,641
	Vita Group, Ltd.	55,783	41,296
	Viva Energy Group, Ltd.	363,280	550,962
#*	Webjet, Ltd.	84,145	308,972
	Wesfarmers, Ltd.	1,976	89,091
	Western Areas, Ltd.	124,464	239,193
*	Westgold Resources, Ltd.	118,136	151,569
	Westpac Banking Corp.	249,954	4,489,785
	Westpac Banking Corp., Sponsored ADR	2,300	41,216
	WiseTech Global, Ltd.	13,304	301,769
	Woolworths Group, Ltd.	173,971	4,976,653
	Worley, Ltd.	148,663	1,220,732
*	Xero, Ltd.	21,375	2,217,706
#*	Zip Co., Ltd.	60,089	293,313
TOTAL AUSTRALIA			160,185,190
AUSTRIA — (0.4%)
	Agrana Beteiligungs AG	2,065	43,853
*	ams AG	83,919	1,603,591
	ANDRITZ AG	27,149	1,494,690
	BAWAG Group AG	19,850	1,127,668
#*	DO & CO AG	711	58,077
	Erste Group Bank AG	32,043	1,241,685
	Fabasoft AG	1,254	61,717
*	FACC AG	2,711	27,958
*	Flughafen Wien AG	973	32,305
#*	IMMOFINANZ AG	14,671	347,864
*	Lenzing AG	1,020	131,553
	Mayr Melnhof Karton AG	2,933	624,090
#	Oesterreichische Post AG	10,635	561,412
	Palfinger AG	5,008	216,641
*	Porr AG	3,396	66,291
	Raiffeisen Bank International AG	50,122	1,185,122
	Rhi Magnesita NV	4,074	214,660
#	Rosenbauer International AG	1,549	89,391
	S IMMO AG	8,477	202,056
#	S&T AG	12,351	313,453
*	Schoeller-Bleckmann Oilfield Equipment AG	5,380	196,214
	Strabag SE	3,193	144,873
	Telekom Austria AG, Class A	38,163	325,237
	UBM Development AG	1,594	79,265
	UNIQA Insurance Group AG	58,544	501,807
#	Verbund AG	6,493	598,913
	Vienna Insurance Group AG Wiener Versicherung Gruppe	15,357	423,218
	Wienerberger AG	44,022	1,799,446
	Zumtobel Group AG	10,798	114,445
TOTAL AUSTRIA			13,827,495
BELGIUM — (1.0%)
	Ageas SA	52,669	2,781,222
*	AGFA-Gevaert NV	41,929	206,807
	Anheuser-Busch InBev SA	53,235	3,359,773
*	Argenx SE, ADR	2,124	646,609
*	Argenx SE	2,483	758,248
	Atenor	431	30,878
	Banque Nationale de Belgique	8	16,612

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Barco NV	26,107	$652,201
	Bekaert SA	19,494	925,811
#*	Biocartis Group NV	1,000	4,757
*	bpost SA	38,773	435,412
	Cie d'Entreprises CFE	3,294	336,440
	Deceuninck NV	13,612	55,719
	D'ieteren Group	7,659	1,227,572
	Econocom Group SA	82,971	360,820
#	Elia Group SA	9,988	1,180,491
	Etablissements Franz Colruyt NV	22,440	1,275,884
	EVS Broadcast Equipment SA	2,905	60,329
	Fagron	19,839	411,506
*	Galapagos NV	1,355	82,313
*	Galapagos NV	817	49,509
*	Galapagos NV, Sponsored ADR	491	29,725
	Gimv NV	7,191	458,844
#	Immobel SA	3,531	299,052
	Ion Beam Applications	8,343	158,242
	Jensen-Group NV	1,156	40,379
	KBC Group NV	22,062	1,776,491
*	Kinepolis Group NV	2,000	103,874
	Melexis NV	5,690	634,205
*	Ontex Group NV	26,241	291,889
*	Picanol	86	7,782
	Proximus SADP	79,116	1,625,855
	Recticel SA	12,958	213,530
	Resilux	458	95,856
	Roularta Media Group NV	245	4,174
	Shurgard Self Storage SA	1,309	70,168
	Telenet Group Holding NV	13,414	503,447
*	Tessenderlo Group SA	9,945	420,687
	UCB SA	33,713	3,646,307
	Umicore SA	106,179	6,590,184
	Van de Velde NV	2,854	84,318
	VGP NV	400	82,349
TOTAL BELGIUM			31,996,271
CANADA — (8.5%)
*	5N Plus, Inc.	34,697	73,977
	Absolute Software Corp.	16,200	222,172
#	Acadian Timber Corp.	3,400	47,855
*	AcuityAds Holdings, Inc.	10,500	85,677
	Aecon Group, Inc.	25,964	423,507
	AG Growth International, Inc.	2,900	75,196
	AGF Management, Ltd., Class B	5,518	33,393
	Agnico Eagle Mines, Ltd.	6,817	441,007
	Agnico Eagle Mines, Ltd.	40,476	2,617,988
#*	Aimia, Inc.	32,723	124,062
#	AirBoss of America Corp.	6,300	187,445
#	Alamos Gold, Inc., Class A	39,063	317,489
	Alamos Gold, Inc., Class A	99,046	804,257
*	Alcanna, Inc.	5,628	29,367
*	Aleafia Health, Inc.	26,000	7,711
*	Alexco Resource Corp.	5,397	11,810
	Algoma Central Corp.	1,600	19,917
	Algonquin Power & Utilities Corp.	5,699	90,811
	Alimentation Couche-Tard, Inc., Class B	133,139	5,366,752
#	AltaGas, Ltd.	51,256	1,085,020
	Altus Group, Ltd.	12,898	607,062

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Amerigo Resources, Ltd.	13,500	$13,742
	Andlauer Healthcare Group, Inc.	1,002	35,314
	Andrew Peller, Ltd., Class A	11,700	83,558
*	Argonaut Gold, Inc.	108,800	293,017
*	Aritzia, Inc.	28,727	842,514
*	ATS Automation Tooling Systems, Inc.	14,150	425,997
	Aura Minerals, Inc.	2,700	35,492
#*	Aurora Cannabis, Inc.	2,673	18,768
*	AutoCanada, Inc.	2,455	99,884
	B2Gold Corp.	186,891	783,456
	B2Gold Corp.	215,095	901,248
#	Badger Infrastructure Solutions, Ltd.	15,535	433,949
#	Bank of Montreal	26,498	2,623,676
	Bank of Montreal	30,454	3,036,264
#	Bank of Nova Scotia (The)	96,997	6,054,149
	Bank of Nova Scotia (The)	58,227	3,635,694
	Barrick Gold Corp.	133,822	2,913,305
	Barrick Gold Corp.	13,245	286,906
*	Bausch Health Cos., Inc.	2,162	63,239
#	BCE, Inc.	5,708	284,895
	BCE, Inc.	15,082	752,743
	Bird Construction, Inc.	17,846	122,158
#*	BlackBerry, Ltd.	52,256	531,942
#*	BlackBerry, Ltd.	72,325	734,822
	BMTC Group, Inc.	1,803	22,935
#*	Bombardier, Inc., Class B	436,277	521,043
#	Boralex, Inc., Class A	46,893	1,476,024
	Bridgemarq Real Estate Services	1,000	13,426
*	Brookfield Asset Management Reinsurance Partners, Ltd., Class A	816	44,227
#	Brookfield Asset Management, Inc., Class A	118,541	6,400,029
	Brookfield Infrastructure Corp., Class A	5,014	325,130
#	BRP, Inc.	10,687	895,409
	BRP, Inc.	2,100	175,875
*	CAE, Inc.	38,171	1,164,772
*	CAE, Inc.	42,021	1,282,901
	Calian Group, Ltd.	3,100	151,770
	Cameco Corp.	17,976	319,724
	Cameco Corp.	115,306	2,052,447
#	Canaccord Genuity Group, Inc.	41,512	452,519
#*	Canada Goose Holdings, Inc.	6,300	267,432
*	Canada Goose Holdings, Inc.	14,572	618,290
#	Canadian Imperial Bank of Commerce	54,819	6,374,313
	Canadian Imperial Bank of Commerce	21,605	2,511,365
#	Canadian Tire Corp., Ltd., Class A	29,472	4,534,190
#	Canadian Utilities, Ltd., Class A	18,600	544,910
	Canadian Western Bank	3,439	93,748
#*	Canfor Corp.	22,314	430,863
*	Canfor Pulp Products, Inc.	12,900	70,001
#*	Canopy Growth Corp.	13,391	253,224
*	Capstone Mining Corp.	26,700	119,632
#	Cascades, Inc.	41,397	530,569
	CCL Industries, Inc., Class B	86,298	4,949,200
*	Celestica, Inc.	18,326	162,552
*	Celestica, Inc.	10,522	93,025
	Centerra Gold, Inc.	75,507	607,031
	Cervus Equipment Corp.	4,800	55,556
*	CES Energy Solutions Corp.	144,503	187,636
*	CGI, Inc.	29,764	2,706,441
*	CGI, Inc.	27,423	2,494,579

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Charlottes Web Holdings, Inc.	3,924	$12,612
#	Chesswood Group, Ltd.	1,100	10,333
	China Gold International Resources Corp., Ltd.	34,632	87,441
	CI Financial Corp.	89,186	1,626,308
#	Cogeco Communications, Inc.	7,025	665,168
	Cogeco, Inc.	2,229	166,139
*	Colabor Group, Inc.	30,300	27,444
	Colliers International Group, Inc.	4,681	600,621
	Colliers International Group, Inc.	8,051	1,035,278
	Computer Modelling Group, Ltd.	41,594	144,692
	Constellation Software, Inc.	3,558	5,699,274
#*	Copper Mountain Mining Corp.	14,100	40,799
	Corby Spirit and Wine, Ltd.	4,800	71,484
#	Corus Entertainment, Inc., Class B	81,390	377,724
*	Cronos Group, Inc.	27,000	198,990
*	Denison Mines Corp.	45,000	48,693
*	Descartes Systems Group, Inc. (The)	600	43,519
*	Descartes Systems Group, Inc. (The)	12,820	931,501
#*	DIRTT Environmental Solutions	19,000	87,111
	Dollarama, Inc.	52,795	2,486,138
	Doman Building Materials Group, Ltd.	17,023	94,148
*	Dorel Industries, Inc., Class B	5,728	65,058
	DREAM Unlimited Corp., Class A	13,224	284,598
	Dundee Precious Metals, Inc.	20,225	122,394
	ECN Capital Corp.	71,719	603,024
*	EcoSynthetix, Inc.	10,000	46,890
	E-L Financial Corp., Ltd.	600	443,411
*	Eldorado Gold Corp.	38,946	363,982
*	Eldorado Gold Corp.	25,500	237,915
	Element Fleet Management Corp.	166,290	1,903,351
	Empire Co., Ltd., Class A	72,849	2,392,292
	Enbridge, Inc.	32,057	1,263,688
	Enbridge, Inc.	153,211	6,028,853
	Endeavour Mining P.L.C.	59,357	1,413,501
#*	Endeavour Silver Corp.	13,413	70,742
	Enerflex, Ltd.	52,280	303,388
	Enghouse Systems, Ltd.	12,700	573,210
*	Ensign Energy Services, Inc.	51,678	74,974
*	Equinox Gold Corp.	7,087	49,306
	Equitable Group, Inc.	5,400	649,247
*	ERO Copper Corp.	20,256	407,685
	Evertz Technologies, Ltd.	10,130	115,785
	Exco Technologies, Ltd.	6,124	50,461
#	Extendicare, Inc.	14,600	96,896
	Fairfax Financial Holdings, Ltd.	7,728	3,255,349
	Fiera Capital Corp., Class A	29,494	261,938
	Finning International, Inc.	72,489	1,874,395
	Firm Capital Mortgage Investment Corp.	4,200	51,541
#	First Majestic Silver Corp.	8,237	112,635
#	First Majestic Silver Corp.	16,300	223,473
	First National Financial Corp.	5,743	212,255
	FirstService Corp.	7,601	1,413,482
	FirstService Corp.	4,815	896,850
#*	Fission Uranium Corp.	18,500	8,007
#*	Fortuna Silver Mines, Inc.	48,986	232,837
*	Galaxy Digital Holdings, Ltd.	5,400	90,072
#*	Galiano Gold, Inc.	10,852	10,699
*	GDI Integrated Facility Services, Inc.	4,900	226,226
#*	Gear Energy, Ltd.	82,500	46,950

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	George Weston, Ltd.	31,411	$3,257,418
#	Gibson Energy, Inc.	73,902	1,354,120
	goeasy, Ltd.	1,700	233,007
*	Golden Star Resources, Ltd.	6,360	16,721
#*	GoldMoney, Inc.	13,300	30,276
*	Great Canadian Gaming Corp.	13,700	486,462
	Great-West Lifeco, Inc.	43,115	1,297,321
	Guardian Capital Group, Ltd., Class A	4,250	112,416
	Hardwoods Distribution, Inc.	6,600	186,531
*	Headwater Exploration, Inc.	2,000	6,316
*	Heroux-Devtek, Inc.	7,477	104,220
	High Liner Foods, Inc.	1,530	16,090
	HLS Therapeutics, Inc.	2,100	28,649
*	Home Capital Group, Inc., Class B	20,300	632,138
	Hudbay Minerals, Inc.	20,428	146,264
#	Hudbay Minerals, Inc.	64,431	460,148
	Hydro One, Ltd.	63,129	1,558,491
#*	i-80 Gold Corp.	14,411	30,264
	iA Financial Corp., Inc.	59,354	3,283,595
#*	IAMGOLD Corp.	88,246	241,198
*	IAMGOLD Corp.	82,154	225,102
*	IBI Group, Inc.	11,900	99,103
	IGM Financial, Inc.	51,474	1,816,608
*	Imperial Metals Corp.	2,530	9,592
	Information Services Corp.	5,043	114,353
#	Innergex Renewable Energy, Inc.	59,433	1,036,124
	Intact Financial Corp.	30,072	4,097,660
	Inter Pipeline, Ltd.	70,501	1,129,056
	Interfor Corp.	23,242	476,726
	Intertape Polymer Group, Inc.	30,300	674,440
#*	Invesque, Inc.	4,700	12,126
#*	Ivanhoe Mines, Ltd., Class A	95,458	708,513
#	Jamieson Wellness, Inc.	10,674	299,190
*	Karora Resources, Inc.	11,100	33,987
	K-Bro Linen, Inc.	3,122	108,579
#	Keyera Corp.	17,097	457,711
#*	Kinaxis, Inc.	7,060	915,944
	Kinross Gold Corp.	298,651	1,955,738
	Kinross Gold Corp.	173,833	1,140,344
#	Kirkland Lake Gold, Ltd.	34,944	1,494,295
	Kirkland Lake Gold, Ltd.	3,908	167,028
*	Knight Therapeutics, Inc.	23,582	96,778
#	KP Tissue, Inc.	2,300	19,247
	Labrador Iron Ore Royalty Corp.	11,600	461,266
*	Laramide Resources, Ltd.	9,500	4,264
	Lassonde Industries, Inc., Class A	817	113,009
	Leon's Furniture, Ltd.	16,465	306,046
	LifeWorks, Inc.	30,344	863,184
*	Lightspeed POS, Inc.	10,274	878,735
#	Linamar Corp.	12,076	714,532
	Loblaw Cos., Ltd.	34,657	2,344,531
	Logistec Corp., Class B	600	21,098
#*	Lucara Diamond Corp.	75,030	43,300
#*	Lundin Gold, Inc.	6,200	56,206
	Lundin Mining Corp.	127,800	1,164,705
	Magellan Aerospace Corp.	3,300	27,059
	Magna International, Inc.	8,200	687,496
	Magna International, Inc.	56,739	4,756,430
*	Mainstreet Equity Corp.	540	47,824

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Martinrea International, Inc.	22,900	$232,377
*	Mav Beauty Brands, Inc.	5,500	18,031
*	MDF Commerce, Inc.	1,302	10,436
	Melcor Developments, Ltd.	3,500	35,376
	Metro, Inc.	50,180	2,602,297
	Morguard Corp.	1,853	204,846
#*	Mountain Province Diamonds, Inc.	5,600	2,110
	MTY Food Group, Inc.	3,807	207,431
#	Mullen Group, Ltd.	27,221	295,643
	National Bank of Canada	123,980	9,489,300
	Neo Performance Materials, Inc.	4,400	66,021
*	New Gold, Inc.	225,998	369,538
	NFI Group, Inc.	11,978	260,087
	North American Construction Group, Ltd.	17,830	267,093
	North West Co., Inc. (The)	21,305	620,912
#*	Novagold Resources, Inc.	8,500	66,470
	Nutrien, Ltd.	30,733	1,825,540
*	OceanaGold Corp.	248,830	484,656
	Open Text Corp.	9,500	493,427
	Open Text Corp.	53,857	2,795,717
*	Opsens, Inc.	5,800	11,948
#	Osisko Gold Royalties, Ltd.	21,911	298,738
	Osisko Gold Royalties, Ltd.	15,112	206,128
*	Osisko Mining, Inc.	1,195	3,046
	Pan American Silver Corp.	8,533	239,598
	Pan American Silver Corp.	47,708	1,339,166
#	Parkland Corp.	82,198	2,616,289
	Pason Systems, Inc.	41,730	265,579
	Pembina Pipeline Corp.	76,580	2,530,969
	PHX Energy Services Corp.	25,900	85,531
*	Points International, Ltd.	4,835	80,890
	Polaris Infrastructure, Inc.	9,700	145,702
*	Precision Drilling Corp.	3,342	111,178
#*	Precision Drilling Corp.	1,511	50,288
#	Premium Brands Holdings Corp., Class A	6,947	710,403
#*	Pretium Resources, Inc.	12,456	116,214
*	Pretium Resources, Inc.	10,824	100,900
	Quarterhill, Inc.	53,700	102,441
	Quebecor, Inc., Class B	62,541	1,636,212
#*	Real Matters, Inc.	26,958	275,933
*	Recipe Unlimited Corp.	2,400	42,802
	Restaurant Brands International, Inc.	6,200	423,007
	Restaurant Brands International, Inc.	16,764	1,143,137
#*	RF Capital Group, Inc.	12,724	25,395
	Richelieu Hardware, Ltd.	19,753	688,885
	Ritchie Bros Auctioneers, Inc.	5,562	332,044
	Ritchie Bros Auctioneers, Inc.	26,330	1,572,691
	Rogers Communications, Inc., Class B	33,549	1,712,408
	Rogers Communications, Inc., Class B	41,011	2,092,791
#	Rogers Sugar, Inc.	18,500	86,598
	Royal Bank of Canada	117,992	11,933,497
	Royal Bank of Canada	85,396	8,636,951
#	Russel Metals, Inc.	21,715	612,671
#*	Sabina Gold & Silver Corp.	10,300	15,686
*	Sandstorm Gold, Ltd.	26,231	206,467
	Saputo, Inc.	2,664	76,871
#	Savaria Corp.	11,100	187,106
#	Secure Energy Services, Inc.	57,057	192,995
	Shaw Communications, Inc., Class B	32,401	946,371

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Shaw Communications, Inc., Class B	131,742	$3,844,232
*	ShawCor, Ltd.	38,300	151,960
*	Shopify, Inc., Class A	300	450,385
*	Shopify, Inc., Class A	2,505	3,757,325
	Sienna Senior Living, Inc.	8,300	105,846
*	Sierra Wireless, Inc.	3,326	64,222
*	Sierra Wireless, Inc.	11,519	222,777
#	Sleep Country Canada Holdings, Inc.	19,005	448,010
#	SNC-Lavalin Group, Inc.	62,246	1,656,434
*	Spin Master Corp.	13,655	523,500
#	Sprott, Inc.	1,570	57,862
	Sprott, Inc.	2,900	106,720
	SSR Mining, Inc.	22,697	369,484
	SSR Mining, Inc.	28,100	456,906
#	Stantec, Inc.	37,058	1,725,175
	Stantec, Inc.	11,760	546,722
	Stelco Holdings, Inc.	5,170	170,731
	Stella-Jones, Inc.	32,643	1,184,473
*	Steppe Gold, Ltd.	5,600	8,124
*	Storm Resources, Ltd.	11,400	33,078
	Sun Life Financial, Inc.	20,011	1,042,253
	Sun Life Financial, Inc.	24,439	1,271,561
*	SunOpta, Inc.	13,774	144,627
*	SunOpta, Inc.	5,100	53,714
#	Superior Plus Corp.	85,262	1,071,584
	Taiga Building Products, Ltd.	4,800	9,195
#*	Taseko Mines, Ltd.	44,100	79,179
	TECSYS, Inc.	1,764	73,919
	TELUS Corp.	9,416	209,135
	TerraVest Industries, Inc.	4,800	76,909
#	TFI International, Inc.	21,982	2,460,730
	TFI International, Inc.	300	33,606
	Thomson Reuters Corp.	4,883	517,420
#	Thomson Reuters Corp.	14,658	1,553,601
#	Tidewater Midstream and Infrastructure, Ltd.	82,057	92,738
#*	Tilray, Inc.	84,360	1,232,504
	Timbercreek Financial Corp.	26,030	202,381
	TMX Group, Ltd.	5,601	615,095
*	Topicus.com, Inc.	2,180	164,278
*	Torex Gold Resources, Inc.	22,607	254,229
	Toromont Industries, Ltd.	35,764	3,022,282
	Toronto-Dominion Bank (The)	72,925	4,848,612
	Toronto-Dominion Bank (The)	72,486	4,816,695
*	Total Energy Services, Inc.	28,970	93,346
	Transcontinental, Inc., Class A	18,600	368,094
#*	Trevali Mining Corp.	30,400	5,604
#*	Trican Well Service, Ltd.	145,160	304,841
	Tricon Residential, Inc.	43,980	527,013
*	Trisura Group, Ltd.	5,900	220,375
*	Turquoise Hill Resources, Ltd.	22,638	377,774
*	Uni-Select, Inc.	11,719	145,125
	VersaBank	2,200	23,453
*	Viemed Healthcare, Inc.	4,669	32,484
*	Viemed Healthcare, Inc.	3,400	23,664
	Wajax Corp.	9,200	164,149
*	Wall Financial Corp.	300	4,434
*	Wesdome Gold Mines, Ltd.	23,300	235,689
	West Fraser Timber Co., Ltd.	28,875	2,071,196
	West Fraser Timber Co., Ltd.	5,510	394,903

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Western Forest Products, Inc.	186,161	$287,986
	Wheaton Precious Metals Corp.	43,448	2,005,125
*	WildBrain, Ltd.	18,132	37,932
	Winpak, Ltd.	4,811	157,217
	WSP Global, Inc.	46,302	5,496,043
	Yamana Gold, Inc.	202,845	908,868
	Yamana Gold, Inc.	69,675	312,841
#	Yellow Pages, Ltd.	6,064	69,700
TOTAL CANADA			280,775,249
CHINA — (0.0%)
*	China Evergrande New Energy Vehicle Group, Ltd.	127,500	205,929
*	FIH Mobile, Ltd.	666,000	91,000
*	Hanfeng Evergreen, Inc.	2,300	0
	TK Group Holdings, Ltd.	52,000	18,825
TOTAL CHINA			315,754
DENMARK — (3.0%)
*	ALK-Abello A.S.	1,883	928,333
#	Alm Brand A.S.	23,269	168,941
	Ambu A.S., Class B	15,902	588,321
#*	Bang & Olufsen A.S.	32,569	181,519
*	Bavarian Nordic A.S.	23,960	972,431
*	Brodrene Hartmann A.S.	980	79,072
	Carlsberg A.S., Class B	16,398	3,030,111
	cBrain A.S.	1,895	100,227
	Chemometec A.S.	4,104	657,009
	Chr Hansen Holding A.S.	25,592	2,301,504
	Coloplast A.S., Class B	15,063	2,754,474
	Columbus A.S.	33,734	57,524
	Danske Bank A.S.	130,721	2,291,018
#*	Demant A.S.	34,795	2,126,583
*	Drilling Co. of 1972 A.S. (The)	6,814	262,842
	DSV Panalpina A.S.	19,090	4,653,410
	FLSmidth & Co. A.S.	19,692	729,863
	Fluegger Group A.S.	455	54,418
*	Genmab A.S.	9,809	4,433,460
	GN Store Nord A.S.	33,366	2,923,975
	H Lundbeck A.S.	40,927	1,235,002
*	ISS A.S.	71,337	1,683,457
	Jeudan A.S.	930	38,689
*	Jyske Bank A.S.	20,821	1,010,312
	Matas A.S.	14,681	261,729
	Netcompany Group A.S.	12,799	1,581,174
*	Nilfisk Holding A.S.	10,931	383,590
*	NKT A.S.	14,187	674,168
	NNIT A.S.	5,720	123,257
	North Media A.S.	2,886	50,583
	Novo Nordisk A.S., Sponsored ADR	14,665	1,357,979
	Novo Nordisk A.S., Class B	279,098	25,836,458
	Novozymes A.S., Class B	63,828	5,014,633
*	NTG Nordic Transport Group A.S.	2,646	205,573
	Orsted A.S.	18,900	2,803,251
	Pandora A.S.	48,757	6,307,059
*	Parken Sport & Entertainment A.S.	758	9,495
	Per Aarsleff Holding A.S.	7,318	315,391
	Ringkjoebing Landbobank A.S.	16,997	1,930,068
	Royal Unibrew A.S.	22,246	3,014,646

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
#	RTX A.S.	2,621	$72,394
	Schouw & Co., A.S.	3,035	324,715
	SimCorp A.S.	11,513	1,599,686
	Solar A.S., Class B	3,706	360,410
	SP Group A.S.	949	58,262
	Spar Nord Bank A.S.	32,577	391,617
	Sydbank A.S.	16,545	506,520
	TCM Group A.S.	1,540	38,386
*	Tivoli A.S.	528	73,257
	Topdanmark A.S.	25,894	1,318,607
	Tryg A.S.	105,640	2,610,868
#	Vestas Wind Systems A.S.	186,080	6,861,614
*	Zealand Pharma A.S.	8,046	243,881
TOTAL DENMARK			97,591,766
FINLAND — (2.1%)
	Aktia Bank Oyj	19,393	271,874
	Alandsbanken Abp, Class B	1,386	46,360
	Alma Media Oyj	12,375	164,193
#	Altia Oyj	9,107	112,773
	Aspo Oyj	7,277	83,516
*	BasWare Oyj	1,360	62,621
#	Bittium Oyj	1,503	11,216
	Cargotec Oyj, Class B	15,190	816,542
	Caverion Oyj	45,848	397,787
#	Citycon Oyj	10,844	95,388
	Digia Oyj	6,198	58,890
	Elisa Oyj	35,142	2,258,618
#	Enento Group Oyj	3,129	142,865
	Fiskars Oyj Abp	7,258	177,869
	F-Secure Oyj	24,377	119,568
	Harvia Oyj	3,847	280,418
	Huhtamaki Oyj	37,122	1,977,130
	Ilkka-Yhtyma Oyj	2,760	16,133
	Kamux Corp.	12,213	252,014
	Kemira Oyj	41,044	691,694
	Kesko Oyj, Class A	82,710	3,212,254
	Kesko Oyj, Class B	189,266	8,112,309
	Kojamo Oyj	21,006	517,916
	Kone Oyj, Class B	56,364	4,668,438
	Konecranes Oyj, Class A	23,033	991,423
	Lassila & Tikanoja Oyj	12,490	221,032
	Marimekko Oyj	945	77,481
	Metsa Board Oyj	60,297	666,535
	Metso Outotec Oyj	268,107	3,044,118
	Musti Group Oyj	7,446	307,345
	Neles Oyj	34,509	533,863
	Neste Oyj	99,198	6,097,777
*	Nokia Oyj	725,369	4,456,913
*	Nokia Oyj	4,241	26,031
	Nokian Renkaat Oyj	27,580	1,163,200
	Nordea Bank Abp	126,848	1,485,442
	Nordea Bank Abp	281,047	3,298,338
	Olvi Oyj, Class A	4,812	302,007
	Oriola Oyj, Class A	365	870
	Oriola Oyj, Class B	67,247	155,088
	Orion Oyj, Class A	6,153	262,038
	Orion Oyj, Class B	30,302	1,289,819
*	Outokumpu Oyj	121,514	866,949

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Pihlajalinna Oyj	935	$13,085
	Ponsse Oyj	4,349	221,788
*	QT Group Oyj	5,361	726,023
	Raisio Oyj, Class V	38,269	179,514
*	Rapala VMC Oyj	2,115	25,462
	Revenio Group Oyj	6,927	562,118
#	Rovio Entertainment Oyj	16,324	138,265
#	Sampo Oyj, Class A	70,228	3,379,975
	Sanoma Oyj	35,518	658,741
	Scanfil Oyj	4,207	41,816
	Stora Enso Oyj, Class R	172,961	3,424,918
	Taaleri Oyj	1,674	21,161
#*	Tecnotree Oyj	22,408	30,788
	Teleste Oyj	2,478	18,359
	Terveystalo Oyj	45,388	616,997
	TietoEVRY Oyj	43,428	1,460,673
	Tokmanni Group Corp.	20,411	589,316
	UPM-Kymmene Oyj	48,131	1,966,892
	Uponor Oyj	22,168	706,961
	Vaisala Oyj, Class A	7,610	353,682
#	Valmet Oyj	61,103	2,550,006
	Verkkokauppa.com Oyj	4,781	48,435
	Wartsila OYJ Abp	158,136	2,382,242
	YIT Oyj	52,566	318,739
TOTAL FINLAND			70,230,611
FRANCE — (9.3%)
	ABC arbitrage	3,408	28,959
*	Aeroports de Paris	6,980	846,091
*	Airbus SE	98,686	13,536,624
*	Akka Technologies	4,578	255,725
	AKWEL	2,084	60,072
	ALD SA	67,797	992,540
#*	Alstom SA	54,744	2,270,581
	Altamir	1,314	36,459
	Alten SA	15,685	2,493,377
	Amundi SA	13,817	1,276,047
	Arkema SA	29,416	3,744,198
	Assystem SA	1,932	69,532
#*	Atari SA	17,363	7,491
*	ATEME SA	2,676	41,960
	Atos SE	36,852	1,762,362
	Aubay	2,680	154,504
	AXA SA	340,374	8,814,674
	Axway Software SA	4,228	142,440
	Bastide le Confort Medical	1,130	63,806
*	Beneteau SA	17,564	287,065
*	Bigben Interactive	8,820	161,413
	BioMerieux	6,514	776,706
	BNP Paribas SA	148,682	9,066,499
	Boiron SA	1,586	82,319
	Bonduelle SCA	4,870	121,846
	Bouygues SA	53,224	2,051,329
	Bureau Veritas SA	98,901	3,266,080
	Capgemini SE	45,112	9,751,079
	Carrefour SA	308,064	5,722,064
*	Casino Guichard Perrachon SA	16,303	460,876
	CBo Territoria	6,120	25,975
*	Cegedim SA	4,449	150,426

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*	CGG SA	300,038	$209,753
	Cie de Saint-Gobain	5,041	360,322
#*	Cie des Alpes	7,620	111,176
	Cie Plastic Omnium SA	12,731	404,042
#*	Claranova SADIR	24,407	224,371
#	CNP Assurances	82,936	1,409,761
*	Coface SA	31,664	397,472
	Credit Agricole SA	159,745	2,227,407
	Danone SA	104,733	7,703,478
#	Dassault Aviation SA	732	871,557
	Dassault Systemes SE, Sponsored ADR	5,000	276,250
	Dassault Systemes SE	108,730	5,997,786
	Delta Plus Group	777	81,531
*	Derichebourg SA	50,509	533,523
	Edenred	126,431	7,345,127
	Eiffage SA	40,525	4,131,307
*	Elior Group SA	37,663	258,178
*	Elis SA	48,062	861,886
*	ESI Group	1,080	74,321
	EssilorLuxottica SA	11,294	2,132,114
	Eurofins Scientific SE	45,220	5,408,868
#*	Europcar Mobility Group	79,868	47,290
	Eutelsat Communications SA	112,439	1,223,456
*	Exel Industries, Class A	246	24,265
	Faurecia SE	45,803	2,044,302
	Faurecia SE	1,980	90,216
	Fnac Darty SA	9,032	626,930
	Gaztransport Et Technigaz SA	8,725	699,639
	Getlink SE	79,141	1,267,727
*	GL Events	3,342	53,176
	Groupe Crit	1,438	116,847
	Groupe Gorge SA	547	10,270
	Guerbet	1,280	47,733
*	Haulotte Group SA	9,012	64,128
#	Hermes International	5,726	8,753,771
	HEXAOM	1,318	68,673
*	ID Logistics Group	701	224,499
#	Iliad SA	5,805	1,251,006
	Imerys SA	3,586	166,104
	Infotel SA	1,486	88,154
	Ipsen SA	21,256	2,271,426
	IPSOS	17,999	836,202
	Jacquet Metals SACA	5,534	132,268
*	JCDecaux SA	30,029	819,162
	Kaufman & Broad SA	11,998	532,364
	Kering SA	11,598	10,405,015
	Korian SA	15,985	606,828
*	Lagardere SA	30,741	857,438
	Laurent-Perrier	417	50,441
	Lectra	10,147	413,440
	Legrand SA	45,440	5,120,900
	Linedata Services	1,111	53,638
	LISI	5,977	203,778
	LNA Sante SA	1,152	72,582
	L'Oreal SA	28,026	12,821,713
*	Lumibird	872	17,692
	LVMH Moet Hennessy Louis Vuitton SE	55,094	44,111,948
	Maisons du Monde SA	17,092	391,085
	Manitou BF SA	3,680	121,011

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Manutan International	280	$26,045
	Mersen SA	4,150	164,848
	Metropole Television SA	12,534	250,981
*	Neoen SA	4,907	212,801
	Nexans SA	10,494	1,004,416
	Nexity SA	29,792	1,500,746
	NRJ Group	6,886	50,156
*	Oeneo SA	5,443	83,805
*	OL Groupe SA	6,601	17,464
	Orange SA, Sponsored ADR	5,900	65,785
#	Orange SA	850,190	9,461,877
	Orpea SA	8,154	1,035,455
	Pernod Ricard SA	15,406	3,400,204
	Pharmagest Interactive	1,274	143,249
	Plastiques Du Val De Loire	1,044	8,191
	Publicis Groupe SA	110,401	6,969,683
	Quadient SA	13,260	389,200
*	Recylex SA	633	260
#	Remy Cointreau SA	6,596	1,448,950
#*	Renault SA	63,341	2,405,731
	Rexel SA	151,279	3,193,789
	Robertet SA	52	61,722
	Rothschild & Co.	13,857	518,590
	Rubis SCA	44,636	1,790,581
	Safran SA	38,816	5,080,018
	Samse SA	4	878
	Sanofi	69,950	7,209,971
#	Sartorius Stedim Biotech	3,878	2,213,732
	Savencia SA	408	32,717
	Schneider Electric SE	48,655	8,149,144
	Schneider Electric SE	278	46,774
	SCOR SE	92,767	2,590,669
	SEB SA	11,435	1,900,018
	SES SA, Class A	117,777	907,987
*	SMCP SA	4,221	26,499
	Societe BIC SA	10,512	712,669
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	419	36,651
	Societe Generale SA	104,361	3,056,285
	Societe pour l'Informatique Industrielle	3,552	146,593
#*	Solocal Group	17,197	32,457
	Somfy SA	2,676	512,373
	Sopra Steria Group SACA	10,071	2,001,900
	SPIE SA	59,770	1,415,743
	Stef SA	816	94,855
#	Suez SA	83,186	1,940,446
	Sword Group	3,773	203,000
	Synergie SE	4,063	178,317
	Teleperformance	10,663	4,497,617
	Television Francaise 1	33,050	315,569
	Thales SA	35,608	3,737,228
	Thermador Groupe	2,624	292,596
	Tikehau Capital SCA	3,908	122,619
	Total Gabon	153	24,594
*	Touax SA	905	9,060
	Trigano SA	3,516	760,513
#*	Ubisoft Entertainment SA	33,798	2,142,583
	Union Financiere de France BQE SA	599	12,612
	Valeo	49,194	1,422,485
#*	Valneva SE	6,094	85,723

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Verallia SA	13,961	$517,700
	Vetoquinol SA	1	145
	Vilmorin & Cie SA	2,737	183,704
	Vinci SA	69,078	7,313,593
	Virbac SA	1,533	619,154
#	Vivendi SE	54,394	1,837,767
*	Vranken-Pommery Monopole SA	575	12,208
*	Wavestone	5,088	253,456
*	Worldline SA	39,332	3,681,476
TOTAL FRANCE			306,785,093
GERMANY — (6.8%)
	1&1 AG	18,510	549,196
	7C Solarparken AG	12,659	57,040
	Aareal Bank AG	23,331	588,356
	Adesso SE	764	140,301
	Adidas AG	40,372	14,652,804
*	ADVA Optical Networking SE	25,933	385,776
	AIXTRON SE	11,010	271,593
	All for One Group SE	849	67,490
	Allgeier SE	3,172	89,525
	Allianz SE	45,607	11,336,229
	Amadeus Fire AG	2,141	430,128
	Aroundtown SA	308,982	2,418,422
	Atoss Software AG	1,603	325,988
	Aurubis AG	16,355	1,656,283
	Basler AG	534	70,055
#*	Bauer AG	5,212	77,522
	Bayerische Motoren Werke AG	74,371	7,394,802
	BayWa AG	7,674	351,858
	Bechtle AG	12,450	2,570,709
	Beiersdorf AG	13,328	1,583,015
	Bertrandt AG	2,343	138,580
	bet-at-home.com AG	948	33,562
*	Bijou Brigitte AG	1,483	41,329
	Bilfinger SE	11,555	355,378
*	Borussia Dortmund GmbH & Co., KGaA	15,308	111,182
	Brenntag SE	58,488	5,841,741
	CANCOM SE	10,445	656,420
	Carl Zeiss Meditec AG	8,170	1,819,562
*	CECONOMY AG	72,724	348,895
	CENIT AG	5,755	101,343
	Cewe Stiftung & Co., KGaA	2,865	429,472
*	Commerzbank AG	343,870	2,214,506
	CompuGroup Medical SE & Co., KgaA	11,887	953,589
*	Continental AG	18,240	2,477,814
#*	Corestate Capital Holding SA	1,650	24,668
	Covestro AG	83,843	5,401,266
	CropEnergies AG	9,008	106,072
*	CTS Eventim AG & Co., KGaA	17,669	1,200,522
	Daimler AG	184,475	16,462,442
*	Delivery Hero SE	11,033	1,649,351
*	Delticom AG	2,252	25,913
	Dermapharm Holding SE	3,463	277,017
	Deutsche Beteiligungs AG	6,612	292,285
	Deutsche Boerse AG	31,291	5,221,339
	Deutsche EuroShop AG	8,655	205,413
	Deutsche Pfandbriefbank AG	29,095	320,499
	Deutsche Post AG	77,918	5,280,593

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Deutsche Telekom AG, Sponsored ADR	6,013	$125,131
	Deutsche Telekom AG	365,302	7,581,532
	Deutsche Wohnen SE	5,131	320,339
*	Deutz AG	41,029	348,489
	DIC Asset AG	22,026	397,930
	DMG Mori AG	2,478	122,695
	Dr Hoenle AG	1,006	57,793
	Draegerwerk AG & Co., KGaA	1,360	121,270
	Duerr AG	22,429	1,071,718
	Eckert & Ziegler Strahlen- und Medizintechnik AG	4,428	609,052
#*	ElringKlinger AG	6,586	107,471
#	Encavis AG	29,845	546,203
	Energiekontor AG	1,687	111,602
	Evonik Industries AG	14,698	511,051
*	Evotec SE	16,462	682,588
	Fielmann AG	12,681	952,290
	First Sensor AG	411	21,169
#*	flatexDEGIRO AG	5,772	697,494
*	Fraport AG Frankfurt Airport Services Worldwide	7,797	512,838
	Freenet AG	55,371	1,324,324
	Fresenius Medical Care AG & Co. KGaA, ADR	6,891	270,954
	Fresenius Medical Care AG & Co., KGaA	35,797	2,821,562
	Fresenius SE & Co., KGaA	58,242	3,061,197
	Fuchs Petrolub SE	10,358	414,644
	GEA Group AG	38,677	1,714,951
*	Gesco AG	3,348	85,822
	GFT Technologies SE	8,513	284,718
*	Global Fashion Group SA	4,210	57,270
	Grand City Properties SA	32,168	854,393
	GRENKE AG	357	15,534
*	H&R GmbH & Co., KGaA	5,787	65,899
	Hamburger Hafen und Logistik AG	7,861	186,459
	Hannover Rueck SE	9,366	1,574,269
	Hawesko Holding AG	1,210	87,204
*	Heidelberger Druckmaschinen AG	73,333	171,549
#*	Hella GmbH & Co., KGaA	7,122	498,611
#*	HelloFresh SE	53,606	5,024,993
	Henkel AG & Co., KGaA	8,171	742,948
	Hochtief AG	4,739	376,027
*	HolidayCheck Group AG	13,021	38,916
	Hornbach Baumarkt AG	3,332	134,207
	Hornbach Holding AG & Co., KGaA	4,233	475,620
#	Hugo Boss AG	27,353	1,638,684
*	Hypoport SE	935	563,346
	Indus Holding AG	10,640	448,587
	Infineon Technologies AG	41,275	1,577,288
	Instone Real Estate Group AG	7,077	218,859
	IVU Traffic Technologies AG	3,842	96,130
	Jenoptik AG	11,944	409,901
	JOST Werke AG	4,245	259,226
*	K+S AG	32,488	466,025
	KION Group AG	32,770	3,479,976
*	Kloeckner & Co. SE	27,440	417,434
	Knorr-Bremse AG	11,509	1,303,275
*	Koenig & Bauer AG	4,322	147,962
#	KPS AG	1,672	10,555
	Krones AG	6,004	591,961
	KWS Saat SE & Co., KGaA	2,545	213,944
	Lanxess AG	28,160	2,039,445

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Leifheit AG	3,048	$155,547
#*	Leoni AG	6,219	108,609
	LPKF Laser & Electronics AG	2,930	75,319
#*	Manz AG	207	15,543
*	MAX Automation SE	1,975	10,569
	METRO AG	64,789	839,855
	MLP SE	16,479	134,892
	MTU Aero Engines AG	12,792	3,199,756
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	16,275	4,391,385
*	Nagarro SE	3,172	483,331
	Nemetschek SE	18,986	1,675,473
	New Work SE	869	261,152
	Nexus AG	4,699	373,665
#*	Nordex SE	19,717	379,206
	Norma Group SE	6,035	319,571
	OHB SE	1,625	77,148
	Patrizia AG	7,089	180,671
	Pfeiffer Vacuum Technology AG	1,554	317,019
	PNE AG	7,350	61,413
	ProSiebenSat.1 Media SE	115,163	2,187,975
	PSI Software AG	3,733	183,236
	Puma SE	26,374	3,235,283
	Puma SE	2,960	363,101
*	PVA TePla AG	4,607	186,328
*	q.beyond AG	16,292	35,155
*	QIAGEN NV	5,630	297,217
*	QIAGEN NV	22,578	1,210,015
	Rational AG	1,559	1,697,630
	Rheinmetall AG	17,984	1,725,741
	RTL Group SA	20,778	1,176,309
*	SAF-Holland SE	16,245	226,164
	SAP SE, Sponsored ADR	15,059	2,164,279
	SAP SE	93,916	13,478,001
*	Schaltbau Holding AG	1,701	82,216
	Scout24 AG	23,144	1,981,918
	Secunet Security Networks AG	347	198,232
	Siemens AG	60,735	9,476,665
	Siemens Healthineers AG	32,983	2,177,581
*	Sixt SE	6,255	870,230
	SMA Solar Technology AG	983	51,445
#	Software AG	15,847	765,821
	Stabilus SA	10,627	843,653
	STRATEC SE	3,031	470,325
	Stroeer SE & Co., KGaA	12,152	961,166
*	SUESS MicroTec SE	5,423	170,540
	Surteco Group SE	706	25,611
	Symrise AG, Class A	24,807	3,657,765
	TAG Immobilien AG	43,246	1,434,227
	Takkt AG	12,576	206,712
*	Talanx AG	16,587	704,759
#*	TeamViewer AG	44,162	1,484,792
	Technotrans SE	943	32,143
	Telefonica Deutschland Holding AG	368,740	993,959
*	thyssenkrupp AG	89,997	896,626
	Traffic Systems SE	982	48,938
	Uniper SE	14,010	546,992
	United Internet AG	40,248	1,665,757
#*	va-Q-tec AG	818	29,141
#	Varta AG	4,188	726,453

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	VERBIO Vereinigte BioEnergie AG	13,879	$751,828
	Vonovia SE	59,029	3,930,101
	Vossloh AG	3,018	151,934
	Wacker Chemie AG	4,374	643,433
	Wacker Neuson SE	10,215	307,871
	Washtec AG	3,329	227,437
*	Westwing Group AG	3,418	162,072
	Wuestenrot & Wuerttembergische AG	11,007	240,714
*	Zalando SE	10,399	1,155,457
	Zeal Network SE	3,022	148,701
*	zooplus AG	1,979	673,855
TOTAL GERMANY			226,194,797
HONG KONG — (1.7%)
*	Aceso Life Science Group, Ltd.	432,000	12,130
	AIA Group, Ltd.	1,698,800	20,327,434
#*	Apollo Future Mobility Group, Ltd.	84,000	4,000
*	Asia Standard International Group, Ltd.	80,000	10,587
*	Asiasec Properties, Ltd.	17,000	3,435
	ASM Pacific Technology, Ltd.	50,500	651,131
*	Ban Loong Holdings, Ltd.	370,000	14,296
	Bank of East Asia, Ltd. (The)	187,207	308,448
	Best Mart 360 Holdings, Ltd.	48,000	12,085
	BOC Aviation, Ltd.	90,400	664,681
	BOC Hong Kong Holdings, Ltd.	460,000	1,477,190
	BOCOM International Holdings Co., Ltd.	343,000	76,743
	Brightoil Petroleum Holdings, Ltd.	229,000	8,289
	CGN Mining Co., Ltd.	265,000	21,537
	Chen Hsong Holdings	46,000	16,275
*	China Energy Development Holdings, Ltd.	504,000	6,223
	China Motor Bus Co., Ltd.	1,000	13,785
#*	China Star Entertainment, Ltd.	280,000	40,087
*	China Strategic Holdings, Ltd.	10,625,000	95,618
	Chong Hing Bank, Ltd.	45,000	118,519
	Chow Sang Sang Holdings International, Ltd.	142,000	237,609
	Chow Tai Fook Jewellery Group, Ltd.	452,000	947,616
	Chuang's Consortium International, Ltd.	92,000	11,156
	CITIC Telecom International Holdings, Ltd.	369,000	119,713
	CK Asset Holdings, Ltd.	86,323	587,315
	CMBC Capital Holdings, Ltd.	2,090,000	28,192
	C-Mer Eye Care Holding, Ltd.	28,000	27,342
	Convenience Retail Asia, Ltd.	114,000	11,883
	Crystal International Group, Ltd.	61,000	24,516
	CSI Properties, Ltd.	2,220,000	70,023
	Dah Sing Banking Group, Ltd.	85,600	88,120
	Dah Sing Financial Holdings, Ltd.	28,400	89,525
	Dickson Concepts International, Ltd.	63,000	36,922
*	Digital Domain Holdings, Ltd.	2,900,000	19,771
	Dynamic Holdings, Ltd.	12,000	20,371
	Eagle Nice International Holdings, Ltd.	36,000	23,125
	EC Healthcare	71,000	110,184
*	Emperor Capital Group, Ltd.	444,000	6,554
	Emperor International Holdings, Ltd.	402,000	57,616
	Emperor Watch & Jewellery, Ltd.	490,000	13,515
*	ENM Holdings, Ltd.	208,000	17,147
*	Esprit Holdings, Ltd.	908,100	72,555
	EuroEyes International Eye Clinic, Ltd.	9,000	14,369
	Fairwood Holdings, Ltd.	11,500	25,844
	Far East Consortium International, Ltd.	429,294	170,051

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Fosun Tourism Group	35,200	$41,010
	Fountain SET Holdings, Ltd.	74,000	12,557
	FSE Lifestyle Services, Ltd.	34,000	26,642
*	Galaxy Entertainment Group, Ltd.	73,000	494,724
	Giordano International, Ltd.	486,000	94,544
	Glorious Sun Enterprises, Ltd.	129,000	12,962
	Golden Resources Development International, Ltd.	312,000	22,056
	Goldin Financial Holdings, Ltd.	44,000	0
	Great Eagle Holdings, Ltd.	84,244	263,828
*	G-Resources Group, Ltd.	130,050	47,783
	Guoco Group, Ltd.	10,000	114,543
	Guotai Junan International Holdings, Ltd.	854,000	128,875
#	Haitong International Securities Group, Ltd.	973,349	250,849
	Hang Seng Bank, Ltd.	71,700	1,373,159
	Hanison Construction Holdings, Ltd.	89,806	14,689
	Henderson Land Development Co., Ltd.	168,740	753,913
	HKBN, Ltd.	191,500	222,985
	HKR International, Ltd.	371,600	149,961
	Hon Kwok Land Investment Co., Ltd.	26,000	11,939
*	Hong Kong ChaoShang Group, Ltd.	8,000	1,030
*	Hong Kong Technology Venture Co., Ltd.	20,000	28,064
	Hongkong Chinese, Ltd.	58,000	4,475
	Honma Golf, Ltd.	11,500	5,380
*	Huafa Property Services Group Co., Ltd.	1,620,000	39,365
*	Hypebeast, Ltd.	92,500	12,888
	Hysan Development Co., Ltd.	106,000	417,193
*	Imagi International Holdings, Ltd.	56,000	7,942
	International Housewares Retail Co., Ltd.	105,000	39,077
#*	ITC Properties Group, Ltd.	49,758	5,836
	Jacobson Pharma Corp., Ltd.	128,000	10,382
*	JBM Healthcare, Ltd.	16,000	2,427
	Johnson Electric Holdings, Ltd.	41,500	97,262
#	JS Global Lifestyle Co., Ltd.	185,500	467,736
	K Wah International Holdings, Ltd.	515,000	232,785
	Karrie International Holdings, Ltd.	132,000	28,540
	Kerry Logistics Network, Ltd.	128,000	381,427
	Kerry Properties, Ltd.	211,500	624,606
	Kowloon Development Co., Ltd.	203,000	235,692
*	Lai Sun Development Co., Ltd.	36,900	29,371
	Landsea Green Properties Co., Ltd.	96,000	5,617
*	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	382,250	44,722
*	Lifestyle International Holdings, Ltd.	133,000	94,907
	Liu Chong Hing Investment, Ltd.	96,000	97,966
	L'Occitane International SA	167,500	582,306
	Luk Fook Holdings International, Ltd.	159,000	508,906
	Lung Kee Bermuda Holdings	44,000	20,533
	Man Wah Holdings, Ltd.	386,400	775,310
#	MECOM Power and Construction, Ltd.	75,000	37,722
*	Meilleure Health International Industry Group, Ltd.	276,000	14,222
	Melco International Development, Ltd.	125,000	199,619
*	Melco Resorts & Entertainment, Ltd., ADR	1,858	25,863
*	Midland Holdings, Ltd.	251,026	43,178
	Modern Dental Group, Ltd.	116,000	100,420
	NagaCorp., Ltd.	486,000	357,076
	New World Development Co., Ltd.	260,000	1,232,598
#*	NewOcean Energy Holdings, Ltd.	550,000	27,567
	NWS Holdings, Ltd.	282,242	284,441
	Oriental Watch Holdings	124,476	66,451

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Pacific Textiles Holdings, Ltd.	372,000	$201,560
*	Paliburg Holdings, Ltd.	52,000	14,216
	PC Partner Group, Ltd.	34,000	21,112
	Pentamaster International, Ltd.	126,000	17,017
	Perfect Medical Health Management, Ltd.	80,000	82,956
	Pico Far East Holdings, Ltd.	244,000	40,811
	Playmates Holdings, Ltd.	90,000	10,918
*	Playmates Toys, Ltd.	96,000	8,505
	Power Assets Holdings, Ltd.	442,000	2,857,614
	Prada SpA	152,700	1,196,517
*	PT International Development Co., Ltd.	390,000	15,096
	Public Financial Holdings, Ltd.	28,000	8,667
*	Razer, Inc.	200,000	48,518
	Regina Miracle International Holdings, Ltd.	58,000	20,604
	SEA Holdings, Ltd.	31,170	23,761
*	Shun Tak Holdings, Ltd.	36,000	10,429
*	Singamas Container Holdings, Ltd.	276,000	39,444
	Sino Land Co., Ltd.	507,603	777,834
	SmarTone Telecommunications Holdings, Ltd.	47,500	26,622
	Soundwill Holdings, Ltd.	11,500	12,158
*	Stella International Holdings, Ltd.	159,500	203,421
#*	Summit Ascent Holdings, Ltd.	76,000	6,449
	Sun Hung Kai & Co., Ltd.	88,000	45,279
	Sun Hung Kai Properties, Ltd.	139,707	1,998,559
	SUNeVision Holdings, Ltd.	209,000	220,509
	Swire Properties, Ltd.	70,200	199,660
#	TAI Cheung Holdings, Ltd.	170,000	116,632
	Tao Heung Holdings, Ltd.	83,000	10,675
	Techtronic Industries Co., Ltd.	370,000	6,597,944
*	Television Broadcasts, Ltd.	101,300	85,407
	Texhong Textile Group, Ltd.	68,500	100,155
*	Theme International Holdings, Ltd.	1,350,000	250,635
	Tradelink Electronic Commerce, Ltd.	156,000	23,088
	Transport International Holdings, Ltd.	12,549	23,407
	United Laboratories International Holdings, Ltd. (The)	164,000	115,181
	Untrade Convoy	528,000	2,127
	Untrade CW Group Holdings	85,500	476
	Value Partners Group, Ltd.	376,000	216,182
	Valuetronics Holdings, Ltd.	128,810	56,514
*	Vobile Group, Ltd.	184,000	166,414
	VSTECS Holdings, Ltd.	258,400	206,365
	VTech Holdings, Ltd.	35,500	352,047
	Wai Kee Holdings, Ltd.	120,000	63,017
	Wang On Group, Ltd.	1,820,000	14,976
	Wharf Real Estate Investment Co., Ltd.	220,000	1,242,533
#	Wing Tai Properties, Ltd.	18,000	10,217
*	Wynn Macau, Ltd.	276,400	354,237
	Xinyi Glass Holdings, Ltd.	356,000	1,330,500
	YTO Express Holdings, Ltd.	72,000	29,642
#*	Yunfeng Financial Group, Ltd.	28,000	8,412
#	Zensun Enterprises, Ltd.	1,930,000	161,510
*	Zhaobangji Properties Holdings, Ltd.	376,000	30,491
TOTAL HONG KONG			57,618,468
IRELAND — (0.6%)
*	AIB Group P.L.C.	187,971	461,666
*	Bank of Ireland Group P.L.C.	363,087	1,926,248
*	C&C Group P.L.C.	117,008	384,524
*	Cairn Homes P.L.C.	320,465	426,232

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
IRELAND — (Continued)
*	Dalata Hotel Group P.L.C.	18,769	$85,824
*	Datalex P.L.C.	473	399
*	FBD Holdings P.L.C.	9,900	91,554
*	Flutter Entertainment P.L.C.	17,217	2,935,047
*	Flutter Entertainment P.L.C.	5,348	913,376
	Glanbia P.L.C.	28,961	497,178
*	Glenveagh Properties P.L.C.	85,066	100,881
*	Greencore Group P.L.C.	154,457	279,895
	Kerry Group P.L.C., Class A	6,832	1,012,314
	Kingspan Group P.L.C.	40,559	4,410,541
*	Permanent TSB Group Holdings P.L.C.	23,545	40,755
	Smurfit Kappa Group P.L.C.	105,391	5,945,525
TOTAL IRELAND			19,511,959
ISRAEL — (0.6%)
	Adgar Investment and Development, Ltd.	5,179	9,686
	Afcon Holdings, Ltd.	15	947
*	AFI Properties, Ltd.	7,582	362,141
	Africa Israel Residences, Ltd.	198	10,402
*	Airport City, Ltd.	15,757	268,531
*	Allot, Ltd.	5,136	93,840
	Alony Hetz Properties & Investments, Ltd.	21,709	295,753
	Amot Investments, Ltd.	31,861	210,360
#	Arad, Ltd.	2,137	28,505
	Ashtrom Group, Ltd.	6,992	150,385
	Atreyu Capital Markets, Ltd.	692	10,894
	AudioCodes, Ltd.	10,989	360,000
#*	Avgol Industries 1953, Ltd.	36,631	32,718
*	Azorim-Investment Development & Construction Co., Ltd.	22,780	86,089
	Azrieli Group, Ltd.	2,180	173,625
*	Bet Shemesh Engines Holdings 1997, Ltd.	1,480	29,910
*	Bezeq The Israeli Telecommunication Corp., Ltd.	346,634	370,235
*	Big Shopping Centers, Ltd.	1,458	203,870
	Blue Square Real Estate, Ltd.	1,148	87,911
*	Brack Capital Properties NV	663	70,854
#*	Camtek, Ltd.	12,714	457,025
#	Carasso Motors, Ltd.	12,078	61,952
*	Clal Insurance Enterprises Holdings, Ltd.	14,087	280,455
*	Compugen, Ltd.	6,256	45,354
	Danel Adir Yeoshua, Ltd.	2,392	510,226
	Delek Automotive Systems, Ltd.	20,343	256,671
	Delta-Galil Industries, Ltd.	4,072	172,838
	Dor Alon Energy in Israel 1988, Ltd.	1,244	34,094
	Duniec Brothers, Ltd.	1,195	55,991
	Electra Consumer Products 1970, Ltd.	2,703	141,546
	Electra, Ltd.	651	365,851
*	Ellomay Capital, Ltd.	725	20,660
#	Energix-Renewable Energies, Ltd.	35,588	140,243
#*	Enlight Renewable Energy, Ltd.	128,494	287,238
	FMS Enterprises Migun, Ltd.	2,021	57,056
	Formula Systems 1985, Ltd.	2,359	208,021
	Formula Systems 1985, Ltd., Sponsored ADR	688	60,757
	Fox Wizel, Ltd.	3,070	361,943
	Freshmarket, Ltd.	10,471	36,320
	Gav-Yam Lands Corp., Ltd.	35,516	336,501
	Gilat Satellite Networks, Ltd.	8,858	91,394
	Hadera Paper, Ltd.	1,025	79,494
	Harel Insurance Investments & Financial Services, Ltd.	53,907	511,454
	Hilan, Ltd.	2,338	120,554

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	ICL Group, Ltd.	56,668	$412,945
	IDI Insurance Co., Ltd.	3,478	118,309
	IES Holdings, Ltd.	199	14,589
	Inrom Construction Industries, Ltd.	35,497	180,762
*	Isracard, Ltd.	54,997	210,386
	Israel Canada T.R, Ltd.	12,050	51,322
*	Israel Discount Bank, Ltd., Class A	181,769	851,497
	Israel Land Development - Urban Renewal, Ltd.	1,926	24,328
	Isras Investment Co., Ltd.	865	190,639
*	Kamada, Ltd.	2,586	14,191
*	Kamada, Ltd.	4,001	21,765
	Kerur Holdings, Ltd.	1,061	30,352
	Klil Industries, Ltd.	140	13,806
	Levinstein Properties, Ltd.	392	9,282
	Magic Software Enterprises, Ltd.	19,150	334,359
	Magic Software Enterprises, Ltd.	4,166	72,908
	Malam - Team, Ltd.	2,870	95,619
	Matrix IT, Ltd.	10,656	293,214
	Maytronics, Ltd.	9,928	215,952
	Mega Or Holdings, Ltd.	1,064	34,434
*	Mehadrin, Ltd.	180	7,629
#*	Melisron, Ltd.	7,088	522,643
	Menora Mivtachim Holdings, Ltd.	10,987	216,991
*	Migdal Insurance & Financial Holdings, Ltd.	126,492	162,078
*	Minrav Holdings, Ltd.	66	14,788
	Mivne Real Estate KD, Ltd.	99,083	296,063
	Mivtach Shamir Holdings, Ltd.	1,141	38,060
*	Mizrahi Tefahot Bank, Ltd.	20,418	618,781
*	Nice, Ltd.	1,948	542,095
#*	Nice, Ltd., Sponsored ADR	5,315	1,481,025
*	Nova, Ltd.	5,347	512,410
	Novolog, Ltd.	89,591	82,682
	NR Spuntech Industries, Ltd.	3,315	8,863
*	Oil Refineries, Ltd.	622,271	147,030
	One Software Technologies, Ltd.	11,926	182,107
	Palram Industries 1990, Ltd.	1,658	20,407
	Paz Oil Co., Ltd.	3,899	470,773
*	Perion Network, Ltd.	8,697	162,801
	Phoenix Holdings, Ltd. (The)	84,753	809,931
	Plasson Industries, Ltd.	835	45,424
#	Prashkovsky Investments and Construction, Ltd.	3,147	90,889
	Priortech, Ltd.	1,051	26,988
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	2,954	191,799
	Rapac Communication & Infrastructure, Ltd.	1,869	17,908
#	Raval Ics, Ltd.	4,981	13,080
#	Sano-Brunos Enterprises, Ltd.	658	63,043
	Scope Metals Group, Ltd.	2,428	73,609
#	Shapir Engineering and Industry, Ltd.	32,498	240,695
#*	Shikun & Binui, Ltd.	48,502	274,783
	Shufersal, Ltd.	50,548	406,827
*	Summit Real Estate Holdings, Ltd.	8,875	134,564
	Tadiran Group, Ltd.	857	100,581
#	Tel Aviv Stock Exchange, Ltd.	9,793	60,540
	Telsys	1,027	36,595
*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	70,309	678,482
#	Victory Supermarket Chain, Ltd.	2,523	54,449
	YH Dimri Construction & Development, Ltd.	2,783	179,225
TOTAL ISRAEL			19,727,591

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
ITALY — (1.9%)
	ACEA SpA	32,542	$758,407
*	Aeffe SpA	9,974	20,245
#	Alerion Cleanpower SpA	2,733	43,187
#	Amplifon SpA	67,598	3,338,292
	Anima Holding SpA	73,284	361,001
*	Arnoldo Mondadori Editore SpA	71,171	165,633
	Ascopiave SpA	20,715	86,133
	Assicurazioni Generali SpA	189,928	3,786,810
*	Atlantia SpA	131,173	2,379,278
*	Autogrill SpA	29,966	210,244
	Autostrade Meridionali SpA	304	10,278
	Avio SpA	4,827	67,877
	Azimut Holding SpA	54,884	1,411,845
	B&C Speakers SpA	864	12,000
*	Banca Generali SpA	29,846	1,238,145
	Banca IFIS SpA	9,820	161,927
	Banca Mediolanum SpA	68,723	676,361
#*	Banca Monte dei Paschi di Siena SpA	519	719
#*	Banca Sistema SpA	7,802	19,703
	Banco di Desio e della Brianza SpA	5,932	21,948
	Be Shaping The Future SpA	21,403	48,905
	BFF Bank SpA	37,643	392,957
*	Biesse SpA	5,151	195,913
	BPER Banca	383,246	747,142
*	Brunello Cucinelli SpA	11,554	715,741
	Cairo Communication SpA	35,570	64,824
	Carel Industries SpA	11,454	272,519
*	Cerved Group SpA	67,087	787,441
*	CIR SpA-Compagnie Industriali	143,654	87,265
	CNH Industrial NV	172,286	2,876,756
	Credito Emiliano SpA	18,908	121,181
#	Davide Campari-Milano NV	20,238	284,517
	De' Longhi SpA	17,554	776,238
	DiaSorin SpA	6,696	1,358,983
	Digital Bros SpA	2,171	62,820
#*	Elica SpA	6,100	24,167
	Emak SpA	20,974	43,499
*	Enav SpA	16,953	78,375
	Esprinet SpA	14,964	275,997
#*	Eurotech SpA	3,709	20,431
	Ferrari NV	8,345	1,818,823
	Ferrari NV	6,293	1,373,699
	Fila SpA	2,731	34,179
*	Fincantieri SpA	63,031	53,957
*	FinecoBank Banca Fineco SpA	185,435	3,320,477
*	FNM SpA	43,781	31,425
#*	Geox SpA	18,566	25,581
	Gruppo MutuiOnline SpA	7,943	468,540
	Hera SpA	345,757	1,469,276
*	Illimity Bank SpA	6,912	97,125
*	IMMSI SpA	53,304	32,243
*	Intek Group SpA	9,436	3,842
	Interpump Group SpA	18,115	1,132,360
	Intesa Sanpaolo SpA	1,881,633	5,198,097
	Italgas SpA	203,145	1,375,027
	Italmobiliare SpA	1,641	62,627
#*	IVS Group SA	2,471	17,729
#*	Juventus Football Club SpA	75,941	66,065
	La Doria SpA	2,224	47,715

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
*	Leonardo SpA	146,882	$1,154,301
	LU-VE SpA	1,616	37,964
	Maire Tecnimont SpA	29,979	110,877
	Mediaset SpA	106,584	326,172
*	Mediobanca Banca di Credito Finanziario SpA	224,311	2,625,430
	Moncler SpA	73,470	5,046,117
*	Nexi SpA	58,367	1,250,529
	Openjobmetis SpA agenzia per il lavoro	1,095	13,430
#*	OVS SpA	70,904	145,740
	Pharmanutra SpA	237	14,851
	Piaggio & C SpA	58,655	225,302
*	Prima Industrie SpA	1,531	40,412
	Prysmian SpA	47,146	1,690,343
	RAI Way SpA	27,312	161,393
	Recordati Industria Chimica e Farmaceutica SpA	29,847	1,846,086
	Reno de Medici SpA	91,846	156,278
	Reply SpA	8,246	1,474,096
	Rizzoli Corriere Della Sera Mediagroup SpA	49,861	39,451
*	Safilo Group SpA	6,117	10,673
#*	Saipem SpA	286,831	658,058
	Salcef SpA	1,966	34,628
#*	Salvatore Ferragamo SpA	4,657	92,886
*	Saras SpA	41,476	30,479
*	Sesa SpA	4,205	748,669
	Snam SpA	42,608	257,728
*	Societa Cattolica Di Assicurazione SpA	86,253	707,739
	SOL SpA	13,425	294,670
	Tamburi Investment Partners SpA	24,639	240,997
	Technogym SpA	32,532	419,469
	Telecom Italia SpA	1,921,018	841,235
	Telecom Italia SpA	1,068,081	497,969
	Telecom Italia SpA, Sponsored ADR	6,420	27,991
	Tenaris SA	6,392	65,128
	Tenaris SA, ADR	1,169	23,894
	Terna SpA	83,958	666,324
	Tinexta S.p.A.	5,992	261,386
	Unieuro SpA	7,579	212,419
	Unipol Gruppo SpA	160,003	850,324
	UnipolSai Assicurazioni SpA	139,841	388,241
#	Webuild SpA	12,528	34,120
	Zignago Vetro SpA	821	16,646
TOTAL ITALY			64,374,936
JAPAN — (20.2%)
	77 Bank, Ltd. (The)	12,700	134,726
	A&A Material Corp.	800	7,430
	A&D Co., Ltd.	7,000	63,269
	ABC-Mart, Inc.	8,400	463,145
	Abist Co., Ltd.	500	13,366
*	Access Co., Ltd.	5,900	47,978
	Achilles Corp.	6,700	83,526
	Acom Co., Ltd.	58,800	241,341
	Adastria Co., Ltd.	10,700	184,563
	ADEKA Corp.	48,600	981,227
	Ad-sol Nissin Corp.	2,500	47,553
	Advan Group Co., Ltd.	6,400	52,421
*	Advanced Media, Inc.	2,700	17,456
	Advantage Risk Management Co., Ltd.	1,200	12,236
	Advantest Corp.	32,300	2,851,475

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Aeon Co., Ltd.	85,999	$2,353,347
	Aeon Delight Co., Ltd.	7,600	250,057
	Aeon Fantasy Co., Ltd.	2,500	44,041
	AEON Financial Service Co., Ltd.	37,700	464,461
#	Aeon Hokkaido Corp.	7,300	68,903
	AFC-HD AMS Life Science Co., Ltd.	800	9,271
	Agro-Kanesho Co., Ltd.	1,700	21,575
	AGS Corp.	1,600	12,861
	Ai Holdings Corp.	4,400	82,145
	Aica Kogyo Co., Ltd.	7,100	250,872
	Aichi Bank, Ltd. (The)	2,000	58,631
	Aichi Corp.	13,000	93,613
	Aichi Steel Corp.	4,500	119,355
	Aichi Tokei Denki Co., Ltd.	800	32,870
	Aida Engineering, Ltd.	24,800	229,333
	Aiful Corp.	102,800	323,107
	Ain Holdings, Inc.	8,800	538,691
	Aiphone Co., Ltd.	3,600	64,951
	Air Water, Inc.	83,800	1,252,743
	Airport Facilities Co., Ltd.	2,400	12,635
	Airtech Japan, Ltd.	2,700	32,161
	Aisan Industry Co., Ltd.	14,500	126,660
	AIT Corp.	4,700	47,875
	Aizawa Securities Co., Ltd.	4,800	45,713
	Ajis Co., Ltd.	2,400	76,847
	Akatsuki Corp.	6,800	23,619
	Akatsuki, Inc.	3,700	110,595
*	Akebono Brake Industry Co., Ltd.	30,700	47,793
	Akita Bank, Ltd. (The)	1,300	16,547
	Albis Co., Ltd.	2,400	51,001
	Alfresa Holdings Corp.	91,700	1,396,580
	Alinco, Inc.	5,700	52,002
#	Alleanza Holdings Co., Ltd.	3,100	37,490
*	Allied Architects, Inc.	2,700	21,214
*	Allied Telesis Holdings K.K.	16,600	17,017
	Alpen Co., Ltd.	6,100	171,474
	Alpha Systems, Inc.	1,000	36,635
	Alps Alpine Co., Ltd.	41,516	432,136
#	Alps Logistics Co., Ltd.	3,600	32,081
	Altech Corp.	11,400	211,553
	Amada Co., Ltd.	101,600	1,044,258
	Amano Corp.	11,700	288,485
	Amiyaki Tei Co., Ltd.	1,100	29,043
	Amuse, Inc.	1,600	32,684
	Amvis Holdings, Inc.	1,200	66,227
	Anabuki Kosan, Inc.	2,300	42,340
	Anest Iwata Corp.	7,400	71,366
	Anicom Holdings, Inc.	14,700	116,007
#	Anritsu Corp.	59,200	1,034,675
	AOKI Holdings, Inc.	10,100	60,435
	Aomori Bank, Ltd. (The)	5,300	95,993
*	Aoyama Trading Co., Ltd.	17,600	112,505
	Aoyama Zaisan Networks Co., Ltd.	5,000	71,709
	Aozora Bank, Ltd.	21,700	488,423
	Apaman Co., Ltd.	1,700	8,931
	Arakawa Chemical Industries, Ltd.	9,100	98,882
	Arata Corp.	5,200	202,945
	Arcland Sakamoto Co., Ltd.	1,600	22,070
	Arcland Service Holdings Co., Ltd.	3,700	76,421

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Arcs Co., Ltd.	15,223	$310,047
	Ardepro Co., Ltd.	83,300	56,397
	Arealink Co., Ltd.	5,400	78,135
	Argo Graphics, Inc.	4,700	147,719
	ARTERIA Networks Corp.	4,800	80,165
#	Artiza Networks, Inc.	1,900	23,203
	Artnature, Inc.	4,700	29,132
	ArtSpark Holdings, Inc.	9,200	81,863
*	Aruhi Corp.	15,600	197,358
	As One Corp.	4,100	557,043
	Asahi Broadcasting Group Holdings Corp.	4,000	25,740
	Asahi Co., Ltd.	6,200	74,960
	Asahi Diamond Industrial Co., Ltd.	14,700	72,312
	Asahi Group Holdings, Ltd.	67,600	3,041,630
	Asahi Holdings, Inc.	48,600	961,095
	Asahi Intelligence Service Co., Ltd.	700	8,366
	Asahi Kasei Corp.	307,400	3,352,171
	Asahi Kogyosha Co., Ltd.	2,100	62,207
	Asahi Net, Inc.	7,400	46,120
	Asahi Yukizai Corp.	7,600	93,098
	Asante, Inc.	900	14,227
	Asanuma Corp.	2,500	107,574
	Asax Co., Ltd.	1,700	10,707
	Ascentech KK	900	9,402
	Asia Pile Holdings Corp.	3,100	13,611
	Asics Corp.	39,100	863,508
	ASKA Pharmaceutical Holdings Co., Ltd.	5,600	50,199
	ASKUL Corp.	19,000	286,805
	Astellas Pharma, Inc.	230,500	3,671,259
	Astena Holdings Co., Ltd.	8,200	41,731
	Asti Corp.	500	12,501
	Ateam, Inc.	800	10,718
	Atled Corp.	1,000	19,566
	Atom Corp.	13,700	97,104
*	Atrae, Inc.	3,900	76,370
*	Atsugi Co., Ltd.	5,500	31,962
#*	Aucfan Co., Ltd.	2,300	25,664
	Aucnet, Inc.	1,800	26,169
	Autobacs Seven Co., Ltd.	43,700	642,848
	Aval Data Corp.	400	13,627
#	Avant Corp.	8,000	119,929
	Avantia Co., Ltd.	4,000	33,539
	Avex, Inc.	8,900	126,570
	Awa Bank, Ltd. (The)	8,100	146,609
	Axial Retailing, Inc.	7,300	253,289
	Azbil Corp.	16,000	623,970
	Bandai Namco Holdings, Inc.	25,100	1,624,074
	Bando Chemical Industries, Ltd.	8,500	70,957
	Bank of Iwate, Ltd. (The)	3,300	50,306
	Bank of Kyoto, Ltd. (The)	9,800	422,031
	Bank of Nagoya, Ltd. (The)	2,600	58,668
	Bank of Okinawa, Ltd. (The)	4,980	112,325
	Bank of the Ryukyus, Ltd.	11,400	75,276
	Baroque Japan, Ltd.	6,000	48,276
	Base Co., Ltd.	500	22,242
	BayCurrent Consulting, Inc.	4,800	1,911,506
	Beauty Garage, Inc.	1,000	38,046
	Beenos, Inc.	6,500	194,237
	Belc Co., Ltd.	4,100	201,045

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Bell System24 Holdings, Inc.	16,400	$251,850
	Belluna Co., Ltd.	19,500	165,622
	Benefit One, Inc.	28,900	951,645
	Benesse Holdings, Inc.	22,000	506,241
	BeNext-Yumeshin Group Co.	26,359	328,075
*	Bengo4.com, Inc.	2,300	173,654
#	Bic Camera, Inc.	29,200	301,794
	BML, Inc.	8,400	290,116
#	Bookoff Group Holdings, Ltd.	2,900	25,734
	Bourbon Corp.	1,000	23,402
	BP Castrol K.K.	2,500	30,841
#	Br Holdings Corp.	7,800	33,206
*	BrainPad, Inc.	900	36,599
	Broadband Tower, Inc.	8,200	16,241
	Broadleaf Co., Ltd.	34,300	158,101
	Broccoli Co., Ltd.	1,300	17,721
	Brother Industries, Ltd.	52,700	1,072,494
#	Bull-Dog Sauce Co., Ltd.	1,100	21,441
	Bunka Shutter Co., Ltd.	27,200	292,700
#	Business Brain Showa-Ota, Inc.	2,800	48,207
	Business Engineering Corp.	1,200	35,765
	C Uyemura & Co., Ltd.	6,800	285,085
	CAC Holdings Corp.	5,100	65,871
	Calbee, Inc.	20,000	459,487
	Can Do Co., Ltd.	3,200	55,380
	Canare Electric Co., Ltd.	1,800	28,241
	Canon Electronics, Inc.	1,100	16,085
	Canon Marketing Japan, Inc.	17,700	396,466
#	Canon, Inc., Sponsored ADR	14,250	328,890
	Canon, Inc.	31,800	732,292
	Capcom Co., Ltd.	31,400	863,369
#	Careerlink Co., Ltd.	2,400	42,115
	Carenet, Inc.	2,200	142,637
	Carlit Holdings Co., Ltd.	6,900	46,718
	Carta Holdings, Inc.	2,900	48,259
#	Casa, Inc.	3,100	26,562
	Casio Computer Co., Ltd.	42,100	686,188
	Cawachi, Ltd.	5,100	103,110
#	CDS Co., Ltd.	300	4,364
	CE Holdings Co., Ltd.	1,900	9,605
*	CellSource Co., Ltd.	600	78,620
	Central Automotive Products, Ltd.	2,300	70,188
	Central Japan Railway Co.	7,955	1,157,171
	Central Security Patrols Co., Ltd.	3,400	92,778
	Central Sports Co., Ltd.	1,100	23,925
#	Ceres, Inc.	1,200	34,438
#*	Change, Inc.	10,600	245,891
	Charm Care Corp. KK	5,300	53,454
#*	Chatwork Co., Ltd.	3,000	27,694
	Chiba Bank, Ltd. (The)	66,200	376,591
#	Chieru Co., Ltd.	800	8,171
	Chilled & Frozen Logistics Holdings Co., Ltd.	3,700	55,817
	Chino Corp.	3,100	43,046
	Chiyoda Co., Ltd.	6,700	53,247
#*	Chiyoda Corp.	49,200	175,382
	Chiyoda Integre Co., Ltd.	2,700	43,998
	Chodai Co., Ltd.	3,600	63,120
	Chofu Seisakusho Co., Ltd.	5,400	98,240
	Chubu Shiryo Co., Ltd.	5,300	55,370

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Chudenko Corp.	12,300	$258,180
*	Chuetsu Pulp & Paper Co., Ltd.	2,000	23,275
	Chugai Pharmaceutical Co., Ltd.	96,500	3,556,074
	Chugai Ro Co., Ltd.	1,900	34,171
	Chugoku Bank, Ltd. (The)	22,000	174,946
	Chugoku Marine Paints, Ltd.	25,900	214,445
	Chukyo Bank, Ltd. (The)	1,900	24,275
	Chuo Spring Co., Ltd.	3,700	40,458
	CI Takiron Corp.	25,600	140,143
	Citizen Watch Co., Ltd.	63,500	248,401
	CKD Corp.	12,300	245,996
	CK-San-Etsu Co., Ltd.	900	23,910
	Cleanup Corp.	7,400	36,603
	CMIC Holdings Co., Ltd.	4,200	54,728
	Coca-Cola Bottlers Japan Holdings, Inc.	36,500	595,651
#	cocokara fine, Inc.	5,600	418,077
	COLOPL, Inc.	8,600	62,621
	Colowide Co., Ltd.	3,000	54,227
#	Computer Engineering & Consulting, Ltd.	10,700	156,166
	Computer Institute of Japan, Ltd.	4,600	35,613
	COMSYS Holdings Corp.	53,321	1,481,927
	Comture Corp.	8,300	178,645
	CONEXIO Corp.	10,500	153,316
*	COOKPAD, Inc.	17,900	39,334
	Core Corp.	1,700	23,468
	Corona Corp., Class A	6,600	54,802
	Cosel Co., Ltd.	13,300	123,794
	Cosmos Pharmaceutical Corp.	4,000	679,010
	Cota Co., Ltd.	4,412	58,390
#	CRE, Inc.	6,000	82,857
*	Create Restaurants Holdings, Inc.	13,700	115,997
	Create SD Holdings Co., Ltd.	10,600	355,792
	Creek & River Co., Ltd.	8,200	133,827
	Cresco, Ltd.	6,000	107,400
*	CROOZ, Inc.	3,400	56,737
	CTI Engineering Co., Ltd.	5,900	125,880
	CTS Co., Ltd.	5,700	42,315
	Cube System, Inc.	2,900	26,443
	Curves Holdings Co., Ltd.	4,300	32,053
	CyberAgent, Inc.	72,800	1,310,287
#	Cyberlinks Co., Ltd.	2,900	39,764
	Cybernet Systems Co., Ltd.	7,300	45,145
*	Cyberstep, Inc.	3,400	20,015
	Cybozu, Inc.	7,900	172,852
	Dai Nippon Printing Co., Ltd.	17,100	402,967
	Dai Nippon Toryo Co., Ltd.	12,800	98,691
	Daibiru Corp.	13,900	177,581
	Daicel Corp.	94,800	787,328
	Dai-Dan Co., Ltd.	7,600	182,960
	Daido Kogyo Co., Ltd.	2,300	23,042
	Daido Steel Co., Ltd.	12,000	566,489
*	Daidoh, Ltd.	5,000	7,932
	Daifuku Co., Ltd.	17,600	1,577,123
	Daihatsu Diesel Manufacturing Co., Ltd.	6,800	30,126
	Daihen Corp.	6,200	278,057
	Daiho Corp.	5,800	225,084
	Dai-Ichi Cutter Kogyo K.K.	2,000	25,197
	Daiichi Jitsugyo Co., Ltd.	3,000	127,565
	Daiichi Kensetsu Corp.	2,300	44,017

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	8,000	$135,382
	Dai-ichi Life Holdings, Inc.	112,400	2,068,726
	Daiichi Sankyo Co., Ltd.	87,200	1,726,934
	Daiken Corp.	6,200	125,553
	Daiken Medical Co., Ltd.	1,900	9,274
	Daiki Aluminium Industry Co., Ltd.	15,900	176,112
	Daikin Industries, Ltd.	18,000	3,758,988
	Daikoku Denki Co., Ltd.	2,000	16,479
	Daikokutenbussan Co., Ltd.	2,800	161,536
	Dainichi Co., Ltd.	4,100	28,382
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	7,200	151,886
*	Daiohs Corp.	1,000	9,459
	Daiseki Co., Ltd.	4,900	226,798
	Daishi Hokuetsu Financial Group, Inc.	8,900	196,732
	Daisue Construction Co., Ltd.	3,700	33,750
	Daito Bank, Ltd. (The)	2,000	11,193
#	Daito Chemix Corp.	4,700	49,411
	Daito Pharmaceutical Co., Ltd.	3,600	109,263
	Daito Trust Construction Co., Ltd.	23,900	2,808,008
	Daitron Co., Ltd.	500	8,877
	Daiwa House Industry Co., Ltd.	116,300	3,565,782
	Daiwa Industries, Ltd.	13,400	139,821
	Daiwa Securities Group, Inc.	105,200	553,178
	Daiwabo Holdings Co., Ltd.	38,700	781,206
	DATA HORIZON Co., Ltd.	500	18,727
	DCM Holdings Co., Ltd.	47,600	469,132
	Dear Life Co., Ltd.	13,500	58,041
	Delica Foods Holdings Co., Ltd.	2,200	13,111
	DeNA Co., Ltd.	26,300	495,227
	Denka Co., Ltd.	11,100	384,149
	Densan System Holdings Co., Ltd.	3,200	84,372
	Denso Corp.	19,800	1,360,282
	Dentsu Group, Inc.	45,000	1,563,929
	Denyo Co., Ltd.	7,400	134,912
	Dexerials Corp.	12,700	292,812
	Diamond Electric Holdings Co., Ltd.	1,400	38,932
	DIC Corp.	39,100	1,056,639
	Digital Arts, Inc.	4,000	274,704
	Digital Garage, Inc.	6,200	257,360
	Digital Hearts Holdings Co., Ltd.	5,000	69,168
	Digital Holdings, Inc.	6,300	122,461
	Digital Information Technologies Corp.	1,100	19,053
	Dip Corp.	14,500	424,069
	Disco Corp.	1,600	456,891
	DKK Co., Ltd.	2,700	55,816
	DKK-Toa Corp.	1,600	12,061
	DKS Co., Ltd.	3,500	107,722
	DMG Mori Co., Ltd.	60,700	948,454
	DMW Corp.	300	10,747
	Doshisha Co., Ltd.	8,900	140,123
	Double Standard, Inc.	500	23,109
	Doutor Nichires Holdings Co., Ltd.	6,100	92,970
	Dowa Holdings Co., Ltd.	21,200	823,803
*	Dream Incubator, Inc.	2,800	22,760
*	Drecom Co., Ltd.	4,200	20,698
	DTS Corp.	14,200	342,752
	Duskin Co., Ltd.	15,800	364,880
	Dvx, Inc.	1,300	11,726
	DyDo Group Holdings, Inc.	3,400	165,050

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Eagle Industry Co., Ltd.	6,100	$72,123
	East Japan Railway Co.	16,600	1,105,931
	EAT& Holdings Co, Ltd.	1,300	24,342
	Ebara Corp.	28,200	1,394,913
	Ebara Foods Industry, Inc.	1,900	46,026
	Ebara Jitsugyo Co., Ltd.	3,200	83,394
	Ebase Co., Ltd.	6,500	48,129
*	eBook Initiative Japan Co., Ltd.	900	26,824
	Eco's Co., Ltd.	5,100	86,950
	EDION Corp.	30,800	318,429
	Edulab, Inc.	800	33,352
#	EF-ON, Inc.	8,900	101,067
	eGuarantee, Inc.	8,800	188,446
	E-Guardian, Inc.	3,900	98,850
	Ehime Bank, Ltd. (The)	8,599	59,012
	Eidai Co., Ltd.	3,400	9,298
	Eiken Chemical Co., Ltd.	5,200	108,405
	Eisai Co., Ltd.	28,700	2,360,655
	Eizo Corp.	7,000	295,212
#	EJ Holdings, Inc.	5,000	59,734
	Elan Corp.	4,500	48,943
	Elecom Co., Ltd.	10,300	181,343
	Elematec Corp.	8,200	85,493
	EM Systems Co., Ltd.	4,000	29,900
	Endo Lighting Corp.	4,900	32,729
	Enigmo, Inc.	8,800	115,100
	en-japan, Inc.	22,500	785,715
	Enplas Corp.	700	21,233
	Entrust, Inc.	2,900	17,583
	eRex Co., Ltd.	12,900	363,960
	ES-Con Japan, Ltd.	14,300	99,855
	Escrow Agent Japan, Inc.	10,000	19,942
	Eslead Corp.	3,100	45,663
	ESPEC Corp.	4,200	88,218
	Exedy Corp.	11,600	175,665
#	Ezaki Glico Co., Ltd.	14,400	537,971
	F&M Co., Ltd.	3,000	36,553
	Faith, Inc.	2,300	14,826
	FALCO HOLDINGS Co., Ltd.	3,600	56,598
	FAN Communications, Inc.	18,100	66,249
	Fancl Corp.	37,100	1,179,295
	FANUC Corp.	8,900	1,993,311
	Fast Retailing Co., Ltd.	9,800	6,646,389
	FCC Co., Ltd.	13,700	196,405
*	FDK Corp.	900	10,309
	Feed One Co., Ltd.	4,620	31,151
	Felissimo Corp.	1,200	16,258
	Ferrotec Holdings Corp.	9,700	257,603
*	FFRI Security, Inc.	1,900	30,042
	Fibergate, Inc.	2,200	27,040
	Fields Corp.	3,500	17,043
	FINDEX, Inc.	5,100	50,455
	First Brothers Co., Ltd.	900	8,190
#	First Juken Co., Ltd.	2,300	24,287
	Fixstars Corp.	3,700	26,586
	FJ Next Co., Ltd.	7,000	65,746
	Focus Systems Corp.	3,300	29,934
	Food & Life Cos., Ltd.	22,200	904,532
	Forum Engineering, Inc.	2,600	21,521

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Forval Corp.	1,100	$9,644
	Foster Electric Co., Ltd.	6,000	49,645
	FP Corp.	23,300	896,972
	France Bed Holdings Co., Ltd.	6,300	52,594
#	Freebit Co., Ltd.	1,600	11,381
#*	Freee KK	2,400	206,014
#	Freund Corp.	800	6,151
#*	Fronteo, Inc.	9,500	94,044
	Frontier Management, Inc.	700	6,544
	F-Tech, Inc.	3,400	23,250
#	FTGroup Co., Ltd.	2,400	28,713
	Fudo Tetra Corp.	3,400	57,559
	Fuji Co., Ltd.	6,500	115,611
	Fuji Corp.	20,100	473,004
	Fuji Corp.	3,500	38,972
	Fuji Corp., Ltd.	11,500	67,385
	Fuji Die Co., Ltd.	1,600	9,932
	Fuji Electric Co., Ltd.	14,700	643,321
	Fuji Furukawa Engineering & Construction Co., Ltd.	1,800	42,654
	Fuji Kosan Co., Ltd.	2,800	26,663
	Fuji Media Holdings, Inc.	15,400	167,073
	Fuji Oil Co., Ltd.	14,000	31,247
	Fuji Pharma Co., Ltd.	2,800	28,807
	Fuji Seal International, Inc.	26,200	532,203
	Fuji Soft, Inc.	8,300	419,384
	FUJIFILM Holdings Corp.	17,700	1,270,202
	Fujikura Kasei Co., Ltd.	14,200	64,559
*	Fujikura, Ltd.	94,300	482,690
	Fujimi, Inc.	300	14,146
	Fujimori Kogyo Co., Ltd.	7,400	279,582
	Fujishoji Co., Ltd.	2,500	20,692
	Fujitec Co., Ltd.	20,000	444,337
	Fujitsu General, Ltd.	14,600	376,628
	Fujitsu, Ltd.	21,800	3,708,843
	Fujiya Co., Ltd.	2,100	43,380
	Fukuda Corp.	2,100	95,040
	Fukuda Denshi Co., Ltd.	1,300	118,566
	Fukui Computer Holdings, Inc.	2,800	103,237
	Fukuoka Financial Group, Inc.	28,632	482,596
	Fukushima Galilei Co., Ltd.	3,400	140,245
	Fukuyama Transporting Co., Ltd.	5,600	210,276
	FULLCAST Holdings Co., Ltd.	12,500	257,566
	Funai Soken Holdings, Inc.	13,550	311,407
#	Furukawa Battery Co., Ltd. (The)	2,000	29,957
	Furukawa Co., Ltd.	11,600	135,872
	Furukawa Electric Co., Ltd.	17,500	450,628
	Furuno Electric Co., Ltd.	8,000	78,947
	Furusato Industries, Ltd.	4,400	79,684
	Furyu Corp.	7,000	90,439
	Fuso Chemical Co., Ltd.	6,300	227,103
	Fuso Pharmaceutical Industries, Ltd.	1,300	27,727
	Futaba Corp.	8,400	61,322
	Futaba Industrial Co., Ltd.	23,800	123,681
	Future Corp.	8,100	135,963
	Fuyo General Lease Co., Ltd.	12,200	797,159
	G-7 Holdings, Inc.	4,700	156,755
#*	GA Technologies Co., Ltd.	2,700	47,225
	Gakkyusha Co., Ltd.	3,400	41,801
	Gakujo Co., Ltd.	200	2,102

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	GCA Corp.	4,100	$39,007
	Gecoss Corp.	5,600	45,077
	Genki Sushi Co., Ltd.	2,100	48,293
	Genky DrugStores Co., Ltd.	4,300	158,839
	Geo Holdings Corp.	13,700	153,070
	Gift, Inc.	1,000	22,152
#*	giftee, Inc.	3,800	117,551
	Giken, Ltd.	3,500	143,598
	GL Sciences, Inc.	1,000	24,137
	GLOBERIDE, Inc.	3,500	169,608
	Glory, Ltd.	21,100	453,379
#	GMO Financial Holdings, Inc.	17,700	134,205
	GMO GlobalSign Holdings K.K.	2,700	104,281
	GMO internet, Inc.	25,200	664,479
	GMO Payment Gateway, Inc.	8,000	1,028,379
#*	GNI Group, Ltd.	3,600	52,257
	Goldcrest Co., Ltd.	7,300	108,067
	Goldwin, Inc.	13,300	831,473
	Golf Digest Online, Inc.	2,400	36,194
	Good Com Asset Co., Ltd.	1,400	19,017
	Grace Technology, Inc.	10,200	128,454
	Grandy House Corp.	4,800	19,045
	Gree, Inc.	31,800	175,325
	gremz, Inc.	2,400	48,248
	GS Yuasa Corp.	15,700	403,347
	GSI Creos Corp.	3,600	32,028
	G-Tekt Corp.	11,100	157,541
#	Gumi, Inc.	10,700	78,553
	Gun-Ei Chemical Industry Co., Ltd.	1,700	38,197
	GungHo Online Entertainment, Inc.	22,110	409,641
	Gunma Bank, Ltd. (The)	77,300	247,005
	H.U. Group Holdings, Inc.	23,000	597,087
	H2O Retailing Corp.	35,360	267,743
	HABA Laboratories, Inc.	700	24,390
	Hachijuni Bank, Ltd. (The)	77,000	249,113
	Hagihara Industries, Inc.	4,800	62,528
	Hagoromo Foods Corp.	700	19,988
	Hakudo Co., Ltd.	2,100	42,500
	Hakuhodo DY Holdings, Inc.	82,800	1,259,431
	Hakuto Co., Ltd.	6,500	90,374
	Halows Co., Ltd.	3,900	100,924
	Hamakyorex Co., Ltd.	4,200	121,427
	Hamamatsu Photonics KK	5,800	322,483
#	Hamee Corp.	1,600	22,777
	Hankyu Hanshin Holdings, Inc.	17,300	511,574
	Hanwa Co., Ltd.	20,700	612,513
	Happinet Corp.	10,200	135,260
	Hard Off Corp. Co., Ltd.	4,300	30,191
	Harima Chemicals Group, Inc.	5,900	48,769
	Harmonic Drive Systems, Inc.	3,000	165,951
	Haruyama Holdings, Inc.	2,900	16,667
	Haseko Corp.	187,300	2,534,597
	Hashimoto Sogyo Holdings Co., Ltd.	1,600	40,238
	Hazama Ando Corp.	71,100	540,902
	Heiwa Corp.	12,600	220,412
	Heiwa Real Estate Co., Ltd.	9,900	357,270
	Heiwado Co., Ltd.	10,500	200,029
	Helios Techno Holding Co., Ltd.	4,500	14,080
*	Hennge KK	2,300	68,283

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hibiya Engineering, Ltd.	6,300	$107,807
	Hikari Tsushin, Inc.	3,600	623,270
	Himacs, Ltd.	1,080	10,749
	Hino Motors, Ltd.	37,400	327,874
	Hinokiya Group Co., Ltd.	2,000	44,988
	Hioki EE Corp.	1,900	132,521
	Hirakawa Hewtech Corp.	3,700	40,157
	Hirano Tecseed Co., Ltd.	2,700	64,716
	Hirata Corp.	2,500	140,736
	Hirose Electric Co., Ltd.	1,625	243,436
#	Hirose Tusyo, Inc.	800	17,156
	Hiroshima Gas Co., Ltd.	21,200	71,668
	Hisaka Works, Ltd.	6,700	49,681
	Hisamitsu Pharmaceutical Co., Inc.	8,900	389,823
	Hitachi Construction Machinery Co., Ltd.	20,200	570,760
*	Hitachi Metals, Ltd.	29,210	570,443
	Hitachi Transport System, Ltd.	19,400	777,553
	Hitachi Zosen Corp.	79,700	575,834
	Hitachi, Ltd.	85,100	4,894,882
	Hitachi, Ltd., ADR	3,100	347,138
	Hito Communications Holdings, Inc.	2,000	38,349
	Hochiki Corp.	3,700	38,101
	Hodogaya Chemical Co., Ltd.	2,700	101,203
	Hogy Medical Co., Ltd.	4,900	154,093
	Hokkaido Coca-Cola Bottling Co., Ltd.	1,100	40,627
	Hokkaido Gas Co., Ltd.	6,500	92,426
	Hokkan Holdings, Ltd.	3,800	48,874
	Hokko Chemical Industry Co., Ltd.	8,300	80,914
	Hokkoku Bank, Ltd. (The)	5,500	102,354
	Hokuetsu Corp.	46,800	260,807
	Hokuetsu Industries Co., Ltd.	7,400	74,080
	Hokuriku Electric Industry Co., Ltd.	1,800	18,353
#	Hokuriku Electrical Construction Co., Ltd.	6,100	71,902
#	Holon Co., Ltd.	700	18,425
	Honda Motor Co., Ltd., Sponsored ADR	19,456	624,538
	Honda Motor Co., Ltd.	109,400	3,513,694
	Honda Tsushin Kogyo Co., Ltd.	3,200	14,340
	H-One Co., Ltd.	6,200	41,913
	Honeys Holdings Co., Ltd.	6,200	64,345
	Hoosiers Holdings	13,800	91,086
#	Horiba, Ltd.	14,400	989,719
	Hoshizaki Corp.	6,700	562,618
	Hosokawa Micron Corp.	2,000	113,708
*	Hotland Co., Ltd.	4,400	51,759
	House Foods Group, Inc.	17,700	550,986
	Howa Machinery, Ltd.	1,900	14,022
*	HPC Systems, Inc.	1,000	28,945
#	Hulic Co., Ltd.	81,600	928,342
	Hyakugo Bank, Ltd. (The)	50,600	141,280
	Hyakujushi Bank, Ltd. (The)	4,100	56,595
	IBJ, Inc.	8,500	83,903
	Ichibanya Co., Ltd.	2,100	93,243
	Ichigo, Inc.	117,200	351,879
	Ichiken Co., Ltd.	2,100	36,918
	Ichikoh Industries, Ltd.	9,000	60,416
	Ichinen Holdings Co., Ltd.	8,600	97,439
	Icom, Inc.	3,400	74,276
#	ID Holdings Corp.	4,199	35,788
	Idec Corp.	10,100	201,879

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	IDOM, Inc.	29,200	$267,451
	Ihara Science Corp.	1,300	23,200
*	IHI Corp.	66,200	1,531,207
	Iida Group Holdings Co., Ltd.	24,320	586,859
	IJTT Co., Ltd.	3,900	25,019
	Ikegami Tsushinki Co., Ltd.	1,000	7,452
	I'll, Inc.	3,300	43,228
*	Imagica Group, Inc.	4,300	17,469
	Imagineer Co., Ltd.	900	8,531
	Imasen Electric Industrial	700	4,466
#	i-mobile Co., Ltd.	2,400	30,267
*	Impact HD, Inc.	2,500	68,658
	Imuraya Group Co., Ltd.	1,400	29,293
	Inaba Denki Sangyo Co., Ltd.	20,000	488,067
#	Inaba Seisakusho Co., Ltd.	4,300	56,732
	Inageya Co., Ltd.	5,900	77,732
	Ines Corp.	7,500	93,080
	I-Net Corp.	2,600	33,669
	Infocom Corp.	11,700	278,071
	Infomart Corp.	65,700	542,098
	Information Services International-Dentsu, Ltd.	7,800	308,682
	Innotech Corp.	2,000	24,511
	Insource Co., Ltd.	5,950	107,873
	Intage Holdings, Inc.	13,200	184,954
	Intelligent Wave, Inc.	3,200	17,128
	Inter Action Corp.	1,700	37,651
	Inui Global Logistics Co., Ltd.	1,600	18,526
	I-O Data Device, Inc.	5,200	47,795
	I-PEX, Inc.	1,300	29,325
	IPS, Inc.	1,600	39,348
	IR Japan Holdings, Ltd.	4,900	606,355
#	I'rom Group Co., Ltd.	1,500	26,091
#	ISB Corp.	3,500	46,872
	Ise Chemicals Corp.	400	12,549
*	Iseki & Co., Ltd.	7,400	100,691
	Isetan Mitsukoshi Holdings, Ltd.	98,440	666,585
#	Ishihara Chemical Co., Ltd.	3,100	63,702
	Ishihara Sangyo Kaisha, Ltd.	6,700	68,548
	Ishii Iron Works Co., Ltd.	500	13,671
*	Ishizuka Glass Co., Ltd.	700	12,773
	Isolite Insulating Products Co., Ltd.	1,800	11,195
	Isuzu Motors, Ltd.	117,500	1,567,413
	Itfor, Inc.	8,400	56,240
	ITmedia, Inc.	3,800	71,139
	Ito En, Ltd.	17,000	1,003,066
	Itochu Enex Co., Ltd.	33,500	307,241
	Itochu Techno-Solutions Corp.	15,800	484,674
	Itochu-Shokuhin Co., Ltd.	2,700	127,256
	Itoki Corp.	17,500	58,202
*	Itokuro, Inc.	1,000	9,431
	Iwaki Co., Ltd.	3,100	25,778
	Iwasaki Electric Co., Ltd.	1,900	35,700
	Iwatani Corp.	19,000	1,091,531
	Iwatsu Electric Co., Ltd.	1,800	15,581
	Iwatsuka Confectionery Co., Ltd.	800	29,032
	Iyo Bank, Ltd. (The)	47,700	235,365
	Izumi Co., Ltd.	13,500	462,097
	J Front Retailing Co., Ltd.	49,000	412,903
	JAC Recruitment Co., Ltd.	10,500	168,097

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Jaccs Co., Ltd.	8,000	$186,047
	Jafco Group Co., Ltd.	10,700	611,235
*	Jalux, Inc.	2,500	38,143
*	Jamco Corp.	7,000	67,621
	Janome Sewing Machine Co., Ltd.	3,900	27,307
*	Japan Airport Terminal Co., Ltd.	5,100	220,391
#*	Japan Animal Referral Medical Center Co., Ltd.	600	10,328
	Japan Asia Group, Ltd.	6,800	60,178
*	Japan Asset Marketing Co., Ltd.	39,200	39,290
	Japan Aviation Electronics Industry, Ltd.	10,000	159,228
	Japan Best Rescue System Co., Ltd.	6,900	64,957
*	Japan Cash Machine Co., Ltd.	3,800	19,437
*	Japan Display, Inc.	48,200	15,423
	Japan Electronic Materials Corp.	2,800	45,676
	Japan Elevator Service Holdings Co., Ltd.	14,000	322,702
	Japan Exchange Group, Inc.	100,200	2,279,050
	Japan Foundation Engineering Co., Ltd.	11,300	62,723
*	Japan Hospice Holdings, Inc.	600	9,912
	Japan Investment Adviser Co., Ltd.	4,100	55,381
	Japan Lifeline Co., Ltd.	20,600	259,316
	Japan Material Co., Ltd.	13,400	160,181
	Japan Medical Dynamic Marketing, Inc.	4,600	101,781
	Japan Post Insurance Co., Ltd.	28,000	496,399
	Japan Property Management Center Co., Ltd.	900	10,562
	Japan Pulp & Paper Co., Ltd.	3,900	131,000
	Japan Pure Chemical Co., Ltd.	1,400	37,644
	Japan Securities Finance Co., Ltd.	33,700	251,759
	Japan Steel Works, Ltd. (The)	11,400	280,438
	Japan Wool Textile Co., Ltd. (The)	17,400	156,499
#	Jastec Co., Ltd.	2,900	32,234
	JBCC Holdings, Inc.	1,900	25,275
	JCR Pharmaceuticals Co., Ltd.	15,900	448,584
	JCU Corp.	10,300	378,396
	JDC Corp.	7,600	40,117
	Jeol, Ltd.	11,700	760,842
	JFE Systems, Inc.	1,600	25,331
	JGC Holdings Corp.	74,900	674,300
*	JIG-SAW, Inc.	300	23,499
	JINS Holdings, Inc.	3,800	248,858
#	JK Holdings Co., Ltd.	4,400	32,479
#	JM Holdings Co., Ltd.	5,400	103,253
*	JMDC, Inc.	2,300	117,909
	JMS Co., Ltd.	3,800	28,345
*	Joban Kosan Co., Ltd.	1,000	13,099
	Joshin Denki Co., Ltd.	6,400	158,950
	Joyful Honda Co., Ltd.	12,000	151,475
#	JP-Holdings, Inc.	20,800	51,811
	JSB Co., Ltd.	600	21,285
	JSP Corp.	7,700	113,429
	JSR Corp.	21,700	727,384
	JTEKT Corp.	45,600	433,250
*	JTOWER, Inc.	1,200	79,753
	Juki Corp.	10,400	76,891
	Juroku Bank, Ltd. (The)	6,900	121,945
	Justsystems Corp.	10,900	633,260
	JVCKenwood Corp.	60,820	131,087
	K&O Energy Group, Inc.	2,600	30,933
	Kadokawa Corp.	9,702	378,830
	Kadoya Sesame Mills, Inc.	500	18,243

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kagome Co., Ltd.	15,200	$390,341
	Kajima Corp.	190,001	2,445,849
	Kakaku.com, Inc.	25,800	704,060
	Kaken Pharmaceutical Co., Ltd.	10,600	469,189
	Kamakura Shinsho, Ltd.	1,200	10,807
	Kamigumi Co., Ltd.	30,100	635,193
	Kanaden Corp.	7,800	74,469
	Kanagawa Chuo Kotsu Co., Ltd.	1,500	46,399
	Kanamic Network Co., Ltd.	7,600	42,140
	Kanamoto Co., Ltd.	12,500	292,202
	Kandenko Co., Ltd.	39,900	334,691
	Kaneka Corp.	17,600	696,911
	Kaneko Seeds Co., Ltd.	2,800	36,431
	Kanematsu Corp.	31,900	441,355
	Kanematsu Electronics, Ltd.	4,500	147,875
	Kanemi Co., Ltd.	1,000	27,451
	Kansai Paint Co., Ltd.	21,700	532,939
	Kansai Super Market, Ltd.	5,300	57,098
	Kanto Denka Kogyo Co., Ltd.	7,200	69,229
	Kao Corp.	46,200	2,781,763
*	Kasai Kogyo Co., Ltd.	9,100	33,389
	Katakura Industries Co., Ltd.	9,000	126,017
	Katitas Co., Ltd.	19,500	581,610
	Kato Sangyo Co., Ltd.	10,100	307,255
	Kato Works Co., Ltd.	3,900	34,643
	Kawada Technologies, Inc.	900	30,040
	Kawai Musical Instruments Manufacturing Co., Ltd.	1,300	52,297
*	Kawasaki Heavy Industries, Ltd.	64,900	1,362,194
	KDDI Corp.	290,200	8,875,361
	KeePer Technical Laboratory Co., Ltd.	6,600	176,058
	Keihan Holdings Co., Ltd.	14,400	395,884
	Keihanshin Building Co., Ltd.	4,500	58,078
#	Keikyu Corp.	69,300	823,310
	Keio Corp.	11,600	649,764
	Keisei Electric Railway Co., Ltd.	11,000	327,608
	Keiyo Bank, Ltd. (The)	23,400	89,380
	Keiyo Co., Ltd.	15,600	119,024
	Kewpie Corp.	37,400	841,010
	Keyence Corp.	12,400	6,906,831
	KFC, Ltd.	1,100	19,284
	KH Neochem Co., Ltd.	11,500	271,934
	Kikkoman Corp.	21,000	1,285,975
	Kimoto Co., Ltd.	12,900	28,942
	Kimura Chemical Plants Co., Ltd.	4,600	38,376
	Kinden Corp.	34,000	551,352
	King Jim Co., Ltd.	1,300	10,476
*	Kintetsu Department Store Co., Ltd.	3,500	98,265
*	Kintetsu Group Holdings Co., Ltd.	12,700	429,145
	Kintetsu World Express, Inc.	25,600	623,810
	Kirin Holdings Co., Ltd.	86,400	1,580,325
	Kissei Pharmaceutical Co., Ltd.	5,800	119,324
	Kitagawa Corp.	1,700	25,821
	Kitano Construction Corp.	1,200	25,259
	Kitanotatsujin Corp.	35,600	175,568
	Kito Corp.	11,000	170,570
	Kitz Corp.	21,400	154,962
	Kiyo Bank, Ltd. (The)	13,900	185,461
*	KLab, Inc.	14,700	87,204
	Koa Corp.	400	6,151

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Koa Shoji Holdings Co., Ltd.	1,600	$9,509
	Kobayashi Pharmaceutical Co., Ltd.	6,700	534,425
	Kobe Bussan Co., Ltd.	20,300	683,508
*	Kobe Electric Railway Co., Ltd.	900	28,966
	Kobelco Eco-Solutions Co., Ltd.	900	22,843
	Koei Chemical Co., Ltd.	500	11,412
	Koei Tecmo Holdings Co., Ltd.	7,800	366,470
	Kohnan Shoji Co., Ltd.	10,700	434,670
	Kohsoku Corp.	6,000	82,030
	Koito Manufacturing Co., Ltd.	18,700	1,144,450
#	Kojima Co., Ltd.	11,500	72,428
	Kokusai Co., Ltd.	1,500	9,524
	Kokusai Pulp & Paper Co., Ltd.	9,600	22,543
	Kokuyo Co., Ltd.	39,000	632,811
	KOMAIHALTEC, Inc.	1,200	18,656
	Komatsu Matere Co., Ltd.	11,300	95,459
	Komatsu Wall Industry Co., Ltd.	1,100	19,517
	Komatsu, Ltd.	84,100	2,107,464
	KOMEDA Holdings Co., Ltd.	10,700	200,598
	Komehyo Holdings Co., Ltd.	2,000	23,285
	Komeri Co., Ltd.	9,100	220,701
	Komori Corp.	18,200	137,969
#	Konaka Co., Ltd.	8,100	25,709
	Konami Holdings Corp.	12,000	664,626
	Kondotec, Inc.	2,500	22,782
	Konica Minolta, Inc.	85,000	437,109
	Konishi Co., Ltd.	18,100	268,573
	Konoike Transport Co., Ltd.	6,500	75,148
	Konoshima Chemical Co., Ltd.	1,900	38,646
*	Kosaido Co., Ltd.	3,800	28,226
	Kose Corp.	4,500	711,049
	Kozo Keikaku Engineering, Inc.	1,300	31,847
	Krosaki Harima Corp.	1,800	80,328
	KRS Corp.	1,000	15,587
	K's Holdings Corp.	67,276	794,844
	KU Holdings Co., Ltd.	5,300	48,481
	Kubota Corp.	90,600	1,894,578
	Kumagai Gumi Co., Ltd.	14,600	375,466
	Kumiai Chemical Industry Co., Ltd.	15,600	119,947
#	Kunimine Industries Co., Ltd.	3,100	33,419
	Kurabo Industries, Ltd.	6,400	113,685
	Kuraray Co., Ltd.	50,900	472,636
	Kureha Corp.	6,500	427,278
	Kurimoto, Ltd.	4,300	65,735
	Kurita Water Industries, Ltd.	13,100	636,248
#	Kuriyama Holdings Corp.	8,000	58,982
	Kusuri no Aoki Holdings Co., Ltd.	7,100	475,496
	KYB Corp.	7,600	249,977
	Kyocera Corp.	20,100	1,242,017
	Kyoden Co., Ltd.	3,100	10,063
	Kyodo Printing Co., Ltd.	2,100	50,505
#	Kyokuto Boeki Kaisha, Ltd.	2,500	59,608
	Kyokuto Kaihatsu Kogyo Co., Ltd.	14,400	206,294
	Kyokuyo Co., Ltd.	4,700	127,342
	KYORIN Holdings, Inc.	13,600	220,380
#*	Kyoritsu Printing Co., Ltd.	3,900	5,739
	Kyosan Electric Manufacturing Co., Ltd.	21,800	82,617
	Kyowa Electronic Instruments Co., Ltd.	3,500	12,001
	Kyowa Exeo Corp.	52,700	1,309,979

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kyowa Leather Cloth Co., Ltd.	6,600	$41,891
	Kyudenko Corp.	16,100	573,760
	Kyushu Financial Group, Inc.	71,440	254,921
	Kyushu Leasing Service Co., Ltd.	2,100	12,429
	Kyushu Railway Co.	25,000	563,750
	LAC Co., Ltd.	5,200	49,780
#*	Laox Co., Ltd.	13,500	27,420
	Lasertec Corp.	13,400	2,515,603
	Lawson, Inc.	36,400	1,829,467
#	Legs Co., Ltd.	500	9,775
	Life Corp.	7,000	244,535
	LIFULL Co., Ltd.	17,600	53,531
	Like Co., Ltd.	2,400	45,092
	Linical Co., Ltd.	2,500	20,624
	Link And Motivation, Inc.	13,000	104,564
	Lintec Corp.	26,600	579,884
	Lion Corp.	37,200	643,901
	Lixil Corp.	29,300	799,599
	Loadstar Capital KK	1,200	10,800
	Locondo, Inc.	2,200	29,029
	Look Holdings, Inc.	1,900	23,481
*	M&A Capital Partners Co., Ltd.	4,900	237,251
	M3, Inc.	75,200	4,918,582
	Mabuchi Motor Co., Ltd.	8,300	312,149
	Macnica Fuji Electronics Holdings, Inc.	25,000	642,537
	Macromill, Inc.	16,900	119,567
	Maeda Corp.	57,300	481,730
	Maeda Kosen Co., Ltd.	6,100	204,359
	Maeda Road Construction Co., Ltd.	8,500	162,312
	Maezawa Industries, Inc.	4,100	24,674
	Maezawa Kasei Industries Co., Ltd.	2,600	29,271
	Maezawa Kyuso Industries Co., Ltd.	7,400	66,658
#	Mainichi Comnet Co., Ltd.	3,000	20,622
	Makino Milling Machine Co., Ltd.	10,100	381,064
	Makita Corp.	21,000	1,091,978
*	Management Solutions Co., Ltd.	1,200	28,144
	Mandom Corp.	5,000	84,773
	Mani, Inc.	10,900	232,657
	MarkLines Co., Ltd.	3,500	87,607
	Maruha Nichiro Corp.	19,100	423,472
	Marui Group Co., Ltd.	33,200	581,568
	Maruka Corp.	2,900	67,581
	Marumae Co., Ltd.	1,800	35,010
	Marusan Securities Co., Ltd.	20,300	110,048
#	Maruwa Unyu Kikan Co., Ltd.	7,200	100,966
	Maruzen CHI Holdings Co., Ltd.	9,400	33,566
	Maruzen Co., Ltd.	3,300	71,712
	Maruzen Showa Unyu Co., Ltd.	2,800	88,496
	Marvelous, Inc.	9,800	65,936
	Matching Service Japan Co., Ltd.	800	8,124
	Matsuda Sangyo Co., Ltd.	600	11,891
#	Matsui Construction Co., Ltd.	6,700	46,317
	Matsui Securities Co., Ltd.	45,000	323,381
	Matsumotokiyoshi Holdings Co., Ltd.	22,100	981,948
	Matsuyafoods Holdings Co., Ltd.	1,700	56,608
	Max Co., Ltd.	10,000	172,574
*	Maxell Holdings, Ltd.	9,800	114,713
	Maxvalu Nishinihon Co., Ltd.	2,200	36,850
	Maxvalu Tokai Co., Ltd.	3,000	68,691

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Mazda Motor Corp.	149,900	$1,478,749
	McDonald's Holdings Co. Japan, Ltd.	6,900	310,955
	MCJ Co., Ltd.	20,000	226,121
	Mebuki Financial Group, Inc.	156,200	334,301
	MEC Co., Ltd.	8,700	266,579
#	Media Do Co., Ltd.	2,900	119,710
	Medical Data Vision Co., Ltd.	11,200	205,112
	Medical System Network Co., Ltd.	14,700	99,320
	Medikit Co., Ltd.	400	11,717
	Medipal Holdings Corp.	69,200	1,303,257
	Medius Holdings Co., Ltd.	2,000	17,877
*	MedPeer, Inc.	6,100	223,922
	Megmilk Snow Brand Co., Ltd.	16,700	313,869
	Meidensha Corp.	13,500	293,279
	Meiho Facility Works, Ltd.	1,200	10,699
	Meiji Electric Industries Co., Ltd.	2,500	31,815
	MEIJI Holdings Co., Ltd.	33,100	2,048,915
	Meisei Industrial Co., Ltd.	12,600	85,618
	Meitec Corp.	17,000	960,211
	Meiwa Corp.	9,600	41,068
	Meiwa Estate Co., Ltd.	4,200	23,389
	Melco Holdings, Inc.	900	48,332
	Members Co., Ltd.	2,200	63,485
	Menicon Co., Ltd.	7,700	562,831
*	Mercari, Inc.	6,500	340,215
#	Mercuria Holdings Co., Ltd.	900	6,018
	METAWATER Co., Ltd.	5,400	98,780
	Michinoku Bank, Ltd. (The)	3,100	25,854
	Micronics Japan Co., Ltd.	2,900	36,996
#	Midac Co., Ltd.	1,000	47,044
	Mikuni Corp.	1,500	4,490
	Milbon Co., Ltd.	8,000	441,326
	Mimaki Engineering Co., Ltd.	4,800	35,619
	Mimasu Semiconductor Industry Co., Ltd.	4,600	103,378
	Minebea Mitsumi, Inc.	57,200	1,544,452
#	Minkabu The Infonoid, Inc.	1,300	46,188
	Mirai Industry Co., Ltd.	2,400	35,692
*	Mirainovate Co., Ltd.	197,300	48,634
	Mirait Holdings Corp.	42,800	843,917
	Miroku Jyoho Service Co., Ltd.	7,700	110,619
	MISUMI Group, Inc.	25,700	895,777
	Mitani Corp.	2,800	210,254
	Mitani Sangyo Co., Ltd.	8,700	30,342
	Mitani Sekisan Co., Ltd.	800	32,517
	Mito Securities Co., Ltd.	2,900	7,759
*	Mitsuba Corp.	8,400	60,731
	Mitsubishi Chemical Holdings Corp.	426,400	3,577,881
	Mitsubishi Electric Corp.	149,600	2,029,659
	Mitsubishi Estate Co., Ltd.	100,800	1,581,241
	Mitsubishi Gas Chemical Co., Inc.	23,700	493,692
	Mitsubishi HC Capital, Inc.	328,090	1,789,509
	Mitsubishi Heavy Industries, Ltd.	104,800	3,028,009
	Mitsubishi Kakoki Kaisha, Ltd.	1,500	33,703
	Mitsubishi Logisnext Co., Ltd.	19,400	176,075
	Mitsubishi Logistics Corp.	15,499	460,452
*	Mitsubishi Motors Corp.	209,500	588,637
*	Mitsubishi Paper Mills, Ltd.	2,600	8,668
	Mitsubishi Pencil Co., Ltd.	8,900	114,941
	Mitsubishi Research Institute, Inc.	2,800	101,971

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Shokuhin Co., Ltd.	7,500	$194,085
	Mitsubishi UFJ Financial Group, Inc.	1,403,000	7,411,596
	Mitsuboshi Belting, Ltd.	5,600	93,510
	Mitsui Chemicals, Inc.	62,800	2,002,624
	Mitsui DM Sugar Holdings Co., Ltd.	2,300	39,144
*	Mitsui E&S Holdings Co., Ltd.	27,800	130,039
	Mitsui Fudosan Co., Ltd.	130,000	3,040,343
	Mitsui Mining & Smelting Co., Ltd.	24,400	694,783
	Mitsui-Soko Holdings Co., Ltd.	4,800	111,826
	Mitsuuroko Group Holdings Co., Ltd.	11,100	127,338
	Miura Co., Ltd.	3,100	136,892
	Mixi, Inc.	16,400	413,093
	Miyaji Engineering Group, Inc.	1,000	23,047
	Miyazaki Bank, Ltd. (The)	3,400	61,628
	Mizuho Financial Group, Inc.	37,172	531,166
	Mizuho Financial Group, Inc., ADR	8,184	23,488
	Mizuho Leasing Co., Ltd.	11,100	368,397
	Mizuho Medy Co., Ltd.	700	16,040
	Mizuno Corp.	8,300	190,286
*	Mobile Factory, Inc.	900	8,810
	Mochida Pharmaceutical Co., Ltd.	2,000	65,703
	Modec, Inc.	12,300	205,975
	Monex Group, Inc.	57,900	364,938
*	Money Forward, Inc.	1,400	86,290
	Money Partners Group Co., Ltd.	3,000	5,879
	Monogatari Corp. (The)	2,400	149,128
	MonotaRO Co., Ltd.	41,600	956,914
	Morinaga & Co., Ltd.	15,900	504,448
	Morinaga Milk Industry Co., Ltd.	10,300	577,143
	Moriroku Holdings Co., Ltd.	1,200	24,355
	Morita Holdings Corp.	10,200	143,906
	Morito Co., Ltd.	5,400	32,345
	Morningstar Japan KK	5,200	21,828
	Morozoff, Ltd.	300	14,728
	Mortgage Service Japan, Ltd.	2,000	18,537
	MRK Holdings, Inc.	11,100	14,275
	MrMax Holdings, Ltd.	11,600	69,949
	MS&AD Insurance Group Holdings, Inc.	50,452	1,559,524
*	MTG Co., Ltd.	2,000	32,766
	MTI, Ltd.	5,400	36,061
	Mugen Estate Co., Ltd.	5,700	25,550
	m-up Holdings, Inc.	3,300	99,343
	Murakami Corp.	1,300	37,608
*	Mynet, Inc.	1,700	10,677
	Nabtesco Corp.	33,200	1,257,498
	NAC Co., Ltd.	5,200	43,468
	Nachi-Fujikoshi Corp.	3,500	142,543
	Nafco Co., Ltd.	5,300	90,648
	Nagaileben Co., Ltd.	4,700	110,866
	Nagano Bank, Ltd. (The)	1,400	14,197
	Nagano Keiki Co., Ltd.	4,600	43,710
	Nagase & Co., Ltd.	51,800	792,774
	Nagatanien Holdings Co., Ltd.	4,200	81,329
	Nagawa Co., Ltd.	1,400	112,245
*	Nagoya Railroad Co., Ltd.	59,300	998,593
	Naigai Tec Corp.	800	24,083
	Nakabayashi Co., Ltd.	8,000	43,220
	Nakamoto Packs Co., Ltd.	1,600	25,980
	Nakamuraya Co., Ltd.	600	20,485

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nakanishi, Inc.	4,600	$95,507
	Nakano Corp.	6,500	24,361
	Nakayamafuku Co., Ltd.	4,800	19,180
*	Namura Shipbuilding Co., Ltd.	16,000	30,212
	Nankai Electric Railway Co., Ltd.	17,100	363,120
	Nasu Denki Tekko Co., Ltd.	500	37,277
	Natori Co., Ltd.	2,000	35,287
	NEC Capital Solutions, Ltd.	4,700	92,186
	NEC Corp.	53,500	2,713,361
	NEC Networks & System Integration Corp.	38,300	679,195
#	NEOJAPAN, Inc.	1,400	17,727
	Neos Corp.	1,700	8,558
	NET One Systems Co., Ltd.	35,300	1,210,594
	New Art Holdings Co., Ltd.	1,600	18,515
	New Cosmos Electric Co., Ltd.	200	3,881
	Nexon Co., Ltd.	34,200	703,703
	Nextage Co., Ltd.	15,800	324,966
*	NexTone, Inc.	900	32,167
	NF Holdings Corp.	1,100	17,483
	NFC Holdings, Inc.	600	10,924
	NHK Spring Co., Ltd.	78,600	607,286
	Nicca Chemical Co., Ltd.	3,100	31,646
	Nice Corp.	700	13,349
	Nichias Corp.	11,500	292,350
	Nichiban Co., Ltd.	2,300	36,548
	Nichiden Corp.	6,300	127,917
	Nichiha Corp.	5,600	147,112
	Nichi-iko Pharmaceutical Co., Ltd.	12,500	96,613
	Nichirei Corp.	33,500	916,543
	Nichireki Co., Ltd.	5,000	61,658
	Nichirin Co., Ltd.	3,530	52,183
	Nidec Corp.	50,000	5,612,175
#	Nidec Corp., Sponsored ADR	10,600	298,602
	Nifco, Inc.	55,600	1,847,969
	Nihon Chouzai Co., Ltd.	4,500	70,388
	Nihon Dengi Co., Ltd.	2,200	78,115
	Nihon Flush Co., Ltd.	3,000	33,565
	Nihon House Holdings Co., Ltd.	14,000	48,869
	Nihon Kagaku Sangyo Co., Ltd.	4,300	52,156
	Nihon Kohden Corp.	45,600	1,393,042
	Nihon M&A Center, Inc.	56,800	1,581,824
	Nihon Nohyaku Co., Ltd.	14,300	66,737
	Nihon Parkerizing Co., Ltd.	33,800	348,209
	Nihon Tokushu Toryo Co., Ltd.	1,600	16,182
	Nihon Trim Co., Ltd.	400	13,713
	Nihon Unisys, Ltd.	42,800	1,290,588
	Nihon Yamamura Glass Co., Ltd.	3,300	29,201
	Niitaka Co., Ltd.	500	9,287
	Nikkiso Co., Ltd.	21,800	226,105
	Nikko Co., Ltd.	11,500	71,991
	Nikkon Holdings Co., Ltd.	13,300	292,921
	Nikon Corp.	51,200	476,639
	Nintendo Co., Ltd.	25,800	13,263,856
	Nippi, Inc.	600	19,424
	Nippn Corp.	13,000	186,899
	Nippo Corp.	10,200	283,346
	Nippon Air Conditioning Services Co., Ltd.	4,500	29,941
	Nippon Aqua Co., Ltd.	2,000	9,835
*	Nippon Avionics Co., Ltd.	600	15,744

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Carbide Industries Co., Inc.	2,900	$34,073
	Nippon Chemical Industrial Co., Ltd.	2,700	74,595
	Nippon Chemiphar Co., Ltd.	500	10,154
	Nippon Coke & Engineering Co., Ltd.	41,900	39,042
#	Nippon Commercial Development Co., Ltd.	6,900	108,038
	Nippon Densetsu Kogyo Co., Ltd.	14,100	246,760
	Nippon Dry-Chemical Co., Ltd.	2,100	35,874
	Nippon Express Co., Ltd.	23,400	1,709,364
	Nippon Felt Co., Ltd.	2,900	11,803
	Nippon Filcon Co., Ltd.	3,100	14,059
	Nippon Fine Chemical Co., Ltd.	5,100	82,250
	Nippon Gas Co., Ltd.	53,100	838,716
	Nippon Kanzai Co., Ltd.	4,500	106,640
	Nippon Kayaku Co., Ltd.	55,300	573,459
	Nippon Koei Co., Ltd.	4,400	120,385
	Nippon Light Metal Holdings Co., Ltd.	26,560	467,543
#	Nippon Paint Holdings Co., Ltd.	77,500	989,224
	Nippon Paper Industries Co., Ltd.	11,200	130,920
#	Nippon Parking Development Co., Ltd.	53,600	75,997
	Nippon Pillar Packing Co., Ltd.	12,000	247,764
	Nippon Rietec Co., Ltd.	4,600	72,570
	Nippon Road Co., Ltd. (The)	1,200	89,038
	Nippon Sanso Holdings Corp.	12,200	270,060
	Nippon Seiki Co., Ltd.	17,300	200,653
	Nippon Seisen Co., Ltd.	1,200	57,893
	Nippon Sharyo, Ltd.	3,700	70,200
	Nippon Shinyaku Co., Ltd.	13,200	993,055
	Nippon Shokubai Co., Ltd.	5,600	269,364
	Nippon Signal Co., Ltd.	12,900	107,939
	Nippon Soda Co., Ltd.	10,500	337,030
	Nippon Steel Trading Corp.	6,300	270,413
	Nippon Suisan Kaisha, Ltd.	98,700	512,045
	Nippon Systemware Co., Ltd.	2,600	57,204
	Nippon Telegraph & Telephone Corp.	129,700	3,321,372
	Nippon Thompson Co., Ltd.	19,900	120,596
	Nipro Corp.	56,900	706,738
	Nishimatsu Construction Co., Ltd.	20,800	676,354
#	Nishimatsuya Chain Co., Ltd.	15,100	184,482
	Nishimoto Co., Ltd.	2,100	51,451
	Nishi-Nippon Financial Holdings, Inc.	28,400	159,672
	Nishi-Nippon Railroad Co., Ltd.	10,900	261,286
	Nishio Rent All Co., Ltd.	7,600	207,962
	Nissan Chemical Corp.	27,600	1,352,777
*	Nissan Motor Co., Ltd.	174,500	1,012,770
	Nissan Shatai Co., Ltd.	24,900	163,738
	Nissan Tokyo Sales Holdings Co., Ltd.	5,300	12,494
	Nissei ASB Machine Co., Ltd.	2,900	128,442
	Nissei Plastic Industrial Co., Ltd.	5,900	74,000
	Nissha Co., Ltd.	600	8,448
	Nisshin Group Holdings Co., Ltd.	17,100	73,884
	Nisshin Oillio Group, Ltd. (The)	9,000	247,838
	Nisshin Seifun Group, Inc.	42,180	680,051
	Nisshinbo Holdings, Inc.	31,204	262,536
	Nissin Corp.	6,100	82,423
	Nissin Electric Co., Ltd.	10,200	118,916
	Nisso Corp.	4,200	31,940
	Nissui Pharmaceutical Co., Ltd.	3,800	34,964
	Nitori Holdings Co., Ltd.	7,900	1,501,601
	Nitta Corp.	4,200	101,202

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nitta Gelatin, Inc.	5,200	$29,868
	Nitto Boseki Co., Ltd.	2,700	82,607
	Nitto Denko Corp.	29,100	2,162,084
	Nitto Fuji Flour Milling Co., Ltd.	300	18,098
	Nitto Kogyo Corp.	9,400	155,119
	Nitto Kohki Co., Ltd.	4,200	71,159
	Nitto Seiko Co., Ltd.	8,700	46,776
	Nittoc Construction Co., Ltd.	6,500	45,365
	NJS Co., Ltd.	3,300	57,807
	Noevir Holdings Co., Ltd.	6,100	304,699
	NOF Corp.	18,600	946,076
	Nohmi Bosai, Ltd.	4,900	93,836
	Nojima Corp.	15,400	400,281
	Nomura Co., Ltd.	27,200	212,039
	Nomura Holdings, Inc.	406,400	2,035,081
	Nomura Holdings, Inc., Sponsored ADR	22,606	112,578
#	Nomura Micro Science Co., Ltd.	1,600	63,662
	Nomura Real Estate Holdings, Inc.	49,200	1,219,985
	Nomura Research Institute, Ltd.	43,366	1,395,511
	Noritake Co., Ltd.	2,200	84,924
	Noritsu Koki Co., Ltd.	7,400	154,157
	Noritz Corp.	10,700	182,070
#	NPC, Inc.	2,000	16,377
	NS Solutions Corp.	11,500	366,097
	NS Tool Co., Ltd.	3,800	51,722
	NSD Co., Ltd.	26,300	450,916
	NSK, Ltd.	57,800	477,015
*	NTN Corp.	106,000	272,009
	NTT Data Corp.	101,000	1,564,443
	Obara Group, Inc.	3,300	118,103
	Obayashi Corp.	255,800	2,091,741
	OBIC Business Consultants Co., Ltd.	2,100	107,494
	Obic Co., Ltd.	7,700	1,353,301
	Ocean System Corp.	1,000	10,109
	Ochi Holdings Co., Ltd.	800	9,447
	Odakyu Electric Railway Co., Ltd.	20,700	494,029
	Oenon Holdings, Inc.	11,900	40,364
	Ogaki Kyoritsu Bank, Ltd. (The)	8,000	134,790
	Ohara, Inc.	700	8,655
	Ohashi Technica, Inc.	2,500	34,237
#	Ohba Co., Ltd.	3,000	22,020
	Ohki Healthcare Holdings Co., Ltd.	2,800	28,743
	Ohmoto Gumi Co., Ltd.	100	4,971
	Ohsho Food Service Corp.	700	37,510
	Oiles Corp.	5,300	78,360
*	Oisix ra daichi, Inc.	7,700	273,799
	Oita Bank, Ltd. (The)	3,200	49,300
	Oji Holdings Corp.	111,600	643,428
	Okabe Co., Ltd.	12,800	76,702
	Okamoto Industries, Inc.	3,300	124,627
	Okamoto Machine Tool Works, Ltd.	800	44,436
	Okamura Corp.	20,900	296,020
	Okasan Securities Group, Inc.	58,100	211,687
	Oki Electric Industry Co., Ltd.	32,200	300,852
	Okinawa Cellular Telephone Co.	4,500	214,063
	OKUMA Corp.	9,300	465,905
	Okumura Corp.	12,100	328,855
	Okura Industrial Co., Ltd.	3,400	72,639
	Okuwa Co., Ltd.	9,400	93,590

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Oliver Corp.	600	$20,680
	Olympic Group Corp.	2,900	20,371
	Olympus Corp.	158,000	3,251,537
	Omron Corp.	8,700	744,503
	Onamba Co., Ltd.	2,300	16,732
	Ono Pharmaceutical Co., Ltd.	29,400	671,148
	Onoken Co., Ltd.	6,400	78,270
	Onward Holdings Co., Ltd.	40,800	112,029
	Open House Co., Ltd.	41,700	2,108,341
	Optex Group Co., Ltd.	4,600	70,954
*	Optim Corp.	6,300	115,536
	Optorun Co., Ltd.	4,900	98,742
	Oracle Corp.	6,100	455,670
#	Orchestra Holdings, Inc.	900	22,656
	Organo Corp.	2,400	137,806
	Oricon, Inc.	1,000	8,247
	Orient Corp.	225,200	282,663
	Oriental Consultants Holdings Co., Ltd.	2,100	51,057
	Oriental Land Co., Ltd.	6,200	849,402
*	Oriental Shiraishi Corp.	40,000	100,234
	Origin Co., Ltd.	1,200	14,635
	Oro Co., Ltd.	2,200	77,192
	Osaka Gas Co., Ltd.	33,600	627,739
	Osaka Organic Chemical Industry, Ltd.	5,700	195,438
	Osaka Soda Co., Ltd.	2,800	61,733
	Osaki Electric Co., Ltd.	9,400	54,005
	OSG Corp.	19,400	362,872
	Otsuka Corp.	28,500	1,480,877
	OUG Holdings, Inc.	1,000	26,261
	Outsourcing, Inc.	60,500	1,158,019
	Oyo Corp.	8,000	94,318
	Ozu Corp.	700	12,080
	Pacific Industrial Co., Ltd.	8,800	107,111
#	Pack Corp. (The)	6,900	178,773
	PAL GROUP Holdings Co., Ltd.	5,900	94,275
	PALTAC Corp.	9,500	441,198
	Pan Pacific International Holdings Corp.	62,700	1,308,802
	Panasonic Corp.	339,600	4,100,691
	Panasonic Corp., Sponsored ADR	24,160	293,061
	PAPYLESS Co., Ltd.	3,100	44,367
	Paraca, Inc.	900	13,765
	Paramount Bed Holdings Co., Ltd.	9,600	171,591
*	Park24 Co., Ltd.	50,200	946,550
	Parker Corp.	5,500	27,742
	Pasco Corp.	2,100	28,299
	Pasona Group, Inc.	16,200	328,595
	PC Depot Corp.	11,820	51,575
	PCA Corp.	600	26,312
	PCI Holdings, Inc.	2,900	29,165
	Pegasus Sewing Machine Manufacturing Co., Ltd.	7,900	33,641
	Penta-Ocean Construction Co., Ltd.	118,000	799,597
*	PeptiDream, Inc.	13,400	553,041
	Persol Holdings Co., Ltd.	121,100	2,443,238
	Pilot Corp.	11,100	381,514
	Pipedo HD, Inc.	900	19,304
	Plenus Co., Ltd.	2,400	46,219
	Pola Orbis Holdings, Inc.	39,500	944,223
	Poletowin Pitcrew Holdings, Inc.	14,300	135,549
*	PR Times, Inc.	700	20,267

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Premium Group Co., Ltd.	3,300	$101,109
	Press Kogyo Co., Ltd.	20,000	65,625
	Pressance Corp.	10,600	154,750
	Prestige International, Inc.	35,300	226,007
	Pronexus, Inc.	4,500	41,349
*	Prored Partners Co., Ltd.	1,300	31,504
	Pro-Ship, Inc.	3,900	52,051
	Proto Corp.	8,500	107,796
	PS Mitsubishi Construction Co., Ltd.	11,100	62,310
	Punch Industry Co., Ltd.	8,400	44,662
*	QB Net Holdings Co., Ltd.	3,500	51,744
	Qol Holdings Co., Ltd.	9,500	131,697
	Quick Co., Ltd.	7,200	78,836
	Raccoon Holdings, Inc.	4,000	85,944
	Raito Kogyo Co., Ltd.	15,000	268,588
	Raiznext Corp.	11,000	114,989
	Rakus Co., Ltd.	27,700	779,737
	Rakuten Group, Inc.	61,900	681,151
	RareJob, Inc.	1,100	17,073
	Rasa Corp.	2,500	20,306
	Rasa Industries, Ltd.	4,100	67,842
	Raysum Co., Ltd.	7,500	56,438
	Recruit Holdings Co., Ltd.	305,300	15,823,888
	Relia, Inc.	16,800	205,855
	Relo Group, Inc.	48,400	1,068,133
	Renaissance, Inc.	3,900	40,004
	Rengo Co., Ltd.	80,600	686,184
*	RENOVA, Inc.	19,800	893,689
	Retail Partners Co., Ltd.	7,900	86,873
	Rever Holdings Corp.	1,600	22,909
	Rheon Automatic Machinery Co., Ltd.	3,700	48,769
	Ricoh Co., Ltd.	68,700	750,674
	Ricoh Leasing Co., Ltd.	8,200	258,428
	Ride On Express Holdings Co., Ltd.	3,000	40,374
*	Right On Co., Ltd.	4,800	33,411
	Riken Keiki Co., Ltd.	3,400	80,133
	Riken Technos Corp.	13,600	74,826
	Riken Vitamin Co., Ltd.	3,500	50,916
	Rinnai Corp.	5,800	538,817
	Rion Co., Ltd.	3,400	82,423
	Riso Kagaku Corp.	4,400	72,704
	Rix Corp.	900	12,783
	Rohto Pharmaceutical Co., Ltd.	54,600	1,439,425
	Rokko Butter Co., Ltd.	2,600	36,134
	Roland Corp.	1,900	90,409
	Roland DG Corp.	4,300	108,615
	Rorze Corp.	2,000	154,337
#	Rozetta Corp.	600	8,567
	Ryobi, Ltd.	4,800	63,162
	Ryoden Corp.	8,900	135,399
	Ryohin Keikaku Co., Ltd.	116,900	2,371,454
	Ryosan Co., Ltd.	11,800	249,270
	Ryoyo Electro Corp.	200	4,407
	S Foods, Inc.	3,100	96,824
	S&B Foods, Inc.	1,600	68,926
	Sac's Bar Holdings, Inc.	7,300	39,333
	Saibu Gas Holdings Co., Ltd.	13,000	288,231
	Saison Information Systems Co., Ltd.	3,100	59,057
	Saizeriya Co., Ltd.	3,900	96,071

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sakai Chemical Industry Co., Ltd.	3,600	$62,289
	Sakai Heavy Industries, Ltd.	1,000	23,401
	Sakai Moving Service Co., Ltd.	2,400	115,784
	Sakai Ovex Co., Ltd.	1,400	48,642
	Sakata INX Corp.	24,200	237,173
	Sakura Internet, Inc.	8,400	44,869
	Sala Corp.	19,400	104,916
	SAMTY Co., Ltd.	14,700	296,593
	San Holdings, Inc.	2,400	27,792
	San ju San Financial Group, Inc.	4,410	57,366
	San-A Co., Ltd.	6,700	249,896
	San-Ai Oil Co., Ltd.	33,400	416,451
	Sanei Architecture Planning Co., Ltd.	3,700	66,714
	Sangetsu Corp.	23,800	345,853
*	Sanix, Inc.	16,200	54,673
*	Sanken Electric Co., Ltd.	3,399	161,300
	Sanki Engineering Co., Ltd.	25,600	350,039
	Sanko Gosei, Ltd.	5,600	26,108
	Sanko Metal Industrial Co., Ltd.	500	10,763
	Sankyo Co., Ltd.	9,500	237,084
	Sankyo Frontier Co., Ltd.	1,000	39,348
	Sankyo Seiko Co., Ltd.	22,200	110,688
	Sankyo Tateyama, Inc.	4,500	32,380
	Sankyu, Inc.	14,200	638,253
*	Sansan, Inc.	4,300	351,615
	Sansei Technologies, Inc.	1,300	9,759
	Sansha Electric Manufacturing Co., Ltd.	4,600	44,708
	Sanshin Electronics Co., Ltd.	5,000	96,884
	Santen Pharmaceutical Co., Ltd.	32,600	441,725
	Sanwa Holdings Corp.	96,100	1,169,477
	Sanyo Chemical Industries, Ltd.	5,600	302,773
	Sanyo Denki Co., Ltd.	2,800	180,967
*	Sanyo Shokai, Ltd.	4,300	33,872
	Sanyo Trading Co., Ltd.	10,700	117,911
	Sapporo Holdings, Ltd.	24,100	512,482
	Sata Construction Co., Ltd.	2,500	10,950
	Sato Foods Co., Ltd.	300	14,005
	Sato Holdings Corp.	9,800	250,338
	Sato Shoji Corp.	5,000	55,339
	Satori Electric Co., Ltd.	2,400	18,914
	Sawada Holdings Co., Ltd.	4,800	44,553
	Sawai Group Holdings Co., Ltd.	9,700	415,462
	Saxa Holdings, Inc.	1,300	15,786
	SB Technology Corp.	3,400	93,268
	SBI Holdings, Inc.	54,400	1,302,225
*	SBI Insurance Group Co., Ltd.	1,900	24,071
	SBS Holdings, Inc.	7,400	227,780
	Scala, Inc.	4,500	30,169
	SCREEN Holdings Co., Ltd.	9,400	851,509
#	Scroll Corp.	10,400	81,995
	SCSK Corp.	10,243	617,345
	SEC Carbon, Ltd.	200	11,374
	Secom Co., Ltd.	17,900	1,354,861
	Seed Co., Ltd.	2,100	13,722
	Sega Sammy Holdings, Inc.	45,000	567,601
	Segue Group Co., Ltd.	1,400	13,428
*	Seibu Holdings, Inc.	46,300	522,427
	Seika Corp.	4,100	61,601
	Seikitokyu Kogyo Co., Ltd.	5,900	47,217

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Seiko Electric Co., Ltd.	1,500	$23,587
	Seiko Epson Corp.	52,300	899,869
	Seiko Holdings Corp.	6,400	133,672
	Seiko PMC Corp.	3,900	33,078
	Seino Holdings Co., Ltd.	22,100	281,279
	Seiren Co., Ltd.	12,500	254,222
	Seiwa Electric Manufacturing Co., Ltd.	1,700	7,851
#	Sekisui House, Ltd.	76,800	1,521,061
	Sekisui Jushi Corp.	10,200	203,085
	Sekisui Kasei Co., Ltd.	9,600	53,035
#	SEMITEC Corp.	500	24,087
	Senko Group Holdings Co., Ltd.	43,020	435,367
	Senshu Electric Co., Ltd.	4,400	152,898
	Senshu Ikeda Holdings, Inc.	45,500	65,564
	Senshukai Co., Ltd.	11,400	38,500
#	Septeni Holdings Co., Ltd.	21,200	79,925
#	SERAKU Co., Ltd.	1,100	18,795
	Seria Co., Ltd.	18,700	672,656
	Seven & I Holdings Co., Ltd.	97,600	4,354,951
	Seven Bank, Ltd.	319,000	695,882
	SG Holdings Co., Ltd.	45,100	1,212,695
	Sharp Corp.	25,500	391,666
	Shibaura Electronics Co., Ltd.	200	9,048
	Shibaura Machine Co., Ltd.	8,000	190,119
	Shibaura Mechatronics Corp.	1,700	115,699
	Shibuya Corp.	4,400	123,166
*	Shidax Corp.	3,800	10,554
*	SHIFT, Inc.	2,400	440,294
	Shiga Bank, Ltd. (The)	8,700	147,745
	Shikibo, Ltd.	3,500	29,831
	Shikoku Bank, Ltd. (The)	7,300	46,590
	Shikoku Chemicals Corp.	18,700	221,495
	Shima Seiki Manufacturing, Ltd.	10,500	174,797
	Shimadzu Corp.	31,000	1,250,245
	Shimamura Co., Ltd.	6,500	628,327
	Shimano, Inc.	7,700	1,971,038
	Shimizu Corp.	122,100	899,211
	Shimojima Co., Ltd.	4,600	45,069
	Shin Nippon Air Technologies Co., Ltd.	3,600	73,852
	Shinagawa Refractories Co., Ltd.	1,700	63,727
*	Shindengen Electric Manufacturing Co., Ltd.	1,100	44,726
	Shin-Etsu Chemical Co., Ltd.	40,600	6,623,043
	Shin-Etsu Polymer Co., Ltd.	20,100	187,578
	Shin-Keisei Electric Railway Co., Ltd.	600	11,723
	Shinko Shoji Co., Ltd.	6,600	47,716
	Shinmaywa Industries, Ltd.	21,700	189,985
	Shinnihon Corp.	8,500	66,729
	Shin-Nihon Tatemono Co., Ltd.	4,300	15,794
	Shinnihonseiyaku Co., Ltd.	3,000	55,555
	Shinoken Group Co., Ltd.	16,300	190,324
	Shinsei Bank, Ltd.	53,800	711,577
	Shinsho Corp.	2,000	54,146
	Shinwa Co., Ltd.	3,900	80,405
	Shinwa Co., Ltd.	2,600	16,520
	Shionogi & Co., Ltd.	22,500	1,184,955
	Ship Healthcare Holdings, Inc.	27,200	685,924
	Shiseido Co., Ltd.	75,000	5,012,676
	Shizuoka Bank, Ltd. (The)	73,800	532,959
	Shizuoka Gas Co., Ltd.	21,400	223,719

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	SHO-BOND Holdings Co., Ltd.	11,300	$477,329
	Shoei Co., Ltd.	7,000	293,265
	Shoei Foods Corp.	1,500	53,625
	Shofu, Inc.	2,000	37,399
	Showa Denko K.K.	19,700	565,267
	Sigma Koki Co., Ltd.	700	12,563
	SIGMAXYZ, Inc.	3,900	84,868
*	Silver Life Co., Ltd.	500	8,596
	Sinanen Holdings Co., Ltd.	3,000	83,309
	Sinfonia Technology Co., Ltd.	7,000	81,010
	Sinko Industries, Ltd.	6,500	125,027
	Sintokogio, Ltd.	8,900	66,029
	SK Kaken Co., Ltd.	100	38,609
	SK-Electronics Co., Ltd.	3,800	34,821
	SKY Perfect JSAT Holdings, Inc.	42,800	161,923
*	Skylark Holdings Co., Ltd.	49,100	661,328
*	Smaregi, Inc.	500	32,928
	SMC Corp.	2,700	1,605,079
	SMK Corp.	800	17,975
	SMS Co., Ltd.	29,600	829,108
	Snow Peak, Inc.	3,700	137,631
	SNT Corp.	2,900	6,573
	Soda Nikka Co., Ltd.	6,600	31,784
	Sodick Co., Ltd.	18,500	172,672
	SoftBank Group Corp.	232,868	14,644,077
	Softcreate Holdings Corp.	3,500	91,757
	Software Service, Inc.	900	80,865
	Sohgo Security Services Co., Ltd.	24,100	1,126,932
#	Soiken Holdings, Inc.	9,300	35,815
	Soken Chemical & Engineering Co., Ltd.	5,100	91,550
	Solasto Corp.	14,400	175,957
	SoldOut, Inc.	800	13,706
#	Soliton Systems K.K.	5,500	79,436
	Solxyz Co., Ltd.	2,900	25,289
	Sompo Holdings, Inc.	42,400	1,752,904
	Sony Group Corp.	157,000	16,401,236
	Sotetsu Holdings, Inc.	13,100	259,141
	Sotoh Co., Ltd.	2,400	17,689
	Sourcenext Corp.	4,400	12,249
	Space Co., Ltd.	2,900	23,829
	Space Value Holdings Co., Ltd.	5,400	38,604
	Sparx Group Co., Ltd.	37,300	84,414
	SPK Corp.	2,500	31,271
	S-Pool, Inc.	26,800	231,018
	Sprix, Ltd.	3,000	29,968
	Square Enix Holdings Co., Ltd.	15,300	793,867
	SRA Holdings	6,000	145,573
*	SRE Holdings Corp.	1,700	101,717
	St Marc Holdings Co., Ltd.	3,900	56,759
	Star Mica Holdings Co., Ltd.	7,600	88,554
	Star Micronics Co., Ltd.	9,000	135,415
	Starts Corp., Inc.	16,500	431,869
	Stella Chemifa Corp.	5,100	132,159
	Strike Co., Ltd.	2,000	66,966
	Studio Alice Co., Ltd.	3,300	71,690
	Subaru Corp.	186,100	3,656,300
	Subaru Enterprise Co., Ltd.	500	36,296
	Sugi Holdings Co., Ltd.	13,300	981,494
	Sugimoto & Co., Ltd.	3,600	81,190

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sumida Corp.	6,400	$75,369
	Suminoe Textile Co., Ltd.	2,300	42,856
	Sumitomo Bakelite Co., Ltd.	14,300	622,465
	Sumitomo Chemical Co., Ltd.	519,331	2,703,385
	Sumitomo Dainippon Pharma Co., Ltd.	27,500	476,170
	Sumitomo Densetsu Co., Ltd.	7,300	143,743
	Sumitomo Electric Industries, Ltd.	78,500	1,115,227
	Sumitomo Forestry Co., Ltd.	48,800	923,255
	Sumitomo Heavy Industries, Ltd.	38,400	1,063,593
	Sumitomo Metal Mining Co., Ltd.	26,400	1,069,922
	Sumitomo Mitsui Construction Co., Ltd.	61,200	270,287
	Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	147,256	992,505
	Sumitomo Mitsui Financial Group, Inc.	121,204	4,085,673
	Sumitomo Mitsui Trust Holdings, Inc.	42,000	1,378,686
*	Sumitomo Precision Products Co., Ltd.	1,700	41,449
	Sumitomo Realty & Development Co., Ltd.	41,300	1,346,100
	Sumitomo Seika Chemicals Co., Ltd.	3,400	115,057
	Sun Frontier Fudousan Co., Ltd.	15,400	145,315
	Sundrug Co., Ltd.	27,300	886,215
	Suntory Beverage & Food, Ltd.	36,400	1,276,273
	Sun-Wa Technos Corp.	1,300	16,009
	Suruga Bank, Ltd.	27,900	84,412
	Suzuken Co., Ltd.	19,990	576,867
	Suzuki Co., Ltd.	1,400	11,692
	Suzuki Motor Corp.	20,100	817,778
	SWCC Showa Holdings Co., Ltd.	8,400	137,410
	Sysmex Corp.	38,000	4,521,641
	System D, Inc.	700	8,885
	System Information Co., Ltd.	1,100	9,246
	System Research Co., Ltd.	2,300	45,289
	System Support, Inc.	700	8,747
	Systems Engineering Consultants Co., Ltd.	1,000	23,643
	Systena Corp.	23,400	433,718
	Syuppin Co., Ltd.	11,400	116,991
	T Hasegawa Co., Ltd.	7,500	174,714
*	T RAD Co., Ltd.	1,600	41,005
	T&D Holdings, Inc.	68,900	881,558
	T&K Toka Co., Ltd.	13,000	96,904
	Tachibana Eletech Co., Ltd.	3,100	40,574
	Tachikawa Corp.	2,200	26,440
	Tachi-S Co., Ltd.	6,400	85,328
	Tadano, Ltd.	38,500	396,184
	Taihei Dengyo Kaisha, Ltd.	4,500	108,928
	Taiho Kogyo Co., Ltd.	4,100	34,863
	Taikisha, Ltd.	16,000	505,373
#	Taiko Pharmaceutical Co., Ltd.	5,700	51,040
	Taisei Corp.	65,700	2,214,180
	Taisei Lamick Co., Ltd.	2,300	58,218
	Taisei Oncho Co., Ltd.	1,900	33,768
	Taisho Pharmaceutical Holdings Co., Ltd.	5,800	324,818
	Taiyo Holdings Co., Ltd.	8,600	397,384
	Takachiho Koheki Co., Ltd.	1,200	12,856
	Takamatsu Construction Group Co., Ltd.	6,800	125,409
	Takamiya Co., Ltd.	10,900	49,462
	Takano Co., Ltd.	1,800	10,914
	Takaoka Toko Co., Ltd.	4,100	50,526
	Takara & Co., Ltd.	3,700	59,562
	Takara Bio, Inc.	6,700	167,485
	Takara Holdings, Inc.	40,800	474,757

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Takara Leben Co., Ltd.	43,500	$136,087
	Takara Standard Co., Ltd.	12,200	177,685
	Takasago International Corp.	8,100	201,339
	Takasago Thermal Engineering Co., Ltd.	28,800	528,997
	Takashima & Co., Ltd.	700	11,320
	Takashimaya Co., Ltd.	62,000	643,361
#	Takasho Co., Ltd.	4,500	36,217
*	Take And Give Needs Co., Ltd.	3,400	28,521
	TAKEBISHI Corp.	1,000	14,073
	Takeda Pharmaceutical Co., Ltd.	137,330	4,571,237
#	Takeda Pharmaceutical Co., Ltd., Sponsored ADR	5,752	94,908
	Takeei Corp.	6,200	110,468
	Takemoto Yohki Co., Ltd.	2,800	25,610
	Takeuchi Manufacturing Co., Ltd.	10,900	271,757
	Takihyo Co., Ltd.	2,000	34,041
	Takisawa Machine Tool Co., Ltd.	1,100	11,407
	Takuma Co., Ltd.	30,000	481,721
	Tama Home Co., Ltd.	7,200	167,668
#	Tamagawa Holdings Co., Ltd.	1,300	14,176
	Tamron Co., Ltd.	3,000	72,062
#	Tanseisha Co., Ltd.	12,700	98,171
	Tatsuta Electric Wire and Cable Co., Ltd.	16,100	79,151
	Tayca Corp.	6,000	66,392
	Tazmo Co., Ltd.	3,900	65,141
	Tbk Co., Ltd.	3,900	14,639
	TBS Holdings, Inc.	9,000	135,451
	TDC Soft, Inc.	4,700	47,119
	TechMatrix Corp.	11,600	182,858
	TECHNO ASSOCIE Co., Ltd.	3,000	29,901
	Techno Horizon Co., Ltd.	4,600	76,446
	Techno Medica Co., Ltd.	1,700	24,781
	Techno Quartz, Inc.	100	30,084
	Techno Ryowa, Ltd.	4,200	34,739
	Techno Smart Corp.	1,700	20,230
	Technoflex Corp.	1,200	11,007
	TechnoPro Holdings, Inc.	56,100	1,403,124
	Tecnos Japan, Inc.	6,800	37,392
	Teijin, Ltd.	87,400	1,315,979
	Teikoku Electric Manufacturing Co., Ltd.	2,900	32,053
	Teikoku Sen-I Co., Ltd.	6,600	118,250
	Teikoku Tsushin Kogyo Co., Ltd.	900	9,552
	Tekken Corp.	4,800	81,528
	Temairazu, Inc.	600	30,983
	Tenma Corp.	4,000	93,860
	Terumo Corp.	41,100	1,595,121
	T-Gaia Corp.	8,600	155,087
	THK Co., Ltd.	17,300	495,632
	Tigers Polymer Corp.	2,500	10,192
	TIS, Inc.	48,200	1,250,127
	TKC Corp.	8,200	243,424
	Toa Corp.	7,700	57,834
#	Toa Corp.	5,700	128,557
	Toa Oil Co., Ltd.	300	7,597
	TOA ROAD Corp.	900	38,324
	Toagosei Co., Ltd.	40,200	419,940
	Tobishima Corp.	7,330	73,038
	Tobu Railway Co., Ltd.	12,400	322,449
	TOC Co., Ltd.	13,400	78,656
	Tocalo Co., Ltd.	24,900	312,872

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tochigi Bank, Ltd. (The)	6,700	$10,267
	Toda Corp.	72,200	514,615
*	Toda Kogyo Corp.	800	18,933
	Toei Animation Co., Ltd.	3,100	424,161
	Toei Co., Ltd.	1,500	270,623
	Toell Co., Ltd.	2,200	16,514
	Toenec Corp.	4,700	160,225
	Togami Electric Manufacturing Co., Ltd.	800	13,927
	Toho Co., Ltd.	9,400	409,225
*	Toho Co., Ltd.	2,300	31,869
	Toho Gas Co., Ltd.	18,000	874,936
	Toho Holdings Co., Ltd.	30,800	517,315
	Toho Titanium Co., Ltd.	6,700	73,011
	Toho Zinc Co., Ltd.	2,300	39,632
	Tohokushinsha Film Corp.	5,900	35,394
	Tokai Carbon Co., Ltd.	53,100	701,417
	Tokai Corp.	4,500	99,256
	TOKAI Holdings Corp.	5,900	48,349
	Tokai Rika Co., Ltd.	12,400	193,246
	Tokai Tokyo Financial Holdings, Inc.	62,600	221,635
	Token Corp.	2,320	209,439
	Tokio Marine Holdings, Inc.	72,600	3,460,193
	Tokushu Tokai Paper Co., Ltd.	1,600	64,618
*	Tokyo Base Co., Ltd.	5,000	33,592
	Tokyo Century Corp.	22,600	1,243,746
	Tokyo Electron, Ltd.	21,400	8,825,904
	Tokyo Energy & Systems, Inc.	12,500	114,938
	Tokyo Gas Co., Ltd.	55,400	1,048,651
	Tokyo Keiki, Inc.	4,000	37,435
	Tokyo Kiraboshi Financial Group, Inc.	5,285	73,832
	Tokyo Ohka Kogyo Co., Ltd.	13,700	887,917
	Tokyo Rakutenchi Co., Ltd.	300	10,861
	Tokyo Sangyo Co., Ltd.	7,300	46,789
	Tokyo Seimitsu Co., Ltd.	11,300	483,796
	Tokyo Steel Manufacturing Co., Ltd.	5,800	58,261
	Tokyo Tatemono Co., Ltd.	76,400	1,149,429
*	Tokyo Theatres Co., Inc.	3,200	36,173
	Tokyotokeiba Co., Ltd.	3,300	131,423
	Tokyu Construction Co., Ltd.	33,000	232,464
	Tokyu Corp.	50,482	676,602
	Tokyu Fudosan Holdings Corp.	210,800	1,190,039
	Toli Corp.	14,500	31,315
	Tomato Bank, Ltd.	2,700	25,588
	Tomoe Corp.	3,500	12,212
	Tomoe Engineering Co., Ltd.	3,000	60,986
	Tomoku Co., Ltd.	2,700	47,010
	TOMONY Holdings, Inc.	33,900	92,344
	Tomy Co., Ltd.	44,000	386,509
	Tonami Holdings Co., Ltd.	1,200	53,780
	Topcon Corp.	37,500	528,831
	Toppan Forms Co., Ltd.	20,400	196,499
	Toppan, Inc.	19,640	333,155
	Topre Corp.	7,700	111,312
	Toray Industries, Inc.	485,107	3,194,034
	Torex Semiconductor, Ltd.	500	13,041
	Toridoll Holdings Corp.	6,400	118,131
	Torishima Pump Manufacturing Co., Ltd.	6,900	54,748
	Tosei Corp.	14,000	145,368
	Toshiba Corp.	37,500	1,614,055

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toshiba TEC Corp.	10,000	$402,883
	Tosho Co., Ltd.	2,400	36,657
	Totech Corp.	2,700	64,521
	Totetsu Kogyo Co., Ltd.	10,100	214,640
	TOTO, Ltd.	10,200	528,872
	Totoku Electric Co., Ltd.	800	19,176
	Tottori Bank, Ltd. (The)	1,400	14,269
	Tow Co., Ltd.	17,400	50,038
	Towa Corp.	7,800	171,176
	Towa Pharmaceutical Co., Ltd.	6,400	163,470
	Toyo Construction Co., Ltd.	28,700	153,686
	Toyo Corp.	4,000	41,893
	Toyo Denki Seizo K.K.	2,600	27,336
*	Toyo Engineering Corp.	18,500	141,010
	Toyo Gosei Co., Ltd.	100	11,028
	Toyo Ink SC Holdings Co., Ltd.	20,400	373,580
	Toyo Kanetsu K.K.	5,100	110,817
#	Toyo Logistics Co., Ltd.	7,500	21,504
	Toyo Machinery & Metal Co., Ltd.	5,800	27,195
	Toyo Securities Co., Ltd.	10,300	14,256
	Toyo Seikan Group Holdings, Ltd.	51,100	695,281
	Toyo Suisan Kaisha, Ltd.	27,400	1,046,059
	Toyo Tanso Co., Ltd.	5,400	141,826
	Toyo Wharf & Warehouse Co., Ltd.	900	11,796
	Toyobo Co., Ltd.	33,323	422,867
	Toyoda Gosei Co., Ltd.	12,700	298,522
	Toyota Boshoku Corp.	31,100	627,399
	Toyota Industries Corp.	9,100	763,354
	TPR Co., Ltd.	9,000	126,078
	Trancom Co., Ltd.	3,100	241,899
	Trans Genic, Inc.	4,100	19,867
#	Transaction Co., Ltd.	7,000	81,203
	Transcosmos, Inc.	11,400	323,466
	Trend Micro, Inc.	23,300	1,213,070
	Trusco Nakayama Corp.	21,200	560,397
	TS Tech Co., Ltd.	34,400	511,779
*	TSI Holdings Co., Ltd.	23,500	72,664
	Tsubaki Nakashima Co., Ltd.	15,700	236,671
	Tsubakimoto Chain Co.	8,400	255,807
	Tsubakimoto Kogyo Co., Ltd.	1,700	54,947
	Tsugami Corp.	14,100	199,774
*	Tsukada Global Holdings, Inc.	1,400	3,878
	Tsuruha Holdings, Inc.	6,200	732,002
	Tsurumi Manufacturing Co., Ltd.	6,800	110,670
	Tsutsumi Jewelry Co., Ltd.	2,500	54,596
	Tsuzuki Denki Co., Ltd.	600	8,687
	TV Asahi Holdings Corp.	8,200	127,453
	Tv Tokyo Holdings Corp.	4,600	86,507
*	UACJ Corp.	15,500	409,119
	Ubicom Holdings, Inc.	800	25,099
	Uchida Yoko Co., Ltd.	4,900	225,756
#	Ueki Corp.	1,200	16,050
	ULS Group, Inc.	1,000	45,413
	Ulvac, Inc.	8,400	409,037
	Unicharm Corp.	33,300	1,336,573
	Uniden Holdings Corp.	1,000	24,880
	Union Tool Co.	900	33,229
	Unipres Corp.	18,200	164,381
	UNIRITA, Inc.	600	9,990

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	United Arrows, Ltd.	8,600	$149,496
	United Super Markets Holdings, Inc.	22,300	218,151
	UNITED, Inc.	4,400	67,913
	UPR Corp.	500	11,558
	Urbanet Corp. Co., Ltd.	14,400	39,304
	Usen-Next Holdings Co., Ltd.	5,100	112,481
#	User Local, Inc.	1,000	16,372
	Ushio, Inc.	37,500	671,964
	USS Co., Ltd.	31,300	544,868
	UT Group Co., Ltd.	17,200	539,822
	Utoc Corp.	2,100	9,885
#*	UUUM, CO., Ltd.	3,100	38,411
	V Technology Co., Ltd.	3,400	149,049
	Valor Holdings Co., Ltd.	13,900	295,190
	Valqua, Ltd.	10,100	197,272
	Value HR Co., Ltd.	1,600	24,001
	ValueCommerce Co., Ltd.	6,700	232,509
#	V-Cube, Inc.	4,500	96,363
	Vector, Inc.	17,100	161,639
	Vega Corp. Co., Ltd.	1,200	12,027
	Vertex Corp.	1,600	44,531
	VINX Corp.	2,100	17,425
	Vital KSK Holdings, Inc.	15,000	101,402
	VT Holdings Co., Ltd.	37,300	166,546
	Wacoal Holdings Corp.	26,000	592,181
	Wacom Co., Ltd.	39,100	226,558
	Waida Manufacturing Co., Ltd.	1,800	23,065
	Wakachiku Construction Co., Ltd.	3,900	61,644
	Wakita & Co., Ltd.	14,100	131,932
	Waseda Academy Co., Ltd.	1,200	10,041
	Watahan & Co., Ltd.	8,600	97,841
	Watts Co., Ltd.	3,400	28,596
	Wavelock Holdings Co., Ltd.	1,400	8,803
	WDB Holdings Co., Ltd.	6,600	182,554
	Weathernews, Inc.	1,600	79,197
	Welbe, Inc.	1,700	20,227
	Welcia Holdings Co., Ltd.	17,100	582,079
#	Wellnet Corp.	9,400	42,902
	West Holdings Corp.	13,884	624,207
	West Japan Railway Co.	9,700	527,024
	Will Group, Inc.	10,000	87,891
	WIN-Partners Co., Ltd.	4,900	44,553
	Wood One Co., Ltd.	3,300	36,102
	Workman Co., Ltd.	3,500	241,477
*	World Co., Ltd.	10,200	124,836
	World Holdings Co., Ltd.	4,000	116,287
	Wow World Inc.	1,700	30,193
	Wowow, Inc.	2,300	49,967
	Xebio Holdings Co., Ltd.	8,300	76,101
	Yahagi Construction Co., Ltd.	8,900	57,277
	Yakult Honsha Co., Ltd.	18,400	1,087,347
	YAKUODO Holdings Co., Ltd.	4,600	96,939
	YAMABIKO Corp.	14,200	162,570
	YAMADA Consulting Group Co., Ltd.	3,400	36,411
	Yamada Holdings Co., Ltd.	232,000	1,096,072
	Yamae Hisano Co., Ltd.	1,500	15,123
	Yamagata Bank, Ltd. (The)	7,200	55,721
	Yamaguchi Financial Group, Inc.	41,400	238,003
	Yamaha Corp.	7,300	404,522

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yamaha Motor Co., Ltd.	55,500	$1,389,758
	YA-MAN, Ltd.	16,600	187,198
	Yamatane Corp.	1,400	19,988
	Yamato Corp.	10,100	72,440
	Yamato Holdings Co., Ltd.	28,800	830,020
	Yamato International, Inc.	6,300	19,325
	Yamaura Corp.	1,600	13,175
	Yamaya Corp.	1,000	21,182
#	Yamazaki Baking Co., Ltd.	41,600	571,168
	Yamazawa Co., Ltd.	1,400	22,003
	Yamazen Corp.	23,500	221,771
#	Yaoko Co., Ltd.	7,600	458,622
	Yashima Denki Co., Ltd.	500	4,403
	Yaskawa Electric Corp.	36,800	1,822,214
	Yasuda Logistics Corp.	4,200	36,493
	YE DIGITAL Corp.	3,200	16,167
	Yellow Hat, Ltd.	11,700	225,511
	Yodogawa Steel Works, Ltd.	9,600	207,128
	Yokogawa Bridge Holdings Corp.	12,700	255,704
	Yokogawa Electric Corp.	39,700	610,752
	Yokohama Reito Co., Ltd.	16,900	137,152
	Yokowo Co., Ltd.	4,600	112,106
	Yomeishu Seizo Co., Ltd.	1,400	23,163
	Yondenko Corp.	2,200	59,413
	Yondoshi Holdings, Inc.	6,000	99,180
	Yotai Refractories Co., Ltd.	9,100	103,777
	Yuasa Funashoku Co., Ltd.	400	11,081
	Yuasa Trading Co., Ltd.	6,700	191,470
	Yurtec Corp.	19,500	127,871
	Yushin Precision Equipment Co., Ltd.	6,100	48,035
	Yushiro Chemical Industry Co., Ltd.	1,500	16,187
	Yutaka Giken Co., Ltd.	1,500	27,637
	Z Holdings Corp.	387,200	1,938,005
	Zaoh Co., Ltd.	1,600	22,890
	Zenitaka Corp. (The)	900	33,042
	Zenkoku Hosho Co., Ltd.	22,400	1,016,308
	Zenrin Co., Ltd.	9,950	98,444
	Zensho Holdings Co., Ltd.	18,568	471,076
	Zeon Corp.	49,300	673,599
	ZERIA Pharmaceutical Co., Ltd.	1,200	22,737
	ZOZO, Inc.	23,800	810,597
	Zuiko Corp.	5,000	44,853
TOTAL JAPAN			670,163,670
LUXEMBOURG — (0.0%)
	B&S Group Sarl	8,937	88,844
NETHERLANDS — (5.4%)
	Aalberts NV	27,412	1,671,120
*	ABN AMRO Bank NV	148,174	1,727,208
*	Accell Group NV	8,852	438,372
*	Adyen NV	3,567	9,666,745
#	Aegon NV	421,254	1,793,531
	Aegon NV	278,668	1,173,192
	Akzo Nobel NV	36,695	4,532,887
	AMG Advanced Metallurgical Group NV	6,129	191,703
	Amsterdam Commodities NV	10,798	308,263
	APERAM SA	23,588	1,478,286
	Arcadis NV	36,472	1,615,182

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	ASM International NV	11,733	$4,164,159
	ASML Holding NV	5,676	4,338,573
	ASML Holding NV	48,258	37,001,339
	ASR Nederland NV	92,640	3,807,189
#*	Basic-Fit NV	10,245	473,537
	BE Semiconductor Industries NV	29,766	2,612,221
*	Beter Bed Holding NV	3,566	26,491
	Brunel International NV	12,849	170,157
	Coca-Cola European Partners P.L.C.	44,682	2,764,133
	Corbion NV	19,456	1,065,109
	Euronext NV	30,878	3,435,059
	Flow Traders	17,133	696,778
	ForFarmers NV	14,215	80,705
*	Fugro NV	43,405	410,317
*	GrandVision NV	8,498	286,001
	Heijmans NV	11,699	174,116
#	Heineken NV	27,513	3,203,936
	IMCD NV	17,932	3,106,935
	ING Groep NV	707,572	9,078,639
*	Intertrust NV	31,283	516,489
*	Just Eat Takeaway.com NV	1,499	133,112
*	Just Eat Takeaway.com NV	14,627	1,295,135
	Kendrion NV	6,117	162,514
	Koninklijke Ahold Delhaize NV, Sponsored ADR	839	26,085
	Koninklijke Ahold Delhaize NV	364,661	11,335,427
*	Koninklijke BAM Groep NV	110,126	311,343
#	Koninklijke DSM NV	29,279	5,902,100
#	Koninklijke KPN NV	1,911,558	6,272,531
#	Koninklijke Philips NV	105,166	4,849,145
	Koninklijke Philips NV	26,347	1,213,030
	Koninklijke Vopak NV	22,662	959,567
#*	Lucas Bols NV	3,519	43,332
	Nedap NV	2,325	174,010
	NN Group NV	92,309	4,589,268
	Ordina NV	36,112	154,251
#	PostNL NV	241,243	1,305,507
	Prosus NV	35,222	3,142,450
	Randstad NV	64,879	4,707,009
	Signify NV	58,201	3,260,347
*	Sligro Food Group NV	12,067	350,242
	Stellantis NV	343,867	6,602,675
	Stellantis NV	116,304	2,230,305
	Stellantis NV	204,589	3,921,971
	TKH Group NV	14,207	755,300
*	TomTom NV	27,026	226,996
	Van Lanschot Kempen NV	10,106	259,538
	Wolters Kluwer NV	103,057	11,748,843
TOTAL NETHERLANDS			177,940,405
NEW ZEALAND — (0.4%)
*	AFT Pharmaceuticals, Ltd.	3,673	11,646
	Arvida Group, Ltd.	56,345	80,821
*	Auckland International Airport, Ltd.	133,485	673,480
	Briscoe Group, Ltd.	5,956	23,639
	Chorus, Ltd.	165,499	710,392
	Chorus, Ltd., ADR	880	18,577
	Contact Energy, Ltd.	76,864	436,902
	EBOS Group, Ltd.	41,366	894,812
	Fisher & Paykel Healthcare Corp., Ltd.	52,991	1,166,431

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Fletcher Building, Ltd.	190,719	$1,015,522
	Fletcher Building, Ltd.	1,711	9,049
	Freightways, Ltd.	57,850	515,891
#*	Gentrack Group, Ltd.	3,743	5,526
	Hallenstein Glasson Holdings, Ltd.	15,793	79,592
	Heartland Group Holdings, Ltd.	169,047	241,501
	Infratil, Ltd.	217,264	1,106,728
	Investore Property, Ltd.	61,261	86,719
	Kathmandu Holdings, Ltd.	217,344	207,304
	Mainfreight, Ltd.	10,911	623,750
	Mercury NZ, Ltd.	86,179	396,514
	Meridian Energy, Ltd.	160,529	583,666
*	NEW Zealand King Salmon Investments, Ltd.	7,998	7,801
#*	NZME, Ltd.	3,265	2,210
	NZX, Ltd.	90,010	120,409
	Oceania Healthcare, Ltd.	1,107	1,149
*	Pacific Edge, Ltd.	46,282	39,993
#	Port of Tauranga, Ltd.	23,974	119,247
*	Pushpay Holdings, Ltd.	148,569	176,158
*	Rakon, Ltd.	23,774	14,927
*	Restaurant Brands New Zealand, Ltd.	7,513	83,821
	Ryman Healthcare, Ltd.	22,629	207,846
#*	Serko, Ltd.	6,950	34,562
	Skellerup Holdings, Ltd.	41,550	147,638
*	SKY Network Television, Ltd.	745,057	85,609
*	SKYCITY Entertainment Group, Ltd.	266,412	597,818
	Spark New Zealand, Ltd.	459,291	1,516,013
	Summerset Group Holdings, Ltd.	45,213	406,739
*	Tourism Holdings, Ltd.	834	1,368
	TOWER, Ltd.	149,176	73,187
#	Trustpower, Ltd.	17,480	95,712
	Turners Automotive Group, Ltd.	11,522	34,529
	Vector, Ltd.	66,784	189,494
*	Vista Group International, Ltd.	33,814	54,911
	Warehouse Group, Ltd. (The)	44,391	106,413
	Z Energy, Ltd.	247,598	508,730
TOTAL NEW ZEALAND			13,514,746
NORWAY — (0.9%)
	2020 Bulkers, Ltd.	1,662	21,310
	ABG Sundal Collier Holding ASA	97,773	108,764
*	Adevinta ASA	11,925	229,287
	AF Gruppen ASA	13,278	280,672
#*	Akastor ASA	49,939	32,802
#*	Aker Solutions ASA	123,970	235,802
	AKVA Group ASA	1,770	16,825
#*	Archer, Ltd.	62,371	30,841
#*	ArcticZymes Technologies ASA	7,230	87,086
*	Asetek A.S.	7,420	90,982
	Atea ASA	58,300	1,110,785
	Austevoll Seafood ASA	14,810	186,714
*	Axactor SE	35,548	37,316
	Bank Norwegian ASA	28,612	335,176
	Bonheur ASA	4,820	153,741
#*	Borr Drilling, Ltd.	1,454	1,108
*	Borr Drilling, Ltd.	1,000	740
	Borregaard ASA	38,929	1,012,696
	Bouvet ASA	18,140	118,960
*	Crayon Group Holding ASA	13,185	228,351

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	DNB Bank ASA	171,291	$3,507,427
	Entra ASA	50,752	1,236,268
	Europris ASA	109,562	737,213
	Fjordkraft Holding ASA	31,865	181,327
	Gjensidige Forsikring ASA	31,401	718,552
*	Golar LNG, Ltd.	568	6,339
#*	Grieg Seafood ASA	15,229	146,767
	Kid ASA	9,205	120,421
	Kitron ASA	67,277	147,818
	Komplett Bank ASA	10,688	10,358
*	Kongsberg Automotive ASA	118,719	37,354
	Kongsberg Gruppen ASA	51,781	1,483,057
	Leroy Seafood Group ASA	57,819	526,764
	Medistim ASA	1,579	56,379
	Mowi ASA	49,358	1,257,636
#*	MPC Container Ships A/S	26,387	68,393
	Multiconsult ASA	505	10,233
*	Nekkar ASA	31,393	32,037
#*	NEL ASA	81,684	155,999
*	Nordic Nanovector ASA	2,120	5,155
*	Nordic Semiconductor ASA	61,454	2,012,301
	Norsk Hydro ASA	100,640	669,557
	Norske Skog ASA	4,896	16,870
	Norway Royal Salmon ASA	6,537	155,437
*	Norwegian Energy Co. ASA	2,893	47,268
	Ocean Yield ASA	2,002	6,689
#*	Odfjell Drilling, Ltd.	68,093	155,842
*	Olav Thon Eiendomsselskap ASA	2,241	48,611
	Orkla ASA	86,136	782,322
*	Otello Corp. ASA	43,963	166,399
*	Panoro Energy ASA	13,388	32,044
	Pareto Bank ASA	9,104	56,574
#*	PGS ASA	99,319	48,649
	Protector Forsikring ASA	26,718	274,348
*	Q-Free ASA	16,611	19,024
	Salmar ASA	16,294	1,080,810
*	SATS ASA	4,713	11,191
	Sbanken ASA	26,868	327,189
#	Scatec ASA	20,640	443,459
#	Schibsted ASA, Class A	13,506	715,865
	Schibsted ASA, Class B	21,036	973,011
*	Self Storage Group ASA	4,350	13,822
	Selvaag Bolig ASA	22,230	147,175
	Sparebank 1 Oestlandet	6,800	94,488
	SpareBank 1 SR-Bank ASA	92,357	1,209,023
	Sparebanken More	251	10,880
	Storebrand ASA	158,570	1,361,488
	Subsea 7 SA	110,774	886,872
	TGS ASA	62,942	720,116
	Tomra Systems ASA	16,058	927,947
*	Ultimovacs ASA	1,432	12,575
	Veidekke ASA	36,690	472,568
*	XXL ASA	28,854	63,115
TOTAL NORWAY			28,728,984
PORTUGAL — (0.2%)
	Altri SGPS SA	33,575	202,810
	Banco Espirito Santo SA	18,689	0
	Corticeira Amorim SGPS SA	11,203	139,576

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
PORTUGAL — (Continued)
	CTT-Correios de Portugal SA	51,370	$267,266
	EDP Renovaveis SA	43,003	1,009,776
*	Greenvolt-Energias Renovaveis SA	610	3,443
	Jeronimo Martins SGPS SA	86,477	1,762,668
#*	Mota-Engil SGPS SA	35,962	53,312
	Navigator Co. SA (The)	42,619	153,491
	NOS SGPS SA	125,418	464,994
	REN - Redes Energeticas Nacionais SGPS SA	150,773	420,715
	Sonae SGPS SA	388,768	383,791
TOTAL PORTUGAL			4,861,842
SINGAPORE — (0.7%)
	Accordia Golf Trust	207,400	3,260
#	AEM Holdings, Ltd.	37,300	107,608
	Ascendas India Trust	128,200	137,220
	Avarga, Ltd.	145,200	32,194
#*	Best World International, Ltd.	54,600	10,187
	Boustead Projects, Ltd.	5,100	4,918
	Boustead Singapore, Ltd.	67,100	58,910
#	BRC Asia, Ltd.	23,800	25,451
	Bukit Sembawang Estates, Ltd.	72,700	294,606
	Bund Center Investment, Ltd.	5,250	2,087
	CapitaLand, Ltd.	139,000	412,964
*	Centurion Corp., Ltd.	64,200	16,103
	China Aviation Oil Singapore Corp., Ltd.	103,700	77,282
	China Sunsine Chemical Holdings, Ltd.	147,900	55,551
	Chip Eng Seng Corp., Ltd.	265,600	87,270
	City Developments, Ltd.	163,900	826,794
*	COSCO Shipping International Singapore Co., Ltd.	268,200	58,375
	CSE Global, Ltd.	175,300	66,584
	Dairy Farm International Holdings, Ltd.	71,500	268,691
	Dasin Retail Trust	37,500	13,697
#	DBS Group Holdings, Ltd.	183,877	4,114,495
	Delfi, Ltd.	52,600	32,828
*	Ezion Holdings, Ltd.	350,280	2,094
#*	Ezra Holdings, Ltd.	194,482	296
	Far East Orchard, Ltd.	50,200	41,809
	Food Empire Holdings, Ltd.	66,800	41,364
	Fraser and Neave, Ltd.	73,600	78,099
	Frasers Property, Ltd.	90,300	75,314
	Frencken Group, Ltd.	50,100	70,310
	Fu Yu Corp., Ltd.	139,000	30,243
*	Gallant Venture, Ltd.	272,800	25,846
	Genting Singapore, Ltd.	222,000	132,467
	Great Eastern Holdings, Ltd.	9,300	148,347
	GuocoLand, Ltd.	129,966	153,407
	Hanwell Holdings, Ltd.	60,700	19,023
#	Haw Par Corp., Ltd.	37,400	369,435
#	Ho Bee Land, Ltd.	82,800	170,490
	Hong Fok Corp., Ltd.	79,200	47,062
	Hong Leong Finance, Ltd.	29,100	52,209
	Hongkong Land Holdings, Ltd.	140,000	635,177
	Hour Glass, Ltd. (The)	66,500	75,447
	HRnetgroup, Ltd.	119,200	70,006
	iFAST Corp., Ltd.	23,100	136,500
	IGG, Inc.	570,000	647,964
	InnoTek, Ltd.	33,100	21,959
	k1 Ventures, Ltd.	17,100	0
	Metro Holdings, Ltd.	141,200	82,673

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Micro-Mechanics Holdings, Ltd.	4,500	$10,523
#*	Midas Holdings, Ltd.	200,100	5,316
	NetLink NBN Trust	314,500	226,242
	NSL, Ltd.	2,000	1,182
	OUE, Ltd.	72,500	66,868
	Oversea-Chinese Banking Corp., Ltd.	264,545	2,393,400
	Oxley Holdings, Ltd.	293,584	49,856
	Pacific Century Regional Developments, Ltd.	48,300	12,833
	Pan-United Corp., Ltd.	28,600	6,779
	Propnex, Ltd.	7,400	10,482
	Q&M Dental Group Singapore, Ltd.	44,400	27,179
*	Raffles Education Corp., Ltd.	86,403	6,382
	Raffles Medical Group, Ltd.	112,279	119,386
	Riverstone Holdings, Ltd.	37,800	33,816
*	SATS, Ltd.	114,760	339,366
*	Sembcorp Marine, Ltd.	1,744,900	147,879
	Sheng Siong Group, Ltd.	187,800	217,680
*	SIA Engineering Co., Ltd.	26,900	41,864
	SIIC Environment Holdings, Ltd.	471,800	67,027
	Singapore Exchange, Ltd.	159,400	1,394,747
	Singapore Land Group, Ltd.	68,500	136,205
	Singapore Post, Ltd.	568,400	268,587
	Singapore Technologies Engineering, Ltd.	308,300	910,465
	Singapore Telecommunications, Ltd.	572,900	960,230
	Singapore Telecommunications, Ltd.	9,600	16,092
	StarHub, Ltd.	111,900	99,968
	Straits Trading Co., Ltd.	60,000	125,293
*	Swiber Holdings, Ltd.	50,250	757
*	Thomson Medical Group, Ltd.	436,500	27,703
	Tuan Sing Holdings, Ltd.	129,466	50,222
	UMS Holdings, Ltd.	107,100	127,321
	United Overseas Bank, Ltd.	62,185	1,202,259
	UOB-Kay Hian Holdings, Ltd.	67,933	78,751
	UOL Group, Ltd.	115,151	618,887
	Venture Corp., Ltd.	48,600	681,705
	Vicom, Ltd.	32,400	48,776
	Wing Tai Holdings, Ltd.	181,600	245,259
	XP Power, Ltd.	5,216	372,627
	Yangzijiang Shipbuilding Holdings, Ltd.	1,037,700	1,050,077
TOTAL SINGAPORE			22,034,607
SPAIN — (1.8%)
	Acciona SA	16,637	2,550,672
	Acerinox SA	77,211	1,032,143
	ACS Actividades de Construccion y Servicios SA	60,627	1,594,690
	Aedas Homes SA	5,100	154,532
*	Aena SME SA	8,017	1,276,681
	Alantra Partners SA	738	13,880
	Almirall SA	21,649	343,503
*	Amadeus IT Group SA	49,862	3,269,989
*	Amper SA	172,825	35,295
	Applus Services SA	36,530	351,674
*	Atresmedia Corp. de Medios de Comunicacion SA	35,513	146,818
	Azkoyen SA	1,659	11,772
	Banco Bilbao Vizcaya Argentaria SA	331,519	2,122,215
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	213,887	1,362,462
*	Banco de Sabadell SA	3,673,389	2,553,920
#	Banco Santander SA	2,297,271	8,415,254
	Banco Santander SA, Sponsored ADR	69,983	256,837

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Bankinter SA	229,795	$1,255,388
	CaixaBank SA	878,083	2,607,826
*	Caja de Ahorros del Mediterraneo	233	0
*	Construcciones y Auxiliar de Ferrocarriles SA	8,472	359,398
#*	Distribuidora Internacional de Alimentacion SA	124,891	3,778
	Distribuidora Internacional de Alimentacion SA	960,700	29,061
#*	Duro Felguera SA	19,192	17,993
*	eDreams ODIGEO SA	8,936	73,973
	Elecnor SA	8,214	100,394
	Enagas SA	103,242	2,371,212
*	Ence Energia y Celulosa SA	41,710	128,926
*	Ercros SA	7,631	31,713
	Euskaltel SA	30,113	392,286
	Faes Farma SA	93,145	363,577
	Fluidra SA	34,090	1,381,964
*	Gestamp Automocion SA	40,092	196,057
	Global Dominion Access SA	26,409	141,052
#	Grifols SA	22,267	566,290
	Grupo Catalana Occidente SA	15,826	592,485
	Grupo Empresarial San Jose SA	2,330	13,448
#*	Grupo Ezentis SA	13,405	5,158
	Iberdrola SA	439,734	5,292,243
	Iberpapel Gestion SA	809	17,910
*	Indra Sistemas SA	74,596	780,906
	Industria de Diseno Textil SA	144,231	4,891,791
	Laboratorio Reig Jofre SA	1,646	10,159
	Laboratorios Farmaceuticos Rovi SA	4,710	332,475
	Liberbank SA	392,233	131,812
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	229,795	463,279
#	Mapfre SA	381,306	785,540
*	Mediaset Espana Comunicacion SA	97,794	582,946
	Metrovacesa SA	7,873	65,536
#	Naturgy Energy Group SA	46,285	1,194,617
	Neinor Homes SA	8,415	122,474
*	Obrascon Huarte Lain SA	16,931	12,266
	Pharma Mar SA	4,088	349,527
*	Promotora de Informaciones SA, Class A	39,368	41,142
#	Prosegur Cash SA	168,648	165,173
	Prosegur Cia de Seguridad SA	103,085	352,172
*	Realia Business SA	163,953	144,511
	Red Electrica Corp. SA	150,429	2,979,811
#*	Renta Corp. Real Estate SA	3,910	9,405
	Sacyr SA	124,768	303,368
*	Siemens Gamesa Renewable Energy SA	40,851	1,139,287
*	Solaria Energia y Medio Ambiente SA	14,785	285,623
*	Talgo SA	16,172	82,758
#*	Tecnicas Reunidas SA	15,110	127,752
	Telefonica SA, Sponsored ADR	10,262	47,103
#	Telefonica SA	595,762	2,725,519
	Vidrala SA	7,872	946,297
*	Vocento SA	7,149	9,673
	Zardoya Otis SA	62,446	423,182
TOTAL SPAIN			60,940,573
SWEDEN — (4.9%)
	Adapteo Oyj	11,070	212,570
	AddLife AB, Class B	32,821	1,094,879
	AddNode Group AB, Class B	4,313	186,984
	AddTech AB, Class B	135,091	2,810,908

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	AFRY AB	40,278	$1,372,612
	Alfa Laval AB	75,945	3,171,531
	Alimak Group AB	11,756	204,649
	Ambea AB	38,834	285,305
*	Annehem Fastigheter AB, Class B	17,670	72,985
*	AQ Group AB	532	19,581
*	Arise AB	5,707	27,798
	Arjo AB, Class B	65,958	833,167
	Assa Abloy AB, Class B	70,871	2,273,278
	Atlas Copco AB, Class A	105,299	7,131,376
	Atlas Copco AB, Class B	61,084	3,473,135
	Atrium Ljungberg AB, Class B	12,717	311,314
*	Attendo AB	61,296	299,996
	Avanza Bank Holding AB	58,232	1,886,064
	Axfood AB	52,659	1,425,305
	Beijer Alma AB	16,171	394,409
*	Beijer Electronics Group AB	10,291	60,387
	Beijer Ref AB, Class B	65,502	1,383,165
	Bergman & Beving AB	8,557	167,388
	Bergs Timber AB, Class B	28,770	18,316
	Besqab AB	764	15,866
	Betsson AB, Class B	61,336	493,638
*	Better Collective A.S.	6,355	148,797
*	BHG Group AB	15,899	245,230
	Bilia AB, Class A	48,348	1,037,397
#	BillerudKorsnas AB	97,915	2,118,125
	BioGaia AB, Class B	7,871	470,656
	Biotage AB	8,847	253,112
#	Bjorn Borg AB	4,173	16,819
	Boliden AB	97,269	3,790,764
	Bonava AB, Class B	31,192	333,616
*	Boozt AB	11,337	244,298
	Bravida Holding AB	57,778	893,970
	BTS Group AB, Class B	554	21,555
	Bufab AB	8,582	332,123
	Bulten AB	4,602	49,109
	Bure Equity AB	28,861	1,557,097
	Byggmax Group AB	39,743	336,116
	Castellum AB	25,073	702,221
	Catella AB	12,965	44,741
	Catena AB	7,954	476,957
*	Cavotec SA	12,463	38,322
	Cellavision AB	2,204	116,101
*	CELLINK AB, Class B	407	26,572
*	Clas Ohlson AB, Class B	28,814	295,558
	Cloetta AB, Class B	88,649	287,704
*	Collector AB	2,336	9,739
	Coor Service Management Holding AB	32,992	303,747
	Corem Property Group AB, Class B	147,943	375,772
	Dios Fastigheter AB	24,047	272,931
	Dometic Group AB	91,688	1,556,255
*	Doro AB	7,633	52,589
*	Duni AB	10,324	135,824
#	Dustin Group AB	24,149	280,272
	Eastnine AB	3,292	56,841
	Elanders AB, Class B	5,924	116,851
	Electrolux AB, Class B	76,869	2,018,837
*	Electrolux Professional AB, Class B	113,936	846,927
#	Elekta AB, Class B	238,240	3,477,234

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
#*	Eltel AB	21,941	$58,629
*	Enea AB	4,907	135,362
	Eolus Vind AB, Class B	4,899	111,176
	Epiroc AB, Class A	112,386	2,617,990
	Epiroc AB, Class B	66,719	1,340,482
	Evolution Gaming Group AB	11,971	2,082,957
	eWork Group AB	1,253	14,931
	Fabege AB	119,384	2,067,395
	Fagerhult AB	22,047	202,951
#*	Fastighets AB Balder, Class B	10,943	755,160
	FastPartner AB, Class A	6,434	87,227
	Ferronordic AB	5,205	140,027
	FormPipe Software AB	3,248	13,359
#	G5 Entertainment AB	1,969	102,908
	GARO AB	6,655	96,753
	Getinge AB, Class B	84,115	3,655,388
	GHP Specialty Care AB	10,906	37,562
	Granges AB	41,556	549,246
*	Green Landscaping Group AB	1,322	13,430
#*	H & M Hennes & Mauritz AB, Class B	111,691	2,335,092
*	Haldex AB	15,422	94,828
	Heba Fastighets AB, Class B	7,353	119,408
	Hexagon AB, Class B	124,021	2,052,994
	Hexatronic Group AB	10,696	217,534
	Hexpol AB	81,803	1,113,744
	HMS Networks AB	10,869	510,267
	Holmen AB, Class B	12,272	646,024
	Hufvudstaden AB, Class A	38,509	703,886
	Husqvarna AB, Class A	11,102	155,805
	Husqvarna AB, Class B	122,543	1,714,821
	ICA Gruppen AB	36,670	1,812,785
	Indutrade AB	64,155	2,092,631
	Instalco AB	18,799	1,012,352
#*	International Petroleum Corp.	3,960	19,203
	Intrum AB	35,606	1,103,258
	INVISIO AB	10,903	225,703
	Inwido AB	19,539	362,095
#*	ITAB Shop Concept AB	2,638	5,470
	JM AB	28,922	1,020,586
	Kabe Group AB, Class B	528	13,374
	Karnov Group AB	2,242	13,415
*	K-fast Holding AB	1,452	13,628
	Kindred Group P.L.C.	152,436	2,495,153
	KNOW IT AB	7,822	274,322
	Kungsleden AB	51,096	689,852
	Lagercrantz Group AB, Class B	69,428	949,319
	LeoVegas AB	18,258	78,548
	Lifco AB, Class B	57,055	1,673,418
	Lime Technologies AB	2,959	137,159
	Lindab International AB	25,338	739,495
	Loomis AB, Class B	22,206	744,567
*	Medcap AB	998	23,815
	Medicover AB, Class B	14,972	434,859
*	Mekonomen AB	14,407	230,433
	Midsona AB, Class B	10,809	90,121
*	Millicom International Cellular SA	30,573	1,220,060
	MIPS AB	8,288	875,220
*	Modern Times Group MTG AB, Class B	30,474	432,927
	Momentum Group AB, Class B	8,229	183,247

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Munters Group AB	18,723	$171,613
	Mycronic AB	45,059	1,323,327
	NCC AB, Class B	34,545	613,847
*	Nederman Holding AB	5,019	123,464
*	Nelly Group AB	5,034	19,935
*	Net Insight AB, Class B	152,223	62,897
*	New Wave Group AB, Class B	24,388	390,766
	Nibe Industrier AB, Class B	130,088	1,554,549
	Nobia AB	44,971	368,615
	Nobina AB	23,570	217,335
*	Nordic Entertainment Group AB, Class B	52,169	2,785,876
	Nordic Waterproofing Holding AB	9,203	221,709
	NP3 Fastigheter AB	6,447	162,208
	Nyfosa AB	59,589	922,061
	OEM International AB, Class B	13,834	222,584
*	Pandox AB, Class B	32,598	545,450
	Peab AB, Class B	108,710	1,267,725
	Platzer Fastigheter Holding AB, Class B	24,467	457,097
	Prevas AB, Class B	1,582	17,021
	Proact IT Group AB	11,094	103,885
#*	Qliro AB	5,033	20,947
	Ratos AB, Class B	129,089	915,032
*	RaySearch Laboratories AB	8,329	81,945
*	Rejlers AB	3,847	69,448
	Resurs Holding AB	50,452	243,344
*	Rottneros AB	32,778	38,560
	Saab AB, Class B	33,754	1,024,191
	Sagax AB, Class B	10,206	358,123
	Samhallsbyggnadsbolaget i Norden AB	120,629	604,341
	Samhallsbyggnadsbolaget i Norden AB, Class D	17,400	61,915
	Sandvik AB	91,711	2,391,483
#*	Scandic Hotels Group AB	32,877	133,928
	Sectra AB, Class B	7,809	622,269
	Securitas AB, Class B	177,186	3,124,396
	Semcon AB	4,539	68,313
*	Sensys Gatso Group AB	121,587	15,022
*	Sinch AB	30,820	621,508
	Skandinaviska Enskilda Banken AB, Class A	201,541	2,725,830
	Skandinaviska Enskilda Banken AB, Class C	2,325	31,479
#	Skanska AB, Class B	140,324	3,961,298
	SKF AB, Class A	2,264	60,227
	SKF AB, Class B	48,300	1,285,101
*	SkiStar AB	14,822	276,956
	Svenska Cellulosa AB SCA, Class A	4,573	86,155
	Svenska Cellulosa AB SCA, Class B	95,228	1,771,254
	Svenska Handelsbanken AB, Class A	186,344	2,099,967
	Svenska Handelsbanken AB, Class B	4,821	57,930
	Sweco AB, Class B	44,232	707,310
	Swedbank AB, Class A	109,284	2,128,155
*	Swedish Orphan Biovitrum AB	73,355	1,433,596
*	Systemair AB	8,146	321,179
	Tele2 AB, Class B	8,699	127,780
	Telefonaktiebolaget LM Ericsson, Sponsored ADR	51,015	588,203
	Telefonaktiebolaget LM Ericsson, Class A	9,123	106,216
	Telefonaktiebolaget LM Ericsson, Class B	509,730	5,879,315
	Telia Co. AB	464,509	2,037,479
	Tethys Oil AB	3,022	20,109
	Thule Group AB	45,931	2,319,007
	Trelleborg AB, Class B	38,671	955,932

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Troax Group AB	10,181	$368,563
	VBG Group AB, Class B	4,453	94,673
	Vitec Software Group AB, Class B	9,126	453,093
	Vitrolife AB	14,729	839,338
#	Volvo AB, Class A	66,571	1,618,634
	Volvo AB, Class B	348,699	8,222,935
	Wallenstam AB, Class B	68,724	1,154,007
	Wihlborgs Fastigheter AB	59,122	1,377,461
TOTAL SWEDEN			160,737,647
SWITZERLAND — (7.9%)
#	ABB, Ltd., Sponsored ADR	26,720	978,486
	ABB, Ltd.	131,873	4,821,060
	Adecco Group AG	84,324	5,049,839
	Alcon, Inc.	58,451	4,255,233
	Alcon, Inc.	2,604	189,569
	Allreal Holding AG	4,957	1,025,125
	ALSO Holding AG	2,262	695,967
*	APG SGA SA	642	157,675
*	Aryzta AG	236,138	314,337
*	Ascom Holding AG	14,108	241,951
	Bachem Holding AG, Class B	784	519,089
	Baloise Holding AG	21,498	3,389,600
	Banque Cantonale de Geneve	378	69,681
	Banque Cantonale Vaudoise	7,610	679,359
	Belimo Holding AG	3,900	2,014,238
	Bellevue Group AG	3,163	148,756
	Berner Kantonalbank AG	1,979	453,293
	BKW AG	4,782	526,778
*	Bobst Group SA	1,972	169,354
	Bossard Holding AG, Class A	2,135	691,577
	Bucher Industries AG	2,453	1,365,140
	Burckhardt Compression Holding AG	1,785	700,342
	Burkhalter Holding AG	2,570	181,284
	Bystronic AG	314	432,057
	Calida Holding AG	1,615	76,637
	Carlo Gavazzi Holding AG	182	52,336
	Cembra Money Bank AG	12,097	1,256,696
	Cicor Technologies, Ltd.	223	15,704
	Cie Financiere Richemont SA	67,927	8,692,563
#	Clariant AG	92,441	1,923,095
	Coltene Holding AG	1,811	241,829
	Comet Holding AG	759	248,530
*	COSMO Pharmaceuticals NV	115	10,791
	Credit Suisse Group AG	142,149	1,427,076
	Credit Suisse Group AG, Sponsored ADR	174,770	1,756,438
	Daetwyler Holding AG	667	242,143
	DKSH Holding AG	22,439	1,896,915
	dormakaba Holding AG	998	690,390
*	Dottikon Es Holding AG	350	112,042
*	Dufry AG	23,791	1,258,729
	EFG International AG	33,348	270,917
	Emmi AG	789	868,781
	EMS-Chemie Holding AG	1,138	1,261,541
	Energiedienst Holding AG	1,565	66,435
*	Feintool International Holding AG	280	19,963
	Fenix Outdoor International AG	1,612	238,766
*	Flughafen Zurich AG	7,824	1,257,218
	Fundamenta Real Estate AG	1,000	21,797

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Galenica AG	28,798	$2,186,143
*	GAM Holding AG	58,536	126,636
	Geberit AG	4,069	3,340,965
	Georg Fischer AG	807	1,306,096
	Givaudan SA	1,778	8,874,429
	Gurit Holding AG	97	219,490
	Helvetia Holding AG	17,213	1,872,156
	Hiag Immobilien Holding AG	213	24,105
	Huber & Suhner AG	5,837	496,424
	Hypothekarbank Lenzburg AG	12	56,922
*	Implenia AG	6,444	171,077
*	Ina Invest Holding AG	1,289	26,338
	Inficon Holding AG	331	398,772
	Interroll Holding AG	230	1,051,359
	Intershop Holding AG	436	300,717
	Investis Holding SA	1,724	195,773
*	IWG P.L.C.	316,840	1,380,402
	Julius Baer Group, Ltd.	91,855	6,062,610
*	Jungfraubahn Holding AG	1,020	163,049
	Kardex Holding AG	2,312	621,831
*	Komax Holding AG	858	252,089
	Kudelski SA	3,540	16,012
	Kuehne + Nagel International AG	12,056	4,066,887
	Landis+Gyr Group AG	6,526	516,519
*	Lastminute.com NV	1,649	69,979
	LEM Holding SA	73	182,475
	Liechtensteinische Landesbank AG	4,720	278,571
	Logitech International SA	50,736	5,574,333
#	Logitech International SA	14,496	1,580,789
	Luzerner Kantonalbank AG	709	328,162
*	Medacta Group SA	96	13,632
*	Medartis Holding AG	941	112,603
*	Meier Tobler Group AG	2,096	43,719
	Metall Zug AG	56	136,023
	Mobilezone Holding AG	15,152	182,298
	Mobimo Holding AG	2,571	882,020
	Novartis AG, Sponsored ADR	158,131	14,609,723
	Novartis AG	25,021	2,313,902
	OC Oerlikon Corp. AG	79,918	904,632
*	Orascom Development Holding AG	2,704	35,215
#	Partners Group Holding AG	4,629	7,908,016
	Peach Property Group AG	3,643	226,767
	Phoenix Mecano AG	255	130,670
	Plazza AG, Class A	212	77,919
	PSP Swiss Property AG	17,199	2,327,506
*	Rieter Holding AG	1,145	269,248
	Roche Holding AG	5,563	2,387,782
	Roche Holding AG	122,132	47,181,066
	Schaffner Holding AG	38	12,113
	Schindler Holding AG	3,862	1,203,405
	Schweiter Technologies AG	400	625,819
*	Sensirion Holding AG	2,371	231,064
	SFS Group AG	5,636	840,294
	SGS SA	1,151	3,725,412
#*	Siemens Energy AG	29,554	804,012
	SIG Combibloc Group AG	116,052	3,424,204
	Sika AG	32,823	11,562,572
	Softwareone Holding AG	17,491	448,917
	Sonova Holding AG	11,706	4,596,184

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	St Galler Kantonalbank AG	943	$438,539
#	Stadler Rail AG	7,255	318,413
	Straumann Holding AG	1,700	3,151,831
	Sulzer AG	7,388	1,084,104
	Swatch Group AG (The)	5,288	1,763,986
	Swatch Group AG (The)	13,262	861,284
	Swiss Life Holding AG	11,773	6,072,546
	Swiss Prime Site AG	27,488	2,927,001
	Swiss Re AG	48,496	4,396,672
*	Swiss Steel Holding AG	87,913	43,593
	Swisscom AG	16,582	9,965,810
	Swissquote Group Holding SA	3,745	594,663
	Tecan Group AG	1,867	1,076,641
	Temenos AG	27,968	4,442,673
*	TX Group AG	1,266	126,474
*	u-blox Holding AG	1,411	111,325
	UBS Group AG	266,864	4,396,791
*	UBS Group AG	42,511	700,581
	Valiant Holding AG	6,584	684,747
*	Valora Holding AG	1,206	273,025
	Varia US Properties AG	791	33,682
	VAT Group AG	7,988	3,135,727
	Vaudoise Assurances Holding SA	395	200,462
	Vifor Pharma AG	20,745	2,901,225
	Vontobel Holding AG	16,069	1,416,847
	VP Bank AG, Class A	706	83,994
	VZ Holding AG	3,604	324,776
*	V-ZUG Holding AG	560	85,480
	Walliser Kantonalbank	563	64,361
	Warteck Invest AG	26	70,593
	Ypsomed Holding AG	820	130,356
	Zehnder Group AG	2,142	227,532
	Zug Estates Holding AG, Class B	79	169,617
	Zuger Kantonalbank AG	17	131,080
	Zurich Insurance Group AG	20,765	8,371,923
TOTAL SWITZERLAND			262,713,323
UNITED ARAB EMIRATES — (0.0%)
*	Lamprell P.L.C.	132,019	76,031
*	Shelf Drilling, Ltd.	52,855	28,402
TOTAL UNITED ARAB EMIRATES			104,433
UNITED KINGDOM — (13.2%)
	3i Group P.L.C.	180,969	3,216,398
*	4imprint Group P.L.C.	10,519	409,710
	888 Holdings P.L.C.	189,309	977,617
*	A.G. Barr P.L.C.	27,002	215,704
	Aberdeen P.L.C.	841,724	3,320,544
	Admiral Group P.L.C.	44,130	2,084,636
	Advanced Medical Solutions Group P.L.C.	18,117	70,642
	Afren P.L.C.	43,528	0
	Airtel Africa P.L.C.	45,795	56,602
	AJ Bell P.L.C.	64,549	376,868
	Alfa Financial Software Holdings P.L.C	5,275	10,563
	Alliance Pharma P.L.C.	71,752	103,730
	Antofagasta P.L.C.	35,144	729,703
*	AO World P.L.C.	32,606	102,045
	Appreciate Group P.L.C	10,000	3,547

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Arrow Global Group P.L.C.	34,935	$148,078
*	Ascential P.L.C.	105,064	631,768
	Ashmore Group P.L.C.	184,764	975,732
	Ashtead Group P.L.C.	86,943	6,505,896
*	ASOS P.L.C.	43,836	2,317,913
*	Aston Martin Lagonda Global Holdings P.L.C.	10,060	272,697
	AstraZeneca P.L.C., Sponsored ADR	246,088	14,086,077
	AstraZeneca P.L.C.	31,073	3,570,594
*	Auto Trader Group P.L.C.	478,735	4,337,415
	Avast P.L.C.	328,476	2,647,116
	AVEVA Group P.L.C.	9,660	527,070
	Aviva P.L.C.	1,071,966	5,757,144
	Avon Protection P.L.C.	10,138	382,505
	B&M European Value Retail SA	414,100	3,181,463
*	Babcock International Group P.L.C.	186,427	662,587
	BAE Systems P.L.C.	479,064	3,840,916
	Bakkavor Group P.L.C.	17,249	30,258
	Balfour Beatty P.L.C.	166,602	701,606
#	Barclays P.L.C., Sponsored ADR	281,451	2,755,405
	Barratt Developments P.L.C.	276,395	2,701,115
*	Beazley P.L.C.	211,524	1,151,453
	Begbies Traynor Group P.L.C.	34,007	65,637
	Bellway P.L.C.	42,141	1,924,045
	Berkeley Group Holdings P.L.C.	46,094	3,103,415
	Bloomsbury Publishing P.L.C.	32,035	160,664
*	Boohoo Group P.L.C.	332,375	1,204,162
	Braemar Shipping Services P.L.C.	3,084	12,436
	Brewin Dolphin Holdings P.L.C.	92,675	461,924
	Britvic P.L.C.	117,924	1,594,998
	Brooks Macdonald Group P.L.C.	412	13,940
*	BT Group P.L.C.	2,498,884	6,019,150
	Bunzl P.L.C.	64,327	2,383,137
	Burberry Group P.L.C.	179,021	5,134,950
	Burford Capital, Ltd.	33,878	370,459
*	Bytes Technology Group P.L.C.	42,584	285,404
	Camellia P.L.C.	85	8,019
*	Capita P.L.C.	467,669	229,113
*	Card Factory P.L.C.	138,000	114,384
	Carr's Group P.L.C.	24,999	54,812
	Castings P.L.C.	1,710	9,361
	Central Asia Metals P.L.C.	27,437	93,394
	Chemring Group P.L.C.	40,377	172,391
	Chesnara P.L.C.	53,213	201,880
*	Circassia Group P.L.C.	9,031	4,251
	Clarkson P.L.C.	10,758	482,247
	Clinigen Group P.L.C.	35,029	291,998
	Clipper Logistics P.L.C.	16,796	196,983
	Close Brothers Group P.L.C.	44,402	951,755
	CLS Holdings P.L.C.	50,393	177,947
	CMC Markets P.L.C.	29,164	181,788
	CNH Industrial NV	186,079	3,109,871
	Coca-Cola HBC AG	20,808	785,770
*	Compass Group P.L.C.	278,251	5,879,406
	Computacenter P.L.C.	47,175	1,783,291
	Concentric AB	21,100	485,539
	ConvaTec Group P.L.C.	299,030	984,642
*	Costain Group P.L.C.	23,192	17,994
*	Countryside Properties P.L.C.	169,219	1,236,638
*	Crest Nicholson Holdings P.L.C.	113,832	655,619

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Croda International P.L.C.	24,618	$2,881,786
	Daily Mail & General Trust P.L.C., Class A	42,898	652,388
	DCC P.L.C.	46,756	3,914,569
*	De La Rue P.L.C.	55,351	138,335
	Debenhams P.L.C.	50,413	0
	Dechra Pharmaceuticals P.L.C.	14,437	996,977
*	DFS Furniture P.L.C.	68,888	253,988
	Diageo P.L.C., Sponsored ADR	65,054	12,894,353
	Diageo P.L.C.	21,285	1,055,443
*	Dialight P.L.C.	4,837	21,135
*	Dialog Semiconductor P.L.C.	31,173	2,397,562
*	Dignity P.L.C.	10,046	111,057
	Diploma P.L.C.	49,185	2,020,488
	Direct Line Insurance Group P.L.C.	366,691	1,515,800
	DiscoverIE Group P.L.C.	21,648	312,347
*	Dixons Carphone P.L.C.	511,713	917,875
	Domino's Pizza Group P.L.C.	133,192	776,065
	dotdigital group P.L.C.	64,535	222,395
	Drax Group P.L.C.	139,742	781,311
	DS Smith P.L.C.	406,994	2,390,841
	Dunelm Group P.L.C.	32,109	591,619
	DWF Group P.L.C.	18,928	28,394
	EKF Diagnostics Holdings P.L.C.	32,850	34,246
	Electrocomponents P.L.C.	298,960	4,223,625
*	Elementis P.L.C.	171,905	340,323
	EMIS Group P.L.C.	30,165	540,870
*	Entain P.L.C.	170,958	4,310,925
	Epwin Group P.L.C.	23,535	36,972
*	Equiniti Group P.L.C.	157,291	391,249
*	Esken, Ltd.	83,303	20,704
	ESKEN, Ltd.	10,413	564
	Euromoney Institutional Investor P.L.C.	28,035	396,213
	Experian P.L.C.	187,458	8,252,989
	FDM Group Holdings P.L.C.	43,721	719,666
	Ferguson P.L.C.	55,833	7,827,152
	Fevertree Drinks P.L.C.	27,257	906,449
*	Flowtech Fluidpower P.L.C.	100	175
	Forterra P.L.C.	13,375	56,100
*	Foxtons Group P.L.C.	75,922	57,636
*	Frasers Group P.L.C.	90,675	759,741
	Fresnillo P.L.C.	34,140	388,388
*	Frontier Developments P.L.C.	5,954	219,333
*	Fuller Smith & Turner P.L.C., Class A	6,136	71,823
*	Funding Circle Holdings P.L.C.	24,723	47,759
	Future P.L.C.	17,433	835,133
	Galliford Try Holdings P.L.C.	47,789	105,630
	Games Workshop Group P.L.C.	10,291	1,625,873
	Gamesys Group P.L.C.	28,190	721,806
	Gamma Communications P.L.C.	12,642	363,923
	GB Group P.L.C.	3,383	40,910
	Gem Diamonds, Ltd.	25,703	22,144
	Genuit Group P.L.C.	31,480	279,463
#	GlaxoSmithKline P.L.C., Sponsored ADR	119,518	4,797,453
	GlaxoSmithKline P.L.C.	133,103	2,627,963
*	Go-Ahead Group P.L.C. (The)	12,828	183,478
	Grafton Group P.L.C.	65,618	1,170,663
	Grainger P.L.C.	250,022	1,051,511
*	Greggs P.L.C.	26,875	1,029,790
*	Gym Group P.L.C. (The)	27,078	103,576

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Halfords Group P.L.C.	83,365	$412,027
	Halma P.L.C.	64,182	2,576,329
	Hargreaves Lansdown P.L.C.	111,131	2,520,535
	Harworth Group P.L.C.	28,419	61,932
*	Hays P.L.C.	887,578	1,824,571
	Headlam Group P.L.C.	10,921	80,251
	Helical P.L.C.	43,501	274,689
*	Helios Towers P.L.C.	105,118	239,290
	Henry Boot P.L.C.	14,954	56,792
	Hikma Pharmaceuticals P.L.C.	30,826	1,133,516
	Hill & Smith Holdings P.L.C.	29,641	669,164
	Hilton Food Group P.L.C.	29,728	470,970
*	Hiscox, Ltd.	89,765	1,090,034
	Hochschild Mining P.L.C.	98,240	210,470
*	Hollywood Bowl Group P.L.C.	53,900	176,206
	HomeServe P.L.C.	121,201	1,572,539
*	Hostelworld Group P.L.C.	39,902	54,443
	Howden Joinery Group P.L.C.	278,123	3,465,850
	HSBC Holdings P.L.C.	52,879	291,902
	HSBC Holdings P.L.C., Sponsored ADR	241,291	6,652,393
*	HSS Hire Group P.L.C.	62,999	16,282
*	Hyve Group P.L.C.	49,874	91,191
	Ibstock P.L.C.	31,885	94,741
	IDOX P.L.C.	161,469	156,685
	IG Group Holdings P.L.C.	160,420	1,987,386
	IMI P.L.C.	109,845	2,687,356
	Impax Asset Management Group P.L.C.	12,665	212,555
	Inchcape P.L.C.	220,891	2,609,108
*	Indivior P.L.C.	391,367	897,311
*	Informa P.L.C.	166,938	1,147,087
	Intermediate Capital Group P.L.C.	70,662	2,129,449
	Intertek Group P.L.C.	25,350	1,816,225
	Investec P.L.C.	149,817	569,172
	iomart Group P.L.C.	30,153	109,044
	IP Group P.L.C.	322,507	516,030
*	ITV P.L.C.	1,963,925	3,053,807
*	J D Wetherspoon P.L.C.	19,539	308,038
	J Sainsbury P.L.C.	996,047	3,922,262
	James Fisher & Sons P.L.C.	8,525	109,455
	James Halstead P.L.C.	2,272	16,911
	JD Sports Fashion P.L.C.	166,377	2,073,089
	John Laing Group P.L.C.	227,223	1,265,393
*	John Menzies P.L.C.	20,176	89,334
*	John Wood Group P.L.C.	406,831	1,232,360
	Johnson Matthey P.L.C.	91,805	3,794,694
*	Johnson Service Group P.L.C.	141,175	305,541
*	Joules Group P.L.C.	3,174	11,909
	Jupiter Fund Management P.L.C.	198,450	745,825
*	Just Group P.L.C.	613,795	850,728
	Kainos Group P.L.C.	41,759	1,002,418
	Keller Group P.L.C.	21,231	259,890
*	Keywords Studios P.L.C.	13,718	558,173
*	Kier Group P.L.C.	27,674	48,503
*	Kin & Carta P.L.C.	44,135	147,279
	Kingfisher P.L.C.	665,021	3,415,832
	Lancashire Holdings, Ltd.	69,075	611,301
	Learning Technologies Group P.L.C.	74,652	222,615
	Legal & General Group P.L.C.	1,023,695	3,708,302
*	Liberty Global P.L.C., Class A	1,556	41,767

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Liberty Global P.L.C., Class C	3,809	$102,310
	Lloyds Banking Group P.L.C.	6,635,337	4,195,304
	Lloyds Banking Group P.L.C., ADR	256,159	637,836
	London Stock Exchange Group P.L.C.	14,802	1,543,424
*	Lookers P.L.C.	111,757	104,204
*	LSL Property Services P.L.C.	36,243	212,097
	Luceco P.L.C.	35,071	189,425
*	M&C Saatchi P.L.C.	1,389	2,549
	M&G P.L.C.	1,397,242	4,375,102
	Macfarlane Group P.L.C.	52,358	81,438
	Man Group P.L.C.	342,120	939,466
*	Marks & Spencer Group P.L.C.	695,893	1,310,039
	Marshalls P.L.C.	80,474	816,316
	McBride P.L.C.	67,145	78,551
*	Mears Group P.L.C.	56,029	147,954
*	Mediclinic International P.L.C.	82,029	317,529
*	Meggitt P.L.C.	193,117	1,258,595
	Melrose Industries P.L.C.	599,182	1,331,545
*	Metro Bank P.L.C.	14,747	19,691
	Micro Focus International P.L.C., Sponsored ADR	10,594	58,691
	Micro Focus International P.L.C.	112,969	629,434
	Midwich Group P.L.C.	8,550	69,958
*	Mitchells & Butlers P.L.C.	9,059	35,111
	MJ Gleeson P.L.C.	7,599	87,221
	Mondi P.L.C.	64,335	1,783,607
	Moneysupermarket.com Group P.L.C.	304,720	1,075,457
	Morgan Sindall Group P.L.C.	19,786	643,807
	Mortgage Advice Bureau Holdings, Ltd.	5,537	102,400
*	Motorpoint group P.L.C.	30,228	147,892
*	N Brown Group P.L.C.	88,702	61,754
*	Naked Wines P.L.C.	16,093	196,343
	National Grid P.L.C.	100,554	1,285,694
	National Grid P.L.C., Sponsored ADR	46,020	2,960,033
	Natwest Group P.L.C.	349,158	979,987
	NCC Group P.L.C.	103,129	450,918
*	Network International Holdings P.L.C.	30,545	144,638
	Next Fifteen Communications Group P.L.C.	25,805	322,566
*	Next P.L.C.	25,882	2,835,206
	Nichols P.L.C.	547	11,088
*	NMC Health P.L.C.	10,120	2,732
	Numis Corp. P.L.C.	16,616	82,621
*	Ocado Group P.L.C.	22,893	589,896
*	On the Beach Group P.L.C.	42,302	191,190
	OSB Group P.L.C.	98,596	662,952
	Oxford Instruments P.L.C.	21,482	720,332
*	Pagegroup P.L.C.	217,313	1,856,477
	Paragon Banking Group P.L.C.	86,533	664,316
	PayPoint P.L.C.	37,538	307,717
	Pearson P.L.C.	97,772	1,178,198
#	Pearson P.L.C., Sponsored ADR	106,066	1,289,763
*	Pendragon P.L.C.	896,400	224,362
	Persimmon P.L.C.	78,198	3,154,321
#*	Petrofac, Ltd.	136,103	195,283
#*	Petropavlovsk P.L.C.	256,830	76,504
	Pets at Home Group P.L.C.	128,843	837,070
	Phoenix Group Holdings P.L.C.	240,352	2,265,037
*	Photo-Me International P.L.C.	3,320	3,458
*	Playtech P.L.C.	116,989	601,432
	Plus500, Ltd.	28,082	546,512

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Polar Capital Holdings P.L.C.	26,418	$322,992
	Porvair P.L.C.	1,478	12,732
*	PPHE Hotel Group, Ltd.	1,760	37,826
	Premier Foods P.L.C.	225,199	348,394
*	Provident Financial P.L.C.	65,329	257,164
#	Prudential P.L.C., ADR	66,773	2,503,320
	Prudential P.L.C.	38,410	721,295
*	PureTech Health P.L.C.	50,600	226,245
	PZ Cussons P.L.C.	33,538	117,032
	QinetiQ Group P.L.C.	162,706	743,875
	Quilter P.L.C.	706,574	1,575,054
*	Rank Group P.L.C.	46,316	105,874
	Rathbone Brothers P.L.C.	14,665	382,078
	Reach P.L.C.	119,382	638,158
	Reckitt Benckiser Group P.L.C.	87,560	6,698,311
	Redde Northgate P.L.C.	138,978	817,041
	Redrow P.L.C.	118,627	1,059,876
#	RELX P.L.C., Sponsored ADR	299,612	8,877,497
	RELX P.L.C.	28,808	846,791
	RELX P.L.C.	62,004	1,841,590
	Renew Holdings P.L.C.	42,295	438,727
	Renishaw P.L.C.	7,437	529,019
	Rentokil Initial P.L.C.	346,789	2,731,825
*	Restaurant Group P.L.C. (The)	108,708	173,406
	Ricardo P.L.C.	18,467	97,209
	Rightmove P.L.C.	351,193	3,425,697
	Rio Tinto P.L.C.	25,800	2,191,462
#	Rio Tinto P.L.C., Sponsored ADR	24,745	2,135,741
	RM P.L.C.	23,732	82,397
	Robert Walters P.L.C.	31,411	291,869
*	Rolls-Royce Holdings P.L.C.	444,096	613,350
	Rotork P.L.C.	359,956	1,805,080
	Royal Mail P.L.C.	322,380	2,258,714
*	RPS Group P.L.C.	113,320	171,684
#	RWS Holdings P.L.C.	52,018	409,404
	S&U P.L.C.	1,318	49,434
	Sabre Insurance Group P.L.C.	78,716	253,675
	Sage Group P.L.C. (The)	205,674	2,004,785
	Savills P.L.C.	89,969	1,436,918
	Schroders P.L.C.	17,541	890,805
	Schroders P.L.C.	5,707	202,616
	ScS Group P.L.C.	3,909	15,842
	Secure Trust Bank P.L.C.	32	568
*	Senior P.L.C.	117,411	264,178
	Severfield P.L.C.	80,947	88,982
	Severn Trent P.L.C.	79,737	3,099,502
*	SIG P.L.C.	202,918	128,483
	Sirius Real Estate, Ltd.	81,004	133,868
	Smart Metering Systems P.L.C.	17,079	214,254
	Smith & Nephew P.L.C., Sponsored ADR	31,573	1,292,283
	Smith & Nephew P.L.C.	32,916	671,709
	Smiths Group P.L.C.	90,747	1,960,713
	Smiths News P.L.C.	42,736	25,491
	Softcat P.L.C.	63,075	1,695,048
*	SolGold P.L.C.	103,298	39,416
	Spectris P.L.C.	18,310	908,842
*	Speedy Hire P.L.C.	234,031	227,656
	Spirax-Sarco Engineering P.L.C.	11,165	2,326,221
*	Spire Healthcare Group P.L.C.	109,325	337,068

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Spirent Communications P.L.C.	180,213	$636,230
*	SSP Group P.L.C.	302,303	1,096,261
	St James's Place P.L.C.	320,054	7,051,424
	St. Modwen Properties P.L.C.	96,764	751,031
	Standard Chartered P.L.C.	201,260	1,206,515
	SThree P.L.C.	85,392	594,223
	Strix Group P.L.C.	35,702	169,857
*	Studio Retail Group P.L.C.	11,005	43,739
	STV Group P.L.C.	11,534	58,567
*	Superdry P.L.C.	28,746	149,711
	Synthomer P.L.C.	123,444	907,964
	T Clarke P.L.C.	8,800	16,771
	Tatton Asset Management P.L.C.	6,054	41,711
	Taylor Wimpey P.L.C.	1,381,125	3,157,620
*	TBC Bank Group P.L.C.	6,129	103,339
*	Ted Baker P.L.C.	41,537	75,669
	Telecom Plus P.L.C.	34,523	491,667
*	Telit Communications P.L.C.	20,549	64,894
*	TEN Entertainment Group P.L.C.	6,138	21,437
	Tesco P.L.C.	1,977,802	6,402,941
*	Topps Tiles P.L.C.	74,684	70,951
	TP ICAP Group P.L.C.	113,523	308,649
*	Travis Perkins P.L.C.	63,758	1,508,018
	Trellus Health, Ltd.	2,022	0
*	Trifast P.L.C.	8,359	16,537
	TT Electronics P.L.C.	28,350	105,207
	Tyman P.L.C.	32,170	189,212
*	U & I Group P.L.C.	76,204	96,840
	UDG Healthcare P.L.C.	66,615	997,656
*	ULS Technology P.L.C.	9,798	10,160
	Ultra Electronics Holdings P.L.C.	27,897	1,228,406
	Unilever P.L.C., Sponsored ADR	276,705	15,918,839
	Unilever P.L.C.	32,472	1,868,815
	Unilever P.L.C.	57,621	3,320,718
	United Utilities Group P.L.C.	291,429	4,339,229
	Vectura Group P.L.C.	150,957	318,294
*	Vertu Motors P.L.C.	143,701	93,364
	Vesuvius P.L.C.	43,783	324,777
	Victrex P.L.C.	25,118	926,294
*	Virgin Money UK P.L.C.	222,629	618,140
	Vistry Group P.L.C.	73,714	1,221,684
	Vitec Group P.L.C. (The)	8,798	163,796
	Vivo Energy P.L.C.	90,297	131,714
	Vodafone Group P.L.C.	1,204,993	1,937,570
#	Vodafone Group P.L.C., Sponsored ADR	165,888	2,708,954
	Volex P.L.C.	18,288	89,221
	Volution Group P.L.C.	45,418	298,398
	Vp P.L.C.	2,934	38,736
*	Watches of Switzerland Group P.L.C.	30,833	431,236
	Watkin Jones P.L.C.	131,193	424,014
*	Weir Group P.L.C. (The)	56,779	1,367,265
*	WH Smith P.L.C.	49,961	1,126,811
*	Whitbread P.L.C.	25,860	1,092,992
*	Wickes Group P.L.C.	71,442	249,531
	Wilmington P.L.C.	6,622	20,140
	Wincanton P.L.C.	4,057	23,331
	Wm Morrison Supermarkets P.L.C.	746,841	2,775,691
	WPP P.L.C., Sponsored ADR	7,905	511,453
	WPP P.L.C.	147,665	1,909,756

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Xaar P.L.C.	29,893	$89,755
	Zotefoams P.L.C.	1,500	9,279
TOTAL UNITED KINGDOM			438,487,873
UNITED STATES — (0.0%)
#*	Arko Corp.	7,299	60,470
	Primo Water Corp.	27,947	461,964
*	Samsonite International SA	491,100	914,084
TOTAL UNITED STATES			1,436,518
UNKNOWN CO — (0.1%)
	Stellantis NV	152,063	2,915,048
TOTAL COMMON STOCKS			3,193,803,693
PREFERRED STOCKS — (0.4%)
AUSTRALIA — (0.0%)
	Catapult Group International, Ltd.	4,617	5,828
GERMANY — (0.4%)
	Bayerische Motoren Werke AG	12,998	1,115,670
	Biotest AG	2,084	88,481
	Draegerwerk AG & Co., KGaA	3,951	363,144
	Fuchs Petrolub SE	24,806	1,236,046
	Henkel AG & Co., KGaA	13,901	1,409,347
	Jungheinrich AG	27,858	1,532,519
	Porsche Automobil Holding SE	19,627	2,124,253
	Sartorius AG	6,281	3,799,456
	Schaeffler AG	6,250	54,423
	Sixt SE	7,672	635,735
	STO SE & Co., KGaA	1,344	341,109
	Villeroy & Boch AG	866	21,161
TOTAL GERMANY			12,721,344
TOTAL PREFERRED STOCKS			12,727,172
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Service Stream, Ltd. Rights 08/09/21	39,493	0
AUSTRIA — (0.0%)
*	CA Immobilien Anlagen AG Rights 04/20/22	17,925	0
CANADA — (0.0%)
*	Pan American Silver Corp. Rights 02/22/29	39,567	32,840
*	Pan American Silver Corp. Rights 02/22/29	1,089	904
TOTAL CANADA			33,744
ITALY — (0.0%)
*	Intek Group SpA Rights 06/28/24	3,775	255
JAPAN — (0.0%)
*	Fuji Kosan Co., Ltd. Anrechte Rights 09/30/22	2,800	0

International Sustainability Core 1 Portfolio
CONTINUED
	Shares	Value»

SINGAPORE — (0.0%)
* Ezion Holdings, Ltd. Warrants 04/16/23	210,168	$0
TOTAL RIGHTS/WARRANTS		33,999
TOTAL INVESTMENT SECURITIES (Cost $2,315,331,630)		3,206,564,864

			Value†
SECURITIES LENDING COLLATERAL — (3.2%)
@§	The DFA Short Term Investment Fund	9,286,664	107,446,707
TOTAL INVESTMENTS — (100.0%)
(Cost $2,422,764,800)^^			$3,314,011,571
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$897,454	$159,287,736	—	$160,185,190
Austria	—	13,827,495	—	13,827,495
Belgium	758,647	31,237,624	—	31,996,271
Canada	280,488,343	286,906	—	280,775,249
China	—	315,754	—	315,754
Denmark	1,357,979	96,233,787	—	97,591,766
Finland	—	70,230,611	—	70,230,611
France	342,035	306,443,058	—	306,785,093
Germany	2,857,581	223,337,216	—	226,194,797
Hong Kong	136,047	57,482,421	—	57,618,468
Ireland	—	19,511,959	—	19,511,959
Israel	2,936,388	16,791,203	—	19,727,591
Italy	1,425,584	62,949,352	—	64,374,936
Japan	3,115,708	667,047,962	—	670,163,670
Luxembourg	—	88,844	—	88,844
Netherlands	43,745,934	134,194,471	—	177,940,405
New Zealand	18,577	13,496,169	—	13,514,746
Norway	7,079	28,721,905	—	28,728,984
Portugal	3,443	4,858,399	—	4,861,842
Singapore	—	22,034,607	—	22,034,607
Spain	1,695,463	59,245,110	—	60,940,573
Sweden	2,660,400	158,077,247	—	160,737,647
Switzerland	23,881,250	238,832,073	—	262,713,323
United Arab Emirates	—	104,433	—	104,433
United Kingdom	80,224,732	358,263,141	—	438,487,873
United States	461,964	974,554	—	1,436,518
Unknown CO	2,915,048	—	—	2,915,048
Preferred Stocks
Australia	5,828	—	—	5,828
Germany	—	12,721,344	—	12,721,344
Rights/Warrants
Canada	—	33,744	—	33,744
Italy	—	255	—	255
Securities Lending Collateral	—	107,446,707	—	107,446,707
TOTAL	$449,935,484	$2,864,076,087	—	$3,314,011,571

International Social Core Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
		Shares	Value»
COMMON STOCKS — (96.4%)
AUSTRALIA — (5.8%)
#*	3P Learning, Ltd.	16,060	$14,507
*	A2B Australia, Ltd.	22,390	21,869
	Accent Group, Ltd.	97,187	195,127
	Adairs, Ltd.	37,884	115,865
*	Afterpay, Ltd.	1,053	74,850
*	Alliance Aviation Services, Ltd.	20,675	65,207
	ALS, Ltd.	94,373	886,297
	Altium, Ltd.	17,452	435,865
#*	AMA Group, Ltd.	98,167	35,333
	AMP, Ltd.	698,426	535,048
	Ampol, Ltd.	50,086	1,042,699
	Ansell, Ltd.	37,405	1,081,539
	APA Group	59,830	419,826
	Appen, Ltd.	5,001	41,905
*	Arafura Resources, Ltd.	294,627	27,105
	ARB Corp., Ltd.	11,988	412,371
*	Ardent Leisure Group, Ltd.	124,631	89,741
	ASX, Ltd.	2,768	156,806
	Atlas Arteria, Ltd.	76,240	352,215
	AUB Group, Ltd.	4,072	68,925
#	Aurelia Metals, Ltd.	207,134	55,988
	AusNet Services, Ltd.	28,573	38,213
	Australia & New Zealand Banking Group, Ltd.	143,597	2,923,430
*	Australian Agricultural Co., Ltd.	85,892	87,963
#	Australian Ethical Investment, Ltd.	4,055	24,422
	Australian Finance Group, Ltd.	38,224	72,820
	Australian Pharmaceutical Industries, Ltd.	117,548	121,680
	Auswide Bank, Ltd.	5,598	25,710
	AVJennings, Ltd.	17,132	7,830
	Baby Bunting Group, Ltd.	18,497	78,124
	Bank of Queensland, Ltd.	162,610	1,077,826
	Bapcor, Ltd.	83,480	502,010
	Base Resources, Ltd.	44,322	9,285
	Bega Cheese, Ltd.	69,864	264,799
	Bell Financial Group, Ltd.	31,306	40,291
	Bendigo & Adelaide Bank, Ltd.	134,165	1,018,485
	Blackmores, Ltd.	1,938	103,593
	BlueScope Steel, Ltd.	128,152	2,272,560
	Brambles, Ltd.	77,189	660,867
	Bravura Solutions, Ltd.	33,968	84,756
	Breville Group, Ltd.	15,890	377,751
	BWX, Ltd.	29,116	106,735
	Capitol Health, Ltd.	196,117	51,175
	Cardno, Ltd.	56,221	38,842
	Carsales.com, Ltd.	48,626	784,094
	Cash Converters International, Ltd.	147,100	28,621
	Cedar Woods Properties, Ltd.	20,346	99,183
	Challenger, Ltd.	148,840	622,965
*	Champion Iron, Ltd.	47,447	265,131
*	City Chic Collective, Ltd.	5,449	21,353
	Class, Ltd.	5,320	6,649
	Cleanaway Waste Management, Ltd.	424,996	796,427
	Clinuvel Pharmaceuticals, Ltd.	3,606	73,853
	Cochlear, Ltd.	3,878	701,603
	Codan, Ltd.	39,633	491,559

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Coles Group, Ltd.	88,292	$1,136,277
*	Collection House, Ltd.	41,771	5,531
	Collins Foods, Ltd.	35,393	287,348
	Commonwealth Bank of Australia	56,784	4,162,725
	Computershare, Ltd.	89,532	1,029,411
*	Corporate Travel Management, Ltd.	10,914	174,232
	Costa Group Holdings, Ltd.	88,027	207,769
	Credit Corp. Group, Ltd.	11,285	232,310
	CSR, Ltd.	148,769	610,268
	Data#3, Ltd.	13,503	46,277
*	Decmil Group, Ltd.	27,615	7,624
#*	Deep Yellow, Ltd.	18,458	9,793
	Deterra Royalties, Ltd.	67,909	233,296
#	Dicker Data, Ltd.	10,375	88,519
*	Domain Holdings Australia, Ltd.	40,321	144,577
	Domino's Pizza Enterprises, Ltd.	10,129	871,501
	Eagers Automotive, Ltd.	33,965	396,651
#*	Eclipx Group, Ltd.	94,515	163,538
	Elders, Ltd.	29,542	245,833
#*	Emeco Holdings, Ltd.	117,846	103,460
*	Endeavour Group, Ltd.	57,381	279,183
	Enero Group, Ltd.	4,540	10,408
*	Estia Health, Ltd.	58,859	102,040
*	EVENT Hospitality and Entertainment, Ltd.	18,409	169,027
	Evolution Mining, Ltd.	233,419	709,891
*	FAR, Ltd.	2,819	2,803
	Finbar Group, Ltd.	8,281	5,154
	Fleetwood, Ltd.	19,034	35,753
#*	Flight Centre Travel Group, Ltd.	19,842	219,437
	Fortescue Metals Group, Ltd.	301,811	5,514,872
*	G8 Education, Ltd.	258,087	183,987
#*	Galaxy Resources, Ltd.	20,931	71,685
*	Genworth Mortgage Insurance Australia, Ltd.	101,158	151,323
	Gold Road Resources, Ltd.	25,772	24,875
	GR Engineering Services, Ltd.	5,972	6,299
	GrainCorp, Ltd., Class A	48,814	188,134
	Grange Resources, Ltd.	136,583	84,900
*	GTN, Ltd.	1,005	302
	GUD Holdings, Ltd.	14,522	125,761
	GWA Group, Ltd.	56,704	117,124
	Hansen Technologies, Ltd.	30,144	137,559
	Harvey Norman Holdings, Ltd.	123,169	514,405
#*	Helloworld Travel, Ltd.	7,605	8,819
*	HT&E, Ltd.	64,154	78,231
	HUB24, Ltd.	5,119	90,522
#*	Humm Group, Ltd.	108,774	74,741
*	Huon Aquaculture Group, Ltd.	7,569	15,443
	IDP Education, Ltd.	26,622	551,642
	IGO, Ltd.	154,721	1,055,651
	Iluka Resources, Ltd.	110,892	808,387
	Imdex, Ltd.	101,591	156,307
*	Immutep, Ltd.	53,922	18,815
	Immutep, Ltd.	1,814	639
	Incitec Pivot, Ltd.	433,377	854,296
	Infomedia, Ltd.	73,305	75,097
	Inghams Group, Ltd.	73,586	205,462
	Insurance Australia Group, Ltd.	139,940	499,049
	Intega Group, Ltd.	56,221	21,687
	Integral Diagnostics, Ltd.	27,045	105,060

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Integrated Research, Ltd.	9,550	$12,952
#	InvoCare, Ltd.	26,384	207,665
	IOOF Holdings, Ltd.	105,030	323,049
	IPH, Ltd.	36,537	217,278
	IRESS, Ltd.	40,437	419,658
	IVE Group, Ltd.	23,613	26,083
	James Hardie Industries P.L.C.	37,005	1,248,495
*	Japara Healthcare, Ltd.	51,658	52,375
#	JB Hi-Fi, Ltd.	38,033	1,343,084
#	Johns Lyng Group, Ltd.	22,113	92,330
	Jumbo Interactive, Ltd.	6,105	74,295
	Jupiter Mines, Ltd.	187,826	40,601
*	Kingsgate Consolidated, Ltd.	33,671	19,671
#	Kogan.com, Ltd.	4,740	36,296
	Lendlease Corp., Ltd.	55,529	498,417
	Lifestyle Communities, Ltd.	14,952	187,529
	Link Administration Holdings, Ltd.	117,887	420,584
	Lovisa Holdings, Ltd.	9,718	112,453
	Lycopodium, Ltd.	1,624	5,776
*	Lynas Rare Earths, Ltd.	49,484	267,462
	MA Financial Group, Ltd.	3,638	14,887
	MACA, Ltd.	83,592	54,933
	Macmahon Holdings, Ltd.	237,156	38,279
	Macquarie Group, Ltd.	12,714	1,468,099
	Magellan Financial Group, Ltd.	15,570	561,752
	McMillan Shakespeare, Ltd.	27,118	252,529
#	McPherson's, Ltd.	35,328	27,521
	Medibank Pvt, Ltd.	461,081	1,124,523
	Medusa Mining, Ltd.	45,149	27,151
#*	Mesoblast, Ltd.	55,890	77,774
#*	Metals X, Ltd.	186,167	37,453
	Michael Hill International, Ltd.	22,149	13,927
	Mineral Resources, Ltd.	58,225	2,694,022
	MNF Group, Ltd.	9,613	38,819
	Monadelphous Group, Ltd.	21,451	170,275
	Monash IVF Group, Ltd.	62,135	39,640
#	Money3 Corp., Ltd.	29,045	64,946
	Mount Gibson Iron, Ltd.	132,415	83,803
*	Myer Holdings, Ltd.	244,786	89,006
	MyState, Ltd.	15,605	56,723
	National Australia Bank, Ltd.	196,526	3,747,700
	Navigator Global Investments, Ltd.	29,512	38,134
	Netwealth Group, Ltd.	20,913	241,721
	New Energy Solar	42,801	26,107
	Newcrest Mining, Ltd.	54,168	1,046,934
	nib holdings, Ltd.	89,352	471,178
	Nick Scali, Ltd.	11,735	105,765
	Nickel Mines, Ltd.	121,953	98,400
	Nine Entertainment Co. Holdings, Ltd.	359,765	733,566
	Northern Star Resources, Ltd.	167,350	1,246,953
	NRW Holdings, Ltd.	154,462	194,270
*	Nufarm, Ltd.	58,546	185,696
	OFX Group, Ltd.	40,584	43,521
*	OM Holdings, Ltd.	98,157	58,063
	Omni Bridgeway, Ltd.	18,848	47,837
*	oOh!media, Ltd.	191,969	231,461
	Orica, Ltd.	37,151	338,845
*	Orocobre, Ltd.	18,935	114,555
	Orora, Ltd.	264,618	701,332

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Over the Wire Holdings, Ltd.	3,243	$10,893
	OZ Minerals, Ltd.	87,692	1,486,717
	Pacific Current Group, Ltd.	12,386	51,622
	Pact Group Holdings, Ltd.	47,849	130,084
*	Panoramic Resources, Ltd.	433,565	57,305
	Peet, Ltd.	82,024	70,347
	Pendal Group, Ltd.	60,338	358,190
	Perenti Global, Ltd.	188,216	126,400
	Perpetual, Ltd.	10,952	302,688
*	Perseus Mining, Ltd.	278,562	340,430
	Platinum Asset Management, Ltd.	58,479	176,196
#*	Praemium, Ltd.	43,406	35,769
	Premier Investments, Ltd.	23,092	457,131
#	Pro Medicus, Ltd.	9,259	395,796
	PWR Holdings, Ltd.	15,753	84,620
*	Qantas Airways, Ltd.	55,173	185,989
	QBE Insurance Group, Ltd.	123,213	987,417
	Qube Holdings, Ltd.	170,904	368,281
	Ramelius Resources, Ltd.	142,259	176,345
	REA Group, Ltd.	4,473	532,841
*	Red 5, Ltd.	32,090	4,586
	Reece, Ltd.	16,422	284,885
#	Regis Healthcare, Ltd.	30,740	47,044
	Regis Resources, Ltd.	220,548	415,700
*	Reject Shop, Ltd. (The)	5,557	21,573
	Reliance Worldwide Corp., Ltd.	120,466	492,063
#*	Resolute Mining, Ltd.	168,251	66,319
*	Ridley Corp., Ltd.	62,846	52,601
	Rio Tinto, Ltd.	33,798	3,312,541
*	RPMGlobal Holdings, Ltd.	10,615	15,670
	Sandfire Resources, Ltd.	58,335	295,265
	SEEK, Ltd.	16,359	353,877
#	Select Harvests, Ltd.	31,966	186,749
	Servcorp, Ltd.	12,793	31,072
#	Service Stream, Ltd.	111,695	74,358
	Seven Group Holdings, Ltd.	23,187	397,674
*	Seven West Media, Ltd.	229,807	79,175
	SG Fleet Group, Ltd.	17,389	37,957
	Shaver Shop Group, Ltd.	20,068	15,050
	Sigma Healthcare, Ltd.	302,534	139,855
*	Silver Lake Resources, Ltd.	210,030	234,739
	Sims, Ltd.	43,506	525,946
	SmartGroup Corp., Ltd.	14,402	76,329
	Sonic Healthcare, Ltd.	46,904	1,385,844
	Southern Cross Electrical Engineering, Ltd.	53,407	20,002
*	Southern Cross Media Group, Ltd.	72,250	103,612
	Spark Infrastructure Group	227,647	452,739
*	Speedcast International, Ltd.	76,666	0
	SRG Global, Ltd.	113,718	48,801
	St Barbara, Ltd.	257,621	333,544
	Steadfast Group, Ltd.	174,381	570,548
	Suncorp Group, Ltd.	106,963	908,420
	Sunland Group, Ltd.	9,056	17,194
	Super Retail Group, Ltd.	52,878	515,801
*	Superloop, Ltd.	35,475	22,851
*	Sydney Airport	64,792	372,824
*	Syrah Resources, Ltd.	121,694	125,579
#	Tassal Group, Ltd.	58,013	138,134
	Technology One, Ltd.	53,605	372,590

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Telstra Corp., Ltd.	429,377	$1,195,997
#*	Temple & Webster Group, Ltd.	9,790	85,966
*	Tiger Resources, Ltd.	219,444	32
#	TPG Telecom, Ltd.	70,614	322,197
	Transurban Group	62,453	658,741
*	Tuas, Ltd.	44,136	20,662
*	Uniti Group, Ltd.	12,121	31,101
	Vita Group, Ltd.	25,228	18,676
	Viva Energy Group, Ltd.	192,437	291,856
#*	Webjet, Ltd.	30,211	110,932
	Wesfarmers, Ltd.	49,629	2,237,605
	Western Areas, Ltd.	105,777	203,281
*	Westgold Resources, Ltd.	62,236	79,849
	Westpac Banking Corp.	181,873	3,266,884
	Woolworths Group, Ltd.	57,381	1,641,454
	Worley, Ltd.	59,222	486,296
*	Xero, Ltd.	6,086	631,437
TOTAL AUSTRALIA			95,823,094
AUSTRIA — (0.8%)
	Addiko Bank AG	1,072	18,106
	Agrana Beteiligungs AG	4,134	87,791
*	ams AG	45,328	866,164
	ANDRITZ AG	14,055	773,799
	AT&S Austria Technologie & Systemtechnik AG	8,985	411,639
	Atrium European Real Estate, Ltd.	26,824	93,146
	BAWAG Group AG	5,727	325,348
#*	DO & CO AG	1,322	107,985
	Erste Group Bank AG	40,394	1,565,291
	EVN AG	8,047	194,822
	Fabasoft AG	710	34,944
*	FACC AG	1,800	18,563
*	Flughafen Wien AG	563	18,692
*	IMMOFINANZ AG	9,340	221,461
*	Lenzing AG	3,653	471,142
	Mayr Melnhof Karton AG	1,587	337,686
#	Oesterreichische Post AG	5,490	289,812
	OMV AG	19,841	1,071,290
	Palfinger AG	2,862	123,807
	POLYTEC Holding AG	2,865	34,251
*	Porr AG	2,673	52,178
	Raiffeisen Bank International AG	51,851	1,226,004
	Rhi Magnesita NV	3,146	169,009
	Rhi Magnesita NV	7,255	382,268
	Rosenbauer International AG	724	41,781
	S IMMO AG	8,446	201,318
#	S&T AG	7,883	200,060
*	Schoeller-Bleckmann Oilfield Equipment AG	1,480	53,977
	Semperit AG Holding	1,647	60,668
	Strabag SE	4,197	190,426
	Telekom Austria AG, Class A	26,772	228,159
	UBM Development AG	1,080	53,705
	UNIQA Insurance Group AG	30,482	261,275
#	Verbund AG	1,562	144,079
	voestalpine AG	30,887	1,362,600
	Wienerberger AG	24,190	988,792
	Zumtobel Group AG	4,872	51,637
TOTAL AUSTRIA			12,733,675

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (1.1%)
	Ackermans & van Haaren NV	6,610	$1,139,056
	Ageas SA	33,186	1,752,409
*	AGFA-Gevaert NV	57,317	282,705
*	Argenx SE, ADR	932	283,729
	Atenor	685	49,075
	Banque Nationale de Belgique	19	39,454
	Barco NV	7,673	191,686
	Bekaert SA	10,030	476,346
*	bpost SA	20,562	230,906
	Cie d'Entreprises CFE	2,314	236,345
	Deceuninck NV	13,585	55,608
	D'ieteren Group	6,984	1,119,384
	Econocom Group SA	34,290	149,119
#	Elia Group SA	3,993	471,936
	Etablissements Franz Colruyt NV	10,547	599,677
	EVS Broadcast Equipment SA	3,189	66,227
#	Exmar NV	9,024	39,609
	Fagron	10,265	212,919
	Gimv NV	5,769	368,109
#	Immobel SA	565	47,852
	Jensen-Group NV	1,201	41,951
	KBC Group NV	22,611	1,820,698
*	Kinepolis Group NV	2,693	139,866
	Lotus Bakeries NV	73	426,053
	Melexis NV	3,794	422,878
*	Ontex Group NV	18,660	207,563
*	Oxurion NV	7,971	21,093
*	Picanol	441	39,904
	Proximus SADP	47,228	970,548
	Recticel SA	11,663	192,190
	Resilux	280	58,602
	Roularta Media Group NV	370	6,304
	Shurgard Self Storage SA	988	52,961
	Solvay SA	19,811	2,645,888
	Telenet Group Holding NV	8,229	308,846
	TER Beke SA	198	26,745
*	Tessenderlo Group SA	6,656	281,558
	UCB SA	8,551	924,853
#	Umicore SA	26,696	1,656,934
	Van de Velde NV	1,236	36,516
	VGP NV	1,498	308,398
TOTAL BELGIUM			18,402,500
CANADA — (9.9%)
*	5N Plus, Inc.	21,900	46,693
#	Absolute Software Corp.	8,900	122,058
#	Acadian Timber Corp.	3,200	45,040
*	AcuityAds Holdings, Inc.	6,617	53,993
	Aecon Group, Inc.	18,295	298,416
	AG Growth International, Inc.	4,100	106,312
	AGF Management, Ltd., Class B	23,287	140,924
	Agnico Eagle Mines, Ltd.	13,229	855,652
#*	Aimia, Inc.	25,250	95,730
#*	Air Canada	16,658	333,534
#	AirBoss of America Corp.	3,978	118,358
	Alamos Gold, Inc., Class A	76,755	623,834
	Alamos Gold, Inc., Class A	21,200	172,140
*	Alexco Resource Corp.	1,285	2,853
#	Algoma Central Corp.	3,100	38,589

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Alimentation Couche-Tard, Inc., Class B	42,995	$1,733,102
#	AltaGas, Ltd.	63,164	1,337,096
	Altus Group, Ltd.	4,716	221,965
*	Amerigo Resources, Ltd.	32,000	32,575
#*	Argonaut Gold, Inc.	81,374	219,154
*	Aritzia, Inc.	16,150	473,652
#*	ATS Automation Tooling Systems, Inc.	8,780	264,329
*	AutoCanada, Inc.	4,621	188,011
	B2Gold Corp.	176,791	741,117
	Badger Infrastructure Solutions, Ltd.	7,456	208,273
#	Bank of Montreal	15,304	1,515,312
	Bank of Montreal	33,583	3,348,225
#	Bank of Nova Scotia (The)	12,950	808,285
#	Bank of Nova Scotia (The)	54,096	3,377,754
	Barrick Gold Corp.	79,297	1,726,296
	Barrick Gold Corp.	13,588	294,321
#	BCE, Inc.	3,715	185,410
	BCE, Inc.	4,498	224,495
	Bird Construction, Inc.	4,600	31,488
*	Black Diamond Group, Ltd.	7,742	25,132
*	BlackBerry, Ltd.	24,440	248,788
	BMTC Group, Inc.	3,210	40,833
#*	Bombardier, Inc., Class B	241,471	288,387
#	Boralex, Inc., Class A	15,766	496,257
	Bridgemarq Real Estate Services	1,100	14,768
*	Brookfield Asset Management Reinsurance Partners, Ltd., Class A	107	5,820
	Brookfield Asset Management, Inc., Class A	15,569	840,570
	BRP, Inc.	5,568	466,514
	Calian Group, Ltd.	1,100	53,854
	Cameco Corp.	7,158	127,313
	Cameco Corp.	70,483	1,254,597
	Canaccord Genuity Group, Inc.	29,719	323,965
*	Canada Goose Holdings, Inc.	10,610	450,182
	Canadian Imperial Bank of Commerce	27,326	3,177,447
	Canadian Imperial Bank of Commerce	17,664	2,053,263
	Canadian National Railway Co.	9,800	1,064,835
	Canadian National Railway Co.	17,171	1,865,286
#	Canadian Pacific Railway, Ltd.	10,500	779,673
	Canadian Pacific Railway, Ltd.	14,235	1,057,945
#	Canadian Tire Corp., Ltd., Class A	10,832	1,666,475
#	Canadian Utilities, Ltd., Class A	12,583	368,635
	Canadian Utilities, Ltd., Class B	500	14,484
	Canadian Western Bank	27,023	736,656
*	Canfor Corp.	17,127	330,707
*	Canfor Pulp Products, Inc.	11,391	61,812
*	Capstone Mining Corp.	94,575	423,753
	Cascades, Inc.	26,194	335,718
	CCL Industries, Inc., Class B	17,433	999,785
*	Celestica, Inc.	32,828	291,184
	Centerra Gold, Inc.	64,603	519,372
	Cervus Equipment Corp.	2,500	28,936
*	CES Energy Solutions Corp.	71,198	92,450
*	CGI, Inc.	12,994	1,181,544
*	CGI, Inc.	7,900	718,637
#	Chesswood Group, Ltd.	2,800	26,303
	China Gold International Resources Corp., Ltd.	56,934	143,750
	CI Financial Corp.	46,364	845,448
	Cogeco Communications, Inc.	6,247	591,502
	Cogeco, Inc.	1,976	147,281

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Colabor Group, Inc.	11,200	$10,144
	Colliers International Group, Inc.	1,020	130,877
	Colliers International Group, Inc.	6,483	833,649
	Computer Modelling Group, Ltd.	15,890	55,276
	Constellation Software, Inc.	1,366	2,188,085
#*	Copper Mountain Mining Corp.	51,894	150,158
#	Corus Entertainment, Inc., Class B	63,465	294,535
*	Denison Mines Corp.	140,508	152,041
*	Descartes Systems Group, Inc. (The)	2,874	208,825
	Dexterra Group, Inc.	16,180	86,243
#*	DIRTT Environmental Solutions	12,800	58,685
	Dollarama, Inc.	20,251	953,628
	Doman Building Materials Group, Ltd.	20,500	113,378
*	Dorel Industries, Inc., Class B	8,016	91,044
	DREAM Unlimited Corp., Class A	9,274	199,578
	Dundee Precious Metals, Inc.	41,531	251,330
	Dynacor Gold Mines, Inc.	9,100	19,256
#	ECN Capital Corp.	64,765	544,553
	E-L Financial Corp., Ltd.	200	147,804
#*	Eldorado Gold Corp.	36,906	344,923
*	Eldorado Gold Corp.	5,549	51,768
	Element Fleet Management Corp.	121,652	1,392,426
	Empire Co., Ltd., Class A	28,697	942,382
	Enbridge, Inc.	28,266	1,114,247
	Enbridge, Inc.	26,040	1,024,674
	Endeavour Mining P.L.C.	38,760	923,016
	Enghouse Systems, Ltd.	7,732	348,981
*	Ensign Energy Services, Inc.	37,617	54,574
#*	Equinox Gold Corp.	11,142	77,519
	Equitable Group, Inc.	2,750	330,635
#*	ERO Copper Corp.	10,787	217,106
	Evertz Technologies, Ltd.	4,600	52,578
	Exchange Income Corp.	4,758	157,087
	Exco Technologies, Ltd.	6,801	56,039
#	Extendicare, Inc.	16,049	106,513
	Fairfax Financial Holdings, Ltd.	3,070	1,293,209
	Fiera Capital Corp., Class A	15,753	139,903
	Finning International, Inc.	36,935	955,052
	Firm Capital Mortgage Investment Corp.	9,400	115,353
#	First Majestic Silver Corp.	14,400	197,424
*	First Mining Gold Corp.	44,500	13,911
	First National Financial Corp.	3,000	110,877
	First Quantum Minerals, Ltd.	84,509	1,809,940
	FirstService Corp.	4,525	841,469
	FirstService Corp.	1,700	316,645
#*	Fission Uranium Corp.	72,500	31,380
#*	Fortuna Silver Mines, Inc.	71,807	341,308
*	Fortuna Silver Mines, Inc.	1,312	6,232
#*	Galiano Gold, Inc.	35,902	35,396
*	GDI Integrated Facility Services, Inc.	2,600	120,038
#	George Weston, Ltd.	14,189	1,471,443
#	Gibson Energy, Inc.	29,035	532,014
	Gildan Activewear, Inc.	4,100	141,344
	Gildan Activewear, Inc.	7,979	275,196
	goeasy, Ltd.	4,750	651,050
*	Golden Star Resources, Ltd.	10,349	27,208
#*	GoldMoney, Inc.	5,800	13,203
	Great-West Lifeco, Inc.	24,753	744,812
	Guardian Capital Group, Ltd., Class A	5,628	148,865

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Hardwoods Distribution, Inc.	1,658	$46,859
*	Heroux-Devtek, Inc.	8,414	117,281
	High Liner Foods, Inc.	5,650	59,417
	HLS Therapeutics, Inc.	700	9,550
*	Home Capital Group, Inc., Class B	23,185	721,976
	Hudbay Minerals, Inc.	31,643	226,564
	Hudbay Minerals, Inc.	38,089	272,021
	Hydro One, Ltd.	17,100	422,155
#*	i-80 Gold Corp.	22,660	47,587
	iA Financial Corp., Inc.	23,900	1,322,201
#*	IAMGOLD Corp.	108,961	297,817
*	IAMGOLD Corp.	4,292	11,760
*	IBI Group, Inc.	3,800	31,646
	IGM Financial, Inc.	17,500	617,606
*	Imperial Metals Corp.	8,316	31,528
	Information Services Corp.	3,800	86,167
#	Innergex Renewable Energy, Inc.	20,076	349,985
	Intact Financial Corp.	10,041	1,368,203
	Inter Pipeline, Ltd.	64,567	1,034,024
	Interfor Corp.	21,569	442,410
#	Intertape Polymer Group, Inc.	23,559	524,394
#*	Invesque, Inc.	3,800	9,804
#*	Ivanhoe Mines, Ltd., Class A	109,833	815,208
	Jamieson Wellness, Inc.	4,873	136,589
*	Karora Resources, Inc.	5,800	17,759
	K-Bro Linen, Inc.	1,451	50,464
#	Keyera Corp.	45,466	1,217,189
#*	Kinaxis, Inc.	3,895	505,326
	Kinross Gold Corp.	380,521	2,491,870
	Kinross Gold Corp.	27,330	179,285
	Kirkland Lake Gold, Ltd.	42,618	1,822,443
*	Knight Therapeutics, Inc.	28,671	117,662
	KP Tissue, Inc.	3,500	29,288
	Labrador Iron Ore Royalty Corp.	12,609	501,389
#*	Largo Resources, Ltd.	4,043	66,114
	Lassonde Industries, Inc., Class A	879	121,585
#	Laurentian Bank of Canada	12,373	420,500
	Leon's Furniture, Ltd.	7,406	137,660
	LifeWorks, Inc.	12,200	347,049
*	Lightspeed POS, Inc.	900	76,977
#	Linamar Corp.	14,328	847,782
	Loblaw Cos., Ltd.	16,488	1,115,439
#*	Lucara Diamond Corp.	114,752	66,224
*	Lundin Gold, Inc.	7,913	71,735
	Lundin Mining Corp.	163,319	1,488,407
	Magellan Aerospace Corp.	4,737	38,842
	Magna International, Inc.	27,484	2,304,285
	Magna International, Inc.	31,793	2,665,207
*	Mainstreet Equity Corp.	900	79,706
	Manulife Financial Corp.	110,993	2,145,495
	Maple Leaf Foods, Inc.	15,900	314,916
	Martinrea International, Inc.	28,236	286,524
*	MDF Commerce, Inc.	2,100	16,832
	Medical Facilities Corp.	14,050	92,908
	Melcor Developments, Ltd.	3,200	32,344
	Metro, Inc.	19,068	988,878
	Morguard Corp.	700	77,384
	MTY Food Group, Inc.	2,985	162,649
#	Mullen Group, Ltd.	29,081	315,844

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	National Bank of Canada	52,657	$4,030,312
	Neo Performance Materials, Inc.	1,900	28,509
*	New Gold, Inc.	178,103	291,223
#	NFI Group, Inc.	16,244	352,717
	North American Construction Group, Ltd.	7,400	110,917
#	North American Construction Group, Ltd.	5,792	86,764
	North West Co., Inc. (The)	11,509	335,418
	Northland Power, Inc.	1,983	69,586
	Nutrien, Ltd.	35,473	2,107,106
*	OceanaGold Corp.	197,015	383,734
	Onex Corp.	18,754	1,429,549
	Open Text Corp.	5,600	290,862
	Open Text Corp.	19,263	999,942
#	Osisko Gold Royalties, Ltd.	12,816	174,741
	Osisko Gold Royalties, Ltd.	17,699	241,414
*	Osisko Mining, Inc.	9,905	25,247
	Pan American Silver Corp.	31,696	889,702
	Park Lawn Corp.	4,700	135,884
#	Parkland Corp.	34,585	1,100,810
	Pason Systems, Inc.	14,685	93,459
	Pembina Pipeline Corp.	57,666	1,905,861
	PHX Energy Services Corp.	8,838	29,186
	Pizza Pizza Royalty Corp.	7,900	72,567
*	Points International, Ltd.	1,000	16,648
*	Points International, Ltd.	1,715	28,692
	Polaris Infrastructure, Inc.	6,500	97,635
	PrairieSky Royalty, Ltd.	27,298	305,888
*	Precision Drilling Corp.	1,898	63,141
#*	Precision Drilling Corp.	992	33,025
#	Premium Brands Holdings Corp., Class A	9,754	997,447
#*	Pretium Resources, Inc.	39,757	370,933
	Quarterhill, Inc.	31,600	60,282
#	Quebecor, Inc., Class B	28,612	748,554
#*	Real Matters, Inc.	12,900	132,040
*	Recipe Unlimited Corp.	5,300	94,522
	Restaurant Brands International, Inc.	14,891	1,015,417
*	RF Capital Group, Inc.	6,961	13,893
	Richelieu Hardware, Ltd.	9,771	340,763
	Ritchie Bros Auctioneers, Inc.	1,000	59,699
	Ritchie Bros Auctioneers, Inc.	11,797	704,635
	Rogers Communications, Inc., Class B	16,087	821,113
	Rogers Communications, Inc., Class B	17,335	884,605
#	Rogers Sugar, Inc.	23,918	111,960
	Royal Bank of Canada	38,519	3,895,742
	Royal Bank of Canada	88,652	8,966,263
	Russel Metals, Inc.	15,165	427,868
#*	Sabina Gold & Silver Corp.	40,900	62,288
*	Sandstorm Gold, Ltd.	3,411	26,848
	Saputo, Inc.	18,080	521,706
#	Savaria Corp.	5,400	91,024
#	Secure Energy Services, Inc.	47,686	161,298
	Shaw Communications, Inc., Class B	8,279	241,814
	Shaw Communications, Inc., Class B	59,158	1,726,230
*	ShawCor, Ltd.	16,294	64,648
*	Shopify, Inc., Class A	533	799,463
	Sienna Senior Living, Inc.	13,800	175,984
*	Sierra Wireless, Inc.	8,998	174,021
#	Sleep Country Canada Holdings, Inc.	13,187	310,861
#	SNC-Lavalin Group, Inc.	30,349	807,620

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Spin Master Corp.	4,550	$174,436
	SSR Mining, Inc.	27,376	445,663
#	SSR Mining, Inc.	17,200	279,672
#	Stantec, Inc.	1,327	61,776
	Stantec, Inc.	18,409	855,834
#	Stelco Holdings, Inc.	8,799	290,573
	Stella-Jones, Inc.	11,395	413,475
*	Storm Resources, Ltd.	27,400	79,503
	Sun Life Financial, Inc.	425	22,136
	Sun Life Financial, Inc.	24,036	1,250,593
*	SunOpta, Inc.	10,400	109,200
*	SunOpta, Inc.	4,092	43,098
	Superior Plus Corp.	53,070	666,991
*	Taseko Mines, Ltd.	65,679	117,923
	TELUS Corp.	2,996	66,543
	TerraVest Industries, Inc.	1,300	20,830
#	TFI International, Inc.	29,167	3,265,039
	Thomson Reuters Corp.	7,062	748,501
#	Tidewater Midstream and Infrastructure, Ltd.	71,300	80,581
	Timbercreek Financial Corp.	20,935	162,768
	TMX Group, Ltd.	6,447	708,002
*	Topicus.com, Inc.	1,200	90,377
*	Torex Gold Resources, Inc.	28,014	315,034
	Toromont Industries, Ltd.	17,725	1,497,873
	Toronto-Dominion Bank (The)	6,849	455,374
	Toronto-Dominion Bank (The)	53,477	3,553,547
*	Total Energy Services, Inc.	13,840	44,595
#	Transcontinental, Inc., Class A	23,619	467,420
*	Treasury Metals, Inc.	1,484	1,047
*	Trevali Mining Corp.	127,243	23,458
#*	Trican Well Service, Ltd.	69,115	145,144
	Tricon Residential, Inc.	22,747	272,577
*	Trisura Group, Ltd.	3,550	132,602
*	Turquoise Hill Resources, Ltd.	20,594	343,665
*	Uni-Select, Inc.	7,611	94,253
	VersaBank	2,400	25,585
*	Viemed Healthcare, Inc.	5,400	37,570
	Wajax Corp.	6,875	122,666
	Waste Connections, Inc.	8,445	1,069,897
#*	Wesdome Gold Mines, Ltd.	28,500	288,290
	West Fraser Timber Co., Ltd.	16,119	1,156,211
#	Western Forest Products, Inc.	128,611	198,957
	Westshore Terminals Investment Corp.	16,246	280,490
	Wheaton Precious Metals Corp.	8,900	410,735
*	WildBrain, Ltd.	40,263	84,231
	Winpak, Ltd.	3,432	112,153
	WSP Global, Inc.	12,089	1,434,963
#	Yamana Gold, Inc.	139,814	626,451
	Yellow Pages, Ltd.	5,429	62,401
TOTAL CANADA			162,129,172
CHINA — (0.0%)
*	FIH Mobile, Ltd.	830,000	113,408
	TK Group Holdings, Ltd.	54,000	19,549
TOTAL CHINA			132,957
DENMARK — (1.7%)
*	ALK-Abello A.S.	1,030	507,798

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
#	Alm Brand A.S.	15,888	$115,352
	Ambu A.S., Class B	4,610	170,555
	AP Moller - Maersk A.S., Class A	161	430,418
	AP Moller - Maersk A.S., Class B	224	621,650
*	Bang & Olufsen A.S.	23,220	129,414
	BankNordik P/F	1,197	31,869
*	Bavarian Nordic A.S.	15,768	639,953
*	Brodrene Hartmann A.S.	947	76,410
	Chr Hansen Holding A.S.	8,059	724,751
	Coloplast A.S., Class B	4,151	759,067
	Columbus A.S.	25,009	42,646
	Danske Bank A.S.	65,390	1,146,026
#*	Demant A.S.	11,639	711,346
*	Dfds A.S.	9,464	522,722
*	Drilling Co. of 1972 A.S. (The)	1,730	66,733
	DSV Panalpina A.S.	6,231	1,518,899
	FLSmidth & Co. A.S.	8,084	299,625
	GN Store Nord A.S.	32,830	2,877,004
	GronlandsBANKEN A.S.	259	25,692
*	ISS A.S.	40,608	958,294
	Jeudan A.S.	1,620	67,394
*	Jyske Bank A.S.	15,613	757,600
	Matas A.S.	9,339	166,493
	Netcompany Group A.S.	4,383	541,471
*	Nilfisk Holding A.S.	8,267	290,105
*	NKT A.S.	10,252	487,176
#	NNIT A.S.	2,649	57,082
*	NTG Nordic Transport Group A.S.	239	18,568
	Orsted A.S.	5,357	794,551
	Pandora A.S.	33,621	4,349,112
*	Parken Sport & Entertainment A.S.	1,139	14,268
	Per Aarsleff Holding A.S.	4,485	193,294
	Ringkjoebing Landbobank A.S.	7,222	820,059
	Rockwool International A.S., Class A	970	447,960
	Rockwool International A.S., Class B	1,889	1,002,352
#	RTX A.S.	1,768	48,833
	Schouw & Co., A.S.	3,662	391,798
	SimCorp A.S.	7,296	1,013,750
	Solar A.S., Class B	1,580	153,655
	SP Group A.S.	191	11,726
	Spar Nord Bank A.S.	22,279	267,822
	Sydbank A.S.	15,118	462,832
	TCM Group A.S.	432	10,768
*	Tivoli A.S.	499	69,234
	Topdanmark A.S.	12,495	636,286
	Tryg A.S.	27,952	690,827
	UIE P.L.C.	387	105,401
#	Vestas Wind Systems A.S.	37,010	1,364,727
TOTAL DENMARK			27,611,368
FINLAND — (2.1%)
	Aktia Bank Oyj	12,613	176,824
	Alandsbanken Abp, Class B	698	23,347
	Alma Media Oyj	6,819	90,475
	Aspo Oyj	5,171	59,346
	Atria Oyj, Class A	4,031	58,734
	Cargotec Oyj, Class B	8,754	470,573
	Caverion Oyj	2,736	23,738
	Citycon Oyj	7,699	67,721

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Digia Oyj	3,511	$33,359
	Elisa Oyj	22,402	1,439,803
	Enento Group Oyj	967	44,152
#*	Finnair Oyj	179,335	143,767
	Fiskars Oyj Abp	7,879	193,087
	Fortum Oyj	52,029	1,433,413
	F-Secure Oyj	15,273	74,913
	Harvia Oyj	1,461	106,496
	HKScan Oyj, Class A	10,963	28,168
	Huhtamaki Oyj	31,301	1,667,102
	Ilkka-Yhtyma Oyj	2,909	17,004
	Kamux Corp.	5,559	114,709
	Kemira Oyj	32,835	553,352
	Kesko Oyj, Class A	22,342	867,708
	Kesko Oyj, Class B	52,528	2,251,452
	Kojamo Oyj	15,167	373,952
	Kone Oyj, Class B	11,103	919,624
	Konecranes Oyj, Class A	13,484	580,400
	Lassila & Tikanoja Oyj	12,008	212,502
	Metsa Board Oyj	34,526	381,657
	Metso Outotec Oyj	120,615	1,369,477
	Neles Oyj	29,515	456,605
	Neste Oyj	37,963	2,333,615
*	Nokia Oyj	369,101	2,267,882
	Nokian Renkaat Oyj	28,487	1,201,453
	Nordea Bank Abp	83,521	978,065
	Nordea Bank Abp	54,225	636,379
	Oriola Oyj, Class A	2,227	5,309
	Oriola Oyj, Class B	38,503	88,797
*	Outokumpu Oyj	91,094	649,916
	Ponsse Oyj	2,973	151,615
*	QT Group Oyj	471	63,786
	Raisio Oyj, Class V	15,215	71,371
	Raute Oyj, Class A	401	10,944
	Revenio Group Oyj	4,498	365,007
	Rovio Entertainment Oyj	1,950	16,517
	Sampo Oyj, Class A	26,545	1,277,574
	Sanoma Oyj	25,923	480,786
	Stora Enso Oyj, Class R	77,040	1,525,521
	Teleste Oyj	3,087	22,871
	TietoEVRY Oyj	19,072	641,475
	Tokmanni Group Corp.	20,394	588,825
	UPM-Kymmene Oyj	58,715	2,399,411
	Uponor Oyj	18,691	596,076
	Vaisala Oyj, Class A	882	40,992
	Valmet Oyj	37,202	1,552,548
	Wartsila OYJ Abp	94,420	1,422,396
	YIT Oyj	41,269	250,238
TOTAL FINLAND			33,872,829
FRANCE — (8.1%)
	ABC arbitrage	8,155	69,297
*	Accor SA	20,067	710,173
*	Aeroports de Paris	2,927	354,801
	Air Liquide SA	35,178	6,117,751
*	Airbus SE	23,263	3,190,954
*	Akka Technologies	4,517	252,318
	AKWEL	3,913	112,793
	ALD SA	10,128	148,273

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*	Alstom SA	9,199	$381,541
	Altamir	3,848	106,769
	Alten SA	6,197	985,110
	Amundi SA	10,530	972,481
	Arkema SA	21,109	2,686,847
	Assystem SA	1,573	56,611
*	ATEME SA	482	7,558
	Atos SE	20,684	989,164
	Aubay	1,711	98,641
	AXA SA	76,328	1,976,668
	Axway Software SA	1,727	58,182
	Bastide le Confort Medical	789	44,551
*	Beneteau SA	9,994	163,341
*	Bigben Interactive	3,977	72,782
	BNP Paribas SA	57,218	3,489,104
	Boiron SA	1,900	98,617
#	Bollore SA	140,211	783,544
	Bonduelle SCA	4,816	120,495
*	Bourbon Corp.	3,477	0
	Bouygues SA	52,258	2,014,098
	Bureau Veritas SA	34,386	1,135,554
	Burelle SA	30	25,693
	Capgemini SE	13,980	3,021,814
	Carrefour SA	142,924	2,654,709
*	Casino Guichard Perrachon SA	9,663	273,167
*	Cegedim SA	1,561	52,779
*	CGG SA	219,811	153,667
	Chargeurs SA	4,384	113,809
	Cie de Saint-Gobain	52,183	3,729,949
#*	Cie des Alpes	5,270	76,890
	Cie Generale des Etablissements Michelin SCA	29,917	4,886,712
	Cie Plastic Omnium SA	16,477	522,929
#	CNP Assurances	23,182	394,052
*	Coface SA	26,139	328,118
	Credit Agricole SA	56,025	781,185
	Danone SA	46,714	3,435,978
	Dassault Systemes SE	11,040	608,991
	Delta Plus Group	346	36,306
*	Derichebourg SA	27,761	293,238
	Edenred	25,389	1,474,998
	Eiffage SA	24,726	2,520,683
	Electricite de France SA	73,291	889,719
*	Elior Group SA	28,156	193,008
*	Elis SA	61,787	1,108,013
	Engie SA	92,795	1,237,450
*	Eramet SA	2,328	186,161
*	ESI Group	181	12,456
	EssilorLuxottica SA	7,122	1,344,512
#	Eutelsat Communications SA	59,830	651,014
*	Exel Industries, Class A	266	26,238
	Faurecia SE	30,033	1,340,448
	Faurecia SE	1,345	61,283
	Fnac Darty SA	5,111	354,765
	Fnac Darty SA	903	62,450
	Gaztransport Et Technigaz SA	3,911	313,615
	Getlink SE	12,391	198,486
*	GL Events	2,690	42,802
	Groupe Crit	826	67,118
	Groupe Gorge SA	802	15,058

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Guerbet	2,118	$78,984
*	Haulotte Group SA	2,041	14,523
	Hermes International	940	1,437,049
	HEXAOM	901	46,945
*	ID Logistics Group	479	153,402
#	Iliad SA	10,199	2,197,935
	Imerys SA	8,616	399,094
	Ipsen SA	6,267	669,694
	IPSOS	10,845	503,840
	Jacquet Metals SACA	3,858	92,210
*	JCDecaux SA	19,782	539,634
	Kaufman & Broad SA	7,894	350,265
	Kering SA	3,527	3,164,208
	Korian SA	17,570	666,995
*	Lagardere SA	28,664	799,506
	Lectra	6,056	246,752
	Legrand SA	20,662	2,328,522
	Linedata Services	1,500	72,419
	LISI	5,674	193,448
	LNA Sante SA	1,112	70,062
	L'Oreal SA	4,186	1,915,068
	LVMH Moet Hennessy Louis Vuitton SE	13,701	10,969,939
	Maisons du Monde SA	12,403	283,795
	Manitou BF SA	2,548	83,787
	Manutan International	278	25,859
	Mersen SA	4,927	195,713
*	METabolic EXplorer SA	7,040	35,220
	Metropole Television SA	10,154	203,324
*	Neoen SA	307	13,314
	Nexans SA	6,931	663,389
	Nexity SA	14,755	743,270
*	Nicox	1,341	5,137
	NRJ Group	4,221	30,745
*	Oeneo SA	5,302	81,634
*	OL Groupe SA	4,903	12,971
	Orange SA	504,080	5,609,973
	Orpea SA	7,826	993,803
	Publicis Groupe SA	53,683	3,389,041
	Quadient SA	10,199	299,355
*	Rallye SA	1,703	11,330
#*	Recylex SA	3,158	1,298
*	Renault SA	32,977	1,252,487
	Rexel SA	65,149	1,375,420
	Robertet SA	177	210,091
	Rothschild & Co.	6,513	243,745
	Rubis SCA	13,553	543,681
	Safran SA	16,211	2,121,604
	Samse SA	48	10,536
	Savencia SA	1,061	85,080
	SCOR SE	40,801	1,139,434
	SEB SA	5,772	959,065
	SES SA, Class A	82,028	632,385
	Societe BIC SA	6,130	415,588
	Societe Generale SA	70,362	2,060,600
	Societe pour l'Informatique Industrielle	1,990	82,128
*	SOITEC	3,223	772,622
#*	Solocal Group	15,928	30,062
	Somfy SA	1,802	345,028
	Sopra Steria Group SACA	3,729	741,345

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	SPIE SA	27,246	$645,363
#*	SRP Groupe SA	5,390	21,083
	Stef SA	1,222	142,050
	STMicroelectronics NV	93,340	3,841,291
#	STMicroelectronics NV	3,197	131,940
	Suez SA	37,066	864,624
	Sword Group	1,865	100,343
	Synergie SE	2,431	106,691
	Teleperformance	9,363	3,949,281
	Television Francaise 1	14,992	143,147
	Thermador Groupe	1,879	209,523
	Tikehau Capital SCA	1,456	45,684
	Total Gabon	250	40,187
*	Touax SA	1,701	17,029
	Trigano SA	1,798	388,909
*	Ubisoft Entertainment SA	13,221	838,129
	Union Financiere de France BQE SA	1,264	26,613
	Valeo	53,223	1,538,986
*	Vallourec SA	7,700	74,701
	Veolia Environnement SA	22,505	738,106
	Verallia SA	5,192	192,529
	Vetoquinol SA	622	90,299
	Vilmorin & Cie SA	2,171	145,705
	Vinci SA	33,994	3,599,095
	Virbac SA	860	347,340
#	Vivendi SE	19,067	644,206
*	Wavestone	1,030	51,309
*	Worldline SA	15,481	1,449,009
*	X-Fab Silicon Foundries SE	1,310	12,417
TOTAL FRANCE			133,698,223
GERMANY — (6.9%)
	1&1 AG	11,388	337,885
	7C Solarparken AG	9,723	43,811
	Aareal Bank AG	14,261	359,631
	Adesso SE	332	60,968
	Adidas AG	7,931	2,878,583
*	ADVA Optical Networking SE	14,838	220,728
	AIXTRON SE	2,091	51,580
	All for One Group SE	614	48,809
	Allgeier SE	1,208	34,094
	Allianz SE	15,781	3,922,578
	Amadeus Fire AG	334	67,101
	Aroundtown SA	107,353	840,261
	Atoss Software AG	1,303	264,980
#*	Aumann AG	643	14,367
	Aurubis AG	9,731	985,466
	Basler AG	511	67,038
*	Bauer AG	4,758	70,770
	Bayerische Motoren Werke AG	41,425	4,118,940
	BayWa AG	4,809	220,496
	Bechtle AG	5,456	1,126,569
	Bertrandt AG	1,821	107,706
*	Bijou Brigitte AG	1,184	32,997
	Bilfinger SE	8,032	247,027
*	Borussia Dortmund GmbH & Co., KGaA	13,186	95,770
	Brenntag SE	27,483	2,744,983
	CANCOM SE	6,509	409,061
	Carl Zeiss Meditec AG	534	118,928

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
*	CECONOMY AG	43,005	$206,318
	CENIT AG	1,138	20,040
	Cewe Stiftung & Co., KGaA	2,318	347,475
*	Commerzbank AG	254,263	1,637,439
	CompuGroup Medical SE & Co., KgaA	4,659	373,750
*	Continental AG	18,157	2,466,539
#*	Corestate Capital Holding SA	3,697	55,270
	Covestro AG	46,187	2,975,421
	CropEnergies AG	9,615	113,219
*	CTS Eventim AG & Co., KGaA	11,889	807,799
	Daimler AG	90,613	8,086,252
*	Deutsche Bank AG	182,842	2,287,353
	Deutsche Beteiligungs AG	3,648	161,261
	Deutsche Boerse AG	13,264	2,213,283
	Deutsche EuroShop AG	3,175	75,354
#*	Deutsche Lufthansa AG	29,710	335,556
	Deutsche Pfandbriefbank AG	35,125	386,923
	Deutsche Post AG	56,332	3,817,685
	Deutsche Telekom AG	387,246	8,036,961
	Deutsche Wohnen SE	16,729	1,044,421
*	Deutz AG	31,772	269,863
	DIC Asset AG	8,141	147,078
	DMG Mori AG	2,518	124,675
	Dr Hoenle AG	981	56,357
	Draegerwerk AG & Co., KGaA	933	83,195
	Duerr AG	13,722	655,674
	E.ON SE	187,414	2,303,975
	Eckert & Ziegler Strahlen- und Medizintechnik AG	4,820	662,970
	Elmos Semiconductor SE	1,788	80,441
*	ElringKlinger AG	5,449	88,917
	Energiekontor AG	2,205	145,870
	Evonik Industries AG	22,338	776,695
	Fielmann AG	5,296	397,707
	First Sensor AG	731	37,651
#*	flatexDEGIRO AG	3,519	425,239
	FORTEC Elektronik AG	65	1,504
*	Francotyp-Postalia Holding AG, Class A	2,956	10,356
*	Fraport AG Frankfurt Airport Services Worldwide	7,656	503,564
	Freenet AG	45,068	1,077,904
	Fresenius Medical Care AG & Co., KGaA	28,784	2,268,789
	Fuchs Petrolub SE	5,063	202,678
	GEA Group AG	16,227	719,511
	Gerresheimer AG	9,780	1,021,170
*	Gesco AG	2,374	60,855
	GFT Technologies SE	5,152	172,309
*	Global Fashion Group SA	1,553	21,126
	Grand City Properties SA	10,794	286,692
*	H&R GmbH & Co., KGaA	3,109	35,403
	Hamburger Hafen und Logistik AG	11,078	262,765
	Hannover Rueck SE	3,145	528,622
	Hapag-Lloyd AG	5,475	1,182,808
*	Heidelberger Druckmaschinen AG	78,275	183,109
#*	Hella GmbH & Co., KGaA	11,217	785,302
#*	HelloFresh SE	19,369	1,815,638
	Henkel AG & Co., KGaA	2,500	227,312
*	Highlight Communications AG	1,578	7,234
	Hochtief AG	5,175	410,622
	Hornbach Baumarkt AG	2,192	88,290
	Hornbach Holding AG & Co., KGaA	2,702	303,597

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Hugo Boss AG	15,455	$925,890
*	Hypoport SE	472	284,384
	Indus Holding AG	5,552	234,075
	Infineon Technologies AG	29,269	1,118,489
	Instone Real Estate Group AG	4,342	134,278
	IVU Traffic Technologies AG	1,335	33,403
	Jenoptik AG	7,124	244,486
	JOST Werke AG	589	35,968
*	K+S AG	53,489	767,274
	KION Group AG	20,522	2,179,312
*	Kloeckner & Co. SE	20,604	313,440
	Knorr-Bremse AG	2,608	295,329
*	Koenig & Bauer AG	3,583	122,662
	Krones AG	1,826	180,033
	KSB SE & Co., KGaA	11	5,426
	KWS Saat SE & Co., KGaA	1,695	142,490
	Lanxess AG	18,944	1,371,990
	LEG Immobilien SE	8,183	1,293,296
	Leifheit AG	1,652	84,305
#*	Leoni AG	6,883	120,205
#	LPKF Laser & Electronics AG	1,872	48,122
#*	Manz AG	577	43,325
	METRO AG	60,356	782,391
	MLP SE	8,905	72,894
	MTU Aero Engines AG	4,325	1,081,844
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,401	1,457,319
*	Nagarro SE	1,208	184,068
	Nemetschek SE	10,653	940,104
	New Work SE	503	151,162
	Nexus AG	1,701	135,264
#*	Nordex SE	14,355	276,081
	Norma Group SE	11,700	619,549
	OHB SE	1,146	54,407
	Patrizia AG	7,619	194,173
	Pfeiffer Vacuum Technology AG	441	89,965
	PNE AG	20,038	167,427
*	Progress-Werk Oberkirch AG	549	19,810
	ProSiebenSat.1 Media SE	55,974	1,063,447
	PSI Software AG	1,210	59,393
	Puma SE	4,759	583,784
	Puma SE	1,130	138,616
*	PVA TePla AG	1,378	55,733
#*	q.beyond AG	38,579	83,246
*	R Stahl AG	287	7,962
	Rational AG	673	732,845
	RTL Group SA	8,129	460,209
*	SAF-Holland SE	15,350	213,704
*	Salzgitter AG	9,848	383,425
	SAP SE, Sponsored ADR	2,290	329,119
	SAP SE	25,862	3,711,488
*	Schaltbau Holding AG	438	21,170
	Scout24 AG	7,145	611,856
	Secunet Security Networks AG	211	120,539
*	SGL Carbon SE	15,607	173,496
#	Siltronic AG	3,715	605,841
*	Sixt SE	3,540	492,504
	SMA Solar Technology AG	840	43,961
	Softing AG	978	7,890
#	Software AG	6,880	332,482

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Stabilus SA	6,518	$517,449
	STRATEC SE	852	132,206
	Stroeer SE & Co., KGaA	7,447	589,023
	Suedzucker AG	20,485	308,350
*	SUESS MicroTec SE	2,792	87,802
	Surteco Group SE	1,977	71,717
	Symrise AG, Class A	8,978	1,323,796
	TAG Immobilien AG	20,451	678,245
	Takkt AG	4,764	78,306
*	Talanx AG	7,508	319,005
#*	TeamViewer AG	21,055	707,901
	Technotrans SE	2,276	77,580
	Telefonica Deutschland Holding AG	250,207	674,447
*	thyssenkrupp AG	90,978	906,400
	Traffic Systems SE	1,284	63,988
	Uniper SE	19,296	753,373
	United Internet AG	32,890	1,361,229
#*	va-Q-tec AG	1,198	42,679
#	Varta AG	1,665	288,812
#	VERBIO Vereinigte BioEnergie AG	6,536	354,056
	Volkswagen AG	3,702	1,228,642
	Vonovia SE	16,737	1,114,331
	Vossloh AG	2,156	108,539
	Wacker Chemie AG	4,737	696,831
	Wacker Neuson SE	7,576	228,334
	Washtec AG	2,225	152,012
	Wuestenrot & Wuerttembergische AG	6,502	142,193
*	Zalando SE	4,302	478,005
*	zooplus AG	1,258	428,352
TOTAL GERMANY			113,723,866
HONG KONG — (2.6%)
*	Aceso Life Science Group, Ltd.	611,000	17,156
	Aeon Credit Service Asia Co., Ltd.	38,000	24,109
	AIA Group, Ltd.	678,400	8,117,584
	APAC Resources, Ltd.	20,000	3,551
#*	Applied Development Holdings, Ltd.	235,000	3,182
	Asia Financial Holdings, Ltd.	40,000	17,342
*	Asia Standard International Group, Ltd.	156,000	20,644
*	Asiasec Properties, Ltd.	62,000	12,526
	ASM Pacific Technology, Ltd.	51,100	658,868
	Bank of East Asia, Ltd. (The)	197,253	325,000
*	Blue River Holdings, Ltd.	113,600	3,596
	BOC Aviation, Ltd.	67,700	497,775
	BOC Hong Kong Holdings, Ltd.	241,500	775,524
	BOCOM International Holdings Co., Ltd.	130,000	29,086
	Brightoil Petroleum Holdings, Ltd.	444,000	16,072
*	Burwill Holdings, Ltd.	1,052,000	1,800
	Cafe de Coral Holdings, Ltd.	124,000	241,408
*	Century City International Holdings, Ltd.	420,000	23,760
	CGN Mining Co., Ltd.	245,000	19,912
	Chevalier International Holdings, Ltd.	12,000	14,985
*	China Display Optoelectronics Technology Holdings, Ltd.	176,000	14,926
*	China Energy Development Holdings, Ltd.	1,680,000	20,743
	China Motor Bus Co., Ltd.	1,400	19,299
#*	China Star Entertainment, Ltd.	180,000	25,770
*	China Strategic Holdings, Ltd.	2,830,000	25,468
	Chinese Estates Holdings, Ltd.	121,000	47,453
	Chong Hing Bank, Ltd.	31,000	81,647

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Chow Sang Sang Holdings International, Ltd.	104,000	$174,024
	Chow Tai Fook Jewellery Group, Ltd.	151,000	316,571
	Chuang's China Investments, Ltd.	190,000	11,614
	Chuang's Consortium International, Ltd.	200,000	24,252
	CITIC Telecom International Holdings, Ltd.	571,000	185,247
	CK Asset Holdings, Ltd.	72,069	490,335
	CK Life Sciences Int'l Holdings, Inc.	264,000	27,529
	CNQC International Holdings, Ltd.	147,500	14,777
	CNT Group, Ltd.	128,000	6,421
	Convenience Retail Asia, Ltd.	54,000	5,629
	Crystal International Group, Ltd.	27,000	10,851
	CSI Properties, Ltd.	1,190,000	37,535
	Dah Sing Banking Group, Ltd.	131,328	135,195
	Dah Sing Financial Holdings, Ltd.	38,120	120,165
	Dickson Concepts International, Ltd.	43,500	25,494
	Eagle Nice International Holdings, Ltd.	74,000	47,536
	EC Healthcare	35,000	54,316
*	Emperor Capital Group, Ltd.	888,000	13,108
	Emperor Watch & Jewellery, Ltd.	810,000	22,341
#*	ENM Holdings, Ltd.	156,000	12,860
*	Esprit Holdings, Ltd.	749,250	59,863
*	Eternity Investment, Ltd.	710,000	22,241
	Fairwood Holdings, Ltd.	16,500	37,080
	Far East Consortium International, Ltd.	416,964	165,167
	First Pacific Co., Ltd.	622,000	207,511
	Fountain SET Holdings, Ltd.	164,000	27,829
*	Freeman Fintech Corp., Ltd.	312,000	679
	FSE Lifestyle Services, Ltd.	9,000	7,052
	Get Nice Financial Group, Ltd.	101,500	11,510
	Giordano International, Ltd.	382,000	74,312
	Glorious Sun Enterprises, Ltd.	80,000	8,039
*	Goldin Financial Holdings, Ltd.	38,000	0
*	Good Resources Holdings, Ltd.	410,000	839
*	Goodbaby International Holdings, Ltd.	231,000	53,648
	Great Eagle Holdings, Ltd.	57,715	180,747
*	G-Resources Group, Ltd.	113,760	41,797
	Guotai Junan International Holdings, Ltd.	974,000	146,983
#	Haitong International Securities Group, Ltd.	731,956	188,638
	Hang Lung Group, Ltd.	195,000	477,513
	Hang Lung Properties, Ltd.	324,000	838,638
	Hang Seng Bank, Ltd.	29,800	570,713
	Hanison Construction Holdings, Ltd.	26,565	4,345
	Henderson Land Development Co., Ltd.	107,249	479,178
	HKBN, Ltd.	164,500	191,546
	HKT Trust & HKT, Ltd.	820,000	1,114,608
	Hon Kwok Land Investment Co., Ltd.	38,000	17,450
	Hong Kong Exchanges & Clearing, Ltd.	45,540	2,910,447
	Hong Kong Ferry Holdings Co., Ltd.	22,000	16,167
*	Hong Kong Technology Venture Co., Ltd.	15,000	21,048
*	Hongkong & Shanghai Hotels, Ltd. (The)	119,511	105,166
	Hongkong Chinese, Ltd.	136,000	10,492
#	Honma Golf, Ltd.	25,000	11,696
	Hung Hing Printing Group, Ltd.	86,000	14,518
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	340,000	66,140
*	Hypebeast, Ltd.	200,000	27,867
	Hysan Development Co., Ltd.	81,000	318,798
*	Imagi International Holdings, Ltd.	31,500	4,467
	International Housewares Retail Co., Ltd.	59,000	21,958
#*	ITC Properties Group, Ltd.	124,018	14,547

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Jacobson Pharma Corp., Ltd.	72,000	$5,840
*	JBM Healthcare, Ltd.	9,000	1,365
	Johnson Electric Holdings, Ltd.	128,375	300,869
	JS Global Lifestyle Co., Ltd.	4,500	11,347
	K Wah International Holdings, Ltd.	90,000	40,681
*	Kader Holdings Co., Ltd.	102,000	5,557
	Karrie International Holdings, Ltd.	110,000	23,784
	Kerry Logistics Network, Ltd.	122,500	365,037
	Kerry Properties, Ltd.	136,500	403,114
	Kingmaker Footwear Holdings, Ltd.	42,000	4,983
	Kingston Financial Group, Ltd.	644,000	40,844
	Kowloon Development Co., Ltd.	101,000	117,266
*	KuangChi Science, Ltd.	360,000	11,096
*	Kwoon Chung Bus Holdings, Ltd.	22,000	6,348
*	Lai Sun Development Co., Ltd.	55,120	43,873
	Landsea Green Properties Co., Ltd.	264,000	15,448
*	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	343,500	40,188
*	Lifestyle International Holdings, Ltd.	104,000	74,213
	Liu Chong Hing Investment, Ltd.	46,000	46,942
	L'Occitane International SA	108,500	377,196
	Luk Fook Holdings International, Ltd.	93,000	297,662
	Lung Kee Bermuda Holdings	24,000	11,200
*	Magnificent Hotel Investment, Ltd.	102,000	1,549
	Man Wah Holdings, Ltd.	494,400	992,011
*	Mason Group Holdings, Ltd.	3,999,598	13,959
	Master Glory Group, Ltd.	163,500	1,027
#	MECOM Power and Construction, Ltd.	32,999	16,597
#*	MH Development, Ltd.	28,000	784
	Ming Fai International Holdings, Ltd.	64,000	5,256
	Miramar Hotel & Investment	47,000	87,676
	Modern Dental Group, Ltd.	72,000	62,330
	MTR Corp., Ltd.	88,920	527,176
	Nameson Holdings, Ltd.	206,000	15,623
	New World Development Co., Ltd.	243,270	1,153,285
#*	NewOcean Energy Holdings, Ltd.	238,000	11,929
	Nissin Foods Co., Ltd.	34,000	24,466
#	Orient Overseas International, Ltd.	8,000	146,254
	Oriental Watch Holdings	83,462	44,556
*	Oshidori International Holdings, Ltd.	1,002,000	64,557
*	Pacific Basin Shipping, Ltd.	1,279,000	570,087
*	Pacific Century Premium Developments, Ltd.	124,200	10,707
	Pacific Textiles Holdings, Ltd.	300,000	162,548
*	Paliburg Holdings, Ltd.	58,000	15,857
	PC Partner Group, Ltd.	60,000	37,256
	PCCW, Ltd.	1,041,797	545,724
	Pentamaster International, Ltd.	144,000	19,448
	Perfect Medical Health Management, Ltd.	88,000	91,252
	Pico Far East Holdings, Ltd.	162,000	27,096
	Playmates Holdings, Ltd.	140,000	16,983
	Power Assets Holdings, Ltd.	125,500	811,381
	Prada SpA	68,400	535,964
	Public Financial Holdings, Ltd.	104,000	32,192
*	Regal Hotels International Holdings, Ltd.	76,000	38,790
	Regina Miracle International Holdings, Ltd.	87,000	30,906
	SAS Dragon Holdings, Ltd.	64,000	30,635
#	SEA Holdings, Ltd.	47,706	36,366
*	Shangri-La Asia, Ltd.	256,000	227,439
	Shenwan Hongyuan HK, Ltd.	120,000	14,679

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Shun Ho Property Investments, Ltd.	1,683	$263
*	Shun Tak Holdings, Ltd.	394,000	114,144
	Sing Tao News Corp., Ltd.	118,000	13,537
*	Singamas Container Holdings, Ltd.	386,000	55,165
	Sino Land Co., Ltd.	447,027	685,010
	SITC International Holdings Co., Ltd.	364,000	1,501,635
	SmarTone Telecommunications Holdings, Ltd.	151,500	84,910
	Soundwill Holdings, Ltd.	25,500	26,958
*	Stella International Holdings, Ltd.	99,000	126,261
	Sun Hung Kai & Co., Ltd.	139,000	71,520
	Sun Hung Kai Properties, Ltd.	48,696	696,614
	SUNeVision Holdings, Ltd.	106,000	111,837
	Swire Pacific, Ltd., Class A	77,500	481,417
	Swire Pacific, Ltd., Class B	62,500	63,842
	Swire Properties, Ltd.	51,200	145,621
	TAI Cheung Holdings, Ltd.	82,000	56,258
	Tao Heung Holdings, Ltd.	46,000	5,916
	Techtronic Industries Co., Ltd.	109,000	1,943,719
*	Television Broadcasts, Ltd.	73,300	61,800
	Texhong Textile Group, Ltd.	10,500	15,352
	Texwinca Holdings, Ltd.	224,000	50,504
*	Theme International Holdings, Ltd.	190,000	35,275
*	Town Health International Medical Group, Ltd.	210,998	15,333
	Tradelink Electronic Commerce, Ltd.	164,000	24,272
	Transport International Holdings, Ltd.	56,513	105,413
	United Laboratories International Holdings, Ltd. (The)	256,000	179,795
	Untrade Convoy	576,000	2,320
	Value Partners Group, Ltd.	205,000	117,865
	Valuetronics Holdings, Ltd.	117,650	51,617
	Vedan International Holdings, Ltd.	124,000	11,962
	Vitasoy International Holdings, Ltd.	150,000	421,419
#	VPower Group International Holdings, Ltd.	134,000	27,600
	VSTECS Holdings, Ltd.	196,000	156,531
	VTech Holdings, Ltd.	59,200	587,075
	Wai Kee Holdings, Ltd.	56,000	29,408
	Wang On Group, Ltd.	3,440,000	28,306
*	Wealthking Investments, Ltd.	108,000	10,303
	WH Group, Ltd.	2,225,000	1,843,561
	Wharf Real Estate Investment Co., Ltd.	96,000	542,196
	Wing On Co. International, Ltd.	9,000	20,214
	Wing Tai Properties, Ltd.	62,000	35,192
*	Xingye Alloy Materials Group, Ltd.	95,000	12,896
	Xinyi Glass Holdings, Ltd.	514,000	1,921,003
	YTO Express Holdings, Ltd.	16,000	6,587
*	Yue Yuen Industrial Holdings, Ltd.	187,000	394,645
#	Zensun Enterprises, Ltd.	850,000	71,131
*	Zhaobangji Properties Holdings, Ltd.	176,000	14,272
TOTAL HONG KONG			42,913,895
IRELAND — (1.1%)
*	AIB Group P.L.C.	140,105	344,104
*	Bank of Ireland Group P.L.C.	212,083	1,125,141
*	Cairn Homes P.L.C.	176,369	234,578
	CRH P.L.C., Sponsored ADR	139,087	6,939,050
*	Dalata Hotel Group P.L.C.	3,389	15,497
*	Datalex P.L.C.	15,426	13,011
*	FBD Holdings P.L.C.	5,285	48,875
	Glanbia P.L.C.	32,025	549,778
*	Glenveagh Properties P.L.C.	29,545	35,038

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
IRELAND — (Continued)
*	Greencore Group P.L.C.	90,910	$164,740
*	Irish Continental Group P.L.C.	65,808	345,795
	Kerry Group P.L.C., Class A	4,832	715,969
	Kingspan Group P.L.C.	34,736	3,777,326
*	Permanent TSB Group Holdings P.L.C.	13,273	22,975
	Smurfit Kappa Group P.L.C.	63,274	3,569,538
TOTAL IRELAND			17,901,415
ISRAEL — (0.9%)
#	Adgar Investment and Development, Ltd.	6,846	12,804
*	AFI Properties, Ltd.	2,320	110,807
	Africa Israel Residences, Ltd.	740	38,875
*	Airport City, Ltd.	10,152	173,013
#	Albaad Massuot Yitzhak, Ltd.	798	14,671
	Alony Hetz Properties & Investments, Ltd.	15,090	205,579
*	Alrov Properties and Lodgings, Ltd.	1,668	75,788
	Amot Investments, Ltd.	20,974	138,479
#	Arad, Ltd.	1,741	23,223
	Ashtrom Group, Ltd.	6,451	138,746
	Atreyu Capital Markets, Ltd.	1,315	20,701
	Aura Investments, Ltd.	14,156	14,208
*	Avgol Industries 1953, Ltd.	23,344	20,850
*	Azorim-Investment Development & Construction Co., Ltd.	22,077	83,432
	Azrieli Group, Ltd.	784	62,441
*	Bank Hapoalim BM	73,495	584,868
*	Bank Leumi Le-Israel BM	114,005	871,133
*	Bet Shemesh Engines Holdings 1997, Ltd.	331	6,689
*	Bezeq The Israeli Telecommunication Corp., Ltd.	182,440	194,862
*	Big Shopping Centers, Ltd.	833	116,477
	Blue Square Real Estate, Ltd.	814	62,334
*	Brack Capital Properties NV	439	46,891
*	Camtek, Ltd.	2,359	84,798
	Carasso Motors, Ltd.	7,213	36,998
*	Cellcom Israel, Ltd.	17,437	65,605
*	Cellcom Israel, Ltd.	6,437	24,782
#*	Ceragon Networks, Ltd.	7,505	30,020
*	Clal Insurance Enterprises Holdings, Ltd.	9,258	184,315
*	Compugen, Ltd.	2,478	17,965
	Danel Adir Yeoshua, Ltd.	1,077	229,730
	Delek Automotive Systems, Ltd.	9,595	121,062
	Delta-Galil Industries, Ltd.	3,106	131,835
	Dor Alon Energy in Israel 1988, Ltd.	2,111	57,856
	Duniec Brothers, Ltd.	455	21,319
	Electra Consumer Products 1970, Ltd.	2,172	113,739
	Electra, Ltd.	494	277,620
	Energix-Renewable Energies, Ltd.	10,003	39,419
*	Enlight Renewable Energy, Ltd.	22,110	49,425
*	First International Bank Of Israel, Ltd. (The)	10,866	344,562
	FMS Enterprises Migun, Ltd.	330	9,316
	Formula Systems 1985, Ltd.	2,261	199,379
	Fox Wizel, Ltd.	2,984	351,804
	Gav-Yam Lands Corp., Ltd.	14,900	141,172
	Gilat Satellite Networks, Ltd.	2,199	22,688
	Hadera Paper, Ltd.	954	73,988
	Harel Insurance Investments & Financial Services, Ltd.	39,565	375,381
	Hilan, Ltd.	2,773	142,984
	ICL Group, Ltd.	77,323	563,460
	IDI Insurance Co., Ltd.	1,786	60,753
	IES Holdings, Ltd.	544	39,882

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Inrom Construction Industries, Ltd.	16,696	$85,021
*	Isracard, Ltd.	7,196	27,526
*	Israel Discount Bank, Ltd., Class A	124,616	583,764
#	Israel Land Development - Urban Renewal, Ltd.	2,713	34,269
	Isras Investment Co., Ltd.	376	82,867
*	Kamada, Ltd.	2,600	14,144
	Kerur Holdings, Ltd.	968	27,691
	Klil Industries, Ltd.	213	21,005
	Magic Software Enterprises, Ltd.	591	10,319
	Magic Software Enterprises, Ltd.	1,344	23,521
	Malam - Team, Ltd.	1,640	54,640
	Matrix IT, Ltd.	7,710	212,151
	Maytronics, Ltd.	8,431	183,390
#	Mediterranean Towers, Ltd.	14,962	45,615
	Mega Or Holdings, Ltd.	3,782	122,397
*	Mehadrin, Ltd.	180	7,621
#	Meitav Dash Investments, Ltd.	7,248	37,753
*	Melisron, Ltd.	1,258	92,760
	Menora Mivtachim Holdings, Ltd.	7,969	157,386
*	Migdal Insurance & Financial Holdings, Ltd.	104,926	134,444
	Mivne Real Estate KD, Ltd.	30,451	90,989
*	Mizrahi Tefahot Bank, Ltd.	21,178	641,812
*	Neto Malinda Trading, Ltd.	143	3,416
	Neto ME Holdings, Ltd.	380	16,417
*	Nice, Ltd.	653	181,719
#*	Nice, Ltd., Sponsored ADR	2,458	684,922
*	Nova, Ltd.	4,633	443,986
	Novolog, Ltd.	24,796	22,884
*	Oil Refineries, Ltd.	527,463	124,628
	One Software Technologies, Ltd.	5,880	89,786
	Palram Industries 1990, Ltd.	1,581	19,459
*	Partner Communications Co., Ltd.	38,913	167,225
*	Partner Communications Co., Ltd., ADR	1,321	5,588
	Paz Oil Co., Ltd.	2,106	254,283
*	Perion Network, Ltd.	4,225	79,089
	Phoenix Holdings, Ltd. (The)	33,483	319,976
	Plasson Industries, Ltd.	784	42,650
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,201	77,979
	Scope Metals Group, Ltd.	1,610	48,810
#	Shapir Engineering and Industry, Ltd.	29,722	220,135
#*	Shikun & Binui, Ltd.	64,850	367,405
	Shufersal, Ltd.	27,713	223,044
#	Strauss Group, Ltd.	5,149	142,730
*	Summit Real Estate Holdings, Ltd.	12,581	190,755
*	Suny Cellular Communication, Ltd.	24,074	10,611
	Tadiran Group, Ltd.	495	58,095
	Telsys	589	20,988
*	Tower Semiconductor, Ltd.	14,875	414,269
*	Tower Semiconductor, Ltd.	5,566	150,211
#	Victory Supermarket Chain, Ltd.	1,493	32,221
	YH Dimri Construction & Development, Ltd.	1,190	76,636
TOTAL ISRAEL			14,009,730
ITALY — (2.7%)
	A2A SpA	473,064	1,003,676
	ACEA SpA	15,647	364,661
*	Aeffe SpA	5,749	11,669
#	Amplifon SpA	27,613	1,363,654
	Anima Holding SpA	55,509	273,440

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
*	Aquafil SpA	2,441	$21,626
*	Arnoldo Mondadori Editore SpA	26,239	61,065
	Assicurazioni Generali SpA	81,226	1,619,495
*	Atlantia SpA	36,472	661,538
*	Autogrill SpA	14,989	105,164
	Avio SpA	2,121	29,825
	Azimut Holding SpA	32,545	837,193
	B&C Speakers SpA	646	8,972
#*	Banca Carige SpA	41	58
*	Banca Generali SpA	13,449	557,924
	Banca IFIS SpA	5,863	96,678
	Banca Mediolanum SpA	45,662	449,398
#*	Banca Monte dei Paschi di Siena SpA	18,901	26,201
	Banca Popolare di Sondrio SCPA	125,701	553,706
	Banca Profilo SpA	37,962	9,808
*	Banca Sistema SpA	9,819	24,797
	Banco BPM SpA	373,202	1,119,616
	Banco di Desio e della Brianza SpA	6,714	24,841
	Be Shaping The Future SpA	12,564	28,708
	BFF Bank SpA	17,840	186,232
*	Biesse SpA	2,053	78,084
	BPER Banca	257,934	502,845
#	Brembo SpA	15,969	223,169
*	Brunello Cucinelli SpA	6,688	414,305
	Cairo Communication SpA	17,083	31,134
	Carel Industries SpA	1,939	46,134
*	Cerved Group SpA	28,334	332,573
*	CIR SpA-Compagnie Industriali	172,644	104,875
	CNH Industrial NV	223,650	3,734,410
	Credito Emiliano SpA	25,960	166,377
*	d'Amico International Shipping SA	117,657	13,391
	Danieli & C Officine Meccaniche SpA	10,382	190,529
#	Danieli & C Officine Meccaniche SpA	3,400	100,771
	De' Longhi SpA	9,853	435,699
	DeA Capital SpA	29,586	45,098
	DiaSorin SpA	3,572	724,954
	doValue SpA	5,710	65,458
*	Elica SpA	4,248	16,830
	Emak SpA	12,990	26,941
	Enel SpA	462,497	4,262,153
	ERG SpA	9,634	300,876
	Esprinet SpA	9,762	180,051
#	Ferrari NV	5,231	1,140,055
	Ferrari NV	1,916	418,244
*	FinecoBank Banca Fineco SpA	69,779	1,249,492
*	FNM SpA	35,502	25,482
#*	Geox SpA	10,145	13,978
	Gruppo MutuiOnline SpA	4,502	265,563
	Hera SpA	161,633	686,851
*	Illimity Bank SpA	1,470	20,656
*	IMMSI SpA	64,785	39,188
#	Infrastrutture Wireless Italiane SpA	8,237	93,047
*	Intek Group SpA	60,280	24,544
	Interpump Group SpA	10,699	668,789
	Intesa Sanpaolo SpA	835,460	2,307,997
	Iren SpA	97,914	297,993
	Italgas SpA	85,312	577,451
	Italmobiliare SpA	3,339	127,429
#*	IVS Group SA	645	4,628

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	La Doria SpA	1,769	$37,953
	LU-VE SpA	828	19,452
	Maire Tecnimont SpA	33,875	125,286
	Mediaset SpA	130,980	400,830
*	Mediobanca Banca di Credito Finanziario SpA	118,400	1,385,803
#	Moncler SpA	23,775	1,632,931
	Openjobmetis SpA agenzia per il lavoro	850	10,425
*	OVS SpA	84,346	173,370
	Piaggio & C SpA	71,436	274,395
	Piovan SpA	1,646	15,076
	Pirelli & C SpA	72,434	437,415
	Poste Italiane SpA	40,781	539,634
*	Prima Industrie SpA	595	15,705
	Prysmian SpA	16,902	605,994
	RAI Way SpA	18,777	110,958
	Recordati Industria Chimica e Farmaceutica SpA	13,887	858,934
	Reno de Medici SpA	51,419	87,490
	Reply SpA	3,217	575,087
	Rizzoli Corriere Della Sera Mediagroup SpA	24,091	19,061
	Sabaf SpA	1,265	38,243
#*	Saipem SpA	142,802	327,620
*	Saras SpA	153,095	112,503
*	Servizi Italia SpA	2,903	7,438
*	Sesa SpA	1,262	224,690
	Snam SpA	89,447	541,050
*	Sogefi SpA	12,614	20,451
	SOL SpA	6,774	148,685
	Tamburi Investment Partners SpA	11,942	116,806
	Technogym SpA	21,941	282,908
	Telecom Italia SpA	1,877,143	822,022
	Telecom Italia SpA	1,240,179	578,206
#	Tenaris SA	47,712	486,135
#	Tenaris SA, ADR	800	16,352
#	Terna SpA	111,736	886,781
	Tinexta S.p.A.	4,209	183,607
	UniCredit SpA	169,197	2,023,829
	Unieuro SpA	4,835	135,512
	Unipol Gruppo SpA	105,754	562,023
	UnipolSai Assicurazioni SpA	74,796	207,656
	Webuild SpA	11,659	31,753
	Zignago Vetro SpA	4,955	100,463
TOTAL ITALY			44,578,521
JAPAN — (21.8%)
	77 Bank, Ltd. (The)	15,000	159,126
	A&A Material Corp.	1,500	13,932
	A&D Co., Ltd.	7,100	64,173
	ABC-Mart, Inc.	2,700	148,868
	Abist Co., Ltd.	900	24,058
*	Access Co., Ltd.	4,500	36,594
	Achilles Corp.	3,200	39,893
	Acom Co., Ltd.	13,900	57,052
	AD Works Group Co., Ltd.	7,200	10,188
	Adastria Co., Ltd.	7,780	134,196
	ADEKA Corp.	22,600	456,291
	Ad-sol Nissin Corp.	1,300	24,728
	Adtec Plasma Technology Co., Ltd.	900	14,567
	Advan Group Co., Ltd.	4,200	34,401
	Advance Create Co., Ltd.	1,400	12,827

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Advanced Media, Inc.	2,400	$15,517
	Advantest Corp.	16,200	1,430,151
*	Adventure, Inc.	300	17,948
	Aeon Co., Ltd.	51,565	1,411,081
	Aeon Delight Co., Ltd.	4,200	138,189
	Aeon Fantasy Co., Ltd.	2,600	45,803
	AEON Financial Service Co., Ltd.	31,100	383,150
	Aeon Hokkaido Corp.	4,700	44,362
	Aeon Mall Co., Ltd.	12,100	184,430
	Aeria, Inc.	2,400	9,894
	AFC-HD AMS Life Science Co., Ltd.	2,200	25,496
	AGC, Inc.	30,200	1,291,447
	Agro-Kanesho Co., Ltd.	900	11,422
	Ahresty Corp.	8,100	35,803
	Ai Holdings Corp.	6,700	125,085
	Aica Kogyo Co., Ltd.	4,300	151,936
	Aichi Bank, Ltd. (The)	2,200	64,494
	Aichi Corp.	10,500	75,610
	Aichi Steel Corp.	2,600	68,961
	Aichi Tokei Denki Co., Ltd.	500	20,544
	Aida Engineering, Ltd.	13,100	121,140
	Aiful Corp.	58,400	183,555
	Ain Holdings, Inc.	5,600	342,803
	Aiphone Co., Ltd.	3,100	55,930
	Air Water, Inc.	42,300	632,351
	Airport Facilities Co., Ltd.	6,100	32,115
	Airtech Japan, Ltd.	2,100	25,014
	Aisan Industry Co., Ltd.	10,100	88,225
	Aisin Corp.	17,318	701,100
	AIT Corp.	1,200	12,223
	Aizawa Securities Co., Ltd.	9,400	89,522
	Ajis Co., Ltd.	1,100	35,222
	Akatsuki Corp.	8,400	29,176
	Akatsuki, Inc.	2,500	74,726
*	Akebono Brake Industry Co., Ltd.	28,700	44,679
	Akita Bank, Ltd. (The)	4,100	52,187
	Albis Co., Ltd.	1,400	29,751
	Alconix Corp.	7,100	94,364
	Alfresa Holdings Corp.	25,300	385,316
	Alinco, Inc.	3,800	34,668
#	Alleanza Holdings Co., Ltd.	1,700	20,559
*	Allied Telesis Holdings K.K.	16,600	17,017
	Alpen Co., Ltd.	4,700	132,119
	Alpha Corp.	1,500	15,878
	Alps Alpine Co., Ltd.	42,308	440,379
	Alps Logistics Co., Ltd.	4,100	36,536
	Altech Corp.	3,630	67,363
	Amada Co., Ltd.	54,900	564,269
	Amano Corp.	7,000	172,598
	Amiyaki Tei Co., Ltd.	600	15,841
	Amuse, Inc.	1,200	24,513
*	ANA Holdings, Inc.	6,000	140,599
	Anabuki Kosan, Inc.	1,000	18,409
	Anest Iwata Corp.	3,400	32,790
	Anicom Holdings, Inc.	7,600	59,977
	Anritsu Corp.	21,000	367,030
	AOI Electronics Co., Ltd.	900	18,934
	AOKI Holdings, Inc.	9,700	58,042
	Aomori Bank, Ltd. (The)	5,800	105,049

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Aoyama Trading Co., Ltd.	12,200	$77,986
	Aoyama Zaisan Networks Co., Ltd.	1,800	25,815
	Aozora Bank, Ltd.	20,500	461,413
	Apaman Co., Ltd.	3,300	17,337
	Arakawa Chemical Industries, Ltd.	4,300	46,724
	Arata Corp.	3,100	120,986
	Arcland Sakamoto Co., Ltd.	600	8,276
	Arcland Service Holdings Co., Ltd.	2,200	45,440
	Arcs Co., Ltd.	11,300	230,147
#	Ardepro Co., Ltd.	25,100	16,994
	Arealink Co., Ltd.	1,900	27,492
	Argo Graphics, Inc.	1,900	59,716
	Arisawa Manufacturing Co., Ltd.	10,600	86,512
	ARTERIA Networks Corp.	2,400	40,083
#	Artiza Networks, Inc.	1,300	15,876
	Artnature, Inc.	5,000	30,991
	ArtSpark Holdings, Inc.	6,800	60,508
*	Aruhi Corp.	9,200	116,391
	As One Corp.	600	81,518
	Asahi Broadcasting Group Holdings Corp.	3,400	21,879
	Asahi Co., Ltd.	4,900	59,243
	Asahi Diamond Industrial Co., Ltd.	17,600	86,577
	Asahi Holdings, Inc.	21,200	419,243
	Asahi Intecc Co., Ltd.	14,400	390,198
	Asahi Kogyosha Co., Ltd.	1,076	31,874
	Asahi Net, Inc.	3,500	21,814
	Asahi Printing Co., Ltd.	1,200	9,903
	Asahi Yukizai Corp.	3,400	41,649
	Asanuma Corp.	1,700	73,150
	Asax Co., Ltd.	2,400	15,116
	Ascentech KK	1,000	10,446
*	Ashimori Industry Co., Ltd.	1,100	11,578
	Asia Pile Holdings Corp.	6,300	27,660
	Asics Corp.	11,100	245,139
	ASKUL Corp.	10,200	153,969
	Astena Holdings Co., Ltd.	6,000	30,535
	Asti Corp.	500	12,501
	Ateam, Inc.	300	4,019
	Atled Corp.	700	13,696
*	Atsugi Co., Ltd.	5,100	29,637
	Aucnet, Inc.	2,500	36,345
	Autobacs Seven Co., Ltd.	16,300	239,781
	Avant Corp.	4,800	71,957
	Avantia Co., Ltd.	2,500	20,962
	Avex, Inc.	8,900	126,570
	Awa Bank, Ltd. (The)	9,800	177,378
	Axell Corp.	1,700	13,289
	Axial Retailing, Inc.	4,500	156,137
	Axyz Co., Ltd.	200	5,899
	Azbil Corp.	4,000	155,992
	Bandai Namco Holdings, Inc.	13,800	892,917
	Bando Chemical Industries, Ltd.	9,300	77,635
	Bank of Iwate, Ltd. (The)	4,200	64,025
	Bank of Kochi, Ltd. (The)	1,900	13,858
	Bank of Kyoto, Ltd. (The)	9,299	400,455
	Bank of Nagoya, Ltd. (The)	3,399	76,697
	Bank of Okinawa, Ltd. (The)	6,380	143,903
	Bank of Saga, Ltd. (The)	4,700	58,838
	Bank of the Ryukyus, Ltd.	11,900	78,577

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Bank of Toyama, Ltd. (The)	1,000	$18,743
	Baroque Japan, Ltd.	3,800	30,575
	Base Co., Ltd.	400	17,793
	BayCurrent Consulting, Inc.	4,300	1,712,391
	Beauty Garage, Inc.	400	15,218
	Beenos, Inc.	1,400	41,836
	Belc Co., Ltd.	3,100	152,010
	Bell System24 Holdings, Inc.	8,100	124,389
	Belluna Co., Ltd.	15,900	135,046
	Benefit One, Inc.	6,800	223,916
	Benesse Holdings, Inc.	10,400	239,314
	BeNext-Yumeshin Group Co.	14,076	175,196
*	Bengo4.com, Inc.	900	67,952
	Bic Camera, Inc.	14,800	152,964
	BML, Inc.	6,800	234,856
#	Bookoff Group Holdings, Ltd.	3,100	27,509
	Bourbon Corp.	2,500	58,505
	BP Castrol K.K.	2,100	25,907
#	Br Holdings Corp.	5,700	24,266
*	BrainPad, Inc.	800	32,533
	Bridgestone Corp.	49,600	2,185,121
	Broadleaf Co., Ltd.	20,900	96,336
	Broccoli Co., Ltd.	1,000	13,631
	Brother Industries, Ltd.	32,300	657,335
#	Bull-Dog Sauce Co., Ltd.	2,700	52,628
	Bunka Shutter Co., Ltd.	15,200	163,568
	Business Brain Showa-Ota, Inc.	1,700	29,269
	Business Engineering Corp.	400	11,922
	C Uyemura & Co., Ltd.	1,200	50,309
	CAC Holdings Corp.	3,200	41,331
	Calbee, Inc.	16,700	383,672
	Can Do Co., Ltd.	1,900	32,882
	Canare Electric Co., Ltd.	1,700	26,672
	Canon Electronics, Inc.	6,700	97,971
	Canon Marketing Japan, Inc.	8,600	192,633
	Canon, Inc.	31,500	725,384
	Capcom Co., Ltd.	28,400	780,882
	Carenet, Inc.	400	25,934
	Carlit Holdings Co., Ltd.	5,200	35,207
	Carta Holdings, Inc.	800	13,313
#	Casa, Inc.	2,200	18,851
	Casio Computer Co., Ltd.	15,900	259,154
	Cawachi, Ltd.	3,900	78,849
*	CellSource Co., Ltd.	300	39,310
	Central Automotive Products, Ltd.	1,900	57,981
	Central Glass Co., Ltd.	9,100	183,974
	Central Japan Railway Co.	3,500	509,126
	Central Security Patrols Co., Ltd.	2,300	62,762
	Central Sports Co., Ltd.	700	15,225
	Charm Care Corp. KK	3,000	30,257
	Chiba Bank, Ltd. (The)	57,200	325,392
	Chiba Kogyo Bank, Ltd. (The)	12,300	28,663
	Chilled & Frozen Logistics Holdings Co., Ltd.	5,400	81,463
	Chino Corp.	2,800	38,880
	Chiyoda Co., Ltd.	4,500	35,763
	Chiyoda Integre Co., Ltd.	2,800	45,627
	Chodai Co., Ltd.	1,400	24,547
	Chofu Seisakusho Co., Ltd.	5,500	100,059
	Chori Co., Ltd.	3,300	56,761

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Chubu Shiryo Co., Ltd.	6,500	$67,906
	Chudenko Corp.	8,500	178,417
*	Chuetsu Pulp & Paper Co., Ltd.	3,700	43,058
	Chugai Ro Co., Ltd.	1,400	25,179
	Chugoku Bank, Ltd. (The)	39,300	312,517
	Chugoku Marine Paints, Ltd.	10,000	82,797
	Chukyo Bank, Ltd. (The)	2,900	37,051
	Chuo Spring Co., Ltd.	1,600	17,495
	Chuo Warehouse Co., Ltd.	2,300	20,838
	CI Takiron Corp.	10,600	58,028
	Citizen Watch Co., Ltd.	71,300	278,913
	CKD Corp.	2,500	49,999
	CK-San-Etsu Co., Ltd.	700	18,597
	Cleanup Corp.	4,700	23,248
	CMC Corp.	800	20,788
	CMIC Holdings Co., Ltd.	2,400	31,273
*	CMK Corp.	12,600	48,490
	Coca-Cola Bottlers Japan Holdings, Inc.	23,556	384,407
#	cocokara fine, Inc.	2,800	209,039
	COLOPL, Inc.	8,000	58,252
#	Computer Engineering & Consulting, Ltd.	4,800	70,056
	Computer Institute of Japan, Ltd.	1,600	12,387
	COMSYS Holdings Corp.	6,863	190,740
	Comture Corp.	4,100	88,246
	Concordia Financial Group, Ltd.	175,732	629,083
	CONEXIO Corp.	5,900	86,149
*	COOKPAD, Inc.	10,900	23,952
	Core Corp.	1,800	24,849
	Corona Corp., Class A	3,800	31,552
	Cosel Co., Ltd.	6,600	61,431
	Cosmo Energy Holdings Co., Ltd.	16,900	393,048
	Cosmos Initia Co., Ltd.	2,100	8,414
	Cosmos Pharmaceutical Corp.	2,200	373,456
	Cota Co., Ltd.	2,129	28,176
#	CRE, Inc.	2,300	31,762
	Create Medic Co., Ltd.	2,200	19,274
#*	Create Restaurants Holdings, Inc.	15,600	132,084
	Create SD Holdings Co., Ltd.	6,600	221,531
	Credit Saison Co., Ltd.	33,200	396,014
	Creek & River Co., Ltd.	2,200	35,905
	Cresco, Ltd.	4,200	75,180
*	CROOZ, Inc.	600	10,012
	CTI Engineering Co., Ltd.	3,300	70,407
	CTS Co., Ltd.	4,000	29,695
	Curves Holdings Co., Ltd.	400	2,982
	CyberAgent, Inc.	33,200	597,548
#	Cyberlinks Co., Ltd.	700	9,598
	Cybernet Systems Co., Ltd.	2,100	12,987
	Cybozu, Inc.	5,300	115,964
	Dai Nippon Printing Co., Ltd.	17,500	412,393
	Dai Nippon Toryo Co., Ltd.	5,000	38,551
	Daibiru Corp.	5,400	68,988
	Daicel Corp.	62,000	514,919
	Dai-Dan Co., Ltd.	3,700	89,073
	Daido Kogyo Co., Ltd.	2,100	21,038
	Daido Steel Co., Ltd.	7,200	339,893
*	Daidoh, Ltd.	4,900	7,773
	Daifuku Co., Ltd.	7,600	681,030
	Daihatsu Diesel Manufacturing Co., Ltd.	4,800	21,265

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daihen Corp.	5,000	$224,239
	Daiho Corp.	3,400	131,946
	Dai-Ichi Cutter Kogyo K.K.	2,000	25,197
	Daiichi Jitsugyo Co., Ltd.	2,500	106,304
	Daiichi Kensetsu Corp.	1,900	36,362
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	5,600	94,767
	Dai-ichi Life Holdings, Inc.	38,600	710,434
	Daiichikosho Co., Ltd.	8,700	304,723
	Daiken Corp.	3,600	72,902
	Daiken Medical Co., Ltd.	2,300	11,226
	Daiki Aluminium Industry Co., Ltd.	9,000	99,686
	Daikin Industries, Ltd.	10,800	2,255,393
	Daikokutenbussan Co., Ltd.	2,400	138,460
	Daikyonishikawa Corp.	11,800	76,081
	Dainichi Co., Ltd.	2,000	13,845
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	3,800	80,162
	Daio Paper Corp.	18,600	320,604
*	Daiohs Corp.	1,500	14,188
	Daiseki Co., Ltd.	4,400	203,655
	Daishi Hokuetsu Financial Group, Inc.	10,300	227,679
	Daishinku Corp.	1,900	61,777
	Daisue Construction Co., Ltd.	1,600	14,595
	Daito Bank, Ltd. (The)	1,500	8,395
	Daito Pharmaceutical Co., Ltd.	3,400	103,193
	Daito Trust Construction Co., Ltd.	6,200	728,437
	Daitron Co., Ltd.	2,500	44,385
	Daiwa House Industry Co., Ltd.	58,300	1,787,490
	Daiwa Industries, Ltd.	9,100	94,953
	Daiwa Securities Group, Inc.	119,504	628,393
	Daiwabo Holdings Co., Ltd.	27,500	555,120
	DCM Holdings Co., Ltd.	29,500	290,744
	Dear Life Co., Ltd.	3,800	16,337
	DeNA Co., Ltd.	9,800	184,533
	Denka Co., Ltd.	22,100	764,837
	Densan System Holdings Co., Ltd.	1,800	47,459
	Denso Corp.	10,500	721,362
	Dentsu Group, Inc.	19,700	684,653
	Denyo Co., Ltd.	4,200	76,571
	Dexerials Corp.	14,400	332,008
	Diamond Electric Holdings Co., Ltd.	700	19,466
	DIC Corp.	23,100	624,255
	Digital Arts, Inc.	2,300	157,955
	Digital Garage, Inc.	2,000	83,019
	Digital Hearts Holdings Co., Ltd.	1,600	22,134
	Digital Holdings, Inc.	600	11,663
	Digital Information Technologies Corp.	2,300	39,837
	Dip Corp.	6,500	190,100
	Disco Corp.	800	228,445
	DKK Co., Ltd.	2,300	47,547
	DKS Co., Ltd.	2,300	70,789
	DMG Mori Co., Ltd.	29,400	459,383
	Doshisha Co., Ltd.	7,500	118,081
	Double Standard, Inc.	800	36,975
	Doutor Nichires Holdings Co., Ltd.	8,000	121,928
	Dowa Holdings Co., Ltd.	11,800	458,532
*	Dream Incubator, Inc.	1,400	11,380
#*	Drecom Co., Ltd.	3,100	15,277
	DTS Corp.	8,300	200,341
	Duskin Co., Ltd.	9,000	207,843

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Dvx, Inc.	1,700	$15,334
	DyDo Group Holdings, Inc.	2,600	126,215
#	Dynic Corp.	1,100	7,175
	Eagle Industry Co., Ltd.	7,800	92,223
	Earth Corp.	4,000	236,885
	Ebara Corp.	19,300	954,675
	Ebara Foods Industry, Inc.	1,600	38,759
	Ebara Jitsugyo Co., Ltd.	2,400	62,545
	Ebase Co., Ltd.	3,000	22,213
	Eco's Co., Ltd.	2,100	35,803
	EDION Corp.	19,900	205,738
	Edulab, Inc.	600	25,014
#	EF-ON, Inc.	6,039	68,578
	eGuarantee, Inc.	2,400	51,394
	E-Guardian, Inc.	1,600	40,554
	Ehime Bank, Ltd. (The)	8,700	59,705
	Eidai Co., Ltd.	6,000	16,408
	Eiken Chemical Co., Ltd.	3,000	62,541
	Eizo Corp.	3,600	151,823
	EJ Holdings, Inc.	2,000	23,894
	Elan Corp.	6,500	70,695
	Elecom Co., Ltd.	9,000	158,455
	Elematec Corp.	4,200	43,789
	EM Systems Co., Ltd.	2,800	20,930
	Endo Lighting Corp.	3,700	24,714
	Enigmo, Inc.	6,000	78,478
	en-japan, Inc.	7,000	244,445
	Enomoto Co., Ltd.	600	9,442
	Enplas Corp.	1,900	57,632
	Enshu, Ltd.	1,300	9,896
	eRex Co., Ltd.	5,300	149,534
	ES-Con Japan, Ltd.	7,100	49,578
*	Escrow Agent Japan, Inc.	5,500	10,968
	Eslead Corp.	2,600	38,298
	ESPEC Corp.	2,500	52,511
	Exedy Corp.	7,300	110,548
#	Ezaki Glico Co., Ltd.	5,600	209,211
	F&M Co., Ltd.	700	8,529
#	Faith, Inc.	1,900	12,247
	FALCO HOLDINGS Co., Ltd.	1,900	29,871
	FAN Communications, Inc.	9,600	35,138
	Fancl Corp.	8,300	263,831
	FANUC Corp.	1,100	246,364
	Fast Retailing Co., Ltd.	2,200	1,492,046
	FCC Co., Ltd.	10,100	144,795
#*	FDK Corp.	1,200	13,745
	Feed One Co., Ltd.	7,600	51,244
	Felissimo Corp.	1,000	13,548
	Fenwal Controls of Japan, Ltd.	1,200	16,989
	Ferrotec Holdings Corp.	11,300	300,094
*	FFRI Security, Inc.	700	11,068
	Fibergate, Inc.	1,300	15,978
	FIDEA Holdings Co., Ltd.	47,700	52,743
	FINDEX, Inc.	2,900	28,690
	First Bank of Toyama, Ltd. (The)	13,200	32,661
	First Brothers Co., Ltd.	1,700	15,470
	First Juken Co., Ltd.	2,200	23,232
	First-corp, Inc.	1,400	9,778
	Fixstars Corp.	4,900	35,208

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	FJ Next Co., Ltd.	3,700	$34,752
	Focus Systems Corp.	1,800	16,327
	Food & Life Cos., Ltd.	10,500	427,819
	Forval Corp.	1,100	9,644
	Foster Electric Co., Ltd.	7,000	57,919
	FP Corp.	8,600	331,071
	France Bed Holdings Co., Ltd.	6,600	55,099
#	Freebit Co., Ltd.	2,300	16,361
*	Fronteo, Inc.	2,900	28,708
	Frontier Management, Inc.	700	6,544
	F-Tech, Inc.	4,000	27,353
	FTGroup Co., Ltd.	1,800	21,535
	Fudo Tetra Corp.	4,390	74,319
	Fuji Co., Ltd.	5,400	96,046
	Fuji Corp.	15,300	360,048
#	Fuji Corp.	3,600	40,086
	Fuji Corp., Ltd.	7,000	41,017
	Fuji Die Co., Ltd.	1,600	9,932
	Fuji Electric Co., Ltd.	13,000	568,924
	Fuji Furukawa Engineering & Construction Co., Ltd.	600	14,218
	Fuji Kyuko Co., Ltd.	2,599	120,222
	Fuji Media Holdings, Inc.	8,600	93,301
	Fuji Oil Co., Ltd.	12,400	27,676
	Fuji Oil Holdings, Inc.	10,700	242,210
	Fuji Seal International, Inc.	10,100	205,162
	Fuji Soft, Inc.	4,700	237,483
	Fujibo Holdings, Inc.	2,400	87,433
	Fujicco Co., Ltd.	2,400	42,091
	Fujikura Composites, Inc.	4,800	21,794
	Fujikura Kasei Co., Ltd.	8,100	36,826
*	Fujikura, Ltd.	87,200	446,348
	Fujimori Kogyo Co., Ltd.	4,500	170,016
	Fujisash Co., Ltd.	13,200	9,289
	Fujitec Co., Ltd.	6,800	151,075
	Fujitsu General, Ltd.	9,700	250,226
	Fujitsu, Ltd.	10,900	1,854,421
	Fujiya Co., Ltd.	1,800	37,183
	FuKoKu Co., Ltd.	2,600	24,193
	Fukuda Corp.	1,600	72,411
	Fukuda Denshi Co., Ltd.	1,000	91,204
	Fukui Bank, Ltd. (The)	5,600	73,556
	Fukui Computer Holdings, Inc.	1,400	51,618
	Fukuoka Financial Group, Inc.	29,228	492,641
	Fukushima Galilei Co., Ltd.	2,000	82,497
	Fukuyama Transporting Co., Ltd.	5,700	214,031
	FULLCAST Holdings Co., Ltd.	4,700	96,845
	Funai Soken Holdings, Inc.	6,280	144,328
	Furukawa Battery Co., Ltd. (The)	4,000	59,914
	Furukawa Co., Ltd.	7,400	86,677
	Furukawa Electric Co., Ltd.	18,300	471,228
	Furuno Electric Co., Ltd.	7,300	72,039
	Furusato Industries, Ltd.	3,400	61,574
	Furuya Metal Co., Ltd.	600	36,505
	Furyu Corp.	5,800	74,935
	Fuso Chemical Co., Ltd.	5,800	209,079
	Fuso Pharmaceutical Industries, Ltd.	1,700	36,259
	Futaba Corp.	9,100	66,432
	Futaba Industrial Co., Ltd.	18,200	94,579
	Future Corp.	4,600	77,214

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fuyo General Lease Co., Ltd.	5,800	$378,977
	G-7 Holdings, Inc.	4,200	140,079
	Gakken Holdings Co., Ltd.	5,500	64,623
	Gakkyusha Co., Ltd.	1,500	18,442
	GCA Corp.	7,600	72,306
	Gecoss Corp.	3,900	31,393
	Genki Sushi Co., Ltd.	700	16,098
	Genky DrugStores Co., Ltd.	2,400	88,654
	Geo Holdings Corp.	11,000	122,903
	Geostr Corp.	5,000	15,874
	Gift, Inc.	1,100	24,368
	Gig Works, Inc.	2,400	15,505
	Giken, Ltd.	1,800	73,850
	GL Sciences, Inc.	1,400	33,792
	GLOBERIDE, Inc.	3,200	155,070
	Glory, Ltd.	11,400	244,954
	Glosel Co., Ltd.	4,100	16,543
	GMO Financial Holdings, Inc.	10,400	78,855
	GMO GlobalSign Holdings K.K.	600	23,173
	GMO internet, Inc.	12,100	319,055
	GMO Payment Gateway, Inc.	3,600	462,771
*	GNI Group, Ltd.	1,700	24,677
	Godo Steel, Ltd.	3,000	42,067
	Goldcrest Co., Ltd.	5,400	79,940
	Goldwin, Inc.	3,000	187,550
	Golf Digest Online, Inc.	1,000	15,081
	Good Com Asset Co., Ltd.	2,000	27,167
	Grace Technology, Inc.	4,400	55,412
	Grandy House Corp.	3,100	12,300
	Gree, Inc.	27,300	150,515
	GS Yuasa Corp.	17,199	441,858
	GSI Creos Corp.	3,000	26,690
	G-Tekt Corp.	6,700	95,092
#	Gumi, Inc.	6,000	44,048
	Gun-Ei Chemical Industry Co., Ltd.	1,000	22,469
	GungHo Online Entertainment, Inc.	10,370	192,129
	Gunma Bank, Ltd. (The)	78,300	250,200
	Gunze, Ltd.	2,000	86,600
	H.U. Group Holdings, Inc.	15,800	410,173
	H2O Retailing Corp.	24,860	188,238
	HABA Laboratories, Inc.	500	17,421
	Hachijuni Bank, Ltd. (The)	74,100	239,731
	Hagihara Industries, Inc.	3,400	44,291
	Hagiwara Electric Holdings Co., Ltd.	1,800	37,577
	Hakudo Co., Ltd.	1,900	38,453
	Hakuhodo DY Holdings, Inc.	17,800	270,747
	Hakuto Co., Ltd.	3,600	50,053
	Halows Co., Ltd.	2,300	59,519
	Hamakyorex Co., Ltd.	5,100	147,447
	Hamamatsu Photonics KK	2,400	133,441
	Handsman Co., Ltd.	800	11,314
	Hankyu Hanshin Holdings, Inc.	17,400	514,531
	Hanwa Co., Ltd.	8,700	257,433
	Happinet Corp.	4,100	54,369
	Hard Off Corp. Co., Ltd.	2,800	19,659
	Harima Chemicals Group, Inc.	3,800	31,411
	Haruyama Holdings, Inc.	2,200	12,644
	Haseko Corp.	86,500	1,170,543
#	Hashimoto Sogyo Holdings Co., Ltd.	800	20,119

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hayashikane Sangyo Co., Ltd.	1,800	$9,655
	Hazama Ando Corp.	51,900	394,836
	Heiwa Real Estate Co., Ltd.	6,400	230,962
	Heiwado Co., Ltd.	9,000	171,453
	Hibiya Engineering, Ltd.	4,400	75,294
	Hikari Tsushin, Inc.	1,800	311,635
	HI-LEX Corp.	5,900	89,616
#	Himaraya Co., Ltd.	1,200	12,073
	Hino Motors, Ltd.	34,000	298,067
	Hinokiya Group Co., Ltd.	1,400	31,492
	Hioki EE Corp.	900	62,773
	Hirakawa Hewtech Corp.	2,600	28,218
	Hirano Tecseed Co., Ltd.	1,800	43,144
	Hirata Corp.	1,300	73,183
	Hirogin Holdings, Inc.	59,200	318,552
	Hirose Electric Co., Ltd.	2,100	314,594
	Hirose Tusyo, Inc.	900	19,300
	Hiroshima Gas Co., Ltd.	7,500	25,354
	Hisaka Works, Ltd.	5,000	37,076
	Hisamitsu Pharmaceutical Co., Inc.	1,900	83,221
	Hitachi Transport System, Ltd.	7,600	304,608
	Hitachi Zosen Corp.	50,700	366,309
	Hito Communications Holdings, Inc.	1,700	32,596
	Hochiki Corp.	3,600	37,071
	Hodogaya Chemical Co., Ltd.	1,400	52,476
	Hogy Medical Co., Ltd.	1,700	53,461
	Hokkaido Coca-Cola Bottling Co., Ltd.	900	33,240
	Hokkaido Gas Co., Ltd.	2,000	28,439
	Hokkan Holdings, Ltd.	2,500	32,154
	Hokko Chemical Industry Co., Ltd.	6,000	58,492
	Hokkoku Bank, Ltd. (The)	6,400	119,103
	Hokuetsu Corp.	34,700	193,376
	Hokuetsu Industries Co., Ltd.	6,000	60,065
	Hokuhoku Financial Group, Inc.	33,600	242,650
	Hokuriku Electric Industry Co., Ltd.	1,000	10,196
	Hokuriku Electrical Construction Co., Ltd.	2,900	34,183
	Hokuto Corp.	5,800	101,749
	Honda Motor Co., Ltd.	91,400	2,935,573
	Honda Tsushin Kogyo Co., Ltd.	4,400	19,717
	H-One Co., Ltd.	5,000	33,801
	Honeys Holdings Co., Ltd.	4,450	46,183
	Hoosiers Holdings	9,100	60,064
	Horiba, Ltd.	5,600	384,891
	Hoshizaki Corp.	1,500	125,959
	Hosiden Corp.	13,000	119,262
	Hosokawa Micron Corp.	1,800	102,337
*	Hotland Co., Ltd.	3,400	39,995
	House Foods Group, Inc.	5,800	180,549
	Howa Machinery, Ltd.	3,900	28,783
	Hoya Corp.	14,600	2,061,075
*	HPC Systems, Inc.	1,000	28,945
	Hulic Co., Ltd.	51,869	590,100
	Hyakugo Bank, Ltd. (The)	59,200	165,292
	Hyakujushi Bank, Ltd. (The)	6,400	88,344
	Ibiden Co., Ltd.	7,400	392,016
	IBJ, Inc.	2,700	26,652
	Ichibanya Co., Ltd.	1,700	75,483
	Ichigo, Inc.	74,000	222,176
	Ichiken Co., Ltd.	1,200	21,096

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ichikoh Industries, Ltd.	11,300	$75,855
#	Ichimasa Kamaboko Co., Ltd.	1,500	12,643
	Ichinen Holdings Co., Ltd.	5,400	61,182
	Ichiyoshi Securities Co., Ltd.	10,100	55,588
	Icom, Inc.	1,900	41,507
	ID Holdings Corp.	2,550	21,733
	Idec Corp.	6,300	125,924
	IDOM, Inc.	19,900	182,270
	Ihara Science Corp.	2,000	35,692
*	IHI Corp.	40,400	934,453
	Iida Group Holdings Co., Ltd.	12,740	307,425
	Iino Kaiun Kaisha, Ltd.	25,800	106,978
	IJTT Co., Ltd.	7,800	50,038
	Ikegami Tsushinki Co., Ltd.	1,400	10,433
	I'll, Inc.	2,100	27,509
*	Imagica Group, Inc.	5,700	23,156
	Imagineer Co., Ltd.	1,000	9,479
	Imasen Electric Industrial	1,000	6,380
	i-mobile Co., Ltd.	1,300	16,395
*	Impact HD, Inc.	800	21,970
	Imuraya Group Co., Ltd.	700	14,646
	Inaba Denki Sangyo Co., Ltd.	5,100	124,457
#	Inaba Seisakusho Co., Ltd.	2,800	36,942
	Inabata & Co., Ltd.	12,000	186,742
	Inageya Co., Ltd.	5,300	69,827
	Ines Corp.	3,800	47,160
	I-Net Corp.	3,730	48,302
	Infocom Corp.	5,200	123,587
	Infomart Corp.	35,400	292,090
	Information Services International-Dentsu, Ltd.	5,200	205,788
	Innotech Corp.	4,100	50,248
	Insource Co., Ltd.	5,550	100,621
	Intage Holdings, Inc.	8,600	120,501
#	Intelligent Wave, Inc.	2,300	12,311
	Inter Action Corp.	1,800	39,866
	Internet Initiative Japan, Inc.	17,000	539,795
	I-O Data Device, Inc.	2,600	23,898
	I-PEX, Inc.	3,800	85,719
	IPS, Inc.	600	14,755
	IR Japan Holdings, Ltd.	1,500	185,619
	Iriso Electronics Co., Ltd.	3,700	176,778
	ISB Corp.	1,000	13,392
	Ise Chemicals Corp.	400	12,549
*	Iseki & Co., Ltd.	6,600	89,805
	Isetan Mitsukoshi Holdings, Ltd.	57,800	391,392
	Ishihara Chemical Co., Ltd.	1,700	34,934
	Ishihara Sangyo Kaisha, Ltd.	8,500	86,964
*	Ishizuka Glass Co., Ltd.	1,000	18,247
	Isolite Insulating Products Co., Ltd.	2,800	17,415
	Isuzu Motors, Ltd.	58,000	773,702
	Itfor, Inc.	4,500	30,129
	ITmedia, Inc.	900	16,849
	Ito En, Ltd.	5,000	295,019
	Itochu Enex Co., Ltd.	19,300	177,007
	Itochu Techno-Solutions Corp.	7,800	239,270
	Itoham Yonekyu Holdings, Inc.	40,700	270,723
	Itoki Corp.	9,400	31,263
*	Itokuro, Inc.	1,000	9,431
	IwaiCosmo Holdings, Inc.	5,600	71,412

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Iwaki Co., Ltd.	400	$3,326
	Iwasaki Electric Co., Ltd.	2,000	37,579
	Iwatani Corp.	11,500	660,663
	Iwatsu Electric Co., Ltd.	2,900	25,103
	Iwatsuka Confectionery Co., Ltd.	900	32,661
	Iyo Bank, Ltd. (The)	57,100	281,748
	Izumi Co., Ltd.	8,900	304,642
	J Front Retailing Co., Ltd.	49,100	413,745
*	J Trust Co., Ltd.	17,200	57,517
	JAC Recruitment Co., Ltd.	4,000	64,037
	Jaccs Co., Ltd.	6,700	155,815
	Jafco Group Co., Ltd.	8,200	468,423
*	Jalux, Inc.	1,000	15,257
*	Jamco Corp.	2,300	22,218
#	Janome Sewing Machine Co., Ltd.	7,199	50,407
*	Japan Airlines Co., Ltd.	24,100	502,422
*	Japan Airport Terminal Co., Ltd.	1,800	77,785
	Japan Asia Group, Ltd.	7,100	62,833
*	Japan Asia Investment Co., Ltd.	2,700	8,592
*	Japan Asset Marketing Co., Ltd.	10,100	10,123
	Japan Aviation Electronics Industry, Ltd.	15,000	238,842
	Japan Best Rescue System Co., Ltd.	3,600	33,891
*	Japan Display, Inc.	79,300	25,374
	Japan Electronic Materials Corp.	2,700	44,044
	Japan Elevator Service Holdings Co., Ltd.	7,700	177,486
	Japan Exchange Group, Inc.	44,100	1,003,055
	Japan Foundation Engineering Co., Ltd.	6,500	36,080
*	Japan Hospice Holdings, Inc.	600	9,912
	Japan Investment Adviser Co., Ltd.	2,100	28,366
	Japan Lifeline Co., Ltd.	11,100	139,729
	Japan Material Co., Ltd.	12,400	148,227
	Japan Medical Dynamic Marketing, Inc.	3,200	70,804
	Japan Oil Transportation Co., Ltd.	700	16,638
	Japan Property Management Center Co., Ltd.	3,600	42,246
	Japan Pulp & Paper Co., Ltd.	3,400	114,205
	Japan Securities Finance Co., Ltd.	27,400	204,694
	Japan Steel Works, Ltd. (The)	15,700	386,217
	Japan Transcity Corp.	8,700	45,451
	Japan Wool Textile Co., Ltd. (The)	14,300	128,617
#	Jastec Co., Ltd.	1,400	15,561
	JBCC Holdings, Inc.	3,800	50,551
	JCR Pharmaceuticals Co., Ltd.	3,500	98,745
	JCU Corp.	8,700	319,616
	JDC Corp.	5,200	27,448
	Jeol, Ltd.	9,300	604,772
	JFE Systems, Inc.	1,300	20,581
	JGC Holdings Corp.	47,800	430,328
#*	JIG-SAW, Inc.	300	23,499
	Jimoto Holdings, Inc.	4,650	27,057
	JINS Holdings, Inc.	2,800	183,369
#	JK Holdings Co., Ltd.	3,200	23,621
#	JM Holdings Co., Ltd.	2,300	43,978
	JMS Co., Ltd.	5,000	37,297
*	Joban Kosan Co., Ltd.	1,900	24,887
	J-Oil Mills, Inc.	5,400	91,226
	Joshin Denki Co., Ltd.	5,100	126,664
	Joyful Honda Co., Ltd.	1,000	12,623
	JP-Holdings, Inc.	7,900	19,678
	JSB Co., Ltd.	600	21,285

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	JSP Corp.	3,300	$48,613
	JTEKT Corp.	53,500	508,308
	Juki Corp.	9,000	66,540
	Juroku Bank, Ltd. (The)	7,700	136,084
	Justsystems Corp.	4,400	255,628
	JVCKenwood Corp.	55,200	118,974
	K&O Energy Group, Inc.	4,700	55,917
	Kadokawa Corp.	4,885	190,743
	Kadoya Sesame Mills, Inc.	400	14,595
	Kaga Electronics Co., Ltd.	4,200	109,597
	Kagome Co., Ltd.	6,200	159,218
	Kajima Corp.	105,900	1,363,228
	Kakaku.com, Inc.	12,100	330,199
	Kakiyasu Honten Co., Ltd.	2,400	55,312
	Kameda Seika Co., Ltd.	2,100	86,700
	Kamei Corp.	6,100	63,596
	Kamigumi Co., Ltd.	20,800	438,937
	Kanaden Corp.	4,800	45,827
	Kanagawa Chuo Kotsu Co., Ltd.	1,800	55,679
	Kanamic Network Co., Ltd.	6,700	37,150
	Kanamoto Co., Ltd.	11,000	257,138
	Kandenko Co., Ltd.	25,600	214,739
	Kaneko Seeds Co., Ltd.	2,900	37,732
	Kanematsu Corp.	25,200	348,657
	Kanematsu Electronics, Ltd.	3,100	101,869
	Kanemi Co., Ltd.	500	13,726
	Kansai Electric Power Co., Inc. (The)	38,600	364,109
	Kansai Paint Co., Ltd.	3,500	85,958
	Kansai Super Market, Ltd.	3,400	36,629
	Kanto Denka Kogyo Co., Ltd.	13,300	127,880
	Kao Corp.	29,000	1,746,128
*	Kasai Kogyo Co., Ltd.	7,000	25,684
	Katakura & Co-op Agri Corp.	700	7,773
	Katakura Industries Co., Ltd.	6,600	92,412
	Katitas Co., Ltd.	10,400	310,192
	Kato Works Co., Ltd.	2,500	22,207
	Kawada Technologies, Inc.	1,400	46,729
	Kawai Musical Instruments Manufacturing Co., Ltd.	1,400	56,320
*	Kawasaki Heavy Industries, Ltd.	40,500	850,059
	KDDI Corp.	189,600	5,798,651
	KeePer Technical Laboratory Co., Ltd.	3,200	85,362
	Keihan Holdings Co., Ltd.	9,700	266,672
	Keihanshin Building Co., Ltd.	4,200	54,206
	Keihin Co., Ltd.	900	11,241
	Keikyu Corp.	18,500	219,787
	Keio Corp.	4,700	263,267
	Keisei Electric Railway Co., Ltd.	5,100	151,891
	Keiyo Bank, Ltd. (The)	28,100	107,333
	Keiyo Co., Ltd.	8,600	65,616
	KEL Corp.	1,000	9,197
	Kenko Mayonnaise Co., Ltd.	2,600	34,085
	Kewpie Corp.	19,400	436,246
	Keyence Corp.	2,000	1,114,005
	KeyHolder, Inc.	2,400	19,183
	KFC Holdings Japan, Ltd.	3,200	83,180
	KFC, Ltd.	1,400	24,544
	KH Neochem Co., Ltd.	8,400	198,630
	Kimoto Co., Ltd.	4,300	9,647
	Kimura Chemical Plants Co., Ltd.	5,400	45,050

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kimura Unity Co., Ltd.	1,200	$14,204
	Kinden Corp.	19,200	311,352
	King Co., Ltd.	3,600	14,892
#	Kinki Sharyo Co., Ltd. (The)	1,300	14,145
*	Kintetsu Department Store Co., Ltd.	1,800	50,536
*	Kintetsu Group Holdings Co., Ltd.	7,500	253,432
	Kintetsu World Express, Inc.	11,300	275,353
	Kissei Pharmaceutical Co., Ltd.	8,000	164,585
	Ki-Star Real Estate Co., Ltd.	3,100	140,475
	Kitagawa Corp.	2,400	36,453
	Kita-Nippon Bank, Ltd. (The)	1,700	24,297
	Kitano Construction Corp.	1,000	21,049
	Kitanotatsujin Corp.	9,200	45,371
	Kito Corp.	7,900	122,500
	Kitz Corp.	20,200	146,273
	Kiyo Bank, Ltd. (The)	16,100	214,814
*	KLab, Inc.	8,100	48,051
	Koa Corp.	8,000	123,023
	Koa Shoji Holdings Co., Ltd.	2,000	11,887
	Koatsu Gas Kogyo Co., Ltd.	6,900	42,037
	Kobayashi Pharmaceutical Co., Ltd.	1,400	111,671
	Kobe Bussan Co., Ltd.	16,400	552,194
*	Kobe Electric Railway Co., Ltd.	1,300	41,839
	Kobe Steel, Ltd.	80,600	537,806
	Kobelco Eco-Solutions Co., Ltd.	1,200	30,458
	Koei Tecmo Holdings Co., Ltd.	1,040	48,863
	Kohnan Shoji Co., Ltd.	8,800	357,486
	Kohsoku Corp.	2,000	27,343
	Koito Manufacturing Co., Ltd.	6,800	416,164
#	Kojima Co., Ltd.	7,900	49,755
	Kokusai Pulp & Paper Co., Ltd.	4,800	11,272
	Kokuyo Co., Ltd.	22,000	356,970
	KOMAIHALTEC, Inc.	500	7,773
	Komatsu Matere Co., Ltd.	7,000	59,134
	Komatsu Wall Industry Co., Ltd.	2,000	35,486
	Komatsu, Ltd.	35,000	877,066
	KOMEDA Holdings Co., Ltd.	9,900	185,600
	Komehyo Holdings Co., Ltd.	2,300	26,778
	Komeri Co., Ltd.	11,700	283,759
	Komori Corp.	11,900	90,211
#	Konaka Co., Ltd.	5,700	18,091
	Konami Holdings Corp.	6,400	354,467
	Kondotec, Inc.	4,900	44,653
	Konica Minolta, Inc.	83,400	428,881
	Konishi Co., Ltd.	6,000	89,030
	Konoike Transport Co., Ltd.	6,500	75,148
	Konoshima Chemical Co., Ltd.	1,600	32,544
*	Kosaido Co., Ltd.	2,900	21,541
	Kose Corp.	500	79,005
	Kozo Keikaku Engineering, Inc.	500	12,249
	Krosaki Harima Corp.	1,400	62,477
	KRS Corp.	1,500	23,380
	K's Holdings Corp.	37,800	446,595
	KU Holdings Co., Ltd.	3,800	34,760
	Kubota Corp.	29,200	610,615
	Kumagai Gumi Co., Ltd.	12,500	321,460
	Kumiai Chemical Industry Co., Ltd.	12,810	98,495
	Kunimine Industries Co., Ltd.	2,600	28,029
	Kurabo Industries, Ltd.	4,400	78,159

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kuraray Co., Ltd.	96,800	$898,844
	Kureha Corp.	4,500	295,808
	Kurimoto, Ltd.	2,100	32,103
	Kurita Water Industries, Ltd.	14,600	709,101
	Kuriyama Holdings Corp.	2,700	19,907
	Kusuri no Aoki Holdings Co., Ltd.	3,400	227,702
	KYB Corp.	5,400	177,615
	Kyocera Corp.	12,300	760,040
	Kyoden Co., Ltd.	6,700	21,749
	Kyodo Printing Co., Ltd.	2,100	50,505
	Kyoei Steel, Ltd.	5,500	71,270
	Kyokuto Boeki Kaisha, Ltd.	1,500	35,765
	Kyokuto Kaihatsu Kogyo Co., Ltd.	7,500	107,445
	Kyokuto Securities Co., Ltd.	5,500	39,917
	Kyokuyo Co., Ltd.	3,000	81,282
	KYORIN Holdings, Inc.	10,100	163,664
#*	Kyoritsu Printing Co., Ltd.	7,400	10,889
	Kyosan Electric Manufacturing Co., Ltd.	10,000	37,898
	Kyowa Electronic Instruments Co., Ltd.	5,000	17,144
	Kyowa Exeo Corp.	16,119	400,675
	Kyowa Kirin Co., Ltd.	2,100	68,357
	Kyowa Leather Cloth Co., Ltd.	3,800	24,119
	Kyudenko Corp.	9,700	345,681
	Kyushu Financial Group, Inc.	85,550	305,270
	Kyushu Leasing Service Co., Ltd.	2,100	12,429
	Kyushu Railway Co.	11,500	259,325
	LAC Co., Ltd.	1,800	17,232
	Lacto Japan Co., Ltd.	1,200	29,316
	Lasertec Corp.	11,000	2,065,047
	Lawson, Inc.	12,700	638,303
	LEC, Inc.	7,300	73,983
	Life Corp.	5,200	181,654
	LIFULL Co., Ltd.	8,800	26,765
	Like Co., Ltd.	1,100	20,667
	Linical Co., Ltd.	2,200	18,149
	Link And Motivation, Inc.	4,700	37,804
	Lintec Corp.	9,000	196,201
	Lion Corp.	11,500	199,056
	LITALICO, Inc.	2,100	100,921
	Lixil Corp.	42,600	1,162,557
	Lonseal Corp.	800	11,013
	Look Holdings, Inc.	2,000	24,717
#*	LTS, Inc.	700	24,597
*	M&A Capital Partners Co., Ltd.	3,500	169,465
	M3, Inc.	22,500	1,471,650
	Mabuchi Motor Co., Ltd.	7,600	285,824
	Macnica Fuji Electronics Holdings, Inc.	12,550	322,554
	Macromill, Inc.	11,800	83,485
	Maeda Corp.	37,000	311,065
	Maeda Kosen Co., Ltd.	4,200	140,706
	Maeda Road Construction Co., Ltd.	8,000	152,765
	Maezawa Kasei Industries Co., Ltd.	3,600	40,530
	Maezawa Kyuso Industries Co., Ltd.	4,200	37,833
	Makino Milling Machine Co., Ltd.	6,200	233,920
	Makita Corp.	7,600	395,192
	Mamiya-Op Co., Ltd.	1,100	6,729
*	Management Solutions Co., Ltd.	1,300	30,489
	Mandom Corp.	700	11,868
	Mani, Inc.	4,400	93,917

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	MarkLines Co., Ltd.	2,700	$67,582
#	Marubun Corp.	3,300	20,703
	Marudai Food Co., Ltd.	5,000	79,005
	Marufuji Sheet Piling Co., Ltd.	400	7,621
	Maruha Nichiro Corp.	14,100	312,616
	Marui Group Co., Ltd.	27,300	478,217
	Maruichi Steel Tube, Ltd.	9,500	229,178
	Maruka Corp.	1,700	39,617
	Marumae Co., Ltd.	1,200	23,340
	Marusan Securities Co., Ltd.	16,100	87,279
	Maruwa Co., Ltd.	2,700	264,462
	Maruwa Unyu Kikan Co., Ltd.	5,600	78,530
	Maruyama Manufacturing Co., Inc.	600	9,853
	Maruzen CHI Holdings Co., Ltd.	3,900	13,926
	Maruzen Co., Ltd.	1,000	21,731
	Maruzen Showa Unyu Co., Ltd.	3,100	97,978
	Marvelous, Inc.	3,500	23,549
	Matsuda Sangyo Co., Ltd.	3,100	61,438
#	Matsui Construction Co., Ltd.	6,000	41,478
	Matsui Securities Co., Ltd.	25,600	183,968
	Matsumotokiyoshi Holdings Co., Ltd.	8,500	377,672
	Matsuyafoods Holdings Co., Ltd.	1,800	59,938
	Max Co., Ltd.	3,500	60,401
*	Maxell Holdings, Ltd.	12,500	146,317
	Maxvalu Nishinihon Co., Ltd.	700	11,725
	Maxvalu Tokai Co., Ltd.	1,800	41,214
*	Mazda Motor Corp.	76,406	753,738
	McDonald's Holdings Co. Japan, Ltd.	6,200	279,408
	MCJ Co., Ltd.	23,800	269,084
	Mebuki Financial Group, Inc.	152,650	326,703
	MEC Co., Ltd.	2,200	67,411
	Media Do Co., Ltd.	1,800	74,303
	Medical Data Vision Co., Ltd.	6,200	113,544
	Medical System Network Co., Ltd.	7,000	47,295
	Medipal Holdings Corp.	19,000	357,831
#	Medius Holdings Co., Ltd.	1,500	13,408
*	MedPeer, Inc.	3,100	113,797
	Megachips Corp.	3,500	103,563
	Megmilk Snow Brand Co., Ltd.	11,300	212,378
	Meidensha Corp.	11,700	254,175
	Meiji Electric Industries Co., Ltd.	1,500	19,089
	Meiko Electronics Co., Ltd.	7,500	207,634
	Meiko Network Japan Co., Ltd.	3,300	18,033
	Meisei Industrial Co., Ltd.	10,800	73,387
	Meitec Corp.	5,700	321,953
	Meito Sangyo Co., Ltd.	2,500	36,838
	Meiwa Corp.	6,500	27,807
	Meiwa Estate Co., Ltd.	2,100	11,695
	Melco Holdings, Inc.	1,500	80,553
	Members Co., Ltd.	1,100	31,742
	Menicon Co., Ltd.	6,300	460,498
#	Mercuria Holdings Co., Ltd.	1,500	10,029
	Mesco, Inc.	600	5,528
	METAWATER Co., Ltd.	5,500	100,609
	Michinoku Bank, Ltd. (The)	4,799	40,024
	Micronics Japan Co., Ltd.	5,200	66,338
	Mie Kotsu Group Holdings, Inc.	12,100	52,982
	Mikuni Corp.	7,000	20,955
	Milbon Co., Ltd.	3,680	203,010

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mimaki Engineering Co., Ltd.	5,500	$40,814
	Mimasu Semiconductor Industry Co., Ltd.	4,500	101,131
	Minebea Mitsumi, Inc.	35,490	958,262
	Ministop Co., Ltd.	3,800	49,512
	Mirai Industry Co., Ltd.	1,400	20,820
	Miraial Co., Ltd.	1,700	19,294
*	Mirainovate Co., Ltd.	125,000	30,812
	Mirait Holdings Corp.	21,410	422,156
	Miroku Jyoho Service Co., Ltd.	3,800	54,591
	MISUMI Group, Inc.	9,800	341,580
	Mitani Corp.	2,000	150,181
	Mitani Sangyo Co., Ltd.	7,800	27,204
	Mitani Sekisan Co., Ltd.	1,600	65,034
	Mito Securities Co., Ltd.	16,800	44,949
*	Mitsuba Corp.	11,200	80,975
	Mitsubishi Electric Corp.	57,900	785,543
	Mitsubishi Estate Co., Ltd.	25,500	400,016
	Mitsubishi Gas Chemical Co., Inc.	22,600	470,778
	Mitsubishi HC Capital, Inc.	215,770	1,176,880
	Mitsubishi Heavy Industries, Ltd.	55,300	1,597,795
	Mitsubishi Kakoki Kaisha, Ltd.	1,800	40,443
	Mitsubishi Logisnext Co., Ltd.	8,300	75,331
	Mitsubishi Logistics Corp.	9,500	282,230
*	Mitsubishi Motors Corp.	102,700	288,559
*	Mitsubishi Paper Mills, Ltd.	6,500	21,669
	Mitsubishi Pencil Co., Ltd.	1,300	16,789
	Mitsubishi Research Institute, Inc.	1,900	69,194
	Mitsubishi UFJ Financial Group, Inc.	466,100	2,462,256
	Mitsuboshi Belting, Ltd.	6,400	106,869
	Mitsui Chemicals, Inc.	29,466	939,652
	Mitsui DM Sugar Holdings Co., Ltd.	4,500	76,586
*	Mitsui E&S Holdings Co., Ltd.	19,000	88,876
	Mitsui Fudosan Co., Ltd.	54,400	1,272,267
	Mitsui High-Tec, Inc.	3,800	222,589
	Mitsui Mining & Smelting Co., Ltd.	20,400	580,884
	Mitsui-Soko Holdings Co., Ltd.	7,300	170,068
	Mitsuuroko Group Holdings Co., Ltd.	8,300	95,217
	Miura Co., Ltd.	2,300	101,565
	Mixi, Inc.	11,300	284,631
	Miyaji Engineering Group, Inc.	1,500	34,570
	Miyazaki Bank, Ltd. (The)	3,700	67,066
	Miyoshi Oil & Fat Co., Ltd.	2,400	27,374
	Mizuho Financial Group, Inc.	91,980	1,314,357
	Mizuho Leasing Co., Ltd.	9,700	321,932
	Mizuho Medy Co., Ltd.	1,800	41,245
	Mizuno Corp.	5,500	126,093
*	Mobile Factory, Inc.	1,400	13,705
	Modec, Inc.	7,000	117,222
	Monex Group, Inc.	45,600	287,412
	Monogatari Corp. (The)	2,600	161,555
	MonotaRO Co., Ltd.	22,800	524,462
	MORESCO Corp.	1,700	17,905
	Mori-Gumi Co., Ltd.	1,900	5,313
	Morinaga & Co., Ltd.	12,100	383,888
	Morinaga Milk Industry Co., Ltd.	11,000	616,366
	Moriroku Holdings Co., Ltd.	2,200	44,650
	Morita Holdings Corp.	5,300	74,775
	Morito Co., Ltd.	5,100	30,548
	Morozoff, Ltd.	500	24,546

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mortgage Service Japan, Ltd.	1,000	$9,269
	MrMax Holdings, Ltd.	8,700	52,462
	MS&AD Insurance Group Holdings, Inc.	16,800	519,306
*	MTG Co., Ltd.	1,700	27,851
	MTI, Ltd.	4,700	31,387
	Mugen Estate Co., Ltd.	2,600	11,655
	m-up Holdings, Inc.	1,000	30,104
	Murakami Corp.	1,400	40,501
	Murata Manufacturing Co., Ltd.	28,500	2,365,093
	Musashi Seimitsu Industry Co., Ltd.	15,600	324,317
	Musashino Bank, Ltd. (The)	7,800	116,979
	Mutoh Holdings Co., Ltd.	200	2,859
	Nabtesco Corp.	17,900	677,988
	NAC Co., Ltd.	2,700	22,570
	Nachi-Fujikoshi Corp.	4,500	183,269
	Nadex Co., Ltd.	1,100	7,324
	Nafco Co., Ltd.	2,900	49,600
	Nagaileben Co., Ltd.	600	14,153
	Nagano Bank, Ltd. (The)	1,800	18,254
	Nagano Keiki Co., Ltd.	4,100	38,958
	Nagase & Co., Ltd.	26,100	399,448
	Nagatanien Holdings Co., Ltd.	2,700	52,283
	Nagawa Co., Ltd.	900	72,158
*	Nagoya Railroad Co., Ltd.	16,700	281,223
	Nakabayashi Co., Ltd.	4,900	26,472
	Nakamoto Packs Co., Ltd.	1,600	25,980
	Nakamuraya Co., Ltd.	900	30,728
	Nakanishi, Inc.	5,300	110,040
	Nakano Corp.	4,900	18,365
	Nakayamafuku Co., Ltd.	1,900	7,592
	Nakayo, Inc.	1,100	14,554
*	Namura Shipbuilding Co., Ltd.	12,900	24,359
	Nankai Electric Railway Co., Ltd.	9,600	203,857
	Nanto Bank, Ltd. (The)	7,800	133,923
	Narasaki Sangyo Co., Ltd.	1,000	19,182
	Natori Co., Ltd.	1,400	24,701
	NEC Capital Solutions, Ltd.	2,400	47,074
	NEC Corp.	40,800	2,069,254
	NEC Networks & System Integration Corp.	11,500	203,936
#	NEOJAPAN, Inc.	1,100	13,929
	NET One Systems Co., Ltd.	11,400	390,957
	New Art Holdings Co., Ltd.	1,000	11,572
#	New Japan Chemical Co., Ltd.	5,200	12,594
	Nexon Co., Ltd.	6,700	137,860
	Nextage Co., Ltd.	9,000	185,107
	NGK Insulators, Ltd.	24,300	389,161
	NGK Spark Plug Co., Ltd.	45,200	665,668
	NH Foods, Ltd.	14,900	600,978
	NHK Spring Co., Ltd.	53,200	411,038
	Nicca Chemical Co., Ltd.	1,900	19,396
	Nice Corp.	1,400	26,699
	Nichias Corp.	15,700	399,121
	Nichiban Co., Ltd.	2,800	44,493
	Nichicon Corp.	13,300	141,662
	Nichiden Corp.	2,900	58,883
	Nichiha Corp.	7,200	189,144
	Nichirei Corp.	19,100	522,566
	Nichireki Co., Ltd.	5,800	71,523
	Nichirin Co., Ltd.	2,810	41,540

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nidec Corp.	8,700	$976,518
	Nifco, Inc.	16,200	538,437
	Nihon Chouzai Co., Ltd.	5,600	87,594
#*	Nihon Dempa Kogyo Co., Ltd.	2,300	17,777
	Nihon Dengi Co., Ltd.	900	31,956
	Nihon Denkei Co., Ltd.	900	14,683
	Nihon Flush Co., Ltd.	5,100	57,061
	Nihon House Holdings Co., Ltd.	11,100	38,746
	Nihon Kagaku Sangyo Co., Ltd.	2,900	35,175
	Nihon Kohden Corp.	12,400	378,810
	Nihon M&A Center, Inc.	31,000	863,319
	Nihon Nohyaku Co., Ltd.	9,800	45,736
	Nihon Parkerizing Co., Ltd.	8,500	87,567
	Nihon Plast Co., Ltd.	3,800	24,524
	Nihon Tokushu Toryo Co., Ltd.	2,700	27,307
	Nihon Unisys, Ltd.	16,300	491,509
	Nihon Yamamura Glass Co., Ltd.	1,600	14,158
	Nikkato Corp.	1,400	8,622
	Nikkiso Co., Ltd.	16,700	173,209
	Nikko Co., Ltd.	8,000	50,081
	Nikkon Holdings Co., Ltd.	14,900	328,159
	Nikon Corp.	47,800	444,987
	Nintendo Co., Ltd.	3,800	1,953,591
	Nippi, Inc.	400	12,949
	Nippn Corp.	13,100	188,336
	Nippo Corp.	10,000	277,790
	Nippon Aqua Co., Ltd.	1,900	9,343
	Nippon Beet Sugar Manufacturing Co., Ltd.	3,000	45,042
	Nippon Carbide Industries Co., Inc.	1,700	19,974
	Nippon Carbon Co., Ltd.	4,200	157,511
	Nippon Care Supply Co., Ltd.	700	10,567
	Nippon Ceramic Co., Ltd.	3,000	79,518
	Nippon Chemical Industrial Co., Ltd.	1,799	49,702
*	Nippon Chemi-Con Corp.	5,200	120,634
	Nippon Chemiphar Co., Ltd.	500	10,154
	Nippon Coke & Engineering Co., Ltd.	51,300	47,801
	Nippon Commercial Development Co., Ltd.	3,100	48,539
	Nippon Concept Corp.	2,200	47,888
	Nippon Densetsu Kogyo Co., Ltd.	9,600	168,007
	Nippon Dry-Chemical Co., Ltd.	1,600	27,333
	Nippon Electric Glass Co., Ltd.	18,900	429,159
*	Nippon Engineering Consultants Co., Ltd.	1,000	10,884
	Nippon Express Co., Ltd.	14,900	1,088,441
	Nippon Felt Co., Ltd.	2,300	9,361
	Nippon Filcon Co., Ltd.	1,500	6,803
#	Nippon Fine Chemical Co., Ltd.	2,700	43,544
	Nippon Gas Co., Ltd.	34,800	549,667
	Nippon Hume Corp.	6,600	43,751
#	Nippon Kodoshi Corp.	1,600	50,328
	Nippon Koei Co., Ltd.	3,800	103,969
	Nippon Light Metal Holdings Co., Ltd.	18,350	323,020
#	Nippon Paint Holdings Co., Ltd.	11,000	140,406
	Nippon Paper Industries Co., Ltd.	35,100	410,295
#	Nippon Parking Development Co., Ltd.	37,500	53,170
	Nippon Pillar Packing Co., Ltd.	5,000	103,235
	Nippon Piston Ring Co., Ltd.	2,300	28,283
	Nippon Road Co., Ltd. (The)	2,000	148,397
	Nippon Seiki Co., Ltd.	13,400	155,419
	Nippon Seisen Co., Ltd.	1,000	48,245

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Sharyo, Ltd.	2,200	$41,741
	Nippon Shinyaku Co., Ltd.	4,000	300,926
	Nippon Shokubai Co., Ltd.	3,200	153,922
	Nippon Signal Co., Ltd.	11,500	96,225
	Nippon Soda Co., Ltd.	6,500	208,638
	Nippon Steel Trading Corp.	4,100	175,983
	Nippon Suisan Kaisha, Ltd.	104,900	544,210
	Nippon Systemware Co., Ltd.	1,300	28,602
	Nippon Telegraph & Telephone Corp.	31,800	814,338
	Nippon Thompson Co., Ltd.	14,800	89,690
	Nippon Yusen K.K.	41,500	2,242,328
	Nishikawa Rubber Co., Ltd.	2,100	29,495
	Nishimatsu Construction Co., Ltd.	11,800	383,701
#	Nishimatsuya Chain Co., Ltd.	11,300	138,056
	Nishimoto Co., Ltd.	700	17,150
	Nishi-Nippon Financial Holdings, Inc.	33,700	189,470
	Nishi-Nippon Railroad Co., Ltd.	8,300	198,961
	Nishio Rent All Co., Ltd.	6,100	166,917
*	Nissan Motor Co., Ltd.	149,100	865,352
	Nissan Shatai Co., Ltd.	17,700	116,392
	Nissan Tokyo Sales Holdings Co., Ltd.	4,900	11,551
	Nissei ASB Machine Co., Ltd.	1,900	84,152
	Nissei Plastic Industrial Co., Ltd.	4,600	57,695
	Nissha Co., Ltd.	11,400	160,506
	Nisshin Group Holdings Co., Ltd.	9,400	40,615
	Nisshin Oillio Group, Ltd. (The)	6,200	170,733
	Nisshin Seifun Group, Inc.	14,440	232,810
	Nisshinbo Holdings, Inc.	40,311	339,158
	Nissin Corp.	3,500	47,292
	Nissin Electric Co., Ltd.	12,400	144,564
	Nissin Foods Holdings Co., Ltd.	2,700	192,133
	Nissin Sugar Co., Ltd.	3,100	47,875
	Nisso Corp.	2,800	21,293
	Nissui Pharmaceutical Co., Ltd.	2,600	23,922
	Nitori Holdings Co., Ltd.	4,800	912,365
	Nitta Corp.	5,800	139,755
	Nitta Gelatin, Inc.	3,200	18,380
	Nittan Valve Co., Ltd.	4,000	11,849
	Nitto Boseki Co., Ltd.	400	12,238
	Nitto Denko Corp.	18,800	1,396,810
	Nitto Fuji Flour Milling Co., Ltd.	300	18,098
	Nitto Kogyo Corp.	7,300	120,465
	Nitto Kohki Co., Ltd.	3,400	57,605
	Nitto Seiko Co., Ltd.	6,900	37,098
	Nittoc Construction Co., Ltd.	6,700	46,761
	NJS Co., Ltd.	1,500	26,276
	Noda Corp.	2,000	14,489
	Noevir Holdings Co., Ltd.	3,100	154,847
	NOF Corp.	6,500	330,618
	Nojima Corp.	11,000	285,915
	NOK Corp.	16,700	220,901
	Nomura Co., Ltd.	20,300	158,250
	Nomura Holdings, Inc.	182,200	912,381
	Nomura Micro Science Co., Ltd.	500	19,894
	Nomura Real Estate Holdings, Inc.	35,800	887,713
	Nomura Research Institute, Ltd.	10,989	353,624
	Noritake Co., Ltd.	2,700	104,224
	Noritsu Koki Co., Ltd.	4,200	87,495
	Noritz Corp.	8,000	136,127

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	North Pacific Bank, Ltd.	80,000	$171,126
	Nozawa Corp.	2,000	13,004
	NS Solutions Corp.	6,700	213,292
	NS Tool Co., Ltd.	5,400	73,500
	NSD Co., Ltd.	14,400	246,889
	NSK, Ltd.	49,900	411,818
*	NTN Corp.	135,400	347,452
	NTT Data Corp.	42,500	658,305
	Oat Agrio Co., Ltd.	600	7,273
	Obara Group, Inc.	1,900	67,999
	Obayashi Corp.	71,500	584,674
	Obic Co., Ltd.	900	158,178
	Ocean System Corp.	1,000	10,109
	Odakyu Electric Railway Co., Ltd.	13,199	315,009
	Ogaki Kyoritsu Bank, Ltd. (The)	9,300	156,694
	Ohara, Inc.	1,700	21,020
	Ohashi Technica, Inc.	3,300	45,192
	Ohki Healthcare Holdings Co., Ltd.	1,000	10,265
	Ohsho Food Service Corp.	2,100	112,530
	Oiles Corp.	6,940	102,607
*	Oisix ra daichi, Inc.	4,900	174,236
	Oita Bank, Ltd. (The)	3,900	60,085
	Oji Holdings Corp.	106,800	615,754
	Okabe Co., Ltd.	12,300	73,706
	Okada Aiyon Corp.	800	9,656
	Okamoto Machine Tool Works, Ltd.	1,100	61,099
	Okamura Corp.	17,000	240,782
	Okasan Securities Group, Inc.	38,600	140,639
	Oki Electric Industry Co., Ltd.	28,100	262,544
	Okinawa Cellular Telephone Co.	3,700	176,007
	OKUMA Corp.	5,500	275,535
	Okumura Corp.	6,500	176,658
	Okura Industrial Co., Ltd.	2,600	55,547
	Okuwa Co., Ltd.	5,900	58,742
	Omron Corp.	4,600	393,645
	Onamba Co., Ltd.	3,000	21,825
	ONO Sokki Co., Ltd.	3,200	16,631
	Onoken Co., Ltd.	4,000	48,919
	Onward Holdings Co., Ltd.	29,800	81,825
	Open House Co., Ltd.	12,800	647,165
	Optex Group Co., Ltd.	3,600	55,529
*	Optim Corp.	3,400	62,353
	Optorun Co., Ltd.	4,800	96,727
	Oracle Corp.	2,900	216,630
	Orchestra Holdings, Inc.	400	10,069
	Organo Corp.	1,800	103,355
	Oricon, Inc.	1,000	8,247
	Orient Corp.	113,200	142,084
	Oriental Land Co., Ltd.	700	95,900
*	Oriental Shiraishi Corp.	31,900	79,936
	Origin Co., Ltd.	1,400	17,074
	ORIX Corp.	114,900	2,010,221
	Oro Co., Ltd.	1,000	35,087
	Osaka Gas Co., Ltd.	15,200	283,977
	Osaka Organic Chemical Industry, Ltd.	1,600	54,860
	Osaka Soda Co., Ltd.	2,300	50,709
	Osaka Steel Co., Ltd.	3,600	38,999
*	OSAKA Titanium Technologies Co., Ltd.	6,800	49,237
	Osaki Electric Co., Ltd.	11,100	63,772

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	OSG Corp.	18,400	$344,167
	Otsuka Corp.	8,800	457,253
	OUG Holdings, Inc.	1,000	26,261
	Outsourcing, Inc.	28,700	549,341
	Oyo Corp.	5,800	68,381
	Pacific Industrial Co., Ltd.	14,400	175,273
#	Pack Corp. (The)	3,200	82,909
	PAL GROUP Holdings Co., Ltd.	3,600	57,524
	PALTAC Corp.	4,000	185,768
	Pan Pacific International Holdings Corp.	28,000	584,473
	Panasonic Corp.	206,100	2,488,670
	PAPYLESS Co., Ltd.	700	10,018
	Paraca, Inc.	1,500	22,941
	Paramount Bed Holdings Co., Ltd.	7,600	135,843
#	Paris Miki Holdings, Inc.	8,700	21,226
*	Park24 Co., Ltd.	22,000	414,823
	Parker Corp.	3,000	15,132
	Pasona Group, Inc.	6,100	123,730
	PC Depot Corp.	7,800	34,034
	Pegasus Sewing Machine Manufacturing Co., Ltd.	5,300	22,569
	Penta-Ocean Construction Co., Ltd.	92,000	623,415
*	PeptiDream, Inc.	6,000	247,630
	Persol Holdings Co., Ltd.	21,300	429,735
	Pickles Corp.	1,200	40,517
	Pigeon Corp.	17,200	495,243
	Pilot Corp.	5,500	189,039
	Piolax, Inc.	7,100	98,719
	Pipedo HD, Inc.	1,300	27,884
	Poletowin Pitcrew Holdings, Inc.	8,400	79,623
	Premium Group Co., Ltd.	2,100	64,342
*	Premium Water Holdings, Inc.	800	24,301
	Press Kogyo Co., Ltd.	23,000	75,468
	Pressance Corp.	8,400	122,632
	Prestige International, Inc.	20,100	128,690
	Prima Meat Packers, Ltd.	8,599	233,160
	Pronexus, Inc.	1,800	16,540
*	Prored Partners Co., Ltd.	800	19,387
	Pro-Ship, Inc.	800	10,677
	Proto Corp.	6,300	79,896
	PS Mitsubishi Construction Co., Ltd.	10,100	56,696
	Punch Industry Co., Ltd.	4,300	22,863
*	QB Net Holdings Co., Ltd.	2,900	42,874
	Qol Holdings Co., Ltd.	8,200	113,675
	Quick Co., Ltd.	1,500	16,424
	Raccoon Holdings, Inc.	4,100	88,092
	Raito Kogyo Co., Ltd.	8,000	143,247
	Raiznext Corp.	7,900	82,583
	Rakus Co., Ltd.	8,400	236,455
	Rakuten Group, Inc.	8,400	92,434
	Rasa Corp.	1,700	13,808
	Rasa Industries, Ltd.	2,100	34,748
	Raysum Co., Ltd.	5,400	40,636
	Recruit Holdings Co., Ltd.	46,600	2,415,307
	Relia, Inc.	8,100	99,251
	Relo Group, Inc.	14,600	322,205
	Renaissance, Inc.	2,600	26,669
*	Renesas Electronics Corp.	163,900	1,778,911
	Rengo Co., Ltd.	61,700	525,280
*	RENOVA, Inc.	4,400	198,598

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Resona Holdings, Inc.	215,963	$810,870
	Resorttrust, Inc.	21,300	350,087
	Restar Holdings Corp.	4,900	87,025
	Retail Partners Co., Ltd.	4,600	50,584
	Rheon Automatic Machinery Co., Ltd.	3,400	44,815
	Riberesute Corp.	1,300	9,399
*	Ricksoft Co., Ltd.	400	6,329
	Ricoh Co., Ltd.	61,100	667,630
	Ricoh Leasing Co., Ltd.	3,900	122,911
	Ride On Express Holdings Co., Ltd.	1,500	20,187
#*	Right On Co., Ltd.	4,200	29,235
	Riken Corp.	2,100	49,825
	Riken Keiki Co., Ltd.	2,100	49,494
	Riken Technos Corp.	12,300	67,674
	Riken Vitamin Co., Ltd.	3,400	49,461
	Rinnai Corp.	4,700	436,628
	Rion Co., Ltd.	1,800	43,636
	Riso Kagaku Corp.	3,500	57,833
	Riso Kyoiku Co., Ltd.	25,100	82,937
#	Rix Corp.	800	11,362
	Rock Field Co., Ltd.	2,800	37,296
	Rohm Co., Ltd.	5,000	487,790
	Rohto Pharmaceutical Co., Ltd.	16,500	434,991
	Rokko Butter Co., Ltd.	3,500	48,641
	Roland DG Corp.	3,900	98,512
	Rorze Corp.	2,300	177,487
#	Rozetta Corp.	900	12,850
	RS Technologies Co., Ltd.	900	48,175
	Ryobi, Ltd.	6,600	86,848
	Ryoden Corp.	3,500	53,247
	Ryohin Keikaku Co., Ltd.	53,000	1,075,167
	Ryosan Co., Ltd.	5,400	114,073
	S Foods, Inc.	3,900	121,811
	S LINE Co., Ltd.	1,300	10,675
	Sac's Bar Holdings, Inc.	4,300	23,169
	Saibu Gas Holdings Co., Ltd.	5,500	121,944
	Saison Information Systems Co., Ltd.	1,400	26,671
	Sakai Chemical Industry Co., Ltd.	3,500	60,559
	Sakai Heavy Industries, Ltd.	500	11,701
	Sakai Moving Service Co., Ltd.	2,300	110,960
	Sakai Ovex Co., Ltd.	1,500	52,117
	Sakata INX Corp.	11,900	116,626
	Sakura Internet, Inc.	2,600	13,888
	Sala Corp.	16,500	89,233
	SAMTY Co., Ltd.	9,600	193,694
	San Holdings, Inc.	2,600	30,108
	San ju San Financial Group, Inc.	6,050	78,699
	San-A Co., Ltd.	3,700	138,002
	San-Ai Oil Co., Ltd.	13,200	164,586
	Sanei Architecture Planning Co., Ltd.	2,700	48,683
	Sangetsu Corp.	4,500	65,392
	San-In Godo Bank, Ltd. (The)	39,100	194,694
*	Sanix, Inc.	7,600	25,649
*	Sanken Electric Co., Ltd.	6,600	313,205
	Sanki Engineering Co., Ltd.	11,700	159,979
	Sanko Gosei, Ltd.	4,500	20,980
	Sanko Metal Industrial Co., Ltd.	800	17,221
	Sankyo Frontier Co., Ltd.	1,100	43,283
	Sankyo Seiko Co., Ltd.	8,500	42,380

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sankyo Tateyama, Inc.	6,600	$47,490
	Sankyu, Inc.	12,500	561,842
	Sanoh Industrial Co., Ltd.	8,500	96,287
*	Sansan, Inc.	1,000	81,771
	Sansei Landic Co., Ltd.	2,000	16,240
	Sansei Technologies, Inc.	2,400	18,017
	Sanshin Electronics Co., Ltd.	2,600	50,380
	Santen Pharmaceutical Co., Ltd.	26,600	360,426
	Sanwa Holdings Corp.	46,000	559,791
	Sanyei Corp.	500	9,286
	Sanyo Chemical Industries, Ltd.	3,100	167,606
	Sanyo Denki Co., Ltd.	2,200	142,188
	Sanyo Electric Railway Co., Ltd.	3,200	56,593
	Sanyo Engineering & Construction, Inc.	2,300	14,537
*	Sanyo Shokai, Ltd.	3,599	28,350
*	Sanyo Special Steel Co., Ltd.	6,500	108,913
	Sanyo Trading Co., Ltd.	4,800	52,895
	Sata Construction Co., Ltd.	3,000	13,140
	Sato Foods Co., Ltd.	300	14,005
	Sato Holdings Corp.	6,600	168,595
	Sato Shoji Corp.	3,600	39,844
	Satori Electric Co., Ltd.	3,200	25,219
	Sawada Holdings Co., Ltd.	4,600	42,697
	Saxa Holdings, Inc.	1,300	15,786
	SB Technology Corp.	1,200	32,918
	SBI Holdings, Inc.	24,600	588,874
*	SBI Insurance Group Co., Ltd.	900	11,402
	SBS Holdings, Inc.	6,000	184,686
	Scala, Inc.	2,800	18,772
	SCREEN Holdings Co., Ltd.	4,400	398,579
#	Scroll Corp.	9,300	73,323
	SCSK Corp.	5,700	343,539
#	SEC Carbon, Ltd.	500	28,435
	Seed Co., Ltd.	3,600	23,523
	Segue Group Co., Ltd.	1,800	17,265
	Seibu Electric & Machinery Co., Ltd.	1,200	13,967
*	Seibu Holdings, Inc.	33,200	374,613
	Seika Corp.	2,100	31,552
	Seikagaku Corp.	8,300	81,351
	Seikitokyu Kogyo Co., Ltd.	9,100	72,827
#	Seiko Electric Co., Ltd.	700	11,007
	Seiko Epson Corp.	55,500	954,928
	Seiko Holdings Corp.	7,499	156,626
	Seiko PMC Corp.	3,600	30,534
	Seino Holdings Co., Ltd.	24,100	306,734
	Seiren Co., Ltd.	9,300	189,141
	Sekisui Chemical Co., Ltd.	39,400	679,865
#	Sekisui House, Ltd.	46,800	926,897
	Sekisui Jushi Corp.	2,800	55,749
	Sekisui Kasei Co., Ltd.	7,400	40,881
	Senko Group Holdings Co., Ltd.	36,100	365,336
	Senshu Electric Co., Ltd.	2,500	86,874
	Senshu Ikeda Holdings, Inc.	61,400	88,476
	Senshukai Co., Ltd.	8,300	28,031
#	Septeni Holdings Co., Ltd.	14,000	52,781
	Seria Co., Ltd.	7,900	284,170
	Seven & I Holdings Co., Ltd.	74,100	3,306,371
	Seven Bank, Ltd.	146,500	319,582
	SG Holdings Co., Ltd.	10,300	276,957

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sharp Corp.	22,000	$337,908
	Shibaura Electronics Co., Ltd.	2,300	104,046
	Shibaura Machine Co., Ltd.	4,900	116,448
	Shibaura Mechatronics Corp.	1,200	81,670
	Shibusawa Warehouse Co., Ltd. (The)	2,600	49,860
	Shibuya Corp.	3,900	109,170
*	Shidax Corp.	6,100	16,942
*	SHIFT, Inc.	900	165,110
	Shiga Bank, Ltd. (The)	10,700	181,710
	Shikibo, Ltd.	2,900	24,717
	Shikoku Bank, Ltd. (The)	9,300	59,355
	Shikoku Chemicals Corp.	11,400	135,029
	Shima Seiki Manufacturing, Ltd.	7,600	126,520
	Shimamura Co., Ltd.	3,700	357,663
	Shimano, Inc.	1,100	281,577
	Shimizu Bank, Ltd. (The)	3,400	47,761
	Shimizu Corp.	66,300	488,269
	Shimojima Co., Ltd.	2,400	23,514
	Shin Nippon Air Technologies Co., Ltd.	2,800	57,441
	Shin Nippon Biomedical Laboratories, Ltd.	5,300	50,206
	Shinagawa Refractories Co., Ltd.	1,600	59,979
*	Shindengen Electric Manufacturing Co., Ltd.	2,200	89,452
	Shin-Etsu Chemical Co., Ltd.	13,000	2,120,679
	Shin-Etsu Polymer Co., Ltd.	10,400	97,055
	Shin-Keisei Electric Railway Co., Ltd.	700	13,676
	Shinki Bus Co., Ltd.	600	17,573
	Shinko Electric Industries Co., Ltd.	13,700	465,674
	Shinko Shoji Co., Ltd.	9,800	70,851
	Shinmaywa Industries, Ltd.	15,800	138,330
	Shinnihon Corp.	8,500	66,729
	Shin-Nihon Tatemono Co., Ltd.	3,800	13,957
	Shinnihonseiyaku Co., Ltd.	1,400	25,926
	Shinoken Group Co., Ltd.	7,200	84,069
	Shinsei Bank, Ltd.	23,900	316,109
	Shinsho Corp.	1,400	37,902
	Shinwa Co., Ltd.	2,600	53,603
	Shinwa Co., Ltd.	1,900	12,072
	Ship Healthcare Holdings, Inc.	15,000	378,267
	Shizuki Electric Co., Inc.	3,200	21,263
	Shizuoka Bank, Ltd. (The)	63,200	456,409
	Shizuoka Gas Co., Ltd.	14,300	149,494
	SHO-BOND Holdings Co., Ltd.	400	16,897
*	Shobunsha Holdings, Inc.	3,000	13,530
	Shoei Co., Ltd.	4,800	201,096
#	Shoei Foods Corp.	2,200	78,650
	Shofu, Inc.	2,600	48,619
	Showa Denko K.K.	36,700	1,053,061
	Showa Sangyo Co., Ltd.	4,200	114,758
	Showa Shinku Co., Ltd.	700	10,056
	Sigma Koki Co., Ltd.	700	12,563
	SIGMAXYZ, Inc.	2,600	56,579
	Siix Corp.	7,900	101,944
*	Silver Life Co., Ltd.	800	13,753
	Sinanen Holdings Co., Ltd.	2,400	66,647
	Sinfonia Technology Co., Ltd.	6,900	79,852
	Sinko Industries, Ltd.	4,500	86,557
	Sintokogio, Ltd.	10,000	74,190
	SK Kaken Co., Ltd.	200	77,217
	SK-Electronics Co., Ltd.	2,100	19,243

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	SKY Perfect JSAT Holdings, Inc.	38,100	$144,142
*	Skylark Holdings Co., Ltd.	36,900	497,006
	SMC Corp.	500	297,237
	SMK Corp.	1,100	24,716
	SMS Co., Ltd.	11,100	310,915
	Snow Peak, Inc.	200	7,440
	SNT Corp.	8,200	18,584
	Soda Nikka Co., Ltd.	4,200	20,226
	Sodick Co., Ltd.	13,900	129,737
	Soft99 Corp.	3,800	45,265
	Softbank Corp.	73,100	954,774
	SoftBank Group Corp.	105,500	6,634,434
	Softcreate Holdings Corp.	1,300	34,081
	Software Service, Inc.	400	35,940
	Sohgo Security Services Co., Ltd.	5,600	261,860
	Soken Chemical & Engineering Co., Ltd.	2,200	39,492
	Solasto Corp.	7,600	92,866
	Soliton Systems K.K.	2,100	30,330
	Solxyz Co., Ltd.	2,100	18,313
	Sompo Holdings, Inc.	30,300	1,252,665
	Sony Group Corp.	67,900	7,093,274
	Sotetsu Holdings, Inc.	11,500	227,490
	Sotoh Co., Ltd.	2,900	21,374
	Space Co., Ltd.	4,390	36,072
	Space Value Holdings Co., Ltd.	10,900	77,924
	Sparx Group Co., Ltd.	24,200	54,767
	SPK Corp.	2,200	27,518
	S-Pool, Inc.	13,400	115,509
	Square Enix Holdings Co., Ltd.	7,400	383,962
	SRA Holdings	2,600	63,081
	St Marc Holdings Co., Ltd.	4,900	71,312
	Stanley Electric Co., Ltd.	16,400	427,924
	Star Mica Holdings Co., Ltd.	3,200	37,286
	Star Micronics Co., Ltd.	8,300	124,882
	Starts Corp., Inc.	10,500	274,826
	Starzen Co., Ltd.	4,200	83,330
	St-Care Holding Corp.	2,700	23,300
	Stella Chemifa Corp.	2,900	75,149
	Step Co., Ltd.	2,300	37,720
	Strike Co., Ltd.	1,700	56,921
	Studio Alice Co., Ltd.	3,800	82,552
	Subaru Corp.	99,700	1,958,803
	Subaru Enterprise Co., Ltd.	400	29,037
	Sugi Holdings Co., Ltd.	5,700	420,640
	Sugimoto & Co., Ltd.	2,600	58,637
	SUMCO Corp.	60,900	1,408,515
	Sumida Corp.	8,500	100,099
	Suminoe Textile Co., Ltd.	1,500	27,949
	Sumitomo Densetsu Co., Ltd.	4,100	80,733
	Sumitomo Electric Industries, Ltd.	80,000	1,136,537
	Sumitomo Forestry Co., Ltd.	34,700	656,495
	Sumitomo Heavy Industries, Ltd.	22,300	617,659
	Sumitomo Metal Mining Co., Ltd.	19,100	774,073
	Sumitomo Mitsui Construction Co., Ltd.	55,620	245,643
	Sumitomo Mitsui Financial Group, Inc.	49,800	1,678,711
	Sumitomo Mitsui Trust Holdings, Inc.	29,200	958,515
*	Sumitomo Precision Products Co., Ltd.	600	14,629
	Sumitomo Realty & Development Co., Ltd.	21,900	713,791
	Sumitomo Riko Co., Ltd.	10,700	78,899

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Rubber Industries, Ltd.	40,925	$550,812
	Sumitomo Seika Chemicals Co., Ltd.	2,800	94,753
	Sumitomo Warehouse Co., Ltd. (The)	14,500	211,580
	Sun Frontier Fudousan Co., Ltd.	9,900	93,417
	Suncall Corp.	3,600	14,913
	Sundrug Co., Ltd.	11,300	366,822
	Suntory Beverage & Food, Ltd.	23,700	830,980
	Sun-Wa Technos Corp.	3,300	40,639
*	SuRaLa Net Co., Ltd.	700	12,737
	Suruga Bank, Ltd.	31,600	95,606
	Suzuken Co., Ltd.	9,350	269,820
	Suzuki Co., Ltd.	4,100	34,241
	Suzuki Motor Corp.	14,700	598,077
	SWCC Showa Holdings Co., Ltd.	5,900	96,514
	Sysmex Corp.	9,000	1,070,915
	System D, Inc.	1,300	16,500
	System Information Co., Ltd.	4,200	35,303
	System Research Co., Ltd.	1,200	23,629
	System Support, Inc.	900	11,246
	Systena Corp.	12,500	231,687
	Syuppin Co., Ltd.	3,700	37,971
	T Hasegawa Co., Ltd.	7,500	174,714
*	T RAD Co., Ltd.	1,500	38,442
	T&D Holdings, Inc.	47,300	605,192
	T&K Toka Co., Ltd.	6,000	44,725
	Tachibana Eletech Co., Ltd.	4,880	63,872
	Tachikawa Corp.	2,800	33,651
	Tachi-S Co., Ltd.	7,100	94,661
	Tadano, Ltd.	26,800	275,785
	Taihei Dengyo Kaisha, Ltd.	4,800	116,190
	Taiheiyo Kouhatsu, Inc.	2,400	14,001
	Taiho Kogyo Co., Ltd.	3,300	28,061
	Taikisha, Ltd.	3,400	107,392
	Taiko Bank, Ltd. (The)	1,900	21,949
#	Taiko Pharmaceutical Co., Ltd.	5,000	44,772
	Taisei Corp.	33,300	1,122,255
	Taisei Lamick Co., Ltd.	1,500	37,968
	Taisei Oncho Co., Ltd.	1,100	19,550
	Taisho Pharmaceutical Holdings Co., Ltd.	4,050	226,812
	Taiyo Holdings Co., Ltd.	3,900	180,209
	Taiyo Yuden Co., Ltd.	34,500	1,770,569
	Takachiho Koheki Co., Ltd.	1,900	20,355
	Takamatsu Construction Group Co., Ltd.	4,400	81,147
#	Takamatsu Machinery Co., Ltd.	900	5,961
	Takamiya Co., Ltd.	4,700	21,328
	Takano Co., Ltd.	2,300	13,945
	Takaoka Toko Co., Ltd.	3,000	36,970
#	Takara & Co., Ltd.	3,000	48,293
	Takara Leben Co., Ltd.	27,900	87,284
	Takara Standard Co., Ltd.	9,200	133,992
	Takasago International Corp.	4,200	104,398
	Takasago Thermal Engineering Co., Ltd.	5,000	91,840
	Takashima & Co., Ltd.	600	9,703
	Takashimaya Co., Ltd.	39,500	409,883
*	Take And Give Needs Co., Ltd.	3,100	26,004
	TAKEBISHI Corp.	2,200	30,961
	Takeei Corp.	7,000	124,722
	Takemoto Yohki Co., Ltd.	2,500	22,866
	Takeuchi Manufacturing Co., Ltd.	8,900	221,893

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Takihyo Co., Ltd.	1,600	$27,233
	Takisawa Machine Tool Co., Ltd.	1,800	18,665
	Takuma Co., Ltd.	7,400	118,824
	Tama Home Co., Ltd.	4,700	109,450
	Tamagawa Holdings Co., Ltd.	1,700	18,538
	Tamron Co., Ltd.	4,300	103,289
#	Tamura Corp.	18,000	141,928
	Tanabe Engineering Corp.	1,100	8,853
	Tanseisha Co., Ltd.	9,100	70,343
	Tatsuta Electric Wire and Cable Co., Ltd.	10,600	52,112
	Tayca Corp.	4,200	46,474
	Tazmo Co., Ltd.	1,400	23,384
	Tbk Co., Ltd.	6,200	23,272
	TBS Holdings, Inc.	6,600	99,331
	TDC Soft, Inc.	2,800	28,071
	TDK Corp.	22,700	2,590,070
	Tear Corp.	1,600	6,925
	TechMatrix Corp.	7,500	118,227
	TECHNO ASSOCIE Co., Ltd.	1,500	14,951
	Techno Horizon Co., Ltd.	4,200	69,798
	Techno Medica Co., Ltd.	900	13,120
	Techno Ryowa, Ltd.	1,600	13,234
	Techno Smart Corp.	2,600	30,940
	Technoflex Corp.	700	6,421
	TechnoPro Holdings, Inc.	19,800	495,220
	Tecnos Japan, Inc.	1,700	9,348
	Teijin, Ltd.	61,700	929,015
	Teikoku Electric Manufacturing Co., Ltd.	1,500	16,579
	Teikoku Sen-I Co., Ltd.	3,000	53,750
	Teikoku Tsushin Kogyo Co., Ltd.	1,600	16,982
	Tekken Corp.	3,300	56,051
	Tenma Corp.	4,400	103,246
	Teraoka Seisakusho Co., Ltd.	2,100	7,133
	Terilogy Co., Ltd.	2,300	10,710
	Terumo Corp.	25,200	978,031
	T-Gaia Corp.	5,300	95,577
	THK Co., Ltd.	14,000	401,089
	Tigers Polymer Corp.	3,500	14,268
	TIS, Inc.	29,100	754,745
	TKC Corp.	4,800	142,492
	Toa Corp.	6,200	46,568
#	Toa Corp.	4,100	92,471
	TOA ROAD Corp.	1,500	63,874
	Toagosei Co., Ltd.	32,400	338,459
	Toba, Inc.	500	12,179
	Tobila Systems, Inc.	1,000	11,341
	Tobishima Corp.	5,970	59,487
	Tobu Railway Co., Ltd.	8,100	210,632
	TOC Co., Ltd.	12,700	74,547
	Tocalo Co., Ltd.	20,500	257,586
	Tochigi Bank, Ltd. (The)	29,200	44,748
	Toda Corp.	42,200	300,786
*	Toda Kogyo Corp.	800	18,933
	Toei Animation Co., Ltd.	2,700	369,430
	Toei Co., Ltd.	700	126,291
	Toell Co., Ltd.	1,900	14,262
	Toenec Corp.	2,000	68,181
	Togami Electric Manufacturing Co., Ltd.	1,000	17,409
	Toho Bank, Ltd. (The)	57,400	108,522

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Toho Co., Ltd.	2,500	$34,640
	Toho Gas Co., Ltd.	4,100	199,291
	Toho Holdings Co., Ltd.	13,300	223,386
	Toho Titanium Co., Ltd.	3,900	42,499
	Toho Zinc Co., Ltd.	3,500	60,310
	Tohoku Bank, Ltd. (The)	1,800	16,386
	Tohoku Steel Co., Ltd.	900	14,037
	Tohokushinsha Film Corp.	5,700	34,194
	Tokai Carbon Co., Ltd.	44,400	586,495
	Tokai Corp.	2,700	59,554
	TOKAI Holdings Corp.	28,600	234,371
	Tokai Lease Co., Ltd.	1,100	15,722
	Tokai Rika Co., Ltd.	15,300	238,440
	Tokai Tokyo Financial Holdings, Inc.	55,700	197,205
	Token Corp.	1,910	172,426
	Tokio Marine Holdings, Inc.	24,000	1,143,866
	Tokushu Tokai Paper Co., Ltd.	2,300	92,888
*	Tokyo Base Co., Ltd.	1,800	12,093
	Tokyo Century Corp.	9,300	511,807
	Tokyo Electron Device, Ltd.	1,800	83,867
	Tokyo Electron, Ltd.	6,000	2,474,553
	Tokyo Energy & Systems, Inc.	7,100	65,285
	Tokyo Gas Co., Ltd.	20,600	389,932
	Tokyo Keiki, Inc.	2,000	18,717
	Tokyo Kiraboshi Financial Group, Inc.	7,022	98,098
	Tokyo Ohka Kogyo Co., Ltd.	4,300	278,689
	Tokyo Printing Ink Manufacturing Co., Ltd.	300	6,220
#	Tokyo Rakutenchi Co., Ltd.	900	32,583
	Tokyo Sangyo Co., Ltd.	6,600	42,302
	Tokyo Seimitsu Co., Ltd.	8,200	351,073
	Tokyo Steel Manufacturing Co., Ltd.	26,300	264,185
	Tokyo Tatemono Co., Ltd.	41,200	619,849
*	Tokyo Theatres Co., Inc.	1,900	21,478
	Tokyu Construction Co., Ltd.	28,040	197,524
	Tokyu Corp.	21,800	292,179
	Tokyu Fudosan Holdings Corp.	124,743	704,218
	Tokyu Recreation Co., Ltd.	600	26,084
	Toli Corp.	10,700	23,108
	Tomato Bank, Ltd.	2,600	24,640
	Tomoe Corp.	5,400	18,841
	Tomoe Engineering Co., Ltd.	2,000	40,657
*	Tomoegawa Co., Ltd.	1,200	10,076
	Tomoku Co., Ltd.	3,500	60,938
	TOMONY Holdings, Inc.	38,500	104,874
	Tomy Co., Ltd.	26,400	231,906
	Tonami Holdings Co., Ltd.	1,300	58,262
	Topcon Corp.	24,400	344,093
	Toppan Forms Co., Ltd.	12,800	123,293
	Toppan, Inc.	20,200	342,654
	Topre Corp.	11,400	164,800
	Toray Industries, Inc.	312,100	2,054,924
	Torex Semiconductor, Ltd.	1,100	28,691
	Toridoll Holdings Corp.	11,600	214,113
	Torigoe Co., Ltd. (The)	4,100	29,783
	Torii Pharmaceutical Co., Ltd.	3,700	85,825
	Torishima Pump Manufacturing Co., Ltd.	4,500	35,705
	Tosei Corp.	8,900	92,413
	Toshiba Corp.	9,500	408,894
	Toshiba TEC Corp.	8,800	354,537

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tosho Co., Ltd.	3,200	$48,877
	Tosoh Corp.	44,000	772,159
	Totech Corp.	2,100	50,183
	Totetsu Kogyo Co., Ltd.	8,100	172,137
	TOTO, Ltd.	5,799	300,679
	Totoku Electric Co., Ltd.	500	11,985
	Tottori Bank, Ltd. (The)	2,400	24,461
	Toukei Computer Co., Ltd.	700	30,385
#	Tow Co., Ltd.	10,200	29,333
	Towa Bank, Ltd. (The)	9,200	41,387
	Towa Corp.	5,200	114,118
	Towa Pharmaceutical Co., Ltd.	8,100	206,892
	Toyo Construction Co., Ltd.	24,800	132,801
	Toyo Corp.	5,600	58,651
#	Toyo Denki Seizo K.K.	1,200	12,617
*	Toyo Engineering Corp.	7,500	57,166
	Toyo Gosei Co., Ltd.	1,400	154,393
	Toyo Ink SC Holdings Co., Ltd.	10,400	190,453
	Toyo Kanetsu K.K.	2,200	47,803
	Toyo Logistics Co., Ltd.	6,300	18,063
	Toyo Machinery & Metal Co., Ltd.	4,900	22,975
	Toyo Securities Co., Ltd.	14,000	19,377
	Toyo Seikan Group Holdings, Ltd.	25,200	342,878
	Toyo Suisan Kaisha, Ltd.	13,200	503,941
	Toyo Tanso Co., Ltd.	3,500	91,924
	Toyo Tire Corp.	33,000	623,106
	Toyo Wharf & Warehouse Co., Ltd.	1,500	19,661
	Toyobo Co., Ltd.	28,900	366,742
	Toyoda Gosei Co., Ltd.	11,600	272,666
	Toyota Boshoku Corp.	21,000	423,646
	Toyota Industries Corp.	4,800	402,648
	TPR Co., Ltd.	6,600	92,457
#	Traders Holdings Co., Ltd.	5,540	17,062
	Trancom Co., Ltd.	2,400	187,277
#	Transaction Co., Ltd.	3,200	37,121
	Transcosmos, Inc.	6,900	195,782
	Trend Micro, Inc.	11,100	577,900
	Tri Chemical Laboratories, Inc.	5,600	155,235
	Trinity Industrial Corp.	2,000	15,965
	Trusco Nakayama Corp.	7,400	195,610
	TS Tech Co., Ltd.	22,000	327,301
*	TSI Holdings Co., Ltd.	13,100	40,506
	Tsubaki Nakashima Co., Ltd.	14,500	218,581
	Tsubakimoto Chain Co.	7,100	216,218
	Tsubakimoto Kogyo Co., Ltd.	1,200	38,786
*	Tsudakoma Corp.	1,200	9,484
	Tsugami Corp.	10,600	150,184
#*	Tsukada Global Holdings, Inc.	5,000	13,849
	Tsukishima Kikai Co., Ltd.	6,600	70,016
#	Tsukuba Bank, Ltd.	28,700	44,268
	Tsumura & Co.	5,300	167,183
	Tsuruha Holdings, Inc.	3,300	389,614
	Tsurumi Manufacturing Co., Ltd.	4,800	78,120
	Tsutsumi Jewelry Co., Ltd.	1,500	32,758
	Tsuzuki Denki Co., Ltd.	1,700	24,614
	TV Asahi Holdings Corp.	6,600	102,585
	Tv Tokyo Holdings Corp.	2,500	47,015
	TYK Corp.	5,500	15,950
*	UACJ Corp.	10,100	266,587

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ubicom Holdings, Inc.	1,100	$34,511
	Uchida Yoko Co., Ltd.	2,300	105,967
	Ueki Corp.	400	5,350
	ULS Group, Inc.	400	18,165
	Ulvac, Inc.	8,400	409,037
	Unicharm Corp.	10,700	429,469
	Uniden Holdings Corp.	1,300	32,344
	Union Tool Co.	1,200	44,306
	Unipres Corp.	11,700	105,673
*	United Arrows, Ltd.	5,400	93,869
	United Super Markets Holdings, Inc.	19,400	189,782
	UNITED, Inc.	2,400	37,044
*	Unitika, Ltd.	18,800	57,618
	UPR Corp.	400	9,246
	Urbanet Corp. Co., Ltd.	3,300	9,007
	Usen-Next Holdings Co., Ltd.	2,700	59,549
	Ushio, Inc.	22,600	404,970
	USS Co., Ltd.	15,700	273,305
	UT Group Co., Ltd.	6,000	188,310
	Utoc Corp.	3,900	18,358
*	Uzabase, Inc.	2,400	50,379
	V Technology Co., Ltd.	1,700	74,524
	Valor Holdings Co., Ltd.	12,400	263,335
	Valqua, Ltd.	4,800	93,753
	Value HR Co., Ltd.	1,400	21,000
	ValueCommerce Co., Ltd.	3,400	117,990
#	V-Cube, Inc.	4,000	85,656
	Vector, Inc.	4,800	45,372
	Vega Corp. Co., Ltd.	700	7,016
	Vertex Corp.	2,060	57,333
*	Village Vanguard Co., Ltd.	1,200	11,510
	VINX Corp.	1,100	9,128
	Vital KSK Holdings, Inc.	11,600	78,418
	VT Holdings Co., Ltd.	25,500	113,859
	Wacoal Holdings Corp.	11,300	257,371
	Wacom Co., Ltd.	35,000	202,802
	Wakachiku Construction Co., Ltd.	3,700	58,483
*	Wakamoto Pharmaceutical Co., Ltd.	4,500	12,828
	Wakita & Co., Ltd.	11,200	104,797
	Warabeya Nichiyo Holdings Co., Ltd.	3,800	80,791
#	Waseda Academy Co., Ltd.	2,000	16,735
	Watahan & Co., Ltd.	3,100	35,268
	Watts Co., Ltd.	1,800	15,139
	WDB Holdings Co., Ltd.	1,900	52,553
	Weathernews, Inc.	900	44,549
	Welbe, Inc.	800	9,519
	Welcia Holdings Co., Ltd.	8,060	274,360
	Wellnet Corp.	2,900	13,236
	West Holdings Corp.	8,957	402,695
	Will Group, Inc.	3,100	27,246
	WIN-Partners Co., Ltd.	1,900	17,275
	Wood One Co., Ltd.	1,900	20,786
	Workman Co., Ltd.	800	55,195
*	World Co., Ltd.	1,800	22,030
	World Holdings Co., Ltd.	2,600	75,586
	Wow World Inc.	1,100	19,536
	Wowow, Inc.	1,700	36,932
	Xebio Holdings Co., Ltd.	6,300	57,763
	YAC Holdings Co., Ltd.	1,700	18,601

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yachiyo Industry Co., Ltd.	1,500	$8,107
	Yagi & Co., Ltd.	800	10,880
	Yahagi Construction Co., Ltd.	6,700	43,119
	Yaizu Suisankagaku Industry Co., Ltd.	1,700	14,826
	Yakult Honsha Co., Ltd.	4,600	271,837
#	YAKUODO Holdings Co., Ltd.	3,000	63,221
	YAMABIKO Corp.	11,400	130,514
	YAMADA Consulting Group Co., Ltd.	1,400	14,993
	Yamada Holdings Co., Ltd.	118,300	558,902
	Yamagata Bank, Ltd. (The)	7,399	57,261
	Yamaguchi Financial Group, Inc.	54,000	310,439
	Yamaha Motor Co., Ltd.	34,800	871,416
	Yamaichi Electronics Co., Ltd.	5,300	78,817
	YA-MAN, Ltd.	7,400	83,450
	Yamanashi Chuo Bank, Ltd. (The)	7,300	54,498
	Yamatane Corp.	2,600	37,121
	Yamato Corp.	4,700	33,710
	Yamato Holdings Co., Ltd.	46,100	1,328,608
	Yamato International, Inc.	3,200	9,816
	Yamato Kogyo Co., Ltd.	11,100	377,456
	Yamaura Corp.	2,200	18,116
	Yamazaki Baking Co., Ltd.	22,400	307,552
	Yamazawa Co., Ltd.	900	14,145
	Yamazen Corp.	15,300	144,387
	Yaoko Co., Ltd.	3,700	223,277
	Yashima Denki Co., Ltd.	4,900	43,152
	Yaskawa Electric Corp.	4,900	242,632
	Yasuda Logistics Corp.	4,800	41,706
	Yasunaga Corp.	2,300	23,533
	YE DIGITAL Corp.	2,200	11,114
	Yellow Hat, Ltd.	8,100	156,123
	Yodogawa Steel Works, Ltd.	5,700	122,982
	Yokogawa Bridge Holdings Corp.	11,400	229,530
	Yokogawa Electric Corp.	35,000	538,446
	Yokohama Reito Co., Ltd.	12,100	98,198
	Yokohama Rubber Co., Ltd. (The)	36,400	726,851
	Yokowo Co., Ltd.	4,400	107,232
	Yondenko Corp.	1,100	29,707
	Yondoshi Holdings, Inc.	3,700	61,161
	Yorozu Corp.	5,900	65,836
	Yotai Refractories Co., Ltd.	4,900	55,880
	Yuasa Trading Co., Ltd.	4,400	125,741
	Yuken Kogyo Co., Ltd.	700	11,214
	Yurtec Corp.	10,600	69,509
	Yushin Precision Equipment Co., Ltd.	4,600	36,223
	Yushiro Chemical Industry Co., Ltd.	2,000	21,583
	Yutaka Giken Co., Ltd.	200	3,685
	Z Holdings Corp.	123,900	620,142
	Zaoh Co., Ltd.	800	11,445
	Zenitaka Corp. (The)	600	22,028
	Zenkoku Hosho Co., Ltd.	11,400	517,228
	Zenrin Co., Ltd.	5,700	56,395
	Zensho Holdings Co., Ltd.	11,500	291,758
	Zeon Corp.	32,100	438,591
	ZERIA Pharmaceutical Co., Ltd.	900	17,053
	ZOZO, Inc.	13,700	466,604
	Zuiko Corp.	2,800	25,117
TOTAL JAPAN			358,734,862

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (4.5%)
	Aalberts NV	27,666	$1,686,604
*	ABN AMRO Bank NV	66,700	777,496
*	Accell Group NV	5,059	250,534
*	Adyen NV	356	964,777
#	Aegon NV	224,189	954,507
	Aegon NV	80,070	337,095
	Akzo Nobel NV	16,307	2,014,386
	AMG Advanced Metallurgical Group NV	6,267	196,019
	Amsterdam Commodities NV	4,113	117,419
	APERAM SA	13,547	849,006
	Arcadis NV	20,503	907,986
	ASM International NV	8,557	3,036,965
	ASML Holding NV	1,474	1,126,702
	ASML Holding NV	15,691	12,030,833
	ASR Nederland NV	39,201	1,611,028
*	Basic-Fit NV	10,616	490,685
	BE Semiconductor Industries NV	28,622	2,511,825
*	Beter Bed Holding NV	3,857	28,653
	Boskalis Westminster	19,683	619,406
	Brunel International NV	1,267	16,779
	Coca-Cola European Partners P.L.C.	22,244	1,376,066
	Corbion NV	14,458	791,496
	Euronext NV	16,785	1,867,267
	Flow Traders	13,664	555,698
	ForFarmers NV	11,164	63,383
*	Fugro NV	22,130	209,200
*	GrandVision NV	15,221	512,264
	Heijmans NV	6,950	103,437
	IMCD NV	7,459	1,292,362
	ING Groep NV	149,618	1,919,703
*	Intertrust NV	22,243	367,237
*	Just Eat Takeaway.com NV	5,495	486,585
	Kendrion NV	4,341	115,330
	Koninklijke Ahold Delhaize NV	201,682	6,269,243
*	Koninklijke BAM Groep NV	84,466	238,798
#	Koninklijke DSM NV	12,050	2,429,055
	Koninklijke KPN NV	958,486	3,145,148
#	Koninklijke Philips NV	16,910	779,711
	Koninklijke Philips NV	16,108	741,585
	Koninklijke Vopak NV	14,905	631,115
	Nedap NV	1,644	123,042
#	NN Group NV	24,356	1,210,892
	Ordina NV	25,878	110,537
	PostNL NV	94,269	510,145
	Prosus NV	11,122	992,287
	Randstad NV	27,858	2,021,114
	Signify NV	45,953	2,574,229
*	Sligro Food Group NV	7,241	210,168
	Stellantis NV	257,626	4,946,738
	Stellantis NV	78,991	1,514,772
	Stellantis NV	83,504	1,600,772
	TKH Group NV	11,860	630,524
*	TomTom NV	17,116	143,764
	Van Lanschot Kempen NV	3,800	97,590
	Wolters Kluwer NV	24,656	2,810,866
TOTAL NETHERLANDS			73,920,828
NEW ZEALAND — (0.5%)
*	a2 Milk Co., Ltd. (The)	56,401	245,224

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
*	Air New Zealand, Ltd.	201,351	$210,496
	Arvida Group, Ltd.	119,792	171,828
*	Auckland International Airport, Ltd.	46,633	235,279
	Briscoe Group, Ltd.	2,644	10,494
	Chorus, Ltd.	131,800	565,741
#*	Comvita, Ltd.	3,438	7,837
	Contact Energy, Ltd.	57,872	328,950
	EBOS Group, Ltd.	19,440	420,518
#*	Eroad, Ltd.	3,923	18,069
	Fisher & Paykel Healthcare Corp., Ltd.	30,399	669,139
	Fletcher Building, Ltd.	143,559	764,409
	Fonterra Co-operative Group, Ltd.	11,157	29,068
	Freightways, Ltd.	28,554	254,637
#*	Gentrack Group, Ltd.	5,468	8,073
	Hallenstein Glasson Holdings, Ltd.	9,781	49,293
	Heartland Group Holdings, Ltd.	106,452	152,078
	Infratil, Ltd.	92,363	470,491
	Investore Property, Ltd.	32,045	45,362
	Kathmandu Holdings, Ltd.	154,764	147,615
	Mainfreight, Ltd.	11,634	665,082
	Mercury NZ, Ltd.	24,238	111,520
	Meridian Energy, Ltd.	28,632	104,103
#	Napier Port Holdings, Ltd.	4,381	9,838
#*	NEW Zealand King Salmon Investments, Ltd.	12,378	12,073
#*	New Zealand Refining Co., Ltd. (The)	33,462	19,326
*	NZME, Ltd.	18,597	12,588
	NZX, Ltd.	73,346	98,117
	Oceania Healthcare, Ltd.	95,206	98,824
	PGG Wrightson, Ltd.	9,143	21,910
	Port of Tauranga, Ltd.	37,492	186,486
*	Pushpay Holdings, Ltd.	37,257	44,176
*	Rakon, Ltd.	16,169	10,152
*	Restaurant Brands New Zealand, Ltd.	7,836	87,425
	Ryman Healthcare, Ltd.	20,412	187,483
#*	Sanford, Ltd.	19,210	66,773
	Scales Corp., Ltd.	27,860	88,556
#*	Serko, Ltd.	2,853	14,188
	Skellerup Holdings, Ltd.	28,994	103,023
*	SKY Network Television, Ltd.	330,175	37,938
	Spark New Zealand, Ltd.	184,670	609,553
	Summerset Group Holdings, Ltd.	59,809	538,045
#*	Synlait Milk, Ltd.	11,444	29,767
*	Tourism Holdings, Ltd.	42,059	68,983
	TOWER, Ltd.	132,447	64,980
#	Trustpower, Ltd.	7,314	40,048
	Turners Automotive Group, Ltd.	4,820	14,444
	Vector, Ltd.	17,959	50,957
*	Vista Group International, Ltd.	21,027	34,146
	Warehouse Group, Ltd. (The)	25,303	60,656
	Z Energy, Ltd.	111,113	228,299
TOTAL NEW ZEALAND			8,524,060
NORWAY — (0.7%)
	ABG Sundal Collier Holding ASA	85,449	95,055
*	Adevinta ASA	2,648	50,914
	AF Gruppen ASA	6,191	130,866
*	Akastor ASA	34,023	22,348
*	Aker Solutions ASA	58,187	110,676
	AKVA Group ASA	1,011	9,610

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
#*	ArcticZymes Technologies ASA	1,739	$20,946
	Atea ASA	17,327	330,130
*	Atlantic Sapphire ASA	2,420	21,194
#	Austevoll Seafood ASA	22,138	279,100
	Avance Gas Holding, Ltd.	15,560	65,999
#*	Axactor SE	31,466	33,031
*	B2Holding ASA	87,665	89,483
	Bakkafrost P/F	2,177	185,007
	Bank Norwegian ASA	33,922	397,380
	Bonheur ASA	6,002	191,443
	Borregaard ASA	29,576	769,388
	Bouvet ASA	9,620	63,087
*	Crayon Group Holding ASA	5,490	95,081
	DNB Bank ASA	46,044	942,816
	Elkem ASA	13,122	48,565
	Entra ASA	13,602	331,331
	Europris ASA	35,896	241,534
#	Fjordkraft Holding ASA	1,122	6,385
	FLEX LNG, Ltd.	9,540	128,852
	Gjensidige Forsikring ASA	5,537	126,704
	Golden Ocean Group, Ltd.	16,506	162,640
#*	Grieg Seafood ASA	8,136	78,410
	Kid ASA	4,698	61,460
	Kitron ASA	19,145	42,065
	Komplett Bank ASA	21,137	20,485
#*	Kongsberg Automotive ASA	55,870	17,579
	Leroy Seafood Group ASA	22,260	202,801
	Medistim ASA	1,055	37,669
	Mowi ASA	19,338	492,730
#*	NEL ASA	38,804	74,107
*	Nordic Semiconductor ASA	8,385	274,565
	Norsk Hydro ASA	109,333	727,392
	Norway Royal Salmon ASA	1,219	28,985
*	Norwegian Energy Co. ASA	3,505	57,267
#	Ocean Yield ASA	21,615	72,222
*	Odfjell Drilling, Ltd.	26,164	59,881
*	Olav Thon Eiendomsselskap ASA	3,755	81,453
	Orkla ASA	17,331	157,407
#*	Otello Corp. ASA	37,717	142,758
	Pareto Bank ASA	1,987	12,348
*	PGS ASA	113,148	55,422
	Protector Forsikring ASA	15,499	159,148
	Salmar ASA	4,507	298,957
	Sbanken ASA	22,150	269,735
	Scatec ASA	3,324	71,418
	Schibsted ASA, Class A	948	50,247
	Schibsted ASA, Class B	1,140	52,730
	Selvaag Bolig ASA	9,716	64,325
	Sparebank 1 Oestlandet	1,816	25,234
	SpareBank 1 SR-Bank ASA	43,788	573,218
	Stolt-Nielsen, Ltd.	7,288	99,370
	Storebrand ASA	83,073	713,268
	Subsea 7 SA	47,748	382,277
	Telenor ASA	23,788	413,011
	TGS ASA	28,530	326,413
	Tomra Systems ASA	9,964	575,792
	Treasure ASA	11,954	22,386
	Veidekke ASA	21,799	280,772
*	Wallenius Wilhelmsen ASA	16,976	53,582

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Wilh Wilhelmsen Holding ASA, Class A	3,074	$61,903
*	XXL ASA	10,335	22,607
TOTAL NORWAY			12,162,964
PORTUGAL — (0.2%)
	Altri SGPS SA	17,850	107,823
*	Banco Comercial Portugues SA, Class R	1,456,963	207,380
*	Banco Espirito Santo SA	114,362	0
	Corticeira Amorim SGPS SA	4,366	54,395
	CTT-Correios de Portugal SA	26,952	140,225
	EDP - Energias de Portugal SA	129,363	671,002
	EDP Renovaveis SA	11,805	277,199
	Galp Energia SGPS SA	100,115	976,293
*	Greenvolt-Energias Renovaveis SA	324	1,831
*	Ibersol SGPS SA	1,519	10,626
	Jeronimo Martins SGPS SA	27,162	553,645
#*	Mota-Engil SGPS SA	24,656	36,551
	Navigator Co. SA (The)	58,061	209,108
	NOS SGPS SA	86,892	322,156
	REN - Redes Energeticas Nacionais SGPS SA	56,809	158,519
	Sonae SGPS SA	248,597	245,415
TOTAL PORTUGAL			3,972,168
SINGAPORE — (0.9%)
	Accordia Golf Trust	210,700	3,312
	AEM Holdings, Ltd.	25,700	74,142
	Amara Holdings, Ltd.	40,200	10,993
	Ascendas India Trust	141,900	151,884
	Avarga, Ltd.	33,400	7,405
*	Banyan Tree Holdings, Ltd.	72,700	16,410
#*	Best World International, Ltd.	53,300	9,944
	Boustead Projects, Ltd.	2,700	2,604
	Boustead Singapore, Ltd.	79,500	69,797
	Bukit Sembawang Estates, Ltd.	40,700	164,931
	CapitaLand, Ltd.	85,600	254,315
*	Centurion Corp., Ltd.	37,000	9,280
	China Aviation Oil Singapore Corp., Ltd.	71,400	53,211
	China Sunsine Chemical Holdings, Ltd.	135,500	50,894
	Chip Eng Seng Corp., Ltd.	104,700	34,402
	Chuan Hup Holdings, Ltd.	81,300	12,935
	City Developments, Ltd.	66,800	336,973
	ComfortDelGro Corp., Ltd.	304,700	353,486
*	COSCO Shipping International Singapore Co., Ltd.	312,900	68,104
	CSE Global, Ltd.	79,800	30,310
	Dairy Farm International Holdings, Ltd.	25,100	94,324
	Dasin Retail Trust	26,300	9,606
	DBS Group Holdings, Ltd.	102,559	2,294,896
	Del Monte Pacific, Ltd.	107,848	32,584
	Delfi, Ltd.	70,200	43,813
*	Ezion Holdings, Ltd.	982,352	5,873
#*	Ezra Holdings, Ltd.	190,010	289
	Far East Orchard, Ltd.	39,600	32,981
	First Resources, Ltd.	102,800	103,057
	Food Empire Holdings, Ltd.	42,400	26,255
*	Fragrance Group, Ltd.	64,000	6,486
	Fraser and Neave, Ltd.	43,400	46,053
	Frasers Property, Ltd.	85,400	71,227
	Frencken Group, Ltd.	61,500	86,309

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Fu Yu Corp., Ltd.	102,100	$22,214
*	Gallant Venture, Ltd.	52,000	4,927
	Golden Agri-Resources, Ltd.	1,521,100	257,586
	Great Eastern Holdings, Ltd.	4,900	78,161
	GuocoLand, Ltd.	70,700	83,452
*	Halcyon Agri Corp., Ltd.	43,213	8,111
	Hanwell Holdings, Ltd.	88,400	27,705
	Haw Par Corp., Ltd.	29,200	288,436
	Ho Bee Land, Ltd.	39,400	81,127
	Hong Fok Corp., Ltd.	66,700	39,634
	Hong Leong Asia, Ltd.	59,600	39,129
	Hong Leong Finance, Ltd.	79,500	142,633
	Hongkong Land Holdings, Ltd.	92,300	418,763
	Hotel Grand Central, Ltd.	29,489	22,828
	Hour Glass, Ltd. (The)	49,200	55,820
	HRnetgroup, Ltd.	22,900	13,449
	Hutchison Port Holdings Trust	1,405,000	329,707
*	Hyflux, Ltd.	78,700	4,821
	iFAST Corp., Ltd.	26,600	157,182
	IGG, Inc.	161,000	183,021
*	Indofood Agri Resources, Ltd.	119,900	28,248
	InnoTek, Ltd.	19,500	12,936
#	Japfa, Ltd.	182,930	103,303
*	k1 Ventures, Ltd.	16,400	0
	Keppel Corp., Ltd.	107,600	435,004
	KSH Holdings, Ltd.	38,300	10,311
*	Mandarin Oriental International, Ltd.	19,200	38,176
	Metro Holdings, Ltd.	98,700	57,789
	Micro-Mechanics Holdings, Ltd.	4,800	11,225
#*	Midas Holdings, Ltd.	218,800	5,813
*	mm2 Asia, Ltd.	203,400	10,238
	NetLink NBN Trust	386,800	278,252
*	Oceanus Group, Ltd.	2,736,300	70,429
#	Olam International, Ltd.	126,385	122,878
	Oversea-Chinese Banking Corp., Ltd.	110,549	1,000,163
	Oxley Holdings, Ltd.	201,249	34,176
	Pan-United Corp., Ltd.	47,875	11,347
	Q&M Dental Group Singapore, Ltd.	44,700	27,362
	QAF, Ltd.	44,382	32,284
*	Raffles Education Corp., Ltd.	133,900	9,890
	Riverstone Holdings, Ltd.	83,200	74,430
*	Roxy-Pacific Holdings, Ltd.	25,150	7,228
*	SATS, Ltd.	65,800	194,582
	SBS Transit, Ltd.	6,200	13,721
#*	Sembcorp Marine, Ltd.	1,748,332	148,170
	Sheng Siong Group, Ltd.	118,500	137,354
*	SIA Engineering Co., Ltd.	20,500	31,904
	SIIC Environment Holdings, Ltd.	305,800	43,444
	Sinarmas Land, Ltd.	175,900	36,878
	Sing Holdings, Ltd.	67,700	19,000
	Singapore Exchange, Ltd.	55,400	484,749
	Singapore Land Group, Ltd.	18,100	35,990
	Singapore Post, Ltd.	342,600	161,889
	Singapore Press Holdings, Ltd.	281,100	390,021
	Singapore Telecommunications, Ltd.	241,600	404,943
	Singapore Telecommunications, Ltd.	32,500	54,478
	Stamford Land Corp., Ltd.	122,800	47,588
	StarHub, Ltd.	98,600	88,086
	Straits Trading Co., Ltd.	19,800	41,347

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
*	Swiber Holdings, Ltd.	23,999	$361
	Tuan Sing Holdings, Ltd.	110,437	42,840
	UMS Holdings, Ltd.	71,875	85,445
	United Overseas Bank, Ltd.	50,570	977,699
	UOB-Kay Hian Holdings, Ltd.	71,197	82,535
	UOL Group, Ltd.	67,551	363,058
	Venture Corp., Ltd.	46,200	648,040
	Vicom, Ltd.	10,800	16,259
	Wee Hur Holdings, Ltd.	81,000	12,560
	Wing Tai Holdings, Ltd.	114,900	155,178
	XP Power, Ltd.	1,423	101,658
	Yangzijiang Shipbuilding Holdings, Ltd.	675,500	683,557
TOTAL SINGAPORE			14,712,607
SPAIN — (2.3%)
	Acciona SA	6,672	1,022,906
	Acerinox SA	41,065	548,949
	ACS Actividades de Construccion y Servicios SA	46,477	1,222,498
	Aedas Homes SA	411	12,453
*	Aena SME SA	3,226	513,730
	Alantra Partners SA	3,441	64,716
	Almirall SA	13,894	220,455
*	Amadeus IT Group SA	11,962	784,477
*	Amper SA	166,633	34,030
	Applus Services SA	41,191	396,545
*	Atresmedia Corp. de Medios de Comunicacion SA	26,412	109,193
	Azkoyen SA	1,900	13,482
	Banco Bilbao Vizcaya Argentaria SA	451,470	2,890,075
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	2,264	14,422
*	Banco de Sabadell SA	1,288,208	895,625
	Banco Santander SA	941,487	3,448,811
	Bankinter SA	150,679	823,171
	Befesa SA	6,942	545,058
	CaixaBank SA	527,437	1,566,440
	Cellnex Telecom SA	10,203	665,405
	CIE Automotive SA	8,712	259,723
*	Construcciones y Auxiliar de Ferrocarriles SA	5,408	229,418
	Ebro Foods SA	10,795	219,062
*	eDreams ODIGEO SA	7,637	63,220
	Elecnor SA	9,837	120,231
#	Enagas SA	52,952	1,216,176
*	Ence Energia y Celulosa SA	24,877	76,895
	Endesa SA	31,225	758,474
*	Ercros SA	32,968	137,011
	Euskaltel SA	29,850	388,860
	Faes Farma SA	96,995	378,583
	Fluidra SA	5,799	235,084
	Fomento de Construcciones y Contratas SA	12,547	143,688
*	Gestamp Automocion SA	49,617	242,635
	Global Dominion Access SA	32,538	173,785
	Grifols SA	14,854	377,764
	Grupo Catalana Occidente SA	8,381	313,763
	Grupo Empresarial San Jose SA	5,655	32,638
*	Grupo Ezentis SA	9,294	3,576
	Iberdrola SA	467,238	5,623,248
	Iberpapel Gestion SA	774	17,125
*	Indra Sistemas SA	41,709	436,630
	Industria de Diseno Textil SA	52,245	1,771,960
	Liberbank SA	583,259	196,007

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	150,679	$303,777
	Mapfre SA	244,660	504,032
*	Mediaset Espana Comunicacion SA	58,553	349,032
*	Melia Hotels International SA	28,859	199,123
	Metrovacesa SA	5,040	41,954
#	Naturgy Energy Group SA	43,637	1,126,272
	Neinor Homes SA	1,088	15,835
*	Obrascon Huarte Lain SA	37,163	26,924
	Pharma Mar SA	1,866	159,569
*	Promotora de Informaciones SA, Class A	63,603	66,470
	Prosegur Cia de Seguridad SA	67,550	230,773
*	Realia Business SA	45,114	39,764
	Red Electrica Corp. SA	35,355	700,338
	Sacyr SA	114,539	278,498
*	Solaria Energia y Medio Ambiente SA	7,125	137,644
*	Talgo SA	3,146	16,099
*	Tecnicas Reunidas SA	2,606	22,033
	Telefonica SA, Sponsored ADR	2,496	11,457
#	Telefonica SA	441,274	2,018,761
	Unicaja Banco SA	226,737	208,491
	Vidrala SA	5,368	645,308
	Viscofan SA	7,205	500,333
*	Vocento SA	7,738	10,470
	Zardoya Otis SA	25,889	175,441
TOTAL SPAIN			36,996,395
SWEDEN — (4.3%)
	AAK AB	11,996	285,978
	AcadeMedia AB	26,351	255,130
	Adapteo Oyj	9,188	176,431
	AddLife AB, Class B	18,767	626,050
	AddNode Group AB, Class B	5,324	230,814
	AddTech AB, Class B	39,452	820,898
	AFRY AB	19,112	651,307
	Alfa Laval AB	23,554	983,636
	Alimak Group AB	8,324	144,904
#	Ambea AB	16,818	123,558
*	Annehem Fastigheter AB, Class B	11,599	47,909
*	AQ Group AB	439	16,158
*	Arise AB	2,979	14,510
	Arjo AB, Class B	44,131	557,453
	Assa Abloy AB, Class B	30,543	979,706
	Atlas Copco AB, Class A	28,314	1,917,566
	Atlas Copco AB, Class B	16,150	918,262
	Atrium Ljungberg AB, Class B	5,609	137,309
*	Attendo AB	23,033	112,728
	Avanza Bank Holding AB	21,325	690,691
#	Axfood AB	9,517	257,594
	Beijer Alma AB	8,702	212,241
*	Beijer Electronics Group AB	6,458	37,895
	Beijer Ref AB, Class B	26,757	565,011
	Bergman & Beving AB	6,396	125,116
	Besqab AB	1,035	21,494
*	BHG Group AB	9,693	149,507
	Bilia AB, Class A	33,505	718,913
	BillerudKorsnas AB	43,723	945,828
	BioGaia AB, Class B	3,627	216,881
	Biotage AB	9,092	260,121
	Boliden AB	31,883	1,242,543

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Bonava AB, Class B	21,002	$224,628
*	Boozt AB	7,069	152,328
	Boule Diagnostics AB	1,384	9,635
	Bravida Holding AB	39,541	611,798
	Bufab AB	8,811	340,985
	Bulten AB	2,966	31,651
	Bure Equity AB	16,466	888,367
	Byggmax Group AB	23,143	195,726
	Castellum AB	8,453	236,744
	Catella AB	14,868	51,308
	Catena AB	3,861	231,523
*	Catena Media P.L.C.	8,312	58,190
*	Cavotec SA	8,277	25,451
	Cellavision AB	281	14,802
*	Clas Ohlson AB, Class B	8,494	87,127
	Cloetta AB, Class B	60,701	197,001
*	Collector AB	2,194	9,147
	Coor Service Management Holding AB	6,955	64,032
	Corem Property Group AB, Class B	101,607	258,079
	Dios Fastigheter AB	16,550	187,841
	Dometic Group AB	52,765	895,600
*	Doro AB	5,800	39,960
*	Duni AB	9,006	118,484
#	Dustin Group AB	12,279	142,509
	Eastnine AB	4,136	71,414
	Elanders AB, Class B	1,369	27,004
	Electrolux AB, Class B	39,577	1,039,425
*	Electrolux Professional AB, Class B	54,071	401,929
	Elekta AB, Class B	28,835	420,861
#*	Eltel AB	14,557	38,898
*	Enea AB	3,517	97,018
	Epiroc AB, Class A	27,416	638,645
	Epiroc AB, Class B	16,224	325,964
	Essity AB, Class A	2,296	74,865
	Essity AB, Class B	46,375	1,517,284
	Fabege AB	18,006	311,813
	Fagerhult AB	13,677	125,902
*	Fastighets AB Balder, Class B	5,906	407,564
	FastPartner AB, Class A	5,997	81,302
	Ferronordic AB	444	11,945
#	G5 Entertainment AB	987	51,585
	GARO AB	945	13,739
	Getinge AB, Class B	27,351	1,188,593
	GHP Specialty Care AB	3,597	12,389
	Granges AB	34,122	450,991
*	H & M Hennes & Mauritz AB, Class B	46,099	963,779
*	Haldex AB	12,876	79,173
	Hexagon AB, Class B	18,998	314,485
	Hexatronic Group AB	5,363	109,072
	Hexpol AB	50,608	689,025
	HMS Networks AB	752	35,304
#*	Hoist Finance AB	27,505	106,473
	Holmen AB, Class B	10,168	535,265
	Hufvudstaden AB, Class A	8,902	162,715
*	Humana AB	8,389	64,301
	Husqvarna AB, Class A	6,161	86,463
	Husqvarna AB, Class B	47,490	664,557
	ICA Gruppen AB	9,354	462,416
	Indutrade AB	31,734	1,035,111

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Instalco AB	7,006	$377,283
#*	International Petroleum Corp.	14,208	68,898
	Intrum AB	14,527	450,122
	INVISIO AB	1,461	30,244
	Inwido AB	16,779	310,947
*	ITAB Shop Concept AB	2,085	4,324
	JM AB	16,712	589,725
	KNOW IT AB	5,488	192,468
	Kungsleden AB	18,098	244,343
	Lagercrantz Group AB, Class B	45,873	627,241
	Lifco AB, Class B	26,675	782,375
	Lindab International AB	19,129	558,284
	Loomis AB, Class B	27,388	918,320
*	Medcap AB	456	10,882
	Medicover AB, Class B	1,705	49,521
*	Mekonomen AB	10,277	164,376
*	Millicom International Cellular SA	28,287	1,128,834
	MIPS AB	5,709	602,875
*	Modern Times Group MTG AB, Class B	19,257	273,573
	Momentum Group AB, Class B	4,954	110,318
	Munters Group AB	4,117	37,736
	Mycronic AB	16,497	484,496
	NCC AB, Class B	13,371	237,596
*	Nederman Holding AB	3,321	81,694
*	Nelly Group AB	3,377	13,373
*	Net Insight AB, Class B	19,401	8,016
*	New Wave Group AB, Class B	14,821	237,475
	Nibe Industrier AB, Class B	17,880	213,666
	Nobia AB	25,510	209,099
	Nobina AB	39,899	367,901
*	Nordic Entertainment Group AB, Class B	18,711	999,186
	Nordic Waterproofing Holding AB	7,292	175,671
	NP3 Fastigheter AB	6,024	151,565
	Nyfosa AB	31,889	493,440
	OEM International AB, Class B	6,861	110,391
*	Pandox AB, Class B	19,745	330,386
	Peab AB, Class B	57,999	676,357
	Platzer Fastigheter Holding AB, Class B	8,730	163,096
	Pricer AB, Class B	31,342	113,887
	Proact IT Group AB	11,826	110,739
*	Qliro AB	3,377	14,055
	Ratos AB, Class B	62,494	442,981
*	RaySearch Laboratories AB	3,756	36,953
	Resurs Holding AB	24,351	117,452
*	Rottneros AB	22,228	26,149
	Sagax AB, Class B	10,830	380,019
	Samhallsbyggnadsbolaget i Norden AB	127,297	637,745
	Sandvik AB	28,622	746,356
#*	SAS AB	588,210	143,298
	Scandi Standard AB	16,388	108,904
#*	Scandic Hotels Group AB	23,840	97,115
	Sectra AB, Class B	4,860	387,274
	Securitas AB, Class B	70,028	1,234,834
	Semcon AB	4,640	69,833
*	Sinch AB	4,580	92,359
	Skandinaviska Enskilda Banken AB, Class A	70,104	948,152
	Skandinaviska Enskilda Banken AB, Class C	1,001	13,553
#	Skanska AB, Class B	79,122	2,233,587
	SKF AB, Class A	1,710	45,490

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	SKF AB, Class B	44,677	$1,188,705
*	SkiStar AB	10,368	193,731
*	SSAB AB, Class A	2,180	12,492
*	SSAB AB, Class A	54,296	310,072
*	SSAB AB, Class B	12,326	63,039
*	SSAB AB, Class B	140,359	717,495
	Svenska Cellulosa AB SCA, Class A	2,239	42,183
	Svenska Cellulosa AB SCA, Class B	54,248	1,009,020
	Svenska Handelsbanken AB, Class A	63,208	712,310
	Svenska Handelsbanken AB, Class B	1,480	17,784
	Sweco AB, Class B	39,246	627,580
	Swedbank AB, Class A	32,068	624,480
*	Systemair AB	4,558	179,712
	Tele2 AB, Class B	63,977	939,764
	Telefonaktiebolaget LM Ericsson, Class A	4,991	58,108
	Telefonaktiebolaget LM Ericsson, Class B	219,819	2,535,431
	Telia Co. AB	212,669	932,832
	Tethys Oil AB	2,414	16,064
	Thule Group AB	13,432	678,167
	Trelleborg AB, Class B	35,649	881,230
	Troax Group AB	5,952	215,469
	VBG Group AB, Class B	2,264	48,134
	Vitec Software Group AB, Class B	581	28,846
	Volvo AB, Class A	26,300	639,469
	Volvo AB, Class B	164,207	3,872,290
	Wallenstam AB, Class B	11,503	193,157
	Wihlborgs Fastigheter AB	21,978	512,057
TOTAL SWEDEN			69,870,780
SWITZERLAND — (5.4%)
	ABB, Ltd.	60,836	2,224,064
	Adecco Group AG	31,537	1,888,629
	Alcon, Inc.	43,790	3,187,912
	Allreal Holding AG	4,218	872,297
	ALSO Holding AG	1,645	506,130
*	APG SGA SA	313	76,873
#	Arbonia AG	12,911	245,126
*	Aryzta AG	246,504	328,136
*	Ascom Holding AG	5,979	102,540
*	Autoneum Holding AG	854	163,982
	Baloise Holding AG	10,937	1,724,442
	Banque Cantonale de Geneve	500	92,170
	Banque Cantonale Vaudoise	5,550	495,459
	Belimo Holding AG	1,180	609,436
	Bell Food Group AG	632	194,428
	Bellevue Group AG	2,601	122,325
	Berner Kantonalbank AG	1,225	280,588
	BKW AG	2,693	296,657
*	Bobst Group SA	2,128	182,751
	Bossard Holding AG, Class A	2,664	862,932
	Bucher Industries AG	1,940	1,079,646
	Burckhardt Compression Holding AG	444	174,203
	Burkhalter Holding AG	843	59,464
	Bystronic AG	328	451,320
	Calida Holding AG	1,402	66,530
	Carlo Gavazzi Holding AG	117	33,644
	Cembra Money Bank AG	7,525	781,734
	Cicor Technologies, Ltd.	650	45,775
	Cie Financiere Richemont SA	18,627	2,383,682

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Cie Financiere Tradition SA	562	$71,336
#	Clariant AG	54,449	1,132,729
	Coltene Holding AG	1,138	151,961
	Comet Holding AG	286	93,649
	Credit Suisse Group AG	71,491	717,719
	Credit Suisse Group AG, Sponsored ADR	87,715	881,536
	Daetwyler Holding AG	689	250,129
	DKSH Holding AG	9,959	841,899
	dormakaba Holding AG	602	416,448
*	Dottikon Es Holding AG	350	112,042
*	EDAG Engineering Group AG	3,367	44,727
	EFG International AG	26,058	211,694
	Emmi AG	566	623,232
	EMS-Chemie Holding AG	558	618,576
	Energiedienst Holding AG	346	14,688
#*	Evolva Holding SA	22,215	4,461
*	Feintool International Holding AG	721	51,404
	Fenix Outdoor International AG	573	84,872
*	Flughafen Zurich AG	4,935	792,992
	Forbo Holding AG	269	575,754
	Galenica AG	8,498	645,109
#*	GAM Holding AG	40,315	87,217
	Geberit AG	2,995	2,459,128
	Georg Fischer AG	1,075	1,739,843
	Givaudan SA	375	1,871,716
	Gurit Holding AG	111	251,169
	Helvetia Holding AG	9,409	1,023,361
	Hiag Immobilien Holding AG	963	108,983
#*	HOCHDORF Holding AG	269	16,011
	Huber & Suhner AG	4,158	353,629
	Hypothekarbank Lenzburg AG	7	33,204
*	Implenia AG	3,739	99,264
*	Ina Invest Holding AG	748	15,282
	Inficon Holding AG	344	414,434
	Interroll Holding AG	152	694,811
	Intershop Holding AG	192	132,426
	Investis Holding SA	821	93,230
*	IWG P.L.C.	224,713	979,025
	Julius Baer Group, Ltd.	46,245	3,052,261
*	Jungfraubahn Holding AG	867	138,592
	Kardex Holding AG	3,223	866,852
*	Komax Holding AG	807	237,105
	Kudelski SA	5,386	24,362
	Kuehne + Nagel International AG	4,369	1,473,808
	Landis+Gyr Group AG	3,195	252,877
*	Lastminute.com NV	1,394	59,157
	LEM Holding SA	86	214,970
	Liechtensteinische Landesbank AG	3,082	181,897
	Logitech International SA	3,921	430,798
#	Logitech International SA	9,300	1,014,165
	Luzerner Kantonalbank AG	841	389,259
*	Medacta Group SA	192	27,263
*	Meier Tobler Group AG	1,442	30,078
	Metall Zug AG	47	114,162
*	Mikron Holding AG	1,918	14,391
	Mobilezone Holding AG	7,762	93,387
	Mobimo Holding AG	1,782	611,342
	OC Oerlikon Corp. AG	54,611	618,169
#	Orell Fuessli AG	12	1,317

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Orior AG	1,160	$109,471
	Partners Group Holding AG	1,559	2,663,339
	Peach Property Group AG	388	24,152
	Phoenix Mecano AG	139	71,228
	Plazza AG, Class A	201	73,876
	PSP Swiss Property AG	7,189	972,873
*	Rieter Holding AG	523	122,984
	Romande Energie Holding SA	26	38,281
#	Schaffner Holding AG	178	56,740
	Schindler Holding AG	1,219	379,842
	Schweiter Technologies AG	283	443,014
	SFS Group AG	4,476	667,345
	SGS SA	486	1,573,024
	SIG Combibloc Group AG	52,552	1,550,588
	Sika AG	10,331	3,639,306
	Softwareone Holding AG	1,437	36,881
	Sonova Holding AG	4,691	1,841,850
	St Galler Kantonalbank AG	769	357,621
	Straumann Holding AG	321	595,140
	Sulzer AG	4,636	680,280
	Swatch Group AG (The)	5,054	1,685,928
	Swatch Group AG (The)	9,270	602,028
	Swiss Life Holding AG	5,410	2,790,493
	Swiss Prime Site AG	17,468	1,860,043
	Swiss Re AG	24,930	2,260,167
*	Swiss Steel Holding AG	45,807	22,714
	Swisscom AG	5,413	3,253,222
	Swissquote Group Holding SA	2,546	404,276
#	Temenos AG	8,199	1,302,398
	Thurgauer Kantonalbank	103	11,938
*	TX Group AG	707	70,630
*	u-blox Holding AG	1,941	153,142
	UBS Group AG	15,912	262,163
#*	UBS Group AG	132,413	2,182,166
	Valiant Holding AG	3,503	364,318
*	Valora Holding AG	1,458	330,074
	VAT Group AG	4,536	1,780,628
	Vaudoise Assurances Holding SA	240	121,800
	Vetropack Holding AG	3,200	211,491
	Vifor Pharma AG	6,395	894,352
*	Von Roll Holding AG	5,887	5,848
	Vontobel Holding AG	7,568	667,291
	VP Bank AG, Class A	977	116,235
	VZ Holding AG	2,505	225,739
*	V-ZUG Holding AG	470	71,742
	Walliser Kantonalbank	126	14,404
	Warteck Invest AG	23	62,448
	Ypsomed Holding AG	385	61,204
	Zehnder Group AG	2,871	304,970
	Zug Estates Holding AG, Class B	44	94,470
	Zuger Kantonalbank AG	27	208,186
	Zurich Insurance Group AG	6,991	2,818,594
TOTAL SWITZERLAND			89,201,714
UNITED ARAB EMIRATES — (0.0%)
*	Lamprell P.L.C.	41,997	24,186
UNITED KINGDOM — (12.0%)
	3i Group P.L.C.	79,744	1,417,306

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	4imprint Group P.L.C.	5,275	$205,459
*	A.G. Barr P.L.C.	16,244	129,764
	Aberdeen P.L.C.	477,928	1,885,393
	Admiral Group P.L.C.	17,663	834,374
#*	Afren P.L.C.	38,660	0
	Aggreko P.L.C.	71,768	866,493
	Air Partner P.L.C.	9,325	11,027
	Airtel Africa P.L.C.	52,469	64,851
	AJ Bell P.L.C.	15,040	87,811
	Alliance Pharma P.L.C.	36,764	53,149
*	Allied Minds P.L.C.	21,013	5,838
	Antofagasta P.L.C.	35,962	746,688
*	AO World P.L.C.	25,350	79,336
	Appreciate Group P.L.C	20,690	7,339
*	Arrow Global Group P.L.C.	41,043	173,968
*	Ascential P.L.C.	33,021	198,561
	Ashmore Group P.L.C.	65,852	347,762
	Ashtead Group P.L.C.	49,049	3,670,309
*	ASOS P.L.C.	12,032	636,215
	Associated British Foods P.L.C.	25,230	701,567
*	Aston Martin Lagonda Global Holdings P.L.C.	2,759	74,788
*	Auto Trader Group P.L.C.	164,268	1,488,294
	Avast P.L.C.	94,690	763,086
	AVEVA Group P.L.C.	3,546	193,477
	Aviva P.L.C.	390,681	2,098,206
	Avon Protection P.L.C.	5,053	190,649
	B&M European Value Retail SA	157,931	1,213,358
	Balfour Beatty P.L.C.	78,453	330,387
*	Bank of Georgia Group P.L.C.	9,378	195,506
	Barclays P.L.C., Sponsored ADR	193,255	1,891,966
	Barclays P.L.C.	84,984	205,583
	Barratt Developments P.L.C.	88,912	868,907
*	Beazley P.L.C.	81,479	443,540
	Begbies Traynor Group P.L.C.	10,387	20,048
	Bellway P.L.C.	27,935	1,275,438
	Berkeley Group Holdings P.L.C.	19,798	1,332,959
*	Biffa P.L.C.	89,535	444,745
	Bloomsbury Publishing P.L.C.	12,754	63,965
	Bodycote P.L.C.	53,188	667,016
*	Boohoo Group P.L.C.	120,777	437,563
	Braemar Shipping Services P.L.C.	6,415	25,869
	Brewin Dolphin Holdings P.L.C.	51,721	257,796
	Britvic P.L.C.	57,617	779,307
*	BT Group P.L.C.	1,680,203	4,047,164
	Bunzl P.L.C.	19,825	734,461
	Burberry Group P.L.C.	65,893	1,890,042
	Burford Capital, Ltd.	7,666	83,828
*	Bytes Technology Group P.L.C.	3,838	25,723
*	Capita P.L.C.	77,891	38,159
*	Card Factory P.L.C.	111,232	92,197
	CareTech Holdings P.L.C.	11,897	105,022
*	Carnival P.L.C.	5,572	110,291
*	Carnival P.L.C., ADR	4,479	89,222
	Centamin P.L.C.	286,277	426,090
	Central Asia Metals P.L.C.	10,205	34,737
*	Centrica P.L.C.	1,639,184	1,034,372
	Chesnara P.L.C.	23,799	90,289
#*	Cineworld Group P.L.C.	152,705	134,700
*	Circassia Group P.L.C.	29,532	13,901

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Clarkson P.L.C.	4,236	$189,887
	Clipper Logistics P.L.C.	18,671	218,973
	Close Brothers Group P.L.C.	31,400	673,058
	CLS Holdings P.L.C.	26,474	93,484
	CMC Markets P.L.C.	21,462	133,779
	Coats Group P.L.C.	205,567	200,244
	Coca-Cola HBC AG	15,910	600,807
*	Compass Group P.L.C.	57,740	1,220,035
	Computacenter P.L.C.	24,302	918,683
	Concentric AB	9,782	225,097
	ConvaTec Group P.L.C.	180,322	593,762
*	Costain Group P.L.C.	29,107	22,583
*	Countryside Properties P.L.C.	65,969	482,096
	Cranswick P.L.C.	9,614	540,187
*	Crest Nicholson Holdings P.L.C.	69,001	397,413
	Croda International P.L.C.	10,736	1,256,744
*	CVS Group P.L.C.	8,939	298,504
	Daily Mail & General Trust P.L.C., Class A	20,816	316,560
	DCC P.L.C.	9,181	768,664
*	De La Rue P.L.C.	30,988	77,446
*	Debenhams P.L.C.	140,138	0
	Dechra Pharmaceuticals P.L.C.	680	46,959
	Devro P.L.C.	60,589	186,721
*	DFS Furniture P.L.C.	24,652	90,891
*	Dialog Semiconductor P.L.C.	16,732	1,286,883
*	Dignity P.L.C.	9,279	102,582
	Diploma P.L.C.	21,403	879,221
	Direct Line Insurance Group P.L.C.	217,091	897,395
	DiscoverIE Group P.L.C.	8,879	128,110
*	Dixons Carphone P.L.C.	284,910	511,052
	Domino's Pizza Group P.L.C.	83,305	485,391
	dotdigital group P.L.C.	21,637	74,564
	Drax Group P.L.C.	104,829	586,109
	DS Smith P.L.C.	220,668	1,296,290
	Dunelm Group P.L.C.	21,181	390,267
*	easyJet P.L.C.	36,301	425,952
	Electrocomponents P.L.C.	133,391	1,884,512
*	Elementis P.L.C.	70,613	139,794
	EMIS Group P.L.C.	8,652	155,134
*	Equiniti Group P.L.C.	69,243	172,237
*	Esken, Ltd.	56,847	14,128
	ESKEN, Ltd.	7,106	385
	Euromoney Institutional Investor P.L.C.	16,204	229,007
	Experian P.L.C.	66,671	2,935,244
	FDM Group Holdings P.L.C.	16,023	263,745
	Ferguson P.L.C.	13,617	1,908,958
	Fevertree Drinks P.L.C.	13,987	465,147
*	Firstgroup P.L.C.	397,943	456,535
	Forterra P.L.C.	60,604	254,196
*	Foxtons Group P.L.C.	38,161	28,970
*	Frasers Group P.L.C.	44,943	376,565
	Fresnillo P.L.C.	14,547	165,491
	Future P.L.C.	3,237	155,060
	Galliford Try Holdings P.L.C.	31,809	70,309
	Games Workshop Group P.L.C.	6,452	1,019,350
	Gamma Communications P.L.C.	8,557	246,329
	Gem Diamonds, Ltd.	29,324	25,264
	Genuit Group P.L.C.	50,707	450,150
	Genus P.L.C.	4,268	327,038

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Go-Ahead Group P.L.C. (The)	16,062	$229,734
	Grafton Group P.L.C.	35,381	631,217
	Grainger P.L.C.	89,514	376,467
*	Greggs P.L.C.	45,157	1,730,315
*	Gym Group P.L.C. (The)	12,823	49,049
	H&T Group P.L.C.	3,000	10,932
*	Halfords Group P.L.C.	56,734	280,405
	Halma P.L.C.	17,575	705,478
*	Harbour Energy P.L.C.	13,316	60,483
	Hargreaves Lansdown P.L.C.	22,581	512,154
	Harworth Group P.L.C.	5,893	12,842
*	Hays P.L.C.	398,378	818,935
	Headlam Group P.L.C.	12,033	88,423
	Helical P.L.C.	31,554	199,249
*	Helios Towers P.L.C.	9,738	22,168
	Henry Boot P.L.C.	7,607	28,890
	Hill & Smith Holdings P.L.C.	18,338	413,992
	Hilton Food Group P.L.C.	11,038	174,871
*	Hiscox, Ltd.	51,387	624,002
	Hochschild Mining P.L.C.	81,816	175,283
*	Hollywood Bowl Group P.L.C.	25,460	83,232
	HomeServe P.L.C.	81,529	1,057,814
*	Hostelworld Group P.L.C.	2,565	3,500
	Howden Joinery Group P.L.C.	191,376	2,384,846
	HSBC Holdings P.L.C., Sponsored ADR	160,754	4,431,988
	Hunting P.L.C.	41,131	119,939
*	Hyve Group P.L.C.	40,610	74,252
	Ibstock P.L.C.	45,831	136,179
	IG Group Holdings P.L.C.	82,150	1,017,727
	IMI P.L.C.	92,056	2,252,147
	Impax Asset Management Group P.L.C.	4,547	76,312
	Inchcape P.L.C.	133,755	1,579,880
*	Indivior P.L.C.	210,297	482,161
*	Informa P.L.C.	94,958	652,488
	IntegraFin Holdings P.L.C.	12,643	93,234
#*	InterContinental Hotels Group P.L.C., ADR	6,252	412,995
*	InterContinental Hotels Group P.L.C.	4,909	324,206
	Intermediate Capital Group P.L.C.	28,697	864,809
*	International Consolidated Airlines Group SA	65,129	151,691
*	International Personal Finance P.L.C.	63,650	132,124
	Intertek Group P.L.C.	12,670	907,754
	Investec P.L.C.	162,075	615,741
	iomart Group P.L.C.	2,354	8,513
	IP Group P.L.C.	217,849	348,571
*	ITV P.L.C.	652,915	1,015,251
	J Sainsbury P.L.C.	493,964	1,945,145
	James Fisher & Sons P.L.C.	11,386	146,189
	James Halstead P.L.C.	4,592	34,179
	JD Sports Fashion P.L.C.	135,551	1,688,991
*	JET2 P.L.C.	12,642	217,667
	John Laing Group P.L.C.	54,203	301,854
*	John Menzies P.L.C.	17,436	77,202
*	John Wood Group P.L.C.	183,128	554,725
	Johnson Matthey P.L.C.	33,691	1,392,589
*	Johnson Service Group P.L.C.	35,561	76,964
	JTC P.L.C.	1,237	11,006
	Jupiter Fund Management P.L.C.	132,445	497,761
*	Just Group P.L.C.	281,946	390,781
	Kainos Group P.L.C.	15,691	376,660

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Keller Group P.L.C.	20,981	$256,830
*	Kier Group P.L.C.	44,394	77,807
*	Kin & Carta P.L.C.	20,775	69,326
	Kingfisher P.L.C.	416,183	2,137,694
	Lancashire Holdings, Ltd.	31,881	282,141
	Legal & General Group P.L.C.	413,839	1,499,118
*	Liberty Global P.L.C., Class A	3,806	102,190
*	Liberty Global P.L.C., Class C	9,330	250,604
	Liontrust Asset Management P.L.C.	3,144	91,447
	Lloyds Banking Group P.L.C.	3,177,416	2,008,975
	Lloyds Banking Group P.L.C., ADR	153,413	381,998
	London Stock Exchange Group P.L.C.	7,332	764,546
*	Lookers P.L.C.	75,313	70,223
*	LSL Property Services P.L.C.	22,137	129,547
	M&G P.L.C.	529,903	1,659,254
	Macfarlane Group P.L.C.	15,064	23,431
	Man Group P.L.C.	351,319	964,727
*	Marks & Spencer Group P.L.C.	447,197	841,861
	Marshalls P.L.C.	63,755	646,721
	McBride P.L.C.	51,771	60,565
*	Mears Group P.L.C.	28,866	76,226
*	Meggitt P.L.C.	123,965	807,913
	Melrose Industries P.L.C.	612,743	1,361,682
	Micro Focus International P.L.C., Sponsored ADR	27,103	150,151
	Micro Focus International P.L.C.	40,307	224,578
	Midwich Group P.L.C.	5,324	43,562
	MJ Gleeson P.L.C.	3,892	44,672
	Mondi P.L.C.	72,349	2,005,785
	Moneysupermarket.com Group P.L.C.	115,739	408,481
	Morgan Advanced Materials P.L.C.	106,612	570,049
	Morgan Sindall Group P.L.C.	10,265	334,008
	Mortgage Advice Bureau Holdings, Ltd.	2,428	44,903
*	Motorpoint group P.L.C.	7,562	36,997
	MP Evans Group P.L.C.	1,424	14,073
*	N Brown Group P.L.C.	54,752	38,118
*	National Express Group P.L.C.	128,438	485,374
	National Grid P.L.C.	6,526	83,443
	National Grid P.L.C., Sponsored ADR	14,934	960,555
	Natwest Group P.L.C.	200,632	563,117
	Natwest Group P.L.C., Sponsored ADR	98,252	549,229
	NCC Group P.L.C.	12,542	54,838
	Next Fifteen Communications Group P.L.C.	2,504	31,300
*	Next P.L.C.	10,478	1,147,797
	Ninety One P.L.C.	84,373	266,572
	Norcros P.L.C.	20,097	82,672
	Numis Corp. P.L.C.	8,389	41,713
*	Ocado Group P.L.C.	2,505	64,548
*	On the Beach Group P.L.C.	23,702	107,125
	OSB Group P.L.C.	60,451	406,468
	Oxford Instruments P.L.C.	16,863	565,448
*	Pagegroup P.L.C.	116,744	997,329
	Paragon Banking Group P.L.C.	73,269	562,488
	PayPoint P.L.C.	11,734	96,189
#	Pearson P.L.C.	91,863	1,106,992
	Pearson P.L.C., Sponsored ADR	37,617	457,423
*	Pendragon P.L.C.	410,508	102,747
	Pennon Group P.L.C.	33,647	597,044
	Persimmon P.L.C.	34,544	1,393,422
*	Petrofac, Ltd.	37,629	53,991

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
#*	Petropavlovsk P.L.C.	646,808	$192,669
	Pets at Home Group P.L.C.	89,971	584,526
	Phoenix Group Holdings P.L.C.	101,852	959,836
*	Photo-Me International P.L.C.	91,911	95,735
	Plus500, Ltd.	20,999	408,668
	Polar Capital Holdings P.L.C.	13,522	165,323
	Porvair P.L.C.	3,597	30,987
*	PPHE Hotel Group, Ltd.	483	10,381
	Premier Foods P.L.C.	291,640	451,182
*	Provident Financial P.L.C.	34,288	134,973
#	Prudential P.L.C., ADR	31,292	1,173,137
*	PureTech Health P.L.C.	3,742	16,731
	PZ Cussons P.L.C.	40,997	143,060
	Quilter P.L.C.	192,833	429,851
	Rathbone Brothers P.L.C.	6,111	159,214
*	Raven Property Group, Ltd.	38,246	15,009
	Reach P.L.C.	84,124	449,686
	Redde Northgate P.L.C.	78,175	459,586
	Redrow P.L.C.	63,580	568,052
	RELX P.L.C., Sponsored ADR	41,074	1,217,012
	RELX P.L.C.	22,194	659,187
*	Renewi P.L.C.	22,215	159,255
	Renishaw P.L.C.	5,055	359,579
	Rentokil Initial P.L.C.	294,780	2,322,125
	Ricardo P.L.C.	7,238	38,100
	Rightmove P.L.C.	147,870	1,442,391
	Rio Tinto P.L.C.	30,453	2,586,690
#	Rio Tinto P.L.C., Sponsored ADR	64,997	5,609,891
	Robert Walters P.L.C.	12,249	113,817
*	Rolls-Royce Holdings P.L.C.	541,350	747,669
	Rotork P.L.C.	125,868	631,193
	Royal Mail P.L.C.	226,241	1,585,129
*	RPS Group P.L.C.	75,774	114,800
	RWS Holdings P.L.C.	17,169	135,126
	S&U P.L.C.	377	14,140
	Sabre Insurance Group P.L.C.	3,262	10,512
*	Saga P.L.C.	19,763	97,246
	Sage Group P.L.C. (The)	49,050	478,109
	Savills P.L.C.	38,477	614,526
	Schroders P.L.C.	10,553	535,925
	Schroders P.L.C.	3,910	138,817
*	Senior P.L.C.	97,428	219,216
	Severfield P.L.C.	44,779	49,224
	Severn Trent P.L.C.	23,750	923,200
*	SIG P.L.C.	149,857	94,886
	Sirius Real Estate, Ltd.	20,692	34,196
	Smart Metering Systems P.L.C.	1,637	20,536
	Smith & Nephew P.L.C., Sponsored ADR	4,324	176,981
	Smith & Nephew P.L.C.	31,617	645,201
	Smiths Group P.L.C.	31,013	670,078
	Smiths News P.L.C.	21,046	12,554
	Softcat P.L.C.	23,174	622,767
*	SolGold P.L.C.	26,045	9,938
	Spectris P.L.C.	17,267	857,071
*	Speedy Hire P.L.C.	139,589	135,787
	Spirax-Sarco Engineering P.L.C.	7,791	1,623,245
	Spirent Communications P.L.C.	81,732	288,550
	SSE P.L.C.	102,552	2,056,115
*	SSP Group P.L.C.	176,743	640,937

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	St James's Place P.L.C.	58,499	$1,288,849
	St. Modwen Properties P.L.C.	63,119	489,896
*	Stagecoach Group P.L.C.	106,849	110,942
	Standard Chartered P.L.C.	239,088	1,433,286
	SThree P.L.C.	31,635	220,141
	Strix Group P.L.C.	8,484	40,364
*	Studio Retail Group P.L.C.	18,658	74,156
	STV Group P.L.C.	5,073	25,760
*	Superdry P.L.C.	9,884	51,476
	Synthomer P.L.C.	30,517	224,461
	Tate & Lyle P.L.C.	126,718	1,299,978
	Tatton Asset Management P.L.C.	2,837	19,546
	Taylor Wimpey P.L.C.	542,293	1,239,826
*	TBC Bank Group P.L.C.	3,116	52,538
*	Ted Baker P.L.C.	10,393	18,933
	Telecom Plus P.L.C.	12,609	179,574
*	TEN Entertainment Group P.L.C.	3,119	10,893
	Tesco P.L.C.	475,495	1,539,369
#*	Thomas Cook Group P.L.C.	265,125	0
	TI Fluid Systems P.L.C., Class B	20,746	89,351
*	Topps Tiles P.L.C.	62,658	59,527
	TP ICAP Group P.L.C.	124,217	337,724
*	Travis Perkins P.L.C.	55,974	1,323,912
	TT Electronics P.L.C.	30,164	111,939
#*	TUI AG	70,787	332,353
	Tyman P.L.C.	21,105	124,132
*	U & I Group P.L.C.	32,804	41,687
	UDG Healthcare P.L.C.	22,761	340,879
*	ULS Technology P.L.C.	9,667	10,025
	Unilever P.L.C., Sponsored ADR	92,012	5,293,450
	Unilever P.L.C.	3,266	187,963
	Unilever P.L.C.	14,403	830,050
	United Utilities Group P.L.C.	69,973	1,041,862
	Vectura Group P.L.C.	85,668	180,631
*	Vertu Motors P.L.C.	95,932	62,328
	Vesuvius P.L.C.	51,019	378,453
	Victrex P.L.C.	10,220	376,890
*	Virgin Money UK P.L.C.	313,027	869,134
	Vistry Group P.L.C.	59,582	987,470
	Vitec Group P.L.C. (The)	6,546	121,870
	Vivo Energy P.L.C.	16,263	23,722
	Vodafone Group P.L.C.	3,029,560	4,871,386
#	Vodafone Group P.L.C., Sponsored ADR	5,740	93,734
	Volex P.L.C.	8,917	43,503
	Volution Group P.L.C.	9,901	65,050
	Vp P.L.C.	2,866	37,839
*	Watches of Switzerland Group P.L.C.	15,267	213,527
	Watkin Jones P.L.C.	23,107	74,682
*	Weir Group P.L.C. (The)	45,192	1,088,244
*	WH Smith P.L.C.	26,286	592,850
*	Whitbread P.L.C.	19,604	828,578
*	Wickes Group P.L.C.	62,720	219,067
	Wilmington P.L.C.	1,608	4,891
	Wincanton P.L.C.	21,985	126,432
*	Wizz Air Holdings P.L.C.	728	50,039
	Wm Morrison Supermarkets P.L.C.	468,265	1,740,343
	WPP P.L.C.	128,235	1,658,467
*	Xaar P.L.C.	15,586	46,798
TOTAL UNITED KINGDOM			196,378,882

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED STATES — (0.1%)
#*	Arko Corp.	4,919	$40,751
	Ovintiv, Inc.	30,302	778,934
	Primo Water Corp.	42,856	708,409
*	Samsonite International SA	256,200	476,865
TOTAL UNITED STATES			2,004,959
TOTAL COMMON STOCKS			1,584,035,650
PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
	Bayerische Motoren Werke AG	7,115	610,709
	Biotest AG	1,499	63,643
	Draegerwerk AG & Co., KGaA	1,739	159,835
	Fuchs Petrolub SE	12,105	603,174
	Henkel AG & Co., KGaA	4,674	473,872
	Jungheinrich AG	18,575	1,021,844
	Porsche Automobil Holding SE	13,444	1,455,060
	Sixt SE	4,468	370,238
	STO SE & Co., KGaA	686	174,107
	Volkswagen AG	19,381	4,720,639
TOTAL GERMANY			9,653,121
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Service Stream, Ltd. Rights 08/09/21	24,803	0
AUSTRIA — (0.0%)
*	CA Immobilien Anlagen AG Rights 04/20/22	10,722	0
CANADA — (0.0%)
*	Cenovus Energy, Inc. Warrants 01/01/26	5,111	24,580
*	Pan American Silver Corp. Rights 02/22/29	51,227	42,518
*	Pan American Silver Corp. Rights 02/22/29	16,073	13,341
*	Treasury Metals, Inc. Warrants 08/07/23	742	238
TOTAL CANADA			80,677
ITALY — (0.0%)
*	Intek Group SpA Rights 06/28/24	24,112	1,628
SINGAPORE — (0.0%)
*	Ezion Holdings, Ltd. Warrants 04/16/23	155,491	0
TOTAL RIGHTS/WARRANTS			82,305
CLOSED-END MUTUAL FUNDS — (0.0%)
AUSTRALIA — (0.0%)
	WAM Capital, Ltd.	1	1
TOTAL INVESTMENT SECURITIES (Cost $1,188,572,563)			1,593,771,077

			Value†
SECURITIES LENDING COLLATERAL — (3.0%)
@§	The DFA Short Term Investment Fund	4,329,033	50,086,907
TOTAL INVESTMENTS — (100.0%)
(Cost $1,238,651,689)^^			$1,643,857,984

International Social Core Equity Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$282,625	$95,540,469	—	$95,823,094
Austria	—	12,733,675	—	12,733,675
Belgium	283,729	18,118,771	—	18,402,500
Canada	161,834,851	294,321	—	162,129,172
China	—	132,957	—	132,957
Denmark	—	27,611,368	—	27,611,368
Finland	—	33,872,829	—	33,872,829
France	131,940	133,566,283	—	133,698,223
Germany	2,616,472	111,107,394	—	113,723,866
Hong Kong	54,316	42,859,579	—	42,913,895
Ireland	6,939,050	10,962,365	—	17,901,415
Israel	1,184,044	12,825,686	—	14,009,730
Italy	434,654	44,143,867	—	44,578,521
Japan	—	358,734,862	—	358,734,862
Netherlands	14,919,485	59,001,343	—	73,920,828
New Zealand	—	8,524,060	—	8,524,060
Norway	—	12,162,964	—	12,162,964
Portugal	1,831	3,970,337	—	3,972,168
Singapore	—	14,712,607	—	14,712,607
Spain	25,879	36,970,516	—	36,996,395
Sweden	383,383	69,487,397	—	69,870,780
Switzerland	7,265,779	81,935,935	—	89,201,714
United Arab Emirates	—	24,186	—	24,186
United Kingdom	23,242,911	173,135,971	—	196,378,882
United States	1,487,343	517,616	—	2,004,959
Preferred Stocks
Germany	—	9,653,121	—	9,653,121
Rights/Warrants
Canada	—	80,677	—	80,677
Italy	—	1,628	—	1,628
Closed-End Mutual Funds	—	1	—	1
Securities Lending Collateral	—	50,086,907	—	50,086,907
TOTAL	$221,088,292	$1,422,769,692	—	$1,643,857,984

Global Social Core Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Social Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	2,682,074	$63,833,360
Investment in International Social Core Equity Portfolio of DFA Investment Dimensions Group Inc.	2,129,998	33,291,861
Investment in Emerging Markets Social Core Equity Portfolio of DFA Investment Dimensions Group Inc.	846,119	13,944,043
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $83,999,858)		$111,069,264

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.025% (Cost $50,630)	50,630	50,630
TOTAL INVESTMENTS — (100.0%) (Cost $84,050,488)^^		$111,119,894
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$111,069,264	—	—	$111,069,264
Temporary Cash Investments	50,630	—	—	50,630
TOTAL	$111,119,894	—	—	$111,119,894

Emerging Markets Social Core Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
		Face Amount^	Value†
		(000)
BONDS — (0.0%)
INDIA — (0.0%)
Britannia Industries, Ltd.
5.500%, 06/03/24	INR	346	$4,667

		Shares	Value»
COMMON STOCKS — (98.1%)
BRAZIL — (3.2%)
	AES Brasil Energia SA	91,245	242,993
	Aliansce Sonae Shopping Centers SA	45,800	248,511
*	Alliar Medicos A Frente SA	18,837	36,674
	Alupar Investimento SA	63,339	298,559
*	Americanas SA	49,667	468,226
*	Anima Holding SA	105,123	232,115
	Atacadao SA	84,533	308,219
*	Azul SA, ADR	21,123	473,789
	B3 SA - Brasil Bolsa Balcao	902,893	2,643,713
	Banco Bradesco SA, ADR	457,583	2,136,911
	Banco Bradesco SA	241,784	958,641
	Banco BTG Pactual SA	156,064	876,769
	Banco do Brasil SA	131,074	796,020
	Banco Inter SA	31,038	140,522
	Banco Santander Brasil SA	71,620	557,476
	BB Seguridade Participacoes SA	117,695	482,915
*	BK Brasil Operacao e Assessoria a Restaurantes SA	25,300	51,103
*	BR Malls Participacoes SA	272,837	525,427
	BR Properties SA	51,200	84,936
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	32,170	178,446
*	Braskem SA, Sponsored ADR	31,186	691,705
*	BRF SA	191,368	941,362
*	C&A Modas Ltda	26,264	59,757
	Camil Alimentos SA	40,653	69,469
	CCR SA	397,361	991,829
	Centrais Eletricas Brasileiras SA	52,782	407,906
	Cia Brasileira de Distribuicao	45,352	270,201
	Cia de Locacao das Americas	131,121	684,526
	Cia de Saneamento Basico do Estado de Sao Paulo	67,036	456,410
	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	15,067	102,305
	Cia de Saneamento de Minas Gerais-COPASA	67,860	180,586
	Cia de Saneamento do Parana	90,109	336,681
	Cia de Saneamento do Parana	35,900	26,676
	Cia Energetica de Minas Gerais	49,460	139,600
	Cia Hering	32,700	233,560
	Cia Paranaense de Energia	28,600	31,520
	Cia Paranaense de Energia	14,600	85,779
	Cia Siderurgica Nacional SA, Sponsored ADR	226,512	2,015,957
	Cielo SA	500,277	324,665
*	Cogna Educacao	510,855	357,032
	Construtora Tenda SA	27,523	118,531
	Cosan SA	174,634	856,698
	CPFL Energia SA	25,800	125,427
	CSU Cardsystem SA	16,800	70,642
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	126,231	505,336
	Cyrela Commercial Properties SA Empreendimentos e Participacoes	11,500	24,885
	Dimed SA Distribuidora da Medicamentos	5,500	20,276
	Direcional Engenharia SA	35,296	86,135

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Duratex SA	130,352	$551,366
*	EcoRodovias Infraestrutura e Logistica SA	99,787	209,029
	EDP - Energias do Brasil SA	97,712	321,376
*	Embraer SA	19,400	69,245
*	Embraer SA, Sponsored ADR	69,535	994,350
	Energisa SA	67,855	556,963
	Engie Brasil Energia SA	46,911	341,638
	Equatorial Energia SA	263,854	1,225,991
	Even Construtora e Incorporadora SA	50,000	86,497
	Ez Tec Empreendimentos e Participacoes SA	22,900	120,914
	Fleury SA	68,960	309,299
	Fras-Le SA	11,400	34,649
*	Gafisa SA	90,313	65,200
	Gerdau SA, Sponsored ADR	61,897	367,049
*	Gol Linhas Aereas Inteligentes SA, ADR	21,034	165,752
	Grendene SA	67,936	143,874
	Guararapes Confeccoes SA	48,436	163,864
	Helbor Empreendimentos SA	39,936	59,503
	Iguatemi Empresa de Shopping Centers SA	22,300	174,821
	Industrias Romi SA	17,616	78,267
	Instituto Hermes Pardini SA	18,968	71,527
*	International Meal Co. Alimentacao SA, Class A	88,416	65,867
*	Iochpe-Maxion SA	53,800	149,575
	IRB Brasil Resseguros SA	277,924	303,098
	Itau Unibanco Holding SA	39,666	209,211
	JBS SA	370,435	2,279,545
	JHSF Participacoes SA	113,941	163,203
	JSL SA	9,924	21,893
	Kepler Weber SA	6,872	72,042
*	Klabin SA	263,419	1,237,120
	Light SA	120,784	336,268
	Localiza Rent a Car SA	106,338	1,268,930
	LOG Commercial Properties e Participacoes SA	15,776	86,964
*	Log-in Logistica Intermodal SA	25,395	88,010
	Lojas Americanas SA	39,751	50,373
	Lojas Renner SA	187,200	1,484,445
	M Dias Branco SA	25,598	153,148
	Magazine Luiza SA	214,835	849,729
	Mahle-Metal Leve SA	10,837	66,438
	Marcopolo SA	67,500	36,289
	Marfrig Global Foods SA	120,500	453,704
*	Marisa Lojas SA	55,309	82,089
	Mills Estruturas e Servicos de Engenharia SA	57,511	88,228
	Minerva SA	90,200	155,349
	Movida Participacoes SA	27,751	119,407
	MRV Engenharia e Participacoes SA	111,741	307,659
	Multiplan Empreendimentos Imobiliarios SA	75,000	336,245
*	Natura & Co. Holding SA	167,239	1,725,934
	Neoenergia SA	42,049	140,318
	Odontoprev SA	95,732	238,951
*	Omega Geracao SA	29,540	204,864
	Petrobras Distribuidora SA	151,894	826,219
	Porto Seguro SA	50,091	496,847
	Portobello SA	21,400	58,182
	Positivo Tecnologia SA	28,500	69,222
*	Profarma Distribuidora de Produtos Farmaceuticos SA	16,726	20,168
	Qualicorp Consultoria e Corretora de Seguros SA	80,181	396,421
	Raia Drogasil SA	191,305	927,094
*	Rumo SA	248,120	984,237

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Sao Carlos Empreendimentos e Participacoes SA	8,500	$68,137
	Sao Martinho SA	118,242	728,080
	Sendas Distribuidora SA	40,861	680,043
	Ser Educacional SA	18,385	56,444
	SIMPAR SA	28,300	378,456
	SLC Agricola SA	38,100	329,189
*	Springs Global Participacoes SA	4,100	7,589
	Sul America SA	127,138	730,619
*	Suzano SA	142,054	1,474,749
*	Suzano SA, Sponsored ADR	597	6,225
*	Tecnisa SA	24,371	32,989
	Tegma Gestao Logistica SA	8,588	35,584
	Telefonica Brasil SA	70,769	559,956
	Telefonica Brasil SA, ADR	19,463	155,315
*	Terra Santa Agro SA	1,900	17,511
	TIM SA	244,995	532,490
	TOTVS SA	100,200	680,281
	Transmissora Alianca de Energia Eletrica SA	118,153	862,058
	Trisul SA	36,300	60,776
*	Tupy SA	35,800	150,534
	Ultrapar Participacoes SA	163,649	555,525
	Ultrapar Participacoes SA, Sponsored ADR	43,722	149,529
	Unipar Carbocloro SA	8,833	164,508
	Usinas Siderurgicas de Minas Gerais SA Usiminas	34,800	140,249
*	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	28,992	49,264
*	Via Varejo SA	150,184	363,043
*	Vulcabras Azaleia SA	46,309	80,201
	WEG SA	208,706	1,430,978
	Wiz Solucoes e Corretagem de Seguros SA	25,000	74,449
	YDUQS Participacoes SA	100,936	547,679
TOTAL BRAZIL			55,724,331
CHILE — (0.5%)
	Aguas Andinas SA, Class A	905,121	184,033
	Banco de Chile, ADR	22,227	405,426
	Banco de Credito e Inversiones SA	7,419	305,995
	Banco Santander Chile, ADR	20,260	395,880
	Besalco SA	205,938	73,270
*	Camanchaca SA	88,516	4,817
	CAP SA	30,941	536,147
	Cencosud SA	374,528	679,287
	Cencosud Shopping SA	103,877	160,000
	Cia Sud Americana de Vapores SA	6,315,954	495,865
	Embotelladora Andina SA, ADR, Class B	12,656	179,968
	Empresa Nacional de Telecomunicaciones SA	80,582	387,681
	Empresas CMPC SA	147,919	319,663
*	Empresas Hites SA	72,367	12,726
	Enel Americas SA, ADR	109,379	748,155
	Enel Americas SA	1,668,211	231,848
	Enel Chile SA, ADR	154,941	402,845
	Falabella SA	52,767	205,120
	Forus SA	32,824	54,066
	Grupo Security SA	544,692	85,377
	Hortifrut SA	56,065	62,796
	Inversiones Aguas Metropolitanas SA	269,993	144,801
	Inversiones La Construccion SA	12,479	50,974
*	Itau CorpBanca Chile SA	46,546,641	118,255
*	Itau CorpBanca Chile SA, ADR	4,431	16,794

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Molibdenos y Metales SA	3,068	$17,384
*	Multiexport Foods SA	263,064	97,054
*	Parque Arauco SA	159,932	202,529
	PAZ Corp. SA	103,525	54,624
	Plaza SA	56,599	80,921
*	Ripley Corp. SA	387,401	82,970
	Salfacorp SA	151,797	75,210
	Sigdo Koppers SA	166,984	143,905
	SMU SA	443,423	45,459
	Sociedad Matriz SAAM SA	2,661,545	164,837
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	24,601	1,168,548
	Socovesa SA	166,772	32,788
	SONDA SA	242,411	127,772
TOTAL CHILE			8,555,790
CHINA — (31.1%)
*	21Vianet Group, Inc., ADR	33,619	582,617
*	360 DigiTech, Inc., ADR	3,945	83,831
*	360 Security Technology, Inc., Class A	45,000	83,367
*	361 Degrees International, Ltd.	365,000	155,474
*	3SBio, Inc.	568,000	473,268
*	51job, Inc., ADR	8,245	593,805
	5I5J Holding Group Co., Ltd., Class A	66,300	36,933
	AAC Technologies Holdings, Inc.	354,000	2,124,746
	AAG Energy Holdings, Ltd.	331,860	46,983
	Accelink Technologies Co., Ltd., Class A	18,800	79,951
	Addsino Co., Ltd., Class A	18,900	57,679
	Advanced Technology & Materials Co., Ltd., Class A	41,100	63,465
	AECC Aero-Engine Control Co., Ltd., Class A	13,000	41,564
*	Aerospace Hi-Tech Holdings Grp, Ltd., Class A	26,500	34,651
	Agile Group Holdings, Ltd.	760,749	832,300
	Agricultural Bank of China, Ltd., Class H	8,170,000	2,724,477
	Aier Eye Hospital Group Co., Ltd., Class A	62,466	570,384
*	Air China, Ltd., Class H	362,000	230,833
	Aisino Corp., Class A	32,500	60,602
	Ajisen China Holdings, Ltd.	284,000	52,225
#	Ak Medical Holdings, Ltd.	140,000	173,283
	AKM Industrial Co., Ltd.	70,000	8,386
*	Alibaba Group Holding, Ltd., Sponsored ADR	175,235	34,204,120
*	Alibaba Group Holding, Ltd.	664,500	16,228,917
*	Alibaba Health Information Technology, Ltd.	244,000	380,300
#*	Alibaba Pictures Group, Ltd.	5,090,000	616,307
	A-Living Smart City Services Co., Ltd.	252,250	962,124
	All Winner Technology Co., Ltd., Class A	5,200	77,987
*	Alpha Group, Class A	45,000	37,467
	Amoy Diagnostics Co., Ltd., Class A	3,800	48,495
	Angang Steel Co., Ltd., Class H	589,200	402,818
	Anhui Anke Biotechnology Group Co., Ltd., Class A	20,160	45,503
	Anhui Construction Engineering Group Co., Ltd., Class A	108,700	64,189
	Anhui Expressway Co., Ltd., Class H	148,000	88,451
	Anhui Guangxin Agrochemical Co., Ltd., Class A	13,800	60,356
	Anhui Jiangnan Chemical Industry Co., Ltd., Class A	55,160	43,631
	Anhui Jinhe Industrial Co., Ltd., Class A	15,005	68,696
	Anhui Korrun Co., Ltd., Class A	2,400	6,190
	Anhui Transport Consulting & Design Institute Co., Ltd., Class A	12,400	15,798
	Anhui Truchum Advanced Materials & Technology Co., Ltd., Class A	38,500	57,356
	Anhui Xinhua Media Co., Ltd., Class A	27,300	18,204
	Anhui Zhongding Sealing Parts Co., Ltd., Class A	40,900	93,014
	ANTA Sports Products, Ltd.	252,000	5,486,380

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*	Anton Oilfield Services Group	1,034,000	$59,155
	Aoshikang Technology Co., Ltd., Class A	2,400	38,995
*	Aowei Holdings, Ltd.	78,000	7,980
	Apeloa Pharmaceutical Co., Ltd., Class A	23,700	101,492
	APT Satellite Holdings, Ltd.	146,000	43,432
*	Ascletis Pharma, Inc.	73,000	27,568
	AsiaInfo Technologies, Ltd.	100,400	150,140
	Asymchem Laboratories Tianjin Co., Ltd., Class A	2,700	166,573
	Ausnutria Dairy Corp., Ltd.	247,000	234,027
	Autobio Diagnostics Co., Ltd., Class A	4,810	46,053
	Avary Holding Shenzhen Co., Ltd., Class A	15,900	90,930
	AVIC Electromechanical Systems Co., Ltd., Class A	26,800	41,148
	AVIC Industry-Finance Holdings Co., Ltd., Class A	79,700	47,808
	AviChina Industry & Technology Co., Ltd., Class H	922,000	691,201
	AVICOPTER P.L.C., Class A	6,300	49,821
*	Babytree Group	105,500	12,537
	BAIC Motor Corp., Ltd., Class H	875,500	312,553
*	Baidu, Inc., Sponsored ADR	37,349	6,125,609
	BAIOO Family Interactive, Ltd.	356,000	58,084
	Bank of Beijing Co., Ltd., Class A	192,100	127,690
	Bank of Changsha Co., Ltd., Class A	54,996	66,836
	Bank of Chengdu Co., Ltd., Class A	67,800	113,635
	Bank of China, Ltd., Class H	15,080,356	5,240,277
	Bank of Chongqing Co., Ltd., Class H	329,000	195,105
	Bank of Communications Co., Ltd., Class H	1,926,580	1,114,430
	Bank of Guiyang Co., Ltd., Class A	33,817	34,845
	Bank of Hangzhou Co., Ltd., Class A	56,200	105,473
	Bank of Jiangsu Co., Ltd., Class A	190,320	184,615
	Bank of Nanjing Co., Ltd., Class A	176,400	238,700
	Bank of Ningbo Co., Ltd., Class A	90,326	453,880
	Bank of Shanghai Co., Ltd., Class A	131,000	145,187
*	Bank of Tianjin Co., Ltd., Class H	45,000	19,835
*	Bank of Zhengzhou Co., Ltd., Class H	78,100	18,102
	Baoshan Iron & Steel Co., Ltd., Class A	278,400	341,328
	Baosheng Science and Technology Innovation Co., Ltd., Class A	31,000	19,261
*	Baoye Group Co., Ltd., Class H	98,000	49,309
*	Baozun, Inc., Sponsored ADR	15,148	374,459
	Befar Group Co., Ltd., Class A	29,100	36,051
	Beibuwan Port Co., Ltd., Class A	28,100	33,462
	Beijing Aosaikang Pharmaceutical Co., Ltd., Class A	19,000	35,805
	Beijing Capital Development Co., Ltd., Class A	84,000	62,004
	Beijing Capital Eco-Environment Protection Group Co., Ltd., Class A	189,410	93,102
*	Beijing Capital International Airport Co., Ltd., Class H	760,000	436,791
*	Beijing Capital Land, Ltd., Class H	706,000	221,969
#*	Beijing Chunlizhengda Medical Instruments Co., Ltd., Class H	29,500	79,455
	Beijing Dabeinong Technology Group Co., Ltd., Class A	40,488	49,745
	Beijing Easpring Material Technology Co., Ltd., Class A	6,900	71,604
	Beijing E-Hualu Information Technology Co., Ltd., Class A	13,160	53,918
#*	Beijing Energy International Holding Co., Ltd.	1,888,000	61,907
	Beijing Enlight Media Co., Ltd., Class A	34,300	47,369
*	Beijing Enterprises Clean Energy Group, Ltd.	5,400,000	63,889
	Beijing Enterprises Water Group, Ltd.	2,506,000	919,892
*	Beijing Forever Technology Co., Ltd., Class A	12,200	13,712
*	Beijing Gas Blue Sky Holdings, Ltd.	2,280,000	25,525
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	23,530	54,480
*	Beijing Health Holdings, Ltd.	936,000	14,593
*	Beijing Jetsen Technology Co., Ltd., Class A	141,900	92,255
*	Beijing Jingxi Culture & Tourism Co., Ltd., Class A	22,700	16,436
	Beijing Konruns Pharmaceutical Co., Ltd., Class A	3,700	18,241

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing New Building Materials P.L.C., Class A	23,254	$117,244
#	Beijing North Star Co., Ltd., Class H	420,000	70,816
*	Beijing Orient Landscape & Environment Co., Ltd., Class A	90,100	38,409
*	Beijing Orient National Communication Science & Technology Co., Ltd., Class A	53,900	89,499
	Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	27,903	220,513
	Beijing Originwater Technology Co., Ltd., Class A	52,600	56,373
*	Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A	66,700	59,772
	Beijing Shiji Information Technology Co., Ltd., Class A	11,340	35,522
*	Beijing Shougang Co., Ltd., Class A	60,600	66,427
	Beijing Sinnet Technology Co., Ltd., Class A	35,600	89,262
	Beijing SL Pharmaceutical Co., Ltd., Class A	24,600	35,349
	Beijing SPC Environment Protection Tech Co., Ltd., Class A	52,100	38,870
	Beijing SuperMap Software Co., Ltd., Class A	12,757	53,794
	Beijing Thunisoft Corp., Ltd., Class A	23,000	62,525
	Beijing Tiantan Biological Products Corp., Ltd., Class A	16,920	96,981
*	Beijing Ultrapower Software Co., Ltd., Class A	66,900	47,233
*	Beijing UniStrong Science & Technology Co., Ltd., Class A	8,800	9,344
	Beijing Urban Construction Design & Development Group Co., Ltd., Class H	125,000	30,095
	Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd., Class A	900	22,097
	Beijing Zhong Ke San Huan High-Tech Co., Ltd., Class A	29,600	55,388
*	Berry Genomics Co., Ltd., Class A	8,100	32,772
#	Best Pacific International Holdings, Ltd.	134,000	39,555
*	BEST, Inc.	74,155	74,897
	Bestsun Energy Co., Ltd., Class A	40,000	27,973
	Bestway Global Holding, Inc.	80,000	42,900
	Betta Pharmaceuticals Co., Ltd., Class A	2,700	34,584
	Better Life Commercial Chain Share Co., Ltd., Class A	30,900	32,002
	Biem.L.Fdlkk Garment Co., Ltd., Class A	16,200	59,478
	BII Railway Transportation Technology Holdings Co., Ltd.	272,000	14,002
*	Bilibili, Inc., Class Z	2,980	255,143
	Blue Sail Medical Co., Ltd., Class A	28,200	90,181
*	Bluedon Information Security Technology Co., Ltd., Class A	22,600	16,536
	Bluefocus Intelligent Communications Group Co., Ltd., Class A	85,900	73,201
*	Bohai Leasing Co., Ltd., Class A	197,100	77,268
	Bosideng International Holdings, Ltd.	1,540,000	964,220
*	Boyaa Interactive International, Ltd.	202,000	12,121
	Bright Dairy & Food Co., Ltd., Class A	30,569	61,588
	Bright Real Estate Group Co., Ltd., Class A	53,200	18,305
	Brilliance China Automotive Holdings, Ltd.	1,238,000	872,207
	B-Soft Co., Ltd., Class A	31,200	37,742
*	BTG Hotels Group Co., Ltd., Class A	17,400	50,241
	BYD Co., Ltd., Class H	146,000	4,512,631
	BYD Electronic International Co., Ltd.	306,500	1,557,068
	By-health Co., Ltd., Class A	11,000	46,809
	C C Land Holdings, Ltd.	726,187	174,768
*	C&D International Investment Group, Ltd.	121,000	210,229
*	C&D Property Management Group Co., Ltd.	121,000	71,746
	C&S Paper Co., Ltd., Class A	28,000	85,113
#*	CA Cultural Technology Group, Ltd.	208,000	78,310
	Cabbeen Fashion, Ltd.	119,000	59,920
	Caitong Securities Co., Ltd., Class A	47,300	71,400
	Camel Group Co., Ltd., Class A	34,500	74,899
	Canny Elevator Co., Ltd., Class A	25,500	31,674
#*	CanSino Biologics, Inc., Class H	2,800	118,781
*	Capital Environment Holdings, Ltd.	1,962,000	44,990
	Carrianna Group Holdings Co., Ltd.	248,000	26,797
	CCS Supply Chain Management Co., Ltd., Class A	11,513	9,479

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	CECEP COSTIN New Materials Group, Ltd.	186,000	$2,693
	CECEP Solar Energy Co., Ltd., Class A	81,800	89,008
*	CECEP Techand Ecology & Environment Co., Ltd., Class A	49,200	21,290
	CECEP Wind-Power Corp., Class A	115,300	74,893
*	Central China Management Co., Ltd.	432,194	107,337
#	Central China Real Estate, Ltd.	432,194	96,365
	Central China Securities Co., Ltd., Class H	387,000	70,753
	CETC Digital Technology Co., Ltd., Class A	5,000	18,558
	CGN Nuclear Technology Development Co., Ltd., Class A	15,300	22,193
	CGN Power Co., Ltd., Class H	1,780,000	384,759
	Chacha Food Co., Ltd., Class A	12,500	73,066
	Changchun Faway Automobile Components Co., Ltd., Class A	14,600	20,132
	Changjiang Securities Co., Ltd., Class A	86,600	92,651
	Changzhou Tronly New Electronic Materials Co., Ltd., Class A	7,900	18,135
	Changzhou Xingyu Automotive Lighting Systems Co., Ltd., Class A	3,100	99,103
	Chanjet Information Technology Co., Ltd., Class H	7,000	15,156
	Chaowei Power Holdings, Ltd.	282,000	139,792
	Chaozhou Three-Circle Group Co., Ltd., Class A	17,300	124,821
*	Cheetah Mobile, Inc., ADR	18,932	38,432
	ChemPartner PharmaTech Co., Ltd., Class A	12,100	27,033
	Chengdu Fusen Noble-House Industrial Co., Ltd., Class A	19,540	36,202
	Chengdu Hongqi Chain Co., Ltd., Class A	33,900	23,868
	Chengdu Jiafaantai Education Technology Co., Ltd., Class A	8,100	14,675
	Chengdu Kanghong Pharmaceutical Group Co., Ltd., Class A	17,288	49,886
	Chengdu Xingrong Environment Co., Ltd., Class A	61,400	47,229
	Chengtun Mining Group Co., Ltd., Class A	15,400	22,482
	China Aerospace International Holdings, Ltd.	784,000	64,596
#	China Aircraft Leasing Group Holdings, Ltd.	136,500	98,161
	China Aoyuan Group, Ltd.	642,000	410,574
	China Baoan Group Co., Ltd., Class A	36,200	119,495
	China Bester Group Telecom Co., Ltd., Class A	4,800	10,567
	China BlueChemical, Ltd., Class H	615,143	194,199
	China Building Material Test & Certification Group Co., Ltd., Class A	10,640	28,812
	China CAMC Engineering Co., Ltd., Class A	31,300	30,318
	China Chengtong Development Group, Ltd.	1,142,000	26,331
	China CITIC Bank Corp., Ltd., Class H	1,965,000	879,385
	China Common Rich Renewable Energy Investments, Ltd.	1,016,000	122,569
	China Communications Services Corp., Ltd., Class H	940,800	403,602
	China Conch Venture Holdings, Ltd.	594,500	2,167,462
	China Construction Bank Corp., Class H	28,737,990	20,017,256
	China CSSC Holdings, Ltd., Class A	15,300	35,146
*	China CYTS Tours Holding Co., Ltd., Class A	24,900	35,941
	China Datang Corp. Renewable Power Co., Ltd., Class H	690,000	208,734
	China Development Bank Financial Leasing Co., Ltd., Class H	252,000	34,737
*	China Dili Group	828,585	216,264
	China Dongxiang Group Co., Ltd.	1,381,000	187,024
	China East Education Holdings, Ltd.	9,500	11,110
	China Eastern Airlines Corp., Ltd., ADR	4,656	86,276
*	China Eastern Airlines Corp., Ltd., Class H	514,000	187,706
	China Education Group Holdings, Ltd.	216,000	391,683
*	China Electronics Huada Technology Co., Ltd.	270,000	31,298
#	China Electronics Optics Valley Union Holding Co., Ltd.	572,000	34,522
	China Energy Engineering Corp., Ltd., Class H	676,000	63,438
	China Everbright Bank Co., Ltd., Class H	1,022,000	348,395
#	China Everbright Greentech, Ltd.	302,000	103,813
	China Everbright, Ltd.	458,000	503,395
#	China Evergrande Group	701,000	474,281
	China Express Airlines Co., Ltd., Class A	24,800	39,458
	China Film Co., Ltd., Class A	32,900	58,595

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Foods, Ltd.	436,000	$141,145
*	China Fortune Land Development Co., Ltd., Class A	125,709	84,469
	China Galaxy Securities Co., Ltd., Class H	1,190,000	621,766
	China Gas Holdings, Ltd.	1,144,800	3,524,596
	China Gezhouba Group Co., Ltd., Class A	111,200	143,024
*	China Glass Holdings, Ltd.	200,000	87,341
*	China Grand Automotive Services Group Co., Ltd., Class A	74,000	31,268
	China Great Wall Securities Co., Ltd., Class A	48,400	69,332
	China Greatwall Technology Group Co., Ltd., Class A	33,200	82,113
*	China Greenland Broad Greenstate Group Co., Ltd.	184,000	7,339
	China Hanking Holdings, Ltd.	248,000	44,110
	China Harmony Auto Holding, Ltd.	382,000	178,315
*	China High Precision Automation Group, Ltd.	73,000	2,149
*	China High Speed Railway Technology Co., Ltd., Class A	99,600	31,502
*	China High Speed Transmission Equipment Group Co., Ltd.	174,000	108,127
	China Huarong Asset Management Co., Ltd., Class H	3,896,000	383,526
*	China Huirong Financial Holdings, Ltd.	84,000	12,933
*	China Index Holdings, Ltd., ADR	3,353	5,667
	China International Capital Corp., Ltd., Class H	348,400	802,547
	China International Marine Containers Group Co., Ltd., Class H	235,800	473,619
	China Jinmao Holdings Group, Ltd.	1,773,120	495,174
	China Jushi Co., Ltd., Class A	40,690	94,509
	China Kepei Education Group, Ltd.	278,000	159,461
	China Kings Resources Group Co., Ltd., Class A	7,670	33,763
	China Lesso Group Holdings, Ltd.	563,000	1,175,603
	China Life Insurance Co., Ltd., ADR	32,164	268,248
	China Life Insurance Co., Ltd., Class H	1,046,000	1,743,415
	China Lilang, Ltd.	206,000	128,739
*	China Literature, Ltd.	50,000	464,001
*	China Logistics Property Holdings Co., Ltd.	279,000	118,646
*	China Longevity Group Co., Ltd.	30,000	992
	China Longyuan Power Group Corp., Ltd., Class H	1,066,000	1,996,262
#*	China Lumena New Materials Corp.	23,400	0
*	China Machinery Engineering Corp., Class H	491,000	233,775
#*	China Maple Leaf Educational Systems, Ltd.	648,000	131,923
	China Medical System Holdings, Ltd.	718,000	1,458,117
	China Meheco Co., Ltd., Class A	34,600	58,418
	China Meidong Auto Holdings, Ltd.	210,000	1,133,530
	China Mengniu Dairy Co., Ltd.	737,000	4,001,477
	China Merchants Bank Co., Ltd., Class H	1,152,598	8,768,449
	China Merchants Land, Ltd.	652,000	84,797
	China Merchants Port Holdings Co., Ltd.	583,731	813,358
	China Merchants Securities Co., Ltd., Class H	120,740	164,543
	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	83,800	121,656
	China Metal Recycling Holdings, Ltd.	130,581	0
*	China Metal Resources Utilization, Ltd.	312,000	9,400
	China Minmetals Rare Earth Co., Ltd., Class A	6,600	38,580
#	China Minsheng Banking Corp., Ltd., Class H	1,603,020	652,123
#	China Modern Dairy Holdings, Ltd.	1,200,000	216,654
	China Molybdenum Co., Ltd., Class H	639,000	467,710
	China National Accord Medicines Corp., Ltd., Class A	14,000	75,776
	China National Chemical Engineering Co., Ltd., Class A	15,700	21,288
	China National Medicines Corp., Ltd., Class A	18,300	86,152
	China National Software & Service Co., Ltd., Class A	2,000	18,005
	China New Higher Education Group, Ltd.	373,000	194,554
*	China Nonferrous Metal Industry's Foreign Engineering and Construction Co., Ltd., Class A	55,801	52,249
	China Northern Rare Earth Group High-Tech Co., Ltd., Class A	27,700	206,150
*	China Oceanwide Holdings, Ltd.	728,000	15,294

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	China Oil & Gas Group, Ltd.	2,350,000	$125,461
	China Oilfield Services, Ltd., Class H	776,000	564,072
	China Oriental Group Co., Ltd.	678,000	216,985
	China Overseas Grand Oceans Group, Ltd.	965,250	555,918
	China Overseas Land & Investment, Ltd.	1,510,000	3,164,874
	China Overseas Property Holdings, Ltd.	577,000	540,817
	China Pacific Insurance Group Co., Ltd., Class H	885,600	2,493,869
	China Pioneer Pharma Holdings, Ltd.	119,000	16,394
*	China Properties Group, Ltd.	128,000	5,127
	China Publishing & Media Co., Ltd., Class A	48,000	39,326
	China Railway Group, Ltd., Class H	1,282,000	594,400
	China Railway Hi-tech Industry Co., Ltd., Class A	17,400	20,583
#	China Railway Signal & Communication Corp., Ltd., Class H	663,000	237,155
	China Railway Tielong Container Logistics Co., Ltd., Class A	51,400	36,662
*	China Rare Earth Holdings, Ltd.	717,200	85,981
	China Reinsurance Group Corp., Class H	2,691,000	259,860
	China Renaissance Holdings, Ltd.	59,600	135,045
	China Resources Double Crane Pharmaceutical Co., Ltd., Class A	32,841	56,604
	China Resources Gas Group, Ltd.	178,000	1,097,327
	China Resources Land, Ltd.	1,024,222	3,422,804
	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	22,881	84,582
	China Sanjiang Fine Chemicals Co., Ltd.	397,000	152,028
	China SCE Group Holdings, Ltd.	1,190,600	415,540
	China Science Publishing & Media, Ltd., Class A	13,800	16,869
#*	China Shanshui Cement Group, Ltd.	412,000	123,262
*	China Shengmu Organic Milk, Ltd.	1,109,000	90,004
	China Shineway Pharmaceutical Group, Ltd.	131,000	132,688
	China Shuifa Singyes Energy Holdings, Ltd.	224,000	49,702
*	China Silver Group, Ltd.	428,000	34,594
	China South City Holdings, Ltd.	2,314,000	220,537
	China South Publishing & Media Group Co., Ltd., Class A	53,400	68,723
*	China Southern Airlines Co., Ltd., Sponsored ADR	5,478	145,277
*	China Southern Airlines Co., Ltd., Class H	570,000	299,770
	China Starch Holdings, Ltd.	445,000	10,182
	China State Construction Engineering Corp., Ltd., Class A	509,200	352,187
	China State Construction International Holdings, Ltd.	174,000	108,393
*	China Sunshine Paper Holdings Co., Ltd.	222,000	47,203
	China Suntien Green Energy Corp., Ltd., Class H	647,000	335,394
	China Taiping Insurance Holdings Co., Ltd.	733,012	1,029,702
#	China Tian Lun Gas Holdings, Ltd.	105,500	108,169
#*	China Tianrui Group Cement Co., Ltd.	59,000	44,490
*	China Tianying, Inc., Class A	86,200	55,806
	China Tourism Group Duty Free Corp., Ltd., Class A	20,644	772,120
	China Tower Corp., Ltd., Class H	15,250,000	2,023,044
	China Traditional Chinese Medicine Holdings Co., Ltd.	1,286,000	803,651
	China TransInfo Technology Co., Ltd., Class A	40,300	96,371
*	China Travel International Investment Hong Kong, Ltd.	1,006,000	144,774
	China Vanke Co., Ltd., Class H	637,600	1,660,983
	China Vast Industrial Urban Development Co., Ltd.	216,000	78,887
	China Water Affairs Group, Ltd.	296,000	223,083
	China West Construction Group Co., Ltd., Class A	27,300	33,194
*	China Wood Optimization Holding, Ltd.	164,000	14,245
	China World Trade Center Co., Ltd., Class A	10,900	25,760
	China Xinhua Education Group, Ltd.	149,000	34,888
	China Yangtze Power Co., Ltd., Class A	213,453	628,656
	China Yongda Automobiles Services Holdings, Ltd.	389,500	727,285
	China Yuhua Education Corp., Ltd.	410,000	254,139
*	China ZhengTong Auto Services Holdings, Ltd.	700,000	110,189
	China Zhenhua Group Science & Technology Co., Ltd., Class A	9,100	115,898

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	China Zheshang Bank Co., Ltd., Class H	154,000	$66,945
	China Zhonghua Geotechnical Engineering Group Co., Ltd., Class A	41,500	17,575
*	China Zhongwang Holdings, Ltd.	944,318	189,860
	Chinasoft International, Ltd.	840,000	1,506,136
	Chinese Universe Publishing and Media Group Co., Ltd., Class A	38,900	64,876
	Chongqing Changan Automobile Co., Ltd., Class A	31,640	90,397
	Chongqing Department Store Co., Ltd., Class A	13,700	55,854
	Chongqing Dima Industry Co., Ltd., Class A	110,000	40,914
	Chongqing Fuling Electric Power Industrial Co., Ltd., Class A	25,004	55,617
*	Chongqing Fuling Zhacai Group Co., Ltd., Class A	18,300	86,157
*	Chongqing Iron & Steel Co., Ltd., Class H	210,000	53,983
	Chongqing Machinery & Electric Co., Ltd., Class H	568,000	36,241
	Chongqing Rural Commercial Bank Co., Ltd., Class H	1,151,000	429,592
	Chongqing Zhifei Biological Products Co., Ltd., Class A	18,800	461,661
	Chongqing Zongshen Power Machinery Co., Ltd., Class A	34,500	38,933
	Chow Tai Seng Jewellery Co., Ltd., Class A	16,350	46,518
	Chu Kong Shipping Enterprise Group Co., Ltd.	132,000	16,645
	CIFI Holdings Group Co., Ltd.	1,479,465	892,241
	CIMC Enric Holdings, Ltd.	316,000	305,861
*	Cinda Real Estate Co., Ltd., Class A	63,800	31,542
	Cisen Pharmaceutical Co., Ltd., Class A	14,000	27,852
*	CITIC Guoan Information Industry Co., Ltd., Class A	131,000	43,279
	CITIC Securities Co., Ltd., Class H	349,000	777,215
*	Citychamp Watch & Jewellery Group, Ltd.	560,000	105,261
	CMST Development Co., Ltd., Class A	58,900	47,856
	CNHTC Jinan Truck Co., Ltd., Class A	18,633	66,678
	CNNC Hua Yuan Titanium Dioxide Co., Ltd., Class A	35,600	95,037
	COFCO Biotechnology Co., Ltd., Class A	55,800	74,030
	COFCO Joycome Foods, Ltd.	800,000	232,832
#*	Cogobuy Group	185,000	55,805
	Colour Life Services Group Co., Ltd.	185,088	59,872
#	Comba Telecom Systems Holdings, Ltd.	362,000	84,409
	Concord New Energy Group, Ltd.	3,084,648	226,483
	Consun Pharmaceutical Group, Ltd.	217,000	128,085
	Contemporary Amperex Technology Co., Ltd., Class A	19,150	1,643,452
*	Continental Aerospace Technologies Holding, Ltd.	1,469,171	26,088
*	Coolpad Group, Ltd.	1,230,000	42,753
	COSCO SHIPPING Development Co., Ltd., Class H	1,716,000	320,591
#	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	550,000	207,345
#*	COSCO SHIPPING Holdings Co., Ltd., Class H	1,186,899	1,790,450
	COSCO SHIPPING International Hong Kong Co., Ltd.	250,000	81,777
	COSCO SHIPPING Ports, Ltd.	720,257	514,016
*	Cosmo Lady China Holdings Co., Ltd.	331,000	42,275
	Country Garden Holdings Co., Ltd.	2,885,545	2,820,967
	Country Garden Services Holdings Co., Ltd.	310,287	2,519,496
	CP Pokphand Co., Ltd.	3,074,000	312,550
	CPMC Holdings, Ltd.	259,000	146,829
*	CQ Pharmaceutical Holding Co., Ltd., Class A	26,000	20,039
#*	Crazy Sports Group, Ltd.	812,000	54,238
	CSC Financial Co., Ltd., Class H	214,000	211,311
	CSG Holding Co., Ltd., Class A	76,000	114,462
	CSPC Pharmaceutical Group, Ltd.	3,478,640	4,695,602
	CSSC Science & Technology Co., Ltd., Class A	11,700	19,745
*	CT Environmental Group, Ltd.	882,000	7,241
	CTS International Logistics Corp., Ltd., Class A	40,000	80,184
#*	CWT International, Ltd.	960,000	9,769
*	Cybernaut International Holdings Co., Ltd.	1,200,000	38,564
	D&O Home Collection Co., Ltd., Class A	10,300	21,149
	Daan Gene Co., Ltd., Class A	37,920	128,559

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	DaFa Properties Group, Ltd.	106,000	$83,726
	Dali Foods Group Co., Ltd.	942,000	510,357
	Dalian Bio-Chem Co., Ltd., Class A	3,900	7,683
	Dalian Huarui Heavy Industry Group Co., Ltd., Class A	58,500	32,202
	Daqin Railway Co., Ltd., Class A	256,288	233,477
	Dare Power Dekor Home Co., Ltd., Class A	16,600	30,609
	Dashang Co., Ltd., Class A	20,900	60,804
	DaShenLin Pharmaceutical Group Co., Ltd., Class A	11,376	74,879
	Dawnrays Pharmaceutical Holdings, Ltd.	384,000	87,863
	Dazhong Transportation Group Co., Ltd., Class A	39,100	19,820
	Dazzle Fashion Co., Ltd., Class A	13,000	43,582
	DBG Technology Co., Ltd., Class A	25,700	49,769
	Deppon Logistics Co., Ltd., Class A	21,100	32,077
#	Dexin China Holdings Co., Ltd.	381,000	142,197
	DHC Software Co., Ltd., Class A	58,000	63,995
	Dian Diagnostics Group Co., Ltd., Class A	19,254	105,610
#	Differ Group Holding Co., Ltd.	886,000	280,284
	Digital China Group Co., Ltd., Class A	18,100	52,682
	Digital China Holdings, Ltd.	308,250	176,624
	Digital China Information Service Co., Ltd., Class A	25,100	50,561
	Dong-E-E-Jiao Co., Ltd., Class A	11,500	54,393
#	Dongfang Electric Corp., Ltd., Class H	172,400	145,922
	Dongfang Electronics Co., Ltd., Class A	29,700	21,267
	Dongfeng Motor Group Co., Ltd., Class H	1,048,000	929,671
	Dongjiang Environmental Co., Ltd., Class H	80,800	42,684
	Dongxing Securities Co., Ltd., Class A	49,000	78,277
	Dongyue Group, Ltd.	700,000	1,469,912
*	DouYu International Holdings, Ltd., ADR	26,893	108,379
	Dynagreen Environmental Protection Group Co., Ltd., Class H	171,000	75,532
	East Money Information Co., Ltd., Class A	73,461	354,292
*	Easy Visible Supply Chain Management Co., Ltd., Class A	33,100	12,966
	Ecovacs Robotics Co., Ltd., Class A	1,800	47,764
#	EEKA Fashion Holdings, Ltd.	22,500	30,372
	Electric Connector Technology Co., Ltd., Class A	6,000	32,959
	Elion Energy Co., Ltd., Class A	82,000	45,026
	ENN Energy Holdings, Ltd.	213,600	4,457,467
	ENN Natural Gas Co., Ltd., Class A	48,600	132,173
	Eoptolink Technology, Inc., Ltd., Class A	15,542	110,379
#	Essex Bio-technology, Ltd.	144,000	123,769
*	Estun Automation Co., Ltd., Class A	5,900	35,749
	Eternal Asia Supply Chain Management, Ltd., Class A	62,600	52,810
	Ev Dynamics Holdings, Ltd.	1,800,000	31,270
*	EVA Precision Industrial Holdings, Ltd.	376,000	46,557
	Eve Energy Co., Ltd., Class A	11,215	196,609
*	Everbright Jiabao Co., Ltd., Class A	39,300	16,094
	Everbright Securities Co., Ltd., Class H	67,400	52,007
*	Fang Holdings, Ltd., ADR	1,934	18,763
	Fangda Carbon New Material Co., Ltd., Class A	51,400	70,128
	Fangda Special Steel Technology Co., Ltd., Class A	70,449	83,621
	Fanhua, Inc., Sponsored ADR	16,293	221,422
#	Fantasia Holdings Group Co., Ltd.	814,500	75,521
	FAW Jiefang Group Co., Ltd.	65,500	112,043
	Fiberhome Telecommunication Technologies Co., Ltd., Class A	21,800	67,214
	Fibocom Wireless, Inc., Class A	7,800	68,760
*	FIH Mobile, Ltd.	1,143,000	156,176
	Financial Street Holdings Co., Ltd., Class A	56,800	49,908
	FinVolution Group, ADR	28,965	189,141
*	First Capital Securities Co., Ltd., Class A	71,200	68,839
#	First Tractor Co., Ltd., Class H	84,000	41,904

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Flat Glass Group Co., Ltd., Class H	110,000	$491,916
	Focus Media Information Technology Co., Ltd., Class A	162,300	189,313
	Focused Photonics Hangzhou, Inc., Class A	19,100	33,008
	Foshan Haitian Flavouring & Food Co., Ltd., Class A	42,215	750,727
	Foshan Nationstar Optoelectronics Co., Ltd., Class A	13,700	23,483
*	Founder Holdings, Ltd.	158,000	12,182
*	Founder Securities Co., Ltd., Class A	89,300	121,777
	Fu Shou Yuan International Group, Ltd.	457,000	436,119
	Fuan Pharmaceutical Group Co., Ltd., Class A	24,000	15,676
	Fuguiniao Co., Ltd.	51,000	0
	Fujian Longking Co., Ltd., Class A	30,100	39,420
	Fujian Longma Environmental Sanitation Equipment Co., Ltd., Class A	12,894	27,926
	Fujian Star-net Communication Co., Ltd., Class A	15,900	68,544
	Fujian Sunner Development Co., Ltd., Class A	26,400	76,330
*	Fullshare Holdings, Ltd.	4,617,482	62,249
#	Fusen Pharmaceutical Co., Ltd.	97,000	31,771
*	Futu Holdings, Ltd., ADR	3,350	343,241
	Fuyao Glass Industry Group Co., Ltd., Class H	130,800	832,741
	Ganfeng Lithium Co., Ltd., Class H	2,600	55,961
	Gansu Shangfeng Cement Co., Ltd., Class A	28,000	67,601
	G-bits Network Technology Xiamen Co., Ltd., Class A	2,300	157,336
*	GCL New Energy Holdings, Ltd.	1,132,000	54,145
*	GCL-Poly Energy Holdings, Ltd.	7,288,000	1,392,674
*	GDS Holdings, Ltd., ADR	10,252	604,458
*	GDS Holdings, Ltd., Class A	32,000	237,265
	Geely Automobile Holdings, Ltd.	1,839,000	6,168,719
	GEM Co., Ltd., Class A	43,700	81,139
	Gemdale Corp., Class A	80,400	104,429
	Gemdale Properties & Investment Corp., Ltd.	2,660,000	287,462
	Genertec Universal Medical Group Co., Ltd.	479,000	396,580
*	Genimous Technology Co., Ltd., Class A	39,100	32,519
*	Genscript Biotech Corp.	40,000	175,830
	Getein Biotech, Inc., Class A	10,920	32,218
	GF Securities Co., Ltd., Class H	514,400	730,889
	Giant Network Group Co., Ltd., Class A	24,200	40,842
	Gigadevice Semiconductor Beijing, Inc., Class A	4,060	145,064
*	Global Top E-Commerce Co., Ltd., Class A	49,800	17,334
*	Glorious Property Holdings, Ltd.	1,043,000	27,808
*	Glory Sun Financial Group, Ltd.	1,048,000	31,406
	GoerTek, Inc., Class A	68,300	404,583
	Goldcard Smart Group Co., Ltd.	8,900	16,482
	Golden Eagle Retail Group, Ltd.	207,000	182,318
	Golden Throat Holdings Group Co., Ltd.	20,500	4,834
	GoldenHome Living Co., Ltd., Class A	3,500	18,372
	Goldenmax International Technology, Ltd., Class A	16,000	40,767
	Goldlion Holdings, Ltd.	159,152	36,011
	Goldpac Group, Ltd.	138,000	28,261
#*	GOME Retail Holdings, Ltd.	3,510,940	383,633
*	Gosuncn Technology Group Co., Ltd., Class A	75,900	57,049
*	Gotion High-tech Co., Ltd., Class A	10,000	84,914
*	Grand Baoxin Auto Group, Ltd.	406,323	60,641
	Grandblue Environment Co., Ltd., Class A	14,300	48,145
*	Grandjoy Holdings Group Co., Ltd., Class A	145,800	73,053
	Great Wall Motor Co., Ltd., Class H	695,000	3,357,933
	Greattown Holdings, Ltd., Class A	72,300	38,233
	Greatview Aseptic Packaging Co., Ltd.	371,000	157,596
	Gree Electric Appliances, Inc., Class A	56,300	414,355
*	Gree Real Estate Co., Ltd., Class A	35,600	41,246
	Greenland Holdings Corp., Ltd., Class A	135,240	90,599

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Greenland Hong Kong Holdings, Ltd.	445,000	$108,965
	Greentown China Holdings, Ltd.	389,000	429,651
	Greentown Service Group Co., Ltd.	494,000	537,779
	GRG Banking Equipment Co., Ltd., Class A	38,700	62,641
	Grinm Advanced Materials Co., Ltd., Class A	21,900	56,356
	Guangdong Baolihua New Energy Stock Co., Ltd., Class A	44,079	35,127
*	Guangdong Dongfang Precision Science & Technology Co., Ltd., Class A	65,700	51,039
	Guangdong Ellington Electronics Technology Co., Ltd., Class A	33,300	38,975
	Guangdong Haid Group Co., Ltd., Class A	21,500	209,427
*	Guangdong HEC Technology Holding Co., Ltd., Class A	121,903	99,795
	Guangdong Hongda Blasting Co., Ltd., Class A	13,700	66,501
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	45,300	40,381
	Guangdong Investment, Ltd.	662,000	926,324
	Guangdong Land Holdings, Ltd.	142,000	16,666
*	Guangdong Shenglu Telecommunication Tech Co., Ltd., Class A	18,400	19,136
	Guangdong Shirongzhaoye Co., Ltd., Class A	10,600	9,779
	Guangdong Tapai Group Co., Ltd., Class A	44,300	64,426
	Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class A	20,700	67,011
*	Guangdong Yueyun Transportation Co., Ltd., Class H	71,000	13,432
	Guangdong Zhongsheng Pharmaceutical Co., Ltd., Class A	24,300	33,334
	Guangshen Railway Co., Ltd., Sponsored ADR	3,470	29,773
*	Guangshen Railway Co., Ltd., Class H	416,000	71,837
	Guangxi Liugong Machinery Co., Ltd., Class A	47,500	53,835
	Guangxi Liuzhou Pharmaceutical Co., Ltd., Class A	11,600	35,944
	Guangxi Wuzhou Zhongheng Group Co., Ltd., Class A	92,200	46,458
	Guangzhou Automobile Group Co., Ltd., Class H	660,836	572,797
	Guangzhou Baiyun International Airport Co., Ltd., Class A	38,600	52,435
	Guangzhou Haige Communications Group, Inc. Co., Class A	45,900	70,514
	Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	7,100	145,860
	Guangzhou R&F Properties Co., Ltd., Class H	780,800	685,162
	Guangzhou Restaurant Group Co., Ltd., Class A	11,620	38,935
	Guangzhou Shangpin Home Collection Co., Ltd., Class A	4,700	49,327
	Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	11,300	194,440
	Guangzhou Tinci Materials Technology Co., Ltd., Class A	10,030	157,399
	Guangzhou Wondfo Biotech Co., Ltd., Class A	11,180	93,590
*	Guangzhou Yuexiu Financial Holdings Group Co., Ltd., Class A	29,600	48,401
*	Guizhou Bailing Group Pharmaceutical Co., Ltd., Class A	29,700	31,440
*	Guizhou Broadcasting & TV Information Network Co., Ltd., Class A	22,500	15,845
	Guizhou Gas Group Corp., Ltd., Class A	27,100	37,725
*	Guizhou Xinbang Pharmaceutical Co., Ltd., Class A	43,700	59,853
	Guocheng Mining Co., Ltd., Class A	4,800	7,135
#	Guolian Securities Co., Ltd., Class H	110,500	47,650
	Guomai Technologies, Inc., Class A	62,200	55,941
	Guosen Securities Co., Ltd., Class A	56,412	92,534
*	Guosheng Financial Holding, Inc., Class A	50,330	72,688
	Guotai Junan Securities Co., Ltd., Class H	102,600	129,002
	Guoyuan Securities Co., Ltd., Class A	14,950	16,657
*	Haichang Ocean Park Holdings, Ltd.	643,000	63,988
	Haier Smart Home Co., Ltd., Class A	80,200	310,510
	Haier Smart Home Co., Ltd., Class H	841,599	2,886,410
*	Hailiang Education Group, Inc., ADR	3,382	119,046
	Hailir Pesticides and Chemicals Group Co., Ltd., Class A	9,380	24,228
*	Hainan Meilan International Airport Co., Ltd., Class H	63,000	202,356
	Hainan Ruize New Building Material Co., Ltd., Class A	28,400	16,770
	Hainan Strait Shipping Co., Ltd., Class A	41,250	36,572
	Haisco Pharmaceutical Group Co., Ltd., Class A	11,600	36,188
	Haitian International Holdings, Ltd.	273,000	998,562
	Haitong Securities Co., Ltd., Class H	403,200	332,294
	Hand Enterprise Solutions Co., Ltd., Class A	55,200	57,893

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Hang Zhou Great Star Industrial Co., Ltd., Class A	13,600	$61,487
	Hangcha Group Co., Ltd., Class A	23,300	57,071
	Hangjin Technology Co., Ltd., Class A	13,800	73,531
	Hangxiao Steel Structure Co., Ltd., Class A	62,700	38,100
	Hangzhou Binjiang Real Estate Group Co., Ltd., Class A	119,700	72,434
	Hangzhou Century Co., Ltd., Class A	32,500	36,363
	Hangzhou First Applied Material Co., Ltd., Class A	8,740	181,806
	Hangzhou Oxygen Plant Group Co., Ltd., Class A	29,900	161,189
	Hangzhou Robam Appliances Co., Ltd., Class A	11,800	71,161
	Hangzhou Silan Microelectronics Co., Ltd., Class A	13,800	149,475
	Hangzhou Tigermed Consulting Co., Ltd., Class A	1,733	42,447
	Han's Laser Technology Industry Group Co., Ltd., Class A	24,700	141,277
#*	Harbin Bank Co., Ltd., Class H	480,000	57,388
	Harbin Boshi Automation Co., Ltd., Class A	27,361	52,563
*	Harbin Gloria Pharmaceuticals Co., Ltd., Class A	48,500	18,807
	HBIS Resources Co., Ltd., Class A	15,700	44,701
#*	HC Group, Inc.	262,500	27,151
	Health and Happiness H&H International Holdings, Ltd.	101,000	362,313
	Hebei Chengde Lolo Co., Class A	53,300	80,461
#	Hebei Construction Group Corp., Ltd., Class H	82,500	22,222
	Hefei Meiya Optoelectronic Technology, Inc., Class A	10,100	77,415
	Heilongjiang Agriculture Co., Ltd., Class A	40,400	93,172
	Hello Group, Inc.	73,945	916,179
	Henan Lingrui Pharmaceutical Co., Class A	24,374	37,925
	Henan Pinggao Electric Co., Ltd., Class A	40,800	41,235
	Henan Shuanghui Investment & Development Co., Ltd., Class A	70,459	280,679
	Henan Yuguang Gold & Lead Co., Ltd., Class A	27,300	24,770
	Henan Zhongyuan Expressway Co., Ltd., Class A	59,500	28,406
	Henderson Investment, Ltd.	386,000	20,379
	Hengan International Group Co., Ltd.	296,500	1,758,737
*	Hengdeli Holdings, Ltd.	911,200	36,355
	Hengdian Group DMEGC Magnetics Co., Ltd., Class A	36,100	85,298
	Hengli Petrochemical Co., Ltd.,, Class A	124,500	564,347
	Hengtong Optic-electric Co., Ltd., Class A	36,700	72,537
	Hengyi Petrochemical Co., Ltd., Class A	73,020	137,609
	Hesteel Co., Ltd., Class A	243,800	101,946
	Hexing Electrical Co., Ltd., Class A	20,700	39,965
*	Hi Sun Technology China, Ltd.	1,011,000	169,312
	Hisense Home Appliances Group Co., Ltd., Class H	158,000	184,053
	Hithink RoyalFlush Information Network Co., Ltd., Class A	9,788	140,866
*	Holitech Technology Co., Ltd., Class A	89,400	50,440
	Hongda Xingye Co., Ltd., Class A	84,400	61,360
	Hongfa Technology Co., Ltd., Class A	13,500	137,618
*	Honghua Group, Ltd.	1,396,000	38,579
	Honworld Group, Ltd.	72,000	21,333
	Hope Education Group Co., Ltd.	648,000	121,881
	Hopefluent Group Holdings, Ltd.	96,000	35,795
	Hopson Development Holdings, Ltd.	357,000	1,183,127
*	Hua Hong Semiconductor, Ltd.	128,000	811,144
	Huaan Securities Co., Ltd., Class A	99,580	78,402
	Huadong Medicine Co., Ltd., Class A	28,100	155,151
	Huafa Industrial Co., Ltd. Zhuhai, Class A	69,565	61,825
	Huafon Chemical Co., Ltd., Class A	60,600	115,771
*	Huafon Microfibre Shanghai Technology Co., Ltd.	57,300	45,526
*	Huafu Fashion Co., Ltd., Class A	36,200	28,099
	Huagong Tech Co., Ltd., Class A	9,300	40,456
	Hualan Biological Engineering, Inc., Class A	26,700	152,452
#*	Huanxi Media Group, Ltd.	520,000	120,657
	Huapont Life Sciences Co., Ltd., Class A	58,350	48,841

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Huatai Securities Co., Ltd., Class H	225,200	$298,395
*	Huawen Media Group, Class A	42,300	15,186
	Huaxi Holdings Co., Ltd.	96,000	32,134
	Huaxi Securities Co., Ltd., Class A	43,500	59,422
	Huaxia Bank Co., Ltd., Class A	115,836	98,356
	Huayu Automotive Systems Co., Ltd., Class A	52,100	156,084
#	Huazhong In-Vehicle Holdings Co., Ltd.	242,000	62,562
*	Huazhu Group, Ltd., ADR	33,456	1,504,851
	Hubei Biocause Pharmaceutical Co., Ltd., Class A	147,800	76,298
	Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	26,500	62,125
*	Hubei Kaile Science & Technology Co., Ltd., Class A	34,900	24,797
	Hubei Xingfa Chemicals Group Co., Ltd., Class A	33,700	127,788
*	Huishang Bank Corp., Ltd., Class H	123,900	40,832
	Huizhou Desay Sv Automotive Co., Ltd., Class A	2,000	31,873
	Hunan Aihua Group Co., Ltd., Class A	14,000	75,784
*	Hunan Gold Corp., Ltd., Class A	31,100	41,907
	Hunan New Wellful Co., Ltd., Class A	18,300	17,238
	Hunan Valin Steel Co., Ltd., Class A	182,100	216,637
	Hundsun Technologies, Inc., Class A	18,237	157,715
*	HUYA, Inc., ADR	31,304	400,378
	Hytera Communications Corp., Ltd., Class A	61,000	42,094
*	HyUnion Holding Co., Ltd., Class A	53,800	43,612
*	iDreamSky Technology Holdings, Ltd.	137,200	110,874
	Iflytek Co., Ltd., Class A	14,600	132,790
	IKD Co., Ltd., Class A	18,800	38,899
	IMAX China Holding, Inc.	65,500	90,561
	Industrial & Commercial Bank of China, Ltd., Class H	18,448,017	10,244,054
	Industrial Bank Co., Ltd., Class A	272,645	747,361
	Industrial Securities Co., Ltd., Class A	75,800	104,548
	Infore Environment Technology Group Co., Ltd., Class A	42,600	40,987
*	Inke, Ltd.	171,000	37,510
*	Inner Mongolia BaoTou Steel Union Co., Ltd., Class A	454,700	201,123
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	93,300	483,419
*	Inner Mongolia Yuan Xing Energy Co., Ltd., Class A	108,000	120,453
*	Innovent Biologics, Inc.	92,000	942,012
*	Innuovo Technology Co., Ltd., Class A	26,600	24,703
	Inspur Electronic Information Industry Co., Ltd., Class A	13,900	65,722
*	Inspur International, Ltd.	150,000	50,261
*	Inspur Software Co., Ltd., Class A	6,700	13,454
*	iQIYI, Inc., ADR	14,750	164,610
	IReader Technology Co., Ltd., Class A	6,800	23,590
*	IRICO Group New Energy Co., Ltd., Class H	5,900	25,119
	Jack Sewing Machine Co., Ltd., Class A	3,000	11,789
	Jafron Biomedical Co., Ltd., Class A	9,400	97,868
	Jason Furniture Hangzhou Co., Ltd., Class A	4,600	46,209
*	JC Finance & Tax Interconnect Holdings, Ltd., Class A	33,400	36,609
	JCET Group Co., Ltd., Class A	31,300	190,771
*	JD.com, Inc., ADR	43,571	3,088,312
*	JD.com, Inc., Class A	75,850	2,644,417
	Jiajiayue Group Co., Ltd., Class A	18,500	42,104
	Jiangling Motors Corp., Ltd., Class A	13,900	39,962
	Jiangnan Group, Ltd.	1,488,000	73,743
*	Jiangsu Akcome Science & Technology Co., Ltd., Class A	68,200	23,812
	Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	49,400	45,075
	Jiangsu Eastern Shenghong Co., Ltd., Class A	17,000	71,773
	Jiangsu Expressway Co., Ltd., Class H	356,000	380,364
	Jiangsu Guotai International Group Co., Ltd., Class A	53,700	100,270
	Jiangsu Hengli Hydraulic Co., Ltd., Class A	23,026	350,070
	Jiangsu Hengshun Vinegar Industry Co., Ltd., Class A	14,900	37,266

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Jiangsu Hoperun Software Co., Ltd., Class A	22,500	$134,236
	Jiangsu Jiangyin Rural Commercial Bank Co., Ltd., Class A	80,100	46,544
*	Jiangsu Kanion Pharmaceutical Co., Ltd., Class A	24,600	39,344
*	Jiangsu Leike Defense Technology Co., Ltd., Class A	41,800	41,210
	Jiangsu Provincial Agricultural Reclamation and Development Corp.	48,300	81,077
	Jiangsu Shagang Co., Ltd., Class A	53,400	58,853
	Jiangsu Yangnong Chemical Co., Ltd., Class A	7,093	138,343
	Jiangsu Yoke Technology Co., Ltd., Class A	6,573	108,632
	Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	23,000	121,582
	Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd., Class A	47,000	39,074
	Jiangsu Zhongnan Construction Group Co., Ltd., Class A	67,900	48,037
	Jiangsu Zhongtian Technology Co., Ltd., Class A	71,800	84,586
	Jiangsu Zijin Rural Commercial Bank Co., Ltd., Class A	80,300	39,922
	Jiangxi Bank Co., Ltd., Class H	182,500	77,477
	Jiangxi Copper Co., Ltd., Class H	358,000	751,626
	Jiangxi Huangshanghuang Group Food Co., Ltd., Class A	11,800	25,533
	Jiangxi Wannianqing Cement Co., Ltd., Class A	27,200	43,038
	Jiangxi Zhengbang Technology Co., Ltd., Class A	75,800	111,800
	Jiangzhong Pharmaceutical Co., Ltd., Class A	20,600	37,943
	Jiayou International Logistics Co., Ltd., Class A	7,670	19,199
	Jiayuan International Group, Ltd.	602,319	234,328
	Jilin Aodong Pharmaceutical Group Co., Ltd., Class A	32,900	75,774
*	Jilin Electric Power Co., Ltd., Class A	68,400	59,243
*	Jilin Zixin Pharmaceutical Industrial Co., Ltd., Class A	18,100	7,348
	Jinchuan Group International Resources Co., Ltd.	1,549,000	255,473
	Jinduicheng Molybdenum Co., Ltd., Class A	54,200	59,244
	Jingrui Holdings, Ltd.	221,000	74,809
	Jinke Properties Group Co., Ltd., Class A	83,423	55,673
*	JinkoSolar Holding Co., Ltd., ADR	18,951	1,021,269
	Jinyu Bio-Technology Co., Ltd., Class A	26,100	71,821
	Jinyuan EP Co., Ltd., Class A	36,400	35,839
	Jiuzhitang Co., Ltd., Class A	24,800	34,959
	JL Mag Rare-Earth Co., Ltd., Class A	12,000	75,824
	JNBY Design, Ltd.	87,000	182,359
	Joincare Pharmaceutical Group Industry Co., Ltd., Class A	48,000	87,765
	Joinn Laboratories China Co., Ltd., Class A	3,600	106,155
	Jointo Energy Investment Co., Ltd. Hebei, Class A	44,000	30,176
	Jointown Pharmaceutical Group Co., Ltd., Class A	55,462	121,125
	Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A	13,500	76,630
	Joy City Property, Ltd.	1,704,000	93,405
	Joyoung Co., Ltd., Class A	22,100	86,057
	JOYY, Inc., ADR	21,567	1,152,756
	JSTI Group, Class A	36,800	35,656
	Ju Teng International Holdings, Ltd.	412,000	85,584
	Juewei Food Co., Ltd., Class A	9,000	95,359
	Juneyao Airlines Co., Ltd., Class A	26,800	49,051
*	Jupai Holdings, Ltd.	7,612	10,124
	Jutal Offshore Oil Services, Ltd.	216,000	26,178
*	Kai Yuan Holdings, Ltd.	1,320,000	6,104
	Kaisa Group Holdings, Ltd.	1,728,000	469,384
	Kaisa Prosperity Holdings, Ltd.	21,750	71,477
	Kaishan Group Co., Ltd., Class A	17,000	36,659
*	Kangda International Environmental Co., Ltd.	250,000	21,250
*	Kasen International Holdings, Ltd.	158,000	17,075
	Kingboard Holdings, Ltd.	323,400	1,694,318
	Kingboard Laminates Holdings, Ltd.	542,973	1,089,169
	KingClean Electric Co., Ltd., Class A	5,320	24,581
*	Kingdee International Software Group Co., Ltd.	196,000	612,144
	Kingsoft Corp., Ltd.	190,000	889,054

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Konfoong Materials International Co., Ltd., Class A	5,300	$45,250
*	Kong Sun Holdings, Ltd.	650,000	5,591
	Konka Group Co., Ltd., Class A	48,100	44,426
	KPC Pharmaceuticals, Inc., Class A	26,900	38,558
*	Kuang-Chi Technologies Co., Ltd., Class A	15,000	48,977
	Kunlun Energy Co., Ltd.	1,898,000	1,640,913
	Kunlun Tech Co., Ltd., Class A	27,900	73,357
*	Kunshan Kersen Science & Technology Co., Ltd., Class A	10,500	14,723
*	Kunwu Jiuding Investment Holdings Co., Ltd., Class A	9,100	20,391
	KWG Group Holdings, Ltd.	793,830	871,220
	KWG Living Group Holdings, Ltd.	396,915	379,648
*	Lanzhou Lishang Guochao Industrial Group Co., Ltd., Class A	19,100	18,552
	Lao Feng Xiang Co., Ltd., Class A	9,100	67,204
	Laobaixing Pharmacy Chain JSC, Class A	11,840	80,352
*	Launch Tech Co., Ltd., Class H	53,500	27,973
	LB Group Co., Ltd., Class A	37,100	172,126
	Lee & Man Chemical Co., Ltd.	86,000	66,480
	Lee & Man Paper Manufacturing, Ltd.	734,000	548,082
	Lee's Pharmaceutical Holdings, Ltd.	124,500	63,840
	Legend Holdings Corp., Class H	257,900	367,326
	Lenovo Group, Ltd.	3,504,000	3,267,417
	Lens Technology Co., Ltd., Class A	104,600	412,503
	Leo Group Co., Ltd., Class A	250,000	90,414
*	Leoch International Technology, Ltd.	67,000	9,047
	Lepu Medical Technology Beijing Co., Ltd., Class A	36,707	146,866
*	LexinFintech Holdings, Ltd., ADR	48,034	377,547
	Leyard Optoelectronic Co., Ltd., Class A	58,500	86,361
	Li Ning Co., Ltd.	637,500	6,732,837
	LianChuang Electronic Technology Co., Ltd., Class A	24,500	66,143
*	Lianhua Supermarket Holdings Co., Ltd., Class H	64,000	7,981
	Liaoning Cheng Da Co., Ltd., Class A	26,600	80,607
	Liaoning Port Co., Ltd., Class H	242,000	22,439
	Lier Chemical Co., Ltd., Class A	19,700	95,047
*	Lifestyle China Group, Ltd.	222,000	32,814
*	Lifetech Scientific Corp.	1,134,000	634,724
*	LingNan Eco&Culture-Tourism Co., Ltd., Class A	36,200	15,650
	Lingyi iTech Guangdong Co., Class A	127,100	136,226
*	Link Motion, Inc., Sponsored ADR	24,777	0
	Lionco Pharmaceutical Group Co., Ltd., Class A	8,700	12,925
	Livzon Pharmaceutical Group, Inc., Class H	71,171	268,630
	Lizhong Sitong Light Alloys Group Co., Ltd., Class A	14,900	41,615
#	LK Technology Holdings, Ltd.	145,000	339,946
	Logan Group Co., Ltd.	656,000	699,026
	Loncin Motor Co., Ltd., Class A	64,300	33,134
	Long Yuan Construction Group Co., Ltd., Class A	37,800	24,503
	Longfor Group Holdings, Ltd.	559,500	2,600,670
	LONGi Green Energy Technology Co., Ltd., Class A	85,628	1,144,590
	Longshine Technology Group Co., Ltd., Class A	16,400	46,213
	Lonking Holdings, Ltd.	1,137,000	354,372
	Luoniushan Co., Ltd., Class A	29,300	30,550
#*	Luoyang Glass Co., Ltd., Class H	74,000	121,236
	Luxi Chemical Group Co., Ltd., Class A	48,200	149,966
	Luxshare Precision Industry Co., Ltd., Class A	96,718	555,848
	Luye Pharma Group, Ltd.	865,500	465,488
*	LVGEM China Real Estate Investment Co., Ltd.	398,000	93,659
	Maanshan Iron & Steel Co., Ltd., Class H	382,000	195,541
	Maccura Biotechnology Co., Ltd., Class A	15,700	87,717
*	Macrolink Culturaltainment Development Co., Ltd., Class A	46,900	14,763
	Mango Excellent Media Co., Ltd., Class A	25,400	217,117

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*	Maoyan Entertainment	102,800	$129,882
*	Maoye International Holdings, Ltd.	383,000	15,737
*	Markor International Home Furnishings Co., Ltd., Class A	47,400	27,374
	Mayinglong Pharmaceutical Group Co., Ltd., Class A	10,800	42,284
*	Meitu, Inc.	815,500	164,667
*	Meituan, Class B	272,300	7,534,926
	Microport Scientific Corp.	57,000	431,149
	Midea Group Co., Ltd., Class A	148,000	1,459,908
	Milkyway Chemical Supply Chain Service Co., Ltd., Class A	3,300	45,258
	Min Xin Holdings, Ltd.	66,000	33,647
	Ming Yang Smart Energy Group, Ltd., Class A	40,600	136,001
*	Mingfa Group International Co., Ltd.	374,000	25,322
	Minmetals Land, Ltd.	687,644	69,798
	Minsheng Education Group Co., Ltd.	290,000	42,878
	Minth Group, Ltd.	386,000	1,632,407
*	Misho Ecology & Landscape Co., Ltd., Class A	19,700	9,905
	MLS Co., Ltd., Class A	44,000	110,621
*	MMG, Ltd.	1,398,000	712,899
*	MOBI Development Co., Ltd.	217,000	11,186
*	Mobvista, Inc.	135,000	126,300
	Modern Land China Co., Ltd.	436,000	35,818
*	MOGU, Inc., ADR	12,729	15,275
*	Montnets Cloud Technology Group Co., Ltd., Class A	9,700	34,670
	Muyuan Foods Co., Ltd., Class A	80,794	529,716
*	Myhome Real Estate Development Group Co., Ltd., Class A	111,200	27,912
	MYS Group Co., Ltd., Class A	32,200	16,174
*	Nan Hai Corp., Ltd.	4,000,000	27,370
	NanJi E-Commerce Co., Ltd., Class A	73,286	116,522
	Nanjing Hanrui Cobalt Co., Ltd., Class A	3,700	50,834
	Nanjing Iron & Steel Co., Ltd., Class A	181,400	105,312
	Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd., Class A	24,763	113,400
*	Nanjing Sample Technology Co., Ltd., Class H	67,000	43,032
	Nanjing Securities Co., Ltd., Class A	47,000	75,037
	Nanjing Xinjiekou Department Store Co., Ltd., Class A	44,800	62,518
	NARI Technology Co., Ltd., Class A	73,320	357,103
*	Nature Home Holding Co., Ltd.	168,000	33,940
	NAURA Technology Group Co., Ltd., Class A	3,100	208,376
	NavInfo Co., Ltd., Class A	37,100	73,913
	NetDragon Websoft Holdings, Ltd.	107,000	249,872
	NetEase, Inc., ADR	87,693	8,963,102
	New China Life Insurance Co., Ltd., Class H	333,400	912,249
*	New Hope Liuhe Co., Ltd., Class A	74,800	132,373
*	New Oriental Education & Technology Group, Inc., Sponsored ADR	224,450	487,056
*	New World Department Store China, Ltd.	209,000	34,710
	Newland Digital Technology Co., Ltd., Class A	29,200	69,861
	Nexteer Automotive Group, Ltd.	439,000	548,664
	Nine Dragons Paper Holdings, Ltd.	906,000	1,143,180
	Ninestar Corp., Class A	27,591	153,717
	Ningbo Huaxiang Electronic Co., Ltd., Class A	18,700	56,088
	Ningbo Joyson Electronic Corp., Class A	22,700	89,239
	Ningbo Orient Wires & Cables Co., Ltd., Class A	21,600	82,708
	Ningbo Tuopu Group Co., Ltd., Class A	8,500	44,637
	Ningbo Yunsheng Co., Ltd., Class A	21,900	35,151
	Ningbo Zhoushan Port Co., Ltd., Class A	65,900	37,784
*	NIO, Inc., ADR	77,772	3,474,853
*	Niu Technologies, Sponsored ADR	16,267	416,435
*	Noah Holdings, Ltd., Sponsored ADR	5,159	199,137
	Norinco International Cooperation, Ltd., Class A	18,600	20,858
	North Huajin Chemical Industries Co., Ltd., Class A	41,500	40,810

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Northeast Securities Co., Ltd., Class A	64,000	$77,322
	NSFOCUS Technologies Group Co., Ltd., Class A	15,100	52,745
#*	NVC International Holdings, Ltd.	1,151,000	28,418
*	Oceanwide Holdings Co., Ltd., Class A	89,055	27,493
*	Offcn Education Technology Co., Ltd., Class A	20,500	41,485
	Offshore Oil Engineering Co., Ltd., Class A	72,200	46,057
	OFILM Group Co., Ltd., Class A	76,500	87,426
	Oppein Home Group, Inc., Class A	5,363	119,670
	Opple Lighting Co., Ltd., Class A	9,601	36,867
	ORG Technology Co., Ltd., Class A	74,500	59,752
*	Orient Group, Inc., Class A	105,200	47,180
	Orient Securities Co., Ltd., Class H	178,800	154,944
	Oriental Pearl Group Co., Ltd., Class A	55,600	67,370
*	Ourpalm Co., Ltd., Class A	65,800	38,903
	Ovctek China, Inc., Class A	7,945	112,604
*	Overseas Chinese Town Asia Holdings, Ltd.	108,000	20,285
#	Pacific Online, Ltd.	173,000	38,252
*	Pacific Securities Co., Ltd. (The), Class A	125,700	60,692
*	Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	216,000	95,771
	PCI Technology Group Co., Ltd., Class A	48,300	56,208
*	Pengdu Agriculture & Animal Husbandry Co., Ltd., Class A	50,900	17,829
	People's Insurance Co. Group of China, Ltd. (The), Class H	1,270,000	394,118
	Perfect World Co., Ltd., Class A	21,900	54,161
	PharmaBlock Sciences Nanjing, Inc., Class A	3,900	89,496
	PhiChem Corp., Class A	14,400	49,069
#*	Phoenix Media Investment Holdings, Ltd.	466,000	32,452
	Phoenix New Media, Ltd., ADR	12,224	16,625
	PICC Property & Casualty Co., Ltd., Class H	2,769,582	2,237,312
*	Pinduoduo, Inc., ADR	17,780	1,628,826
	Ping An Bank Co., Ltd., Class A	254,900	698,862
#*	Ping An Healthcare and Technology Co., Ltd.	70,000	654,956
	Ping An Insurance Group Co. of China, Ltd., Class H	1,992,500	17,436,049
*	Polaris Bay Group Co., Ltd., Class A	47,200	68,545
*	Poly Culture Group Corp., Ltd., Class H	41,600	21,769
*	Poly Developments and Holdings Group Co., Ltd., Class A	114,800	178,263
	Poly Property Group Co., Ltd.	1,180,111	287,374
	Poly Property Services Co., Ltd., Class H	27,600	155,994
	Postal Savings Bank of China Co., Ltd., Class H	2,255,000	1,456,582
*	Pou Sheng International Holdings, Ltd.	1,069,687	213,318
	Power Construction Corp. of China, Ltd., Class A	117,900	89,069
	Powerlong Real Estate Holdings, Ltd.	777,000	525,696
	Prinx Chengshan Holding, Ltd.	50,000	53,204
	Proya Cosmetics Co., Ltd., Class A	2,200	55,013
#	PW Medtech Group, Ltd.	223,000	36,732
	Q Technology Group Co., Ltd.	188,000	321,892
	Qianhe Condiment and Food Co., Ltd., Class A	17,040	63,389
	Qingdao East Steel Tower Stock Co., Ltd., Class A	37,100	48,754
	Qingdao Eastsoft Communication Technology Co., Ltd., Class A	29,200	81,458
	Qingdao Gon Technology Co., Ltd., Class A	8,500	30,559
	Qingdao Hanhe Cable Co., Ltd., Class A	109,300	61,725
	Qingdao Port International Co., Ltd., Class H	98,000	50,475
	Qingdao TGOOD Electric Co., Ltd., Class A	13,600	63,283
	Qingdao Topscomm Communication, Inc., Class A	24,800	30,193
	Qingling Motors Co., Ltd., Class H	316,000	67,099
#	Qinhuangdao Port Co., Ltd., Class H	372,500	58,452
*	Qudian, Inc., Sponsored ADR	34,095	61,712
	Qunxing Paper Holdings Co., Ltd.	124,416	0
	Rainbow Digital Commercial Co., Ltd., Class A	29,600	26,985
	Raisecom Technology Co., Ltd., Class A	6,400	7,106

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Rastar Group, Class A	34,300	$16,497
	Realcan Pharmaceutical Group Co., Ltd., Class A	53,400	31,881
	Red Avenue New Materials Group Co., Ltd., Class A	3,900	45,482
*	Red Star Macalline Group Corp., Ltd., Class H	228,207	134,218
	Redco Properties Group, Ltd.	498,000	142,337
#	Redsun Properties Group, Ltd.	462,000	136,202
	Renhe Pharmacy Co., Ltd., Class A	57,900	88,535
	Rianlon Corp., Class A	3,800	21,217
	Richinfo Technology Co., Ltd., Class A	3,300	9,223
*	RISE Education Cayman, Ltd., ADR	6,801	8,229
	RiseSun Real Estate Development Co., Ltd., Class A	128,200	90,456
	Road King Infrastructure, Ltd.	91,000	106,057
	Rongan Property Co., Ltd., Class A	52,800	19,507
	Rongsheng Petro Chemical Co., Ltd., Class A	169,720	490,635
#	Ronshine China Holdings, Ltd.	341,500	177,350
	Runjian Co., Ltd., Class A	6,400	27,966
*	RYB Education, Inc., ADR	3,600	12,024
	SAIC Motor Corp, Ltd., Class A	73,900	210,427
	Sailun Group Co., Ltd., Class A	71,600	101,552
	Sanan Optoelectronics Co., Ltd., Class A	31,700	209,649
*	SanFeng Intelligent Equipment Group Co., Ltd., Class A	68,100	40,865
	Sangfor Technologies, Inc., Class A	1,900	71,453
	Sansteel Minguang Co., Ltd. Fujian, Class A	89,200	122,786
	Sany Heavy Equipment International Holdings Co., Ltd.	460,000	504,933
	Sany Heavy Industry Co., Ltd., Class A	167,200	645,250
*	Saurer Intelligent Technology Co., Ltd., Class A	62,300	23,938
	Sealand Securities Co., Ltd., Class A	103,000	62,483
	Seazen Group, Ltd.	1,036,000	771,173
	Seazen Holdings Co., Ltd. , Class A	51,700	254,108
	S-Enjoy Service Group Co., Ltd.	94,000	214,707
	SF Holding Co., Ltd., Class A	79,700	731,693
	SG Micro Corp., Class A	2,100	121,525
	SGIS Songshan Co., Ltd., Class A	82,700	61,338
	Shandong Buchang Pharmaceuticals Co., Ltd., Class A	36,218	113,083
#	Shandong Chenming Paper Holdings, Ltd., Class H	158,249	85,527
#	Shandong Gold Mining Co., Ltd., Class H	236,750	418,387
	Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	24,600	104,815
	Shandong Hi-speed Co., Ltd., Class A	35,300	33,705
	Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	53,430	256,824
	Shandong Humon Smelting Co., Ltd., Class A	52,900	96,712
	Shandong Jincheng Pharmaceutical Group Co., Ltd., Class A	18,500	91,479
	Shandong Linglong Tyre Co., Ltd., Class A	36,100	209,600
	Shandong Longda Meat Foodstuff Co., Ltd., Class A	36,200	50,572
	Shandong Minhe Animal Husbandry Co., Ltd., Class A	13,100	27,086
*	Shandong Molong Petroleum Machinery Co., Ltd., Class H	70,400	42,068
	Shandong Nanshan Aluminum Co., Ltd., Class A	149,900	119,086
	Shandong New Beiyang Information Technology Co., Ltd., Class A	15,500	20,572
	Shandong Publishing & Media Co., Ltd., Class A	47,900	38,970
	Shandong Sinocera Functional Material Co., Ltd., Class A	9,000	65,413
	Shandong Sun Paper Industry JSC, Ltd., Class A	72,061	129,449
	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,004,000	1,801,396
	Shandong Xinhua Pharmaceutical Co., Ltd., Class H	67,600	33,248
	Shandong Yisheng Livestock & Poultry Breeding Co., Ltd., Class A	35,300	54,246
*	Shanghai 2345 Network Holding Group Co., Ltd., Class A	164,000	48,306
	Shanghai AJ Group Co., Ltd., Class A	54,031	54,106
	Shanghai Baosight Software Co., Ltd., Class A	14,560	150,804
	Shanghai Belling Co., Ltd., Class A	9,200	50,078
	Shanghai Construction Group Co., Ltd., Class A	31,400	12,988
	Shanghai Daimay Automotive Interior Co., Ltd., Class A	21,625	52,348

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Dazhong Public Utilities Group Co., Ltd., Class H	98,000	$21,874
	Shanghai Environment Group Co., Ltd., Class A	28,258	48,930
	Shanghai Fengyuzhu Culture and Technology Co., Ltd., Class A	8,410	20,307
*	Shanghai Fudan Microelectronics Group Co., Ltd., Class H	70,000	282,038
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd., Class H	112,000	63,234
	Shanghai Ganglian E-Commerce Holdings Co., Ltd., Class A	4,900	41,749
	Shanghai Haohai Biological Technology Co., Ltd., Class H	8,100	84,915
	Shanghai Industrial Development Co., Ltd., Class A	57,300	36,066
	Shanghai Industrial Holdings, Ltd.	262,000	400,038
	Shanghai Industrial Urban Development Group, Ltd.	918,400	78,174
	Shanghai International Airport Co., Ltd., Class A	7,800	46,663
	Shanghai International Port Group Co., Ltd., Class A	90,300	69,032
	Shanghai Jahwa United Co., Ltd., Class A	6,600	49,745
	Shanghai Jin Jiang Capital Co., Ltd., Class H	668,000	138,275
	Shanghai Jinjiang International Hotels Co., Ltd., Class A	3,000	18,848
	Shanghai Jinqiao Export Processing Zone Development Co., Ltd., Class A	16,400	29,506
*	Shanghai Junshi Biosciences Co., Ltd., Class H	8,400	56,652
	Shanghai Kinetic Medical Co., Ltd., Class A	14,700	23,077
	Shanghai Lingang Holdings Corp., Ltd., Class A	17,400	40,661
	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class A	38,500	69,231
	Shanghai M&G Stationery, Inc., Class A	16,500	180,797
	Shanghai Maling Aquarius Co., Ltd., Class A	27,900	32,040
	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	23,800	53,408
	Shanghai Moons' Electric Co., Ltd., Class A	4,500	11,763
	Shanghai Pudong Construction Co., Ltd., Class A	21,300	20,002
	Shanghai Pudong Development Bank Co., Ltd., Class A	269,500	377,398
	Shanghai Putailai New Energy Technology Co., Ltd., Class A	8,680	172,441
	Shanghai RAAS Blood Products Co., Ltd., Class A	60,900	69,332
	Shanghai Rongtai Health Technology Corp., Ltd., Class A	4,300	21,554
	Shanghai Shimao Co., Ltd., Class A	110,100	56,735
	Shanghai Shyndec Pharmaceutical Co., Ltd., Class A	31,700	45,605
	Shanghai Tongji Science & Technology Industrial Co., Ltd., Class A	17,036	20,709
	Shanghai Tunnel Engineering Co., Ltd., Class A	90,800	68,681
	Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	24,300	51,203
	Shanghai Wanye Enterprises Co., Ltd., Class A	28,900	115,217
	Shanghai Weaver Network Co., Ltd., Class A	4,320	47,408
*	Shanghai Zendai Property, Ltd.	3,790,000	24,283
	Shanghai Zhangjiang High-Tech Park Development Co., Ltd., Class A	19,200	50,787
	Shanghai Zijiang Enterprise Group Co., Ltd., Class A	63,400	71,853
	Shanxi Coking Co., Ltd., Class A	70,980	54,087
	Shanxi Securities Co., Ltd., Class A	59,800	58,373
	Shanxi Taigang Stainless Steel Co., Ltd., Class A	137,600	217,801
	Shanying International Holding Co., Ltd., Class A	134,600	67,173
*	Shengda Resources Co., Ltd., Class A	18,300	37,951
	Shenghe Resources Holding Co., Ltd., Class A	26,900	103,101
*	Shengjing Bank Co., Ltd., Class H	128,000	113,711
	Shenguan Holdings Group, Ltd.	550,000	29,676
	Shengyi Technology Co., Ltd., Class A	31,500	134,425
	Shennan Circuits Co., Ltd., Class A	7,216	136,137
	Shenwan Hongyuan Group Co., Ltd., Class H	284,000	71,690
	Shenzhen Agricultural Products Group Co., Ltd., Class A	40,000	34,437
*	Shenzhen Airport Co., Ltd., Class A	60,600	65,415
	Shenzhen Aisidi Co., Ltd., Class A	35,000	51,381
	Shenzhen Anche Technologies Co., Ltd., Class A	2,700	10,176
	Shenzhen Bauing Construction Holding Group Co., Ltd., Class A	33,200	15,386
	Shenzhen Capchem Technology Co., Ltd., Class A	5,600	99,163
	Shenzhen Center Power Tech Co., Ltd., Class A	12,100	35,542
	Shenzhen Comix Group Co., Ltd., Class A	27,700	34,467
	Shenzhen Das Intellitech Co., Ltd., Class A	117,500	67,821

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Desay Battery Technology Co., Class A	9,425	$60,591
	Shenzhen Ellassay Fashion Co., Ltd., Class A	10,900	24,497
	Shenzhen Everwin Precision Technology Co., Ltd., Class A	35,080	96,718
	Shenzhen Expressway Co., Ltd., Class H	216,000	204,101
	Shenzhen Fastprint Circuit Tech Co., Ltd., Class A	31,900	72,585
	Shenzhen FRD Science & Technology Co., Ltd.	9,400	31,540
	Shenzhen Gas Corp., Ltd., Class A	37,200	41,643
	Shenzhen Gongjin Electronics Co., Ltd., Class A	23,900	36,155
	Shenzhen Goodix Technology Co., Ltd., Class A	7,900	146,291
*	Shenzhen Grandland Group Co., Ltd., Class A	44,100	16,880
	Shenzhen H&T Intelligent Control Co., Ltd., Class A	21,000	85,767
	Shenzhen Hepalink Pharmaceutical Group Co., Ltd., Class A	29,000	67,905
	Shenzhen Heungkong Holding Co., Ltd., Class A	109,100	29,962
*	Shenzhen Hifuture Information Technology Co., Ltd., Class A	12,000	7,485
	Shenzhen Inovance Technology Co., Ltd., Class A	18,150	219,553
	Shenzhen International Holdings, Ltd.	588,930	776,285
	Shenzhen Investment Holdings Co., Ltd.	96,500	36,278
	Shenzhen Investment, Ltd.	1,546,668	434,653
	Shenzhen Kaifa Technology Co., Ltd., Class A	26,700	76,409
	Shenzhen Kangtai Biological Products Co., Ltd., Class A	3,600	71,006
	Shenzhen Kinwong Electronic Co., Ltd., Class A	19,300	88,542
	Shenzhen Megmeet Electrical Co., Ltd., Class A	12,900	62,071
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	12,200	740,169
*	Shenzhen MTC Co., Ltd., Class A	116,418	112,808
*	Shenzhen Neptunus Bioengineering Co., Ltd., Class A	105,500	52,006
	Shenzhen Overseas Chinese Town Co., Ltd., Class A	136,700	136,709
*	Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	5,800	24,437
	Shenzhen SC New Energy Technology Corp., Class A	4,400	111,281
*	Shenzhen SDG Information Co., Ltd., Class A	54,800	62,722
	Shenzhen Sinovatio Technology Co., Ltd., Class A	4,300	23,507
	Shenzhen Sunline Tech Co., Ltd., Class A	19,500	44,618
	Shenzhen Sunlord Electronics Co., Ltd., Class A	12,900	81,004
	Shenzhen Suntak Circuit Technology Co., Ltd., Class A	31,200	72,711
	Shenzhen Sunway Communication Co., Ltd., Class A	22,800	91,589
	Shenzhen Tagen Group Co., Ltd., Class A	63,800	48,857
	Shenzhen Woer Heat-Shrinkable Material Co., Ltd., Class A	48,800	54,902
	Shenzhen World Union Group, Inc., Class A	48,200	55,642
	Shenzhen Yinghe Technology Co., Ltd., Class A	16,100	67,297
	Shenzhen Ysstech Info-tech Co., Ltd., Class A	17,600	28,665
	Shenzhen YUTO Packaging Technology Co., Ltd., Class A	20,247	84,736
	Shenzhen Zhenye Group Co., Ltd., Class A	55,400	37,950
	Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	105,300	85,395
	Shenzhou International Group Holdings, Ltd.	199,000	4,416,462
*	Shijiazhuang Changshan BeiMing Technology Co., Ltd., Class A	47,600	62,018
	Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	37,380	108,978
	Shimao Group Holdings, Ltd.	530,356	1,046,866
	Shinva Medical Instrument Co., Ltd., Class A	8,300	26,049
*	Shouhang High-Tech Energy Co., Ltd., Class A	73,300	23,968
*	Shui On Land, Ltd.	1,718,021	274,436
*	Siasun Robot & Automation Co., Ltd., Class A	29,733	51,366
	Sichuan Expressway Co., Ltd., Class H	284,000	63,283
*	Sichuan Haite High-tech Co., Ltd., Class A	11,100	26,849
*	Sichuan Hebang Biotechnology Co., Ltd., Class A	230,700	85,800
	Sichuan Jiuyuan Yinhai Software Co., Ltd., Class A	4,000	10,725
	Sichuan Kelun Pharmaceutical Co., Ltd., Class A	35,600	101,280
	Sichuan Languang Development Co., Ltd., Class A	77,600	28,644
	Sichuan Shuangma Cement Co., Ltd., Class A	21,200	60,146
	Sichuan Tianyi Comheart Telecom Co., Ltd., Class A	6,500	20,870
	Sichuan Yahua Industrial Group Co., Ltd., Class A	10,600	53,811

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sieyuan Electric Co., Ltd., Class A	20,300	$89,862
#	Sihuan Pharmaceutical Holdings Group, Ltd.	1,566,000	533,069
*	SIM Technology Group, Ltd.	348,000	18,405
	Sino Biopharmaceutical, Ltd.	3,401,000	2,889,137
*	Sino Oil And Gas Holdings, Ltd.	370,000	12,437
	Sino Wealth Electronic, Ltd., Class A	9,240	99,795
	Sinocare, Inc., Class A	8,200	38,310
	Sinochem International Corp., Class A	81,480	97,617
	Sinofert Holdings, Ltd.	1,006,000	174,787
	Sinolink Securities Co., Ltd., Class A	43,900	73,010
*	Sinolink Worldwide Holdings, Ltd.	1,274,400	46,784
	Sinoma International Engineering Co., Class A	47,900	78,890
	Sinoma Science & Technology Co., Ltd., Class A	33,514	133,261
	Sinomach Automobile Co., Ltd., Class A	22,300	17,200
	Sino-Ocean Group Holding, Ltd.	1,207,003	251,972
	Sinopec Kantons Holdings, Ltd.	518,000	184,712
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,350,000	281,254
	Sinopharm Group Co., Ltd., Class H	604,400	1,584,866
	Sino-Platinum Metals Co., Ltd., Class A	13,260	56,954
	Sinosoft Technology Group, Ltd.	238,800	36,352
	Sinotrans, Ltd., Class H	833,000	308,157
	Sinotruk Hong Kong, Ltd.	320,000	548,554
	Skshu Paint Co., Ltd., Class A	2,324	55,155
	Skyfame Realty Holdings, Ltd.	1,318,000	155,917
	Skyworth Digital Co., Ltd., Class A	35,300	45,111
*	Skyworth Group, Ltd.	627,476	172,386
*	SOHO China, Ltd.	1,086,412	402,928
*	Sohu.com, Ltd., ADR	4,233	84,110
*	Solargiga Energy Holdings, Ltd.	551,000	31,972
	Songcheng Performance Development Co., Ltd., Class A	21,500	42,257
	SooChow Securities Co., Ltd., Class A	65,700	79,893
*	Sou Yu Te Group Co., Ltd., Class A	136,300	33,976
*	Sparkle Roll Group, Ltd.	456,000	11,502
*	Spring Airlines Co., Ltd., Class A	9,700	71,332
*	SPT Energy Group, Inc.	484,000	15,477
	SSY Group, Ltd.	825,719	530,150
*	Starrise Media Holdings, Ltd.	70,000	1,225
	Suchuang Gas Corp., Ltd.	24,000	6,072
#	Sun King Technology Group, Ltd.	398,000	201,177
#*	Sunac China Holdings, Ltd.	1,034,000	2,682,973
*	Sunac Services Holdings, Ltd.	31,757	86,146
	Sunflower Pharmaceutical Group Co., Ltd., Class A	18,983	44,723
	Sunfly Intelligent Technology Co., Ltd., Class A	14,200	25,535
	Sungrow Power Supply Co., Ltd., Class A	11,600	302,854
*	Suning Universal Co., Ltd., Class A	121,700	108,960
*	Suning.com Co., Ltd., Class A	114,700	104,941
	Sunny Optical Technology Group Co., Ltd.	129,400	3,928,781
	Sunresin New Materials Co., Ltd., Class A	10,147	140,394
#	Sunshine 100 China Holdings, Ltd.	120,000	17,754
	Sunward Intelligent Equipment Co., Ltd., Class A	33,300	44,735
*	Sunwave Communications Co., Ltd., Class A	15,500	12,672
	Sunwoda Electronic Co., Ltd., Class A	32,500	170,510
	Suofeiya Home Collection Co., Ltd., Class A	4,500	13,318
	Suzhou Anjie Technology Co., Ltd., Class A	22,800	43,755
	Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	38,500	126,213
	Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	71,250	75,509
	Suzhou Secote Precision Electronic Co., Ltd., Class A	3,200	18,239
	Suzhou TFC Optical Communication Co., Ltd., Class A	7,740	40,860
	Symphony Holdings, Ltd.	690,000	79,137

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Taiji Computer Corp., Ltd., Class A	13,579	$48,895
	TangShan Port Group Co., Ltd., Class A	193,130	72,758
	Tangshan Sanyou Chemical Industries Co., Ltd., Class A	60,200	115,063
*	Taung Gold International, Ltd.	4,350,000	14,523
	TCL Electronics Holdings, Ltd.	374,666	190,944
	TCL Technology Group Corp., Class A	121,500	139,362
	Tech-Bank Food Co., Ltd., Class A	49,700	43,298
	Ten Pao Group Holdings, Ltd.	172,000	50,683
	Tencent Holdings, Ltd.	1,038,200	62,611,919
*	Tencent Music Entertainment Group, ADR	67,622	714,765
#	Tenfu Cayman Holdings Co., Ltd.	66,000	44,994
	Thunder Software Technology Co., Ltd., Class A	3,200	72,534
	Tian An China Investment Co., Ltd.	209,000	122,040
*	Tian Ge Interactive Holdings, Ltd.	204,000	32,173
*	Tian Shan Development Holding, Ltd.	114,000	27,878
#	Tiangong International Co., Ltd.	464,000	233,990
	Tianjin 712 Communication & Broadcasting Co., Ltd., Class A	11,300	70,619
	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	176,000	72,395
	Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	96,300	65,008
	Tianjin Development Holdings, Ltd.	186,000	37,501
	Tianjin Guangyu Development Co., Ltd., Class A	56,000	37,928
	Tianjin Port Development Holdings, Ltd.	922,000	68,807
	Tianjin Zhonghuan Semiconductor Co., Ltd., Class A	34,400	267,368
	Tianli Education International Holdings, Ltd.	489,000	135,053
	Tianma Microelectronics Co., Ltd., Class A	32,700	71,038
#	Tianneng Power International, Ltd.	396,000	759,830
	Tianshui Huatian Technology Co., Ltd., Class A	61,300	135,267
*	Tianyun International Holdings, Ltd.	132,000	26,344
	Tibet Summit Resources Co., Ltd., Class A	31,200	124,569
	Tibet Tianlu Co., Ltd., Class A	26,700	26,249
	Times China Holdings, Ltd.	105,000	99,300
	Tingyi Cayman Islands Holding Corp.	910,000	1,640,656
	Titan Wind Energy Suzhou Co., Ltd., Class A	69,200	118,128
	Toly Bread Co., Ltd., Class A	19,382	83,243
	Tomson Group, Ltd.	236,385	56,782
	Tong Ren Tang Technologies Co., Ltd., Class H	257,000	189,492
*	Tongcheng-Elong Holdings, Ltd.	350,000	787,667
#*	Tongda Group Holdings, Ltd.	1,450,000	55,189
*	Tongding Interconnection Information Co., Ltd., Class A	53,200	33,974
	TongFu Microelectronics Co., Ltd., Class A	32,500	117,368
	Tonghua Dongbao Pharmaceutical Co., Ltd., Class A	55,600	95,290
	Tongkun Group Co., Ltd., Class A	25,800	103,788
	Tongling Jingda Special Magnet Wire Co., Ltd., Class A	38,200	55,466
	Tongling Nonferrous Metals Group Co., Ltd., Class A	217,505	123,943
	Tongwei Co., Ltd., Class A	45,800	307,526
	Tongyu Communication, Inc., Class A	9,300	26,102
#	Top Spring International Holdings, Ltd.	95,000	15,763
*	Topchoice Medical Corp., Class A	3,500	171,635
	Topsec Technologies Group, Inc., Class A	17,800	50,407
	Towngas China Co., Ltd.	339,359	222,967
	Transfar Zhilian Co., Ltd., Class A	97,900	107,729
	TravelSky Technology, Ltd., Class H	369,500	627,699
*	Trigiant Group, Ltd.	420,000	35,133
*	Trip.com Group, Ltd., ADR	98,998	2,567,018
	Tsaker Chemical Group, Ltd.	61,500	11,878
*	Tunghsu Optoelectronic Technology Co., Ltd., Class A	141,100	45,084
*	Tuniu Corp., Sponsored ADR	18,924	38,226
*	Tus Environmental Science And Technology Development Co., Ltd., Class A	42,200	29,587

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	UE Furniture Co., Ltd., Class A	7,900	$11,938
	Unigroup Guoxin Microelectronics Co., Ltd., Class A	7,800	231,280
	Unilumin Group Co., Ltd., Class A	13,700	20,173
	Uni-President China Holdings, Ltd.	674,966	678,651
	Unisplendour Corp., Ltd., Class A	41,740	170,650
	United Energy Group, Ltd.	3,476,000	473,929
	Universal Scientific Industrial Shanghai Co., Ltd., Class A	21,400	45,568
	Valiant Co., Ltd., Class A	24,900	70,004
	Vatti Corp., Ltd., Class A	51,700	55,505
	Victory Giant Technology Huizhou Co., Ltd., Class A	20,200	78,342
	Vinda International Holdings, Ltd.	157,000	443,467
*	Viomi Technology Co., Ltd., ADR	10,053	56,096
*	Vipshop Holdings, Ltd., ADR	130,112	2,163,763
	Visual China Group Co., Ltd., Class A	10,200	17,607
	Walvax Biotechnology Co., Ltd., Class A	12,600	168,138
*	Wanda Film Holding Co., Ltd., Class A	16,250	32,632
	Wangfujing Group Co., Ltd., Class A	19,100	76,486
	Wangneng Environment Co., Ltd., Class A	10,308	25,844
	Wangsu Science & Technology Co., Ltd., Class A	85,900	82,615
	Wanguo International Mining Group, Ltd.	78,000	20,398
	Wanhua Chemical Group Co., Ltd., Class A	50,180	887,455
	Want Want China Holdings, Ltd.	1,966,000	1,327,062
	Wanxiang Qianchao Co., Ltd., Class A	99,520	84,533
	Wasion Holdings, Ltd.	236,000	74,736
	Wasu Media Holding Co., Ltd., Class A	50,700	55,536
*	Weibo Corp., Sponsored ADR	21,750	1,226,700
	Weichai Power Co., Ltd., Class H	686,120	1,503,826
	Weifu High-Technology Group Co., Ltd., Class A	17,900	56,098
	Weihai Guangwei Composites Co., Ltd., Class A	8,600	91,118
	Weiqiao Textile Co., Class H	205,500	64,812
	Wellhope Foods Co., Ltd., Class A	33,300	48,639
	Wens Foodstuffs Group Co., Ltd., Class A	164,600	321,042
	Western Region Gold Co., Ltd., Class A	11,400	20,228
	Western Securities Co., Ltd., Class A	46,104	52,636
	Wharf Holdings, Ltd. (The)	578,000	1,961,241
	Will Semiconductor Co., Ltd., Class A	10,600	497,831
	Wingtech Technology Co., Ltd., Class A	13,300	225,810
	Winning Health Technology Group Co., Ltd., Class A	18,300	40,879
	Wisdom Education International Holdings Co., Ltd.	294,000	63,678
*	Wison Engineering Services Co., Ltd.	106,000	5,120
	Wolong Electric Group Co., Ltd., Class A	38,600	76,932
*	Wuhan DDMC Culture & Sports Co., Ltd., Class A	18,500	16,902
	Wuhan Department Store Group Co., Ltd., Class A	20,700	33,758
	Wuhan Guide Infrared Co., Ltd., Class A	25,340	107,754
	Wuhan Jingce Electronic Group Co., Ltd., Class A	5,400	60,833
*	Wuhan P&S Information Technology Co., Ltd., Class A	23,000	24,802
	Wuhan Raycus Fiber Laser Technologies Co., Ltd., Class A	3,800	62,373
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	42,200	126,782
	Wuhu Token Science Co., Ltd., Class A	79,178	110,204
#	Wuling Motors Holdings, Ltd.	280,000	58,586
	WUS Printed Circuit Kunshan Co., Ltd., Class A	45,430	93,178
	WuXi AppTec Co., Ltd., Class H	39,960	885,725
	Wuxi Lead Intelligent Equipment Co., Ltd., Class A	17,280	204,040
	Wuxi Taiji Industry Co., Ltd., Class A	42,300	61,244
	XCMG Construction Machinery Co., Ltd., Class A	104,800	94,672
	XGD, Inc., Class A	31,476	49,341
	Xiabuxiabu Catering Management China Holdings Co., Ltd.	189,500	168,807
	Xiamen C & D, Inc., Class A	84,700	92,816

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xiamen Comfort Science & Technology Group Co., Ltd., Class A	18,900	$46,567
	Xiamen Faratronic Co., Ltd., Class A	4,500	125,026
	Xiamen International Airport Co., Ltd., Class A	5,782	13,738
	Xiamen International Port Co., Ltd., Class H	426,000	46,057
	Xiamen Intretech, Inc., Class A	14,450	85,483
	Xiamen ITG Group Corp., Ltd., Class A	66,100	72,768
	Xiamen Kingdomway Group Co., Class A	16,600	88,454
	Xiamen Meiya Pico Information Co., Ltd., Class A	22,200	64,767
	Xiamen Tungsten Co., Ltd., Class A	29,500	137,164
	Xiamen Xiangyu Co., Ltd., Class A	73,000	81,540
	Xiandai Investment Co., Ltd., Class A	36,400	22,296
	Xilinmen Furniture Co., Ltd., Class A	9,300	37,731
	Xinfengming Group Co., Ltd., Class A	27,600	82,177
	Xingda International Holdings, Ltd.	483,454	101,507
	Xingfa Aluminium Holdings, Ltd.	48,000	75,700
	Xinhu Zhongbao Co., Ltd., Class A	162,000	73,642
	Xinhua Winshare Publishing and Media Co., Ltd., Class H	198,000	128,161
	Xinjiang Communications Construction Group Co., Ltd., Class A	11,300	17,365
#	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	313,058	588,249
*	Xinjiang Machinery Research Institute Co., Ltd., Class A	26,000	14,843
	Xinjiang Xintai Natural Gas Co., Ltd., Class A	6,600	18,299
*	Xinjiang Xinxin Mining Industry Co., Ltd., Class H	287,000	62,968
	Xinjiang Zhongtai Chemical Co., Ltd., Class A	54,500	97,224
	Xinxing Ductile Iron Pipes Co., Ltd., Class A	130,100	81,650
	Xinyangfeng Agricultural Technology Co., Ltd., Class A	35,600	102,430
	Xinyi Energy Holdings, Ltd.	442,000	283,975
	Xinyi Solar Holdings, Ltd.	1,260,283	2,538,551
	Xinyu Iron & Steel Co., Ltd., Class A	105,000	127,443
	Xinyuan Real Estate Co., Ltd., ADR	20,746	43,152
#	Xtep International Holdings, Ltd.	670,774	932,829
	Xuji Electric Co., Ltd., Class A	29,000	64,107
*	Xunlei, Ltd., ADR	30,350	110,474
	Yadea Group Holdings, Ltd.	340,000	585,114
*	YaGuang Technology Group Co., Ltd., Class A	35,500	69,773
*	Yanchang Petroleum International, Ltd.	3,460,000	25,294
	Yango Group Co., Ltd., Class A	80,500	54,541
	Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co., Class H	36,000	51,449
	Yangzhou Yangjie Electronic Technology Co., Ltd., Class A	9,400	85,126
	Yantai Dongcheng Pharmaceutical Co., Ltd., Class A	16,200	46,629
	Yantai Eddie Precision Machinery Co., Ltd., Class A	7,020	39,115
	Yantai Jereh Oilfield Services Group Co., Ltd., Class A	25,500	149,549
	YanTai Shuangta Food Co., Ltd., Class A	44,800	78,406
	Yantai Zhenghai Magnetic Material Co., Ltd., Class A	13,200	29,715
*	Yashili International Holdings, Ltd.	397,000	31,846
	Yealink Network Technology Corp., Ltd., Class A	12,500	178,881
	YGSOFT, Inc., Class A	18,120	19,626
	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	192,200	148,197
*	Yida China Holdings, Ltd.	36,000	4,423
	Yifeng Pharmacy Chain Co., Ltd., Class A	8,190	61,974
#	Yihai International Holding, Ltd.	149,000	898,783
	Yijiahe Technology Co., Ltd., Class A	3,360	31,747
	Yintai Gold Co., Ltd., Class A	69,040	97,714
	Yipinhong Pharmaceutical Co., Ltd., Class A	8,280	46,530
	Yip's Chemical Holdings, Ltd.	88,000	57,735
*	Yiren Digital, Ltd., Sponsored ADR	34,424	139,761
*	Yixin Group, Ltd.	193,500	48,367
	Yixintang Pharmaceutical Group Co., Ltd., Class A	12,200	55,103
	Yonghui Superstores Co., Ltd., Class A	140,400	87,897
	Yonyou Network Technology Co., Ltd., Class A	19,100	106,188

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yotrio Group Co., Ltd., Class A	68,400	$35,244
	Youngor Group Co., Ltd., Class A	61,600	60,794
	Youzu Interactive Co., Ltd., Class A	28,800	60,748
	Yuexiu Property Co., Ltd.	797,058	742,193
	Yuexiu Transport Infrastructure, Ltd.	348,752	183,985
	Yum China Holdings, Inc.	103,926	6,463,158
	Yunda Holding Co., Ltd., Class A	56,992	115,340
*	Yunnan Aluminium Co., Ltd., Class A	84,300	186,503
	Yunnan Baiyao Group Co., Ltd., Class A	13,042	200,346
	Yunnan Copper Co., Ltd., Class A	53,800	113,440
	Yunnan Energy New Material Co., Ltd., Class A	6,752	260,548
*	Yunnan Tin Co., Ltd., Class A	54,400	148,004
	Yunnan Water Investment Co., Ltd., Class H	77,000	11,294
	Yutong Bus Co., Ltd., Class A	39,400	69,391
#	Yuzhou Group Holdings Co., Ltd.	1,341,710	276,521
*	Zai Lab, Ltd.	550	77,223
	ZBOM Home Collection Co., Ltd., Class A	5,530	22,453
	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A	7,900	449,449
	Zhaojin Mining Industry Co., Ltd., Class H	574,500	561,578
	Zhefu Holding Group Co., Ltd., Class A	117,700	102,379
*	Zhejiang Century Huatong Group Co., Ltd., Class A	96,800	83,819
	Zhejiang Chint Electrics Co., Ltd., Class A	41,200	270,552
	Zhejiang Communications Technology Co., Ltd.	48,900	37,623
	Zhejiang Crystal-Optech Co., Ltd., Class A	39,800	84,365
	Zhejiang Dahua Technology Co., Ltd., Class A	48,700	159,821
	Zhejiang Dingli Machinery Co., Ltd., Class A	8,840	77,011
	Zhejiang Expressway Co., Ltd., Class H	522,000	440,697
	Zhejiang Garden Bio-Chemical High-tech Co., Ltd., Class A	15,700	33,673
	Zhejiang Hailiang Co., Ltd., Class A	59,900	105,606
	Zhejiang Hangmin Co., Ltd., Class A	25,400	18,339
	Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	50,600	59,334
	Zhejiang Huace Film & Television Co., Ltd., Class A	60,200	53,045
	Zhejiang Huahai Pharmaceutical Co., Ltd., Class A	37,810	114,349
	Zhejiang Huayou Cobalt Co., Ltd., Class A	6,500	132,560
	Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	47,100	66,938
	Zhejiang Jianfeng Group Co., Ltd., Class A	9,500	15,372
	Zhejiang Jiecang Linear Motion Technology Co., Ltd., Class A	6,300	47,340
	Zhejiang Jiemei Electronic & Technology Co., Ltd., Class A	10,500	54,690
	Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A	14,400	142,634
*	Zhejiang Jingu Co., Ltd., Class A	31,000	26,122
	Zhejiang Jingxin Pharmaceutical Co., Ltd., Class A	24,720	29,833
*	Zhejiang Jinke Culture Industry Co., Ltd., Class A	120,900	58,900
	Zhejiang Juhua Co., Ltd., Class A	39,000	71,334
	Zhejiang Longsheng Group Co., Ltd., Class A	52,600	100,084
	Zhejiang Medicine Co., Ltd., Class A	30,500	75,464
	Zhejiang Meida Industrial Co., Ltd., Class A	25,100	58,279
	Zhejiang Narada Power Source Co., Ltd., Class A	28,900	64,610
	Zhejiang NHU Co., Ltd., Class A	41,280	165,888
	Zhejiang Orient Financial Holdings Group Co., Ltd., Class A	73,840	43,395
	Zhejiang Runtu Co., Ltd., Class A	45,300	62,282
	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	41,540	137,948
	Zhejiang Satellite Petrochemical Co., Ltd., Class A	26,460	149,449
	Zhejiang Semir Garment Co., Ltd., Class A	34,300	51,751
	Zhejiang Supor Co., Ltd., Class A	10,000	80,293
	Zhejiang Tianyu Pharmaceutical Co., Ltd., Class A	9,720	41,366
	Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	74,300	60,473
	Zhejiang Wanliyang Co., Ltd., Class A	39,600	54,360
	Zhejiang Weiming Environment Protection Co., Ltd., Class A	31,190	134,362
	Zhejiang Weixing New Building Materials Co., Ltd., Class A	32,600	96,495

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd., Class A	5,200	$48,410
	Zhejiang Xianju Pharmaceutical Co., Ltd., Class A	28,300	48,451
	Zhejiang Xinan Chemical Industrial Group Co., Ltd., Class A	26,800	91,634
	Zhejiang Yankon Group Co., Ltd., Class A	34,200	19,253
	Zhejiang Yasha Decoration Co., Ltd., Class A	33,700	37,988
*	Zhejiang Yongtai Technology Co., Ltd., Class A	39,300	137,766
#	Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	124,000	145,407
	Zhenro Properties Group, Ltd.	731,000	408,153
*	Zheshang Securities Co., Ltd., Class A	31,000	53,370
	Zhong An Group, Ltd.	906,000	43,234
*	ZhongAn Online P&C Insurance Co., Ltd., Class H	222,600	1,208,605
	Zhongji Innolight Co., Ltd., Class A	16,100	106,586
	Zhongjin Gold Corp., Ltd., Class A	65,300	83,104
	Zhongshan Broad Ocean Motor Co., Ltd., Class A	63,500	64,723
	Zhongshan Public Utilities Group Co., Ltd., Class A	32,000	38,104
	Zhongsheng Group Holdings, Ltd.	278,500	2,566,722
*	Zhongtian Financial Group Co., Ltd., Class A	137,900	46,446
	Zhongyu Gas Holdings, Ltd.	283,455	243,198
	Zhongyuan Environment-Protection Co., Ltd., Class A	19,050	17,481
#	Zhou Hei Ya International Holdings Co., Ltd.	247,500	214,605
*	Zhuhai Orbita Aerospace Science & Technology Co., Ltd., Class A	30,200	50,752
*	Zhuzhou CRRC Times Electric Co., Ltd., Class H	243,050	1,898,604
	Zhuzhou Hongda Electronics Corp., Ltd., Class A	7,600	90,492
	Zhuzhou Kibing Group Co., Ltd., Class A	91,500	295,419
	Zibo Qixiang Tengda Chemical Co., Ltd., Class A	60,700	112,314
*	ZJBC Information Technology Co., Ltd., Class A	25,100	13,467
	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	530,800	457,160
	ZTE Corp., Class H	178,120	636,383
	ZTO Express Cayman, Inc., ADR	99,290	2,686,787
TOTAL CHINA			550,608,658
COLOMBIA — (0.1%)
	Banco de Bogota SA	14,722	259,249
	Bancolombia SA, Sponsored ADR	11,954	340,091
	Bancolombia SA	25,379	177,352
	Bolsa de Valores de Colombia	3,425	9,274
	Celsia SA ESP	188,393	196,360
*	CEMEX Latam Holdings SA	49,384	46,481
*	Constructora Conconcreto SA	2,809	264
*	Corp. Financiera Colombiana SA	39,515	298,347
	Grupo Aval Acciones y Valores SA, ADR	9,190	47,972
	Grupo de Inversiones Suramericana SA	25,585	114,136
	Grupo Energia Bogota SA ESP	167,811	109,436
	Grupo Nutresa SA	34,593	184,651
	Interconexion Electrica SA ESP	85,066	478,633
	Mineros SA	31,822	30,320
	Promigas SA ESP	7,608	13,154
TOTAL COLOMBIA			2,305,720
CZECH REPUBLIC — (0.1%)
*	Komercni banka A.S.	11,286	418,944
*	Moneta Money Bank A.S.	75,575	306,939
	O2 Czech Republic A.S.	14,293	174,477
TOTAL CZECH REPUBLIC			900,360
EGYPT — (0.1%)
*	Commercial International Bank Egypt S.A.E., GDR	259,271	942,017
*	Commercial International Bank Egypt S.A.E., GDR	950	3,448

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
EGYPT — (Continued)
*	Egyptian Financial Group-Hermes Holding Co., GDR	8,629	$13,978
*	Egyptian Financial Group-Hermes Holding Co., GDR	1,591	2,578
TOTAL EGYPT			962,021
GREECE — (0.3%)
*	Aegean Airlines SA	8,769	56,149
*	Alpha Services and Holdings SA	282,518	364,834
	Athens Water Supply & Sewage Co. SA	12,815	119,908
	Autohellas Tourist and Trading SA	17,014	147,462
	Bank of Greece	6,492	119,512
*	Cairo Mezz P.L.C.	32,521	4,506
*	Ellaktor SA	26,830	41,066
*	Eurobank Ergasias Services and Holdings SA, Class A	705,576	665,021
*	FF Group	11,777	12,574
*	Fourlis Holdings SA	18,564	91,784
*	GEK Terna Holding Real Estate Construction SA	19,817	223,754
	Hellenic Exchanges - Athens Stock Exchange SA	15,826	74,914
	Hellenic Petroleum SA	12,562	85,958
	Hellenic Telecommunications Organization SA	39,603	722,688
	Holding Co. ADMIE IPTO SA	35,459	109,331
*	Intracom Holdings SA	24,302	52,185
	JUMBO SA	11,340	180,158
*	LAMDA Development SA	27,190	271,746
*	Motor Oil Hellas Corinth Refineries SA	11,656	187,333
	Mytilineos SA	20,002	371,010
*	National Bank of Greece SA	91,365	258,711
*	Piraeus Financial Holdings SA	7,489	12,878
	Piraeus Port Authority SA	3,761	86,288
	Quest Holdings SA	2,879	51,493
	Sarantis SA	12,002	125,315
	Terna Energy SA	8,779	117,978
TOTAL GREECE			4,554,556
HONG KONG — (0.1%)
	Anxin-China Holdings, Ltd.	784,000	0
	Atlas Corp.	49,382	645,423
	China Huiyuan Juice Group, Ltd.	159,000	7,174
	Fiber Optic Center, Inc.	396,000	2,675
	Hua Han Health Industry Holdings, Ltd.	928,000	13,434
	Karce International Holdings Open	134,000	0
	Magnum Uranium Corp.	112,000	0
	PAX Global Technology, Ltd.	414,000	449,079
	SMI Culture & Travel Group Holdings, Ltd.	323,197	3,901
	Tech-Pro, Inc.	1,644,000	2,708
	Texhong Textile Group, Ltd.	145,500	212,737
#*	Truly International Holdings, Ltd.	521,140	189,929
	Untrade Youyuan Holdings	136,920	0
	Zhuguang Holdings Group Co., Ltd.	344,000	69,026
TOTAL HONG KONG			1,596,086
HUNGARY — (0.2%)
#	4iG Nyrt	18,019	39,359
*	CIG Pannonia Life Insurance P.L.C., Class A	14,978	15,944
	Magyar Telekom Telecommunications P.L.C.	230,882	326,720
*	MOL Hungarian Oil & Gas P.L.C.	192,656	1,534,855
*	Opus Global Nyrt	86,665	68,362

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
HUNGARY — (Continued)
*	OTP Bank Nyrt	35,908	$1,936,371
TOTAL HUNGARY			3,921,611
INDIA — (10.9%)
*	3M India, Ltd.	258	85,350
	Aarti Industries, Ltd.	52,236	659,679
	ABB India, Ltd.	2,863	65,276
	ABB Power Products & System India, Ltd.	1,047	27,268
	Abbott India, Ltd.	1,520	385,655
*	Action Construction Equipment, Ltd.	10,342	36,245
*	Adani Green Energy, Ltd.	87,744	1,033,158
	Adani Ports & Special Economic Zone, Ltd.	20,040	182,238
	Adani Total Gas, Ltd.	15,492	188,753
*	Adani Transmission, Ltd.	93,472	1,116,893
*	Aditya Birla Capital, Ltd.	205,076	320,402
	Advanced Enzyme Technologies, Ltd.	17,436	93,090
	Aegis Logistics, Ltd.	46,855	201,788
*	AGC Networks, Ltd.	1,826	29,281
	Agro Tech Foods, Ltd.	3,172	42,346
*	Ahluwalia Contracts India, Ltd.	6,777	35,642
*	AIA Engineering, Ltd.	12,413	333,980
	Ajanta Pharma, Ltd.	12,805	396,373
	Akzo Nobel India, Ltd.	3,881	118,135
	Alembic Pharmaceuticals, Ltd.	27,495	291,105
	Alembic, Ltd.	38,303	62,375
	Alkyl Amines Chemicals	4,003	235,935
	Allcargo Logistics, Ltd.	33,994	90,483
	Amara Raja Batteries, Ltd.	27,685	268,774
	Amrutanjan Health Care, Ltd.	2,654	24,275
*	Amtek Auto, Ltd.	52,973	367
	Anant Raj, Ltd.	24,920	21,528
*	Andhra Sugars, Ltd. (The)	2,670	20,222
*	Apar Industries, Ltd.	4,026	35,193
*	APL Apollo Tubes, Ltd.	18,065	424,699
	Apollo Tyres, Ltd.	166,410	501,098
*	Arvind Fashions, Ltd.	26,421	74,447
*	Arvind, Ltd.	68,483	96,456
*	Asahi India Glass, Ltd.	24,061	123,973
	Ashiana Housing, Ltd.	11,052	25,806
*	Ashok Leyland, Ltd.	386,278	689,749
*	Ashoka Buildcon, Ltd.	39,544	57,468
	Asian Paints, Ltd.	54,256	2,156,895
	Astec Lifesciences, Ltd.	543	10,149
	Astral, Ltd.	20,253	564,947
	Atul, Ltd.	4,663	566,003
*	AU Small Finance Bank, Ltd.	23,084	376,661
	Automotive Axles, Ltd.	1,880	36,556
	Avanti Feeds, Ltd.	16,758	143,945
*	Avenue Supermarts, Ltd.	6,932	326,490
*	Axis Bank, Ltd.	337,075	3,220,886
	Bajaj Auto, Ltd.	11,830	611,842
	Bajaj Consumer Care, Ltd.	33,236	128,110
*	Bajaj Electricals, Ltd.	13,012	201,041
	Bajaj Finance, Ltd.	29,390	2,468,882
	Bajaj Finserv, Ltd.	7,056	1,354,356
	Bajaj Holdings & Investment, Ltd.	12,859	694,725
	Balaji Amines, Ltd.	5,263	231,599
	Balkrishna Industries, Ltd.	32,449	1,040,054
	Balmer Lawrie & Co., Ltd.	30,656	55,887

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Balrampur Chini Mills, Ltd.	75,503	$390,446
*	Bank of Baroda	237,522	257,317
*	Bank of Maharashtra	93,491	27,706
	Bannari Amman Sugars, Ltd.	894	21,471
	BASF India, Ltd.	3,352	130,798
	Bata India, Ltd.	9,609	210,629
	BEML, Ltd.	7,025	123,467
	Berger Paints India, Ltd.	43,471	494,072
*	BF Utilities, Ltd.	1,680	11,031
	Bhansali Engineering Polymers, Ltd.	23,290	58,906
*	Bharat Bijlee, Ltd.	739	13,506
	Bharat Forge, Ltd.	57,502	598,908
	Bharat Petroleum Corp., Ltd.	152,225	913,846
	Bharat Rasayan, Ltd.	503	89,976
	Bharti Airtel, Ltd.	402,862	3,064,146
*	Biocon, Ltd.	91,350	475,137
	Birlasoft, Ltd.	76,643	414,988
	Blue Dart Express, Ltd.	1,377	101,335
	Blue Star, Ltd.	7,592	86,146
*	Bodal Chemicals, Ltd.	15,834	25,374
*	Borosil Renewables, Ltd.	14,033	59,755
	Bosch, Ltd.	1,319	265,223
*	Brigade Enterprises, Ltd.	38,562	165,836
	Britannia Industries, Ltd.	12,364	569,967
	BSE, Ltd.	11,966	201,188
*	Camlin Fine Sciences, Ltd.	21,449	54,380
	Can Fin Homes, Ltd.	18,789	136,660
*	Canara Bank	148,612	305,483
*	Capacit'e Infraprojects, Ltd.	12,709	39,311
	Carborundum Universal, Ltd.	24,379	222,711
	Care Ratings, Ltd.	5,760	56,206
	Castrol India, Ltd.	119,301	222,099
	CCL Products India, Ltd.	34,083	201,643
*	Ceat, Ltd.	12,726	231,479
	Central Depository Services India, Ltd.	16,421	294,725
	Century Enka, Ltd.	1,928	12,592
*	Century Plyboards India, Ltd.	33,322	189,492
	Century Textiles & Industries, Ltd.	18,089	195,351
	Cera Sanitaryware, Ltd.	1,761	105,677
	Chambal Fertilizers & Chemicals, Ltd.	77,582	319,323
*	Chennai Petroleum Corp., Ltd.	31,633	48,641
	Chennai Super Kings Cricket, Ltd.	130,176	738
	Cholamandalam Financial Holdings, Ltd.	41,732	375,934
	Cholamandalam Investment and Finance Co., Ltd.	117,324	750,160
	Cigniti Technologies, Ltd.	1,703	13,120
	City Union Bank, Ltd.	133,999	271,863
	Clariant Chemicals India, Ltd.	1,415	11,710
	Coforge, Ltd.	6,179	422,758
	Colgate-Palmolive India, Ltd.	24,888	570,086
	Container Corp. Of India, Ltd.	50,063	434,285
	Coromandel International, Ltd.	42,522	523,740
	Cosmo Films, Ltd.	3,245	51,804
*	CreditAccess Grameen, Ltd.	8,825	78,855
	CRISIL, Ltd.	7,305	274,016
	Crompton Greaves Consumer Electricals, Ltd.	190,418	1,241,371
	Cummins India, Ltd.	29,203	334,876
	Cyient, Ltd.	23,996	319,027
	Dabur India, Ltd.	84,311	682,463
*	DB Corp., Ltd.	10,708	13,423

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	DCB Bank, Ltd.	99,628	$141,072
	DCM Shriram, Ltd.	26,469	331,878
*	DCW, Ltd.	20,072	10,891
	Deepak Fertilisers & Petrochemicals Corp., Ltd.	16,772	96,790
	Deepak Nitrite, Ltd.	20,255	555,456
	Dhampur Sugar Mills, Ltd.	15,975	76,836
*	Dhani Services, Ltd.	64,003	198,991
*	Dhani Services, Ltd.	6,548	9,686
	Dhanuka Agritech, Ltd.	6,349	80,959
	Dilip Buildcon, Ltd.	18,685	141,811
*	Dish TV India, Ltd.	385,844	73,453
*	Dishman Carbogen Amcis, Ltd.	29,525	82,889
*	Divi's Laboratories, Ltd.	19,289	1,269,262
*	Dixon Technologies India, Ltd.	6,393	370,343
	DLF, Ltd.	138,279	628,648
	Dr Lal PathLabs, Ltd.	7,965	381,621
*	DRC Systems India, Ltd.	193	758
*	Dredging Corp. of India, Ltd.	4,602	23,922
	eClerx Services, Ltd.	11,399	345,001
	Edelweiss Financial Services, Ltd.	176,449	218,350
*	Eicher Motors, Ltd.	26,952	918,384
*	EID Parry India, Ltd.	39,453	231,261
*	EIH, Ltd.	53,723	80,595
	Electrosteel Castings, Ltd.	40,987	21,275
	Elgi Equipments, Ltd.	50,996	149,941
	Emami, Ltd.	66,781	503,318
*	Endurance Technologies, Ltd.	12,236	284,555
	Engineers India, Ltd.	68,296	69,094
	EPL, Ltd.	26,692	88,865
	Eris Lifesciences, Ltd.	5,629	59,819
	ESAB India, Ltd.	896	22,801
	Escorts, Ltd.	17,981	287,555
*	Eveready Industries India, Ltd.	2,761	13,752
*	Excel Industries, Ltd.	733	11,498
	Exide Industries, Ltd.	132,604	318,421
*	FDC, Ltd.	16,795	84,054
	Federal Bank, Ltd.	659,777	777,447
*	Filatex India, Ltd.	19,007	25,430
	Fine Organic Industries, Ltd.	1,565	62,877
	Finolex Cables, Ltd.	31,095	218,323
*	Finolex Industries, Ltd.	96,065	228,901
	Firstsource Solutions, Ltd.	118,484	309,003
	Force Motors, Ltd.	617	12,443
	Gabriel India, Ltd.	37,453	70,260
	GAIL India, Ltd.	596,895	1,124,195
	Galaxy Surfactants, Ltd.	2,794	117,203
*	Garware Technical Fibres, Ltd.	4,765	221,078
	Gateway Distriparks, Ltd.	32,484	122,860
*	Gati, Ltd.	31,580	69,711
	GE Power India, Ltd.	2,341	10,493
*	GE T&D India, Ltd.	15,322	29,391
*	General Insurance Corp. of India	25,497	61,935
	Genus Power Infrastructures, Ltd.	13,311	12,793
	Geojit Financial Services, Ltd.	10,416	12,330
	GHCL, Ltd.	23,183	117,142
	Gillette India, Ltd.	2,205	177,765
	GlaxoSmithKline Pharmaceuticals, Ltd.	1,052	22,784
	GMM Pfaudler, Ltd.	389	24,082
	Godrej Agrovet, Ltd.	3,786	35,563

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Godrej Consumer Products, Ltd.	71,055	$948,198
*	Godrej Industries, Ltd.	17,871	132,247
*	Godrej Properties, Ltd.	15,816	342,505
	Granules India, Ltd.	79,722	407,487
*	Graphite India, Ltd.	14,907	142,252
	Grasim Industries, Ltd.	62,234	1,304,231
	Great Eastern Shipping Co., Ltd. (The)	48,031	219,114
*	Greaves Cotton, Ltd.	33,513	72,672
	Greenply Industries, Ltd.	11,019	28,327
	Grindwell Norton, Ltd.	11,071	188,023
	Gujarat Alkalies & Chemicals, Ltd.	14,122	91,433
*	Gujarat Ambuja Exports, Ltd.	40,788	105,768
*	Gujarat Fluorochemicals, Ltd.	16,368	381,588
	Gujarat Gas, Ltd.	62,891	607,724
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	30,297	156,585
	Gujarat Pipavav Port, Ltd.	113,985	169,661
	Gujarat State Fertilizers & Chemicals, Ltd.	36,777	60,323
	Gujarat State Petronet, Ltd.	147,373	686,461
	Gulf Oil Lubricants India, Ltd.	7,008	61,316
	Hatsun Agro Products, Ltd.	18,548	231,176
	Havells India, Ltd.	34,877	550,448
	HBL Power Systems, Ltd.	35,401	24,740
	HCL Technologies, Ltd.	300,322	4,130,521
	HDFC Asset Management Co., Ltd.	9,159	352,096
	HDFC Bank, Ltd.	485,788	9,339,091
	HDFC Life Insurance Co., Ltd.	28,137	251,581
	HEG, Ltd.	4,241	130,081
*	Hemisphere Properties India, Ltd.	33,278	63,880
	Hero MotoCorp, Ltd.	35,881	1,338,203
	Hester Biosciences, Ltd.	338	10,799
*	HFCL, Ltd.	362,713	368,680
*	HG Infra Engineering, Ltd.	4,655	33,058
	Hikal, Ltd.	20,117	144,744
	Himadri Speciality Chemical, Ltd.	70,297	49,192
	Himatsingka Seide, Ltd.	8,641	31,362
	Hinduja Global Solutions, Ltd.	3,291	131,396
*	Hindustan Construction Co., Ltd.	187,686	29,566
*	Hindustan Oil Exploration Co., Ltd.	11,487	19,517
	Hindustan Unilever, Ltd.	113,845	3,586,241
	Honda India Power Products, Ltd.	1,167	19,011
	Honeywell Automation India, Ltd.	540	310,171
	Housing Development Finance Corp., Ltd.	157,940	5,202,307
	HSIL, Ltd.	2,365	7,956
	Huhtamaki India, Ltd.	11,366	46,187
	I G Petrochemicals, Ltd.	2,751	25,758
	ICICI Bank, Ltd., Sponsored ADR	164,684	3,061,485
	ICICI Bank, Ltd.	413,541	3,802,516
	ICICI Lombard General Insurance Co., Ltd.	47,664	947,227
	ICICI Prudential Life Insurance Co., Ltd.	49,291	419,055
	ICICI Securities, Ltd.	21,985	215,747
	ICRA, Ltd.	468	23,570
*	IDFC First Bank, Ltd.	1,002,553	701,650
*	IDFC, Ltd.	477,156	373,476
*	IFCI, Ltd.	325,050	62,889
	IIFL Finance, Ltd.	93,354	379,199
	IIFL Securities, Ltd.	99,665	151,009
	IIFL Wealth Management, Ltd.	13,437	250,729
	Indiabulls Housing Finance, Ltd.	112,513	417,503
*	Indiabulls Real Estate, Ltd.	92,508	189,346

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	IndiaMart InterMesh, Ltd.	4,847	$466,080
	Indian Bank	49,995	93,623
	Indian Energy Exchange, Ltd.	47,400	274,957
	Indian Hotels Co., Ltd. (The)	124,949	242,596
	Indian Hume Pipe Co., Ltd. (The)	8,416	26,075
	Indian Oil Corp., Ltd.	393,126	546,698
*	Indian Overseas Bank	497,110	164,450
	Indo Count Industries, Ltd.	32,201	115,298
	Indoco Remedies, Ltd.	12,214	73,740
	Indraprastha Gas, Ltd.	57,526	433,225
	Indus Towers, Ltd.	258,549	776,293
*	IndusInd Bank, Ltd.	26,493	350,581
*	INEOS Styrolution India, Ltd.	1,619	30,725
*	Infibeam Avenues, Ltd.	159,324	94,724
	Info Edge India, Ltd.	3,314	232,225
	Infosys, Ltd., Sponsored ADR	126,157	2,790,593
	Infosys, Ltd.	576,456	12,572,974
*	Ingersoll-Rand India, Ltd.	3,630	48,067
*	Inox Leisure, Ltd.	29,769	130,723
*	Inox Wind, Ltd.	11,581	22,129
*	Intellect Design Arena, Ltd.	22,152	223,641
*	InterGlobe Aviation, Ltd.	6,459	143,233
	IOL Chemicals and Pharmaceuticals, Ltd.	5,983	53,636
	IRB Infrastructure Developers, Ltd.	52,618	117,426
	IRCON International, Ltd.	33,828	20,055
	ITD Cementation India, Ltd.	35,112	40,589
	J Kumar Infraprojects, Ltd.	16,914	50,168
*	Jagran Prakashan, Ltd.	33,883	30,426
*	Jammu & Kashmir Bank, Ltd. (The)	42,458	21,809
	Jamna Auto Industries, Ltd.	65,274	78,971
	JB Chemicals & Pharmaceuticals, Ltd.	12,437	304,496
	JBM Auto, Ltd.	1,690	11,074
	Jindal Poly Films, Ltd.	5,982	80,737
	Jindal Saw, Ltd.	66,158	124,611
*	Jindal Stainless Hisar, Ltd.	46,442	183,332
*	JK Lakshmi Cement, Ltd.	24,704	230,035
*	JK Paper, Ltd.	41,108	144,999
	JK Tyre & Industries, Ltd.	33,006	66,216
	JM Financial, Ltd.	142,784	204,096
	JMC Projects India, Ltd.	6,785	11,503
*	Johnson Controls-Hitachi Air Conditioning India, Ltd.	2,565	79,244
	JTEKT India, Ltd.	25,454	40,557
*	Jubilant Foodworks, Ltd.	20,201	1,026,726
*	Jubilant Ingrevia, Ltd.	50,434	402,560
*	Jubilant Pharmova, Ltd.	50,434	465,504
*	Just Dial, Ltd.	12,615	164,385
	Jyothy Labs, Ltd.	27,180	62,254
	Kajaria Ceramics, Ltd.	32,041	428,682
	Kalpataru Power Transmission, Ltd.	29,121	185,869
	Kansai Nerolac Paints, Ltd.	19,581	165,169
*	Karnataka Bank, Ltd. (The)	81,525	66,614
	Karur Vysya Bank, Ltd. (The)	188,782	122,770
	Kaveri Seed Co., Ltd.	11,466	111,881
	KCP, Ltd. (The)	24,024	52,260
	KEC International, Ltd.	45,894	263,087
	KEI Industries, Ltd.	25,830	250,199
	Kennametal India, Ltd.	1,125	18,989
*	Kesoram Industries, Ltd.	29,907	38,466
	Kiri Industries, Ltd.	7,501	58,694

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Kirloskar Brothers, Ltd.	6,466	$37,007
	Kirloskar Ferrous Industries, Ltd.	22,637	93,528
*	Kirloskar Industries, Ltd.	339	7,750
	Kirloskar Oil Engines, Ltd.	25,693	86,442
*	KNR Constructions, Ltd.	52,646	191,688
*	Kotak Mahindra Bank, Ltd.	109,693	2,448,423
*	KPIT Technologies, Ltd.	80,994	307,845
	KPR Mill, Ltd.	10,432	266,733
*	KRBL, Ltd.	34,591	128,017
	KSB, Ltd.	4,024	62,961
*	L&T Finance Holdings, Ltd.	302,996	360,804
	L&T Technology Services, Ltd.	7,978	399,453
*	LA Opala RG, Ltd.	5,529	20,721
	Lakshmi Machine Works, Ltd.	1,027	120,459
	Larsen & Toubro Infotech, Ltd.	10,596	669,889
	Laurus Labs, Ltd.	96,130	837,302
*	Lemon Tree Hotels, Ltd.	126,649	70,330
*	LG Balakrishnan & Bros, Ltd.	5,958	41,522
	LIC Housing Finance, Ltd.	151,919	840,153
	Linde India, Ltd.	10,456	247,560
	LT Foods, Ltd.	64,829	66,350
	Lumax Auto Technologies, Ltd.	4,794	10,862
	LUX Industries, Ltd.	2,738	153,475
	Mahanagar Gas, Ltd.	19,385	303,482
	Maharashtra Scooters, Ltd.	1,301	73,475
	Maharashtra Seamless, Ltd.	11,052	46,535
	Mahindra & Mahindra Financial Services, Ltd.	276,070	562,304
	Mahindra & Mahindra, Ltd.	186,753	1,873,501
*	Mahindra CIE Automotive, Ltd.	41,536	151,436
*	Mahindra Holidays & Resorts India, Ltd.	9,375	39,047
*	Mahindra Lifespace Developers, Ltd.	7,642	78,130
	Mahindra Logistics, Ltd.	7,258	73,187
*	Maithan Alloys, Ltd.	1,325	20,769
	Manappuram Finance, Ltd.	188,283	525,999
	Marico, Ltd.	108,704	800,179
	Maruti Suzuki India, Ltd.	6,549	616,760
*	MAS Financial Services, Ltd.	4,473	49,423
	Mastek, Ltd.	4,770	166,878
*	Max Financial Services, Ltd.	48,176	726,365
	Mayur Uniquoters, Ltd.	7,101	48,737
*	Meghmani Finechem, Ltd.	4,939	67,269
	Meghmani Organics, Ltd.	52,538	30,337
	Metropolis Healthcare, Ltd.	6,849	262,462
	Minda Corp., Ltd.	14,058	26,237
	Mindtree, Ltd.	20,218	778,242
	MM Forgings, Ltd.	1,833	18,712
*	Motherson Sumi Systems, Ltd.	280,322	884,800
	Motilal Oswal Financial Services, Ltd.	12,868	163,319
	Mphasis, Ltd.	45,546	1,599,265
	MRF, Ltd.	830	894,802
	Multi Commodity Exchange of India, Ltd.	3,828	82,163
	Muthoot Finance, Ltd.	46,432	971,024
	Navin Fluorine International, Ltd.	5,994	295,329
*	Navneet Education, Ltd.	37,731	50,759
	NBCC India, Ltd.	124,180	86,208
	NCC, Ltd.	140,995	166,589
	Neogen Chemicals, Ltd.	3,616	44,703
*	NESCO, Ltd.	5,339	43,801
	Neuland Laboratories, Ltd.	1,352	36,046

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	NHPC, Ltd.	455,362	$161,108
	NIIT, Ltd.	25,678	111,663
	Nilkamal, Ltd.	2,517	88,015
	NOCIL, Ltd.	33,470	118,253
*	NRB Bearings, Ltd.	15,490	29,150
	NXTDigital, Ltd.	232	1,515
*	Oberoi Realty, Ltd.	48,853	441,045
*	Olectra Greentech, Ltd.	7,407	30,276
*	Omaxe, Ltd.	22,851	26,590
	OnMobile Global, Ltd.	6,710	12,488
	Oracle Financial Services Software, Ltd.	7,125	413,291
	Orient Cement, Ltd.	41,148	88,737
	Orient Electric, Ltd.	34,148	149,895
	Oriental Carbon & Chemicals, Ltd.	1,568	23,810
	Page Industries, Ltd.	1,537	650,936
	Paisalo Digital, Ltd.	4,101	36,279
	Panama Petrochem, Ltd.	7,721	27,895
	Parag Milk Foods, Ltd.	15,727	29,386
*	PC Jeweller, Ltd.	29,233	9,634
	Persistent Systems, Ltd.	21,940	928,376
	Petronet LNG, Ltd.	253,111	746,924
	Phillips Carbon Black, Ltd.	29,375	107,587
*	Phoenix Mills, Ltd. (The)	26,053	300,248
	PI Industries, Ltd.	21,946	872,194
	Pidilite Industries, Ltd.	25,623	787,950
*	PNB Housing Finance, Ltd.	19,675	178,987
*	PNC Infratech, Ltd.	35,001	147,434
*	Poly Medicure, Ltd.	9,128	120,695
	Polyplex Corp., Ltd.	6,276	127,689
	Power Finance Corp., Ltd.	494,396	865,048
	Power Grid Corp. of India, Ltd.	362,101	833,625
	Power Grid Corporation of India, Ltd.	120,700	277,360
*	Praj Industries, Ltd.	30,429	151,185
*	Prestige Estates Projects, Ltd.	66,478	304,942
*	Pricol, Ltd.	8,423	10,898
*	Prism Johnson, Ltd.	29,676	55,189
	Privi Speciality Chemicals, Ltd.	2,573	55,104
	Procter & Gamble Health, Ltd.	1,462	106,318
	Procter & Gamble Hygiene & Health Care, Ltd.	2,275	388,211
*	PSP Projects, Ltd.	3,766	23,457
	PTC India Financial Services, Ltd.	37,616	10,364
	PTC India, Ltd.	73,879	102,315
*	Punjab & Sind Bank	82,948	22,322
*	Punjab National Bank	417,178	221,119
*	PVR, Ltd.	2,791	52,701
	Quess Corp., Ltd.	24,537	288,980
	Quick Heal Technologies, Ltd.	4,341	17,747
	Rain Industries, Ltd.	75,071	261,925
	Rajesh Exports, Ltd.	26,359	219,671
	Rallis India, Ltd.	15,698	68,332
*	Ramco Systems, Ltd.	2,070	14,823
*	Ramkrishna Forgings, Ltd.	2,041	22,655
	Rane Holdings, Ltd.	1,196	11,945
	Rashtriya Chemicals & Fertilizers, Ltd.	77,501	87,892
*	Ratnamani Metals & Tubes, Ltd.	5,800	169,078
*	RattanIndia Power, Ltd.	626,497	55,010
*	RBL Bank, Ltd.	134,613	350,321
	REC, Ltd.	416,063	853,186
	Redington India, Ltd.	143,736	635,863

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Relaxo Footwears, Ltd.	12,658	$195,455
	Repco Home Finance, Ltd.	18,308	83,824
	Rhi Magnesita India, Ltd.	20,027	94,400
*	Sadbhav Engineering, Ltd.	20,461	19,301
	Sagar Cements, Ltd.	2,953	52,070
	Sarda Energy & Minerals, Ltd.	3,031	32,583
	Saregama India, Ltd.	307	14,282
	Sasken Technologies, Ltd.	646	11,344
*	Savita Oil Technologies, Ltd.	1,381	27,663
	SBI Life Insurance Co., Ltd.	31,684	474,088
	Schaeffler India, Ltd.	2,191	204,462
*	Sequent Scientific, Ltd.	34,602	136,995
	Seshasayee Paper & Boards, Ltd.	3,845	10,597
	SH Kelkar & Co., Ltd.	23,561	53,776
*	Shakti Pumps India, Ltd.	2,474	25,711
	Sharda Cropchem, Ltd.	11,070	51,822
*	Sheela Foam, Ltd.	2,576	82,799
*	Shilpa Medicare, Ltd.	10,912	92,726
	Shipping Corp. of India, Ltd.	65,294	97,273
*	Shoppers Stop, Ltd.	6,966	25,028
*	Shree Renuka Sugars, Ltd.	116,455	53,851
	Shriram City Union Finance, Ltd.	8,596	214,711
	Shriram Transport Finance Co., Ltd.	74,131	1,397,392
	Siemens, Ltd.	951	24,952
*	SIS, Ltd.	10,312	66,824
	SKF India, Ltd.	3,473	133,882
	Sobha, Ltd.	31,407	251,196
	Solar Industries India, Ltd.	7,865	180,760
	Solara Active Pharma Sciences, Ltd.	6,106	134,855
	Somany Ceramics, Ltd.	2,590	24,414
	Somany Home Innovation, Ltd.	14,159	70,341
	Sonata Software, Ltd.	20,572	213,999
*	South Indian Bank, Ltd. (The)	279,494	40,473
*	SpiceJet, Ltd.	40,546	41,162
	SRF, Ltd.	8,603	1,002,619
	Srikalahasthi Pipes, Ltd.	7,842	24,452
*	Star Cement, Ltd.	27,969	41,904
	State Bank of India	186,967	1,087,963
	State Bank of India, GDR	3,071	178,425
	Sterlite Technologies, Ltd.	61,607	241,860
	Strides Pharma Science, Ltd.	15,106	156,576
	Subex, Ltd.	12,769	10,670
	Subros, Ltd.	9,171	40,555
	Sudarshan Chemical Industries	10,535	106,342
	Sun TV Network, Ltd.	49,551	382,900
	Sundaram Finance Holdings, Ltd.	6,562	7,110
	Sundaram Finance, Ltd.	14,012	487,244
	Sundaram-Clayton, Ltd.	2,107	103,203
	Sundram Fasteners, Ltd.	31,517	323,319
	Sunteck Realty, Ltd.	29,355	150,028
	Suprajit Engineering, Ltd.	21,955	99,305
	Supreme Industries, Ltd.	18,231	514,772
	Supreme Petrochem, Ltd.	17,842	172,540
	Sutlej Textiles and Industries, Ltd.	13,779	12,989
*	Suvidhaa Infoserve, Ltd.	10,462	3,362
	Swaraj Engines, Ltd.	2,273	54,956
	Symphony, Ltd.	2,950	37,566
*	Syngene International, Ltd.	42,341	362,919
	Tamil Nadu Newsprint & Papers, Ltd.	4,975	10,290

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Tamilnadu Petroproducts, Ltd.	8,395	$15,125
	Tanla Platforms, Ltd.	27,111	350,261
	Tasty Bite Eatables, Ltd.	176	43,205
	Tata Communications, Ltd.	30,412	591,516
	Tata Consultancy Services, Ltd.	152,663	6,509,110
	Tata Consumer Products, Ltd.	115,992	1,178,111
	Tata Elxsi, Ltd.	11,493	654,436
	Tata Metaliks, Ltd.	5,166	92,027
*	Tata Motors, Ltd.	614,870	2,438,705
	TCI Express, Ltd.	4,987	102,116
*	TCNS Clothing Co., Ltd.	1,488	11,758
	Tech Mahindra, Ltd.	162,755	2,645,500
	Techno Electric & Engineering Co., Ltd.	14,738	59,474
*	Tejas Networks, Ltd.	15,240	52,547
	Texmaco Rail & Engineering, Ltd.	21,350	10,277
	Thermax, Ltd.	8,310	158,932
	Thirumalai Chemicals, Ltd.	17,735	46,716
*	Thomas Cook India, Ltd.	30,131	25,095
	Thyrocare Technologies, Ltd.	8,171	143,967
	Tide Water Oil Co. India, Ltd.	1,423	59,539
	Tide Water Oil Co., India, Ltd.	1,423	59,743
	Time Technoplast, Ltd.	31,137	34,440
	Timken India, Ltd.	5,771	121,805
	Tinplate Co. of India, Ltd. (The)	11,514	40,154
	Titan Co., Ltd.	57,261	1,326,674
	Transport Corp. of India, Ltd.	13,162	74,785
	Trident, Ltd.	493,708	137,327
*	Triveni Engineering & Industries, Ltd.	44,269	111,846
*	Triveni Turbine, Ltd.	39,003	64,626
	TTK Prestige, Ltd.	559	65,490
	Tube Investments of India, Ltd.	35,777	538,377
	TV Today Network, Ltd.	13,322	52,325
*	TV18 Broadcast, Ltd.	217,539	114,331
	TVS Motor Co., Ltd.	50,509	395,632
*	TVS Srichakra, Ltd.	1,771	51,578
*	UCO Bank	304,304	56,593
	Uflex, Ltd.	15,527	113,945
*	Union Bank of India	228,708	113,629
*	Unitech, Ltd.	389,256	9,976
	UPL, Ltd.	227,323	2,465,707
*	VA Tech Wabag, Ltd.	10,086	50,054
	Vaibhav Global, Ltd.	29,660	331,472
	Vakrangee, Ltd.	180,675	87,976
*	Vardhman Textiles, Ltd.	9,151	234,391
*	Varroc Engineering, Ltd.	7,080	32,246
	Varun Beverages, Ltd.	35,772	364,522
	Venky's India, Ltd.	1,887	78,404
	Vesuvius India, Ltd.	1,000	17,729
	V-Guard Industries, Ltd.	40,880	137,136
	Vinati Organics, Ltd.	11,289	300,704
	Vindhya Telelinks, Ltd.	1,762	31,745
	Visaka Industries, Ltd.	2,395	26,386
*	V-Mart Retail, Ltd.	3,123	161,768
*	Vodafone Idea, Ltd.	2,330,694	260,129
*	Voltamp Transformers, Ltd.	693	14,458
	Voltas, Ltd.	11,622	165,813
	VRL Logistics, Ltd.	15,003	61,312
*	VST Tillers Tractors, Ltd.	1,799	49,404
	Welspun Corp., Ltd.	45,947	85,889

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Welspun Enterprises, Ltd.	26,652	$38,013
	Welspun India, Ltd.	173,321	312,702
*	West Coast Paper Mills, Ltd.	14,590	51,356
	Wheels India, Ltd.	3,560	40,270
	Whirlpool of India, Ltd.	6,915	204,333
	Wipro, Ltd.	297,338	2,345,850
*	Yaarii Digital Integrated Services, Ltd.	9,803	13,730
*	Yes Bank, Ltd.	602,119	103,782
	Zee Entertainment Enterprises, Ltd.	255,768	699,105
	Zensar Technologies, Ltd.	39,770	222,588
TOTAL INDIA			192,912,071
INDONESIA — (1.2%)
	Ace Hardware Indonesia Tbk PT	2,641,700	241,318
	Adhi Karya Persero Tbk PT	469,425	22,243
*	Adi Sarana Armada Tbk PT	225,800	37,491
*	Agung Semesta Sejahtera Tbk PT	1,060,900	3,667
*	Alam Sutera Realty Tbk PT	7,125,200	76,900
	Arwana Citramulia Tbk PT	1,603,400	83,705
	Astra Agro Lestari Tbk PT	222,067	122,116
	Astra Otoparts Tbk PT	444,800	32,617
*	Asuransi Maximus Graha Persada Tbk PT	678,200	18,658
	Bank BTPN Syariah Tbk PT	544,800	89,307
*	Bank Bukopin Tbk PT	1,315,300	37,155
*	Bank Capital Indonesia Tbk PT	722,900	22,089
	Bank Central Asia Tbk PT	1,609,900	3,323,408
*	Bank China Construction Bank Indonesia Tbk PT	2,840,800	25,750
	Bank Danamon Indonesia Tbk PT	669,442	99,970
*	Bank Ina Perdana PT	443,500	159,706
*	Bank Jago Tbk PT	92,800	115,166
	Bank Mandiri Persero Tbk PT	2,295,944	904,662
*	Bank Mayapada International Tbk PT	75,000	7,479
	Bank Maybank Indonesia Tbk PT	2,259,600	53,391
*	Bank Nationalnobu Tbk PT	30,300	2,796
	Bank Negara Indonesia Persero Tbk PT	1,054,500	348,259
*	Bank Pan Indonesia Tbk PT	1,806,900	91,142
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,166,600	98,858
	Bank Pembangunan Daerah Jawa Timur Tbk PT	2,139,900	102,853
*	Bank Rakyat Indonesia Agroniaga Tbk PT	234,900	40,601
	Bank Rakyat Indonesia Persero Tbk PT	6,684,900	1,714,986
*	Bank Syariah Indonesia Tbk PT	647,300	117,779
*	Bank Tabungan Negara Persero Tbk PT	1,605,373	145,922
	Barito Pacific Tbk PT	7,381,600	495,302
*	Bekasi Fajar Industrial Estate Tbk PT	1,496,200	12,616
	BFI Finance Indonesia Tbk PT	1,785,600	115,268
*	Bintang Oto Global Tbk PT	228,400	21,638
	BISI International Tbk PT	932,700	71,827
*	Blue Bird Tbk PT	106,000	7,989
*	Buana Lintas Lautan Tbk PT	5,193,600	89,082
*	Bumi Serpong Damai Tbk PT	2,488,200	160,776
*	Bumi Teknokultura Unggul Tbk PT	2,771,100	9,580
*	Capital Financial Indonesia Tbk PT	1,669,100	46,413
	Charoen Pokphand Indonesia Tbk PT	1,557,315	659,844
	Ciputra Development Tbk PT	3,104,600	185,730
*	Citra Marga Nusaphala Persada Tbk PT	1,345,302	157,718
	Dharma Satya Nusantara Tbk PT	1,104,700	41,259
*	Eagle High Plantations Tbk PT	1,780,900	10,720
*	Elang Mahkota Teknologi Tbk PT	2,352,200	447,190
	Elnusa Tbk PT	2,138,700	38,732

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Erajaya Swasembada Tbk PT	3,947,500	$180,307
*	FKS Food Sejahtera Tbk PT	1,372,000	19,550
*	Gajah Tunggal Tbk PT	636,500	34,365
*	Hanson International Tbk PT	46,633,300	30,229
	Harum Energy Tbk PT	188,100	74,822
	Indofood CBP Sukses Makmur Tbk PT	511,600	287,247
	Indofood Sukses Makmur Tbk PT	1,775,700	746,410
*	Indosat Tbk PT	454,200	185,371
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	3,001,000	167,080
	Inovisi Infracom Tbk PT	668,445	0
*	Integra Indocabinet Tbk PT	116,700	6,410
*	Inti Agri Resources Tbk PT	3,873,200	2,511
	Japfa Comfeed Indonesia Tbk PT	2,465,800	266,448
	Jasa Marga Persero Tbk PT	653,526	178,131
	Jaya Real Property Tbk PT	1,230,300	38,645
	Kalbe Farma Tbk PT	6,393,000	557,180
*	Kapuas Prima Coal Tbk PT	1,774,000	18,647
*	Kawasan Industri Jababeka Tbk PT	10,561,668	124,126
*	KMI Wire & Cable Tbk PT	1,054,000	24,494
*	Kresna Graha Investama Tbk PT	3,259,900	36,986
	Link Net Tbk PT	609,400	193,878
*	Lippo Cikarang Tbk PT	1,120,710	72,214
*	Malindo Feedmill Tbk PT	443,300	22,074
*	Map Aktif Adiperkasa PT	71,000	8,030
	Mayora Indah Tbk PT	1,208,625	183,729
*	Media Nusantara Citra Tbk PT	2,172,600	118,702
*	Mega Manunggal Property Tbk PT	628,000	31,718
*	Merdeka Copper Gold Tbk PT	1,656,700	339,010
	Metrodata Electronics Tbk PT	487,100	88,574
*	Mitra Adiperkasa Tbk PT	4,877,000	209,163
	Mitra Keluarga Karyasehat Tbk PT	890,900	159,591
*	MNC Kapital Indonesia Tbk PT	9,817,500	79,422
*	MNC Land Tbk PT	6,034,000	43,826
*	MNC Sky Vision Tbk PT	269,000	7,318
*	MNC Vision Networks Tbk PT	7,599,700	131,378
	Nippon Indosari Corpindo Tbk PT	723,844	67,543
	Pabrik Kertas Tjiwi Kimia Tbk PT	355,500	167,710
*	Pacific Strategic Financial Tbk PT	1,366,900	78,890
*	Pakuwon Jati Tbk PT	3,237,400	89,605
*	Panin Financial Tbk PT	7,719,700	96,739
*	Paninvest Tbk PT	637,500	33,496
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,138,600	88,566
*	Pollux Properti Indonesia Tbk PT	109,700	26,677
*	Pool Advista Indonesia Tbk PT	350,400	227
*	PP Persero Tbk PT	1,298,742	75,515
	Puradelta Lestari Tbk PT	3,809,400	50,119
	Ramayana Lestari Sentosa Tbk PT	1,095,400	47,751
*	Rimo International Lestari Tbk PT	18,540,300	12,018
*	Salim Ivomas Pratama Tbk PT	1,609,400	49,632
*	Sampoerna Agro Tbk PT	487,800	63,441
	Sarana Menara Nusantara Tbk PT	5,323,400	539,249
	Sariguna Primatirta Tbk PT	1,449,700	45,901
	Sawit Sumbermas Sarana Tbk PT	1,413,000	81,633
	Selamat Sempurna Tbk PT	1,169,600	109,578
*	Sinar Mas Multiartha Tbk PT	16,500	12,241
*	Smartfren Telecom Tbk PT	4,611,400	47,802
	Sri Rejeki Isman Tbk PT	6,771,700	68,361
*	Sugih Energy Tbk PT	5,670,200	3,676
	Sumber Alfaria Trijaya Tbk PT	2,629,000	245,322

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Summarecon Agung Tbk PT	3,018,320	$156,659
*	Surya Citra Media Tbk PT	2,236,200	355,746
*	Surya Semesta Internusa Tbk PT	2,192,100	75,519
	Suryainti Permata Tbk PT	1,280,000	0
	Telkom Indonesia Persero Tbk PT, Sponsored ADR	72,771	1,626,432
	Tempo Scan Pacific Tbk PT	221,100	22,325
	Tower Bersama Infrastructure Tbk PT	1,996,300	443,406
*	Trada Alam Minera Tbk PT	12,608,800	8,173
	Transcoal Pacific Tbk PT	281,200	176,462
	Truba Alam Manuggal Engineering PT	3,328,000	0
	Tunas Baru Lampung Tbk PT	1,605,700	88,852
	Tunas Ridean Tbk PT	238,000	18,904
	Ultrajaya Milk Industry & Trading Co. Tbk PT	1,078,000	114,086
	Unilever Indonesia Tbk PT	1,284,700	375,242
	Vale Indonesia Tbk PT	469,900	178,729
*	Waskita Beton Precast Tbk PT	4,254,600	38,542
*	Waskita Karya Persero Tbk PT	1,355,243	82,026
	Wijaya Karya Beton Tbk PT	1,949,300	30,749
	Wijaya Karya Persero Tbk PT	1,331,249	84,766
	XL Axiata Tbk PT	1,581,900	294,486
TOTAL INDONESIA			21,652,060
MALAYSIA — (1.4%)
	Able Global Bhd	41,700	15,035
	Aeon Co. M Bhd	205,600	63,339
#	AEON Credit Service M Bhd	53,090	150,530
	AFFIN Bank Bhd	202,876	80,304
#*	AirAsia Group Bhd	354,400	68,847
	Ajinomoto Malaysia Bhd	6,100	22,946
	Alliance Bank Malaysia Bhd	349,000	197,506
	Allianz Malaysia Bhd	22,600	68,291
	AMMB Holdings Bhd	609,875	411,855
*	Asia Poly Holdings Bhd	251,300	13,980
#	Astro Malaysia Holdings Bhd	208,900	51,974
	ATA IMS Bhd	15,600	9,143
	Axiata Group Bhd	768,048	679,078
	Batu Kawan Bhd	34,000	157,106
*	Bermaz Auto Bhd	37,200	13,307
	BIMB Holdings Bhd	172,031	152,774
#*	Boustead Holdings Bhd	238,660	33,677
#	Boustead Plantations Bhd	198,360	27,289
#*	Bumi Armada Bhd	1,250,300	125,675
	Bursa Malaysia Bhd	161,500	291,049
#	Cahya Mata Sarawak Bhd	262,400	69,655
	Can-One Bhd	42,900	30,303
	Careplus Group BHD	59,700	24,570
	CB Industrial Product Holding Bhd	146,080	43,250
	CIMB Group Holdings Bhd	788,183	830,591
#	Comfort Glove Bhd	111,900	49,341
	CSC Steel Holdings Bhd	55,500	17,888
*	Cypark Resources Bhd	141,900	29,936
	D&O Green Technologies Bhd	300,800	378,019
	Daibochi Bhd	18,200	9,313
#	Datasonic Group Bhd	391,900	42,741
*	Dayang Enterprise Holdings Bhd	244,545	61,884
#	Dialog Group Bhd	631,314	411,363
	DiGi.Com Bhd	532,100	523,587
#	DRB-Hicom Bhd	379,000	149,882
	Dufu Technology Corp. Bhd	87,700	93,542

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Duopharma Biotech Bhd	132,586	$89,866
	Dutch Lady Milk Industries Bhd	6,400	50,203
	Eco World Development Group Bhd	213,400	35,144
	Eco World International Bhd	102,000	12,205
*	Econpile Holdings Bhd	91,700	8,476
	Ekovest BHD	546,150	52,425
	Formosa Prosonic Industries Bhd	33,300	20,801
#	Fraser & Neave Holdings Bhd	38,300	225,185
	Frontken Corp. Bhd	289,050	222,653
	Gadang Holdings Bhd	227,100	20,183
*	Gamuda Bhd	404,248	268,263
#	Gas Malaysia Bhd	57,400	36,064
	Genting Plantations Bhd	70,800	110,711
	George Kent Malaysia Bhd	175,200	29,062
	Globetronics Technology Bhd	206,666	103,840
#	Guan Chong Bhd	210,000	139,354
	Hai-O Enterprise Bhd	94,811	45,168
#	HAP Seng Consolidated Bhd	250,620	457,408
#	Hartalega Holdings Bhd	278,800	465,197
#	Hengyuan Refining Co. Bhd	63,600	65,012
	HeveaBoard Bhd	108,600	11,711
	Hextar Global Bhd	111,520	31,731
#	Hiap Teck Venture Bhd	583,500	69,883
#	Hong Leong Bank Bhd	44,590	190,236
	Hong Leong Financial Group Bhd	58,613	239,265
	Hong Leong Industries Bhd	26,900	57,914
	Hup Seng Industries Bhd	164,800	37,473
*	IGB Bhd	63,886	29,394
	IJM Corp. Bhd	936,314	410,578
	IJM Plantations Bhd	85,300	61,619
	Inari Amertron Bhd	460,263	363,487
	Insas Bhd	133,113	27,752
#	IOI Corp. Bhd	380,105	328,738
	IOI Properties Group Bhd	363,910	97,529
*	Iskandar Waterfront City Bhd	289,100	26,055
#*	JAKS Resources Bhd	479,980	55,748
#*	Jaya Tiasa Holdings Bhd	239,505	34,877
*	JCY International Bhd	229,900	18,828
#	JHM Consolidation Bhd	82,400	44,540
	Kelington Group Bhd	41,800	12,275
	Kenanga Investment Bank Bhd	159,100	47,929
	Kerjaya Prospek Group Bhd	145,309	40,617
	Kim Loong Resources Bhd	89,860	31,324
*	KNM Group Bhd	1,066,384	44,153
	Kretam Holdings Bhd	266,200	35,311
#	Kuala Lumpur Kepong Bhd	62,968	276,348
*	Land & General Bhd	960,740	27,369
*	LBS Bina Group Bhd	271,672	28,674
	Leong Hup International Bhd	466,700	76,307
	Lii Hen Industries Bhd	49,800	35,023
	Lingkaran Trans Kota Holdings Bhd	58,400	50,650
*	Lion Industries Corp. Bhd	117,900	15,091
	Lotte Chemical Titan Holding Bhd	194,676	120,861
#	LPI Capital Bhd	63,200	207,379
	Luxchem Corp. Bhd	106,800	18,218
	Magni-Tech Industries Bhd	96,933	50,099
#	Mah Sing Group Bhd	476,152	95,511
#	Malayan Banking Bhd	631,209	1,198,461
	Malayan Flour Mills Bhd	285,450	52,080

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#*	Malaysia Airports Holdings Bhd	304,367	$417,036
	Malaysia Building Society Bhd	727,395	100,879
*	Malaysian Bulk Carriers Bhd	131,600	20,725
	Malaysian Pacific Industries Bhd	28,663	302,276
	Malaysian Resources Corp. Bhd	993,988	90,700
	Matrix Concepts Holdings Bhd	335,750	159,181
#	Maxis Bhd	392,700	396,538
	MBM Resources BHD	60,030	44,683
	Mega First Corp. Bhd	216,400	181,876
	Mi Technovation Bhd	27,400	25,270
	MKH Bhd	164,215	49,422
#	MMC Corp. Bhd	193,900	80,435
#	MNRB Holdings Bhd	139,467	42,688
*	MPHB Capital Bhd	107,100	36,777
#	Muda Holdings Bhd	68,500	44,962
	Muhibbah Engineering M Bhd	112,100	24,172
*	Mulpha International Bhd	55,520	27,516
#	My EG Services Bhd	641,730	252,507
	N2N Connect Bhd	52,500	9,584
*	Notion VTEC Bhd	77,100	10,795
	NTPM Holdings Bhd	103,400	12,235
#	Oriental Holdings BHD	109,500	131,790
	OSK Holdings Bhd	402,764	80,728
	Padini Holdings Bhd	161,300	107,414
	Panasonic Manufacturing Malaysia Bhd	3,400	25,956
	Pantech Group Holdings Bhd	219,367	26,763
	Paramount Corp. Bhd	122,940	22,880
	Pentamaster Corp. Bhd	145,200	182,297
	Perak Transit Bhd	187,900	27,388
#	PESTECH International Bhd	51,000	10,696
	Petron Malaysia Refining & Marketing Bhd	41,100	40,380
	PIE Industrial Bhd	62,100	44,148
#*	Pos Malaysia Bhd	137,200	25,205
	PPB Group Bhd	72,360	310,236
	Press Metal Aluminium Holdings Bhd	435,000	496,902
	Public Bank Bhd	2,521,950	2,379,204
	QL Resources Bhd	274,806	368,012
	Ranhill Utilities Bhd	209,936	34,076
	RCE Capital Bhd	23,900	15,524
*	Revenue Group Bhd	45,100	20,102
	RHB Bank Bhd	378,947	459,022
*	Rimbunan Sawit Bhd	245,300	13,377
#*	Rubberex Corp. M Bhd	139,900	28,018
	Sam Engineering & Equipment M Bhd	16,800	42,999
*	Sapura Energy Bhd	2,326,211	68,781
#	Sarawak Oil Palms Bhd	57,114	46,985
	SCGM Bhd	27,600	15,173
#	Scientex Bhd	281,900	279,346
#	Serba Dinamik Holdings Bhd	597,030	55,815
*	Shangri-La Hotels Malaysia Bhd	63,400	53,585
#	Sime Darby Plantation Bhd	339,449	273,422
	Sime Darby Property Bhd	889,900	127,700
#	SKP Resources Bhd	282,000	111,007
*	SP Setia Bhd Group	534,168	130,248
	Sunway Construction Group Bhd	101,010	37,820
#	Supermax Corp. Bhd	458,443	355,278
	Suria Capital Holdings Bhd	21,720	5,405
	Syarikat Takaful Malaysia Keluarga Bhd	142,700	145,704
	Ta Ann Holdings Bhd	84,726	51,783

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Taliworks Corp. Bhd	77,900	$15,691
	Tan Chong Motor Holdings Bhd	103,100	28,841
	Telekom Malaysia Bhd	227,360	320,039
	Tenaga Nasional Bhd	263,000	600,800
	Thong Guan Industries Bhd	61,000	36,147
	TIME dotCom Bhd	83,400	284,567
*	Tropicana Corp. Bhd	175,028	37,696
#	TSH Resources Bhd	182,600	44,629
*	Tune Protect Group Bhd	184,300	17,699
	Uchi Technologies Bhd	152,170	111,854
*	UEM Edgenta Bhd	103,000	38,809
#*	UEM Sunrise Bhd	701,564	64,018
#	UMW Holdings Bhd	120,900	82,799
#	United Malacca Bhd	20,100	24,215
	United Plantations Bhd	34,600	111,405
	UOA Development Bhd	296,600	111,664
*	Velesto Energy Bhd	1,498,935	49,603
	ViTrox Corp. Bhd	41,100	184,028
	VS Industry Bhd	582,100	190,287
*	WCE Holdings Bhd	204,500	20,114
*	WCT Holdings Bhd	392,235	48,335
	Wellcall Holdings Bhd	218,950	51,633
	Westports Holdings Bhd	204,500	196,782
#	Yinson Holdings Bhd	262,900	297,883
	YNH Property Bhd	197,408	126,347
*	YTL Corp. Bhd	1,437,187	212,936
TOTAL MALAYSIA			24,748,075
MEXICO — (2.0%)
#	Alfa S.A.B. de C.V., Class A	1,529,960	1,157,486
	Alpek S.A.B. de C.V.	223,100	276,714
#*	Alsea S.A.B. de C.V.	220,241	444,327
*	Alterna Asesoria Internacional S.A.B. de C.V.	9,800	655
#	America Movil S.A.B. de C.V.	3,334,665	2,789,183
	America Movil S.A.B. de C.V., Sponsored ADR, Class L	116,929	1,946,868
	Arca Continental S.A.B. de C.V.	65,357	398,881
#*	Axtel S.A.B. de C.V.	509,618	129,285
	Banco del Bajio SA	219,757	392,347
	Bolsa Mexicana de Valores S.A.B. de C.V.	179,846	368,975
	Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR	9,936	562,079
*	Consorcio ARA S.A.B. de C.V.	285,651	67,731
#*	Controladora Nemak SAB de C.V.	1,529,960	245,946
*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A	248,143	547,987
	Corp. Actinver S.A.B. de C.V., Class B	9,800	4,775
	Corp. Inmobiliaria Vesta S.A.B. de C.V.	175,702	345,027
	Corp. Moctezuma S.A.B. de C.V.	87,200	260,686
*	Credito Real S.A.B. de C.V. Sofom ER	81,877	70,951
	El Puerto de Liverpool S.A.B. de C.V., Class C1	41,812	198,072
#*	Empresas ICA S.A.B. de C.V.	72,400	349
*	Financiera Independencia S.A.B. de C.V. SOFOM ENR	10,724	4,229
#	Fomento Economico Mexicano S.A.B. de C.V.	212,123	1,848,940
*	Gentera S.A.B. de C.V.	386,999	225,128
#	Gruma S.A.B. de C.V., Class B	76,092	820,389
*	Grupo Aeroportuario del Centro Norte S.A.B. de C.V., Class B	57,126	348,043
	Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR	1,244	142,699
	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	51,732	591,769
*	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	1,441	261,138
*	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	10,582	191,469
#	Grupo Bimbo S.A.B. de C.V., Class A	435,528	1,000,306

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
#	Grupo Carso S.A.B. de C.V.	90,536	$293,536
	Grupo Comercial Chedraui S.A. de C.V.	191,976	305,522
#	Grupo Elektra S.A.B. de C.V.	21,220	1,721,393
	Grupo Financiero Banorte S.A.B. de C.V., Class O	533,635	3,452,256
*	Grupo Financiero Inbursa S.A.B. de C.V., Class O	415,658	400,284
*	Grupo GICSA SAB de C.V.	209,490	34,623
#	Grupo Herdez S.A.B. de C.V.	63,798	133,645
*	Grupo Hotelero Santa Fe S.A.B. de C.V.	21,807	5,423
	Grupo Industrial Saltillo S.A.B. de C.V.	99,146	146,929
*	Grupo KUO S.A.B. de C.V.	28,600	67,526
	Grupo Lala S.A.B. de C.V.	201,642	165,011
*	Grupo Pochteca S.A.B. de C.V.	35,990	14,825
#	Grupo Rotoplas S.A.B. de C.V.	62,409	101,297
*	Grupo Sanborns S.A.B. de C.V.	147,588	150,099
*	Grupo Simec S.A.B. de C.V., Sponsored ADR	2,821	65,786
*	Grupo Simec S.A.B. de C.V., Class B	38,410	312,586
#	Grupo Televisa S.A.B.	861,027	2,332,694
#*	Grupo Traxion S.A.B. de C.V.	60,930	113,864
*	Hoteles City Express S.A.B. de C.V.	142,008	48,867
	Industrias Bachoco S.A.B. de C.V., Sponsored ADR	1,286	56,443
	Industrias Bachoco S.A.B. de C.V.	47,016	171,236
*	Industrias CH S.A.B. de C.V.	98,329	879,151
*	Industrias Penoles S.A.B. de C.V.	46,782	655,823
	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	330,498	535,936
#	La Comer S.A.B. de C.V.	252,317	505,743
	Megacable Holdings S.A.B. de C.V.	294,859	1,038,348
#*	Minera Frisco S.A.B. de C.V., Class A1	658,986	151,287
#*	Nemak S.A.B. de C.V.	307,423	103,781
	Orbia Advance Corp. S.A.B. de C.V.	552,082	1,504,575
	Organizacion Cultiba S.A.B. de C.V.	24,314	13,594
*	Organizacion Soriana S.A.B. de C.V., Class B	220,844	210,901
	Promotora y Operadora de Infraestructura S.A.B. de C.V.	54,003	407,852
	Promotora y Operadora de Infraestructura S.A.B. de C.V., Class L	11,087	57,367
#	Qualitas Controladora S.A.B. de C.V.	67,298	326,986
#	Regional S.A.B. de C.V.	145,986	905,636
#*	Telesites S.A.B. de C.V.	469,239	390,360
#*	Unifin Financiera S.A.B. de C.V.	136,743	199,211
	Vitro S.A.B. de C.V.	86,697	119,770
#	Wal-Mart de Mexico S.A.B. de C.V.	744,463	2,452,591
TOTAL MEXICO			36,195,191
PERU — (0.1%)
*	Aenza SAA, Sponsored ADR	16,672	29,009
	Cementos Pacasmayo SAA, ADR	7,300	45,114
*	Cia de Minas Buenaventura SAA, ADR	15,794	130,459
*	Credicorp, Ltd.	11,615	1,172,650
*	Fossal SAA, ADR	455	0
TOTAL PERU			1,377,232
PHILIPPINES — (0.7%)
*	8990 Holdings, Inc.	218,000	31,577
	Aboitiz Equity Ventures, Inc.	397,870	299,250
	AC Energy Corp.	942,508	151,372
*	Apex Mining Co., Inc.	1,427,000	47,116
*	Atlas Consolidated Mining & Development Corp.	168,700	22,842
	Ayala Corp.	21,966	320,880
	Ayala Land, Inc.	718,360	470,606
*	AyalaLand Logistics Holdings Corp.	612,000	48,983

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Bank of the Philippine Islands	406,765	$655,946
	BDO Unibank, Inc.	534,078	1,090,484
*	Cebu Air, Inc.	137,560	121,464
	Cebu Landmasters, Inc.	465,178	26,256
*	CEMEX Holdings Philippines, Inc.	1,500,499	36,340
	Century Pacific Food, Inc.	485,300	242,880
	Century Properties Group, Inc.	500,000	4,198
*	Chelsea Logistics and Infrastructure Holdings Corp.	112,100	5,941
	China Banking Corp.	341,837	168,166
	Cosco Capital, Inc.	842,900	82,653
	D&L Industries, Inc.	998,700	159,967
*	DITO CME Holdings Corp.	96,200	13,293
*	DoubleDragon Properties Corp.	395,590	80,021
	Eagle Cement Corp.	227,300	65,935
*	East West Banking Corp.	330,450	62,448
*	EEI Corp.	357,100	54,299
	Filinvest Development Corp.	301,500	46,637
	Filinvest Land, Inc.	4,402,000	97,854
	First Gen Corp.	204,200	118,514
	First Philippine Holdings Corp.	145,170	214,185
	Global Ferronickel Holdings, Inc.	762,228	36,666
	Globe Telecom, Inc.	7,210	268,430
	GT Capital Holdings, Inc.	25,989	282,734
	Holcim Philippines, Inc.	209,500	26,630
*	Integrated Micro-Electronics, Inc.	277,660	49,467
	International Container Terminal Services, Inc.	177,560	552,345
	JG Summit Holdings, Inc.	445,628	499,374
	Jollibee Foods Corp.	70,520	268,037
*	MacroAsia Corp.	115,740	10,392
	Manila Electric Co.	38,340	203,525
*	Manila Water Co., Inc.	615,600	199,591
*	Max's Group, Inc.	165,400	19,809
*	Megawide Construction Corp.	345,474	41,808
	Megaworld Corp.	3,476,600	193,093
	Metro Pacific Investments Corp.	2,599,000	181,976
	Metropolitan Bank & Trust Co.	387,635	333,446
	Nickel Asia Corp.	2,019,400	245,513
*	Petron Corp.	1,186,800	72,377
	Philex Mining Corp.	819,300	100,640
*	Philippine National Bank	176,952	71,189
	Philippine Seven Corp.	20,200	37,254
	Philippine Stock Exchange, Inc. (The)	5,304	23,814
*	Phoenix Petroleum Philippines, Inc.	189,140	48,988
*	Pilipinas Shell Petroleum Corp.	136,590	50,012
	PLDT, Inc., Sponsored ADR	8,914	218,215
	PLDT, Inc.	15,250	374,155
	PNB Holdings Corp.	27,762	177
	Puregold Price Club, Inc.	404,060	326,055
	RFM Corp.	532,000	47,058
	Rizal Commercial Banking Corp.	339,756	135,702
	Robinsons Land Corp.	1,287,566	414,955
	Robinsons Retail Holdings, Inc.	199,270	214,238
	Security Bank Corp.	81,626	179,656
	Shakey's Pizza Asia Ventures, Inc.	93,500	14,030
	SM Investments Corp.	18,855	343,759
	SM Prime Holdings, Inc.	1,159,912	730,517
*	Top Frontier Investment Holdings, Inc.	10,142	27,828
	Union Bank of the Philippines	135,942	208,462
	Universal Robina Corp.	149,680	379,572

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Vista Land & Lifescapes, Inc.	2,375,400	$162,075
	Vistamalls, Inc.	82,400	6,344
	Wilcon Depot, Inc.	493,700	217,534
TOTAL PHILIPPINES			12,557,549
POLAND — (0.9%)
*	11 bit studios SA	557	69,375
	AB SA	2,958	44,792
*	Agora SA	20,446	50,133
*	Alior Bank SA	37,160	356,116
	Alumetal SA	2,578	40,022
	Amica SA	2,375	92,486
*	AmRest Holdings SE	21,102	143,660
	Apator SA	5,949	37,490
	Asseco Poland SA	17,927	373,117
	Asseco South Eastern Europe SA	2,098	21,717
	Auto Partner SA	13,949	47,411
*	Bank Handlowy w Warszawie SA	14,363	168,700
*	Bank Millennium SA	232,731	297,995
*	Bank Ochrony Srodowiska SA	16,059	32,511
*	Bank Polska Kasa Opieki SA	21,192	517,580
*	Benefit Systems SA	520	105,809
#*	Bioton SA	12,311	15,937
*	Boryszew SA	29,966	26,299
	Budimex SA	5,517	418,191
*	CCC SA	10,842	342,192
#	CD Projekt SA	5,232	251,945
	Celon Pharma SA	2,513	24,995
	Ciech SA	17,415	216,288
#*	Cognor Holding SA	45,353	45,230
	ComArch SA	1,340	94,942
	Cyfrowy Polsat SA	60,340	535,251
	Develia SA	151,167	133,014
*	Dino Polska SA	9,540	763,755
	Dom Development SA	4,063	147,336
#	Echo Investment SA	52,622	62,177
*	Erbud SA	1,283	28,946
	Fabryki Mebli Forte SA	8,318	124,026
*	Famur SA	138,692	79,311
	Firma Oponiarska Debica SA	1,289	27,232
*	Globe Trade Centre SA	52,134	89,568
*	Grupa Azoty Zaklady Chemiczne Police SA	3,091	9,912
	Grupa Kety SA	5,640	1,016,835
	Grupa Lotos SA	20,767	286,202
*	ING Bank Slaski SA	6,144	304,473
	Inter Cars SA	3,991	424,675
	Kernel Holding SA	31,600	437,196
	KGHM Polska Miedz SA	21,180	1,069,397
	KRUK SA	7,052	554,452
#	LiveChat Software SA	5,036	168,053
	LPP SA	235	845,265
#*	Mabion SA	1,857	30,315
*	mBank SA	3,413	284,042
	Mirbud SA	8,415	10,117
	Neuca SA	710	162,156
*	Orange Polska SA	201,667	400,578
	PlayWay SA	362	41,202
#*	Polimex-Mostostal SA	19,294	22,806
	Polski Koncern Naftowy Orlen SA	111,291	2,108,355

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
*	Powszechna Kasa Oszczednosci Bank Polski SA	98,168	$964,258
*	Powszechny Zaklad Ubezpieczen SA	52,039	507,478
*	Santander Bank Polska SA	5,452	362,897
	Stalexport Autostrady SA	50,770	49,007
	Tim SA	6,009	58,279
*	VRG SA	79,132	73,007
	Warsaw Stock Exchange	7,860	88,707
	Wawel SA	227	35,231
	Wirtualna Polska Holding SA	3,014	95,840
*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	1,294	11,157
TOTAL POLAND			16,247,441
QATAR — (0.7%)
	Aamal Co.	766,168	199,286
	Al Khaleej Takaful Group QSC	41,784	53,704
	Al Khalij Commercial Bank PQSC	395,392	235,503
	Al Meera Consumer Goods Co. QSC	34,089	187,954
	Alijarah Holding Co., QPSC	132,118	38,257
	Barwa Real Estate Co.	627,659	526,928
	Commercial Bank PSQC (The)	404,654	612,120
	Doha Bank QPSC	492,933	399,726
	Doha Insurance Co. QSC	74,765	39,358
*	Gulf International Services QSC	389,888	150,979
	Gulf Warehousing Co.	129,805	183,742
	Industries Qatar QSC	92,094	337,929
	Mannai Corp. QSC	102,244	104,375
	Masraf Al Rayan QSC	343,081	407,520
	Mazaya Real Estate Development QPSC	196,033	55,852
	Mesaieed Petrochemical Holding Co.	659,507	346,587
	Ooredoo QPSC	293,281	570,277
	Qatar Electricity & Water Co. QSC	96,353	437,629
*	Qatar First Bank	132,088	63,937
	Qatar Fuel QSC	74,549	367,418
	Qatar Gas Transport Co., Ltd.	565,871	471,075
	Qatar Industrial Manufacturing Co. QSC	29,447	22,965
*	Qatar Insurance Co. SAQ	512,719	350,809
	Qatar International Islamic Bank QSC	191,389	484,083
	Qatar Islamic Bank SAQ	237,978	1,124,750
	Qatar Islamic Insurance Group	20,761	47,202
	Qatar National Bank QPSC	750,701	3,746,519
	Qatar Navigation QSC	194,777	397,982
*	Salam International Investment, Ltd. QSC	347,600	83,906
	United Development Co. QSC	695,945	279,064
	Vodafone Qatar QSC	726,162	313,541
	Widam Food Co.	14,228	15,868
	Zad Holding Co.	25,345	107,775
TOTAL QATAR			12,764,620
RUSSIA — (0.4%)
	Etalon Group P.L.C., GDR	31,518	51,788
	Etalon Group P.L.C., GDR	11,759	19,308
	Globaltrans Investment P.L.C., GDR	13,798	108,387
	Globaltrans Investment P.L.C., GDR	9,573	75,244
*	Mail.Ru Group, Ltd., GDR	1,271	26,298
*	Mail.Ru Group, Ltd., GDR	11,107	230,359
	Mobile TeleSystems PJSC, Sponsored ADR	64,172	551,238
	PhosAgro PJSC, GDR	20,186	384,106
	PhosAgro PJSC, GDR	416	7,916

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
RUSSIA — (Continued)
	Polyus PJSC, GDR	5,449	$524,739
	QIWI P.L.C., Sponsored ADR	5,301	54,070
	Ros Agro P.L.C., GDR	818	11,897
	Ros Agro P.L.C., GDR	7,201	104,991
	Rostelecom PJSC, Sponsored ADR	12,066	94,416
	Rostelecom PJSC, Sponsored ADR	19,115	149,935
	Sberbank of Russia PJSC, Sponsored ADR	211,733	3,523,553
	Sberbank of Russia PJSC, Sponsored ADR	13,543	225,220
*	VEON, Ltd., ADR	105,857	185,250
	VTB Bank PJSC, GDR	171,074	223,056
	VTB Bank PJSC, GDR	299,186	390,737
	X5 Retail Group NV, GDR	16,519	534,785
	X5 Retail Group NV, GDR	21	680
TOTAL RUSSIA			7,477,973
SAUDI ARABIA — (2.4%)
	Abdullah Al Othaim Markets Co.	12,608	396,728
	Advanced Petrochemical Co.	22,662	448,305
*	Al Alamiya for Cooperative Insurance Co.	1,515	13,224
	Al Babtain Power & Telecommunication Co.	8,573	92,238
*	Al Etihad Cooperative Insurance Co.	9,645	62,503
*	Al Hassan Ghazi Ibrahim Shaker Co.	13,139	114,836
	Al Khaleej Training and Education Co.	10,341	81,886
	Al Moammar Information Systems Co.	4,167	171,361
	Al Rajhi Bank	179,103	5,298,805
*	Al Rajhi Co. for Co-operative Insurance	6,307	154,184
	Al Yamamah Steel Industries Co.	9,092	130,779
*	AlAbdullatif Industrial Investment Co.	10,114	95,781
*	Alahli Takaful Co.	2,213	22,699
	Alandalus Property Co.	10,856	87,758
	Aldrees Petroleum and Transport Services Co.	12,966	235,793
	Alinma Bank	215,971	1,249,799
*	AlJazira Takaful Ta'awuni Co.	2,670	22,594
*	Allianz Saudi Fransi Cooperative Insurance Co.	8,344	59,486
	Almarai Co. JSC	65,716	1,030,922
	Arab National Bank	35,463	212,560
	Arabian Centres Co., Ltd.	29,169	197,437
	Arabian Pipes Co.	8,343	47,413
*	Arabian Shield Cooperative Insurance Co.	7,704	49,145
	Arriyadh Development Co.	42,942	329,289
*	Aseer Trading Tourism & Manufacturing Co.	22,692	157,989
	Astra Industrial Group	17,742	222,211
*	AXA Cooperative Insurance Co.	8,333	95,240
*	Bank AlBilad	92,276	902,727
*	Bank Al-Jazira	162,184	836,692
	Banque Saudi Fransi	32,680	322,724
*	Basic Chemical Industries, Ltd.	4,880	54,079
*	Batic Investments and Logistic Co.	3,562	37,575
	Bawan Co.	8,435	89,598
	Bupa Arabia for Cooperative Insurance Co.	13,142	483,261
	Co. for Cooperative Insurance (The)	16,338	367,508
*	Dar Al Arkan Real Estate Development Co.	226,317	635,350
*	Dur Hospitality Co.	14,397	131,005
	Electrical Industries Co.	7,487	69,368
	Etihad Etisalat Co.	168,920	1,450,823
	Fitaihi Holding Group	4,845	44,257
	Hail Cement Co.	22,503	114,585
	Halwani Brothers Co.	4,663	129,611
	Herfy Food Services Co.	7,846	139,820

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Jarir Marketing Co.	10,988	$589,396
*	Jazan Energy and Development Co.	5,245	37,307
*	Leejam Sports Co. JSC	5,274	105,425
	Maharah Human Resources Co., Ltd.	4,256	86,930
*	Malath Cooperative Insurance Co.	4,696	42,695
*	Mediterranean & Gulf Insurance & Reinsurance Co. (The)	10,718	72,072
*	Methanol Chemicals Co.	9,614	77,440
*	Middle East Paper Co.	13,506	136,737
*	Mobile Telecommunications Co. Saudi Arabia	197,160	745,755
*	Nama Chemicals Co.	2,809	36,169
*	National Agriculture Development Co. (The)	21,050	220,101
*	National Co., for Glass Manufacturing (The)	5,644	64,044
	National Co., for Learning & Education	1,983	33,101
	National Gas & Industrialization Co.	11,325	135,226
	National Petrochemical Co.	5,749	71,048
*	Rabigh Refining & Petrochemical Co.	62,502	430,430
	Riyad Bank	150,826	1,055,582
	SABIC Agri-Nutrients Co.	37,582	1,284,546
	Sahara International Petrochemical Co.	122,085	1,090,818
*	Saudi Arabian Mining Co.	84,024	1,561,187
	Saudi Automotive Services Co.	12,855	123,992
	Saudi Basic Industries Corp.	92,696	2,981,604
*	Saudi British Bank (The)	87,306	716,829
*	Saudi Ceramic Co.	14,500	238,124
	Saudi Co. For Hardware CJSC	4,603	87,282
*	Saudi Ground Services Co.	19,572	182,074
	Saudi Industrial Investment Group	62,946	620,245
	Saudi Industrial Services Co.	17,038	220,605
	Saudi Investment Bank (The)	19,509	89,776
*	Saudi Kayan Petrochemical Co.	252,581	1,303,347
*	Saudi Marketing Co.	8,115	82,331
	Saudi National Bank(The)	241,173	3,541,120
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	15,216	244,189
*	Saudi Printing & Packaging Co.	6,269	50,576
*	Saudi Public Transport Co.	15,572	112,179
*	Saudi Re for Cooperative Reinsurance Co.	18,263	89,129
*	Saudi Real Estate Co.	29,259	205,493
*	Saudi Research & Media Group	12,346	581,622
	Saudi Telecom Co.	97,132	3,467,419
	Saudia Dairy & Foodstuff Co.	6,262	286,498
	Savola Group (The)	87,288	999,571
*	Seera Group Holding	64,481	367,112
*	Takween Advanced Industries Co.	13,249	82,664
	Umm Al-Qura Cement Co.	12,006	105,958
	United Electronics Co.	9,584	342,667
	United International Transportation Co.	14,860	190,686
	United Wire Factories Co.	7,305	78,357
	Yanbu National Petrochemical Co.	38,974	709,899
	Zahrat Al Waha For Trading Co.	1,335	32,634
*	Zamil Industrial Investment Co.	12,402	134,671
TOTAL SAUDI ARABIA			43,034,610
SOUTH AFRICA — (4.3%)
*	Absa Group, Ltd.	234,869	2,185,062
	Adcock Ingram Holdings, Ltd.	25,740	78,613
	Advtech, Ltd.	247,145	242,930
	AECI, Ltd.	65,821	448,207
	Afrimat, Ltd.	27,124	109,308
	Alexander Forbes Group Holdings, Ltd.	384,032	92,338

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Allied Electronics Corp., Ltd., Class A	122,825	$88,859
	Alviva Holdings, Ltd.	81,663	73,046
	Anglo American Platinum, Ltd.	8,564	1,120,983
	AngloGold Ashanti, Ltd., Sponsored ADR	116,516	2,336,146
	Astral Foods, Ltd.	18,777	196,952
	AVI, Ltd.	118,005	583,852
	Barloworld, Ltd.	142,485	1,051,148
*	Bid Corp., Ltd.	58,034	1,274,655
	Bidvest Group, Ltd. (The)	91,585	1,249,417
*	Blue Label Telecoms, Ltd.	273,933	84,726
#*	Brait P.L.C.	400,143	78,254
	Capitec Bank Holdings, Ltd.	11,214	1,244,785
	Cashbuild, Ltd.	11,561	210,004
*	Caxton and CTP Publishers and Printers, Ltd.	26,485	14,798
*	City Lodge Hotels, Ltd.	225,748	61,530
	Clicks Group, Ltd.	62,983	1,140,187
	Coronation Fund Managers, Ltd.	95,431	315,359
*	Curro Holdings, Ltd.	74,110	59,582
	DataTec, Ltd.	132,136	212,322
	Dis-Chem Pharmacies, Ltd.	123,787	264,007
*	Discovery, Ltd.	141,756	1,136,462
	DRDGOLD, Ltd., Sponsored ADR	5,808	61,507
	DRDGOLD, Ltd.	17,125	17,814
*	EOH Holdings, Ltd.	18,622	8,250
*	Famous Brands, Ltd.	12,603	47,350
	FirstRand, Ltd.	1,422,065	5,275,207
*	Foschini Group, Ltd. (The)	191,222	2,018,490
	Gold Fields, Ltd., Sponsored ADR	353,103	3,467,471
*	Grand Parade Investments, Ltd.	131,391	25,993
*	Grindrod, Ltd.	242,330	73,541
	Harmony Gold Mining Co., Ltd.	110,175	451,738
	Harmony Gold Mining Co., Ltd., Sponsored ADR	152,302	624,438
	Hudaco Industries, Ltd.	13,408	117,235
	Impala Platinum Holdings, Ltd.	239,519	4,317,673
	Imperial Logistics, Ltd.	90,726	378,444
#	Investec, Ltd.	120,585	449,898
	Italtile, Ltd.	134,011	146,396
	JSE, Ltd.	25,545	178,693
*	KAP Industrial Holdings, Ltd.	1,092,139	295,114
	Kumba Iron Ore, Ltd.	13,334	707,426
	Lewis Group, Ltd.	42,685	112,074
*	Liberty Holdings, Ltd.	66,015	370,067
	Libstar Holdings, Ltd.	68,247	31,169
*	Long4Life, Ltd.	288,888	82,868
	Metair Investments, Ltd.	91,205	150,271
	MiX Telematics, Ltd., Sponsored ADR	8,700	116,232
	Momentum Metropolitan Holdings	542,261	711,705
	Motus Holdings, Ltd.	90,729	527,297
	Mpact, Ltd.	79,197	133,863
	Mr. Price Group, Ltd.	64,917	965,432
*	MTN Group, Ltd.	646,482	4,643,505
	MultiChoice Group, Ltd.	114,802	950,706
*	Murray & Roberts Holdings, Ltd.	144,674	98,366
*	Nampak, Ltd.	119,910	22,946
	Naspers, Ltd., Class N	31,546	6,087,754
*	Nedbank Group, Ltd.	139,773	1,616,008
	NEPI Rockcastle P.L.C.	131,010	887,465
	Ninety One, Ltd.	44,715	138,164
*	Northam Platinum, Ltd.	96,659	1,522,109

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Oceana Group, Ltd.	56,946	$242,843
	Old Mutual, Ltd.	1,571,674	1,386,247
*	Omnia Holdings, Ltd.	83,430	317,468
*	Pepkor Holdings, Ltd.	314,282	449,291
	Pick n Pay Stores, Ltd.	151,150	539,164
*	PPC, Ltd.	1,097,019	273,457
	PSG Group, Ltd.	51,805	268,580
	PSG Konsult, Ltd.	145,372	107,939
	Raubex Group, Ltd.	86,779	168,433
	RCL Foods, Ltd.	19,226	12,060
	Reunert, Ltd.	99,885	323,470
	RFG Holdings, Ltd.	55,653	46,291
	Royal Bafokeng Platinum, Ltd.	74,273	588,154
	Sanlam, Ltd.	538,325	2,127,706
*	Santam, Ltd.	17,149	293,329
*	Sappi, Ltd.	331,533	931,282
	Shoprite Holdings, Ltd.	131,169	1,437,021
	Sibanye Stillwater, Ltd.	376,417	1,640,498
	Sibanye Stillwater, Ltd., ADR	65,882	1,143,717
	SPAR Group, Ltd. (The)	65,997	828,223
*	Spur Corp., Ltd.	44,681	55,981
	Standard Bank Group, Ltd.	429,815	3,622,519
*	Steinhoff International Holdings NV	425,199	46,850
*	Super Group, Ltd.	241,374	525,053
*	Telkom SA SOC, Ltd.	160,497	464,689
#	Tiger Brands, Ltd.	57,359	755,194
	Transaction Capital, Ltd.	173,741	427,562
	Trencor, Ltd.	107,914	30,588
	Truworths International, Ltd.	143,597	606,405
	Vodacom Group, Ltd.	158,471	1,411,714
*	Wilson Bayly Holmes-Ovcon, Ltd.	22,138	166,758
*	Woolworths Holdings, Ltd.	328,378	1,253,091
TOTAL SOUTH AFRICA			76,275,788
SOUTH KOREA — (15.7%)
*	3S Korea Co., Ltd.	8,243	23,537
	ABco Electronics Co., Ltd.	3,678	26,249
*	Able C&C Co., Ltd.	2,437	19,017
	ABOV Semiconductor Co., Ltd.	4,484	55,828
*	Abpro Bio Co., Ltd.	45,652	46,322
*	Actoz Soft Co., Ltd.	1,928	19,724
*	Advanced Digital Chips, Inc.	15,357	14,984
	Advanced Nano Products Co., Ltd.	1,159	37,310
	Advanced Process Systems Corp.	4,776	124,566
	Aekyung Industrial Co., Ltd.	2,108	45,786
	Aekyung Petrochemical Co., Ltd.	8,325	94,939
*	AeroSpace Technology of Korea, Inc.	7,410	46,462
	AfreecaTV Co., Ltd.	3,846	443,543
*	Agabang&Company	7,026	37,138
	Ahn-Gook Pharmaceutical Co., Ltd.	3,399	38,480
	Ahnlab, Inc.	1,337	78,764
	AJ Networks Co., Ltd.	12,026	61,385
*	Ajin Industrial Co., Ltd.	15,410	47,261
	AK Holdings, Inc.	1,397	33,798
*	Alpha Holdings, Inc.	4,529	16,112
*	Alteogen, Inc.	3,774	263,020
*	ALUKO Co., Ltd.	15,161	62,900
*	Amicogen, Inc.	2,307	79,392
*	Aminologics Co., Ltd.	10,765	27,287

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Amorepacific Corp.	4,391	$846,470
	AMOREPACIFIC Group	7,575	379,685
*	Amotech Co., Ltd.	1,486	38,972
*	Anam Electronics Co., Ltd.	15,744	43,230
*	Ananti, Inc.	3,236	33,055
*	Anterogen Co., Ltd.	881	59,249
*	Apact Co., Ltd.	6,201	39,399
*	Aprogen Healthcare & Games, Inc.	25,054	19,079
*	Aprogen Medicines, Inc.	14,178	25,422
*	APS Holdings Corp.	5,383	91,386
*	Ascendio Co., Ltd.	4,051	8,530
*	Asia Business Daily Co., Ltd. (The)	4,913	20,314
	ASIA Holdings Co., Ltd.	388	43,742
	Asia Pacific Satellite, Inc.	1,533	21,168
	Asia Paper Manufacturing Co., Ltd.	1,813	85,131
*	Asiana Airlines, Inc.	5,570	87,581
*	A-Tech Solution Co., Ltd.	1,734	25,652
	Atinum Investment Co., Ltd.	13,201	49,343
	Aurora World Corp.	2,940	27,870
	Autech Corp.	2,334	27,120
	Avaco Co., Ltd.	3,893	43,597
	Avatec Co., Ltd.	1,270	24,423
	Baiksan Co., Ltd.	1,881	17,929
*	Barun Electronics Co., Ltd.	355	1,209
*	Barunson Entertainment & Arts Corp.	15,922	19,585
	Bcworld Pharm Co., Ltd.	1,425	23,917
*	Benoholdings, Inc.	3,330	18,834
	BGF Co., Ltd.	5,590	30,100
	BGF retail Co., Ltd.	2,241	315,075
	BH Co., Ltd.	6,594	110,082
*	BHI Co., Ltd.	4,633	21,750
*	Binex Co., Ltd.	5,448	89,534
	Binggrae Co., Ltd.	2,078	109,913
*	BioSmart Co., Ltd.	5,234	32,977
	BIT Computer Co., Ltd.	4,083	37,679
	Bixolon Co., Ltd.	6,510	33,236
*	Bluecom Co., Ltd.	6,343	59,048
	BNK Financial Group, Inc.	90,128	606,676
	Boditech Med, Inc.	5,648	109,750
	BoKwang Industry Co., Ltd.	5,306	33,239
	Bolak Co., Ltd.	8,270	17,861
	Bookook Securities Co., Ltd.	1,360	28,956
*	Bosung Power Technology Co., Ltd.	12,851	50,032
*	Bubang Co., Ltd.	6,068	17,377
	Bukwang Pharmaceutical Co., Ltd.	4,160	75,201
	Busan City Gas Co., Ltd.	1,237	65,792
	Busan Industrial Co., Ltd.	199	26,957
	BYC Co., Ltd.	105	36,153
*	BYON Co., Ltd.	11,067	12,624
	Byucksan Corp.	12,048	44,587
*	Cafe24 Corp.	2,651	73,229
*	CammSys Corp.	22,883	42,243
	Camus Engineering & Construction, Inc.	9,178	19,352
	Caregen Co., Ltd.	949	55,716
	Cell Biotech Co., Ltd.	1,443	24,574
*	Celltrion Healthcare Co., Ltd.	7,406	693,097
*	Celltrion Pharm, Inc.	1,774	214,758
	Changhae Ethanol Co., Ltd.	1,423	17,084
*	Charm Engineering Co., Ltd.	22,386	31,366

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Cheil Worldwide, Inc.	25,399	$535,028
	Chemtronics Co., Ltd.	5,669	113,427
*	Chemtros Co., Ltd.	6,553	41,004
	Cheryong Electric Co., Ltd.	2,732	16,641
	Chinyang Holdings Corp.	9,810	28,276
*	Choa Pharmaceutical Co.	4,050	17,444
	Chong Kun Dang Pharmaceutical Corp.	2,931	331,808
	Choong Ang Vaccine Laboratory	2,018	30,218
*	CHOROKBAEM Co Co., Ltd.	13,165	18,579
*	Chorokbaem Media Co., Ltd.	10,898	24,442
	Chosun Refractories Co., Ltd.	661	52,109
	Chunbo Co., Ltd.	757	148,853
	Chungdahm Learning, Inc.	2,075	61,514
*	CJ CGV Co., Ltd.	10,716	274,570
	CJ CheilJedang Corp.	3,636	1,478,221
	CJ Corp.	7,732	659,214
	CJ ENM Co., Ltd.	4,162	591,101
*	CJ Freshway Corp.	1,408	41,615
*	CJ Logistics Corp.	3,029	463,548
*	CJ Seafood Corp.	4,489	18,297
	CKD Bio Corp.	783	38,740
	Classys, Inc.	5,466	105,362
	Clean & Science Co., Ltd.	2,765	54,928
	CLIO Cosmetics Co., Ltd.	1,429	27,764
*	Cloud Air Co., Ltd.	9,318	17,653
*	CNT85, Inc.	341	81
*	CoAsia Corp.	4,262	37,918
*	CODI-M Co., Ltd.	66,320	17,632
	Com2uSCorp	2,914	288,454
	Commax Co., Ltd.	3,638	25,886
*	Comtec Systems Co., Ltd.	35,123	40,513
*	Coreana Cosmetics Co., Ltd.	6,531	26,968
*	Corentec Co., Ltd.	1,384	19,572
*	CORESTEM, Inc.	3,882	61,931
	Cosmax BTI, Inc.	1,847	28,328
*	COSMAX NBT, Inc.	1,521	13,356
*	Cosmax, Inc.	3,330	359,002
*	Cosmecca Korea Co., Ltd.	1,651	23,305
*	CosmoAM&T Co., Ltd.	3,311	121,829
*	Cosmochemical Co., Ltd.	1,788	20,497
	Coway Co., Ltd.	14,118	1,051,534
	Coweaver Co., Ltd.	2,317	18,634
	Cowell Fashion Co., Ltd.	17,951	113,657
*	Creative & Innovative System	9,155	93,516
	Crown Confectionery Co., Ltd.	1,634	17,761
	CROWNHAITAI Holdings Co., Ltd.	4,773	47,048
*	CrystalGenomics, Inc.	9,971	66,638
	CS Wind Corp.	3,114	222,981
*	CTC BIO, Inc.	3,110	25,642
	Cuckoo Holdings Co., Ltd.	516	57,492
	Cuckoo Homesys Co., Ltd.	2,455	96,674
*	Curexo, Inc.	4,984	40,939
*	Curo Co., Ltd.	45,137	23,216
*	CUROCOM Co., Ltd.	14,013	18,775
	Cymechs, Inc.	2,466	43,278
*	D&C Media Co., Ltd.	764	30,993
	D.I Corp.	6,060	47,688
*	DA Technology Co., Ltd.	1,531	8,366
	Dae Han Flour Mills Co., Ltd.	512	78,147

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Dae Hwa Pharmaceutical Co., Ltd.	3,709	$37,792
	Dae Hyun Co., Ltd.	11,147	27,218
	Dae Won Kang Up Co., Ltd.	18,032	63,923
*	Dae Yu Co., Ltd.	1,804	14,909
	Daea TI Co., Ltd.	4,431	27,401
	Daebongls Co., Ltd.	3,295	31,283
*	Daechang Co., Ltd.	19,501	43,731
	Daechang Forging Co., Ltd.	4,035	30,112
	Daedong Corp.	10,164	110,189
	Daeduck Co., Ltd.	8,237	55,683
	Daeduck Electronics Co., Ltd.	2,212	30,057
	Daehan Steel Co., Ltd.	7,550	143,447
*	Dae-Il Corp.	6,283	36,935
	Daejoo Electronic Materials Co., Ltd.	2,461	123,401
	Daejung Chemicals & Metals Co., Ltd.	967	21,357
	Daekyo Co., Ltd.	8,911	37,021
	Daelim B&Co Co., Ltd.	4,387	32,098
*	Daemyung Sonoseason Co., Ltd.	22,117	29,065
	Daesang Corp.	12,237	288,987
	Daesang Holdings Co., Ltd.	8,544	82,917
*	Daesung Eltec Co., Ltd.	21,022	22,710
	Daesung Energy Co., Ltd.	2,270	12,611
	Daesung Holdings Co., Ltd.	1,401	46,557
*	Daesung Industrial Co., Ltd.	9,382	40,331
*	Daesung Private Equity, Inc.	7,539	29,629
*	Daewon Cable Co., Ltd.	12,720	29,297
*	Daewon Media Co., Ltd.	965	28,735
	Daewon Pharmaceutical Co., Ltd.	6,371	87,638
	Daewon San Up Co., Ltd.	6,131	44,600
*	Daewoo Engineering & Construction Co., Ltd.	78,322	507,563
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	16,903	478,773
	Daewoong Co., Ltd.	3,533	113,778
	Daewoong Pharmaceutical Co., Ltd.	510	75,737
	Daihan Pharmaceutical Co., Ltd.	2,228	62,748
	Daishin Information & Communication	13,251	28,715
	Daishin Securities Co., Ltd.	11,010	171,656
*	Danal Co., Ltd.	5,215	34,067
	Danawa Co., Ltd.	2,714	71,026
	Daou Data Corp.	8,922	110,013
	Daou Technology, Inc.	15,049	349,801
*	Dasan Networks, Inc.	7,284	62,929
	Dawonsys Co., Ltd.	6,762	111,483
*	Dayou Automotive Seat Technology Co., Ltd.	37,134	44,574
*	Dayou Plus Co., Ltd.	20,668	26,499
	DB Financial Investment Co., Ltd.	12,275	72,672
	DB HiTek Co., Ltd.	13,737	731,055
	DB Insurance Co., Ltd.	25,381	1,261,053
*	DB, Inc.	53,148	57,655
	DCM Corp.	2,794	47,668
	Dentium Co., Ltd.	2,353	147,916
	Deutsch Motors, Inc.	11,957	91,787
*	Development Advance Solution Co., Ltd.	6,743	37,955
	Device ENG Co., Ltd.	704	23,128
*	Dexter Studios Co., Ltd.	3,547	35,345
	DGB Financial Group, Inc.	61,360	503,221
	DHP Korea Co., Ltd.	4,848	33,576
	DI Dong Il Corp.	734	192,792
	Digital Chosun Co., Ltd.	7,440	24,575
	Digital Daesung Co., Ltd.	6,012	46,060

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Digital Power Communications Co., Ltd.	8,405	$96,248
*	DIO Corp.	2,152	91,590
	Display Tech Co., Ltd.	696	3,523
	DL Construction Co., Ltd.	3,864	112,655
*	DL E&C Co., Ltd.	6,607	842,264
	DL Holdings Co., Ltd.	5,269	362,067
	DMS Co., Ltd.	10,092	73,562
	DNF Co., Ltd.	1,204	31,325
	Dohwa Engineering Co., Ltd.	3,073	24,204
	Dong A Eltek Co., Ltd.	5,016	54,576
	Dong Ah Tire & Rubber Co., Ltd.	2,864	30,659
	Dong-A Hwasung Co., Ltd.	1,885	22,354
	Dong-A ST Co., Ltd.	2,582	183,611
	Dong-Ah Geological Engineering Co., Ltd.	2,527	46,960
*	Dongbang Transport Logistics Co., Ltd.	10,852	59,637
	Dongbu Corp.	3,827	47,329
	Dongil Industries Co., Ltd.	397	37,655
	Dongjin Semichem Co., Ltd.	16,712	426,009
	Dongkoo Bio & Pharma Co., Ltd.	3,136	25,461
	DongKook Pharmaceutical Co., Ltd.	8,355	183,372
	Dongkuk Industries Co., Ltd.	19,628	65,152
	Dongkuk Steel Mill Co., Ltd.	32,777	605,009
	Dongkuk Structures & Construction Co., Ltd.	6,505	34,606
	Dongsuh Cos., Inc.	2,938	77,537
	Dongsung Chemical Co., Ltd.	11,591	61,144
	Dongsung Finetec Co., Ltd.	7,976	84,988
*	Dongsung Pharmaceutical Co., Ltd.	1,125	9,426
#*	Dongwha Enterprise Co., Ltd.	1,322	85,877
	Dongwha Pharm Co., Ltd.	8,291	105,902
	Dongwon Development Co., Ltd.	30,221	169,381
	Dongwon F&B Co., Ltd.	673	129,807
	Dongwon Industries Co., Ltd.	898	189,747
	Dongwon Systems Corp.	2,368	88,887
	Dongyang E&P, Inc.	3,315	52,629
*	Dongyang Steel Pipe Co., Ltd.	18,247	29,071
*	Doosan Bobcat, Inc.	16,905	679,053
	Doosan Co., Ltd.	2,583	217,647
#*	Doosan Fuel Cell Co., Ltd.	6,264	267,723
*	Doosan Heavy Industries & Construction Co., Ltd.	52,067	984,767
*	Doosan Infracore Co., Ltd.	16,913	237,561
	DoubleUGames Co., Ltd.	4,310	228,259
	Douzone Bizon Co., Ltd.	4,017	292,499
	DRB Holding Co., Ltd.	3,863	24,769
*	Dream Security Co., Ltd.	2,191	10,140
	Dreamtech Co., Ltd.	8,387	92,735
*	Dreamus Co.	2,691	12,797
	Drgem Corp.	1,032	11,730
*	DSK Co., Ltd.	3,466	32,312
	DTR Automotive Corp.	2,675	92,861
*	Duksan Hi-Metal Co., Ltd.	816	11,205
*	Duksan Neolux Co., Ltd.	2,327	124,037
	Duksung Co., Ltd.	1,951	38,806
	DY Corp.	8,382	41,832
	DY POWER Corp.	3,899	57,068
	DYPNF Co., Ltd.	889	30,692
*	E Investment&Development Co., Ltd.	135,497	62,452
*	E&M Co., Ltd. (The)	22,598	19,174
	E1 Corp.	494	24,040
	Eagle Veterinary Technology Co., Ltd.	2,897	21,293

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Eagon Industrial, Ltd.	2,383	$31,725
	Easy Bio, Inc.	7,041	41,394
	Easy Holdings Co., Ltd.	8,500	38,099
	eBEST Investment & Securities Co., Ltd.	4,311	33,139
	Echo Marketing, Inc.	5,078	111,526
*	EcoBio Holdings Co., Ltd.	2,467	20,595
#	Ecopro BM Co., Ltd.	584	147,219
	Ecopro Co., Ltd.	4,371	273,903
*	Ecopro HN Co., Ltd.	3,577	332,472
	e-Credible Co., Ltd.	1,402	25,423
	Eehwa Construction Co., Ltd.	2,332	16,373
*	EG Corp.	493	5,735
*	Ehwa Technologies Information Co., Ltd.	24,045	47,844
	Elentec Co., Ltd.	6,192	39,365
	e-LITECOM Co., Ltd.	4,512	39,680
	E-MART, Inc.	4,648	681,753
*	EMKOREA Co., Ltd.	8,717	37,529
*	EM-Tech Co., Ltd.	2,427	44,773
*	EMW Co., Ltd.	3,658	1,658
	ENF Technology Co., Ltd.	5,308	158,215
*	Enplus Co., Ltd.	4,630	15,380
	Eo Technics Co., Ltd.	2,029	204,587
	Estechpharma Co., Ltd.	2,989	31,375
	Eugene Corp.	28,810	134,456
	Eugene Investment & Securities Co., Ltd.	20,930	73,066
	Eugene Technology Co., Ltd.	1,902	75,502
	Eusu Holdings Co., Ltd.	6,956	38,969
*	EV Advanced Material Co., Ltd.	4,951	22,377
*	E-World	14,086	41,974
*	Exax, Inc.	15,515	32,320
*	Exem Co., Ltd.	3,347	14,143
	Exicon Co., Ltd.	3,477	44,278
*	F&F Co., Ltd.	1,149	599,200
	F&F Holdings Co., Ltd.	1,160	37,649
	Farmsco	6,812	42,699
	FarmStory Co., Ltd.	9,843	23,454
	Fila Holdings Corp.	16,201	736,361
	Fine Semitech Corp.	2,544	58,751
*	Fine Technix Co., Ltd.	9,830	73,325
*	FNC Entertainment Co., Ltd.	1,512	7,916
*	Foosung Co., Ltd.	11,511	132,485
	Fursys, Inc.	1,797	56,108
*	Futurestream Networks Co., Ltd.	19,143	18,703
*	G.U.ON Co., Ltd.	6,187	2,269
	Gabia, Inc.	4,174	58,265
*	Gamevil, Inc.	1,925	59,209
	Gaon Cable Co., Ltd.	1,471	44,055
*	Gemvaxlink Co., Ltd.	20,694	31,453
*	Genematrix, Inc.	3,848	41,598
*	Genexine, Inc.	1,160	84,512
*	Genie Music Corp.	5,644	30,684
*	GenoFocus, Inc.	2,897	21,801
	Genoray Co., Ltd.	4,726	41,372
	Geumhwa PSC Co., Ltd.	1,261	36,318
*	Gigalane Co., Ltd.	11,619	23,796
	Global Standard Technology Co., Ltd.	1,315	34,542
*	GMB Korea Corp.	4,841	28,686
	GnCenergy Co., Ltd.	2,482	11,884
*	GNCO Co., Ltd.	25,842	22,702

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	GOLFZON Co., Ltd.	1,742	$227,926
	Golfzon Newdin Holdings Co., Ltd.	11,819	94,519
*	Good People Co., Ltd.	8,494	5,843
	Green Cross Cell Corp.	1,099	37,903
	Green Cross Corp.	585	148,840
	Green Cross Holdings Corp.	3,122	85,695
	Green Cross LabCell Corp.	1,012	85,120
*	Green Cross Medical Science Corp.	2,202	21,400
	GS Engineering & Construction Corp.	23,709	909,341
*	GS Global Corp.	28,138	66,399
	GS Holdings Corp.	19,637	731,090
	GS Retail Co., Ltd.	18,828	578,245
	Gwangju Shinsegae Co., Ltd.	320	51,641
	Hae In Corp.	3,104	18,140
	HAESUNG DS Co., Ltd.	3,958	151,150
	Haitai Confectionery & Foods Co., Ltd.	2,525	22,424
	Halla Corp.	12,823	62,469
	Halla Holdings Corp.	2,959	118,507
*	Han Chang Corp.	24,990	38,764
	Han Kuk Carbon Co., Ltd.	9,638	97,439
	Hana Financial Group, Inc.	65,507	2,471,475
*	Hana Micron, Inc.	11,094	151,730
	Hana Pharm Co., Ltd.	1,093	20,452
*	Hanall Biopharma Co., Ltd.	1,558	30,126
	HanChang Paper Co., Ltd.	7,808	16,723
*	Hancom, Inc.	4,790	98,141
	Handok, Inc.	4,481	103,956
	Handsome Co., Ltd.	7,877	268,618
	Hanil Holdings Co., Ltd.	4,390	51,386
	Hanil Hyundai Cement Co., Ltd.	1,038	33,044
*	Hanjin Heavy Industries & Construction Co., Ltd.	4,922	34,254
*	Hanjin Heavy Industries & Construction Holdings Co., Ltd.	4,693	22,890
*	Hanjin Kal Corp.	1,704	96,310
	Hanjin Transportation Co., Ltd.	3,571	126,884
	Hankook Shell Oil Co., Ltd.	357	85,071
	Hankook Tire & Technology Co., Ltd.	30,289	1,274,875
	Hanmi Semiconductor Co., Ltd.	7,872	251,326
	HanmiGlobal Co., Ltd.	3,314	32,321
	Hanon Systems	40,484	550,468
*	Hans Biomed Corp.	1,476	20,697
	Hansae Co., Ltd.	7,886	144,023
	Hansae Yes24 Holdings Co., Ltd.	6,281	60,374
	Hanshin Construction	5,084	101,740
	Hanshin Machinery Co.	11,420	37,603
	Hansol Chemical Co., Ltd.	2,621	610,290
	Hansol Holdings Co., Ltd.	12,184	46,532
*	Hansol HomeDeco Co., Ltd.	30,820	62,244
	Hansol Paper Co., Ltd.	11,350	158,077
*	Hansol Technics Co., Ltd.	9,667	69,761
	Hanssem Co., Ltd.	2,318	242,145
*	Hanwha General Insurance Co., Ltd.	37,235	149,857
*	Hanwha Investment & Securities Co., Ltd.	36,287	145,711
	Hanwha Life Insurance Co., Ltd.	130,821	386,430
*	Hanwha Solutions Corp.	43,211	1,470,485
	Hanyang Eng Co., Ltd.	6,152	90,536
	Hanyang Securities Co., Ltd.	5,181	71,201
*	Harim Co., Ltd.	8,916	24,632
	Harim Holdings Co., Ltd.	11,610	98,964
*	HB SOLUTION Co., Ltd.	481	12,072

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	HB Technology Co., Ltd.	22,960	$62,182
	HDC Holdings Co., Ltd.	1,751	18,593
	HDC Hyundai Development Co. Engineering & Construction, Class E	14,561	393,631
	HDC Hyundai Engineering Plastics Co., Ltd.	4,988	25,590
*	Helixmith Co., Ltd.	6,464	158,598
*	Heungkuk Fire & Marine Insurance Co., Ltd.	34,883	125,681
*	HFR, Inc.	790	15,354
	High Tech Pharm Co., Ltd.	1,223	19,102
	HIMS Co., Ltd.	1,778	17,119
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	12,765	66,073
*	HLB Life Science Co., Ltd.	14,982	136,895
*	HLB, Inc.	8,533	267,897
	HLscience Co., Ltd.	625	21,653
#*	HMM Co., Ltd.	48,563	1,691,746
*	Homecast Co., Ltd.	8,164	28,073
	Hotel Shilla Co., Ltd.	2,379	193,613
	HS Industries Co., Ltd.	19,339	123,410
*	HSD Engine Co., Ltd.	7,890	58,426
	Huchems Fine Chemical Corp.	6,389	136,326
*	Hugel, Inc.	924	192,548
*	Humasis Co., Ltd.	9,450	149,576
*	Humax Co., Ltd.	14,260	64,299
	Humedix Co., Ltd.	1,789	52,225
	Huons Co., Ltd.	2,850	150,311
	Huons Global Co., Ltd.	2,121	120,349
	Huvis Corp.	8,020	82,347
	Huvitz Co., Ltd.	4,994	41,158
	Hwa Shin Co., Ltd.	10,954	93,815
	Hwacheon Machine Tool Co., Ltd.	515	16,593
*	Hwail Pharm Co., Ltd.	5,889	18,445
	Hwangkum Steel & Technology Co., Ltd.	5,882	51,081
	Hwaseung Corp Co., Ltd.	17,637	49,126
	Hwaseung Enterprise Co., Ltd.	7,468	105,234
*	Hwaseung R&A Co., Ltd.	6,693	37,396
	HwaSung Industrial Co., Ltd.	4,660	52,317
	Hy-Lok Corp.	2,669	40,096
*	Hyosung Advanced Materials Corp.	1,263	676,408
*	Hyosung Chemical Corp.	899	307,305
	Hyosung Corp.	2,814	300,219
*	Hyosung Heavy Industries Corp.	1,980	134,948
	Hyosung TNC Corp.	749	580,958
	HyosungITX Co., Ltd.	1,039	21,059
	Hyundai Bioland Co., Ltd.	2,761	50,874
*	Hyundai Bioscience Co., Ltd.	4,663	121,395
	Hyundai BNG Steel Co., Ltd.	3,709	72,344
*	Hyundai Construction Equipment Co., Ltd.	3,843	189,403
	Hyundai Corp Holdings, Inc.	2,602	33,925
	Hyundai Corp.	4,149	70,745
	Hyundai Department Store Co., Ltd.	4,876	339,664
*	Hyundai Electric & Energy System Co., Ltd.	6,336	129,897
	Hyundai Elevator Co., Ltd.	6,073	285,490
	Hyundai Engineering & Construction Co., Ltd.	18,114	862,735
	Hyundai Ezwel Co., Ltd.	4,703	49,988
	Hyundai Futurenet Co., Ltd.	21,018	84,173
	Hyundai Greenfood Co., Ltd.	16,546	144,832
	Hyundai Heavy Industries Holdings Co., Ltd.	10,680	636,968
	Hyundai Home Shopping Network Corp.	2,566	181,487
	Hyundai HT Co., Ltd.	2,596	22,845
	Hyundai Livart Furniture Co., Ltd.	4,546	77,011

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Marine & Fire Insurance Co., Ltd.	35,454	$799,893
*	Hyundai Mipo Dockyard Co., Ltd.	3,908	285,623
	Hyundai Mobis Co., Ltd.	10,672	2,479,479
	Hyundai Motor Co.	18,934	3,603,422
	Hyundai Motor Securities Co., Ltd.	7,235	80,358
*	Hyundai Rotem Co., Ltd.	8,748	189,402
	Hyundai Steel Co.	20,079	944,500
	Hyundai Wia Corp.	5,516	470,826
	Hyungkuk F&B Co., Ltd.	5,256	20,115
	HyVision System, Inc.	2,577	42,018
	i3system, Inc.	1,104	18,759
*	iA, Inc.	39,372	39,781
	ICD Co., Ltd.	4,336	56,840
*	Icure Pharm, Inc.	1,263	45,434
	IDIS Holdings Co., Ltd.	2,685	32,700
*	IHQ, Inc.	24,866	39,708
	Iljin Diamond Co., Ltd.	1,865	76,815
*	Iljin Display Co., Ltd.	3,372	12,403
	Iljin Electric Co., Ltd.	9,122	51,342
	Iljin Holdings Co., Ltd.	8,430	43,719
	Iljin Materials Co., Ltd.	739	51,756
	Ilshin Spinning Co., Ltd.	690	59,950
	Ilsung Pharmaceuticals Co., Ltd.	155	11,079
	Ilyang Pharmaceutical Co., Ltd.	3,224	94,175
	iMarketKorea, Inc.	8,309	87,131
	InBody Co., Ltd.	2,279	57,748
*	Incross Co., Ltd.	620	27,942
	Industrial Bank of Korea	86,437	773,374
*	Infinitt Healthcare Co., Ltd.	3,095	22,888
	InfoBank Corp.	2,383	24,294
	INITECH Co., Ltd.	6,800	43,274
*	INNO Instrument, Inc.	9,461	18,085
	Innocean Worldwide, Inc.	3,047	162,688
	InnoWireless, Inc.	1,034	42,341
*	Innox Advanced Materials Co., Ltd.	3,625	224,557
*	Inscobee, Inc.	24,286	76,620
*	Insun ENT Co., Ltd.	10,014	109,419
*	Insung Information Co., Ltd.	10,915	27,730
	Intekplus Co., Ltd.	2,819	65,617
	Intellian Technologies, Inc.	954	49,053
	Intelligent Digital Integrated Security Co., Ltd.	1,165	25,800
*	Interflex Co., Ltd.	4,085	50,662
*	Intergis Co., Ltd.	4,958	16,072
	Interojo Co., Ltd.	1,568	40,863
	Interpark Corp.	14,161	104,025
	INTOPS Co., Ltd.	4,192	103,600
*	iNtRON Biotechnology, Inc.	4,530	95,387
	Inzi Controls Co., Ltd.	1,577	21,384
	INZI Display Co., Ltd.	12,593	35,157
*	Iones Co., Ltd.	3,850	31,931
	IS Dongseo Co., Ltd.	4,473	212,490
	ISC Co., Ltd.	3,843	87,076
	i-SENS, Inc.	1,278	36,072
	ISU Chemical Co., Ltd.	7,234	74,300
*	IsuPetasys Co., Ltd.	8,407	27,277
	It's Hanbul Co., Ltd.	1,615	34,959
*	Jaeyoung Solutec Co., Ltd.	16,720	16,574
*	Jahwa Electronics Co., Ltd.	3,794	65,467
	JASTECH, Ltd.	2,242	15,417

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Jayjun Cosmetic Co., Ltd.	10,308	$16,882
	JB Financial Group Co., Ltd.	63,158	424,472
	JC Hyun System, Inc.	2,589	18,099
*	Jcontentree Corp.	983	41,619
*	Jeju Semiconductor Corp.	8,133	41,182
*	Jeongsan Aikang Co., Ltd.	3,986	9,436
	Jinsung T.E.C.	2,938	32,059
	JLS Co., Ltd.	3,636	22,609
*	JNK Heaters Co., Ltd.	5,529	31,961
*	JNTC Co., Ltd.	1,186	9,916
*	JoyCity Corp.	5,537	56,389
*	Jungdawn Co., Ltd.	7,542	25,419
*	Jusung Engineering Co., Ltd.	2,563	31,817
	JVM Co., Ltd.	1,700	25,576
	JW Life Science Corp.	3,290	52,554
	JYP Entertainment Corp.	9,379	326,972
	Kakao Corp.	13,825	1,769,806
*	Kanglim Co., Ltd.	7,932	29,380
	Kangnam Jevisco Co., Ltd.	1,835	50,521
*	Kangstem Biotech Co., Ltd.	6,255	32,853
	KAON Media Co., Ltd.	4,549	70,050
	KB Financial Group, Inc.	37,393	1,660,865
*	KB Financial Group, Inc., ADR	46,853	2,075,119
	KC Co., Ltd.	2,278	49,798
*	KC Cottrell Co., Ltd.	1,765	14,614
	KC Green Holdings Co., Ltd.	7,765	43,235
	KC Tech Co., Ltd.	3,975	98,881
	KCC Corp.	1,832	566,175
	KCC Engineering & Construction Co., Ltd.	4,872	43,236
	KCC Glass Corp.	3,701	239,495
	KCTC	4,413	29,927
*	KEC Corp.	18,158	36,853
	KEPCO Engineering & Construction Co., Inc.	1,089	50,473
	KEPCO Plant Service & Engineering Co., Ltd.	6,898	255,799
	Keyang Electric Machinery Co., Ltd.	10,743	46,996
#*	KEYEAST Co., Ltd.	6,058	76,309
	KG Chemical Corp.	2,223	74,416
	KG Eco Technology Service Co., Ltd.	12,389	213,877
	Kginicis Co., Ltd.	7,291	137,092
	KGMobilians Co., Ltd.	6,433	58,797
*	KH Electron Co., Ltd.	16,340	15,007
*	KH FEELUX Co., Ltd.	39,452	112,263
*	KH Vatec Co., Ltd.	2,618	50,180
	Kia Corp.	60,538	4,421,127
*	KineMaster Corp.	1,653	38,564
	KINX, Inc.	1,395	76,865
	KISCO Corp.	7,715	63,666
	KISCO Holdings Co., Ltd.	4,668	85,247
	KISWIRE, Ltd.	4,602	99,758
	KIWOOM Securities Co., Ltd.	7,053	724,560
	KL-Net Corp.	4,538	18,735
	KM Corp.	1,997	17,482
*	KMH Co., Ltd.	3,585	35,245
*	KMH Hitech Co., Ltd.	13,161	22,370
#*	KMW Co., Ltd.	5,394	249,589
	Kocom Co., Ltd.	4,026	28,640
	Koh Young Technology, Inc.	8,408	178,844
	Kolmar BNH Co., Ltd.	3,436	142,804
	Kolmar Korea Co., Ltd.	3,710	176,983

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Kolmar Korea Holdings Co., Ltd.	3,790	$95,676
	Kolon Corp.	3,506	93,354
	Kolon Global Corp.	4,114	86,835
	Kolon Industries, Inc.	9,272	653,047
*	Kolon Life Science, Inc.	2,498	68,297
*	Kolon Plastic, Inc.	3,586	23,237
	KoMiCo, Ltd.	2,410	136,764
*	Komipharm International Co., Ltd.	6,303	63,358
	Kopla Co., Ltd.	4,024	23,990
	Korea Alcohol Industrial Co., Ltd.	5,591	67,408
	Korea Asset In Trust Co., Ltd.	27,658	109,415
	Korea Cast Iron Pipe Industries Co., Ltd.	4,507	39,998
*	Korea Circuit Co., Ltd.	3,884	51,376
	Korea Electric Terminal Co., Ltd.	1,954	160,962
	Korea Electronic Certification Authority, Inc.	4,271	39,255
	Korea Electronic Power Industrial Development Co., Ltd.	5,312	63,987
	Korea Export Packaging Industrial Co., Ltd.	845	20,535
	Korea Flange Co., Ltd.	11,755	33,509
*	Korea Gas Corp.	7,769	243,207
*	Korea Information & Communications Co., Ltd.	2,352	20,223
	Korea Information Certificate Authority, Inc.	3,853	26,029
	Korea Investment Holdings Co., Ltd.	17,023	1,422,373
*	Korea Line Corp.	69,395	187,143
#	Korea Petrochemical Ind Co., Ltd.	1,472	326,307
	Korea Real Estate Investment & Trust Co., Ltd.	51,245	98,132
*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	8,924	1,013,940
	Korea Zinc Co., Ltd.	2,267	1,079,282
*	Korean Air Lines Co., Ltd.	64,196	1,666,052
	Korean Reinsurance Co.	32,862	272,355
	Kortek Corp.	3,744	33,535
*	KOSES Co., Ltd.	874	7,959
*	KPM Tech Co., Ltd.	20,756	54,385
	KPX Chemical Co., Ltd.	1,121	62,418
*	KSIGN Co., Ltd.	12,339	27,397
	KSS LINE, Ltd.	8,802	90,406
*	KT Alpha Co., Ltd.	3,734	32,486
	KT Corp., Sponsored ADR	12,498	179,846
	KT Skylife Co., Ltd.	11,384	108,098
	KTB Investment & Securities Co., Ltd.	14,053	92,426
	KTCS Corp.	9,824	26,540
	Ktis Corp.	11,445	28,495
	Kukdo Chemical Co., Ltd.	1,094	90,369
	Kukdong Corp.	14,378	44,215
	Kukdong Oil & Chemicals Co., Ltd.	7,267	29,267
*	Kukje Pharma Co., Ltd.	3,759	23,141
*	Kum Yang Co., Ltd.	4,029	17,815
#	Kumho Petrochemical Co., Ltd.	6,969	1,234,529
*	Kumho Tire Co., Inc.	29,967	174,392
	KUMHOE&C Co., Ltd.	8,584	93,434
	Kumkang Kind Co., Ltd.	8,100	58,828
	Kwang Myung Electric Co., Ltd.	10,184	30,945
	Kyeryong Construction Industrial Co., Ltd.	4,158	118,456
	Kyobo Securities Co., Ltd.	7,880	58,585
	Kyongbo Pharmaceutical Co., Ltd.	1,969	22,909
	Kyung Dong Navien Co., Ltd.	2,649	169,689
*	Kyung Nam Pharm Co., Ltd.	3,838	23,561
	Kyung Nong Corp.	1,022	16,018
	Kyungbang Co., Ltd.	5,365	63,476
*	Kyungchang Industrial Co., Ltd.	3,759	9,187

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	KyungDong City Gas Co., Ltd.	1,502	$30,934
	Kyung-In Synthetic Corp.	8,728	51,728
	L&C Bio Co., Ltd.	3,441	101,573
	L&F Co., Ltd.	1,746	163,355
	LB Semicon, Inc.	11,748	136,198
	Leadcorp, Inc. (The)	9,025	72,141
	Lee Ku Industrial Co., Ltd.	5,877	21,773
	LEENO Industrial, Inc.	2,648	412,163
	LF Corp.	9,746	156,360
	LG Chem, Ltd.	8,560	6,287,351
	LG Corp.	13,505	1,106,824
#*	LG Display Co., Ltd., ADR	158,872	1,514,050
#*	LG Display Co., Ltd.	29,107	559,266
	LG Electronics, Inc.	38,057	5,213,012
	LG HelloVision Co., Ltd.	15,905	100,668
	LG Household & Health Care, Ltd.	1,643	2,081,730
	LG Innotek Co., Ltd.	5,784	1,143,284
	LG Uplus Corp.	95,600	1,210,678
	Lion Chemtech Co., Ltd.	3,023	25,929
	LMS Co., Ltd.	3,047	29,324
*	Lock & Lock Co., Ltd.	2,210	25,470
*	Longtu Korea, Inc.	2,910	16,817
	LOT Vacuum Co., Ltd.	2,167	32,205
	Lotte Chemical Corp.	5,957	1,344,169
	Lotte Confectionery Co., Ltd.	529	65,291
	Lotte Corp.	5,695	186,974
*	Lotte Data Communication Co.	1,170	41,899
	LOTTE Fine Chemical Co., Ltd.	8,569	540,714
	Lotte Food Co., Ltd.	253	96,384
	LOTTE Himart Co., Ltd.	3,712	115,166
*	Lotte Non-Life Insurance Co., Ltd.	18,125	29,186
	Lotte Shopping Co., Ltd.	2,790	261,061
	LS Cable & System Asia, Ltd.	1,638	12,906
	LS Corp.	6,225	393,949
	LS Electric Co., Ltd.	6,126	346,318
	LTC Co., Ltd.	1,557	17,192
*	Lumens Co., Ltd.	11,802	13,764
*	Lutronic Corp.	5,422	78,546
*	LVMC Holdings	27,970	84,345
	LX Hausys, Ltd.	3,869	336,242
*	LX Holdings Corp.	6,549	59,499
	LX Semicon Co., Ltd.	4,352	454,269
	Macquarie Korea Infrastructure Fund	85,533	914,641
	Maeil Dairies Co., Ltd.	1,241	82,722
	Maeil Holdings Co., Ltd.	5,094	46,513
	MAKUS, Inc.	5,043	28,026
*	Mando Corp.	11,718	629,948
*	Maniker Co., Ltd.	31,456	18,556
	Mcnex Co., Ltd.	5,122	211,245
	ME2ON Co., Ltd.	11,945	65,825
*	Mecaro Co., Ltd.	1,683	15,634
	Mediana Co., Ltd.	1,234	14,452
*	MEDICOX Co., Ltd.	18,634	24,137
*	Medipost Co., Ltd.	1,607	41,079
	Medy-Tox, Inc.	1,415	248,977
*	Meerecompany, Inc.	942	26,291
	MegaMD Co., Ltd.	3,779	17,819
	MegaStudy Co., Ltd.	3,816	46,034
	MegaStudyEdu Co., Ltd.	3,460	239,459

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Meritz Financial Group, Inc.	20,520	$448,399
	Meritz Fire & Marine Insurance Co., Ltd.	32,449	720,340
	Meritz Securities Co., Ltd.	116,273	496,909
*	Mgame Corp.	5,065	43,990
	Mi Chang Oil Industrial Co., Ltd.	382	27,644
*	MiCo, Ltd.	9,025	109,034
	Minwise Co., Ltd.	1,972	35,383
	Mirae Asset Life Insurance Co., Ltd.	29,061	103,116
	Mirae Asset Securities Co., Ltd.	99,530	774,253
	Mirae Asset Venture Investment Co., Ltd.	3,848	29,062
	Miwon Chemicals Co., Ltd.	571	40,449
	Miwon Commercial Co., Ltd.	701	128,050
	Miwon Holdings Co., Ltd.	151	16,986
	Miwon Specialty Chemical Co., Ltd.	590	91,219
	MK Electron Co., Ltd.	3,491	62,342
*	MNTech Co., Ltd.	8,025	31,922
*	Mobase Co., Ltd.	4,602	17,771
*	Mobase Electronics Co., Ltd.	7,394	14,867
*	Mobile Appliance, Inc.	4,796	17,846
	MOM'S TOUCH&Co.	22,652	92,182
	MonAmi Co., Ltd.	3,766	18,740
	Moorim P&P Co., Ltd.	5,400	23,565
	Moorim Paper Co., Ltd.	14,496	40,144
	Motonic Corp.	3,458	33,627
*	MP Daesan, Inc.	9,820	6,910
	mPlus Corp.	1,540	19,820
	Mr Blue Corp.	4,500	41,115
	Multicampus Co., Ltd.	1,164	40,857
	Nam Hwa Construction Co., Ltd.	1,461	16,283
	Namhae Chemical Corp.	7,479	82,069
*	Namsun Aluminum Co., Ltd.	21,056	77,039
	Namsung Corp.	3,754	11,086
*	Namuga Co., Ltd.	2,390	21,108
	Namyang Dairy Products Co., Ltd.	175	91,956
*	NanoenTek, Inc.	6,677	47,339
	Nasmedia Co., Ltd.	1,423	50,105
*	Nat Games Co., Ltd.	2,249	24,820
*	Nature & Environment Co., Ltd.	17,324	37,884
	NAVER Corp.	7,932	2,989,582
	NCSoft Corp.	2,641	1,894,187
*	NDFOS Co., Ltd.	2,690	24,207
	NeoPharm Co., Ltd.	948	26,094
*	Neowiz	4,439	100,356
*	Neowiz Holdings Corp.	1,484	37,316
*	NEPES Corp.	3,972	131,584
	Netmarble Corp.	1,422	171,644
	Newtree Co., Ltd.	923	26,567
	Nexen Corp.	7,084	31,443
	Nexen Tire Corp.	22,791	183,810
*	Nexon GT Co., Ltd.	1,857	19,671
*	Next Entertainment World Co., Ltd.	3,907	31,549
*	Next Science Co., Ltd.	4,400	105,493
	NextEye Co., Ltd.	7,648	11,321
*	Nexturnbioscience Co., Ltd.	3,519	22,292
	NH Investment & Securities Co., Ltd.	36,550	404,240
*	NHN Corp.	3,985	267,571
*	NHN KCP Corp.	5,283	242,301
	NICE Holdings Co., Ltd.	11,729	190,341
	Nice Information & Telecommunication, Inc.	3,622	106,783

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	NICE Information Service Co., Ltd.	16,441	$343,148
	NICE Total Cash Management Co., Ltd.	5,066	32,490
*	NK Co., Ltd.	30,243	32,392
*	NKMax Co., Ltd.	810	9,759
	Nong Shim Holdings Co., Ltd.	900	62,143
	Nong Woo Bio Co., Ltd.	3,988	48,742
	NongShim Co., Ltd.	1,436	410,638
	Noroo Holdings Co., Ltd.	1,493	18,381
	NOROO Paint & Coatings Co., Ltd.	2,216	23,238
	NOVAREX Co., Ltd.	2,217	93,587
	NPC	7,683	38,764
*	NS Co., Ltd.	2,474	22,817
	NS Shopping Co., Ltd.	4,833	51,281
*	Nuintek Co., Ltd.	12,524	44,926
*	NuriFlex Co., Ltd.	2,674	20,221
	Oceanbridge Co., Ltd.	1,416	19,602
*	OCI Co., Ltd.	3,229	320,372
	Okong Corp.	7,450	32,872
*	Omnisystem Co., Ltd.	14,815	35,588
	Opto Device Technology Co., Ltd.	5,298	35,582
	OptoElectronics Solutions Co., Ltd.	1,981	71,905
*	OPTRON-TEC, Inc.	7,424	55,488
*	Orbitech Co., Ltd.	2,100	13,165
	Orion Corp.	2,406	245,916
	Orion Holdings Corp.	14,570	212,899
	Osstem Implant Co., Ltd.	5,214	586,670
*	Osung Advanced Materials Co., Ltd.	18,850	53,906
	Ottogi Corp.	480	224,835
	Paik Kwang Industrial Co., Ltd.	8,646	52,722
*	Pan Entertainment Co., Ltd.	4,819	27,092
	Pan Ocean Co., Ltd.	78,395	515,480
*	Pan-Pacific Co., Ltd.	13,908	28,366
	Park Systems Corp.	1,226	136,269
	Partron Co., Ltd.	17,848	158,694
*	Paru Co., Ltd.	9,531	10,621
*	Pearl Abyss Corp.	6,806	438,206
	People & Technology, Inc.	3,985	92,149
	PharmaResearch Co., Ltd.	1,201	92,894
*	PharmGen Science, Inc.	2,913	29,733
*	Pharmicell Co., Ltd.	12,726	185,896
*	Philoptics Co., Ltd.	3,684	36,618
	PI Advanced Materials Co., Ltd.	5,680	264,231
	PLAYWITH, Inc.	1,337	13,285
	Point Engineering Co., Ltd.	7,357	23,705
	POSCO Chemical Co., Ltd.	2,022	271,378
	POSCO Coated & Color Steel Co., Ltd.	388	23,469
	Posco ICT Co., Ltd.	10,766	74,331
	Posco M-Tech Co., Ltd.	4,984	37,922
*	Power Logics Co., Ltd.	6,721	50,952
	Protec Co., Ltd.	1,743	41,616
	PSK, Inc.	1,949	72,014
	Pulmuone Co., Ltd.	7,209	121,728
	Pyeong Hwa Automotive Co., Ltd.	3,537	33,610
*	Q Capital Partners Co., Ltd.	30,695	16,717
	QSI Co., Ltd.	1,365	19,855
	Rayence Co., Ltd.	1,915	23,082
*	Redrover Co., Ltd.	5,364	1,600
	Reyon Pharmaceutical Co., Ltd.	1,364	60,715
	RFHIC Corp.	3,423	109,673

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	RFTech Co., Ltd.	4,687	$28,770
*	Robostar Co., Ltd.	1,376	30,619
*	Robotis Co., Ltd.	1,333	18,216
	Rsupport Co., Ltd.	6,747	57,026
	S Net Systems, Inc.	1,718	11,241
	S&S Tech Corp.	3,487	96,454
*	S.Y. Co., Ltd.	4,746	17,003
	S-1 Corp.	5,817	407,548
	Sajo Industries Co., Ltd.	851	51,282
	Sajodaerim Corp.	980	22,879
*	Sajodongaone Co., Ltd.	19,406	25,328
	Sam Young Electronics Co., Ltd.	3,585	41,169
	Sam Yung Trading Co., Ltd.	7,194	101,929
	Sambo Corrugated Board Co., Ltd.	1,506	21,076
*	Sambo Motors Co., Ltd.	3,769	22,115
*	Sambu Engineering & Construction Co., Ltd.	19,309	58,115
	Samchuly Bicycle Co., Ltd.	2,321	25,152
	Samho Development Co., Ltd.	8,183	43,494
*	SAMHWA NETWORKS Co., Ltd.	5,228	15,001
	SAMHWA Paints Industrial Co., Ltd.	3,342	32,862
	Samick Musical Instruments Co., Ltd.	25,745	42,300
	Samick THK Co., Ltd.	2,406	28,047
*	Samil C&S Co., Ltd.	1,823	20,739
	Samil Pharmaceutical Co., Ltd.	2,526	19,998
	Samji Electronics Co., Ltd.	5,168	60,114
	Samjin LND Co., Ltd.	5,897	19,032
	Samjin Pharmaceutical Co., Ltd.	2,325	54,331
*	Samkee Corp.	12,204	49,689
*	Sammok S-Form Co., Ltd.	3,406	44,462
*	Samsung Biologics Co., Ltd.	725	560,909
	Samsung C&T Corp.	13,057	1,608,433
	Samsung Card Co., Ltd.	9,254	281,819
	Samsung Electro-Mechanics Co., Ltd.	15,474	2,584,554
	Samsung Electronics Co., Ltd., GDR	13,276	22,750,927
	Samsung Electronics Co., Ltd.	768,762	52,534,421
*	Samsung Engineering Co., Ltd.	52,333	1,063,871
	Samsung Fire & Marine Insurance Co., Ltd.	10,214	1,905,401
*	Samsung Heavy Industries Co., Ltd.	110,268	626,953
	Samsung Life Insurance Co., Ltd.	10,569	693,497
*	Samsung Pharmaceutical Co., Ltd.	10,916	69,268
	Samsung Publishing Co., Ltd.	988	35,755
	Samsung SDI Co., Ltd.	4,304	2,778,167
	Samsung SDS Co., Ltd.	4,648	738,455
	Samsung Securities Co., Ltd.	20,896	805,045
	SAMT Co., Ltd.	12,309	45,188
	Samwha Capacitor Co., Ltd.	3,145	166,593
	Samyang Corp.	1,532	84,821
	Samyang Foods Co., Ltd.	1,461	116,615
	Samyang Holdings Corp.	1,467	138,930
	Samyang Packaging Corp.	1,527	38,013
	Samyang Tongsang Co., Ltd.	846	57,260
*	Samyoung Chemical Co., Ltd.	8,737	24,810
	Sang-A Frontec Co., Ltd.	1,962	92,569
*	Sangbo Corp.	15,421	32,102
#*	Sangsangin Co., Ltd.	19,745	133,525
	Sangsin Energy Display Precision Co., Ltd.	3,457	49,892
	SaraminHR Co., Ltd.	1,626	69,973
	SAVEZONE I&C Corp.	8,459	26,326
*	SBI Investment Korea Co., Ltd.	24,785	44,120

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	SBS Media Holdings Co., Ltd.	18,457	$35,903
*	SBW	51,099	36,126
	SCI Information Service, Inc.	5,189	16,983
*	S-Connect Co., Ltd.	11,927	22,122
*	SD Biotechnologies Co., Ltd.	2,244	9,272
*	SDN Co., Ltd.	13,861	36,509
	Seah Besteel Corp.	5,195	141,895
	SeAH Holdings Corp.	419	38,073
	SeAH Steel Corp.	734	67,777
	SeAH Steel Holdings Corp.	366	24,909
	Sebang Co., Ltd.	3,823	44,120
#	Sebang Global Battery Co., Ltd.	2,504	190,493
#	Seegene, Inc.	9,736	593,798
*	Seha Corp.	11,266	20,332
	Sejin Heavy Industries Co., Ltd.	2,811	16,409
	Sejong Industrial Co., Ltd.	6,842	57,736
*	Sejong Telecom, Inc.	163,379	98,040
*	Sekonix Co., Ltd.	1,677	7,042
	Sempio Foods Co.	730	36,283
	S-Energy Co., Ltd.	6,724	28,159
#	Seobu T&D	13,679	104,232
	Seohan Co., Ltd.	25,248	46,244
#*	Seojin System Co., Ltd.	3,378	122,083
*	Seoul Auction Co., Ltd.	2,218	40,784
	Seoul City Gas Co., Ltd.	124	14,785
	Seoul Semiconductor Co., Ltd.	13,013	208,653
	Seoul Viosys Co., Ltd.	802	11,493
*	Seowon Co., Ltd.	8,892	23,634
	SEOWONINTECH Co., Ltd.	3,074	19,852
	Seoyon Co., Ltd.	6,326	90,623
	Seoyon E-Hwa Co., Ltd.	8,658	60,190
*	Sewon E&C Co., Ltd.	45,698	41,541
	Sewon Precision Industry Co., Ltd.	1,917	2,528
	SEWOONMEDICAL Co., Ltd.	4,473	20,237
	SFA Engineering Corp.	6,452	228,269
#*	SFA Semicon Co., Ltd.	21,218	132,297
*	SG Corp.	28,911	20,753
*	SG Global Co., Ltd.	6,144	16,546
	SGC e Tec E&C Co., Ltd.	703	45,291
*	SH Energy & Chemical Co., Ltd.	21,194	20,565
#	Shin Heung Energy & Electronics Co., Ltd.	1,521	82,310
	Shindaeyang Paper Co., Ltd.	1,105	93,135
	Shinhan Financial Group Co., Ltd.	98,685	3,344,758
*	Shinhan Financial Group Co., Ltd., ADR	5,731	193,192
	Shinil Electronics Co., Ltd.	12,080	23,718
	Shinsegae Engineering & Construction Co., Ltd.	1,248	48,657
	Shinsegae Food Co., Ltd.	487	41,429
	Shinsegae Information & Communication Co., Ltd.	96	16,373
	Shinsegae International, Inc.	685	115,782
	Shinsegae, Inc.	2,893	669,948
	Shinsung Delta Tech Co., Ltd.	2,280	32,111
*	Shinsung E&G Co., Ltd.	17,686	40,558
#*	Shinsung Tongsang Co., Ltd.	28,440	98,842
	Shinwha Intertek Corp.	10,654	34,506
*	Shinwon Corp.	24,874	49,501
	Shinyoung Securities Co., Ltd.	1,754	98,193
*	SHOWBOX Corp.	10,138	38,396
*	Signetics Corp.	21,612	34,662
	SIGONG TECH Co., Ltd.	4,127	27,522

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Silla Co., Ltd.	2,472	$27,388
	SIMMTECH Co., Ltd.	8,384	181,292
	SIMPAC, Inc.	9,760	59,483
*	Sindoh Co., Ltd.	2,643	73,494
	SK Chemicals Co., Ltd.	1,510	311,578
	SK D&D Co., Ltd.	3,840	123,516
	SK Discovery Co., Ltd.	4,939	209,657
	SK Gas, Ltd.	1,207	122,459
	SK Hynix, Inc.	164,271	16,081,519
*	SK Innovation Co., Ltd.	6,208	1,369,613
	SK Materials Co., Ltd.	1,246	455,597
*	SK Rent A Car Co., Ltd.	4,337	56,267
	SK Securities Co., Ltd.	170,647	144,635
	SK Telecom Co., Ltd., Sponsored ADR	3,174	92,268
	SK Telecom Co., Ltd.	6,159	1,613,251
	SKC Co., Ltd.	3,780	532,878
	SL Corp.	7,707	221,662
*	SM Culture & Contents Co., Ltd.	6,924	22,808
*	SM Entertainment Co., Ltd.	6,238	320,093
*	SM Life Design Group Co., Ltd.	9,541	22,858
*	S-MAC Co., Ltd.	56,912	66,192
	SMCore, Inc.	1,609	10,756
*	SMEC Co., Ltd.	10,746	19,557
	SNT Energy Co., Ltd.	709	13,287
	SNT Holdings Co., Ltd.	3,470	62,486
	SNT Motiv Co., Ltd.	3,351	179,138
*	SNU Precision Co., Ltd.	5,420	21,434
	S-Oil Corp.	6,737	575,236
*	Solborn, Inc.	3,128	18,924
*	Solid, Inc.	9,649	60,509
	Solus Advanced Materials Co., Ltd.	4,763	248,821
	Songwon Industrial Co., Ltd.	7,797	131,097
	Soosan Heavy Industries Co., Ltd.	4,596	15,058
	Soulbrain Co., Ltd.	639	189,133
*	Soulbrain Holdings Co., Ltd.	2,191	72,323
	SPC Samlip Co., Ltd.	1,112	80,086
	Speco Co., Ltd.	1,997	12,798
	SPG Co., Ltd.	4,542	49,052
	Spigen Korea Co., Ltd.	1,896	89,175
#*	Ssangyong Motor Co.	26,548	23,975
*	ST Pharm Co., Ltd.	1,230	114,933
*	Straffic Co., Ltd.	2,456	15,693
*	Studio Dragon Corp.	2,206	177,128
	Suheung Co., Ltd.	2,902	138,676
	Sun Kwang Co., Ltd.	2,708	114,073
*	SundayToz Corp.	1,704	33,670
	Sung Bo Chemicals Co., Ltd.	5,109	22,085
	Sung Kwang Bend Co., Ltd.	4,576	38,899
*	Sungchang Enterprise Holdings, Ltd.	13,402	35,123
	Sungdo Engineering & Construction Co., Ltd.	7,793	44,522
	Sungwoo Hitech Co., Ltd.	25,725	147,518
	Sunjin Co., Ltd.	5,383	73,448
*	Sunny Electronics Corp.	5,164	15,287
*	Suprema, Inc.	1,413	34,529
	SurplusGlobal, Inc.	4,779	24,317
	SV Investment Corp.	3,891	13,769
*	Synergy Innovation Co., Ltd.	8,081	36,215
*	Synopex, Inc.	19,341	62,891
	Systems Technology, Inc.	3,599	53,568

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	T Scientific Co., Ltd.	7,100	$23,126
	Tae Kyung Industrial Co., Ltd.	6,615	38,666
	Taekwang Industrial Co., Ltd.	146	142,468
	Taekyung BK Co., Ltd.	5,601	32,378
*	Taewoong Co., Ltd.	3,088	25,168
	Taeyoung Engineering & Construction Co., Ltd.	11,082	118,211
#*	Taihan Electric Wire Co., Ltd.	81,481	183,763
*	Taihan Fiberoptics Co., Ltd.	15,758	46,208
*	Taihan Textile Co., Ltd.	662	25,332
*	Tailim Packaging Co., Ltd.	8,783	38,026
	TCC Steel	5,290	29,347
	TechWing, Inc.	1,984	45,866
*	Tego Science, Inc.	1,108	26,813
*	Telcon RF Pharmaceutical, Inc.	12,343	54,205
	TES Co., Ltd.	3,780	97,163
	Tesna, Inc.	1,101	48,809
*	Thinkware Systems Corp.	3,694	51,034
*	TK Chemical Corp.	12,462	80,378
	TK Corp.	5,389	58,864
*	TLI, Inc.	978	6,348
	Tokai Carbon Korea Co., Ltd.	1,728	293,016
	Tongyang Life Insurance Co., Ltd.	24,537	114,425
	Tongyang, Inc.	72,698	128,148
*	Top Engineering Co., Ltd.	5,710	42,281
	Toptec Co., Ltd.	7,313	71,991
*	Tovis Co., Ltd.	3,609	24,231
	TS Corp.	26,400	71,597
	TSE Co., Ltd.	1,467	98,721
*	Tuksu Construction Co., Ltd.	3,443	40,475
*	TY Holdings Co., Ltd.	10,684	296,796
*	TYM., Corp.	11,195	20,521
	UBCare Co., Ltd.	6,063	47,591
	Ubiquoss Holdings, Inc.	2,043	36,372
	Ubiquoss, Inc.	2,176	43,584
*	UIL Co., Ltd.	5,829	19,856
	Uju Electronics Co., Ltd.	2,257	54,734
	Uni-Chem Co., Ltd.	14,724	21,064
	Unid Co., Ltd.	3,325	341,494
	Union Materials Corp.	5,948	19,954
	Union Semiconductor Equipment & Materials Co., Ltd.	6,757	86,823
	Uniquest Corp.	2,396	22,954
*	UniTest, Inc.	4,011	81,810
	UTI, Inc.	1,284	14,661
	Value Added Technology Co., Ltd.	2,860	89,593
*	Very Good Tour Co., Ltd.	2,162	27,026
	Viatron Technologies, Inc.	4,608	42,518
*	Vidente Co., Ltd.	12,336	111,334
	Vieworks Co., Ltd.	1,745	55,835
	Visang Education, Inc.	4,557	46,567
	Vitzro Tech Co., Ltd.	2,350	21,275
	Vitzrocell Co., Ltd.	4,814	69,797
*	Vivien Corp.	5,609	17,422
*	Vivozon Healthcare, Inc.	22,839	31,822
*	VT GMP Co., Ltd.	3,812	28,992
	Webcash Corp.	2,800	83,833
*	Webzen, Inc.	5,243	132,995
	Wemade Co., Ltd.	1,599	78,563
	Whanin Pharmaceutical Co., Ltd.	1,131	21,062
*	WI Co., Ltd.	21,878	37,319

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Wiable Corp.	6,413	$23,834
*	WillBes & Co. (The)	20,926	42,877
#	Winix, Inc.	2,109	38,313
*	Winpac, Inc.	9,832	21,594
	Wins Co., Ltd.	1,654	24,622
	WiSoL Co., Ltd.	10,907	122,093
*	WIZIT Co., Ltd.	27,174	31,991
*	WONIK CUBE Corp.	5,300	19,319
*	Wonik Holdings Co., Ltd.	16,118	85,840
	WONIK IPS Co., Ltd.	7,113	287,244
	Wonik Materials Co., Ltd.	2,003	60,029
*	Wonik Pne Co., Ltd.	3,058	63,293
*	Wonik QnC Corp.	4,948	132,962
*	Wonpung Mulsan Co., Ltd.	6,294	10,145
*	WooGene B&G Co., Ltd.	5,150	11,702
	Woojin, Inc.	3,958	31,792
	Woongjin Thinkbig Co., Ltd.	11,529	41,110
*	Wooree Bio Co., Ltd.	12,092	55,422
	Woori Financial Group, Inc., Sponsored ADR	2,893	81,843
	Woori Financial Group, Inc.	170,935	1,611,647
	Woori Investment Bank Co., Ltd.	136,593	116,636
*	Woori Technology Investment Co., Ltd.	18,960	120,402
*	Woori Technology, Inc.	17,387	37,883
*	Wooridul Huebrain, Ltd.	15,351	22,970
	Woorison F&G Co., Ltd.	18,507	41,565
	Woory Industrial Co., Ltd.	2,475	48,623
*	Woosu AMS Co., Ltd.	5,550	27,420
	WooSung Feed Co., Ltd.	1,480	47,098
*	Woowon Development Co., Ltd.	5,296	34,236
	Worldex Industry & Trading Co., Ltd.	3,984	91,805
*	Wysiwyg Studios Co., Ltd.	2,422	34,384
	Y G-1 Co., Ltd.	8,490	68,343
*	Y-entec Co., Ltd.	3,853	48,962
	Yesco Holdings Co., Ltd.	755	24,500
*	Yest Co., Ltd.	2,384	26,044
*	YG Entertainment, Inc.	1,889	86,756
*	YG PLUS	3,947	23,335
*	YIK Corp.	5,142	28,001
*	YJM Games Co., Ltd.	15,504	36,429
	YMC Co., Ltd.	3,514	25,328
*	YMT Co., Ltd.	2,063	38,840
	Yonwoo Co., Ltd.	1,485	33,482
	Yoosung Enterprise Co., Ltd.	10,361	33,061
	Youlchon Chemical Co., Ltd.	3,845	70,972
	Young Poong Corp.	189	112,598
	Young Poong Precision Corp.	4,334	39,033
	Youngone Corp.	8,366	289,868
	Youngone Holdings Co., Ltd.	3,692	148,426
*	YoungWoo DSP Co., Ltd.	13,510	31,549
	Yuanta Securities Korea Co., Ltd.	42,688	166,019
	YuHwa Securities Co., Ltd.	13,635	33,437
*	Yungjin Pharmaceutical Co., Ltd.	16,564	79,723
	Zeus Co., Ltd.	3,176	73,485
	Zinus, Inc.	2,173	196,717
TOTAL SOUTH KOREA			277,313,113
TAIWAN — (18.6%)
	ABC Taiwan Electronics Corp.	22,000	24,065
	Ability Enterprise Co., Ltd.	69,508	39,120

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#*	Ability Opto-Electronics Technology Co., Ltd.	19,528	$54,722
#	AcBel Polytech, Inc.	143,685	138,997
	Accton Technology Corp.	113,858	1,332,903
#	Acer, Inc.	1,011,287	987,232
	ACES Electronic Co., Ltd.	56,000	110,884
*	Acon Holding, Inc.	122,000	40,337
	Acter Group Corp., Ltd.	11,267	76,247
	Action Electronics Co., Ltd.	103,000	46,322
	Actron Technology Corp.	19,838	149,139
#	A-DATA Technology Co., Ltd.	64,605	253,030
	Addcn Technology Co., Ltd.	10,000	88,070
	Adlink Technology, Inc.	22,000	51,204
	Advanced Ceramic X Corp.	14,000	233,424
#	Advanced International Multitech Co., Ltd.	57,000	153,702
*	Advanced Optoelectronic Technology, Inc.	49,000	53,848
	Advancetek Enterprise Co., Ltd.	109,908	73,337
	Advantech Co., Ltd.	59,058	770,830
	AEON Motor Co., Ltd.	22,000	32,851
#*	AGV Products Corp.	230,172	88,334
	Airmate Cayman International Co., Ltd.	17,000	15,655
	Airtac International Group	21,078	681,145
	Alcor Micro Corp.	15,000	30,700
*	ALI Corp.	67,632	72,125
	All Ring Tech Co., Ltd.	14,000	70,456
	Allied Circuit Co., Ltd.	5,000	21,749
	Allis Electric Co., Ltd.	68,344	64,995
	Alltek Technology Corp.	51,410	56,400
	Alltop Technology Co., Ltd.	3,751	26,154
	Alpha Networks, Inc.	78,272	79,004
#	Altek Corp.	97,727	141,439
	Amazing Microelectronic Corp.	15,782	84,430
*	Ambassador Hotel (The)	110,000	111,096
	Ampire Co., Ltd.	29,000	25,294
	AMPOC Far-East Co., Ltd.	31,000	43,193
#*	AmTRAN Technology Co., Ltd.	319,907	196,255
	Anpec Electronics Corp.	26,317	169,218
#	AP Memory Technology Corp.	6,000	158,059
	Apac Opto Electronics, Inc.	36,000	37,153
	Apacer Technology, Inc.	40,506	67,886
	APAQ Technology Co., Ltd.	24,422	51,805
	APCB, Inc.	91,000	70,407
	Apex Biotechnology Corp.	36,477	31,247
	Apex International Co., Ltd.	68,868	142,586
	Apex Medical Corp.	45,000	52,649
	Apex Science & Engineering	68,848	29,615
	Apogee Optocom Co., Ltd.	5,000	12,587
	Arcadyan Technology Corp.	34,755	121,415
	Ardentec Corp.	247,411	525,548
#	Argosy Research, Inc.	21,558	81,131
	ASE Technology Holding Co., Ltd.	802,089	3,529,465
	ASE Technology Holding Co., Ltd. , ADR	131,737	1,168,509
#	Asia Cement Corp.	775,696	1,439,916
	Asia Electronic Material Co., Ltd.	25,000	22,959
	Asia Optical Co., Inc.	34,000	104,711
*	Asia Pacific Telecom Co., Ltd.	795,139	228,928
*	Asia Plastic Recycling Holding, Ltd.	120,857	34,427
#	Asia Polymer Corp.	162,143	206,439
	Asia Tech Image, Inc.	26,000	51,765
#	Asia Vital Components Co., Ltd.	112,278	303,452

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	ASMedia Technology, Inc.	5,312	$373,873
	ASPEED Technology, Inc.	6,599	531,473
	ASROCK, Inc.	15,000	90,724
#	Asustek Computer, Inc.	160,996	2,024,143
	Aten International Co., Ltd.	23,000	68,690
	AU Optronics Corp., Sponsored ADR	37,101	273,805
#	AU Optronics Corp.	1,654,000	1,226,006
	Audix Corp.	42,800	83,709
#	AURAS Technology Co., Ltd.	28,000	179,201
	Aurona Industries, Inc.	42,000	31,279
	Aurora Corp.	19,585	65,718
	Avalue Technology, Inc.	19,000	37,056
#	Aver Information, Inc.	8,000	19,998
#	Avermedia Technologies	25,000	31,528
	AVY Precision Technology, Inc.	41,054	39,135
	Awea Mechantronic Co., Ltd.	13,230	18,055
	Axiomtek Co., Ltd.	24,000	47,322
*	Azurewave Technologies, Inc.	24,000	19,372
	Bank of Kaohsiung Co., Ltd.	215,027	87,011
	Baolong International Co., Ltd.	45,000	32,673
	Basso Industry Corp.	60,000	106,040
	BenQ Materials Corp.	64,000	94,501
	BES Engineering Corp.	538,000	167,952
*	Billion Electric Co., Ltd.	28,000	23,117
#	Bin Chuan Enterprise Co., Ltd.	53,650	54,640
	Bionet Corp.	17,000	27,635
	Bionime Corp.	13,000	32,226
*	Biostar Microtech International Corp.	91,000	84,309
	Bioteque Corp.	18,010	70,240
#	Bizlink Holding, Inc.	43,807	404,449
	Bon Fame Co., Ltd.	7,000	11,047
	Brave C&H Supply Co., Ltd.	9,000	40,998
	Bright Led Electronics Corp.	47,100	51,164
*	Brighton-Best International Taiwan, Inc.	102,331	148,054
	Browave Corp.	30,000	47,328
	C Sun Manufacturing, Ltd.	48,000	100,632
*	Cameo Communications, Inc.	95,044	44,509
	Capital Futures Corp.	52,629	74,880
#	Capital Securities Corp.	662,902	380,298
	Career Technology MFG. Co., Ltd.	239,126	251,477
	Carnival Industrial Corp.	71,499	38,068
#*	Casing Macron Technology Co.	19,000	16,000
	Caswell, Inc.	7,000	28,903
	Catcher Technology Co., Ltd.	177,509	1,176,692
	Cathay Financial Holding Co., Ltd.	1,410,486	2,745,247
	Cathay Real Estate Development Co., Ltd.	243,300	181,961
	Cayman Engley Industrial Co., Ltd.	18,785	58,091
#	Celxpert Energy Corp.	37,000	62,630
	Center Laboratories, Inc.	127,000	319,206
#	Central Reinsurance Co., Ltd.	72,300	77,923
#	Century Iron & Steel Industrial Co., Ltd.	44,000	192,039
	Chailease Holding Co., Ltd.	250,014	2,074,773
*	Chain Chon Industrial Co., Ltd.	26,000	24,273
	ChainQui Construction Development Co., Ltd.	41,171	31,120
*	Champion Building Materials Co., Ltd.	80,000	34,314
#	Champion Microelectronic Corp.	17,600	52,472
	Chang Hwa Commercial Bank, Ltd.	1,263,015	748,478
	Chang Wah Electromaterials, Inc.	105,240	141,844
	Chang Wah Technology Co., Ltd.	47,000	171,015

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Channel Well Technology Co., Ltd.	51,000	$97,468
	Chant Sincere Co., Ltd.	25,000	28,950
	Charoen Pokphand Enterprise	59,160	166,291
	CHC Healthcare Group	49,000	61,284
	CHC Resources Corp.	30,379	51,183
	Chen Full International Co., Ltd.	46,000	64,556
	Chenbro Micom Co., Ltd.	33,000	88,202
#	Cheng Loong Corp.	249,480	376,536
#*	Cheng Mei Materials Technology Corp.	228,250	107,215
	Cheng Shin Rubber Industry Co., Ltd.	554,808	857,462
	Cheng Uei Precision Industry Co., Ltd.	214,159	310,289
	Chenming Electronic Technology Corp.	64,000	31,044
	Chia Chang Co., Ltd.	39,000	70,045
	Chian Hsing Forging Industrial Co., Ltd.	22,000	34,186
#	Chicony Electronics Co., Ltd.	255,350	736,658
	Chicony Power Technology Co., Ltd.	73,731	183,216
	Chief Telecom, Inc.	8,000	85,633
	Chieftek Precision Co., Ltd.	21,250	76,653
	Chien Kuo Construction Co., Ltd.	80,540	41,120
	Chilisin Electronics Corp.	85,590	329,388
	Chime Ball Technology Co., Ltd.	10,565	12,471
*	China Airlines, Ltd.	1,257,062	776,791
#	China Bills Finance Corp.	351,000	212,868
	China Chemical & Pharmaceutical Co., Ltd.	79,000	66,589
	China Development Financial Holding Corp.	3,153,579	1,594,050
	China Ecotek Corp.	10,000	14,583
	China Electric Manufacturing Corp.	127,170	50,853
	China Fineblanking Technology Co., Ltd.	14,318	21,860
	China General Plastics Corp.	121,526	172,880
#	China Glaze Co., Ltd.	60,680	30,620
	China Life Insurance Co., Ltd.	355,073	334,845
#*	China Man-Made Fiber Corp.	514,390	200,290
	China Metal Products	130,190	154,662
	China Motor Corp.	93,600	222,377
#	China Petrochemical Development Corp.	1,264,996	597,019
	China Steel Chemical Corp.	49,227	195,710
	China Steel Corp.	1,604,940	2,093,113
	China Steel Structure Co., Ltd.	51,000	79,717
#	China Wire & Cable Co., Ltd.	36,120	37,329
#	Chinese Maritime Transport, Ltd.	35,120	74,520
	Ching Feng Home Fashions Co., Ltd.	41,000	33,348
#	Chin-Poon Industrial Co., Ltd.	134,113	155,056
	Chipbond Technology Corp.	301,000	808,933
	ChipMOS Techinologies, Inc.	239,594	459,165
	ChipMOS Technologies, Inc., ADR	5,151	197,935
	Chlitina Holding, Ltd.	25,000	183,368
	Chong Hong Construction Co., Ltd.	83,361	239,308
#	Chroma ATE, Inc.	73,466	517,519
	Chun YU Works & Co., Ltd.	63,000	74,907
#	Chun Yuan Steel Industry Co., Ltd.	200,999	206,884
	Chung Hsin Electric & Machinery Manufacturing Corp.	165,000	298,954
*	Chung Hung Steel Corp.	311,889	548,084
	Chung Hwa Food Industrial Co., Ltd.	7,000	34,442
*	Chung Hwa Pulp Corp.	134,246	122,831
#	Chunghwa Precision Test Tech Co., Ltd.	7,000	167,712
	Chunghwa Telecom Co., Ltd., Sponsored ADR	30,397	1,260,260
	Chunghwa Telecom Co., Ltd.	238,800	985,399
	Cleanaway Co., Ltd.	28,000	168,290
	Clevo Co.	175,869	186,928

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	CMC Magnetics Corp.	422,907	$148,381
	Collins Co., Ltd.	88,000	46,006
	Compal Broadband Networks, Inc.	11,000	11,424
#	Compal Electronics, Inc.	1,707,086	1,320,477
	Compeq Manufacturing Co., Ltd.	524,000	805,006
	Compucase Enterprise	22,000	33,594
#	Concord Securities Co., Ltd.	229,912	132,653
	Concraft Holding Co., Ltd.	28,203	71,770
	Continental Holdings Corp.	188,250	161,387
	Contrel Technology Co., Ltd.	70,000	52,178
	Coremax Corp.	22,131	85,584
	Coretronic Corp.	148,600	293,356
#	Co-Tech Development Corp.	67,541	191,701
	Cowealth Medical Holding Co., Ltd.	27,216	26,243
	Creative Sensor, Inc.	51,000	52,165
*	Crowell Development Corp.	58,000	44,883
#*	CSBC Corp. Taiwan	153,261	132,225
	CTBC Financial Holding Co., Ltd.	4,272,612	3,498,853
	CTCI Corp.	186,555	255,435
*	C-Tech United Corp.	19,555	19,187
#	Cub Elecparts, Inc.	18,087	114,226
	CviLux Corp.	40,902	68,382
	CX Technology Co., Ltd.	16,000	28,524
	Cyberlink Corp.	18,356	51,136
	CyberPower Systems, Inc.	24,000	68,891
	CyberTAN Technology, Inc.	88,576	61,914
	Cypress Technology Co., Ltd.	19,048	34,429
#	DA CIN Construction Co., Ltd.	121,000	129,954
	Dadi Early-Childhood Education Group, Ltd.	6,825	44,857
	Dafeng TV, Ltd.	28,396	44,640
	Da-Li Development Co., Ltd.	95,256	106,241
#	Darfon Electronics Corp.	85,000	143,358
*	Darwin Precisions Corp.	202,000	96,494
	Daxin Materials Corp.	22,000	70,679
	De Licacy Industrial Co., Ltd.	131,458	83,588
	Delpha Construction Co., Ltd.	102,632	51,576
	Delta Electronics, Inc.	194,940	2,008,650
	Depo Auto Parts Ind Co., Ltd.	65,000	142,377
	DFI, Inc.	14,000	32,385
#	Dimerco Data System Corp.	17,000	43,883
#	Dimerco Express Corp.	60,000	218,364
#	D-Link Corp.	200,148	139,050
	Draytek Corp.	13,000	12,023
	Drewloong Precision, Inc.	8,000	31,676
	Dyaco International, Inc.	33,880	100,166
*	Dynamic Electronics Co., Ltd.	141,382	111,811
	Dynapack International Technology Corp.	37,000	134,663
	E & R Engineering Corp.	6,000	14,886
#	E Ink Holdings, Inc.	108,000	312,312
	E.Sun Financial Holding Co., Ltd.	1,765,244	1,674,234
	Eastern Media International Corp.	183,000	303,889
#	Eclat Textile Co., Ltd.	44,279	966,743
#*	Edimax Technology Co., Ltd.	46,000	18,246
	Edison Opto Corp.	54,000	53,509
	Edom Technology Co., Ltd.	66,014	87,125
	eGalax_eMPIA Technology, Inc.	12,909	52,484
	Egis Technology, Inc.	15,000	81,509
#	Elan Microelectronics Corp.	92,959	604,078
	E-LIFE MALL Corp.	36,000	106,836

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Elite Advanced Laser Corp.	51,928	$113,728
	Elite Material Co., Ltd.	98,909	799,855
	Elite Semiconductor Microelectronics Technology, Inc.	66,000	429,342
*	Elitegroup Computer Systems Co., Ltd.	101,235	78,459
	eMemory Technology, Inc.	14,000	658,480
	Emerging Display Technologies Corp.	30,000	20,190
#	Ennoconn Corp.	25,906	208,242
*	Ennostar, Inc.	226,227	665,892
	EnTie Commercial Bank Co., Ltd.	218,500	129,844
*	Epileds Technologies, Inc.	25,000	24,156
	Eslite Spectrum Corp. (The)	9,000	19,989
#	Eson Precision Ind. Co., Ltd.	30,000	71,785
	Eternal Materials Co., Ltd.	304,075	422,467
#*	Etron Technology, Inc.	104,957	185,994
	Eurocharm Holdings Co., Ltd.	6,000	33,211
	Eva Airways Corp.	1,013,990	662,515
*	Everest Textile Co., Ltd.	131,728	55,699
	Evergreen International Storage & Transport Corp.	301,000	347,605
*	Evergreen Marine Corp. Taiwan, Ltd.	818,354	3,892,113
#	Everlight Electronics Co., Ltd.	212,149	476,910
#*	Everspring Industry Co., Ltd.	35,000	33,631
	Excel Cell Electronic Co., Ltd.	17,000	15,586
	Excellence Opto, Inc.	32,000	30,415
	Excelliance Mos Corp.	10,000	86,909
	Excelsior Medical Co., Ltd.	48,197	96,536
	EZconn Corp.	26,250	31,882
	Far Eastern Department Stores, Ltd.	519,370	423,838
	Far Eastern International Bank	888,386	341,908
	Far Eastern New Century Corp.	691,560	732,859
	Far EasTone Telecommunications Co., Ltd.	443,000	960,127
#	Faraday Technology Corp.	49,000	198,365
#	Farglory F T Z Investment Holding Co., Ltd.	30,777	40,941
	Farglory Land Development Co., Ltd.	109,442	219,355
#*	Federal Corp.	125,729	129,452
	Feedback Technology Corp.	15,400	32,761
	Feng Hsin Steel Co., Ltd.	139,550	407,345
	Feng TAY Enterprise Co., Ltd.	94,380	780,868
	Firich Enterprises Co., Ltd.	13,970	15,889
*	First Copper Technology Co., Ltd.	84,000	166,961
	First Financial Holding Co., Ltd.	1,420,077	1,155,953
#	First Hi-Tec Enterprise Co., Ltd.	28,000	71,705
	First Hotel	107,746	55,611
	First Insurance Co., Ltd. (The)	103,606	48,359
	First Steamship Co., Ltd.	341,425	207,871
*	FIT Holding Co., Ltd.	62,000	80,068
	Fitipower Integrated Technology, Inc.	19,000	191,822
	Fittech Co., Ltd.	15,000	112,199
	FLEXium Interconnect, Inc.	131,001	611,639
	Flytech Technology Co., Ltd.	38,373	90,559
	FocalTech Systems Co., Ltd.	30,963	309,154
	FOCI Fiber Optic Communications, Inc.	34,000	32,186
	Forcecon Tech Co., Ltd.	12,000	40,053
	Forest Water Environment Engineering Co., Ltd.	21,667	30,935
#	Formosa Advanced Technologies Co., Ltd.	93,000	137,883
	Formosa Chemicals & Fibre Corp.	453,378	1,335,057
	Formosa International Hotels Corp.	21,905	118,317
	Formosa Oilseed Processing Co., Ltd.	28,000	45,148
	Formosa Optical Technology Co., Ltd.	12,000	27,083
	Formosa Petrochemical Corp.	90,000	313,592

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Formosa Plastics Corp.	315,134	$1,127,255
	Formosa Sumco Technology Corp.	23,000	155,272
#	Formosa Taffeta Co., Ltd.	310,000	361,170
	Formosan Rubber Group, Inc.	101,720	87,057
	Formosan Union Chemical	121,847	90,922
#	Fortune Electric Co., Ltd.	42,000	65,319
	Founding Construction & Development Co., Ltd.	77,460	47,154
	Foxconn Technology Co., Ltd.	212,536	470,137
	Foxsemicon Integrated Technology, Inc.	25,562	214,343
	Froch Enterprise Co., Ltd.	95,713	150,086
	FSP Technology, Inc.	35,886	52,973
	Fubon Financial Holding Co., Ltd.	1,319,896	3,548,091
#	Fulgent Sun International Holding Co., Ltd.	40,898	135,946
	Fullerton Technology Co., Ltd.	51,000	32,660
*	Fulltech Fiber Glass Corp.	68,000	47,714
	Fusheng Precision Co., Ltd.	32,000	248,049
	Fwusow Industry Co., Ltd.	69,756	55,949
	G Shank Enterprise Co., Ltd.	86,382	169,746
#	Gamania Digital Entertainment Co., Ltd.	46,000	105,012
	GCS Holdings, Inc.	30,000	51,712
	GEM Services, Inc.	16,670	71,238
	Gemtek Technology Corp.	120,574	141,969
	General Interface Solution Holding, Ltd.	116,000	485,578
	General Plastic Industrial Co., Ltd.	34,384	30,634
	Generalplus Technology, Inc.	25,000	75,921
*	GeneReach Biotechnology Corp.	5,000	21,938
	Genesys Logic, Inc.	20,000	95,443
	Genius Electronic Optical Co., Ltd.	28,979	540,342
	Genovate Biotechnology Co., Ltd.	21,000	19,117
	GeoVision, Inc.	37,264	51,863
	Getac Technology Corp.	129,000	259,496
	Giant Manufacturing Co., Ltd.	101,287	1,166,469
	Giantplus Technology Co., Ltd.	104,000	49,541
#	Gigabyte Technology Co., Ltd.	157,000	564,098
*	Gigastorage Corp.	75,000	70,759
	Ginko International Co., Ltd.	22,050	178,700
#	Global Brands Manufacture, Ltd.	168,666	214,986
	Global Lighting Technologies, Inc.	10,000	32,402
#	Global Mixed Mode Technology, Inc.	22,000	215,256
	Global PMX Co., Ltd.	19,000	117,989
	Global Unichip Corp.	20,000	296,395
#	Globalwafers Co., Ltd.	36,000	1,093,793
	Globe Union Industrial Corp.	114,518	70,737
#	Gloria Material Technology Corp.	210,708	205,641
*	GlycoNex, Inc.	11,000	11,599
	GMI Technology, Inc.	33,000	27,499
*	Gold Circuit Electronics, Ltd.	109,263	280,783
	Golden Friends Corp.	22,500	47,564
#	Goldsun Building Materials Co., Ltd.	347,735	282,771
	Good Way Technology Co., Ltd.	11,000	17,007
	Good Will Instrument Co., Ltd.	29,859	26,450
#	Gourmet Master Co., Ltd.	52,052	273,884
	Grand Fortune Securities Co., Ltd.	95,657	59,834
	Grand Ocean Retail Group, Ltd.	42,000	31,087
*	Grand Pacific Petrochemical	350,000	365,881
	Grand Plastic Technology Corp.	6,000	87,438
	GrandTech CG Systems, Inc.	14,450	25,516
	Grape King Bio, Ltd.	48,000	292,755
	Great China Metal Industry	78,000	79,307

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Great Taipei Gas Co., Ltd.	103,000	$122,900
	Great Tree Pharmacy Co., Ltd.	7,000	59,873
	Great Wall Enterprise Co., Ltd.	189,921	408,598
	Greatek Electronics, Inc.	113,000	386,010
*	Green Energy Technology, Inc.	181,537	389
	GTM Holdings Corp.	63,000	56,503
#	Hannstar Board Corp.	186,734	317,441
#*	HannStar Display Corp.	892,667	609,346
#	HannsTouch Solution, Inc.	281,781	136,178
	Hanpin Electron Co., Ltd.	26,000	28,468
*	Harvatek Corp.	83,052	86,278
	Heran Co., Ltd.	3,000	12,260
	Hi-Clearance, Inc.	5,107	25,579
	Highlight Tech Corp.	23,136	35,069
	Highwealth Construction Corp.	312,709	549,252
	HIM International Music, Inc.	6,190	20,106
	Hiroca Holdings, Ltd.	20,728	49,463
	Hitron Technology, Inc.	40,799	29,628
	Hiwin Technologies Corp.	68,555	788,791
#*	Ho Tung Chemical Corp.	465,035	187,344
	Hocheng Corp.	137,300	56,829
	Holiday Entertainment Co., Ltd.	37,000	85,156
	Holtek Semiconductor, Inc.	62,000	299,753
#	Holy Stone Enterprise Co., Ltd.	39,000	174,951
	Hon Hai Precision Industry Co., Ltd.	1,466,599	5,795,589
	Hon Hai Precision Industry Co., Ltd., GDR	83,012	660,748
	Hon Hai Precision Industry Co., Ltd., GDR	78	618
	Hong Pu Real Estate Development Co., Ltd.	66,609	51,830
#	Hong TAI Electric Industrial	55,000	46,280
#	Hong YI Fiber Industry Co.	68,000	62,611
	Horizon Securities Co., Ltd.	76,000	61,192
#	Hota Industrial Manufacturing Co., Ltd.	72,870	254,762
	Hotai Finance Co., Ltd.	58,000	178,645
	Hotai Motor Co., Ltd.	64,000	1,354,789
	Hotron Precision Electronic Industrial Co., Ltd.	17,857	47,533
	Hsin Kuang Steel Co., Ltd.	63,788	173,411
	Hsin Yung Chien Co., Ltd.	16,695	88,068
	Hsing TA Cement Co.	42,000	38,192
#*	HTC Corp.	314,000	442,328
	Hu Lane Associate, Inc.	21,679	105,381
	HUA ENG Wire & Cable Co., Ltd.	99,000	89,894
	Hua Nan Financial Holdings Co., Ltd.	1,296,948	896,164
	Hua Yu Lien Development Co., Ltd.	30,000	43,912
	Huaku Development Co., Ltd.	99,465	302,424
	Huang Hsiang Construction Corp.	45,000	69,579
	Hung Ching Development & Construction Co., Ltd.	54,000	50,567
	Hung Sheng Construction, Ltd.	175,200	130,736
	Huxen Corp.	10,000	19,499
*	Hwa Fong Rubber Industrial Co., Ltd.	76,849	50,069
*	Hwacom Systems, Inc.	43,000	28,275
	Ibase Technology, Inc.	61,076	85,900
	IBF Financial Holdings Co., Ltd.	830,613	489,057
	Ichia Technologies, Inc.	118,897	80,402
#*	I-Chiun Precision Industry Co., Ltd.	66,000	134,037
	IEI Integration Corp.	42,680	80,740
	Infortrend Technology, Inc.	110,798	72,895
#	Info-Tek Corp.	26,000	46,763
	Innodisk Corp.	21,511	185,091
#	Innolux Corp.	1,800,461	1,208,387

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Inpaq Technology Co., Ltd.	18,750	$45,139
	Insyde Software Corp.	11,000	39,425
	Intai Technology Corp.	11,800	36,257
	Integrated Service Technology, Inc.	48,345	87,834
	IntelliEPI, Inc.	9,000	18,296
	International CSRC Investment Holdings Co.	271,400	260,765
	International Games System Co., Ltd.	23,000	717,738
#	Inventec Corp.	713,181	599,237
	Iron Force Industrial Co., Ltd.	18,000	46,757
	I-Sheng Electric Wire & Cable Co., Ltd.	50,000	80,925
	ITE Technology, Inc.	46,202	209,548
	ITEQ Corp.	73,628	362,313
	Jarllytec Co., Ltd.	29,000	71,873
	Jentech Precision Industrial Co., Ltd.	20,000	235,325
	Jess-Link Products Co., Ltd.	42,875	56,032
	Jia Wei Lifestyle, Inc.	18,000	52,895
	Jih Lin Technology Co., Ltd.	24,000	97,141
	Jiin Yeeh Ding Enterprise Co., Ltd.	18,000	26,931
	Jinan Acetate Chemical Co., Ltd.	5,060	18,118
	Jinli Group Holdings, Ltd.	81,159	40,562
	Johnson Health Tech Co., Ltd.	31,000	84,363
	Jourdeness Group, Ltd.	21,000	57,306
	K Laser Technology, Inc.	47,000	37,440
	Kaimei Electronic Corp.	34,484	127,044
	Kaori Heat Treatment Co., Ltd.	18,983	33,167
	Kaulin Manufacturing Co., Ltd.	33,000	17,942
	Kedge Construction Co., Ltd.	12,000	20,818
	KEE TAI Properties Co., Ltd.	189,226	71,823
#	Kenda Rubber Industrial Co., Ltd.	205,236	279,798
	Kenmec Mechanical Engineering Co., Ltd.	59,000	56,895
#	Kerry TJ Logistics Co., Ltd.	65,000	127,908
	Key Ware Electronics Co., Ltd.	76,000	52,903
	Keystone Microtech Corp.	5,000	62,286
	Kindom Development Co., Ltd.	147,000	226,752
	King Chou Marine Technology Co., Ltd.	33,660	45,365
	King Slide Works Co., Ltd.	19,050	253,919
	King Yuan Electronics Co., Ltd.	578,529	964,425
	King's Town Bank Co., Ltd.	356,000	514,704
*	King's Town Construction Co., Ltd.	49,348	62,748
	Kinik Co.	33,000	76,379
*	Kinko Optical Co., Ltd.	35,000	42,575
	Kinpo Electronics	449,028	206,352
#	Kinsus Interconnect Technology Corp.	95,009	629,163
	KMC Kuei Meng International, Inc.	22,761	196,258
#	KNH Enterprise Co., Ltd.	45,000	54,628
#	KS Terminals, Inc.	45,760	147,868
	Kung Long Batteries Industrial Co., Ltd.	33,000	184,853
*	Kung Sing Engineering Corp.	231,277	80,498
	Kuo Toong International Co., Ltd.	45,625	39,873
	Kuo Yang Construction Co., Ltd.	90,366	95,367
	Kwong Fong Industries Corp.	50,442	18,307
	Kwong Lung Enterprise Co., Ltd.	41,000	64,343
	KYE Systems Corp.	80,426	34,171
	L&K Engineering Co., Ltd.	54,000	60,380
	La Kaffa International Co., Ltd.	7,000	27,877
*	LAN FA Textile	149,277	69,908
	Land Mark Optoelectronics Corp.	25,000	212,279
	Lanner Electronics, Inc.	35,813	75,278
	Largan Precision Co., Ltd.	19,306	2,031,597

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Laser Tek Taiwan Co., Ltd.	29,000	$34,932
#	Leader Electronics, Inc.	67,602	42,370
*	Lealea Enterprise Co., Ltd.	250,981	106,134
	Ledlink Optics, Inc.	15,467	17,059
	LEE CHI Enterprises Co., Ltd.	90,000	102,818
	Lelon Electronics Corp.	32,694	84,699
	Lemtech Holdings Co., Ltd.	8,798	60,420
*	Leofoo Development Co., Ltd.	23,254	15,064
	Li Cheng Enterprise Co., Ltd.	38,337	30,698
*	Li Peng Enterprise Co., Ltd.	158,806	64,781
	Lian HWA Food Corp.	23,562	63,342
	Lida Holdings, Ltd.	31,320	33,675
	Lien Hwa Industrial Holdings Corp.	180,577	339,164
	Lifestyle Global Enterprise, Inc.	8,000	13,452
*	Lingsen Precision Industries, Ltd.	128,000	122,870
#	Lintes Technology Co., Ltd.	7,000	29,362
	Lite-On Technology Corp.	638,395	1,467,307
*	Long Bon International Co., Ltd.	61,180	40,784
	Long Da Construction & Development Corp.	54,000	42,958
	Longchen Paper & Packaging Co., Ltd.	364,908	370,297
	Longwell Co.	18,000	44,838
#	Lotes Co., Ltd.	27,509	563,419
	Lu Hai Holding Corp.	21,827	38,783
	Lumax International Corp., Ltd.	43,492	106,766
	Lung Yen Life Service Corp.	51,000	88,367
*	LuxNet Corp.	32,000	21,920
	M31 Technology Corp.	5,000	70,626
	Macauto Industrial Co., Ltd.	14,000	48,832
	Machvision, Inc.	17,676	164,961
	Macroblock, Inc.	12,367	69,341
	Macronix International Co., Ltd.	548,201	819,264
	Makalot Industrial Co., Ltd.	79,605	677,567
#	Marketech International Corp.	31,000	123,794
#	Materials Analysis Technology, Inc.	23,160	125,671
	Mayer Steel Pipe Corp.	29,259	37,370
	Mechema Chemicals International Corp.	10,000	28,719
	MediaTek, Inc.	221,360	7,237,995
*	Medigen Vaccine Biologics Corp.	14,000	138,996
	Mega Financial Holding Co., Ltd.	1,646,669	1,950,252
	Meiloon Industrial Co.	35,650	42,678
	Mercuries & Associates Holding, Ltd.	216,720	180,385
*	Mercuries Life Insurance Co., Ltd.	560,114	185,171
	Merida Industry Co., Ltd.	21,735	261,040
	Merry Electronics Co., Ltd.	55,000	219,206
#*	Microbio Co., Ltd.	58,492	119,761
#	Micro-Star International Co., Ltd.	133,233	707,831
	Mildef Crete, Inc.	18,000	40,479
*	MIN AIK Technology Co., Ltd.	61,200	53,501
	Mirle Automation Corp.	68,805	110,137
#	Mitac Holdings Corp.	325,125	331,163
	Mobiletron Electronics Co., Ltd.	35,440	72,153
	momo.com, Inc.	6,500	362,944
#	MOSA Industrial Corp.	49,000	86,222
	MPI Corp.	19,000	106,150
	Nak Sealing Technologies Corp.	21,000	72,053
	Namchow Holdings Co., Ltd.	91,000	164,468
#	Nan Kang Rubber Tire Co., Ltd.	136,139	193,900
#	Nan Liu Enterprise Co., Ltd.	18,000	85,261
	Nan Pao Resins Chemical Co., Ltd.	7,000	37,583

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Nan Ren Lake Leisure Amusement Co., Ltd.	52,000	$33,622
	Nan Ya Plastics Corp.	435,674	1,359,677
#	Nan Ya Printed Circuit Board Corp.	32,072	458,271
	Nang Kuang Pharmaceutical Co., Ltd.	21,000	28,656
#	Nantex Industry Co., Ltd.	99,964	440,461
#	Nanya Technology Corp.	278,000	723,267
	National Petroleum Co., Ltd.	37,000	64,141
#	Netronix, Inc.	30,000	67,214
	New Best Wire Industrial Co., Ltd.	27,600	43,222
	New Era Electronics Co., Ltd.	33,000	28,798
*	Newmax Technology Co., Ltd.	26,000	40,363
	Nexcom International Co., Ltd.	44,000	36,218
#	Nichidenbo Corp.	63,193	128,973
	Nidec Chaun-Choung Technology Corp.	7,000	51,557
*	Nien Hsing Textile Co., Ltd.	78,110	64,852
	Nien Made Enterprise Co., Ltd.	51,000	856,254
	Nishoku Technology, Inc.	18,400	69,210
	Nova Technology Corp.	5,000	27,218
#	Novatek Microelectronics Corp.	121,000	2,225,834
#	O-Bank Co., Ltd.	490,362	123,139
*	Ocean Plastics Co., Ltd.	66,000	85,661
	OK Biotech Co., Ltd.	46,000	39,027
*	Oneness Biotech Co., Ltd.	33,000	227,986
	OptoTech Corp.	179,043	205,235
	Orient Semiconductor Electronics, Ltd.	89,310	86,750
*	Oriental Union Chemical Corp.	250,821	201,558
	O-TA Precision Industry Co., Ltd.	9,935	58,146
	Pacific Construction Co.	143,000	50,547
	Pacific Hospital Supply Co., Ltd.	23,094	58,640
	Paiho Shih Holdings Corp.	45,675	65,989
	Pan Jit International, Inc.	99,300	366,854
	Pan-International Industrial Corp.	119,514	179,869
#	Panion & BF Biotech, Inc.	21,000	61,186
	Parade Technologies, Ltd.	16,400	1,007,063
*	Paragon Technologies Co., Ltd.	30,762	26,697
#	PChome Online, Inc.	29,000	136,456
	PCL Technologies, Inc.	16,088	50,521
	P-Duke Technology Co., Ltd.	23,442	63,760
	Pegatron Corp.	701,037	1,690,057
	Pegavision Corp.	10,000	160,659
	PharmaEngine, Inc.	9,000	20,631
*	Pharmally International Holding Co., Ltd.	27,096	10,283
#*	Phihong Technology Co., Ltd.	49,810	68,045
	Phison Electronics Corp.	32,000	546,874
	Phoenix Silicon International Corp.	23,000	41,715
	Pixart Imaging, Inc.	41,030	286,212
	Planet Technology Corp.	16,000	38,941
#	Plastron Precision Co., Ltd.	59,628	27,969
	Plotech Co., Ltd.	29,000	27,890
	Polytronics Technology Corp.	18,269	96,758
	Posiflex Technology, Inc.	6,346	17,511
	Pou Chen Corp.	598,144	756,520
	Power Wind Health Industry, Inc.	15,840	88,765
	Powertech Technology, Inc.	282,400	1,119,073
*	Poya International Co., Ltd.	16,873	360,780
	President Chain Store Corp.	156,000	1,566,921
	President Securities Corp.	320,070	309,865
	Primax Electronics, Ltd.	133,000	293,285
	Prince Housing & Development Corp.	455,087	194,742

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Pro Hawk Corp.	5,000	$33,552
	Promate Electronic Co., Ltd.	63,000	95,267
	Prosperity Dielectrics Co., Ltd.	40,032	97,431
	Qisda Corp.	585,439	620,193
	QST International Corp.	21,000	48,207
#	Qualipoly Chemical Corp.	52,198	65,839
	Quang Viet Enterprise Co., Ltd.	17,000	70,576
	Quanta Computer, Inc.	542,715	1,503,398
	Quanta Storage, Inc.	91,000	123,497
#*	Quintain Steel Co., Ltd.	99,306	102,487
	Radiant Opto-Electronics Corp.	142,144	537,462
	Radium Life Tech Co., Ltd.	236,537	94,953
	Rafael Microelectronics, Inc.	10,000	73,820
*	RDC Semiconductor Co., Ltd.	5,000	75,156
	Realtek Semiconductor Corp.	82,268	1,736,984
	Rechi Precision Co., Ltd.	173,173	125,287
*	Reward Wool Industry Corp.	51,000	39,271
	Rexon Industrial Corp., Ltd.	35,000	96,839
	Rich Development Co., Ltd.	285,254	95,939
#	RichWave Technology Corp.	18,100	260,451
*	Ritek Corp.	325,288	111,236
	Rodex Fasteners Corp.	25,000	29,884
*	Roo Hsing Co., Ltd.	200,000	63,364
	Ruentex Development Co., Ltd.	309,366	691,795
	Ruentex Industries, Ltd.	137,941	484,213
	Run Long Construction Co., Ltd.	23,000	49,972
	Sakura Development Co., Ltd.	30,000	34,822
	Sampo Corp.	151,200	163,830
	San Fang Chemical Industry Co., Ltd.	76,992	64,642
	San Far Property, Ltd.	114,522	62,672
	San Shing Fastech Corp.	44,479	92,353
	Sanitar Co., Ltd.	24,000	32,610
	Sanyang Motor Co., Ltd.	236,684	243,841
*	Savior Lifetec Corp.	46,000	41,454
#	SCI Pharmtech, Inc.	20,000	64,426
	Scientech Corp.	18,000	38,498
	ScinoPharm Taiwan, Ltd.	55,000	50,805
#	SDI Corp.	38,000	196,162
	Sea Sonic Electronics Co., Ltd.	6,000	22,078
	Senao International Co., Ltd.	29,000	33,095
	Senao Networks, Inc.	9,000	31,769
	Sercomm Corp.	83,000	193,199
	Sesoda Corp.	75,519	91,707
	Shanghai Commercial & Savings Bank, Ltd. (The)	560,000	837,683
	Shan-Loong Transportation Co., Ltd.	48,000	61,260
*	Sharehope Medicine Co., Ltd.	33,512	35,972
	Sheng Yu Steel Co., Ltd.	53,000	87,278
	ShenMao Technology, Inc.	35,435	71,096
	Shih Her Technologies, Inc.	20,000	41,209
	Shihlin Electric & Engineering Corp.	117,000	223,953
	Shin Foong Specialty & Applied Materials Co., Ltd.	9,000	85,429
	Shin Kong Financial Holding Co., Ltd.	2,294,996	753,476
	Shin Ruenn Development Co., Ltd.	18,000	18,585
#	Shin Zu Shing Co., Ltd.	75,630	290,156
	Shinih Enterprise Co., Ltd.	17,000	13,698
#*	Shining Building Business Co., Ltd.	157,397	66,553
	Shinkong Insurance Co., Ltd.	124,000	184,626
#	Shinkong Synthetic Fibers Corp.	495,191	364,709
	Shinkong Textile Co., Ltd.	61,800	91,680

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Shiny Chemical Industrial Co., Ltd.	33,734	$174,297
	ShunSin Technology Holding, Ltd.	13,000	49,727
*	Shuttle, Inc.	167,000	70,740
	Sigurd Microelectronics Corp.	224,538	516,685
	Silergy Corp.	7,000	949,793
	Silicon Integrated Systems Corp.	190,179	175,587
	Silicon Optronics, Inc.	10,000	70,774
	Simplo Technology Co., Ltd.	55,400	732,864
	Sinbon Electronics Co., Ltd.	65,917	567,034
	Sincere Navigation Corp.	137,240	188,916
#	Singatron Enterprise Co., Ltd.	21,000	17,081
	Single Well Industrial Corp.	17,000	16,815
	Sinher Technology, Inc.	29,000	46,954
	Sinmag Equipment Corp.	11,979	47,377
	Sino American Electronic Co., Ltd.	18,634	0
#	Sino-American Silicon Products, Inc.	197,000	1,336,326
	Sinon Corp.	181,000	149,013
	SinoPac Financial Holdings Co., Ltd.	2,106,222	1,060,330
	Sinyi Realty, Inc.	93,549	101,271
	Sirtec International Co., Ltd.	18,600	18,237
	Sitronix Technology Corp.	38,434	530,827
	Siward Crystal Technology Co., Ltd.	42,000	56,449
	Softstar Entertainment, Inc.	5,000	13,224
	Soft-World International Corp.	25,000	92,923
#	Solar Applied Materials Technology Co.	161,339	272,150
	Solomon Technology Corp.	71,000	46,420
	Solteam, Inc.	13,300	36,748
	Sonix Technology Co., Ltd.	58,000	223,861
	Southeast Cement Co., Ltd.	115,000	74,173
#	Speed Tech Corp.	45,000	125,479
	Spirox Corp.	21,000	22,600
	Sporton International, Inc.	23,892	206,780
	St Shine Optical Co., Ltd.	13,000	178,891
	Standard Chemical & Pharmaceutical Co., Ltd.	30,000	40,975
	Standard Foods Corp.	159,642	300,003
	Stark Technology, Inc.	30,200	74,813
	Sun Race Sturmey-Archer, Inc.	13,000	27,300
*	Sun Yad Construction Co., Ltd.	50,000	22,034
	Sunjuice Holdings Co., Ltd.	7,000	126,410
	Sunko INK Co., Ltd.	44,200	15,807
	SunMax Biotechnology Co., Ltd.	9,000	23,212
	Sunny Friend Environmental Technology Co., Ltd.	32,000	232,935
#	Sunonwealth Electric Machine Industry Co., Ltd.	78,000	122,273
#	Sunplus Technology Co., Ltd.	136,000	213,147
#	Sunrex Technology Corp.	30,631	60,775
	Sunspring Metal Corp.	31,000	34,299
	Supreme Electronics Co., Ltd.	148,833	236,392
	Sweeten Real Estate Development Co., Ltd.	88,642	79,296
	Symtek Automation Asia Co., Ltd.	13,421	51,331
	Syncmold Enterprise Corp.	51,000	149,987
	SYNergy ScienTech Corp.	16,000	22,152
	Synnex Technology International Corp.	369,967	702,690
	Systex Corp.	33,000	103,438
#	T3EX Global Holdings Corp.	28,772	189,203
	TA Chen Stainless Pipe	432,524	808,582
*	Ta Ching Securities Co., Ltd.	32,000	25,948
	Ta Liang Technology Co., Ltd.	19,000	54,935
	Ta Ya Electric Wire & Cable	146,820	143,529
	Ta Yih Industrial Co., Ltd.	16,000	26,202

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Tah Hsin Industrial Corp.	33,600	$83,008
#	TA-I Technology Co., Ltd.	30,936	75,926
*	Tai Tung Communication Co., Ltd.	25,227	15,638
	Taichung Commercial Bank Co., Ltd.	1,454,076	619,234
#	TaiDoc Technology Corp.	19,458	148,843
	Taiflex Scientific Co., Ltd.	74,540	148,640
#	Taimide Tech, Inc.	35,117	64,803
	Tainan Enterprises Co., Ltd.	43,000	27,708
#	Tainan Spinning Co., Ltd.	415,568	361,179
	Tai-Saw Technology Co., Ltd.	13,000	16,810
	Taishin Financial Holding Co., Ltd.	2,170,297	1,316,972
	Taisun Enterprise Co., Ltd.	43,000	44,675
#	Taita Chemical Co., Ltd.	113,464	175,651
#	Taiwan Business Bank	1,440,870	488,971
	Taiwan Cement Corp.	1,248,303	2,354,185
	Taiwan Chelic Corp., Ltd.	7,000	14,903
*	Taiwan Chinsan Electronic Industrial Co., Ltd.	39,242	68,629
	Taiwan Cogeneration Corp.	115,077	157,891
	Taiwan Cooperative Financial Holding Co., Ltd.	1,303,182	1,018,745
	Taiwan Fertilizer Co., Ltd.	301,000	645,127
	Taiwan Fire & Marine Insurance Co., Ltd.	91,520	64,201
	Taiwan FU Hsing Industrial Co., Ltd.	63,000	96,817
	Taiwan Glass Industry Corp.	314,442	431,525
	Taiwan High Speed Rail Corp.	495,000	538,052
	Taiwan Hon Chuan Enterprise Co., Ltd.	128,455	359,273
#	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	72,000	137,077
*	Taiwan IC Packaging Corp.	18,000	19,787
	Taiwan Kolin Co., Ltd.	292,000	0
*	Taiwan Land Development Corp.	335,217	76,050
	Taiwan Line Tek Electronic	27,000	28,125
	Taiwan Mask Corp.	35,000	124,172
	Taiwan Mobile Co., Ltd.	328,800	1,223,524
	Taiwan Navigation Co., Ltd.	55,000	87,741
	Taiwan Paiho, Ltd.	88,068	292,757
	Taiwan PCB Techvest Co., Ltd.	158,733	264,193
	Taiwan Sakura Corp.	73,600	172,178
	Taiwan Sanyo Electric Co., Ltd.	32,800	40,058
	Taiwan Secom Co., Ltd.	108,795	365,961
#	Taiwan Semiconductor Co., Ltd.	98,000	282,450
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	370,400	43,203,456
	Taiwan Semiconductor Manufacturing Co., Ltd.	1,923,214	40,194,203
#	Taiwan Shin Kong Security Co., Ltd.	111,251	157,385
	Taiwan Styrene Monomer	218,164	152,760
	Taiwan Surface Mounting Technology Corp.	89,845	403,502
	Taiwan Taxi Co., Ltd.	16,000	46,765
#*	Taiwan TEA Corp.	231,648	171,226
#	Taiwan Union Technology Corp.	84,000	350,586
	Taiyen Biotech Co., Ltd.	51,712	59,359
#*	Tatung Co., Ltd.	808,688	756,631
	TCI Co., Ltd.	33,153	387,882
	Te Chang Construction Co., Ltd.	37,247	38,276
	Team Group, Inc.	13,000	33,637
#	Teco Electric and Machinery Co., Ltd.	411,000	457,406
	Tehmag Foods Corp.	7,700	94,070
	Tera Autotech Corp.	22,701	17,432
	Test Research, Inc.	58,571	120,814
	Test-Rite International Co., Ltd.	102,568	92,420
*	Tex-Ray Industrial Co., Ltd.	27,000	14,372
	Thermaltake Technology Co., Ltd.	11,000	22,444

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Thinking Electronic Industrial Co., Ltd.	28,000	$221,716
	Thye Ming Industrial Co., Ltd.	57,125	85,190
	Tofu Restaurant Co., Ltd.	3,000	16,583
*	Ton Yi Industrial Corp.	494,300	263,454
	Tong Hsing Electronic Industries, Ltd.	13,882	121,894
	Tong Yang Industry Co., Ltd.	201,640	263,390
*	Tong-Tai Machine & Tool Co., Ltd.	101,711	64,689
	Top Union Electronics Corp.	42,000	33,860
	Topco Scientific Co., Ltd.	59,249	275,055
	Topco Technologies Corp.	19,122	52,263
	Topkey Corp.	23,000	122,712
#	Topoint Technology Co., Ltd.	73,386	122,640
	Toung Loong Textile Manufacturing	43,000	63,963
	TPK Holding Co., Ltd.	147,000	226,161
	Trade-Van Information Services Co.	17,000	30,608
	Transcend Information, Inc.	41,890	105,096
	Tripod Technology Corp.	131,170	564,031
*	TrueLight Corp.	31,000	34,288
	Tsang Yow Industrial Co., Ltd.	30,000	29,528
	Tsann Kuen Enterprise Co., Ltd.	50,000	66,152
	TSC Auto ID Technology Co., Ltd.	15,070	124,564
	TSRC Corp.	187,452	203,821
	Ttet Union Corp.	19,000	113,871
	TTFB Co., Ltd.	5,000	44,231
#	TTY Biopharm Co., Ltd.	80,000	230,162
	Tung Ho Steel Enterprise Corp.	303,654	508,204
#*	Tung Thih Electronic Co., Ltd.	14,000	120,547
	TURVO International Co., Ltd.	15,843	73,114
#	TXC Corp.	103,204	445,118
	TYC Brother Industrial Co., Ltd.	118,091	92,092
*	Tycoons Group Enterprise	144,385	105,051
	Tyntek Corp.	67,922	63,377
	UDE Corp.	37,000	37,433
	Ultra Chip, Inc.	27,675	159,251
	U-Ming Marine Transport Corp.	160,000	359,243
#	Unimicron Technology Corp.	362,312	1,903,688
*	Union Bank Of Taiwan	659,813	285,486
	Uni-President Enterprises Corp.	1,230,577	3,227,352
	Unitech Computer Co., Ltd.	50,000	53,008
	Unitech Printed Circuit Board Corp.	225,498	168,491
#	United Integrated Services Co., Ltd.	72,400	507,618
	United Microelectronics Corp., Sponsored ADR	9,064	95,444
	United Microelectronics Corp.	2,348,081	4,910,182
	United Orthopedic Corp.	36,141	44,143
	United Radiant Technology	48,000	33,217
*	United Renewable Energy Co., Ltd.	508,848	220,170
	Unity Opto Technology Co., Ltd.	275,593	7,613
	Univacco Technology, Inc.	16,000	12,197
	Universal Microwave Technology, Inc.	13,102	31,833
	Universal Vision Biotechnology Co., Ltd.	10,000	128,106
*	Unizyx Holding Corp.	90,118	88,284
#	UPC Technology Corp.	306,532	291,949
	Userjoy Technology Co., Ltd.	9,890	32,978
#	USI Corp.	297,332	349,548
*	Usun Technology Co., Ltd.	21,700	29,072
#	U-Tech Media Corp.	70,000	36,936
	Utechzone Co., Ltd.	23,000	49,261
	Vanguard International Semiconductor Corp.	254,000	1,052,383
	Ve Wong Corp.	43,000	51,942

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Victory New Materials, Ltd. Co.	44,255	$17,909
	Visual Photonics Epitaxy Co., Ltd.	53,757	263,791
	Vivotek, Inc.	10,352	29,667
	Voltronic Power Technology Corp.	17,017	829,164
	Wafer Works Corp.	84,000	210,457
#	Waffer Technology Corp.	56,000	38,299
	Wah Hong Industrial Corp.	43,694	54,165
	Wah Lee Industrial Corp.	74,000	235,479
#	Walsin Lihwa Corp.	640,000	655,429
	Walsin Technology Corp.	98,345	708,234
#*	Walton Advanced Engineering, Inc.	178,000	142,329
	Wan Hai Lines, Ltd.	128,000	1,027,453
	WAN HWA Enterprise Co.	12,813	5,661
*	We & Win Development Co., Ltd.	62,000	22,097
	Wei Chuan Foods Corp.	145,000	111,379
	Wei Mon Industry Co., Ltd.	72,277	0
	Weikeng Industrial Co., Ltd.	165,725	142,540
	Well Shin Technology Co., Ltd.	46,160	83,964
*	Wha Yu Industrial Co., Ltd.	28,000	18,636
	Win Semiconductors Corp.	109,141	1,354,406
	Winbond Electronics Corp.	930,474	1,147,689
	Winmate, Inc.	10,000	26,688
	Winstek Semiconductor Co., Ltd.	23,000	24,025
	Wintek Corp.	461,871	5,667
#	Wisdom Marine Lines Co., Ltd.	125,501	351,248
	Wistron Corp.	1,153,017	1,146,585
	Wistron Information Technology & Services Corp.	10,000	35,668
#	Wistron NeWeb Corp.	144,102	383,620
	Wiwynn Corp.	26,000	874,139
	Wonderful Hi-Tech Co., Ltd.	30,000	27,510
#	Wowprime Corp.	43,000	245,088
	WPG Holdings, Ltd.	630,779	1,233,116
	WT Microelectronics Co., Ltd.	148,089	329,661
	WUS Printed Circuit Co., Ltd.	80,712	86,587
	XAC Automation Corp.	24,000	24,821
#*	XinTec, Inc.	56,000	337,836
*	X-Legend Entertainment Co., Ltd.	8,000	17,356
#	Xxentria Technology Materials Corp.	60,211	155,408
	Yageo Corp.	94,317	1,902,058
*	Yang Ming Marine Transport Corp.	362,000	1,525,318
#	YC INOX Co., Ltd.	117,767	183,213
	YCC Parts Manufacturing Co., Ltd.	23,000	31,377
	Yea Shin International Development Co., Ltd.	67,708	50,286
	Yem Chio Co., Ltd.	201,123	123,203
	Yeong Guan Energy Technology Group Co., Ltd.	35,669	90,578
	YFC-Boneagle Electric Co., Ltd.	40,000	35,142
	YFY, Inc.	644,891	919,155
	Yi Jinn Industrial Co., Ltd.	81,100	52,339
*	Yieh Phui Enterprise Co., Ltd.	425,268	536,936
	Yonyu Plastics Co., Ltd.	39,000	47,767
	Young Fast Optoelectronics Co., Ltd.	50,298	53,538
	Youngtek Electronics Corp.	33,257	108,985
#	Yuan High-Tech Development Co., Ltd.	7,000	42,136
	Yuanta Financial Holding Co., Ltd.	3,006,813	2,734,721
	Yuanta Futures Co., Ltd.	34,968	61,604
*	Yuen Chang Stainless Steel Co., Ltd.	55,000	80,347
	Yulon Finance Corp.	85,640	505,877
*	Yulon Motor Co., Ltd.	221,914	317,675
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	23,362	63,942

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Yungshin Construction & Development Co., Ltd.	30,000	$55,340
	YungShin Global Holding Corp.	75,000	118,698
	Yungtay Engineering Co., Ltd.	6,000	13,032
	Zeng Hsing Industrial Co., Ltd.	19,837	115,718
	Zenitron Corp.	79,000	79,217
	Zero One Technology Co., Ltd.	28,000	43,698
#	Zhen Ding Technology Holding, Ltd.	226,000	847,406
*	Zig Sheng Industrial Co., Ltd.	120,231	91,044
	ZillTek Technology Corp.	10,000	130,909
#*	Zinwell Corp.	147,010	107,058
	Zippy Technology Corp.	45,000	66,025
	ZongTai Real Estate Development Co., Ltd.	55,545	85,495
TOTAL TAIWAN			329,221,295
THAILAND — (1.9%)
	AAPICO Hitech PCL	92,532	59,121
	Advanced Info Service PCL	185,800	1,014,714
	Advanced Information Technology PCL, Class F	102,000	66,722
	AEON Thana Sinsap Thailand PCL	26,600	137,583
	After You PCL	87,400	26,193
	Airports of Thailand PCL	548,200	942,369
	AJ Plast PCL	60,300	35,042
	Allianz Ayudhya Capital PCL	16,500	17,445
	Amata Corp. PCL	103,600	57,367
*	Ananda Development PCL	523,400	27,868
	AP Thailand PCL	925,202	222,381
	Asia Plus Group Holdings PCL	688,500	72,898
	Asia Sermkij Leasing PCL	116,400	133,691
	Asian Insulators PCL	596,620	36,305
	Asian Sea Corp. PCL	73,500	43,383
*	Asset World Corp. PCL	629,500	70,099
	Bangchak Corp. PCL	388,000	272,695
*	Bangkok Airways PCL	376,400	111,657
*	Bangkok Aviation Fuel Services PCL	103,050	77,756
	Bangkok Bank PCL	21,700	67,673
	Bangkok Bank PCL	69,300	216,118
	Bangkok Commercial Asset Management PCL	179,700	90,212
	Bangkok Expressway & Metro PCL	1,162,235	270,513
	Bangkok Insurance PCL	26,080	213,449
	Bangkok Land PCL	7,474,300	236,503
	Bangkok Life Assurance PCL	198,540	154,036
*	Bangkok Ranch PCL	394,200	36,700
	BCPG PCL	255,600	113,540
*	BEC World PCL	394,700	157,316
	Berli Jucker PCL	509,700	527,262
*	Better World Green PCL	1,839,200	36,373
	BG Container Glass PCL	130,800	48,949
	Brooker Group PCL (The)	614,760	12,719
	BTS Group Holdings PCL	647,900	167,556
	Cal-Comp Electronics Thailand PCL, Class F	1,798,056	176,154
	Carabao Group PCL, Class F	47,000	207,348
	Central Pattana PCL	314,900	450,302
*	Central Plaza Hotel PCL	117,800	102,146
	Central Retail Corp. PCL	340,566	321,216
	CH Karnchang PCL	444,772	247,641
	Charoen Pokphand Foods PCL	1,435,593	1,135,633
	Chayo Group PCL	164,373	65,514
	CIMB Thai Bank PCL	820,700	18,478
	Com7 PCL, Class F	126,300	248,815

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Communication & System Solution PCL	227,000	$12,984
*	Country Group Development PCL	1,471,000	23,720
*	Country Group Holdings PCL	407,500	13,018
	CP ALL PCL	1,022,200	1,834,937
	Delta Electronics Thailand PCL	36,400	646,767
*	Demco PCL	129,500	18,991
	Dhipaya Insurance PCL	214,400	184,279
	Diamond Building Products PCL	152,800	33,473
	Do Day Dream PCL	38,200	20,804
*	DOD Biotech PCL	52,800	20,563
	Dohome PCL	150,333	113,890
	Dynasty Ceramic PCL	1,772,400	171,483
	Eastern Polymer Group PCL, Class F	261,800	96,380
	Eastern Power Group PCL	147,400	23,769
	Eastern Water Resources Development and Management PCL, Class F	243,900	73,836
	Ekachai Medical Care PCL	76,900	18,718
	Energy Absolute PCL	233,800	423,248
*	Erawan Group PCL (The)	1,104,120	91,373
*	Esso Thailand PCL	20,700	4,598
	Exotic Food PCL, Class F	101,300	66,881
	Forth Corp. PCL	171,500	58,441
	Forth Smart Service PCL	184,100	58,813
	GFPT PCL	230,300	88,988
	Global Green Chemicals PCL, Class F	109,500	34,315
*	Group Lease PCL	135,800	2,014
	Gunkul Engineering PCL	1,667,400	235,392
	Haad Thip PCL	36,800	38,348
	Hana Microelectronics PCL	124,601	289,064
	Home Product Center PCL	1,136,127	459,739
	ICC International PCL	27,800	26,538
	Ichitan Group PCL	172,600	59,341
	Indorama Ventures PCL	307,800	339,477
	Interlink Communication PCL	87,450	19,556
	Intouch Holdings PCL, Class F	173,100	339,696
	IRPC PCL	4,299,900	460,505
	Jasmine International PCL	1,948,100	175,443
	JKN Global Media PCL	168,700	46,964
	JMT Network Services PCL, Class F	111,600	137,516
	Jubilee Enterprise PCL	20,400	14,275
	JWD Infologistics PCL	118,200	58,619
	Kang Yong Electric PCL	1,200	14,568
	Karmarts PCL	291,400	31,917
*	Kaset Thai International Sugar Corp. PCL, Class F	141,500	26,907
	Kasikornbank PCL	102,700	321,841
	Kasikornbank PCL	147,400	461,921
	KCE Electronics PCL	202,000	482,452
*	Khon Kaen Sugar Industry PCL	682,204	71,816
	Kiatnakin Phatra Bank PCL	106,800	165,720
	Krung Thai Bank PCL	498,950	153,325
	Krungthai Card PCL	153,700	288,765
	Lalin Property PCL	163,700	41,339
	Lam Soon Thailand PCL	132,400	20,544
	Land & Houses PCL	1,596,600	378,900
	Land & Houses PCL	518,520	123,053
	LH Financial Group PCL	1,945,100	63,323
*	Loxley PCL	748,370	61,477
	LPN Development PCL	545,600	81,008
*	MBK PCL	443,560	170,042
	MC Group PCL	103,200	28,102

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	MCS Steel PCL	184,500	$80,834
*	MDX PCL	63,700	9,981
	Mega Lifesciences PCL	150,500	182,015
	Millcon Steel PCL	584,106	20,260
*	Minor International PCL	131,371	118,910
	MK Restaurants Group PCL	101,900	152,691
*	Mono Next PCL, Class F	450,800	22,494
	Muang Thai Insurance PCL	3,600	9,639
	Muangthai Capital PCL	165,600	301,045
	Namyong Terminal PCL	219,500	33,726
	Nava Nakorn PCL	278,000	19,961
*	Nawarat Patanakarn PCL	509,200	14,098
	Netbay PCL	57,700	43,186
	Noble Development PCL	294,800	61,440
	Northeast Rubber PCL	279,300	65,858
*	Nusasiri PCL	500,000	5,629
	Origin Property PCL, Class F	217,450	57,228
	Osotspa PCL	221,900	237,985
	PCS Machine Group Holding PCL	188,600	29,839
	Plan B Media PCL, Class F	701,600	112,068
*	Platinum Group PCL (The), Class F	387,400	33,003
	Polyplex Thailand PCL	187,100	138,329
*	Power Solution Technologies PCL, Class F	943,200	66,003
	Praram 9 Hospital PCL	125,200	41,902
*	Precious Shipping PCL	159,050	112,752
	Premier Marketing PCL	152,600	62,679
	Prima Marine PCL	337,700	68,326
	Property Perfect PCL	2,760,900	37,800
	Pruksa Holding PCL	371,100	142,264
	PTG Energy PCL	391,800	187,153
	PTT Global Chemical PCL	349,556	603,554
	Pylon PCL	216,200	26,969
	Quality Houses PCL	2,885,413	193,136
*	Raimon Land PCL	1,149,900	31,137
	Rajthanee Hospital PCL	76,600	86,231
	Ratchaphruek Hospital PCL	48,100	10,025
	Ratchthani Leasing PCL	1,018,543	143,791
	Regional Container Lines PCL	136,500	238,800
	Rojana Industrial Park PCL	398,232	82,391
*	RS PCL	154,800	88,074
	S 11 Group PCL	82,400	17,048
	Sabina PCL	66,500	38,847
	Saha Pathana Inter-Holding PCL	18,700	34,706
	Sahakol Equipment PCL	579,600	42,323
	Sahamitr Pressure Container PCL	114,700	36,992
*	Samart Corp. PCL	156,000	32,750
*	Samart Telcoms PCL	117,100	21,733
	Sansiri PCL	5,059,133	180,092
	Sappe PCL	33,600	26,068
	SC Asset Corp. PCL	1,139,696	103,333
	SEAFCO PCL	296,380	39,496
	Sena Development PCL	429,450	49,129
	Sermsang Power Corp. Co., Ltd.	218,680	83,167
	Siam Cement PCL (The)	109,800	1,389,725
	Siam City Cement PCL	32,843	161,380
	Siam Commercial Bank PCL (The)	153,400	436,385
	Siam Future Development PCL	471,540	166,422
	Siam Global House PCL	284,478	197,341
	Siamgas & Petrochemicals PCL	426,100	140,013

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Singer Thailand PCL	126,600	$155,036
*	Singha Estate PCL	1,017,100	58,177
	Sino-Thai Engineering & Construction PCL	236,200	87,674
	SiS Distribution Thailand PCL	27,900	29,710
	SNC Former PCL	110,400	47,697
	Somboon Advance Technology PCL	151,650	95,509
	SPCG PCL	268,300	142,038
	Sri Trang Agro-Industry PCL	409,300	470,102
	Srisawad Corp. PCL	186,689	363,523
	Srisawad Finance PCL	52,200	51,616
*	Srithai Superware PCL	403,900	17,327
	Srivichai Vejvivat PCL	100,800	40,789
*	Star Petroleum Refining PCL	397,300	101,539
*	Stars Microelectronics Thailand PCL	156,700	30,274
*	STP & I PCL	563,480	69,262
	Supalai PCL	754,125	484,127
	Super Energy Corp. PCL	7,006,800	193,997
	Susco PCL	413,400	38,740
	SVI PCL	111,300	16,322
	Synnex Thailand PCL	17,800	13,431
	Syntec Construction PCL	574,800	31,479
	TAC Consumer PCL, Class F	194,800	35,857
	Taokaenoi Food & Marketing PCL, Class F	256,300	53,416
*	Tata Steel Thailand PCL	435,900	21,750
	Thai Oil PCL	260,500	348,734
	Thai President Foods PCL, Class F	4,100	24,075
	Thai Reinsurance PCL	537,500	22,404
	Thai Stanley Electric PCL	3,900	19,935
	Thai Stanley Electric PCL, Class F	11,300	57,759
	Thai Union Group PCL, Class F	1,153,332	779,006
	Thai Vegetable Oil PCL	218,100	209,026
	Thai Wah PCL, Class F	179,500	31,949
	Thaicom PCL	322,800	104,105
	Thaifoods Group PCL	485,500	67,949
	Thanachart Capital PCL	96,400	95,322
	Thitikorn PCL	153,300	41,278
	Thoresen Thai Agencies PCL	263,400	125,820
	Tipco Asphalt PCL	228,600	131,453
	TIPCO Foods PCL	117,300	34,440
	Tisco Financial Group PCL	82,300	220,351
	TKS Technologies PCL	64,300	18,096
	TMBThanachart Bank PCL	5,548,892	163,761
	TMT Steel PCL	145,100	45,030
	TOA Paint Thailand PCL	133,100	145,785
	Total Access Communication PCL	256,000	294,029
	TPC Power Holdings Co., Ltd.	75,900	25,402
	TPI Polene Power PCL	1,073,400	143,697
	TQM Corp. PCL	48,300	164,588
	True Corp. PCL	5,545,220	543,260
*	TTCL PCL	98,900	11,194
	TTW PCL	494,800	174,631
*	U City PCL, Class F	2,999,700	83,052
	Union Auction PCL	87,100	25,705
*	Unique Engineering & Construction PCL	402,450	74,692
	United Paper PCL	148,400	83,078
	Univanich Palm Oil PCL	84,700	16,751
	Univentures PCL	283,600	32,961
*	Vanachai Group PCL	350,320	85,268
	VGI PCL	280,300	47,331

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Vinythai PCL	173,000	$197,383
	WHA Corp. PCL	604,800	56,308
	WHA Utilities and Power PCL	458,900	58,641
	Workpoint Entertainment PCL	78,060	45,600
TOTAL THAILAND			33,240,628
TURKEY — (0.6%)
	Agesa Hayat ve Emeklilik A.S., Class A	15,566	33,535
	Akbank T.A.S.	679,477	424,421
	Aksa Akrilik Kimya Sanayii A.S.	86,402	167,294
	Aksigorta A.S.	59,107	56,064
	Alarko Carrier Sanayii VE Ticaret A.S.	259	8,988
	Alarko Holding A.S.	28,066	31,438
*	Albaraka Turk Katilim Bankasi A.S.	336,049	59,899
*	Alcatel-Lucent Teletas Telekomunikasyon A.S.	4,118	10,409
	Alkim Alkali Kimya A.S.	17,516	31,127
	Anadolu Anonim Turk Sigorta Sirketi	121,131	94,095
	Anadolu Hayat Emeklilik A.S.	43,484	47,331
	Anel Elektrik Proje Taahhut ve Ticaret A.S.	30,154	10,220
	Arcelik A.S.	70,495	276,172
	Aygaz A.S.	14,931	25,718
*	Bagfas Bandirma Gubre Fabrikalari A.S.	10,645	20,758
*	Banvit Bandirma Vitaminli Yem Sanayii A.S.	3,253	25,339
*	Bera Holding A.S.	134,355	176,415
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.	66,474	50,777
	BIM Birlesik Magazalar A.S.	78,590	591,502
*	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	11,570	35,232
	Borusan Yatirim ve Pazarlama A.S.	1,018	35,922
	Bosch Fren Sistemleri Sanayi ve Ticaret A.S.	98	9,885
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.	13,888	38,501
	Cemtas Celik Makina Sanayi Ve Ticaret A.S.	9,897	15,974
	Coca-Cola Icecek A.S.	24,691	248,319
	Deva Holding A.S.	14,907	45,107
#	Dogan Sirketler Grubu Holding A.S.	424,441	131,918
	Dogus Otomotiv Servis ve Ticaret A.S.	3,101	9,394
	Eczacibasi Yatirim Holding Ortakligi A.S.	6,780	31,433
	EGE Endustri VE Ticaret A.S.	337	51,006
	EGE Gubre Sanayii A.S.	509	10,536
	EGE Seramik Sanayi ve Ticaret A.S.	7,906	12,808
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	30,287	21,045
	Enerjisa Enerji A.S.	50,735	61,437
	Enka Insaat ve Sanayi A.S.	229,523	252,767
	Erbosan Erciyas Boru Sanayii ve Ticaret A.S.	2,327	38,722
	Eregli Demir ve Celik Fabrikalari TAS	212,969	505,928
*	Fenerbahce Futbol A.S.	12,698	54,918
	Ford Otomotiv Sanayi A.S.	13,157	269,450
	Gentas Genel Metal Sanayi ve Ticaret A.S.	25,627	12,209
*	Global Yatirim Holding A.S.	49,586	18,086
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	3,147	14,590
	Goodyear Lastikleri TAS	36,437	31,488
*	Gozde Girisim Sermayesi Yatirim Ortakligi A.S.	78,825	51,582
*	GSD Holding A.S.	164,327	35,597
*	Gubre Fabrikalari TAS	10,155	60,208
*	Hektas Ticaret TAS	129,458	123,580
#*	Ihlas Gayrimenkul Proje Gelistirme Ve Ticaret A.S.	158,528	18,675
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret A.S.	31,636	23,108
#*	Is Finansal Kiralama A.S.	73,999	25,389
*	Ittifak Holding A.S	91,963	17,421
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	56,910	48,225

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class B	25,530	$21,543
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	268,187	249,848
	Kartonsan Karton Sanayi ve Ticaret A.S.	6,006	36,954
*	Kerevitas Gida Sanayi ve Ticaret A.S.	55,852	29,626
*	Konya Cimento Sanayii A.S.	187	19,780
*	Kordsa Teknik Tekstil A.S.	22,839	63,357
*	Koza Altin Isletmeleri A.S.	8,846	109,488
#*	Koza Anadolu Metal Madencilik Isletmeleri A.S.	56,868	91,553
*	Kutahya Porselen Sanayi A.S.	3,037	17,084
	Logo Yazilim Sanayi Ve Ticaret A.S.	26,656	114,442
	Mavi Giyim Sanayi Ve Ticaret AS, Class B	4,880	30,989
*	Metro Ticari ve Mali Yatirimlar Holding A.S.	67,975	12,977
*	Netas Telekomunikasyon A.S.	11,500	26,288
	Nuh Cimento Sanayi A.S.	26,860	122,109
*	Parsan Makina Parcalari Sanayii A.S.	3,183	10,616
*	Pegasus Hava Tasimaciligi A.S.	6,605	55,285
#*	Petkim Petrokimya Holding A.S.	333,259	224,471
	Polisan Holding A.S.	30,016	9,810
*	Reysas Tasimacilik ve Lojistik Ticaret A.S.	42,716	20,912
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	101,431	147,187
#*	Sasa Polyester Sanayi A.S.	54,936	187,713
#*	Sekerbank Turk A.S.	475,560	58,591
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	44,819	44,758
	Sok Marketler Ticaret AS	62,448	84,920
	Tat Gida Sanayi A.S.	24,980	25,862
*	TAV Havalimanlari Holding A.S.	42,406	113,491
	Tekfen Holding A.S.	78,424	132,345
*	Teknosa Ic Ve Dis Ticaret A.S.	21,481	18,058
	Tofas Turk Otomobil Fabrikasi A.S.	38,195	148,470
*	Tukas Gida Sanayi ve Ticaret A.S.	23,016	18,243
*	Tumosan Motor ve Traktor Sanayi A.S.	9,193	19,069
#*	Turcas Petrol A.S.	20,640	8,445
*	Turk Hava Yollari AO	263,331	397,468
	Turk Telekomunikasyon A.S.	149,160	115,639
	Turk Traktor ve Ziraat Makineleri A.S.	4,170	84,292
	Turkcell Iletisim Hizmetleri A.S.	312,744	572,073
	Turkiye Garanti Bankasi A.S.	649,866	656,034
#*	Turkiye Halk Bankasi A.S.	245,461	133,797
*	Turkiye Petrol Rafinerileri A.S.	11,486	127,918
#	Turkiye Sinai Kalkinma Bankasi A.S.	557,282	82,919
#*	Turkiye Vakiflar Bankasi TAO, Class D	279,062	114,639
	Ulker Biskuvi Sanayi A.S.	64,193	151,957
	Vestel Elektronik Sanayi ve Ticaret A.S.	29,843	105,954
	Yapi ve Kredi Bankasi A.S.	1,056,507	299,544
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	45,100	70,938
*	Zorlu Enerji Elektrik Uretim A.S.	411,598	86,729
TOTAL TURKEY			9,776,147
UNITED ARAB EMIRATES — (0.6%)
	Abu Dhabi Commercial Bank PJSC	449,061	856,690
	Abu Dhabi Islamic Bank PJSC	601,671	905,184
	Agthia Group PJSC	70,769	120,165
*	Air Arabia PJSC	571,875	211,105
*	Ajman Bank PJSC	230,658	47,126
	Aldar Properties PJSC	725,326	782,855
*	Arabtec Holding PJSC	166,414	4,503
	Aramex PJSC	260,277	251,903
*	DAMAC Properties Dubai Co. PJSC	719,513	240,259
*	Deyaar Development PJSC	579,372	45,707

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
*	Dubai Financial Market PJSC	398,869	$118,938
	Dubai Investments PJSC	842,631	390,126
	Dubai Islamic Bank PJSC	204,038	268,259
*	Emaar Development PJSC	424,504	432,968
*	Emaar Malls PJSC	535,557	276,505
	Emaar Properties PJSC	669,318	723,496
	Emirates NBD Bank PJSC	162,642	593,990
	Emirates Telecommunications Group Co. PJSC	247,327	1,535,210
*	Eshraq Investments PJSC	490,258	46,741
	First Abu Dhabi Bank PJSC	442,607	1,996,789
*	Gulf Navigation Holding PJSC	188,362	14,754
	Islamic Arab Insurance Co.	175,945	39,250
*	Manazel Real Estate PJSC	512,882	54,130
	National Central Cooling Co. PJSC	55,043	41,365
*	RAK Properties PJSC	363,174	68,819
	Ras Al Khaimah Ceramics	210,362	130,915
	SHUAA Capital PSC	388,116	81,037
TOTAL UNITED ARAB EMIRATES			10,278,789
UNITED KINGDOM — (0.0%)
*	Bytes Technology Group P.L.C.	46,059	296,475
UNITED STATES — (0.0%)
	Sempra Energy	2,668	351,779
TOTAL COMMON STOCKS			1,734,849,969
PREFERRED STOCKS — (0.7%)
BRAZIL — (0.6%)
*	Alpargatas SA	15,469	152,841
	Banco ABC Brasil SA	40,577	116,085
	Banco Bradesco SA	355,187	1,653,777
	Banco do Estado do Rio Grande do Sul SA Class B	82,173	194,694
	Banco Inter SA	54,654	250,485
	Banco Pan SA	41,052	162,135
	Centrais Eletricas Brasileiras SA Class B	41,900	326,222
	Centrais Eletricas Santa Catarina	6,750	96,865
	Cia de Saneamento do Parana	402,436	305,985
	Cia de Transmissao de Energia Eletrica Paulista	49,803	230,739
	Cia Energetica de Minas Gerais	265,632	608,965
	Cia Energetica de Sao Paulo Class B	63,911	286,162
	Cia Energetica do Ceara Class A	4,882	56,138
	Cia Paranaense de Energia	418,860	492,185
	EMAE-Empresa Metropolitana de Aguas e Energia SA	600	10,065
	Eucatex SA Industria e Comercio	30,700	54,347
	Gerdau SA	185,400	1,096,399
*	Gol Linhas Aereas Inteligentes SA	6,022	23,821
	Grazziotin SA	3,000	18,997
	Itau Unibanco Holding SA	453,500	2,638,324
	Lojas Americanas SA	124,009	168,814
	Marcopolo SA	184,537	106,649
	Randon SA Implementos e Participacoes	72,226	188,322
	Schulz SA	29,200	58,027
	Unipar Carbocloro SA	30,054	528,113
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	164,816	650,941
TOTAL BRAZIL			10,476,097

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»

CHILE — (0.0%)
	Coca-Cola Embonor SA Class B	76,479	$92,716
	Embotelladora Andina SA Class B	88,133	210,785
TOTAL CHILE			303,501
COLOMBIA — (0.1%)
	Banco Davivienda SA	14,239	105,379
	Grupo Aval Acciones y Valores SA	538,218	142,118
	Grupo de Inversiones Suramericana SA	14,147	59,390
TOTAL COLOMBIA			306,887
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	75,375	66,880
SOUTH KOREA — (0.0%)
	AMOREPACIFIC Group	235	8,328
THAILAND — (0.0%)
*	U City PCL	3,357,600	78,660
TOTAL PREFERRED STOCKS			11,240,353
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Gafisa SA Rights 08/23/21	19,124	294
GREECE — (0.0%)
*	Ellaktor SA Rights 08/03/21	13,652	3,947
INDONESIA — (0.0%)
*	Citra Marga Nusaphala Persada Tbk PT Warrants 11/14/25	313,903	15,085
MALAYSIA — (0.0%)
*	Comfort Glove Bhd Warrants 06/26/26	33,569	4,455
*	Frontken Corp. Bhd Warrants 05/03/26	96,350	7,763
*	Kelington Group Bhd Warrants Exp 07/21/21	13,933	0
*	Perak Transit Bhd Warrants 08/02/26	46,975	0
*	Scientex BHD Warrants 01/14/26	26,820	7,626
*	SKP Resources Bhd Warrants 04/25/26	45,120	1,817
TOTAL MALAYSIA			21,661
SOUTH KOREA — (0.0%)
*	Advanced Digital Chips Inc. Rights 08/09/21	7,735	2,683
*	Comtec Systems Co., Ltd. Rights Exp 07/26/21	22,031	5,286
*	Kukdo Chemical Co., Ltd. Rights 08/12/21	257	7,161
*	Macquariem Korea Infrastructure Fund Rights 08/05/21	7,180	624
*	Tuksu Construction Co., Ltd. Rights 08/10/21	330	933
*	TYC Brother Industrial Co., Ltd. Rights Exp 06/23/21	8,492	0
TOTAL SOUTH KOREA			16,687
TAIWAN — (0.0%)
*	Chen Full International Co., Ltd. Rights 09/02/21	3,768	0
*	Everest Textile Co., Ltd. Rights 09/10/21	80,110	5,156
*	Fitipower Integrated Technology Rights Exp 07/14/21	1,715	1,533
*	I Chiun Precision Industry Co., Ltd. Rights 08/16/21	5,229	2,506
*	ITEQ Corp. Rights Exp 07/19/21	8,845	2,214
*	Jia Wei Lifestyle, Inc. Rights Exp 06/25/21	1,593	342

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»

TAIWAN — (Continued)
*	Shin Kong Financial Holding Co., Ltd. Rights 08/13/21	129,248	$4,483
TOTAL TAIWAN			16,234
THAILAND — (0.0%)
*	Brooker Group PCL (The) Warrants 07/12/24	204,920	1,870
*	Brooker Group PCL (The) Warrants 07/12/24	51,230	468
*	BTS W6 Warrants 07/22/22	32,395	0
*	BTS W7 Warrants 07/21/22	64,790	0
*	BTS W8 Warrants 07/22/22	129,580	0
*	Erawan Group PCL (The) Warrants 06/14/24	87,628	2,853
*	MBK PCL Warrants 05/15/24	17,742	5,128
*	Millcon Steel PCL Rights 05/23/24	7,301	84
*	Minor International PCL Warrants 02/15/24	1	0
*	Minor International PCL Warrants 05/05/23	1	0
*	Noble W2 Warrants 01/05/22	17,525	0
*	RS PCL Warrants 05/23/24	30,960	3,222
*	Samart Corp. PCL Warrants 05/17/24	26,000	1,266
*	Samart Telcoms PCL Rights 05/17/24	30,800	1,593
TOTAL THAILAND			16,484
TOTAL RIGHTS/WARRANTS			90,392
TOTAL INVESTMENT SECURITIES (Cost $1,201,665,754)			1,746,185,381

			Value†
SECURITIES LENDING COLLATERAL — (1.2%)
@§	The DFA Short Term Investment Fund	1,892,315	21,894,085
TOTAL INVESTMENTS — (100.0%)
(Cost $1,223,556,857)^^			$1,768,079,466
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
India	—	$4,667	—	$4,667
Common Stocks
Brazil	$55,724,331	—	—	55,724,331
Chile	8,555,790	—	—	8,555,790
China	84,538,108	466,070,550	—	550,608,658
Colombia	2,305,720	—	—	2,305,720
Czech Republic	—	900,360	—	900,360
Egypt	17,426	944,595	—	962,021
Greece	4,506	4,550,050	—	4,554,556
Hong Kong	645,423	950,663	—	1,596,086
Hungary	—	3,921,611	—	3,921,611
India	6,367,606	186,544,465	—	192,912,071
Indonesia	1,636,012	20,016,048	—	21,652,060
Malaysia	—	24,748,075	—	24,748,075
Mexico	36,194,842	349	—	36,195,191
Peru	1,377,232	—	—	1,377,232
Philippines	218,215	12,339,334	—	12,557,549
Poland	—	16,247,441	—	16,247,441
Qatar	—	12,764,620	—	12,764,620

Emerging Markets Social Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Russia	$2,464,168	$5,013,805	—	$7,477,973
Saudi Arabia	82,331	42,952,279	—	43,034,610
South Africa	7,749,511	68,526,277	—	76,275,788
South Korea	5,127,489	272,185,624	—	277,313,113
Taiwan	46,200,027	283,021,268	—	329,221,295
Thailand	33,238,614	2,014	—	33,240,628
Turkey	—	9,776,147	—	9,776,147
United Arab Emirates	—	10,278,789	—	10,278,789
United Kingdom	—	296,475	—	296,475
United States	351,779	—	—	351,779
Preferred Stocks
Brazil	10,476,097	—	—	10,476,097
Chile	303,501	—	—	303,501
Colombia	306,887	—	—	306,887
Philippines	—	66,880	—	66,880
South Korea	—	8,328	—	8,328
Thailand	78,660	—	—	78,660
Rights/Warrants
Brazil	—	294	—	294
Greece	—	3,947	—	3,947
Indonesia	—	15,085	—	15,085
Malaysia	—	21,661	—	21,661
South Korea	—	16,687	—	16,687
Taiwan	—	16,234	—	16,234
Thailand	—	16,484	—	16,484
Securities Lending Collateral	—	21,894,085	—	21,894,085
TOTAL	$303,964,275	$1,464,115,191	—	$1,768,079,466

Tax-Managed U.S. Marketwide Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of The DFA Investment Trust Company	$5,818,499,294
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$5,818,499,294
Summary of the Portfolio's Master Fund's investments as of July 31, 2021, based on their valuation inputs, is located within this report (see Security Valuation Note).

Tax-Managed DFA International Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.8%)
AUSTRALIA — (5.9%)
	AMP, Ltd.	314,905	$241,241
	Aurizon Holdings, Ltd.	1,182,801	3,356,676
	Australia & New Zealand Banking Group, Ltd.	1,740,431	35,432,697
	Bank of Queensland, Ltd.	160,193	1,061,806
	Bendigo & Adelaide Bank, Ltd.	154,204	1,170,607
	BlueScope Steel, Ltd.	905,558	16,058,549
	Challenger, Ltd.	77,055	322,511
	Cleanaway Waste Management, Ltd.	1,579,977	2,960,820
*	Crown Resorts, Ltd.	78,771	499,752
	Downer EDI, Ltd.	243,738	948,256
	Harvey Norman Holdings, Ltd.	940,640	3,928,505
	IGO, Ltd.	287,092	1,958,810
	Incitec Pivot, Ltd.	479,229	944,682
	Lendlease Corp., Ltd.	244,173	2,191,648
	National Australia Bank, Ltd.	1,731,191	33,013,365
	Newcrest Mining, Ltd.	303,565	5,867,166
	Oil Search, Ltd.	1,809,793	5,058,348
	Orica, Ltd.	79,609	726,093
	Origin Energy, Ltd.	902,321	2,726,125
	OZ Minerals, Ltd.	139,354	2,362,586
	QBE Insurance Group, Ltd.	103,019	825,584
	Qube Holdings, Ltd.	896,998	1,932,939
	Santos, Ltd.	2,343,697	11,059,631
	Seven Group Holdings, Ltd.	84,522	1,449,613
	South32, Ltd.	2,494,022	5,465,129
	Suncorp Group, Ltd.	760,291	6,457,047
	Tabcorp Holdings, Ltd.	1,243,328	4,538,280
#	TPG Telecom, Ltd.	112,935	515,299
	Treasury Wine Estates, Ltd.	188,983	1,657,705
	Westpac Banking Corp.	2,192,291	39,378,904
	Woodside Petroleum, Ltd.	462,440	7,428,618
	Worley, Ltd.	135,148	1,109,755
TOTAL AUSTRALIA			202,648,747
AUSTRIA — (0.1%)
	Erste Group Bank AG	74,428	2,884,128
	Raiffeisen Bank International AG	67,060	1,585,616
TOTAL AUSTRIA			4,469,744
BELGIUM — (0.8%)
	Ageas SA	113,113	5,973,008
	KBC Group NV	161,346	12,992,009
	Solvay SA	51,213	6,839,829
TOTAL BELGIUM			25,804,846
CANADA — (9.1%)
#	AltaGas, Ltd.	135,834	2,875,422
	Bank of Montreal	67,198	6,653,550
	Bank of Montreal	423,189	42,191,943
#	Bank of Nova Scotia (The)	238,127	14,862,896
	Bank of Nova Scotia (The)	373,700	23,333,828
#	Barrick Gold Corp.	27,367	595,774
	Barrick Gold Corp.	187,033	4,071,708
	Cameco Corp.	18,665	332,237

Tax-Managed DFA International Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Canadian Imperial Bank of Commerce	243,322	$28,293,301
	Canadian Imperial Bank of Commerce	91,891	10,681,410
	Canadian Natural Resources, Ltd.	1,106,408	36,533,592
	Cenovus Energy, Inc.	366,430	3,056,026
	Fairfax Financial Holdings, Ltd.	24,710	10,408,860
	First Quantum Minerals, Ltd.	461,643	9,887,055
#	Great-West Lifeco, Inc.	128,870	3,877,669
	iA Financial Corp., Inc.	29,884	1,653,249
	Imperial Oil, Ltd.	119,531	3,272,759
	Kinross Gold Corp.	1,333,085	8,729,805
	Lundin Mining Corp.	719,241	6,554,801
	Magna International, Inc.	17,641	1,478,845
	Manulife Financial Corp.	62,135	1,201,263
	Manulife Financial Corp.	874,417	16,902,481
	Nutrien, Ltd.	9,402	559,026
	Nutrien, Ltd.	322,344	19,147,246
	Pembina Pipeline Corp.	224,681	7,425,707
	Sun Life Financial, Inc.	52,370	2,724,811
	Suncor Energy, Inc.	346,524	6,821,603
	Suncor Energy, Inc.	593,113	11,642,808
	Teck Resources, Ltd., Class B	8,888	202,894
	Teck Resources, Ltd., Class B	346,855	7,922,168
#*	Tilray, Inc.	87,832	1,283,226
	Toronto-Dominion Bank (The)	35,156	2,337,440
	Toronto-Dominion Bank (The)	15,133	1,005,588
#	Tourmaline Oil Corp.	267,190	7,294,398
	West Fraser Timber Co., Ltd.	66,650	4,780,786
	Yamana Gold, Inc.	278,738	1,251,534
TOTAL CANADA			311,847,709
DENMARK — (2.6%)
	AP Moller - Maersk A.S., Class A	1,260	3,368,490
	AP Moller - Maersk A.S., Class B	1,698	4,712,327
	Carlsberg A.S., Class B	83,957	15,514,028
	Danske Bank A.S.	156,866	2,749,235
*	Demant A.S.	30,595	1,869,890
	DSV Panalpina A.S.	95,316	23,234,691
*	Genmab A.S.	16,748	7,569,742
	H Lundbeck A.S.	59,359	1,791,201
	Rockwool International A.S., Class A	64	29,556
#	Rockwool International A.S., Class B	2,393	1,269,788
	Tryg A.S.	93,160	2,302,427
	Vestas Wind Systems A.S.	652,011	24,042,604
TOTAL DENMARK			88,453,979
FINLAND — (1.2%)
	Fortum Oyj	210,537	5,800,351
*	Nokia Oyj	1,247,735	7,666,507
	Nordea Bank Abp	874,513	10,240,904
	Nordea Bank Abp	478,219	5,612,328
	Stora Enso Oyj, Class R	388,174	7,686,496
	UPM-Kymmene Oyj	67,290	2,749,832
TOTAL FINLAND			39,756,418
FRANCE — (9.5%)
	Amundi SA	26,289	2,427,878
	Arkema SA	84,597	10,767,880
	Atos SE	19,577	936,225

Tax-Managed DFA International Value Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	AXA SA	459,467	$11,898,828
	BNP Paribas SA	484,814	29,563,537
	Bollore SA	476,146	2,660,857
	Bouygues SA	299,451	11,541,272
	Carrefour SA	722,566	13,421,135
	Cie de Saint-Gobain	501,569	35,851,274
	Cie Generale des Etablissements Michelin SCA	174,933	28,573,959
	CNP Assurances	104,251	1,772,077
	Credit Agricole SA	230,464	3,213,478
	Danone SA	194,022	14,270,995
	Dassault Aviation SA	515	613,185
	Eiffage SA	45,899	4,679,157
	Electricite de France SA	440,790	5,350,988
	Engie SA	701,731	9,357,797
	EssilorLuxottica SA	37,414	7,063,123
	Faurecia SE	40,127	1,790,968
	Faurecia SE	13,847	630,919
	Iliad SA	8,304	1,789,553
	Orange SA	1,610,411	17,922,478
	Orpea SA	11,335	1,439,402
	Publicis Groupe SA	170,088	10,737,761
*	Renault SA	106,658	4,050,939
	Sanofi	58,732	6,053,695
	Societe Generale SA	359,911	10,540,246
	TotalEnergies SE	1,615,238	70,435,214
	Valeo	20,298	586,933
#	Vivendi SE	183,836	6,211,164
TOTAL FRANCE			326,152,917
GERMANY — (6.7%)
	Allianz SE	158,760	39,461,917
	BASF SE	44,427	3,491,003
	Bayer AG	327,476	19,510,690
	Bayerische Motoren Werke AG	248,207	24,679,535
*	Commerzbank AG	236,438	1,522,646
*	Continental AG	40,160	5,455,539
	Covestro AG	65,780	4,237,626
	Daimler AG	665,618	59,399,365
*	Deutsche Bank AG	331,426	4,178,041
*	Deutsche Bank AG	386,315	4,832,801
	Evonik Industries AG	113,139	3,933,855
	Fresenius SE & Co., KGaA	230,094	12,093,731
	Hapag-Lloyd AG	3,158	682,248
	HeidelbergCement AG	102,336	9,068,780
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	30,886	8,333,782
	RWE AG	342,102	12,163,664
*	Talanx AG	51,657	2,194,835
	Telefonica Deutschland Holding AG	816,516	2,200,965
*	thyssenkrupp AG	84,918	846,025
	Uniper SE	52,088	2,033,669
	United Internet AG	22,876	946,776
	Volkswagen AG	26,325	8,736,902
TOTAL GERMANY			230,004,395
HONG KONG — (2.0%)
	BOC Aviation, Ltd.	321,000	2,360,205
	BOC Hong Kong Holdings, Ltd.	996,000	3,198,436
#*	Cathay Pacific Airways, Ltd.	1,400,727	1,123,940

Tax-Managed DFA International Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	CK Asset Holdings, Ltd.	1,150,462	$7,827,393
	CK Hutchison Holdings, Ltd.	1,593,348	11,641,480
	CK Infrastructure Holdings, Ltd.	175,500	1,059,473
	Hang Lung Properties, Ltd.	1,132,000	2,930,055
	Henderson Land Development Co., Ltd.	595,730	2,661,661
	HKT Trust & HKT, Ltd.	2,508,000	3,409,070
	MTR Corp., Ltd.	520,211	3,084,149
	New World Development Co., Ltd.	1,220,199	5,784,670
	Orient Overseas International, Ltd.	87,500	1,599,649
	Sino Land Co., Ltd.	1,231,486	1,887,089
*	SJM Holdings, Ltd.	1,060,000	956,034
	Sun Hung Kai Properties, Ltd.	795,934	11,386,124
	Swire Pacific, Ltd., Class A	106,000	658,454
	Swire Pacific, Ltd., Class B	705,000	720,133
	Tsim Sha Tsui Properties, Ltd.	21,125	65,153
	WH Group, Ltd.	8,055,000	6,674,107
TOTAL HONG KONG			69,027,275
IRELAND — (0.5%)
*	AIB Group P.L.C.	306,352	752,415
	CRH P.L.C.	51,239	2,560,877
	CRH P.L.C., Sponsored ADR	207,383	10,346,338
*	Flutter Entertainment P.L.C.	816	139,107
*	Flutter Entertainment P.L.C.	14,465	2,470,392
TOTAL IRELAND			16,269,129
ISRAEL — (0.5%)
*	Bank Hapoalim BM	570,548	4,540,378
*	Bank Leumi Le-Israel BM	431,825	3,299,655
*	Israel Discount Bank, Ltd., Class A	813,089	3,808,917
	Phoenix Holdings, Ltd. (The)	115,843	1,107,038
*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	318,627	3,074,751
TOTAL ISRAEL			15,830,739
ITALY — (1.5%)
	Assicurazioni Generali SpA	69,812	1,391,921
	Eni SpA	1,051,862	12,438,912
	Intesa Sanpaolo SpA	6,082,690	16,803,711
*	Mediobanca Banca di Credito Finanziario SpA	271,342	3,175,900
	Telecom Italia SpA	10,393,255	4,551,322
	Telecom Italia SpA	2,799,124	1,305,030
	Tenaris SA, ADR	40,268	823,078
	UniCredit SpA	956,980	11,446,786
	UnipolSai Assicurazioni SpA	245,580	681,804
TOTAL ITALY			52,618,464
JAPAN — (21.7%)
	AEON Financial Service Co., Ltd.	11,700	144,143
	AGC, Inc.	249,200	10,656,572
	Aisin Corp.	144,200	5,837,779
	Alfresa Holdings Corp.	82,600	1,257,988
	Alps Alpine Co., Ltd.	95,800	997,172
	Amada Co., Ltd.	249,592	2,565,339
	Aozora Bank, Ltd.	77,700	1,748,869
	Asahi Kasei Corp.	550,800	6,006,428
	Bank of Kyoto, Ltd. (The)	26,200	1,128,286
	Bridgestone Corp.	193,800	8,537,832

Tax-Managed DFA International Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Brother Industries, Ltd.	127,500	$2,594,743
	Canon Marketing Japan, Inc.	56,300	1,261,076
	Canon, Inc.	296,700	6,832,425
	Chiba Bank, Ltd. (The)	213,300	1,213,395
	Coca-Cola Bottlers Japan Holdings, Inc.	49,875	813,920
	Concordia Financial Group, Ltd.	401,613	1,437,689
	Credit Saison Co., Ltd.	118,700	1,415,870
	Dai Nippon Printing Co., Ltd.	138,400	3,261,442
	Daicel Corp.	199,000	1,652,724
	Dai-ichi Life Holdings, Inc.	258,500	4,757,702
	Daio Paper Corp.	56,900	980,774
	Daiwa House Industry Co., Ltd.	156,800	4,807,521
	Daiwa Securities Group, Inc.	586,700	3,085,070
	Denka Co., Ltd.	84,000	2,907,074
	Dentsu Group, Inc.	83,800	2,912,383
	DIC Corp.	90,892	2,456,266
	Dowa Holdings Co., Ltd.	43,000	1,670,921
	Ebara Corp.	88,400	4,372,707
	ENEOS Holdings, Inc.	1,351,086	5,675,363
	FUJIFILM Holdings Corp.	46,000	3,301,089
	Fukuoka Financial Group, Inc.	66,618	1,122,854
	Fukuyama Transporting Co., Ltd.	24,700	927,468
	Hankyu Hanshin Holdings, Inc.	192,100	5,680,542
	Haseko Corp.	152,500	2,063,673
	Hino Motors, Ltd.	111,200	974,856
	Hitachi Construction Machinery Co., Ltd.	10,500	296,682
*	Hitachi Metals, Ltd.	66,500	1,298,680
	Hitachi, Ltd.	164,400	9,456,153
	Honda Motor Co., Ltd.	940,588	30,209,679
	House Foods Group, Inc.	8,500	264,598
	Idemitsu Kosan Co., Ltd.	120,900	2,845,969
*	IHI Corp.	36,100	834,994
	Iida Group Holdings Co., Ltd.	142,200	3,431,385
	Inpex Corp.	871,700	6,182,583
	Isetan Mitsukoshi Holdings, Ltd.	50,500	341,960
	Isuzu Motors, Ltd.	494,000	6,589,803
	ITOCHU Corp.	230,000	6,807,824
	J Front Retailing Co., Ltd.	221,300	1,864,804
	Japan Post Holdings Co., Ltd.	305,884	2,596,477
	Japan Post Insurance Co., Ltd.	40,200	712,687
	JFE Holdings, Inc.	234,692	2,853,796
	JGC Holdings Corp.	90,200	812,041
	JSR Corp.	47,200	1,582,143
	JTEKT Corp.	223,000	2,118,743
	Kajima Corp.	246,700	3,175,717
	Kamigumi Co., Ltd.	93,000	1,962,556
	Kandenko Co., Ltd.	8,900	74,656
	Kaneka Corp.	44,400	1,758,116
*	Kawasaki Heavy Industries, Ltd.	167,300	3,511,480
	Komatsu, Ltd.	163,200	4,089,633
	Konica Minolta, Inc.	104,100	535,330
	K's Holdings Corp.	193,800	2,289,684
	Kuraray Co., Ltd.	371,132	3,446,177
	Lixil Corp.	214,340	5,849,354
	Mabuchi Motor Co., Ltd.	31,900	1,199,707
	Marubeni Corp.	924,500	7,868,798
*	Mazda Motor Corp.	222,194	2,191,922
	Mebuki Financial Group, Inc.	284,318	608,500
	Medipal Holdings Corp.	93,800	1,766,554

Tax-Managed DFA International Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Chemical Holdings Corp.	1,126,100	$9,448,997
	Mitsubishi Corp.	421,500	11,822,554
	Mitsubishi Electric Corp.	506,700	6,874,520
	Mitsubishi Estate Co., Ltd.	163,500	2,564,811
	Mitsubishi Gas Chemical Co., Inc.	205,800	4,286,997
	Mitsubishi HC Capital, Inc.	834,970	4,554,198
	Mitsubishi Heavy Industries, Ltd.	199,000	5,749,750
	Mitsubishi Logistics Corp.	23,400	695,178
	Mitsubishi Materials Corp.	88,100	1,838,097
*	Mitsubishi Motors Corp.	262,053	736,297
#	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	558,326	2,964,711
	Mitsubishi UFJ Financial Group, Inc.	2,753,234	14,544,446
	Mitsui Chemicals, Inc.	227,000	7,238,783
	Mitsui Fudosan Co., Ltd.	271,500	6,349,640
	Mitsui OSK Lines, Ltd.	89,100	4,623,190
	Mizuho Financial Group, Inc.	468,500	6,694,682
	Morinaga Milk Industry Co., Ltd.	8,500	476,283
	MS&AD Insurance Group Holdings, Inc.	130,263	4,026,566
	Nagase & Co., Ltd.	7,800	119,375
	NEC Corp.	146,000	7,404,685
	NGK Insulators, Ltd.	92,500	1,481,374
	NGK Spark Plug Co., Ltd.	111,600	1,643,552
	NH Foods, Ltd.	63,500	2,561,216
	Nikon Corp.	135,113	1,257,814
	Nippo Corp.	66,000	1,833,414
	Nippon Express Co., Ltd.	87,200	6,369,937
	Nippon Shokubai Co., Ltd.	33,800	1,625,803
	Nippon Steel Corp.	262,000	4,544,992
	Nippon Yusen K.K.	137,500	7,429,401
	Nipro Corp.	64,800	804,861
*	Nissan Motor Co., Ltd.	1,129,500	6,555,434
	Nisshin Seifun Group, Inc.	20,200	325,676
	Nitto Denko Corp.	17,600	1,307,652
	NOK Corp.	38,500	509,263
	Nomura Holdings, Inc.	935,400	4,684,092
	Nomura Real Estate Holdings, Inc.	141,100	3,498,779
	NSK, Ltd.	303,400	2,503,918
	Obayashi Corp.	829,000	6,778,943
	Oji Holdings Corp.	1,147,000	6,613,009
	Orient Corp.	110,500	138,695
	Otsuka Holdings Co., Ltd.	89,100	3,541,641
	Panasonic Corp.	581,400	7,020,442
	Rengo Co., Ltd.	223,900	1,906,161
	Resona Holdings, Inc.	1,018,520	3,824,215
	Rohm Co., Ltd.	19,500	1,902,381
	SBI Holdings, Inc.	63,900	1,529,635
*	Seibu Holdings, Inc.	30,700	346,404
	Seiko Epson Corp.	220,300	3,790,463
	Seino Holdings Co., Ltd.	119,400	1,519,669
	Sekisui House, Ltd.	353,700	7,005,200
	Seven & I Holdings Co., Ltd.	319,700	14,265,141
	Shimizu Corp.	469,800	3,459,862
	Shinsei Bank, Ltd.	62,600	827,969
	Shizuoka Bank, Ltd. (The)	167,700	1,211,073
	Showa Denko K.K.	122,800	3,523,595
	SoftBank Group Corp.	352,700	22,179,762
	Sojitz Corp.	558,700	1,709,223
	Sompo Holdings, Inc.	203,360	8,407,323
	Subaru Corp.	260,500	5,118,035

Tax-Managed DFA International Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Chemical Co., Ltd.	1,943,200	$10,115,357
	Sumitomo Corp.	342,417	4,653,415
	Sumitomo Dainippon Pharma Co., Ltd.	47,600	824,207
	Sumitomo Electric Industries, Ltd.	790,000	11,223,304
	Sumitomo Forestry Co., Ltd.	169,700	3,210,580
	Sumitomo Heavy Industries, Ltd.	129,700	3,592,396
	Sumitomo Metal Mining Co., Ltd.	101,200	4,101,369
	Sumitomo Mitsui Financial Group, Inc.	389,227	13,120,475
	Sumitomo Mitsui Trust Holdings, Inc.	160,000	5,252,137
	Sumitomo Realty & Development Co., Ltd.	136,900	4,462,011
	Sumitomo Rubber Industries, Ltd.	198,700	2,674,329
	Suzuken Co., Ltd.	32,200	929,220
	Suzuki Motor Corp.	86,100	3,503,021
	T&D Holdings, Inc.	211,500	2,706,089
	Taiheiyo Cement Corp.	149,700	3,487,809
	Taisei Corp.	38,799	1,307,579
	Takeda Pharmaceutical Co., Ltd.	758,494	25,247,622
	TDK Corp.	24,100	2,749,810
	Teijin, Ltd.	243,400	3,664,867
	Toda Corp.	178,100	1,269,431
	Tokai Carbon Co., Ltd.	34,700	458,365
	Tokio Marine Holdings, Inc.	125,600	5,986,230
	Tokyo Century Corp.	100	5,503
	Tokyo Tatemono Co., Ltd.	240,500	3,618,295
	Tokyu Fudosan Holdings Corp.	715,300	4,038,117
	Toray Industries, Inc.	867,400	5,711,121
	Tosoh Corp.	352,900	6,193,064
	Toyo Seikan Group Holdings, Ltd.	57,700	785,082
	Toyoda Gosei Co., Ltd.	78,300	1,840,497
	Toyota Boshoku Corp.	7,500	151,302
	Toyota Motor Corp.	1,058,388	95,017,286
	Toyota Tsusho Corp.	186,500	8,805,572
	Tsumura & Co.	8,500	268,124
	Ube Industries, Ltd.	110,100	2,211,304
	Yamada Holdings Co., Ltd.	367,300	1,735,290
	Yamaha Motor Co., Ltd.	250,300	6,267,684
	Yamazaki Baking Co., Ltd.	20,800	285,584
	Yokohama Rubber Co., Ltd. (The)	137,900	2,753,649
	Zeon Corp.	175,900	2,403,369
TOTAL JAPAN			743,689,385
NETHERLANDS — (5.9%)
*	ABN AMRO Bank NV	159,505	1,859,289
	Aegon NV	396,898	1,670,941
	Akzo Nobel NV	80,194	9,906,142
	ArcelorMittal SA	121,802	4,253,986
	ArcelorMittal SA	205,025	7,225,100
	ASM International NV	7,737	2,745,939
	Coca-Cola European Partners P.L.C.	58,924	3,645,177
	Heineken NV	86,404	10,061,894
	ING Groep NV	1,194,052	15,320,514
*	Just Eat Takeaway.com NV	50,809	4,511,874
	Koninklijke Ahold Delhaize NV	1,218,579	37,879,324
	Koninklijke DSM NV	163,976	33,054,499
	Koninklijke Philips NV	267,403	12,329,802
	Koninklijke Philips NV	46,504	2,141,033
	NN Group NV	180,210	8,959,385
	Randstad NV	94,504	6,856,320
	Stellantis NV	1,107,861	21,272,296

Tax-Managed DFA International Value Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	Stellantis NV	749,344	$14,369,805
#	Stellantis NV	150,889	2,892,542
TOTAL NETHERLANDS			200,955,862
NEW ZEALAND — (0.3%)
#*	Auckland International Airport, Ltd.	630,029	3,178,714
	Chorus, Ltd.	193,252	829,519
	EBOS Group, Ltd.	97,605	2,111,351
	Fletcher Building, Ltd.	357,762	1,904,977
	Fonterra Co-operative Group, Ltd.	64,089	166,974
	Mainfreight, Ltd.	15,124	864,595
	Ryman Healthcare, Ltd.	66,136	607,454
	Summerset Group Holdings, Ltd.	83,699	752,961
TOTAL NEW ZEALAND			10,416,545
NORWAY — (0.8%)
	Austevoll Seafood ASA	59,799	753,902
	DNB Bank ASA	466,001	9,542,033
	Equinor ASA	305,687	5,954,534
	Equinor ASA, Sponsored ADR	41,879	819,153
	Norsk Hydro ASA	630,861	4,197,114
	SpareBank 1 SR-Bank ASA	81,034	1,060,797
	Storebrand ASA	231,593	1,988,467
	Subsea 7 SA	60,469	484,123
	Yara International ASA	68,033	3,585,783
TOTAL NORWAY			28,385,906
PORTUGAL — (0.2%)
	Banco Espirito Santo SA	865,680	0
	EDP Renovaveis SA	167,282	3,928,035
	Galp Energia SGPS SA	81,668	796,403
TOTAL PORTUGAL			4,724,438
SINGAPORE — (1.0%)
	CapitaLand, Ltd.	1,538,100	4,569,642
	City Developments, Ltd.	470,400	2,372,933
	Frasers Property, Ltd.	245,200	204,508
	Hongkong Land Holdings, Ltd.	464,800	2,108,787
	Jardine Cycle & Carriage, Ltd.	88,500	1,338,900
	Keppel Corp., Ltd.	1,913,400	7,735,467
	Olam International, Ltd.	450,570	438,066
	Oversea-Chinese Banking Corp., Ltd.	305,637	2,765,169
*	Singapore Airlines, Ltd.	1,995,600	7,481,533
	Singapore Land Group, Ltd.	304,501	605,468
	United Overseas Bank, Ltd.	161,700	3,126,240
	UOL Group, Ltd.	401,107	2,155,778
TOTAL SINGAPORE			34,902,491
SOUTH AFRICA — (0.0%)
*	Thungela Resources, Ltd.	17,641	54,657
SPAIN — (2.3%)
	ACS Actividades de Construccion y Servicios SA	15,162	398,810
	Banco Bilbao Vizcaya Argentaria SA	2,396,721	15,342,556
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	499,419	3,181,299
	Banco Santander SA	9,120,977	33,411,531
#	Banco Santander SA, Sponsored ADR	2,987,846	10,965,395

Tax-Managed DFA International Value Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	CaixaBank SA	879,746	$2,612,765
	Iberdrola SA	250,466	3,014,382
	Naturgy Energy Group SA	23,730	612,472
	Repsol SA	873,098	9,562,964
TOTAL SPAIN			79,102,174
SWEDEN — (3.2%)
	BillerudKorsnas AB	137,789	2,980,691
	Boliden AB	335,135	13,060,869
	Dometic Group AB	119,740	2,032,392
	Electrolux AB, Class B	23,349	613,223
	Getinge AB, Class B	158,510	6,888,374
	Holmen AB, Class B	79,986	4,210,633
	Husqvarna AB, Class B	204,637	2,863,615
	ICA Gruppen AB	60,080	2,970,060
	Intrum AB	21,863	677,429
*	Millicom International Cellular SA	55,912	2,231,249
	Peab AB, Class B	142,833	1,665,652
	Saab AB, Class B	29,229	886,890
	Securitas AB, Class B	39,986	705,090
	Skandinaviska Enskilda Banken AB, Class A	687,575	9,299,410
	Skanska AB, Class B	147,197	4,155,320
	SKF AB, Class B	359,498	9,565,038
*	SSAB AB, Class A	88,048	502,822
*	SSAB AB, Class B	152,994	782,081
	Svenska Cellulosa AB SCA, Class A	4,705	88,642
	Svenska Cellulosa AB SCA, Class B	285,443	5,309,280
	Svenska Handelsbanken AB, Class A	392,351	4,421,522
#	Svenska Handelsbanken AB, Class B	13,315	159,995
	Swedbank AB, Class A	235,679	4,589,523
	Tele2 AB, Class B	246,168	3,615,964
	Telia Co. AB	1,264,655	5,547,165
	Trelleborg AB, Class B	101,061	2,498,189
	Volvo AB, Class A	105,627	2,568,258
	Volvo AB, Class B	593,680	14,000,018
TOTAL SWEDEN			108,889,394
SWITZERLAND — (8.7%)
	ABB, Ltd.	512,841	18,748,622
	Adecco Group AG	111,022	6,648,680
	Alcon, Inc.	58,864	4,285,299
	Alcon, Inc.	98,795	7,192,183
	Baloise Holding AG	34,223	5,395,958
	Banque Cantonale Vaudoise	6,260	558,842
	Chocoladefabriken Lindt & Spruengli AG	3	347,513
	Cie Financiere Richemont SA	222,027	28,412,615
	Clariant AG	45,088	937,988
	Credit Suisse Group AG	287,522	2,886,519
	Credit Suisse Group AG, Sponsored ADR	481,981	4,843,909
	Holcim, Ltd.	310,991	18,230,648
	Holcim, Ltd.	116,138	6,793,608
	Julius Baer Group, Ltd.	205,589	13,569,276
	Novartis AG, Sponsored ADR	313,624	28,975,721
	Novartis AG	354,588	32,791,725
*	Siemens Energy AG	9,678	263,288
	SIG Combibloc Group AG	45,704	1,348,532
	Swatch Group AG (The)	8,062	2,689,345
	Swatch Group AG (The)	27,478	1,784,524

Tax-Managed DFA International Value Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Swiss Life Holding AG	18,305	$9,441,770
	Swiss Prime Site AG	10,349	1,101,991
	Swiss Re AG	155,792	14,124,182
	Swisscom AG	22,419	13,473,857
	UBS Group AG	1,374,597	22,647,551
*	UBS Group AG	461,076	7,598,533
	Vifor Pharma AG	20,701	2,895,071
	Zurich Insurance Group AG	99,521	40,124,351
TOTAL SWITZERLAND			298,112,101
UNITED KINGDOM — (13.3%)
	Aberdeen P.L.C.	567,856	2,240,156
	Anglo American P.L.C.	555,084	24,597,971
	Antofagasta P.L.C.	99,324	2,062,288
	Aviva P.L.C.	3,843,876	20,644,069
	Barclays P.L.C., Sponsored ADR	1,862,537	18,234,237
	Barclays P.L.C.	55,867	135,147
	Barratt Developments P.L.C.	255,207	2,494,052
	BP P.L.C., Sponsored ADR	1,846,596	44,650,698
	BP P.L.C.	1,051,848	4,222,144
	British American Tobacco P.L.C., Sponsored ADR	35,481	1,328,763
	British American Tobacco P.L.C.	973,321	36,200,136
*	BT Group P.L.C.	6,749,110	16,256,820
*	Carnival P.L.C.	64,446	1,275,630
	DS Smith P.L.C.	769,778	4,521,975
	Glencore P.L.C.	6,752,689	30,327,338
	HSBC Holdings P.L.C.	390,718	2,156,839
	HSBC Holdings P.L.C., Sponsored ADR	927,477	25,570,541
	J Sainsbury P.L.C.	1,740,965	6,855,621
	Kingfisher P.L.C.	1,709,937	8,782,967
	Lloyds Banking Group P.L.C.	40,325,085	25,496,217
	Lloyds Banking Group P.L.C., ADR	601,629	1,498,056
	Melrose Industries P.L.C.	2,036,229	4,525,052
	Natwest Group P.L.C.	528,459	1,483,234
	Natwest Group P.L.C., Sponsored ADR	671,390	3,753,070
	Pearson P.L.C.	296,522	3,573,229
	Phoenix Group Holdings P.L.C.	127,698	1,203,405
	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	2,316,092	91,601,439
	Royal Dutch Shell P.L.C., Class B	273,088	5,395,993
	Royal Mail P.L.C.	454,305	3,183,030
	Standard Chartered P.L.C.	860,826	5,160,484
	Tesco P.L.C.	1,951,970	6,319,311
	Vodafone Group P.L.C.	16,924,098	27,213,130
#	Vodafone Group P.L.C., Sponsored ADR	364,865	5,958,240
	Wm Morrison Supermarkets P.L.C.	1,579,188	5,869,172
	WPP P.L.C., Sponsored ADR	35,119	2,272,199
	WPP P.L.C.	610,260	7,892,512
TOTAL UNITED KINGDOM			454,955,165
TOTAL COMMON STOCKS			3,347,072,480
PREFERRED STOCKS — (1.4%)
GERMANY — (1.4%)
	Bayerische Motoren Werke AG	37,614	3,228,559
	Porsche Automobil Holding SE	77,088	8,343,323

Tax-Managed DFA International Value Portfolio
CONTINUED
	Shares	Value»

GERMANY — (Continued)
Volkswagen AG	149,301	$36,365,315
TOTAL GERMANY		47,937,197
TOTAL INVESTMENT SECURITIES (Cost $2,768,475,129)		3,395,009,677

			Value†
SECURITIES LENDING COLLATERAL — (0.8%)
@§	The DFA Short Term Investment Fund	2,314,137	26,774,569
TOTAL INVESTMENTS — (100.0%)
(Cost $2,795,247,544)^^			$3,421,784,246
As of July 31, 2021, Tax-Managed DFA International Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	129	09/17/21	$27,693,424	$28,312,275	$618,851
Total Futures Contracts			$27,693,424	$28,312,275	$618,851
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$202,648,747	—	$202,648,747
Austria	—	4,469,744	—	4,469,744
Belgium	—	25,804,846	—	25,804,846
Canada	$311,847,709	—	—	311,847,709
Denmark	—	88,453,979	—	88,453,979
Finland	—	39,756,418	—	39,756,418
France	—	326,152,917	—	326,152,917
Germany	4,832,801	225,171,594	—	230,004,395
Hong Kong	—	69,027,275	—	69,027,275
Ireland	10,346,338	5,922,791	—	16,269,129
Israel	3,074,751	12,755,988	—	15,830,739
Italy	823,078	51,795,386	—	52,618,464
Japan	2,964,711	740,724,674	—	743,689,385
Netherlands	13,929,616	187,026,246	—	200,955,862
New Zealand	—	10,416,545	—	10,416,545
Norway	819,153	27,566,753	—	28,385,906
Portugal	—	4,724,438	—	4,724,438
Singapore	—	34,902,491	—	34,902,491
South Africa	54,657	—	—	54,657
Spain	14,146,694	64,955,480	—	79,102,174
Sweden	—	108,889,394	—	108,889,394
Switzerland	45,703,462	252,408,639	—	298,112,101
United Kingdom	194,867,243	260,087,922	—	454,955,165

Tax-Managed DFA International Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Germany	—	$47,937,197	—	$47,937,197
Securities Lending Collateral	—	26,774,569	—	26,774,569
Futures Contracts**	$618,851	—	—	618,851
TOTAL	$604,029,064	$2,818,374,033	—	$3,422,403,097
** Valued at the unrealized appreciation/(depreciation) on the investment.

T.A. World ex U.S. Core Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
		Face Amount^	Value†
		(000)
BONDS — (0.0%)
INDIA — (0.0%)
Britannia Industries, Ltd.
5.500%, 06/03/24	INR	235	$3,167

		Shares	Value»
COMMON STOCKS — (97.3%)
AUSTRALIA — (4.2%)
*	A2B Australia, Ltd.	73,897	72,177
	Accent Group, Ltd.	151,390	303,954
	Adairs, Ltd.	48,504	148,346
	Adbri, Ltd.	203,634	530,387
*	Afterpay, Ltd.	4,982	354,132
	AGL Energy, Ltd.	56,257	297,917
*	Ainsworth Game Technology, Ltd.	23,526	17,304
#*	Alkane Resources, Ltd.	99,703	84,006
*	Alliance Aviation Services, Ltd.	32,754	103,303
	ALS, Ltd.	165,237	1,551,811
	Altium, Ltd.	35,665	890,736
	Alumina, Ltd.	335,828	411,835
#*	AMA Group, Ltd.	191,627	68,972
	AMP, Ltd.	1,068,846	818,818
	Ampol, Ltd.	108,582	2,260,479
	Ansell, Ltd.	43,604	1,260,778
	APA Group	104,919	736,215
	Appen, Ltd.	7,243	60,692
	ARB Corp., Ltd.	23,164	796,811
*	Ardent Leisure Group, Ltd.	24,294	17,493
	Aristocrat Leisure, Ltd.	82,577	2,530,588
	ASX, Ltd.	3,832	217,081
	Atlas Arteria, Ltd.	141,215	652,387
	AUB Group, Ltd.	14,076	238,260
#	Aurelia Metals, Ltd.	428,130	115,722
	Aurizon Holdings, Ltd.	497,433	1,411,667
	AusNet Services, Ltd.	334,951	447,957
	Austal, Ltd.	87,461	138,898
	Australia & New Zealand Banking Group, Ltd.	226,471	4,610,627
*	Australian Agricultural Co., Ltd.	172,205	176,357
	Australian Finance Group, Ltd.	56,623	107,871
	Australian Pharmaceutical Industries, Ltd.	201,372	208,451
*	Australian Strategic Materials, Ltd.	13,490	86,163
	Auswide Bank, Ltd.	3,896	17,893
	AVJennings, Ltd.	44,901	20,521
	Baby Bunting Group, Ltd.	33,144	139,988
	Bank of Queensland, Ltd.	255,864	1,695,941
	Bapcor, Ltd.	143,683	864,044
	Beach Energy, Ltd.	1,032,334	908,065
	Bega Cheese, Ltd.	108,475	411,142
	Bell Financial Group, Ltd.	38,273	49,258
	Bendigo & Adelaide Bank, Ltd.	186,570	1,416,306
	BHP Group, Ltd.	329,587	12,945,784
#	BHP Group, Ltd., Sponsored ADR	44,166	3,469,681
*	Bigtincan Holdings, Ltd.	26,233	22,381
	Blackmores, Ltd.	5,282	282,341
	BlueScope Steel, Ltd.	156,104	2,768,245
	Brambles, Ltd.	153,708	1,315,997

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	Bravura Solutions, Ltd.	21,371	$53,324
	Breville Group, Ltd.	34,483	819,760
	Brickworks, Ltd.	35,561	634,617
	BWX, Ltd.	22,147	81,188
	Capitol Health, Ltd.	161,487	42,139
	Cardno, Ltd.	99,590	68,804
	Carsales.com, Ltd.	95,714	1,543,388
	Cash Converters International, Ltd.	96,321	18,741
	Cedar Woods Properties, Ltd.	23,482	114,471
	Challenger, Ltd.	217,300	909,503
*	Champion Iron, Ltd.	64,410	359,919
	CIMIC Group, Ltd.	6,127	92,906
*	City Chic Collective, Ltd.	38,998	152,820
	Class, Ltd.	24,575	30,715
#*	Clean Seas Seafood, Ltd.	27,163	10,772
	Cleanaway Waste Management, Ltd.	449,479	842,308
	Clinuvel Pharmaceuticals, Ltd.	10,982	224,917
	Clover Corp., Ltd.	13,880	17,851
	Cochlear, Ltd.	7,596	1,374,260
	Codan, Ltd.	56,171	696,676
	Coles Group, Ltd.	127,592	1,642,050
*	Collection House, Ltd.	49,356	6,535
	Collins Foods, Ltd.	66,782	542,188
	Commonwealth Bank of Australia	77,976	5,716,270
	Computershare, Ltd.	107,071	1,231,069
#*	Cooper Energy, Ltd.	472,395	79,767
*	Corporate Travel Management, Ltd.	11,770	187,893
	Costa Group Holdings, Ltd.	111,363	262,848
	Credit Corp. Group, Ltd.	22,371	460,523
*	Crown Resorts, Ltd.	89,300	566,552
	CSL, Ltd.	29,256	6,228,327
	CSR, Ltd.	299,296	1,227,748
	Data#3, Ltd.	41,113	140,901
*	Decmil Group, Ltd.	41,293	11,401
#	Dicker Data, Ltd.	13,951	119,030
*	Domain Holdings Australia, Ltd.	71,915	257,862
	Domino's Pizza Enterprises, Ltd.	22,875	1,968,170
	Downer EDI, Ltd.	327,199	1,272,958
	Eagers Automotive, Ltd.	53,332	622,815
*	Eclipx Group, Ltd.	172,174	297,910
	Elders, Ltd.	74,506	620,001
*	Emeco Holdings, Ltd.	133,359	117,079
*	EML Payments, Ltd.	20,681	54,253
*	Endeavour Group, Ltd.	81,815	398,065
#*	Energy World Corp., Ltd.	283,308	16,563
	Enero Group, Ltd.	8,518	19,528
	EQT Holdings, Ltd.	3,569	71,198
*	Estia Health, Ltd.	119,732	207,571
#*	EVENT Hospitality and Entertainment, Ltd.	28,051	257,558
	Evolution Mining, Ltd.	255,877	778,192
	Fleetwood, Ltd.	30,302	56,919
#*	Flight Centre Travel Group, Ltd.	39,574	437,658
	Fortescue Metals Group, Ltd.	293,634	5,365,457
*	G8 Education, Ltd.	422,610	301,273
*	Genworth Mortgage Insurance Australia, Ltd.	154,990	231,852
	Gold Road Resources, Ltd.	371,894	358,954
	GrainCorp, Ltd., Class A	107,025	412,485
	GUD Holdings, Ltd.	35,451	307,008
	GWA Group, Ltd.	79,001	163,180

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Hansen Technologies, Ltd.	32,444	$148,055
	Harvey Norman Holdings, Ltd.	264,237	1,103,564
	Healius, Ltd.	654,850	2,349,330
#*	Helloworld Travel, Ltd.	11,322	13,129
*	HT&E, Ltd.	74,603	90,972
	HUB24, Ltd.	3,682	65,111
#*	Humm Group, Ltd.	179,457	123,309
*	Huon Aquaculture Group, Ltd.	8,232	16,795
	IDP Education, Ltd.	41,155	852,785
	IGO, Ltd.	231,884	1,582,129
	Iluka Resources, Ltd.	180,436	1,315,353
	Imdex, Ltd.	175,102	269,410
	Incitec Pivot, Ltd.	565,119	1,113,993
	Infomedia, Ltd.	115,467	118,290
	Inghams Group, Ltd.	112,440	313,948
	Insurance Australia Group, Ltd.	203,624	726,155
	Integral Diagnostics, Ltd.	47,669	185,177
	Integrated Research, Ltd.	39,117	53,050
#	InvoCare, Ltd.	52,540	413,536
	IOOF Holdings, Ltd.	271,909	836,332
	IPH, Ltd.	44,910	267,070
	IRESS, Ltd.	36,722	381,103
	IVE Group, Ltd.	53,827	59,458
	James Hardie Industries P.L.C.	33,952	1,145,491
	James Hardie Industries P.L.C., Sponsored ADR	6,180	208,637
*	Japara Healthcare, Ltd.	123,069	124,777
	JB Hi-Fi, Ltd.	42,262	1,492,425
	Johns Lyng Group, Ltd.	21,961	91,696
	Jumbo Interactive, Ltd.	8,083	98,366
	Jupiter Mines, Ltd.	60,549	13,088
	Lendlease Corp., Ltd.	50,389	452,281
	Lifestyle Communities, Ltd.	9,937	124,630
	Link Administration Holdings, Ltd.	188,409	672,184
	Lovisa Holdings, Ltd.	14,591	168,841
*	Lynas Rare Earths, Ltd.	102,100	551,853
	MA Financial Group, Ltd.	2,657	10,873
	MACA, Ltd.	186,333	122,450
	Macmahon Holdings, Ltd.	265,071	42,785
	Macquarie Group, Ltd.	29,778	3,438,445
	Magellan Financial Group, Ltd.	27,639	997,191
*	Mayne Pharma Group, Ltd.	689,464	162,323
	McMillan Shakespeare, Ltd.	44,740	416,629
	McPherson's, Ltd.	58,842	45,838
	Medibank Pvt, Ltd.	552,572	1,347,659
	Medusa Mining, Ltd.	96,557	58,066
#*	Mesoblast, Ltd.	120,549	167,751
#*	Metals X, Ltd.	234,043	47,085
	Metcash, Ltd.	422,710	1,251,405
	Michael Hill International, Ltd.	12,057	7,581
*	Millennium Minerals, Ltd.	74,492	0
	Mineral Resources, Ltd.	107,020	4,951,726
*	MMA Offshore, Ltd.	104,190	28,297
	MNF Group, Ltd.	11,041	44,585
	Monadelphous Group, Ltd.	19,320	153,359
	Monash IVF Group, Ltd.	183,046	116,777
	Money3 Corp., Ltd.	42,587	95,227
	Mount Gibson Iron, Ltd.	259,352	164,139
#*	Myer Holdings, Ltd.	1,669,270	606,961
	MyState, Ltd.	28,193	102,479

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	National Australia Bank, Ltd.	264,023	$5,034,850
	Navigator Global Investments, Ltd.	60,321	77,943
	Netwealth Group, Ltd.	23,140	267,461
#	New Hope Corp., Ltd.	148,417	217,335
	Newcrest Mining, Ltd.	83,327	1,610,506
*	NEXTDC, Ltd.	37,784	355,172
	nib holdings, Ltd.	169,127	891,854
	Nick Scali, Ltd.	20,244	182,455
	Nine Entertainment Co. Holdings, Ltd.	642,220	1,309,497
	Northern Star Resources, Ltd.	329,865	2,457,880
	NRW Holdings, Ltd.	247,909	311,800
*	Nufarm, Ltd.	95,322	302,341
	OFX Group, Ltd.	88,684	95,102
	Oil Search, Ltd.	393,660	1,100,275
	Omni Bridgeway, Ltd.	88,285	224,069
*	oOh!media, Ltd.	292,796	353,029
	Orica, Ltd.	14,904	135,936
	Origin Energy, Ltd.	339,040	1,024,320
*	Orocobre, Ltd.	21,431	129,655
	Orora, Ltd.	339,665	900,233
	OZ Minerals, Ltd.	125,849	2,133,625
	Pact Group Holdings, Ltd.	92,135	250,481
	Peet, Ltd.	105,911	90,833
	Pendal Group, Ltd.	105,007	623,362
	Perenti Global, Ltd.	318,890	214,156
	Perpetual, Ltd.	24,914	688,565
*	Perseus Mining, Ltd.	550,940	673,303
*	Pilbara Minerals, Ltd.	41,813	58,120
	Platinum Asset Management, Ltd.	107,684	324,449
#*	Praemium, Ltd.	68,361	56,333
	Premier Investments, Ltd.	28,940	572,899
*	Prime AET&D Holdings No.1, Ltd.	4	0
#	Pro Medicus, Ltd.	15,400	658,307
	Propel Funeral Partners, Ltd.	4,796	12,666
	PWR Holdings, Ltd.	19,114	102,675
*	Qantas Airways, Ltd.	368,612	1,242,599
	QBE Insurance Group, Ltd.	235,981	1,891,128
	Qube Holdings, Ltd.	250,626	540,073
	Ramelius Resources, Ltd.	365,519	453,100
	Ramsay Health Care, Ltd.	17,580	831,425
	REA Group, Ltd.	6,645	791,578
*	ReadyTech Holdings, Ltd.	8,760	15,023
#	Reckon, Ltd.	23,466	16,310
*	Red 5, Ltd.	186,476	26,650
	Reece, Ltd.	13,858	240,405
#	Regis Healthcare, Ltd.	53,468	81,826
	Regis Resources, Ltd.	362,380	683,032
*	Reject Shop, Ltd. (The)	13,159	51,085
	Reliance Worldwide Corp., Ltd.	145,545	594,502
#*	Resolute Mining, Ltd.	392,450	154,692
*	Retail Food Group, Ltd.	299,647	17,567
	Rhipe, Ltd.	8,549	15,873
*	Ridley Corp., Ltd.	105,502	88,304
	Rio Tinto, Ltd.	42,525	4,167,874
*	RPMGlobal Holdings, Ltd.	5,840	8,621
*	Salmat, Ltd.	11,000	0
	Sandfire Resources, Ltd.	124,735	631,351
	Santos, Ltd.	504,287	2,379,671
	SeaLink Travel Group, Ltd.	18,360	125,425

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	SEEK, Ltd.	11,675	$252,553
	Select Harvests, Ltd.	41,713	243,692
	Senex Energy, Ltd.	87,861	205,285
	Servcorp, Ltd.	17,667	42,911
	Service Stream, Ltd.	197,800	131,681
	Seven Group Holdings, Ltd.	37,432	641,986
#*	Seven West Media, Ltd.	292,031	100,613
	SG Fleet Group, Ltd.	39,400	86,003
	Shaver Shop Group, Ltd.	23,118	17,337
	Sigma Healthcare, Ltd.	456,334	210,954
*	Silver Lake Resources, Ltd.	395,976	442,561
	Sims, Ltd.	76,322	922,661
	SmartGroup Corp., Ltd.	35,310	187,140
	Sonic Healthcare, Ltd.	49,298	1,456,578
	South32, Ltd., ADR	41,219	454,233
	South32, Ltd.	501,766	1,099,515
*	Southern Cross Media Group, Ltd.	86,085	123,452
	Spark Infrastructure Group	440,458	875,972
*	Speedcast International, Ltd.	148,941	0
	St Barbara, Ltd.	225,566	292,042
*	Star Entertainment Grp, Ltd. (The)	305,744	770,609
	Steadfast Group, Ltd.	254,467	832,578
	Suncorp Group, Ltd.	165,626	1,406,640
	Sunland Group, Ltd.	21,844	41,474
	Super Retail Group, Ltd.	105,189	1,026,071
*	Superloop, Ltd.	71,466	46,034
*	Sydney Airport	102,061	587,277
	Tabcorp Holdings, Ltd.	367,334	1,340,806
#	Tassal Group, Ltd.	85,052	202,517
	Technology One, Ltd.	96,867	673,290
	Telstra Corp., Ltd.	570,171	1,588,168
	Telstra Corp., Ltd., ADR	600	8,370
	Thorn Group, Ltd.	135,069	21,372
*	Tiger Resources, Ltd.	202,588	30
#	TPG Telecom, Ltd.	171,399	782,058
	Transurban Group	93,942	990,880
	Treasury Wine Estates, Ltd.	100,363	880,356
*	Tuas, Ltd.	100,097	46,859
	United Malt Grp, Ltd.	122,523	405,349
*	Virgin Australia Holdings, Ltd.	312,963	0
	Virtus Health, Ltd.	20,370	104,379
	Vita Group, Ltd.	95,974	71,049
	Viva Energy Group, Ltd.	39,788	60,344
*	Wagners Holding Co., Ltd.	3,074	4,644
#*	Webjet, Ltd.	63,055	231,532
	Wesfarmers, Ltd.	96,753	4,362,249
*	West African Resources, Ltd.	16,967	13,049
	Western Areas, Ltd.	123,037	236,451
*	Westgold Resources, Ltd.	92,823	119,092
	Westpac Banking Corp.	216,959	3,897,114
*	Whitehaven Coal, Ltd.	360,617	587,739
	WiseTech Global, Ltd.	3,510	79,616
	Woodside Petroleum, Ltd.	97,169	1,560,919
	Woolworths Group, Ltd.	81,815	2,340,418
	Worley, Ltd.	89,705	736,604
*	Xero, Ltd.	4,320	448,210
#*	Zip Co., Ltd.	24,861	121,354
TOTAL AUSTRALIA			193,986,697

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRIA — (0.4%)
	Agrana Beteiligungs AG	5,922	$125,762
*	ams AG	39,507	754,931
	ANDRITZ AG	28,651	1,577,382
	AT&S Austria Technologie & Systemtechnik AG	19,045	872,528
	Atrium European Real Estate, Ltd.	37,422	129,947
	BAWAG Group AG	13,697	778,119
#*	DO & CO AG	2,338	190,976
	Erste Group Bank AG	53,469	2,071,954
	EVN AG	17,207	416,591
	Fabasoft AG	224	11,024
*	Flughafen Wien AG	2,358	78,289
#*	Kapsch TrafficCom AG	1,571	27,892
*	Lenzing AG	4,086	526,988
	Mayr Melnhof Karton AG	2,813	598,557
	Oesterreichische Post AG	12,355	652,209
	OMV AG	46,691	2,521,022
	Palfinger AG	4,858	210,152
	POLYTEC Holding AG	5,223	62,441
*	Porr AG	2,474	48,294
	Raiffeisen Bank International AG	63,238	1,495,246
	Rhi Magnesita NV	6,143	330,014
	Rhi Magnesita NV	5,620	296,120
	Rosenbauer International AG	731	42,185
	S IMMO AG	18,580	442,870
#	S&T AG	16,765	425,474
*	Schoeller-Bleckmann Oilfield Equipment AG	1,853	67,581
	Semperit AG Holding	2,415	88,958
	Strabag SE	7,454	338,202
	Telekom Austria AG, Class A	60,508	515,667
	UBM Development AG	887	44,108
	UNIQA Insurance Group AG	46,017	394,432
#	Verbund AG	2,686	247,756
	Vienna Insurance Group AG Wiener Versicherung Gruppe	18,578	511,984
	voestalpine AG	53,862	2,376,157
#	Warimpex Finanz- und Beteiligungs AG	10,740	16,757
	Wienerberger AG	19,188	784,330
	Zumtobel Group AG	8,937	94,721
TOTAL AUSTRIA			20,167,620
BELGIUM — (0.8%)
	Ackermans & van Haaren NV	9,721	1,675,153
	Ageas SA	54,626	2,884,552
*	AGFA-Gevaert NV	76,713	378,372
	Anheuser-Busch InBev SA	77,177	4,870,803
	Anheuser-Busch InBev SA, Sponsored ADR	8,449	532,118
*	Argenx SE, ADR	297	90,416
*	Argenx SE	949	289,802
	Atenor	1,312	93,995
	Banque Nationale de Belgique	47	97,598
	Barco NV	13,500	337,255
	Bekaert SA	21,848	1,037,607
#*	Biocartis Group NV	2,296	10,923
*	bpost SA	33,766	379,184
*	Celyad Oncology SA	572	2,443
	Cie d'Entreprises CFE	5,218	532,951
	Deceuninck NV	30,852	126,288
	D'ieteren Group	16,107	2,581,603
	Econocom Group SA	64,162	279,024
#	Elia Group SA	6,764	799,443

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Etablissements Franz Colruyt NV	10,890	$619,179
	Euronav NV	24,745	215,031
*	Euronav NV	79,846	690,668
	EVS Broadcast Equipment SA	6,891	143,108
	Exmar NV	13,346	58,579
	Fagron	17,183	356,414
*	Galapagos NV	570	34,626
*	Galapagos NV	1,322	80,111
	Gimv NV	8,006	510,848
*	Greenyard NV	2,603	28,408
#	Immobel SA	774	65,553
	Jensen-Group NV	589	20,574
	KBC Group NV	34,448	2,773,845
#*	Kinepolis Group NV	7,850	407,705
	Lotus Bakeries NV	97	566,125
*	MDxHealth	5,908	9,216
	Melexis NV	7,558	842,412
*	Ontex Group NV	30,241	336,383
*	Picanol	532	48,139
	Proximus SADP	71,673	1,472,900
	Recticel SA	22,621	372,762
	Resilux	571	119,506
	Roularta Media Group NV	1,508	25,691
	Shurgard Self Storage SA	6,787	363,812
	Sipef NV	2,300	128,081
	Solvay SA	31,293	4,179,383
	Telenet Group Holding NV	11,221	421,140
	TER Beke SA	301	40,658
*	Tessenderlo Group SA	16,074	679,952
	Titan Cement International SA	9,442	177,264
	Titan Cement International SA	7,806	147,739
	UCB SA	12,446	1,346,126
	Umicore SA	34,210	2,123,303
	Van de Velde NV	2,567	75,839
	VGP NV	173	35,616
	Viohalco SA	20,959	112,600
TOTAL BELGIUM			36,628,826
BRAZIL — (1.4%)
	Aliansce Sonae Shopping Centers SA	22,915	124,336
*	Alliar Medicos A Frente SA	17,249	33,582
	Alupar Investimento SA	37,148	175,104
	Ambev SA, ADR	94,170	298,519
*	Americanas SA	15,595	147,020
*	Anima Holding SA	46,437	102,535
	Atacadao SA	168,759	615,319
#*	Azul SA, ADR	3,972	89,092
	B3 SA - Brasil Bolsa Balcao	97,014	284,062
	Banco Bradesco SA, ADR	225,479	1,052,987
	Banco Bradesco SA	126,184	500,302
	Banco BTG Pactual SA	77,304	434,295
	Banco do Brasil SA	93,284	566,519
	Banco Santander Brasil SA	32,328	251,635
	BB Seguridade Participacoes SA	87,750	360,048
*	BK Brasil Operacao e Assessoria a Restaurantes SA	16,100	32,520
*	BR Malls Participacoes SA	172,776	332,730
	BR Properties SA	32,617	54,109
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	23,306	129,278
*	Braskem SA, Sponsored ADR	23,556	522,472

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
*	BRF SA	206,593	$1,016,255
	Camil Alimentos SA	33,561	57,350
	CCR SA	302,150	754,178
	Centrais Eletricas Brasileiras SA	15,116	116,818
	Cia Brasileira de Distribuicao	73,861	440,053
	Cia de Locacao das Americas	145,964	762,014
	Cia de Saneamento Basico do Estado de Sao Paulo	33,000	224,678
	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	25,800	175,182
	Cia de Saneamento de Minas Gerais-COPASA	31,755	84,505
	Cia de Saneamento do Parana	102,902	384,481
	Cia de Saneamento do Parana	41,100	30,539
	Cia Energetica de Minas Gerais	31,619	89,242
	Cia Hering	7,758	55,412
	Cia Paranaense de Energia	23,000	25,348
	Cia Siderurgica Nacional SA, Sponsored ADR	201,761	1,795,673
	Cia Siderurgica Nacional SA	226,966	2,037,279
	Cielo SA	188,243	122,164
*	Cogna Educacao	513,618	358,963
	Construtora Tenda SA	31,344	134,987
	Cosan SA	155,380	762,246
	CSU Cardsystem SA	18,186	76,470
*	CVC Brasil Operadora e Agencia de Viagens SA	18,942	81,103
*	CVC Brasil Operadora e Agencia de Viagens SA	2,364	9,986
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	94,410	377,948
	Cyrela Commercial Properties SA Empreendimentos e Participacoes	300	649
	Direcional Engenharia SA	31,936	77,935
	Duratex SA	104,637	442,596
*	EcoRodovias Infraestrutura e Logistica SA	70,960	148,644
	EDP - Energias do Brasil SA	50,882	167,352
#*	Embraer SA, Sponsored ADR	75,026	1,072,872
	Enauta Participacoes SA	16,100	46,338
	Energisa SA	68,145	559,343
*	Eneva SA	82,444	260,554
	Engie Brasil Energia SA	24,375	177,515
	Equatorial Energia SA	230,160	1,069,433
	Even Construtora e Incorporadora SA	48,516	83,930
	Ez Tec Empreendimentos e Participacoes SA	32,267	170,372
	Fleury SA	75,200	337,286
	Fras-Le SA	9,200	27,963
*	Gafisa SA	81,757	59,023
	Gerdau SA, Sponsored ADR	120,435	714,180
*	Gol Linhas Aereas Inteligentes SA, ADR	10,588	83,433
	Grendene SA	28,300	59,934
	Guararapes Confeccoes SA	49,064	165,988
	Hapvida Participacoes e Investimentos SA	12,640	34,535
	Helbor Empreendimentos SA	31,530	46,979
	Hypera SA	50,074	342,752
	Iguatemi Empresa de Shopping Centers SA	15,600	122,296
	Industrias Romi SA	700	3,110
	Instituto Hermes Pardini SA	24,400	92,011
*	International Meal Co. Alimentacao SA, Class A	93,106	69,361
*	Iochpe-Maxion SA	65,310	181,575
	IRB Brasil Resseguros SA	188,032	205,063
	Itau Unibanco Holding SA	15,703	82,823
	JBS SA	474,360	2,919,068
	JHSF Participacoes SA	98,864	141,607
	JSL SA	7,925	17,483
	Kepler Weber SA	6,200	64,997
*	Klabin SA	216,974	1,018,996

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Light SA	61,577	$171,433
	Localiza Rent a Car SA	131,149	1,565,000
	LOG Commercial Properties e Participacoes SA	12,061	66,482
*	Log-in Logistica Intermodal SA	12,719	44,080
	Lojas Americanas SA	9,573	12,131
	Lojas Renner SA	195,223	1,548,065
*	LPS Brasil Consultoria de Imoveis SA	13,200	10,721
	M Dias Branco SA	4,095	24,500
	Magazine Luiza SA	100,573	397,793
	Mahle-Metal Leve SA	24,438	149,821
	Marcopolo SA	54,800	29,461
	Marfrig Global Foods SA	101,562	382,399
*	Marisa Lojas SA	42,258	62,719
	Mills Estruturas e Servicos de Engenharia SA	70,257	107,782
	Minerva SA	46,069	79,343
	Movida Participacoes SA	7,500	32,271
	MRV Engenharia e Participacoes SA	114,937	316,459
	Multiplan Empreendimentos Imobiliarios SA	61,400	275,273
*	Natura & Co. Holding SA	151,982	1,568,479
	Notre Dame Intermedica Participacoes SA	31,816	488,702
	Odontoprev SA	128,363	320,399
*	Omega Geracao SA	20,913	145,035
*	Petro Rio SA	217,885	746,747
	Petrobras Distribuidora SA	179,633	977,104
	Petroleo Brasileiro SA, Sponsored ADR	33,174	340,365
	Petroleo Brasileiro SA, Sponsored ADR	19,287	205,792
	Petroleo Brasileiro SA	644,147	3,401,151
	Porto Seguro SA	70,742	701,681
	Portobello SA	22,113	60,120
	Positivo Tecnologia SA	50,624	122,958
	Qualicorp Consultoria e Corretora de Seguros SA	135,803	671,421
	Raia Drogasil SA	149,750	725,712
*	Rumo SA	187,976	745,661
	Sao Carlos Empreendimentos e Participacoes SA	3,800	30,461
	Sao Martinho SA	128,429	790,806
	Sendas Distribuidora SA	63,210	1,051,993
	Ser Educacional SA	31,107	95,503
	SIMPAR SA	22,600	302,230
	SLC Agricola SA	54,000	466,567
	Sul America SA	106,656	612,914
*	Suzano SA	124,726	1,294,856
*	Suzano SA, Sponsored ADR	10,562	110,166
*	Tecnisa SA	16,366	22,153
	Tegma Gestao Logistica SA	19,812	82,090
	Telefonica Brasil SA	27,800	219,966
	Telefonica Brasil SA, ADR	12,260	97,835
*	Terra Santa Agro SA	1,600	14,746
	TIM SA, ADR	6,220	67,798
	TIM SA	237,773	516,794
	TOTVS SA	31,800	215,897
	Transmissora Alianca de Energia Eletrica SA	87,378	637,520
	Trisul SA	43,531	72,883
*	Tupy SA	65,500	275,419
	Ultrapar Participacoes SA	30,100	102,178
#	Ultrapar Participacoes SA, Sponsored ADR	135,184	462,329
	Unipar Carbocloro SA	7,938	147,840
	Usinas Siderurgicas de Minas Gerais SA Usiminas	27,360	110,265
	Vale SA	622,420	12,997,529

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
*	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	33,833	$57,490
*	Via Varejo SA	28,204	68,178
*	Vulcabras Azaleia SA	41,656	72,143
	WEG SA	37,400	256,430
	Wiz Solucoes e Corretagem de Seguros SA	29,400	87,552
	YDUQS Participacoes SA	145,517	789,576
TOTAL BRAZIL			65,774,501
CANADA — (6.9%)
*	5N Plus, Inc.	24,500	52,236
	Absolute Software Corp.	14,380	197,212
	Acadian Timber Corp.	4,453	62,676
*	AcuityAds Holdings, Inc.	3,739	30,509
#*	Advantage Energy, Ltd.	106,161	399,082
	Aecon Group, Inc.	34,465	562,170
	AG Growth International, Inc.	11,375	294,951
	AGF Management, Ltd., Class B	23,660	143,181
	Agnico Eagle Mines, Ltd.	5,968	386,115
	Agnico Eagle Mines, Ltd.	14,388	930,616
#*	Aimia, Inc.	7,300	27,676
#*	Air Canada	45,730	915,626
#	AirBoss of America Corp.	7,393	219,965
	Alamos Gold, Inc., Class A	184,360	1,498,409
	Alamos Gold, Inc., Class A	40,442	328,389
*	Alcanna, Inc.	5,691	29,696
#*	Alexco Resource Corp.	16,413	35,915
	Algoma Central Corp.	4,700	58,505
#	Algonquin Power & Utilities Corp.	61,853	985,602
	Algonquin Power & Utilities Corp.	14,311	228,547
	Alimentation Couche-Tard, Inc., Class B	77,740	3,133,652
#	AltaGas, Ltd.	94,414	1,998,616
#	Altius Minerals Corp.	7,200	98,685
	Altus Group, Ltd.	7,777	366,035
*	Americas Gold & Silver Corp.	11,652	15,877
#*	Amerigo Resources, Ltd.	33,200	33,796
	Andrew Peller, Ltd., Class A	11,100	79,273
	ARC Resources, Ltd.	296,559	2,243,920
*	Argonaut Gold, Inc.	108,801	293,020
*	Aritzia, Inc.	33,968	996,224
	Atco, Ltd., Class I	14,200	513,094
#*	ATS Automation Tooling Systems, Inc.	7,150	215,256
#*	Aurora Cannabis, Inc.	5,854	41,100
#*	Aurora Cannabis, Inc.	48,589	341,095
*	AutoCanada, Inc.	14,210	578,150
#	B2Gold Corp.	343,746	1,441,000
	Badger Infrastructure Solutions, Ltd.	13,390	374,031
	Bank of Montreal	30,462	3,016,168
	Bank of Montreal	18,904	1,884,729
#	Bank of Nova Scotia (The)	68,381	4,268,057
	Bank of Nova Scotia (The)	71,552	4,467,707
	Barrick Gold Corp.	2,500	54,425
	Barrick Gold Corp.	192,008	4,180,014
	Barrick Gold Corp.	36,529	791,261
*	Bausch Health Cos., Inc.	51,386	1,503,041
*	Bausch Health Cos., Inc.	34,276	1,002,785
#	BCE, Inc.	18,344	915,577
	Birchcliff Energy, Ltd.	123,321	465,567
	Bird Construction, Inc.	14,425	98,739

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Black Diamond Group, Ltd.	26,016	$84,454
#*	BlackBerry, Ltd.	55,808	568,100
#*	Bombardier, Inc., Class B	192,519	229,924
*	Bonterra Energy Corp.	13,150	59,763
	Boralex, Inc., Class A	35,436	1,115,399
#*	Brookfield Asset Management Reinsurance Partners Ltd., Class A	64	3,465
*	Brookfield Asset Management Reinsurance Partners, Ltd., Class A	116	6,269
	Brookfield Asset Management, Inc., Class A	9,384	506,583
	Brookfield Asset Management, Inc., Class A	16,771	905,466
	BRP, Inc.	9,248	774,842
*	CAE, Inc.	26,952	822,429
*	CAE, Inc.	21,992	671,416
	Calian Group, Ltd.	4,200	205,624
*	Calibre Mining Corp.	8,694	10,523
	Cameco Corp.	102,984	1,831,689
	Cameco Corp.	35,587	633,449
#	Canaccord Genuity Group, Inc.	51,146	557,541
	Canacol Energy, Ltd.	54,005	138,086
#*	Canada Goose Holdings, Inc.	500	21,225
*	Canada Goose Holdings, Inc.	13,776	584,516
#	Canadian Imperial Bank of Commerce	55,740	6,481,406
	Canadian Imperial Bank of Commerce	25,469	2,960,517
	Canadian National Railway Co.	13,000	1,412,536
	Canadian National Railway Co.	46,957	5,100,939
#	Canadian Natural Resources, Ltd.	28,391	936,885
	Canadian Natural Resources, Ltd.	264,362	8,729,233
	Canadian Pacific Railway, Ltd.	45,360	3,368,187
	Canadian Pacific Railway, Ltd.	8,775	652,158
	Canadian Tire Corp., Ltd., Class A	12,186	1,874,784
#	Canadian Utilities, Ltd., Class A	21,614	633,209
	Canadian Utilities, Ltd., Class B	600	17,381
#	Canadian Western Bank	48,866	1,332,104
*	Canfor Corp.	27,804	536,869
*	Canfor Pulp Products, Inc.	15,063	81,738
#*	Canopy Growth Corp.	14,574	275,594
	Capital Power Corp.	30,345	1,028,850
#*	Capstone Mining Corp.	148,077	663,474
	Cascades, Inc.	48,759	624,925
	CCL Industries, Inc., Class B	28,675	1,644,514
*	Celestica, Inc.	50,960	452,015
*	Celestica, Inc.	5,600	49,509
#	Cenovus Energy, Inc.	129,876	1,083,688
	Cenovus Energy, Inc.	115,953	967,048
#	Centerra Gold, Inc.	73,460	590,579
	Cervus Equipment Corp.	4,004	46,343
*	CES Energy Solutions Corp.	119,725	155,462
*	CGI, Inc.	27,460	2,497,944
	Chesswood Group, Ltd.	5,700	53,546
	China Gold International Resources Corp., Ltd.	120,535	304,333
	CI Financial Corp.	79,936	1,457,634
	Cogeco Communications, Inc.	6,627	627,483
	Cogeco, Inc.	27,978	2,085,343
*	Colabor Group, Inc.	23,800	21,557
	Colliers International Group, Inc.	2,800	359,269
	Colliers International Group, Inc.	11,666	1,500,131
	Computer Modelling Group, Ltd.	35,217	122,509
*	Conifex Timber, Inc.	12,884	17,866
	Constellation Software, Inc.	1,696	2,716,686
#*	Copper Mountain Mining Corp.	97,704	282,712

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Corby Spirit and Wine, Ltd.	5,700	$84,888
	Corus Entertainment, Inc., Class B	247,026	1,146,426
	Crescent Point Energy Corp.	53,200	194,447
	Crescent Point Energy Corp.	155,175	569,492
*	Crew Energy, Inc.	145,698	252,250
*	Cronos Group, Inc.	30,175	222,390
*	Denison Mines Corp.	134,958	146,035
*	Descartes Systems Group, Inc. (The)	3,518	255,165
*	Descartes Systems Group, Inc. (The)	1,888	137,182
	Dexterra Group, Inc.	16,103	85,832
#*	DIRTT Environmental Solutions	10,600	48,599
	Dollarama, Inc.	39,342	1,852,631
	Doman Building Materials Group, Ltd.	32,200	178,086
*	Dorel Industries, Inc., Class B	16,650	189,107
	DREAM Unlimited Corp., Class A	15,400	331,428
	Dundee Precious Metals, Inc.	49,593	300,118
	Dynacor Gold Mines, Inc.	10,800	22,853
#	ECN Capital Corp.	111,383	936,524
	E-L Financial Corp., Ltd.	284	209,881
*	Eldorado Gold Corp.	82,338	769,523
	Element Fleet Management Corp.	194,983	2,231,771
	Emera, Inc.	32,616	1,521,261
	Empire Co., Ltd., Class A	34,684	1,138,990
	Enbridge, Inc.	54,246	2,138,368
	Enbridge, Inc.	34,206	1,346,006
	Endeavour Mining P.L.C.	73,086	1,740,454
	Enerflex, Ltd.	41,595	241,382
#*	Energy Fuels, Inc.	31,800	166,443
	Enerplus Corp.	82,000	510,693
	Enerplus Corp.	17,636	109,872
	Enghouse Systems, Ltd.	17,344	782,816
*	Ensign Energy Services, Inc.	81,720	118,558
*	Equinox Gold Corp.	9,629	66,990
	Equitable Group, Inc.	8,633	1,037,953
*	ERO Copper Corp.	12,906	259,754
	Evertz Technologies, Ltd.	8,165	93,326
	Exchange Income Corp.	8,657	285,814
	Exco Technologies, Ltd.	37,240	306,851
	Extendicare, Inc.	41,022	272,252
	Fairfax Financial Holdings, Ltd.	5,102	2,149,170
	Fiera Capital Corp., Class A	16,900	150,090
	Finning International, Inc.	79,964	2,067,681
	First National Financial Corp.	5,300	195,882
	First Quantum Minerals, Ltd.	136,578	2,925,101
	FirstService Corp.	7,595	1,412,366
	FirstService Corp.	2,400	447,028
	Fortis, Inc.	20,645	936,273
	Fortis, Inc.	7,283	330,211
#*	Fortuna Silver Mines, Inc.	68,299	324,634
	Franco-Nevada Corp.	3,701	591,827
*	Frontera Energy Corp.	8,419	51,623
#*	Galiano Gold, Inc.	70,680	69,683
*	Gamehost, Inc.	9,498	61,742
*	GDI Integrated Facility Services, Inc.	300	13,851
#*	Gear Energy, Ltd.	54,000	30,731
#	George Weston, Ltd.	20,810	2,158,062
#	Gibson Energy, Inc.	56,002	1,026,135
	Gildan Activewear, Inc.	14,296	492,843
	goeasy, Ltd.	8,267	1,133,101

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#*	GoGold Resources, Inc.	16,500	$39,279
*	Golden Star Resources, Ltd.	19,013	49,986
#*	GoldMoney, Inc.	16,200	36,877
#*	Gran Tierra Energy, Inc.	182,088	109,463
*	Great Canadian Gaming Corp.	22,100	784,731
	Great-West Lifeco, Inc.	27,911	839,836
*	Headwater Exploration, Inc.	6,928	21,879
*	Heroux-Devtek, Inc.	13,891	193,623
	High Liner Foods, Inc.	12,787	134,471
*	Home Capital Group, Inc., Class B	33,323	1,037,671
	Hudbay Minerals, Inc.	127,861	913,146
	Hydro One, Ltd.	22,700	560,404
#*	i-80 Gold Corp.	19,580	41,119
	iA Financial Corp., Inc.	39,001	2,157,622
#*	IAMGOLD Corp.	155,174	424,129
*	IAMGOLD Corp.	35,221	96,506
*	IBI Group, Inc.	7,300	60,794
	IGM Financial, Inc.	13,207	466,098
*	Imperial Metals Corp.	12,540	47,543
#	Imperial Oil, Ltd.	9,800	268,487
	Imperial Oil, Ltd.	24,351	666,730
	Information Services Corp.	5,400	122,448
#	Innergex Renewable Energy, Inc.	11,018	192,075
	Intact Financial Corp.	15,046	2,050,192
#	Inter Pipeline, Ltd.	90,778	1,453,787
	Interfor Corp.	33,168	680,322
#	Intertape Polymer Group, Inc.	43,244	962,557
#	Jamieson Wellness, Inc.	22,955	643,424
	K-Bro Linen, Inc.	1,229	42,743
#*	Kelt Exploration, Ltd.	63,747	173,215
#	Keyera Corp.	62,719	1,679,075
*	Kinaxis, Inc.	4,982	646,350
	Kinross Gold Corp.	261,711	1,713,834
	Kinross Gold Corp.	60,844	399,137
	Kirkland Lake Gold, Ltd.	80,828	3,456,376
	KP Tissue, Inc.	5,700	47,698
	Lassonde Industries, Inc., Class A	2,100	290,475
#	Laurentian Bank of Canada	17,574	597,257
	Leon's Furniture, Ltd.	14,700	273,239
	LifeWorks, Inc.	19,996	568,819
*	Lightstream Resources, Ltd.	52,634	0
#	Linamar Corp.	29,163	1,725,563
	Loblaw Cos., Ltd.	26,402	1,786,065
#*	Lucara Diamond Corp.	184,114	106,254
	Lundin Mining Corp.	356,811	3,251,796
	Magellan Aerospace Corp.	8,300	68,058
	Magna International, Inc.	80,312	6,733,436
	Magna International, Inc.	29,284	2,454,878
*	Mainstreet Equity Corp.	2,696	238,763
*	Major Drilling Group International, Inc.	42,212	290,977
*	Mandalay Resources Corp.	23,409	47,845
	Manulife Financial Corp.	17,741	342,989
	Manulife Financial Corp.	141,354	2,732,373
	Maple Leaf Foods, Inc.	28,273	559,976
	Martinrea International, Inc.	55,453	562,708
*	Mav Beauty Brands, Inc.	2,500	8,196
*	MDF Commerce, Inc.	3,302	26,467
	Medical Facilities Corp.	18,216	120,457
*	MEG Energy Corp.	121,877	777,606

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Melcor Developments, Ltd.	2,500	$25,269
*	Mercator Minerals, Ltd.	15,420	0
	Methanex Corp.	19,726	664,701
	Methanex Corp.	5,399	181,730
	Metro, Inc.	28,767	1,491,860
	Morguard Corp.	900	99,493
	MTY Food Group, Inc.	6,344	345,703
	Mullen Group, Ltd.	41,263	448,151
	National Bank of Canada	84,872	6,496,014
	Neo Performance Materials, Inc.	1,300	19,506
*	New Gold, Inc.	513,322	839,353
#	NFI Group, Inc.	27,295	592,675
	North American Construction Group, Ltd.	19,300	289,283
	North American Construction Group, Ltd.	1,018	15,250
#	North West Co., Inc. (The)	22,094	643,907
	Northland Power, Inc.	44,994	1,578,901
	Nutrien, Ltd.	52,548	3,121,341
*	NuVista Energy, Ltd.	75,369	211,439
*	OceanaGold Corp.	277,194	539,902
	Open Text Corp.	18,400	955,691
	Open Text Corp.	16,829	873,593
	Osisko Gold Royalties, Ltd.	26,471	360,908
	Pan American Silver Corp.	45,209	1,269,005
	Paramount Resources, Ltd., Class A	31,088	402,426
*	Parex Resources, Inc.	106,941	1,757,206
	Park Lawn Corp.	7,381	213,396
#	Parkland Corp.	42,944	1,366,869
	Pason Systems, Inc.	25,000	159,105
	Pembina Pipeline Corp.	2,244	74,186
	Pembina Pipeline Corp.	79,149	2,615,874
	Peyto Exploration & Development Corp.	86,454	501,012
	PHX Energy Services Corp.	18,919	62,477
	Pizza Pizza Royalty Corp.	10,074	92,536
	Polaris Infrastructure, Inc.	11,721	176,059
	Pollard Banknote, Ltd.	3,300	133,047
*	Precision Drilling Corp.	5,363	178,396
*	Precision Drilling Corp.	1,204	40,072
#	Premium Brands Holdings Corp., Class A	14,391	1,471,629
*	Pretium Resources, Inc.	7,794	72,718
*	Pretium Resources, Inc.	44,718	416,857
	Quarterhill, Inc.	76,668	146,257
	Quebecor, Inc., Class B	39,526	1,034,088
#*	Questerre Energy Corp., Class A	32,700	4,456
*	Recipe Unlimited Corp.	14,874	265,267
	Restaurant Brands International, Inc.	9,100	620,866
	Restaurant Brands International, Inc.	8,851	603,550
#*	RF Capital Group, Inc.	20,071	40,058
	Richelieu Hardware, Ltd.	29,641	1,033,729
	Ritchie Bros Auctioneers, Inc.	7,600	453,710
	Ritchie Bros Auctioneers, Inc.	19,812	1,183,371
	Rogers Communications, Inc., Class B	10,300	525,733
	Rogers Communications, Inc., Class B	24,565	1,253,552
#	Rogers Sugar, Inc.	44,731	209,385
#	Royal Bank of Canada	73,553	7,439,017
	Royal Bank of Canada	133,402	13,492,278
#	Russel Metals, Inc.	42,512	1,199,441
*	Sandstorm Gold, Ltd.	45,625	359,120
	Saputo, Inc.	17,716	511,202
#	Secure Energy Services, Inc.	78,191	264,479

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Shaw Communications, Inc., Class B	10,960	$320,121
	Shaw Communications, Inc., Class B	67,901	1,981,351
*	ShawCor, Ltd.	35,032	138,994
*	Shopify, Inc., Class A	800	1,199,944
	Sienna Senior Living, Inc.	15,909	202,879
*	Sierra Wireless, Inc.	7,200	139,025
*	Sierra Wireless, Inc.	11,505	222,507
#	Sleep Country Canada Holdings, Inc.	19,915	469,461
#	SNC-Lavalin Group, Inc.	28,842	767,517
*	Spin Master Corp.	5,400	207,023
	Sprott, Inc.	3,770	138,939
	SSR Mining, Inc.	82,541	1,343,709
	Stantec, Inc.	18,742	872,503
	Stantec, Inc.	8,147	378,754
	Stelco Holdings, Inc.	7,522	248,402
#	Stella-Jones, Inc.	25,720	933,267
*	Storm Resources, Ltd.	14,900	43,233
	Sun Life Financial, Inc.	809	42,136
	Sun Life Financial, Inc.	49,046	2,551,863
	Suncor Energy, Inc.	111,613	2,197,190
	Suncor Energy, Inc.	204,854	4,021,284
*	SunOpta, Inc.	7,675	80,588
*	SunOpta, Inc.	4,800	50,555
	Superior Plus Corp.	94,458	1,187,161
	Taiga Building Products, Ltd.	12,900	24,712
*	Tamarack Valley Energy, Ltd.	113,214	244,105
#*	Taseko Mines, Ltd.	134,013	240,613
	TC Energy Corp.	5,442	265,295
	TC Energy Corp.	60,480	2,947,190
	Teck Resources, Ltd., Class B	42,725	975,319
	Teck Resources, Ltd., Class B	99,698	2,277,102
	TECSYS, Inc.	298	12,488
	TELUS Corp.	49,328	1,095,607
*	TeraGo, Inc.	3,300	15,077
	TerraVest Industries, Inc.	100	1,602
	TFI International, Inc.	48,463	5,425,090
	Thomson Reuters Corp.	4,681	496,015
	Thomson Reuters Corp.	3,100	328,569
	Tidewater Midstream and Infrastructure, Ltd.	109,000	123,189
#*	Tilray, Inc.	13,632	199,164
	Timbercreek Financial Corp.	26,611	206,899
	TMX Group, Ltd.	3,992	438,397
*	Topicus.com, Inc.	2,349	176,981
*	Torex Gold Resources, Inc.	39,274	441,659
	Toromont Industries, Ltd.	20,559	1,737,364
	Toronto-Dominion Bank (The)	90,182	5,995,990
	Toronto-Dominion Bank (The)	9,606	638,319
*	Total Energy Services, Inc.	18,599	59,931
#	Tourmaline Oil Corp.	106,150	2,897,953
	TransAlta Corp.	33,238	346,340
	TransAlta Corp.	133,581	1,392,986
	TransAlta Renewables, Inc.	39,506	695,693
	Transcontinental, Inc., Class A	51,756	1,024,251
#*	Trican Well Service, Ltd.	109,914	230,823
*	Trisura Group, Ltd.	8,484	316,874
*	Turquoise Hill Resources, Ltd.	26,254	438,123
*	Uni-Select, Inc.	17,891	221,558
#*	Vermilion Energy, Inc.	13,653	98,166
*	Vermilion Energy, Inc.	61,564	442,645

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	VersaBank	4,000	$42,642
	Wajax Corp.	12,234	218,282
	Waste Connections, Inc.	4	507
	Waste Connections, Inc.	5,748	728,201
#*	Wesdome Gold Mines, Ltd.	124,514	1,259,512
	West Fraser Timber Co., Ltd.	27,619	1,981,093
	West Fraser Timber Co., Ltd.	2,369	169,804
#	Western Forest Products, Inc.	210,094	325,009
	Westshore Terminals Investment Corp.	24,894	429,799
	Wheaton Precious Metals Corp.	17,658	814,917
	Whitecap Resources, Inc.	268,399	1,228,407
#*	WildBrain, Ltd.	65,806	137,667
	Winpak, Ltd.	7,500	245,091
	WSP Global, Inc.	16,773	1,990,953
	Yamana Gold, Inc.	398,609	1,786,009
#*	Yangarra Resources, Ltd.	48,609	52,988
	Yellow Pages, Ltd.	9,936	114,205
TOTAL CANADA			317,096,644
CHILE — (0.1%)
	AES Gener SA	297,414	38,211
	Aguas Andinas SA, Class A	422,238	85,851
	Banco de Chile, ADR	8,263	150,721
	Banco de Credito e Inversiones SA	5,789	238,766
	Banco Santander Chile, ADR	6,102	119,233
	Besalco SA	159,422	56,720
	CAP SA	33,285	576,764
	Cencosud SA	275,862	500,335
	Cia Cervecerias Unidas SA	2,971	32,099
	Cia Sud Americana de Vapores SA	10,786,150	846,820
	Colbun SA	714,528	104,512
	Cristalerias de Chile SA	2,000	6,852
	Embotelladora Andina SA, ADR, Class B	4,903	69,721
	Empresa Nacional de Telecomunicaciones SA	75,858	364,953
	Empresas CMPC SA	150,589	325,433
	Empresas COPEC SA	17,140	147,937
*	Empresas Hites SA	40,531	7,127
#	Enel Americas SA, ADR	49,388	337,814
	Enel Americas SA	2,271,184	315,650
	Enel Chile SA, ADR	60,103	156,268
	Enel Chile SA	844,942	43,857
	Engie Energia Chile SA	97,172	76,046
	Falabella SA	25,508	99,157
	Forus SA	24,881	40,983
	Grupo Security SA	496,836	77,876
	Hortifrut SA	29,330	32,851
	Inversiones Aguas Metropolitanas SA	210,439	112,861
	Inversiones La Construccion SA	14,743	60,222
*	Itau CorpBanca Chile SA	31,981,234	81,251
*	Itau CorpBanca Chile SA, ADR	9,675	36,668
	Molibdenos y Metales SA	1,797	10,182
*	Multiexport Foods SA	175,108	64,604
*	Parque Arauco SA	110,687	140,168
	PAZ Corp. SA	30,769	16,235
	Plaza SA	7,638	10,920
*	Ripley Corp. SA	362,922	77,727
	Salfacorp SA	188,280	93,286
	Sigdo Koppers SA	85,947	74,068
	Sociedad Matriz SAAM SA	1,873,505	116,032

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	7,702	$365,845
	Socovesa SA	126,028	24,778
	SONDA SA	182,389	96,135
	Vina Concha y Toro SA	107,499	186,841
TOTAL CHILE			6,420,380
CHINA — (9.3%)
*	21Vianet Group, Inc., ADR	13,007	225,411
*	360 DigiTech, Inc., ADR	36,440	774,350
*	360 Security Technology, Inc., Class A	8,100	15,006
*	3SBio, Inc.	475,500	396,195
*	51job, Inc., ADR	5,450	392,509
	5I5J Holding Group Co., Ltd., Class A	37,000	20,611
	AAC Technologies Holdings, Inc.	340,500	2,043,718
	AAG Energy Holdings, Ltd.	472,000	66,824
	Accelink Technologies Co., Ltd., Class A	14,300	60,814
	Addsino Co., Ltd., Class A	13,800	42,115
	Advanced Technology & Materials Co., Ltd., Class A	31,400	48,486
	AECC Aero-Engine Control Co., Ltd., Class A	9,900	31,653
	AECC Aviation Power Co., Ltd., Class A	13,200	112,161
*	Aerospace Hi-Tech Holdings Grp, Ltd., Class A	12,600	16,475
	Agile Group Holdings, Ltd.	1,144,749	1,252,417
	Agricultural Bank of China, Ltd., Class H	5,361,000	1,787,750
*	Air China, Ltd., Class H	682,000	434,884
	Aisino Corp., Class A	34,500	64,332
	Ak Medical Holdings, Ltd.	176,000	217,842
	AKM Industrial Co., Ltd.	50,000	5,990
*	Alibaba Group Holding, Ltd., Sponsored ADR	43,175	8,427,328
*	Alibaba Group Holding, Ltd.	265,100	6,474,471
*	Alibaba Health Information Technology, Ltd.	62,000	96,634
#*	Alibaba Pictures Group, Ltd.	4,160,000	503,701
	A-Living Smart City Services Co., Ltd.	233,750	891,562
*	Alpha Group, Class A	20,500	17,068
*	Aluminum Corp. of China, Ltd., Class H	2,280,000	1,390,693
	Amoy Diagnostics Co., Ltd., Class A	1,000	12,762
	Angang Steel Co., Ltd., Class H	819,400	560,199
	Angel Yeast Co., Ltd., Class A	8,345	60,529
	Anhui Conch Cement Co., Ltd., Class H	398,500	1,905,986
	Anhui Construction Engineering Group Co., Ltd., Class A	33,000	19,487
	Anhui Expressway Co., Ltd., Class H	118,000	70,522
	Anhui Genuine New Materials Co., Ltd., Class A	3,900	15,808
	Anhui Guangxin Agrochemical Co., Ltd., Class A	8,300	36,301
	Anhui Gujing Distillery Co., Ltd., Class A	1,800	51,989
	Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd., Class A	27,100	27,245
	Anhui Jianghuai Automobile Group Corp., Ltd., Class A	15,600	43,006
	Anhui Jiangnan Chemical Industry Co., Ltd., Class A	30,240	23,919
	Anhui Jinhe Industrial Co., Ltd., Class A	8,400	38,457
	Anhui Korrun Co., Ltd., Class A	4,500	11,607
	Anhui Kouzi Distillery Co., Ltd., Class A	12,890	109,870
	Anhui Truchum Advanced Materials & Technology Co., Ltd., Class A	23,200	34,563
	Anhui Xinhua Media Co., Ltd., Class A	30,800	20,538
	Anhui Yingjia Distillery Co., Ltd., Class A	7,000	39,107
	Anhui Zhongding Sealing Parts Co., Ltd., Class A	26,100	59,356
	Animal Health Holdings, Inc.	47,000	567
	ANTA Sports Products, Ltd.	235,000	5,116,267
#*	Anton Oilfield Services Group	1,118,000	63,961
	Aoshikang Technology Co., Ltd., Class A	2,100	34,120
*	Aowei Holdings, Ltd.	59,000	6,036
	Apeloa Pharmaceutical Co., Ltd., Class A	12,400	53,101

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	APT Satellite Holdings, Ltd.	186,250	$55,405
	Asia Cement China Holdings Corp.	301,000	204,754
	AsiaInfo Technologies, Ltd.	111,200	166,290
	Asymchem Laboratories Tianjin Co., Ltd., Class A	600	37,016
	Ausnutria Dairy Corp., Ltd.	313,000	296,560
	Autobio Diagnostics Co., Ltd., Class A	1,300	12,447
	AVIC Electromechanical Systems Co., Ltd., Class A	25,300	38,845
	AVIC Industry-Finance Holdings Co., Ltd., Class A	115,600	69,343
	AviChina Industry & Technology Co., Ltd., Class H	828,000	620,732
	AVICOPTER P.L.C., Class A	6,000	47,448
*	BAIC BluePark New Energy Technology Co., Ltd., Class A	45,600	85,586
	BAIC Motor Corp., Ltd., Class H	1,236,000	441,251
*	Baidu, Inc., Sponsored ADR	33,222	5,448,740
	Bank of Beijing Co., Ltd., Class A	170,600	113,399
	Bank of Changsha Co., Ltd., Class A	47,600	57,848
	Bank of Chengdu Co., Ltd., Class A	41,900	70,226
	Bank of China, Ltd., Class H	7,966,800	2,768,385
	Bank of Chongqing Co., Ltd., Class H	341,500	202,518
	Bank of Communications Co., Ltd., Class H	1,151,695	666,198
	Bank of Hangzhou Co., Ltd., Class A	60,080	112,754
	Bank of Jiangsu Co., Ltd., Class A	160,420	155,611
	Bank of Nanjing Co., Ltd., Class A	292,060	395,209
	Bank of Ningbo Co., Ltd., Class A	84,719	425,706
	Bank of Shanghai Co., Ltd., Class A	87,540	97,020
*	Bank of Zhengzhou Co., Ltd., Class H	83,600	19,377
	Baoshan Iron & Steel Co., Ltd., Class A	137,000	167,966
	Baosheng Science and Technology Innovation Co., Ltd., Class A	28,800	17,894
*	Baoye Group Co., Ltd., Class H	87,040	43,794
*	Baozun, Inc., Sponsored ADR	4,280	105,802
*	Baozun, Inc., Class A	14,600	121,668
	BBMG Corp., Class H	1,269,000	223,804
	Befar Group Co., Ltd., Class A	19,500	24,158
	Beibuwan Port Co., Ltd., Class A	13,400	15,957
*	BeiGene, Ltd.	3,500	82,672
	Beijing Aosaikang Pharmaceutical Co., Ltd., Class A	15,300	28,833
	Beijing Capital Development Co., Ltd., Class A	43,200	31,888
	Beijing Capital Eco-Environment Protection Group Co., Ltd., Class A	166,790	81,983
*	Beijing Capital International Airport Co., Ltd., Class H	1,044,000	600,012
*	Beijing Capital Land, Ltd., Class H	601,000	188,956
#*	Beijing Chunlizhengda Medical Instruments Co., Ltd., Class H	34,250	92,248
	Beijing Dabeinong Technology Group Co., Ltd., Class A	28,300	34,770
	Beijing Easpring Material Technology Co., Ltd., Class A	1,800	18,679
	Beijing E-Hualu Information Technology Co., Ltd., Class A	13,200	54,082
*	Beijing Energy International Holding Co., Ltd.	1,408,000	46,168
	Beijing Enlight Media Co., Ltd., Class A	10,700	14,777
*	Beijing Enterprises Clean Energy Group, Ltd.	10,500,000	124,229
	Beijing Enterprises Holdings, Ltd.	192,500	598,776
	Beijing Enterprises Water Group, Ltd.	1,905,000	699,280
*	Beijing Gas Blue Sky Holdings, Ltd.	2,080,000	23,286
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	12,090	27,992
*	Beijing Jetsen Technology Co., Ltd., Class A	60,300	39,203
	Beijing Jingneng Clean Energy Co., Ltd., Class H	400,000	96,384
	Beijing Konruns Pharmaceutical Co., Ltd., Class A	3,600	17,748
	Beijing New Building Materials P.L.C., Class A	25,200	127,056
	Beijing North Star Co., Ltd., Class H	300,000	50,583
*	Beijing Orient Landscape & Environment Co., Ltd., Class A	54,800	23,361
*	Beijing Orient National Communication Science & Technology Co., Ltd., Class A	18,400	30,553
	Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	18,450	145,808

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing Originwater Technology Co., Ltd., Class A	49,900	$53,479
*	Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A	63,200	56,635
	Beijing Shiji Information Technology Co., Ltd., Class A	5,880	18,419
*	Beijing Shougang Co., Ltd., Class A	19,100	20,936
	Beijing Shunxin Agriculture Co., Ltd., Class A	2,800	13,531
	Beijing Sinnet Technology Co., Ltd., Class A	26,700	66,947
	Beijing SL Pharmaceutical Co., Ltd., Class A	20,500	29,458
	Beijing SPC Environment Protection Tech Co., Ltd., Class A	24,700	18,428
	Beijing Strong Biotechnologies, Inc., Class A	4,600	13,492
	Beijing SuperMap Software Co., Ltd., Class A	6,865	28,949
	Beijing Thunisoft Corp., Ltd., Class A	6,700	18,214
	Beijing Tiantan Biological Products Corp., Ltd., Class A	3,600	20,634
	Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	123,000	174,058
	Beijing Tongrentang Co., Ltd., Class A	14,900	79,083
*	Beijing Ultrapower Software Co., Ltd., Class A	28,900	20,404
*	Beijing UniStrong Science & Technology Co., Ltd., Class A	8,900	9,450
	Beijing Urban Construction Design & Development Group Co., Ltd., Class H	80,000	19,261
	Beijing Yanjing Brewery Co., Ltd., Class A	55,538	53,769
	Beijing Zhong Ke San Huan High-Tech Co., Ltd., Class A	29,000	54,266
	Best Pacific International Holdings, Ltd.	186,000	54,905
	Bestsun Energy Co., Ltd., Class A	27,800	19,441
	Betta Pharmaceuticals Co., Ltd., Class A	1,300	16,652
	Better Life Commercial Chain Share Co., Ltd., Class A	25,500	26,409
	BGI Genomics Co., Ltd., Class A	2,900	50,555
	Biem.L.Fdlkk Garment Co., Ltd., Class A	9,400	34,512
	Binhai Investment Co., Ltd.	90,000	20,083
	Blue Sail Medical Co., Ltd., Class A	29,000	92,740
*	Bluedon Information Security Technology Co., Ltd., Class A	23,400	17,121
	Bluefocus Intelligent Communications Group Co., Ltd., Class A	74,500	63,487
	BOE Technology Group Co., Ltd., Class A	242,500	216,135
*	Bohai Leasing Co., Ltd., Class A	179,000	70,172
	Bosideng International Holdings, Ltd.	1,334,000	835,240
	Bright Dairy & Food Co., Ltd., Class A	27,592	55,590
	Bright Real Estate Group Co., Ltd., Class A	49,100	16,895
	Brilliance China Automotive Holdings, Ltd.	1,194,000	841,208
	B-Soft Co., Ltd., Class A	6,370	7,706
*	BTG Hotels Group Co., Ltd., Class A	19,731	56,971
	BYD Co., Ltd., Class H	189,500	5,857,147
	BYD Electronic International Co., Ltd.	531,000	2,697,563
	By-health Co., Ltd., Class A	22,100	94,043
	C&S Paper Co., Ltd., Class A	20,500	62,315
*	C.banner International Holdings, Ltd.	94,000	4,164
#*	CA Cultural Technology Group, Ltd.	315,000	118,595
	Cabbeen Fashion, Ltd.	155,000	78,047
	Caitong Securities Co., Ltd., Class A	20,600	31,096
	Camel Group Co., Ltd., Class A	18,300	39,729
#	Canvest Environmental Protection Group Co., Ltd.	218,000	113,662
*	Capital Environment Holdings, Ltd.	2,440,000	55,950
	Carrianna Group Holdings Co., Ltd.	238,000	25,717
	CECEP Solar Energy Co., Ltd., Class A	60,700	66,049
*	CECEP Techand Ecology & Environment Co., Ltd., Class A	65,000	28,127
	CECEP Wind-Power Corp., Class A	98,700	64,111
*	Central China Management Co., Ltd.	370,696	92,064
	Central China Real Estate, Ltd.	370,696	82,653
	Central China Securities Co., Ltd., Class H	218,000	39,856
	CETC Digital Technology Co., Ltd., Class A	9,700	36,003
	CGN New Energy Holdings Co., Ltd.	890,000	343,851
	CGN Nuclear Technology Development Co., Ltd., Class A	15,700	22,773

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CGN Power Co., Ltd., Class H	1,036,000	$223,939
	Chacha Food Co., Ltd., Class A	7,400	43,255
	Changchun Faway Automobile Components Co., Ltd., Class A	10,400	14,341
	Changjiang Securities Co., Ltd., Class A	43,006	46,011
	Changzhou Xingyu Automotive Lighting Systems Co., Ltd., Class A	2,100	67,134
	Chaowei Power Holdings, Ltd.	262,000	129,878
	Chaozhou Three-Circle Group Co., Ltd., Class A	5,200	37,518
	Chengdu Fusen Noble-House Industrial Co., Ltd., Class A	9,500	17,601
	Chengdu Hongqi Chain Co., Ltd., Class A	17,300	12,181
	Chengdu Jiafaantai Education Technology Co., Ltd., Class A	7,100	12,864
	China Aerospace International Holdings, Ltd.	848,000	69,869
	China Aoyuan Group, Ltd.	779,000	498,189
	China Baoan Group Co., Ltd., Class A	32,400	106,952
#*	China Boton Group Co., Ltd.	146,000	74,063
	China CAMC Engineering Co., Ltd., Class A	34,400	33,321
	China Cinda Asset Management Co., Ltd., Class H	2,879,000	489,026
	China CITIC Bank Corp., Ltd., Class H	1,658,000	741,995
	China Coal Energy Co., Ltd., Class H	727,000	437,163
	China Common Rich Renewable Energy Investments, Ltd.	710,000	85,653
	China Communications Services Corp., Ltd., Class H	938,000	402,401
	China Conch Venture Holdings, Ltd.	431,000	1,571,365
	China Construction Bank Corp., Class H	15,672,200	10,916,367
	China CSSC Holdings, Ltd., Class A	7,500	17,229
*	China CYTS Tours Holding Co., Ltd., Class A	11,700	16,888
	China Datang Corp. Renewable Power Co., Ltd., Class H	954,000	288,597
*	China Daye Non-Ferrous Metals Mining, Ltd.	3,026,163	48,911
	China Development Bank Financial Leasing Co., Ltd., Class H	372,000	51,278
*	China Dili Group	715,600	186,775
	China East Education Holdings, Ltd.	74,000	86,538
	China Eastern Airlines Corp., Ltd., ADR	2,373	43,972
*	China Eastern Airlines Corp., Ltd., Class H	674,000	246,136
	China Education Group Holdings, Ltd.	156,000	282,882
*	China Electronics Huada Technology Co., Ltd.	256,000	29,675
	China Electronics Optics Valley Union Holding Co., Ltd.	664,000	40,074
	China Energy Engineering Corp., Ltd., Class H	892,000	83,708
	China Everbright Bank Co., Ltd., Class H	919,000	313,282
	China Everbright Environment Group, Ltd.	939,074	509,307
#	China Everbright Greentech, Ltd.	447,000	153,657
	China Everbright Water, Ltd.	129,348	23,023
#	China Evergrande Group	1,051,000	711,084
#*	China Evergrande New Energy Vehicle Group, Ltd.	6,500	10,498
	China Express Airlines Co., Ltd., Class A	10,800	17,183
	China Film Co., Ltd., Class A	22,700	40,429
*	China Financial Services Holdings, Ltd.	17,700	2,904
	China Foods, Ltd.	570,000	184,524
*	China Fordoo Holdings, Ltd.	131,000	9,767
*	China Fortune Land Development Co., Ltd., Class A	125,460	84,302
	China Galaxy Securities Co., Ltd., Class H	1,023,500	534,771
	China Gas Holdings, Ltd.	911,200	2,805,391
	China Gezhouba Group Co., Ltd., Class A	99,400	127,847
*	China Glass Holdings, Ltd.	262,000	114,417
	China Grand Pharmaceutical and Healthcare Holdings, Ltd., Class A	709,000	563,991
	China Great Wall Securities Co., Ltd., Class A	10,800	15,471
	China Greatwall Technology Group Co., Ltd., Class A	18,200	45,013
*	China Greenland Broad Greenstate Group Co., Ltd.	356,000	14,199
	China Hanking Holdings, Ltd.	346,000	61,541
	China Harmony Auto Holding, Ltd.	380,000	177,382
*	China High Precision Automation Group, Ltd.	127,000	3,738
*	China High Speed Railway Technology Co., Ltd., Class A	47,100	14,897

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	China High Speed Transmission Equipment Group Co., Ltd.	195,000	$121,176
	China Hongqiao Group, Ltd.	1,290,500	1,710,999
*	China Index Holdings, Ltd., ADR	2,931	4,954
	China International Capital Corp., Ltd., Class H	356,800	821,896
	China International Marine Containers Group Co., Ltd., Class H	291,820	586,139
	China Isotope & Radiation Corp.	3,200	11,466
	China Jinmao Holdings Group, Ltd.	1,786,000	498,771
	China Jushi Co., Ltd., Class A	41,490	96,367
#	China Kepei Education Group, Ltd.	202,000	115,867
	China Kings Resources Group Co., Ltd., Class A	7,272	32,011
	China Lesso Group Holdings, Ltd.	744,000	1,553,549
#	China Life Insurance Co., Ltd., ADR	3,332	27,789
	China Life Insurance Co., Ltd., Class H	522,000	870,041
	China Lilang, Ltd.	323,000	201,858
*	China Literature, Ltd.	11,800	109,504
*	China Logistics Property Holdings Co., Ltd.	193,000	82,074
	China Longyuan Power Group Corp., Ltd., Class H	742,000	1,389,518
*	China Lumena New Materials Corp.	18,800	0
#*	China Maple Leaf Educational Systems, Ltd.	542,000	110,343
	China Medical System Holdings, Ltd.	832,000	1,689,629
	China Meheco Co., Ltd., Class A	23,500	39,677
	China Meidong Auto Holdings, Ltd.	250,000	1,349,440
	China Mengniu Dairy Co., Ltd.	609,000	3,306,512
	China Merchants Bank Co., Ltd., Class H	800,701	6,091,375
	China Merchants Energy Shipping Co., Ltd., Class A	60,600	35,442
	China Merchants Land, Ltd.	614,000	79,855
	China Merchants Port Holdings Co., Ltd.	328,000	457,028
	China Merchants Securities Co., Ltd., Class H	17,160	23,385
	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	25,600	37,165
*	China Metal Recycling Holdings, Ltd.	89,400	0
	China Minmetals Rare Earth Co., Ltd., Class A	10,200	59,624
#	China Minsheng Banking Corp., Ltd., Class H	1,159,620	471,744
#	China Modern Dairy Holdings, Ltd.	1,872,000	337,980
	China Molybdenum Co., Ltd., Class H	1,170,000	856,370
	China National Accord Medicines Corp., Ltd., Class A	8,000	43,301
	China National Building Material Co., Ltd., Class H	2,209,400	2,393,004
	China National Medicines Corp., Ltd., Class A	19,200	90,389
	China National Nuclear Power Co., Ltd., Class A	277,424	206,659
	China New Higher Education Group, Ltd.	461,000	240,455
*	China Nonferrous Metal Industry's Foreign Engineering and Construction Co., Ltd., Class A	29,500	27,623
	China Northern Rare Earth Group High-Tech Co., Ltd., Class A	23,600	175,637
*	China Oceanwide Holdings, Ltd.	964,000	20,252
*	China Oil & Gas Group, Ltd.	1,984,000	105,921
	China Oilfield Services, Ltd., Class H	1,140,000	828,662
	China Overseas Grand Oceans Group, Ltd.	1,134,375	653,322
	China Overseas Land & Investment, Ltd.	1,438,827	3,015,700
	China Overseas Property Holdings, Ltd.	749,275	702,289
	China Pacific Insurance Group Co., Ltd., Class H	841,800	2,370,527
	China Petroleum & Chemical Corp., ADR	11,058	505,549
	China Petroleum & Chemical Corp., Class H	4,419,400	2,020,861
#	China Power International Development, Ltd.	837,333	191,696
*	China Properties Group, Ltd.	173,000	6,929
	China Publishing & Media Co., Ltd., Class A	26,400	21,629
	China Railway Group, Ltd., Class H	1,560,000	723,294
	China Railway Signal & Communication Corp., Ltd., Class H	476,000	170,265
	China Railway Tielong Container Logistics Co., Ltd., Class A	26,900	19,187
	China Reinsurance Group Corp., Class H	1,761,000	170,053
	China Renaissance Holdings, Ltd.	106,100	240,408

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Resources Beer Holdings Co., Ltd.	178,962	$1,341,894
	China Resources Cement Holdings, Ltd.	1,564,610	1,292,587
	China Resources Double Crane Pharmaceutical Co., Ltd., Class A	28,500	49,122
	China Resources Gas Group, Ltd.	466,000	2,872,778
	China Resources Land, Ltd.	966,444	3,229,718
	China Resources Medical Holdings Co., Ltd.	378,500	351,288
	China Resources Pharmaceutical Group, Ltd.	631,500	338,240
	China Resources Power Holdings Co., Ltd.	482,678	832,111
	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	19,900	73,562
	China Sanjiang Fine Chemicals Co., Ltd.	473,000	181,131
	China SCE Group Holdings, Ltd.	1,251,600	436,830
	China Science Publishing & Media, Ltd., Class A	12,500	15,280
*	China Shanshui Cement Group, Ltd.	195,000	58,340
*	China Shengmu Organic Milk, Ltd.	1,157,000	93,900
	China Shenhua Energy Co., Ltd., Class H	1,021,616	1,933,123
*	China Silver Group, Ltd.	460,000	37,181
	China South City Holdings, Ltd.	2,254,000	214,819
	China South Publishing & Media Group Co., Ltd., Class A	39,400	50,705
*	China Southern Airlines Co., Ltd., Sponsored ADR	3,231	85,686
*	China Southern Airlines Co., Ltd., Class H	844,000	443,870
	China State Construction Engineering Corp., Ltd., Class A	276,000	190,895
*	China Sunshine Paper Holdings Co., Ltd.	298,000	63,363
	China Suntien Green Energy Corp., Ltd., Class H	587,000	304,291
	China Taiping Insurance Holdings Co., Ltd.	1,040,106	1,461,094
#	China Tian Lun Gas Holdings, Ltd.	106,000	108,682
#*	China Tianrui Group Cement Co., Ltd.	53,000	39,966
*	China Tianying, Inc., Class A	55,900	36,190
	China Tourism Group Duty Free Corp., Ltd., Class A	7,133	266,786
	China Tower Corp., Ltd., Class H	6,560,000	870,241
	China Traditional Chinese Medicine Holdings Co., Ltd.	1,150,000	718,662
	China TransInfo Technology Co., Ltd., Class A	26,000	62,175
*	China Travel International Investment Hong Kong, Ltd.	750,000	107,933
	China Vanke Co., Ltd., Class H	572,400	1,491,133
#	China Vast Industrial Urban Development Co., Ltd.	218,000	79,617
#	China Water Affairs Group, Ltd.	310,000	233,634
	China West Construction Group Co., Ltd., Class A	26,400	32,100
*	China Wood Optimization Holding, Ltd.	88,000	7,644
	China World Trade Center Co., Ltd., Class A	5,400	12,762
	China Xinhua Education Group, Ltd.	65,000	15,220
	China XLX Fertiliser, Ltd.	247,000	131,913
	China Yangtze Power Co., Ltd., Class A	60,500	178,183
	China Yongda Automobiles Services Holdings, Ltd.	563,000	1,051,249
	China Yuhua Education Corp., Ltd.	798,000	494,641
*	China ZhengTong Auto Services Holdings, Ltd.	267,000	42,029
	China Zhenhua Group Science & Technology Co., Ltd., Class A	6,300	80,237
*	China Zhongwang Holdings, Ltd.	878,400	176,607
	Chinasoft International, Ltd.	1,160,000	2,079,902
*	Chongqing Brewery Co., Ltd., Class A	2,700	64,769
	Chongqing Changan Automobile Co., Ltd., Class A	57,120	163,195
	Chongqing Department Store Co., Ltd., Class A	9,400	38,323
	Chongqing Fuling Electric Power Industrial Co., Ltd., Class A	11,340	25,224
*	Chongqing Fuling Zhacai Group Co., Ltd., Class A	10,200	48,022
	Chongqing Machinery & Electric Co., Ltd., Class H	633,925	40,447
	Chongqing Rural Commercial Bank Co., Ltd., Class H	1,181,000	440,789
	Chongqing Zongshen Power Machinery Co., Ltd., Class A	17,300	19,523
	Chow Tai Seng Jewellery Co., Ltd., Class A	16,950	48,225
	CIFI Holdings Group Co., Ltd.	1,571,085	947,496
	CIMC Enric Holdings, Ltd.	432,000	418,138
*	Cinda Real Estate Co., Ltd., Class A	62,200	30,751

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Cisen Pharmaceutical Co., Ltd., Class A	8,300	$16,512
*	CITIC Guoan Information Industry Co., Ltd., Class A	78,300	25,868
*	CITIC Resources Holdings, Ltd.	1,040,000	57,492
	CITIC Securities Co., Ltd., Class H	205,500	457,644
	CITIC, Ltd.	1,394,000	1,505,645
*	Citychamp Watch & Jewellery Group, Ltd.	438,000	82,329
	CMST Development Co., Ltd., Class A	56,600	45,988
	CNHTC Jinan Truck Co., Ltd., Class A	11,600	41,511
	CNNC Hua Yuan Titanium Dioxide Co., Ltd., Class A	25,400	67,807
	COFCO Biotechnology Co., Ltd., Class A	50,300	66,733
	COFCO Joycome Foods, Ltd.	318,000	92,551
#*	Cogobuy Group	246,000	74,205
#	Colour Life Services Group Co., Ltd.	227,247	73,509
#	Comba Telecom Systems Holdings, Ltd.	408,000	95,135
	Concord New Energy Group, Ltd.	3,760,000	276,069
	Consun Pharmaceutical Group, Ltd.	296,000	174,715
	Contemporary Amperex Technology Co., Ltd., Class A	4,064	348,772
#*	Continental Aerospace Technologies Holding, Ltd.	1,307,948	23,225
*	Coolpad Group, Ltd.	1,295,400	45,026
	COSCO SHIPPING Development Co., Ltd., Class H	2,099,000	392,145
	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	441,752	166,537
#*	COSCO SHIPPING Holdings Co., Ltd., Class H	1,206,400	1,819,867
*	Cosmo Lady China Holdings Co., Ltd.	295,000	37,677
	Country Garden Holdings Co., Ltd.	2,639,875	2,580,795
	Country Garden Services Holdings Co., Ltd.	315,550	2,562,231
	CP Pokphand Co., Ltd.	4,180,000	425,003
	CPMC Holdings, Ltd.	247,000	140,026
*	CQ Pharmaceutical Holding Co., Ltd., Class A	25,500	19,654
	CSC Financial Co., Ltd., Class H	84,500	83,438
	CSG Holding Co., Ltd., Class A	44,200	66,568
	CSPC Pharmaceutical Group, Ltd.	2,838,080	3,830,950
	CSSC Science & Technology Co., Ltd., Class A	10,800	18,226
*	CT Environmental Group, Ltd.	1,368,000	11,231
	CTS International Logistics Corp., Ltd., Class A	23,000	46,106
	D&O Home Collection Co., Ltd., Class A	7,100	14,579
	Da Ming International Holdings, Ltd.	8,000	3,340
	Daan Gene Co., Ltd., Class A	13,280	45,023
#	DaFa Properties Group, Ltd.	32,000	25,276
	Dali Foods Group Co., Ltd.	923,500	500,334
	Dalian Bio-Chem Co., Ltd., Class A	4,000	7,880
	Dalian Huarui Heavy Industry Group Co., Ltd., Class A	32,100	17,670
	Daqin Railway Co., Ltd., Class A	123,500	112,508
	Dare Power Dekor Home Co., Ltd., Class A	14,700	27,105
	Dashang Co., Ltd., Class A	5,309	15,445
	DaShenLin Pharmaceutical Group Co., Ltd., Class A	4,680	30,805
	Datang International Power Generation Co., Ltd., Class H	718,000	109,900
	Dawnrays Pharmaceutical Holdings, Ltd.	450,000	102,964
	Dazzle Fashion Co., Ltd., Class A	6,800	22,797
	DBG Technology Co., Ltd., Class A	13,300	25,756
	Deppon Logistics Co., Ltd., Class A	5,900	8,969
#	Dexin China Holdings Co., Ltd.	27,000	10,077
	DHC Software Co., Ltd., Class A	34,500	38,066
	Dian Diagnostics Group Co., Ltd., Class A	11,600	63,627
#	Differ Group Holding Co., Ltd.	1,614,000	510,585
	Digital China Group Co., Ltd., Class A	15,900	46,278
	Digital China Information Service Co., Ltd., Class A	16,600	33,439
*	Do-Fluoride New Materials Co., Ltd., Class A	11,400	87,546
	Dong-E-E-Jiao Co., Ltd., Class A	9,500	44,934
	Dongfang Electronics Co., Ltd., Class A	16,619	11,900

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Dongfeng Motor Group Co., Ltd., Class H	1,060,000	$940,316
	Dongjiang Environmental Co., Ltd., Class H	100,200	52,933
	Dongxing Securities Co., Ltd., Class A	34,442	55,021
	Dongyue Group, Ltd.	960,000	2,015,879
*	DouYu International Holdings, Ltd., ADR	4,932	19,876
	Dynagreen Environmental Protection Group Co., Ltd., Class H	232,000	102,477
	East Money Information Co., Ltd., Class A	12,360	59,611
*	Easy Visible Supply Chain Management Co., Ltd., Class A	21,300	8,344
*	E-Commodities Holdings, Ltd.	828,000	41,613
	Electric Connector Technology Co., Ltd., Class A	5,100	28,015
	Elion Energy Co., Ltd., Class A	39,100	21,470
	ENN Energy Holdings, Ltd.	118,600	2,474,979
	ENN Natural Gas Co., Ltd., Class A	29,800	81,045
#	Essex Bio-technology, Ltd.	140,000	120,330
	Eternal Asia Supply Chain Management, Ltd., Class A	44,100	37,203
	Ev Dynamics Holdings, Ltd.	590,000	10,249
*	EVA Precision Industrial Holdings, Ltd.	396,000	49,034
	Eve Energy Co., Ltd., Class A	3,290	57,677
*	Everbright Jiabao Co., Ltd., Class A	36,000	14,742
	Everbright Securities Co., Ltd., Class H	69,000	53,241
	Fangda Carbon New Material Co., Ltd., Class A	83,900	114,470
	Fangda Special Steel Technology Co., Ltd., Class A	54,700	64,927
	Fanhua, Inc., Sponsored ADR	2,710	36,829
#	Fantasia Holdings Group Co., Ltd.	810,000	75,103
	Far East Horizon, Ltd.	1,241,000	1,320,811
	FAW Jiefang Group Co., Ltd.	13,900	23,777
	Fiberhome Telecommunication Technologies Co., Ltd., Class A	15,888	48,986
*	FIH Mobile, Ltd.	1,550,000	211,787
	Financial Street Holdings Co., Ltd., Class A	56,100	49,293
	FinVolution Group, ADR	17,392	113,570
*	First Capital Securities Co., Ltd., Class A	13,400	12,956
#	Flat Glass Group Co., Ltd., Class H	66,000	295,149
	Focus Media Information Technology Co., Ltd., Class A	34,900	40,709
	Focused Photonics Hangzhou, Inc., Class A	8,945	15,459
	Foshan Haitian Flavouring & Food Co., Ltd., Class A	2,860	50,861
	Foshan Nationstar Optoelectronics Co., Ltd., Class A	11,300	19,369
	Fosun International, Ltd.	702,392	929,842
*	Founder Securities Co., Ltd., Class A	103,100	140,596
	FriendTimes, Inc.	236,000	62,400
	Fu Shou Yuan International Group, Ltd.	601,000	573,540
	Fuan Pharmaceutical Group Co., Ltd., Class A	21,600	14,108
	Fufeng Group, Ltd.	944,600	302,711
*	Fuguiniao Co., Ltd.	53,000	0
	Fujian Longking Co., Ltd., Class A	28,300	37,063
	Fujian Longma Environmental Sanitation Equipment Co., Ltd., Class A	5,400	11,695
	Fujian Star-net Communication Co., Ltd., Class A	10,400	44,834
	Fujian Sunner Development Co., Ltd., Class A	29,600	85,582
*	Fullshare Holdings, Ltd.	2,447,500	32,995
#*	Futu Holdings, Ltd., ADR	3,299	338,016
	Fuyao Glass Industry Group Co., Ltd., Class H	268,000	1,706,227
	Gansu Qilianshan Cement Group Co., Ltd., Class A	14,500	21,660
	Gansu Shangfeng Cement Co., Ltd., Class A	15,700	37,905
	G-bits Network Technology Xiamen Co., Ltd., Class A	1,000	68,407
*	GCL New Energy Holdings, Ltd.	2,012,000	96,236
*	GCL-Poly Energy Holdings, Ltd.	6,857,000	1,310,314
	GD Power Development Co., Ltd., Class A	73,200	25,998
*	GDS Holdings, Ltd., ADR	1,566	92,331
*	GDS Holdings, Ltd., Class A	1,600	11,863
	Geely Automobile Holdings, Ltd.	2,005,000	6,725,547

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	GEM Co., Ltd., Class A	86,200	$160,050
	Gemdale Corp., Class A	59,304	77,028
	Gemdale Properties & Investment Corp., Ltd.	4,256,000	459,940
	Genertec Universal Medical Group Co., Ltd.	474,000	392,440
*	Genimous Technology Co., Ltd., Class A	37,100	30,856
	Getein Biotech, Inc., Class A	5,040	14,870
	GF Securities Co., Ltd., Class H	327,600	465,473
	Giant Network Group Co., Ltd., Class A	7,800	13,164
	Gigadevice Semiconductor Beijing, Inc., Class A	1,120	40,018
*	Global Top E-Commerce Co., Ltd., Class A	41,100	14,306
*	Glorious Property Holdings, Ltd.	1,665,000	44,391
*	Glory Sun Land Group, Ltd.	227,000	7,226
	GoerTek, Inc., Class A	35,600	210,881
	Goldcard Smart Group Co., Ltd.	6,400	11,852
	Golden Eagle Retail Group, Ltd.	273,000	240,449
	GoldenHome Living Co., Ltd., Class A	3,500	18,372
	Goldenmax International Technology, Ltd., Class A	9,700	24,715
	Goldlion Holdings, Ltd.	162,000	36,655
*	GOME Retail Holdings, Ltd.	3,285,060	358,952
*	Gosuncn Technology Group Co., Ltd., Class A	27,521	20,686
*	Gotion High-tech Co., Ltd., Class A	17,400	147,750
*	Grand Baoxin Auto Group, Ltd.	439,881	65,649
*	Grandjoy Holdings Group Co., Ltd., Class A	86,800	43,491
	Great Wall Motor Co., Ltd., Class H	605,500	2,925,508
	Greattown Holdings, Ltd., Class A	62,300	32,945
	Greatview Aseptic Packaging Co., Ltd.	543,000	230,660
	Gree Electric Appliances, Inc., Class A	30,870	227,196
*	Gree Real Estate Co., Ltd., Class A	25,000	28,965
	Greenland Holdings Corp., Ltd., Class A	83,790	56,132
	Greenland Hong Kong Holdings, Ltd.	589,000	144,226
	Greentown China Holdings, Ltd.	499,500	551,699
	Greentown Service Group Co., Ltd.	592,000	644,464
	GRG Banking Equipment Co., Ltd., Class A	15,800	25,575
	Grinm Advanced Materials Co., Ltd., Class A	12,000	30,880
*	Guangdong Dongfang Precision Science & Technology Co., Ltd., Class A	31,000	24,082
	Guangdong Ellington Electronics Technology Co., Ltd., Class A	13,100	15,332
	Guangdong Haid Group Co., Ltd., Class A	15,000	146,112
*	Guangdong HEC Technology Holding Co., Ltd., Class A	76,200	62,380
	Guangdong Hongda Blasting Co., Ltd., Class A	2,400	11,650
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	22,500	20,057
	Guangdong Investment, Ltd.	546,000	764,008
*	Guangdong Shenglu Telecommunication Tech Co., Ltd., Class A	20,600	21,424
	Guangdong Shirongzhaoye Co., Ltd., Class A	20,900	19,281
	Guangdong Tapai Group Co., Ltd., Class A	29,000	42,175
	Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class A	10,400	33,668
	Guangdong Zhongsheng Pharmaceutical Co., Ltd., Class A	9,900	13,581
*	Guanghui Energy Co., Ltd., Class A	221,730	138,289
	Guangshen Railway Co., Ltd., Sponsored ADR	6,099	52,329
*	Guangshen Railway Co., Ltd., Class H	442,000	76,327
	Guangxi Liugong Machinery Co., Ltd., Class A	31,800	36,041
	Guangxi Liuzhou Pharmaceutical Co., Ltd., Class A	5,825	18,049
	Guangxi Wuzhou Zhongheng Group Co., Ltd., Class A	89,833	45,265
	Guangzhou Automobile Group Co., Ltd., Class H	804,000	696,888
	Guangzhou Baiyun International Airport Co., Ltd., Class A	48,400	65,748
	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	48,000	129,780
	Guangzhou Haige Communications Group, Inc. Co., Class A	20,858	32,043
	Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	2,000	41,087
	Guangzhou R&F Properties Co., Ltd., Class H	1,084,000	951,224
	Guangzhou Restaurant Group Co., Ltd., Class A	10,220	34,244

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangzhou Shangpin Home Collection Co., Ltd., Class A	3,700	$38,832
	Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	3,900	67,108
	Guangzhou Tinci Materials Technology Co., Ltd., Class A	4,930	77,365
	Guangzhou Wondfo Biotech Co., Ltd., Class A	6,370	53,324
*	Guizhou Bailing Group Pharmaceutical Co., Ltd., Class A	15,500	16,408
*	Guizhou Broadcasting & TV Information Network Co., Ltd., Class A	20,200	14,225
	Guizhou Gas Group Corp., Ltd., Class A	12,800	17,819
	Guizhou Panjiang Refined Coal Co., Ltd., Class A	45,200	51,742
*	Guizhou Xinbang Pharmaceutical Co., Ltd., Class A	16,900	23,147
	Guolian Securities Co., Ltd., Class H	107,500	46,356
	Guomai Technologies, Inc., Class A	17,400	15,649
*	Guosheng Financial Holding, Inc., Class A	29,900	43,182
	Guotai Junan Securities Co., Ltd., Class H	51,400	64,627
	Guoyuan Securities Co., Ltd., Class A	84,240	93,856
*	Haichang Ocean Park Holdings, Ltd.	344,000	34,233
	Haier Smart Home Co., Ltd., Class A	54,100	209,459
	Haier Smart Home Co., Ltd., Class H	657,600	2,255,353
*	Hailiang Education Group, Inc., ADR	1,838	64,698
*	Hainan Meilan International Airport Co., Ltd., Class H	50,000	160,600
	Hainan Poly Pharm Co., Ltd., Class A	5,400	36,704
	Hainan Strait Shipping Co., Ltd., Class A	18,600	16,491
	Haisco Pharmaceutical Group Co., Ltd., Class A	8,500	26,517
	Haitian International Holdings, Ltd.	412,000	1,506,988
	Haitong Securities Co., Ltd., Class H	571,200	470,750
	Hand Enterprise Solutions Co., Ltd., Class A	13,900	14,578
	Hangcha Group Co., Ltd., Class A	8,700	21,310
	Hangjin Technology Co., Ltd., Class A	12,600	67,137
	Hangxiao Steel Structure Co., Ltd., Class A	32,600	19,809
	Hangzhou Binjiang Real Estate Group Co., Ltd., Class A	76,700	46,413
	Hangzhou Century Co., Ltd., Class A	11,800	13,202
	Hangzhou Oxygen Plant Group Co., Ltd., Class A	18,000	97,037
	Hangzhou Robam Appliances Co., Ltd., Class A	3,565	21,499
	Han's Laser Technology Industry Group Co., Ltd., Class A	8,600	49,189
*	Harbin Bank Co., Ltd., Class H	231,000	27,618
	Harbin Boshi Automation Co., Ltd., Class A	15,300	29,393
	Harbin Electric Co., Ltd., Class H	354,236	88,988
	HBIS Resources Co., Ltd., Class A	11,500	32,743
#*	HC Group, Inc.	211,500	21,876
	Health and Happiness H&H International Holdings, Ltd.	124,500	446,614
	Hebei Chengde Lolo Co., Class A	18,800	28,380
	Hebei Hengshui Laobaigan Liquor Co., Ltd., Class A	11,830	38,698
	Heilongjiang Agriculture Co., Ltd., Class A	33,900	78,182
	Hello Group, Inc.	75,550	936,064
	Henan Lingrui Pharmaceutical Co., Class A	8,500	13,226
	Henan Pinggao Electric Co., Ltd., Class A	33,800	34,161
	Henan Shenhuo Coal & Power Co., Ltd., Class A	56,101	101,903
	Henan Shuanghui Investment & Development Co., Ltd., Class A	28,500	113,532
	Henan Yuguang Gold & Lead Co., Ltd., Class A	29,700	26,947
	Henan Zhongyuan Expressway Co., Ltd., Class A	40,100	19,145
	Hengan International Group Co., Ltd.	305,000	1,809,156
	Hengdian Group DMEGC Magnetics Co., Ltd., Class A	20,300	47,965
	Hengli Petrochemical Co., Ltd.,, Class A	60,700	275,147
	Hengtong Optic-electric Co., Ltd., Class A	31,791	62,835
	Hengyi Petrochemical Co., Ltd., Class A	38,600	72,743
	Hesteel Co., Ltd., Class A	260,600	108,971
	Hexing Electrical Co., Ltd., Class A	6,050	11,680
	Hisense Home Appliances Group Co., Ltd., Class H	125,000	145,612
	Hithink RoyalFlush Information Network Co., Ltd., Class A	2,500	35,979
*	Holitech Technology Co., Ltd., Class A	81,700	46,095

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hongda Xingye Co., Ltd., Class A	71,300	$51,836
	Hongfa Technology Co., Ltd., Class A	6,500	66,261
*	Honghua Group, Ltd.	1,656,000	45,764
	Honworld Group, Ltd.	59,000	17,481
	Hope Education Group Co., Ltd.	696,000	130,909
	Hopson Development Holdings, Ltd.	302,000	1,000,853
	Hosa International, Inc.	178,000	1,246
*	Hua Hong Semiconductor, Ltd.	85,000	538,650
	Huaan Securities Co., Ltd., Class A	82,420	64,892
	Huadian Power International Corp., Ltd., Class H	466,000	128,830
	Huadong Medicine Co., Ltd., Class A	40,600	224,168
	Huafa Industrial Co., Ltd. Zhuhai, Class A	43,503	38,662
	Huafon Chemical Co., Ltd., Class A	42,000	80,238
*	Huafon Microfibre Shanghai Technology Co., Ltd.	42,300	33,608
*	Huafu Fashion Co., Ltd., Class A	25,100	19,483
	Huagong Tech Co., Ltd., Class A	4,900	21,315
	Hualan Biological Engineering, Inc., Class A	6,900	39,398
	Huaneng Power International, Inc., Sponsored ADR	3,000	40,530
	Huaneng Power International, Inc., Class H	592,000	201,103
*	Huanxi Media Group, Ltd.	20,000	4,641
	Huapont Life Sciences Co., Ltd., Class A	49,600	41,517
	Huatai Securities Co., Ltd., Class H	187,200	248,044
*	Huawen Media Group, Class A	45,400	16,299
	Huaxi Holdings Co., Ltd.	78,000	26,109
	Huaxi Securities Co., Ltd., Class A	43,500	59,422
	Huaxia Bank Co., Ltd., Class A	101,947	86,563
	Huaxin Cement Co., Ltd., Class A	41,805	96,056
	Huayu Automotive Systems Co., Ltd., Class A	41,471	124,241
#	Huazhong In-Vehicle Holdings Co., Ltd.	344,000	88,931
*	Huazhu Group, Ltd., ADR	29,612	1,331,948
	Hubei Biocause Pharmaceutical Co., Ltd., Class A	74,419	38,417
	Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	20,700	48,528
*	Hubei Kaile Science & Technology Co., Ltd., Class A	27,400	19,468
	Hubei Xingfa Chemicals Group Co., Ltd., Class A	26,900	102,003
*	Huishang Bank Corp., Ltd., Class H	186,200	61,363
	Hunan Aihua Group Co., Ltd., Class A	6,600	35,727
*	Hunan Gold Corp., Ltd., Class A	35,000	47,163
	Hunan New Wellful Co., Ltd., Class A	18,400	17,332
	Hunan Valin Steel Co., Ltd., Class A	162,000	192,725
	Hundsun Technologies, Inc., Class A	4,606	39,833
	Huolinhe Opencut Coal Industry Corp., Ltd. of Inner Mongolia, Class A	39,600	63,681
#*	HUYA, Inc., ADR	10,006	127,977
	Hytera Communications Corp., Ltd., Class A	36,705	25,329
*	HyUnion Holding Co., Ltd., Class A	15,400	12,484
*	iDreamSky Technology Holdings, Ltd.	113,200	91,479
	Iflytek Co., Ltd., Class A	8,500	77,309
	IKD Co., Ltd., Class A	5,000	10,345
	IMAX China Holding, Inc.	106,100	146,696
	Industrial & Commercial Bank of China, Ltd., Class H	11,575,460	6,427,772
	Industrial Bank Co., Ltd., Class A	163,800	449,000
	Industrial Securities Co., Ltd., Class A	86,900	119,858
	Infore Environment Technology Group Co., Ltd., Class A	40,700	39,159
*	Inner Mongolia BaoTou Steel Union Co., Ltd., Class A	371,200	164,189
	Inner Mongolia Eerduosi Resources Co., Ltd., Class A	15,400	56,247
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	65,400	49,268
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	43,300	224,352
	Inner Mongolia Yitai Coal Co., Ltd., Class H	21,900	14,089
*	Inner Mongolia Yuan Xing Energy Co., Ltd., Class A	88,900	99,151

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Innovent Biologics, Inc.	22,500	$230,383
	Inspur Electronic Information Industry Co., Ltd., Class A	7,800	36,880
*	Inspur International, Ltd.	122,000	40,879
*	iQIYI, Inc., ADR	43,099	480,985
	Jack Sewing Machine Co., Ltd., Class A	5,600	22,006
	Jafron Biomedical Co., Ltd., Class A	4,200	43,728
	Jason Furniture Hangzhou Co., Ltd., Class A	2,000	20,091
*	JC Finance & Tax Interconnect Holdings, Ltd., Class A	14,100	15,455
*	JD.com, Inc., ADR	23,730	1,681,982
*	JD.com, Inc., Class A	13,300	463,688
	Jiajiayue Group Co., Ltd., Class A	13,500	30,725
	Jiangling Motors Corp., Ltd., Class A	9,800	28,174
	Jiangnan Group, Ltd.	1,143,000	56,645
*	Jiangsu Akcome Science & Technology Co., Ltd., Class A	54,400	18,993
	Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	64,000	58,397
	Jiangsu Eastern Shenghong Co., Ltd., Class A	58,000	244,872
	Jiangsu Expressway Co., Ltd., Class H	198,000	211,551
	Jiangsu Guotai International Group Co., Ltd., Class A	23,700	44,253
	Jiangsu Hengli Hydraulic Co., Ltd., Class A	3,600	54,732
	Jiangsu Hengrui Medicine Co., Ltd., Class A	19,358	163,570
	Jiangsu Hengshun Vinegar Industry Co., Ltd., Class A	11,300	28,262
	Jiangsu Jiangyin Rural Commercial Bank Co., Ltd., Class A	34,300	19,931
*	Jiangsu Kanion Pharmaceutical Co., Ltd., Class A	19,700	31,507
	Jiangsu King's Luck Brewery JSC, Ltd., Class A	9,600	61,289
*	Jiangsu Leike Defense Technology Co., Ltd., Class A	17,700	17,450
	Jiangsu Nhwa Pharmaceutical Co., Ltd., Class A	13,900	28,521
	Jiangsu Provincial Agricultural Reclamation and Development Corp.	35,000	58,751
	Jiangsu Shagang Co., Ltd., Class A	38,600	42,542
	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	17,677	447,596
	Jiangsu Yangnong Chemical Co., Ltd., Class A	6,800	132,629
	Jiangsu Yoke Technology Co., Ltd., Class A	2,100	34,707
	Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	20,100	106,252
	Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd., Class A	43,200	35,915
	Jiangsu Zhongnan Construction Group Co., Ltd., Class A	44,200	31,270
	Jiangsu Zhongtian Technology Co., Ltd., Class A	66,200	77,989
	Jiangsu Zijin Rural Commercial Bank Co., Ltd., Class A	95,100	47,281
	Jiangxi Bank Co., Ltd., Class H	24,500	10,401
	Jiangxi Copper Co., Ltd., Class H	450,000	944,781
	Jiangxi Huangshanghuang Group Food Co., Ltd., Class A	6,038	13,065
	Jiangxi Wannianqing Cement Co., Ltd., Class A	8,100	12,816
	Jiangxi Zhengbang Technology Co., Ltd., Class A	54,000	79,647
	Jiangzhong Pharmaceutical Co., Ltd., Class A	12,000	22,103
	Jiayuan International Group, Ltd.	542,406	211,020
*	Jilin Zixin Pharmaceutical Industrial Co., Ltd., Class A	21,000	8,526
	Jinchuan Group International Resources Co., Ltd.	737,000	121,552
	Jinduicheng Molybdenum Co., Ltd., Class A	63,200	69,082
	Jingrui Holdings, Ltd.	257,000	86,995
	Jinke Properties Group Co., Ltd., Class A	28,700	19,153
#*	JinkoSolar Holding Co., Ltd., ADR	12,641	681,223
*	Jinneng Holding Shanxi Coal Industry Co., Ltd., Class A	57,700	71,394
	Jinneng Science&Technology Co., Ltd., Class A	23,200	57,769
	Jinyu Bio-Technology Co., Ltd., Class A	12,200	33,571
	Jinyuan EP Co., Ltd., Class A	9,500	9,353
	JiuGui Liquor Co., Ltd., Class A	1,700	50,556
	Jiuzhitang Co., Ltd., Class A	15,400	21,709
	Jizhong Energy Resources Co., Ltd., Class A	98,600	61,529
	JL Mag Rare-Earth Co., Ltd., Class A	12,000	75,824
	JNBY Design, Ltd.	173,000	362,621
	Joincare Pharmaceutical Group Industry Co., Ltd., Class A	41,500	75,880

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Joinn Laboratories China Co., Ltd., Class A	1,600	$47,180
	Jointown Pharmaceutical Group Co., Ltd., Class A	38,800	84,736
	Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A	2,100	11,920
	Joy City Property, Ltd.	1,920,000	105,245
	Joyoung Co., Ltd., Class A	10,500	40,887
	JSTI Group, Class A	16,200	15,696
	Ju Teng International Holdings, Ltd.	502,000	104,279
	Juewei Food Co., Ltd., Class A	5,200	55,096
	Juneyao Airlines Co., Ltd., Class A	8,100	14,825
	Jutal Offshore Oil Services, Ltd.	34,000	4,121
	Kaisa Group Holdings, Ltd.	1,608,000	436,788
	Kaisa Prosperity Holdings, Ltd.	28,000	92,017
	Kaishan Group Co., Ltd., Class A	12,200	26,308
*	Kangda International Environmental Co., Ltd.	285,000	24,225
*	Kasen International Holdings, Ltd.	194,000	20,965
	Kinetic Mines and Energy, Ltd.	812,000	62,830
	Kingboard Holdings, Ltd.	433,000	2,268,522
	Kingboard Laminates Holdings, Ltd.	735,000	1,474,362
	KingClean Electric Co., Ltd., Class A	3,080	14,231
*	Kingdee International Software Group Co., Ltd.	124,000	387,275
	Kingsoft Corp., Ltd.	177,000	828,224
	Konka Group Co., Ltd., Class A	30,600	28,262
	KPC Pharmaceuticals, Inc., Class A	14,300	20,497
	Kunlun Energy Co., Ltd.	2,228,000	1,926,214
*	Kunwu Jiuding Investment Holdings Co., Ltd., Class A	9,600	21,512
	Kweichow Moutai Co., Ltd., Class A	5,808	1,512,748
	KWG Group Holdings, Ltd.	718,400	788,436
	KWG Living Group Holdings, Ltd.	359,200	343,574
*	Lanzhou Lishang Guochao Industrial Group Co., Ltd., Class A	23,100	22,437
	Lao Feng Xiang Co., Ltd., Class A	2,100	15,509
	Laobaixing Pharmacy Chain JSC, Class A	5,320	36,104
*	Launch Tech Co., Ltd., Class H	19,000	9,934
	LB Group Co., Ltd., Class A	32,200	149,392
	Lee & Man Chemical Co., Ltd.	126,300	97,633
	Lee & Man Paper Manufacturing, Ltd.	744,600	555,997
#	Lee's Pharmaceutical Holdings, Ltd.	122,000	62,558
	Legend Holdings Corp., Class H	329,500	469,305
	Lenovo Group, Ltd.	3,976,000	3,707,549
	Lens Technology Co., Ltd., Class A	42,300	166,815
	Leo Group Co., Ltd., Class A	141,214	51,071
	Lepu Medical Technology Beijing Co., Ltd., Class A	21,280	85,142
*	LexinFintech Holdings, Ltd., ADR	19,782	155,487
	Leyard Optoelectronic Co., Ltd., Class A	55,800	82,375
	Li Ning Co., Ltd.	320,500	3,384,901
	LianChuang Electronic Technology Co., Ltd., Class A	12,500	33,747
	Lier Chemical Co., Ltd., Class A	9,800	47,282
*	Lifestyle China Group, Ltd.	229,500	33,923
*	Lifetech Scientific Corp.	708,000	396,283
*	LingNan Eco&Culture-Tourism Co., Ltd., Class A	23,900	10,332
	Lingyi iTech Guangdong Co., Class A	36,700	39,335
	Liuzhou Iron & Steel Co., Ltd., Class A	30,200	32,239
	Livzon Pharmaceutical Group, Inc., Class H	76,356	288,200
	Lizhong Sitong Light Alloys Group Co., Ltd., Class A	5,100	14,244
	LK Technology Holdings, Ltd.	10,000	23,445
	Logan Group Co., Ltd.	760,000	809,847
	Loncin Motor Co., Ltd., Class A	31,100	16,026
	Long Yuan Construction Group Co., Ltd., Class A	39,400	25,540
	Longfor Group Holdings, Ltd.	547,500	2,544,892
	LONGi Green Energy Technology Co., Ltd., Class A	20,860	278,836

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Longshine Technology Group Co., Ltd., Class A	8,800	$24,797
	Lonking Holdings, Ltd.	1,256,000	391,461
	Luenmei Quantum Co., Ltd., Class A	26,410	34,896
	Luoniushan Co., Ltd., Class A	13,500	14,076
#*	Luoyang Glass Co., Ltd., Class H	68,000	111,406
	Luxi Chemical Group Co., Ltd., Class A	30,000	93,340
	Luxshare Precision Industry Co., Ltd., Class A	32,539	187,005
#	Luye Pharma Group, Ltd.	1,146,500	616,616
	Luzhou Laojiao Co., Ltd., Class A	10,200	271,361
#*	LVGEM China Real Estate Investment Co., Ltd.	162,000	38,123
	Maanshan Iron & Steel Co., Ltd., Class H	496,000	253,896
	Maccura Biotechnology Co., Ltd., Class A	9,900	55,312
	Mango Excellent Media Co., Ltd., Class A	5,440	46,501
*	Maoyan Entertainment	7,600	9,602
*	Maoye International Holdings, Ltd.	445,000	18,285
*	Markor International Home Furnishings Co., Ltd., Class A	24,600	14,207
	Mayinglong Pharmaceutical Group Co., Ltd., Class A	6,400	25,057
*	Meitu, Inc.	670,000	135,287
*	Meituan, Class B	31,100	860,581
	Metallurgical Corp. of China, Ltd., Class H	878,000	268,071
	Microport Scientific Corp.	15,529	117,462
	Midea Group Co., Ltd., Class A	59,801	589,891
	Milkyway Chemical Supply Chain Service Co., Ltd., Class A	1,200	16,457
	Ming Yang Smart Energy Group, Ltd., Class A	28,000	93,794
*	Mingfa Group International Co., Ltd.	589,000	39,878
	Minmetals Land, Ltd.	764,000	77,548
	Minsheng Education Group Co., Ltd.	70,000	10,350
	Minth Group, Ltd.	408,000	1,725,446
	MLS Co., Ltd., Class A	33,800	84,977
*	MMG, Ltd.	1,680,000	856,702
*	Mobvista, Inc.	78,000	72,974
	Modern Land China Co., Ltd.	444,400	36,508
*	Montnets Cloud Technology Group Co., Ltd., Class A	8,100	28,951
	Muyuan Foods Co., Ltd., Class A	25,900	169,810
*	Myhome Real Estate Development Group Co., Ltd., Class A	38,900	9,764
	MYS Group Co., Ltd., Class A	37,100	18,636
*	Nan Hai Corp., Ltd.	8,450,000	57,820
	NanJi E-Commerce Co., Ltd., Class A	57,400	91,264
	Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd., Class A	14,040	64,295
*	Nanjing Sample Technology Co., Ltd., Class H	18,000	11,561
	Nanjing Securities Co., Ltd., Class A	20,600	32,888
	Nanjing Xinjiekou Department Store Co., Ltd., Class A	31,052	43,332
	NARI Technology Co., Ltd., Class A	64,680	315,023
*	Nature Home Holding Co., Ltd.	228,000	46,062
	NavInfo Co., Ltd., Class A	22,100	44,029
	NetDragon Websoft Holdings, Ltd.	163,000	380,647
	NetEase, Inc., ADR	52,369	5,352,635
	New China Life Insurance Co., Ltd., Class H	501,000	1,370,837
*	New Hope Liuhe Co., Ltd., Class A	35,500	62,824
*	New Oriental Education & Technology Group, Inc., Sponsored ADR	40,280	87,408
#*	New Oriental Education & Technology Group, Inc.	20,300	43,835
*	New World Department Store China, Ltd.	223,000	37,035
	Newland Digital Technology Co., Ltd., Class A	16,900	40,433
	Nexteer Automotive Group, Ltd.	544,000	679,894
	Nine Dragons Paper Holdings, Ltd.	1,293,000	1,631,492
	Ninestar Corp., Class A	14,300	79,669
	Ningbo Huaxiang Electronic Co., Ltd., Class A	16,300	48,890
	Ningbo Joyson Electronic Corp., Class A	28,900	113,613
	Ningbo Orient Wires & Cables Co., Ltd., Class A	12,400	47,480

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Ningbo Sanxing Medical Electric Co., Ltd., Class A	31,200	$69,278
	Ningbo Yunsheng Co., Ltd., Class A	22,800	36,596
	Ningbo Zhoushan Port Co., Ltd., Class A	85,200	48,850
	Ningxia Jiaze New Energy Co., Ltd., Class A	45,200	28,652
*	NIO, Inc., ADR	2,906	129,840
*	Niu Technologies, Sponsored ADR	1,970	50,432
*	Noah Holdings, Ltd., Sponsored ADR	6,747	260,434
	Norinco International Cooperation, Ltd., Class A	18,800	21,082
	North Huajin Chemical Industries Co., Ltd., Class A	29,400	28,911
	Northeast Pharmaceutical Group Co., Ltd., Class A	11,263	8,977
	Northeast Securities Co., Ltd., Class A	67,104	81,072
	NSFOCUS Technologies Group Co., Ltd., Class A	8,800	30,739
*	Oceanwide Holdings Co., Ltd., Class A	110,100	33,989
*	Offcn Education Technology Co., Ltd., Class A	4,000	8,095
	Offshore Oil Engineering Co., Ltd., Class A	129,514	82,617
	OFILM Group Co., Ltd., Class A	39,700	45,370
	Oppein Home Group, Inc., Class A	2,200	49,091
	Opple Lighting Co., Ltd., Class A	6,500	24,959
	ORG Technology Co., Ltd., Class A	34,700	27,831
*	Orient Group, Inc., Class A	91,900	41,216
	Orient Securities Co., Ltd., Class H	179,600	155,638
*	Ourpalm Co., Ltd., Class A	44,600	26,369
	Ovctek China, Inc., Class A	3,080	43,653
	Pacific Online, Ltd.	210,000	46,433
*	Pacific Securities Co., Ltd. (The), Class A	68,600	33,122
*	Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	207,300	91,913
	PCI Technology Group Co., Ltd., Class A	50,700	59,001
*	Pengdu Agriculture & Animal Husbandry Co., Ltd., Class A	52,600	18,424
	People's Insurance Co. Group of China, Ltd. (The), Class H	1,078,000	334,534
	Perennial Energy Holdings, Ltd.	155,000	29,927
	Perfect World Co., Ltd., Class A	6,200	15,333
	PetroChina Co., Ltd., ADR	6,046	252,965
	PetroChina Co., Ltd., Class H	3,134,000	1,309,203
	PharmaBlock Sciences Nanjing, Inc., Class A	1,690	38,782
	PhiChem Corp., Class A	6,800	23,172
	PICC Property & Casualty Co., Ltd., Class H	1,959,753	1,583,119
	Ping An Bank Co., Ltd., Class A	152,025	416,808
#*	Ping An Healthcare and Technology Co., Ltd.	22,100	206,779
	Ping An Insurance Group Co. of China, Ltd., Class H	1,188,000	10,395,998
	Pingdingshan Tianan Coal Mining Co., Ltd., Class A	59,800	64,432
*	Polaris Bay Group Co., Ltd., Class A	32,500	47,197
*	Poly Developments and Holdings Group Co., Ltd., Class A	41,400	64,287
	Poly Property Group Co., Ltd.	1,323,000	322,170
	Postal Savings Bank of China Co., Ltd., Class H	1,262,000	815,169
*	Pou Sheng International Holdings, Ltd.	1,268,000	252,866
	Power Construction Corp. of China, Ltd., Class A	141,600	106,973
	Powerlong Real Estate Holdings, Ltd.	960,000	649,509
	Prinx Chengshan Holding, Ltd.	71,000	75,549
	Proya Cosmetics Co., Ltd., Class A	1,100	27,507
	Q Technology Group Co., Ltd.	219,000	374,970
	Qianhe Condiment and Food Co., Ltd., Class A	4,320	16,070
	Qingdao East Steel Tower Stock Co., Ltd., Class A	14,900	19,580
	Qingdao Eastsoft Communication Technology Co., Ltd., Class A	7,300	20,365
	Qingdao Gon Technology Co., Ltd., Class A	6,000	21,571
	Qingdao Hanhe Cable Co., Ltd., Class A	84,700	47,833
	Qingdao Port International Co., Ltd., Class H	269,000	138,549
	Qingdao TGOOD Electric Co., Ltd., Class A	15,600	72,589
	Qinhuangdao Port Co., Ltd., Class H	280,000	43,937
*	Qunxing Paper Holdings Co., Ltd.	147,174	0

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Rainbow Digital Commercial Co., Ltd., Class A	21,700	$19,783
	Raisecom Technology Co., Ltd., Class A	7,400	8,216
	Rastar Group, Class A	32,800	15,776
	Realcan Pharmaceutical Group Co., Ltd., Class A	25,100	14,985
*	Red Star Macalline Group Corp., Ltd., Class H	167,939	98,772
	Redco Properties Group, Ltd.	678,000	193,784
	Redsun Properties Group, Ltd.	32,000	9,434
	Renhe Pharmacy Co., Ltd., Class A	22,300	34,099
	REXLot Holdings, Ltd.	5,031,399	2,525
	Rianlon Corp., Class A	4,600	25,684
	RiseSun Real Estate Development Co., Ltd., Class A	134,500	94,901
	Road King Infrastructure, Ltd.	96,000	111,884
	Rongan Property Co., Ltd., Class A	47,000	17,364
	Rongsheng Petro Chemical Co., Ltd., Class A	46,050	133,124
#	Ronshine China Holdings, Ltd.	221,500	115,031
	Runjian Co., Ltd., Class A	5,156	22,530
	SAIC Motor Corp, Ltd., Class A	32,100	91,403
	Sailun Group Co., Ltd., Class A	61,800	87,652
	Sanan Optoelectronics Co., Ltd., Class A	11,000	72,749
*	SanFeng Intelligent Equipment Group Co., Ltd., Class A	24,900	14,942
	Sansteel Minguang Co., Ltd. Fujian, Class A	62,500	86,033
	Sany Heavy Equipment International Holdings Co., Ltd.	446,000	489,566
	Sany Heavy Industry Co., Ltd., Class A	125,900	485,867
*	Saurer Intelligent Technology Co., Ltd., Class A	47,700	18,328
	SDIC Power Holdings Co., Ltd., Class A	14,600	19,207
	Sealand Securities Co., Ltd., Class A	126,800	76,920
	Seazen Group, Ltd.	1,404,000	1,045,103
	Seazen Holdings Co., Ltd. , Class A	51,756	254,384
	S-Enjoy Service Group Co., Ltd.	75,000	171,309
	SF Holding Co., Ltd., Class A	14,512	133,229
	SGIS Songshan Co., Ltd., Class A	66,500	49,323
	Shaanxi Coal Industry Co., Ltd., Class A	199,200	345,386
	Shan Xi Hua Yang Group New Energy Co., Ltd., Class A	77,600	115,806
	Shandong Buchang Pharmaceuticals Co., Ltd., Class A	28,747	89,756
#	Shandong Chenming Paper Holdings, Ltd., Class H	148,750	80,393
#	Shandong Gold Mining Co., Ltd., Class H	267,250	472,287
	Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	13,400	57,095
	Shandong Hi-speed Co., Ltd., Class A	12,400	11,840
	Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	62,920	302,440
	Shandong Humon Smelting Co., Ltd., Class A	5,600	10,238
	Shandong Jincheng Pharmaceutical Group Co., Ltd., Class A	9,500	46,976
	Shandong Linglong Tyre Co., Ltd., Class A	13,100	76,060
	Shandong Longda Meat Foodstuff Co., Ltd., Class A	13,200	18,441
	Shandong Minhe Animal Husbandry Co., Ltd., Class A	4,000	8,270
*	Shandong Molong Petroleum Machinery Co., Ltd., Class H	59,600	35,615
	Shandong Nanshan Aluminum Co., Ltd., Class A	196,712	156,276
	Shandong New Beiyang Information Technology Co., Ltd., Class A	14,300	18,979
	Shandong Publishing & Media Co., Ltd., Class A	23,000	18,712
	Shandong Sinocera Functional Material Co., Ltd., Class A	3,900	28,346
	Shandong Sun Paper Industry JSC, Ltd., Class A	43,300	77,783
	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,044,000	1,873,165
	Shandong Xinhua Pharmaceutical Co., Ltd., Class H	109,200	53,708
	Shandong Yisheng Livestock & Poultry Breeding Co., Ltd., Class A	27,300	41,952
*	Shanghai 2345 Network Holding Group Co., Ltd., Class A	153,700	45,272
	Shanghai AJ Group Co., Ltd., Class A	27,300	27,338
	Shanghai Bairun Investment Holding Group Co., Ltd., Class A	3,780	40,784
	Shanghai Baosight Software Co., Ltd., Class A	8,320	86,174
	Shanghai Belling Co., Ltd., Class A	12,700	69,129
	Shanghai Daimay Automotive Interior Co., Ltd., Class A	6,250	15,130

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Electric Group Co., Ltd., Class H	674,000	$166,717
	Shanghai Electric Power Co., Ltd., Class A	30,500	32,026
	Shanghai Environment Group Co., Ltd., Class A	27,700	47,964
#	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	84,500	774,415
*	Shanghai Fudan Microelectronics Group Co., Ltd., Class H	58,000	233,688
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd., Class H	111,000	62,670
	Shanghai Ganglian E-Commerce Holdings Co., Ltd., Class A	1,200	10,224
	Shanghai Industrial Development Co., Ltd., Class A	39,800	25,051
	Shanghai Industrial Holdings, Ltd.	271,000	413,779
	Shanghai Industrial Urban Development Group, Ltd.	941,200	80,115
	Shanghai International Airport Co., Ltd., Class A	2,000	11,965
	Shanghai International Port Group Co., Ltd., Class A	33,100	25,304
	Shanghai Jahwa United Co., Ltd., Class A	9,210	69,417
	Shanghai Jin Jiang Capital Co., Ltd., Class H	818,000	169,325
	Shanghai Jinqiao Export Processing Zone Development Co., Ltd., Class A	5,500	9,895
	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class A	14,350	25,804
	Shanghai M&G Stationery, Inc., Class A	3,322	36,401
	Shanghai Maling Aquarius Co., Ltd., Class A	12,800	14,699
	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	19,500	43,759
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	362,300	773,221
	Shanghai Pudong Development Bank Co., Ltd., Class A	212,600	297,717
	Shanghai Putailai New Energy Technology Co., Ltd., Class A	1,960	38,938
	Shanghai RAAS Blood Products Co., Ltd., Class A	57,580	65,552
	Shanghai Rongtai Health Technology Corp., Ltd., Class A	2,200	11,027
	Shanghai Shimao Co., Ltd., Class A	103,200	53,179
	Shanghai Shyndec Pharmaceutical Co., Ltd., Class A	28,300	40,714
	Shanghai Sinyang Semiconductor Materials Co., Ltd., Class A	8,100	77,629
	Shanghai Tongji Science & Technology Industrial Co., Ltd., Class A	15,100	18,355
	Shanghai Tunnel Engineering Co., Ltd., Class A	85,788	64,890
	Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	21,500	45,303
	Shanghai Wanye Enterprises Co., Ltd., Class A	13,500	53,821
	Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	55,600	84,121
*	Shanghai Zendai Property, Ltd.	2,745,000	17,587
	Shanghai Zhangjiang High-Tech Park Development Co., Ltd., Class A	19,700	52,109
	Shanghai Zijiang Enterprise Group Co., Ltd., Class A	33,200	37,627
	Shanxi Blue Flame Holding Co., Ltd., Class A	17,500	15,767
	Shanxi Coking Co., Ltd., Class A	39,520	30,114
	Shanxi Coking Coal Energy Group Co., Ltd., Class A	101,740	139,776
	Shanxi Lu'an Environmental Energy Development Co., Ltd., Class A	110,500	214,570
*	Shanxi Meijin Energy Co., Ltd., Class A	77,900	104,916
	Shanxi Securities Co., Ltd., Class A	63,720	62,200
	Shanxi Taigang Stainless Steel Co., Ltd., Class A	121,600	192,476
	Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	5,230	232,542
	Shanying International Holding Co., Ltd., Class A	114,100	56,942
	Shede Spirits Co., Ltd., Class A	3,400	95,246
	Shenergy Co., Ltd., Class A	54,450	48,378
*	Shengda Resources Co., Ltd., Class A	14,800	30,693
	Shenghe Resources Holding Co., Ltd., Class A	19,400	74,356
*	Shengjing Bank Co., Ltd., Class H	144,500	128,369
	Shengyi Technology Co., Ltd., Class A	19,500	83,216
	Shennan Circuits Co., Ltd., Class A	3,500	66,031
	Shenwan Hongyuan Group Co., Ltd., Class H	279,200	70,479
	Shenzhen Agricultural Products Group Co., Ltd., Class A	42,600	36,675
*	Shenzhen Airport Co., Ltd., Class A	38,800	41,883
	Shenzhen Aisidi Co., Ltd., Class A	30,800	45,216
	Shenzhen Anche Technologies Co., Ltd., Class A	1,100	4,146
	Shenzhen Bauing Construction Holding Group Co., Ltd., Class A	32,300	14,969
	Shenzhen Capchem Technology Co., Ltd., Class A	4,085	72,336
	Shenzhen Center Power Tech Co., Ltd., Class A	4,400	12,924

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Comix Group Co., Ltd., Class A	6,000	$7,466
	Shenzhen Das Intellitech Co., Ltd., Class A	34,400	19,856
	Shenzhen Desay Battery Technology Co., Class A	6,090	39,151
	Shenzhen Energy Group Co., Ltd., Class A	28,140	37,431
	Shenzhen Everwin Precision Technology Co., Ltd., Class A	22,848	62,994
	Shenzhen Expressway Co., Ltd., Class H	210,000	198,432
	Shenzhen Fastprint Circuit Tech Co., Ltd., Class A	24,200	55,064
	Shenzhen FRD Science & Technology Co., Ltd.	4,400	14,763
	Shenzhen Gas Corp., Ltd., Class A	33,100	37,053
	Shenzhen Gongjin Electronics Co., Ltd., Class A	22,293	33,724
	Shenzhen Goodix Technology Co., Ltd., Class A	3,400	62,961
*	Shenzhen Grandland Group Co., Ltd., Class A	52,550	20,114
	Shenzhen H&T Intelligent Control Co., Ltd., Class A	8,800	35,940
	Shenzhen Hepalink Pharmaceutical Group Co., Ltd., Class A	19,200	44,958
	Shenzhen Heungkong Holding Co., Ltd., Class A	45,000	12,358
	Shenzhen International Holdings, Ltd.	800,433	1,055,073
	Shenzhen Investment, Ltd.	1,439,142	404,436
	Shenzhen Jinjia Group Co., Ltd., Class A	34,800	52,869
	Shenzhen Kaifa Technology Co., Ltd., Class A	13,600	38,920
	Shenzhen Kinwong Electronic Co., Ltd., Class A	11,500	52,758
	Shenzhen Megmeet Electrical Co., Ltd., Class A	7,300	35,125
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	900	54,603
*	Shenzhen MTC Co., Ltd., Class A	44,300	42,926
*	Shenzhen Neptunus Bioengineering Co., Ltd., Class A	90,900	44,809
	Shenzhen Overseas Chinese Town Co., Ltd., Class A	97,400	97,406
*	Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	19,800	83,422
	Shenzhen SC New Energy Technology Corp., Class A	1,900	48,053
*	Shenzhen SDG Information Co., Ltd., Class A	10,300	11,789
	Shenzhen Sinovatio Technology Co., Ltd., Class A	2,300	12,574
	Shenzhen Sunline Tech Co., Ltd., Class A	9,600	21,966
	Shenzhen Sunlord Electronics Co., Ltd., Class A	15,100	94,819
	Shenzhen Suntak Circuit Technology Co., Ltd., Class A	18,600	43,347
	Shenzhen Sunway Communication Co., Ltd., Class A	16,300	65,478
	Shenzhen Tagen Group Co., Ltd., Class A	47,900	36,681
	Shenzhen Woer Heat-Shrinkable Material Co., Ltd., Class A	27,600	31,051
	Shenzhen World Union Group, Inc., Class A	35,200	40,635
	Shenzhen Yinghe Technology Co., Ltd., Class A	17,100	71,477
	Shenzhen Ysstech Info-tech Co., Ltd., Class A	10,900	17,753
	Shenzhen YUTO Packaging Technology Co., Ltd., Class A	12,700	53,151
	Shenzhen Zhenye Group Co., Ltd., Class A	16,200	11,097
	Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	105,600	85,638
	Shenzhou International Group Holdings, Ltd.	116,000	2,574,420
*	Shijiazhuang Changshan BeiMing Technology Co., Ltd., Class A	44,600	58,110
	Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	33,320	97,141
	Shimao Group Holdings, Ltd.	788,500	1,556,415
	Shinva Medical Instrument Co., Ltd., Class A	8,600	26,991
	Shougang Fushan Resources Group, Ltd.	727,839	183,650
*	Shouhang High-Tech Energy Co., Ltd., Class A	52,800	17,265
*	Shui On Land, Ltd.	1,429,656	228,372
*	Siasun Robot & Automation Co., Ltd., Class A	18,200	31,442
	Sichuan Expressway Co., Ltd., Class H	266,000	59,272
*	Sichuan Haite High-tech Co., Ltd., Class A	7,700	18,625
*	Sichuan Hebang Biotechnology Co., Ltd., Class A	187,700	69,808
	Sichuan Kelun Pharmaceutical Co., Ltd., Class A	30,800	87,624
	Sichuan Languang Development Co., Ltd., Class A	79,200	29,235
	Sichuan Shuangma Cement Co., Ltd., Class A	10,100	28,654
	Sichuan Swellfun Co., Ltd., Class A	3,100	49,089
	Sichuan Yahua Industrial Group Co., Ltd., Class A	14,700	74,624
	Sieyuan Electric Co., Ltd., Class A	14,800	65,515

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Sihuan Pharmaceutical Holdings Group, Ltd.	1,587,000	$540,218
	Sino Biopharmaceutical, Ltd.	3,093,745	2,628,125
	Sino Wealth Electronic, Ltd., Class A	4,840	52,273
	Sinocare, Inc., Class A	4,345	20,300
	Sinochem International Corp., Class A	76,900	92,130
	Sinofert Holdings, Ltd.	1,054,000	183,127
	Sinolink Securities Co., Ltd., Class A	20,000	33,262
	Sinoma International Engineering Co., Class A	32,700	53,856
	Sinoma Science & Technology Co., Ltd., Class A	29,300	116,505
	Sinomach Automobile Co., Ltd., Class A	25,200	19,436
	Sino-Ocean Group Holding, Ltd.	2,050,332	428,024
	Sinopec Engineering Group Co., Ltd., Class H	594,000	338,643
	Sinopec Kantons Holdings, Ltd.	462,000	164,743
*	Sinopec Oilfield Service Corp., Class H	1,344,000	110,735
	Sinopharm Group Co., Ltd., Class H	726,000	1,903,728
	Sino-Platinum Metals Co., Ltd., Class A	8,320	35,736
	Sinosoft Technology Group, Ltd.	416,000	63,326
	Sinotrans, Ltd., Class H	830,000	307,047
	Sinotruk Hong Kong, Ltd.	434,500	744,834
	Skshu Paint Co., Ltd., Class A	1,400	33,226
	Skyfame Realty Holdings, Ltd.	1,856,000	219,561
	Skyworth Digital Co., Ltd., Class A	12,300	15,718
*	Skyworth Group, Ltd.	430,324	118,222
	Smoore International Holdings, Ltd.	856,000	2,434
*	SOHO China, Ltd.	1,213,500	450,063
*	Solargiga Energy Holdings, Ltd.	518,000	30,058
	Songcheng Performance Development Co., Ltd., Class A	7,600	14,937
	SooChow Securities Co., Ltd., Class A	28,500	34,657
*	Sou Yu Te Group Co., Ltd., Class A	51,800	12,912
*	South Manganese Investment, Ltd.	361,000	58,077
*	Sparkle Roll Group, Ltd.	944,000	23,811
*	Spring Airlines Co., Ltd., Class A	5,200	38,240
	SSY Group, Ltd.	1,009,042	647,851
	Suchuang Gas Corp., Ltd.	98,000	24,795
	Sun King Technology Group, Ltd.	272,000	137,488
*	Sunac China Holdings, Ltd.	1,344,000	3,487,346
*	Sunac Services Holdings, Ltd.	27,059	73,402
	Sun-Create Electronics Co., Ltd., Class A	2,600	14,788
	Sungrow Power Supply Co., Ltd., Class A	17,900	467,336
*	Suning Universal Co., Ltd., Class A	64,800	58,016
*	Suning.com Co., Ltd., Class A	58,500	53,523
	Sunny Optical Technology Group Co., Ltd.	139,700	4,241,505
	Sunresin New Materials Co., Ltd., Class A	1,555	21,515
#	Sunshine 100 China Holdings, Ltd.	217,000	32,106
	Sunward Intelligent Equipment Co., Ltd., Class A	15,700	21,091
*	Sunwave Communications Co., Ltd., Class A	10,200	8,339
	Sunwoda Electronic Co., Ltd., Class A	24,200	126,965
	Suzhou Anjie Technology Co., Ltd., Class A	13,000	24,948
	Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	21,200	69,499
	Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	61,600	65,282
	Suzhou Maxwell Technologies Co., Ltd., Class A	1,620	164,183
	Suzhou TFC Optical Communication Co., Ltd., Class A	6,480	34,209
	Symphony Holdings, Ltd.	450,000	51,611
	Taiji Computer Corp., Ltd., Class A	7,400	26,646
	Tang Palace China Holdings, Ltd.	88,000	9,114
	Tangshan Jidong Cement Co., Ltd., Class A	49,100	90,512
	TangShan Port Group Co., Ltd., Class A	159,400	60,051
	Tangshan Sanyou Chemical Industries Co., Ltd., Class A	59,200	113,152
	Tasly Pharmaceutical Group Co., Ltd., Class A	14,000	27,782

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	TBEA Co., Ltd., Class A	81,756	$192,153
	TCL Electronics Holdings, Ltd.	379,000	193,152
	TCL Technology Group Corp., Class A	25,400	29,134
	Tech-Bank Food Co., Ltd., Class A	44,100	38,419
	Ten Pao Group Holdings, Ltd.	196,000	57,755
	Tencent Holdings, Ltd.	428,500	25,842,041
	Tian An China Investment Co., Ltd.	141,000	82,333
	Tian Di Science & Technology Co., Ltd., Class A	98,990	65,321
*	Tian Shan Development Holding, Ltd.	66,000	16,140
	Tiangong International Co., Ltd.	682,000	343,924
	Tianjin 712 Communication & Broadcasting Co., Ltd., Class A	2,000	12,499
	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	120,000	49,361
	Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	71,600	48,334
	Tianjin Guangyu Development Co., Ltd., Class A	36,900	24,992
	Tianjin Port Development Holdings, Ltd.	1,134,000	84,628
	Tianjin Zhonghuan Semiconductor Co., Ltd., Class A	15,600	121,248
	Tianjin ZhongXin Pharmaceutical Group Corp., Ltd., Class A	15,056	60,070
#	Tianli Education International Holdings, Ltd.	828,000	228,679
	Tianma Microelectronics Co., Ltd., Class A	29,800	64,738
#	Tianneng Power International, Ltd.	522,000	1,001,594
*	Tianqi Lithium Corp., Class A	12,700	206,070
	Tianshui Huatian Technology Co., Ltd., Class A	14,700	32,438
*	Tianyun International Holdings, Ltd.	266,000	53,088
	Tibet Summit Resources Co., Ltd., Class A	15,700	62,684
	Tibet Tianlu Co., Ltd., Class A	16,900	16,615
*	Tibet Water Resources, Ltd.	583,000	57,120
	Times China Holdings, Ltd.	407,000	384,906
	Tingyi Cayman Islands Holding Corp.	906,000	1,633,444
	Titan Wind Energy Suzhou Co., Ltd., Class A	39,100	66,746
	TK Group Holdings, Ltd.	138,000	49,958
	Toly Bread Co., Ltd., Class A	8,680	37,279
	Tomson Group, Ltd.	304,503	73,145
	Tong Ren Tang Technologies Co., Ltd., Class H	378,000	278,707
*	Tongcheng-Elong Holdings, Ltd.	202,000	454,596
#*	Tongda Group Holdings, Ltd.	2,370,000	90,205
*	Tongding Interconnection Information Co., Ltd., Class A	17,100	10,920
	TongFu Microelectronics Co., Ltd., Class A	16,000	57,781
	Tonghua Dongbao Pharmaceutical Co., Ltd., Class A	32,600	55,871
	Tongkun Group Co., Ltd., Class A	46,600	187,461
	Tongling Jingda Special Magnet Wire Co., Ltd., Class A	38,400	55,756
	Tongling Nonferrous Metals Group Co., Ltd., Class A	165,100	94,080
	Tongwei Co., Ltd., Class A	37,000	248,438
	Tongyu Heavy Industry Co., Ltd., Class A	85,400	44,938
#	Top Spring International Holdings, Ltd.	107,600	17,853
*	Topchoice Medical Corp., Class A	800	39,231
	Topsec Technologies Group, Inc., Class A	11,100	31,434
	Towngas China Co., Ltd.	222,122	145,940
	TravelSky Technology, Ltd., Class H	322,471	547,807
*	Trigiant Group, Ltd.	360,000	30,114
*	Trip.com Group, Ltd., ADR	97,388	2,525,271
	Tsaker Chemical Group, Ltd.	17,500	3,380
	Tsingtao Brewery Co., Ltd., Class H	160,000	1,264,599
*	Tunghsu Optoelectronic Technology Co., Ltd., Class A	146,100	46,682
*	Tus Environmental Science And Technology Development Co., Ltd., Class A	36,840	25,829
	Unigroup Guoxin Microelectronics Co., Ltd., Class A	5,400	160,117
	Unilumin Group Co., Ltd., Class A	13,191	19,424
	Uni-President China Holdings, Ltd.	834,400	838,956
	Unisplendour Corp., Ltd., Class A	24,420	99,839

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	United Energy Group, Ltd.	5,022,000	$684,715
	Universal Scientific Industrial Shanghai Co., Ltd., Class A	5,900	12,563
	Untrade.Superb Summit	55,000	1,938
	Valiant Co., Ltd., Class A	14,600	41,047
	Vats Liquor Chain Store Management JSC, Ltd., Class A	4,500	23,236
	Vatti Corp., Ltd., Class A	13,270	14,247
	Victory Giant Technology Huizhou Co., Ltd., Class A	20,600	79,893
	Vinda International Holdings, Ltd.	196,000	553,627
*	Viomi Technology Co., Ltd., ADR	3,844	21,450
*	Vipshop Holdings, Ltd., ADR	161,977	2,693,677
	Virscend Education Co., Ltd.	169,000	16,545
	Visual China Group Co., Ltd., Class A	8,800	15,190
*	Wanda Film Holding Co., Ltd., Class A	7,300	14,659
	Wangfujing Group Co., Ltd., Class A	9,200	36,841
	Wangneng Environment Co., Ltd., Class A	5,900	14,793
	Wangsu Science & Technology Co., Ltd., Class A	62,200	59,822
	Wanhua Chemical Group Co., Ltd., Class A	32,900	581,851
	Want Want China Holdings, Ltd.	2,230,000	1,505,264
	Wanxiang Qianchao Co., Ltd., Class A	51,400	43,659
	Wasion Holdings, Ltd.	250,000	79,170
	Wasu Media Holding Co., Ltd., Class A	38,200	41,844
#*	Weibo Corp., Sponsored ADR	15,534	876,118
	Weichai Power Co., Ltd., Class H	961,880	2,108,232
	Weihai Guangwei Composites Co., Ltd., Class A	2,800	29,666
	Wellhope Foods Co., Ltd., Class A	18,100	26,437
	Wens Foodstuffs Group Co., Ltd., Class A	78,200	152,524
*	Wenzhou Kangning Hospital Co., Ltd., Class H	7,200	27,966
	West China Cement, Ltd.	1,542,000	230,464
	Western Securities Co., Ltd., Class A	60,700	69,299
	Wharf Holdings, Ltd. (The)	440,000	1,492,986
	Will Semiconductor Co., Ltd., Class A	900	42,269
	Wisdom Education International Holdings Co., Ltd.	576,000	124,758
*	Wison Engineering Services Co., Ltd.	88,000	4,251
	Wolong Electric Group Co., Ltd., Class A	31,200	62,183
	Wuchan Zhongda Group Co., Ltd., Class A	112,500	102,221
	Wuhan Department Store Group Co., Ltd., Class A	18,300	29,844
	Wuhan Jingce Electronic Group Co., Ltd., Class A	2,700	30,416
*	Wuhan P&S Information Technology Co., Ltd., Class A	20,100	21,675
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	12,700	38,155
	Wuhu Token Science Co., Ltd., Class A	47,200	65,695
	Wuliangye Yibin Co., Ltd., Class A	19,903	683,003
	WUS Printed Circuit Kunshan Co., Ltd., Class A	39,160	80,318
	WuXi AppTec Co., Ltd., Class H	7,080	156,930
*	Wuxi Biologics Cayman, Inc.	35,500	542,236
	Wuxi Lead Intelligent Equipment Co., Ltd., Class A	4,960	58,567
	Wuxi Taiji Industry Co., Ltd., Class A	37,600	54,439
	XCMG Construction Machinery Co., Ltd., Class A	99,774	90,132
	XGD, Inc., Class A	12,800	20,065
	Xiabuxiabu Catering Management China Holdings Co., Ltd.	307,500	273,922
	Xiamen C & D, Inc., Class A	70,200	76,927
	Xiamen Comfort Science & Technology Group Co., Ltd., Class A	8,600	21,189
	Xiamen Faratronic Co., Ltd., Class A	2,900	80,572
	Xiamen International Airport Co., Ltd., Class A	7,200	17,108
	Xiamen International Port Co., Ltd., Class H	500,000	54,057
	Xiamen Intretech, Inc., Class A	9,010	53,301
	Xiamen ITG Group Corp., Ltd., Class A	37,200	40,952
	Xiamen Kingdomway Group Co., Class A	8,200	43,694
	Xiamen Meiya Pico Information Co., Ltd., Class A	11,494	33,533

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xiamen Tungsten Co., Ltd., Class A	25,200	$117,171
	Xiamen Xiangyu Co., Ltd., Class A	58,300	65,121
*	Xian International Medical Investment Co., Ltd., Class A	21,100	42,698
	Xiandai Investment Co., Ltd., Class A	22,700	13,905
	Xilinmen Furniture Co., Ltd., Class A	11,100	45,034
	Xinfengming Group Co., Ltd., Class A	21,700	64,611
	Xingda International Holdings, Ltd.	565,612	118,757
	Xingfa Aluminium Holdings, Ltd.	60,000	94,625
	Xinhu Zhongbao Co., Ltd., Class A	188,800	85,825
	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	270,753	508,756
*	Xinjiang Machinery Research Institute Co., Ltd., Class A	23,500	13,416
	Xinjiang Tianshan Cement Co., Ltd., Class A	24,900	47,218
*	Xinjiang Xinxin Mining Industry Co., Ltd., Class H	122,000	26,767
	Xinjiang Zhongtai Chemical Co., Ltd., Class A	47,800	85,272
	Xinxing Ductile Iron Pipes Co., Ltd., Class A	107,300	67,341
	Xinyangfeng Agricultural Technology Co., Ltd., Class A	17,800	51,215
	Xinyi Solar Holdings, Ltd.	2,192,943	4,417,180
	Xinyu Iron & Steel Co., Ltd., Class A	87,200	105,839
	Xinyuan Real Estate Co., Ltd., ADR	23,488	48,855
#	Xtep International Holdings, Ltd.	633,336	880,765
	Xuji Electric Co., Ltd., Class A	27,900	61,675
	Yadea Group Holdings, Ltd.	606,000	1,042,879
*	YaGuang Technology Group Co., Ltd., Class A	9,100	17,885
	Yango Group Co., Ltd., Class A	89,900	60,910
	Yantai Changyu Pioneer Wine Co., Ltd., Class A	4,600	22,056
	Yantai Dongcheng Pharmaceutical Co., Ltd., Class A	9,623	27,698
	Yantai Jereh Oilfield Services Group Co., Ltd., Class A	23,700	138,993
	YanTai Shuangta Food Co., Ltd., Class A	9,300	16,276
	Yanzhou Coal Mining Co., Ltd., Class H	1,322,000	1,965,303
*	Yashili International Holdings, Ltd.	482,000	38,664
	Yealink Network Technology Corp., Ltd., Class A	4,778	68,375
	Yeebo International Holdings, Ltd.	106,000	44,313
#	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	156,600	120,748
*	Yida China Holdings, Ltd.	110,000	13,514
	Yifan Pharmaceutical Co., Ltd., Class A	25,700	54,350
	Yifeng Pharmacy Chain Co., Ltd., Class A	5,460	41,316
	Yihai International Holding, Ltd.	182,000	1,097,842
	Yijiahe Technology Co., Ltd., Class A	2,380	22,487
	Yintai Gold Co., Ltd., Class A	45,920	64,992
	Yip's Chemical Holdings, Ltd.	96,000	62,983
*	Yiren Digital, Ltd., Sponsored ADR	8,553	34,725
*	Yixin Group, Ltd.	74,500	18,622
	Yixintang Pharmaceutical Group Co., Ltd., Class A	11,100	50,134
	Yonghui Superstores Co., Ltd., Class A	90,816	56,855
	Yonyou Network Technology Co., Ltd., Class A	3,000	16,679
	Yotrio Group Co., Ltd., Class A	52,300	26,948
	Youngor Group Co., Ltd., Class A	74,500	73,526
	Youzu Interactive Co., Ltd., Class A	22,572	47,611
	Yuexiu Property Co., Ltd.	778,344	724,768
	Yuexiu Transport Infrastructure, Ltd.	172,639	91,076
	Yum China Holdings, Inc.	62,870	3,909,885
	Yunda Holding Co., Ltd., Class A	48,800	98,761
*	Yunnan Aluminium Co., Ltd., Class A	92,300	204,202
	Yunnan Baiyao Group Co., Ltd., Class A	5,000	76,808
	Yunnan Copper Co., Ltd., Class A	26,900	56,720
	Yunnan Energy New Material Co., Ltd., Class A	2,200	84,894
*	Yunnan Tin Co., Ltd., Class A	37,773	102,767
	Yutong Bus Co., Ltd., Class A	43,700	76,964
	Yuzhou Group Holdings Co., Ltd.	1,440,783	296,940

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	ZBOM Home Collection Co., Ltd., Class A	5,740	$23,306
#	Zhaojin Mining Industry Co., Ltd., Class H	372,500	364,122
	Zhefu Holding Group Co., Ltd., Class A	28,500	24,790
*	Zhejiang Century Huatong Group Co., Ltd., Class A	67,640	58,570
	Zhejiang Chint Electrics Co., Ltd., Class A	22,900	150,379
	Zhejiang Communications Technology Co., Ltd.	24,200	18,619
*	Zhejiang Conba Pharmaceutical Co., Ltd., Class A	19,800	13,230
	Zhejiang Crystal-Optech Co., Ltd., Class A	19,700	41,758
	Zhejiang Dahua Technology Co., Ltd., Class A	36,700	120,440
	Zhejiang Expressway Co., Ltd., Class H	416,000	351,207
	Zhejiang Garden Bio-Chemical High-tech Co., Ltd., Class A	9,300	19,946
	Zhejiang Hailiang Co., Ltd., Class A	47,000	82,863
	Zhejiang Hangmin Co., Ltd., Class A	18,000	12,996
	Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	17,900	20,990
	Zhejiang Huace Film & Television Co., Ltd., Class A	37,800	33,307
	Zhejiang Huahai Pharmaceutical Co., Ltd., Class A	14,990	45,334
	Zhejiang Huayou Cobalt Co., Ltd., Class A	3,700	75,457
	Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	28,900	41,072
	Zhejiang Jianfeng Group Co., Ltd., Class A	9,100	14,725
	Zhejiang Jiecang Linear Motion Technology Co., Ltd., Class A	4,200	31,560
	Zhejiang Jiemei Electronic & Technology Co., Ltd., Class A	4,800	25,001
	Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A	5,800	57,450
*	Zhejiang Jingu Co., Ltd., Class A	19,200	16,178
	Zhejiang Jingxin Pharmaceutical Co., Ltd., Class A	13,800	16,654
*	Zhejiang Jinke Culture Industry Co., Ltd., Class A	29,900	14,567
	Zhejiang Juhua Co., Ltd., Class A	64,900	118,707
	Zhejiang Longsheng Group Co., Ltd., Class A	92,900	176,764
	Zhejiang Medicine Co., Ltd., Class A	21,136	52,295
	Zhejiang Meida Industrial Co., Ltd., Class A	10,960	25,448
	Zhejiang Narada Power Source Co., Ltd., Class A	24,500	54,773
	Zhejiang NHU Co., Ltd., Class A	52,129	209,486
	Zhejiang Orient Financial Holdings Group Co., Ltd., Class A	62,530	36,748
	Zhejiang Runtu Co., Ltd., Class A	27,665	38,036
	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	20,300	67,413
	Zhejiang Satellite Petrochemical Co., Ltd., Class A	35,000	197,684
	Zhejiang Semir Garment Co., Ltd., Class A	40,300	60,803
*	Zhejiang Shibao Co., Ltd., Class H	46,000	10,675
	Zhejiang Supor Co., Ltd., Class A	4,000	32,117
	Zhejiang Tianyu Pharmaceutical Co., Ltd., Class A	4,680	19,917
	Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	58,300	47,451
	Zhejiang Wanliyang Co., Ltd., Class A	35,300	48,458
	Zhejiang Weiming Environment Protection Co., Ltd., Class A	18,900	81,418
	Zhejiang Weixing New Building Materials Co., Ltd., Class A	22,800	67,487
	Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd., Class A	2,700	25,136
	Zhejiang Xianju Pharmaceutical Co., Ltd., Class A	24,100	41,261
	Zhejiang Xinan Chemical Industrial Group Co., Ltd., Class A	15,700	53,681
	Zhejiang Yankon Group Co., Ltd., Class A	35,300	19,872
	Zhejiang Yasha Decoration Co., Ltd., Class A	45,007	50,734
*	Zhejiang Yongtai Technology Co., Ltd., Class A	12,000	42,066
#	Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	138,400	162,293
	Zhenro Properties Group, Ltd.	28,000	15,634
*	Zheshang Securities Co., Ltd., Class A	9,400	16,183
	Zhong An Group, Ltd.	1,486,000	70,911
#*	ZhongAn Online P&C Insurance Co., Ltd., Class H	87,200	473,452
	Zhongji Innolight Co., Ltd., Class A	9,800	64,879
	Zhongjin Gold Corp., Ltd., Class A	23,900	30,416
	Zhongshan Broad Ocean Motor Co., Ltd., Class A	68,600	69,921
	Zhongsheng Group Holdings, Ltd.	354,500	3,267,156
*	Zhongtian Financial Group Co., Ltd., Class A	124,200	41,832

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhongyu Gas Holdings, Ltd.	190,666	$163,587
	Zhongyuan Environment-Protection Co., Ltd., Class A	10,600	9,727
#	Zhou Hei Ya International Holdings Co., Ltd.	397,500	344,669
*	Zhuhai Orbita Aerospace Science & Technology Co., Ltd., Class A	11,500	19,326
*	Zhuzhou CRRC Times Electric Co., Ltd., Class H	212,800	1,662,304
	Zhuzhou Hongda Electronics Corp., Ltd., Class A	3,400	40,483
	Zhuzhou Kibing Group Co., Ltd., Class A	42,907	138,531
	Zibo Qixiang Tengda Chemical Co., Ltd., Class A	36,300	67,166
	Zijin Mining Group Co., Ltd., Class H	3,117,000	4,420,503
	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	776,800	669,031
	ZTE Corp., Class H	159,400	569,501
	ZTO Express Cayman, Inc., ADR	76,912	2,081,239
TOTAL CHINA			427,643,125
COLOMBIA — (0.0%)
	Banco de Bogota SA	4,740	83,469
	Bancolombia SA, Sponsored ADR	5,279	150,188
	Bancolombia SA	12,320	86,094
	Celsia SA ESP	103,896	108,290
	Cementos Argos SA	144,715	208,788
*	CEMEX Latam Holdings SA	37,434	35,233
*	Corp. Financiera Colombiana SA	17,502	132,144
	Ecopetrol SA	356,765	242,229
	Grupo Argos SA	73,551	191,369
	Grupo Aval Acciones y Valores SA, ADR	5,281	27,567
	Grupo de Inversiones Suramericana SA	30,393	135,585
	Grupo Energia Bogota SA ESP	47,042	30,678
	Grupo Nutresa SA	22,661	120,960
	Interconexion Electrica SA ESP	72,437	407,575
TOTAL COLOMBIA			1,960,169
CZECH REPUBLIC — (0.0%)
	CEZ A.S.	19,352	536,828
*	Komercni banka A.S.	9,028	335,126
*	Moneta Money Bank A.S.	29,728	120,737
	O2 Czech Republic A.S.	10,996	134,230
	Philip Morris CR A.S.	100	67,544
TOTAL CZECH REPUBLIC			1,194,465
DENMARK — (1.7%)
*	ALK-Abello A.S.	2,640	1,301,540
#	Alm Brand A.S.	31,154	226,188
	Ambu A.S., Class B	9,445	349,433
	AP Moller - Maersk A.S., Class A	237	633,597
	AP Moller - Maersk A.S., Class B	272	754,860
#*	Bang & Olufsen A.S.	42,342	235,988
	BankNordik P/F	590	15,708
*	Bavarian Nordic A.S.	24,408	990,613
*	Brodrene Hartmann A.S.	1,220	98,437
	Carlsberg A.S., Class B	14,885	2,750,531
	Chemometec A.S.	2,939	470,504
#	Chr Hansen Holding A.S.	19,145	1,721,722
	Coloplast A.S., Class B	6,991	1,278,399
	Columbus A.S.	35,018	59,714
	D/S Norden A.S.	13,341	380,759
	Danske Bank A.S.	92,908	1,628,307
#*	Demant A.S.	32,505	1,986,624
*	Dfds A.S.	15,439	852,737

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
*	Drilling Co. of 1972 A.S. (The)	4,458	$171,962
	DSV Panalpina A.S.	27,675	6,746,192
	FLSmidth & Co. A.S.	15,703	582,014
*	Genmab A.S.	6,398	2,891,761
	GN Store Nord A.S.	43,099	3,776,911
	H Lundbeck A.S.	23,106	697,240
*	H+H International A.S., Class B	8,326	280,857
*	ISS A.S.	58,124	1,371,648
	Jeudan A.S.	2,050	85,283
*	Jyske Bank A.S.	25,989	1,261,082
	Matas A.S.	17,726	316,015
	Netcompany Group A.S.	4,326	534,429
*	Nilfisk Holding A.S.	14,855	521,291
*	NKT A.S.	15,126	718,789
#	NNIT A.S.	4,966	107,010
	North Media A.S.	804	14,092
	Novo Nordisk A.S., Sponsored ADR	20,820	1,927,932
	Novo Nordisk A.S., Class B	132,667	12,281,153
	Novozymes A.S., Class B	33,413	2,625,085
*	NTG Nordic Transport Group A.S.	414	32,165
	Orsted A.S.	6,739	999,529
	Pandora A.S.	47,272	6,114,964
*	Parken Sport & Entertainment A.S.	2,697	33,784
	Per Aarsleff Holding A.S.	8,330	359,006
	Ringkjoebing Landbobank A.S.	12,114	1,375,546
	Rockwool International A.S., Class A	396	182,879
	Rockwool International A.S., Class B	2,687	1,425,792
	Royal Unibrew A.S.	25,442	3,447,749
	RTX A.S.	2,195	60,628
	Scandinavian Tobacco Group A.S., Class A	28,049	574,618
	Schouw & Co., A.S.	5,681	607,811
	SimCorp A.S.	12,571	1,746,691
	Solar A.S., Class B	2,972	289,028
	SP Group A.S.	380	23,329
	Spar Nord Bank A.S.	40,494	486,790
	Sydbank A.S.	28,574	874,783
*	Tivoli A.S.	202	28,026
	Topdanmark A.S.	23,496	1,196,493
	TORM P.L.C., Class A	11,612	99,613
	Tryg A.S.	54,210	1,339,787
	Vestas Wind Systems A.S.	54,370	2,004,869
*	Zealand Pharma A.S.	9,863	298,955
TOTAL DENMARK			76,249,242
EGYPT — (0.0%)
*	Commercial International Bank Egypt S.A.E., GDR	37,735	137,104
*	Commercial International Bank Egypt S.A.E., GDR	57,748	209,625
TOTAL EGYPT			346,729
FINLAND — (1.2%)
	Aktia Bank Oyj	19,350	271,272
	Alma Media Oyj	10,852	143,985
	Aspo Oyj	8,325	95,543
	Atria Oyj, Class A	7,160	104,325
*	BasWare Oyj	1,070	49,268
	Cargotec Oyj, Class B	17,540	942,867
	Caverion Oyj	20,229	175,511
#	Citycon Oyj	17,306	152,228

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Digia Oyj	1,095	$10,404
	Elisa Oyj	34,940	2,245,635
#*	Finnair Oyj	361,889	290,115
	Fiskars Oyj Abp	13,847	339,343
	Fortum Oyj	77,300	2,129,636
	F-Secure Oyj	28,944	141,969
	Harvia Oyj	873	63,635
	HKScan Oyj, Class A	20,409	52,438
	Huhtamaki Oyj	35,591	1,895,589
	Kemira Oyj	57,596	970,636
	Kesko Oyj, Class A	32,432	1,259,579
	Kesko Oyj, Class B	99,008	4,243,676
	Kone Oyj, Class B	22,183	1,837,342
	Konecranes Oyj, Class A	28,082	1,208,750
	Lassila & Tikanoja Oyj	16,264	287,819
	Metsa Board Oyj	77,438	856,015
	Metsa Board Oyj	2,838	32,175
	Metso Outotec Oyj	252,364	2,865,370
	Musti Group Oyj	271	11,186
	Neles Oyj	50,417	779,964
	Neste Oyj	35,303	2,170,103
*	Nokia Oyj	394,854	2,426,117
*	Nokia Oyj	150,663	924,753
*	Nokia Oyj, Sponsored ADR	185,691	1,129,001
	Nokian Renkaat Oyj	63,102	2,661,357
	Nordea Bank Abp	291,852	3,417,706
	Nordea Bank Abp	62,719	736,064
	Olvi Oyj, Class A	6,636	416,484
	Oriola Oyj, Class B	72,809	167,915
	Orion Oyj, Class A	9,151	389,714
	Orion Oyj, Class B	25,310	1,077,332
*	Outokumpu Oyj	140,239	1,000,544
	Pihlajalinna Oyj	749	10,482
	Ponsse Oyj	3,963	202,103
	Raisio Oyj, Class V	10,277	48,208
*	Rapala VMC Oyj	2,901	34,925
	Revenio Group Oyj	8,066	654,546
	Rovio Entertainment Oyj	4,014	33,999
	Sampo Oyj, Class A	31,801	1,530,537
	Sanoma Oyj	47,701	884,696
	Stora Enso Oyj, Class R	122,739	2,430,438
	Teleste Oyj	1,219	9,031
	Terveystalo Oyj	4,725	64,231
	TietoEVRY Oyj	19,010	639,389
	Tokmanni Group Corp.	24,997	721,725
	UPM-Kymmene Oyj	64,578	2,639,005
	Uponor Oyj	24,735	788,825
	Vaisala Oyj, Class A	5,625	261,427
	Valmet Oyj	66,924	2,792,933
	Verkkokauppa.com Oyj	1,444	14,629
	Wartsila OYJ Abp	119,220	1,795,986
	YIT Oyj	72,874	441,883
TOTAL FINLAND			55,972,363
FRANCE — (5.3%)
	ABC arbitrage	5,238	44,510
*	Accor SA	34,139	1,208,182
*	Aeroports de Paris	3,798	460,380
	Air Liquide SA	57,881	10,065,994

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*	Airbus SE	45,205	$6,200,708
*	Akka Technologies	5,836	325,996
	AKWEL	7,357	212,067
	Albioma SA	15,305	611,573
	ALD SA	4,165	60,975
*	Alstom SA	8,817	365,697
	Alten SA	16,066	2,553,943
	Amundi SA	9,443	872,093
	Arkema SA	33,154	4,219,987
	Assystem SA	2,834	101,994
	Atos SE	25,824	1,234,973
	Aubay	3,005	173,241
	AXA SA	128,655	3,331,782
	Axway Software SA	1,805	60,810
	Bastide le Confort Medical	2,315	130,717
*	Beneteau SA	23,224	379,572
*	Bigben Interactive	8,107	148,365
	BioMerieux	4,348	518,440
	BNP Paribas SA	72,908	4,445,866
	Boiron SA	3,504	181,870
	Bollore SA	236,143	1,319,642
	Bonduelle SCA	10,224	255,801
*	Bourbon Corp.	12,106	0
	Bouygues SA	98,103	3,781,031
	Bureau Veritas SA	57,278	1,891,533
	Burelle SA	26	22,267
	Capgemini SE	25,056	5,415,921
	Carrefour SA	192,881	3,582,624
*	Casino Guichard Perrachon SA	11,399	322,243
*	Catering International Services	977	12,980
*	Cegedim SA	4,100	138,626
*	CGG SA	323,049	225,840
	Chargeurs SA	12,015	311,909
	Cie de Saint-Gobain	83,894	5,996,596
*	Cie des Alpes	12,244	178,641
	Cie Generale des Etablissements Michelin SCA	50,834	8,303,343
	Cie Plastic Omnium SA	34,079	1,081,562
*	Claranova SADIR	1,863	17,126
	CNP Assurances	44,436	755,331
*	Coface SA	38,579	484,275
	Credit Agricole SA	76,761	1,070,318
	Danone SA, Sponsored ADR	600	8,832
	Danone SA	82,090	6,038,006
	Dassault Aviation SA	106	126,209
	Dassault Systemes SE, Sponsored ADR	5,700	314,926
	Dassault Systemes SE	5,700	314,425
*	DBV Technologies SA	693	7,538
	Delta Plus Group	763	80,062
*	Derichebourg SA	59,500	628,495
	Edenred	42,006	2,440,378
	Eiffage SA	44,501	4,536,639
	Electricite de France SA	127,055	1,542,389
*	Elior Group SA	36,919	253,078
*	Elis SA	94,425	1,693,304
	Engie SA	166,950	2,226,329
*	Eramet SA	4,198	335,697
	EssilorLuxottica SA	10,135	1,913,315
*	Esso SA Francaise	1,602	20,434
*	Etablissements Maurel et Prom SA	14,004	31,362

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Eurofins Scientific SE	15,445	$1,847,412
*	Europcar Mobility Group	127,417	75,444
	Eutelsat Communications SA	79,539	865,469
*	Exel Industries, Class A	538	53,067
	Faurecia SE	70,942	3,166,319
	Faurecia SE	2,213	100,832
	Fnac Darty SA	10,708	743,265
	Fnac Darty SA	3,486	240,916
	Gaztransport Et Technigaz SA	8,235	660,347
	Getlink SE	40,279	645,213
*	GL Events	7,370	117,268
	Groupe Crit	2,025	164,544
	Groupe Gorge SA	981	18,419
	Guerbet	3,868	144,245
*	Haulotte Group SA	3,630	25,830
	Hermes International	2,632	4,023,738
	HEXAOM	1,444	75,238
*	ID Logistics Group	971	310,967
	Iliad SA	16,484	3,552,383
	Imerys SA	14,893	689,845
	Infotel SA	1,054	62,526
	Ipsen SA	16,751	1,790,019
	IPSOS	17,638	819,431
	Jacquet Metals SACA	7,553	180,524
*	JCDecaux SA	31,556	860,818
	Kaufman & Broad SA	11,366	504,322
	Kering SA	5,323	4,775,469
	Korian SA	36,084	1,369,833
*	Lagardere SA	70,942	1,978,738
	Laurent-Perrier	664	80,319
	Lectra	9,871	402,194
	Legrand SA	32,156	3,623,848
	Linedata Services	2,241	108,193
	LISI	11,769	401,249
	LNA Sante SA	2,542	160,159
	L'Oreal SA	3,958	1,810,759
	LVMH Moet Hennessy Louis Vuitton SE	19,841	15,886,034
	Maisons du Monde SA	19,044	435,749
	Manitou BF SA	3,963	130,316
	Manutan International	734	68,274
	Mersen SA	7,318	290,689
	Metropole Television SA	17,775	355,927
	Nexans SA	16,299	1,560,032
	Nexity SA	24,700	1,244,241
*	Nicox	4,348	16,655
	NRJ Group	8,607	62,691
*	Oeneo SA	11,406	175,617
*	OL Groupe SA	2,387	6,315
*	Onxeo SA	18,755	12,996
#	Orange SA, Sponsored ADR	6,981	77,838
	Orange SA	611,218	6,802,326
	Orpea SA	13,444	1,707,218
	Pernod Ricard SA	6,609	1,458,649
	Plastiques Du Val De Loire	6,808	53,414
	Publicis Groupe SA, ADR	1,600	25,392
	Publicis Groupe SA	77,738	4,907,648
	Quadient SA	16,180	474,906
*	Rallye SA	4,002	26,625
*	Recylex SA	4,505	1,852

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Remy Cointreau SA	1,378	$302,707
*	Renault SA	60,896	2,312,869
	Rexel SA	138,509	2,924,190
	Robertet SA	77	91,396
	Rothschild & Co.	7,848	293,706
	Rubis SCA	25,147	1,008,777
	Safran SA	20,793	2,721,270
	Sanofi, ADR	11,372	586,340
	Sanofi	39,098	4,029,956
	Sartorius Stedim Biotech	3,950	2,254,832
	Savencia SA	2,171	174,089
	Schneider Electric SE	13,386	2,241,999
	Schneider Electric SE	1,444	242,458
	SCOR SE	56,492	1,577,631
	SEB SA	10,531	1,749,811
	Seche Environnement SA	1,874	108,706
	SES SA, Class A	158,557	1,222,376
	Societe BIC SA	14,721	998,022
	Societe Generale SA	109,658	3,211,411
	Societe LDC SA	135	16,492
	Societe pour l'Informatique Industrielle	1,100	45,397
*	Sodexo SA	18,958	1,615,325
*	SOITEC	6,409	1,536,542
*	Solocal Group	30,984	58,478
	Somfy SA	3,079	589,535
	Sopra Steria Group SACA	7,385	1,468,080
	SPIE SA	49,105	1,163,126
	Stef SA	2,220	258,061
	STMicroelectronics NV	44,824	1,844,676
#	STMicroelectronics NV	42,213	1,742,130
	Suez SA	61,973	1,445,619
	Sword Group	2,952	158,827
	Synergie SE	6,848	300,544
	Teleperformance	9,260	3,905,836
	Television Francaise 1	38,901	371,435
	Thales SA	21,840	2,292,211
	Thermador Groupe	2,169	241,860
	Total Gabon	289	46,456
#	TotalEnergies SE, Sponsored ADR	9,550	416,674
	TotalEnergies SE	196,118	8,552,061
*	Touax SA	698	6,988
	Trigano SA	3,741	809,181
*	Ubisoft Entertainment SA	15,625	990,528
	Union Financiere de France BQE SA	1,915	40,320
	Valeo	86,443	2,499,570
*	Vallourec SA	20,750	201,317
	Veolia Environnement SA, ADR	13,366	439,340
	Veolia Environnement SA	39,060	1,281,067
	Verallia SA	7,428	275,444
	Vetoquinol SA	832	120,785
	Vicat SA	9,130	460,245
	VIEL & Cie SA	11,323	81,412
	Vilmorin & Cie SA	3,893	261,312
	Vinci SA	60,804	6,437,588
	Virbac SA	1,392	562,207
	Vivendi SE	30,617	1,034,443
*	Vranken-Pommery Monopole SA	954	20,255
*	Wavestone	637	31,732
*	Worldline SA	46,410	4,343,960

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*	Xilam Animation S.A.	450	$20,654
TOTAL FRANCE			243,859,587
GERMANY — (4.7%)
	1&1 AG	18,382	545,398
	7C Solarparken AG	10,291	46,370
	Aareal Bank AG	25,241	636,522
	Adesso SE	259	47,563
	Adidas AG	13,545	4,916,203
	ADLER Group SA	14,114	342,506
*	ADVA Optical Networking SE	27,653	411,362
	AIXTRON SE	7,882	194,432
	All for One Group SE	326	25,915
	Allgeier SE	1,637	46,202
	Allianz SE	22,213	5,521,338
	Allianz SE, Sponsored ADR	35,377	878,942
	Amadeus Fire AG	1,136	228,223
	Atoss Software AG	1,330	270,471
	Aurubis AG	21,241	2,151,092
	BASF SE	36,403	2,860,490
	Basler AG	1,425	186,945
*	Bauer AG	7,803	116,060
	Bayer AG	114,396	6,815,598
	Bayerische Motoren Werke AG	61,171	6,082,310
	BayWa AG	8,368	383,678
	Bechtle AG	11,434	2,360,923
	Beiersdorf AG	1,981	235,291
	Bertrandt AG	2,768	163,718
	bet-at-home.com AG	1,125	39,828
*	Bijou Brigitte AG	1,389	38,710
	Bilfinger SE	12,771	392,776
*	Borussia Dortmund GmbH & Co., KGaA	62,002	450,320
	Brenntag SE	47,648	4,759,049
	CANCOM SE	6,898	433,507
	Carl Zeiss Meditec AG	1,102	245,429
*	CECONOMY AG	72,720	348,876
	CENIT AG	4,236	74,594
	Cewe Stiftung & Co., KGaA	4,034	604,709
*	Commerzbank AG	369,047	2,376,640
	CompuGroup Medical SE & Co., KgaA	8,876	712,043
*	Continental AG	21,050	2,859,539
#*	Corestate Capital Holding SA	2,334	34,893
	Covestro AG	71,604	4,612,815
	CropEnergies AG	13,802	162,523
*	CTS Eventim AG & Co., KGaA	20,387	1,385,197
	Daimler AG	170,534	15,218,355
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	208	14,554
*	Delivery Hero SE	1,542	230,518
*	Delticom AG	1,778	20,459
	Dermapharm Holding SE	3,621	289,656
*	Deutsche Bank AG	280,053	3,503,463
	Deutsche Boerse AG	12,969	2,164,058
#*	Deutsche Lufthansa AG	104,980	1,185,683
	Deutsche Pfandbriefbank AG	61,059	672,601
	Deutsche Post AG	112,278	7,609,211
	Deutsche Telekom AG	475,038	9,859,009
	Deutsche Wohnen SE	31,232	1,949,861
*	Deutz AG	84,879	720,940
	DIC Asset AG	17,469	315,602

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	DMG Mori AG	7,777	$385,067
	Dr Hoenle AG	1,093	62,791
	Draegerwerk AG & Co., KGaA	1,779	158,632
	Duerr AG	28,640	1,368,496
	E.ON SE	88,783	1,091,454
	Eckert & Ziegler Strahlen- und Medizintechnik AG	4,548	625,558
	Elmos Semiconductor SE	2,371	106,669
*	ElringKlinger AG	14,246	232,467
#	Encavis AG	8,160	149,339
	Energiekontor AG	3,966	262,368
	Evonik Industries AG	42,794	1,487,952
*	Evotec SE	3,844	159,389
	Fielmann AG	8,977	674,135
	First Sensor AG	1,547	79,680
#*	flatexDEGIRO AG	3,438	415,451
*	Francotyp-Postalia Holding AG, Class A	6,658	23,325
*	Fraport AG Frankfurt Airport Services Worldwide	14,488	952,930
	Freenet AG	73,647	1,761,436
	Fresenius Medical Care AG & Co., KGaA	26,181	2,063,618
	Fresenius SE & Co., KGaA	87,475	4,597,683
	Fuchs Petrolub SE	6,121	245,031
	GEA Group AG	14,351	636,328
	Gerresheimer AG	19,577	2,044,114
*	Gesco AG	3,607	92,461
	GFT Technologies SE	11,646	389,501
*	Grammer AG	776	22,276
	Grand City Properties SA	21,921	582,229
	GRENKE AG	1,112	48,386
*	H&R GmbH & Co., KGaA	7,950	90,533
	Hamburger Hafen und Logistik AG	20,252	480,368
	Hannover Rueck SE	4,874	819,238
#	Hapag-Lloyd AG	9,103	1,966,594
	Hawesko Holding AG	509	36,683
	HeidelbergCement AG	23,068	2,044,233
*	Heidelberger Druckmaschinen AG	199,929	467,696
#*	Hella GmbH & Co., KGaA	21,998	1,540,080
#*	HelloFresh SE	17,524	1,642,689
	Henkel AG & Co., KGaA	4,488	408,071
*	Highlight Communications AG	2,399	10,997
	Hochtief AG	5,911	469,022
*	HolidayCheck Group AG	20,142	60,199
#	Hornbach Baumarkt AG	5,038	202,921
	Hornbach Holding AG & Co., KGaA	5,551	623,710
	Hugo Boss AG	20,535	1,230,226
*	Hypoport SE	249	150,025
	Indus Holding AG	10,309	434,632
	Infineon Technologies AG	97,559	3,728,132
	Infineon Technologies AG, ADR	36,257	1,387,918
	Instone Real Estate Group AG	7,326	226,560
	IVU Traffic Technologies AG	1,229	30,750
	Jenoptik AG	11,445	392,776
	JOST Werke AG	4,857	296,599
*	K+S AG	80,857	1,159,855
	KION Group AG	37,498	3,982,061
*	Kloeckner & Co. SE	25,833	392,987
	Knorr-Bremse AG	4,275	484,100
*	Koenig & Bauer AG	6,651	227,694
	Krones AG	4,409	434,703
	KSB SE & Co., KGaA	38	18,745

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	KWS Saat SE & Co., KGaA	3,610	$303,473
	Lanxess AG	40,940	2,965,017
	LEG Immobilien SE	9,260	1,463,512
	Leifheit AG	2,484	126,764
#*	Leoni AG	13,093	228,657
*	Manz AG	1,394	104,671
*	Medigene AG	1,703	7,919
	Merck KGaA	7,514	1,538,146
	METRO AG	100,184	1,298,678
	MLP SE	26,112	213,745
	MTU Aero Engines AG	10,560	2,641,450
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	8,264	2,229,825
#*	Nagarro SE	1,714	261,169
	Nemetschek SE	18,442	1,627,466
	New Work SE	1,082	325,163
	Nexus AG	2,243	178,364
#*	Nordex SE	32,040	616,207
	Norma Group SE	23,642	1,251,913
	OHB SE	3,082	146,321
	Patrizia AG	13,031	332,114
	Pfeiffer Vacuum Technology AG	1,904	388,420
	PNE AG	35,221	294,288
*	Progress-Werk Oberkirch AG	1,010	36,444
	ProSiebenSat.1 Media SE	87,695	1,666,112
	PSI Software AG	1,178	57,823
	Puma SE	14,786	1,813,790
	Puma SE	1,980	242,885
*	PVA TePla AG	1,898	76,764
*	q.beyond AG	69,244	149,415
#*	QIAGEN NV	11,521	617,444
*	R Stahl AG	845	23,444
	Rational AG	859	935,384
	Rheinmetall AG	26,456	2,538,713
	RTL Group SA	15,932	901,961
	RWE AG	88,013	3,129,361
*	SAF-Holland SE	26,601	370,341
*	Salzgitter AG	17,700	689,138
	SAP SE, Sponsored ADR	9,200	1,322,224
	SAP SE	31,215	4,479,703
*	Schaltbau Holding AG	2,053	99,229
	Schloss Wachenheim AG	321	7,043
	Scout24 AG	6,352	543,948
	Secunet Security Networks AG	423	241,649
*	SGL Carbon SE	3,688	40,998
	Siemens AG	35,072	5,472,390
	Siemens Healthineers AG	7,241	478,060
#	Siltronic AG	12,404	2,022,841
*	Sixt SE	8,157	1,134,847
	SMA Solar Technology AG	2,407	125,971
#	Software AG	15,307	739,725
	Stabilus SA	6,680	530,310
	STRATEC SE	1,502	233,068
	Stroeer SE & Co., KGaA	9,941	786,286
	Suedzucker AG	24,215	364,496
*	SUESS MicroTec SE	5,804	182,522
	Surteco Group SE	3,313	120,182
	Symrise AG, Class A	17,987	2,652,163
	TAG Immobilien AG	22,420	743,545
	Takkt AG	16,965	278,854

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
*	Talanx AG	10,471	$444,898
	Technotrans SE	1,931	65,821
	Telefonica Deutschland Holding AG	583,613	1,573,162
*	thyssenkrupp AG	122,477	1,220,219
	Traffic Systems SE	1,246	62,094
	Uniper SE	33,796	1,319,495
	United Internet AG	51,461	2,129,833
#	Varta AG	1,262	218,907
	VERBIO Vereinigte BioEnergie AG	11,970	648,417
	Volkswagen AG	6,667	2,212,685
	Vonovia SE	15,745	1,048,290
	Vossloh AG	2,803	141,111
	Wacker Chemie AG	8,826	1,298,340
	Wacker Neuson SE	14,206	428,156
	Washtec AG	4,642	317,141
*	Westwing Group AG	2,736	129,733
	Wuestenrot & Wuerttembergische AG	11,676	255,344
*	Zalando SE	6,195	688,341
	Zeal Network SE	269	13,236
*	zooplus AG	1,481	504,284
TOTAL GERMANY			214,024,395
GREECE — (0.1%)
*	Aegean Airlines SA	8,926	57,154
*	Alpha Services and Holdings SA	218,111	281,661
	Athens Water Supply & Sewage Co. SA	6,973	65,245
	Autohellas Tourist and Trading SA	6,534	56,631
	Bank of Greece	4,237	77,999
*	Ellaktor SA	27,611	42,262
*	Eurobank Ergasias Services and Holdings SA, Class A	175,715	165,615
*	FF Group	3,954	4,221
*	Fourlis Holdings SA	8,683	42,930
*	GEK Terna Holding Real Estate Construction SA	21,311	240,623
	Hellenic Exchanges - Athens Stock Exchange SA	7,810	36,969
	Hellenic Petroleum SA	16,443	112,515
	Hellenic Telecommunications Organization SA	24,316	443,726
	Holding Co. ADMIE IPTO SA	18,711	57,692
	JUMBO SA	10,239	162,666
*	LAMDA Development SA	21,537	215,248
*	Motor Oil Hellas Corinth Refineries SA	16,204	260,427
	Mytilineos SA	18,428	341,815
*	National Bank of Greece SA	37,403	105,911
	OPAP SA	21,155	305,580
*	Piraeus Financial Holdings SA	4,666	8,024
	Piraeus Port Authority SA	2,736	62,772
*	Public Power Corp. SA	13,423	144,094
	Quest Holdings SA	650	11,626
	Sarantis SA	4,694	49,011
	Terna Energy SA	9,557	128,431
TOTAL GREECE			3,480,848
HONG KONG — (1.8%)
	AIA Group, Ltd.	982,400	11,755,163
*	Anxin-China Holdings, Ltd.	816,000	0
	Asia Financial Holdings, Ltd.	72,000	31,215
	ASM Pacific Technology, Ltd.	54,600	703,996
	Associated International Hotels, Ltd.	38,000	70,431
#	Atlas Corp.	42,872	560,337

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Bank of East Asia, Ltd. (The)	291,480	$480,251
	BOC Aviation, Ltd.	105,500	775,706
	BOC Hong Kong Holdings, Ltd.	431,000	1,384,062
	BOCOM International Holdings Co., Ltd.	265,000	59,291
	Brightoil Petroleum Holdings, Ltd.	1,089,000	39,420
	Build King Holdings, Ltd.	300,000	40,151
*	Burwill Holdings, Ltd.	1,710,000	2,927
	Cafe de Coral Holdings, Ltd.	176,000	342,643
#*	Cathay Pacific Airways, Ltd.	543,271	435,919
*	Century City International Holdings, Ltd.	596,000	33,716
	Cheuk Nang Holdings, Ltd.	24,781	8,613
	Chevalier International Holdings, Ltd.	34,349	42,894
*	China Baoli Technologies Holdings, Ltd.	177,500	731
*	China Display Optoelectronics Technology Holdings, Ltd.	360,000	30,530
*	China Energy Development Holdings, Ltd.	3,368,000	41,585
	China Huiyuan Juice Group, Ltd.	306,500	13,828
	Chong Hing Bank, Ltd.	59,000	155,392
	Chow Sang Sang Holdings International, Ltd.	158,000	264,382
	Chow Tai Fook Jewellery Group, Ltd.	235,800	494,354
	Chuang's Consortium International, Ltd.	484,000	58,691
	CITIC Telecom International Holdings, Ltd.	977,000	316,964
	CK Asset Holdings, Ltd.	23,843	162,221
	CK Hutchison Holdings, Ltd.	382,760	2,796,560
	CK Infrastructure Holdings, Ltd.	64,000	386,361
#	CK Life Sciences Int'l Holdings, Inc.	746,000	77,791
	CLP Holdings, Ltd.	102,000	1,051,765
	CNQC International Holdings, Ltd.	407,500	40,826
	Convenience Retail Asia, Ltd.	40,000	4,169
	CSI Properties, Ltd.	2,240,000	70,654
	Dah Sing Banking Group, Ltd.	209,596	215,767
	Dah Sing Financial Holdings, Ltd.	56,700	178,734
*	Digital Domain Holdings, Ltd.	1,810,000	12,340
	Eagle Nice International Holdings, Ltd.	118,000	75,800
	EC Healthcare	35,000	54,316
*	Emperor Capital Group, Ltd.	12,000	177
	Emperor International Holdings, Ltd.	603,333	86,471
*	Energy International Investments Holdings, Ltd.	400,000	3,655
	Fairwood Holdings, Ltd.	26,000	58,429
	Far East Consortium International, Ltd.	824,212	326,485
	Fiber Optic Center, Inc.	521,599	3,524
	First Pacific Co., Ltd.	1,032,400	344,428
*	First Shanghai Investments, Ltd.	1,168,000	42,938
	Fountain SET Holdings, Ltd.	858,000	145,591
	FSE Lifestyle Services, Ltd.	23,000	18,023
*	Galaxy Entertainment Group, Ltd.	76,000	515,055
	Get Nice Financial Group, Ltd.	80,525	9,131
	Giordano International, Ltd.	616,000	119,833
*	Gold Peak Industries Holdings, Ltd.	262,000	22,261
*	Goldin Financial Holdings, Ltd.	62,000	0
*	Goodbaby International Holdings, Ltd.	433,000	100,562
	Great Eagle Holdings, Ltd.	36,711	114,968
	Guotai Junan International Holdings, Ltd.	1,580,000	238,433
#	Haitong International Securities Group, Ltd.	1,004,724	258,935
	Hang Lung Group, Ltd.	275,000	673,416
	Hang Lung Properties, Ltd.	421,000	1,089,711
	Hang Seng Bank, Ltd.	81,600	1,562,758
	Hanison Construction Holdings, Ltd.	215,208	35,201
	Harbour Centre Development, Ltd.	21,000	22,285
	Harmonicare Medical Holdings Ltd.	74,000	3,642

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Henderson Land Development Co., Ltd.	177,486	$792,989
	HK Electric Investments & HK Electric Investments, Ltd.	436,500	442,699
	HKBN, Ltd.	378,000	440,149
	HKR International, Ltd.	378,960	152,931
	HKT Trust & HKT, Ltd.	1,425,000	1,936,972
	Hon Kwok Land Investment Co., Ltd.	20,000	9,184
	Hong Kong & China Gas Co., Ltd.	401,765	653,406
	Hong Kong Exchanges & Clearing, Ltd.	95,290	6,089,954
*	Hong Kong Technology Venture Co., Ltd.	113,000	158,560
*	Hongkong & Shanghai Hotels, Ltd. (The)	209,962	184,759
	Honma Golf, Ltd.	12,500	5,848
	Hsin Chong Group Holdings, Ltd.	876,000	7,395
	Hua Han Health Industry Holdings, Ltd.	1,233,842	17,862
*	Huafa Property Services Group Co., Ltd.	1,180,000	28,673
	Hysan Development Co., Ltd.	111,000	436,872
	International Housewares Retail Co., Ltd.	153,000	56,941
*	IRC, Ltd.	2,236,000	80,739
*	ITC Properties Group, Ltd.	197,218	23,133
	Jacobson Pharma Corp., Ltd.	140,000	11,355
*	JBM Healthcare, Ltd.	17,500	2,654
	Johnson Electric Holdings, Ltd.	207,125	485,432
	JS Global Lifestyle Co., Ltd.	99,500	250,888
	K Wah International Holdings, Ltd.	583,931	263,942
*	Karce International Holdings Open	44,000	0
	Karrie International Holdings, Ltd.	232,000	50,162
	Kerry Logistics Network, Ltd.	245,250	730,820
	Kerry Properties, Ltd.	193,500	571,448
	Kingston Financial Group, Ltd.	1,205,000	76,425
	Kowloon Development Co., Ltd.	172,000	199,700
*	KuangChi Science, Ltd.	152,000	4,685
*	Lai Sun Development Co., Ltd.	93,280	74,246
*	Landing International Development, Ltd.	568,800	16,714
*	Lifestyle International Holdings, Ltd.	202,000	144,145
	Liu Chong Hing Investment, Ltd.	88,000	89,802
	L'Occitane International SA	255,000	886,496
	Luk Fook Holdings International, Ltd.	167,000	534,511
	Lung Kee Bermuda Holdings	68,000	31,733
*	Magnificent Hotel Investment, Ltd.	500,000	7,591
*	Magnum Uranium Corp.	72,000	0
	Man Wah Holdings, Ltd.	772,000	1,549,014
	Master Glory Group, Ltd.	211,687	1,329
*	Meilleure Health International Industry Group, Ltd.	210,000	10,821
	Melco International Development, Ltd.	388,000	619,619
*	Melco Resorts & Entertainment, Ltd., ADR	11,953	166,386
*	MH Development, Ltd.	34,000	952
*	Midland Holdings, Ltd.	214,100	36,826
	Ming Fai International Holdings, Ltd.	107,000	8,788
	Miramar Hotel & Investment	54,000	100,734
	Modern Dental Group, Ltd.	41,000	35,493
	MTR Corp., Ltd.	89,085	528,154
	NagaCorp., Ltd.	666,000	489,327
	Nameson Holdings, Ltd.	764,000	57,941
	National Electronics Hldgs	30,800	4,278
	New World Development Co., Ltd.	274,602	1,301,822
#*	NewOcean Energy Holdings, Ltd.	346,000	17,342
#	Nissin Foods Co., Ltd.	47,000	33,821
	Orient Overseas International, Ltd.	17,000	310,789
	Pacific Andes International Holdings, Ltd.	1,128,607	3,979
*	Pacific Basin Shipping, Ltd.	2,115,000	942,716

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Pacific Century Premium Developments, Ltd.	211,843	$18,263
	Pacific Textiles Holdings, Ltd.	549,000	297,464
*	Paliburg Holdings, Ltd.	156,000	42,649
*	Paradise Entertainment, Ltd.	132,000	16,723
	PAX Global Technology, Ltd.	275,000	298,301
	PC Partner Group, Ltd.	110,000	68,302
	PCCW, Ltd.	1,776,954	930,821
	Pentamaster International, Ltd.	156,000	21,069
	Perfect Medical Health Management, Ltd.	180,000	186,651
	Pico Far East Holdings, Ltd.	396,000	66,235
	Power Assets Holdings, Ltd.	162,500	1,050,594
	Prada SpA	128,000	1,002,974
	Public Financial Holdings, Ltd.	174,000	53,859
*	Realgold Resources Corp.	19,000	0
*	Regal Hotels International Holdings, Ltd.	188,000	95,953
	Regina Miracle International Holdings, Ltd.	170,000	60,391
*	Sands China, Ltd.	162,000	551,780
	SAS Dragon Holdings, Ltd.	216,000	103,393
*	Shangri-La Asia, Ltd.	437,166	388,394
	Shenwan Hongyuan HK, Ltd.	302,500	37,003
*	Singamas Container Holdings, Ltd.	786,000	112,330
	Sino Land Co., Ltd.	648,662	993,989
	SITC International Holdings Co., Ltd.	694,000	2,863,008
*	SJM Holdings, Ltd.	632,301	570,284
	SmarTone Telecommunications Holdings, Ltd.	216,586	121,389
	SMI Culture & Travel Group Holdings, Ltd.	414,396	5,002
	Solomon Systech International, Ltd.	184,000	28,424
	Soundwill Holdings, Ltd.	40,500	42,816
*	South China Holdings Co., Ltd.	1,160,000	16,096
*	Stella International Holdings, Ltd.	173,500	221,276
#*	Summit Ascent Holdings, Ltd.	116,000	9,844
	Sun Hung Kai & Co., Ltd.	264,529	136,109
	Sun Hung Kai Properties, Ltd.	102,588	1,467,558
	SUNeVision Holdings, Ltd.	195,000	205,738
	Swire Pacific, Ltd., Class A	120,000	745,420
	Swire Pacific, Ltd., Class B	207,500	211,954
	Swire Properties, Ltd.	81,200	230,946
	Tai Sang Land Development, Ltd.	20,710	11,076
	Tao Heung Holdings, Ltd.	144,000	18,520
	Tech-Pro, Inc.	2,780,000	4,579
	Techtronic Industries Co., Ltd.	195,000	3,477,295
*	Television Broadcasts, Ltd.	109,900	92,657
	Tenwow International Holdings, Ltd.	286,000	5,244
	Texhong Textile Group, Ltd.	214,000	312,891
	Texwinca Holdings, Ltd.	336,000	75,756
*	Theme International Holdings, Ltd.	630,000	116,963
	Tradelink Electronic Commerce, Ltd.	268,000	39,665
	Transport International Holdings, Ltd.	121,373	226,395
*	Truly International Holdings, Ltd.	766,000	279,168
	United Laboratories International Holdings, Ltd. (The)	332,500	233,523
	Untrade CW Group Holdings	210,000	1,170
*	Untrade Youyuan Holdings	259,510	0
*	Up Energy Development Group, Ltd.	524,000	1,632
	Value Partners Group, Ltd.	692,000	397,867
	Valuetronics Holdings, Ltd.	309,480	135,780
	Vedan International Holdings, Ltd.	152,000	14,663
#	Vitasoy International Holdings, Ltd.	286,000	803,505
#	VPower Group International Holdings, Ltd.	189,000	38,929
	VSTECS Holdings, Ltd.	379,600	303,158

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	VTech Holdings, Ltd.	57,300	$568,233
	Wai Kee Holdings, Ltd.	26,000	13,654
	WH Group, Ltd.	3,640,000	3,015,984
	Wharf Real Estate Investment Co., Ltd.	209,000	1,180,407
	Wing Tai Properties, Ltd.	102,000	57,897
*	Wynn Macau, Ltd.	258,400	331,168
*	Xingye Alloy Materials Group, Ltd.	89,000	12,082
	Xinyi Glass Holdings, Ltd.	968,000	3,617,765
*	YGM Trading, Ltd.	20,000	5,726
	YTO Express Holdings, Ltd.	74,000	30,465
*	Yue Yuen Industrial Holdings, Ltd.	367,000	774,518
#*	Yunfeng Financial Group, Ltd.	4,000	1,202
	Zensun Enterprises, Ltd.	100,000	8,368
	Zhuguang Holdings Group Co., Ltd.	972,000	195,039
TOTAL HONG KONG			80,914,300
HUNGARY — (0.1%)
	4iG Nyrt	4,928	10,764
	Magyar Telekom Telecommunications P.L.C.	155,376	219,872
*	MOL Hungarian Oil & Gas P.L.C.	169,075	1,346,990
*	Opus Global Nyrt	46,922	37,012
*	OTP Bank Nyrt	22,504	1,213,548
	Richter Gedeon Nyrt	14,225	390,273
TOTAL HUNGARY			3,218,459
INDIA — (2.6%)
	Aarti Drugs, Ltd.	12,212	109,630
	Aarti Industries, Ltd.	38,916	491,463
	ACC, Ltd.	18,210	587,142
	Adani Enterprises, Ltd.	25,480	488,700
*	Adani Green Energy, Ltd.	51,257	603,535
	Adani Ports & Special Economic Zone, Ltd.	47,279	429,945
	Adani Total Gas, Ltd.	19,721	240,279
*	Adani Transmission, Ltd.	26,134	312,274
*	Aditya Birla Capital, Ltd.	124,778	194,948
	Advanced Enzyme Technologies, Ltd.	11,772	62,850
	Aegis Logistics, Ltd.	16,040	69,079
	Agro Tech Foods, Ltd.	923	12,322
*	AIA Engineering, Ltd.	1,269	34,143
	Alembic Pharmaceuticals, Ltd.	14,379	152,239
	Alembic, Ltd.	29,520	48,072
	Amara Raja Batteries, Ltd.	17,627	171,128
	Ambuja Cements, Ltd.	100,665	558,445
*	Amtek Auto, Ltd.	48,317	335
*	APL Apollo Tubes, Ltd.	8,496	199,737
	Apollo Hospitals Enterprise, Ltd.	14,909	808,739
	Apollo Tyres, Ltd.	126,505	380,935
*	Arvind Fashions, Ltd.	23,595	66,484
*	Ashok Leyland, Ltd.	372,017	664,284
*	Ashoka Buildcon, Ltd.	19,579	28,452
	Asian Paints, Ltd.	27,762	1,103,652
*	Aster DM Healthcare, Ltd.	8,999	19,757
	Astral, Ltd.	9,314	259,805
	AstraZeneca Pharma India, Ltd.	535	24,179
*	AU Small Finance Bank, Ltd.	6,055	98,799
	Aurobindo Pharma, Ltd.	83,468	1,031,082
	Avanti Feeds, Ltd.	15,731	135,123
*	Avenue Supermarts, Ltd.	7,685	361,955

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Axis Bank, Ltd.	142,126	$1,358,071
*	Axis Bank, Ltd., GDR	735	34,870
	Bajaj Auto, Ltd.	4,179	216,136
	Bajaj Consumer Care, Ltd.	8,046	31,014
*	Bajaj Electricals, Ltd.	3,066	47,371
	Bajaj Finance, Ltd.	13,173	1,106,587
	Bajaj Finserv, Ltd.	3,564	684,088
	Balaji Amines, Ltd.	3,847	169,288
	Balmer Lawrie & Co., Ltd.	27,609	50,333
	Balrampur Chini Mills, Ltd.	54,840	283,592
*	Bank of Maharashtra	168,431	49,914
	BASF India, Ltd.	2,175	84,871
	Bata India, Ltd.	13,096	287,063
	Bayer CropScience, Ltd.	177	13,801
	BEML, Ltd.	5,064	89,002
	Berger Paints India, Ltd.	27,503	312,588
	Bharat Dyanamics, Ltd.	6,234	35,325
	Bharat Electronics, Ltd.	317,319	787,697
	Bharat Forge, Ltd.	21,100	219,766
*	Bharat Heavy Electricals, Ltd.	210,031	168,427
	Bharat Petroleum Corp., Ltd.	65,079	390,686
	Bharat Rasayan, Ltd.	121	21,644
	Bharti Airtel, Ltd.	266,145	2,024,284
*	Biocon, Ltd.	29,954	155,799
	Birla Corp., Ltd.	6,531	131,388
	Birlasoft, Ltd.	50,253	272,098
	Blue Dart Express, Ltd.	1,361	100,158
*	Bodal Chemicals, Ltd.	23,330	37,386
	Bosch, Ltd.	779	156,640
*	Brigade Enterprises, Ltd.	13,760	59,173
	Britannia Industries, Ltd.	8,390	386,770
	Cadila Healthcare, Ltd.	37,042	292,280
	Can Fin Homes, Ltd.	21,581	156,968
*	Capacit'e Infraprojects, Ltd.	11,743	36,323
	Caplin Point Laboratories, Ltd.	7,571	89,865
	Carborundum Universal, Ltd.	10,498	95,903
	Castrol India, Ltd.	35,446	65,989
	CCL Products India, Ltd.	24,406	144,391
*	Ceat, Ltd.	6,528	118,741
	Central Depository Services India, Ltd.	10,440	187,377
*	Century Plyboards India, Ltd.	10,234	58,198
	Century Textiles & Industries, Ltd.	14,491	156,495
	CESC, Ltd.	16,500	185,803
	Chambal Fertilizers & Chemicals, Ltd.	55,186	227,142
	Chennai Super Kings Cricket, Ltd.	65,357	371
	Cholamandalam Financial Holdings, Ltd.	3,687	33,214
	Cholamandalam Investment and Finance Co., Ltd.	94,554	604,570
*	Cipla, Ltd.	90,372	1,118,923
	City Union Bank, Ltd.	73,189	148,488
	Cochin Shipyard, Ltd.	6,292	31,881
	Coforge, Ltd.	1,134	77,587
	Colgate-Palmolive India, Ltd.	15,789	361,664
	Container Corp. Of India, Ltd.	41,058	356,172
*	CreditAccess Grameen, Ltd.	983	8,784
	CRISIL, Ltd.	2,853	107,018
	Crompton Greaves Consumer Electricals, Ltd.	74,798	487,622
	Cummins India, Ltd.	6,720	77,059
	Cyient, Ltd.	9,584	127,419
	Dabur India, Ltd.	59,064	478,099

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	DCB Bank, Ltd.	70,356	$99,623
	DCM Shriram, Ltd.	14,275	178,985
	Deepak Fertilisers & Petrochemicals Corp., Ltd.	9,279	53,549
	Deepak Nitrite, Ltd.	8,967	245,903
	Delta Corp., Ltd.	30,239	74,893
	Dhampur Sugar Mills, Ltd.	12,251	58,924
*	Dhani Services, Ltd.	19,321	60,071
*	Dhani Services, Ltd.	1,946	2,878
	Dhanuka Agritech, Ltd.	4,902	62,508
*	Dishman Carbogen Amcis, Ltd.	31,108	87,334
*	Divi's Laboratories, Ltd.	14,436	949,923
*	Dixon Technologies India, Ltd.	5,390	312,240
	DLF, Ltd.	89,460	406,706
	Dr Lal PathLabs, Ltd.	4,296	205,831
	Dr Reddy's Laboratories, Ltd., ADR	27,680	1,731,384
	eClerx Services, Ltd.	3,366	101,878
	Edelweiss Financial Services, Ltd.	12,971	16,051
*	Eicher Motors, Ltd.	8,310	283,162
*	EID Parry India, Ltd.	27,218	159,544
*	EIH, Ltd.	33,148	49,728
	Emami, Ltd.	24,097	181,615
*	Endurance Technologies, Ltd.	2,826	65,720
	Engineers India, Ltd.	46,364	46,906
	EPL, Ltd.	9,232	30,736
	Eris Lifesciences, Ltd.	3,487	37,056
	Escorts, Ltd.	23,174	370,602
*	Excel Industries, Ltd.	1,374	21,553
	Exide Industries, Ltd.	85,180	204,542
*	FDC, Ltd.	9,885	49,471
	Federal Bank, Ltd.	621,842	732,747
	Finolex Cables, Ltd.	18,226	127,968
	Firstsource Solutions, Ltd.	78,398	204,460
*	Fortis Healthcare, Ltd.	124,638	419,521
	Gabriel India, Ltd.	24,904	46,719
	GAIL India, Ltd.	270,095	508,697
*	General Insurance Corp. of India	9,403	22,841
	GHCL, Ltd.	12,471	63,015
	Glenmark Pharmaceuticals, Ltd.	42,344	346,977
*	Godrej Consumer Products, Ltd.	22,271	297,197
*	Godrej Industries, Ltd.	12,779	94,567
*	Godrej Properties, Ltd.	3,806	82,421
*	Graphite India, Ltd.	6,521	62,227
	Grasim Industries, Ltd.	52,210	1,094,150
	Great Eastern Shipping Co., Ltd. (The)	17,481	79,747
*	Greaves Cotton, Ltd.	28,928	62,729
	Greenply Industries, Ltd.	23,606	60,685
	Gujarat Alkalies & Chemicals, Ltd.	9,984	64,642
*	Gujarat Ambuja Exports, Ltd.	35,446	91,915
*	Gujarat Fluorochemicals, Ltd.	9,876	230,240
	Gujarat Gas, Ltd.	30,579	295,489
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	20,095	103,858
	Gujarat Pipavav Port, Ltd.	42,969	63,957
	Gujarat State Fertilizers & Chemicals, Ltd.	40,083	65,746
	Gujarat State Petronet, Ltd.	46,853	218,240
	Havells India, Ltd.	35,725	563,832
	HCL Technologies, Ltd.	159,138	2,188,725
	HDFC Asset Management Co., Ltd.	5,937	228,234
	HDFC Bank, Ltd.	13,609	261,628
	HDFC Life Insurance Co., Ltd.	1,337	11,954

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	HEG, Ltd.	1,450	$44,475
	HeidelbergCement India, Ltd.	17,390	61,929
	Heritage Foods, Ltd.	4,050	26,685
	Hero MotoCorp, Ltd.	25,410	947,681
	Hester Biosciences, Ltd.	451	14,410
*	HFCL, Ltd.	296,593	301,473
	Hikal, Ltd.	21,706	156,177
	HIL, Ltd.	758	65,628
	Hindalco Industries, Ltd.	273,302	1,648,495
	Hinduja Global Solutions, Ltd.	1,337	53,381
*	Hindustan Oil Exploration Co., Ltd.	7,575	12,870
	Hindustan Petroleum Corp., Ltd.	110,736	389,692
	Hindustan Unilever, Ltd.	37,508	1,181,545
	Housing Development Finance Corp., Ltd.	63,222	2,082,438
	ICICI Bank, Ltd., Sponsored ADR	106,148	1,973,291
	ICICI Lombard General Insurance Co., Ltd.	6,221	123,630
	ICICI Prudential Life Insurance Co., Ltd.	20,157	171,368
*	IDFC First Bank, Ltd.	718,565	502,897
*	IDFC, Ltd.	212,927	166,661
	IIFL Securities, Ltd.	36,316	55,025
	India Cements, Ltd. (The)	60,612	157,274
*	India Glycols, Ltd.	2,704	24,866
*	Indiabulls Real Estate, Ltd.	8,779	17,969
*	IndiaMart InterMesh, Ltd.	1,420	136,545
	Indian Energy Exchange, Ltd.	9,108	52,834
	Indian Hotels Co., Ltd. (The)	73,768	143,225
	Indian Oil Corp., Ltd.	148,519	206,537
*	Indian Overseas Bank	173,505	57,397
	Indo Count Industries, Ltd.	24,075	86,202
	Indoco Remedies, Ltd.	4,041	24,397
	Indraprastha Gas, Ltd.	51,880	390,706
	Indus Towers, Ltd.	111,575	335,004
*	Infibeam Avenues, Ltd.	153,562	91,298
	Info Edge India, Ltd.	1,355	94,950
	Infosys, Ltd., Sponsored ADR	14,476	320,209
	Infosys, Ltd.	296,285	6,462,216
*	Inox Leisure, Ltd.	18,908	83,030
*	InterGlobe Aviation, Ltd.	2,555	56,659
	Ipca Laboratories, Ltd.	9,992	280,448
	ITC, Ltd.	316,199	872,277
*	ITI, Ltd.	11,131	19,145
	Jai Corp., Ltd.	9,299	19,189
	JB Chemicals & Pharmaceuticals, Ltd.	7,949	194,616
	Jindal Saw, Ltd.	62,028	116,832
*	Jindal Stainless Hisar, Ltd.	23,161	91,429
*	Jindal Stainless, Ltd.	55,678	121,786
*	Jindal Steel & Power, Ltd.	200,361	1,165,240
*	JK Lakshmi Cement, Ltd.	13,770	128,221
*	JK Paper, Ltd.	31,079	109,624
	JK Tyre & Industries, Ltd.	29,960	60,105
	JM Financial, Ltd.	89,634	128,123
*	Johnson Controls-Hitachi Air Conditioning India, Ltd.	524	15,962
	JSW Energy, Ltd.	107,054	364,292
	JSW Steel, Ltd.	214,413	2,128,542
	JTEKT India, Ltd.	9,992	15,921
*	Jubilant Foodworks, Ltd.	17,789	904,135
*	Jubilant Ingrevia, Ltd.	43,675	348,610
*	Just Dial, Ltd.	7,751	101,002
	Jyothy Labs, Ltd.	8,967	20,538

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Kalpataru Power Transmission, Ltd.	15,578	$99,429
	Kansai Nerolac Paints, Ltd.	8,470	71,446
*	Karnataka Bank, Ltd. (The)	29,836	24,379
	Karur Vysya Bank, Ltd. (The)	95,714	62,246
	Kaveri Seed Co., Ltd.	6,526	63,678
	KEC International, Ltd.	20,493	117,476
	KEI Industries, Ltd.	16,391	158,769
	Kiri Industries, Ltd.	4,301	33,655
*	KNR Constructions, Ltd.	30,498	111,046
*	Kotak Mahindra Bank, Ltd.	21,270	474,761
*	KRBL, Ltd.	22,348	82,707
	KSB, Ltd.	1,172	18,337
*	L&T Finance Holdings, Ltd.	296,796	353,421
	L&T Technology Services, Ltd.	1,449	72,550
	Larsen & Toubro Infotech, Ltd.	7,394	467,456
	Larsen & Toubro, Ltd.	57,278	1,236,355
	Laurus Labs, Ltd.	75,570	658,223
	LIC Housing Finance, Ltd.	131,600	727,783
	Linde India, Ltd.	3,657	86,584
	LT Foods, Ltd.	41,893	42,876
	Lupin, Ltd.	50,436	753,287
	LUX Industries, Ltd.	1,750	98,094
	Mahanagar Gas, Ltd.	11,558	180,946
	Mahindra & Mahindra Financial Services, Ltd.	133,206	271,316
	Mahindra & Mahindra, Ltd., GDR	1,518	15,112
	Mahindra & Mahindra, Ltd.	110,154	1,105,062
*	Mahindra CIE Automotive, Ltd.	16,338	59,567
*	Mahindra Holidays & Resorts India, Ltd.	11,863	49,408
*	Maithan Alloys, Ltd.	1,320	20,691
	Manappuram Finance, Ltd.	220,665	616,463
*	Mangalore Refinery & Petrochemicals, Ltd.	63,805	38,345
	Marico, Ltd.	93,949	691,567
	Marksans Pharma, Ltd.	95,755	105,476
	Maruti Suzuki India, Ltd.	4,381	412,586
*	MAS Financial Services, Ltd.	1,555	17,181
*	Max Financial Services, Ltd.	21,685	326,952
*	Max Healthcare Institute, Ltd.	26,636	107,027
	Mayur Uniquoters, Ltd.	5,050	34,660
*	Meghmani Finechem, Ltd.	3,818	51,999
	Meghmani Organics, Ltd.	40,612	23,451
	Metropolis Healthcare, Ltd.	343	13,144
	Minda Industries, Ltd.	19,668	199,721
	Mindtree, Ltd.	8,989	346,009
*	Morepen Laboratories, Ltd.	39,894	35,229
*	Motherson Sumi Systems, Ltd.	182,957	577,479
	Motilal Oswal Financial Services, Ltd.	11,769	149,370
	Mphasis, Ltd.	26,645	935,591
	MRF, Ltd.	430	463,572
	Muthoot Finance, Ltd.	45,295	947,246
	Natco Pharma, Ltd.	20,594	281,721
	National Aluminium Co., Ltd.	202,726	257,079
*	Nava Bharat Ventures, Ltd.	45,002	75,118
	Navin Fluorine International, Ltd.	1,636	80,607
	NCC, Ltd.	92,182	108,915
	Nestle India, Ltd.	2,618	624,550
	NHPC, Ltd.	204,157	72,231
	NOCIL, Ltd.	25,360	89,600
	NTPC, Ltd.	112,030	179,381
*	Oberoi Realty, Ltd.	23,873	215,526

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Oil & Natural Gas Corp., Ltd.	112,743	$175,397
	Oil India, Ltd.	38,413	86,091
	Oracle Financial Services Software, Ltd.	3,866	224,250
	Orient Cement, Ltd.	19,771	42,637
	Page Industries, Ltd.	905	383,277
	Petronet LNG, Ltd.	148,850	439,252
	Pfizer, Ltd.	1,402	110,856
	Phillips Carbon Black, Ltd.	27,109	99,287
	Pidilite Industries, Ltd.	14,480	445,284
	Piramal Enterprises, Ltd.	29,425	920,750
*	PNC Infratech, Ltd.	21,068	88,744
	Polyplex Corp., Ltd.	5,376	109,378
	Power Finance Corp., Ltd.	292,038	510,981
	Power Grid Corp. of India, Ltd.	147,809	340,284
	Power Grid Corporation of India, Ltd.	49,270	113,218
*	Prakash Industries, Ltd.	18,220	20,495
*	Prestige Estates Projects, Ltd.	24,852	113,999
*	Prism Johnson, Ltd.	20,426	37,987
*	PSP Projects, Ltd.	3,321	20,686
	PTC India, Ltd.	54,030	74,826
	Quess Corp., Ltd.	6,232	73,399
	Radico Khaitan, Ltd.	21,396	260,478
	Rain Industries, Ltd.	51,180	178,569
	Rajesh Exports, Ltd.	19,287	160,735
	Rallis India, Ltd.	21,200	92,282
	Ramco Cements, Ltd. (The)	22,833	334,865
	Rashtriya Chemicals & Fertilizers, Ltd.	21,284	24,138
*	Ratnamani Metals & Tubes, Ltd.	1,255	36,585
*	Raymond, Ltd.	14,947	88,617
*	RBL Bank, Ltd.	93,649	243,715
	REC, Ltd.	159,677	327,436
	Redington India, Ltd.	52,736	233,295
*	Relaxo Footwears, Ltd.	10,417	160,852
	Reliance Industries, Ltd., GDR	16,980	938,894
	Reliance Industries, Ltd.	246,575	6,764,777
	Rhi Magnesita India, Ltd.	7,743	36,498
	SBI Life Insurance Co., Ltd.	5,454	81,608
*	Sequent Scientific, Ltd.	20,010	79,223
	Sharda Cropchem, Ltd.	9,288	43,480
*	Sheela Foam, Ltd.	649	20,861
*	Shilpa Medicare, Ltd.	8,141	69,179
	Shipping Corp. of India, Ltd.	48,621	72,434
*	Shoppers Stop, Ltd.	4,921	17,680
	Shree Cement, Ltd.	1,212	461,020
	Shriram Transport Finance Co., Ltd.	60,446	1,139,426
	Siemens, Ltd.	1,769	46,414
*	SIS, Ltd.	3,602	23,342
	Sobha, Ltd.	15,354	122,803
	Solara Active Pharma Sciences, Ltd.	2,772	61,222
	SRF, Ltd.	5,348	623,272
	Srikalahasthi Pipes, Ltd.	2,107	6,570
	State Bank of India	92,590	538,784
	State Bank of India, GDR	3,224	187,314
	Steel Authority of India, Ltd.	247,340	473,186
	Sterlite Technologies, Ltd.	28,002	109,932
	Strides Pharma Science, Ltd.	17,218	178,467
	Sudarshan Chemical Industries	7,007	70,730
	Sun Pharmaceutical Industries, Ltd.	76,831	799,584
	Sun TV Network, Ltd.	36,641	283,139

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Sundaram-Clayton, Ltd.	625	$30,613
	Sunteck Realty, Ltd.	20,427	104,398
	Suprajit Engineering, Ltd.	12,254	55,426
	Surya Roshni, Ltd.	10,195	72,756
*	Syngene International, Ltd.	13,121	112,465
	Tanla Platforms, Ltd.	2,679	34,611
	Tata Chemicals, Ltd.	51,918	536,184
	Tata Communications, Ltd.	14,629	284,535
	Tata Consultancy Services, Ltd.	66,494	2,835,088
	Tata Consumer Products, Ltd.	97,444	989,721
	Tata Elxsi, Ltd.	8,010	456,107
*	Tata Motors, Ltd.	288,549	1,144,447
	Tata Power Co., Ltd. (The)	213,953	360,631
	Tata Steel, Ltd.	95,772	1,850,896
	TCI Express, Ltd.	3,157	64,650
	Tech Mahindra, Ltd.	141,866	2,305,953
	Thermax, Ltd.	2,456	46,972
	Thyrocare Technologies, Ltd.	5,937	104,605
	Tide Water Oil Co. India, Ltd.	228	9,522
	Tide Water Oil Co., India, Ltd.	653	27,404
	Timken India, Ltd.	2,897	61,145
	Tinplate Co. of India, Ltd. (The)	13,266	46,264
	Titan Co., Ltd.	38,586	893,995
	Torrent Pharmaceuticals, Ltd.	7,130	294,870
	Torrent Power, Ltd.	36,474	223,829
	Trident, Ltd.	504,510	140,332
*	Triveni Engineering & Industries, Ltd.	34,851	88,052
*	Triveni Turbine, Ltd.	26,195	43,403
	TTK Prestige, Ltd.	544	63,710
	Tube Investments of India, Ltd.	13,325	200,516
	TV Today Network, Ltd.	9,445	37,097
*	TV18 Broadcast, Ltd.	190,935	100,349
	TVS Motor Co., Ltd.	26,132	204,689
	Uflex, Ltd.	8,163	59,904
	UltraTech Cement, Ltd.	4,837	496,698
	United Breweries, Ltd.	2,254	43,272
*	United Spirits, Ltd.	25,216	217,973
	UPL, Ltd.	158,647	1,720,800
*	Usha Martin, Ltd.	24,809	22,539
	Vakrangee, Ltd.	74,772	36,409
*	Vardhman Textiles, Ltd.	5,469	140,081
	Varun Beverages, Ltd.	15,495	157,897
	Vedanta, Ltd., ADR	28,241	452,710
	Venky's India, Ltd.	1,399	58,128
	V-Guard Industries, Ltd.	24,622	82,597
	Vinati Organics, Ltd.	5,896	157,051
	Vindhya Telelinks, Ltd.	1,145	20,629
*	V-Mart Retail, Ltd.	800	41,439
	VRL Logistics, Ltd.	11,268	46,048
	Welspun Corp., Ltd.	36,901	68,979
	Welspun Enterprises, Ltd.	15,445	22,029
	Welspun India, Ltd.	154,362	278,497
*	West Coast Paper Mills, Ltd.	12,018	42,303
	Whirlpool of India, Ltd.	2,925	86,432
	Wipro, Ltd.	123,960	977,982
*	Wockhardt, Ltd.	13,260	94,498
*	Yes Bank, Ltd.	494,114	85,166
	Zee Entertainment Enterprises, Ltd.	31,114	85,046
TOTAL INDIA			120,858,520

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (0.5%)
	Ace Hardware Indonesia Tbk PT	1,935,200	$176,780
	Adaro Energy Tbk PT	9,821,400	907,043
	Adhi Karya Persero Tbk PT	461,787	21,882
*	Adi Sarana Armada Tbk PT	416,600	69,170
*	Agung Semesta Sejahtera Tbk PT	358,500	1,239
	AKR Corporindo Tbk PT	640,000	159,326
*	Alam Sutera Realty Tbk PT	5,254,900	56,715
	Aneka Tambang Tbk	2,901,820	505,677
*	Armidian Karyatama Tbk PT	230,900	150
	Arwana Citramulia Tbk PT	232,600	12,143
	Astra Agro Lestari Tbk PT	197,889	108,821
	Astra International Tbk PT	2,847,300	929,681
	Astra Otoparts Tbk PT	247,500	18,149
*	Astrindo Nusantara Infrastructure Tbk PT	3,406,400	11,777
*	Asuransi Maximus Graha Persada Tbk PT	245,400	6,751
	Bank BTPN Syariah Tbk PT	186,200	30,523
*	Bank Bukopin Tbk PT	2,664,000	75,254
*	Bank Capital Indonesia Tbk PT	322,200	9,845
	Bank Central Asia Tbk PT	582,500	1,202,488
*	Bank China Construction Bank Indonesia Tbk PT	1,768,600	16,031
	Bank Danamon Indonesia Tbk PT	627,263	93,671
	Bank Mandiri Persero Tbk PT	1,414,918	557,515
	Bank Maybank Indonesia Tbk PT	2,543,000	60,087
	Bank Negara Indonesia Persero Tbk PT	1,466,520	484,333
*	Bank Pan Indonesia Tbk PT	1,316,000	66,381
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,553,400	131,636
	Bank Pembangunan Daerah Jawa Timur Tbk PT	1,666,800	80,114
	Bank Rakyat Indonesia Persero Tbk PT	6,638,000	1,702,954
*	Bank Tabungan Negara Persero Tbk PT	1,382,641	125,677
	Barito Pacific Tbk PT	13,954,000	936,308
*	Bekasi Fajar Industrial Estate Tbk PT	2,056,600	17,341
	BFI Finance Indonesia Tbk PT	778,700	50,268
	BISI International Tbk PT	468,500	36,079
*	Blue Bird Tbk PT	213,900	16,122
*	Buana Lintas Lautan Tbk PT	6,024,300	103,330
	Bukit Asam Tbk PT	1,560,500	240,650
*	Bumi Serpong Damai Tbk PT	2,211,100	142,871
*	Bumi Teknokultura Unggul Tbk PT	2,300,800	7,954
	Charoen Pokphand Indonesia Tbk PT	1,071,100	453,831
	Cikarang Listrindo Tbk PT	440,700	19,054
	Ciputra Development Tbk PT	5,847,371	349,814
*	Citra Marga Nusaphala Persada Tbk PT	775,750	90,946
*	Delta Dunia Makmur Tbk PT	3,705,200	79,468
*	Eagle High Plantations Tbk PT	2,224,000	13,388
	Elnusa Tbk PT	1,952,600	35,362
	Erajaya Swasembada Tbk PT	4,163,100	190,155
*	FKS Food Sejahtera Tbk PT	2,240,600	31,926
*	Gajah Tunggal Tbk PT	674,600	36,422
	Gudang Garam Tbk PT	162,500	368,934
*	Hanson International Tbk PT	19,060,700	12,356
	Indah Kiat Pulp & Paper Corp. Tbk PT	980,300	460,788
*	Indika Energy Tbk PT	1,022,000	96,831
	Indo Tambangraya Megah Tbk PT	191,400	224,363
	Indocement Tunggal Prakarsa Tbk PT	90,500	55,103
	Indofood CBP Sukses Makmur Tbk PT	279,300	156,818
	Indofood Sukses Makmur Tbk PT	2,319,500	974,994
*	Indo-Rama Synthetics Tbk PT	40,300	10,459
*	Indosat Tbk PT	272,050	111,031
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	2,573,400	143,273

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Inovisi Infracom Tbk PT	7,778	$0
*	Integra Indocabinet Tbk PT	719,300	39,511
*	Inti Agri Resources Tbk PT	473,600	307
*	Intiland Development Tbk PT	3,125,700	35,276
	Japfa Comfeed Indonesia Tbk PT	2,168,300	234,301
	Jasa Marga Persero Tbk PT	367,226	100,094
	Jaya Real Property Tbk PT	932,000	29,275
	Kalbe Farma Tbk PT	5,755,700	501,636
*	Kapuas Prima Coal Tbk PT	1,985,300	20,868
*	Kawasan Industri Jababeka Tbk PT	5,953,389	69,967
*	KMI Wire & Cable Tbk PT	964,700	22,419
*	Krakatau Steel Persero Tbk PT	2,335,937	78,200
	Link Net Tbk PT	476,500	151,596
*	Lippo Cikarang Tbk PT	848,155	54,652
*	Lippo Karawaci Tbk PT	13,784,095	142,145
*	Malindo Feedmill Tbk PT	473,600	23,583
*	Map Aktif Adiperkasa PT	270,000	30,536
	Mayora Indah Tbk PT	2,753,725	418,608
*	Medco Energi Internasional Tbk PT	5,130,532	173,001
*	Media Nusantara Citra Tbk PT	4,019,200	219,593
*	Merdeka Copper Gold Tbk PT	1,005,200	205,694
	Metrodata Electronics Tbk PT	460,600	83,755
*	Mitra Adiperkasa Tbk PT	4,108,300	176,196
	Mitra Keluarga Karyasehat Tbk PT	626,600	112,246
*	MNC Land Tbk PT	8,726,100	63,380
*	MNC Vision Networks Tbk PT	8,030,700	138,829
	Nippon Indosari Corpindo Tbk PT	323,700	30,205
	Pabrik Kertas Tjiwi Kimia Tbk PT	253,000	119,355
*	Pacific Strategic Financial Tbk PT	553,200	31,928
*	Pakuwon Jati Tbk PT	4,335,300	119,993
*	Panin Financial Tbk PT	8,949,500	112,150
*	Paninvest Tbk PT	148,100	7,782
*	Perusahaan Gas Negara Tbk PT	1,770,400	119,413
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,560,700	121,399
*	Pool Advista Indonesia Tbk PT	91,300	59
*	PP Persero Tbk PT	954,454	55,496
	Puradelta Lestari Tbk PT	4,546,100	59,811
	Ramayana Lestari Sentosa Tbk PT	1,111,824	48,467
*	Rimo International Lestari Tbk PT	3,756,500	2,435
*	Salim Ivomas Pratama Tbk PT	1,950,400	60,147
	Samudera Indonesia Tbk PT	482,900	24,545
	Sarana Menara Nusantara Tbk PT	2,868,600	290,583
	Sariguna Primatirta Tbk PT	541,800	17,155
	Sawit Sumbermas Sarana Tbk PT	1,534,600	88,658
*	Sekawan Intipratama Tbk PT	1,471,800	0
	Selamat Sempurna Tbk PT	588,600	55,145
	Semen Baturaja Persero Tbk PT	772,600	31,276
	Semen Indonesia Persero Tbk PT	566,300	301,784
	Siloam International Hospitals Tbk PT	132,431	76,227
*	Smartfren Telecom Tbk PT	17,384,000	180,203
	Sri Rejeki Isman Tbk PT	4,830,100	48,760
	Sumber Alfaria Trijaya Tbk PT	987,600	92,157
*	Summarecon Agung Tbk PT	4,252,333	220,708
*	Surya Citra Media Tbk PT	1,579,700	251,306
*	Surya Esa Perkasa Tbk PT	1,124,200	34,349
*	Surya Semesta Internusa Tbk PT	1,861,600	64,133
	Telkom Indonesia Persero Tbk PT	915,700	205,262
	Telkom Indonesia Persero Tbk PT, Sponsored ADR	12,307	275,061
	Tempo Scan Pacific Tbk PT	559,300	56,474

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Timah Tbk PT	1,442,756	$166,147
*	Tiphone Mobile Indonesia Tbk PT	784,500	1,231
	Tower Bersama Infrastructure Tbk PT	2,483,000	551,509
*	Trada Alam Minera Tbk PT	5,604,000	3,633
	Transcoal Pacific Tbk PT	91,900	57,670
*	Truba Alam Manuggal Engineering PT	2,841,000	0
	Tunas Baru Lampung Tbk PT	1,603,500	88,730
	Tunas Ridean Tbk PT	537,500	42,693
	Ultrajaya Milk Industry & Trading Co. Tbk PT	148,000	15,663
	Unilever Indonesia Tbk PT	578,000	168,825
	United Tractors Tbk PT	608,824	823,752
	Vale Indonesia Tbk PT	786,700	299,225
*	Waskita Beton Precast Tbk PT	3,253,600	29,474
*	Waskita Karya Persero Tbk PT	1,328,763	80,423
	Wijaya Karya Bangunan Gedung Tbk PT	497,000	5,879
	Wijaya Karya Beton Tbk PT	1,962,100	30,951
	Wijaya Karya Persero Tbk PT	1,429,459	91,019
	XL Axiata Tbk PT	1,858,100	345,903
TOTAL INDONESIA			22,218,873
IRELAND — (0.6%)
*	AIB Group P.L.C.	184,614	453,421
*	Bank of Ireland Group P.L.C.	356,156	1,889,478
*	C&C Group P.L.C.	102,775	337,750
*	Cairn Homes P.L.C.	149,710	199,121
	CRH P.L.C.	1,971	98,509
	CRH P.L.C., Sponsored ADR	186,326	9,295,804
*	Datalex P.L.C.	12,482	10,528
*	FBD Holdings P.L.C.	7,366	68,120
*	Flutter Entertainment P.L.C.	16,341	2,785,712
*	Flutter Entertainment P.L.C.	14,185	2,422,471
	Glanbia P.L.C.	21,790	374,072
*	Glenveagh Properties P.L.C.	38,428	45,572
*	Greencore Group P.L.C.	125,253	226,974
*	Irish Continental Group P.L.C.	57,400	301,614
	Kerry Group P.L.C., Class A	6,479	960,010
	Kingspan Group P.L.C.	30,102	3,273,407
*	Permanent TSB Group Holdings P.L.C.	11,387	19,710
	Smurfit Kappa Group P.L.C.	79,937	4,509,564
TOTAL IRELAND			27,271,837
ISRAEL — (0.6%)
	Afcon Holdings, Ltd.	936	59,059
*	AFI Properties, Ltd.	4,877	232,963
	Africa Israel Residences, Ltd.	419	22,011
*	Airport City, Ltd.	17,648	300,765
*	Allot, Ltd.	3,308	60,441
#*	Alrov Properties and Lodgings, Ltd.	2,753	125,054
#	Arad, Ltd.	2,321	30,960
	Ashtrom Group, Ltd.	7,575	162,920
	AudioCodes, Ltd.	6,524	213,726
	Aura Investments, Ltd.	14,132	14,183
*	Avgol Industries 1953, Ltd.	26,233	23,430
*	Azorim-Investment Development & Construction Co., Ltd.	18,629	70,401
	Azrieli Group, Ltd.	1,037	82,591
*	Bank Hapoalim BM	105,498	839,545
*	Bank Leumi Le-Israel BM	265,551	2,029,125
*	Bet Shemesh Engines Holdings 1997, Ltd.	1,426	28,819

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Bezeq The Israeli Telecommunication Corp., Ltd.	265,698	$283,789
*	Big Shopping Centers, Ltd.	1,289	180,239
	Blue Square Real Estate, Ltd.	1,706	130,680
*	Brack Capital Properties NV	717	76,570
*	Camtek, Ltd.	5,451	195,945
	Carasso Motors, Ltd.	18,940	97,150
*	Cellcom Israel, Ltd.	27,071	101,852
*	Cellcom Israel, Ltd.	11,977	46,111
*	Ceragon Networks, Ltd.	16,269	65,076
*	Clal Insurance Enterprises Holdings, Ltd.	11,416	227,278
	Danel Adir Yeoshua, Ltd.	1,587	338,515
	Delek Automotive Systems, Ltd.	14,896	187,945
*	Delek Group, Ltd.	4,292	256,372
	Delta-Galil Industries, Ltd.	7,386	313,502
	Dor Alon Energy in Israel 1988, Ltd.	1,648	45,167
	Duniec Brothers, Ltd.	628	29,424
	Elbit Systems, Ltd.	2,679	352,785
#	Elbit Systems, Ltd.	1,800	238,734
	Electra Consumer Products 1970, Ltd.	5,785	302,938
	Electra Real Estate, Ltd.	6,214	82,520
	Electra, Ltd.	1,001	562,545
	Energix-Renewable Energies, Ltd.	20,253	79,812
#*	Equital, Ltd.	10,987	292,018
*	First International Bank Of Israel, Ltd. (The)	19,943	632,408
	FMS Enterprises Migun, Ltd.	1,293	36,504
	Formula Systems 1985, Ltd.	5,389	475,213
	Fox Wizel, Ltd.	6,475	763,381
	Gav-Yam Lands Corp., Ltd.	38,100	360,983
	Gilat Satellite Networks, Ltd.	11,636	120,056
	Hadera Paper, Ltd.	3,184	246,937
	Hamat Group, Ltd.	3,726	22,514
	Harel Insurance Investments & Financial Services, Ltd.	80,840	766,986
	Hilan, Ltd.	5,686	293,187
	ICL Group, Ltd.	64,027	466,571
	IDI Insurance Co., Ltd.	2,511	85,415
	Inrom Construction Industries, Ltd.	31,659	161,218
*	Isracard, Ltd.	18,592	71,121
	Israel Canada T.R, Ltd.	36,509	155,494
*	Israel Discount Bank, Ltd., Class A	343,985	1,611,398
	Israel Land Development - Urban Renewal, Ltd.	3,565	45,031
	Isras Investment Co., Ltd.	181	39,891
#*	Kamada, Ltd.	6,921	37,981
	Kenon Holdings, Ltd.	3,303	111,596
	Kerur Holdings, Ltd.	2,125	60,789
	Klil Industries, Ltd.	429	42,305
	Magic Software Enterprises, Ltd.	2,813	49,115
	Malam - Team, Ltd.	2,313	77,062
	Matrix IT, Ltd.	14,912	410,324
	Maytronics, Ltd.	19,155	416,656
#	Mediterranean Towers, Ltd.	10,551	32,167
	Mega Or Holdings, Ltd.	2,452	79,354
*	Mehadrin, Ltd.	269	11,391
#	Meitav Dash Investments, Ltd.	13,800	71,880
	Menora Mivtachim Holdings, Ltd.	16,867	333,120
*	Migdal Insurance & Financial Holdings, Ltd.	225,564	289,021
	Mivne Real Estate KD, Ltd.	44,370	132,579
*	Mizrahi Tefahot Bank, Ltd.	34,413	1,042,896
*	Naphtha Israel Petroleum Corp., Ltd.	24,518	112,865
	Nawi Brothers, Ltd.	4,533	34,399

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Neto ME Holdings, Ltd.	1,009	$43,592
*	Nice, Ltd., Sponsored ADR	5,031	1,401,888
*	Nova, Ltd.	5,678	544,130
*	Oil Refineries, Ltd.	977,915	231,061
#	One Software Technologies, Ltd.	11,000	167,967
#*	OPC Energy, Ltd.	11,730	111,080
	Palram Industries 1990, Ltd.	3,542	43,596
*	Partner Communications Co., Ltd.	81,126	348,631
	Paz Oil Co., Ltd.	4,864	587,289
*	Perion Network, Ltd.	3,394	63,533
	Phoenix Holdings, Ltd. (The)	85,148	813,706
	Plasson Industries, Ltd.	1,869	101,674
	Prashkovsky Investments and Construction, Ltd.	767	22,152
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	3,049	197,967
	Rapac Communication & Infrastructure, Ltd.	1,408	13,491
#	Raval Ics, Ltd.	8,220	21,586
	Scope Metals Group, Ltd.	4,129	125,178
	Shapir Engineering and Industry, Ltd.	30,549	226,260
*	Shikun & Binui, Ltd.	121,036	685,723
	Shufersal, Ltd.	55,496	446,650
	Strauss Group, Ltd.	9,128	253,028
*	Suny Cellular Communication, Ltd.	38,947	17,166
	Tadiran Group, Ltd.	1,501	176,163
	Telsys	265	9,443
*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	138,023	1,331,922
*	Tower Semiconductor, Ltd.	17,304	481,916
*	Tower Semiconductor, Ltd.	4,323	116,653
	YH Dimri Construction & Development, Ltd.	1,486	95,698
TOTAL ISRAEL			27,161,911
ITALY — (1.5%)
	A2A SpA	757,223	1,606,561
	ACEA SpA	27,830	648,591
*	Aeffe SpA	11,360	23,058
	Amplifon SpA	46,732	2,307,836
	Anima Holding SpA	99,501	490,148
*	Arnoldo Mondadori Editore SpA	71,829	167,165
	Ascopiave SpA	6,261	26,033
	Assicurazioni Generali SpA	135,535	2,702,315
*	Atlantia SpA	27,083	491,236
*	Autogrill SpA	42,682	299,461
	Autostrade Meridionali SpA	305	10,312
	Azimut Holding SpA	48,194	1,239,750
#*	Banca Carige SpA	289	410
*	Banca Generali SpA	17,997	746,596
	Banca IFIS SpA	8,342	137,555
	Banca Mediolanum SpA	25,626	252,207
#*	Banca Monte dei Paschi di Siena SpA	3,026	4,195
	Banca Popolare di Sondrio SCPA	206,084	907,789
	Banca Profilo SpA	61,003	15,761
#*	Banca Sistema SpA	22,699	57,323
	Banco BPM SpA	619,766	1,859,314
	Banco di Desio e della Brianza SpA	12,951	47,918
	Be Shaping The Future SpA	49,166	112,341
	BFF Bank SpA	52,093	543,801
*	Biesse SpA	3,608	137,227
	BPER Banca	484,932	945,381
	Brembo SpA	38,604	539,496
*	Brunello Cucinelli SpA	11,270	698,148

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Buzzi Unicem SpA	18,323	$484,333
	Cairo Communication SpA	36,924	67,292
	Cementir Holding NV	22,837	257,271
*	Cerved Group SpA	71,833	843,148
*	CIR SpA-Compagnie Industriali	319,509	194,090
	CNH Industrial NV	187,473	3,130,342
	Credito Emiliano SpA	34,872	223,494
*	d'Amico International Shipping SA	132,518	15,082
	Danieli & C Officine Meccaniche SpA	9,022	165,571
	Danieli & C Officine Meccaniche SpA	6,446	191,049
	Davide Campari-Milano NV	9,952	139,911
	De' Longhi SpA	9,505	420,311
	DiaSorin SpA	8,023	1,628,304
*	Elica SpA	4,280	16,957
	Emak SpA	29,309	60,786
	Enel SpA	443,184	4,084,174
	Eni SpA	240,642	2,845,739
	ERG SpA	26,974	842,417
	Esprinet SpA	4,419	81,504
#*	Eurotech SpA	5,643	31,085
	Ferrari NV	2,484	541,445
	Fila SpA	6,803	85,141
*	Fincantieri SpA	66,621	57,030
*	FinecoBank Banca Fineco SpA	148,576	2,660,464
*	FNM SpA	64,413	46,234
	Gruppo MutuiOnline SpA	12,607	743,659
	Hera SpA	344,254	1,462,890
*	Illimity Bank SpA	14,663	206,038
*	IMMSI SpA	154,940	93,721
#	Infrastrutture Wireless Italiane SpA	14,057	158,790
	Interpump Group SpA	22,406	1,400,588
	Intesa Sanpaolo SpA	1,310,843	3,621,263
	Iren SpA	215,090	654,607
	Italgas SpA	140,802	953,045
*	IVS Group SA	1,687	12,104
#*	Juventus Football Club SpA	197,124	171,488
	La Doria SpA	9,844	211,201
*	Leonardo SpA	132,621	1,042,228
	LU-VE SpA	1,368	32,138
	Maire Tecnimont SpA	57,102	211,190
	Mediaset SpA	308,562	944,273
*	Mediobanca Banca di Credito Finanziario SpA	187,570	2,195,398
	Moncler SpA	37,464	2,573,128
	Orsero SpA	1,271	14,408
#*	OVS SpA	101,395	208,413
	Piaggio & C SpA	120,217	461,770
	Pirelli & C SpA	57,201	345,426
	Poste Italiane SpA	113,376	1,500,245
*	Prima Industrie SpA	2,367	62,478
	Prysmian SpA	28,368	1,017,088
	RAI Way SpA	25,222	149,043
	Recordati Industria Chimica e Farmaceutica SpA	27,985	1,730,918
	Reno de Medici SpA	121,336	206,456
	Reply SpA	4,940	883,099
	Rizzoli Corriere Della Sera Mediagroup SpA	34,455	27,262
	Sabaf SpA	2,590	78,300
#*	Saipem SpA	240,570	551,923
*	Saras SpA	216,134	158,828
*	Servizi Italia SpA	5,016	12,852

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
*	Sesa SpA	1,443	$256,916
	Snam SpA	68,512	414,417
*	Societa Cattolica Di Assicurazione SpA	15,329	125,780
*	Sogefi SpA	33,393	54,139
	SOL SpA	10,344	227,044
	Technogym SpA	37,737	486,582
	Telecom Italia SpA	2,896,369	1,268,352
	Telecom Italia SpA, Sponsored ADR	48,868	213,064
	Tenaris SA, ADR	15,922	325,446
	Terna SpA	183,955	1,459,939
	Tinexta S.p.A.	7,970	347,672
	UniCredit SpA	249,217	2,980,974
	Unieuro SpA	4,908	137,558
	Unipol Gruppo SpA	174,961	929,819
	UnipolSai Assicurazioni SpA	195,106	541,674
	Webuild SpA	30,099	81,974
	Zignago Vetro SpA	9,750	197,686
TOTAL ITALY			70,276,396
JAPAN — (14.8%)
	77 Bank, Ltd. (The)	24,200	256,723
	A&A Material Corp.	1,800	16,718
	A&D Co., Ltd.	10,900	98,518
	ABC-Mart, Inc.	1,500	82,705
	Abist Co., Ltd.	2,200	58,809
	Achilles Corp.	5,500	68,566
	Acom Co., Ltd.	20,700	84,962
	AD Works Group Co., Ltd.	8,180	11,574
	Adastria Co., Ltd.	17,480	301,511
	ADEKA Corp.	39,600	799,518
	Ad-sol Nissin Corp.	2,600	49,455
	Advan Group Co., Ltd.	5,700	46,687
	Advance Create Co., Ltd.	2,600	23,822
	Advantage Risk Management Co., Ltd.	2,100	21,413
	Advantest Corp.	25,700	2,268,820
#*	Adventure, Inc.	600	35,895
	Aeon Co., Ltd.	83,505	2,285,099
	Aeon Delight Co., Ltd.	10,000	329,022
	Aeon Fantasy Co., Ltd.	5,400	95,130
	AEON Financial Service Co., Ltd.	45,400	559,324
	Aeon Hokkaido Corp.	9,100	85,893
	Aeon Mall Co., Ltd.	20,280	309,110
	Aeria, Inc.	8,800	36,278
	AFC-HD AMS Life Science Co., Ltd.	4,900	56,786
	AGC, Inc.	37,900	1,620,723
	Agro-Kanesho Co., Ltd.	800	10,153
	Ahresty Corp.	14,600	64,534
	Ai Holdings Corp.	7,100	132,553
	Aica Kogyo Co., Ltd.	8,900	314,473
	Aichi Bank, Ltd. (The)	3,700	108,467
	Aichi Steel Corp.	5,000	132,616
	Aichi Tokei Denki Co., Ltd.	1,400	57,523
	Aida Engineering, Ltd.	18,200	168,301
	Aiful Corp.	81,000	254,588
	Ain Holdings, Inc.	15,100	924,345
	Ainavo Holdings Co., Ltd.	1,300	12,434
	Air Water, Inc.	107,300	1,604,049
	Airport Facilities Co., Ltd.	9,700	51,067
	Aisan Industry Co., Ltd.	21,700	189,554

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Aisin Corp.	31,462	$1,273,705
	AIT Corp.	1,100	11,205
	Ajinomoto Co., Inc.	85,100	2,168,084
	Ajis Co., Ltd.	1,600	51,232
	Akatsuki Corp.	11,500	39,943
	Akatsuki, Inc.	4,100	122,551
*	Akebono Brake Industry Co., Ltd.	23,100	35,961
	Akita Bank, Ltd. (The)	6,300	80,189
	Albis Co., Ltd.	2,100	44,626
	Alconix Corp.	12,700	168,791
	Alfresa Holdings Corp.	30,000	456,896
	Alinco, Inc.	7,800	71,160
	Alleanza Holdings Co., Ltd.	4,900	59,258
	Alpen Co., Ltd.	9,300	261,428
	Alpha Corp.	2,600	27,522
	Alps Alpine Co., Ltd.	60,400	628,697
	Alps Logistics Co., Ltd.	5,100	45,448
	Altech Corp.	5,610	104,107
	Amada Co., Ltd.	76,400	785,249
	Amano Corp.	16,300	401,906
	Amiyaki Tei Co., Ltd.	2,300	60,726
*	ANA Holdings, Inc.	9,800	229,645
	Anabuki Kosan, Inc.	1,900	34,977
	Anest Iwata Corp.	7,400	71,366
	Anicom Holdings, Inc.	11,100	87,597
	Anritsu Corp.	37,500	655,411
	AOKI Holdings, Inc.	15,800	94,542
	Aomori Bank, Ltd. (The)	8,500	153,951
*	Aoyama Trading Co., Ltd.	20,500	131,042
	Aoyama Zaisan Networks Co., Ltd.	2,900	41,591
	Aozora Bank, Ltd.	35,400	796,782
	Apaman Co., Ltd.	3,400	17,863
	Arakawa Chemical Industries, Ltd.	6,500	70,630
	Arata Corp.	8,200	320,029
	Arcland Sakamoto Co., Ltd.	3,900	53,795
	Arcland Service Holdings Co., Ltd.	5,000	103,272
	Arcs Co., Ltd.	15,900	323,836
	Ardepro Co., Ltd.	22,200	15,030
	Arealink Co., Ltd.	3,200	46,302
	Argo Graphics, Inc.	2,200	69,145
	ARTERIA Networks Corp.	3,800	63,464
	Artnature, Inc.	5,200	32,231
	ArtSpark Holdings, Inc.	11,600	103,219
*	Aruhi Corp.	19,100	241,637
	As One Corp.	1,000	135,864
	Asahi Co., Ltd.	10,600	128,158
	Asahi Group Holdings, Ltd.	49,100	2,209,231
	Asahi Holdings, Inc.	39,400	779,160
	Asahi Intecc Co., Ltd.	28,200	764,138
	Asahi Kasei Corp.	265,400	2,894,165
	Asahi Kogyosha Co., Ltd.	1,900	56,282
	Asahi Net, Inc.	8,800	54,845
	Asahi Yukizai Corp.	4,900	60,024
	Asanuma Corp.	3,600	154,907
	Asax Co., Ltd.	3,700	23,304
	Ascentech KK	900	9,402
*	Ashimori Industry Co., Ltd.	3,300	34,734
	Asia Pile Holdings Corp.	11,800	51,808
	Asics Corp.	6,200	136,925

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	ASKA Pharmaceutical Holdings Co., Ltd.	11,400	$102,191
	ASKUL Corp.	15,700	236,991
	Astellas Pharma, Inc.	173,900	2,769,770
	Astena Holdings Co., Ltd.	19,500	99,238
	Asti Corp.	800	20,002
	Ateam, Inc.	2,500	33,494
	Atled Corp.	700	13,696
#	Atom Corp.	34,300	243,114
*	Atrae, Inc.	1,600	31,331
#*	Aucfan Co., Ltd.	2,000	22,316
	Aucnet, Inc.	3,600	52,337
	Autobacs Seven Co., Ltd.	17,500	257,434
	Avant Corp.	6,000	89,947
	Avantia Co., Ltd.	4,800	40,247
	Avex, Inc.	8,600	122,304
	Awa Bank, Ltd. (The)	14,100	255,207
	Axial Retailing, Inc.	9,600	333,093
	Azbil Corp.	9,900	386,081
	Bandai Namco Holdings, Inc.	16,100	1,041,737
	Bando Chemical Industries, Ltd.	15,300	127,723
	Bank of Iwate, Ltd. (The)	6,400	97,563
	Bank of Kochi, Ltd. (The)	4,400	32,092
	Bank of Kyoto, Ltd. (The)	15,200	654,578
	Bank of Nagoya, Ltd. (The)	4,800	108,309
	Bank of Okinawa, Ltd. (The)	9,280	209,313
	Bank of Saga, Ltd. (The)	5,901	73,873
	Bank of the Ryukyus, Ltd.	19,600	129,421
	Baroque Japan, Ltd.	8,400	67,586
	Base Co., Ltd.	800	35,587
	BayCurrent Consulting, Inc.	6,800	2,707,967
	Beauty Garage, Inc.	1,200	45,655
	Belc Co., Ltd.	6,000	294,212
	Bell System24 Holdings, Inc.	16,300	250,315
	Belluna Co., Ltd.	21,200	180,061
	Benefit One, Inc.	20,200	665,163
	Benesse Holdings, Inc.	7,300	167,980
	BeNext-Yumeshin Group Co.	19,669	244,808
*	Bengo4.com, Inc.	1,100	83,052
	Bic Camera, Inc.	31,500	325,566
	BML, Inc.	11,100	383,368
	Bookoff Group Holdings, Ltd.	3,500	31,058
	BP Castrol K.K.	3,500	43,178
	Br Holdings Corp.	16,900	71,947
	Bridgestone Corp.	86,100	3,793,123
	Broadleaf Co., Ltd.	42,500	195,898
	Brother Industries, Ltd.	74,000	1,505,968
	Bunka Shutter Co., Ltd.	25,000	269,026
	Business Brain Showa-Ota, Inc.	1,400	24,103
	Business Engineering Corp.	400	11,922
	C Uyemura & Co., Ltd.	2,800	117,388
	Calbee, Inc.	37,300	856,943
	Can Do Co., Ltd.	1,500	25,960
	Canon Electronics, Inc.	7,900	115,518
	Canon Marketing Japan, Inc.	14,200	318,069
	Canon, Inc.	46,100	1,061,594
	Capcom Co., Ltd.	37,600	1,033,844
	Careerlink Co., Ltd.	700	12,284
	Carenet, Inc.	700	45,385
	Carlit Holdings Co., Ltd.	8,000	54,165

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Carta Holdings, Inc.	3,600	$59,907
#	Casa, Inc.	2,700	23,135
	Casio Computer Co., Ltd.	25,800	420,515
	Cawachi, Ltd.	5,600	113,219
	CDS Co., Ltd.	1,300	18,911
	CE Holdings Co., Ltd.	5,000	25,277
*	CellSource Co., Ltd.	600	78,620
	Central Glass Co., Ltd.	15,400	311,340
	Central Japan Railway Co.	6,400	930,974
	Central Security Patrols Co., Ltd.	3,100	84,592
	Central Sports Co., Ltd.	3,500	76,125
#*	Change, Inc.	6,500	150,782
	Charm Care Corp. KK	3,700	37,317
	Chiba Bank, Ltd. (The)	81,900	465,903
	Chiba Kogyo Bank, Ltd. (The)	20,700	48,237
	Chilled & Frozen Logistics Holdings Co., Ltd.	9,800	147,840
	Chino Corp.	3,000	41,658
	Chiyoda Co., Ltd.	6,800	54,042
	Chodai Co., Ltd.	3,800	66,627
	Chori Co., Ltd.	4,400	75,681
	Chubu Electric Power Co., Inc.	42,200	506,424
	Chubu Shiryo Co., Ltd.	9,500	99,248
*	Chuetsu Pulp & Paper Co., Ltd.	11,700	136,156
	Chugai Pharmaceutical Co., Ltd.	22,100	814,396
	Chugai Ro Co., Ltd.	2,700	48,559
	Chugoku Bank, Ltd. (The)	56,500	449,293
	Chugoku Electric Power Co., Inc. (The)	53,200	480,901
	Chugoku Marine Paints, Ltd.	19,100	158,143
	Chukyo Bank, Ltd. (The)	4,300	54,938
	CI Takiron Corp.	19,000	104,013
	Citizen Watch Co., Ltd.	119,300	466,681
	CK-San-Etsu Co., Ltd.	1,700	45,163
	Cleanup Corp.	9,900	48,969
	CMIC Holdings Co., Ltd.	7,700	100,335
*	CMK Corp.	21,000	80,817
	Coca-Cola Bottlers Japan Holdings, Inc.	26,213	427,783
	cocokara fine, Inc.	4,900	365,818
	Colowide Co., Ltd.	3,900	70,496
	Computer Engineering & Consulting, Ltd.	12,800	186,815
	COMSYS Holdings Corp.	18,000	500,266
	Comture Corp.	8,200	176,493
	Concordia Financial Group, Ltd.	302,124	1,081,539
	CONEXIO Corp.	12,800	186,899
#	Core Corp.	2,800	38,653
	Cosel Co., Ltd.	6,300	58,639
	Cosmo Energy Holdings Co., Ltd.	31,100	723,301
	Cosmos Initia Co., Ltd.	2,200	8,814
	Cosmos Pharmaceutical Corp.	4,200	712,961
	Cota Co., Ltd.	400	5,294
	CRE, Inc.	4,800	66,285
	Create Medic Co., Ltd.	2,900	25,407
*	Create Restaurants Holdings, Inc.	31,400	265,862
	Create SD Holdings Co., Ltd.	13,600	456,488
	Credit Saison Co., Ltd.	53,100	633,384
	Creek & River Co., Ltd.	3,500	57,121
	Cresco, Ltd.	4,000	71,600
	CTI Engineering Co., Ltd.	6,400	136,548
	CTS Co., Ltd.	9,600	71,267
	Curves Holdings Co., Ltd.	12,100	90,196

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	CyberAgent, Inc.	64,800	$1,166,299
	Cybernet Systems Co., Ltd.	6,500	40,198
	Cybozu, Inc.	6,300	137,844
	Dai Nippon Printing Co., Ltd.	31,500	742,308
	Dai Nippon Toryo Co., Ltd.	11,300	87,125
	Daibiru Corp.	10,500	134,144
	Daicel Corp.	122,900	1,020,703
	Dai-Dan Co., Ltd.	3,400	81,851
	Daido Kogyo Co., Ltd.	3,211	32,164
	Daido Metal Co., Ltd.	20,900	115,404
	Daido Steel Co., Ltd.	9,800	462,633
	Daifuku Co., Ltd.	11,100	994,663
	Daihatsu Diesel Manufacturing Co., Ltd.	7,200	31,898
	Daihen Corp.	8,600	385,692
	Daiho Corp.	5,400	209,561
	Dai-Ichi Cutter Kogyo K.K.	2,900	36,535
	Daiichi Jitsugyo Co., Ltd.	4,000	170,086
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	11,600	196,304
	Dai-ichi Life Holdings, Inc.	64,900	1,194,487
	Daiichi Sankyo Co., Ltd.	10,200	202,004
	Daiichikosho Co., Ltd.	13,300	465,841
	Daiken Corp.	6,500	131,628
	Daiken Medical Co., Ltd.	4,400	21,476
	Daiki Aluminium Industry Co., Ltd.	17,200	190,511
	Daikin Industries, Ltd.	16,000	3,341,322
	Daikoku Denki Co., Ltd.	2,900	23,895
	Daikokutenbussan Co., Ltd.	3,100	178,844
	Daikyonishikawa Corp.	24,300	156,676
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	5,000	105,476
	Daio Paper Corp.	35,900	618,801
*	Daiohs Corp.	2,300	21,756
	Daiseki Co., Ltd.	8,300	384,167
	Daiseki Eco. Solution Co., Ltd.	3,240	38,020
	Daishi Hokuetsu Financial Group, Inc.	15,550	343,728
	Daishinku Corp.	2,900	94,292
	Daisue Construction Co., Ltd.	3,600	32,838
	Daito Bank, Ltd. (The)	4,200	23,505
	Daito Pharmaceutical Co., Ltd.	8,180	248,269
	Daito Trust Construction Co., Ltd.	12,300	1,445,126
	Daitron Co., Ltd.	3,600	63,914
	Daiwa House Industry Co., Ltd.	106,700	3,271,444
	Daiwa Securities Group, Inc.	199,100	1,046,936
	Daiwabo Holdings Co., Ltd.	55,500	1,120,334
	DATA HORIZON Co., Ltd.	300	11,236
	DCM Holdings Co., Ltd.	48,200	475,046
	Dear Life Co., Ltd.	11,100	47,722
	Denka Co., Ltd.	42,500	1,470,841
	Densan System Holdings Co., Ltd.	1,100	29,003
	Denso Corp.	19,600	1,346,542
	Dentsu Group, Inc.	26,800	931,406
	Denyo Co., Ltd.	5,600	102,095
	Dexerials Corp.	37,800	871,520
	DIC Corp.	40,900	1,105,282
	Digital Arts, Inc.	4,400	302,174
	Digital Garage, Inc.	5,400	224,152
	Digital Hearts Holdings Co., Ltd.	5,100	70,551
	Digital Holdings, Inc.	7,800	151,619
	Digital Information Technologies Corp.	3,200	55,426
	Dip Corp.	12,300	359,727

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Disco Corp.	1,900	$542,558
	DKK-Toa Corp.	3,200	24,122
	DKS Co., Ltd.	5,300	163,123
	DMG Mori Co., Ltd.	42,900	670,324
	Double Standard, Inc.	1,000	46,218
	Doutor Nichires Holdings Co., Ltd.	10,200	155,458
	Dowa Holdings Co., Ltd.	31,500	1,224,047
*	Dream Incubator, Inc.	1,200	9,754
#*	Drecom Co., Ltd.	2,400	11,828
	DTS Corp.	18,800	453,784
	Duskin Co., Ltd.	7,300	168,584
	Dvx, Inc.	2,900	26,158
	Dynic Corp.	2,100	13,698
	Eagle Industry Co., Ltd.	14,900	176,169
	Earth Corp.	3,400	201,352
	East Japan Railway Co.	13,700	912,726
	Ebara Corp.	34,500	1,706,543
	Ebara Foods Industry, Inc.	2,400	58,138
	Ebara Jitsugyo Co., Ltd.	4,700	122,485
	Ebase Co., Ltd.	7,200	53,312
*	eBook Initiative Japan Co., Ltd.	1,200	35,766
	Eco's Co., Ltd.	4,300	73,310
	EDION Corp.	49,300	509,693
#	EF-ON, Inc.	10,080	114,467
	eGuarantee, Inc.	9,100	194,870
	E-Guardian, Inc.	2,900	73,504
	Ehime Bank, Ltd. (The)	13,100	89,900
	Eidai Co., Ltd.	16,800	45,941
	Eiken Chemical Co., Ltd.	4,300	89,642
	Eisai Co., Ltd.	12,000	987,033
	Eizo Corp.	6,600	278,342
	Elan Corp.	9,800	106,586
	Elecom Co., Ltd.	20,100	353,882
	Electric Power Development Co., Ltd.	26,900	393,810
	Elematec Corp.	8,004	83,449
	EM Systems Co., Ltd.	8,000	59,799
	Endo Lighting Corp.	8,800	58,779
	ENEOS Holdings, Inc.	314,268	1,320,112
	Enigmo, Inc.	8,600	112,485
	en-japan, Inc.	12,600	440,000
	Enomoto Co., Ltd.	2,700	42,489
	Enshu, Ltd.	1,800	13,703
	EPCO Co., Ltd.	800	6,408
	eRex Co., Ltd.	8,600	242,640
	ES-Con Japan, Ltd.	21,900	152,924
*	Escrow Agent Japan, Inc.	6,800	13,560
	Eslead Corp.	3,600	53,028
	ESPEC Corp.	6,300	132,327
	Exedy Corp.	15,500	234,725
	Ezaki Glico Co., Ltd.	10,500	392,270
	F&M Co., Ltd.	1,800	21,932
	FALCO HOLDINGS Co., Ltd.	1,800	28,299
	Fancl Corp.	14,300	454,553
	FANUC Corp.	1,500	335,951
	Fast Retailing Co., Ltd.	4,500	3,051,913
	FCC Co., Ltd.	24,400	349,802
*	FDK Corp.	5,200	59,564
	Feed One Co., Ltd.	15,196	102,462
	Ferrotec Holdings Corp.	18,200	483,337

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	FFRI Security, Inc.	1,000	$15,812
	FIDEA Holdings Co., Ltd.	76,000	84,035
	FINDEX, Inc.	4,200	41,552
	First Bank of Toyama, Ltd. (The)	17,000	42,064
	First Brothers Co., Ltd.	2,700	24,569
	First Juken Co., Ltd.	3,300	34,847
	First-corp, Inc.	1,800	12,571
	Fixstars Corp.	6,000	43,112
	FJ Next Co., Ltd.	9,100	85,470
	Focus Systems Corp.	1,500	13,606
	Food & Life Cos., Ltd.	11,000	448,192
	Forval Corp.	3,700	32,440
	Foster Electric Co., Ltd.	8,800	72,813
	FP Corp.	19,400	746,835
	France Bed Holdings Co., Ltd.	14,300	119,380
#	Freebit Co., Ltd.	5,200	36,989
	Freund Corp.	2,400	18,453
	F-Tech, Inc.	9,500	64,964
	FTGroup Co., Ltd.	4,600	55,033
	Fudo Tetra Corp.	10,550	178,603
	Fuji Co., Ltd.	8,900	158,298
	Fuji Corp.	22,100	520,069
	Fuji Corp.	6,800	75,718
	Fuji Corp., Ltd.	11,200	65,627
#	Fuji Die Co., Ltd.	3,700	22,967
	Fuji Electric Co., Ltd.	28,100	1,229,751
	Fuji Furukawa Engineering & Construction Co., Ltd.	1,600	37,914
	Fuji Kyuko Co., Ltd.	7,200	333,052
	Fuji Oil Co., Ltd.	21,300	47,540
	Fuji Oil Holdings, Inc.	17,600	398,402
	Fuji Pharma Co., Ltd.	8,600	88,479
	Fuji Seal International, Inc.	20,000	406,262
	Fuji Soft, Inc.	4,800	242,536
	Fujibo Holdings, Inc.	4,500	163,936
	Fujicco Co., Ltd.	6,500	113,997
	FUJIFILM Holdings Corp.	15,800	1,133,852
	Fujikura Composites, Inc.	6,800	30,875
	Fujikura Kasei Co., Ltd.	10,700	48,646
*	Fujikura, Ltd.	153,600	786,227
	Fujimak Corp.	1,400	10,325
	Fujimori Kogyo Co., Ltd.	8,900	336,254
	Fujisash Co., Ltd.	38,500	27,093
	Fujitec Co., Ltd.	5,000	111,084
	Fujitsu General, Ltd.	11,300	291,500
	Fujitsu, Ltd.	21,350	3,632,284
	Fujiya Co., Ltd.	3,700	76,432
	FuKoKu Co., Ltd.	6,500	60,481
	Fukuda Corp.	2,900	131,246
	Fukuda Denshi Co., Ltd.	1,700	155,047
	Fukui Bank, Ltd. (The)	8,800	115,588
	Fukui Computer Holdings, Inc.	3,600	132,733
	Fukuoka Financial Group, Inc.	45,280	763,200
	Fukushima Galilei Co., Ltd.	5,100	210,367
	Fukuyama Transporting Co., Ltd.	9,800	367,983
	FULLCAST Holdings Co., Ltd.	6,800	140,116
	Funai Soken Holdings, Inc.	11,560	265,673
	Furukawa Battery Co., Ltd. (The)	7,400	110,842
	Furukawa Co., Ltd.	14,700	172,183
	Furukawa Electric Co., Ltd.	29,300	754,480

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Furuno Electric Co., Ltd.	9,500	$93,750
	Furusato Industries, Ltd.	2,600	47,086
	Furyu Corp.	7,700	99,482
	Fuso Chemical Co., Ltd.	11,800	425,367
	Fuso Pharmaceutical Industries, Ltd.	3,000	63,987
	Futaba Industrial Co., Ltd.	36,800	191,238
	Future Corp.	15,100	253,463
	Fuyo General Lease Co., Ltd.	11,600	757,955
	G-7 Holdings, Inc.	8,000	266,817
	Gakken Holdings Co., Ltd.	11,400	133,946
	Gakkyusha Co., Ltd.	2,400	29,506
	GCA Corp.	6,600	62,792
	Gecoss Corp.	7,400	59,566
	Genki Sushi Co., Ltd.	1,800	41,394
	Genky DrugStores Co., Ltd.	4,900	181,003
	Geo Holdings Corp.	20,300	226,812
	Geostr Corp.	6,900	21,906
	Giken, Ltd.	4,900	201,037
	GL Sciences, Inc.	2,400	57,929
	GLOBERIDE, Inc.	6,200	300,448
	Glory, Ltd.	24,400	524,287
#	Glosel Co., Ltd.	4,200	16,946
#	GMO Financial Holdings, Inc.	15,300	116,008
	GMO GlobalSign Holdings K.K.	1,300	50,209
	GMO internet, Inc.	18,600	490,449
	GMO Payment Gateway, Inc.	7,600	976,960
	Godo Steel, Ltd.	4,400	61,699
	Goldwin, Inc.	5,600	350,094
	Golf Digest Online, Inc.	6,700	101,043
	Good Com Asset Co., Ltd.	3,600	48,901
	Grace Technology, Inc.	1,800	22,668
	Grandy House Corp.	7,600	30,154
	gremz, Inc.	1,200	24,124
	GS Yuasa Corp.	38,600	991,669
	GSI Creos Corp.	3,800	33,807
	G-Tekt Corp.	14,100	200,120
	Gumi, Inc.	12,600	92,501
	Gunma Bank, Ltd. (The)	138,200	441,605
	Gunze, Ltd.	6,400	277,120
	H.U. Group Holdings, Inc.	29,900	776,213
	H2O Retailing Corp.	39,625	300,038
	HABA Laboratories, Inc.	1,500	52,264
	Hachijuni Bank, Ltd. (The)	146,700	474,609
	Hagihara Industries, Inc.	3,600	46,896
	Hagiwara Electric Holdings Co., Ltd.	3,200	66,803
	Hakudo Co., Ltd.	5,000	101,191
	Hakuhodo DY Holdings, Inc.	37,500	570,394
	Hakuto Co., Ltd.	6,600	91,764
	Halows Co., Ltd.	5,200	134,565
	Hamakyorex Co., Ltd.	10,300	297,786
	Hamamatsu Photonics KK	8,600	478,165
	Handsman Co., Ltd.	1,000	14,143
	Hankyu Hanshin Holdings, Inc.	34,900	1,032,019
	Hanwa Co., Ltd.	14,200	420,178
	Happinet Corp.	5,000	66,304
#	Harada Industry Co., Ltd.	4,200	34,866
	Hard Off Corp. Co., Ltd.	3,900	27,382
	Harima Chemicals Group, Inc.	6,500	53,729
	Haruyama Holdings, Inc.	4,000	22,989

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Haseko Corp.	144,300	$1,952,709
	Hayashikane Sangyo Co., Ltd.	3,600	19,311
	Hazama Ando Corp.	112,220	853,727
	Heiwa Corp.	22,000	384,847
	Heiwa Real Estate Co., Ltd.	10,100	364,487
	Heiwado Co., Ltd.	15,800	300,996
	Helios Techno Holding Co., Ltd.	12,400	38,797
*	Hennge KK	400	11,875
	Hikari Tsushin, Inc.	3,800	657,897
	Hino Motors, Ltd.	95,600	838,095
	Hinokiya Group Co., Ltd.	1,400	31,492
	Hioki EE Corp.	600	41,849
	Hirakawa Hewtech Corp.	5,200	56,437
	Hirata Corp.	900	50,665
	Hirogin Holdings, Inc.	89,100	479,443
	Hirose Electric Co., Ltd.	735	110,108
	Hiroshima Gas Co., Ltd.	14,400	48,680
	Hisamitsu Pharmaceutical Co., Inc.	3,300	144,541
	Hitachi Construction Machinery Co., Ltd.	27,400	774,200
*	Hitachi Metals, Ltd.	19,610	382,964
	Hitachi Transport System, Ltd.	20,000	801,601
	Hitachi Zosen Corp.	105,100	759,350
	Hitachi, Ltd.	131,700	7,575,276
	Hito Communications Holdings, Inc.	3,400	65,193
	Hochiki Corp.	6,300	64,875
	Hodogaya Chemical Co., Ltd.	2,800	104,951
	Hogy Medical Co., Ltd.	7,400	232,712
	Hokkaido Electric Power Co., Inc.	60,000	269,391
	Hokkaido Gas Co., Ltd.	4,400	62,565
	Hokkan Holdings, Ltd.	4,700	60,450
	Hokko Chemical Industry Co., Ltd.	9,200	89,688
	Hokkoku Bank, Ltd. (The)	9,200	171,211
	Hokuetsu Corp.	66,900	372,820
	Hokuetsu Industries Co., Ltd.	13,700	137,148
	Hokuhoku Financial Group, Inc.	52,000	375,530
	Hokuriku Electric Industry Co., Ltd.	4,100	41,805
	Hokuriku Electric Power Co.	52,300	272,958
	Hokuto Corp.	11,200	196,482
	Honda Motor Co., Ltd., Sponsored ADR	36,506	1,171,843
	Honda Motor Co., Ltd.	108,300	3,478,365
	Honda Tsushin Kogyo Co., Ltd.	6,500	29,127
	H-One Co., Ltd.	10,200	68,954
	Honeys Holdings Co., Ltd.	5,900	61,232
	Hoosiers Holdings	16,300	107,587
	Horiba, Ltd.	12,300	845,385
	Hoshizaki Corp.	400	33,589
	Hosokawa Micron Corp.	2,800	159,191
*	Hotland Co., Ltd.	2,900	34,114
	House Foods Group, Inc.	6,600	205,452
	Howa Machinery, Ltd.	6,400	47,233
	Hoya Corp.	32,800	4,630,360
*	HPC Systems, Inc.	800	23,156
	Hulic Co., Ltd.	26,496	301,438
	Hyakugo Bank, Ltd. (The)	93,200	260,224
	Hyakujushi Bank, Ltd. (The)	10,300	142,178
	Ibiden Co., Ltd.	14,900	789,330
	IBJ, Inc.	8,000	78,968
	Ichibanya Co., Ltd.	1,800	79,923
	Ichigo, Inc.	129,300	388,208

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ichiken Co., Ltd.	3,500	$61,531
	Ichikoh Industries, Ltd.	24,000	161,108
	Ichinen Holdings Co., Ltd.	13,300	150,690
	Ichiyoshi Securities Co., Ltd.	15,300	84,207
	ID Holdings Corp.	6,700	57,103
	Idec Corp.	13,500	269,838
	Idemitsu Kosan Co., Ltd.	40,341	949,621
	IDOM, Inc.	46,100	422,243
	Ihara Science Corp.	3,600	64,246
*	IHI Corp.	82,800	1,915,166
	Iida Group Holdings Co., Ltd.	20,116	485,418
	Iino Kaiun Kaisha, Ltd.	50,900	211,053
	IJTT Co., Ltd.	10,900	69,925
	Ikegami Tsushinki Co., Ltd.	3,300	24,592
*	Imagica Group, Inc.	6,000	24,375
	Imasen Electric Industrial	2,200	14,036
*	Impact HD, Inc.	800	21,970
	Imuraya Group Co., Ltd.	1,500	31,385
	Inaba Denki Sangyo Co., Ltd.	10,000	244,034
	Inaba Seisakusho Co., Ltd.	4,100	54,093
	Inabata & Co., Ltd.	17,100	266,108
	Inageya Co., Ltd.	11,000	144,924
	Ines Corp.	8,100	100,526
	I-Net Corp.	7,230	93,626
	Infocom Corp.	12,200	289,954
	Infomart Corp.	68,000	561,076
	Information Services International-Dentsu, Ltd.	10,800	427,406
	Innotech Corp.	5,100	62,504
	Inpex Corp.	238,700	1,692,994
	Insource Co., Ltd.	2,300	41,699
	Intage Holdings, Inc.	17,000	238,199
	Intelligent Wave, Inc.	1,900	10,170
	Internet Initiative Japan, Inc.	28,000	889,075
	Inui Global Logistics Co., Ltd.	4,700	54,422
	I-O Data Device, Inc.	4,000	36,766
	I-PEX, Inc.	5,300	119,556
	IPS, Inc.	900	22,133
	IR Japan Holdings, Ltd.	2,700	334,114
	Iriso Electronics Co., Ltd.	1,000	47,778
	I'rom Group Co., Ltd.	800	13,915
	ISB Corp.	4,000	53,568
*	Iseki & Co., Ltd.	8,700	118,379
	Isetan Mitsukoshi Holdings, Ltd.	94,200	637,874
	Ishihara Sangyo Kaisha, Ltd.	16,100	164,721
	Ishii Iron Works Co., Ltd.	500	13,671
*	Ishizuka Glass Co., Ltd.	1,100	20,071
	Isuzu Motors, Ltd.	107,000	1,427,346
	Itfor, Inc.	13,500	90,386
	ITmedia, Inc.	2,600	48,674
	Ito En, Ltd.	9,800	578,238
	ITOCHU Corp.	196,700	5,822,169
	Itochu Enex Co., Ltd.	34,500	316,412
	Itochu Techno-Solutions Corp.	17,700	542,958
	Itochu-Shokuhin Co., Ltd.	2,100	98,977
	Itoham Yonekyu Holdings, Inc.	42,368	281,818
	Itoki Corp.	13,300	44,234
*	Itokuro, Inc.	1,300	12,260
	IwaiCosmo Holdings, Inc.	6,800	86,715
	Iwaki Co., Ltd.	1,300	10,810

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Iwasaki Electric Co., Ltd.	3,700	$69,522
	Iwatani Corp.	22,900	1,315,582
	Iyo Bank, Ltd. (The)	107,943	532,621
	Izumi Co., Ltd.	13,300	455,251
	J Front Retailing Co., Ltd.	72,500	610,928
*	J Trust Co., Ltd.	23,700	79,252
	JAC Recruitment Co., Ltd.	7,200	115,266
	Jaccs Co., Ltd.	11,800	274,420
#*	Jalux, Inc.	3,000	45,772
*	Jamco Corp.	5,300	51,198
	Janome Sewing Machine Co., Ltd.	10,500	73,520
*	Japan Airlines Co., Ltd.	40,200	838,065
#*	Japan Airport Terminal Co., Ltd.	2,900	125,320
	Japan Asia Group, Ltd.	12,300	108,852
*	Japan Asset Marketing Co., Ltd.	40,100	40,192
	Japan Aviation Electronics Industry, Ltd.	31,000	493,607
	Japan Best Rescue System Co., Ltd.	5,100	48,012
*	Japan Cash Machine Co., Ltd.	9,600	49,105
*	Japan Display, Inc.	791,000	253,105
	Japan Electronic Materials Corp.	3,000	48,938
	Japan Elevator Service Holdings Co., Ltd.	6,800	156,741
	Japan Exchange Group, Inc.	44,300	1,007,604
*	Japan Hospice Holdings, Inc.	700	11,564
	Japan Investment Adviser Co., Ltd.	4,500	60,784
	Japan Lifeline Co., Ltd.	22,600	284,493
	Japan Material Co., Ltd.	22,600	270,156
	Japan Medical Dynamic Marketing, Inc.	10,700	236,751
	Japan Oil Transportation Co., Ltd.	1,600	38,030
	Japan Post Holdings Co., Ltd.	92,300	783,483
	Japan Post Insurance Co., Ltd.	16,000	283,657
	Japan Property Management Center Co., Ltd.	6,000	70,410
	Japan Pulp & Paper Co., Ltd.	6,900	231,769
	Japan Securities Finance Co., Ltd.	39,400	294,341
	Japan Steel Works, Ltd. (The)	42,000	1,033,193
	Japan Tobacco, Inc.	205,200	4,009,668
	Japan Transcity Corp.	13,100	68,437
	Japan Wool Textile Co., Ltd. (The)	24,300	218,558
	JBCC Holdings, Inc.	4,700	62,523
	JCR Pharmaceuticals Co., Ltd.	10,800	304,699
	JCU Corp.	14,200	521,673
	Jeol, Ltd.	14,500	942,923
	JFE Holdings, Inc.	63,132	767,669
	JFE Systems, Inc.	1,700	26,914
	JGC Holdings Corp.	61,100	550,063
#*	JIG-SAW, Inc.	900	70,498
	Jimoto Holdings, Inc.	9,350	54,405
	JINS Holdings, Inc.	4,900	320,896
	JK Holdings Co., Ltd.	7,000	51,671
	J-Lease Co., Ltd.	2,100	31,383
	JM Holdings Co., Ltd.	5,600	107,077
	JMS Co., Ltd.	6,200	46,248
*	Joban Kosan Co., Ltd.	2,100	27,507
	J-Oil Mills, Inc.	9,800	165,558
	Joshin Denki Co., Ltd.	10,700	265,745
	Joyful Honda Co., Ltd.	3,100	39,131
#	JP-Holdings, Inc.	16,300	40,602
	JSB Co., Ltd.	1,300	46,118
	JSP Corp.	4,400	64,817
	JSR Corp.	16,600	556,432

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	JTEKT Corp.	86,100	$818,044
	Juki Corp.	19,400	143,431
	Juroku Bank, Ltd. (The)	12,600	222,683
	Justsystems Corp.	6,400	371,822
	JVCKenwood Corp.	104,400	225,017
	Kadokawa Corp.	3,900	152,288
	Kaga Electronics Co., Ltd.	8,400	219,193
	Kagome Co., Ltd.	9,000	231,123
	Kajima Corp.	120,500	1,551,171
	Kakaku.com, Inc.	19,300	526,681
	Kaken Pharmaceutical Co., Ltd.	15,400	681,652
	Kakiyasu Honten Co., Ltd.	2,300	53,007
	Kameda Seika Co., Ltd.	4,300	177,528
	Kamei Corp.	10,900	113,639
	Kamigumi Co., Ltd.	26,800	565,554
	Kanaden Corp.	9,000	85,926
	Kanagawa Chuo Kotsu Co., Ltd.	3,000	92,798
	Kanamic Network Co., Ltd.	7,600	42,140
	Kanamoto Co., Ltd.	19,300	451,160
	Kandenko Co., Ltd.	39,600	332,175
	Kaneka Corp.	17,800	704,830
	Kaneko Seeds Co., Ltd.	2,800	36,431
	Kanematsu Corp.	49,000	677,943
	Kanematsu Electronics, Ltd.	6,200	203,738
	Kansai Electric Power Co., Inc. (The)	48,800	460,324
	Kansai Paint Co., Ltd.	13,900	341,376
	Kansai Super Market, Ltd.	5,400	58,176
	Kanto Denka Kogyo Co., Ltd.	31,300	300,952
	Kao Corp.	32,500	1,956,868
*	Kasai Kogyo Co., Ltd.	15,000	55,037
	Katakura & Co-op Agri Corp.	1,800	19,987
	Katitas Co., Ltd.	10,300	307,209
	Kato Sangyo Co., Ltd.	3,400	103,432
	Kato Works Co., Ltd.	3,200	28,425
	Kawada Technologies, Inc.	1,900	63,419
	Kawai Musical Instruments Manufacturing Co., Ltd.	2,600	104,594
*	Kawasaki Heavy Industries, Ltd.	83,500	1,752,592
*	Kawasaki Kisen Kaisha, Ltd.	26,300	900,063
	Kawata Manufacturing Co., Ltd.	1,100	8,983
	KDDI Corp.	248,800	7,609,200
	KeePer Technical Laboratory Co., Ltd.	6,600	176,058
	Keihan Holdings Co., Ltd.	16,900	464,614
	Keihanshin Building Co., Ltd.	6,900	89,053
	Keihin Co., Ltd.	2,900	36,220
	Keikyu Corp.	24,300	288,693
	Keio Corp.	6,400	358,491
	Keisei Electric Railway Co., Ltd.	8,000	238,261
	Keiyo Bank, Ltd. (The)	45,000	171,886
	Keiyo Co., Ltd.	16,200	123,602
	KEL Corp.	1,500	13,796
	Kenko Mayonnaise Co., Ltd.	6,200	81,280
	Kewpie Corp.	38,500	865,745
	Keyence Corp.	2,808	1,564,063
	KFC Holdings Japan, Ltd.	6,000	155,962
	KFC, Ltd.	2,200	38,569
	KH Neochem Co., Ltd.	13,100	309,768
	Kikkoman Corp.	8,600	526,637
	Kimura Chemical Plants Co., Ltd.	2,900	24,194
	Kimura Unity Co., Ltd.	2,800	33,142

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Kinki Sharyo Co., Ltd. (The)	2,500	$27,203
*	Kintetsu Department Store Co., Ltd.	2,100	58,959
*	Kintetsu Group Holdings Co., Ltd.	10,800	364,942
	Kintetsu World Express, Inc.	22,600	550,707
	Kirin Holdings Co., Ltd.	63,140	1,154,881
	Ki-Star Real Estate Co., Ltd.	5,200	235,636
	Kitagawa Corp.	4,400	66,830
	Kita-Nippon Bank, Ltd. (The)	3,100	44,305
	Kitano Construction Corp.	1,800	37,888
	Kitanotatsujin Corp.	22,800	112,442
	Kito Corp.	13,800	213,987
	Kitz Corp.	36,000	260,684
	Kiyo Bank, Ltd. (The)	27,000	360,247
*	KLab, Inc.	16,200	96,103
	Koa Corp.	12,000	184,534
	Koa Shoji Holdings Co., Ltd.	4,200	24,962
	Koatsu Gas Kogyo Co., Ltd.	13,700	83,465
	Kobayashi Pharmaceutical Co., Ltd.	700	55,835
	Kobe Bussan Co., Ltd.	24,800	835,025
*	Kobe Electric Railway Co., Ltd.	1,500	48,276
	Kobe Steel, Ltd.	122,800	819,387
	Kobelco Eco-Solutions Co., Ltd.	1,200	30,458
	Kohnan Shoji Co., Ltd.	16,100	654,036
	Kohsoku Corp.	4,000	54,686
	Koito Manufacturing Co., Ltd.	16,100	985,329
	Kojima Co., Ltd.	19,400	122,183
	Kokusai Co., Ltd.	3,100	19,682
	Kokusai Pulp & Paper Co., Ltd.	5,800	13,620
	KOMAIHALTEC, Inc.	1,200	18,656
	Komatsu Wall Industry Co., Ltd.	3,200	56,778
	Komatsu, Ltd.	74,300	1,861,886
	KOMEDA Holdings Co., Ltd.	18,300	343,079
	Komehyo Holdings Co., Ltd.	3,600	41,913
	Komeri Co., Ltd.	19,800	480,208
	Konaka Co., Ltd.	10,000	31,739
	Konami Holdings Corp.	14,600	808,629
	Kondotec, Inc.	2,800	25,516
	Konica Minolta, Inc.	156,400	804,280
	Konishi Co., Ltd.	8,700	129,093
	Konoike Transport Co., Ltd.	12,500	144,515
	Konoshima Chemical Co., Ltd.	4,600	93,564
#*	Kosaido Co., Ltd.	5,600	41,596
	Kose Corp.	3,900	616,242
	Krosaki Harima Corp.	2,900	129,417
	KRS Corp.	3,200	49,877
	K's Holdings Corp.	76,220	900,515
	KU Holdings Co., Ltd.	4,600	42,078
	Kubota Corp., Sponsored ADR	371	38,836
	Kubota Corp.	41,700	872,008
	Kumagai Gumi Co., Ltd.	22,600	581,200
	Kumiai Chemical Industry Co., Ltd.	19,170	147,396
	Kurabo Industries, Ltd.	7,600	135,001
	Kuraray Co., Ltd.	177,300	1,646,334
	Kureha Corp.	8,900	585,043
	Kurimoto, Ltd.	3,400	51,976
	Kurita Water Industries, Ltd.	22,500	1,092,792
	Kuriyama Holdings Corp.	8,400	61,932
	Kusuri no Aoki Holdings Co., Ltd.	6,300	421,919
	KYB Corp.	8,400	276,290

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kyoden Co., Ltd.	11,300	$36,682
	Kyodo Printing Co., Ltd.	2,600	62,530
	Kyoei Steel, Ltd.	9,400	121,806
	Kyokuto Boeki Kaisha, Ltd.	2,700	64,376
	Kyokuto Kaihatsu Kogyo Co., Ltd.	11,000	157,585
	Kyokuto Securities Co., Ltd.	10,000	72,577
	Kyokuyo Co., Ltd.	2,400	65,026
	KYORIN Holdings, Inc.	7,300	118,292
*	Kyoritsu Printing Co., Ltd.	13,500	19,866
	Kyosan Electric Manufacturing Co., Ltd.	14,700	55,710
	Kyowa Electronic Instruments Co., Ltd.	7,400	25,373
	Kyowa Exeo Corp.	27,474	682,929
	Kyowa Kirin Co., Ltd.	1,600	52,082
	Kyowa Leather Cloth Co., Ltd.	5,300	33,640
	Kyudenko Corp.	19,700	702,054
	Kyushu Electric Power Co., Inc.	73,200	553,332
	Kyushu Financial Group, Inc.	166,150	592,876
	Kyushu Railway Co.	18,900	426,195
	LAC Co., Ltd.	4,700	44,994
	Lacto Japan Co., Ltd.	2,200	53,747
#*	Laox Co., Ltd.	5,400	10,968
	Lasertec Corp.	12,400	2,327,871
	Lawson, Inc.	20,700	1,040,384
	LEC, Inc.	14,000	141,885
	Life Corp.	9,300	324,882
	LIFULL Co., Ltd.	2,800	8,516
	Like Co., Ltd.	2,500	46,971
	Linical Co., Ltd.	5,500	45,373
	Link And Motivation, Inc.	11,500	92,499
	Lintec Corp.	17,700	385,863
	Lion Corp.	18,500	320,220
	LITALICO, Inc.	2,500	120,144
	Lixil Corp.	46,300	1,263,530
	Loadstar Capital KK	1,200	10,800
	Locondo, Inc.	1,500	19,793
	Lonseal Corp.	400	5,506
	Look Holdings, Inc.	3,000	37,075
*	M&A Capital Partners Co., Ltd.	5,200	251,776
	M3, Inc.	22,200	1,452,028
	Mabuchi Motor Co., Ltd.	6,600	248,215
	Macnica Fuji Electronics Holdings, Inc.	19,450	499,894
	Macromill, Inc.	20,600	145,745
	Maeda Corp.	88,500	744,034
	Maeda Kosen Co., Ltd.	12,000	402,017
	Maeda Road Construction Co., Ltd.	6,800	129,850
	Maezawa Industries, Inc.	5,000	30,090
	Makino Milling Machine Co., Ltd.	9,400	354,653
	Makita Corp.	3,000	155,997
*	Management Solutions Co., Ltd.	1,400	32,835
	Mani, Inc.	5,100	108,858
	MarkLines Co., Ltd.	3,500	87,607
	Marubeni Corp.	124,200	1,057,117
	Marubun Corp.	8,900	55,836
	Marudai Food Co., Ltd.	8,500	134,308
	Marufuji Sheet Piling Co., Ltd.	300	5,716
	Maruha Nichiro Corp.	26,500	587,540
	Marui Group Co., Ltd.	20,300	355,597
	Maruka Corp.	3,000	69,912
	Marusan Securities Co., Ltd.	23,100	125,227

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Maruwa Co., Ltd.	4,100	$401,590
	Maruwa Unyu Kikan Co., Ltd.	20,800	291,681
	Maruyama Manufacturing Co., Inc.	1,400	22,991
	Maruzen CHI Holdings Co., Ltd.	6,600	23,568
	Maruzen Showa Unyu Co., Ltd.	5,300	167,510
	Marvelous, Inc.	15,500	104,287
	Matching Service Japan Co., Ltd.	1,600	16,249
	Matsuda Sangyo Co., Ltd.	4,800	95,130
	Matsui Securities Co., Ltd.	23,000	165,284
	Matsumotokiyoshi Holdings Co., Ltd.	20,600	915,300
	Matsuoka Corp.	700	10,129
	Matsuyafoods Holdings Co., Ltd.	3,600	119,875
	Max Co., Ltd.	2,600	44,869
*	Maxell Holdings, Ltd.	20,700	242,301
	Maxvalu Nishinihon Co., Ltd.	1,400	23,450
	Maxvalu Tokai Co., Ltd.	4,000	91,587
*	Mazda Motor Corp.	93,400	921,382
	McDonald's Holdings Co. Japan, Ltd.	1,300	58,586
	MCJ Co., Ltd.	40,300	455,634
	Mebuki Financial Group, Inc.	299,180	640,308
	MEC Co., Ltd.	800	24,513
#	Media Do Co., Ltd.	2,500	103,198
	Medical Data Vision Co., Ltd.	6,700	122,701
	Medical System Network Co., Ltd.	16,100	108,779
	Medipal Holdings Corp.	30,300	570,646
	Medius Holdings Co., Ltd.	2,100	18,771
*	MedPeer, Inc.	2,700	99,113
	Megachips Corp.	1,900	56,220
	Megmilk Snow Brand Co., Ltd.	18,500	347,699
	Meidensha Corp.	20,400	443,177
	Meiji Electric Industries Co., Ltd.	2,100	26,724
	MEIJI Holdings Co., Ltd.	24,274	1,502,579
	Meiji Shipping Co., Ltd.	7,600	32,559
	Meiko Electronics Co., Ltd.	15,900	440,184
	Meiko Network Japan Co., Ltd.	4,900	26,776
	Meisei Industrial Co., Ltd.	11,700	79,502
	Meitec Corp.	10,600	598,720
#	Meiwa Corp.	10,000	42,780
	Meiwa Estate Co., Ltd.	4,600	25,617
	Members Co., Ltd.	600	17,314
	Menicon Co., Ltd.	12,700	928,305
	Mercuria Holdings Co., Ltd.	3,900	26,076
	Mesco, Inc.	1,800	16,584
	METAWATER Co., Ltd.	7,600	139,024
	Michinoku Bank, Ltd. (The)	8,200	68,388
	Micronics Japan Co., Ltd.	1,300	16,585
	Midac Co., Ltd.	1,000	47,044
	Mie Kotsu Group Holdings, Inc.	30,000	131,361
	Mikuni Corp.	11,600	34,725
	Milbon Co., Ltd.	6,992	385,719
	Mimaki Engineering Co., Ltd.	8,800	65,302
	Mimasu Semiconductor Industry Co., Ltd.	11,000	247,209
	Minebea Mitsumi, Inc.	80,275	2,167,497
	Ministop Co., Ltd.	9,400	122,478
#	Minkabu The Infonoid, Inc.	2,000	71,059
	Mirai Industry Co., Ltd.	1,400	20,820
	Mirait Holdings Corp.	30,590	603,164
	Miroku Jyoho Service Co., Ltd.	6,800	97,690
	MISUMI Group, Inc.	16,800	585,567

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitani Corp.	3,700	$277,835
	Mitani Sangyo Co., Ltd.	12,500	43,595
	Mitani Sekisan Co., Ltd.	1,200	48,776
	Mito Securities Co., Ltd.	17,500	46,822
*	Mitsuba Corp.	26,700	193,039
	Mitsubishi Chemical Holdings Corp.	434,200	3,643,330
	Mitsubishi Corp.	80,000	2,243,901
	Mitsubishi Electric Corp.	106,100	1,439,484
	Mitsubishi Estate Co., Ltd.	35,900	563,160
	Mitsubishi Gas Chemical Co., Inc.	42,100	876,980
	Mitsubishi HC Capital, Inc.	363,610	1,983,247
	Mitsubishi Heavy Industries, Ltd.	62,050	1,792,824
#	Mitsubishi Kakoki Kaisha, Ltd.	2,100	47,184
	Mitsubishi Logisnext Co., Ltd.	17,600	159,738
	Mitsubishi Logistics Corp.	13,800	409,977
	Mitsubishi Materials Corp.	34,800	726,059
*	Mitsubishi Motors Corp.	140,000	393,361
*	Mitsubishi Paper Mills, Ltd.	14,500	48,338
	Mitsubishi Research Institute, Inc.	1,500	54,627
	Mitsubishi Shokuhin Co., Ltd.	4,700	121,626
*	Mitsubishi Steel Manufacturing Co., Ltd.	5,200	51,180
#	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	248,988	1,322,126
	Mitsubishi UFJ Financial Group, Inc.	619,800	3,274,203
	Mitsui Chemicals, Inc.	45,498	1,450,877
	Mitsui DM Sugar Holdings Co., Ltd.	6,700	114,028
*	Mitsui E&S Holdings Co., Ltd.	44,900	210,027
	Mitsui Fudosan Co., Ltd.	45,900	1,073,475
	Mitsui High-Tec, Inc.	3,200	187,443
	Mitsui Matsushima Holdings Co., Ltd.	5,600	50,501
	Mitsui Mining & Smelting Co., Ltd.	37,600	1,070,648
	Mitsui OSK Lines, Ltd.	33,182	1,721,736
	Mitsui-Soko Holdings Co., Ltd.	13,100	305,191
	Miura Co., Ltd.	1,000	44,159
	Miyaji Engineering Group, Inc.	3,100	71,444
	Miyazaki Bank, Ltd. (The)	6,200	112,381
	Miyoshi Oil & Fat Co., Ltd.	3,300	37,639
	Mizuho Financial Group, Inc.	149,635	2,138,233
	Mizuho Leasing Co., Ltd.	17,300	574,168
	Mizuho Medy Co., Ltd.	1,100	25,205
	Mizuno Corp.	6,800	155,897
*	Mobile Factory, Inc.	2,000	19,579
	Mochida Pharmaceutical Co., Ltd.	3,200	105,125
	Modec, Inc.	6,600	110,523
#	Molitec Steel Co., Ltd.	2,700	11,395
	Monex Group, Inc.	79,000	497,929
	Monogatari Corp. (The)	4,800	298,255
	MonotaRO Co., Ltd.	43,200	993,718
	MORESCO Corp.	3,400	35,811
	Morinaga & Co., Ltd.	22,000	697,979
	Morinaga Milk Industry Co., Ltd.	21,700	1,215,923
	Moriroku Holdings Co., Ltd.	1,200	24,355
	Morita Holdings Corp.	10,400	146,727
	Morito Co., Ltd.	7,000	41,929
	Morningstar Japan KK	5,100	21,408
	Morozoff, Ltd.	900	44,183
	Mortgage Service Japan, Ltd.	3,700	34,294
	Mory Industries, Inc.	2,300	48,497
	MrMax Holdings, Ltd.	14,600	88,040
	MS&AD Insurance Group Holdings, Inc.	29,813	921,551

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	MTG Co., Ltd.	3,500	$57,340
	MTI, Ltd.	13,100	87,482
	Mugen Estate Co., Ltd.	6,400	28,688
	m-up Holdings, Inc.	800	24,083
	Murata Manufacturing Co., Ltd.	53,639	4,451,271
	Musashi Seimitsu Industry Co., Ltd.	34,100	708,924
	Musashino Bank, Ltd. (The)	10,600	158,972
	Nabtesco Corp.	19,000	719,652
	NAC Co., Ltd.	8,800	73,561
	Nachi-Fujikoshi Corp.	10,700	435,774
	Nadex Co., Ltd.	500	3,329
	Nafco Co., Ltd.	4,300	73,545
	Nagano Bank, Ltd. (The)	3,600	36,508
	Nagano Keiki Co., Ltd.	3,700	35,158
	Nagase & Co., Ltd.	40,400	618,303
	Nagatanien Holdings Co., Ltd.	5,200	100,692
	Nagawa Co., Ltd.	1,600	128,280
*	Nagoya Railroad Co., Ltd.	23,400	394,048
	Naigai Trans Line, Ltd.	1,700	29,519
	Nakabayashi Co., Ltd.	9,900	53,484
	Nakamoto Packs Co., Ltd.	3,000	48,713
	Nakamuraya Co., Ltd.	1,192	40,687
	Nakanishi, Inc.	10,100	209,699
	Nakayama Steel Works, Ltd.	9,500	34,509
	Nakayamafuku Co., Ltd.	2,200	8,791
	Nankai Electric Railway Co., Ltd.	14,500	307,908
	Nanto Bank, Ltd. (The)	13,300	228,356
	Narasaki Sangyo Co., Ltd.	1,200	23,019
	Natori Co., Ltd.	3,500	61,752
	NEC Capital Solutions, Ltd.	5,500	107,877
	NEC Corp.	40,900	2,074,326
	NEC Networks & System Integration Corp.	14,700	260,683
#	NEOJAPAN, Inc.	500	6,331
	NET One Systems Co., Ltd.	26,200	898,515
	Neturen Co., Ltd.	14,800	78,359
#	New Japan Chemical Co., Ltd.	8,500	20,586
	Nexon Co., Ltd.	13,200	271,605
	Nextage Co., Ltd.	10,700	220,072
	NFC Holdings, Inc.	600	10,924
	NGK Insulators, Ltd.	43,000	688,639
	NGK Spark Plug Co., Ltd.	89,400	1,316,609
	NH Foods, Ltd.	26,000	1,048,687
	NHK Spring Co., Ltd.	82,000	633,555
	Nicca Chemical Co., Ltd.	1,900	19,396
	Nice Corp.	2,400	45,769
	Nichias Corp.	38,800	986,363
	Nichiban Co., Ltd.	2,500	39,726
	Nichicon Corp.	18,500	197,048
	Nichiden Corp.	5,800	117,765
	Nichiha Corp.	13,700	359,899
	Nichi-iko Pharmaceutical Co., Ltd.	23,000	177,768
	Nichimo Co., Ltd.	700	13,178
	Nichirei Corp.	44,200	1,209,289
	Nichirin Co., Ltd.	5,330	78,792
	Nidec Corp.	11,436	1,283,661
	Nidec Corp., Sponsored ADR	10,124	285,193
	Nifco, Inc.	28,400	943,927
	Nihon Chouzai Co., Ltd.	8,720	136,396
	Nihon Denkei Co., Ltd.	2,400	39,155

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nihon Flush Co., Ltd.	4,600	$51,466
	Nihon House Holdings Co., Ltd.	21,800	76,095
	Nihon Kohden Corp.	21,700	662,917
	Nihon M&A Center, Inc.	48,800	1,359,032
	Nihon Nohyaku Co., Ltd.	10,800	50,403
	Nihon Parkerizing Co., Ltd.	12,300	126,715
	Nihon Plast Co., Ltd.	7,300	47,113
	Nihon Tokushu Toryo Co., Ltd.	5,200	52,591
	Nihon Unisys, Ltd.	31,700	955,879
	Nihon Yamamura Glass Co., Ltd.	3,300	29,201
	Niitaka Co., Ltd.	2,200	40,863
	Nikkato Corp.	3,000	18,475
	Nikkiso Co., Ltd.	31,300	324,638
	Nikko Co., Ltd.	2,700	16,902
	Nikkon Holdings Co., Ltd.	23,900	526,376
	Nikon Corp.	69,900	650,724
	Nintendo Co., Ltd.	1,700	873,975
	Nippi, Inc.	1,200	38,848
	Nippn Corp.	20,300	291,849
	Nippo Corp.	17,000	472,243
	Nippon Aqua Co., Ltd.	4,000	19,670
	Nippon Carbide Industries Co., Inc.	3,200	37,598
	Nippon Carbon Co., Ltd.	5,900	221,265
	Nippon Chemical Industrial Co., Ltd.	3,000	82,883
*	Nippon Chemi-Con Corp.	6,700	155,433
	Nippon Chemiphar Co., Ltd.	1,200	24,370
	Nippon Coke & Engineering Co., Ltd.	81,900	76,313
	Nippon Commercial Development Co., Ltd.	5,300	82,986
	Nippon Concept Corp.	2,900	63,125
	Nippon Concrete Industries Co., Ltd.	17,800	50,825
#	Nippon Denko Co., Ltd.	52,200	144,377
	Nippon Densetsu Kogyo Co., Ltd.	14,800	259,011
	Nippon Dry-Chemical Co., Ltd.	2,800	47,833
	Nippon Electric Glass Co., Ltd.	31,100	706,182
	Nippon Express Co., Ltd.	22,800	1,665,534
	Nippon Filcon Co., Ltd.	5,200	23,582
	Nippon Gas Co., Ltd.	63,900	1,009,302
	Nippon Kayaku Co., Ltd.	37,300	386,800
	Nippon Kodoshi Corp.	3,900	122,675
	Nippon Koei Co., Ltd.	6,300	172,369
	Nippon Light Metal Holdings Co., Ltd.	35,900	631,957
	Nippon Paint Holdings Co., Ltd.	16,000	204,227
	Nippon Paper Industries Co., Ltd.	62,800	734,090
	Nippon Parking Development Co., Ltd.	73,000	103,503
	Nippon Pillar Packing Co., Ltd.	10,000	206,470
	Nippon Piston Ring Co., Ltd.	3,700	45,499
	Nippon Rietec Co., Ltd.	700	11,043
	Nippon Road Co., Ltd. (The)	3,100	230,016
	Nippon Sanso Holdings Corp.	30,100	666,295
	Nippon Seisen Co., Ltd.	1,400	67,542
	Nippon Sharyo, Ltd.	4,700	89,173
	Nippon Shinyaku Co., Ltd.	3,800	285,880
	Nippon Shokubai Co., Ltd.	8,100	389,616
	Nippon Signal Co., Ltd.	14,200	118,816
	Nippon Soda Co., Ltd.	9,600	308,142
	Nippon Steel Corp.	95,778	1,661,496
	Nippon Steel Trading Corp.	6,152	264,061
	Nippon Suisan Kaisha, Ltd.	192,600	999,188
	Nippon Systemware Co., Ltd.	4,200	92,406

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Telegraph & Telephone Corp.	61,200	$1,567,217
	Nippon Thompson Co., Ltd.	24,800	150,291
	Nippon Tungsten Co., Ltd.	800	14,060
	Nippon Yakin Kogyo Co., Ltd.	8,750	189,668
	Nippon Yusen K.K.	42,900	2,317,973
	Nipro Corp.	80,100	994,898
	Nishimatsu Construction Co., Ltd.	20,800	676,354
	Nishi-Nippon Financial Holdings, Inc.	52,100	292,919
	Nishi-Nippon Railroad Co., Ltd.	14,100	337,994
	Nishio Rent All Co., Ltd.	12,300	336,570
	Nissan Chemical Corp.	20,700	1,014,583
*	Nissan Motor Co., Ltd.	215,700	1,251,888
	Nissan Tokyo Sales Holdings Co., Ltd.	12,100	28,523
	Nissei ASB Machine Co., Ltd.	3,800	168,303
	Nissei Plastic Industrial Co., Ltd.	5,800	72,746
	Nissha Co., Ltd.	23,900	336,500
	Nisshin Oillio Group, Ltd. (The)	8,000	220,301
	Nisshin Seifun Group, Inc.	16,230	261,670
	Nisshinbo Holdings, Inc.	60,055	505,275
	Nissin Corp.	6,100	82,423
	Nissin Electric Co., Ltd.	7,700	89,770
	Nissin Foods Holdings Co., Ltd.	2,900	206,365
	Nisso Corp.	1,400	10,647
	Nitori Holdings Co., Ltd.	4,500	855,342
	Nitta Gelatin, Inc.	6,300	36,186
	Nittan Valve Co., Ltd.	9,600	28,437
	Nitto Boseki Co., Ltd.	1,700	52,012
	Nitto Denko Corp.	24,000	1,783,162
	Nitto Fuji Flour Milling Co., Ltd.	700	42,228
	Nitto Kogyo Corp.	14,200	234,329
	Nitto Seiko Co., Ltd.	11,900	63,981
	Nittoc Construction Co., Ltd.	12,900	90,032
	Noevir Holdings Co., Ltd.	5,300	264,738
	NOF Corp.	13,200	671,409
	Nohmi Bosai, Ltd.	6,400	122,562
	Nojima Corp.	19,800	514,647
	NOK Corp.	25,900	342,595
	Nomura Co., Ltd.	27,900	217,496
	Nomura Holdings, Inc.	116,600	583,884
	Nomura Holdings, Inc., Sponsored ADR	102,675	511,321
	Nomura Micro Science Co., Ltd.	600	23,873
	Nomura Real Estate Holdings, Inc.	45,000	1,115,840
	Nomura Research Institute, Ltd.	15,079	485,240
	Noritake Co., Ltd.	3,800	146,686
	Noritsu Koki Co., Ltd.	7,300	152,074
	Noritz Corp.	14,100	239,923
	North Pacific Bank, Ltd.	108,400	231,876
	Nozawa Corp.	3,700	24,057
	NS Solutions Corp.	11,300	359,730
	NS Tool Co., Ltd.	3,200	43,555
	NS United Kaiun Kaisha, Ltd.	5,700	143,587
	NSD Co., Ltd.	19,860	340,501
	NSK, Ltd.	90,100	743,583
*	NTN Corp.	248,100	636,654
	NTT Data Corp.	79,600	1,232,967
	Oat Agrio Co., Ltd.	1,400	16,970
	Obara Group, Inc.	6,000	214,733
	Obayashi Corp.	168,700	1,379,503
	OBIC Business Consultants Co., Ltd.	700	35,831

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Obic Co., Ltd.	300	$52,726
	Odakyu Electric Railway Co., Ltd.	25,800	615,746
	Oenon Holdings, Inc.	26,500	89,886
	Ogaki Kyoritsu Bank, Ltd. (The)	15,000	252,732
	Ohara, Inc.	3,000	37,094
	Ohba Co., Ltd.	4,400	32,296
	Ohki Healthcare Holdings Co., Ltd.	1,000	10,265
	Ohsho Food Service Corp.	3,500	187,551
	Oiles Corp.	9,184	135,784
*	Oisix ra daichi, Inc.	2,600	92,452
	Oita Bank, Ltd. (The)	13,100	201,824
	Oji Holdings Corp.	256,300	1,477,693
	Okabe Co., Ltd.	17,100	102,469
	Okada Aiyon Corp.	1,200	14,483
	Okamoto Industries, Inc.	2,700	101,967
	Okamoto Machine Tool Works, Ltd.	2,400	133,307
	Okamura Corp.	25,300	358,340
	Okasan Securities Group, Inc.	69,800	254,316
	Oki Electric Industry Co., Ltd.	55,700	520,417
	Okinawa Cellular Telephone Co.	5,100	242,604
	Okinawa Electric Power Co., Inc. (The)	13,485	172,333
	OKUMA Corp.	8,100	405,788
	Okumura Corp.	3,300	89,688
	Okura Industrial Co., Ltd.	4,700	100,412
	Okuwa Co., Ltd.	15,500	154,323
	Olba Healthcare Holdings, Inc.	1,400	21,632
	Olympic Group Corp.	4,500	31,610
	Olympus Corp.	101,400	2,086,746
	Omron Corp.	5,100	436,433
	Ono Pharmaceutical Co., Ltd.	7,800	178,060
	ONO Sokki Co., Ltd.	2,500	12,993
	Onoken Co., Ltd.	7,000	85,608
	Onward Holdings Co., Ltd.	42,600	116,972
	Open House Co., Ltd.	20,700	1,046,587
	Optex Group Co., Ltd.	8,600	132,654
*	Optim Corp.	1,400	25,675
	Optorun Co., Ltd.	1,100	22,167
	Oracle Corp.	3,000	224,100
	Organo Corp.	3,300	189,483
	Oricon, Inc.	1,300	10,721
	Orient Corp.	275,200	345,421
	Oriental Land Co., Ltd.	4,100	561,701
*	Oriental Shiraishi Corp.	30,800	77,180
	Origin Co., Ltd.	2,000	24,391
	Oro Co., Ltd.	1,300	45,613
	Osaka Gas Co., Ltd.	24,200	452,122
	Osaka Organic Chemical Industry, Ltd.	7,300	250,298
	Osaka Soda Co., Ltd.	7,400	163,152
*	OSAKA Titanium Technologies Co., Ltd.	5,100	36,928
	Osaki Electric Co., Ltd.	15,500	89,051
	OSG Corp.	33,700	630,350
	Otsuka Corp.	10,100	524,802
	Otsuka Holdings Co., Ltd.	11,600	461,089
	OUG Holdings, Inc.	1,000	26,261
	Outsourcing, Inc.	46,600	891,962
	Ozu Corp.	800	13,806
	Pacific Industrial Co., Ltd.	25,400	309,162
	Pack Corp. (The)	4,100	106,228
	PAL GROUP Holdings Co., Ltd.	12,800	204,529

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	PALTAC Corp.	2,150	$99,850
	Pan Pacific International Holdings Corp.	25,600	534,375
	Panasonic Corp.	420,044	5,072,058
	PAPYLESS Co., Ltd.	2,000	28,624
	Paramount Bed Holdings Co., Ltd.	10,100	180,529
*	Park24 Co., Ltd.	25,900	488,359
	Pasco Corp.	2,400	32,342
	Pasona Group, Inc.	11,300	229,205
	PC Depot Corp.	6,220	27,140
	PCI Holdings, Inc.	1,000	10,057
	Pegasus Sewing Machine Manufacturing Co., Ltd.	8,500	36,196
	Penta-Ocean Construction Co., Ltd.	186,200	1,261,737
*	PeptiDream, Inc.	6,300	260,012
	Persol Holdings Co., Ltd.	26,500	534,647
	Pickles Corp.	2,400	81,034
	Pigeon Corp.	20,700	596,020
	Pilot Corp.	12,400	426,196
	Plenus Co., Ltd.	2,400	46,219
	Pola Orbis Holdings, Inc.	8,500	203,187
	Poletowin Pitcrew Holdings, Inc.	19,800	187,683
	Premium Group Co., Ltd.	3,200	98,046
*	Premium Water Holdings, Inc.	700	21,264
	Press Kogyo Co., Ltd.	46,100	151,264
	Pressance Corp.	13,500	197,088
	Prestige International, Inc.	32,200	206,160
	Prima Meat Packers, Ltd.	21,800	591,102
	Pronexus, Inc.	6,500	59,727
*	Prored Partners Co., Ltd.	500	12,117
	Pro-Ship, Inc.	1,200	16,016
	Proto Corp.	12,200	154,719
	PS Mitsubishi Construction Co., Ltd.	19,300	108,340
	Punch Industry Co., Ltd.	11,100	59,017
*	QB Net Holdings Co., Ltd.	2,800	41,395
	Qol Holdings Co., Ltd.	15,600	216,260
	Quick Co., Ltd.	5,300	58,032
	Raccoon Holdings, Inc.	3,200	68,755
	Raito Kogyo Co., Ltd.	20,500	367,070
	Raiznext Corp.	9,100	95,127
	Rakus Co., Ltd.	25,000	703,734
	Rakuten Group, Inc.	39,500	434,660
	RareJob, Inc.	800	12,417
	Rasa Corp.	2,600	21,118
	Rasa Industries, Ltd.	4,600	76,115
	Raysum Co., Ltd.	4,300	32,358
	Recruit Holdings Co., Ltd.	103,500	5,364,469
	Relia, Inc.	12,300	150,715
	Relo Group, Inc.	26,000	573,790
	Renaissance, Inc.	4,600	47,184
*	Renesas Electronics Corp.	103,300	1,121,181
	Rengo Co., Ltd.	90,900	773,873
*	RENOVA, Inc.	9,100	410,736
	Resona Holdings, Inc.	325,584	1,222,462
	Resorttrust, Inc.	34,400	565,399
	Restar Holdings Corp.	7,700	136,753
	Retail Partners Co., Ltd.	7,700	84,673
	Rheon Automatic Machinery Co., Ltd.	1,200	15,817
	Riberesute Corp.	3,100	22,413
	Ricoh Leasing Co., Ltd.	7,700	242,670
#	Ride On Express Holdings Co., Ltd.	4,800	64,598

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Right On Co., Ltd.	7,700	$53,597
	Riken Corp.	3,400	80,670
	Riken Keiki Co., Ltd.	2,500	58,921
	Riken Technos Corp.	17,100	94,083
	Riken Vitamin Co., Ltd.	4,800	69,828
	Rinnai Corp.	1,400	130,059
	Rion Co., Ltd.	500	12,121
	Riso Kagaku Corp.	7,360	121,615
	Riso Kyoiku Co., Ltd.	43,200	142,744
	Rock Field Co., Ltd.	2,300	30,636
	Rohm Co., Ltd.	7,900	770,708
	Rohto Pharmaceutical Co., Ltd.	25,800	680,168
	Rokko Butter Co., Ltd.	7,500	104,231
	Roland Corp.	1,000	47,584
	Roland DG Corp.	8,000	202,075
	Rorze Corp.	4,500	347,257
	RS Technologies Co., Ltd.	2,100	112,407
	Ryobi, Ltd.	13,700	180,276
	Ryoden Corp.	6,900	104,973
	Ryohin Keikaku Co., Ltd.	44,000	892,592
	Ryosan Co., Ltd.	8,200	173,221
	S Foods, Inc.	4,200	131,182
	S LINE Co., Ltd.	1,300	10,675
	S&B Foods, Inc.	700	30,155
	Sac's Bar Holdings, Inc.	9,350	50,379
	Sagami Rubber Industries Co., Ltd.	2,000	19,139
	Saibu Gas Holdings Co., Ltd.	10,200	226,150
	Saizeriya Co., Ltd.	7,200	177,361
	Sakai Chemical Industry Co., Ltd.	6,400	110,736
	Sakai Heavy Industries, Ltd.	1,600	37,442
	Sakai Moving Service Co., Ltd.	5,700	274,987
	Sakata INX Corp.	16,700	163,669
	Sakura Internet, Inc.	9,500	50,745
	Sala Corp.	30,200	163,323
	SAMTY Co., Ltd.	11,800	238,082
	San Holdings, Inc.	3,200	37,056
	San ju San Financial Group, Inc.	6,990	90,927
	San-A Co., Ltd.	4,700	175,300
	San-Ai Oil Co., Ltd.	27,500	342,887
	Sanei Architecture Planning Co., Ltd.	6,800	122,609
	Sangetsu Corp.	7,600	110,441
	San-In Godo Bank, Ltd. (The)	62,700	312,207
*	Sanix, Inc.	10,700	36,111
*	Sanken Electric Co., Ltd.	17,800	844,703
	Sanki Engineering Co., Ltd.	20,500	280,305
	Sanko Gosei, Ltd.	14,000	65,270
	Sanko Metal Industrial Co., Ltd.	1,200	25,831
	Sankyo Co., Ltd.	14,600	364,361
	Sankyo Frontier Co., Ltd.	1,500	59,023
	Sankyo Tateyama, Inc.	9,600	69,076
	Sankyu, Inc.	23,400	1,051,769
	Sanoh Industrial Co., Ltd.	12,800	144,997
	Sanoyas Holdings Corp.	8,700	11,928
*	Sansan, Inc.	900	73,594
	Sansei Technologies, Inc.	1,000	7,507
	Sansha Electric Manufacturing Co., Ltd.	5,100	49,567
	Sanshin Electronics Co., Ltd.	4,300	83,321
	Santen Pharmaceutical Co., Ltd.	27,200	368,556
	Sanwa Holdings Corp.	83,900	1,021,010

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sanyo Chemical Industries, Ltd.	6,400	$346,026
	Sanyo Denki Co., Ltd.	1,700	109,873
	Sanyo Electric Railway Co., Ltd.	4,400	77,816
*	Sanyo Special Steel Co., Ltd.	10,100	169,234
	Sanyo Trading Co., Ltd.	12,800	141,052
	Sapporo Holdings, Ltd.	36,000	765,533
	Sato Holdings Corp.	14,500	370,397
	Sato Shoji Corp.	4,800	53,125
	Satori Electric Co., Ltd.	7,500	59,107
	Sawada Holdings Co., Ltd.	8,500	78,896
	Sawai Group Holdings Co., Ltd.	26,900	1,152,158
	Saxa Holdings, Inc.	2,300	27,929
	SB Technology Corp.	5,200	142,645
	SBI Holdings, Inc.	36,830	881,635
*	SBI Insurance Group Co., Ltd.	1,600	20,271
	SBS Holdings, Inc.	14,000	430,935
#	Scala, Inc.	5,700	38,215
	SCREEN Holdings Co., Ltd.	5,100	461,989
	Scroll Corp.	16,300	128,512
	SCSK Corp.	6,100	367,647
	SEC Carbon, Ltd.	600	34,122
	Secom Co., Ltd.	5,700	431,436
	Seed Co., Ltd.	9,000	58,806
	Sega Sammy Holdings, Inc.	6,000	75,680
	Segue Group Co., Ltd.	1,700	16,305
*	Seibu Holdings, Inc.	54,500	614,952
	Seika Corp.	4,300	64,606
	Seikitokyu Kogyo Co., Ltd.	20,100	160,859
	Seiko Epson Corp.	80,000	1,376,473
	Seiko Holdings Corp.	11,900	248,546
	Seiko PMC Corp.	2,100	17,811
	Seino Holdings Co., Ltd.	35,700	454,373
	Seiren Co., Ltd.	20,800	423,025
	Sekisui Chemical Co., Ltd.	98,300	1,696,211
	Sekisui House, Ltd.	26,500	524,845
	Sekisui Jushi Corp.	2,800	55,749
	Sekisui Kasei Co., Ltd.	11,000	60,770
	SEMITEC Corp.	900	43,357
	Senko Group Holdings Co., Ltd.	64,400	651,735
	Senshu Electric Co., Ltd.	3,900	135,523
	Senshu Ikeda Holdings, Inc.	87,240	125,711
	SERAKU Co., Ltd.	1,300	22,212
	Seria Co., Ltd.	14,500	521,578
	Seven & I Holdings Co., Ltd.	117,900	5,260,745
	Seven Bank, Ltd.	376,600	821,533
	SG Holdings Co., Ltd.	9,000	242,001
	Sharp Corp.	27,500	422,385
	Shibaura Electronics Co., Ltd.	4,300	194,522
	Shibaura Machine Co., Ltd.	9,900	235,273
	Shibaura Mechatronics Corp.	1,700	115,699
	Shibusawa Warehouse Co., Ltd. (The)	3,000	57,531
	Shibuya Corp.	6,800	190,348
*	Shidax Corp.	4,300	11,942
*	SHIFT, Inc.	300	55,037
	Shiga Bank, Ltd. (The)	18,000	305,680
	Shikibo, Ltd.	5,500	46,877
	Shikoku Bank, Ltd. (The)	13,300	84,884
	Shikoku Electric Power Co., Inc.	41,200	271,094
	Shima Seiki Manufacturing, Ltd.	10,700	178,126

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shimadzu Corp.	15,400	$621,089
	Shimano, Inc.	1,300	332,773
	Shimizu Bank, Ltd. (The)	13,500	189,638
	Shimizu Corp.	142,700	1,050,920
	Shimojima Co., Ltd.	2,800	27,433
	Shin Nippon Air Technologies Co., Ltd.	6,300	129,242
	Shin Nippon Biomedical Laboratories, Ltd.	1,100	10,420
	Shinagawa Refractories Co., Ltd.	2,700	101,214
*	Shindengen Electric Manufacturing Co., Ltd.	3,100	126,045
	Shin-Etsu Chemical Co., Ltd.	19,300	3,148,392
	Shin-Etsu Polymer Co., Ltd.	21,700	202,509
	Shinko Electric Industries Co., Ltd.	17,200	584,642
	Shinko Shoji Co., Ltd.	14,200	102,662
	Shinmaywa Industries, Ltd.	33,400	292,420
	Shin-Nihon Tatemono Co., Ltd.	2,800	10,284
	Shinnihonseiyaku Co., Ltd.	3,700	68,518
	Shinoken Group Co., Ltd.	20,000	233,526
	Shinsei Bank, Ltd.	34,700	458,954
	Shinsho Corp.	2,400	64,975
	Shinwa Co., Ltd.	500	10,308
	Shinwa Co., Ltd.	2,000	12,707
	Shionogi & Co., Ltd.	10,200	537,180
	Ship Healthcare Holdings, Inc.	36,000	907,840
	Shiseido Co., Ltd.	28,800	1,924,867
	Shizuki Electric Co., Inc.	4,900	32,559
	Shizuoka Bank, Ltd. (The)	124,000	895,486
	Shizuoka Gas Co., Ltd.	27,900	291,671
	SHO-BOND Holdings Co., Ltd.	3,600	152,069
	Shoei Co., Ltd.	8,800	368,676
	Shoei Foods Corp.	4,400	157,301
	Shofu, Inc.	3,400	63,578
	Showa Denko K.K.	51,800	1,486,337
	Showa Sangyo Co., Ltd.	8,200	224,051
	Showa Shinku Co., Ltd.	800	11,492
	SIGMAXYZ, Inc.	2,500	54,403
	Siix Corp.	19,100	246,473
*	Silver Life Co., Ltd.	1,400	24,068
	Sinanen Holdings Co., Ltd.	3,600	99,971
	Sinfonia Technology Co., Ltd.	13,400	155,076
	Sinko Industries, Ltd.	8,600	165,420
	SK-Electronics Co., Ltd.	5,300	48,566
	SKY Perfect JSAT Holdings, Inc.	82,900	313,631
*	Skylark Holdings Co., Ltd.	66,500	895,688
	SMC Corp.	500	297,237
	SMK Corp.	2,800	62,913
	SMS Co., Ltd.	21,600	605,024
	Snow Peak, Inc.	1,400	52,077
	Soda Nikka Co., Ltd.	9,000	43,342
	Sodick Co., Ltd.	15,700	146,538
	Softbank Corp.	72,100	941,713
	SoftBank Group Corp.	304,192	19,129,305
	Softcreate Holdings Corp.	4,200	110,109
	Software Service, Inc.	600	53,910
	Sohgo Security Services Co., Ltd.	8,000	374,085
	Sojitz Corp.	323,900	990,903
	Soken Chemical & Engineering Co., Ltd.	4,100	73,599
	Solasto Corp.	16,200	197,952
	Soliton Systems K.K.	3,000	43,329
	Solxyz Co., Ltd.	2,700	23,545

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sompo Holdings, Inc.	25,875	$1,069,726
	Sony Group Corp.	88,100	9,203,496
	Sony Group Corp., Sponsored ADR	41,118	4,288,607
	Sotetsu Holdings, Inc.	15,600	308,595
	Sourcenext Corp.	9,300	25,890
	Space Co., Ltd.	2,820	23,171
	Space Value Holdings Co., Ltd.	17,900	127,966
	Sparx Group Co., Ltd.	45,200	102,293
	SPK Corp.	2,400	30,020
	S-Pool, Inc.	8,400	72,409
	Square Enix Holdings Co., Ltd.	7,200	373,584
	SRA Holdings	5,600	135,868
	St Marc Holdings Co., Ltd.	8,000	116,428
	Stanley Electric Co., Ltd.	20,000	521,859
	Star Mica Holdings Co., Ltd.	2,000	23,304
	Star Micronics Co., Ltd.	21,900	329,509
	Starts Corp., Inc.	21,200	554,886
	Starzen Co., Ltd.	5,000	99,203
	St-Care Holding Corp.	6,100	52,640
	Stella Chemifa Corp.	6,300	163,256
	Step Co., Ltd.	1,700	27,880
	Strike Co., Ltd.	3,700	123,888
	Studio Alice Co., Ltd.	6,500	141,207
	Subaru Corp.	86,300	1,695,533
	Sugi Holdings Co., Ltd.	10,000	737,965
	Sugimoto & Co., Ltd.	4,100	92,466
	SUMCO Corp.	75,600	1,748,501
	Sumida Corp.	16,700	196,666
	Suminoe Textile Co., Ltd.	2,900	54,035
	Sumitomo Bakelite Co., Ltd.	10,800	470,113
	Sumitomo Chemical Co., Ltd.	412,855	2,149,123
	Sumitomo Corp.	67,900	922,755
	Sumitomo Dainippon Pharma Co., Ltd.	18,200	315,138
	Sumitomo Densetsu Co., Ltd.	8,200	161,465
	Sumitomo Electric Industries, Ltd.	149,900	2,129,586
	Sumitomo Forestry Co., Ltd.	82,800	1,566,506
	Sumitomo Heavy Industries, Ltd.	44,900	1,243,628
	Sumitomo Metal Mining Co., Ltd.	34,800	1,410,352
	Sumitomo Mitsui Construction Co., Ltd.	126,320	557,887
	Sumitomo Mitsui Financial Group, Inc.	86,283	2,908,519
	Sumitomo Mitsui Trust Holdings, Inc.	45,744	1,501,586
	Sumitomo Osaka Cement Co., Ltd.	16,800	480,419
*	Sumitomo Precision Products Co., Ltd.	1,200	29,258
	Sumitomo Realty & Development Co., Ltd.	24,100	785,496
	Sumitomo Riko Co., Ltd.	24,400	179,919
	Sumitomo Rubber Industries, Ltd.	100,434	1,351,749
	Sumitomo Seika Chemicals Co., Ltd.	5,300	179,353
	Sun Frontier Fudousan Co., Ltd.	23,300	219,860
	Suncall Corp.	8,000	33,140
	Sundrug Co., Ltd.	21,400	694,689
	Suntory Beverage & Food, Ltd.	25,400	890,586
	Sun-Wa Technos Corp.	5,200	64,038
*	SuRaLa Net Co., Ltd.	1,300	23,655
	Suruga Bank, Ltd.	42,100	127,374
	Suzuken Co., Ltd.	13,360	385,540
	Suzuki Co., Ltd.	7,500	62,635
	Suzuki Motor Corp.	28,100	1,143,262
	SWCC Showa Holdings Co., Ltd.	45,000	736,127
	Sysmex Corp.	15,200	1,808,656

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	System Information Co., Ltd.	2,300	$19,333
	System Research Co., Ltd.	2,400	47,258
	System Support, Inc.	1,000	12,496
	Systena Corp.	28,200	522,685
	Syuppin Co., Ltd.	9,000	92,362
	T Hasegawa Co., Ltd.	8,200	191,021
*	T RAD Co., Ltd.	3,900	99,949
	T&D Holdings, Inc.	70,300	899,471
	T&K Toka Co., Ltd.	6,900	51,434
	Tachibana Eletech Co., Ltd.	6,120	80,101
	Tachi-S Co., Ltd.	11,000	146,658
	Tadano, Ltd.	37,100	381,777
	Taihei Dengyo Kaisha, Ltd.	7,300	176,706
	Taiheiyo Cement Corp.	58,522	1,363,496
	Taiheiyo Kouhatsu, Inc.	2,700	15,751
	Taiho Kogyo Co., Ltd.	6,900	58,673
	Taikisha, Ltd.	5,600	176,881
	Taiko Bank, Ltd. (The)	1,500	17,328
	Taiko Pharmaceutical Co., Ltd.	1,000	8,954
	Taisei Corp.	54,400	1,833,354
	Taisei Lamick Co., Ltd.	1,700	43,030
	Taiyo Holdings Co., Ltd.	8,000	369,660
	Taiyo Yuden Co., Ltd.	34,500	1,770,569
	Takamatsu Construction Group Co., Ltd.	6,000	110,655
	Takamatsu Machinery Co., Ltd.	600	3,974
	Takamiya Co., Ltd.	11,200	50,823
	Takaoka Toko Co., Ltd.	3,380	41,653
	Takara & Co., Ltd.	2,000	32,196
	Takara Bio, Inc.	6,000	149,987
	Takara Holdings, Inc.	33,000	383,995
	Takara Leben Co., Ltd.	58,700	183,640
	Takara Standard Co., Ltd.	14,500	211,182
	Takasago International Corp.	5,000	124,284
	Takasago Thermal Engineering Co., Ltd.	12,000	220,415
	Takashima & Co., Ltd.	1,600	25,874
	Takashimaya Co., Ltd.	51,100	530,254
*	Take And Give Needs Co., Ltd.	4,820	40,432
	TAKEBISHI Corp.	3,900	54,885
	Takeda Pharmaceutical Co., Ltd.	56,208	1,870,968
	Takeda Pharmaceutical Co., Ltd., Sponsored ADR	5,265	86,866
	Takeei Corp.	13,100	233,409
	Takemoto Yohki Co., Ltd.	3,400	31,098
	Takeuchi Manufacturing Co., Ltd.	15,900	396,416
	Takihyo Co., Ltd.	2,500	42,551
	Takisawa Machine Tool Co., Ltd.	2,300	23,850
	Tama Home Co., Ltd.	10,000	232,872
	Tamron Co., Ltd.	7,000	168,145
	Tamura Corp.	28,000	220,777
	Tanseisha Co., Ltd.	10,300	79,619
	Tatsuta Electric Wire and Cable Co., Ltd.	17,800	87,508
	Tayca Corp.	6,500	71,924
	Tbk Co., Ltd.	9,700	36,410
	TDC Soft, Inc.	6,500	65,164
	TDK Corp., Sponsored ADR	7,012	800,560
	TDK Corp.	21,400	2,441,740
	TechMatrix Corp.	11,400	179,705
	Techno Horizon Co., Ltd.	1,300	21,604
	Techno Medica Co., Ltd.	800	11,662
	TechnoPro Holdings, Inc.	42,300	1,057,970

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tecnos Japan, Inc.	4,000	$21,995
	Teijin, Ltd.	93,700	1,410,838
	Teikoku Electric Manufacturing Co., Ltd.	4,400	48,632
	Tekken Corp.	4,900	83,227
	Temairazu, Inc.	500	25,819
	Terasaki Electric Co., Ltd.	800	9,273
	Terumo Corp.	52,000	2,018,158
	T-Gaia Corp.	6,700	120,823
	THK Co., Ltd.	22,800	653,202
	TIS, Inc.	46,100	1,195,661
	TKC Corp.	5,800	172,178
	Toa Corp.	10,300	77,363
	Toa Corp.	7,700	173,665
	Toa Oil Co., Ltd.	2,500	63,307
	TOA ROAD Corp.	2,400	102,199
	Tobishima Corp.	10,210	101,735
	Tobu Railway Co., Ltd.	15,700	408,262
	Tocalo Co., Ltd.	33,200	417,163
	Tochigi Bank, Ltd. (The)	40,300	61,758
	Toda Corp.	65,000	463,296
*	Toda Kogyo Corp.	2,100	49,698
	Toei Animation Co., Ltd.	4,900	670,448
	Toei Co., Ltd.	600	108,249
#	Toell Co., Ltd.	2,100	15,763
	Toenec Corp.	4,700	160,225
	Togami Electric Manufacturing Co., Ltd.	800	13,927
	Toho Bank, Ltd. (The)	74,400	140,663
	Toho Co., Ltd.	3,500	152,371
*	Toho Co., Ltd.	3,800	52,653
	Toho Gas Co., Ltd.	8,500	413,164
	Toho Holdings Co., Ltd.	20,600	345,996
	Toho Titanium Co., Ltd.	20,600	224,481
	Toho Zinc Co., Ltd.	3,600	62,033
	Tohoku Bank, Ltd. (The)	4,000	36,414
	Tohoku Electric Power Co., Inc.	78,300	593,219
	Tokai Carbon Co., Ltd.	86,100	1,137,325
	Tokai Corp.	6,600	145,576
	TOKAI Holdings Corp.	59,200	485,132
	Tokai Lease Co., Ltd.	200	2,859
	Tokai Rika Co., Ltd.	32,400	504,932
	Tokai Tokyo Financial Holdings, Inc.	93,600	331,390
	Tokio Marine Holdings, Inc.	32,700	1,558,517
	Tokushu Tokai Paper Co., Ltd.	4,200	169,621
	Tokuyama Corp.	45,600	965,654
*	Tokyo Base Co., Ltd.	6,600	44,342
	Tokyo Century Corp.	16,700	919,052
*	Tokyo Electric Power Co. Holdings, Inc.	279,588	745,156
	Tokyo Electron Device, Ltd.	1,000	46,593
	Tokyo Electron, Ltd.	11,200	4,619,165
	Tokyo Gas Co., Ltd.	28,000	530,004
	Tokyo Individualized Educational Institute, Inc.	300	1,702
	Tokyo Keiki, Inc.	5,500	51,472
	Tokyo Kiraboshi Financial Group, Inc.	11,413	159,435
	Tokyo Ohka Kogyo Co., Ltd.	6,800	440,718
	Tokyo Rakutenchi Co., Ltd.	1,000	36,203
*	Tokyo Rope Manufacturing Co., Ltd.	1,700	16,984
	Tokyo Sangyo Co., Ltd.	9,500	60,889
	Tokyo Seimitsu Co., Ltd.	14,600	625,082
	Tokyo Steel Manufacturing Co., Ltd.	39,000	391,758

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tokyo Tatemono Co., Ltd.	68,900	$1,036,593
	Tokyo Tekko Co., Ltd.	5,700	80,673
*	Tokyo Theatres Co., Inc.	3,800	42,955
	Tokyotokeiba Co., Ltd.	5,900	234,969
	Tokyu Construction Co., Ltd.	55,100	388,145
	Tokyu Corp.	31,500	422,185
	Tokyu Fudosan Holdings Corp.	194,925	1,100,419
	Toli Corp.	21,200	45,784
	Tomato Bank, Ltd.	3,500	33,169
	Tomen Devices Corp.	1,600	73,989
	Tomoe Corp.	15,300	53,384
	Tomoe Engineering Co., Ltd.	3,600	73,183
*	Tomoegawa Co., Ltd.	1,400	11,755
	Tomoku Co., Ltd.	5,700	99,242
	TOMONY Holdings, Inc.	62,000	168,888
	Tomy Co., Ltd.	55,100	484,015
	Tonami Holdings Co., Ltd.	2,700	121,005
	Topcon Corp.	62,000	874,334
	Toppan Forms Co., Ltd.	4,400	42,382
	Topre Corp.	20,800	300,688
	Topy Industries, Ltd.	9,700	113,354
	Toray Industries, Inc.	315,200	2,075,335
	Toridoll Holdings Corp.	27,000	498,367
	Torishima Pump Manufacturing Co., Ltd.	8,300	65,856
	Tosei Corp.	21,800	226,359
	Toshiba Corp.	11,900	512,193
	Toshiba TEC Corp.	12,900	519,719
	Tosho Co., Ltd.	5,400	82,479
	Tosoh Corp.	79,700	1,398,660
	Totech Corp.	2,900	69,300
	Totetsu Kogyo Co., Ltd.	14,300	303,896
	TOTO, Ltd.	9,900	513,317
	Totoku Electric Co., Ltd.	1,700	40,749
	Tottori Bank, Ltd. (The)	4,000	40,769
	Tow Co., Ltd.	16,200	46,587
	Towa Bank, Ltd. (The)	15,900	71,528
	Towa Corp.	6,600	144,841
	Towa Pharmaceutical Co., Ltd.	17,100	436,772
	Toyo Construction Co., Ltd.	48,000	257,035
#	Toyo Denki Seizo K.K.	2,600	27,336
*	Toyo Engineering Corp.	13,700	104,424
	Toyo Ink SC Holdings Co., Ltd.	16,100	294,835
	Toyo Kanetsu K.K.	4,300	93,434
	Toyo Logistics Co., Ltd.	6,800	19,497
	Toyo Machinery & Metal Co., Ltd.	7,600	35,635
	Toyo Securities Co., Ltd.	26,300	36,401
	Toyo Seikan Group Holdings, Ltd.	39,000	530,645
	Toyo Suisan Kaisha, Ltd.	25,800	984,975
	Toyo Tanso Co., Ltd.	5,500	144,453
	Toyo Tire Corp.	66,600	1,257,542
	Toyo Wharf & Warehouse Co., Ltd.	2,200	28,836
	Toyobo Co., Ltd.	51,400	652,268
	Toyoda Gosei Co., Ltd.	35,700	839,154
	Toyota Boshoku Corp.	37,500	756,510
#	Toyota Motor Corp., Sponsored ADR	38,395	6,904,957
	Toyota Motor Corp.	203,920	18,307,060
	Toyota Tsusho Corp.	28,900	1,364,510
	TPR Co., Ltd.	14,100	197,522
	Traders Holdings Co., Ltd.	3,120	9,609

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Trancom Co., Ltd.	4,800	$374,554
	Transaction Co., Ltd.	4,200	48,722
	Transcosmos, Inc.	10,400	295,092
	Trend Micro, Inc.	20,700	1,077,706
	Tri Chemical Laboratories, Inc.	8,000	221,764
	Trusco Nakayama Corp.	8,200	216,757
	Tsubaki Nakashima Co., Ltd.	23,900	360,282
	Tsubakimoto Chain Co.	12,400	377,620
	Tsubakimoto Kogyo Co., Ltd.	1,500	48,483
*	Tsudakoma Corp.	1,800	14,226
	Tsugami Corp.	27,000	382,545
*	Tsukada Global Holdings, Inc.	10,100	27,974
	Tsukishima Kikai Co., Ltd.	9,600	101,842
	Tsukuba Bank, Ltd.	35,900	55,373
	Tsumura & Co.	8,400	264,969
	Tsuruha Holdings, Inc.	5,200	613,937
	Tsurumi Manufacturing Co., Ltd.	6,800	110,670
	Tv Tokyo Holdings Corp.	5,300	99,671
*	UACJ Corp.	20,791	548,769
	Ube Industries, Ltd.	61,220	1,229,573
	Ubicom Holdings, Inc.	800	25,099
	Uchida Yoko Co., Ltd.	4,500	207,327
	Ulvac, Inc.	15,400	749,902
	Unicharm Corp.	18,000	722,472
	Uniden Holdings Corp.	2,400	59,711
	Union Tool Co.	2,100	77,535
	Unipres Corp.	23,200	209,540
*	United Arrows, Ltd.	8,200	142,543
	United Super Markets Holdings, Inc.	34,500	337,498
	UNITED, Inc.	4,700	72,544
*	Unitika, Ltd.	39,400	120,752
*	Universal Entertainment Corp.	8,500	183,521
	UPR Corp.	700	16,181
	Urbanet Corp. Co., Ltd.	14,900	40,668
	Usen-Next Holdings Co., Ltd.	2,200	48,521
	Ushio, Inc.	20,200	361,965
	USS Co., Ltd.	12,400	215,858
	UT Group Co., Ltd.	9,400	295,019
	Utoc Corp.	7,600	35,774
*	UUUM, CO., Ltd.	2,000	24,781
*	Uzabase, Inc.	2,600	54,577
	V Technology Co., Ltd.	4,000	175,352
	Valor Holdings Co., Ltd.	22,100	469,331
	Valqua, Ltd.	8,100	158,209
	Value HR Co., Ltd.	1,000	15,000
	ValueCommerce Co., Ltd.	9,900	343,558
	V-Cube, Inc.	2,300	49,252
	Vector, Inc.	9,500	89,799
	Vega Corp. Co., Ltd.	1,700	17,038
	Vertex Corp.	3,020	84,052
*	Village Vanguard Co., Ltd.	2,800	26,856
	VINX Corp.	2,700	22,404
	Vital KSK Holdings, Inc.	18,700	126,415
	VT Holdings Co., Ltd.	57,900	258,526
	Wacoal Holdings Corp.	17,300	394,028
	Wacom Co., Ltd.	58,500	338,968
	Wakachiku Construction Co., Ltd.	5,800	91,676
	Wakita & Co., Ltd.	15,200	142,225
	Warabeya Nichiyo Holdings Co., Ltd.	8,500	180,717

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Waseda Academy Co., Ltd.	3,100	$25,940
	Watahan & Co., Ltd.	8,400	95,566
	Watts Co., Ltd.	4,500	37,848
	WDB Holdings Co., Ltd.	2,900	80,213
	Weathernews, Inc.	1,400	69,298
	Welbe, Inc.	2,900	34,505
	Welcia Holdings Co., Ltd.	17,200	585,483
	West Holdings Corp.	11,024	495,625
	West Japan Railway Co.	10,300	559,624
	Will Group, Inc.	6,200	54,493
	WIN-Partners Co., Ltd.	5,000	45,462
	Wood One Co., Ltd.	3,700	40,478
#	Workman Co., Ltd.	800	55,195
*	World Co., Ltd.	3,800	46,508
	World Holdings Co., Ltd.	4,300	125,008
	Wowow, Inc.	4,300	93,417
	Xebio Holdings Co., Ltd.	9,600	88,020
	YAC Holdings Co., Ltd.	4,800	52,521
	Yachiyo Industry Co., Ltd.	5,600	30,268
	Yahagi Construction Co., Ltd.	13,000	83,663
	Yakult Honsha Co., Ltd.	4,600	271,837
	YAKUODO Holdings Co., Ltd.	5,000	105,369
	YAMABIKO Corp.	19,800	226,682
	YAMADA Consulting Group Co., Ltd.	5,200	55,687
	Yamada Holdings Co., Ltd.	96,040	453,736
	Yamagata Bank, Ltd. (The)	12,500	96,738
	Yamaguchi Financial Group, Inc.	73,100	420,242
	Yamaha Corp.	4,400	243,822
	Yamaha Motor Co., Ltd.	75,400	1,888,068
	Yamaichi Electronics Co., Ltd.	11,400	169,531
	YA-MAN, Ltd.	10,400	117,281
	Yamanashi Chuo Bank, Ltd. (The)	11,500	85,853
	Yamatane Corp.	4,600	65,676
	Yamato Holdings Co., Ltd.	28,900	832,902
	Yamaura Corp.	1,900	15,646
	Yamaya Corp.	2,500	52,955
	Yamazaki Baking Co., Ltd.	33,600	461,328
	Yamazen Corp.	13,400	126,457
	Yaoko Co., Ltd.	8,800	531,036
	Yashima Denki Co., Ltd.	7,200	63,406
	Yaskawa Electric Corp.	5,200	257,487
	Yasunaga Corp.	4,700	48,089
	YE DIGITAL Corp.	4,300	21,724
	Yellow Hat, Ltd.	14,400	277,552
	Yokogawa Bridge Holdings Corp.	19,600	394,630
	Yokogawa Electric Corp.	34,300	527,677
	Yokohama Reito Co., Ltd.	16,100	130,660
	Yokohama Rubber Co., Ltd. (The)	69,600	1,389,804
	Yokowo Co., Ltd.	9,400	229,087
	Yondenko Corp.	2,000	54,012
	Yondoshi Holdings, Inc.	4,900	80,997
	Yorozu Corp.	8,700	97,081
	Yotai Refractories Co., Ltd.	8,000	91,232
	Yuasa Funashoku Co., Ltd.	400	11,081
	Yuasa Trading Co., Ltd.	6,100	174,323
	Yuken Kogyo Co., Ltd.	1,600	25,632
	Yurtec Corp.	15,400	100,985
	Yushin Precision Equipment Co., Ltd.	1,500	11,812
	Yushiro Chemical Industry Co., Ltd.	3,700	39,929

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Z Holdings Corp.	170,300	$852,382
	Zenrin Co., Ltd.	13,950	138,019
	Zensho Holdings Co., Ltd.	25,537	647,881
	Zeon Corp.	69,900	955,062
	ZOZO, Inc.	27,300	929,803
	Zuiko Corp.	4,800	43,058
TOTAL JAPAN			679,545,880
LUXEMBOURG — (0.0%)
	B&S Group Sarl	1,089	10,826
MALAYSIA — (0.5%)
	7-Eleven Malaysia Holdings Bhd, Class B	145,056	52,248
	Able Global Bhd	84,100	30,322
	Aeon Co. M Bhd	243,200	74,922
	AEON Credit Service M Bhd	49,150	139,359
	AFFIN Bank Bhd	138,556	54,844
#*	AirAsia Group Bhd	115,300	22,399
	Alliance Bank Malaysia Bhd	376,100	212,842
	Allianz Malaysia Bhd	17,800	53,787
	AMMB Holdings Bhd	513,700	346,907
	Apex Healthcare Bhd	14,400	9,966
	Astro Malaysia Holdings Bhd	206,700	51,427
	ATA IMS Bhd	80,800	47,356
	Axiata Group Bhd	464,910	411,056
	Batu Kawan Bhd	34,800	160,803
*	Berjaya Assets Bhd	277,000	16,958
#*	Berjaya Corp. Bhd	1,209,254	78,796
	Berjaya Sports Toto Bhd	319,825	147,813
*	Bermaz Auto Bhd	44,200	15,811
	BIMB Holdings Bhd	160,600	142,623
#*	Boustead Holdings Bhd	220,899	31,170
	Boustead Plantations Bhd	158,480	21,802
	British American Tobacco Malaysia Bhd	45,900	159,376
#*	Bumi Armada Bhd	1,354,700	136,169
	Bursa Malaysia Bhd	219,300	395,214
#	Cahya Mata Sarawak Bhd	219,000	58,135
	Carlsberg Brewery Malaysia Bhd, Class B	50,200	252,367
	CB Industrial Product Holding Bhd	102,800	30,436
	CIMB Group Holdings Bhd	415,633	437,996
#	Comfort Glove Bhd	85,800	37,832
#*	Cypark Resources Bhd	91,500	19,303
#	D&O Green Technologies Bhd	248,900	312,796
#	Datasonic Group Bhd	427,400	46,613
*	Dayang Enterprise Holdings Bhd	309,472	78,314
#	Dialog Group Bhd	380,058	247,645
	DiGi.Com Bhd	245,600	241,670
#	DRB-Hicom Bhd	470,000	185,870
	Dufu Technology Corp. Bhd	55,700	59,410
#	Duopharma Biotech Bhd	100,868	68,368
	Dutch Lady Milk Industries Bhd	4,500	35,299
	Eco World Development Group Bhd	481,100	79,231
#	Ekovest BHD	326,000	31,293
	Formosa Prosonic Industries Bhd	31,300	19,551
#	Fraser & Neave Holdings Bhd	32,100	188,732
	Frontken Corp. Bhd	483,450	372,397
	Gabungan AQRS Bhd	170,034	20,958
	Gadang Holdings Bhd	76,950	6,839
*	Gamuda Bhd	438,691	291,120

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Gas Malaysia Bhd	80,000	$50,263
	GD Express Carrier Bhd	172,500	13,292
	Genting Malaysia Bhd	510,600	333,662
	Genting Plantations Bhd	25,000	39,093
	George Kent Malaysia Bhd	195,300	32,396
#	Globetronics Technology Bhd	190,533	95,734
#	Guan Chong Bhd	125,200	83,081
	Hai-O Enterprise Bhd	84,219	40,122
	HAP Seng Consolidated Bhd	209,180	381,775
	Hartalega Holdings Bhd	150,500	251,120
	Heineken Malaysia Bhd	39,900	212,019
#	Hengyuan Refining Co. Bhd	58,600	59,901
	HeveaBoard Bhd	142,700	15,388
	Hextar Global Bhd	54,000	15,365
#	Hiap Teck Venture Bhd	425,300	50,936
	Hibiscus Petroleum Bhd	486,400	74,226
#	Hong Leong Bank Bhd	22,032	93,996
	Hong Leong Financial Group Bhd	43,353	176,972
	Hong Leong Industries Bhd	36,400	78,367
*	IGB Bhd	7,600	3,497
	IHH Healthcare Bhd	20,400	27,271
	IJM Corp. Bhd	958,320	420,228
	IJM Plantations Bhd	34,500	24,922
#	Inari Amertron Bhd	685,988	541,750
	IOI Corp. Bhd	104,826	90,660
	IOI Properties Group Bhd	412,924	110,665
*	Iskandar Waterfront City Bhd	179,900	16,213
#*	JAKS Resources Bhd	521,819	60,608
#*	Jaya Tiasa Holdings Bhd	170,800	24,872
#	JHM Consolidation Bhd	81,400	44,000
	Kelington Group Bhd	40,400	11,864
	Kenanga Investment Bank Bhd	203,800	61,394
	Kerjaya Prospek Group Bhd	151,176	42,257
	Kim Loong Resources Bhd	60,500	21,089
#	Kossan Rubber Industries	360,200	295,354
	KPJ Healthcare Bhd	522,800	133,807
#*	KSL Holdings Bhd	222,492	32,174
	Kuala Lumpur Kepong Bhd	17,718	77,759
*	LBS Bina Group Bhd	304,550	32,144
	Leong Hup International Bhd	224,200	36,657
	Lii Hen Industries Bhd	52,800	37,132
	Lingkaran Trans Kota Holdings Bhd	48,400	41,977
	Lotte Chemical Titan Holding Bhd	125,591	77,971
#	LPI Capital Bhd	42,284	138,747
	Luxchem Corp. Bhd	139,900	23,864
#	Magni-Tech Industries Bhd	170,666	88,207
	Magnum Bhd	254,419	119,428
#	Mah Sing Group Bhd	576,440	115,628
	Malakoff Corp. Bhd	339,500	65,947
	Malayan Banking Bhd	208,216	395,335
	Malayan Flour Mills Bhd	239,200	43,641
#*	Malaysia Airports Holdings Bhd	327,092	448,173
	Malaysia Building Society Bhd	656,494	91,046
	Malaysian Pacific Industries Bhd	44,675	471,137
	Malaysian Resources Corp. Bhd	926,897	84,579
	Matrix Concepts Holdings Bhd	351,975	166,874
#	Maxis Bhd	131,200	132,482
*	Media Prima Bhd	188,600	21,704
	Mega First Corp. Bhd	238,800	200,703

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	MISC Bhd	195,180	$309,936
	MKH Bhd	124,324	37,416
	MMC Corp. Bhd	227,500	94,374
	MNRB Holdings Bhd	70,000	21,426
*	MPHB Capital Bhd	114,100	39,181
	Muda Holdings Bhd	18,100	11,881
	Muhibbah Engineering M Bhd	122,000	26,307
	My EG Services Bhd	311,636	122,622
	N2N Connect Bhd	109,600	20,009
	Nestle Malaysia Bhd	3,300	103,981
*	OCK Group Bhd	179,400	19,350
#	Padini Holdings Bhd	269,400	179,401
	Panasonic Manufacturing Malaysia Bhd	4,500	34,354
	Pantech Group Holdings Bhd	195,129	23,806
	Pentamaster Corp. Bhd	171,225	214,971
	Perak Transit Bhd	202,700	29,545
#	Petron Malaysia Refining & Marketing Bhd	36,200	35,566
	Petronas Chemicals Group Bhd	233,600	445,078
	Petronas Dagangan Bhd	26,000	113,350
	Petronas Gas Bhd	48,500	175,219
#*	Pos Malaysia Bhd	150,400	27,630
	Press Metal Aluminium Holdings Bhd	586,878	670,393
#	Public Bank Bhd	2,024,200	1,909,627
	QL Resources Bhd	259,057	346,921
	Ranhill Utilities Bhd	143,834	23,346
	RHB Bank Bhd	219,526	265,914
*	Sapura Energy Bhd	3,166,243	93,619
#	Sarawak Oil Palms Bhd	103,357	85,027
	Scientex Bhd	373,800	370,413
#	Serba Dinamik Holdings Bhd	404,670	37,832
*	Shangri-La Hotels Malaysia Bhd	15,100	12,762
	Sime Darby Bhd	514,922	262,349
#	Sime Darby Plantation Bhd	96,119	77,423
	Sime Darby Property Bhd	469,822	67,419
	SKP Resources Bhd	317,249	124,883
	Solarvest Holdings Bhd	43,800	14,430
*	SP Setia Bhd Group	489,024	119,240
	Sunway Bhd	476,189	192,025
	Sunway Construction Group Bhd	111,780	41,852
	Supermax Corp. Bhd	413,397	320,369
	Syarikat Takaful Malaysia Keluarga Bhd	107,200	109,457
	Ta Ann Holdings Bhd	80,257	49,052
	Taliworks Corp. Bhd	69,500	13,999
	Telekom Malaysia Bhd	212,548	299,189
	Tenaga Nasional Bhd	141,950	324,272
	Thong Guan Industries Bhd	78,900	46,754
	TIME dotCom Bhd	89,200	304,358
	TMC Life Sciences Bhd	72,700	10,338
	Top Glove Corp. Bhd	558,600	526,116
*	Tropicana Corp. Bhd	220,288	47,443
#	TSH Resources Bhd	164,100	40,108
*	Tune Protect Group Bhd	178,800	17,171
	Uchi Technologies Bhd	87,900	64,612
*	UEM Edgenta Bhd	78,600	29,616
#*	UEM Sunrise Bhd	605,058	55,212
	UMW Holdings Bhd	75,400	51,638
	Unisem M Bhd	51,000	100,917
	United Plantations Bhd	22,600	72,768
	UOA Development Bhd	335,000	126,121

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	UWC BHD	42,100	$57,341
*	Velesto Energy Bhd	1,276,083	42,228
	ViTrox Corp. Bhd	25,900	115,969
	VS Industry Bhd	709,500	231,934
*	WCT Holdings Bhd	79,992	9,857
	Westports Holdings Bhd	163,100	156,944
	Yinson Holdings Bhd	261,000	295,730
	YNH Property Bhd	134,015	85,773
*	YTL Corp. Bhd	1,300,340	192,660
	YTL Power International Bhd	260,953	42,964
TOTAL MALAYSIA			23,549,401
MEXICO — (0.7%)
	Alfa S.A.B. de C.V., Class A	1,725,090	1,305,110
	Alpek S.A.B. de C.V.	236,508	293,344
#*	Alsea S.A.B. de C.V.	194,720	392,840
	America Movil S.A.B. de C.V.	1,806,998	1,511,411
	America Movil S.A.B. de C.V., Sponsored ADR, Class L	25,067	417,366
	Arca Continental S.A.B. de C.V.	60,382	368,518
*	Axtel S.A.B. de C.V.	675,377	171,336
#	Banco del Bajio SA	102,237	182,531
	Becle S.A.B. de C.V.	20,571	51,236
	Bolsa Mexicana de Valores S.A.B. de C.V.	223,741	459,031
#*	Cemex S.A.B. de C.V.	2,989,044	2,432,528
	Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR	3,122	176,611
	Coca-Cola Femsa S.A.B. de C.V.	13,300	75,165
*	Consorcio ARA S.A.B. de C.V.	305,857	72,522
#*	Controladora Nemak SAB de C.V.	1,725,090	277,314
*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., ADR	15,370	339,370
#*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A	25,993	57,402
	Corp. Inmobiliaria Vesta S.A.B. de C.V.	201,577	395,838
	Corp. Moctezuma S.A.B. de C.V.	73,800	220,626
#*	Credito Real S.A.B. de C.V. Sofom ER	85,587	74,166
	El Puerto de Liverpool S.A.B. de C.V., Class C1	36,745	174,069
*	Empresas ICA S.A.B. de C.V.	117,564	567
*	Financiera Independencia S.A.B. de C.V. SOFOM ENR	16,400	6,467
	Fomento Economico Mexicano S.A.B. de C.V.	41,878	365,024
	Fomento Economico Mexicano S.A.B. de C.V., Sponsored ADR	527	46,044
#*	Genomma Lab Internacional S.A.B. de C.V., Class B	221,511	214,542
*	Gentera S.A.B. de C.V.	391,739	227,885
#	Gruma S.A.B. de C.V., Class B	75,569	814,750
*	Grupo Aeroportuario del Centro Norte S.A.B. de C.V., Class B	74,672	454,944
#	Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR	9,537	1,093,989
	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	33,125	378,921
*	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	2,878	521,551
#	Grupo Bimbo S.A.B. de C.V., Class A	308,728	709,076
	Grupo Carso S.A.B. de C.V.	76,516	248,080
#	Grupo Cementos de Chihuahua S.A.B. de C.V.	47,506	387,112
	Grupo Comercial Chedraui S.A. de C.V.	184,226	293,188
#	Grupo Elektra S.A.B. de C.V.	13,808	1,120,122
	Grupo Financiero Banorte S.A.B. de C.V., Class O	479,832	3,104,190
*	Grupo Financiero Inbursa S.A.B. de C.V., Class O	427,783	411,961
*	Grupo GICSA SAB de C.V.	109,089	18,030
	Grupo Herdez S.A.B. de C.V.	82,896	173,652
	Grupo Industrial Saltillo S.A.B. de C.V.	11,906	17,644
	Grupo Lala S.A.B. de C.V.	93,077	76,168
	Grupo Lamosa S.A.B. de C.V.	35,276	90,377
#	Grupo Mexico S.A.B. de C.V., Class B	478,824	2,193,239
	Grupo Rotoplas S.A.B. de C.V.	31,616	51,316

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
*	Grupo Sanborns S.A.B. de C.V.	53,862	$54,779
*	Grupo Simec S.A.B. de C.V., Sponsored ADR	1,049	24,463
#*	Grupo Simec S.A.B. de C.V., Class B	35,729	290,768
	Grupo Televisa S.A.B., Sponsored ADR	60,021	813,284
#	Grupo Televisa S.A.B.	402,868	1,091,450
#*	Grupo Traxion S.A.B. de C.V.	33,240	62,118
*	Hoteles City Express S.A.B. de C.V.	167,851	57,760
	Industrias Bachoco S.A.B. de C.V., Sponsored ADR	266	11,675
	Industrias Bachoco S.A.B. de C.V.	63,591	231,603
*	Industrias CH S.A.B. de C.V.	83,707	748,417
*	Industrias Penoles S.A.B. de C.V.	52,736	739,291
	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	331,712	537,905
	La Comer S.A.B. de C.V.	254,723	510,566
	Megacable Holdings S.A.B. de C.V.	274,449	966,474
#*	Minera Frisco S.A.B. de C.V., Class A1	210,105	48,235
#*	Nemak S.A.B. de C.V.	176,334	59,527
	Orbia Advance Corp. S.A.B. de C.V.	480,909	1,310,609
	Organizacion Cultiba S.A.B. de C.V.	12,061	6,744
*	Organizacion Soriana S.A.B. de C.V., Class B	151,399	144,582
	Promotora y Operadora de Infraestructura S.A.B. de C.V.	68,847	519,960
	Promotora y Operadora de Infraestructura S.A.B. de C.V., Class L	4,232	21,897
#	Qualitas Controladora S.A.B. de C.V.	57,781	280,745
	Regional S.A.B. de C.V.	124,507	772,389
#*	Telesites S.A.B. de C.V.	437,806	364,211
*	Unifin Financiera S.A.B. de C.V.	74,424	108,423
	Vitro S.A.B. de C.V.	16,205	22,387
	Wal-Mart de Mexico S.A.B. de C.V.	141,333	465,613
TOTAL MEXICO			32,733,048
NETHERLANDS — (2.8%)
	Aalberts NV	56,572	3,448,803
*	ABN AMRO Bank NV	85,738	999,415
*	Accell Group NV	7,998	396,080
*	Adyen NV	359	972,908
	Aegon NV	329,830	1,404,284
	Aegon NV	228,114	960,360
*	AFC Ajax NV	546	9,691
	Akzo Nobel NV	57,385	7,088,596
	AMG Advanced Metallurgical Group NV	7,810	244,282
	Amsterdam Commodities NV	8,922	254,707
	APERAM SA	21,724	1,361,467
	Arcadis NV	35,977	1,593,260
	ArcelorMittal SA	14,749	515,115
	ArcelorMittal SA	72,449	2,553,101
	ASM International NV	14,354	5,094,378
	ASML Holding NV	855	653,548
	ASML Holding NV	20,680	15,855,800
	ASR Nederland NV	69,762	2,866,981
#*	Basic-Fit NV	9,579	442,754
	BE Semiconductor Industries NV	44,536	3,908,415
*	Beter Bed Holding NV	7,640	56,756
	Boskalis Westminster	33,152	1,043,263
	Brunel International NV	6,552	86,767
	Coca-Cola European Partners P.L.C.	38,559	2,385,350
	Corbion NV	29,168	1,596,788
	Euronext NV	25,733	2,862,698
	ForFarmers NV	13,965	79,285
*	Fugro NV	26,659	252,013
*	GrandVision NV	24,330	818,828

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	Heijmans NV	15,041	$223,855
	Heineken NV	35,506	4,134,735
	IMCD NV	12,404	2,149,142
	ING Groep NV, Sponsored ADR	92,618	1,185,510
	ING Groep NV	202,247	2,594,969
*	Intertrust NV	26,987	445,561
*	Just Eat Takeaway.com NV	2,635	233,348
	Kendrion NV	7,095	188,497
	Koninklijke Ahold Delhaize NV, Sponsored ADR	787	24,468
	Koninklijke Ahold Delhaize NV	286,166	8,895,423
*	Koninklijke BAM Groep NV	95,389	269,679
	Koninklijke DSM NV	22,136	4,462,204
	Koninklijke KPN NV	1,466,449	4,811,964
	Koninklijke Philips NV	38,795	1,786,122
	Koninklijke Vopak NV	32,158	1,361,651
#*	Lucas Bols NV	700	8,620
	Nedap NV	2,302	172,289
	NN Group NV	59,619	2,964,040
*	OCI NV	25,727	624,110
	Ordina NV	48,363	206,581
	PostNL NV	226,717	1,226,900
	Prosus NV	13,693	1,221,667
	Randstad NV	54,733	3,970,911
	SBM Offshore NV	71,733	1,041,299
	Signify NV	58,378	3,270,262
*	Sligro Food Group NV	10,761	312,336
*	SNS NV	38,309	0
	Stellantis NV	394,373	7,572,449
	Stellantis NV	129,958	2,492,141
	Stellantis NV	215,180	4,125,001
	TKH Group NV	26,570	1,412,566
*	TomTom NV	24,677	207,271
	Van Lanschot Kempen NV	3,096	79,510
	Wolters Kluwer NV	38,097	4,343,185
TOTAL NETHERLANDS			127,823,959
NEW ZEALAND — (0.3%)
#*	a2 Milk Co., Ltd. (The)	89,111	387,443
*	Air New Zealand, Ltd.	375,730	392,796
	Arvida Group, Ltd.	151,534	217,359
*	Auckland International Airport, Ltd.	63,337	319,557
	Briscoe Group, Ltd.	3,009	11,942
	Chorus, Ltd.	200,811	861,966
	Chorus, Ltd., ADR	2,187	46,168
#*	Comvita, Ltd.	5,949	13,560
	Contact Energy, Ltd.	59,220	336,612
	EBOS Group, Ltd.	28,871	624,525
	Fisher & Paykel Healthcare Corp., Ltd.	39,615	872,001
	Fletcher Building, Ltd.	177,030	942,632
	Fletcher Building, Ltd.	12,299	65,046
	Fonterra Co-operative Group, Ltd.	16,318	42,514
#	Freightways, Ltd.	44,079	393,085
	Genesis Energy, Ltd.	104,739	250,520
*	Gentrack Group, Ltd.	5,110	7,544
	Hallenstein Glasson Holdings, Ltd.	13,766	69,377
	Heartland Group Holdings, Ltd.	179,372	256,252
	Infratil, Ltd.	178,376	908,635
#	Kathmandu Holdings, Ltd.	185,960	177,370
	Mainfreight, Ltd.	19,316	1,104,240

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Mercury NZ, Ltd.	28,664	$131,884
	Meridian Energy, Ltd.	64,395	234,133
*	NEW Zealand King Salmon Investments, Ltd.	4,992	4,869
#*	New Zealand Refining Co., Ltd. (The)	70,771	40,875
#*	NZME, Ltd.	83,243	56,346
	NZX, Ltd.	72,471	96,947
	Oceania Healthcare, Ltd.	89,670	93,078
	PGG Wrightson, Ltd.	8,801	21,091
#	Port of Tauranga, Ltd.	61,481	305,808
#*	Pushpay Holdings, Ltd.	100,073	118,656
*	Restaurant Brands New Zealand, Ltd.	9,039	100,847
	Ryman Healthcare, Ltd.	34,578	317,596
#*	Sanford, Ltd.	22,200	77,166
	Scales Corp., Ltd.	45,399	144,306
	Skellerup Holdings, Ltd.	36,263	128,852
*	SKY Network Television, Ltd.	1,144,613	131,519
*	SKYCITY Entertainment Group, Ltd.	327,920	735,840
	Spark New Zealand, Ltd.	370,626	1,223,350
	Steel & Tube Holdings, Ltd.	99,869	80,127
	Summerset Group Holdings, Ltd.	106,283	956,128
#*	Synlait Milk, Ltd.	16,752	43,573
*	Tourism Holdings, Ltd.	62,429	102,392
	TOWER, Ltd.	151,190	74,175
	Trustpower, Ltd.	4,520	24,749
	Vector, Ltd.	54,504	154,650
#*	Vista Group International, Ltd.	37,480	60,865
	Warehouse Group, Ltd. (The)	49,900	119,619
	Z Energy, Ltd.	179,206	368,208
TOTAL NEW ZEALAND			14,248,793
NORWAY — (0.6%)
	ABG Sundal Collier Holding ASA	241,840	269,027
*	Adevinta ASA	3,745	72,007
	AF Gruppen ASA	4,383	92,648
*	Akastor ASA	70,814	46,513
	Aker ASA, Class A	2,562	196,429
	Aker BP ASA	38,985	1,050,209
*	Aker Solutions ASA	87,554	166,536
	American Shipping Co. ASA	25,291	88,181
*	Archer, Ltd.	34,943	17,278
#*	ArcticZymes Technologies ASA	5,823	70,139
*	Asetek A.S.	962	11,796
	Atea ASA	37,610	716,580
	Austevoll Seafood ASA	48,750	614,604
#	Avance Gas Holding, Ltd.	28,602	121,317
#*	Axactor SE	58,983	61,916
*	B2Holding ASA	54,861	55,999
	Bakkafrost P/F	1,985	168,690
	Bank Norwegian ASA	57,578	674,499
	Bonheur ASA	9,038	288,281
	Borregaard ASA	47,678	1,240,292
	Bouvet ASA	1,280	8,394
#*	BW Energy, Ltd.	19,283	58,237
	BW LPG, Ltd.	42,167	243,544
	BW Offshore, Ltd.	57,352	194,550
*	Crayon Group Holding ASA	5,397	93,471
	DNB Bank ASA	76,909	1,574,821
*	DNO ASA	269,933	255,568
	Entra ASA	20,937	510,005

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Equinor ASA	159,990	$3,116,475
	Equinor ASA, Sponsored ADR	36,145	706,996
	Europris ASA	89,594	602,854
	FLEX LNG, Ltd.	12,239	165,304
	Frontline, Ltd.	53,442	428,911
*	Gaming Innovation Group, Inc.	6,002	11,693
	Gjensidige Forsikring ASA	12,552	287,229
*	Golar LNG, Ltd.	3,007	33,558
	Golden Ocean Group, Ltd.	16,066	158,304
#*	Grieg Seafood ASA	33,933	327,024
*	Hexagon Composites ASA	8,722	32,325
	Kid ASA	7,434	97,252
	Kitron ASA	54,029	118,710
*	Kongsberg Automotive ASA	150,679	47,410
	Kongsberg Gruppen ASA	14,943	427,982
	Leroy Seafood Group ASA	30,030	273,591
	Medistim ASA	2,087	74,518
	Mowi ASA	41,266	1,051,438
*	Nekkar ASA	15,354	15,669
#*	NEL ASA	159,809	305,201
*	Nordic Semiconductor ASA	13,652	447,033
	Norsk Hydro ASA	189,231	1,258,953
	Norway Royal Salmon ASA	1,121	26,655
*	Norwegian Energy Co. ASA	2,343	38,281
#	Ocean Yield ASA	32,706	109,280
*	Odfjell Drilling, Ltd.	46,226	105,796
*	Odfjell SE, Class A	2,716	9,719
	Okeanis Eco Tankers Corp.	5,976	52,751
	Orkla ASA	21,665	196,770
*	Otello Corp. ASA	44,343	167,837
*	Panoro Energy ASA	8,203	19,634
	Pareto Bank ASA	4,239	26,342
#*	PGS ASA	186,253	91,231
	Protector Forsikring ASA	24,396	250,505
	Salmar ASA	8,154	540,869
	Sbanken ASA	11,283	137,400
#	Scatec ASA	21,475	461,399
	Schibsted ASA, Class A	3,700	196,113
	Schibsted ASA, Class B	3,700	171,142
	Selvaag Bolig ASA	19,595	129,730
	SpareBank 1 SR-Bank ASA	56,107	734,483
	Stolt-Nielsen, Ltd.	14,968	204,085
	Storebrand ASA	136,615	1,172,982
	Subsea 7 SA	66,292	530,743
	Telenor ASA	51,150	888,074
	TGS ASA	45,853	524,596
	Tomra Systems ASA	10,975	634,214
	Veidekke ASA	38,821	500,016
*	Wallenius Wilhelmsen ASA	22,907	72,302
*	XXL ASA	70,048	153,222
	Yara International ASA	27,558	1,452,486
TOTAL NORWAY			28,548,618
PERU — (0.0%)
*	Aenza SAA, Sponsored ADR	10,766	18,733
	Cementos Pacasmayo SAA, ADR	3,600	22,251
*	Credicorp, Ltd.	3,175	320,548
TOTAL PERU			361,532

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (0.3%)
	Aboitiz Equity Ventures, Inc.	266,080	$200,127
	Aboitiz Power Corp.	201,000	93,344
	AC Energy Corp.	678,621	108,990
	Alliance Global Group, Inc.	1,173,500	238,693
*	Apex Mining Co., Inc.	1,214,000	40,084
*	Atlas Consolidated Mining & Development Corp.	394,600	53,429
	Ayala Corp.	15,885	232,049
	Ayala Land, Inc.	494,800	324,149
*	AyalaLand Logistics Holdings Corp.	148,000	11,846
	Bank of the Philippine Islands	288,965	465,983
	BDO Unibank, Inc.	448,876	916,519
*	Belle Corp.	1,510,800	41,435
*	Bloomberry Resorts Corp.	2,171,800	246,847
*	Cebu Air, Inc.	108,820	96,087
	Cebu Landmasters, Inc.	689,033	38,891
*	CEMEX Holdings Philippines, Inc.	1,521,431	36,847
	Century Pacific Food, Inc.	310,200	155,247
*	Chelsea Logistics and Infrastructure Holdings Corp.	150,500	7,976
	China Banking Corp.	329,367	162,032
	Cosco Capital, Inc.	1,123,900	110,207
	D&L Industries, Inc.	876,400	140,377
	DMCI Holdings, Inc.	2,305,550	276,884
*	DoubleDragon Properties Corp.	325,160	65,774
	Eagle Cement Corp.	179,500	52,070
*	East West Banking Corp.	353,750	66,851
*	EEI Corp.	181,100	27,537
	Emperador, Inc.	557,400	155,841
	Filinvest Land, Inc.	6,430,000	142,935
	First Gen Corp.	100,100	58,096
	First Philippine Holdings Corp.	105,830	156,143
	Global Ferronickel Holdings, Inc.	665,820	32,029
*	Global-Estate Resorts, Inc.	436,000	7,177
	Globe Telecom, Inc.	6,110	227,477
	GT Capital Holdings, Inc.	18,310	199,194
	Holcim Philippines, Inc.	278,700	35,426
*	Integrated Micro-Electronics, Inc.	409,379	72,933
	International Container Terminal Services, Inc.	171,360	533,058
	JG Summit Holdings, Inc.	314,590	352,532
	Jollibee Foods Corp.	71,450	271,572
	LT Group, Inc.	504,600	98,715
*	MacroAsia Corp.	55,320	4,967
	Manila Electric Co.	18,880	100,223
*	Manila Water Co., Inc.	342,200	110,949
*	Max's Group, Inc.	167,800	20,096
*	Megawide Construction Corp.	314,600	38,071
	Megaworld Corp.	3,026,500	168,094
	Metro Pacific Investments Corp.	2,131,800	149,264
	Metropolitan Bank & Trust Co.	521,451	448,555
	Nickel Asia Corp.	1,519,860	184,780
*	Petron Corp.	1,103,700	67,309
	Philex Mining Corp.	912,400	112,077
*	Philippine National Bank	157,573	63,393
	Philippine Stock Exchange, Inc. (The)	312	1,401
*	Phoenix Petroleum Philippines, Inc.	130,700	33,852
*	Pilipinas Shell Petroleum Corp.	144,130	52,773
	PLDT, Inc., Sponsored ADR	8,990	220,075
	PLDT, Inc.	15,795	387,526
	PNB Holdings Corp.	24,721	158
	Premium Leisure Corp.	1,877,000	15,062

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Puregold Price Club, Inc.	395,700	$319,309
*	PXP Energy Corp.	44,700	6,215
	RFM Corp.	196,000	17,337
	Rizal Commercial Banking Corp.	125,767	50,232
	Robinsons Land Corp.	1,084,178	349,407
	Robinsons Retail Holdings, Inc.	264,840	284,733
	San Miguel Corp.	142,310	296,150
	San Miguel Food and Beverage, Inc.	61,160	102,135
	Security Bank Corp.	81,624	179,652
	Semirara Mining & Power Corp.	545,140	178,093
	SM Investments Corp.	1,355	24,704
	SM Prime Holdings, Inc.	377,326	237,641
*	Top Frontier Investment Holdings, Inc.	3,465	9,507
	Union Bank of the Philippines	84,975	130,306
	Universal Robina Corp.	92,460	234,469
	Vista Land & Lifescapes, Inc.	2,668,100	182,046
	Vistamalls, Inc.	58,000	4,465
	Wilcon Depot, Inc.	258,400	113,856
TOTAL PHILIPPINES			11,452,285
POLAND — (0.3%)
*	11 bit studios SA	217	27,028
	AB SA	714	10,812
*	Agora SA	8,317	20,393
*	Alior Bank SA	32,971	315,971
	Amica SA	1,083	42,174
*	AmRest Holdings SE	12,150	82,716
	Apator SA	3,256	20,519
	Asseco Poland SA	6,311	131,352
	Auto Partner SA	3,732	12,685
*	Bank Handlowy w Warszawie SA	8,816	103,548
*	Bank Millennium SA	215,693	276,179
*	Bank Ochrony Srodowiska SA	4,661	9,436
*	Bank Polska Kasa Opieki SA	17,825	435,346
*	Boryszew SA	54,851	48,138
	Budimex SA	3,875	293,727
*	CCC SA	4,109	129,687
	CD Projekt SA	434	20,899
	Ciech SA	19,145	237,773
*	Cognor Holding SA	24,487	24,420
	ComArch SA	886	62,775
	Cyfrowy Polsat SA	36,563	324,335
	Develia SA	100,816	88,709
*	Dino Polska SA	7,778	622,692
	Dom Development SA	1,479	53,633
	Echo Investment SA	1,495	1,766
*	Enea SA	103,846	230,337
#*	Erbud SA	1,560	35,196
	Eurocash SA	25,664	81,724
	Fabryki Mebli Forte SA	1,825	27,212
*	Famur SA	116,994	66,903
*	Globe Trade Centre SA	18,382	31,581
*	Grupa Azoty SA	14,635	113,653
	Grupa Kety SA	2,908	524,283
	Grupa Lotos SA	56,398	777,253
*	ING Bank Slaski SA	2,413	119,579
	Inter Cars SA	2,171	231,012
#*	Jastrzebska Spolka Weglowa SA	19,759	178,391
	Kernel Holding SA	31,719	438,842

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
	KGHM Polska Miedz SA	37,655	$1,901,234
	LiveChat Software SA	2,273	75,851
	LPP SA	221	794,909
#*	Lubelski Wegiel Bogdanka SA	6,074	40,328
*	mBank SA	3,411	283,876
	Mirbud SA	19,238	23,129
	Neuca SA	532	121,503
	NEWAG SA	1,769	11,672
*	Orange Polska SA	161,071	319,941
*	PGE Polska Grupa Energetyczna SA	237,725	534,842
*	PKP Cargo SA	10,504	51,771
	PlayWay SA	135	15,365
	Polski Koncern Naftowy Orlen SA	67,183	1,272,750
	Polskie Gornictwo Naftowe i Gazownictwo SA	101,680	165,899
*	Powszechna Kasa Oszczednosci Bank Polski SA	39,586	388,835
*	Powszechny Zaklad Ubezpieczen SA	29,761	290,226
*	Santander Bank Polska SA	2,212	147,235
*	Tauron Polska Energia SA	455,887	384,278
	TEN Square Games SA	455	64,612
	Tim SA	1,094	10,610
#*	VRG SA	23,900	22,050
	Warsaw Stock Exchange	11,142	125,747
	Wawel SA	108	16,762
	Wirtualna Polska Holding SA	1,158	36,822
TOTAL POLAND			13,352,926
PORTUGAL — (0.2%)
#	Altri SGPS SA	42,109	254,360
*	Banco Comercial Portugues SA, Class R	3,291,327	468,477
*	Banco Espirito Santo SA	499,965	0
	CTT-Correios de Portugal SA	45,285	235,607
	EDP - Energias de Portugal SA	171,586	890,011
	EDP Renovaveis SA	17,421	409,072
	Galp Energia SGPS SA	216,597	2,112,192
*	Greenvolt-Energias Renovaveis SA	766	4,319
	Jeronimo Martins SGPS SA	48,528	989,150
*	Mota-Engil SGPS SA	52,154	77,316
#	Navigator Co. SA (The)	74,103	266,883
	NOS SGPS SA	177,258	657,197
	REN - Redes Energeticas Nacionais SGPS SA	65,309	182,238
	Sonae SGPS SA	361,328	356,702
TOTAL PORTUGAL			6,903,524
QATAR — (0.2%)
	Aamal Co.	775,544	201,725
	Al Khaleej Takaful Group QSC	64,871	83,377
	Al Khalij Commercial Bank PQSC	305,721	182,093
	Al Meera Consumer Goods Co. QSC	26,523	146,238
	Barwa Real Estate Co.	491,820	412,890
	Doha Bank QPSC	333,387	270,348
	Doha Insurance Co. QSC	38,447	20,240
*	Gulf International Services QSC	372,450	144,227
	Gulf Warehousing Co.	79,627	112,714
	Industries Qatar QSC	102,035	374,406
	Mannai Corp. QSC	41,432	42,295
	Masraf Al Rayan QSC	399,005	473,948
	Mazaya Real Estate Development QPSC	280,466	79,908
	Medicare Group	35,621	84,098

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
QATAR — (Continued)
	Mesaieed Petrochemical Holding Co.	370,251	$194,576
	Ooredoo QPSC	129,518	251,844
	Qatar Electricity & Water Co. QSC	67,810	307,988
*	Qatar First Bank	127,068	61,507
	Qatar Fuel QSC	92,763	457,186
	Qatar Gas Transport Co., Ltd.	485,739	404,367
	Qatar Industrial Manufacturing Co. QSC	55,766	43,489
*	Qatar Insurance Co. SAQ	416,810	285,187
	Qatar International Islamic Bank QSC	159,759	404,081
	Qatar Islamic Bank SAQ	103,236	487,922
	Qatar National Bank QPSC	325,771	1,625,823
	Qatar National Cement Co., QSC	54,520	75,769
*	Salam International Investment, Ltd. QSC	394,015	95,110
	United Development Co. QSC	813,568	326,230
	Vodafone Qatar QSC	684,647	295,616
	Widam Food Co.	18,611	20,756
TOTAL QATAR			7,965,958
RUSSIA — (0.3%)
	Etalon Group P.L.C., GDR	36,272	59,599
	Etalon Group P.L.C., GDR	9,426	15,477
	Gazprom PJSC, Sponsored ADR	158,185	1,231,074
	Gazprom PJSC, Sponsored ADR	21,000	163,800
	Globaltrans Investment P.L.C., GDR	12,202	95,850
	Globaltrans Investment P.L.C., GDR	31,915	250,852
	Lukoil PJSC, Sponsored ADR	4,888	419,830
	Lukoil PJSC, Sponsored ADR	17,851	1,529,577
	Magnitogorsk Iron & Steel Works PJSC, GDR	38,822	477,550
*	Mail.Ru Group, Ltd., GDR	1,419	29,360
*	Mail.Ru Group, Ltd., GDR	6,974	144,641
*	Mechel PJSC, Sponsored ADR	16,260	35,447
	MMC Norilsk Nickel PJSC, ADR	18,273	630,418
	MMC Norilsk Nickel PJSC, ADR	9,287	321,273
	Mobile TeleSystems PJSC, Sponsored ADR	61,362	527,100
	Novatek PJSC, GDR	493	109,706
	Novolipetsk Steel PJSC, GDR	16,393	575,127
	Novolipetsk Steel PJSC, GDR	3,737	131,094
	PhosAgro PJSC, GDR	8,962	170,532
	PhosAgro PJSC, GDR	9,966	189,653
	Polyus PJSC, GDR	3,094	297,952
	QIWI P.L.C., Sponsored ADR	4,768	48,634
	Ros Agro P.L.C., GDR	3,044	44,274
	Ros Agro P.L.C., GDR	17,566	256,112
	Rosneft Oil Co. PJSC, GDR	123,868	911,421
	Rosneft Oil Co. PJSC, GDR	56,263	413,951
	Rostelecom PJSC, Sponsored ADR	10,240	80,128
	Rostelecom PJSC, Sponsored ADR	7,748	60,774
	RusHydro PJSC, ADR	218,605	234,330
	Sberbank of Russia PJSC, Sponsored ADR	56,288	936,716
	Sberbank of Russia PJSC, Sponsored ADR	33,168	551,584
	Severstal PAO, GDR	15,052	370,432
	Severstal PAO, GDR	4,738	116,555
	Tatneft PJSC, Sponsored ADR	8,623	343,737
	Tatneft PJSC, Sponsored ADR	25,235	1,007,003
*	VEON, Ltd., ADR	122,834	214,960
	VTB Bank PJSC, GDR	80,161	104,519
	VTB Bank PJSC, GDR	324,250	423,470
	X5 Retail Group NV, GDR	12,244	396,386

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
RUSSIA — (Continued)
	X5 Retail Group NV, GDR	9,578	$310,136
TOTAL RUSSIA			14,231,034
SAUDI ARABIA — (0.8%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	8,013	51,031
	Abdullah Al Othaim Markets Co.	7,501	236,029
	Advanced Petrochemical Co.	13,239	261,897
*	Al Alamiya for Cooperative Insurance Co.	5,354	46,735
	Al Babtain Power & Telecommunication Co.	9,941	106,957
*	Al Etihad Cooperative Insurance Co.	9,148	59,283
	Al Hammadi Co. for Development and Investment	12,672	135,989
*	Al Hassan Ghazi Ibrahim Shaker Co.	14,581	127,439
	Al Jouf Agricultural Development Co.	3,832	81,914
*	Al Jouf Cement Co.	33,735	126,272
	Al Khaleej Training and Education Co.	4,245	33,614
	Al Moammar Information Systems Co.	2,460	101,163
	Al Rajhi Bank	82,639	2,444,895
*	Al Rajhi Co. for Co-operative Insurance	9,319	227,817
	Al Yamamah Steel Industries Co.	8,808	126,694
*	AlAbdullatif Industrial Investment Co.	8,254	78,167
	Alandalus Property Co.	8,044	65,026
	Aldrees Petroleum and Transport Services Co.	10,248	186,365
	Alinma Bank	159,915	925,409
*	Allianz Saudi Fransi Cooperative Insurance Co.	8,030	57,248
	Almarai Co. JSC	26,916	422,246
*	Alujain Holding	2,015	33,192
	Arab National Bank	14,556	87,247
	Arabian Cement Co.	18,008	224,017
	Arabian Centres Co., Ltd.	19,336	130,880
	Arabian Pipes Co.	4,584	26,051
*	Arabian Shield Cooperative Insurance Co.	7,704	49,145
	Arriyadh Development Co.	31,399	240,774
*	Aseer Trading Tourism & Manufacturing Co.	28,188	196,254
	Astra Industrial Group	17,723	221,973
*	AXA Cooperative Insurance Co.	10,630	121,493
*	Bank AlBilad	90,899	889,256
*	Bank Al-Jazira	137,065	707,106
	Banque Saudi Fransi	3,321	32,796
*	Basic Chemical Industries, Ltd.	3,551	39,351
*	Batic Investments and Logistic Co.	4,349	45,876
	Bawan Co.	12,761	135,549
	Bupa Arabia for Cooperative Insurance Co.	9,388	345,218
	City Cement Co.	26,119	214,458
	Co. for Cooperative Insurance (The)	19,516	438,994
	Dallah Healthcare Co.	7,412	152,656
*	Dar Al Arkan Real Estate Development Co.	254,447	714,321
*	Dur Hospitality Co.	11,366	103,424
	Eastern Province Cement Co.	15,419	202,937
	Electrical Industries Co.	5,577	51,672
*	Emaar Economic City	144,592	523,344
	Etihad Etisalat Co.	165,669	1,422,901
*	Fawaz Abdulaziz Al Hokair & Co.	23,619	146,282
	Fitaihi Holding Group	6,341	57,923
	Hail Cement Co.	17,472	88,967
	Halwani Brothers Co.	4,216	117,187
	Herfy Food Services Co.	5,236	93,308
	Jarir Marketing Co.	9,188	492,844
*	Jazan Energy and Development Co.	13,313	94,695
*	Leejam Sports Co. JSC	3,928	78,519

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Maharah Human Resources Co., Ltd.	3,533	$72,163
*	Malath Cooperative Insurance Co.	10,359	94,181
*	Mediterranean & Gulf Insurance & Reinsurance Co. (The)	8,186	55,044
*	Methanol Chemicals Co.	9,142	73,638
*	Middle East Healthcare Co.	9,974	101,794
*	Middle East Paper Co.	14,592	147,732
*	Mobile Telecommunications Co. Saudi Arabia	204,520	773,594
	Mouwasat Medical Services Co.	7,528	362,124
	Najran Cement Co.	32,642	206,444
*	Nama Chemicals Co.	2,845	36,632
*	National Agriculture Development Co. (The)	24,170	252,724
*	National Co., for Glass Manufacturing (The)	4,939	56,044
	National Gas & Industrialization Co.	8,440	100,778
	National Gypsum	2,553	34,542
*	National Industrialization Co.	112,236	646,911
	National Medical Care Co.	9,946	186,640
*	National Metal Manufacturing & Casting Co.	2,556	27,170
	National Petrochemical Co.	23,774	293,806
	Northern Region Cement Co.	32,333	159,820
	Qassim Cement Co. (The)	12,005	275,716
*	Rabigh Refining & Petrochemical Co.	87,265	600,964
	Riyad Bank	93,336	653,228
	SABIC Agri-Nutrients Co.	16,611	567,761
	Sahara International Petrochemical Co.	97,654	872,529
*	Salama Cooperative Insurance Co.	5,031	36,683
*	Saudi Arabian Mining Co.	40,373	750,141
	Saudi Automotive Services Co.	11,420	110,151
	Saudi Basic Industries Corp.	31,058	998,993
*	Saudi British Bank (The)	12,690	104,192
	Saudi Cement Co.	27,108	468,905
*	Saudi Ceramic Co.	13,333	218,959
	Saudi Chemical Co., Holding.	19,265	213,282
	Saudi Co. For Hardware CJSC	4,141	78,521
	Saudi Electricity Co.	30,904	213,354
*	Saudi Ground Services Co.	22,744	211,583
	Saudi Industrial Investment Group	60,245	593,630
	Saudi Industrial Services Co.	17,296	223,946
	Saudi Investment Bank (The)	6,802	31,301
*	Saudi Kayan Petrochemical Co.	347,220	1,791,694
*	Saudi Marketing Co.	10,474	106,265
	Saudi National Bank(The)	164,797	2,419,699
*	Saudi Paper Manufacturing Co.	775	13,585
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	5,620	90,191
*	Saudi Printing & Packaging Co.	10,200	82,290
*	Saudi Public Transport Co.	14,061	101,294
*	Saudi Re for Cooperative Reinsurance Co.	16,970	82,819
*	Saudi Real Estate Co.	12,843	90,200
*	Saudi Research & Media Group	7,364	346,919
	Saudi Telecom Co.	42,847	1,529,553
	Saudia Dairy & Foodstuff Co.	5,235	239,511
	Savola Group (The)	89,777	1,028,073
*	Seera Group Holding	73,973	421,153
	Southern Province Cement Co.	17,590	400,594
*	Tabuk Cement Co.	14,840	92,980
*	Takween Advanced Industries Co.	12,357	77,098
	Umm Al-Qura Cement Co.	12,155	107,273
	United Electronics Co.	6,189	221,282
	United International Transportation Co.	17,471	224,191
	United Wire Factories Co.	8,670	93,003

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Walaa Cooperative Insurance Co.	7,436	$48,860
*	Yamama Cement Co.	36,465	330,387
	Yanbu Cement Co.	23,315	290,133
	Yanbu National Petrochemical Co.	20,984	382,217
	Zahrat Al Waha For Trading Co.	2,134	52,166
*	Zamil Industrial Investment Co.	10,654	115,690
TOTAL SAUDI ARABIA			36,107,540
SINGAPORE — (0.6%)
	Accordia Golf Trust	312,200	4,908
	AEM Holdings, Ltd.	59,700	172,230
	Amara Holdings, Ltd.	25,000	6,837
*	Aspial Corp., Ltd.	58,100	6,120
	Avarga, Ltd.	188,400	41,772
*	Banyan Tree Holdings, Ltd.	203,300	45,890
*	Best World International, Ltd.	114,600	21,382
	Bonvests Holdings, Ltd.	22,000	14,985
	Boustead Projects, Ltd.	15,189	14,647
	Bukit Sembawang Estates, Ltd.	49,200	199,376
	Bund Center Investment, Ltd.	64,750	25,735
	CapitaLand, Ltd.	152,500	453,072
*	Centurion Corp., Ltd.	57,200	14,347
	China Aviation Oil Singapore Corp., Ltd.	132,800	98,969
	China Sunsine Chemical Holdings, Ltd.	230,000	86,388
	Chip Eng Seng Corp., Ltd.	198,400	65,189
	City Developments, Ltd.	74,700	376,824
	Civmec, Ltd.	16,000	8,490
	ComfortDelGro Corp., Ltd.	570,700	662,076
*	COSCO Shipping International Singapore Co., Ltd.	139,800	30,428
	CSE Global, Ltd.	83,500	31,716
	Dairy Farm International Holdings, Ltd.	39,800	149,565
	DBS Group Holdings, Ltd.	120,374	2,693,530
	Del Monte Pacific, Ltd.	252,659	76,335
	Delfi, Ltd.	21,900	13,668
*	Ezion Holdings, Ltd.	1,747,154	10,445
#*	Ezra Holdings, Ltd.	767,465	1,167
	Far East Orchard, Ltd.	55,776	46,453
	First Resources, Ltd.	228,800	229,373
	Food Empire Holdings, Ltd.	131,300	81,303
*	Fragrance Group, Ltd.	206,000	20,876
	Frasers Property, Ltd.	110,100	91,828
	Frencken Group, Ltd.	147,500	207,002
	Fu Yu Corp., Ltd.	231,600	50,390
*	Gallant Venture, Ltd.	282,900	26,803
	Genting Singapore, Ltd.	490,000	292,382
	Geo Energy Resources, Ltd.	267,800	50,302
	Golden Agri-Resources, Ltd.	2,558,100	433,194
*	Golden Energy & Resources, Ltd.	117,900	33,478
	Great Eastern Holdings, Ltd.	6,700	106,874
	GuocoLand, Ltd.	129,766	153,171
	Hafnia, Ltd.	12,262	23,656
*	Halcyon Agri Corp., Ltd.	115,356	21,652
	Hiap Hoe, Ltd.	39,000	18,781
	Ho Bee Land, Ltd.	79,100	162,872
	Hong Fok Corp., Ltd.	141,220	83,915
	Hong Leong Asia, Ltd.	128,500	84,364
	Hong Leong Finance, Ltd.	32,400	58,130
	Hongkong Land Holdings, Ltd.	139,200	631,547
	Hotel Grand Central, Ltd.	42,775	33,113

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Hour Glass, Ltd. (The)	9,400	$10,665
	Hutchison Port Holdings Trust	2,676,800	628,157
*	Hyflux, Ltd.	291,500	17,856
	iFAST Corp., Ltd.	57,100	337,409
	IGG, Inc.	395,000	449,027
*	Indofood Agri Resources, Ltd.	175,000	41,229
	Japfa, Ltd.	369,240	208,515
	Jardine Cycle & Carriage, Ltd.	24,355	368,462
	Keppel Corp., Ltd.	194,900	787,939
	Keppel Infrastructure Trust	707,615	287,549
	KSH Holdings, Ltd.	66,000	17,769
	Low Keng Huat Singapore, Ltd.	66,000	22,488
*	Mandarin Oriental International, Ltd.	21,800	43,346
*	Midas Holdings, Ltd.	550,500	14,626
*	mm2 Asia, Ltd.	270,800	13,631
	NetLink NBN Trust	238,000	171,210
*	Oceanus Group, Ltd.	2,196,800	56,543
	Olam International, Ltd.	180,205	175,204
	OUE, Ltd.	165,800	152,921
	Oversea-Chinese Banking Corp., Ltd.	150,826	1,364,558
	Oxley Holdings, Ltd.	468,652	79,587
	Pan-United Corp., Ltd.	53,750	12,739
	Q&M Dental Group Singapore, Ltd.	94,100	57,602
	QAF, Ltd.	102,907	74,856
*	Raffles Education Corp., Ltd.	143,481	10,597
	Raffles Medical Group, Ltd.	60,811	64,660
	Riverstone Holdings, Ltd.	165,200	147,788
*	SATS, Ltd.	142,070	420,127
	SBS Transit, Ltd.	22,300	49,350
	Sembcorp Industries, Ltd.	627,100	967,333
*	Sembcorp Marine, Ltd.	3,118,488	264,290
	Sheng Siong Group, Ltd.	234,900	272,274
*	SIA Engineering Co., Ltd.	16,700	25,990
	SIIC Environment Holdings, Ltd.	499,200	70,919
	Sinarmas Land, Ltd.	520,200	109,061
	Sing Holdings, Ltd.	16,000	4,490
*	Singapore Airlines, Ltd.	544,250	2,040,401
	Singapore Exchange, Ltd.	122,300	1,070,123
	Singapore Land Group, Ltd.	80,613	160,290
	Singapore Technologies Engineering, Ltd.	169,400	500,269
	Singapore Telecommunications, Ltd.	582,300	975,985
	Singapore Telecommunications, Ltd.	40,000	67,050
	Stamford Land Corp., Ltd.	150,000	58,129
	StarHub, Ltd.	209,100	186,803
*	Swiber Holdings, Ltd.	105,749	1,592
	Tai Sin Electric, Ltd.	55,856	15,032
	Tuan Sing Holdings, Ltd.	243,540	94,472
	UMS Holdings, Ltd.	195,000	231,817
	United Overseas Bank, Ltd.	106,092	2,051,138
	UOB-Kay Hian Holdings, Ltd.	108,301	125,547
	UOL Group, Ltd.	136,555	733,925
	Venture Corp., Ltd.	91,400	1,282,054
	Vicom, Ltd.	18,400	27,700
	Wee Hur Holdings, Ltd.	112,500	17,444
	Wilmar International, Ltd.	207,000	662,928
	Wing Tai Holdings, Ltd.	211,800	286,046
	XP Power, Ltd.	1,169	83,512
TOTAL SINGAPORE			26,740,574

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (1.7%)
*	Absa Group, Ltd.	218,267	$2,030,608
	Adcock Ingram Holdings, Ltd.	28,223	86,196
	Advtech, Ltd.	276,567	271,850
	AECI, Ltd.	68,185	464,305
	African Rainbow Minerals, Ltd.	56,227	1,144,398
	Afrimat, Ltd.	19,640	79,148
	Alexander Forbes Group Holdings, Ltd.	384,692	92,497
	Allied Electronics Corp., Ltd., Class A	61,028	44,151
	Alviva Holdings, Ltd.	57,884	51,776
	Anglo American Platinum, Ltd.	10,754	1,407,643
#	AngloGold Ashanti, Ltd.	36,658	734,031
	AngloGold Ashanti, Ltd., Sponsored ADR	49,266	987,783
*	Aspen Pharmacare Holdings, Ltd.	127,624	1,572,291
	Astral Foods, Ltd.	24,678	258,847
*	Aveng, Ltd.	4,287,001	14,630
	AVI, Ltd.	146,804	726,341
	Balwin Properties, Ltd.	30,346	7,986
	Barloworld, Ltd.	124,584	919,087
*	Bid Corp., Ltd.	63,249	1,389,197
	Bidvest Group, Ltd. (The)	74,530	1,016,750
*	Blue Label Telecoms, Ltd.	237,264	73,385
	Capitec Bank Holdings, Ltd.	15,164	1,683,245
	Cashbuild, Ltd.	13,762	249,985
*	City Lodge Hotels, Ltd.	256,396	69,883
	Clicks Group, Ltd.	69,704	1,261,858
	Coronation Fund Managers, Ltd.	81,420	269,058
*	Curro Holdings, Ltd.	41,356	33,249
	DataTec, Ltd.	119,829	192,546
	Dis-Chem Pharmacies, Ltd.	59,209	126,278
*	Discovery, Ltd.	105,104	842,622
*	Distell Group Holdings, Ltd.	15,908	185,517
	DRDGOLD, Ltd.	30,163	31,376
*	EOH Holdings, Ltd.	18,687	8,279
	Exxaro Resources, Ltd.	84,244	1,043,012
*	Famous Brands, Ltd.	23,111	86,829
	FirstRand, Ltd.	585,478	2,171,854
*	Foschini Group, Ltd. (The)	148,634	1,568,942
	Gold Fields, Ltd., Sponsored ADR	489,188	4,803,826
*	Grindrod Shipping Holdings, Ltd.	5,985	59,811
*	Grindrod, Ltd.	206,608	62,701
	Harmony Gold Mining Co., Ltd.	14,209	58,260
#	Harmony Gold Mining Co., Ltd., Sponsored ADR	199,683	818,700
	Hudaco Industries, Ltd.	19,536	170,816
	Impala Platinum Holdings, Ltd.	237,506	4,281,386
	Imperial Logistics, Ltd.	97,154	405,258
	Investec, Ltd.	109,845	409,827
	Italtile, Ltd.	90,429	98,786
	JSE, Ltd.	29,744	208,066
*	KAP Industrial Holdings, Ltd.	843,338	227,884
	Kumba Iron Ore, Ltd.	23,130	1,227,146
	Lewis Group, Ltd.	40,500	106,337
*	Liberty Holdings, Ltd.	87,314	489,465
*	Life Healthcare Group Holdings, Ltd.	834,208	1,343,819
*	Long4Life, Ltd.	163,116	46,790
*	Massmart Holdings, Ltd.	51,006	200,627
	Metair Investments, Ltd.	98,252	161,881
	MiX Telematics, Ltd., Sponsored ADR	7,590	101,402
	Momentum Metropolitan Holdings	572,855	751,859
	Motus Holdings, Ltd.	91,083	529,355

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Mpact, Ltd.	81,828	$138,310
	Mr. Price Group, Ltd.	67,867	1,009,304
*	MTN Group, Ltd.	542,032	3,893,269
	MultiChoice Group, Ltd.	122,351	1,013,221
*	Murray & Roberts Holdings, Ltd.	118,042	80,258
*	Nampak, Ltd.	49,933	9,555
*	Nedbank Group, Ltd.	137,307	1,587,497
	NEPI Rockcastle P.L.C.	63,413	429,561
*	Netcare, Ltd.	549,996	571,609
*	Northam Platinum, Ltd.	122,047	1,921,899
	Oceana Group, Ltd.	38,491	164,143
	Old Mutual, Ltd.	1,325,644	1,169,244
	Old Mutual, Ltd.	1,048,747	918,346
*	Omnia Holdings, Ltd.	94,185	358,393
*	Pepkor Holdings, Ltd.	282,910	404,443
	Pick n Pay Stores, Ltd.	137,682	491,123
*	PPC, Ltd.	734,500	183,091
	PSG Group, Ltd.	86,142	446,598
	PSG Konsult, Ltd.	39,560	29,373
	Raubex Group, Ltd.	82,409	159,951
	RCL Foods, Ltd.	37,465	23,500
	Reunert, Ltd.	101,585	328,975
	RFG Holdings, Ltd.	35,527	29,551
	Royal Bafokeng Platinum, Ltd.	108,736	861,059
	Sanlam, Ltd.	445,107	1,759,266
*	Santam, Ltd.	18,782	321,261
*	Sappi, Ltd.	308,757	867,304
*	Sasol, Ltd.	13,027	194,219
#*	Sasol, Ltd., Sponsored ADR	83,230	1,243,456
	Shoprite Holdings, Ltd.	123,099	1,348,610
	Sibanye Stillwater, Ltd.	822,803	3,585,933
	Sibanye Stillwater, Ltd., ADR	49,830	865,050
	SPAR Group, Ltd. (The)	73,122	917,637
*	Spur Corp., Ltd.	23,750	29,756
	Standard Bank Group, Ltd.	366,825	3,091,634
#*	Steinhoff International Holdings NV	314,204	34,620
*	Sun International, Ltd.	113,238	139,422
*	Super Group, Ltd.	233,589	508,118
*	Telkom SA SOC, Ltd.	184,693	534,744
*	Thungela Resources, Ltd.	9,983	30,929
	Tiger Brands, Ltd.	52,671	693,472
	Transaction Capital, Ltd.	185,160	455,663
	Trencor, Ltd.	88,428	25,065
	Truworths International, Ltd.	154,830	653,842
*	Tsogo Sun Gaming, Ltd.	157,765	87,147
	Vodacom Group, Ltd.	114,626	1,021,128
*	Wilson Bayly Holmes-Ovcon, Ltd.	29,309	220,774
*	Woolworths Holdings, Ltd.	344,532	1,314,734
TOTAL SOUTH AFRICA			75,927,492
SOUTH KOREA — (4.9%)
*	Able C&C Co., Ltd.	1,546	12,064
	ABOV Semiconductor Co., Ltd.	3,017	37,563
*	Abpro Bio Co., Ltd.	33,350	33,839
	ADTechnology Co., Ltd.	2,279	47,158
	Advanced Nano Products Co., Ltd.	930	29,939
	Advanced Process Systems Corp.	5,108	133,225
	Aekyung Industrial Co., Ltd.	474	10,295
	Aekyung Petrochemical Co., Ltd.	1,906	21,736

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	AeroSpace Technology of Korea, Inc.	4,633	$29,050
	AfreecaTV Co., Ltd.	2,962	341,595
*	Agabang&Company	9,906	52,361
	Ahn-Gook Pharmaceutical Co., Ltd.	1,865	21,114
	Ahnlab, Inc.	706	41,591
	AJ Networks Co., Ltd.	9,411	48,037
*	Ajin Industrial Co., Ltd.	19,310	59,222
	AK Holdings, Inc.	2,163	52,331
*	Alpha Holdings, Inc.	3,024	10,758
*	Alteogen, Inc.	1,432	99,800
*	ALUKO Co., Ltd.	14,854	61,626
	Amorepacific Corp.	1,320	254,461
	AMOREPACIFIC Group	7,732	387,555
*	Anam Electronics Co., Ltd.	26,032	71,479
*	Ananti, Inc.	4,285	43,771
*	Apact Co., Ltd.	5,646	35,873
*	APS Holdings Corp.	6,201	105,272
*	Ascendio Co., Ltd.	1,000	2,106
*	Asia Business Daily Co., Ltd. (The)	5,186	21,442
	Asia Cement Co., Ltd.	960	99,213
	ASIA Holdings Co., Ltd.	567	63,874
	Asia Paper Manufacturing Co., Ltd.	2,188	102,739
	Aurora World Corp.	2,222	21,063
	Austem Co., Ltd.	8,124	24,647
	Autech Corp.	5,453	63,360
	Avaco Co., Ltd.	911	10,202
	Baiksan Co., Ltd.	6,645	63,336
*	Barun Electronics Co., Ltd.	326	1,111
	Bcworld Pharm Co., Ltd.	1,008	16,918
	BGF retail Co., Ltd.	2,200	309,310
	BH Co., Ltd.	8,461	141,250
*	Binex Co., Ltd.	1,074	17,650
	Binggrae Co., Ltd.	1,922	101,662
*	BioSmart Co., Ltd.	2,999	18,896
	BIT Computer Co., Ltd.	2,385	22,009
	BNK Financial Group, Inc.	77,870	524,168
	Boditech Med, Inc.	4,164	80,914
	BoKwang Industry Co., Ltd.	3,616	22,652
	Bookook Securities Co., Ltd.	1,282	27,296
#	Boryung Pharmaceutical Co., Ltd.	9,276	145,050
*	Bubang Co., Ltd.	10,013	28,675
	Bukwang Pharmaceutical Co., Ltd.	1,943	35,124
	Busan City Gas Co., Ltd.	645	34,305
	BYC Co., Ltd.	64	22,036
*	BYON Co., Ltd.	12,725	14,515
	Byucksan Corp.	23,697	87,697
*	Cafe24 Corp.	354	9,779
*	CammSys Corp.	30,945	57,126
*	Capro Corp.	9,878	40,496
	Caregen Co., Ltd.	323	18,963
*	Carelabs Co., Ltd.	2,443	21,244
*	Celltrion Healthcare Co., Ltd.	1,212	113,426
*	Celltrion Pharm, Inc.	591	71,546
*	Celltrion, Inc.	3,585	791,410
*	Chabiotech Co., Ltd.	3,005	67,870
	Changhae Ethanol Co., Ltd.	2,313	27,770
	Cheil Worldwide, Inc.	18,870	397,495
	Chemtronics Co., Ltd.	3,609	72,210
*	ChinHung International, Inc.	4,637	9,795

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Chong Kun Dang Pharmaceutical Corp.	3,036	$343,694
	Chongkundang Holdings Corp.	956	83,630
*	CHOROKBAEM Co Co., Ltd.	4,947	6,981
	Chunbo Co., Ltd.	284	55,844
	Chungdahm Learning, Inc.	2,571	76,218
#*	CJ CGV Co., Ltd.	4,001	102,515
	CJ CheilJedang Corp.	5,017	2,039,669
	CJ Corp.	8,243	702,780
	CJ ENM Co., Ltd.	4,829	685,831
*	CJ Freshway Corp.	1,946	57,516
*	CJ Logistics Corp.	2,606	398,814
	CKD Bio Corp.	418	20,681
	Classys, Inc.	3,148	60,681
	Clean & Science Co., Ltd.	1,813	36,016
*	Comtec Systems Co., Ltd.	14,865	17,146
*	Cosmax, Inc.	2,378	256,369
*	Cosmecca Korea Co., Ltd.	891	12,577
*	CosmoAM&T Co., Ltd.	969	35,654
	Coway Co., Ltd.	14,289	1,064,270
	Coweaver Co., Ltd.	1,873	15,063
	Cowell Fashion Co., Ltd.	10,296	65,189
	Crown Confectionery Co., Ltd.	1,955	21,250
	CROWNHAITAI Holdings Co., Ltd.	6,390	62,986
*	CrystalGenomics, Inc.	4,872	32,560
	CS Wind Corp.	1,312	93,947
	Cuckoo Holdings Co., Ltd.	280	31,170
	Cuckoo Homesys Co., Ltd.	2,925	115,181
	Cymechs, Inc.	1,064	18,673
*	D&C Media Co., Ltd.	524	21,257
	D.I Corp.	6,112	48,097
	Dae Hwa Pharmaceutical Co., Ltd.	1,708	17,403
	Dae Hyun Co., Ltd.	11,980	29,252
	Dae Won Chemical Co., Ltd.	6,000	14,836
	Dae Won Kang Up Co., Ltd.	16,250	57,606
	Daebongls Co., Ltd.	2,222	21,096
*	Daechang Co., Ltd.	31,547	70,745
	Daedong Corp.	2,457	26,637
	Daeduck Co., Ltd.	6,496	43,916
*	Daehan New Pharm Co., Ltd.	3,538	34,778
*	Dae-Il Corp.	2,747	16,148
	Daejoo Electronic Materials Co., Ltd.	512	25,673
	Daejung Chemicals & Metals Co., Ltd.	1,255	27,718
	Daelim B&Co Co., Ltd.	2,393	17,509
*	Daemyung Sonoseason Co., Ltd.	24,029	31,578
	Daesang Corp.	13,274	313,477
	Daesang Holdings Co., Ltd.	7,797	75,667
*	Daesung Eltec Co., Ltd.	21,904	23,662
	Daesung Holdings Co., Ltd.	711	23,628
*	Daesung Industrial Co., Ltd.	2,494	10,721
*	Daewon Cable Co., Ltd.	7,277	16,761
*	Daewon Media Co., Ltd.	2,936	87,425
	Daewon Pharmaceutical Co., Ltd.	4,020	55,298
*	Daewoo Engineering & Construction Co., Ltd.	112,803	731,015
#*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	17,168	486,279
	Daewoong Co., Ltd.	3,522	113,423
	Daewoong Pharmaceutical Co., Ltd.	359	53,246
	Daihan Pharmaceutical Co., Ltd.	2,757	77,647
	Daishin Securities Co., Ltd.	16,973	264,625
*	Danal Co., Ltd.	3,342	21,832

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Danawa Co., Ltd.	2,885	$75,501
*	Dasan Networks, Inc.	1,978	17,089
	Dawonsys Co., Ltd.	3,646	60,110
*	Dayou Automotive Seat Technology Co., Ltd.	36,739	44,100
	DB Financial Investment Co., Ltd.	13,364	79,119
#	DB HiTek Co., Ltd.	20,993	1,117,205
	DB Insurance Co., Ltd.	30,976	1,539,040
	Dentium Co., Ltd.	2,282	143,452
	Deutsch Motors, Inc.	10,999	84,433
	Device ENG Co., Ltd.	2,083	68,432
	DGB Financial Group, Inc.	68,696	563,383
	DI Dong Il Corp.	800	210,128
	Digital Daesung Co., Ltd.	3,145	24,095
	Digital Power Communications Co., Ltd.	1,768	20,246
*	DIO Corp.	1,334	56,776
*	DL E&C Co., Ltd.	5,122	652,920
	DL Holdings Co., Ltd.	4,085	280,707
	DMS Co., Ltd.	8,142	59,348
	DNF Co., Ltd.	1,073	27,916
	Dohwa Engineering Co., Ltd.	2,151	16,942
	Dong-A Socio Holdings Co., Ltd.	701	76,602
	Dong-A ST Co., Ltd.	2,024	143,931
	Dong-Ah Geological Engineering Co., Ltd.	5,490	102,021
*	Dongbang Transport Logistics Co., Ltd.	14,386	79,058
	Dongjin Semichem Co., Ltd.	14,691	374,492
	Dongkoo Bio & Pharma Co., Ltd.	2,349	19,071
	DongKook Pharmaceutical Co., Ltd.	9,102	199,767
	Dongkuk Industries Co., Ltd.	16,033	53,219
	Dongkuk Steel Mill Co., Ltd.	30,986	571,950
	Dongkuk Structures & Construction Co., Ltd.	3,797	20,200
	Dongsuh Cos., Inc.	897	23,673
	Dongsung Chemical Co., Ltd.	12,920	68,153
	Dongsung Finetec Co., Ltd.	7,283	77,604
*	Dongwha Enterprise Co., Ltd.	683	44,368
	Dongwha Pharm Co., Ltd.	8,045	102,760
	Dongwon F&B Co., Ltd.	746	143,887
	Dongwon Industries Co., Ltd.	960	202,848
	Dongwon Systems Corp.	2,248	84,383
*	Doosan Bobcat, Inc.	13,624	547,259
	Doosan Co., Ltd.	2,554	215,204
#*	Doosan Fuel Cell Co., Ltd.	9,655	412,661
*	Doosan Heavy Industries & Construction Co., Ltd.	128,864	2,437,284
*	Doosan Infracore Co., Ltd.	27,602	387,699
	DoubleUGames Co., Ltd.	5,898	312,360
	Douzone Bizon Co., Ltd.	6,519	474,683
	DRB Holding Co., Ltd.	4,715	30,232
*	Dream Security Co., Ltd.	9,336	43,208
	Dreamtech Co., Ltd.	10,366	114,616
	Drgem Corp.	1,507	17,130
*	DSK Co., Ltd.	4,393	40,954
	DTR Automotive Corp.	1,624	56,376
*	Duck Yang Industry Co., Ltd.	6,472	19,740
*	Duksan Hi-Metal Co., Ltd.	1,846	25,349
*	Duksan Neolux Co., Ltd.	1,716	91,468
	DY Corp.	3,478	17,360
	DY POWER Corp.	4,283	62,688
	DYPNF Co., Ltd.	1,795	61,970
	E1 Corp.	979	47,642
	Eagon Industrial, Ltd.	2,793	37,184

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Easy Bio, Inc.	11,835	$69,578
	Easy Holdings Co., Ltd.	19,206	86,082
	eBEST Investment & Securities Co., Ltd.	10,646	81,836
	Echo Marketing, Inc.	3,251	71,401
*	EcoBio Holdings Co., Ltd.	2,982	24,895
	Ecoplastic Corp.	8,682	27,843
	Ecopro Co., Ltd.	4,029	252,472
*	Ecopro HN Co., Ltd.	3,297	306,451
	e-Credible Co., Ltd.	1,366	24,770
	Elentec Co., Ltd.	9,961	63,327
	E-MART, Inc.	5,601	821,536
*	EMKOREA Co., Ltd.	2,736	11,779
*	EM-Tech Co., Ltd.	2,896	53,425
	ENF Technology Co., Ltd.	6,285	187,337
	Eo Technics Co., Ltd.	860	86,715
	Estechpharma Co., Ltd.	1,289	13,530
	Eugene Investment & Securities Co., Ltd.	30,725	107,261
	Eugene Technology Co., Ltd.	2,909	115,475
	Eusu Holdings Co., Ltd.	5,858	32,815
*	E-World	9,343	27,841
*	F&F Co., Ltd.	1,034	539,513
	F&F Holdings Co., Ltd.	1,044	33,884
	Farmsco	6,877	43,107
	FarmStory Co., Ltd.	27,766	66,162
	Fila Holdings Corp.	19,444	883,761
#	Fine Semitech Corp.	5,871	135,585
*	Fine Technix Co., Ltd.	3,805	28,382
*	G.U.ON Co., Ltd.	4,617	1,693
	Gabia, Inc.	4,066	56,757
*	Gamevil, Inc.	1,501	46,167
	Gaon Cable Co., Ltd.	1,340	40,132
*	Gemvaxlink Co., Ltd.	14,336	21,789
*	Genexine, Inc.	470	34,242
	Global Standard Technology Co., Ltd.	881	23,142
*	GMB Korea Corp.	5,922	35,092
*	GNCO Co., Ltd.	4,594	4,036
	GOLFZON Co., Ltd.	1,146	149,929
	Golfzon Newdin Holdings Co., Ltd.	5,522	44,161
*	Grand Korea Leisure Co., Ltd.	1,453	20,118
	Green Cross Holdings Corp.	3,869	106,199
	Green Cross LabCell Corp.	1,524	128,185
	GS Engineering & Construction Corp.	29,104	1,116,262
*	GS Global Corp.	6,224	14,687
	GS Holdings Corp.	37,024	1,378,413
	GS Retail Co., Ltd.	20,176	619,655
	Gwangju Shinsegae Co., Ltd.	211	34,051
	Hae In Corp.	3,320	19,403
	HAESUNG DS Co., Ltd.	4,957	189,300
	Haitai Confectionery & Foods Co., Ltd.	4,559	40,488
	Halla Corp.	11,950	58,216
	Halla Holdings Corp.	4,259	170,572
	Han Kuk Carbon Co., Ltd.	7,973	80,606
	Hana Financial Group, Inc.	47,281	1,783,838
*	Hana Micron, Inc.	10,464	143,113
	Hana Pharm Co., Ltd.	1,618	30,276
*	Hanall Biopharma Co., Ltd.	1,459	28,212
	HanChang Paper Co., Ltd.	28,019	60,012
*	Hancom, Inc.	5,157	105,661
	Handok, Inc.	3,520	81,662

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Handsome Co., Ltd.	5,551	$189,298
	Hanil Holdings Co., Ltd.	3,885	45,472
	Hanil Hyundai Cement Co., Ltd.	1,484	47,242
*	Hanjin Heavy Industries & Construction Co., Ltd.	6,658	46,339
*	Hanjin Heavy Industries & Construction Holdings Co., Ltd.	4,636	22,611
#*	Hanjin Kal Corp.	460	25,999
	Hanjin Transportation Co., Ltd.	5,392	191,588
	Hankook Shell Oil Co., Ltd.	303	72,203
	Hankook Tire & Technology Co., Ltd.	27,900	1,174,322
	Hanmi Pharm Co., Ltd.	271	75,459
	Hanmi Science Co., Ltd.	445	27,715
	Hanmi Semiconductor Co., Ltd.	5,901	188,399
	HanmiGlobal Co., Ltd.	2,183	21,290
	Hanon Systems	35,882	487,893
#	Hansae Co., Ltd.	7,974	145,630
	Hansae Yes24 Holdings Co., Ltd.	4,846	46,581
	Hanshin Construction	4,668	93,415
	Hanshin Machinery Co.	5,751	18,937
	Hansol Chemical Co., Ltd.	2,613	608,427
	Hansol Holdings Co., Ltd.	18,533	70,779
*	Hansol HomeDeco Co., Ltd.	10,546	21,299
	Hansol Logistics Co., Ltd.	8,783	31,276
	Hansol Paper Co., Ltd.	11,893	165,638
*	Hansol Technics Co., Ltd.	11,263	81,278
	Hanssem Co., Ltd.	1,642	171,528
	Hanwha Aerospace Co., Ltd.	13,618	614,289
	Hanwha Corp.	17,230	447,673
*	Hanwha General Insurance Co., Ltd.	39,216	157,829
*	Hanwha Investment & Securities Co., Ltd.	53,696	215,616
	Hanwha Life Insurance Co., Ltd.	104,268	307,995
*	Hanwha Solutions Corp.	44,902	1,528,030
	Hanyang Eng Co., Ltd.	5,129	75,481
	Hanyang Securities Co., Ltd.	4,730	65,003
*	Harim Co., Ltd.	16,465	45,488
	Harim Holdings Co., Ltd.	10,691	91,130
	HB Technology Co., Ltd.	8,492	22,999
	HDC Hyundai Engineering Plastics Co., Ltd.	4,140	21,240
*	Helixmith Co., Ltd.	778	19,089
*	Heung-A Shipping Co., Ltd.	11,732	1,974
*	Heungkuk Fire & Marine Insurance Co., Ltd.	26,951	97,103
	High Tech Pharm Co., Ltd.	1,557	24,319
	HIMS Co., Ltd.	2,899	27,913
	Hite Jinro Co., Ltd.	9,858	295,494
	Hitejinro Holdings Co., Ltd.	4,379	57,981
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	8,820	45,654
*	HLB Life Science Co., Ltd.	7,215	65,926
*	HLB, Inc.	2,710	85,082
	HLscience Co., Ltd.	474	16,421
#*	HMM Co., Ltd.	39,167	1,364,426
*	Homecast Co., Ltd.	5,594	19,236
	Hotel Shilla Co., Ltd.	1,154	93,917
	HS Industries Co., Ltd.	24,285	154,972
*	HSD Engine Co., Ltd.	5,280	39,098
	Huchems Fine Chemical Corp.	10,363	221,122
*	Hugel, Inc.	492	102,525
*	Humasis Co., Ltd.	3,088	48,877
*	Humax Co., Ltd.	6,108	27,541
	Humedix Co., Ltd.	667	19,471
*	Huneed Technologies	2,598	16,814

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Huons Co., Ltd.	2,434	$128,393
	Huons Global Co., Ltd.	1,900	107,809
	Huvis Corp.	6,198	63,639
	Huvitz Co., Ltd.	1,280	10,549
	Hwa Shin Co., Ltd.	3,850	32,973
*	Hwail Pharm Co., Ltd.	5,818	18,223
	Hwaseung Corp Co., Ltd.	16,883	47,026
	Hwaseung Enterprise Co., Ltd.	3,754	52,899
*	Hwaseung R&A Co., Ltd.	6,407	35,797
*	Hyosung Advanced Materials Corp.	1,295	693,734
*	Hyosung Chemical Corp.	922	315,410
*	Hyosung Heavy Industries Corp.	1,031	70,268
	Hyosung TNC Corp.	1,251	970,582
	HyosungITX Co., Ltd.	1,138	23,066
	Hyundai Bioland Co., Ltd.	1,881	34,659
	Hyundai BNG Steel Co., Ltd.	1,489	29,043
*	Hyundai Construction Equipment Co., Ltd.	4,756	234,365
	Hyundai Department Store Co., Ltd.	5,024	349,974
*	Hyundai Electric & Energy System Co., Ltd.	9,398	192,673
	Hyundai Elevator Co., Ltd.	4,241	199,368
	Hyundai Engineering & Construction Co., Ltd.	19,174	913,221
	Hyundai Ezwel Co., Ltd.	3,258	34,629
	Hyundai Glovis Co., Ltd.	5,345	905,874
	Hyundai Greenfood Co., Ltd.	23,883	209,054
	Hyundai Heavy Industries Holdings Co., Ltd.	10,945	652,773
	Hyundai Home Shopping Network Corp.	2,099	148,457
	Hyundai Livart Furniture Co., Ltd.	5,239	88,750
	Hyundai Marine & Fire Insurance Co., Ltd.	39,512	891,448
	Hyundai Motor Co.	11,634	2,214,124
	Hyundai Motor Securities Co., Ltd.	9,464	105,116
*	Hyundai Rotem Co., Ltd.	8,840	191,394
	Hyundai Steel Co.	22,674	1,066,588
	Hyundai Wia Corp.	6,476	552,768
	HyVision System, Inc.	3,080	50,219
*	iA, Inc.	22,640	22,875
	ICD Co., Ltd.	4,769	62,516
*	Icure Pharm, Inc.	506	18,202
*	IHQ, Inc.	28,719	45,860
*	Il Dong Pharmaceutical Co., Ltd.	3,284	43,496
	Iljin Diamond Co., Ltd.	527	21,706
	Iljin Electric Co., Ltd.	5,010	28,198
	Iljin Holdings Co., Ltd.	9,856	51,114
	Iljin Materials Co., Ltd.	328	22,972
	Ilyang Pharmaceutical Co., Ltd.	2,041	59,619
	iMarketKorea, Inc.	5,580	58,514
	InBody Co., Ltd.	3,074	77,892
*	Incross Co., Ltd.	799	36,009
	Industrial Bank of Korea	72,199	645,983
	INFAC Corp.	3,820	43,204
*	INNO Instrument, Inc.	8,405	16,067
	Innocean Worldwide, Inc.	2,189	116,877
	InnoWireless, Inc.	392	16,052
*	Innox Advanced Materials Co., Ltd.	2,368	146,698
*	Insun ENT Co., Ltd.	6,974	76,202
	Intekplus Co., Ltd.	1,440	33,518
	Intelligent Digital Integrated Security Co., Ltd.	515	11,405
*	Interflex Co., Ltd.	3,448	42,762
	Interojo Co., Ltd.	2,116	55,145
	Interpark Corp.	23,008	169,020

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	iNtRON Biotechnology, Inc.	913	$19,225
	Inzi Controls Co., Ltd.	1,230	16,679
	INZI Display Co., Ltd.	15,360	42,882
	IS Dongseo Co., Ltd.	8,079	383,794
	ISC Co., Ltd.	1,275	28,889
	i-SENS, Inc.	2,574	72,653
	ISU Chemical Co., Ltd.	2,060	21,158
*	IsuPetasys Co., Ltd.	10,021	32,514
*	Jaeyoung Solutec Co., Ltd.	18,171	18,012
*	Jahwa Electronics Co., Ltd.	3,600	62,119
	JASTECH, Ltd.	2,126	14,620
*	Jayjun Cosmetic Co., Ltd.	11,863	19,429
	JB Financial Group Co., Ltd.	74,744	502,340
	JC Hyun System, Inc.	3,025	21,147
*	Jeju Air Co., Ltd.	4,846	94,518
*	Jeju Semiconductor Corp.	2,916	14,765
	Jinsung T.E.C.	6,911	75,411
	JLS Co., Ltd.	5,065	31,495
*	JNK Heaters Co., Ltd.	6,208	35,886
*	JoyCity Corp.	3,350	34,117
*	Jungdawn Co., Ltd.	6,535	22,025
*	Jusung Engineering Co., Ltd.	5,310	65,919
	JW Holdings Corp.	5,297	20,438
	JW Life Science Corp.	2,832	45,238
	JW Pharmaceutical Corp.	1,301	32,705
	JYP Entertainment Corp.	7,188	250,589
	Kangnam Jevisco Co., Ltd.	394	10,848
*	Kangwon Land, Inc.	9,407	211,542
	KAON Media Co., Ltd.	5,358	82,508
	KB Financial Group, Inc.	46,094	2,047,305
*	KB Financial Group, Inc., ADR	12,984	575,061
	KC Green Holdings Co., Ltd.	5,380	29,955
	KC Tech Co., Ltd.	4,198	104,435
	KCC Engineering & Construction Co., Ltd.	3,969	35,222
	KCC Glass Corp.	2,522	163,164
	KCTC	3,793	25,723
*	KEC Corp.	10,010	20,316
	KEPCO Plant Service & Engineering Co., Ltd.	6,940	257,356
	Keyang Electric Machinery Co., Ltd.	5,070	22,179
*	KEYEAST Co., Ltd.	4,075	51,334
	KG Chemical Corp.	2,467	82,584
	Kginicis Co., Ltd.	7,157	134,573
	KGMobilians Co., Ltd.	9,268	84,708
*	KH FEELUX Co., Ltd.	26,090	74,240
*	KH Vatec Co., Ltd.	1,074	20,586
	Kia Corp.	32,298	2,358,742
*	KineMaster Corp.	1,862	43,440
	KINX, Inc.	1,250	68,876
	KISWIRE, Ltd.	3,796	82,286
	KIWOOM Securities Co., Ltd.	8,850	909,167
	KleanNara Co., Ltd.	9,992	56,765
	KM Corp.	2,028	17,754
*	KMH Co., Ltd.	5,729	56,324
#*	KMW Co., Ltd.	3,893	180,135
	Koentec Co., Ltd.	9,065	72,819
	Koh Young Technology, Inc.	3,275	69,661
	Kolmar BNH Co., Ltd.	3,928	163,253
	Kolmar Korea Co., Ltd.	1,851	88,301
	Kolon Global Corp.	4,370	92,238

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Kolon Industries, Inc.	6,395	$450,414
*	Kolon Plastic, Inc.	3,939	25,524
	KoMiCo, Ltd.	2,221	126,038
	Kopla Co., Ltd.	2,448	14,595
	Korea Aerospace Industries, Ltd.	11,226	316,801
	Korea Arlico Pharm Co., Ltd.	2,877	23,375
	Korea Asset In Trust Co., Ltd.	33,232	131,466
	Korea Business News Co., Ltd.	2,990	21,303
	Korea Cast Iron Pipe Industries Co., Ltd.	2,347	20,829
*	Korea Circuit Co., Ltd.	4,621	61,125
	Korea District Heating Corp.	352	12,964
	Korea Electric Power Corp., Sponsored ADR	14,609	157,339
	Korea Electric Power Corp.	8,427	182,652
	Korea Electric Terminal Co., Ltd.	2,571	211,788
	Korea Electronic Power Industrial Development Co., Ltd.	2,574	31,006
	Korea Flange Co., Ltd.	4,442	12,662
	Korea Fuel-Tech Corp.	11,559	39,817
*	Korea Gas Corp.	4,518	141,435
*	Korea Information & Communications Co., Ltd.	4,831	41,538
	Korea Investment Holdings Co., Ltd.	23,934	1,999,828
*	Korea Line Corp.	107,559	290,063
	Korea Petrochemical Ind Co., Ltd.	2,135	473,279
	Korea Real Estate Investment & Trust Co., Ltd.	83,855	160,578
*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	8,579	974,741
	Korea United Pharm, Inc.	1,409	65,262
	Korea Zinc Co., Ltd.	2,507	1,193,542
*	Korean Air Lines Co., Ltd.	118,654	3,079,377
	Korean Drug Co., Ltd.	2,263	21,770
	Korean Reinsurance Co.	38,045	315,311
*	KOSES Co., Ltd.	2,037	18,549
*	KPM Tech Co., Ltd.	13,178	34,529
	KSS LINE, Ltd.	8,759	89,964
*	KT Alpha Co., Ltd.	1,876	16,321
	KT Corp., Sponsored ADR	10,532	151,555
	KT&G Corp.	17,507	1,253,323
	KTB Investment & Securities Co., Ltd.	27,478	180,721
	KTCS Corp.	14,078	38,033
	Kukdo Chemical Co., Ltd.	1,090	90,039
	Kukdong Corp.	17,735	54,539
	Kukdong Oil & Chemicals Co., Ltd.	4,465	17,982
#	Kumho Petrochemical Co., Ltd.	8,110	1,436,652
*	Kumho Tire Co., Inc.	29,214	170,010
	KUMHOE&C Co., Ltd.	4,803	52,279
	Kumkang Kind Co., Ltd.	7,285	52,909
	Kwang Dong Pharmaceutical Co., Ltd.	12,317	94,810
	Kyeryong Construction Industrial Co., Ltd.	4,548	129,567
	Kyobo Securities Co., Ltd.	10,286	76,473
	Kyongbo Pharmaceutical Co., Ltd.	1,786	20,780
	Kyung Dong Navien Co., Ltd.	2,421	155,084
	Kyungbang Co., Ltd.	6,447	76,277
*	Kyungchang Industrial Co., Ltd.	12,319	30,108
	KyungDong City Gas Co., Ltd.	601	12,381
	Kyung-In Synthetic Corp.	1,883	11,160
	L&C Bio Co., Ltd.	697	20,574
*	Lake Materials Co., Ltd.	7,482	27,552
#	LB Semicon, Inc.	12,595	146,018
	Leadcorp, Inc. (The)	14,653	117,128
	LEENO Industrial, Inc.	3,102	482,828
*	Leenos Corp.	11,057	14,761

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	LG Chem, Ltd.	2,710	$1,990,503
	LG Corp.	12,884	1,055,929
#*	LG Display Co., Ltd., ADR	144,957	1,381,440
#*	LG Display Co., Ltd.	65,209	1,252,935
	LG Electronics, Inc.	45,523	6,235,698
	LG HelloVision Co., Ltd.	17,066	108,017
	LG Household & Health Care, Ltd.	737	933,801
	LG Innotek Co., Ltd.	7,043	1,392,142
	LG Uplus Corp.	139,611	1,768,033
	LIG Nex1 Co., Ltd.	1,833	68,370
	Lion Chemtech Co., Ltd.	1,399	12,000
*	Lock & Lock Co., Ltd.	5,571	64,205
	LOT Vacuum Co., Ltd.	1,372	20,390
	Lotte Chemical Corp.	4,021	907,320
	Lotte Chilsung Beverage Co., Ltd.	1,229	154,897
	Lotte Confectionery Co., Ltd.	492	60,724
	Lotte Corp.	5,481	179,948
*	Lotte Data Communication Co.	860	30,798
	LOTTE Fine Chemical Co., Ltd.	7,746	488,782
	Lotte Food Co., Ltd.	197	75,050
	LOTTE Himart Co., Ltd.	3,486	108,154
*	Lotte Non-Life Insurance Co., Ltd.	41,650	67,068
	Lotte Shopping Co., Ltd.	3,712	347,355
	LS Corp.	5,047	319,399
	LS Electric Co., Ltd.	6,112	345,527
*	Lumens Co., Ltd.	22,437	26,167
*	LVMC Holdings	29,041	87,575
	LX Hausys, Ltd.	4,114	357,534
*	LX Holdings Corp.	6,248	56,764
	LX International Corp.	11,639	313,107
	LX Semicon Co., Ltd.	5,168	539,444
	Macquarie Korea Infrastructure Fund	51,626	552,059
	Maeil Dairies Co., Ltd.	2,201	146,713
	Maeil Holdings Co., Ltd.	4,128	37,692
*	Mando Corp.	16,984	913,045
	Mcnex Co., Ltd.	6,556	270,387
	ME2ON Co., Ltd.	8,057	44,400
*	Medipost Co., Ltd.	771	19,709
	Medy-Tox, Inc.	1,281	225,399
*	Meerecompany, Inc.	1,150	32,096
	MegaStudyEdu Co., Ltd.	3,356	232,262
	Meritz Financial Group, Inc.	26,082	569,939
	Meritz Fire & Marine Insurance Co., Ltd.	30,872	685,332
	Meritz Securities Co., Ltd.	185,167	791,337
*	Mgame Corp.	3,179	27,610
*	MiCo, Ltd.	18,529	223,855
	Minwise Co., Ltd.	931	16,705
	Mirae Asset Life Insurance Co., Ltd.	45,023	159,754
	Mirae Asset Securities Co., Ltd.	85,109	662,069
	Miwon Commercial Co., Ltd.	279	50,964
	Miwon Holdings Co., Ltd.	92	10,349
	Miwon Specialty Chemical Co., Ltd.	1,128	174,303
*	Mobase Co., Ltd.	3,216	12,419
*	Mobase Electronics Co., Ltd.	7,749	15,581
*	Mobile Appliance, Inc.	4,921	18,312
	MOM'S TOUCH&Co.	7,857	31,974
	Moorim P&P Co., Ltd.	12,956	56,538
	Mr Blue Corp.	2,196	20,064
	Multicampus Co., Ltd.	752	26,396

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Nam Hwa Construction Co., Ltd.	1,132	$12,616
	Namhae Chemical Corp.	6,809	74,717
*	NamKwang Engineering & Construction Co., Ltd.	1,419	20,201
*	Namsun Aluminum Co., Ltd.	3,792	13,874
*	Namuga Co., Ltd.	2,376	20,985
	Nasmedia Co., Ltd.	1,454	51,197
*	Nat Games Co., Ltd.	2,329	25,702
	NAVER Corp.	2,316	872,904
	NCSoft Corp.	1,285	921,632
*	NDFOS Co., Ltd.	2,063	18,567
	NeoPharm Co., Ltd.	1,311	36,085
*	Neowiz	3,484	78,765
*	NEPES Corp.	1,872	62,015
	Netmarble Corp.	661	79,787
	Newtree Co., Ltd.	743	21,386
	Nexen Corp.	11,315	50,222
#	Nexen Tire Corp.	19,176	154,655
	NH Investment & Securities Co., Ltd.	45,555	503,831
*	NHN KCP Corp.	4,946	226,844
	NI Steel Co., Ltd.	7,519	33,608
	NICE Holdings Co., Ltd.	8,074	131,027
	Nice Information & Telecommunication, Inc.	3,481	102,626
	NICE Information Service Co., Ltd.	12,936	269,993
	NICE Total Cash Management Co., Ltd.	8,974	57,554
*	NK Co., Ltd.	11,386	12,195
	Nong Shim Holdings Co., Ltd.	919	63,455
	Nong Woo Bio Co., Ltd.	1,832	22,391
	NongShim Co., Ltd.	1,194	341,436
	Noroo Holdings Co., Ltd.	1,230	15,143
	NOROO Paint & Coatings Co., Ltd.	1,839	19,285
	NOVAREX Co., Ltd.	1,890	79,784
	NPC	3,066	15,469
*	NSN Co., Ltd.	8,378	9,697
*	NuriFlex Co., Ltd.	2,500	18,906
	Oceanbridge Co., Ltd.	1,265	17,512
*	OCI Co., Ltd.	6,671	661,877
	Okong Corp.	2,287	10,091
	OptoElectronics Solutions Co., Ltd.	2,293	83,230
*	OPTRON-TEC, Inc.	11,325	84,645
	Orion Corp.	628	64,172
	Orion Holdings Corp.	9,992	146,002
	Osstem Implant Co., Ltd.	4,830	543,463
	Ottogi Corp.	417	195,325
	Paik Kwang Industrial Co., Ltd.	13,521	82,449
	Pan Ocean Co., Ltd.	76,206	501,086
*	Pan-Pacific Co., Ltd.	8,830	18,009
#*	Paradise Co., Ltd.	7,876	114,909
	Park Systems Corp.	1,042	115,817
	Partron Co., Ltd.	25,869	230,012
*	Pearl Abyss Corp.	7,535	485,143
	People & Technology, Inc.	3,673	84,935
	PharmaResearch Co., Ltd.	343	26,530
*	PharmGen Science, Inc.	2,161	22,058
*	Pharmicell Co., Ltd.	4,580	66,903
	PI Advanced Materials Co., Ltd.	4,450	207,012
	Poongsan Corp.	7,772	260,515
	POSCO, Sponsored ADR	33,942	2,681,079
	POSCO	2,282	725,805
	POSCO Chemical Co., Ltd.	763	102,404

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Posco ICT Co., Ltd.	3,942	$27,216
	Posco International Corp.	22,451	505,592
*	Power Logics Co., Ltd.	17,904	135,730
	Protec Co., Ltd.	1,581	37,748
	PSK, Inc.	4,173	154,215
	Pulmuone Co., Ltd.	8,790	148,424
	Pungkuk Alcohol Industry Co., Ltd.	1,844	30,421
	Pyeong Hwa Automotive Co., Ltd.	2,201	20,915
	Rayence Co., Ltd.	875	10,547
*	Redrover Co., Ltd.	4,271	1,274
	Reyon Pharmaceutical Co., Ltd.	1,119	49,810
	RFHIC Corp.	1,017	32,585
*	RFTech Co., Ltd.	6,617	40,616
	Rsupport Co., Ltd.	3,581	30,267
	S Net Systems, Inc.	1,963	12,844
	S&S Tech Corp.	4,200	116,176
	S-1 Corp.	5,222	365,861
	Sajo Industries Co., Ltd.	712	42,906
	Sajodaerim Corp.	851	19,867
*	Sajodongaone Co., Ltd.	16,592	21,655
*	SAM KANG M&T Co., Ltd.	1,181	17,273
	Sambo Corrugated Board Co., Ltd.	1,487	20,810
*	Sambo Motors Co., Ltd.	6,699	39,306
*	Sambu Engineering & Construction Co., Ltd.	17,272	51,984
	Samchully Co., Ltd.	408	31,841
	SAMHWA Paints Industrial Co., Ltd.	1,628	16,008
	Samick Musical Instruments Co., Ltd.	15,326	25,181
	Samick THK Co., Ltd.	1,844	21,496
*	Samil C&S Co., Ltd.	1,518	17,269
	Samji Electronics Co., Ltd.	5,213	60,638
	Samjin LND Co., Ltd.	3,154	10,179
	Samjin Pharmaceutical Co., Ltd.	3,278	76,601
*	Samkee Corp.	13,569	55,247
	SAMPYO Cement Co., Ltd.	10,906	53,332
*	Samsung Biologics Co., Ltd.	81	62,667
	Samsung Card Co., Ltd.	6,396	194,782
	Samsung Electro-Mechanics Co., Ltd.	10,373	1,732,556
	Samsung Electronics Co., Ltd., GDR	9,769	16,741,022
	Samsung Electronics Co., Ltd.	504,791	34,495,595
*	Samsung Engineering Co., Ltd.	43,530	884,916
	Samsung Fire & Marine Insurance Co., Ltd.	11,324	2,112,469
*	Samsung Heavy Industries Co., Ltd.	128,698	731,741
	Samsung Life Insurance Co., Ltd.	10,090	662,067
*	Samsung Pharmaceutical Co., Ltd.	3,763	23,878
	Samsung Publishing Co., Ltd.	505	18,275
	Samsung SDI Co., Ltd.	883	570,011
	Samsung SDS Co., Ltd.	2,510	398,778
	Samsung Securities Co., Ltd.	19,235	741,053
	SAMT Co., Ltd.	28,477	104,543
	Samwha Capacitor Co., Ltd.	3,281	173,797
	Samyang Corp.	1,441	79,782
	Samyang Foods Co., Ltd.	1,538	122,761
	Samyang Packaging Corp.	2,270	56,509
	Sang-A Frontec Co., Ltd.	687	32,413
*	Sangbo Corp.	15,979	33,264
	Sangsin Energy Display Precision Co., Ltd.	3,531	50,960
	SaraminHR Co., Ltd.	2,474	106,465
	Satrec Initiative Co., Ltd.	1,278	58,869
	SAVEZONE I&C Corp.	10,599	32,986

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	SCI Information Service, Inc.	4,390	$14,368
*	S-Connect Co., Ltd.	28,101	52,120
*	SDN Co., Ltd.	14,962	39,409
	Seah Besteel Corp.	6,008	164,101
	SeAH Holdings Corp.	341	30,986
	SeAH Steel Corp.	578	53,307
	SeAH Steel Holdings Corp.	189	12,863
#	Seegene, Inc.	6,946	423,636
*	Seha Corp.	17,828	32,174
	Sejin Heavy Industries Co., Ltd.	3,770	22,008
	Sejong Industrial Co., Ltd.	7,293	61,542
	Sempio Co.	129	6,249
	Sempio Foods Co.	435	21,625
	S-Energy Co., Ltd.	3,885	16,270
	Seohan Co., Ltd.	35,255	64,573
*	Seojin System Co., Ltd.	1,094	39,538
	Seoul Semiconductor Co., Ltd.	10,210	163,709
	Seoul Viosys Co., Ltd.	3,539	50,714
*	Seowon Co., Ltd.	9,585	25,475
	Seoyon Co., Ltd.	5,173	74,111
	Seoyon E-Hwa Co., Ltd.	6,437	44,750
*	Sewon E&C Co., Ltd.	45,090	40,988
	SEWOONMEDICAL Co., Ltd.	3,469	15,695
	SFA Engineering Corp.	12,841	454,310
#*	SFA Semicon Co., Ltd.	43,839	273,341
	SGC e Tec E&C Co., Ltd.	759	48,899
	Shin Heung Energy & Electronics Co., Ltd.	1,483	80,254
	Shin Poong Pharmaceutical Co., Ltd.	509	28,097
	Shindaeyang Paper Co., Ltd.	1,347	113,532
	Shinhan Financial Group Co., Ltd.	48,985	1,660,246
*	Shinhan Financial Group Co., Ltd., ADR	18,630	628,017
	Shinil Electronics Co., Ltd.	17,933	35,210
	Shinsegae Engineering & Construction Co., Ltd.	1,204	46,942
	Shinsegae Food Co., Ltd.	965	82,093
	Shinsegae Information & Communication Co., Ltd.	103	17,567
	Shinsegae International, Inc.	339	57,299
	Shinsegae, Inc.	2,932	678,979
	Shinsung Delta Tech Co., Ltd.	2,191	30,857
*	Shinsung E&G Co., Ltd.	17,911	41,074
#*	Shinsung Tongsang Co., Ltd.	24,154	83,946
	Shinwha Intertek Corp.	9,715	31,465
*	Shinwon Corp.	10,590	21,075
*	SHOWBOX Corp.	5,429	20,562
*	Signetics Corp.	32,920	52,798
#	SIMMTECH Co., Ltd.	11,808	255,331
	SIMPAC, Inc.	6,156	37,518
	SK Chemicals Co., Ltd.	1,887	389,370
	SK D&D Co., Ltd.	1,668	53,652
	SK Discovery Co., Ltd.	6,508	276,264
	SK Gas, Ltd.	752	76,296
	SK Hynix, Inc.	90,167	8,827,013
*	SK Innovation Co., Ltd.	10,162	2,241,947
	SK Materials Co., Ltd.	1,887	689,977
	SK Networks Co., Ltd.	79,651	429,208
*	SK Rent A Car Co., Ltd.	4,007	51,985
	SK Securities Co., Ltd.	156,646	132,769
	SK Telecom Co., Ltd., Sponsored ADR	1,900	55,233
	SK Telecom Co., Ltd.	2,483	650,382
	SK, Inc.	5,193	1,211,954

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	SKC Co., Ltd.	2,606	$367,376
	SL Corp.	6,248	179,699
*	SM Entertainment Co., Ltd.	5,257	269,754
*	S-MAC Co., Ltd.	41,630	48,418
	SNT Motiv Co., Ltd.	3,323	177,641
*	SNU Precision Co., Ltd.	2,738	10,828
	S-Oil Corp.	3,740	319,338
	Solus Advanced Materials Co., Ltd.	4,708	245,942
	Songwon Industrial Co., Ltd.	5,192	87,297
	Soulbrain Co., Ltd.	2,796	827,970
*	Soulbrain Holdings Co., Ltd.	3,458	114,151
	SPC Samlip Co., Ltd.	824	59,344
	Speco Co., Ltd.	5,408	34,657
	SPG Co., Ltd.	1,138	12,290
	Spigen Korea Co., Ltd.	1,861	87,529
	Ssangyong C&E Co., Ltd.	48,615	336,973
*	Ssangyong Motor Co.	14,162	12,789
*	Studio Dragon Corp.	2,045	164,201
	Suheung Co., Ltd.	2,082	99,491
	Sun Kwang Co., Ltd.	700	29,487
	Sung Kwang Bend Co., Ltd.	9,457	80,391
*	Sungchang Enterprise Holdings, Ltd.	9,770	25,604
	Sungdo Engineering & Construction Co., Ltd.	5,870	33,536
	Sungshin Cement Co., Ltd.	5,696	57,795
	Sungwoo Hitech Co., Ltd.	20,748	118,978
	Sunjin Co., Ltd.	8,292	113,140
*	Suprema, Inc.	851	20,798
	SurplusGlobal, Inc.	4,367	22,221
*	Synopex, Inc.	20,512	66,698
	Systems Technology, Inc.	2,361	35,142
	Tae Kyung Industrial Co., Ltd.	2,111	12,339
	Taekyung BK Co., Ltd.	5,026	29,054
*	Taewoong Co., Ltd.	4,708	38,372
	Taeyoung Engineering & Construction Co., Ltd.	12,917	137,785
*	Taihan Fiberoptics Co., Ltd.	12,697	37,232
*	Taihan Textile Co., Ltd.	1,266	48,445
*	Tailim Packaging Co., Ltd.	2,666	11,542
	TechWing, Inc.	5,406	124,976
*	Telcon RF Pharmaceutical, Inc.	4,634	20,351
	TES Co., Ltd.	2,306	59,274
	Tesna, Inc.	3,991	176,925
*	Theragen Etex Co., Ltd.	10,057	71,841
*	Thinkware Systems Corp.	2,319	32,038
*	TK Chemical Corp.	20,345	131,221
	TK Corp.	8,803	96,154
	Tokai Carbon Korea Co., Ltd.	1,830	310,312
	Tongyang Life Insurance Co., Ltd.	20,755	96,788
*	Top Engineering Co., Ltd.	5,140	38,061
	Toptec Co., Ltd.	5,629	55,414
*	Tovis Co., Ltd.	8,847	59,400
	TS Corp.	15,520	42,090
	TSE Co., Ltd.	1,537	103,432
*	Tuksu Construction Co., Ltd.	2,534	29,789
*	TY Holdings Co., Ltd.	13,297	369,399
	Ubiquoss, Inc.	642	12,858
	Uni-Chem Co., Ltd.	18,028	25,791
*	Unick Corp.	4,767	31,734
	Unid Co., Ltd.	3,047	312,942
	Union Semiconductor Equipment & Materials Co., Ltd.	8,636	110,967

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Uniquest Corp.	1,954	$18,720
*	UniTest, Inc.	2,869	58,517
	Value Added Technology Co., Ltd.	1,180	36,965
	Vieworks Co., Ltd.	772	24,702
	Vitzro Tech Co., Ltd.	2,032	18,396
*	Vivien Corp.	3,713	11,533
	Webcash Corp.	1,505	45,060
*	Webzen, Inc.	5,696	144,486
*	Welcron Co., Ltd.	9,790	41,007
	Wemade Co., Ltd.	618	30,364
	Wiable Corp.	5,674	21,087
#	Winix, Inc.	2,902	52,719
*	Winpac, Inc.	13,073	28,712
	Wins Co., Ltd.	945	14,068
#	WiSoL Co., Ltd.	14,909	166,895
*	WIZIT Co., Ltd.	16,921	19,921
*	WONIK CUBE Corp.	8,997	32,794
*	Wonik Holdings Co., Ltd.	17,153	91,352
	WONIK IPS Co., Ltd.	4,029	162,713
	Wonik Materials Co., Ltd.	4,076	122,156
*	Wonik Pne Co., Ltd.	2,025	41,912
*	Wonik QnC Corp.	7,136	191,758
	Woojin, Inc.	4,027	32,346
	Woongjin Thinkbig Co., Ltd.	10,864	38,738
*	Wooree Bio Co., Ltd.	11,460	52,525
*	Wooree Lighting Co., Ltd.	9,932	29,942
	Woori Financial Group, Inc., Sponsored ADR	593	16,766
	Woori Financial Group, Inc.	148,088	1,396,236
	Woori Investment Bank Co., Ltd.	97,241	83,034
	Woorison F&G Co., Ltd.	22,352	50,201
	Woory Industrial Co., Ltd.	1,316	25,854
	WooSung Feed Co., Ltd.	673	21,418
*	Woowon Development Co., Ltd.	6,635	42,891
	Worldex Industry & Trading Co., Ltd.	3,979	91,690
	Y G-1 Co., Ltd.	8,699	70,025
*	Y2 Solution	1,719	684
	YAS Co., Ltd.	1,235	17,201
*	Y-entec Co., Ltd.	6,459	82,078
	Yeong Hwa Metal Co., Ltd.	11,796	22,624
*	YG Entertainment, Inc.	515	23,652
*	YMT Co., Ltd.	3,328	62,656
	Yonwoo Co., Ltd.	670	15,107
	Youlchon Chemical Co., Ltd.	2,827	52,181
	Youngone Corp.	8,640	299,362
	Youngone Holdings Co., Ltd.	2,822	113,451
*	YoungWoo DSP Co., Ltd.	9,763	22,799
	Yuanta Securities Korea Co., Ltd.	52,438	203,937
	Yuhan Corp.	4,305	230,783
*	Yungjin Pharmaceutical Co., Ltd.	7,605	36,603
	Zeus Co., Ltd.	2,499	57,821
	Zinus, Inc.	3,306	299,285
TOTAL SOUTH KOREA			223,246,438
SPAIN — (1.4%)
	Acciona SA	12,258	1,879,314
	Acerinox SA	88,992	1,189,627
	ACS Actividades de Construccion y Servicios SA	64,695	1,701,692
*	Aena SME SA	6,983	1,112,020
	Alantra Partners SA	614	11,548

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Almirall SA	20,996	$333,146
*	Amadeus IT Group SA	38,582	2,530,238
*	Amper SA	310,784	63,469
	Applus Services SA	77,383	744,965
*	Atresmedia Corp. de Medios de Comunicacion SA	37,599	155,442
	Azkoyen SA	4,453	31,599
	Banco Bilbao Vizcaya Argentaria SA	487,011	3,117,591
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	210,981	1,343,950
*	Banco de Sabadell SA	2,230,938	1,551,057
	Banco Santander SA	1,143,603	4,189,194
*	Banco Santander SA	116,432	422,883
	Bankinter SA	210,927	1,152,310
	Befesa SA	6,492	509,726
	CaixaBank SA	708,457	2,104,052
*	Caja de Ahorros del Mediterraneo	4,397	0
	Cellnex Telecom SA	93,679	6,109,426
	Cia de Distribucion Integral Logista Holdings SA	17,660	380,678
	CIE Automotive SA	24,889	741,994
*	Construcciones y Auxiliar de Ferrocarriles SA	7,787	330,339
	Ebro Foods SA	27,159	551,113
*	eDreams ODIGEO SA	21,208	175,561
	Elecnor SA	10,299	125,878
	Enagas SA	111,086	2,551,369
*	Ence Energia y Celulosa SA	71,140	219,893
	Endesa SA	32,657	793,258
*	Ercros SA	47,819	198,729
	Euskaltel SA	37,378	486,928
	Faes Farma SA	191,934	749,140
	Ferrovial SA	3,998	118,650
	Fluidra SA	14,819	600,743
	Fomento de Construcciones y Contratas SA	28,559	327,053
*	Gestamp Automocion SA	31,014	151,664
	Global Dominion Access SA	50,319	268,758
	Grifols SA	29,198	742,558
	Grupo Catalana Occidente SA	10,643	398,447
	Grupo Empresarial San Jose SA	7,310	42,190
	Iberdrola SA	662,009	7,967,331
	Iberpapel Gestion SA	351	7,781
*	Indra Sistemas SA	46,457	486,337
	Industria de Diseno Textil SA	63,563	2,155,826
	Laboratorios Farmaceuticos Rovi SA	824	58,166
	Liberbank SA	945,604	317,775
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	210,927	425,240
	Mapfre SA	318,974	657,128
*	Mediaset Espana Comunicacion SA	105,629	629,650
*	Melia Hotels International SA	54,024	372,758
	Metrovacesa SA	503	4,187
	Miquel y Costas & Miquel SA	11,594	225,338
#	Naturgy Energy Group SA	66,262	1,710,223
#*	Obrascon Huarte Lain SA	69,591	50,418
	Pharma Mar SA	1,175	100,427
*	Promotora de Informaciones SA, Class A	72,018	75,264
	Prosegur Cia de Seguridad SA	106,234	362,930
*	Realia Business SA	69,999	61,698
	Red Electrica Corp. SA	71,760	1,421,476
	Repsol SA, Sponsored ADR	41,901	460,071
	Repsol SA	210,120	2,301,430
	Sacyr SA	218,384	530,991
*	Siemens Gamesa Renewable Energy SA	6,995	195,082

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
*	Solaria Energia y Medio Ambiente SA	5,790	$111,854
*	Solarpack Corp. Tecnologica SA	493	15,300
*	Talgo SA	4,147	21,222
*	Tecnicas Reunidas SA	3,605	30,480
	Telefonica SA, Sponsored ADR	54,763	251,362
	Telefonica SA	520,937	2,383,209
#*	Tubacex SA	35,530	63,206
	Unicaja Banco SA	148,678	136,713
	Vidrala SA	7,616	915,549
	Viscofan SA	19,692	1,367,461
*	Vocento SA	6,696	9,060
	Zardoya Otis SA	54,312	368,059
TOTAL SPAIN			66,459,194
SWEDEN — (2.6%)
	AAK AB	10,600	252,698
	AcadeMedia AB	28,772	278,571
	Adapteo Oyj	20,921	401,732
	AddLife AB, Class B	15,538	518,334
	AddNode Group AB, Class B	6,360	275,728
	AddTech AB, Class B	62,008	1,290,232
	AFRY AB	23,386	796,959
	Alfa Laval AB	48,025	2,005,567
	Alimak Group AB	8,628	150,196
	Ambea AB	20,755	152,483
*	Annehem Fastigheter AB, Class B	21,544	88,986
*	AQ Group AB	350	12,882
*	Arise AB	3,191	15,543
	Arjo AB, Class B	54,384	686,967
	Assa Abloy AB, Class B	33,374	1,070,514
	Atlas Copco AB, Class A	47,532	3,219,105
	Atlas Copco AB, Class B	27,621	1,570,484
	Atrium Ljungberg AB, Class B	9,002	220,370
*	Attendo AB	40,806	199,713
	Avanza Bank Holding AB	35,135	1,137,980
	Axfood AB	17,831	482,626
	Beijer Alma AB	22,051	537,822
*	Beijer Electronics Group AB	9,700	56,919
	Beijer Ref AB, Class B	52,857	1,116,148
	Bergman & Beving AB	12,025	235,228
	Besqab AB	1,033	21,453
	Betsson AB, Class B	70,099	564,163
*	Better Collective A.S.	1,251	29,291
*	BHG Group AB	5,703	87,964
	Bilia AB, Class A	61,438	1,318,268
	BillerudKorsnas AB	60,095	1,299,992
	BioGaia AB, Class B	6,804	406,853
	Biotage AB	17,611	503,849
	Boliden AB	101,481	3,954,914
	Bonava AB, Class B	32,578	348,440
	Bravida Holding AB	47,068	728,260
	Bufab AB	15,696	607,435
	Bulten AB	6,216	66,332
	Byggmax Group AB	37,565	317,697
	Castellum AB	18,860	528,214
	Catella AB	15,449	53,313
	Catena AB	4,684	280,874
*	Cavotec SA	5,047	15,519
	Cellavision AB	2,324	122,422

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Clas Ohlson AB, Class B	20,401	$209,262
	Cloetta AB, Class B	88,213	286,289
*	Collector AB	5,084	21,196
	Coor Service Management Holding AB	15,701	144,554
	Corem Property Group AB, Class B	52,371	133,020
	Dios Fastigheter AB	14,899	169,102
	Dometic Group AB	146,048	2,478,927
*	Doro AB	9,675	66,658
*	Duni AB	11,410	150,112
	Dustin Group AB	29,000	336,572
	Eastnine AB	8,283	143,019
	Elanders AB, Class B	4,166	82,174
	Electrolux AB, Class B	47,871	1,257,253
*	Electrolux Professional AB, Class B	44,147	328,160
	Elekta AB, Class B	34,531	503,997
*	Eltel AB	18,432	49,253
*	Enea AB	4,344	119,832
#	Eolus Vind AB, Class B	1,116	25,326
	Epiroc AB, Class A	40,318	939,193
	Epiroc AB, Class B	38,078	765,043
	Essity AB, Class A	3,631	118,395
	Essity AB, Class B	78,603	2,571,711
	Evolution Gaming Group AB	4,905	853,471
	eWork Group AB	3,724	44,376
	Fabege AB	19,571	338,915
	Fagerhult AB	15,646	144,027
#*	Fastighets AB Balder, Class B	5,700	393,348
	FastPartner AB, Class A	10,334	140,100
	Ferronordic AB	3,230	86,895
#*	Fingerprint Cards AB, Class B	15,173	54,081
	FormPipe Software AB	2,352	9,674
	G5 Entertainment AB	2,331	121,828
	Getinge AB, Class B	31,349	1,362,334
	GHP Specialty Care AB	14,434	49,713
	Granges AB	60,682	802,034
#*	H & M Hennes & Mauritz AB, Class B	71,334	1,491,360
*	Haldex AB	20,108	123,642
	Hexagon AB, Class B	68,309	1,130,760
	Hexatronic Group AB	3,990	81,148
	Hexpol AB	63,206	860,546
	HMS Networks AB	3,137	147,273
#*	Hoist Finance AB	40,260	155,848
	Holmen AB, Class B	19,680	1,035,997
	Hufvudstaden AB, Class A	11,429	208,905
*	Humana AB	17,475	133,943
	Husqvarna AB, Class A	14,304	200,742
	Husqvarna AB, Class B	130,453	1,825,511
	ICA Gruppen AB	8,441	417,282
	Indutrade AB	68,958	2,249,297
	Instalco AB	4,449	239,585
#*	International Petroleum Corp.	33,561	162,749
#	Intrum AB	28,236	874,897
	Inwido AB	46,993	870,870
*	ITAB Shop Concept AB	3,537	7,334
	JM AB	31,451	1,109,828
	Kindred Group P.L.C.	67,551	1,105,710
	KNOW IT AB	17,201	603,250
	Kungsleden AB	34,306	463,168
	Lagercrantz Group AB, Class B	61,467	840,464

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	LeoVegas AB	39,568	$170,226
	Lifco AB, Class B	21,080	618,274
	Lime Technologies AB	2,116	98,083
	Lindab International AB	34,213	998,513
	Loomis AB, Class B	45,762	1,534,400
	Lundin Energy AB	20,983	654,132
	Medicover AB, Class B	4,222	122,627
*	Mekonomen AB	24,757	395,977
*	Millicom International Cellular SA	59,575	2,377,427
	MIPS AB	6,464	682,604
*	Modern Times Group MTG AB, Class B	16,240	230,713
	Momentum Group AB, Class B	10,464	233,016
	Munters Group AB	13,973	128,075
	Mycronic AB	28,590	839,653
	NCC AB, Class B	11,580	205,771
*	Nederman Holding AB	1,650	40,589
*	Nelly Group AB	4,321	17,111
*	Net Insight AB, Class B	64,475	26,640
*	New Wave Group AB, Class B	19,517	312,719
	Nibe Industrier AB, Class B	19,196	229,391
	Nobia AB	69,989	573,681
	Nobina AB	66,772	615,692
	Nolato AB, Class B	151,020	1,676,349
*	Nordic Entertainment Group AB, Class B	15,051	803,738
	Nordic Waterproofing Holding AB	1,791	43,147
	OEM International AB, Class B	8,658	139,304
	Peab AB, Class B	109,830	1,280,786
	Platzer Fastigheter Holding AB, Class B	5,668	105,891
	Pricer AB, Class B	52,318	190,107
	Proact IT Group AB	17,259	161,614
*	Qliro AB	4,321	17,984
	Ratos AB, Class B	97,977	694,498
*	RaySearch Laboratories AB	7,166	70,503
	Resurs Holding AB	29,603	142,784
*	Rottneros AB	45,215	53,191
	Saab AB, Class B	17,577	533,336
	Sagax AB, Class B	15,230	534,413
	Samhallsbyggnadsbolaget i Norden AB	217,396	1,089,137
	Sandvik AB	84,752	2,210,018
#*	SAS AB	751,060	182,971
	Scandi Standard AB	31,872	211,801
#*	Scandic Hotels Group AB	29,877	121,707
	Sectra AB, Class B	4,628	368,787
	Securitas AB, Class B	92,456	1,630,316
	Semcon AB	7,689	115,721
*	Sensys Gatso Group AB	132,179	16,331
*	Sinch AB	5,100	102,845
	Skandinaviska Enskilda Banken AB, Class A	119,911	1,621,789
	Skandinaviska Enskilda Banken AB, Class C	1,689	22,868
	Skanska AB, Class B	71,801	2,026,917
	SKF AB, Class A	3,415	90,846
	SKF AB, Class B	90,756	2,414,713
*	SkiStar AB	14,478	270,528
*	SSAB AB, Class A	13,020	74,615
*	SSAB AB, Class A	96,409	550,570
*	SSAB AB, Class B	73,712	376,969
*	SSAB AB, Class B	153,348	783,890
*	Stendorren Fastigheter AB	1,814	53,794
	Svenska Cellulosa AB SCA, Class A	5,089	95,877

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Svenska Cellulosa AB SCA, Class B	106,759	$1,985,732
	Svenska Handelsbanken AB, Class A	103,526	1,166,666
	Svenska Handelsbanken AB, Class B	2,965	35,628
	Sweco AB, Class B	58,149	929,856
#	Swedbank AB, Class A	61,415	1,195,972
	Swedish Match AB	94,880	849,647
*	Swedish Orphan Biovitrum AB	8,103	158,359
*	Systemair AB	3,635	143,320
	Tele2 AB, Class B	65,464	961,597
	Telefonaktiebolaget LM Ericsson, Class A	6,342	73,838
	Telefonaktiebolaget LM Ericsson, Class B	339,423	3,914,964
	Telia Co. AB	406,271	1,782,029
	Tethys Oil AB	7,070	47,046
	Thule Group AB	20,922	1,056,329
	Trelleborg AB, Class B	67,495	1,668,451
	Troax Group AB	15,479	560,356
	Vitec Software Group AB, Class B	3,723	184,842
	Vitrolife AB	5,537	315,528
	Volvo AB, Class A	42,804	1,040,754
	Volvo AB, Class B	279,915	6,600,888
	Wallenstam AB, Class B	19,704	330,868
	Wihlborgs Fastigheter AB	24,046	560,239
TOTAL SWEDEN			117,217,871
SWITZERLAND — (4.8%)
	ABB, Ltd.	94,154	3,442,115
	Adecco Group AG	61,319	3,672,159
#	Alcon, Inc.	61,149	4,451,647
	Alcon, Inc.	2,807	204,347
	Allreal Holding AG	5,345	1,105,364
	ALSO Holding AG	2,933	902,418
*	APG SGA SA	506	124,274
	Arbonia AG	21,255	403,544
*	Aryzta AG	398,122	529,964
*	Ascom Holding AG	12,384	212,385
*	Autoneum Holding AG	1,848	354,847
	Bachem Holding AG, Class B	484	320,458
	Baloise Holding AG	15,701	2,475,584
	Banque Cantonale de Geneve	541	99,728
	Banque Cantonale Vaudoise	11,000	981,991
	Barry Callebaut AG	762	1,931,709
	Belimo Holding AG	900	464,824
	Bell Food Group AG	1,013	311,638
	Bellevue Group AG	4,979	234,163
	Berner Kantonalbank AG	1,620	371,064
	BKW AG	5,641	621,404
*	Bobst Group SA	4,280	367,563
	Bossard Holding AG, Class A	4,372	1,416,193
	Bucher Industries AG	4,147	2,307,883
	Burckhardt Compression Holding AG	1,121	439,822
	Burkhalter Holding AG	2,071	146,085
	Bystronic AG	538	740,276
	Calida Holding AG	2,049	97,232
	Carlo Gavazzi Holding AG	107	30,769
	Cembra Money Bank AG	11,813	1,227,192
	Chocoladefabriken Lindt & Spruengli AG	11	1,274,216
	Cicor Technologies, Ltd.	869	61,198
	Cie Financiere Richemont SA	35,995	4,606,251
	Cie Financiere Tradition SA	869	110,304

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Clariant AG	55,055	$1,145,336
	Coltene Holding AG	1,624	216,858
*	COSMO Pharmaceuticals NV	144	13,512
	Credit Suisse Group AG	168,897	1,695,607
	Credit Suisse Group AG, Sponsored ADR	94,326	947,980
	Daetwyler Holding AG	1,680	609,895
	DKSH Holding AG	15,966	1,349,710
	dormakaba Holding AG	1,029	711,835
*	Dottikon Es Holding AG	160	51,219
#*	Dufry AG	25,510	1,349,677
*	EDAG Engineering Group AG	5,318	70,643
	EFG International AG	35,248	286,353
	Emmi AG	688	757,568
	EMS-Chemie Holding AG	937	1,038,720
	Energiedienst Holding AG	1,995	84,688
#*	Evolva Holding SA	73,727	14,806
*	Feintool International Holding AG	1,240	88,407
	Fenix Outdoor International AG	789	116,865
*	Flughafen Zurich AG	9,780	1,571,522
	Forbo Holding AG	716	1,532,490
	Galenica AG	8,622	654,522
*	GAM Holding AG	79,101	171,126
	Geberit AG	4,504	3,698,134
	Georg Fischer AG	2,475	4,005,685
	Givaudan SA	313	1,562,259
	Gurit Holding AG	232	524,967
	Helvetia Holding AG	15,662	1,703,463
*	HOCHDORF Holding AG	415	24,702
	Holcim, Ltd.	63,009	3,693,660
	Holcim, Ltd.	23,757	1,389,689
	Huber & Suhner AG	7,280	619,148
	Hypothekarbank Lenzburg AG	9	42,691
*	Implenia AG	6,013	159,635
*	Ina Invest Holding AG	1,203	24,577
	Inficon Holding AG	575	692,732
	Interroll Holding AG	272	1,243,346
	Intershop Holding AG	288	198,639
	Investis Holding SA	125	14,195
*	IWG P.L.C.	408,857	1,781,300
	Julius Baer Group, Ltd.	74,530	4,919,126
*	Jungfraubahn Holding AG	462	73,852
	Kardex Holding AG	3,331	895,899
*	Komax Holding AG	1,888	554,713
	Kudelski SA	18,111	81,920
	Kuehne + Nagel International AG	6,094	2,055,707
	Landis+Gyr Group AG	6,569	519,922
*	Lastminute.com NV	2,606	110,591
	LEM Holding SA	165	412,443
	Liechtensteinische Landesbank AG	4,977	293,739
	Logitech International SA	13,969	1,523,319
	Lonza Group AG	2,827	2,201,174
	Luzerner Kantonalbank AG	1,408	651,696
*	Medartis Holding AG	115	13,761
*	Meier Tobler Group AG	1,992	41,550
	Metall Zug AG	82	199,176
*	Mikron Holding AG	2,431	18,241
	Mobilezone Holding AG	19,209	231,108
	Mobimo Holding AG	2,733	937,597
	Nestle SA	291,193	36,873,669

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Novartis AG, Sponsored ADR	88,138	$8,143,070
	Novartis AG	16,181	1,496,393
	OC Oerlikon Corp. AG	102,197	1,156,819
*	Orascom Development Holding AG	6,054	78,843
	Orell Fuessli AG	152	16,681
	Orior AG	2,835	267,543
	Partners Group Holding AG	2,807	4,795,377
	Peach Property Group AG	285	17,740
	Phoenix Mecano AG	223	114,272
	Plazza AG, Class A	244	89,680
	PSP Swiss Property AG	9,092	1,230,402
*	Rieter Holding AG	1,653	388,705
	Roche Holding AG	2,558	1,097,959
	Roche Holding AG	51,641	19,949,542
	Romande Energie Holding SA	69	101,593
	Schaffner Holding AG	216	68,853
	Schindler Holding AG	3,003	935,740
	Schweiter Technologies AG	471	737,310
	SFS Group AG	8,928	1,331,112
	SGS SA	650	2,103,838
	Siegfried Holding AG	1,822	1,843,648
*	Siemens Energy AG	36,004	979,483
	SIG Combibloc Group AG	20,563	606,727
	Sika AG	15,450	5,442,578
	Sonova Holding AG	5,995	2,353,846
	St Galler Kantonalbank AG	1,037	482,254
	Straumann Holding AG	658	1,219,944
	Sulzer AG	8,150	1,195,919
	Swatch Group AG (The)	5,978	1,994,158
	Swatch Group AG (The)	12,910	838,424
	Swiss Life Holding AG	8,113	4,184,708
	Swiss Prime Site AG	27,761	2,956,071
	Swiss Re AG	37,651	3,413,459
*	Swiss Steel Holding AG	261,907	129,871
	Swisscom AG	7,512	4,514,725
	Swissquote Group Holding SA	4,844	769,172
	Temenos AG	17,328	2,752,526
	Thurgauer Kantonalbank	112	12,981
#*	Tornos Holding AG	3,658	22,619
*	TX Group AG	1,266	126,474
*	u-blox Holding AG	3,189	251,606
#*	UBS Group AG	261,000	4,301,280
	Valiant Holding AG	6,995	727,491
*	Valora Holding AG	2,203	498,734
	VAT Group AG	3,244	1,273,448
	Vaudoise Assurances Holding SA	445	225,837
	Vetropack Holding AG	5,350	353,586
	Vifor Pharma AG	11,827	1,654,027
*	Von Roll Holding AG	14,867	14,768
	Vontobel Holding AG	12,679	1,117,942
	VP Bank AG, Class A	1,623	193,091
	VZ Holding AG	3,380	304,590
*	V-ZUG Holding AG	820	125,167
	Warteck Invest AG	24	65,163
	Ypsomed Holding AG	521	82,823
	Zehnder Group AG	5,117	543,550
	Zug Estates Holding AG, Class B	68	145,999
	Zuger Kantonalbank AG	34	262,160

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Zurich Insurance Group AG	9,375	$3,779,763
TOTAL SWITZERLAND			220,390,059
TAIWAN — (5.6%)
#*	Ability Opto-Electronics Technology Co., Ltd.	35,700	100,039
#	AcBel Polytech, Inc.	154,540	149,497
#	Accton Technology Corp.	98,929	1,158,134
#	Acer, Inc.	881,521	860,553
	ACES Electronic Co., Ltd.	43,000	85,143
*	Acme Electronics Corp.	19,000	13,674
*	Acon Holding, Inc.	73,000	24,136
	Acter Group Corp., Ltd.	26,350	178,318
	A-DATA Technology Co., Ltd.	71,503	280,046
	Addcn Technology Co., Ltd.	9,000	79,263
	Advanced Ceramic X Corp.	9,000	150,058
#	Advanced International Multitech Co., Ltd.	64,000	172,578
*	Advanced Lithium Electrochemistry Cayman Co., Ltd.	8,202	7,197
*	Advanced Optoelectronic Technology, Inc.	31,000	34,067
	Advancetek Enterprise Co., Ltd.	87,532	58,406
	Advantech Co., Ltd.	38,039	496,488
	Aerospace Industrial Development Corp.	227,000	242,102
	Airtac International Group	13,773	445,081
	Allied Circuit Co., Ltd.	10,000	43,499
	Allis Electric Co., Ltd.	50,297	47,832
	Alltek Technology Corp.	32,642	35,810
	Alltop Technology Co., Ltd.	12,001	83,676
	Alpha Networks, Inc.	64,000	64,598
	Amazing Microelectronic Corp.	21,055	112,639
*	Ambassador Hotel (The)	110,000	111,096
	Ampire Co., Ltd.	13,000	11,339
	Ample Electronic Technology Co., Ltd.	5,000	23,619
	AMPOC Far-East Co., Ltd.	24,000	33,440
	Anpec Electronics Corp.	31,781	204,352
	AP Memory Technology Corp.	2,000	52,686
#	Apacer Technology, Inc.	40,501	67,878
	APAQ Technology Co., Ltd.	26,319	55,829
	APCB, Inc.	62,000	47,970
	Apex Biotechnology Corp.	31,226	26,749
	Apex International Co., Ltd.	58,252	120,607
#	Apex Medical Corp.	20,000	23,400
	Apex Science & Engineering	75,920	32,657
	Apogee Optocom Co., Ltd.	5,000	12,587
	Arcadyan Technology Corp.	42,566	148,703
#	Ardentec Corp.	293,120	622,643
#	Argosy Research, Inc.	28,025	105,469
	ASE Technology Holding Co., Ltd.	439,796	1,935,252
	ASE Technology Holding Co., Ltd. , ADR	80,709	715,887
#	Asia Cement Corp.	431,029	800,113
	Asia Electronic Material Co., Ltd.	17,000	15,612
	Asia Optical Co., Inc.	74,000	227,901
*	Asia Pacific Telecom Co., Ltd.	617,588	177,809
	Asia Tech Image, Inc.	13,000	25,883
	Asia Vital Components Co., Ltd.	124,053	335,274
	ASMedia Technology, Inc.	3,364	236,767
	ASPEED Technology, Inc.	6,000	483,231
	ASROCK, Inc.	14,000	84,676
#	Asustek Computer, Inc.	99,502	1,251,002
	Aten International Co., Ltd.	24,000	71,677
#	AU Optronics Corp.	3,024,980	2,242,228

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Audix Corp.	47,200	$92,314
#	AURAS Technology Co., Ltd.	38,000	243,202
	Aurora Corp.	14,100	47,313
	Avalue Technology, Inc.	16,000	31,205
	AVY Precision Technology, Inc.	53,378	50,883
	Axiomtek Co., Ltd.	18,000	35,492
*	Azurewave Technologies, Inc.	41,000	33,093
	Bank of Kaohsiung Co., Ltd.	299,008	120,994
	BenQ Materials Corp.	41,000	60,540
	BES Engineering Corp.	690,000	215,403
	Bin Chuan Enterprise Co., Ltd.	66,000	67,218
	Bionime Corp.	7,000	17,353
	Bioteque Corp.	16,000	62,401
	Bizlink Holding, Inc.	49,038	452,744
	Bora Pharmaceuticals Co., Ltd.	4,000	39,700
	Brave C&H Supply Co., Ltd.	15,000	68,330
	Bright Led Electronics Corp.	47,000	51,055
#*	Brighton-Best International Taiwan, Inc.	114,423	165,549
	Browave Corp.	13,000	20,509
#	C Sun Manufacturing, Ltd.	79,000	165,624
	Capital Futures Corp.	34,509	49,099
	Capital Securities Corp.	934,600	536,167
#	Career Technology MFG. Co., Ltd.	137,715	144,828
	Cathay Financial Holding Co., Ltd.	1,045,255	2,034,392
	Cathay Real Estate Development Co., Ltd.	327,300	244,784
	Cayman Engley Industrial Co., Ltd.	15,327	47,397
	Celxpert Energy Corp.	8,000	13,542
	Center Laboratories, Inc.	77,000	193,535
#	Central Reinsurance Co., Ltd.	67,788	73,060
	Century Iron & Steel Industrial Co., Ltd.	27,000	117,842
	Chailease Holding Co., Ltd.	338,713	2,810,853
*	Chain Chon Industrial Co., Ltd.	27,000	25,207
	ChainQui Construction Development Co., Ltd.	22,990	17,377
*	Champion Building Materials Co., Ltd.	74,526	31,966
	Chang Hwa Commercial Bank, Ltd.	1,450,721	859,715
	Chang Wah Electromaterials, Inc.	159,130	214,478
#	Channel Well Technology Co., Ltd.	85,000	162,446
	Charoen Pokphand Enterprise	80,920	227,455
	CHC Healthcare Group	50,000	62,534
	CHC Resources Corp.	45,900	77,333
	Chen Full International Co., Ltd.	48,000	67,363
	Chenbro Micom Co., Ltd.	33,000	88,202
#	Cheng Loong Corp.	283,360	427,670
*	Cheng Mei Materials Technology Corp.	228,100	107,144
	Cheng Shin Rubber Industry Co., Ltd.	504,341	779,464
	Cheng Uei Precision Industry Co., Ltd.	183,051	265,217
	Chenming Electronic Technology Corp.	38,000	18,433
	Chian Hsing Forging Industrial Co., Ltd.	21,000	32,632
	Chicony Electronics Co., Ltd.	229,400	661,796
#	Chicony Power Technology Co., Ltd.	68,807	170,980
	Chief Telecom, Inc.	5,000	53,521
	Chieftek Precision Co., Ltd.	29,700	107,134
	Chilisin Electronics Corp.	77,024	296,423
*	China Airlines, Ltd.	2,166,019	1,338,473
	China Bills Finance Corp.	384,000	232,881
	China Chemical & Pharmaceutical Co., Ltd.	122,000	102,834
	China Development Financial Holding Corp.	3,562,412	1,800,704
	China Ecotek Corp.	11,000	16,041
#	China General Plastics Corp.	194,389	276,533

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	China Metal Products	104,290	$123,894
	China Steel Chemical Corp.	31,000	123,246
	China Steel Corp.	1,142,881	1,490,510
	China Steel Structure Co., Ltd.	24,000	37,514
#	China Wire & Cable Co., Ltd.	34,160	35,303
#	Chinese Maritime Transport, Ltd.	31,570	66,987
	Ching Feng Home Fashions Co., Ltd.	78,000	63,443
#	Chin-Poon Industrial Co., Ltd.	144,126	166,632
	Chipbond Technology Corp.	276,000	741,745
	ChipMOS Techinologies, Inc.	160,096	306,813
	ChipMOS Technologies, Inc., ADR	4,591	176,436
	Chlitina Holding, Ltd.	27,000	198,037
#	Chong Hong Construction Co., Ltd.	84,941	243,843
	Chroma ATE, Inc.	47,560	335,028
	Chun YU Works & Co., Ltd.	18,000	21,402
#	Chun Yuan Steel Industry Co., Ltd.	160,570	165,272
	Chung Hsin Electric & Machinery Manufacturing Corp.	199,000	360,556
*	Chung Hung Steel Corp.	505,212	887,812
	Chung Hwa Food Industrial Co., Ltd.	6,000	29,522
*	Chung Hwa Pulp Corp.	191,629	175,334
	Chunghwa Precision Test Tech Co., Ltd.	6,000	143,753
	Chunghwa Telecom Co., Ltd.	112,727	465,164
	Cleanaway Co., Ltd.	40,000	240,414
	CoAsia Electronics Corp.	66,395	35,572
	Compal Electronics, Inc.	1,343,747	1,039,425
#	Compeq Manufacturing Co., Ltd.	702,000	1,078,462
	Compucase Enterprise	17,000	25,959
#	Concord Securities Co., Ltd.	197,685	114,059
	Concraft Holding Co., Ltd.	31,241	79,501
	Continental Holdings Corp.	192,200	164,773
	Contrel Technology Co., Ltd.	44,000	32,797
	Coremax Corp.	18,296	70,753
#	Co-Tech Development Corp.	101,253	287,386
*	Crowell Development Corp.	15,000	11,608
*	CSBC Corp. Taiwan	58,616	50,570
	CTBC Financial Holding Co., Ltd.	2,476,655	2,028,139
	CTCI Corp.	168,444	230,637
	Cub Elecparts, Inc.	16,788	106,022
	CviLux Corp.	26,600	44,471
	CyberPower Systems, Inc.	11,000	31,575
	CyberTAN Technology, Inc.	152,424	106,543
	Cypress Technology Co., Ltd.	19,161	34,633
	DA CIN Construction Co., Ltd.	95,000	102,030
	Dadi Early-Childhood Education Group, Ltd.	9,368	61,571
#	Da-Li Development Co., Ltd.	56,502	63,018
#	Darfon Electronics Corp.	104,000	175,403
*	Darwin Precisions Corp.	178,000	85,030
	Daxin Materials Corp.	31,100	99,915
	De Licacy Industrial Co., Ltd.	68,662	43,659
	Delpha Construction Co., Ltd.	90,244	45,350
	Delta Electronics, Inc.	57,699	594,527
	Depo Auto Parts Ind Co., Ltd.	58,000	127,044
	Dimerco Express Corp.	47,000	171,052
#	D-Link Corp.	270,976	188,256
	Donpon Precision, Inc.	17,000	7,906
	Dyaco International, Inc.	31,000	91,651
*	Dynamic Electronics Co., Ltd.	129,934	102,758
#	Dynapack International Technology Corp.	65,000	236,570
#	E & R Engineering Corp.	11,000	27,291

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	E Ink Holdings, Inc.	171,000	$494,494
	E.Sun Financial Holding Co., Ltd.	1,893,357	1,795,742
	Eastern Media International Corp.	126,064	209,341
#	Eclat Textile Co., Ltd.	36,143	789,109
	ECOVE Environment Corp.	10,000	84,814
*	Edimax Technology Co., Ltd.	52,313	20,750
	Edom Technology Co., Ltd.	54,162	71,483
	eGalax_eMPIA Technology, Inc.	23,861	97,011
#	Egis Technology, Inc.	39,000	211,924
#	Elan Microelectronics Corp.	92,600	601,745
	E-LIFE MALL Corp.	34,000	100,901
	Elite Advanced Laser Corp.	35,723	78,237
	Elite Material Co., Ltd.	160,162	1,295,195
	Elite Semiconductor Microelectronics Technology, Inc.	71,000	461,868
*	Elitegroup Computer Systems Co., Ltd.	157,087	121,745
	eMemory Technology, Inc.	19,000	893,652
	Ennoconn Corp.	20,109	161,643
*	Ennostar, Inc.	259,933	765,104
	EnTie Commercial Bank Co., Ltd.	206,000	122,416
	Eson Precision Ind. Co., Ltd.	35,000	83,749
	Eternal Materials Co., Ltd.	261,993	364,001
#*	Etron Technology, Inc.	65,671	116,376
	Eurocharm Holdings Co., Ltd.	17,000	94,098
	Eva Airways Corp.	1,667,132	1,089,262
*	Everest Textile Co., Ltd.	122,374	51,744
	Evergreen International Storage & Transport Corp.	262,000	302,567
*	Evergreen Marine Corp. Taiwan, Ltd.	809,722	3,851,059
#	Everlight Chemical Industrial Corp.	199,155	139,140
#	Everlight Electronics Co., Ltd.	210,225	472,585
#*	Everspring Industry Co., Ltd.	35,000	33,631
	Excelliance Mos Corp.	5,000	43,454
	Excelsior Medical Co., Ltd.	49,684	99,515
	EZconn Corp.	12,600	15,304
	Far Eastern Department Stores, Ltd.	496,249	404,970
	Far Eastern International Bank	1,210,380	465,831
	Far Eastern New Century Corp.	571,625	605,762
	Far EasTone Telecommunications Co., Ltd.	327,000	708,717
	Faraday Technology Corp.	62,637	253,571
	Farcent Enterprise Co., Ltd.	5,000	12,442
	Farglory F T Z Investment Holding Co., Ltd.	14,000	18,623
	Farglory Land Development Co., Ltd.	179,575	359,922
#*	Federal Corp.	203,567	209,595
	Feedback Technology Corp.	10,000	21,273
	Feng Hsin Steel Co., Ltd.	201,000	586,717
	Feng TAY Enterprise Co., Ltd.	63,297	523,701
	First Financial Holding Co., Ltd.	1,647,687	1,341,230
	First Hi-Tec Enterprise Co., Ltd.	21,000	53,778
	First Insurance Co., Ltd. (The)	58,000	27,072
	First Steamship Co., Ltd.	247,553	150,719
*	FIT Holding Co., Ltd.	54,000	69,737
	Fitipower Integrated Technology, Inc.	4,000	40,384
	Fittech Co., Ltd.	8,000	59,840
	FLEXium Interconnect, Inc.	129,515	604,701
	Flytech Technology Co., Ltd.	33,312	78,615
	FOCI Fiber Optic Communications, Inc.	14,000	13,253
	Forest Water Environment Engineering Co., Ltd.	11,349	16,203
	Formosa Advanced Technologies Co., Ltd.	69,000	102,300
	Formosa Chemicals & Fibre Corp.	188,821	556,019
	Formosa International Hotels Corp.	21,246	114,760

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Formosa Laboratories, Inc.	41,108	$100,434
	Formosa Petrochemical Corp.	19,000	66,203
	Formosa Plastics Corp.	252,000	901,420
	Formosa Sumco Technology Corp.	8,000	54,008
	Formosan Union Chemical	135,304	100,964
	Fortune Electric Co., Ltd.	22,000	34,215
	Founding Construction & Development Co., Ltd.	62,208	37,870
	Foxsemicon Integrated Technology, Inc.	25,845	216,716
#	Froch Enterprise Co., Ltd.	89,000	139,560
	Fubon Financial Holding Co., Ltd.	942,019	2,532,297
	Fulgent Sun International Holding Co., Ltd.	32,129	106,798
#*	Fulltech Fiber Glass Corp.	165,604	116,199
	Fusheng Precision Co., Ltd.	44,000	341,067
	Fwusow Industry Co., Ltd.	70,321	56,403
	Gamania Digital Entertainment Co., Ltd.	54,000	123,275
	GCS Holdings, Inc.	24,000	41,369
	GEM Services, Inc.	24,200	103,418
	Gemtek Technology Corp.	153,348	180,558
	General Interface Solution Holding, Ltd.	96,000	401,857
	General Plastic Industrial Co., Ltd.	19,114	17,029
*	GeneReach Biotechnology Corp.	6,000	26,325
	Genesys Logic, Inc.	11,000	52,494
	Genius Electronic Optical Co., Ltd.	49,646	925,698
	Genmont Biotech, Inc.	23,000	19,923
	Genovate Biotechnology Co., Ltd.	18,000	16,386
	GeoVision, Inc.	9,000	12,526
	Getac Technology Corp.	167,000	335,936
	Giant Manufacturing Co., Ltd.	126,760	1,459,829
	Giantplus Technology Co., Ltd.	117,000	55,734
#	Gigabyte Technology Co., Ltd.	64,000	229,951
*	Gigastorage Corp.	123,744	116,746
	Ginko International Co., Ltd.	18,900	153,172
#	Global Brands Manufacture, Ltd.	122,000	155,504
	Global Lighting Technologies, Inc.	8,000	25,921
	Global Unichip Corp.	32,000	474,232
#	Globalwafers Co., Ltd.	33,000	1,002,644
	Globe Union Industrial Corp.	129,075	79,729
#	Gloria Material Technology Corp.	194,636	189,956
	GMI Technology, Inc.	16,000	13,333
#*	Gold Circuit Electronics, Ltd.	126,000	323,793
	Golden Friends Corp.	12,000	25,367
#	Goldsun Building Materials Co., Ltd.	479,788	390,154
#	Gourmet Master Co., Ltd.	46,026	242,177
	Grand Ocean Retail Group, Ltd.	40,000	29,607
	Grand Plastic Technology Corp.	4,000	58,292
	GrandTech CG Systems, Inc.	26,250	46,353
	Grape King Bio, Ltd.	46,000	280,557
	Great China Metal Industry	57,000	57,955
	Great Taipei Gas Co., Ltd.	54,000	64,433
	Great Tree Pharmacy Co., Ltd.	10,000	85,533
	Great Wall Enterprise Co., Ltd.	254,568	547,679
	Greatek Electronics, Inc.	185,000	631,962
	GTM Holdings Corp.	59,350	53,230
#	HannsTouch Solution, Inc.	289,941	140,122
*	Harvatek Corp.	58,239	60,502
	Heran Co., Ltd.	17,000	69,471
	Hey Song Corp.	129,500	166,331
#	Highwealth Construction Corp.	185,825	326,388
	HIM International Music, Inc.	12,800	41,577

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Hiroca Holdings, Ltd.	21,795	$52,009
	Hitron Technology, Inc.	28,000	20,333
	Hiwin Technologies Corp.	55,515	638,753
*	Ho Tung Chemical Corp.	418,118	168,443
	Hocheng Corp.	66,000	27,318
	Holiday Entertainment Co., Ltd.	21,000	48,332
	Holtek Semiconductor, Inc.	39,000	188,555
	Holy Stone Enterprise Co., Ltd.	64,000	287,099
	Hon Hai Precision Industry Co., Ltd.	709,177	2,802,470
	Hon Hai Precision Industry Co., Ltd., GDR	25,924	206,345
	Hon Hai Precision Industry Co., Ltd., GDR	7,429	58,849
	Hong Pu Real Estate Development Co., Ltd.	111,695	86,913
#	Horizon Securities Co., Ltd.	142,000	114,333
#	Hota Industrial Manufacturing Co., Ltd.	49,439	172,845
	Hotai Finance Co., Ltd.	23,000	70,842
	Hotai Motor Co., Ltd.	38,000	804,406
#	Hotron Precision Electronic Industrial Co., Ltd.	32,092	85,424
	Hsing TA Cement Co.	47,000	42,739
	Hu Lane Associate, Inc.	34,266	166,566
	Hua Nan Financial Holdings Co., Ltd.	1,161,352	802,470
	Huaku Development Co., Ltd.	69,540	211,436
	Huang Hsiang Construction Corp.	58,000	89,680
	Hung Ching Development & Construction Co., Ltd.	60,000	56,185
	Hung Sheng Construction, Ltd.	200,608	149,696
	Huxen Corp.	9,000	17,549
*	Hwa Fong Rubber Industrial Co., Ltd.	50,687	33,024
	Hycon Technology Corp.	4,000	24,948
	Ibase Technology, Inc.	47,353	66,600
#	IBF Financial Holdings Co., Ltd.	1,181,978	695,937
	Ichia Technologies, Inc.	139,000	93,996
*	I-Chiun Precision Industry Co., Ltd.	61,000	123,883
	Innodisk Corp.	39,598	340,721
#	Innolux Corp.	2,164,685	1,452,838
	Inpaq Technology Co., Ltd.	11,000	26,481
	Insyde Software Corp.	14,000	50,177
	Intai Technology Corp.	14,400	44,246
	Integrated Service Technology, Inc.	24,656	44,796
	IntelliEPI, Inc.	5,000	10,165
	International CSRC Investment Holdings Co.	327,287	314,462
	International Games System Co., Ltd.	19,000	592,914
	Inventec Corp.	823,945	692,303
	Iron Force Industrial Co., Ltd.	13,000	33,769
	I-Sheng Electric Wire & Cable Co., Ltd.	32,000	51,792
	ITE Technology, Inc.	48,000	217,702
#	ITEQ Corp.	166,019	816,957
	Jarllytec Co., Ltd.	26,000	64,438
	Jentech Precision Industrial Co., Ltd.	9,000	105,896
	Jess-Link Products Co., Ltd.	8,000	10,455
	Jia Wei Lifestyle, Inc.	24,000	70,526
	Jourdeness Group, Ltd.	22,000	60,035
	K Laser Technology, Inc.	37,000	29,474
	Kaori Heat Treatment Co., Ltd.	12,147	21,223
	Kaulin Manufacturing Co., Ltd.	34,000	18,486
	KEE TAI Properties Co., Ltd.	186,790	70,898
	Kenda Rubber Industrial Co., Ltd.	169,338	230,858
	Kenmec Mechanical Engineering Co., Ltd.	68,000	65,574
	Kerry TJ Logistics Co., Ltd.	61,000	120,037
#	Key Ware Electronics Co., Ltd.	51,137	35,596
	Keystone Microtech Corp.	6,000	74,743

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Kindom Development Co., Ltd.	162,000	$249,889
	King Chou Marine Technology Co., Ltd.	39,220	52,858
	King Slide Works Co., Ltd.	9,000	119,962
	King Yuan Electronics Co., Ltd.	805,545	1,342,868
	King's Town Bank Co., Ltd.	340,000	491,571
*	King's Town Construction Co., Ltd.	50,000	63,577
	Kinik Co.	51,000	118,040
*	Kinko Optical Co., Ltd.	37,000	45,008
#	Kinpo Electronics	589,000	270,677
	Kinsus Interconnect Technology Corp.	111,000	735,057
	KMC Kuei Meng International, Inc.	21,581	186,084
	Ko Ja Cayman Co., Ltd.	5,000	17,227
	KS Terminals, Inc.	32,162	103,927
	Kung Long Batteries Industrial Co., Ltd.	31,000	173,650
*	Kung Sing Engineering Corp.	148,853	51,810
	Kuo Toong International Co., Ltd.	79,917	69,842
	Kuo Yang Construction Co., Ltd.	113,000	119,253
	Kwong Fong Industries Corp.	48,915	17,753
	Kwong Lung Enterprise Co., Ltd.	19,000	29,818
	L&K Engineering Co., Ltd.	74,000	82,743
	La Kaffa International Co., Ltd.	5,000	19,912
	Land Mark Optoelectronics Corp.	12,000	101,894
	Lanner Electronics, Inc.	29,793	62,624
#	Largan Precision Co., Ltd.	12,000	1,262,776
	Laser Tek Taiwan Co., Ltd.	20,000	24,091
*	Laster Tech Corp., Ltd.	19,711	35,444
*	Leadtek Research, Inc.	10,000	21,903
*	Lealea Enterprise Co., Ltd.	308,933	130,641
	Ledlink Optics, Inc.	18,900	20,846
#	LEE CHI Enterprises Co., Ltd.	96,000	109,673
	Lelon Electronics Corp.	42,634	110,450
	Lemtech Holdings Co., Ltd.	26,396	181,275
*	Leofoo Development Co., Ltd.	40,104	25,979
	Li Cheng Enterprise Co., Ltd.	64,494	51,644
*	Li Peng Enterprise Co., Ltd.	246,366	100,498
#	Lian HWA Food Corp.	44,184	118,781
	Lifestyle Global Enterprise, Inc.	6,000	10,089
#*	Lingsen Precision Industries, Ltd.	179,000	171,827
	Lite-On Technology Corp.	791,164	1,818,437
	Long Da Construction & Development Corp.	41,000	32,616
#	Longchen Paper & Packaging Co., Ltd.	262,620	266,499
#	Longwell Co.	41,000	102,132
	Lotes Co., Ltd.	33,653	689,256
	Lotus Pharmaceutical Co., Ltd.	24,000	125,879
	Lu Hai Holding Corp.	7,274	12,925
	Lumax International Corp., Ltd.	40,034	98,278
	Lung Yen Life Service Corp.	48,000	83,169
*	LuxNet Corp.	28,976	19,849
	M31 Technology Corp.	2,000	28,250
	Macauto Industrial Co., Ltd.	25,000	87,199
	Machvision, Inc.	12,358	115,331
	Macroblock, Inc.	8,000	44,856
#	Macronix International Co., Ltd.	925,974	1,383,831
	Makalot Industrial Co., Ltd.	49,680	422,857
	Marketech International Corp.	15,000	59,901
	Materials Analysis Technology, Inc.	20,355	110,450
#	Mayer Steel Pipe Corp.	51,700	66,033
	MediaTek, Inc.	72,048	2,355,814
	Mega Financial Holding Co., Ltd.	1,293,365	1,531,813

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Meiloon Industrial Co.	29,050	$34,777
	Mercuries & Associates Holding, Ltd.	221,916	184,709
*	Mercuries Life Insurance Co., Ltd.	550,308	181,930
#	Merida Industry Co., Ltd.	16,000	192,162
	Merry Electronics Co., Ltd.	46,000	183,336
	Micro-Star International Co., Ltd.	233,394	1,239,960
	Mildef Crete, Inc.	8,000	17,991
#*	MIN AIK Technology Co., Ltd.	64,000	55,949
#	Mirle Automation Corp.	79,805	127,747
	MJ International Co., Ltd.	8,000	15,753
	Mobiletron Electronics Co., Ltd.	32,600	66,371
#	momo.com, Inc.	15,600	871,065
*	Mosel Vitelic, Inc.	11,000	17,129
	MPI Corp.	24,000	134,085
#	Nak Sealing Technologies Corp.	35,000	120,089
	Namchow Holdings Co., Ltd.	84,000	151,816
	Nan Kang Rubber Tire Co., Ltd.	101,183	144,113
#	Nan Liu Enterprise Co., Ltd.	13,000	61,577
	Nan Ya Plastics Corp.	316,187	986,775
#	Nan Ya Printed Circuit Board Corp.	85,000	1,214,550
	Nang Kuang Pharmaceutical Co., Ltd.	16,000	21,833
#	Nantex Industry Co., Ltd.	88,392	389,470
#	Nanya Technology Corp.	295,110	767,782
	National Aerospace Fasteners Corp.	10,000	21,346
	National Petroleum Co., Ltd.	67,000	116,147
*	Newmax Technology Co., Ltd.	7,000	10,867
	Nexcom International Co., Ltd.	20,000	16,463
#	Nichidenbo Corp.	75,424	153,936
	Nidec Chaun-Choung Technology Corp.	6,000	44,192
*	Nien Hsing Textile Co., Ltd.	62,654	52,020
	Nien Made Enterprise Co., Ltd.	47,000	789,097
	Niko Semiconductor Co., Ltd.	8,000	23,714
#	Novatek Microelectronics Corp.	113,000	2,078,672
#	Nuvoton Technology Corp.	68,140	331,082
	O-Bank Co., Ltd.	332,746	83,559
*	Ocean Plastics Co., Ltd.	62,000	80,469
*	Oneness Biotech Co., Ltd.	13,000	89,813
	OptoTech Corp.	154,005	176,534
	Orient Europharma Co., Ltd.	9,000	13,363
#	Orient Semiconductor Electronics, Ltd.	166,605	161,830
*	Oriental Union Chemical Corp.	275,992	221,785
	O-TA Precision Industry Co., Ltd.	22,000	128,757
	Pacific Construction Co.	29,000	10,251
	Pacific Hospital Supply Co., Ltd.	15,396	39,093
	Paiho Shih Holdings Corp.	35,573	51,394
	Pan Jit International, Inc.	76,046	280,944
	Pan-International Industrial Corp.	120,000	180,600
	Parade Technologies, Ltd.	11,000	675,469
*	Paragon Technologies Co., Ltd.	20,423	17,724
	PChome Online, Inc.	29,000	136,456
	PCL Technologies, Inc.	11,610	36,459
	P-Duke Technology Co., Ltd.	26,284	71,489
	Pegatron Corp.	531,261	1,280,762
	Pegavision Corp.	7,000	112,461
*	Pharmally International Holding Co., Ltd.	18,917	7,179
#*	Phihong Technology Co., Ltd.	148,272	202,553
	Phison Electronics Corp.	43,000	734,862
	Phoenix Silicon International Corp.	12,000	21,764
	Phoenix Tours International, Inc.	8,457	13,159

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Planet Technology Corp.	10,000	$24,338
	Plastron Precision Co., Ltd.	26,000	12,196
	Plotech Co., Ltd.	47,000	45,200
	Polytronics Technology Corp.	10,470	55,452
	Posiflex Technology, Inc.	29,698	81,948
	Power Wind Health Industry, Inc.	12,199	68,361
	Powertech Technology, Inc.	453,900	1,798,680
*	Poya International Co., Ltd.	18,436	394,200
	President Chain Store Corp.	90,768	911,707
	President Securities Corp.	464,468	449,658
	Primax Electronics, Ltd.	210,000	463,081
	Prince Housing & Development Corp.	569,000	243,487
	Pro Hawk Corp.	6,000	40,263
	Promate Electronic Co., Ltd.	36,000	54,438
#	Prosperity Dielectrics Co., Ltd.	46,000	111,956
	Qisda Corp.	715,875	758,372
	QST International Corp.	13,000	29,843
	Qualipoly Chemical Corp.	43,547	54,927
	Quang Viet Enterprise Co., Ltd.	11,000	45,667
	Quanta Computer, Inc.	371,007	1,027,742
	Quanta Storage, Inc.	51,000	69,213
#*	Quintain Steel Co., Ltd.	64,842	66,919
	Radiant Opto-Electronics Corp.	146,000	552,040
	Radium Life Tech Co., Ltd.	419,250	168,299
	Rafael Microelectronics, Inc.	8,000	59,056
*	RDC Semiconductor Co., Ltd.	5,000	75,156
	Realtek Semiconductor Corp.	96,098	2,028,999
	Rechi Precision Co., Ltd.	183,185	132,531
	Rexon Industrial Corp., Ltd.	60,000	166,010
	Rich Development Co., Ltd.	264,814	89,065
#	RichWave Technology Corp.	9,500	136,701
*	Right WAY Industrial Co., Ltd.	18,654	6,755
*	Ritek Corp.	313,093	107,065
	Rodex Fasteners Corp.	11,000	13,149
*	Roo Hsing Co., Ltd.	144,000	45,622
	Ruentex Development Co., Ltd.	355,591	795,162
	Ruentex Engineering & Construction Co.	13,000	66,209
	Sakura Development Co., Ltd.	10,000	11,607
	Samebest Co., Ltd.	11,550	15,346
	Sampo Corp.	166,200	180,083
	San Fang Chemical Industry Co., Ltd.	60,648	50,920
	San Far Property, Ltd.	92,208	50,460
	San Shing Fastech Corp.	35,565	73,845
	Sanitar Co., Ltd.	16,000	21,740
	Sanyang Motor Co., Ltd.	200,900	206,975
*	Savior Lifetec Corp.	50,000	45,059
	Scan-D Corp.	14,000	26,352
#	SCI Pharmtech, Inc.	24,450	78,761
	ScinoPharm Taiwan, Ltd.	23,000	21,246
#	SDI Corp.	36,000	185,838
	Sea Sonic Electronics Co., Ltd.	15,000	55,194
	Senao International Co., Ltd.	39,000	44,507
	Senao Networks, Inc.	9,000	31,769
	Sercomm Corp.	61,000	141,989
	Sesoda Corp.	69,326	84,186
	Shanghai Commercial & Savings Bank, Ltd. (The)	335,000	501,114
	Shan-Loong Transportation Co., Ltd.	48,000	61,260
*	Sharehope Medicine Co., Ltd.	24,035	25,799
#	ShenMao Technology, Inc.	44,922	90,131

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Shih Her Technologies, Inc.	6,000	$12,363
	Shihlin Electric & Engineering Corp.	67,000	128,247
	Shin Kong Financial Holding Co., Ltd.	3,000,405	985,071
#	Shin Zu Shing Co., Ltd.	59,758	229,263
	Shinih Enterprise Co., Ltd.	24,000	19,338
*	Shining Building Business Co., Ltd.	229,439	97,015
	Shinkong Insurance Co., Ltd.	96,000	142,936
	Shinkong Textile Co., Ltd.	59,000	87,526
#	Shiny Chemical Industrial Co., Ltd.	33,600	173,604
	ShunSin Technology Holding, Ltd.	10,000	38,252
*	Shuttle, Inc.	81,000	34,311
	Sigurd Microelectronics Corp.	250,770	577,048
	Silergy Corp.	4,000	542,739
	Simplo Technology Co., Ltd.	42,600	563,538
	Sinbon Electronics Co., Ltd.	45,616	392,400
	Sincere Navigation Corp.	162,868	224,194
	Single Well Industrial Corp.	13,500	13,353
	Sinher Technology, Inc.	33,000	53,430
	Sinmag Equipment Corp.	22,196	87,785
	Sino-American Silicon Products, Inc.	263,000	1,784,029
	Sinon Corp.	203,000	167,125
	SinoPac Financial Holdings Co., Ltd.	2,596,308	1,307,053
	Sinopower Semiconductor, Inc.	6,000	28,212
*	Sinphar Pharmaceutical Co., Ltd.	21,937	23,068
	Sinyi Realty, Inc.	115,077	124,576
	Sitronix Technology Corp.	45,000	621,512
	Siward Crystal Technology Co., Ltd.	70,000	94,081
	Softstar Entertainment, Inc.	7,000	18,514
#	Solar Applied Materials Technology Co.	142,037	239,591
	Solteam, Inc.	27,190	75,126
	Southeast Cement Co., Ltd.	33,000	21,284
	Speed Tech Corp.	27,000	75,288
	Spirox Corp.	11,000	11,838
	Sporton International, Inc.	24,213	209,558
	St Shine Optical Co., Ltd.	18,000	247,696
	Standard Chemical & Pharmaceutical Co., Ltd.	28,330	38,694
	Standard Foods Corp.	143,003	268,734
	Stark Technology, Inc.	32,800	81,254
	Sunjuice Holdings Co., Ltd.	5,000	90,293
	SunMax Biotechnology Co., Ltd.	14,000	36,108
	Sunny Friend Environmental Technology Co., Ltd.	20,000	145,584
#	Sunonwealth Electric Machine Industry Co., Ltd.	70,000	109,732
#	Sunrex Technology Corp.	53,581	106,310
	Sunspring Metal Corp.	35,000	38,725
*	Superior Plating Technology Co., Ltd.	9,000	23,039
	Supreme Electronics Co., Ltd.	211,522	335,962
#	Swancor Holding Co., Ltd.	6,000	22,383
	Sweeten Real Estate Development Co., Ltd.	46,099	41,239
	Symtek Automation Asia Co., Ltd.	26,000	99,441
	Syncmold Enterprise Corp.	49,750	146,311
	SYNergy ScienTech Corp.	9,000	12,461
	Synmosa Biopharma Corp.	54,943	49,717
	Synnex Technology International Corp.	254,810	483,969
	Systex Corp.	48,000	150,455
#	T3EX Global Holdings Corp.	22,378	147,157
	TA Chen Stainless Pipe	514,843	962,474
	Ta Liang Technology Co., Ltd.	23,000	66,500
	Ta Ya Electric Wire & Cable	260,000	254,172
	Ta Yih Industrial Co., Ltd.	16,000	26,202

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	TA-I Technology Co., Ltd.	41,064	$100,784
*	Tai Tung Communication Co., Ltd.	42,847	26,561
	Taichung Commercial Bank Co., Ltd.	1,130,074	481,254
#	TaiDoc Technology Corp.	20,323	155,460
	Taiflex Scientific Co., Ltd.	48,640	96,993
	Taimide Tech, Inc.	25,252	46,599
	Tainan Enterprises Co., Ltd.	37,000	23,842
#	Tainan Spinning Co., Ltd.	507,171	440,793
*	Tainergy Tech Co., Ltd.	19,000	20,336
	Taishin Financial Holding Co., Ltd.	2,477,440	1,503,352
#	TaiSol Electronics Co., Ltd.	19,000	34,260
	Taisun Enterprise Co., Ltd.	78,601	81,664
#	Taita Chemical Co., Ltd.	112,859	174,714
#	Taiwan Business Bank	1,568,879	532,412
	Taiwan Cement Corp.	1,027,451	1,937,679
*	Taiwan Chinsan Electronic Industrial Co., Ltd.	37,325	65,277
	Taiwan Cogeneration Corp.	78,993	108,382
	Taiwan Cooperative Financial Holding Co., Ltd.	936,662	732,223
	Taiwan FamilyMart Co., Ltd.	6,000	57,767
	Taiwan Fertilizer Co., Ltd.	233,000	499,384
	Taiwan Fire & Marine Insurance Co., Ltd.	67,040	47,028
	Taiwan FU Hsing Industrial Co., Ltd.	42,000	64,544
	Taiwan Glass Industry Corp.	349,672	479,873
	Taiwan High Speed Rail Corp.	265,000	288,048
	Taiwan Hon Chuan Enterprise Co., Ltd.	169,421	473,850
#	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	85,000	161,827
*	Taiwan Land Development Corp.	371,640	84,313
	Taiwan Mobile Co., Ltd.	157,800	587,202
	Taiwan Navigation Co., Ltd.	73,000	116,456
#	Taiwan Paiho, Ltd.	131,892	438,437
	Taiwan PCB Techvest Co., Ltd.	140,800	234,345
	Taiwan Sakura Corp.	57,512	134,542
	Taiwan Sanyo Electric Co., Ltd.	12,750	15,572
	Taiwan Secom Co., Ltd.	131,330	441,764
#	Taiwan Semiconductor Co., Ltd.	108,000	311,271
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	296,894	34,629,716
	Taiwan Semiconductor Manufacturing Co., Ltd.	390,465	8,160,522
	Taiwan Shin Kong Security Co., Ltd.	71,000	100,442
	Taiwan Styrene Monomer	263,833	184,737
	Taiwan Surface Mounting Technology Corp.	77,867	349,707
	Taiwan Taxi Co., Ltd.	16,000	46,765
#*	Taiwan TEA Corp.	352,704	260,706
	Taiwan Union Technology Corp.	75,000	313,023
	Taiyen Biotech Co., Ltd.	48,000	55,098
*	Tatung Co., Ltd.	633,000	592,252
	TCI Co., Ltd.	35,218	412,043
	Te Chang Construction Co., Ltd.	23,562	24,213
	Teco Electric and Machinery Co., Ltd.	318,000	353,905
	Tehmag Foods Corp.	11,500	140,494
	TEKOM Technologies, Inc.	7,000	38,810
	Tera Autotech Corp.	17,296	13,281
	Test Research, Inc.	75,532	155,798
	Test-Rite International Co., Ltd.	119,389	107,576
#*	Tex-Ray Industrial Co., Ltd.	59,000	31,406
	Thermaltake Technology Co., Ltd.	17,000	34,686
	Thinking Electronic Industrial Co., Ltd.	37,000	292,982
	Thye Ming Industrial Co., Ltd.	48,850	72,850
	Tofu Restaurant Co., Ltd.	6,000	33,166
*	Ton Yi Industrial Corp.	388,200	206,904

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Tong Hsing Electronic Industries, Ltd.	37,098	$325,746
	Tong Yang Industry Co., Ltd.	219,041	286,120
*	Tong-Tai Machine & Tool Co., Ltd.	76,160	48,438
	Top Bright Holding Co., Ltd.	5,000	23,517
	Topco Scientific Co., Ltd.	47,945	222,578
	Topco Technologies Corp.	10,000	27,331
	Topkey Corp.	32,000	170,730
#	Topoint Technology Co., Ltd.	67,044	112,041
	Toung Loong Textile Manufacturing	40,000	59,501
#	TPK Holding Co., Ltd.	193,000	296,932
	Transcend Information, Inc.	63,483	159,270
	Tripod Technology Corp.	183,970	791,072
*	TrueLight Corp.	41,000	45,348
	Tsang Yow Industrial Co., Ltd.	31,000	30,513
	Tsann Kuen Enterprise Co., Ltd.	29,913	39,576
	TSC Auto ID Technology Co., Ltd.	14,630	120,927
	TSRC Corp.	240,717	261,737
	Ttet Union Corp.	15,000	89,898
	TTFB Co., Ltd.	6,000	53,077
#	TTY Biopharm Co., Ltd.	63,267	182,021
	Tung Ho Steel Enterprise Corp.	402,254	673,223
#	TURVO International Co., Ltd.	29,135	134,460
#	TXC Corp.	84,411	364,064
	TYC Brother Industrial Co., Ltd.	111,000	86,562
*	Tycoons Group Enterprise	152,401	110,884
	Tyntek Corp.	103,167	96,264
	UDE Corp.	36,000	36,422
	Ultra Chip, Inc.	21,525	123,862
	U-Ming Marine Transport Corp.	191,000	428,846
#	Unimicron Technology Corp.	455,356	2,392,567
*	Union Bank Of Taiwan	642,982	278,204
	Uni-President Enterprises Corp.	986,948	2,588,402
	Unitech Computer Co., Ltd.	11,000	11,662
	Unitech Printed Circuit Board Corp.	364,321	272,219
	United Integrated Services Co., Ltd.	82,000	574,926
	United Microelectronics Corp.	2,694,453	5,634,497
	United Orthopedic Corp.	24,924	30,443
	United Radiant Technology	28,000	19,377
*	United Renewable Energy Co., Ltd.	1,001,619	433,384
	Unity Opto Technology Co., Ltd.	115,929	3,202
#	Universal Cement Corp.	186,340	152,905
	Universal Microwave Technology, Inc.	10,229	24,852
	Universal Vision Biotechnology Co., Ltd.	9,000	115,295
*	Unizyx Holding Corp.	133,000	130,293
	UPC Technology Corp.	364,181	346,856
#	USI Corp.	465,861	547,673
*	Usun Technology Co., Ltd.	15,400	20,631
	Utechzone Co., Ltd.	22,000	47,119
	Vanguard International Semiconductor Corp.	282,000	1,168,393
	Ve Wong Corp.	8,000	9,664
	Visual Photonics Epitaxy Co., Ltd.	89,475	439,067
	Vivotek, Inc.	22,242	63,742
	Voltronic Power Technology Corp.	16,543	806,068
#	Wafer Works Corp.	120,593	302,138
	Waffer Technology Corp.	16,000	10,943
	Wah Hong Industrial Corp.	8,000	9,917
#	Wah Lee Industrial Corp.	79,000	251,390
#	Walsin Lihwa Corp.	901,000	922,722
	Walsin Technology Corp.	118,000	849,781

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Wan Hai Lines, Ltd.	198,557	$1,593,813
*	We & Win Development Co., Ltd.	56,000	19,958
*	WEI Chih Steel Industrial Co., Ltd.	46,000	78,848
	Wei Chuan Foods Corp.	113,000	86,799
*	Wei Mon Industry Co., Ltd.	51,912	0
#	Weikeng Industrial Co., Ltd.	127,076	109,298
	Well Shin Technology Co., Ltd.	44,000	80,035
	Win Semiconductors Corp.	98,868	1,226,921
	Winbond Electronics Corp.	1,561,117	1,925,552
	Wintek Corp.	312,087	3,829
	WinWay Technology Co., Ltd.	9,000	93,046
	Wisdom Marine Lines Co., Ltd.	141,070	394,822
	Wistron Corp.	1,094,506	1,088,400
#	Wistron NeWeb Corp.	108,113	287,813
	Wiwynn Corp.	21,000	706,035
	Wowprime Corp.	45,000	256,487
	WPG Holdings, Ltd.	423,756	828,405
	WT Microelectronics Co., Ltd.	108,836	242,280
	XAC Automation Corp.	13,000	13,445
#*	XinTec, Inc.	51,000	307,672
*	X-Legend Entertainment Co., Ltd.	10,000	21,695
*	XPEC Entertainment, Inc.	5,612	0
	Xxentria Technology Materials Corp.	48,306	124,680
	Yageo Corp.	20,261	408,596
*	Yang Ming Marine Transport Corp.	563,428	2,374,052
#	YC INOX Co., Ltd.	118,400	184,198
	YCC Parts Manufacturing Co., Ltd.	14,000	19,099
#	Yea Shin International Development Co., Ltd.	84,533	62,782
#	Yem Chio Co., Ltd.	185,019	113,338
#	Yeong Guan Energy Technology Group Co., Ltd.	26,515	67,332
	YFC-Boneagle Electric Co., Ltd.	45,000	39,535
#	YFY, Inc.	615,000	876,552
#	Yi Jinn Industrial Co., Ltd.	114,700	74,024
*	Yieh Phui Enterprise Co., Ltd.	479,787	605,770
	Yonyu Plastics Co., Ltd.	36,400	44,582
	Youngtek Electronics Corp.	51,120	167,523
#	Yuan High-Tech Development Co., Ltd.	5,000	30,097
	Yuanta Financial Holding Co., Ltd.	2,277,590	2,071,486
	Yuanta Futures Co., Ltd.	13,536	23,847
#*	Yuen Chang Stainless Steel Co., Ltd.	25,000	36,521
	Yulon Finance Corp.	79,860	471,734
*	Yulon Motor Co., Ltd.	229,651	328,751
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	20,000	54,740
	Yungshin Construction & Development Co., Ltd.	24,000	44,272
	YungShin Global Holding Corp.	48,950	77,470
	Yungtay Engineering Co., Ltd.	9,000	19,548
	Zeng Hsing Industrial Co., Ltd.	25,423	148,303
	Zenitron Corp.	87,000	87,239
	Zero One Technology Co., Ltd.	33,000	51,501
#	Zhen Ding Technology Holding, Ltd.	308,050	1,155,060
*	Zig Sheng Industrial Co., Ltd.	200,543	151,859
	ZillTek Technology Corp.	3,000	39,273
*	Zinwell Corp.	136,000	99,040
	Zippy Technology Corp.	20,000	29,344
	ZongTai Real Estate Development Co., Ltd.	93,477	143,880
TOTAL TAIWAN			257,224,700
THAILAND — (0.7%)
	2S Metal PCL	117,100	21,199

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	AAPICO Hitech PCL	86,490	$55,261
	Advanced Info Service PCL	75,600	412,876
	Advanced Information Technology PCL, Class F	79,300	51,873
	AEON Thana Sinsap Thailand PCL	45,300	234,304
	After You PCL	71,400	21,398
	AI Energy PCL	498,300	18,648
	Airports of Thailand PCL	177,700	305,470
	AJ Plast PCL	93,100	54,102
	Allianz Ayudhya Capital PCL	3,900	4,123
	Amanah Leasing PCL	117,200	17,045
	Amata Corp. PCL	289,800	160,473
*	Ananda Development PCL	738,700	39,331
	AP Thailand PCL	868,604	208,777
	Asia Plus Group Holdings PCL	988,400	104,651
	Asia Sermkij Leasing PCL	79,500	91,310
	Asian Insulators PCL	416,640	25,353
	Asian Sea Corp. PCL	114,300	67,465
	B Grimm Power PCL	100,300	120,540
	Bangchak Corp. PCL	383,900	269,813
*	Bangkok Aviation Fuel Services PCL	38,050	28,710
	Bangkok Bank PCL	52,600	164,037
	Bangkok Bank PCL	3,900	12,162
	Bangkok Chain Hospital PCL	408,175	325,994
	Bangkok Commercial Asset Management PCL	419,000	210,345
	Bangkok Dusit Medical Services PCL, Class F	917,300	627,953
	Bangkok Expressway & Metro PCL	1,259,902	293,246
	Bangkok Land PCL	5,761,300	182,300
	Bangkok Life Assurance PCL	78,400	60,826
*	Bangkok Ranch PCL	202,500	18,853
	Banpu PCL	1,153,500	466,770
	Banpu PCL	204,750	82,853
	Banpu Power PCL	139,100	73,639
	BCPG PCL	22,400	9,950
*	BEC World PCL	370,200	147,551
	Berli Jucker PCL	273,800	283,234
*	Better World Green PCL	1,520,600	30,072
	BG Container Glass PCL	99,700	37,311
	BTS Group Holdings PCL	626,000	161,892
	Bumrungrad Hospital PCL	91,500	334,069
	Cal-Comp Electronics Thailand PCL, Class F	1,380,819	135,278
	Carabao Group PCL, Class F	43,600	192,348
	Central Pattana PCL	173,600	248,245
	Central Retail Corp. PCL	111,092	104,780
	CH Karnchang PCL	408,100	227,222
	Charoen Pokphand Foods PCL	982,700	777,370
	Chayo Group PCL	95,000	37,864
	Chularat Hospital PCL, Class F	1,240,700	159,299
	CIMB Thai Bank PCL	487,400	10,974
	CK Power PCL	279,100	50,101
	Com7 PCL, Class F	177,600	349,878
	Communication & System Solution PCL	264,000	15,101
*	Country Group Development PCL	2,367,400	38,175
	CP ALL PCL	334,500	600,456
	Delta Electronics Thailand PCL	12,700	225,658
	Dhipaya Insurance PCL	254,700	218,918
	Diamond Building Products PCL	87,500	19,168
*	DOD Biotech PCL	107,100	41,709
	Dohome PCL	27,400	20,758
	Dynasty Ceramic PCL	1,335,900	129,251

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Eastern Polymer Group PCL, Class F	155,800	$57,357
	Eastern Power Group PCL	214,032	34,513
	Eastern Star Real Estate PCL	1,058,000	17,704
	Eastern Water Resources Development and Management PCL, Class F	247,100	74,805
	Ekachai Medical Care PCL	186,500	45,394
	Electricity Generating PCL	30,700	159,723
	Energy Absolute PCL	156,500	283,312
*	Erawan Group PCL (The)	936,000	77,460
*	Esso Thailand PCL	499,400	110,919
	Forth Corp. PCL	142,300	48,490
	Forth Smart Service PCL	124,000	39,614
	GFPT PCL	173,500	67,040
	Global Green Chemicals PCL, Class F	90,900	28,486
	Global Power Synergy PCL, Class F	99,928	233,345
	Gunkul Engineering PCL	1,603,840	226,419
	Haad Thip PCL	43,300	45,121
	Hana Microelectronics PCL	251,900	584,388
	Home Product Center PCL	640,957	259,367
	Ichitan Group PCL	150,200	51,639
	Indorama Ventures PCL	389,900	430,026
	Interlink Communication PCL	89,150	19,936
	Intouch Holdings PCL	14,000	27,474
	Intouch Holdings PCL, Class F	21,100	41,407
	IRPC PCL	6,123,100	655,764
*	Italian-Thai Development PCL	2,567,554	156,237
	Jasmine International PCL	1,777,700	160,097
	JKN Global Media PCL	134,600	37,471
	JMT Network Services PCL, Class F	19,900	24,521
	JWD Infologistics PCL	211,000	104,641
	Kang Yong Electric PCL	100	1,214
	Karmarts PCL	136,400	14,940
*	Kaset Thai International Sugar Corp. PCL, Class F	51,200	9,736
	Kasikornbank PCL	34,400	107,803
	Kasikornbank PCL	78,700	246,630
	KCE Electronics PCL	200,200	478,153
	KGI Securities Thailand PCL	213,700	41,612
*	Khon Kaen Sugar Industry PCL	815,184	85,815
	Kiatnakin Phatra Bank PCL	112,300	174,254
	Krung Thai Bank PCL	537,775	165,255
	Krungthai Card PCL	265,000	497,870
	Lalin Property PCL	260,500	65,784
	Lam Soon Thailand PCL	77,800	12,072
	Land & Houses PCL	1,139,000	270,303
	Land & Houses PCL	260,000	61,702
	Lanna Resources PCL	105,750	57,593
	LH Financial Group PCL	2,170,700	70,667
*	Loxley PCL	518,575	42,600
	LPN Development PCL	882,200	130,985
*	MBK PCL	360,288	138,119
	MC Group PCL	159,600	43,460
	MCS Steel PCL	202,200	88,588
	Mega Lifesciences PCL	173,100	209,347
	Millcon Steel PCL	246,700	8,557
*	Minor International PCL	347,092	314,170
	MK Restaurants Group PCL	80,900	121,224
*	Mono Next PCL, Class F	699,300	34,893
	Muangthai Capital PCL	140,600	255,597
	Namyong Terminal PCL	120,300	18,484
	Netbay PCL	32,500	24,325

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Noble Development PCL	329,700	$68,714
	Northeast Rubber PCL	295,200	69,607
*	Nusasiri PCL	773,700	8,710
	Origin Property PCL, Class F	411,500	108,298
	Osotspa PCL	18,800	20,163
	Plan B Media PCL, Class F	610,900	97,580
*	Platinum Group PCL (The), Class F	287,600	24,501
	Polyplex Thailand PCL	146,200	108,090
	Premier Marketing PCL	112,400	46,167
	Prima Marine PCL	516,500	104,502
*	Principal Capital PCL	136,700	18,882
	Property Perfect PCL	5,370,690	73,532
	Pruksa Holding PCL	307,700	117,959
	PTG Energy PCL	449,700	214,811
	PTT Exploration & Production PCL	278,385	872,401
	PTT Global Chemical PCL	269,145	464,714
	PTT PCL	881,340	931,819
	Pylon PCL	76,800	9,580
	Quality Houses PCL	3,740,209	250,352
*	Raimon Land PCL	859,600	23,277
	Rajthanee Hospital PCL	74,800	84,205
	Ratch Group PCL	96,899	125,297
	Ratchthani Leasing PCL	1,152,750	162,737
	Regional Container Lines PCL	173,100	302,830
	Rojana Industrial Park PCL	383,190	79,279
*	RS PCL	136,700	77,776
	S 11 Group PCL	129,900	26,875
	Sabina PCL	75,100	43,871
	Sahakol Equipment PCL	392,500	28,661
	Sahamitr Pressure Container PCL	29,000	9,353
*	Samart Corp. PCL	115,700	24,289
*	Samart Telcoms PCL	153,700	28,526
	Sansiri PCL	3,544,233	126,166
	Sappe PCL	66,500	51,594
	SC Asset Corp. PCL	876,762	79,493
	SCG Ceramics PCL	264,600	21,414
	SEAFCO PCL	223,700	29,811
	Sena Development PCL	203,000	23,223
	Sermsang Power Corp. Co., Ltd.	150,140	57,100
	Siam Cement PCL (The)	16,000	202,510
	Siam Cement PCL (The)	11,400	143,595
	Siam City Cement PCL	41,135	202,124
	Siam Commercial Bank PCL (The)	128,300	364,982
	Siam Future Development PCL	485,612	171,388
	Siam Global House PCL	225,923	156,722
*	Siam Wellness Group PCL, Class F	171,850	34,509
	Siamgas & Petrochemicals PCL	488,800	160,616
	Sikarin PCL, Class F	123,500	37,951
	Singer Thailand PCL	13,800	16,900
*	Singha Estate PCL	1,193,664	68,277
	Sino-Thai Engineering & Construction PCL	289,400	107,422
	SNC Former PCL	101,400	43,809
	Somboon Advance Technology PCL	163,550	103,004
	SPCG PCL	257,400	136,267
	Sri Trang Agro-Industry PCL	92,260	105,965
	Sri Trang Agro-Industry PCL	300,320	344,933
	Srisawad Corp. PCL	211,310	411,465
	Srisawad Finance PCL	44,200	43,706
*	Srithai Superware PCL	333,400	14,303

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Srivichai Vejvivat PCL	109,300	$44,229
*	Star Petroleum Refining PCL	596,400	152,423
*	Stars Microelectronics Thailand PCL	119,500	23,087
	Supalai PCL	624,775	401,088
	Super Energy Corp. PCL	7,223,400	199,994
	Susco PCL	326,400	30,587
	Syntec Construction PCL	366,400	20,066
	TAC Consumer PCL, Class F	175,900	32,378
	Taokaenoi Food & Marketing PCL, Class F	221,700	46,205
*	Tata Steel Thailand PCL	754,700	37,657
	Thai Oil PCL	320,700	429,324
	Thai Reinsurance PCL	426,400	17,773
	Thai Solar Energy PCL, Class F	169,596	14,551
	Thai Stanley Electric PCL, Class F	13,500	69,004
	Thai Union Group PCL, Class F	1,005,940	679,451
	Thai Vegetable Oil PCL	211,600	202,796
	Thai Wah PCL, Class F	109,900	19,561
	Thaifoods Group PCL	530,300	74,219
	Thaire Life Assurance PCL	112,800	9,335
	Thanachart Capital PCL	74,100	73,271
	Thitikorn PCL	40,900	11,013
	Thoresen Thai Agencies PCL	491,651	234,850
	Tipco Asphalt PCL	307,900	177,054
	TIPCO Foods PCL	85,900	25,220
	Tisco Financial Group PCL	96,900	259,442
	TKS Technologies PCL	43,000	12,102
	TMBThanachart Bank PCL	6,352,086	187,466
	TMT Steel PCL	187,600	58,219
	TOA Paint Thailand PCL	147,100	161,120
	Total Access Communication PCL	235,300	275,623
	Total Access Communication PCL	46,900	53,867
	TPC Power Holdings Co., Ltd.	56,000	18,742
	TPI Polene PCL	2,708,800	137,634
	TPI Polene Power PCL	821,900	110,028
	TQM Corp. PCL	31,000	105,636
	True Corp. PCL	3,979,942	389,911
	True Corp. PCL	999,565	97,927
*	TTCL PCL	135,200	15,302
	TTW PCL	346,900	122,432
*	U City PCL, Class F	1,069,300	29,606
	Union Auction PCL	87,400	25,794
*	Unique Engineering & Construction PCL	326,045	60,512
	United Paper PCL	133,000	74,457
	Univanich Palm Oil PCL	259,100	51,241
	Univentures PCL	288,800	33,566
*	Vanachai Group PCL	244,900	59,609
	Vinythai PCL	47,700	54,423
	Vinythai PCL	79,400	90,591
	WHA Corp. PCL	1,753,700	163,271
	WHA Utilities and Power PCL	315,800	40,355
	Workpoint Entertainment PCL	92,100	53,801
TOTAL THAILAND			30,987,174
TURKEY — (0.2%)
	Agesa Hayat ve Emeklilik A.S., Class A	4,841	10,429
	Akbank T.A.S.	403,344	251,940
	Aksa Akrilik Kimya Sanayii A.S.	76,816	148,734
*	Aksa Enerji Uretim A.S., Class B	80,778	122,126
	Aksigorta A.S.	80,848	76,686

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Albaraka Turk Katilim Bankasi A.S.	343,811	$61,282
#	Alkim Alkali Kimya A.S.	52,780	93,792
	Anadolu Anonim Turk Sigorta Sirketi	54,184	42,090
	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	59,852	157,825
	Anadolu Hayat Emeklilik A.S.	18,435	20,066
	Arcelik A.S.	55,243	216,421
	Aselsan Elektronik Sanayi Ve Ticaret A.S.	27,489	50,554
	Aygaz A.S.	12,361	21,291
*	Banvit Bandirma Vitaminli Yem Sanayii A.S.	1,340	10,438
*	Bera Holding A.S.	129,318	169,801
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.	44,015	33,622
	BIM Birlesik Magazalar A.S.	36,598	275,452
*	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	5,550	16,900
*	Bursa Cimento Fabrikasi A.S.	101,128	39,735
	Cemtas Celik Makina Sanayi Ve Ticaret A.S.	10,430	16,835
*	Cimsa Cimento Sanayi VE Ticaret A.S.	4,048	11,533
	Coca-Cola Icecek A.S.	36,806	370,160
	Deva Holding A.S.	8,412	25,454
	EGE Endustri VE Ticaret A.S.	615	93,082
	Enerjisa Enerji A.S.	62,099	75,198
	Eregli Demir ve Celik Fabrikalari TAS	135,624	322,188
*	Fenerbahce Futbol A.S.	11,697	50,593
	Ford Otomotiv Sanayi A.S.	9,472	193,983
*	Global Yatirim Holding A.S.	41,016	14,960
*	GSD Holding A.S.	90,000	19,496
#*	Hektas Ticaret TAS	207,797	198,361
*	Ihlas Holding A.S.	192,056	12,971
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret A.S.	17,144	12,523
	Is Yatirim Menkul Degerler A.S., Class A	35,690	57,551
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	91,735	77,735
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class B	19,771	16,683
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	179,831	167,534
	Kartonsan Karton Sanayi ve Ticaret A.S.	2,119	13,037
*	Kerevitas Gida Sanayi ve Ticaret A.S.	46,554	24,694
	KOC Holding A.S.	34,623	84,473
*	Kordsa Teknik Tekstil A.S.	17,804	49,390
*	Koza Altin Isletmeleri A.S.	8,332	103,126
	Logo Yazilim Sanayi Ve Ticaret A.S.	48,180	206,850
	Mavi Giyim Sanayi Ve Ticaret AS, Class B	9,703	61,615
*	Migros Ticaret A.S.	21,932	88,745
*	MLP Saglik Hizmetleri A.S.	17,852	47,659
*	Netas Telekomunikasyon A.S.	4,475	10,230
	Nuh Cimento Sanayi A.S.	3,431	15,598
	Otokar Otomotiv Ve Savunma Sanayi A.S.	902	31,274
*	Oyak Cimento Fabrikalari A.S.	2	1
*	Pegasus Hava Tasimaciligi A.S.	16,336	136,736
*	Petkim Petrokimya Holding A.S.	220,686	148,646
	Pinar SUT Mamulleri Sanayii A.S.	5,950	12,363
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	8,037	11,663
#*	Sekerbank Turk A.S.	316,640	39,011
#	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	72,493	72,395
*	TAV Havalimanlari Holding A.S.	65,370	174,952
	Tekfen Holding A.S.	53,328	89,994
*	Teknosa Ic Ve Dis Ticaret A.S.	20,512	17,243
	Tofas Turk Otomobil Fabrikasi A.S.	31,476	122,352
*	Turk Hava Yollari AO	226,248	341,495
	Turk Telekomunikasyon A.S.	66,604	51,636
	Turk Traktor ve Ziraat Makineleri A.S.	702	14,190
	Turkcell Iletisim Hizmetleri A.S.	295,914	541,287

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Turkcell Iletisim Hizmetleri A.S., ADR	9,157	$41,664
	Turkiye Garanti Bankasi A.S.	575,308	580,768
#*	Turkiye Halk Bankasi A.S.	118,151	64,402
	Turkiye Is Bankasi A.S., Class C	232,595	145,561
*	Turkiye Petrol Rafinerileri A.S.	5,050	56,241
#	Turkiye Sinai Kalkinma Bankasi A.S.	842,363	125,337
	Turkiye Sise ve Cam Fabrikalari A.S.	331,332	298,458
*	Turkiye Vakiflar Bankasi TAO, Class D	171,936	70,632
	Ulker Biskuvi Sanayi A.S.	135,931	321,773
	Vestel Elektronik Sanayi ve Ticaret A.S.	37,710	133,885
	Yapi ve Kredi Bankasi A.S.	756,386	214,453
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	87,870	138,212
TOTAL TURKEY			8,258,065
UNITED ARAB EMIRATES — (0.2%)
	Abu Dhabi Commercial Bank PJSC	119,189	227,381
	Abu Dhabi Islamic Bank PJSC	416,202	626,155
	Agthia Group PJSC	19,613	33,303
*	Air Arabia PJSC	651,029	240,324
	Aldar Properties PJSC	769,190	830,198
*	Amlak Finance PJSC	229,184	17,075
*	Arabtec Holding PJSC	125,089	3,385
	Aramex PJSC	214,199	207,308
*	DAMAC Properties Dubai Co. PJSC	259,066	86,507
	Dana Gas PJSC	923,057	221,408
*	Deyaar Development PJSC	646,261	50,984
*	Dubai Financial Market PJSC	569,593	169,846
	Dubai Investments PJSC	408,812	189,274
	Dubai Islamic Bank PJSC	207,498	272,808
*	Emaar Development PJSC	392,633	400,462
*	Emaar Malls PJSC	638,946	329,884
	Emaar Properties PJSC	446,146	482,260
	Emirates NBD Bank PJSC	227,850	832,139
	Emirates Telecommunications Group Co. PJSC	99,297	616,357
	First Abu Dhabi Bank PJSC	103,382	466,400
*	Gulf Navigation Holding PJSC	157,415	12,330
	Islamic Arab Insurance Co.	172,357	38,450
*	Lamprell P.L.C.	161,109	92,784
*	Manazel Real Estate PJSC	283,051	29,873
	National Central Cooling Co. PJSC	41,635	31,289
*	RAK Properties PJSC	289,299	54,820
	Ras Al Khaimah Ceramics	263,773	164,154
*	Shelf Drilling, Ltd.	87,900	47,234
	SHUAA Capital PSC	483,147	100,879
TOTAL UNITED ARAB EMIRATES			6,875,271
UNITED KINGDOM — (8.9%)
*	4imprint Group P.L.C.	4,332	168,730
	888 Holdings P.L.C.	120,773	623,688
*	A.G. Barr P.L.C.	34,345	274,363
	Aberdeen P.L.C.	654,597	2,582,344
	Admiral Group P.L.C.	33,621	1,588,207
	Advanced Medical Solutions Group P.L.C.	2,745	10,703
*	Afren P.L.C.	357,576	0
	Aggreko P.L.C.	121,107	1,462,183
	Air Partner P.L.C.	15,229	18,009
	AJ Bell P.L.C.	1,740	10,159
	Alfa Financial Software Holdings P.L.C	11,524	23,076

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Alliance Pharma P.L.C.	48,659	$70,345
	Anglo American P.L.C.	99,826	4,423,686
	Anglo-Eastern Plantations P.L.C.	542	4,640
	Antofagasta P.L.C.	84,007	1,744,257
*	AO World P.L.C.	23,428	73,321
*	Arrow Global Group P.L.C.	67,519	286,192
*	Ascential P.L.C.	3,297	19,825
	Ashmore Group P.L.C.	86,271	455,594
	Ashtead Group P.L.C.	79,525	5,950,811
*	ASOS P.L.C.	7,912	418,362
	Associated British Foods P.L.C.	36,775	1,022,598
	AstraZeneca P.L.C., Sponsored ADR	178,391	10,211,101
	AstraZeneca P.L.C.	1,641	188,567
*	Auto Trader Group P.L.C.	232,009	2,102,038
	AVEVA Group P.L.C.	2,439	133,077
	Aviva P.L.C.	562,189	3,019,313
	Avon Protection P.L.C.	8,717	328,891
	B&M European Value Retail SA	332,214	2,552,346
*	Babcock International Group P.L.C.	217,181	771,891
	BAE Systems P.L.C.	298,043	2,389,572
	Bakkavor Group P.L.C.	5,928	10,399
	Balfour Beatty P.L.C.	219,768	925,503
*	Bank of Georgia Group P.L.C.	17,935	373,896
	Barclays P.L.C., Sponsored ADR	247,701	2,424,993
	Barclays P.L.C.	570,611	1,380,353
	Barratt Developments P.L.C.	131,685	1,286,913
*	Beazley P.L.C.	79,388	432,157
	Begbies Traynor Group P.L.C.	12,000	23,161
	Bellway P.L.C.	64,382	2,939,510
	Berkeley Group Holdings P.L.C.	27,516	1,852,596
#	BHP Group P.L.C., ADR	75,383	4,921,756
	BHP Group P.L.C.	133,997	4,338,332
*	Biffa P.L.C.	54,865	272,530
	Bloomsbury Publishing P.L.C.	21,816	109,413
	Bodycote P.L.C.	117,223	1,470,062
*	Boohoo Group P.L.C.	235,609	853,588
	BP P.L.C., Sponsored ADR	490,027	11,848,855
	BP P.L.C.	566,061	2,272,183
	Braemar Shipping Services P.L.C.	3,998	16,122
	Brewin Dolphin Holdings P.L.C.	112,853	562,499
	British American Tobacco P.L.C.	126,735	4,713,578
	Britvic P.L.C.	108,262	1,464,313
*	BT Group P.L.C.	2,438,179	5,872,928
	Bunzl P.L.C.	37,449	1,387,382
	Burberry Group P.L.C.	60,755	1,742,666
	Burford Capital, Ltd.	55,480	606,679
*	Bytes Technology Group P.L.C.	22,885	147,308
*	Bytes Technology Group P.L.C.	46,768	313,445
	Cairn Energy P.L.C.	124,141	220,114
*	Capita P.L.C.	461,401	226,042
*	Card Factory P.L.C.	176,562	146,346
	CareTech Holdings P.L.C.	12,696	112,069
*	Carnival P.L.C.	12,420	245,839
*	Carnival P.L.C., ADR	730	14,542
	Carr's Group P.L.C.	9,590	21,027
	Castings P.L.C.	1,976	10,817
	Centamin P.L.C.	579,273	862,181
	Central Asia Metals P.L.C.	5,593	19,038
*	Centrica P.L.C.	2,081,997	1,313,799

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Charles Stanley Group P.L.C.	382	$2,710
	Chemring Group P.L.C.	93,062	397,331
	Chesnara P.L.C.	26,225	99,493
*	Cineworld Group P.L.C.	446,619	393,959
*	Circassia Group P.L.C.	20,894	9,835
	Clarkson P.L.C.	4,475	200,600
	Clinigen Group P.L.C.	21,703	180,914
	Clipper Logistics P.L.C.	26,679	312,890
	Close Brothers Group P.L.C.	44,663	957,349
	CLS Holdings P.L.C.	40,603	143,376
	CMC Markets P.L.C.	69,009	430,154
	Coats Group P.L.C.	156,934	152,870
	Coca-Cola HBC AG	27,021	1,020,390
*	Compass Group P.L.C.	134,579	2,843,638
	Computacenter P.L.C.	39,808	1,504,806
	Concentric AB	20,211	465,082
	ConvaTec Group P.L.C.	377,299	1,242,365
*	Costain Group P.L.C.	65,361	50,710
*	Countryside Properties P.L.C.	67,627	494,212
	Cranswick P.L.C.	12,673	712,065
*	Crest Nicholson Holdings P.L.C.	99,893	575,337
	Croda International P.L.C.	22,057	2,581,982
*	CVS Group P.L.C.	12,195	407,234
	Daily Mail & General Trust P.L.C., Class A	26,892	408,974
	DCC P.L.C.	16,357	1,369,463
*	De La Rue P.L.C.	80,595	201,426
*	Debenhams P.L.C.	2,131,609	0
	Devro P.L.C.	104,102	320,818
*	DFS Furniture P.L.C.	30,945	114,093
	Diageo P.L.C., Sponsored ADR	20,387	4,040,907
	Diageo P.L.C.	19,831	983,345
*	Dialight P.L.C.	7,092	30,988
*	Dialog Semiconductor P.L.C.	33,381	2,567,383
*	Dignity P.L.C.	13,885	153,506
	Diploma P.L.C.	44,845	1,842,203
	Direct Line Insurance Group P.L.C.	491,673	2,032,444
	DiscoverIE Group P.L.C.	16,388	236,454
	Diversified Energy Co., P.L.C.	60,954	89,224
*	Dixons Carphone P.L.C.	392,675	704,353
	Domino's Pizza Group P.L.C.	188,182	1,096,474
	dotdigital group P.L.C.	46,983	161,909
	Drax Group P.L.C.	170,280	952,051
	DS Smith P.L.C.	422,371	2,481,171
	Dunelm Group P.L.C.	39,290	723,932
	DWF Group P.L.C.	33,463	50,198
*	easyJet P.L.C.	57,365	673,115
	Electrocomponents P.L.C.	236,028	3,334,539
*	Elementis P.L.C.	179,184	354,733
	EMIS Group P.L.C.	13,939	249,932
*	EnQuest P.L.C.	505,909	170,454
*	Entain P.L.C.	94,222	2,375,917
*	Equiniti Group P.L.C.	51,019	126,906
*	Esken, Ltd.	63,905	15,883
	ESKEN, Ltd.	7,988	433
	Essentra P.L.C.	81,506	321,131
	Euromoney Institutional Investor P.L.C.	17,587	248,551
	Evraz P.L.C.	107,225	916,117
	Experian P.L.C.	61,660	2,714,631
	FDM Group Holdings P.L.C.	9,645	158,761

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Ferguson P.L.C.	34,587	$4,848,654
	Ferrexpo P.L.C.	266,878	1,783,844
	Fevertree Drinks P.L.C.	10,669	354,805
*	Firstgroup P.L.C.	715,508	820,857
*	Flowtech Fluidpower P.L.C.	6,694	11,737
	Forterra P.L.C.	5,070	21,265
*	Foxtons Group P.L.C.	80,868	61,390
*	Frasers Group P.L.C.	154,524	1,294,715
	Fresnillo P.L.C.	19,968	227,162
	Future P.L.C.	4,749	227,507
	Galliford Try Holdings P.L.C.	55,173	121,951
	Games Workshop Group P.L.C.	8,770	1,385,571
	Gamesys Group P.L.C.	12,370	316,734
	Gamma Communications P.L.C.	5,423	156,111
	GB Group P.L.C.	2,628	31,780
	Gem Diamonds, Ltd.	89,068	76,736
	Genel Energy P.L.C.	45,011	89,931
	Genuit Group P.L.C.	105,396	935,650
	Genus P.L.C.	5,563	426,268
*	Georgia Capital P.L.C.	20,928	183,036
#	GlaxoSmithKline P.L.C., Sponsored ADR	112,341	4,509,368
	GlaxoSmithKline P.L.C.	59,946	1,183,564
	Glencore P.L.C.	898,332	4,034,544
*	Go-Ahead Group P.L.C. (The)	27,115	387,825
	Grafton Group P.L.C.	62,797	1,120,335
	Grainger P.L.C.	93,148	391,750
*	Greggs P.L.C.	73,413	2,813,022
	Gulf Keystone Petroleum, Ltd.	93,101	212,682
*	Gym Group P.L.C. (The)	15,488	59,243
	H&T Group P.L.C.	2,928	10,669
*	Halfords Group P.L.C.	89,601	442,848
	Halma P.L.C.	52,883	2,122,776
*	Harbour Energy P.L.C.	23,629	107,322
	Hargreaves Lansdown P.L.C.	30,925	701,402
*	Hays P.L.C.	902,755	1,855,770
	Headlam Group P.L.C.	17,127	125,855
	Helical P.L.C.	88,527	559,007
*	Helios Towers P.L.C.	14,943	34,016
	Henry Boot P.L.C.	8,986	34,127
	Hikma Pharmaceuticals P.L.C.	44,048	1,619,708
	Hill & Smith Holdings P.L.C.	37,142	838,504
	Hilton Food Group P.L.C.	14,976	237,259
*	Hiscox, Ltd.	55,316	671,715
	Hochschild Mining P.L.C.	169,976	364,158
*	Hollywood Bowl Group P.L.C.	16,168	52,855
	HomeServe P.L.C.	136,969	1,777,118
*	Hostelworld Group P.L.C.	2,854	3,894
	Howden Joinery Group P.L.C.	272,281	3,393,049
	HSBC Holdings P.L.C.	85,310	470,928
	HSBC Holdings P.L.C., Sponsored ADR	183,723	5,065,243
*	HSS Hire Group P.L.C.	27,226	7,036
	Hunting P.L.C.	62,132	181,178
*	Hyve Group P.L.C.	77,961	142,546
	Ibstock P.L.C.	133,938	397,974
	IMI P.L.C.	162,981	3,987,304
	Impax Asset Management Group P.L.C.	2,922	49,040
	Imperial Brands P.L.C.	235,945	5,051,653
	Inchcape P.L.C.	239,911	2,833,767
*	Indivior P.L.C.	156,912	359,762

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Informa P.L.C.	122,357	$840,755
	IntegraFin Holdings P.L.C.	3,699	27,278
*	InterContinental Hotels Group P.L.C., ADR	10,590	699,581
*	InterContinental Hotels Group P.L.C.	9,638	636,559
*	International Consolidated Airlines Group SA	197,808	460,711
*	International Personal Finance P.L.C.	90,823	188,529
*	Interserve P.L.C.	391,342	0
	Intertek Group P.L.C.	22,482	1,610,744
	Investec P.L.C.	261,459	993,313
*	ITV P.L.C.	898,247	1,396,730
*	J D Wetherspoon P.L.C.	57,099	900,182
	J Sainsbury P.L.C.	637,563	2,510,613
	James Fisher & Sons P.L.C.	23,025	295,626
	James Halstead P.L.C.	1,935	14,403
	JD Sports Fashion P.L.C.	149,221	1,859,322
*	JET2 P.L.C.	939	16,167
	John Laing Group P.L.C.	148,361	826,215
*	John Menzies P.L.C.	32,521	143,995
*	John Wood Group P.L.C.	304,526	922,461
	Johnson Matthey P.L.C.	37,444	1,547,716
*	Johnson Service Group P.L.C.	19,908	43,086
*	Joules Group P.L.C.	6,431	24,129
	Jupiter Fund Management P.L.C.	131,358	493,676
*	Just Group P.L.C.	354,777	491,726
	Kainos Group P.L.C.	19,376	465,118
	Keller Group P.L.C.	41,282	505,336
*	Kier Group P.L.C.	88,091	154,392
*	Kin & Carta P.L.C.	33,026	110,208
	Kingfisher P.L.C.	623,247	3,201,263
	Lancashire Holdings, Ltd.	61,094	540,671
	Learning Technologies Group P.L.C.	15,824	47,188
	Legal & General Group P.L.C.	839,152	3,039,801
*	Liberty Global P.L.C., Class A	12,282	329,772
*	Liberty Global P.L.C., Class C	30,121	809,041
	Liontrust Asset Management P.L.C.	607	17,655
	Lloyds Banking Group P.L.C.	7,054,514	4,460,336
	Lloyds Banking Group P.L.C., ADR	76,454	190,370
	London Stock Exchange Group P.L.C.	6,680	696,532
*	Lookers P.L.C.	158,309	147,609
*	LSL Property Services P.L.C.	13,855	81,080
	Luceco P.L.C.	27,422	148,111
	Macfarlane Group P.L.C.	5,853	9,104
	Man Group P.L.C.	764,903	2,100,434
*	Marks & Spencer Group P.L.C.	792,794	1,492,459
	Marshalls P.L.C.	130,926	1,328,094
*	Marston's P.L.C.	405,089	471,832
	McBride P.L.C.	89,644	104,872
*	Mears Group P.L.C.	44,682	117,991
*	Mediclinic International P.L.C.	14,240	55,090
*	Mediclinic International P.L.C.	157,328	609,007
*	Meggitt P.L.C.	148,609	968,524
	Melrose Industries P.L.C.	954,748	2,121,709
	Micro Focus International P.L.C., Sponsored ADR	10,253	56,802
	Micro Focus International P.L.C.	93,422	520,520
	Midwich Group P.L.C.	1,835	15,014
*	Mitchells & Butlers P.L.C.	120,639	467,582
*	Mitie Group P.L.C.	537,437	473,420
	MJ Gleeson P.L.C.	650	7,461
	Mondi P.L.C.	93,842	2,601,652

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Mondi P.L.C.	28,076	$781,489
	Moneysupermarket.com Group P.L.C.	224,563	792,556
	Morgan Advanced Materials P.L.C.	146,302	782,270
	Morgan Sindall Group P.L.C.	4,913	159,862
	Morses Club P.L.C.	14,109	16,094
	Mortgage Advice Bureau Holdings, Ltd.	1,138	21,046
*	Motorpoint group P.L.C.	8,534	41,753
*	N Brown Group P.L.C.	101,086	70,376
*	Naked Wines P.L.C.	10,708	130,643
*	National Express Group P.L.C.	240,595	909,222
	National Grid P.L.C.	24,072	307,786
	National Grid P.L.C., Sponsored ADR	17,656	1,135,629
	Natwest Group P.L.C.	368,687	1,034,800
#	Natwest Group P.L.C., Sponsored ADR	68,436	382,557
	NCC Group P.L.C.	38,827	169,766
	Next Fifteen Communications Group P.L.C.	3,775	47,188
*	Next P.L.C.	16,526	1,810,317
*	NMC Health P.L.C.	7,628	2,060
	Norcros P.L.C.	9,498	39,071
	Numis Corp. P.L.C.	29,712	147,740
*	Ocado Group P.L.C.	7,791	200,755
*	On the Beach Group P.L.C.	33,016	149,221
	OSB Group P.L.C.	85,469	574,687
	Oxford Instruments P.L.C.	14,691	492,617
*	Pagegroup P.L.C.	211,547	1,807,219
	Pan African Resources P.L.C.	335,856	80,993
	Paragon Banking Group P.L.C.	107,408	824,573
	PayPoint P.L.C.	33,851	277,493
	Pearson P.L.C.	49,730	599,270
#	Pearson P.L.C., Sponsored ADR	65,631	798,073
*	Pendragon P.L.C.	652,031	163,198
	Pennon Group P.L.C.	28,033	497,438
	Persimmon P.L.C.	87,883	3,544,990
#*	Petrofac, Ltd.	103,891	149,065
#*	Petropavlovsk P.L.C.	1,374,805	409,523
	Pets at Home Group P.L.C.	130,401	847,193
*	Pharos Energy P.L.C.	188,253	62,110
	Phoenix Group Holdings P.L.C.	131,439	1,238,659
*	Photo-Me International P.L.C.	147,102	153,222
*	Playtech P.L.C.	130,345	670,094
	Plus500, Ltd.	15,603	303,655
	Polar Capital Holdings P.L.C.	11,245	137,484
	Porvair P.L.C.	3,245	27,955
	Premier Foods P.L.C.	797,035	1,233,053
*	Provident Financial P.L.C.	49,898	196,421
#	Prudential P.L.C., ADR	37,420	1,402,876
*	PureTech Health P.L.C.	20,364	91,052
	PZ Cussons P.L.C.	45,915	160,222
	QinetiQ Group P.L.C.	243,319	1,112,429
*	Rank Group P.L.C.	79,561	181,868
*	Raven Property Group, Ltd.	50,268	19,727
	Reach P.L.C.	493,049	2,635,601
	Reckitt Benckiser Group P.L.C.	40,379	3,088,980
	Redde Northgate P.L.C.	118,145	694,566
	Redrow P.L.C.	125,857	1,124,469
	RELX P.L.C., Sponsored ADR	56,878	1,685,301
	RELX P.L.C.	19,573	575,334
	RELX P.L.C.	60,337	1,792,078
	Renew Holdings P.L.C.	10,302	106,863

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Renewi P.L.C.	38,420	$275,431
	Renishaw P.L.C.	8,788	625,120
	Rentokil Initial P.L.C.	343,291	2,704,269
*	Restaurant Group P.L.C. (The)	299,996	478,539
	Ricardo P.L.C.	15,024	79,085
	Rightmove P.L.C.	244,958	2,389,432
	Rio Tinto P.L.C.	18,215	1,547,189
	Rio Tinto P.L.C., Sponsored ADR	108,298	9,347,200
	RM P.L.C.	10,751	37,328
	Robert Walters P.L.C.	20,483	190,327
*	Rolls-Royce Holdings P.L.C.	847,959	1,171,133
	Rotork P.L.C.	275,326	1,380,684
	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	290,874	11,504,067
	Royal Dutch Shell P.L.C., Class B	191,029	3,774,575
	Royal Mail P.L.C.	357,518	2,504,904
*	RPS Group P.L.C.	95,848	145,213
	RWS Holdings P.L.C.	19,054	149,959
*	Saga P.L.C.	42,222	207,759
	Sage Group P.L.C. (The)	119,326	1,163,117
	Savills P.L.C.	101,101	1,614,710
	Schroders P.L.C.	13,134	666,999
	Schroders P.L.C.	6,639	235,705
	ScS Group P.L.C.	4,027	16,320
*	Senior P.L.C.	203,484	457,844
	Serco Group P.L.C.	475,337	934,483
	Serica Energy P.L.C.	8,021	17,428
	Severfield P.L.C.	55,690	61,218
	Severn Trent P.L.C.	30,199	1,173,883
*	SIG P.L.C.	232,123	146,975
	Smart Metering Systems P.L.C.	1,778	22,305
	Smith & Nephew P.L.C.	61,606	1,257,180
	Smiths Group P.L.C.	51,233	1,106,959
	Softcat P.L.C.	58,355	1,568,205
	Spectris P.L.C.	33,825	1,678,951
*	Speedy Hire P.L.C.	155,276	151,047
	Spirax-Sarco Engineering P.L.C.	12,847	2,676,632
*	Spire Healthcare Group P.L.C.	151,285	466,438
	Spirent Communications P.L.C.	153,840	543,122
	SSE P.L.C.	214,022	4,291,031
*	SSP Group P.L.C.	226,766	822,335
	St James's Place P.L.C.	54,786	1,207,044
	St. Modwen Properties P.L.C.	92,995	721,778
*	Stagecoach Group P.L.C.	215,233	223,477
	Standard Chartered P.L.C.	395,158	2,368,895
	SThree P.L.C.	31,206	217,155
	Stock Spirits Group P.L.C.	52,562	187,593
	Strix Group P.L.C.	19,524	92,888
*	Studio Retail Group P.L.C.	17,046	67,750
*	Superdry P.L.C.	28,698	149,461
	Synthomer P.L.C.	125,246	921,218
	T Clarke P.L.C.	15,864	30,234
	Tate & Lyle P.L.C.	199,447	2,046,092
	Taylor Wimpey P.L.C.	1,209,854	2,766,049
*	TBC Bank Group P.L.C.	1,324	22,323
*	Ted Baker P.L.C.	25,183	45,877
	Telecom Plus P.L.C.	33,655	479,305
*	Telit Communications P.L.C.	6,860	21,664
	Tesco P.L.C.	871,999	2,823,012
#*	Thomas Cook Group P.L.C.	631,386	0

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Topps Tiles P.L.C.	70,051	$66,550
	TP ICAP Group P.L.C.	481,507	1,309,133
*	Travis Perkins P.L.C.	63,288	1,496,894
*	Trifast P.L.C.	13,102	25,920
	TT Electronics P.L.C.	46,202	171,457
#*	TUI AG	193,007	906,188
*	Tullow Oil P.L.C.	563,110	350,969
	Tyman P.L.C.	8,508	50,041
*	U & I Group P.L.C.	54,799	69,639
	UDG Healthcare P.L.C.	41,417	620,279
	Ultra Electronics Holdings P.L.C.	37,288	1,641,926
	Unilever P.L.C., Sponsored ADR	171,989	9,894,527
	Unilever P.L.C.	12,127	697,928
	Unilever P.L.C.	15,787	909,810
	United Utilities Group P.L.C.	81,928	1,219,866
	Vectura Group P.L.C.	366,678	773,143
*	Vertu Motors P.L.C.	123,159	80,017
	Vesuvius P.L.C.	61,392	455,398
	Victrex P.L.C.	29,693	1,095,009
*	Virgin Money UK P.L.C.	393,407	1,092,313
	Vistry Group P.L.C.	106,702	1,768,403
	Vitec Group P.L.C. (The)	9,290	172,956
	Vivo Energy P.L.C.	60,297	87,953
	Vodafone Group P.L.C.	4,228,268	6,798,851
	Volex P.L.C.	1,437	7,011
	Volution Group P.L.C.	322	2,116
	Vp P.L.C.	4,015	53,008
*	Watches of Switzerland Group P.L.C.	15,310	214,128
	Watkin Jones P.L.C.	70,489	227,820
*	Weir Group P.L.C. (The)	43,729	1,053,015
*	WH Smith P.L.C.	43,220	974,776
*	Whitbread P.L.C.	26,498	1,119,958
*	Wickes Group P.L.C.	70,915	247,691
	Wilmington P.L.C.	3,357	10,210
	Wincanton P.L.C.	28,616	164,566
	Wm Morrison Supermarkets P.L.C.	564,463	2,097,870
	WPP P.L.C., Sponsored ADR	18,997	1,229,106
	WPP P.L.C.	121,750	1,574,597
*	Xaar P.L.C.	26,495	79,552
TOTAL UNITED KINGDOM			408,760,693
UNITED STATES — (0.1%)
#*	Arko Corp.	10,265	85,044
	Clean Seas Seafood, Ltd.	4,119	1,632
	Ovintiv, Inc.	50,676	1,302,640
	Primo Water Corp.	23,099	381,219
	Primo Water Corp.	24,976	412,853
*	Samsonite International SA	551,400	1,026,320
	Sempra Energy	784	103,371
TOTAL UNITED STATES			3,313,079
TOTAL COMMON STOCKS			4,458,961,821
PREFERRED STOCKS — (0.7%)
BRAZIL — (0.2%)
*	Alpargatas SA	7,443	73,540
	Banco ABC Brasil SA	40,326	115,366
	Banco Bradesco SA	65,263	303,869

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
	Shares	Value»

BRAZIL — (Continued)
Banco do Estado do Rio Grande do Sul SA Class B	94,839	$224,704
Banco Pan SA	32,678	129,062
* Braskem SA Class A	14,800	164,105
Centrais Eletricas Brasileiras SA Class B	24,904	193,896
Centrais Eletricas Santa Catarina	4,700	67,446
Cia de Saneamento do Parana	334,905	254,639
Cia de Transmissao de Energia Eletrica Paulista	52,600	243,698
Cia Energetica de Minas Gerais	159,888	366,546
Cia Energetica de Sao Paulo Class B	36,222	162,184
Cia Energetica do Ceara Class A	3,232	37,165
Cia Ferro Ligas da Bahia - FERBASA	15,600	154,884
Cia Paranaense de Energia	220,050	258,572
Eucatex SA Industria e Comercio	10,400	18,411
Gerdau SA	198,623	1,174,596
* Gol Linhas Aereas Inteligentes SA	3,687	14,584
Grazziotin SA	3,100	19,630
Itau Unibanco Holding SA	193,579	1,126,183
Lojas Americanas SA	35,397	48,186
Marcopolo SA	212,533	122,829
Petroleo Brasileiro SA	812,708	4,199,102
Randon SA Implementos e Participacoes	91,000	237,274
Schulz SA	32,600	64,784
* Taurus Armas SA	5,200	26,109
Unipar Carbocloro SA	45,636	801,921
Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	191,146	754,932
TOTAL BRAZIL		11,358,217
CHILE — (0.0%)
Coca-Cola Embonor SA Class B	10,803	13,096
Embotelladora Andina SA Class B	60,988	145,863
TOTAL CHILE		158,959
COLOMBIA — (0.0%)
Banco Davivienda SA	9,863	72,993
Grupo Argos SA	4,347	9,024
Grupo Aval Acciones y Valores SA	357,618	94,430
Grupo de Inversiones Suramericana SA	13,796	57,916
TOTAL COLOMBIA		234,363
GERMANY — (0.5%)
Bayerische Motoren Werke AG	12,142	1,042,196
Biotest AG	4,837	205,366
Draegerwerk AG & Co., KGaA	5,400	496,325
Fuchs Petrolub SE	10,276	512,038
Henkel AG & Co., KGaA	7,178	727,739
Jungheinrich AG	33,703	1,854,063
Porsche Automobil Holding SE	19,080	2,065,050
Sartorius AG	7,040	4,258,585
Schaeffler AG	35,561	309,655
Sixt SE	10,712	887,642
STO SE & Co., KGaA	1,263	320,551
Villeroy & Boch AG	6,080	148,569
Volkswagen AG	34,797	8,475,522
TOTAL GERMANY		21,303,301
PHILIPPINES — (0.0%)
Cebu Air, Inc., 6.000%	59,627	52,907

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»

SOUTH KOREA — (0.0%)
	AMOREPACIFIC Group	120	$4,253
THAILAND — (0.0%)
*	U City PCL	3,207,900	75,153
TOTAL PREFERRED STOCKS			33,187,153
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Service Stream, Ltd. Rights 08/09/21	43,924	0
AUSTRIA — (0.0%)
*	CA Immobilien Anlagen AG Rights 04/20/22	10,074	0
BRAZIL — (0.0%)
*	Gafisa SA Rights 08/23/21	17,315	266
CANADA — (0.0%)
*	Cenovus Energy, Inc. Warrants 01/01/26	9,574	46,044
*	Pan American Silver Corp. Rights 02/22/29	153,368	127,296
*	Pan American Silver Corp. Rights 02/22/29	80,828	67,088
TOTAL CANADA			240,428
GREECE — (0.0%)
*	Ellaktor SA Rights 08/03/21	14,049	4,062
INDONESIA — (0.0%)
*	Citra Marga Nusaphala Persada Tbk PT Warrants 11/14/25	181,008	8,698
MALAYSIA — (0.0%)
*	Frontken Corp. Bhd Warrants 05/03/26	161,150	12,984
*	Kelington Group Bhd Warrants Exp 07/21/21	13,467	0
*	Perak Transit Bhd Warrants 08/02/26	50,675	0
*	Scientex BHD Warrants 01/14/26	24,920	7,086
*	SKP Resources Bhd Warrants 04/25/26	50,760	2,045
TOTAL MALAYSIA			22,115
SAUDI ARABIA — (0.0%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co. Rights 08/05/21	7,172	25,740
SINGAPORE — (0.0%)
#*	Ezion Holdings, Ltd. Warrants 04/16/23	85,767	0
SOUTH KOREA — (0.0%)
*	Comtec Systems Co., Ltd. Rights Exp 07/26/21	9,324	2,237
*	Kukdo Chemical Co., Ltd. Rights 08/12/21	256	7,133
*	Macquariem Korea Infrastructure Fund Rights 08/05/21	4,529	394
*	Tuksu Construction Co., Ltd. Rights 08/10/21	243	687
*	TYC Brother Industrial Co., Ltd. Rights Exp 06/23/21	7,982	0
TOTAL SOUTH KOREA			10,451
TAIWAN — (0.0%)
*	Chen Full International Co., Ltd. Rights 09/02/21	3,932	0
*	Everest Textile Co., Ltd. Rights 09/10/21	74,421	4,790
*	Fitipower Integrated Technology Rights Exp 07/14/21	361	323
*	I Chiun Precision Industry Co., Ltd. Rights 08/16/21	4,832	2,316
*	ITEQ Corp. Rights Exp 07/19/21	19,945	4,992
*	Jia Wei Lifestyle, Inc. Rights Exp 06/25/21	1,328	285

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»

TAIWAN — (Continued)
*	Shin Kong Financial Holding Co., Ltd. Rights 08/13/21	168,975	$5,861
TOTAL TAIWAN			18,567
THAILAND — (0.0%)
*	BTS W6 Warrants 07/22/22	31,300	0
*	BTS W7 Warrants 07/21/22	62,600	0
*	BTS W8 Warrants 07/22/22	125,200	0
*	Erawan Group PCL (The) Warrants 06/14/24	74,285	2,418
*	MBK PCL Warrants 05/15/24	11,947	3,453
*	RS PCL Warrants 05/23/24	27,340	2,845
*	Samart Telcoms PCL Rights 05/17/24	20,617	1,066
*	Sermsang Power Corp. Co., Ltd. Warrants 02/22/22	9,724	1,000
*	Sermsang Power Corp. Co., Ltd. Warrants 05/22/25	24,310	2,175
TOTAL THAILAND			12,957
TOTAL RIGHTS/WARRANTS			343,284
TOTAL INVESTMENT SECURITIES (Cost $3,165,700,550)			4,492,495,425

			Value†
SECURITIES LENDING COLLATERAL — (2.0%)
@§	The DFA Short Term Investment Fund	7,968,101	92,190,931
TOTAL INVESTMENTS — (100.0%)
(Cost $3,257,887,531)^^			$4,584,686,356
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
India	—	$3,167	—	$3,167
Common Stocks
Australia	$4,538,986	189,447,711	—	193,986,697
Austria	—	20,167,620	—	20,167,620
Belgium	1,347,828	35,280,998	—	36,628,826
Brazil	65,774,501	—	—	65,774,501
Canada	316,305,383	791,261	—	317,096,644
Chile	6,420,380	—	—	6,420,380
China	40,612,933	387,030,192	—	427,643,125
Colombia	1,960,169	—	—	1,960,169
Czech Republic	—	1,194,465	—	1,194,465
Denmark	1,927,932	74,321,310	—	76,249,242
Egypt	209,625	137,104	—	346,729
Finland	1,129,001	54,843,362	—	55,972,363
France	3,611,472	240,248,115	—	243,859,587
Germany	7,092,547	206,931,848	—	214,024,395
Greece	—	3,480,848	—	3,480,848
Hong Kong	781,039	80,133,261	—	80,914,300
Hungary	—	3,218,459	—	3,218,459
India	4,840,400	116,018,120	—	120,858,520
Indonesia	294,792	21,924,081	—	22,218,873
Ireland	9,295,804	17,976,033	—	27,271,837
Israel	3,828,488	23,333,423	—	27,161,911
Italy	538,920	69,737,476	—	70,276,396

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Japan	$15,410,309	$664,135,571	—	$679,545,880
Luxembourg	—	10,826	—	10,826
Malaysia	—	23,549,401	—	23,549,401
Mexico	32,732,481	567	—	32,733,048
Netherlands	26,742,375	101,081,584	—	127,823,959
New Zealand	46,168	14,202,625	—	14,248,793
Norway	740,554	27,808,064	—	28,548,618
Peru	361,532	—	—	361,532
Philippines	220,075	11,232,210	—	11,452,285
Poland	—	13,352,926	—	13,352,926
Portugal	4,319	6,899,205	—	6,903,524
Qatar	—	7,965,958	—	7,965,958
Russia	6,726,267	7,504,767	—	14,231,034
Saudi Arabia	106,265	36,001,275	—	36,107,540
Singapore	18,781	26,721,793	—	26,740,574
South Africa	8,865,776	67,061,716	—	75,927,492
South Korea	6,549,218	216,697,220	—	223,246,438
Spain	2,478,266	63,980,928	—	66,459,194
Sweden	1,293,509	115,924,362	—	117,217,871
Switzerland	19,367,296	201,022,763	—	220,390,059
Taiwan	35,580,888	221,643,812	—	257,224,700
Thailand	30,987,174	—	—	30,987,174
Turkey	41,664	8,216,401	—	8,258,065
United Arab Emirates	—	6,875,271	—	6,875,271
United Kingdom	82,502,100	326,258,593	—	408,760,693
United States	2,201,715	1,111,364	—	3,313,079
Preferred Stocks
Brazil	11,358,217	—	—	11,358,217
Chile	158,959	—	—	158,959
Colombia	234,363	—	—	234,363
Germany	—	21,303,301	—	21,303,301
Philippines	—	52,907	—	52,907
South Korea	—	4,253	—	4,253
Thailand	75,153	—	—	75,153
Rights/Warrants
Brazil	—	266	—	266
Canada	—	240,428	—	240,428
Greece	—	4,062	—	4,062
Indonesia	—	8,698	—	8,698
Malaysia	—	22,115	—	22,115
Saudi Arabia	—	25,740	—	25,740
South Korea	—	10,451	—	10,451
Taiwan	—	18,567	—	18,567
Thailand	—	12,957	—	12,957
Securities Lending Collateral	—	92,190,931	—	92,190,931
TOTAL	$755,313,624	$3,829,372,732	—	$4,584,686,356

VA U.S. Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.0%)
COMMUNICATION SERVICES — (3.0%)
*	AMC Networks, Inc., Class A	11,736	$587,269
	ATN International, Inc.	6,726	289,554
#*	Ballantyne Strong, Inc.	3,604	13,911
*	Beasley Broadcast Group, Inc., Class A	1,850	4,921
#*	Boston Omaha Corp., Class A	5,236	171,270
*	Cars.com, Inc.	22,427	270,918
*	Cincinnati Bell, Inc.	420	6,443
*	comScore, Inc.	17,263	69,225
#*	Consolidated Communications Holdings, Inc.	29,899	229,923
*	Cumulus Media, Inc., Class A	6,195	73,039
*	Daily Journal Corp.	144	47,952
	DallasNews Corp.	1,691	11,330
*	DHI Group, Inc.	19,403	77,612
*	Entercom Communications Corp.	53,455	190,834
	Entravision Communications Corp., Class A	24,076	148,067
	EW Scripps Co. (The), Class A	21,831	416,536
#*	Fluent, Inc.	20,680	51,493
*	Gaia, Inc.	2,866	34,134
*	Gannett Co., Inc.	42,751	246,673
	Gray Television, Inc.	34,432	763,357
*	Hemisphere Media Group, Inc.	4,820	61,262
	Interpublic Group of Cos., Inc. (The)	41,246	1,458,459
*	Iridium Communications, Inc.	11,052	466,726
	John Wiley & Sons, Inc., Class A	8,800	517,264
*	Liberty Latin America, Ltd., Class A	13,962	190,581
*	Liberty Latin America, Ltd., Class C	44,767	619,128
*	Liberty Media Corp.-Liberty Formula One, Class A	4,951	205,269
*	Liberty Media Corp.-Liberty Formula One, Class C	41,381	1,942,010
#*	Lions Gate Entertainment Corp., Class A	22,345	335,845
*	Lions Gate Entertainment Corp., Class B	33,064	441,735
*	Madison Square Garden Entertainment Corp.	2,806	196,308
#*	Magnite, Inc.	919	27,846
*	Marchex, Inc., Class B	494	1,255
#*	Marcus Corp. (The)	6,332	101,755
*	Meredith Corp.	9,874	430,901
	Nexstar Media Group, Inc., Class A	10,495	1,543,500
*	ORBCOMM, Inc.	27,173	306,783
*	QuinStreet, Inc.	8,791	161,227
*	Reading International, Inc., Class A	5,626	29,593
	Saga Communications, Inc., Class A	1,966	42,918
	Scholastic Corp.	8,907	299,364
	Spok Holdings, Inc.	6,453	53,173
	TEGNA, Inc.	36,120	640,046
	Telephone and Data Systems, Inc.	33,102	739,830
*	Townsquare Media, Inc., Class A	1,365	16,776
*	TrueCar, Inc.	30,254	159,136
*	United States Cellular Corp.	9,356	340,184
*	Yelp, Inc.	7,894	295,236
TOTAL COMMUNICATION SERVICES			15,328,571
CONSUMER DISCRETIONARY — (13.8%)
#*	1-800-Flowers.com, Inc., Class A	4,007	122,214
	Aaron's Co., Inc. (The)	5,963	172,152

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Abercrombie & Fitch Co., Class A	24,946	$943,208
	Acushnet Holdings Corp.	17,555	899,343
*	Adient P.L.C.	10,173	428,588
*	Adtalem Global Education, Inc.	21,113	767,246
	Advance Auto Parts, Inc.	9,272	1,966,220
*	American Axle & Manufacturing Holdings, Inc.	51,692	500,895
#	American Eagle Outfitters, Inc.	6,190	213,369
*	American Outdoor Brands, Inc.	6,121	165,145
*	American Public Education, Inc.	7,426	219,958
*	America's Car-Mart, Inc.	1,066	169,494
#*	Ark Restaurants Corp.	411	6,494
*	Asbury Automotive Group, Inc.	3,311	680,278
	Autoliv, Inc.	14,588	1,471,637
*	AutoNation, Inc.	26,251	3,185,034
*	Barnes & Noble Education, Inc.	17,003	141,975
	Bassett Furniture Industries, Inc.	5,100	116,178
*	Beazer Homes USA, Inc.	3,312	60,477
#	Big 5 Sporting Goods Corp.	7,076	155,106
	Big Lots, Inc.	12,940	745,473
*	Biglari Holdings, Inc., Class A	30	23,851
*	Biglari Holdings, Inc., Class B	623	102,452
*	BJ's Restaurants, Inc.	1,934	78,482
*	Bluegreen Vacations Holding Corp.	5,301	91,760
*	Boot Barn Holdings, Inc.	6,193	535,199
	BorgWarner, Inc.	54,605	2,674,553
#	Buckle, Inc. (The)	3,729	156,916
*	Build-A-Bear Workshop, Inc.	7,383	112,222
*	Capri Holdings, Ltd.	19,216	1,082,053
	Carriage Services, Inc.	7,780	289,260
*	Carrols Restaurant Group, Inc.	20,081	98,598
	Cato Corp. (The), Class A	9,508	156,882
*	Cavco Industries, Inc.	1,774	416,890
	Century Communities, Inc.	11,555	802,495
*	Charles & Colvard, Ltd.	6,594	17,474
*	Chico's FAS, Inc.	24,260	149,927
*	Chuy's Holdings, Inc.	6,200	204,600
*	Citi Trends, Inc.	4,308	343,563
	Clarus Corp.	3,414	97,367
#*	Conn's, Inc.	9,535	212,058
*	Container Store Group, Inc. (The)	15,882	167,079
»	Contra Zagg, Inc.	14,243	1,282
*	Cooper-Standard Holdings, Inc.	5,364	139,732
	Core-Mark Holding Co., Inc.	7,154	307,908
	Crown Crafts, Inc.	1,600	11,728
	Culp, Inc.	4,293	64,266
	Dana, Inc.	41,668	1,006,699
	Del Taco Restaurants, Inc.	12,572	106,988
*	Delta Apparel, Inc.	2,240	71,680
*	Designer Brands, Inc., Class A	6,204	90,392
#	Dick's Sporting Goods, Inc.	16,299	1,697,378
	Dillard's, Inc., Class A	7,236	1,326,142
*	Dorman Products, Inc.	2,313	233,960
	Dover Motorsports, Inc.	3,360	7,762
*	El Pollo Loco Holdings, Inc.	9,809	182,545
	Escalade, Inc.	3,057	69,394
	Ethan Allen Interiors, Inc.	8,993	213,764
#*	Fiesta Restaurant Group, Inc.	9,301	124,540
	Flexsteel Industries, Inc.	3,534	121,923
	Foot Locker, Inc.	20,555	1,172,868

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Fossil Group, Inc.	15,942	$201,188
#	Franchise Group, Inc.	1,670	56,713
*	Funko, Inc., Class A	1,944	36,275
	Gap, Inc. (The)	3,197	93,256
*	Genesco, Inc.	5,677	326,144
*	Gentherm, Inc.	2,973	246,551
*	G-III Apparel Group, Ltd.	11,226	335,208
*	Goodyear Tire & Rubber Co. (The)	96,810	1,520,885
	Graham Holdings Co., Class B	1,254	833,484
*	Green Brick Partners, Inc.	11,839	296,804
	Group 1 Automotive, Inc.	5,236	909,703
#	Guess?, Inc.	16,277	363,303
	Harley-Davidson, Inc.	10,453	414,148
#	Haverty Furniture Cos., Inc.	7,037	253,262
#	Hibbett, Inc.	6,411	568,399
#	Hooker Furniture Corp.	4,223	140,161
*	Horizon Global Corp.	2,583	22,989
*	Houghton Mifflin Harcourt Co.	11,887	134,561
*	iRobot Corp.	2,338	204,575
*	J Alexander's Holdings, Inc.	3,615	49,923
	Johnson Outdoors, Inc., Class A	2,148	254,259
	KB Home	22,037	935,250
	Kohl's Corp.	32,756	1,664,005
*	Lakeland Industries, Inc.	3,668	98,889
*	Lands' End, Inc.	7,825	299,932
*	Laureate Education, Inc., Class A	18,755	277,762
	La-Z-Boy, Inc.	11,360	381,469
*	Lazydays Holdings, Inc.	1,339	27,945
	LCI Industries	2,101	306,368
	Lear Corp.	5,650	988,637
*	Legacy Housing Corp.	700	12,348
#*	LGI Homes, Inc.	3,672	627,545
	Lifetime Brands, Inc.	3,891	58,637
#*	Lincoln Educational Services Corp.	5,134	35,630
*	Liquidity Services, Inc.	6,742	133,761
#	Lithia Motors, Inc., Class A	4,424	1,668,821
*	Lumber Liquidators Holdings, Inc.	4,600	87,768
*	M/I Homes, Inc.	5,985	387,289
*	Macy's, Inc.	55,859	949,603
#*	MarineMax, Inc.	7,358	395,787
*	Marriott Vacations Worldwide Corp.	3,102	457,142
	MDC Holdings, Inc.	16,067	856,692
»	Media General, Inc.	11,816	666
*	Meritage Homes Corp.	9,691	1,052,249
*	Modine Manufacturing Co.	16,550	276,882
*	Mohawk Industries, Inc.	10,355	2,018,189
*	Monarch Casino & Resort, Inc.	777	49,611
#	Monro, Inc.	4,434	257,172
*	Motorcar Parts of America, Inc.	7,253	161,307
	Movado Group, Inc.	4,697	141,239
#*	Nautilus, Inc.	5,316	76,816
*	New Home Co., Inc. (The)	4,689	41,732
	Newell Brands, Inc.	9,950	246,263
*	ODP Corp. (The)	14,031	664,087
	Oxford Industries, Inc.	2,842	247,055
	Patrick Industries, Inc.	1,978	163,442
#	Penske Automotive Group, Inc.	18,053	1,599,496
*	Perdoceo Education Corp.	18,321	217,287
*	Playa Hotels & Resorts NV	51,695	345,840

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Potbelly Corp.	3,421	$23,879
*	PVH Corp.	15,182	1,588,341
	Qurate Retail, Inc., Class A	95,930	1,137,730
	RCI Hospitality Holdings, Inc.	2,105	132,110
	Rent-A-Center, Inc.	2,475	141,620
	Rocky Brands, Inc.	1,900	103,360
*	Select Interior Concepts, Inc., Class A	4,036	44,154
	Shoe Carnival, Inc.	9,996	336,865
	Signet Jewelers, Ltd.	17,468	1,123,891
*	Skyline Champion Corp.	2,791	157,412
	Smith & Wesson Brands, Inc.	8,647	202,772
	Sonic Automotive, Inc., Class A	9,081	495,369
*	Sportsman's Warehouse Holdings, Inc.	2,400	42,408
*	Stamps.com, Inc.	2,816	920,156
	Standard Motor Products, Inc.	8,648	361,140
*	Stoneridge, Inc.	6,084	176,132
	Strategic Education, Inc.	488	38,694
*	Strattec Security Corp.	1,214	49,993
*	Stride, Inc.	11,866	363,812
#	Superior Group of Cos, Inc.	4,672	109,372
*	Tapestry, Inc.	4,834	204,478
*	Taylor Morrison Home Corp.	31,219	837,294
#	Thor Industries, Inc.	3,864	457,343
	Tilly's, Inc., Class A	10,706	158,770
	Toll Brothers, Inc.	41,698	2,471,440
#*	TravelCenters of America, Inc.	3,204	92,660
*	Tri Pointe Homes, Inc.	44,693	1,077,995
*	Unifi, Inc.	6,960	164,186
*	Universal Electronics, Inc.	3,509	164,011
*	Universal Technical Institute, Inc.	8,376	50,926
*	Urban Outfitters, Inc.	29,491	1,096,475
*	Vera Bradley, Inc.	12,647	139,243
*	Vista Outdoor, Inc.	21,381	863,579
*	VOXX International Corp.	8,189	93,518
	Weyco Group, Inc.	4,329	96,580
	Winnebago Industries, Inc.	7,482	537,731
*	Zovio, Inc.	7,465	18,289
*	Zumiez, Inc.	9,329	407,211
TOTAL CONSUMER DISCRETIONARY			69,848,459
CONSUMER STAPLES — (4.7%)
	Alico, Inc.	2,845	107,569
	Andersons, Inc. (The)	14,124	377,111
#	B&G Foods, Inc.	4,873	139,953
	Bunge, Ltd.	24,310	1,887,185
	Calavo Growers, Inc.	800	45,072
	Cal-Maine Foods, Inc.	9,812	342,341
	Casey's General Stores, Inc.	255	50,416
#*	Central Garden & Pet Co.	3,513	169,643
*	Central Garden & Pet Co., Class A	9,705	420,324
*	Darling Ingredients, Inc.	34,200	2,362,194
	Edgewell Personal Care Co.	13,336	547,843
*	Farmer Bros Co.	3,541	34,312
	Flowers Foods, Inc.	13,722	323,290
	Fresh Del Monte Produce, Inc.	18,393	567,608
#*	Grocery Outlet Holding Corp.	9,107	301,624
#*	Hain Celestial Group, Inc. (The)	6,518	260,133
#*	Hostess Brands, Inc.	25,263	406,482
#	Ingles Markets, Inc., Class A	4,679	279,617

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Ingredion, Inc.	19,481	$1,710,627
#	J&J Snack Foods Corp.	588	96,655
*	Landec Corp.	11,351	124,180
	Limoneira Co.	6,683	119,692
#	MGP Ingredients, Inc.	2,185	130,335
*	Molson Coors Beverage Co., Class B	50,223	2,455,402
*	Natural Alternatives International, Inc.	1,808	31,857
	Natural Grocers by Vitamin Cottage, Inc.	9,245	103,359
	Nature's Sunshine Products, Inc.	3,068	53,966
	Nu Skin Enterprises, Inc., Class A	8,787	471,774
#	Ocean Bio-Chem, Inc.	2,771	32,615
	Oil-Dri Corp. of America	882	31,373
*	Performance Food Group Co.	1,037	47,515
*	Pilgrim's Pride Corp.	18,165	402,355
*	Post Holdings, Inc.	18,068	1,849,079
	PriceSmart, Inc.	6,435	577,477
#*	Rite Aid Corp.	13,513	205,398
	Sanderson Farms, Inc.	4,750	887,490
	Seaboard Corp.	148	608,280
*	Seneca Foods Corp., Class A	2,914	159,512
#*	Simply Good Foods Co. (The)	18,777	703,762
	SpartanNash Co.	11,307	219,921
	Spectrum Brands Holdings, Inc.	6,091	532,049
#*	Sprouts Farmers Market, Inc.	18,713	459,966
#	Tootsie Roll Industries, Inc.	4,802	165,141
*	TreeHouse Foods, Inc.	10,496	466,022
*	United Natural Foods, Inc.	20,667	684,491
	Universal Corp.	6,917	360,791
*	US Foods Holding Corp.	28,221	969,109
#	Village Super Market, Inc., Class A	4,625	104,294
#	Weis Markets, Inc.	9,607	505,809
*	Willamette Valley Vineyards, Inc.	206	2,651
TOTAL CONSUMER STAPLES			23,895,664
ENERGY — (7.0%)
	Adams Resources & Energy, Inc.	489	13,066
#*	Alto Ingredients, Inc.	2,489	13,192
#	Antero Midstream Corp.	66,837	634,951
*	Antero Resources Corp.	88,097	1,198,119
	APA Corp.	21,495	403,031
	Archrock, Inc.	60,721	522,808
*	Ardmore Shipping Corp.	14,641	53,147
	Berry Corp.	31,568	175,202
	Bonanza Creek Energy, Inc.	6,571	252,786
*	Bristow Group, Inc.	2,299	59,728
	Cabot Oil & Gas Corp.	49,217	787,472
*	Callon Petroleum Co.	7,420	292,051
#*	Centennial Resource Development, Inc., Class A	49,831	259,620
*	ChampionX Corp.	32,148	747,120
	Chesapeake Energy Corp.	899	48,591
*	Clean Energy Fuels Corp.	47,807	359,031
*	CNX Resources Corp.	65,883	797,184
*	Comstock Resources, Inc.	11,205	68,126
*	CONSOL Energy, Inc.	11,372	238,926
#	Continental Resources, Inc.	49,817	1,701,251
	CVR Energy, Inc.	8,939	122,107
*	Dawson Geophysical Co.	8,749	23,710
	Delek US Holdings, Inc.	25,103	436,290
*	Denbury, Inc.	4,834	317,642

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Devon Energy Corp.	126,279	$3,263,049
	DHT Holdings, Inc.	53,915	312,707
	Diamondback Energy, Inc.	5,369	414,111
*	Dorian LPG, Ltd.	9,666	116,959
*	Dril-Quip, Inc.	10,838	309,750
*	Earthstone Energy, Inc., Class A	16,314	160,367
	EnLink Midstream LLC	104,756	583,491
*	EQT Corp.	70,744	1,300,982
	Equitrans Midstream Corp.	57,100	469,362
*	Exterran Corp.	10,215	44,742
#*	Forum Energy Technologies, Inc.	844	18,332
#*	Frank's International NV	46,834	128,793
*	FTS International, Inc., Class A	667	13,033
*	Geospace Technologies Corp.	4,922	42,969
#*	Goodrich Petroleum Corp.	1,064	17,045
#*	Green Plains, Inc.	11,208	396,315
*	Gulf Island Fabrication, Inc.	6,655	30,347
#*	Helix Energy Solutions Group, Inc.	46,931	194,764
	Helmerich & Payne, Inc.	22,486	644,674
	HollyFrontier Corp.	42,595	1,252,293
*	Independence Contract Drilling, Inc.	257	812
	International Seaways, Inc.	7,988	131,403
#*	KLX Energy Services Holdings, Inc.	971	5,855
*	Kosmos Energy, Ltd.	52,843	122,067
#*	Liberty Oilfield Services, Inc., Class A	4,713	48,025
#*	Mammoth Energy Services, Inc.	2,793	10,222
	Marathon Oil Corp.	169,881	1,968,921
	Matador Resources Co.	37,489	1,158,410
	Murphy Oil Corp.	56,393	1,224,292
*	Nabors Industries, Ltd.	2,457	215,012
	NACCO Industries, Inc., Class A	2,143	53,725
#*	National Energy Services Reunited Corp.	943	12,165
*	Natural Gas Services Group, Inc.	4,280	42,800
*	Newpark Resources, Inc.	31,205	100,792
*	NexTier Oilfield Solutions, Inc.	64,646	246,948
	Nordic American Tankers, Ltd.	31,404	81,964
*	NOV, Inc.	14,997	207,109
*	Oceaneering International, Inc.	8,580	113,771
*	Oil States International, Inc.	26,031	147,335
*	Overseas Shipholding Group, Inc., Class A	29,817	79,313
#	Patterson-UTI Energy, Inc.	59,204	474,816
*	PBF Energy, Inc., Class A	30,503	279,713
	PDC Energy, Inc.	34,743	1,374,086
*	Peabody Energy Corp.	21,777	255,009
*	Penn Virginia Corp.	3,927	72,610
	PHX Minerals, Inc.	9,307	28,107
*	ProPetro Holding Corp.	32,443	244,945
*	Range Resources Corp.	88,796	1,352,363
*	Renewable Energy Group, Inc.	15,040	921,200
*	REX American Resources Corp.	2,114	173,348
*	RPC, Inc.	38,174	160,331
*	SandRidge Energy, Inc.	13,033	77,937
	Scorpio Tankers, Inc.	16,264	265,916
#*	SEACOR Marine Holdings, Inc.	6,515	25,278
*	Select Energy Services, Inc., Class A	27,682	164,708
	SFL Corp., Ltd.	34,132	234,487
*	SilverBow Resources, Inc.	2,476	49,074
	SM Energy Co.	36,523	682,980
#*	Smart Sand, Inc.	3,473	9,829

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Solaris Oilfield Infrastructure, Inc., Class A	10,686	$92,968
*	Talos Energy, Inc.	23,991	276,856
	Targa Resources Corp.	14,902	627,523
*	Technip Energies NV, ADR	12,567	170,283
*	TechnipFMC P.L.C.	92,473	667,655
#*	Teekay Corp.	400	1,196
#*	Teekay Tankers, Ltd., Class A	9,883	125,020
*	Tidewater, Inc.	13,379	151,450
#*	Transocean, Ltd.	86,442	312,056
*	US Silica Holdings, Inc.	27,830	281,083
*	VAALCO Energy, Inc.	2,395	6,826
*	Whiting Petroleum Corp.	1,592	74,665
	World Fuel Services Corp.	17,483	602,464
TOTAL ENERGY			35,446,959
FINANCIALS — (26.5%)
	1st Constitution Bancorp	713	15,394
	1st Source Corp.	6,479	296,673
	ACNB Corp.	539	15,054
	Alerus Financial Corp.	400	11,180
*	Alleghany Corp.	3,046	2,019,803
	Allegiance Bancshares, Inc.	8,118	296,063
	Ally Financial, Inc.	18,553	952,882
	Altabancorp	3,394	137,084
	Amalgamated Financial Corp.	664	10,199
	A-Mark Precious Metals, Inc.	655	33,366
*	Ambac Financial Group, Inc.	11,213	162,813
*	Amerant Bancorp, Inc.	1,769	39,183
	American Equity Investment Life Holding Co.	41,200	1,322,108
	American National Bankshares, Inc.	4,049	127,908
	American National Group, Inc.	5,392	889,572
#	American River Bankshares	1,879	36,904
	Ameris Bancorp	21,207	1,030,872
	AmeriServ Financial, Inc.	6,300	23,877
	Ames National Corp.	601	14,178
	Argo Group International Holdings, Ltd.	8,598	448,214
	Arrow Financial Corp.	5,997	216,192
	Associated Banc-Corp	58,699	1,162,240
	Assured Guaranty, Ltd.	28,997	1,386,347
*	Athene Holding, Ltd., Class A	51,792	3,346,799
*	Atlantic Capital Bancshares, Inc.	8,346	200,304
	Atlantic Union Bankshares Corp.	26,724	947,900
	Auburn National BanCorp, Inc.	44	1,488
	Axis Capital Holdings, Ltd.	20,107	1,022,843
*	Axos Financial, Inc.	10,810	517,259
	Banc of California, Inc.	21,123	361,626
	BancFirst Corp.	613	34,009
*	Bancorp, Inc. (The)	12,957	302,805
	BancorpSouth Bank	19,210	495,618
	Bank of Commerce Holdings	4,233	57,019
	Bank of Marin Bancorp	5,380	186,686
	Bank of NT Butterfield & Son, Ltd. (The)	1,259	41,723
	Bank OZK	38,152	1,553,168
	BankFinancial Corp.	6,411	73,214
	BankUnited, Inc.	21,266	841,708
	Bankwell Financial Group, Inc.	1,038	29,915
	Banner Corp.	11,924	632,449
	Bar Harbor Bankshares	4,374	125,271
*	Baycom Corp.	1,156	21,155

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	BCB Bancorp, Inc.	5,311	$79,877
	Berkshire Hills Bancorp, Inc.	17,908	484,232
*	Blucora, Inc.	14,134	238,299
	BOK Financial Corp.	13,291	1,116,577
*	Bridgewater Bancshares, Inc.	2,201	35,700
*	Brighthouse Financial, Inc.	5,159	222,147
	Brookline Bancorp, Inc.	26,389	379,210
	Bryn Mawr Bank Corp.	8,524	333,544
	Byline Bancorp, Inc.	9,622	236,797
	C&F Financial Corp.	703	36,739
	Cadence BanCorp	42,189	801,591
	Cambridge Bancorp	439	37,570
	Camden National Corp.	4,436	198,600
*	Cannae Holdings, Inc.	1,905	63,341
#	Capital City Bank Group, Inc.	6,830	166,242
	Capitol Federal Financial, Inc.	44,039	488,393
	Capstar Financial Holdings, Inc.	4,420	93,704
*	Carter Bankshares, Inc.	2,444	28,033
	Cathay General Bancorp	23,200	878,584
#	CBTX, Inc.	2,840	74,692
	Central Pacific Financial Corp.	6,301	161,306
	Central Valley Community Bancorp	2,922	65,424
	Century Bancorp, Inc., Class A	634	72,517
	Chemung Financial Corp.	665	30,524
	CIT Group, Inc.	23,242	1,121,194
#	Citizens & Northern Corp.	3,717	91,810
#	Citizens Community Bancorp, Inc.	2,054	28,448
	Citizens Holding Co.	171	3,010
	City Holding Co.	2,366	179,012
	Civista Bancshares, Inc.	4,446	101,769
	CNA Financial Corp.	630	27,726
	CNB Financial Corp.	6,135	141,473
	CNO Financial Group, Inc.	28,026	640,114
	Codorus Valley Bancorp, Inc.	1,078	23,533
	Columbia Banking System, Inc.	23,095	806,939
	Comerica, Inc.	19,906	1,366,746
	Community Bankers Trust Corp.	5,147	54,558
	Community Financial Corp. (The)	360	13,162
	Community Trust Bancorp, Inc.	7,289	289,811
	ConnectOne Bancorp, Inc.	15,182	399,287
*	Consumer Portfolio Services, Inc.	5,621	27,936
	Cowen, Inc., Class A	9,884	395,162
*	CrossFirst Bankshares, Inc.	7,461	103,036
*	Customers Bancorp, Inc.	15,667	567,459
	CVB Financial Corp.	10,218	194,755
	Dime Community Bancshares, Inc.	14,352	473,903
	Donegal Group, Inc., Class A	7,034	108,816
	Donegal Group, Inc., Class B	592	9,058
*	Donnelley Financial Solutions, Inc.	15,606	502,669
	Eagle Bancorp Montana, Inc.	600	13,320
	Eagle Bancorp, Inc.	7,739	425,877
#*	Elevate Credit, Inc.	9,600	34,752
	Employers Holdings, Inc.	9,698	402,661
#*	Encore Capital Group, Inc.	9,845	466,062
*	Enova International, Inc.	16,745	554,092
*	Enstar Group, Ltd.	2,602	668,766
	Enterprise Bancorp, Inc.	925	30,248
	Enterprise Financial Services Corp.	5,131	228,689
*	Equity Bancshares, Inc., Class A	5,950	175,287

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	ESSA Bancorp, Inc.	1,308	$21,360
	Essent Group, Ltd.	112	5,059
	Evans Bancorp, Inc.	605	23,637
	Everest Re Group, Ltd.	8,793	2,223,134
*	EZCORP, Inc., Class A	26,952	154,165
	Farmers National Banc Corp.	6,114	93,850
	FB Financial Corp.	6,292	237,901
	Federal Agricultural Mortgage Corp., Class C	1,759	171,503
	FedNat Holding Co.	7,359	18,618
	Fidelity National Financial, Inc.	14,920	665,581
	Financial Institutions, Inc.	6,494	191,183
	First American Financial Corp.	15,159	1,020,352
	First BanCorp	55,624	674,719
	First BanCorp	8,687	347,480
	First Bancorp, Inc. (The)	1,809	52,570
	First Bancshares, Inc. (The)	4,137	159,564
	First Bank	2,661	35,458
	First Busey Corp.	15,912	375,523
	First Business Financial Services, Inc.	1,519	41,894
	First Commonwealth Financial Corp.	25,463	335,348
	First Community Bancshares, Inc.	6,810	198,852
	First Financial Bancorp	27,539	619,627
	First Financial Corp.	2,966	118,788
	First Financial Northwest, Inc.	2,949	47,479
	First Foundation, Inc.	10,490	247,249
	First Hawaiian, Inc.	11,488	316,265
	First Horizon Corp.	138,417	2,138,543
	First Internet Bancorp	3,865	117,032
	First Interstate BancSystem, Inc., Class A	8,864	371,579
	First Merchants Corp.	11,796	480,451
	First Mid Bancshares, Inc.	4,394	178,792
	First Midwest Bancorp, Inc.	27,485	493,081
	First Northwest Bancorp	2,324	43,691
	First of Long Island Corp. (The)	9,276	199,898
*	First Western Financial, Inc.	277	7,180
	Flagstar Bancorp, Inc.	16,766	767,212
	Flushing Financial Corp.	13,151	289,980
	FNB Corp.	70,804	811,414
	FS Bancorp, Inc.	1,598	55,578
	Fulton Financial Corp.	42,999	658,745
*	Genworth Financial, Inc., Class A	80,473	268,780
#	German American Bancorp, Inc.	2,209	83,279
	Global Indemnity Group LLC, Class A	4,049	104,100
	Globe Life, Inc.	17,720	1,649,909
	Great Southern Bancorp, Inc.	5,583	290,483
	Great Western Bancorp, Inc.	17,188	529,390
*	Greenlight Capital Re, Ltd., Class A	16,535	145,508
	Guaranty Bancshares, Inc.	1,107	37,029
	Guaranty Federal Bancshares, Inc.	100	2,417
*	Hallmark Financial Services, Inc.	5,065	24,160
	Hancock Whitney Corp.	22,857	999,079
	Hanmi Financial Corp.	14,312	260,908
	HarborOne Bancorp, Inc.	14,610	198,842
	Heartland Financial USA, Inc.	7,770	354,467
	Heritage Commerce Corp.	26,037	282,241
	Heritage Financial Corp.	14,180	343,014
	Heritage Insurance Holdings, Inc.	11,019	80,879
	Hilltop Holdings, Inc.	21,057	667,086
*	HMN Financial, Inc.	750	16,658

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Home Bancorp, Inc.	1,226	$43,057
	Home BancShares, Inc.	6,564	139,026
	HomeStreet, Inc.	8,369	315,595
	HomeTrust Bancshares, Inc.	4,946	130,228
	Hope Bancorp, Inc.	36,109	478,444
	Horace Mann Educators Corp.	10,658	424,295
	Horizon Bancorp, Inc.	17,734	296,335
*	Howard Bancorp, Inc.	1,177	23,187
	Huntington Bancshares, Inc.	74,537	1,049,481
	Independence Holding Co.	5,187	232,066
	Independent Bank Corp.	5,387	380,753
	Independent Bank Corp.	6,981	146,810
	Independent Bank Group, Inc.	11,983	835,215
	International Bancshares Corp.	19,438	759,637
	Invesco, Ltd.	102,106	2,489,344
	Investar Holding Corp.	701	15,387
	Investors Bancorp, Inc.	74,414	1,028,401
	Investors Title Co.	125	20,816
	Janus Henderson Group P.L.C.	15,777	660,110
	Jefferies Financial Group, Inc.	52,955	1,757,576
	Kearny Financial Corp.	32,945	396,328
	Kemper Corp.	10,505	693,435
	Kentucky First Federal Bancorp	120	859
	Kingstone Cos., Inc.	2,182	16,540
	Lakeland Bancorp, Inc.	20,083	328,759
	Landmark Bancorp, Inc.	236	6,516
	LCNB Corp.	2,550	42,942
*	LendingClub Corp.	7,796	190,222
	Level One Bancorp, Inc.	180	4,912
	Lincoln National Corp.	42,447	2,615,584
	Luther Burbank Corp.	4,281	55,482
	Macatawa Bank Corp.	11,582	96,362
	Mackinac Financial Corp.	1,679	34,033
#*	Maiden Holdings, Ltd.	19,322	65,308
*	Malvern Bancorp, Inc.	496	9,260
	Marlin Business Services Corp.	3,590	80,990
#*	MBIA, Inc.	26,055	340,018
	Mercantile Bank Corp.	6,679	208,719
	Merchants Bancorp	3,623	132,747
	Mercury General Corp.	6,310	383,837
	Meridian Bancorp, Inc.	18,951	362,154
	Meta Financial Group, Inc.	6,239	310,078
*	Metropolitan Bank Holding Corp.	1,204	85,520
	MGIC Investment Corp.	30,705	424,957
#	Mid Penn Bancorp, Inc.	1,178	30,687
	Midland States Bancorp, Inc.	7,654	188,365
	MidWestOne Financial Group, Inc.	4,200	122,346
*	Mr Cooper Group, Inc.	17,011	632,469
	National Bank Holdings Corp., Class A	7,326	259,780
	National Bankshares, Inc.	1,210	43,742
	National Western Life Group, Inc., Class A	1,316	273,583
	Navient Corp.	66,562	1,359,862
	NBT Bancorp, Inc.	8,450	294,483
	Nelnet, Inc., Class A	10,979	826,719
#	New York Community Bancorp, Inc.	120,803	1,423,059
»	NewStar Financial, Inc.	13,529	1,375
#*	NI Holdings, Inc.	966	19,098
*	Nicholas Financial, Inc.	1,554	16,939
*	Nicolet Bankshares, Inc.	2,075	150,209

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	NMI Holdings, Inc., Class A	9,169	$201,901
	Northeast Bank	3,766	120,173
	Northfield Bancorp, Inc.	21,066	346,536
	Northrim BanCorp, Inc.	1,773	72,374
	Northwest Bancshares, Inc.	31,418	418,174
	Norwood Financial Corp.	66	1,657
	OceanFirst Financial Corp.	19,285	376,058
*	Ocwen Financial Corp.	1,622	42,415
	OFG Bancorp	18,388	424,763
	Ohio Valley Banc Corp.	197	4,862
	Old National Bancorp	42,933	690,792
	Old Republic International Corp.	57,401	1,415,509
	Old Second Bancorp, Inc.	11,322	131,109
	OneMain Holdings, Inc.	8,857	540,277
#*	Oportun Financial Corp.	1,198	25,254
	Oppenheimer Holdings, Inc., Class A	5,326	239,404
	Origin Bancorp, Inc.	2,232	90,798
	Orrstown Financial Services, Inc.	1,855	42,758
	Pacific Premier Bancorp, Inc.	25,390	964,312
	PacWest Bancorp	30,208	1,202,883
#	Park National Corp.	274	31,211
	Parke Bancorp, Inc.	2,379	47,485
*	Patriot National Bancorp, Inc.	60	532
	PCB Bancorp	869	16,459
	PCSB Financial Corp.	4,376	78,943
	Peapack-Gladstone Financial Corp.	10,952	352,764
	Penns Woods Bancorp, Inc.	1,099	25,837
	Peoples Bancorp, Inc.	10,398	306,637
	People's United Financial, Inc.	108,213	1,698,944
	Pinnacle Financial Partners, Inc.	11,687	1,047,272
	Popular, Inc.	24,047	1,749,660
*	PRA Group, Inc.	14,604	566,489
	Preferred Bank	4,632	273,195
	Premier Financial Bancorp, Inc.	3,685	62,719
	Premier Financial Corp.	13,318	356,656
	Primis Financial Corp.	7,891	122,705
	ProAssurance Corp.	11,602	235,289
	PROG Holdings, Inc.	2,249	98,439
	Prosperity Bancshares, Inc.	19,850	1,353,571
	Provident Financial Holdings, Inc.	3,183	53,665
	Provident Financial Services, Inc.	20,107	434,311
	Prudential Bancorp, Inc.	1,535	21,644
	QCR Holdings, Inc.	5,681	278,880
	Radian Group, Inc.	26,033	587,825
	RBB Bancorp	3,627	86,794
	Regional Management Corp.	4,234	219,025
	Reinsurance Group of America, Inc.	16,306	1,796,595
	Reliant Bancorp, Inc.	489	13,594
	RenaissanceRe Holdings, Ltd.	6,730	1,027,604
	Renasant Corp.	17,308	608,895
	Republic Bancorp, Inc., Class A	5,932	289,244
#*	Republic First Bancorp, Inc.	21,395	78,948
	Riverview Bancorp, Inc.	6,235	43,520
	S&T Bancorp, Inc.	10,289	303,011
	Safety Insurance Group, Inc.	2,849	218,290
	Sandy Spring Bancorp, Inc.	10,030	417,148
	Santander Consumer USA Holdings, Inc.	61,307	2,515,426
	Seacoast Banking Corp. of Florida	6,084	184,893
*	Select Bancorp, Inc.	771	12,259

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Shore Bancshares, Inc.	3,776	$65,476
	Sierra Bancorp	6,298	151,971
	Simmons First National Corp., Class A	26,028	708,482
*	SiriusPoint, Ltd.	29,538	289,472
	SmartFinancial, Inc.	3,222	78,520
	South State Corp.	14,409	991,916
*	Southern First Bancshares, Inc.	1,637	81,081
	Southern Missouri Bancorp, Inc.	1,244	55,831
	Southside Bancshares, Inc.	3,885	140,015
	Spirit of Texas Bancshares, Inc.	1,241	28,890
	State Auto Financial Corp.	18,009	900,450
	Sterling Bancorp	50,266	1,091,275
*	Sterling Bancorp, Inc.	2,736	13,078
	Stewart Information Services Corp.	7,017	414,073
	Stifel Financial Corp.	16,288	1,083,804
*	StoneX Group, Inc.	5,168	333,491
*	SVB Financial Group	270	148,489
	Synovus Financial Corp.	17,088	698,899
	Territorial Bancorp, Inc.	4,012	102,466
*	Texas Capital Bancshares, Inc.	12,258	772,009
	Timberland Bancorp, Inc.	3,197	91,946
	Tiptree, Inc.	8,068	77,533
	Tompkins Financial Corp.	800	61,400
	Towne Bank	14,484	431,768
	TriCo Bancshares	5,596	220,650
*	TriState Capital Holdings, Inc.	13,113	266,325
*	Triumph Bancorp, Inc.	5,665	434,279
	TrustCo Bank Corp. NY	7,822	263,054
	Trustmark Corp.	19,644	589,713
	UMB Financial Corp.	4,424	414,086
	Umpqua Holdings Corp.	50,404	951,123
*	Unico American Corp.	1,400	5,726
	United Bancshares, Inc.	406	13,966
	United Bankshares, Inc.	28,521	985,115
	United Community Banks, Inc.	14,166	408,122
	United Fire Group, Inc.	10,271	255,953
	United Insurance Holdings Corp.	14,749	64,601
	United Security Bancshares	4,425	35,710
	Unity Bancorp, Inc.	2,168	48,151
	Universal Insurance Holdings, Inc.	10,122	143,328
	Univest Financial Corp.	11,975	327,636
	Unum Group	53,709	1,471,627
	Valley National Bancorp	91,394	1,178,069
	Veritex Holdings, Inc.	7,400	248,270
#	Voya Financial, Inc.	28,966	1,865,410
	Washington Federal, Inc.	19,358	624,683
	Washington Trust Bancorp, Inc.	5,752	280,410
	Waterstone Financial, Inc.	10,318	203,574
#	Webster Financial Corp.	5,965	286,917
	WesBanco, Inc.	20,414	658,964
#	West BanCorp, Inc.	4,026	118,686
	Western New England Bancorp, Inc.	12,440	105,242
	Westwood Holdings Group, Inc.	1,679	42,563
	White Mountains Insurance Group, Ltd.	525	594,074
	Wintrust Financial Corp.	9,711	693,365
	WSFS Financial Corp.	14,978	655,737
	Zions Bancorp NA	39,595	2,064,879
TOTAL FINANCIALS			133,839,183

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (4.6%)
*	Acadia Healthcare Co., Inc.	21,935	$1,353,828
#»	Achillion Pharmaceuticals, Inc.	70,786	102,640
*	Addus HomeCare Corp.	4,093	355,231
*	Akebia Therapeutics, Inc.	14,638	36,156
*	Alkermes P.L.C.	10,176	263,253
#*	Allscripts Healthcare Solutions, Inc.	60,671	1,036,261
#*	American Shared Hospital Services	400	1,136
*	Amphastar Pharmaceuticals, Inc.	8,830	184,988
*	AnaptysBio, Inc.	8,554	196,571
*	AngioDynamics, Inc.	15,953	424,828
*	ANI Pharmaceuticals, Inc.	4,800	162,864
*	Anika Therapeutics, Inc.	6,314	253,381
#*	aTyr Pharma, Inc.	2,013	9,381
*	Avanos Medical, Inc.	11,644	441,773
*	BioDelivery Sciences International, Inc.	2,616	9,836
*	Brookdale Senior Living, Inc.	52,058	391,476
*	Cara Therapeutics, Inc.	2,826	33,827
*	Catalyst Pharmaceuticals, Inc.	9,532	55,667
#*	CbdMD, Inc.	722	1,863
*	Chimerix, Inc.	11,642	77,186
*	Chinook Therapeutics, Inc.	3,359	43,768
*	Community Health Systems, Inc.	7,977	106,254
	Computer Programs and Systems, Inc.	3,104	97,993
*	Covetrus, Inc.	14,274	363,416
*	Cross Country Healthcare, Inc.	9,073	148,979
#*	CryoLife, Inc.	3,855	104,085
#»	Curative Health Services, Inc.	1,058	0
*	Cyclerion Therapeutics, Inc.	3,805	11,073
*	Eagle Pharmaceuticals, Inc.	1,375	63,937
*	Enanta Pharmaceuticals, Inc.	6,419	271,203
*	Endo International P.L.C.	6,169	31,215
#*	Envista Holdings Corp.	47,001	2,024,803
*	Five Star Senior Living, Inc.	11,501	65,326
*	FONAR Corp.	2,833	47,934
*	GlycoMimetics, Inc.	14,503	29,296
*	Harvard Bioscience, Inc.	11,180	88,210
*	HealthStream, Inc.	6,405	187,090
*	Innoviva, Inc.	6,017	85,321
*	Inogen, Inc.	3,223	257,099
*	Integer Holdings Corp.	8,618	843,616
*	IntriCon Corp.	2,053	49,272
#*	Invacare Corp.	14,077	101,777
*	Jazz Pharmaceuticals P.L.C.	2,884	488,896
*	Jounce Therapeutics, Inc.	18,276	92,111
*	Kewaunee Scientific Corp.	637	8,485
*	Lantheus Holdings, Inc.	8,322	217,787
*	LENSAR, Inc.	3,093	25,146
*	Ligand Pharmaceuticals, Inc.	338	38,366
*	Magellan Health, Inc.	6,265	590,915
*»	MedCath Corp.	5,455	0
*	MEDNAX, Inc.	19,121	556,804
#*	Meridian Bioscience, Inc.	8,459	173,409
*	Merit Medical Systems, Inc.	7,505	526,025
#	Mesa Laboratories, Inc.	169	49,772
*	Minerva Neurosciences, Inc.	9,200	16,928
*	ModivCare, Inc.	519	88,230
*	Myriad Genetics, Inc.	5,433	171,846
	National HealthCare Corp.	3,069	238,308
*	Natus Medical, Inc.	9,046	241,528

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	NextGen Healthcare, Inc.	11,200	$181,664
*	NuVasive, Inc.	4,546	290,717
#*	OPKO Health, Inc.	8,950	30,788
*	Option Care Health, Inc.	10,679	221,269
#*	OraSure Technologies, Inc.	18,117	213,599
*	Organon & Co.	1,243	36,059
*	Orthofix Medical, Inc.	5,141	204,303
	Owens & Minor, Inc.	19,546	904,002
*	Pacira BioSciences, Inc.	1,345	79,288
	Patterson Cos., Inc.	21,976	684,113
#*»	PDL BioPharma, Inc.	35,325	32,722
	Perrigo Co. P.L.C.	30,135	1,447,384
	Premier, Inc., Class A	18,939	674,986
*	Prestige Consumer Healthcare, Inc.	13,261	696,866
	Select Medical Holdings Corp.	11,777	464,603
#*	Star Equity Holdings, Inc.	700	2,520
*	Supernus Pharmaceuticals, Inc.	14,030	369,410
#*	Surgalign Holdings, Inc.	24,063	26,229
#*	Synlogic, Inc.	7,427	23,469
*	Taro Pharmaceutical Industries, Ltd.	1,749	124,529
*	Triple-S Management Corp., Class B	8,162	198,581
*	United Therapeutics Corp.	3,700	673,141
	Universal Health Services, Inc., Class B	6,356	1,019,566
	Utah Medical Products, Inc.	600	53,640
*	Vanda Pharmaceuticals, Inc.	12,429	202,717
#*	Varex Imaging Corp.	7,333	200,191
#*	X4 Pharmaceuticals, Inc.	532	3,059
TOTAL HEALTH CARE			22,997,784
INDUSTRIALS — (18.5%)
*	AAR Corp.	6,861	245,349
	ABM Industries, Inc.	19,412	902,464
*	Acacia Research Corp.	29	164
	ACCO Brands Corp.	30,033	268,495
	Acme United Corp.	700	29,610
	Acuity Brands, Inc.	169	29,639
#	ADT, Inc.	67,116	704,047
	AGCO Corp.	14,529	1,919,426
	Air Lease Corp.	38,619	1,635,901
*	Air Transport Services Group, Inc.	18,303	442,933
#*	Akerna Corp.	1,998	6,853
	Alamo Group, Inc.	5,348	784,926
	Albany International Corp., Class A	8,014	692,009
	Allied Motion Technologies, Inc.	6,289	206,971
*	Alta Equipment Group, Inc.	3,122	39,306
	Altra Industrial Motion Corp.	7,812	489,656
	AMERCO	3,874	2,277,757
*	American Woodmark Corp.	4,806	356,845
*	AMREP Corp.	600	8,052
#*	API Group Corp.	2,041	46,780
	Apogee Enterprises, Inc.	11,051	438,393
	Applied Industrial Technologies, Inc.	1,569	140,739
	ARC Document Solutions, Inc.	9,300	19,251
	ArcBest Corp.	8,610	508,937
	Arcosa, Inc.	16,871	923,856
	Argan, Inc.	5,331	239,628
*	Armstrong Flooring, Inc.	8,427	36,405
*	ASGN, Inc.	6,633	670,795
	Astec Industries, Inc.	9,916	607,950

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Astronics Corp.	9,239	$157,802
#*	Astronics Corp., Class B	385	6,641
#*	Atlas Air Worldwide Holdings, Inc.	10,457	700,305
	AZZ, Inc.	10,779	571,179
	Barnes Group, Inc.	12,372	626,889
	Barrett Business Services, Inc.	2,506	183,464
*	Beacon Roofing Supply, Inc.	23,084	1,234,532
	BGSF, Inc.	3,300	41,646
	Boise Cascade Co.	12,237	625,923
	Brady Corp., Class A	7,456	407,694
*	BrightView Holdings, Inc.	7,163	114,823
#*	Broadwind, Inc.	4,795	18,221
*	Builders FirstSource, Inc.	28,543	1,270,163
*	CACI International, Inc., Class A	4,775	1,274,734
	CAI International, Inc.	4,381	244,504
	Carlisle Cos., Inc.	784	158,556
*	CBIZ, Inc.	17,838	576,881
*	CECO Environmental Corp.	13,581	95,610
*	Chart Industries, Inc.	4,555	708,075
*	CIRCOR International, Inc.	7,218	222,603
*	Civeo Corp.	2,181	47,350
*	Clean Harbors, Inc.	10,377	985,815
*	Colfax Corp.	30,636	1,405,580
	Columbus McKinnon Corp.	5,038	233,763
	Comfort Systems USA, Inc.	3,877	289,806
*	Commercial Vehicle Group, Inc.	1,297	11,855
	CompX International, Inc.	200	3,720
#*	Concrete Pumping Holdings, Inc.	1,989	17,304
#*	Construction Partners, Inc., Class A	1,479	49,665
	Costamare, Inc.	26,770	290,187
*	Covenant Logistics Group, Inc.	4,974	104,504
*	CPI Aerostructures, Inc.	1,158	3,810
	CRA International, Inc.	3,010	258,047
	Crane Co.	2,435	236,755
	Curtiss-Wright Corp.	4,395	519,928
	Deluxe Corp.	839	36,832
*	Ducommun, Inc.	4,739	255,669
*	DXP Enterprises, Inc.	6,186	201,973
*	Dycom Industries, Inc.	9,177	636,884
#*	Eagle Bulk Shipping, Inc.	1,869	77,937
	Eastern Co. (The)	910	26,718
*	Echo Global Logistics, Inc.	8,765	271,101
	EMCOR Group, Inc.	6,766	824,166
	Encore Wire Corp.	5,268	413,169
	EnerSys	3,730	368,002
	Eneti, Inc.	4,950	80,388
	Ennis, Inc.	10,515	207,882
	EnPro Industries, Inc.	4,915	457,685
	ESCO Technologies, Inc.	6,211	586,132
	Federal Signal Corp.	13,756	544,875
#*	Fluor Corp.	12,113	201,803
	Forward Air Corp.	2,317	204,915
	Franklin Electric Co., Inc.	2,317	189,438
#*	FreightCar America, Inc.	4,774	24,777
*	FTI Consulting, Inc.	4,867	709,122
*	Gates Industrial Corp. P.L.C.	17,945	324,984
	GATX Corp.	14,182	1,308,289
	Genco Shipping & Trading, Ltd.	10,785	189,277
*	Gencor Industries, Inc.	1,822	21,390

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Gibraltar Industries, Inc.	6,137	$458,311
*	GMS, Inc.	12,651	621,544
#	Gorman-Rupp Co. (The)	9,371	334,451
*	GP Strategies Corp.	5,157	104,945
	Graham Corp.	3,427	46,916
#	Granite Construction, Inc.	12,476	479,328
*	Great Lakes Dredge & Dock Corp.	18,178	279,941
#	Greenbrier Cos., Inc. (The)	11,925	510,390
	Griffon Corp.	17,303	400,045
*	Harsco Corp.	10,424	209,731
*	Hawaiian Holdings, Inc.	16,332	322,230
	Heartland Express, Inc.	20,659	351,823
	Heidrick & Struggles International, Inc.	5,822	248,658
	Helios Technologies, Inc.	2,022	163,479
*	Herc Holdings, Inc.	4,298	533,124
*	Heritage-Crystal Clean, Inc.	3,996	112,607
	Herman Miller, Inc.	9,558	412,428
*	Hill International, Inc.	18,740	40,478
	Hillenbrand, Inc.	4,266	193,250
	HNI Corp.	6,843	255,244
*	Hub Group, Inc., Class A	10,414	690,240
*	Hudson Global, Inc.	170	3,026
*	Hudson Technologies, Inc.	3,873	13,401
	Huntington Ingalls Industries, Inc.	124	25,436
	Hurco Cos., Inc.	2,430	82,474
*	Huron Consulting Group, Inc.	6,466	317,675
	Hyster-Yale Materials Handling, Inc.	2,873	205,822
	ICF International, Inc.	4,421	404,831
*	IES Holdings, Inc.	4,262	231,895
	Insteel Industries, Inc.	5,944	230,806
	Interface, Inc.	10,275	148,165
	ITT, Inc.	3,295	322,613
*	JELD-WEN Holding, Inc.	15,377	407,183
*	JetBlue Airways Corp.	2,040	30,172
	Kadant, Inc.	1,702	306,581
	Kaman Corp.	7,125	315,994
*	KAR Auction Services, Inc.	18,852	310,681
	KBR, Inc.	7,514	290,792
*	Kelly Services, Inc., Class A	11,054	242,304
	Kennametal, Inc.	13,692	496,335
	Kimball International, Inc., Class B	13,255	164,097
*	Kirby Corp.	8,478	490,961
	Knight-Swift Transportation Holdings, Inc.	43,670	2,169,962
	Korn Ferry	17,890	1,229,759
*	Kratos Defense & Security Solutions, Inc.	3,777	102,734
*	Lawson Products, Inc.	2,007	105,347
*	LB Foster Co., Class A	3,630	65,921
*	Limbach Holdings, Inc.	1,631	14,581
*	LS Starrett Co. (The), Class A	489	3,829
	LSI Industries, Inc.	9,836	74,065
*	Lydall, Inc.	3,369	206,183
	Macquarie Infrastructure Corp.	17,877	706,141
*	Manitowoc Co., Inc. (The)	15,281	353,755
	ManpowerGroup, Inc.	6,657	789,387
	ManTech International Corp., Class A	6,874	601,200
	Marten Transport, Ltd.	21,324	337,346
*	Masonite International Corp.	3,143	355,662
#*	MasTec, Inc.	12,633	1,278,839
*	Matrix Service Co.	8,891	97,001

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Matson, Inc.	10,742	$721,003
	Matthews International Corp., Class A	8,424	291,470
	Maxar Technologies, Inc.	10,030	363,788
	McGrath RentCorp	5,993	469,971
*	Mercury Systems, Inc.	267	17,622
*	Meritor, Inc.	11,169	271,742
*	Mesa Air Group, Inc.	11,416	101,831
	Miller Industries, Inc.	4,566	171,271
*	Mistras Group, Inc.	11,468	120,414
	Moog, Inc., Class A	9,741	758,532
	MSC Industrial Direct Co., Inc., Class A	1,698	151,411
	Mueller Industries, Inc.	9,980	433,132
	Mueller Water Products, Inc., Class A	28,085	416,220
*	MYR Group, Inc.	5,161	493,546
	National Presto Industries, Inc.	2,149	207,336
	Nielsen Holdings P.L.C.	61,150	1,448,643
#	NL Industries, Inc.	5,599	33,762
*	NN, Inc.	13,572	92,832
#*	Northwest Pipe Co.	4,013	114,009
*	NOW, Inc.	40,187	396,646
*	NV5 Global, Inc.	2,275	216,125
	nVent Electric P.L.C.	24,272	767,238
*	Orion Group Holdings, Inc.	13,009	69,858
	Oshkosh Corp.	11,701	1,398,855
	Owens Corning	2,267	217,995
*	PAM Transportation Services, Inc.	1,458	91,125
	Park Aerospace Corp.	7,310	108,919
	Park-Ohio Holdings Corp.	4,000	116,360
	Patriot Transportation Holding, Inc.	178	2,100
*	Perma-Pipe International Holdings, Inc.	1,500	10,335
*	PGT Innovations, Inc.	9,267	209,249
#	Powell Industries, Inc.	4,041	117,553
	Preformed Line Products Co.	2,167	148,483
	Primoris Services Corp.	15,626	467,217
*	Quad/Graphics, Inc.	18,082	63,287
	Quanex Building Products Corp.	10,042	249,443
	Quanta Services, Inc.	8,652	786,467
*	Radiant Logistics, Inc.	12,254	76,220
*	RCM Technologies, Inc.	4,177	17,543
	Regal Beloit Corp.	8,087	1,190,649
*	Resideo Technologies, Inc.	26,996	796,382
	Resources Connection, Inc.	10,756	166,610
#	REV Group, Inc.	9,019	136,277
	Rexnord Corp.	3,291	185,382
	Rush Enterprises, Inc., Class A	16,007	752,169
	Rush Enterprises, Inc., Class B	2,475	108,603
	Ryder System, Inc.	12,445	947,687
	Schneider National, Inc., Class B	15,608	350,244
#	Science Applications International Corp.	6,252	545,800
*	Sensata Technologies Holding P.L.C.	24,649	1,444,924
	Shyft Group, Inc. (The)	1,861	73,398
*	SIFCO Industries, Inc.	659	7,315
*	SkyWest, Inc.	14,199	574,918
	Snap-on, Inc.	6,617	1,442,374
*	Spirit Airlines, Inc.	16,509	445,413
	SPX FLOW, Inc.	8,347	685,706
	Standex International Corp.	2,335	214,820
	Steelcase, Inc., Class A	22,931	315,301
*	Sterling Construction Co., Inc.	6,799	149,306

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	Sunrun, Inc.	3,429	$181,634
*	Team, Inc.	12,866	79,383
	Tennant Co.	309	24,448
	Terex Corp.	16,734	801,893
*	Textainer Group Holdings, Ltd.	20,422	659,222
	Textron, Inc.	6,520	449,945
*	Thermon Group Holdings, Inc.	9,845	164,018
	Timken Co. (The)	15,081	1,198,939
*	Titan International, Inc.	16,208	139,713
*	Titan Machinery, Inc.	7,999	228,211
*	TriMas Corp.	6,595	215,788
#	Trinity Industries, Inc.	41,523	1,125,689
	Triton International, Ltd.	23,925	1,263,001
*	TrueBlue, Inc.	12,939	351,811
*	Tutor Perini Corp.	15,498	218,057
*	Twin Disc, Inc.	2,022	29,764
#*	U.S. Xpress Enterprises, Inc., Class A	11,175	97,558
	UFP Industries, Inc.	14,860	1,103,504
*	Ultralife Corp.	969	7,694
	UniFirst Corp.	1,599	348,214
*	Univar Solutions, Inc.	28,975	711,046
	Universal Logistics Holdings, Inc.	4,772	109,995
#*	USA Truck, Inc.	3,957	55,240
*	Vectrus, Inc.	3,879	175,680
*	Veritiv Corp.	7,447	456,352
*	Viad Corp.	4,123	189,040
*	Vidler Water Resouces, Inc.	8,513	114,670
*	Virco Mfg. Corp.	4,400	14,608
	VSE Corp.	3,687	184,534
	Wabash National Corp.	17,100	250,344
	Werner Enterprises, Inc.	17,645	806,553
*	WESCO International, Inc.	12,823	1,365,008
#*	Willdan Group, Inc.	1,985	81,881
*	Willis Lease Finance Corp.	2,293	95,389
*	WillScot Mobile Mini Holdings Corp.	31,721	910,710
TOTAL INDUSTRIALS			93,789,365
INFORMATION TECHNOLOGY — (8.9%)
*	ACI Worldwide, Inc.	4,073	139,704
	ADTRAN, Inc.	21,205	475,204
*	Airgain, Inc.	2,500	45,625
#	Alliance Data Systems Corp.	5,951	554,931
*	Alpha & Omega Semiconductor, Ltd.	6,531	169,741
	Amkor Technology, Inc.	82,654	2,036,595
*	Amtech Systems, Inc.	6,555	67,910
*	Arrow Electronics, Inc.	27,936	3,312,372
*	AstroNova, Inc.	1,475	23,674
*	Asure Software, Inc.	2,090	19,688
*	Aviat Networks, Inc.	3,200	119,296
	Avnet, Inc.	36,514	1,508,758
*	Aware, Inc.	4,272	17,003
*	Axcelis Technologies, Inc.	9,546	367,998
*	AXT, Inc.	15,993	163,129
	Bel Fuse, Inc., Class B	3,659	49,909
	Belden, Inc.	5,394	264,306
	Benchmark Electronics, Inc.	14,549	384,094
*	BM Technologies, Inc.	2,712	27,201
#	Cass Information Systems, Inc.	3,100	136,679
*	CEVA, Inc.	1,616	80,218

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Ciena Corp.	3,959	$230,176
*	Cloudera, Inc.	11,827	187,694
*	Cohu, Inc.	11,374	402,753
#	Communications Systems, Inc.	2,300	15,916
*	Computer Task Group, Inc.	6,054	53,941
	Comtech Telecommunications Corp.	8,620	215,241
*	Concentrix Corp.	13,283	2,174,826
*	Conduent, Inc.	79,377	532,620
	CSG Systems International, Inc.	3,455	156,719
*	CSP, Inc.	66	667
	CTS Corp.	9,528	333,385
*	CyberOptics Corp.	2,716	127,245
*	Daktronics, Inc.	17,660	107,903
*	Digi International, Inc.	10,327	213,562
*	Diodes, Inc.	12,034	986,788
*	DSP Group, Inc.	6,927	111,178
*	DXC Technology Co.	38,388	1,534,752
#	Ebix, Inc.	6,735	203,532
*	EchoStar Corp., Class A	12,908	287,848
*	EMCORE Corp.	6,506	56,862
*	ePlus, Inc.	3,660	338,404
*	ExlService Holdings, Inc.	136	15,398
*	Fabrinet	8,009	757,011
#*	First Solar, Inc.	17,490	1,504,840
*	Flex, Ltd.	130,502	2,345,121
*	FormFactor, Inc.	10,258	382,213
*	Frequency Electronics, Inc.	2,659	26,643
*	Genasys, Inc.	2,774	15,534
*	GTY Technology Holdings, Inc.	3,577	24,753
	Hackett Group, Inc. (The)	7,500	134,400
#*	Harmonic, Inc.	31,893	282,253
*	Ichor Holdings, Ltd.	2,361	121,757
*	IEC Electronics Corp.	2,496	27,456
	Information Services Group, Inc.	1,404	8,382
*	Insight Enterprises, Inc.	9,403	943,873
	InterDigital, Inc.	4,754	313,241
*	inTEST Corp.	4,410	63,107
*	Intevac, Inc.	7,564	49,166
*	J2 Global, Inc.	2,679	378,462
	Jabil, Inc.	35,179	2,094,558
	Juniper Networks, Inc.	56,172	1,580,680
*	Key Tronic Corp.	2,718	18,129
*	Kimball Electronics, Inc.	10,520	214,503
*	Knowles Corp.	24,185	484,667
	Kulicke & Soffa Industries, Inc.	12,487	678,793
*	KVH Industries, Inc.	7,706	87,232
*	Lantronix, Inc.	1,900	9,994
#*	LightPath Technologies, Inc., Class A	3,216	7,622
*	Magnachip Semiconductor Corp.	3,400	70,652
	Maximus, Inc.	1,480	131,720
	Methode Electronics, Inc.	9,826	469,978
#*	N-Able, Inc.	640	8,832
*	NeoPhotonics Corp.	15,687	152,164
*	NETGEAR, Inc.	7,554	258,725
*	NetScout Systems, Inc.	19,624	564,386
	Network-1 Technologies, Inc.	3,000	9,060
*	OneSpan, Inc.	449	11,077
*	Onto Innovation, Inc.	7,410	519,293
*	Optical Cable Corp.	1,600	7,168

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	OSI Systems, Inc.	4,996	$499,850
	PC Connection, Inc.	7,888	375,153
	PC-Tel, Inc.	5,882	39,115
#*	PDF Solutions, Inc.	4,255	79,611
*	PFSweb, Inc.	5,700	67,032
*	Photronics, Inc.	18,041	241,208
#*	Ping Identity Holding Corp.	4,863	107,326
*	Plexus Corp.	8,395	758,236
*	Rambus, Inc.	8,430	199,454
*	RF Industries, Ltd.	681	6,517
*	Ribbon Communications, Inc.	14,276	98,647
	Richardson Electronics, Ltd.	3,224	25,018
*	Rogers Corp.	3,710	707,126
*	Sanmina Corp.	23,837	915,818
	Sapiens International Corp. NV	4,288	108,100
*	ScanSource, Inc.	9,850	271,761
#»	Silicon Graphics, Inc.	137	0
*	SMART Global Holdings, Inc.	4,531	212,232
*	Smith Micro Software, Inc.	2,220	12,565
#*	SolarWinds Corp.	1,281	14,398
*	Stratasys, Ltd.	9,275	183,089
*	Super Micro Computer, Inc.	12,744	484,782
*	Sykes Enterprises, Inc.	13,841	742,708
	SYNNEX Corp.	13,283	1,587,850
*	TESSCO Technologies, Inc.	3,407	20,476
*	TTM Technologies, Inc.	27,324	382,263
*	Ultra Clean Holdings, Inc.	7,830	422,898
*	Upland Software, Inc.	3,103	111,708
*	Veeco Instruments, Inc.	14,237	330,298
#*	Verint Systems, Inc.	3,183	135,819
#*	Viasat, Inc.	8,074	400,793
#*	VirnetX Holding Corp.	1,799	7,376
	Vishay Intertechnology, Inc.	34,468	762,777
*	Vishay Precision Group, Inc.	3,563	129,444
#*	WidePoint Corp.	744	4,628
	Xerox Holdings Corp.	46,596	1,124,361
	Xperi Holding Corp.	23,253	482,965
TOTAL INFORMATION TECHNOLOGY			45,062,292
MATERIALS — (9.0%)
*	AdvanSix, Inc.	11,450	383,003
*	AgroFresh Solutions, Inc.	10,796	21,052
*	Alcoa Corp.	64,142	2,575,301
*	Allegheny Technologies, Inc.	26,519	544,435
*	Alpha Metallurgical Resources, Inc.	6,668	185,837
	American Vanguard Corp.	12,936	213,573
*	Ampco-Pittsburgh Corp.	4,848	30,203
*	Arconic Corp.	13,676	491,515
	Ashland Global Holdings, Inc.	14,169	1,205,357
	Avient Corp.	503	24,406
*	Berry Global Group, Inc.	26,281	1,689,605
	Cabot Corp.	12,411	683,350
#	Caledonia Mining Corp., P.L.C.	2,657	33,770
	Carpenter Technology Corp.	13,831	527,653
*	Century Aluminum Co.	3,503	51,004
	CF Industries Holdings, Inc.	15,466	730,768
	Chase Corp.	622	72,482
*	Clearwater Paper Corp.	6,893	203,275
#*	Coeur Mining, Inc.	32,017	241,408

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Commercial Metals Co.	40,252	$1,320,266
*	Core Molding Technologies, Inc.	2,490	35,433
*	Domtar Corp.	18,629	1,022,918
	Ecovyst, Inc.	16,859	262,326
	Element Solutions, Inc.	67,546	1,579,901
*	Ferro Corp.	13,199	274,539
*	Ferroglobe P.L.C.	20,870	126,055
»	Ferroglobe Representation & Warranty Insurance Trust	39,603	0
#	Fortitude Gold Corp.	5,267	40,609
	Friedman Industries, Inc.	1,905	24,765
	FutureFuel Corp.	15,413	131,011
*	GCP Applied Technologies, Inc.	8,328	193,626
	Glatfelter Corp.	15,735	239,644
	Gold Resource Corp.	18,435	38,898
	Graphic Packaging Holding Co.	71,268	1,366,208
#	Greif, Inc., Class A	8,123	492,416
	Greif, Inc., Class B	2,591	157,740
	Hawkins, Inc.	7,610	276,319
	Haynes International, Inc.	5,048	190,461
#	HB Fuller Co.	13,400	865,908
	Hecla Mining Co.	141,656	947,679
	Huntsman Corp.	62,390	1,647,720
	Innospec, Inc.	6,586	582,532
*	Intrepid Potash, Inc.	3,717	112,625
*	Koppers Holdings, Inc.	4,268	131,070
*	Kraton Corp.	13,762	525,571
	Kronos Worldwide, Inc.	15,210	211,571
	Louisiana-Pacific Corp.	934	51,781
*	LSB Industries, Inc.	5,003	44,026
	Materion Corp.	6,626	472,831
	Mercer International, Inc.	21,251	247,149
	Minerals Technologies, Inc.	11,516	923,814
	Mosaic Co. (The)	30,456	951,141
	Myers Industries, Inc.	4,300	91,074
	Neenah, Inc.	4,346	218,473
#	Nexa Resources SA	9,879	83,478
	Olin Corp.	36,575	1,720,122
	Olympic Steel, Inc.	6,193	186,533
*	Ranpak Holdings Corp.	439	11,247
#*	Rayonier Advanced Materials, Inc.	15,285	106,536
	Reliance Steel & Aluminum Co.	22,422	3,523,617
	Resolute Forest Products, Inc.	21,514	256,877
*	Ryerson Holding Corp.	12,317	193,746
	Schnitzer Steel Industries, Inc., Class A	9,993	523,833
	Schweitzer-Mauduit International, Inc.	9,008	354,285
	Sensient Technologies Corp.	6,175	538,336
	Silgan Holdings, Inc.	1,010	40,925
	Sonoco Products Co.	15,411	983,068
	Steel Dynamics, Inc.	47,536	3,063,695
	Stepan Co.	5,683	670,310
*	Summit Materials, Inc., Class A	38,435	1,291,416
	SunCoke Energy, Inc.	32,175	248,713
*	Synalloy Corp.	842	8,260
*	TimkenSteel Corp.	17,420	232,209
*	Trecora Resources	6,371	50,458
	Tredegar Corp.	9,833	128,517
	Trinseo SA	5,224	283,977
	Tronox Holdings P.L.C., Class A	39,317	724,612
#*	UFP Technologies, Inc.	2,556	152,798

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	United States Lime & Minerals, Inc.	1,241	$172,499
#	United States Steel Corp.	15,916	421,456
*	Universal Stainless & Alloy Products, Inc.	2,690	30,316
*	US Concrete, Inc.	3,189	232,191
*	Venator Materials P.L.C.	21,794	69,087
	Verso Corp., Class A	10,042	190,999
	Warrior Met Coal, Inc.	15,197	283,728
	Westlake Chemical Corp.	24,175	2,004,591
	WestRock Co.	2,800	137,788
	Worthington Industries, Inc.	13,566	867,817
TOTAL MATERIALS			45,494,137
REAL ESTATE — (1.2%)
#	CTO Realty Growth, Inc.	591	33,208
#*	Cushman & Wakefield P.L.C.	21,044	392,891
*	Forestar Group, Inc.	7,157	146,504
*	FRP Holdings, Inc.	2,500	150,325
*	Howard Hughes Corp. (The)	7,111	659,261
*	Jones Lang LaSalle, Inc.	14,289	3,180,303
	Kennedy-Wilson Holdings, Inc.	10,714	216,316
*	Marcus & Millichap, Inc.	8,957	356,399
#*	Rafael Holdings, Inc., Class B	3,265	165,242
	RE/MAX Holdings, Inc., Class A	7,315	250,904
*	Realogy Holdings Corp.	28,615	507,058
*	Stratus Properties, Inc.	650	19,597
*	Tejon Ranch Co.	11,225	204,632
TOTAL REAL ESTATE			6,282,640
UTILITIES — (0.8%)
	Brookfield Renewable Corp., Class A	8,452	358,703
	Genie Energy, Ltd., Class B	2,650	15,608
	MDU Resources Group, Inc.	46,936	1,488,810
	New Jersey Resources Corp.	8,046	309,932
	Vistra Corp.	92,067	1,763,083
TOTAL UTILITIES			3,936,136
TOTAL COMMON STOCKS			495,921,190
PREFERRED STOCKS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
	Qurate Retail, Inc., 8.000%	307	33,304
INDUSTRIALS — (0.0%)
(r)	WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	5,687	176,581
TOTAL PREFERRED STOCKS			209,885
RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
#*»	Nabors Industries, Ltd. Warrants 06/11/26	982	6,383
TOTAL INVESTMENT SECURITIES (Cost $367,637,602)			496,137,458

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund 0.025%	759,676	759,676

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.8%)
@§	The DFA Short Term Investment Fund	798,913	$9,243,419
TOTAL INVESTMENTS — (100.0%)
(Cost $377,639,602)^^			$506,140,553
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$15,328,571	—	—	$15,328,571
Consumer Discretionary	69,846,511	$1,948	—	69,848,459
Consumer Staples	23,895,664	—	—	23,895,664
Energy	35,446,959	—	—	35,446,959
Financials	133,837,808	1,375	—	133,839,183
Health Care	22,862,422	135,362	—	22,997,784
Industrials	93,789,365	—	—	93,789,365
Information Technology	45,062,292	—	—	45,062,292
Materials	45,494,137	—	—	45,494,137
Real Estate	6,282,640	—	—	6,282,640
Utilities	3,936,136	—	—	3,936,136
Preferred Stocks
Consumer Discretionary	33,304	—	—	33,304
Industrials	176,581	—	—	176,581
Rights/Warrants
Energy	—	6,383	—	6,383
Temporary Cash Investments	759,676	—	—	759,676
Securities Lending Collateral	—	9,243,419	—	9,243,419
TOTAL	$496,752,066	$9,388,487	—	$506,140,553

ORGANIZATION
DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At July 31, 2021, the Fund consisted of one hundred and three operational portfolios, (the "Portfolios") all of which are included in this document. The Fund’s advisor is Dimensional Fund Advisors LP (the "Advisor"). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The master funds are part of other entities that are also managed by the Advisor. The Schedules of Investments for the master funds have been included in this document.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
The Funds of Funds (International Small Company Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Dimensional Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional 2065 Target Date Retirement Income Fund, Dimensional 2010 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, World Core Equity Portfolio, Global Social Core Equity Portfolio, DFA VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio) invest in the funds indicated on the Schedule of Investments ("Underlying Funds"). The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each of the DFA Diversified Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in fixed income securities. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio and Tax-Managed U.S. Marketwide Value Portfolio) invests primarily in a corresponding master fund(s) ("Master Fund"). Shares held by the Portfolios in other investment companies (such as the Master Funds and the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolios’ investments in the series of The DFA Investment Trust Company or in Dimensional Emerging Markets Value Fund reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, and U.S. High Relative Profitability Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, Tax-Managed DFA International Value Portfolio, T.A. World ex U.S. Core Equity Portfolio, VA International Value Portfolio, VA International Small Portfolio, International Large Cap Growth Portfolio, International Small Cap Growth Portfolio, International High Relative Profitability Portfolio, Emerging Markets Sustainability Core 1 Portfolio and Emerging Markets Targeted Value

Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities held by Enhanced U.S. Large Company Portfolio, DFA Commodity Strategy Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA Selective State Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Fund, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA LTIP Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, DFA MN Municipal Bond Portfolio, DFA California Municipal Real Return Portfolio, DFA Global Sustainability Fixed Income Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Oregon Municipal Bond Portfolio and DFA Global Core Plus Real Return Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolios (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master/Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1.    TREASURY INFLATION-PROTECTED SECURITIES (TIPS): VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA Short-Duration Real Return Portfolio may purchase TIPS, which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.
2.    FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios:
3.    FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio and Enhanced U.S Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s and Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
4.    FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded . Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio’s investment in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary."
A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest-rate-sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization-or production-weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.
Payments, known as "variation margin", to and from the broker will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.
At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions may prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.
The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.

5.    OPTIONS ON FUTURES CONTRACTS: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.
An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change is reflected in the net asset value of the Portfolio.
The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.
6.    COMMODITY-LINKED DERIVATIVES: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of July 31, 2021, the DFA Commodity Strategy Portfolio held $376,701,425 in the Subsidiary, representing 22.97% of DFA Commodity Strategy Portfolio’s total assets.
7.    SWAP AGREEMENTS: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded over-the-counter between the two parties (uncleared swaps), while other swaps are transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.
The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a "CDS" transaction) or on a basket or index of securities (sometimes referred to as a "CDX" transaction). The "buyer" in a credit default contract typically is obligated to pay the "seller" a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.
Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.
The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating "synthetic" inflation-indexed bonds.
Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.
The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the "Dodd-Frank Act") and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.
The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.
The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
FEDERAL TAX COST
At July 31, 2021, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
Enhanced U.S. Large Company Portfolio	$405,803
U.S. Large Cap Value Portfolio	14,274,079
U.S. Targeted Value Portfolio	8,285,145
U.S. Small Cap Value Portfolio	9,903,922
U.S. Core Equity 1 Portfolio	13,914,162
U.S. Core Equity 2 Portfolio	15,339,495
U.S. Vector Equity Portfolio	2,595,160
U.S. Small Cap Portfolio	9,917,894
U.S. Micro Cap Portfolio	4,301,051
DFA Real Estate Securities Portfolio	6,424,687
Large Cap International Portfolio	4,096,811
International Core Equity Portfolio	25,847,717
International Small Company Portfolio	9,330,154
Global Small Company Portfolio	76,170
Japanese Small Company Portfolio	354,506
Asia Pacific Small Company Portfolio	317,179
United Kingdom Small Company Portfolio	42,737
Continental Small Company Portfolio	626,481
DFA International Real Estate Securities Portfolio	6,006,964
DFA Global Real Estate Securities Portfolio	8,173,506
DFA International Small Cap Value Portfolio	10,422,103
International Vector Equity Portfolio	2,791,666
World ex U.S. Value Portfolio	261,823
World ex U.S. Targeted Value Portfolio	669,987
World ex U.S. Core Equity Portfolio	3,150,234
Selectively Hedged Global Equity Portfolio	196,030
Emerging Markets Portfolio	3,573,077
Emerging Markets Small Cap Portfolio	4,083,741
Emerging Markets Value Portfolio	10,604,722
Emerging Markets Core Equity Portfolio	20,166,108
U.S. Large Cap Equity Portfolio	1,104,809
DFA Commodity Strategy Portfolio	2,633,035
DFA One-Year Fixed Income Portfolio	6,015,058

Federal Tax Cost
DFA Two-Year Global Fixed Income Portfolio	$5,704,068
DFA Selectively Hedged Global Fixed Income Portfolio	1,198,559
DFA Short-Term Government Portfolio	1,771,261
DFA Five-Year Global Fixed Income Portfolio	13,630,709
DFA World ex U.S. Government Fixed Income Portfolio	1,730,263
DFA Intermediate Government Fixed Income Portfolio	6,074,087
DFA Short-Term Extended Quality Portfolio	7,142,344
DFA Intermediate-Term Extended Quality Portfolio	2,043,678
DFA Targeted Credit Portfolio	878,709
DFA Investment Grade Portfolio	13,144,875
DFA Inflation-Protected Securities Portfolio	6,231,081
DFA Short-Term Municipal Bond Portfolio	2,445,362
DFA Intermediate-Term Municipal Bond Portfolio	2,044,811
DFA Selective State Municipal Bond Portfolio	242,467
DFA California Short-Term Municipal Bond Portfolio	863,668
DFA California Intermediate-Term Municipal Bond Portfolio	604,426
DFA NY Municipal Bond Portfolio	115,173
Dimensional Retirement Income Fund	61,255
Dimensional 2045 Target Date Retirement Income Fund	65,924
Dimensional 2050 Target Date Retirement Income Fund	46,471
Dimensional 2055 Target Date Retirement Income Fund	27,579
Dimensional 2060 Target Date Retirement Income Fund	25,152
Dimensional 2065 Target Date Retirement Income Fund	1,825
Dimensional 2010 Target Date Retirement Income Fund	17,144
Dimensional 2015 Target Date Retirement Income Fund	36,019
Dimensional 2020 Target Date Retirement Income Fund	106,301
Dimensional 2025 Target Date Retirement Income Fund	133,640
Dimensional 2030 Target Date Retirement Income Fund	134,308
Dimensional 2035 Target Date Retirement Income Fund	112,195
Dimensional 2040 Target Date Retirement Income Fund	86,802
DFA Short-Duration Real Return Portfolio	1,512,226
DFA Municipal Real Return Portfolio	962,912
DFA Municipal Bond Portfolio	616,159
World Core Equity Portfolio	712,626
DFA LTIP Portfolio	336,854
U.S. Social Core Equity 2 Portfolio	871,390
U.S. Sustainability Core 1 Portfolio	3,129,593
U.S. Sustainability Targeted Value Portfolio	188,566
International Sustainability Core 1 Portfolio	2,425,926
International Social Core Equity Portfolio	1,242,434
Global Social Core Equity Portfolio	84,137
Emerging Markets Social Core Equity Portfolio	1,229,263
Tax-Managed U.S. Marketwide Value Portfolio	2,397,499
Tax-Managed DFA International Value Portfolio	2,805,876
T.A. World ex U.S. Core Equity Portfolio	3,252,632
VA U.S. Targeted Value Portfolio	377,751
VA U.S. Large Value Portfolio	408,846
VA International Value Portfolio	364,451

Federal Tax Cost
VA International Small Portfolio	$271,708
VA Short-Term Fixed Portfolio	292,840
VA Global Bond Portfolio	402,897
VIT Inflation-Protected Securities Portfolio	192,483
VA Global Moderate Allocation Portfolio	133,629
U.S. Large Cap Growth Portfolio	1,345,669
U.S. Small Cap Growth Portfolio	623,836
International Large Cap Growth Portfolio	462,853
International Small Cap Growth Portfolio	189,996
DFA Social Fixed Income Portfolio	513,641
DFA Diversified Fixed Income Portfolio	2,377,670
U.S. High Relative Profitability Portfolio	4,091,884
International High Relative Profitability Portfolio	1,675,935
VA Equity Allocation Portfolio	68,994
DFA MN Municipal Bond Portfolio	39,147
DFA California Municipal Real Return Portfolio	182,073
DFA Global Core Plus Fixed Income Portfolio	2,868,273
Emerging Markets Sustainability Core 1 Portfolio	748,762
Emerging Markets Targeted Value Portfolio	199,251
DFA Global Sustainability Fixed Income Portfolio	805,716
DFA Oregon Municipal Bond Portfolio	49,704
DFA Global Core Plus Real Return Portfolio	194,571
RECENTLY ISSUED ACCOUNTING STANDARDS
On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. Management has evaluated the implications of these changes and determined that the effect on the Portfolios is expected to be immaterial.
In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminate the asset segregation framework currently used by the Portfolios to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolios.
On December 3, 2020, the SEC adopted new rule 2a-5 (the "Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolios.
CORONAVIRUS (COVID-19) PANDEMIC
The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect a Portfolio's performance.
OTHER
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "District Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune’s subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by the trustee of a litigation trust (the “Trustee”) to whom Tribune’s committee of unsecured creditors assigned claims (the “Committee Action,” and with the Individual Creditor Actions, collectively referred to as the “Tribune Lawsuits”). The Tribune Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.
On September 23, 2013, the District Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the District Court’s dismissal order to the United States Court of Appeals for the Second Circuit (the “Second Circuit”), and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the "Supreme Court"), seeking review of the Second Circuit’s ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court’s decision in MERIT MANAGEMENT GROUP, LP v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) (“Merit Mgmt.”), which addressed the scope of the Bankruptcy Code’s safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs’ petition for certiorari. On December 19, 2019, the Second Circuit again affirmed the District Court’s dismissal of the Individual Creditor Actions on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs moved the Second Circuit for rehearing, which the Second Circuit denied. The individual creditor plaintiffs filed a second petition for certiorari with the Supreme Court, which the Supreme Court denied on April 19, 2021. As a result, the dismissal of the Individual Creditor Actions is now final.
On January 6, 2017, the District Court granted the shareholder defendants’ motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee’s proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code’s safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The Trustee appealed the District Court’s dismissal order and order denying the Trustee’s motion for leave to amend to the Second Circuit. The Second Circuit held oral argument on August 24, 2020, and the parties await the Second Circuit's ruling.
Litigation counsel to The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio in the Tribune Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Committee Action or quantify the ultimate exposure to The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio arising from the Committee Action. Until The U.S. Large Cap Value Series, The Tax-Managed

U.S. Marketwide Value Series and VA U.S. Large Value Portfolio can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio will be made relating to the Committee Action. However, even if the plaintiff in the Committee Action were to obtain the full recovery the plaintiff seeks, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio at this time.
The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio also cannot quantify the cost of the Tribune Lawsuits that could potentially be deducted from their respective net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio will pay or receive, as the case may be, a price based on the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio, with no adjustment relating to the Tribune Lawsuits. The attorneys’ fees and costs relating to the Tribune Lawsuits will be borne by The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series , The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio.
SUBSEQUENT EVENT EVALUATIONS
On June 3, 2021, President Biden issued an Executive Order titled “Addressing the Threat from Securities Investments that Finance Certain Companies of the People’s Republic of China” (the “Order”). The Order restricts investment in certain companies identified as “Chinese Military Industrial Complex Companies” by the Office of Foreign Asset Control, an agency of the Department of Treasury and the Department of Defense. Management is currently evaluating the Order’s effect on the Portfolios.
Management has evaluated the impact of all other subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.